================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7436

                               -----------------

                        THE DFA INVESTMENT TRUST COMPANY
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                       The DFA Investment Trust Company,
              6300 Bee Cave Road, Building One, Austin, TX  78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

                  Date of reporting period: October 31, 2013

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

ANNUAL REPORT
year ended: October 31, 2013

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------------------

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2013

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/

David G. Booth
CHAIRMAN AND CO-CHIEF EXECUTIVE OFFICER

                                 ANNUAL REPORT

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................   1
   DFA INVESTMENT DIMENSIONS GROUP INC.
      Performance Charts................................................   2
      Management's Discussion and Analysis..............................  19
      Disclosure of Fund Expenses.......................................  31
      Disclosure of Portfolio Holdings..................................  36
      Schedules of Investments/Summary Schedules of Portfolio Holdings
          Enhanced U.S. Large Company Portfolio.........................  39
          U.S. Large Cap Equity Portfolio...............................  42
          U.S. Large Cap Value Portfolio................................  45
          U.S. Targeted Value Portfolio.................................  46
          U.S. Small Cap Value Portfolio................................  49
          U.S. Core Equity 1 Portfolio..................................  52
          U.S. Core Equity 2 Portfolio..................................  55
          U.S. Vector Equity Portfolio..................................  58
          U.S. Small Cap Portfolio......................................  61
          U.S. Micro Cap Portfolio......................................  64
          DFA Real Estate Securities Portfolio..........................  67
          Large Cap International Portfolio.............................  69
          International Core Equity Portfolio...........................  73
          International Small Company Portfolio.........................  78
          Japanese Small Company Portfolio..............................  79
          Asia Pacific Small Company Portfolio..........................  79
          United Kingdom Small Company Portfolio........................  80
          Continental Small Company Portfolio...........................  80
          DFA International Real Estate Securities Portfolio............  81
          DFA Global Real Estate Securities Portfolio...................  85
          DFA International Small Cap Value Portfolio...................  86
          International Vector Equity Portfolio.........................  90
          World ex U.S. Value Portfolio.................................  95
          World ex U.S. Targeted Value Portfolio........................  96
          World ex U.S. Core Equity Portfolio...........................  97
          Selectively Hedged Global Equity Portfolio....................  98
          Emerging Markets Portfolio....................................  99
          Emerging Markets Small Cap Portfolio..........................  99
          Emerging Markets Value Portfolio..............................  99
          Emerging Markets Core Equity Portfolio........................ 100
      Statements of Assets and Liabilities.............................. 105
      Statements of Operations.......................................... 112
      Statements of Changes in Net Assets............................... 119
      Financial Highlights.............................................. 129
      Notes to Financial Statements..................................... 147
      Report of Independent Registered Public Accounting Firm........... 174

TABLE OF CONTENTS
CONTINUED

                                                                          PAGE
                                                                          ----
 DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
    Performance Charts................................................... 175
    Management's Discussion and Analysis................................. 176
    Consolidated Disclosure of Fund Expenses............................. 177
    Consolidated Disclosure of Portfolio Holdings........................ 178
    Consolidated Schedule of Investments................................. 179
    Consolidated Statement of Assets and Liabilities..................... 184
    Consolidated Statement of Operations................................. 185
    Consolidated Statements of Changes in Net Assets..................... 186
    Consolidated Financial Highlights.................................... 187
    Consolidated Notes to Financial Statements........................... 188
    Report of Independent Registered Public Accounting Firm.............. 200
 DIMENSIONAL INVESTMENT GROUP INC.
    Performance Charts................................................... 201
    Management's Discussion and Analysis................................. 203
    Disclosure of Fund Expenses.......................................... 206
    Disclosure of Portfolio Holdings..................................... 208
    Schedule of Investments/Summary Schedule of Portfolio Holdings
        DFA International Value Portfolio................................ 209
        U.S. Large Company Portfolio..................................... 210
    Statements of Assets and Liabilities................................. 213
    Statements of Operations............................................. 214
    Statements of Changes in Net Assets.................................. 215
    Financial Highlights................................................. 216
    Notes to Financial Statements........................................ 218
    Report of Independent Registered Public Accounting Firm.............. 229
 THE DFA INVESTMENT TRUST COMPANY
    Performance Charts................................................... 230
    Management's Discussion and Analysis................................. 235
    Disclosure of Fund Expenses.......................................... 240
    Disclosure of Portfolio Holdings..................................... 242
    Summary Schedules of Portfolio Holdings.............................. 244
        The U.S. Large Cap Value Series.................................. 244
        The DFA International Value Series............................... 247
        The Japanese Small Company Series................................ 251
        The Asia Pacific Small Company Series............................ 254
        The United Kingdom Small Company Series.......................... 257
        The Continental Small Company Series............................. 260
        The Canadian Small Company Series................................ 264
        The Emerging Markets Series...................................... 267
        The Emerging Markets Small Cap Series............................ 271
    Statements of Assets and Liabilities................................. 275
    Statements of Operations............................................. 277
    Statements of Changes in Net Assets.................................. 279
    Financial Highlights................................................. 282
    Notes to Financial Statements........................................ 287
    Report of Independent Registered Public Accounting Firm.............. 296

TABLE OF CONTENTS
CONTINUED

                                                                    PAGE
                                                                    ----
        DIMENSIONAL EMERGING MARKETS VALUE FUND
           Performance Charts...................................... 297
           Management's Discussion and Analysis.................... 298
           Disclosure of Fund Expenses............................. 299
           Disclosure of Portfolio Holdings........................ 300
           Summary Schedule of Portfolio Holdings.................. 301
           Statement of Assets and Liabilities..................... 305
           Statement of Operations................................. 306
           Statements of Changes in Net Assets..................... 307
           Financial Highlights.................................... 308
           Notes to Financial Statements........................... 309
           Report of Independent Registered Public Accounting Firm. 315
        FUND MANAGEMENT............................................ 316
        VOTING PROXIES ON FUND PORTFOLIO SECURITIES................ 325
        NOTICE TO SHAREHOLDERS..................................... 326

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company
SPDR    Standard & Poor's Depository Receipts
GBP     British Pounds
NZD     New Zealand Dollars
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
        1.0% of the net assets of the Fund. Some of the individual securities within this category may include
        Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(o)     Security is being fair valued as of October 31, 2013.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
RIC     Registered Investment Company
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.
(b)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                   [CHART]

              Enhanced U.S. Large Company Portfolio     S&P 500/R/ Index
              -------------------------------------    ------------------
10/31/2003                   $10,000                        $10,000
11/30/2003                    10,084                         10,088
12/31/2003                    10,638                         10,617
 1/31/2004                    10,830                         10,812
 2/29/2004                    10,998                         10,962
 3/31/2004                    10,843                         10,797
 4/30/2004                    10,602                         10,627
 5/31/2004                    10,734                         10,773
 6/30/2004                    10,924                         10,982
 7/31/2004                    10,574                         10,619
 8/31/2004                    10,647                         10,662
 9/30/2004                    10,753                         10,777
10/31/2004                    10,922                         10,942
11/30/2004                    11,322                         11,385
12/31/2004                    11,705                         11,772
 1/31/2005                    11,399                         11,485
 2/28/2005                    11,620                         11,727
 3/31/2005                    11,387                         11,519
 4/30/2005                    11,191                         11,301
 5/31/2005                    11,546                         11,660
 6/30/2005                    11,558                         11,677
 7/31/2005                    11,939                         12,111
 8/31/2005                    11,853                         12,001
 9/30/2005                    11,926                         12,098
10/31/2005                    11,679                         11,896
11/30/2005                    12,124                         12,346
12/31/2005                    12,125                         12,350
 1/31/2006                    12,450                         12,677
 2/28/2006                    12,450                         12,712
 3/31/2006                    12,606                         12,870
 4/30/2006                    12,757                         13,043
 5/31/2006                    12,380                         12,667
 6/30/2006                    12,393                         12,685
 7/31/2006                    12,468                         12,763
 8/31/2006                    12,757                         13,067
 9/30/2006                    13,084                         13,403
10/31/2006                    13,499                         13,840
11/30/2006                    13,763                         14,103
12/31/2006                    13,947                         14,301
 1/31/2007                    14,145                         14,518
 2/28/2007                    13,868                         14,234
 3/31/2007                    14,026                         14,393
 4/30/2007                    14,633                         15,030
 5/31/2007                    15,134                         15,555
 6/30/2007                    14,870                         15,296
 7/31/2007                    14,422                         14,822
 8/31/2007                    14,620                         15,044
 9/30/2007                    15,163                         15,607
10/31/2007                    15,407                         15,855
11/30/2007                    14,758                         15,192
12/31/2007                    14,653                         15,087
 1/31/2008                    13,735                         14,182
 2/29/2008                    13,290                         13,721
 3/31/2008                    13,231                         13,662
 4/30/2008                    13,853                         14,327
 5/31/2008                    14,046                         14,513
 6/30/2008                    12,853                         13,290
 7/31/2008                    12,748                         13,178
 8/31/2008                    12,943                         13,369
 9/30/2008                    11,751                         12,177
10/31/2008                     9,747                         10,132
11/30/2008                     9,084                          9,405
12/31/2008                     9,191                          9,505
 1/31/2009                     8,421                          8,704
 2/28/2009                     7,500                          7,777
 3/31/2009                     8,183                          8,459
 4/30/2009                     8,990                          9,268
 5/31/2009                     9,527                          9,786
 6/30/2009                     9,561                          9,806
 7/31/2009                    10,317                         10,547
 8/31/2009                    10,720                         10,928
 9/30/2009                    11,142                         11,336
10/31/2009                    10,939                         11,126
11/30/2009                    11,631                         11,793
12/31/2009                    11,831                         12,021
 1/31/2010                    11,424                         11,588
 2/28/2010                    11,797                         11,947
 3/31/2010                    12,492                         12,668
 4/30/2010                    12,696                         12,868
 5/31/2010                    11,696                         11,841
 6/30/2010                    11,094                         11,221
 7/31/2010                    11,877                         12,007
 8/31/2010                    11,350                         11,465
 9/30/2010                    12,365                         12,488
10/31/2010                    12,842                         12,963
11/30/2010                    12,825                         12,965
12/31/2010                    13,684                         13,831
 1/31/2011                    14,025                         14,159
 2/28/2011                    14,487                         14,644
 3/31/2011                    14,487                         14,650
 4/30/2011                    14,948                         15,084
 5/31/2011                    14,811                         14,913
 6/30/2011                    14,555                         14,665
 7/31/2011                    14,282                         14,366
 8/31/2011                    13,496                         13,586
 9/30/2011                    12,539                         12,631
10/31/2011                    13,923                         14,011
11/30/2011                    13,837                         13,981
12/31/2011                    13,992                         14,124
 1/31/2012                    14,648                         14,756
 2/29/2012                    15,287                         15,395
 3/31/2012                    15,806                         15,901
 4/30/2012                    15,719                         15,801
 5/31/2012                    14,769                         14,852
 6/30/2012                    15,389                         15,464
 7/31/2012                    15,649                         15,678
 8/31/2012                    16,013                         16,032
 9/30/2012                    16,424                         16,446
10/31/2012                    16,129                         16,142
11/30/2012                    16,233                         16,236
12/31/2012                    16,365                         16,384
 1/31/2013                    17,204                         17,232
 2/28/2013                    17,448                         17,466
 3/31/2013                    18,094                         18,121
 4/30/2013                    18,444                         18,470
 5/31/2013                    18,863                         18,903
 6/30/2013                    18,574                         18,649
 7/31/2013                    19,554                         19,598          Past performance is not predictive of
 8/31/2013                    18,976                         19,030          future performance.
 9/30/2013                    19,571                         19,627
10/31/2013                    20,482                         20,529          The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS
          ------------------------------------------------------------       The S&P data are provided by Standard
                                26.99%       16.01%       7.43%              & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
JUNE 25, 2013-OCTOBER 31, 2013

                                   [CHART]

                         U.S. Large Cap
                        Equity Portfolio         Russell 1000/R/ Index
                       -----------------        ---------------------
         06/25/2013         $10,000                    $10,000
         06/30/2013          10,020                     10,130
         07/31/2013          10,550                     10,672            Past performance is not predictive of
         08/31/2013          10,270                     10,378            future performance.
         09/30/2013          10,630                     10,740
         10/31/2013          11,101                     11,213            The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
                                                                          redemption of fund shares.
                                    FROM
             TOTAL RETURN        06/25/2013                               Russell data copyright (C) Russell
             -------------------------------------                        Investment Group 1995-2013, all rights
                                   11.01%                                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
                ------------------------------    ---------------------------
10/31/2003                 $10,000                           $10,000
11/30/2003                  10,222                            10,136
12/31/2003                  10,920                            10,760
 1/31/2004                  11,104                            10,950
 2/29/2004                  11,391                            11,184
 3/31/2004                  11,345                            11,086
 4/30/2004                  11,154                            10,815
 5/31/2004                  11,217                            10,925
 6/30/2004                  11,552                            11,183
 7/31/2004                  11,175                            11,026
 8/31/2004                  11,175                            11,182
 9/30/2004                  11,520                            11,356
10/31/2004                  11,654                            11,544
11/30/2004                  12,417                            12,128
12/31/2004                  12,912                            12,534
 1/31/2005                  12,590                            12,311
 2/28/2005                  12,970                            12,719
 3/31/2005                  12,936                            12,545
 4/30/2005                  12,491                            12,320
 5/31/2005                  13,026                            12,617
 6/30/2005                  13,291                            12,755
 7/31/2005                  13,951                            13,124
 8/31/2005                  13,834                            13,067
 9/30/2005                  14,048                            13,250
10/31/2005                  13,672                            12,914
11/30/2005                  14,217                            13,336
12/31/2005                  14,234                            13,416
 1/31/2006                  14,909                            13,937
 2/28/2006                  14,856                            14,022
 3/31/2006                  15,117                            14,212
 4/30/2006                  15,543                            14,573
 5/31/2006                  15,255                            14,205
 6/30/2006                  15,387                            14,295
 7/31/2006                  15,164                            14,643
 8/31/2006                  15,407                            14,888
 9/30/2006                  15,833                            15,185
10/31/2006                  16,460                            15,682
11/30/2006                  16,771                            16,040
12/31/2006                  17,108                            16,400
 1/31/2007                  17,602                            16,610
 2/28/2007                  17,338                            16,351
 3/31/2007                  17,452                            16,603
 4/30/2007                  18,191                            17,217
 5/31/2007                  18,938                            17,838
 6/30/2007                  18,630                            17,421
 7/31/2007                  17,473                            16,616
 8/31/2007                  17,140                            16,802
 9/30/2007                  17,583                            17,379
10/31/2007                  17,678                            17,381
11/30/2007                  16,688                            16,531
12/31/2007                  16,635                            16,371
 1/31/2008                  15,997                            15,716
 2/29/2008                  15,502                            15,057
 3/31/2008                  15,357                            14,944
 4/30/2008                  16,320                            15,673
 5/31/2008                  16,709                            15,648
 6/30/2008                  14,877                            14,150
 7/31/2008                  14,711                            14,099
 8/31/2008                  15,000                            14,339
 9/30/2008                  13,651                            13,285
10/31/2008                  10,575                            10,985
11/30/2008                   9,538                            10,198
12/31/2008                   9,848                            10,339
 1/31/2009                   8,680                             9,150
 2/28/2009                   7,461                             7,928
 3/31/2009                   8,195                             8,606
 4/30/2009                   9,521                             9,528
 5/31/2009                  10,251                            10,117
 6/30/2009                  10,127                            10,042
 7/31/2009                  11,081                            10,864
 8/31/2009                  11,834                            11,433
 9/30/2009                  12,350                            11,874
10/31/2009                  11,819                            11,511
11/30/2009                  12,484                            12,160
12/31/2009                  12,821                            12,375
 1/31/2010                  12,520                            12,027
 2/28/2010                  13,061                            12,407
 3/31/2010                  14,080                            13,214
 4/30/2010                  14,524                            13,556
 5/31/2010                  13,281                            12,442
 6/30/2010                  12,277                            11,742
 7/31/2010                  13,237                            12,536
 8/31/2010                  12,428                            12,000
 9/30/2010                  13,646                            12,931
10/31/2010                  14,149                            13,319
11/30/2010                  14,042                            13,248
12/31/2010                  15,407                            14,294
 1/31/2011                  15,905                            14,617
 2/28/2011                  16,762                            15,156
 3/31/2011                  16,839                            15,217
 4/30/2011                  17,261                            15,622
 5/31/2011                  17,015                            15,457
 6/30/2011                  16,706                            15,140
 7/31/2011                  15,943                            14,638
 8/31/2011                  14,595                            13,724
 9/30/2011                  13,120                            12,687
10/31/2011                  14,931                            14,139
11/30/2011                  14,807                            14,066
12/31/2011                  14,924                            14,350
 1/31/2012                  15,664                            14,893
 2/29/2012                  16,569                            15,486
 3/31/2012                  16,872                            15,945
 4/30/2012                  16,520                            15,783
 5/31/2012                  15,347                            14,857
 6/30/2012                  16,171                            15,595
 7/31/2012                  16,328                            15,756
 8/31/2012                  16,973                            16,098
 9/30/2012                  17,592                            16,609
10/31/2012                  17,639                            16,528
11/30/2012                  17,679                            16,521
12/31/2012                  18,215                            16,862
 1/31/2013                  19,479                            17,958
 2/28/2013                  19,726                            18,216
 3/31/2013                  20,674                            18,937
 4/30/2013                  20,881                            19,224
 5/31/2013                  21,743                            19,717
 6/30/2013                  21,492                            19,543
 7/31/2013                  22,782                            20,599
 8/31/2013                  22,101                            19,817             Past performance is not predictive of
 9/30/2013                  22,754                            20,314             future performance.
10/31/2013                  23,904                            21,203
                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
                                                                                 redemption of fund shares.
           AVERAGE ANNUAL          ONE          FIVE          TEN
           TOTAL RETURN            YEAR         YEARS        YEARS               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2013, all
                                  35.52%        17.72%       9.11%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
JANUARY 31, 2008-OCTOBER 31, 2013

                                    [CHART]

                    U.S. Targeted
              Value Portfolio - Class R1     Russell 2000/R/ Value Index
              --------------------------     ---------------------------
 1/31/2008              $10,000                        $10,000
 2/29/2008                9,750                          9,603
 3/31/2008                9,821                          9,748
 4/30/2008               10,152                         10,056
 5/31/2008               10,613                         10,400
 6/30/2008                9,538                          9,402
 7/31/2008                9,790                          9,884
 8/31/2008               10,233                         10,353
 9/30/2008                9,575                          9,868
10/31/2008                7,504                          7,897
11/30/2008                6,525                          6,982
12/31/2008                6,946                          7,412
 1/31/2009                5,999                          6,353
 2/28/2009                5,204                          5,471
 3/31/2009                5,777                          5,956
 4/30/2009                6,902                          6,901
 5/31/2009                7,137                          7,051
 6/30/2009                7,107                          7,028
 7/31/2009                7,959                          7,841
 8/31/2009                8,379                          8,212
 9/30/2009                8,844                          8,624
10/31/2009                8,207                          8,051
11/30/2009                8,484                          8,308
12/31/2009                9,150                          8,937
 1/31/2010                8,943                          8,675
 2/28/2010                9,449                          9,077
 3/31/2010               10,229                          9,832
 4/30/2010               10,973                         10,520
 5/31/2010                9,981                          9,631
 6/30/2010                9,031                          8,790
 7/31/2010                9,735                          9,418
 8/31/2010                8,948                          8,710
 9/30/2010               10,044                          9,645
10/31/2010               10,417                         10,019
11/30/2010               10,840                         10,273
12/31/2010               11,805                         11,127
 1/31/2011               11,883                         11,133
 2/28/2011               12,550                         11,698
 3/31/2011               12,792                         11,861
 4/30/2011               12,998                         12,053
 5/31/2011               12,678                         11,837
 6/30/2011               12,397                         11,546
 7/31/2011               11,964                         11,164
 8/31/2011               10,763                         10,178
 9/30/2011                9,425                          9,067
10/31/2011               10,905                         10,373
11/30/2011               10,941                         10,353
12/31/2011               11,049                         10,515
 1/31/2012               11,719                         11,214
 2/29/2012               12,144                         11,380
 3/31/2012               12,369                         11,733
 4/30/2012               12,168                         11,564
 5/31/2012               11,260                         10,857
 6/30/2012               11,715                         11,380
 7/31/2012               11,657                         11,264
 8/31/2012               12,192                         11,612
 9/30/2012               12,577                         12,025
10/31/2012               12,505                         11,874
11/30/2012               12,715                         11,911
12/31/2012               13,155                         12,413
 1/31/2013               14,059                         13,152
 2/28/2013               14,291                         13,303
 3/31/2013               14,987                         13,856
 4/30/2013               14,840                         13,843
 5/31/2013               15,567                         14,256
 6/30/2013               15,460                         14,199
 7/31/2013               16,545                         15,111              Past performance is not predictive of
 8/31/2013               15,941                         14,443              future performance.
 9/30/2013               16,826                         15,277
10/31/2013               17,555                         15,773              The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
                                                                            redemption of fund shares.
         AVERAGE ANNUAL        ONE        FIVE           FROM
         TOTAL RETURN          YEAR       YEARS       01/31/2008            Russell data copyright (C) Russell
         -------------------------------------------------------------      Investment Group 1995-2013, all
                              40.39%      18.53%        10.29%              rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
JUNE 30, 2008-OCTOBER 31, 2013

                                    [CHART]

                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
  06/30/2008              $10,000                         $10,000
  07/31/2008               10,260                          10,513
  08/31/2008               10,720                          11,012
  09/30/2008               10,038                          10,496
  10/31/2008                7,860                           8,399
  11/30/2008                6,836                           7,426
  12/31/2008                7,274                           7,883
  01/31/2009                6,272                           6,757
  02/28/2009                5,443                           5,818
  03/31/2009                6,038                           6,335
  04/30/2009                7,216                           7,340
  05/31/2009                7,459                           7,499
  06/30/2009                7,436                           7,475
  07/31/2009                8,321                           8,340
  08/31/2009                8,768                           8,735
  09/30/2009                9,248                           9,173
  10/31/2009                8,585                           8,564
  11/30/2009                8,871                           8,836
  12/31/2009                9,568                           9,505
  01/31/2010                9,343                           9,227
  02/28/2010                9,865                           9,654
  03/31/2010               10,685                          10,458
  04/30/2010               11,453                          11,189
  05/31/2010               10,419                          10,244
  06/30/2010                9,434                           9,350
  07/31/2010               10,161                          10,017
  08/31/2010                9,341                           9,264
  09/30/2010               10,484                          10,258
  10/31/2010               10,874                          10,656
  11/30/2010               11,306                          10,927
  12/31/2010               12,308                          11,834
  01/31/2011               12,396                          11,841
  02/28/2011               13,085                          12,442
  03/31/2011               13,336                          12,615
  04/30/2011               13,544                          12,820
  05/31/2011               13,211                          12,590
  06/30/2011               12,926                          12,281
  07/31/2011               12,466                          11,875
  08/31/2011               11,214                          10,826
  09/30/2011                9,820                           9,644
  10/31/2011               11,364                          11,033
  11/30/2011               11,401                          11,011
  12/31/2011               11,510                          11,183
  01/31/2012               12,209                          11,927
  02/29/2012               12,644                          12,104
  03/31/2012               12,877                          12,480
  04/30/2012               12,667                          12,299
  05/31/2012               11,721                          11,548
  06/30/2012               12,189                          12,104
  07/31/2012               12,129                          11,981
  08/31/2012               12,686                          12,350
  09/30/2012               13,082                          12,790
  10/31/2012               13,007                          12,630
  11/30/2012               13,225                          12,668
  12/31/2012               13,677                          13,202
  01/31/2013               14,611                          13,989
  02/28/2013               14,861                          14,149
  03/31/2013               15,577                          14,738
  04/30/2013               15,424                          14,723
  05/31/2013               16,181                          15,163
  06/30/2013               16,064                          15,102
  07/31/2013               17,185                          16,072
  08/31/2013               16,548                          15,362
  09/30/2013               17,472                          16,248                 Past performance is not predictive of
  10/31/2013               18,223                          16,777                 future performance.

                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                                                                  redemption of fund shares.
          AVERAGE ANNUAL         ONE         FIVE            FROM
          TOTAL RETURN           YEAR        YEARS        06/30/2008              Russell data copyright (C) Russell
          -----------------------------------------------------------------       Investment Group 1995-2013, all
                                40.10%       18.32%         11.90%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/31/2003               $10,000                           $10,000
11/30/2003                10,413                            10,384
12/31/2003                10,967                            10,760
01/31/2004                11,470                            11,132
02/29/2004                11,649                            11,348
03/31/2004                11,749                            11,505
04/30/2004                11,354                            10,910
05/31/2004                11,525                            11,042
06/30/2004                12,179                            11,603
07/31/2004                11,590                            11,069
08/31/2004                11,513                            11,178
09/30/2004                12,036                            11,620
10/31/2004                12,144                            11,800
11/30/2004                13,262                            12,847
12/31/2004                13,674                            13,154
01/31/2005                13,238                            12,645
02/28/2005                13,605                            12,897
03/31/2005                13,477                            12,631
04/30/2005                12,564                            11,979
05/31/2005                13,401                            12,710
06/30/2005                13,927                            13,272
07/31/2005                14,781                            14,027
08/31/2005                14,550                            13,705
09/30/2005                14,601                            13,682
10/31/2005                14,215                            13,339
11/30/2005                14,876                            13,880
12/31/2005                14,939                            13,773
01/31/2006                16,138                            14,912
02/28/2006                15,968                            14,911
03/31/2006                16,629                            15,633
04/30/2006                16,847                            15,675
05/31/2006                16,261                            15,026
06/30/2006                16,353                            15,211
07/31/2006                15,850                            15,000
08/31/2006                16,210                            15,448
09/30/2006                16,375                            15,599
10/31/2006                17,184                            16,393
11/30/2006                17,773                            16,860
12/31/2006                17,882                            17,007
01/31/2007                18,255                            17,262
02/28/2007                18,161                            17,050
03/31/2007                18,301                            17,256
04/30/2007                18,674                            17,435
05/31/2007                19,483                            18,074
06/30/2007                19,226                            17,653
07/31/2007                17,833                            16,150
08/31/2007                17,781                            16,474
09/30/2007                17,834                            16,548
10/31/2007                17,876                            16,729
11/30/2007                16,601                            15,475
12/31/2007                16,417                            15,344
01/31/2008                15,632                            14,715
02/29/2008                15,234                            14,130
03/31/2008                15,364                            14,343
04/30/2008                15,870                            14,797
05/31/2008                16,603                            15,303
06/30/2008                14,924                            13,835
07/31/2008                15,312                            14,544
08/31/2008                16,004                            15,235
09/30/2008                14,991                            14,521
10/31/2008                11,741                            11,620
11/30/2008                10,214                            10,274
12/31/2008                10,871                            10,906
01/31/2009                 9,377                             9,348
02/28/2009                 8,145                             8,050
03/31/2009                 9,033                             8,764
04/30/2009                10,794                            10,155
05/31/2009                11,166                            10,375
06/30/2009                11,128                            10,342
07/31/2009                12,454                            11,538
08/31/2009                13,123                            12,084
09/30/2009                13,853                            12,690
10/31/2009                12,853                            11,847
11/30/2009                13,281                            12,224
12/31/2009                14,336                            13,150
01/31/2010                14,005                            12,765
02/28/2010                14,788                            13,357
03/31/2010                16,019                            14,468
04/30/2010                17,176                            15,480
05/31/2010                15,633                            14,172
06/30/2010                14,148                            12,935
07/31/2010                15,251                            13,858
08/31/2010                14,015                            12,816
09/30/2010                15,739                            14,192
10/31/2010                16,325                            14,742
11/30/2010                16,978                            15,117
12/31/2010                18,495                            16,373
01/31/2011                18,618                            16,381
02/28/2011                19,674                            17,213
03/31/2011                20,052                            17,452
04/30/2011                20,364                            17,736
05/31/2011                19,863                            17,418
06/30/2011                19,436                            16,990
07/31/2011                18,757                            16,428
08/31/2011                16,875                            14,977
09/30/2011                14,780                            13,341
10/31/2011                17,102                            15,264
11/30/2011                17,158                            15,234
12/31/2011                17,332                            15,472
01/31/2012                18,382                            16,500
02/29/2012                19,049                            16,746
03/31/2012                19,407                            17,265
04/30/2012                19,091                            17,015
05/31/2012                17,667                            15,976
06/30/2012                18,385                            16,746
07/31/2012                18,295                            16,575
08/31/2012                19,134                            17,086
09/30/2012                19,743                            17,695
10/31/2012                19,629                            17,473
11/30/2012                19,959                            17,526
12/31/2012                20,657                            18,265
01/31/2013                22,066                            19,353
02/28/2013                22,443                            19,574
03/31/2013                23,536                            20,389
04/30/2013                23,305                            20,369
05/31/2013                24,458                            20,978
06/30/2013                24,284                            20,893                 Past performance is not predictive of
07/31/2013                25,988                            22,236                 future performance.
08/31/2013                25,026                            21,252
09/30/2013                26,426                            22,479                 The returns shown do not reflect the
10/31/2013                27,560                            23,210                 deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
                                                                                   redemption of fund shares.
           AVERAGE ANNUAL          ONE          FIVE           TEN
           TOTAL RETURN            YEAR         YEARS         YEARS                Russell data copyright (C) Russell
           ----------------------------------------------------------------        Investment Group 1995-2013, all
                                  40.40%        18.61%        10.67%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                   U.S. Small Cap Value
                         Portfolio                Russell 2000/R/ Value Index
                 ------------------------         ---------------------------
10/31/2003               $10,000                           $10,000
11/30/2003                10,416                            10,384
12/31/2003                10,972                            10,760
01/31/2004                11,508                            11,132
02/29/2004                11,671                            11,348
03/31/2004                11,781                            11,505
04/30/2004                11,408                            10,910
05/31/2004                11,451                            11,042
06/30/2004                12,217                            11,603
07/31/2004                11,566                            11,069
08/31/2004                11,393                            11,178
09/30/2004                11,955                            11,620
10/31/2004                12,070                            11,800
11/30/2004                13,277                            12,847
12/31/2004                13,758                            13,154
01/31/2005                13,266                            12,645
02/28/2005                13,625                            12,897
03/31/2005                13,359                            12,631
04/30/2005                12,386                            11,979
05/31/2005                13,210                            12,710
06/30/2005                13,762                            13,272
07/31/2005                14,741                            14,027
08/31/2005                14,495                            13,705
09/30/2005                14,610                            13,682
10/31/2005                14,183                            13,339
11/30/2005                14,780                            13,880
12/31/2005                14,829                            13,773
01/31/2006                16,138                            14,912
02/28/2006                16,082                            14,911
03/31/2006                17,062                            15,633
04/30/2006                17,230                            15,675
05/31/2006                16,474                            15,026
06/30/2006                16,482                            15,211
07/31/2006                15,865                            15,000
08/31/2006                16,173                            15,448
09/30/2006                16,366                            15,599
10/31/2006                17,255                            16,393
11/30/2006                17,779                            16,860
12/31/2006                18,025                            17,007
01/31/2007                18,422                            17,262
02/28/2007                18,379                            17,050
03/31/2007                18,579                            17,256
04/30/2007                18,914                            17,435
05/31/2007                19,604                            18,074
06/30/2007                19,301                            17,653
07/31/2007                17,826                            16,150
08/31/2007                17,691                            16,474
09/30/2007                17,642                            16,548
10/31/2007                17,839                            16,729
11/30/2007                16,284                            15,475
12/31/2007                16,088                            15,344
01/31/2008                15,454                            14,715
02/29/2008                15,015                            14,130
03/31/2008                15,142                            14,343
04/30/2008                15,393                            14,797
05/31/2008                16,029                            15,303
06/30/2008                14,410                            13,835
07/31/2008                14,708                            14,544
08/31/2008                15,319                            15,235
09/30/2008                14,263                            14,521
10/31/2008                11,106                            11,620
11/30/2008                 9,663                            10,274
12/31/2008                10,170                            10,906
01/31/2009                 8,718                             9,348
02/28/2009                 7,610                             8,050
03/31/2009                 8,402                             8,764
04/30/2009                10,053                            10,155
05/31/2009                10,376                            10,375
06/30/2009                10,413                            10,342
07/31/2009                11,813                            11,538
08/31/2009                12,420                            12,084
09/30/2009                13,207                            12,690
10/31/2009                12,212                            11,847
11/30/2009                12,592                            12,224
12/31/2009                13,589                            13,150
01/31/2010                13,160                            12,765
02/28/2010                13,970                            13,357
03/31/2010                15,208                            14,468
04/30/2010                16,441                            15,480
05/31/2010                14,813                            14,172
06/30/2010                13,310                            12,935
07/31/2010                14,467                            13,858
08/31/2010                13,255                            12,816
09/30/2010                14,969                            14,192
10/31/2010                15,593                            14,742
11/30/2010                16,294                            15,117
12/31/2010                17,789                            16,373
01/31/2011                17,844                            16,381
02/28/2011                18,964                            17,213
03/31/2011                19,354                            17,452
04/30/2011                19,598                            17,736
05/31/2011                18,985                            17,418
06/30/2011                18,642                            16,990
07/31/2011                18,106                            16,428
08/31/2011                16,191                            14,977
09/30/2011                14,154                            13,341
10/31/2011                16,394                            15,264
11/30/2011                16,282                            15,234
12/31/2011                16,446                            15,472
01/31/2012                17,668                            16,500
02/29/2012                18,229                            16,746
03/31/2012                18,648                            17,265
04/30/2012                18,350                            17,015
05/31/2012                17,043                            15,976
06/30/2012                17,790                            16,746
07/31/2012                17,747                            16,575
08/31/2012                18,495                            17,086
09/30/2012                19,108                            17,695
10/31/2012                18,951                            17,473
11/30/2012                19,300                            17,526
12/31/2012                20,019                            18,265
01/31/2013                21,333                            19,353
02/28/2013                21,707                            19,574
03/31/2013                22,772                            20,389
04/30/2013                22,520                            20,369
05/31/2013                23,734                            20,978
06/30/2013                23,568                            20,893
07/31/2013                25,297                            22,236
08/31/2013                24,241                            21,252
09/30/2013                25,512                            22,479               Past performance is not predictive of
10/31/2013                26,408                            23,210               future performance.

                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
                                                                                 redemption of fund shares.
           AVERAGE ANNUAL          ONE         FIVE          TEN
           TOTAL RETURN            YEAR        YEARS        YEARS                Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2013, all rights
                                  39.35%       18.92%       10.20%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
SEPTEMBER 15, 2005-OCTOBER 31, 2013

                                    [CHART]

                     U.S. Core Equity 1
                        Portfolio             Russell 3000/R/ Index
                   ----------------------     ---------------------
09/15/2005               $10,000                    $10,000
09/30/2005                10,040                     10,026
10/31/2005                 9,820                      9,838
11/30/2005                10,220                     10,221
12/31/2005                10,224                     10,229
01/31/2006                10,636                     10,571
02/28/2006                10,656                     10,590
03/31/2006                10,893                     10,773
04/30/2006                11,024                     10,890
05/31/2006                10,641                     10,541
06/30/2006                10,644                     10,560
07/31/2006                10,532                     10,550
08/31/2006                10,785                     10,808
09/30/2006                11,009                     11,050
10/31/2006                11,414                     11,448
11/30/2006                11,686                     11,697
12/31/2006                11,828                     11,837
01/31/2007                12,053                     12,062
02/28/2007                11,920                     11,864
03/31/2007                12,039                     11,988
04/30/2007                12,489                     12,467
05/31/2007                12,970                     12,921
06/30/2007                12,760                     12,679
07/31/2007                12,226                     12,247
08/31/2007                12,349                     12,423
09/30/2007                12,704                     12,875
10/31/2007                12,899                     13,112
11/30/2007                12,233                     12,521
12/31/2007                12,159                     12,446
01/31/2008                11,465                     11,691
02/29/2008                11,123                     11,328
03/31/2008                11,043                     11,261
04/30/2008                11,594                     11,824
05/31/2008                11,895                     12,067
06/30/2008                10,877                     11,071
07/31/2008                10,877                     10,983
08/31/2008                11,117                     11,153
09/30/2008                10,086                     10,104
10/31/2008                 8,214                      8,312
11/30/2008                 7,520                      7,656
12/31/2008                 7,718                      7,802
01/31/2009                 7,020                      7,148
02/28/2009                 6,269                      6,399
03/31/2009                 6,845                      6,959
04/30/2009                 7,674                      7,692
05/31/2009                 8,036                      8,102
06/30/2009                 8,072                      8,130
07/31/2009                 8,755                      8,763
08/31/2009                 9,076                      9,076
09/30/2009                 9,506                      9,456
10/31/2009                 9,170                      9,213
11/30/2009                 9,631                      9,736
12/31/2009                10,020                     10,014
01/31/2010                 9,697                      9,653
02/28/2010                10,074                      9,980
03/31/2010                10,744                     10,609
04/30/2010                11,078                     10,838
05/31/2010                10,204                      9,982
06/30/2010                 9,546                      9,408
07/31/2010                10,229                     10,061
08/31/2010                 9,677                      9,587
09/30/2010                10,664                     10,493
10/31/2010                11,077                     10,903
11/30/2010                11,218                     10,966
12/31/2010                12,035                     11,709
01/31/2011                12,276                     11,965
02/28/2011                12,768                     12,400
03/31/2011                12,903                     12,456
04/30/2011                13,254                     12,827
05/31/2011                13,068                     12,681
06/30/2011                12,826                     12,453
07/31/2011                12,463                     12,168
08/31/2011                11,594                     11,438
09/30/2011                10,579                     10,550
10/31/2011                11,904                     11,764
11/30/2011                11,882                     11,733
12/31/2011                11,959                     11,829
01/31/2012                12,603                     12,426
02/29/2012                13,148                     12,952
03/31/2012                13,496                     13,351
04/30/2012                13,363                     13,264
05/31/2012                12,483                     12,444
06/30/2012                12,945                     12,931
07/31/2012                13,034                     13,059
08/31/2012                13,415                     13,385
09/30/2012                13,796                     13,737
10/31/2012                13,605                     13,500
11/30/2012                13,752                     13,604
12/31/2012                13,981                     13,771
01/31/2013                14,830                     14,527
02/28/2013                15,012                     14,719
03/31/2013                15,627                     15,296
04/30/2013                15,797                     15,546
05/31/2013                16,319                     15,913
06/30/2013                16,154                     15,707
07/31/2013                17,089                     16,567
08/31/2013                16,610                     16,105            Past performance is not predictive of
09/30/2013                17,294                     16,704            future performance.
10/31/2013                18,003                     17,413
                                                                       The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
                                                                       redemption of fund shares.
        AVERAGE ANNUAL       ONE       FIVE          FROM
        TOTAL RETURN         YEAR      YEARS      09/15/2005           Russell data copyright (C) Russell
        ---------------------------------------------------------      Investment Group 1995-2013, all rights
                            32.32%     16.99%       7.50%              reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
SEPTEMBER 15, 2005-OCTOBER 31, 2013

                                    [CHART]

                        U.S. Core
                   Equity 2 Portfolio             Russell 3000/R/ Index
                ------------------------        -------------------------
09/15/2005              $10,000                        $10,000
09/30/2005               10,050                         10,026
10/31/2005                9,830                          9,838
11/30/2005               10,240                         10,221
12/31/2005               10,247                         10,229
01/31/2006               10,739                         10,571
02/28/2006               10,759                         10,590
03/31/2006               11,016                         10,773
04/30/2006               11,177                         10,890
05/31/2006               10,774                         10,541
06/30/2006               10,766                         10,560
07/31/2006               10,645                         10,550
08/31/2006               10,887                         10,808
09/30/2006               11,110                         11,050
10/31/2006               11,535                         11,448
11/30/2006               11,827                         11,697
12/31/2006               11,988                         11,837
01/31/2007               12,212                         12,062
02/28/2007               12,090                         11,864
03/31/2007               12,218                         11,988
04/30/2007               12,637                         12,467
05/31/2007               13,148                         12,921
06/30/2007               12,936                         12,679
07/31/2007               12,331                         12,247
08/31/2007               12,444                         12,423
09/30/2007               12,757                         12,875
10/31/2007               12,890                         13,112
11/30/2007               12,155                         12,521
12/31/2007               12,049                         12,446
01/31/2008               11,428                         11,691
02/29/2008               11,066                         11,328
03/31/2008               10,955                         11,261
04/30/2008               11,505                         11,824
05/31/2008               11,826                         12,067
06/30/2008               10,757                         11,071
07/31/2008               10,788                         10,983
08/31/2008               11,028                         11,153
09/30/2008               10,032                         10,104
10/31/2008                8,124                          8,312
11/30/2008                7,388                          7,656
12/31/2008                7,607                          7,802
01/31/2009                6,815                          7,148
02/28/2009                6,022                          6,399
03/31/2009                6,615                          6,959
04/30/2009                7,539                          7,692
05/31/2009                7,900                          8,102
06/30/2009                7,889                          8,130
07/31/2009                8,603                          8,763
08/31/2009                8,955                          9,076
09/30/2009                9,402                          9,456
10/31/2009                8,990                          9,213
11/30/2009                9,397                          9,736
12/31/2009                9,825                         10,014
01/31/2010                9,524                          9,653
02/28/2010                9,922                          9,980
03/31/2010               10,631                         10,609
04/30/2010               11,018                         10,838
05/31/2010               10,146                          9,982
06/30/2010                9,432                          9,408
07/31/2010               10,124                         10,061
08/31/2010                9,519                          9,587
09/30/2010               10,524                         10,493
10/31/2010               10,915                         10,903
11/30/2010               11,089                         10,966
12/31/2010               11,968                         11,709
01/31/2011               12,197                         11,965
02/28/2011               12,743                         12,400
03/31/2011               12,897                         12,456
04/30/2011               13,192                         12,827
05/31/2011               12,984                         12,681
06/30/2011               12,729                         12,453
07/31/2011               12,302                         12,168
08/31/2011               11,370                         11,438
09/30/2011               10,290                         10,550
10/31/2011               11,677                         11,764
11/30/2011               11,633                         11,733
12/31/2011               11,718                         11,829
01/31/2012               12,371                         12,426
02/29/2012               12,902                         12,952
03/31/2012               13,213                         13,351
04/30/2012               13,080                         13,264
05/31/2012               12,182                         12,444
06/30/2012               12,663                         12,931
07/31/2012               12,730                         13,059
08/31/2012               13,131                         13,385
09/30/2012               13,530                         13,737
10/31/2012               13,407                         13,500
11/30/2012               13,530                         13,604
12/31/2012               13,836                         13,771
01/31/2013               14,711                         14,527
02/28/2013               14,892                         14,719
03/31/2013               15,517                         15,296
04/30/2013               15,631                         15,546
05/31/2013               16,223                         15,913
06/30/2013               16,069                         15,707
07/31/2013               17,040                         16,567
08/31/2013               16,514                         16,105               Past performance is not predictive of
09/30/2013               17,220                         16,704               future performance.
10/31/2013               17,920                         17,413
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
                                                                             redemption of fund shares.
         AVERAGE ANNUAL        ONE        FIVE           FROM
         TOTAL RETURN          YEAR       YEARS       09/15/2005             Russell data copyright (C) Russell
         -------------------------------------------------------------       Investment Group 1995-2013, all
                              33.66%      17.14%        7.44%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
DECEMBER 30, 2005-OCTOBER 31, 2013

                                    [CHART]

             U.S. Vector Equity
                 Portfolio        Russell 2500/R/ Index    Russell 3000/R/ Index
             ------------------  ---------------------    ---------------------
12/30/2005        $10,000             $10,000                 $10,000
12/31/2005         10,000              10,000                  10,000
01/31/2006         10,810              10,707                  10,334
02/28/2006         10,800              10,698                  10,352
03/31/2006         11,196              11,114                  10,531
04/30/2006         11,316              11,153                  10,646
05/31/2006         10,865              10,626                  10,305
06/30/2006         10,845              10,632                  10,323
07/31/2006         10,624              10,297                  10,313
08/31/2006         10,865              10,558                  10,566
09/30/2006         11,050              10,687                  10,802
10/31/2006         11,533              11,200                  11,191
11/30/2006         11,865              11,566                  11,435
12/31/2006         12,001              11,616                  11,572
01/31/2007         12,237              11,930                  11,792
02/28/2007         12,155              11,913                  11,598
03/31/2007         12,268              12,029                  11,719
04/30/2007         12,628              12,339                  12,187
05/31/2007         13,152              12,855                  12,631
06/30/2007         12,951              12,624                  12,395
07/31/2007         12,220              11,899                  11,972
08/31/2007         12,281              12,025                  12,144
09/30/2007         12,496              12,308                  12,587
10/31/2007         12,579              12,624                  12,818
11/30/2007         11,762              11,850                  12,241
12/31/2007         11,632              11,777                  12,166
01/31/2008         11,081              11,057                  11,429
02/29/2008         10,707              10,754                  11,074
03/31/2008         10,663              10,674                  11,009
04/30/2008         11,142              11,249                  11,559
05/31/2008         11,517              11,783                  11,796
06/30/2008         10,417              10,822                  10,823
07/31/2008         10,500              10,897                  10,736
08/31/2008         10,803              11,209                  10,903
09/30/2008          9,892              10,095                   9,878
10/31/2008          7,847               7,920                   8,126
11/30/2008          6,987               7,061                   7,484
12/31/2008          7,307               7,445                   7,627
01/31/2009          6,417               6,775                   6,987
02/28/2009          5,612               6,042                   6,255
03/31/2009          6,178               6,594                   6,803
04/30/2009          7,178               7,610                   7,519
05/31/2009          7,486               7,842                   7,921
06/30/2009          7,490               7,930                   7,947
07/31/2009          8,258               8,646                   8,566
08/31/2009          8,642               8,999                   8,872
09/30/2009          9,093               9,521                   9,244
10/31/2009          8,590               8,970                   9,006
11/30/2009          8,911               9,332                   9,518
12/31/2009          9,442              10,005                   9,789
01/31/2010          9,173               9,670                   9,436
02/28/2010          9,625              10,151                   9,756
03/31/2010         10,347              10,926                  10,371
04/30/2010         10,874              11,444                  10,595
05/31/2010         10,003              10,592                   9,758
06/30/2010          9,227               9,836                   9,197
07/31/2010          9,906              10,528                   9,835
08/31/2010          9,227               9,904                   9,372
09/30/2010         10,243              11,037                  10,257
10/31/2010         10,621              11,460                  10,658
11/30/2010         10,881              11,783                  10,720
12/31/2010         11,813              12,677                  11,446
01/31/2011         11,976              12,847                  11,696
02/28/2011         12,585              13,474                  12,122
03/31/2011         12,794              13,780                  12,177
04/30/2011         13,055              14,178                  12,539
05/31/2011         12,805              14,008                  12,396
06/30/2011         12,530              13,699                  12,174
07/31/2011         12,072              13,178                  11,895
08/31/2011         11,014              12,099                  11,181
09/30/2011          9,822              10,792                  10,314
10/31/2011         11,244              12,374                  11,501
11/30/2011         11,189              12,331                  11,470
12/31/2011         11,274              12,359                  11,564
01/31/2012         11,967              13,180                  12,147
02/29/2012         12,462              13,669                  12,661
03/31/2012         12,762              13,964                  13,052
04/30/2012         12,575              13,862                  12,966
05/31/2012         11,661              12,915                  12,165
06/30/2012         12,122              13,385                  12,641
07/31/2012         12,099              13,294                  12,766
08/31/2012         12,542              13,771                  13,085
09/30/2012         12,947              14,130                  13,429
10/31/2012         12,880              13,982                  13,197
11/30/2012         13,035              14,197                  13,299
12/31/2012         13,413              14,568                  13,462
01/31/2013         14,342              15,564                  14,201
02/28/2013         14,499              15,743                  14,389
03/31/2013         15,148              16,440                  14,953
04/30/2013         15,136              16,491                  15,198
05/31/2013         15,798              17,000                  15,556
06/30/2013         15,667              16,814                  15,354
07/31/2013         16,679              17,912                  16,196
08/31/2013         16,139              17,346                  15,744
09/30/2013         16,932              18,340                  16,329
10/31/2013         17,620              18,933                  17,023
























                                                                                    Past performance is not predictive of
                                                                                    future performance.

                                                                                    The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
                                                                                    redemption of fund shares.
           AVERAGE ANNUAL         ONE         FIVE            FROM
           TOTAL RETURN           YEAR        YEARS        12/30/2005               Russell data copyright (C) Russell
           -----------------------------------------------------------------        Investment Group 1995-2013, all
                                 36.80%       17.56%         7.50%                  rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                           [CHART]

                  U.S. Small Cap Portfolio          Russell 2000/R/ Index
                ----------------------------      ----------------------
10/31/2003                 $10,000                        $10,000
11/30/2003                  10,364                         10,355
12/31/2003                  10,606                         10,565
 1/31/2004                  11,079                         11,024
 2/29/2004                  11,173                         11,123
 3/31/2004                  11,230                         11,226
 4/30/2004                  10,770                         10,654
 5/31/2004                  10,883                         10,823
 6/30/2004                  11,359                         11,279
 7/31/2004                  10,545                         10,520
 8/31/2004                  10,394                         10,466
 9/30/2004                  10,902                         10,957
10/31/2004                  11,110                         11,173
11/30/2004                  12,083                         12,142
12/31/2004                  12,502                         12,501
 1/31/2005                  12,010                         11,980
 2/28/2005                  12,221                         12,182
 3/31/2005                  11,868                         11,834
 4/30/2005                  11,127                         11,156
 5/31/2005                  11,894                         11,886
 6/30/2005                  12,343                         12,344
 7/31/2005                  13,187                         13,126
 8/31/2005                  13,001                         12,883
 9/30/2005                  13,084                         12,923
10/31/2005                  12,681                         12,522
11/30/2005                  13,296                         13,130
12/31/2005                  13,262                         13,070
 1/31/2006                  14,467                         14,242
 2/28/2006                  14,440                         14,203
 3/31/2006                  15,102                         14,892
 4/30/2006                  15,136                         14,889
 5/31/2006                  14,312                         14,053
 6/30/2006                  14,228                         14,144
 7/31/2006                  13,682                         13,683
 8/31/2006                  14,064                         14,089
 9/30/2006                  14,180                         14,206
10/31/2006                  14,980                         15,024
11/30/2006                  15,356                         15,419
12/31/2006                  15,465                         15,471
 1/31/2007                  15,697                         15,729
 2/28/2007                  15,617                         15,605
 3/31/2007                  15,781                         15,772
 4/30/2007                  16,070                         16,055
 5/31/2007                  16,678                         16,713
 6/30/2007                  16,496                         16,469
 7/31/2007                  15,502                         15,343
 8/31/2007                  15,720                         15,690
 9/30/2007                  15,918                         15,960
10/31/2007                  16,231                         16,417
11/30/2007                  15,023                         15,239
12/31/2007                  14,992                         15,229
 1/31/2008                  13,955                         14,191
 2/29/2008                  13,506                         13,665
 3/31/2008                  13,555                         13,722
 4/30/2008                  13,982                         14,296
 5/31/2008                  14,649                         14,953
 6/30/2008                  13,338                         13,802
 7/31/2008                  13,758                         14,313
 8/31/2008                  14,255                         14,829
 9/30/2008                  13,116                         13,648
10/31/2008                  10,416                         10,809
11/30/2008                   9,144                          9,530
12/31/2008                   9,594                         10,083
 1/31/2009                   8,532                          8,962
 2/28/2009                   7,502                          7,873
 3/31/2009                   8,274                          8,576
 4/30/2009                   9,811                          9,901
 5/31/2009                  10,158                         10,200
 6/30/2009                  10,421                         10,349
 7/31/2009                  11,503                         11,346
 8/31/2009                  11,914                         11,672
 9/30/2009                  12,657                         12,345
10/31/2009                  11,779                         11,507
11/30/2009                  12,079                         11,868
12/31/2009                  13,080                         12,823
 1/31/2010                  12,683                         12,351
 2/28/2010                  13,302                         12,907
 3/31/2010                  14,392                         13,958
 4/30/2010                  15,369                         14,748
 5/31/2010                  14,170                         13,629
 6/30/2010                  13,037                         12,573
 7/31/2010                  13,976                         13,437
 8/31/2010                  12,910                         12,442
 9/30/2010                  14,595                         13,992
10/31/2010                  15,193                         14,565
11/30/2010                  15,831                         15,070
12/31/2010                  17,096                         16,267
 1/31/2011                  17,112                         16,225
 2/28/2011                  18,073                         17,115
 3/31/2011                  18,590                         17,558
 4/30/2011                  19,030                         18,022
 5/31/2011                  18,646                         17,684
 6/30/2011                  18,348                         17,276
 7/31/2011                  17,706                         16,652
 8/31/2011                  16,118                         15,203
 9/30/2011                  14,328                         13,499
10/31/2011                  16,523                         15,542
11/30/2011                  16,467                         15,485
12/31/2011                  16,558                         15,587
 1/31/2012                  17,671                         16,689
 2/29/2012                  18,180                         17,088
 3/31/2012                  18,654                         17,526
 4/30/2012                  18,396                         17,255
 5/31/2012                  17,201                         16,113
 6/30/2012                  17,928                         16,917
 7/31/2012                  17,782                         16,683
 8/31/2012                  18,406                         17,240
 9/30/2012                  19,006                         17,806
10/31/2012                  18,771                         17,420
11/30/2012                  18,990                         17,512
12/31/2012                  19,603                         18,136
 1/31/2013                  20,831                         19,271
 2/28/2013                  21,039                         19,484
 3/31/2013                  22,055                         20,383
 4/30/2013                  21,873                         20,309
 5/31/2013                  22,997                         21,120
 6/30/2013                  22,972                         21,012
 7/31/2013                  24,628                         22,483            Past performance is not predictive of
 8/31/2013                  23,795                         21,769            future performance.
 9/30/2013                  25,271                         23,157
10/31/2013                  26,097                         23,740            The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
                                                                             redemption of fund shares.
          AVERAGE ANNUAL         ONE         FIVE          TEN
          TOTAL RETURN           YEAR        YEARS        YEARS              Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2013, all
                                39.03%       20.16%       10.07%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                            [CHART]

                  U.S. Micro Cap Portfolio       Russell 2000/R/ Index
                ----------------------------     --------------------
10/31/2003                 $10,000                     $10,000
11/30/2003                  10,430                      10,355
12/31/2003                  10,719                      10,565
 1/31/2004                  11,338                      11,024
 2/29/2004                  11,395                      11,123
 3/31/2004                  11,411                      11,226
 4/30/2004                  10,944                      10,654
 5/31/2004                  10,944                      10,823
 6/30/2004                  11,427                      11,279
 7/31/2004                  10,573                      10,520
 8/31/2004                  10,412                      10,466
 9/30/2004                  10,934                      10,957
10/31/2004                  11,135                      11,173
11/30/2004                  12,134                      12,142
12/31/2004                  12,690                      12,501
 1/31/2005                  12,169                      11,980
 2/28/2005                  12,270                      12,182
 3/31/2005                  11,874                      11,834
 4/30/2005                  11,135                      11,156
 5/31/2005                  11,807                      11,886
 6/30/2005                  12,340                      12,344
 7/31/2005                  13,282                      13,126
 8/31/2005                  13,097                      12,883
 9/30/2005                  13,177                      12,923
10/31/2005                  12,807                      12,522
11/30/2005                  13,387                      13,130
12/31/2005                  13,411                      13,070
 1/31/2006                  14,637                      14,242
 2/28/2006                  14,673                      14,203
 3/31/2006                  15,341                      14,892
 4/30/2006                  15,277                      14,889
 5/31/2006                  14,378                      14,053
 6/30/2006                  14,250                      14,144
 7/31/2006                  13,759                      13,683
 8/31/2006                  14,141                      14,089
 9/30/2006                  14,220                      14,206
10/31/2006                  14,994                      15,024
11/30/2006                  15,331                      15,419
12/31/2006                  15,579                      15,471
 1/31/2007                  15,757                      15,729
 2/28/2007                  15,678                      15,605
 3/31/2007                  15,838                      15,772
 4/30/2007                  16,076                      16,055
 5/31/2007                  16,583                      16,713
 6/30/2007                  16,527                      16,469
 7/31/2007                  15,452                      15,343
 8/31/2007                  15,631                      15,690
 9/30/2007                  15,862                      15,960
10/31/2007                  16,131                      16,417
11/30/2007                  14,774                      15,239
12/31/2007                  14,765                      15,229
 1/31/2008                  13,636                      14,191
 2/29/2008                  13,209                      13,665
 3/31/2008                  13,249                      13,722
 4/30/2008                  13,524                      14,296
 5/31/2008                  14,062                      14,953
 6/30/2008                  12,789                      13,802
 7/31/2008                  13,361                      14,313
 8/31/2008                  13,813                      14,829
 9/30/2008                  12,795                      13,648
10/31/2008                  10,146                      10,809
11/30/2008                   8,843                       9,530
12/31/2008                   9,343                      10,083
 1/31/2009                   8,230                       8,962
 2/28/2009                   7,151                       7,873
 3/31/2009                   7,836                       8,576
 4/30/2009                   9,198                       9,901
 5/31/2009                   9,513                      10,200
 6/30/2009                   9,776                      10,349
 7/31/2009                  10,736                      11,346
 8/31/2009                  11,029                      11,672
 9/30/2009                  11,664                      12,345
10/31/2009                  10,816                      11,507
11/30/2009                  11,009                      11,868
12/31/2009                  11,965                      12,823
 1/31/2010                  11,614                      12,351
 2/28/2010                  12,124                      12,907
 3/31/2010                  13,104                      13,958
 4/30/2010                  14,056                      14,748
 5/31/2010                  13,013                      13,629
 6/30/2010                  12,071                      12,573
 7/31/2010                  12,933                      13,437
 8/31/2010                  11,901                      12,442
 9/30/2010                  13,348                      13,992
10/31/2010                  13,928                      14,565
11/30/2010                  14,519                      15,070
12/31/2010                  15,709                      16,267
 1/31/2011                  15,537                      16,225
 2/28/2011                  16,450                      17,115
 3/31/2011                  16,984                      17,558
 4/30/2011                  17,270                      18,022
 5/31/2011                  16,939                      17,684
 6/30/2011                  16,573                      17,276
 7/31/2011                  16,128                      16,652
 8/31/2011                  14,687                      15,203
 9/30/2011                  13,134                      13,499
10/31/2011                  15,160                      15,542
11/30/2011                  15,069                      15,485
12/31/2011                  15,198                      15,587
 1/31/2012                  16,255                      16,689
 2/29/2012                  16,566                      17,088
 3/31/2012                  17,060                      17,526
 4/30/2012                  16,819                      17,255
 5/31/2012                  15,646                      16,113
 6/30/2012                  16,447                      16,917
 7/31/2012                  16,297                      16,683
 8/31/2012                  16,805                      17,240
 9/30/2012                  17,510                      17,806
10/31/2012                  17,151                      17,420
11/30/2012                  17,313                      17,512
12/31/2012                  17,970                      18,136
 1/31/2013                  18,992                      19,271
 2/28/2013                  19,201                      19,484
 3/31/2013                  20,137                      20,383
 4/30/2013                  19,977                      20,309
 5/31/2013                  21,011                      21,120
 6/30/2013                  21,106                      21,012
 7/31/2013                  22,671                      22,483            Past performance is not predictive of
 8/31/2013                  21,883                      21,769            future performance.
 9/30/2013                  23,426                      23,157
10/31/2013                  24,241                      23,740            The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
                                                                          redemption of fund shares.
          AVERAGE ANNUAL         ONE        FIVE         TEN
          TOTAL RETURN           YEAR       YEARS       YEARS             Russell data copyright (C) Russell
          ---------------------------------------------------------       Investment Group 1995-2013, all
                                41.34%      19.03%      9.26%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX/SM/
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                 DFA Real Estate                          Dow Jones U.S. Select
               Securities Portfolio    S&P 500/R/ Index       REIT Index/SM/
             ------------------------  ----------------  -----------------------
10/31/2003           $10,000               $10,000              $10,000
11/30/2003            10,450                10,088               10,441
12/31/2003            10,756                10,617               10,754
 1/31/2004            11,198                10,812               11,184
 2/29/2004            11,396                10,962               11,370
 3/31/2004            12,048                10,797               12,054
 4/30/2004            10,319                10,627               10,289
 5/31/2004            11,064                10,773               11,070
 6/30/2004            11,384                10,982               11,401
 7/31/2004            11,431                10,619               11,458
 8/31/2004            12,340                10,662               12,405
 9/30/2004            12,299                10,777               12,345
10/31/2004            12,963                10,942               13,033
11/30/2004            13,527                11,385               13,614
12/31/2004            14,205                11,772               14,320
 1/31/2005            13,015                11,485               13,057
 2/28/2005            13,424                11,727               13,478
 3/31/2005            13,220                11,519               13,274
 4/30/2005            13,970                11,301               14,071
 5/31/2005            14,428                11,660               14,537
 6/30/2005            15,165                11,677               15,295
 7/31/2005            16,268                12,111               16,461
 8/31/2005            15,661                12,001               15,829
 9/30/2005            15,734                12,098               15,898
10/31/2005            15,378                11,896               15,560
11/30/2005            16,071                12,346               16,283
12/31/2005            16,073                12,350               16,299
 1/31/2006            17,308                12,677               17,576
 2/28/2006            17,635                12,712               17,953
 3/31/2006            18,548                12,870               18,872
 4/30/2006            17,848                13,043               18,158
 5/31/2006            17,314                12,667               17,655
 6/30/2006            18,271                12,685               18,660
 7/31/2006            18,898                12,763               19,322
 8/31/2006            19,564                13,067               19,971
 9/30/2006            19,955                13,403               20,360
10/31/2006            21,206                13,840               21,643
11/30/2006            22,214                14,103               22,676
12/31/2006            21,741                14,301               22,162
 1/31/2007            23,624                14,518               24,136
 2/28/2007            23,073                14,234               23,596
 3/31/2007            22,500                14,393               22,991
 4/30/2007            22,480                15,030               22,982
 5/31/2007            22,480                15,555               22,997
 6/30/2007            20,371                15,296               20,838
 7/31/2007            18,767                14,822               19,203
 8/31/2007            19,903                15,044               20,338
 9/30/2007            20,681                15,607               21,134
10/31/2007            20,915                15,855               21,376
11/30/2007            18,781                15,192               19,298
12/31/2007            17,681                15,087               18,272
 1/31/2008            17,689                14,182               18,184
 2/29/2008            17,017                13,721               17,499
 3/31/2008            18,087                13,662               18,662
 4/30/2008            19,154                14,327               19,813
 5/31/2008            19,192                14,513               19,857
 6/30/2008            17,085                13,290               17,657
 7/31/2008            17,580                13,178               18,167
 8/31/2008            18,014                13,369               18,579
 9/30/2008            17,976                12,177               18,501
10/31/2008            12,309                10,132               12,510
11/30/2008             9,460                 9,405                9,438
12/31/2008            11,075                 9,505               11,109
 1/31/2009             9,109                 8,704                9,101
 2/28/2009             7,199                 7,777                7,112
 3/31/2009             7,454                 8,459                7,341
 4/30/2009             9,787                 9,268                9,749
 5/31/2009            10,042                 9,786               10,000
 6/30/2009             9,731                 9,806                9,650
 7/31/2009            10,752                10,547               10,655
 8/31/2009            12,206                10,928               12,215
 9/30/2009            13,023                11,336               13,070
10/31/2009            12,430                11,126               12,478
11/30/2009            13,283                11,793               13,336
12/31/2009            14,195                12,021               14,270
 1/31/2010            13,454                11,588               13,454
 2/28/2010            14,195                11,947               14,218
 3/31/2010            15,638                12,668               15,671
 4/30/2010            16,738                12,868               16,779
 5/31/2010            15,845                11,841               15,875
 6/30/2010            15,024                11,221               15,024
 7/31/2010            16,507                12,007               16,509
 8/31/2010            16,299                11,465               16,288
 9/30/2010            17,005                12,488               17,010
10/31/2010            17,801                12,963               17,796
11/30/2010            17,449                12,965               17,450
12/31/2010            18,265                13,831               18,277
 1/31/2011            18,909                14,159               18,926
 2/28/2011            19,764                14,644               19,790
 3/31/2011            19,468                14,650               19,500
 4/30/2011            20,595                15,084               20,657
 5/31/2011            20,874                14,913               20,977
 6/30/2011            20,187                14,665               20,274
 7/31/2011            20,518                14,366               20,643
 8/31/2011            19,415                13,586               19,512
 9/30/2011            17,282                12,631               17,327
10/31/2011            19,774                14,011               19,873
11/30/2011            19,026                13,981               19,091
12/31/2011            19,900                14,124               19,989
 1/31/2012            21,158                14,756               21,274
 2/29/2012            20,934                15,395               21,037
 3/31/2012            22,011                15,901               22,139
 4/30/2012            22,640                15,801               22,804
 5/31/2012            21,606                14,852               21,764
 6/30/2012            22,825                15,464               22,968
 7/31/2012            23,275                15,678               23,405
 8/31/2012            23,240                16,032               23,342
 9/30/2012            22,807                16,446               22,882
10/31/2012            22,631                16,142               22,673
11/30/2012            22,553                16,236               22,560
12/31/2012            23,379                16,384               23,411
 1/31/2013            24,204                17,232               24,206
 2/28/2013            24,471                17,466               24,408
 3/31/2013            25,145                18,121               25,058
 4/30/2013            26,843                18,470               26,782
 5/31/2013            25,243                18,903               25,178
 6/30/2013            24,771                18,649               24,735
 7/31/2013            24,986                19,598               24,925             Past performance is not predictive of
 8/31/2013            23,227                19,030               23,216             future performance.
 9/30/2013            23,951                19,627               23,957
10/31/2013            24,958                20,529               24,932             The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
                                                                                    redemption of fund shares.
           AVERAGE ANNUAL          ONE          FIVE           TEN
           TOTAL RETURN            YEAR         YEARS         YEARS                 The Dow Jones data are provided by S&P
           ----------------------------------------------------------------         Dow Jones Indices, LLC a part of McGraw
                                  10.28%        15.18%        9.58%                 Hill Financial.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                         [CHART]

                   Large Cap International       MSCI World ex USA
                          Portfolio             Index (net dividends)
                 --------------------------     --------------------
10/31/2003                $10,000                     $10,000
11/30/2003                 10,216                      10,227
12/31/2003                 10,973                      11,011
 1/31/2004                 11,114                      11,164
 2/29/2004                 11,363                      11,421
 3/31/2004                 11,448                      11,478
 4/30/2004                 11,093                      11,178
 5/31/2004                 11,178                      11,230
 6/30/2004                 11,489                      11,489
 7/31/2004                 11,059                      11,139
 8/31/2004                 11,130                      11,185
 9/30/2004                 11,349                      11,511
10/31/2004                 11,731                      11,925
11/30/2004                 12,473                      12,718
12/31/2004                 13,037                      13,255
 1/31/2005                 12,804                      12,994
 2/28/2005                 13,298                      13,572
 3/31/2005                 12,985                      13,264
 4/30/2005                 12,723                      12,926
 5/31/2005                 12,643                      12,950
 6/30/2005                 12,825                      13,161
 7/31/2005                 13,216                      13,586
 8/31/2005                 13,702                      13,961
 9/30/2005                 14,156                      14,599
10/31/2005                 13,845                      14,127
11/30/2005                 14,060                      14,501
12/31/2005                 14,794                      15,173
 1/31/2006                 15,658                      16,133
 2/28/2006                 15,553                      16,079
 3/31/2006                 16,127                      16,589
 4/30/2006                 16,910                      17,382
 5/31/2006                 16,298                      16,722
 6/30/2006                 16,234                      16,700
 7/31/2006                 16,408                      16,857
 8/31/2006                 16,839                      17,336
 9/30/2006                 16,832                      17,322
10/31/2006                 17,478                      18,006
11/30/2006                 17,996                      18,543
12/31/2006                 18,471                      19,074
 1/31/2007                 18,708                      19,191
 2/28/2007                 18,761                      19,344
 3/31/2007                 19,280                      19,840
 4/30/2007                 19,961                      20,742
 5/31/2007                 20,581                      21,203
 6/30/2007                 20,543                      21,224
 7/31/2007                 20,155                      20,931
 8/31/2007                 20,015                      20,628
 9/30/2007                 21,114                      21,800
10/31/2007                 22,056                      22,748
11/30/2007                 21,269                      21,858
12/31/2007                 20,773                      21,447
 1/31/2008                 19,199                      19,513
 2/29/2008                 19,183                      19,867
 3/31/2008                 19,116                      19,583
 4/30/2008                 20,127                      20,672
 5/31/2008                 20,549                      20,986
 6/30/2008                 18,913                      19,354
 7/31/2008                 18,224                      18,665
 8/31/2008                 17,447                      17,943
 9/30/2008                 15,325                      15,353
10/31/2008                 12,094                      12,159
11/30/2008                 11,367                      11,500
12/31/2008                 12,164                      12,106
 1/31/2009                 10,798                      10,976
 2/28/2009                  9,711                       9,865
 3/31/2009                 10,458                      10,515
 4/30/2009                 11,648                      11,871
 5/31/2009                 13,275                      13,373
 6/30/2009                 13,091                      13,234
 7/31/2009                 14,348                      14,477
 8/31/2009                 14,910                      15,170
 9/30/2009                 15,545                      15,796
10/31/2009                 15,141                      15,543
11/30/2009                 15,704                      15,927
12/31/2009                 15,891                      16,181
 1/31/2010                 15,069                      15,423
 2/28/2010                 15,170                      15,407
 3/31/2010                 16,126                      16,399
 4/30/2010                 15,812                      16,155
 5/31/2010                 14,088                      14,372
 6/30/2010                 13,859                      14,164
 7/31/2010                 15,290                      15,473
 8/31/2010                 14,764                      15,011
 9/30/2010                 16,217                      16,451
10/31/2010                 16,806                      17,037
11/30/2010                 16,070                      16,315
12/31/2010                 17,361                      17,629
 1/31/2011                 17,753                      18,009
 2/28/2011                 18,451                      18,676
 3/31/2011                 18,028                      18,302
 4/30/2011                 19,060                      19,299
 5/31/2011                 18,518                      18,727
 6/30/2011                 18,255                      18,460
 7/31/2011                 17,883                      18,156
 8/31/2011                 16,383                      16,621
 9/30/2011                 14,579                      14,952
10/31/2011                 15,990                      16,406
11/30/2011                 15,588                      15,648
12/31/2011                 15,229                      15,477
 1/31/2012                 16,149                      16,312
 2/29/2012                 16,933                      17,209
 3/31/2012                 16,903                      17,082
 4/30/2012                 16,578                      16,792
 5/31/2012                 14,743                      14,878
 6/30/2012                 15,719                      15,852
 7/31/2012                 15,765                      16,050
 8/31/2012                 16,299                      16,508
 9/30/2012                 16,784                      17,009
10/31/2012                 16,932                      17,128
11/30/2012                 17,274                      17,488
12/31/2012                 17,932                      18,017
 1/31/2013                 18,659                      18,903
 2/28/2013                 18,408                      18,715
 3/31/2013                 18,658                      18,863
 4/30/2013                 19,461                      19,722
 5/31/2013                 18,948                      19,281
 6/30/2013                 18,392                      18,558
 7/31/2013                 19,406                      19,546
 8/31/2013                 19,122                      19,294
 9/30/2013                 20,472                      20,657
10/31/2013                 21,139                      21,350            Past performance is not predictive of
                                                                         future performance.

                                                                         The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN              redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS
          --------------------------------------------------------       MSCI data copyright MSCI 2013, all
                               24.85%      11.82%      7.77%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
SEPTEMBER 15, 2005-OCTOBER 31, 2013

                                    [CHART]

                    International Core           MSCI World ex USA
                     Equity Portfolio          Index (net dividends)
                 ------------------------      ---------------------
 9/15/2005               $10,000                      $10,000
 9/30/2005                10,100                       10,171
10/31/2005                 9,860                        9,842
11/30/2005                10,070                       10,103
12/31/2005                10,636                       10,571
 1/31/2006                11,329                       11,240
 2/28/2006                11,339                       11,202
 3/31/2006                11,781                       11,557
 4/30/2006                12,343                       12,110
 5/31/2006                11,841                       11,650
 6/30/2006                11,703                       11,635
 7/31/2006                11,763                       11,744
 8/31/2006                12,108                       12,078
 9/30/2006                12,173                       12,068
10/31/2006                12,652                       12,545
11/30/2006                13,097                       12,919
12/31/2006                13,502                       13,289
 1/31/2007                13,749                       13,370
 2/28/2007                13,821                       13,477
 3/31/2007                14,258                       13,822
 4/30/2007                14,792                       14,451
 5/31/2007                15,203                       14,772
 6/30/2007                15,112                       14,787
 7/31/2007                14,852                       14,583
 8/31/2007                14,571                       14,372
 9/30/2007                15,193                       15,188
10/31/2007                15,913                       15,848
11/30/2007                15,040                       15,228
12/31/2007                14,649                       14,942
 1/31/2008                13,545                       13,595
 2/29/2008                13,566                       13,841
 3/31/2008                13,629                       13,644
 4/30/2008                14,192                       14,402
 5/31/2008                14,426                       14,621
 6/30/2008                13,086                       13,484
 7/31/2008                12,567                       13,004
 8/31/2008                12,091                       12,501
 9/30/2008                10,548                       10,696
10/31/2008                 8,158                        8,471
11/30/2008                 7,666                        8,012
12/31/2008                 8,202                        8,434
 1/31/2009                 7,312                        7,647
 2/28/2009                 6,544                        6,873
 3/31/2009                 7,095                        7,326
 4/30/2009                 8,164                        8,271
 5/31/2009                 9,398                        9,317
 6/30/2009                 9,319                        9,220
 7/31/2009                10,246                       10,086
 8/31/2009                10,815                       10,569
 9/30/2009                11,340                       11,005
10/31/2009                10,997                       10,829
11/30/2009                11,289                       11,097
12/31/2009                11,424                       11,273
 1/31/2010                10,940                       10,745
 2/28/2010                10,951                       10,734
 3/31/2010                11,769                       11,425
 4/30/2010                11,712                       11,255
 5/31/2010                10,336                       10,013
 6/30/2010                10,163                        9,868
 7/31/2010                11,238                       10,780
 8/31/2010                10,781                       10,458
 9/30/2010                11,933                       11,461
10/31/2010                12,369                       11,869
11/30/2010                11,876                       11,367
12/31/2010                13,013                       12,282
 1/31/2011                13,349                       12,547
 2/28/2011                13,799                       13,012
 3/31/2011                13,557                       12,751
 4/30/2011                14,287                       13,446
 5/31/2011                13,847                       13,047
 6/30/2011                13,602                       12,861
 7/31/2011                13,297                       12,649
 8/31/2011                12,122                       11,580
 9/30/2011                10,709                       10,417
10/31/2011                11,690                       11,430
11/30/2011                11,336                       10,902
12/31/2011                11,047                       10,783
 1/31/2012                11,858                       11,365
 2/29/2012                12,466                       11,990
 3/31/2012                12,465                       11,901
 4/30/2012                12,190                       11,699
 5/31/2012                10,732                       10,365
 6/30/2012                11,390                       11,044
 7/31/2012                11,378                       11,182
 8/31/2012                11,779                       11,501
 9/30/2012                12,197                       11,850
10/31/2012                12,332                       11,933
11/30/2012                12,539                       12,184
12/31/2012                13,117                       12,552
 1/31/2013                13,683                       13,170
 2/28/2013                13,535                       13,039
 3/31/2013                13,699                       13,142
 4/30/2013                14,228                       13,741
 5/31/2013                13,908                       13,433
 6/30/2013                13,483                       12,930
 7/31/2013                14,321                       13,617
 8/31/2013                14,171                       13,442
 9/30/2013                15,255                       14,392
10/31/2013                15,782                       14,875           Past performance is not predictive of
                                                                        future performance.

                                                                        The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
                                                                        would pay on fund distributions or the
         AVERAGE ANNUAL       ONE       FIVE          FROM              redemption of fund shares.
         TOTAL RETURN         YEAR      YEARS      09/15/2005
         ---------------------------------------------------------      MSCI data copyright MSCI 2013, all
                             27.98%     14.11%       5.78%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                   International Small          MSCI World ex USA Small
                    Company Portfolio          Cap Index (net dividends)
                --------------------------     -------------------------
10/31/03                 $10,000                       $10,000
11/30/03                  10,055                        10,009
12/31/03                  10,624                        10,620
 1/31/04                  11,218                        11,076
 2/29/04                  11,553                        11,412
 3/31/04                  12,017                        11,852
 4/30/04                  11,655                        11,428
 5/31/04                  11,525                        11,305
 6/30/04                  12,062                        11,876
 7/31/04                  11,621                        11,352
 8/31/04                  11,724                        11,411
 9/30/04                  12,003                        11,723
10/31/04                  12,389                        12,157
11/30/04                  13,283                        13,129
12/31/04                  13,909                        13,741
 1/31/05                  14,239                        13,953
 2/28/05                  14,869                        14,546
 3/31/05                  14,607                        14,309
 4/30/05                  14,258                        13,906
 5/31/05                  14,016                        13,939
 6/30/05                  14,369                        14,309
 7/31/05                  14,888                        14,930
 8/31/05                  15,544                        15,388
 9/30/05                  15,915                        16,012
10/31/05                  15,600                        15,429
11/30/05                  15,905                        15,943
12/31/05                  16,963                        17,183
 1/31/06                  18,135                        18,408
 2/28/06                  18,021                        18,177
 3/31/06                  18,851                        19,031
 4/30/06                  19,743                        19,917
 5/31/06                  18,747                        18,816
 6/30/06                  18,387                        18,358
 7/31/06                  18,188                        17,910
 8/31/06                  18,670                        18,433
 9/30/06                  18,808                        18,384
10/31/06                  19,555                        19,114
11/30/06                  20,439                        19,936
12/31/06                  21,183                        20,526
 1/31/07                  21,775                        20,945
 2/28/07                  22,083                        21,312
 3/31/07                  22,909                        22,018
 4/30/07                  23,666                        22,868
 5/31/07                  24,150                        23,205
 6/30/07                  24,111                        23,155
 7/31/07                  24,122                        23,012
 8/31/07                  23,190                        21,799
 9/30/07                  23,700                        22,291
10/31/07                  24,980                        23,796
11/30/07                  23,155                        21,840
12/31/07                  22,382                        21,200
 1/31/08                  20,679                        19,145
 2/29/08                  21,203                        20,054
 3/31/08                  21,231                        19,832
 4/30/08                  21,684                        20,315
 5/31/08                  22,257                        20,725
 6/30/08                  20,609                        19,125
 7/31/08                  19,618                        18,161
 8/31/08                  18,844                        17,489
 9/30/08                  15,987                        14,413
10/31/08                  12,242                        10,855
11/30/08                  11,610                        10,329
12/31/08                  12,563                        11,018
 1/31/09                  11,570                        10,378
 2/28/09                  10,516                         9,430
 3/31/09                  11,212                        10,036
 4/30/09                  12,698                        11,583
 5/31/09                  14,589                        13,297
 6/30/09                  14,742                        13,456
 7/31/09                  15,848                        14,538
 8/31/09                  16,854                        15,658
 9/30/09                  17,750                        16,538
10/31/09                  17,426                        16,283
11/30/09                  17,663                        16,410
12/31/09                  17,834                        16,617
 1/31/10                  17,559                        16,398
 2/28/10                  17,534                        16,305
 3/31/10                  18,786                        17,517
 4/30/10                  19,074                        17,863
 5/31/10                  16,817                        15,717
 6/30/10                  16,778                        15,569
 7/31/10                  18,311                        16,904
 8/31/10                  17,766                        16,465
 9/30/10                  19,720                        18,333
10/31/10                  20,495                        19,089
11/30/10                  19,923                        18,589
12/31/10                  22,099                        20,690
 1/31/11                  22,369                        20,799
 2/28/11                  23,051                        21,390
 3/31/11                  23,015                        21,370
 4/30/11                  24,109                        22,430
 5/31/11                  23,439                        21,809
 6/30/11                  22,964                        21,337
 7/31/11                  22,742                        21,220
 8/31/11                  20,960                        19,544
 9/30/11                  18,483                        17,300
10/31/11                  19,895                        18,705
11/30/11                  19,267                        17,765
12/31/11                  18,707                        17,419
 1/31/12                  20,302                        18,858
 2/29/12                  21,329                        19,926
 3/31/12                  21,412                        19,794
 4/30/12                  21,155                        19,691
 5/31/12                  18,693                        17,377
 6/30/12                  19,424                        17,977
 7/31/12                  19,369                        18,116
 8/31/12                  20,041                        18,636
 9/30/12                  20,877                        19,519
10/31/12                  21,015                        19,614
11/30/12                  21,194                        19,715
12/31/12                  22,234                        20,464
 1/31/13                  23,211                        21,449
 2/28/13                  23,198                        21,525
 3/31/13                  23,619                        21,945
 4/30/13                  24,247                        22,582
 5/31/13                  23,717                        22,052
 6/30/13                  23,088                        21,180
 7/31/13                  24,616                        22,504
 8/31/13                  24,531                        22,464
 9/30/13                  26,551                        24,350              Past performance is not predictive of
10/31/13                  27,457                        25,070              future performance.

                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE         TEN               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS       YEARS
          -----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                30.66%       17.53%      10.63%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                        [CHART]

                     Japanese Small             MSCI Japan Small Cap
                    Company Portfolio           Index (net dividends)
                 --------------------------     ---------------------
10/31/2003                $10,000                    $10,000
11/30/2003                  9,375                      9,313
12/31/2003                  9,926                      9,979
 1/31/2004                 10,394                     10,342
 2/29/2004                 10,456                     10,315
 3/31/2004                 12,558                     12,206
 4/30/2004                 12,152                     11,818
 5/31/2004                 11,569                     11,231
 6/30/2004                 12,664                     12,412
 7/31/2004                 11,869                     11,395
 8/31/2004                 12,046                     11,514
 9/30/2004                 11,754                     11,167
10/31/2004                 11,984                     11,373
11/30/2004                 12,355                     11,868
12/31/2004                 12,945                     12,443
 1/31/2005                 13,463                     12,866
 2/28/2005                 13,955                     13,112
 3/31/2005                 14,035                     13,081
 4/30/2005                 13,651                     12,975
 5/31/2005                 13,410                     12,736
 6/30/2005                 13,662                     12,908
 7/31/2005                 13,948                     13,274
 8/31/2005                 14,708                     13,729
 9/30/2005                 15,308                     14,587
10/31/2005                 15,773                     14,879
11/30/2005                 16,077                     15,515
12/31/2005                 17,902                     17,613
 1/31/2006                 18,658                     18,174
 2/28/2006                 17,533                     16,991
 3/31/2006                 18,307                     17,753
 4/30/2006                 18,658                     17,841
 5/31/2006                 17,335                     16,410
 6/30/2006                 16,670                     15,896
 7/31/2006                 15,874                     14,845
 8/31/2006                 16,127                     15,240
 9/30/2006                 15,841                     14,906
10/31/2006                 15,714                     14,811
11/30/2006                 15,606                     14,686
12/31/2006                 15,741                     14,772
 1/31/2007                 16,060                     15,059
 2/28/2007                 16,707                     15,653
 3/31/2007                 16,570                     15,509
 4/30/2007                 16,343                     15,243
 5/31/2007                 16,005                     14,880
 6/30/2007                 16,263                     14,978
 7/31/2007                 16,346                     14,974
 8/31/2007                 15,658                     14,062
 9/30/2007                 15,636                     13,976
10/31/2007                 15,737                     14,482
11/30/2007                 15,370                     13,873
12/31/2007                 14,398                     13,043
 1/31/2008                 14,001                     12,402
 2/29/2008                 13,881                     12,538
 3/31/2008                 14,153                     12,542
 4/30/2008                 14,255                     12,698
 5/31/2008                 14,773                     13,089
 6/30/2008                 14,072                     12,286
 7/31/2008                 13,679                     11,883
 8/31/2008                 12,923                     11,358
 9/30/2008                 12,074                     10,249
10/31/2008                 11,195                      9,167
11/30/2008                 11,485                      9,542
12/31/2008                 12,654                     10,285
 1/31/2009                 11,785                      9,746
 2/28/2009                 10,246                      8,465
 3/31/2009                 10,720                      8,763
 4/30/2009                 11,146                      9,212
 5/31/2009                 12,517                     10,339
 6/30/2009                 13,345                     10,997
 7/31/2009                 13,621                     11,272
 8/31/2009                 14,337                     11,904
 9/30/2009                 14,182                     11,857
10/31/2009                 13,667                     11,423
11/30/2009                 13,113                     11,014
12/31/2009                 13,059                     10,809
 1/31/2010                 13,232                     11,042
 2/28/2010                 13,482                     11,252
 3/31/2010                 14,167                     11,764
 4/30/2010                 14,580                     12,082
 5/31/2010                 13,359                     11,244
 6/30/2010                 13,565                     11,294
 7/31/2010                 13,798                     11,431
 8/31/2010                 13,420                     11,189
 9/30/2010                 14,013                     11,646
10/31/2010                 13,712                     11,550
11/30/2010                 14,051                     11,775
12/31/2010                 15,344                     12,964
 1/31/2011                 15,686                     13,118
 2/28/2011                 16,409                     13,645
 3/31/2011                 15,383                     12,803
 4/30/2011                 15,305                     12,815
 5/31/2011                 15,051                     12,625
 6/30/2011                 15,800                     13,095
 7/31/2011                 16,372                     13,639
 8/31/2011                 15,928                     13,081
 9/30/2011                 15,842                     13,093
10/31/2011                 15,023                     12,610
11/30/2011                 15,270                     12,269
12/31/2011                 15,189                     12,460
 1/31/2012                 16,144                     12,971
 2/29/2012                 16,163                     13,112
 3/31/2012                 16,621                     13,462
 4/30/2012                 16,273                     13,267
 5/31/2012                 14,911                     12,166
 6/30/2012                 15,700                     12,685
 7/31/2012                 15,168                     12,486
 8/31/2012                 15,168                     12,415
 9/30/2012                 15,385                     12,758
10/31/2012                 15,054                     12,482
11/30/2012                 15,265                     12,568
12/31/2012                 15,822                     12,960
 1/31/2013                 16,318                     13,445
 2/28/2013                 16,713                     13,900
 3/31/2013                 17,989                     15,023
 4/30/2013                 18,941                     16,011
 5/31/2013                 17,392                     14,743
 6/30/2013                 17,544                     14,702
 7/31/2013                 17,959                     14,942
 8/31/2013                 17,554                     14,740
 9/30/2013                 19,529                     16,418
10/31/2013                 19,579                     16,351             Past performance is not predictive of
                                                                         future performance.

                                                                         The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN              redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS
          --------------------------------------------------------       MSCI data copyright MSCI 2013, all
                               30.06%      11.83%      6.95%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                       [CHART]

                   Asia Pacific Small          MSCI Pacific ex Japan Small Cap
                   Company Portfolio                Index (net dividends)
               --------------------------     ---------------------------------
10/31/2003               $10,000                           $10,000
11/30/2003                10,075                             9,956
12/31/2003                10,520                            10,608
 1/31/2004                11,178                            11,042
 2/29/2004                11,507                            11,376
 3/31/2004                11,143                            11,398
 4/30/2004                10,329                            10,754
 5/31/2004                10,251                            10,705
 6/30/2004                10,287                            10,718
 7/31/2004                10,470                            11,122
 8/31/2004                10,715                            11,489
 9/30/2004                11,372                            12,174
10/31/2004                11,908                            12,954
11/30/2004                12,768                            13,951
12/31/2004                13,056                            14,540
 1/31/2005                13,352                            14,667
 2/28/2005                13,729                            15,134
 3/31/2005                13,262                            14,704
 4/30/2005                12,813                            14,465
 5/31/2005                12,517                            14,651
 6/30/2005                13,080                            15,452
 7/31/2005                13,514                            16,095
 8/31/2005                13,867                            16,082
 9/30/2005                14,374                            16,893
10/31/2005                13,556                            15,901
11/30/2005                13,892                            16,504
12/31/2005                14,100                            16,828
 1/31/2006                15,048                            17,791
 2/28/2006                15,262                            17,969
 3/31/2006                16,034                            18,730
 4/30/2006                16,946                            19,938
 5/31/2006                15,988                            18,920
 6/30/2006                15,876                            18,690
 7/31/2006                16,176                            18,882
 8/31/2006                16,570                            19,498
 9/30/2006                16,738                            19,820
10/31/2006                18,105                            21,202
11/30/2006                19,105                            22,491
12/31/2006                19,643                            23,330
 1/31/2007                20,153                            23,923
 2/28/2007                20,682                            24,379
 3/31/2007                21,758                            25,637
 4/30/2007                23,278                            27,414
 5/31/2007                25,258                            28,491
 6/30/2007                26,288                            29,231
 7/31/2007                26,695                            29,224
 8/31/2007                24,690                            27,343
 9/30/2007                27,579                            29,769
10/31/2007                29,986                            31,804
11/30/2007                27,998                            29,249
12/31/2007                27,511                            28,847
 1/31/2008                24,739                            24,981
 2/29/2008                25,489                            26,465
 3/31/2008                24,250                            24,796
 4/30/2008                25,936                            26,455
 5/31/2008                27,067                            26,740
 6/30/2008                24,392                            23,749
 7/31/2008                22,950                            22,656
 8/31/2008                21,337                            20,816
 9/30/2008                17,670                            16,752
10/31/2008                11,787                            10,835
11/30/2008                10,656                             9,653
12/31/2008                11,818                            10,774
 1/31/2009                10,356                             9,588
 2/28/2009                 9,786                             8,993
 3/31/2009                11,303                            10,281
 4/30/2009                12,986                            12,122
 5/31/2009                16,342                            15,028
 6/30/2009                16,460                            15,451
 7/31/2009                18,831                            17,683
 8/31/2009                19,691                            18,591
 9/30/2009                21,219                            20,149
10/31/2009                21,682                            20,632
11/30/2009                22,693                            21,225
12/31/2009                23,286                            22,073
 1/31/2010                22,019                            20,661
 2/28/2010                22,402                            20,920
 3/31/2010                24,244                            22,645
 4/30/2010                24,564                            23,278
 5/31/2010                21,160                            19,763
 6/30/2010                20,894                            19,650
 7/31/2010                23,207                            21,650
 8/31/2010                23,175                            21,602
 9/30/2010                26,690                            24,845
10/31/2010                27,830                            25,948
11/30/2010                27,450                            25,601
12/31/2010                30,135                            28,185
 1/31/2011                29,483                            27,365
 2/28/2011                29,663                            27,515
 3/31/2011                30,286                            28,360
 4/30/2011                31,557                            29,507
 5/31/2011                30,623                            28,831
 6/30/2011                29,582                            27,806
 7/31/2011                30,060                            28,216
 8/31/2011                27,956                            26,254
 9/30/2011                22,737                            21,480
10/31/2011                26,274                            25,000
11/30/2011                25,567                            23,295
12/31/2011                24,070                            22,548
 1/31/2012                26,552                            24,889
 2/29/2012                28,558                            26,824
 3/31/2012                28,131                            25,984
 4/30/2012                28,012                            26,125
 5/31/2012                24,514                            22,734
 6/30/2012                25,022                            23,052
 7/31/2012                25,383                            23,810
 8/31/2012                26,227                            24,191
 9/30/2012                27,518                            25,477
10/31/2012                28,136                            26,003
11/30/2012                28,523                            26,259
12/31/2012                29,852                            26,918
 1/31/2013                31,342                            28,345
 2/28/2013                31,468                            28,681
 3/31/2013                31,605                            28,754
 4/30/2013                31,067                            28,526
 5/31/2013                28,750                            26,426
 6/30/2013                26,722                            24,166
 7/31/2013                28,024                            25,132                 Past performance is not predictive of
 8/31/2013                28,237                            25,350                 future performance.
 9/30/2013                30,215                            27,300
10/31/2013                31,079                            27,778                 The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE           TEN                 redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS         YEARS
           ----------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                  10.46%        21.40%        12.01%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                  [CHART]

                United Kingdom Small          MSCI UK Small Cap
                 Company Portfolio          Index (net dividends)
             --------------------------     ---------------------
10/31/2003            $10,000                      $10,000
11/30/2003             10,047                       10,083
12/31/2003             10,602                       10,649
 1/31/2004             11,391                       11,551
 2/29/2004             12,043                       12,334
 3/31/2004             11,880                       12,287
 4/30/2004             11,445                       11,859
 5/31/2004             11,461                       11,852
 6/30/2004             11,849                       12,264
 7/31/2004             11,404                       11,709
 8/31/2004             11,322                       11,548
 9/30/2004             11,640                       11,928
10/31/2004             12,004                       12,382
11/30/2004             12,966                       13,383
12/31/2004             13,499                       14,155
 1/31/2005             13,877                       14,473
 2/28/2005             14,348                       14,815
 3/31/2005             14,019                       14,630
 4/30/2005             13,542                       13,969
 5/31/2005             13,274                       13,845
 6/30/2005             13,513                       14,058
 7/31/2005             13,777                       14,476
 8/31/2005             14,551                       15,176
 9/30/2005             14,377                       15,203
10/31/2005             13,970                       14,740
11/30/2005             14,566                       15,475
12/31/2005             15,203                       16,144
 1/31/2006             16,388                       17,459
 2/28/2006             16,608                       17,732
 3/31/2006             16,879                       18,091
 4/30/2006             17,723                       19,049
 5/31/2006             17,358                       18,626
 6/30/2006             17,337                       18,468
 7/31/2006             17,457                       18,324
 8/31/2006             18,186                       18,983
 9/30/2006             18,710                       19,540
10/31/2006             19,761                       20,659
11/30/2006             20,997                       21,998
12/31/2006             22,136                       23,030
 1/31/2007             22,278                       22,976
 2/28/2007             22,271                       23,048
 3/31/2007             23,305                       24,001
 4/30/2007             24,102                       25,193
 5/31/2007             24,419                       25,355
 6/30/2007             23,518                       24,617
 7/31/2007             23,382                       24,478
 8/31/2007             23,239                       23,581
 9/30/2007             22,430                       22,245
10/31/2007             24,215                       24,689
11/30/2007             21,404                       21,832
12/31/2007             20,270                       20,736
 1/31/2008             18,901                       19,068
 2/29/2008             19,167                       19,714
 3/31/2008             19,088                       19,466
 4/30/2008             19,405                       19,828
 5/31/2008             19,456                       19,922
 6/30/2008             17,901                       18,560
 7/31/2008             17,266                       17,819
 8/31/2008             16,975                       17,353
 9/30/2008             14,349                       14,162
10/31/2008             10,495                       10,232
11/30/2008              9,745                        9,283
12/31/2008              9,522                        9,048
 1/31/2009              9,292                        8,998
 2/28/2009              8,906                        8,700
 3/31/2009              9,288                        9,205
 4/30/2009             11,230                       11,319
 5/31/2009             12,376                       12,515
 6/30/2009             12,430                       12,603
 7/31/2009             13,506                       13,763
 8/31/2009             14,552                       15,090
 9/30/2009             14,974                       15,438
10/31/2009             14,989                       15,460
11/30/2009             14,936                       15,299
12/31/2009             15,243                       15,677
 1/31/2010             15,091                       15,604
 2/28/2010             14,572                       14,905
 3/31/2010             15,787                       16,219
 4/30/2010             16,360                       16,866
 5/31/2010             14,503                       14,839
 6/30/2010             14,777                       14,903
 7/31/2010             16,767                       16,696
 8/31/2010             16,142                       16,242
 9/30/2010             17,860                       18,032
10/31/2010             18,791                       18,801
11/30/2010             17,860                       18,018
12/31/2010             19,676                       19,903
 1/31/2011             19,957                       20,095
 2/28/2011             20,552                       20,625
 3/31/2011             20,160                       20,269
 4/30/2011             21,940                       22,127
 5/31/2011             21,799                       21,847
 6/30/2011             21,103                       21,111
 7/31/2011             20,953                       21,053
 8/31/2011             18,856                       18,905
 9/30/2011             16,947                       16,912
10/31/2011             18,738                       18,760
11/30/2011             18,162                       18,032
12/31/2011             17,591                       17,430
 1/31/2012             19,138                       19,198
 2/29/2012             20,701                       20,981
 3/31/2012             21,137                       21,050
 4/30/2012             21,496                       21,408
 5/31/2012             19,068                       18,756
 6/30/2012             19,995                       19,649
 7/31/2012             20,325                       20,007
 8/31/2012             21,431                       21,066
 9/30/2012             22,526                       22,190
10/31/2012             23,015                       22,649
11/30/2012             23,155                       22,657
12/31/2012             24,420                       23,700
 1/31/2013             24,847                       24,323
 2/28/2013             25,065                       24,460
 3/31/2013             25,807                       25,119
 4/30/2013             26,452                       25,747
 5/31/2013             26,686                       26,095
 6/30/2013             26,098                       25,154
 7/31/2013             28,295                       27,249           Past performance is not predictive of
 8/31/2013             28,490                       27,622           future performance.
 9/30/2013             30,406                       29,695
10/31/2013             31,487                       30,741           The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
         AVERAGE ANNUAL        ONE       FIVE        TEN             redemption of fund shares.
         TOTAL RETURN          YEAR      YEARS      YEARS
         ------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              36.81%     24.57%     12.15%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                     [CHART]

                        Continental                     MSCI Europe ex
                  Small Company Portfolio     UK Small Cap Index (net dividends)
                  ------------------------    ----------------------------------
 10/31/2003                 $10,000                        $10,000
 11/30/2003                  10,518                         10,532
 12/31/2003                  11,163                         11,083
  1/31/2004                  11,705                         11,641
  2/29/2004                  12,087                         12,033
  3/31/2004                  11,836                         11,618
  4/30/2004                  11,695                         11,435
  5/31/2004                  11,816                         11,471
  6/30/2004                  12,173                         11,881
  7/31/2004                  11,770                         11,403
  8/31/2004                  11,840                         11,439
  9/30/2004                  12,451                         12,077
 10/31/2004                  12,917                         12,589
 11/30/2004                  14,294                         13,986
 12/31/2004                  15,028                         14,686
  1/31/2005                  15,241                         14,850
  2/28/2005                  16,209                         15,891
  3/31/2005                  15,762                         15,485
  4/30/2005                  15,336                         15,029
  5/31/2005                  15,368                         15,243
  6/30/2005                  15,785                         15,731
  7/31/2005                  16,758                         16,810
  8/31/2005                  17,314                         17,288
  9/30/2005                  17,752                         17,878
 10/31/2005                  16,873                         16,644
 11/30/2005                  16,926                         16,856
 12/31/2005                  17,793                         17,833
  1/31/2006                  19,499                         19,823
  2/28/2006                  20,048                         20,383
  3/31/2006                  21,337                         21,700
  4/30/2006                  22,805                         23,237
  5/31/2006                  21,695                         22,043
  6/30/2006                  21,293                         21,541
  7/31/2006                  21,233                         21,305
  8/31/2006                  21,787                         21,806
  9/30/2006                  22,070                         22,035
 10/31/2006                  23,171                         23,213
 11/30/2006                  24,768                         24,837
 12/31/2006                  25,946                         26,009
  1/31/2007                  27,143                         26,842
  2/28/2007                  27,168                         26,957
  3/31/2007                  28,750                         28,390
  4/30/2007                  30,258                         30,108
  5/31/2007                  30,832                         30,633
  6/30/2007                  30,486                         30,340
  7/31/2007                  30,310                         30,118
  8/31/2007                  29,217                         28,755
  9/30/2007                  29,859                         29,327
 10/31/2007                  31,299                         31,082
 11/30/2007                  28,975                         28,858
 12/31/2007                  28,398                         28,274
  1/31/2008                  25,689                         24,869
  2/29/2008                  26,786                         26,374
  3/31/2008                  27,629                         26,910
  4/30/2008                  27,947                         27,370
  5/31/2008                  28,475                         27,796
  6/30/2008                  26,065                         25,227
  7/31/2008                  24,681                         23,795
  8/31/2008                  23,996                         23,145
  9/30/2008                  19,813                         18,353
 10/31/2008                  14,521                         13,189
 11/30/2008                  13,384                         12,096
 12/31/2008                  14,779                         13,213
  1/31/2009                  13,100                         12,027
  2/28/2009                  11,962                         10,968
  3/31/2009                  12,821                         11,816
  4/30/2009                  14,908                         14,275
  5/31/2009                  17,077                         16,407
  6/30/2009                  16,856                         16,196
  7/31/2009                  18,193                         17,650
  8/31/2009                  19,710                         19,462
  9/30/2009                  21,392                         21,327
 10/31/2009                  20,783                         20,745
 11/30/2009                  21,405                         21,171
 12/31/2009                  21,331                         21,267
  1/31/2010                  20,970                         20,983
  2/28/2010                  20,526                         20,386
  3/31/2010                  22,039                         22,039
  4/30/2010                  21,831                         21,900
  5/31/2010                  18,720                         18,512
  6/30/2010                  18,588                         18,236
  7/31/2010                  20,815                         20,420
  8/31/2010                  19,857                         19,450
  9/30/2010                  22,600                         22,451
 10/31/2010                  23,869                         23,891
 11/30/2010                  22,008                         22,081
 12/31/2010                  24,866                         25,173
  1/31/2011                  25,561                         25,742
  2/28/2011                  25,986                         26,179
  3/31/2011                  26,865                         27,062
  4/30/2011                  28,666                         28,952
  5/31/2011                  27,687                         27,848
  6/30/2011                  26,788                         26,949
  7/31/2011                  25,263                         25,313
  8/31/2011                  22,673                         22,669
  9/30/2011                  19,238                         19,263
 10/31/2011                  21,221                         21,374
 11/30/2011                  19,802                         19,704
 12/31/2011                  19,028                         19,034
  1/31/2012                  20,830                         20,922
  2/29/2012                  22,151                         22,528
  3/31/2012                  22,195                         22,345
  4/30/2012                  21,672                         21,973
  5/31/2012                  18,707                         18,960
  6/30/2012                  19,510                         19,894
  7/31/2012                  19,317                         19,823
  8/31/2012                  20,179                         20,687
  9/30/2012                  21,241                         21,801
 10/31/2012                  21,613                         22,177
 11/30/2012                  21,881                         22,516
 12/31/2012                  23,202                         23,731
  1/31/2013                  24,953                         25,663
  2/28/2013                  24,699                         25,584
  3/31/2013                  24,145                         24,927
  4/30/2013                  25,118                         25,895
  5/31/2013                  25,582                         26,483
  6/30/2013                  24,728                         25,304
  7/31/2013                  26,873                         27,605                  Past performance is not predictive of
  8/31/2013                  26,904                         27,554                  future performance.
  9/30/2013                  29,242                         29,910
 10/31/2013                  30,905                         31,711                  The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE           TEN                  redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS         YEARS
           -----------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                  42.99%        16.31%        11.94%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
MARCH 1, 2007-OCTOBER 31, 2013

                                     [CHART]

                      DFA International                    S&P Global ex
              Real Estate Securities Portfolio   U.S. REIT Index (net dividends)
              ---------------------------------  -------------------------------
  3/1/2007                  $10,000                          $10,000
 3/31/2007                   10,480                           10,343
 4/30/2007                   10,570                           10,492
 5/31/2007                   10,780                           10,647
 6/30/2007                   10,061                            9,995
 7/31/2007                    9,459                            9,513
 8/31/2007                    9,679                            9,662
 9/30/2007                   10,130                           10,149
10/31/2007                   10,211                           10,249
11/30/2007                    9,462                            9,433
12/31/2007                    8,995                            9,061
 1/31/2008                    8,627                            8,529
 2/29/2008                    8,585                            8,635
 3/31/2008                    8,606                            8,552
 4/30/2008                    8,659                            8,703
 5/31/2008                    8,332                            8,348
 6/30/2008                    7,450                            7,505
 7/31/2008                    7,215                            7,301
 8/31/2008                    6,970                            7,088
 9/30/2008                    6,457                            6,368
10/31/2008                    4,461                            4,537
11/30/2008                    4,152                            4,234
12/31/2008                    4,325                            4,363
 1/31/2009                    3,873                            3,947
 2/28/2009                    3,356                            3,433
 3/31/2009                    3,587                            3,636
 4/30/2009                    3,950                            4,053
 5/31/2009                    4,479                            4,503
 6/30/2009                    4,578                            4,610
 7/31/2009                    4,985                            5,022
 8/31/2009                    5,535                            5,634
 9/30/2009                    5,887                            6,017
10/31/2009                    5,766                            5,922
11/30/2009                    5,832                            5,926
12/31/2009                    5,925                            6,027
 1/31/2010                    5,704                            5,831
 2/28/2010                    5,728                            5,809
 3/31/2010                    5,925                            6,011
 4/30/2010                    5,974                            6,082
 5/31/2010                    5,347                            5,414
 6/30/2010                    5,360                            5,435
 7/31/2010                    5,987                            6,026
 8/31/2010                    5,999                            6,044
 9/30/2010                    6,577                            6,624
10/31/2010                    6,859                            6,894
11/30/2010                    6,429                            6,471
12/31/2010                    6,997                            7,046
 1/31/2011                    7,025                            7,045
 2/28/2011                    7,318                            7,329
 3/31/2011                    7,332                            7,348
 4/30/2011                    7,792                            7,804
 5/31/2011                    7,750                            7,761
 6/30/2011                    7,694                            7,685
 7/31/2011                    7,569                            7,575
 8/31/2011                    7,262                            7,261
 9/30/2011                    6,328                            6,367
10/31/2011                    6,830                            6,889
11/30/2011                    6,691                            6,606
12/31/2011                    6,455                            6,440
 1/31/2012                    6,897                            6,857
 2/29/2012                    7,133                            7,133
 3/31/2012                    7,221                            7,159
 4/30/2012                    7,369                            7,331
 5/31/2012                    6,941                            6,853
 6/30/2012                    7,398                            7,322
 7/31/2012                    7,737                            7,719
 8/31/2012                    7,855                            7,792
 9/30/2012                    8,032                            8,000
10/31/2012                    8,356                            8,295
11/30/2012                    8,415                            8,352
12/31/2012                    8,611                            8,495
 1/31/2013                    8,745                            8,714
 2/28/2013                    8,811                            8,792
 3/31/2013                    9,161                            9,125
 4/30/2013                    9,644                            9,604
 5/31/2013                    8,761                            8,738
 6/30/2013                    8,445                            8,368
 7/31/2013                    8,478                            8,386                Past performance is not predictive of
 8/31/2013                    8,162                            8,091                future performance.
 9/30/2013                    8,861                            8,784
10/31/2013                    9,128                            9,045                The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
           AVERAGE ANNUAL         ONE         FIVE            FROM                  redemption of fund shares.
           TOTAL RETURN           YEAR        YEARS        03/01/2007
           -----------------------------------------------------------------        The S&P data are provided by Standard
                                  9.24%       15.39%         -1.36%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
JUNE 4, 2008-OCTOBER 31, 2013

                                     [CHART]

                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     ---------------------------
  6/4/2008                   $10,000                       $10,000
 6/30/2008                     9,000                         8,970
 7/31/2008                     9,020                         8,995
 8/31/2008                     9,000                         8,979
 9/30/2008                     8,710                         8,552
10/31/2008                     6,040                         5,939
11/30/2008                     5,040                         4,955
12/31/2008                     5,632                         5,465
 1/31/2009                     4,817                         4,698
 2/28/2009                     3,982                         3,887
 3/31/2009                     4,186                         4,070
 4/30/2009                     5,051                         4,921
 5/31/2009                     5,438                         5,235
 6/30/2009                     5,408                         5,208
 7/31/2009                     5,937                         5,716
 8/31/2009                     6,670                         6,460
 9/30/2009                     7,108                         6,889
10/31/2009                     6,874                         6,673
11/30/2009                     7,159                         6,897
12/31/2009                     7,471                         7,199
 1/31/2010                     7,133                         6,884
 2/28/2010                     7,362                         7,066
 3/31/2010                     7,875                         7,557
 4/30/2010                     8,202                         7,887
 5/31/2010                     7,591                         7,270
 6/30/2010                     7,373                         7,054
 7/31/2010                     8,158                         7,772
 8/31/2010                     8,115                         7,722
 9/30/2010                     8,649                         8,231
10/31/2010                     9,031                         8,595
11/30/2010                     8,682                         8,264
12/31/2010                     9,249                         8,789
 1/31/2011                     9,448                         8,947
 2/28/2011                     9,856                         9,334
 3/31/2011                     9,786                         9,258
 4/30/2011                    10,370                         9,804
 5/31/2011                    10,428                         9,853
 6/30/2011                    10,195                         9,617
 7/31/2011                    10,218                         9,647
 8/31/2011                     9,728                         9,153
 9/30/2011                     8,583                         8,093
10/31/2011                     9,588                         9,052
11/30/2011                     9,296                         8,693
12/31/2011                     9,417                         8,843
 1/31/2012                    10,020                         9,412
 2/29/2012                    10,092                         9,489
 3/31/2012                    10,454                         9,791
 4/30/2012                    10,719                        10,055
 5/31/2012                    10,176                         9,518
 6/30/2012                    10,791                        10,090
 7/31/2012                    11,105                        10,413
 8/31/2012                    11,153                        10,448
 9/30/2012                    11,117                        10,424
10/31/2012                    11,249                        10,520
11/30/2012                    11,249                        10,526
12/31/2012                    11,599                        10,822
 1/31/2013                    11,921                        11,170
 2/28/2013                    12,037                        11,290
 3/31/2013                    12,423                        11,651
 4/30/2013                    13,182                        12,361
 5/31/2013                    12,230                        11,472
 6/30/2013                    11,921                        11,139
 7/31/2013                    11,998                        11,213                Past performance is not predictive of
 8/31/2013                    11,316                        10,573                future performance.
 9/30/2013                    11,908                        11,121
10/31/2013                    12,346                        11,548                The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE            FROM                  redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        06/04/2008
          ----------------------------------------------------------------        The S&P data are provided by Standard
                                9.74%       15.37%         3.97%                  & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                     [CHART]

                         DFA International              MSCI World ex USA
                    Small Cap Value Portfolio    Small Cap Index (net dividends)
                    -------------------------    -------------------------------
10/31/2003                 $10,000                          $10,000
11/30/2003                  10,044                           10,009
12/31/2003                  10,673                           10,620
01/31/2004                  11,324                           11,076
02/29/2004                  11,672                           11,412
03/31/2004                  12,162                           11,852
04/30/2004                  11,734                           11,428
05/31/2004                  11,619                           11,305
06/30/2004                  12,147                           11,876
07/31/2004                  11,724                           11,352
08/31/2004                  11,868                           11,411
09/30/2004                  12,184                           11,723
10/31/2004                  12,581                           12,157
11/30/2004                  13,682                           13,129
12/31/2004                  14,388                           13,741
01/31/2005                  14,790                           13,953
02/28/2005                  15,491                           14,546
03/31/2005                  15,345                           14,309
04/30/2005                  15,046                           13,906
05/31/2005                  14,821                           13,939
06/30/2005                  15,169                           14,309
07/31/2005                  15,746                           14,930
08/31/2005                  16,360                           15,388
09/30/2005                  16,742                           16,012
10/31/2005                  16,354                           15,429
11/30/2005                  16,657                           15,943
12/31/2005                  17,730                           17,183
01/31/2006                  19,030                           18,408
02/28/2006                  19,070                           18,177
03/31/2006                  19,979                           19,031
04/30/2006                  20,809                           19,917
05/31/2006                  19,809                           18,816
06/30/2006                  19,440                           18,358
07/31/2006                  19,370                           17,910
08/31/2006                  19,863                           18,433
09/30/2006                  20,052                           18,384
10/31/2006                  20,931                           19,114
11/30/2006                  21,942                           19,936
12/31/2006                  22,765                           20,526
01/31/2007                  23,371                           20,945
02/28/2007                  23,794                           21,312
03/31/2007                  24,828                           22,018
04/30/2007                  25,565                           22,868
05/31/2007                  26,052                           23,205
06/30/2007                  25,943                           23,155
07/31/2007                  25,877                           23,012
08/31/2007                  24,816                           21,799
09/30/2007                  25,332                           22,291
10/31/2007                  26,330                           23,796
11/30/2007                  24,191                           21,840
12/31/2007                  23,435                           21,200
01/31/2008                  21,890                           19,145
02/29/2008                  22,369                           20,054
03/31/2008                  22,577                           19,832
04/30/2008                  22,961                           20,315
05/31/2008                  23,465                           20,725
06/30/2008                  21,415                           19,125
07/31/2008                  20,463                           18,161
08/31/2008                  19,804                           17,489
09/30/2008                  16,954                           14,413
10/31/2008                  13,264                           10,855
11/30/2008                  12,529                           10,329
12/31/2008                  13,668                           11,018
01/31/2009                  12,515                           10,378
02/28/2009                  11,140                            9,430
03/31/2009                  11,867                           10,036
04/30/2009                  13,791                           11,583
05/31/2009                  15,690                           13,297
06/30/2009                  15,638                           13,456
07/31/2009                  17,094                           14,538
08/31/2009                  18,575                           15,658
09/30/2009                  19,450                           16,538
10/31/2009                  18,759                           16,283
11/30/2009                  18,847                           16,410
12/31/2009                  19,068                           16,617
01/31/2010                  18,701                           16,398
02/28/2010                  18,524                           16,305
03/31/2010                  20,028                           17,517
04/30/2010                  20,281                           17,863
05/31/2010                  17,551                           15,717
06/30/2010                  17,199                           15,569
07/31/2010                  18,871                           16,904
08/31/2010                  17,990                           16,465
09/30/2010                  20,010                           18,333
10/31/2010                  20,636                           19,089
11/30/2010                  20,049                           18,589
12/31/2010                  22,519                           20,690
01/31/2011                  22,991                           20,799
02/28/2011                  23,658                           21,390
03/31/2011                  23,776                           21,370
04/30/2011                  24,797                           22,430
05/31/2011                  23,946                           21,809
06/30/2011                  23,424                           21,337
07/31/2011                  22,974                           21,220
08/31/2011                  20,789                           19,544
09/30/2011                  18,336                           17,300
10/31/2011                  19,731                           18,705
11/30/2011                  19,093                           17,765
12/31/2011                  18,586                           17,419
01/31/2012                  20,448                           18,858
02/29/2012                  21,666                           19,926
03/31/2012                  21,693                           19,794
04/30/2012                  21,091                           19,691
05/31/2012                  18,408                           17,377
06/30/2012                  19,316                           17,977
07/31/2012                  19,261                           18,116
08/31/2012                  19,968                           18,636
09/30/2012                  20,902                           19,519
10/31/2012                  21,097                           19,614
11/30/2012                  21,389                           19,715
12/31/2012                  22,723                           20,464
01/31/2013                  23,889                           21,449
02/28/2013                  24,031                           21,525
03/31/2013                  24,521                           21,945
04/30/2013                  25,217                           22,582
05/31/2013                  24,720                           22,052
06/30/2013                  23,967                           21,180
07/31/2013                  25,754                           22,504                 Past performance is not predictive of
08/31/2013                  25,437                           22,464                 future performance.
09/30/2013                  27,902                           24,350
10/31/2013                  29,069                           25,070                 The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE           TEN                  redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS         YEARS
           -----------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                  37.79%        16.99%        11.26%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 14, 2008-OCTOBER 31, 2013

                                     [CHART]

                            International Vector           MSCI World ex
                              Equity Portfolio       USA Index (net dividends)
                             --------------------     ------------------------
          08/14/2008               $10,000                   $10,000
          08/31/2008                10,050                    10,052
          09/30/2008                 8,750                     8,601
          10/31/2008                 6,740                     6,812
          11/30/2008                 6,340                     6,442
          12/31/2008                 6,798                     6,782
          01/31/2009                 6,065                     6,149
          02/28/2009                 5,392                     5,527
          03/31/2009                 5,903                     5,891
          04/30/2009                 6,919                     6,650
          05/31/2009                 7,985                     7,491
          06/30/2009                 7,932                     7,414
          07/31/2009                 8,715                     8,110
          08/31/2009                 9,274                     8,499
          09/30/2009                 9,740                     8,849
          10/31/2009                 9,404                     8,707
          11/30/2009                 9,608                     8,923
          12/31/2009                 9,715                     9,065
          01/31/2010                 9,377                     8,640
          02/28/2010                 9,357                     8,631
          03/31/2010                10,099                     9,187
          04/30/2010                10,120                     9,050
          05/31/2010                 8,870                     8,051
          06/30/2010                 8,736                     7,935
          07/31/2010                 9,659                     8,668
          08/31/2010                 9,254                     8,409
          09/30/2010                10,289                     9,216
          10/31/2010                10,684                     9,544
          11/30/2010                10,300                     9,140
          12/31/2010                11,397                     9,876
          01/31/2011                11,660                    10,089
          02/28/2011                12,050                    10,463
          03/31/2011                11,881                    10,253
          04/30/2011                12,482                    10,812
          05/31/2011                12,071                    10,491
          06/30/2011                11,823                    10,342
          07/31/2011                11,545                    10,171
          08/31/2011                10,519                     9,311
          09/30/2011                 9,260                     8,376
          10/31/2011                10,045                     9,191
          11/30/2011                 9,733                     8,766
          12/31/2011                 9,464                     8,670
          01/31/2012                10,238                     9,138
          02/29/2012                10,780                     9,641
          03/31/2012                10,780                     9,570
          04/30/2012                10,514                     9,407
          05/31/2012                 9,219                     8,335
          06/30/2012                 9,745                     8,881
          07/31/2012                 9,700                     8,991
          08/31/2012                10,038                     9,248
          09/30/2012                10,435                     9,529
          10/31/2012                10,537                     9,595
          11/30/2012                10,706                     9,797
          12/31/2012                11,253                    10,093
          01/31/2013                11,755                    10,590
          02/28/2013                11,652                    10,484
          03/31/2013                11,784                    10,567
          04/30/2013                12,218                    11,049
          05/31/2013                11,944                    10,801
          06/30/2013                11,564                    10,397
          07/31/2013                12,305                    10,950              Past performance is not predictive of
          08/31/2013                12,213                    10,809              future performance.
          09/30/2013                13,183                    11,573
          10/31/2013                13,648                    11,961              The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE            FROM                 redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        08/14/2008
          -----------------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                29.52%       15.15%         6.15%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2013

                                     [CHART]

                         World Ex U.S.        MSCI All Country World
                       Value Portfolio      ex USA Index (net dividends)
                      ------------------   -----------------------------
        08/23/2010         $10,000                   $10,000
        08/31/2010           9,890                     9,920
        09/30/2010          10,980                    10,906
        10/31/2010          11,350                    11,278
        11/30/2010          10,850                    10,843
        12/31/2010          11,859                    11,692
        01/31/2011          12,122                    11,807
        02/28/2011          12,385                    12,118
        03/31/2011          12,311                    12,090
        04/30/2011          12,899                    12,681
        05/31/2011          12,433                    12,315
        06/30/2011          12,238                    12,136
        07/31/2011          11,920                    11,971
        08/31/2011          10,670                    10,945
        09/30/2011           9,314                     9,727
        10/31/2011          10,261                    10,752
        11/30/2011           9,880                    10,203
        12/31/2011           9,590                    10,089
        01/31/2012          10,422                    10,774
        02/29/2012          10,984                    11,379
        03/31/2012          10,811                    11,222
        04/30/2012          10,436                    11,045
        05/31/2012           9,177                     9,791
        06/30/2012           9,755                    10,369
        07/31/2012           9,703                    10,515
        08/31/2012          10,041                    10,735
        09/30/2012          10,475                    11,136
        10/31/2012          10,538                    11,179
        11/30/2012          10,687                    11,392
        12/31/2012          11,281                    11,787
        01/31/2013          11,720                    12,266
        02/28/2013          11,442                    12,137
        03/31/2013          11,460                    12,161
        04/30/2013          11,899                    12,608
        05/31/2013          11,696                    12,316
        06/30/2013          11,154                    11,782
        07/31/2013          11,796                    12,298                Past performance is not predictive of
        08/31/2013          11,666                    12,128                future performance.
        09/30/2013          12,556                    12,971
        10/31/2013          13,026                    13,447                The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
          AVERAGE ANNUAL         ONE            FROM                        redemption of fund shares.
          TOTAL RETURN           YEAR        08/23/2010
          ----------------------------------------------------              MSCI data copyright MSCI 2013, all
                                23.61%         8.64%                        rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
NOVEMBER 1, 2012-OCTOBER 31, 2013

                                       [CHART]

               World Ex U.S. Targeted        MSCI All Country World ex USA
                  Value Portfolio            Small Cap Index (net dividends)
               -----------------------     ----------------------------------
    11/01/2012        $10,000                          $10,000
    11/30/2012         10,120                           10,013
    12/31/2012         10,735                           10,417
    01/31/2013         11,157                           10,868
    02/28/2013         11,147                           10,925
    03/31/2013         11,278                           11,098
    04/30/2013         11,549                           11,398
    05/31/2013         11,298                           11,175
    06/30/2013         10,766                           10,607
    07/31/2013         11,376                           11,134                   Past performance is not predictive of
    08/31/2013         11,193                           11,038                   future performance.
    09/30/2013         12,191                           11,920
    10/31/2013         12,690                           12,289                   The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
             AVERAGE ANNUAL            FROM                                      redemption of fund shares.
             TOTAL RETURN           11/01/2012
             -----------------------------------------                           MSCI data copyright MSCI 2013, all
                                      26.90%                                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 9, 2013-OCTOBER 31, 2013

                                    [CHART]

                           World Ex U.S. Core        MSCI All Country World
                            Equity Portfolio      ex USA Index (net dividends)
                           ------------------     ----------------------------
          04/09/2013            $10,000                  $10,000
          04/30/2013             10,160                   10,415
          05/31/2013              9,890                   10,174
          06/30/2013              9,485                    9,733
          07/31/2013              9,971                   10,159
          08/31/2013              9,830                   10,019
          09/30/2013             10,575                   10,715                  Past performance is not predictive of
          10/31/2013             10,962                   11,108                  future performance.

                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                        FROM                                      redemption of fund shares.
               TOTAL RETURN          04/09/2013
               ----------------------------------------                           MSCI data copyright MSCI 2013, all
                                       9.62%                                      rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
NOVEMBER 14, 2011-OCTOBER 31, 2013

                                    [CHART]

                  Selectively Hedged Global       MSCI All Country World
                      Equity Portfolio             Index (net dividends)
                  -------------------------       -----------------------
  11/14/2011                $10,000                        $10,000
  11/30/2011                  9,920                          9,873
  12/31/2011                  9,828                          9,853
   1/31/2012                 10,533                         10,426
   2/29/2012                 11,077                         10,951
   3/31/2012                 11,141                         11,024
   4/30/2012                 10,939                         10,898
   5/31/2012                  9,962                          9,921
   6/30/2012                 10,442                         10,410
   7/31/2012                 10,463                         10,553
   8/31/2012                 10,748                         10,782
   9/30/2012                 11,122                         11,122
  10/31/2012                 11,112                         11,048
  11/30/2012                 11,265                         11,189
  12/31/2012                 11,718                         11,443
   1/31/2013                 12,225                         11,970
   2/28/2013                 12,287                         11,968
   3/31/2013                 12,576                         12,187
   4/30/2013                 12,814                         12,535
   5/31/2013                 12,897                         12,501
   6/30/2013                 12,514                         12,135
   7/31/2013                 13,114                         12,716           Past performance is not predictive of
   8/31/2013                 12,845                         12,451           future performance.
   9/30/2013                 13,569                         13,094
  10/31/2013                 14,096                         13,621           The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE            FROM                         redemption of fund shares.
          TOTAL RETURN           YEAR        11/14/2011
          ----------------------------------------------------               MSCI data copyright MSCI 2013, all
                                26.86%         19.13%                        rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------
10/31/2003                 $10,000                     $10,000
11/30/2003                   9,900                      10,122
12/31/2003                  10,941                      10,855
 1/31/2004                  11,143                      11,234
 2/29/2004                  11,633                      11,749
 3/31/2004                  11,709                      11,896
 4/30/2004                  10,966                      10,922
 5/31/2004                  10,831                      10,704
 6/30/2004                  11,026                      10,749
 7/31/2004                  11,018                      10,552
 8/31/2004                  11,324                      10,990
 9/30/2004                  11,957                      11,624
10/31/2004                  12,290                      11,902
11/30/2004                  13,360                      13,004
12/31/2004                  14,216                      13,628
 1/31/2005                  14,328                      13,663
 2/28/2005                  15,396                      14,855
 3/31/2005                  14,337                      13,873
 4/30/2005                  13,992                      13,501
 5/31/2005                  14,406                      13,971
 6/30/2005                  14,834                      14,445
 7/31/2005                  15,784                      15,455
 8/31/2005                  15,880                      15,587
 9/30/2005                  17,139                      17,039
10/31/2005                  16,279                      15,925
11/30/2005                  17,455                      17,243
12/31/2005                  18,460                      18,262
 1/31/2006                  20,217                      20,301
 2/28/2006                  20,155                      20,277
 3/31/2006                  20,429                      20,456
 4/30/2006                  21,646                      21,913
 5/31/2006                  19,141                      19,617
 6/30/2006                  19,111                      19,569
 7/31/2006                  19,461                      19,849
 8/31/2006                  20,069                      20,355
 9/30/2006                  20,339                      20,524
10/31/2006                  21,548                      21,499
11/30/2006                  22,920                      23,097
12/31/2006                  23,844                      24,137
 1/31/2007                  24,190                      23,877
 2/28/2007                  23,807                      23,735
 3/31/2007                  24,892                      24,680
 4/30/2007                  26,471                      25,823
 5/31/2007                  28,241                      27,102
 6/30/2007                  28,700                      28,372
 7/31/2007                  29,380                      29,869
 8/31/2007                  28,866                      29,235
 9/30/2007                  31,409                      32,463
10/31/2007                  34,839                      36,084
11/30/2007                  32,565                      33,526
12/31/2007                  32,432                      33,643
 1/31/2008                  29,598                      29,445
 2/29/2008                  30,536                      31,618
 3/31/2008                  29,583                      29,945
 4/30/2008                  31,685                      32,375
 5/31/2008                  31,869                      32,976
 6/30/2008                  28,589                      29,687
 7/31/2008                  28,209                      28,567
 8/31/2008                  26,529                      26,285
 9/30/2008                  22,827                      21,685
10/31/2008                  16,812                      15,750
11/30/2008                  15,284                      14,565
12/31/2008                  16,475                      15,701
 1/31/2009                  15,216                      14,687
 2/28/2009                  14,218                      13,858
 3/31/2009                  16,273                      15,850
 4/30/2009                  18,677                      18,487
 5/31/2009                  21,859                      21,646
 6/30/2009                  21,667                      21,355
 7/31/2009                  24,138                      23,756
 8/31/2009                  24,219                      23,671
 9/30/2009                  26,341                      25,820
10/31/2009                  25,789                      25,852
11/30/2009                  27,322                      26,962
12/31/2009                  28,300                      28,027
 1/31/2010                  26,749                      26,464
 2/28/2010                  27,072                      26,557
 3/31/2010                  29,330                      28,701
 4/30/2010                  29,497                      29,049
 5/31/2010                  26,745                      26,494
 6/30/2010                  26,786                      26,299
 7/31/2010                  29,138                      28,489
 8/31/2010                  28,456                      27,936
 9/30/2010                  31,682                      31,040
10/31/2010                  32,632                      31,941
11/30/2010                  31,893                      31,098
12/31/2010                  34,474                      33,317
 1/31/2011                  33,574                      32,413
 2/28/2011                  33,327                      32,111
 3/31/2011                  35,171                      33,999
 4/30/2011                  36,396                      35,054
 5/31/2011                  35,385                      34,134
 6/30/2011                  34,953                      33,609
 7/31/2011                  34,671                      33,460
 8/31/2011                  31,855                      30,470
 9/30/2011                  27,033                      26,027
10/31/2011                  30,407                      29,475
11/30/2011                  29,335                      27,511
12/31/2011                  28,471                      27,179
 1/31/2012                  31,525                      30,262
 2/29/2012                  33,226                      32,074
 3/31/2012                  32,351                      31,004
 4/30/2012                  31,764                      30,633
 5/31/2012                  28,339                      27,198
 6/30/2012                  29,724                      28,248
 7/31/2012                  29,966                      28,799
 8/31/2012                  30,146                      28,703
 9/30/2012                  31,830                      30,435
10/31/2012                  31,648                      30,250
11/30/2012                  32,061                      30,634
12/31/2012                  33,924                      32,132
 1/31/2013                  34,097                      32,575
 2/28/2013                  33,690                      32,166
 3/31/2013                  33,203                      31,612
 4/30/2013                  33,560                      31,850
 5/31/2013                  32,463                      31,033
 6/30/2013                  30,419                      29,057
 7/31/2013                  30,854                      29,361
 8/31/2013                  30,121                      28,856          Past performance is not predictive of
 9/30/2013                  32,268                      30,733          future performance.
10/31/2013                  33,731                      32,226
                                                                        The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
                                                                        would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE         TEN               redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS       YEARS
         --------------------------------------------------------       MSCI data copyright MSCI 2013, all
                              6.58%      14.94%      12.93%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                    Emerging Markets      MSCI Emerging Markets
                   Small Cap Portfolio    Index (net dividends)
                  --------------------    ---------------------
10/31/2003                $10,000                 $10,000
11/30/2003                 10,198                  10,122
12/31/2003                 11,211                  10,855
 1/31/2004                 11,543                  11,234
 2/29/2004                 12,030                  11,749
 3/31/2004                 12,232                  11,896
 4/30/2004                 11,543                  10,922
 5/31/2004                 11,057                  10,704
 6/30/2004                 11,148                  10,749
 7/31/2004                 11,220                  10,552
 8/31/2004                 11,590                  10,990
 9/30/2004                 12,235                  11,624
10/31/2004                 12,535                  11,902
11/30/2004                 13,722                  13,004
12/31/2004                 14,449                  13,628
 1/31/2005                 14,850                  13,663
 2/28/2005                 15,791                  14,855
 3/31/2005                 14,690                  13,873
 4/30/2005                 14,149                  13,501
 5/31/2005                 14,426                  13,971
 6/30/2005                 14,791                  14,445
 7/31/2005                 15,602                  15,455
 8/31/2005                 15,703                  15,587
 9/30/2005                 16,733                  17,039
10/31/2005                 15,917                  15,925
11/30/2005                 17,052                  17,243
12/31/2005                 18,170                  18,262
 1/31/2006                 19,924                  20,301
 2/28/2006                 20,133                  20,277
 3/31/2006                 20,501                  20,456
 4/30/2006                 22,166                  21,913
 5/31/2006                 19,832                  19,617
 6/30/2006                 18,957                  19,569
 7/31/2006                 19,393                  19,849
 8/31/2006                 20,067                  20,355
 9/30/2006                 20,622                  20,524
10/31/2006                 22,177                  21,499
11/30/2006                 23,864                  23,097
12/31/2006                 24,948                  24,137
 1/31/2007                 25,417                  23,877
 2/28/2007                 25,644                  23,735
 3/31/2007                 26,781                  24,680
 4/30/2007                 28,827                  25,823
 5/31/2007                 31,114                  27,102
 6/30/2007                 32,044                  28,372
 7/31/2007                 33,601                  29,869
 8/31/2007                 32,201                  29,235
 9/30/2007                 34,414                  32,463
10/31/2007                 36,993                  36,084
11/30/2007                 34,027                  33,526
12/31/2007                 34,433                  33,643
 1/31/2008                 30,280                  29,445
 2/29/2008                 31,157                  31,618
 3/31/2008                 29,681                  29,945
 4/30/2008                 31,496                  32,375
 5/31/2008                 31,296                  32,976
 6/30/2008                 27,690                  29,687
 7/31/2008                 27,256                  28,567
 8/31/2008                 25,609                  26,285
 9/30/2008                 20,983                  21,685
10/31/2008                 14,616                  15,750
11/30/2008                 13,722                  14,565
12/31/2008                 15,655                  15,701
 1/31/2009                 14,451                  14,687
 2/28/2009                 13,563                  13,858
 3/31/2009                 15,430                  15,850
 4/30/2009                 18,554                  18,487
 5/31/2009                 22,804                  21,646
 6/30/2009                 22,691                  21,355
 7/31/2009                 25,569                  23,756
 8/31/2009                 25,873                  23,671
 9/30/2009                 28,031                  25,820
10/31/2009                 27,998                  25,852
11/30/2009                 29,635                  26,962
12/31/2009                 31,269                  28,027
 1/31/2010                 29,884                  26,464
 2/28/2010                 30,399                  26,557
 3/31/2010                 32,995                  28,701
 4/30/2010                 33,527                  29,049
 5/31/2010                 30,144                  26,494
 6/30/2010                 30,941                  26,299
 7/31/2010                 33,780                  28,489
 8/31/2010                 33,942                  27,936
 9/30/2010                 38,053                  31,040
10/31/2010                 39,570                  31,941
11/30/2010                 38,494                  31,098
12/31/2010                 40,707                  33,317
 1/31/2011                 38,981                  32,413
 2/28/2011                 37,831                  32,111
 3/31/2011                 39,929                  33,999
 4/30/2011                 42,026                  35,054
 5/31/2011                 41,062                  34,134
 6/30/2011                 40,729                  33,609
 7/31/2011                 41,189                  33,460
 8/31/2011                 37,273                  30,470
 9/30/2011                 30,643                  26,027
10/31/2011                 34,020                  29,475
11/30/2011                 32,357                  27,511
12/31/2011                 31,498                  27,179
 1/31/2012                 35,049                  30,262
 2/29/2012                 37,911                  32,074
 3/31/2012                 36,922                  31,004
 4/30/2012                 36,038                  30,633
 5/31/2012                 32,735                  27,198
 6/30/2012                 33,989                  28,248
 7/31/2012                 33,562                  28,799
 8/31/2012                 34,433                  28,703
 9/30/2012                 36,446                  30,435
10/31/2012                 36,303                  30,250
11/30/2012                 36,928                  30,634
12/31/2012                 39,198                  32,132
 1/31/2013                 39,920                  32,575
 2/28/2013                 40,327                  32,166
 3/31/2013                 40,138                  31,612
 4/30/2013                 40,953                  31,850
 5/31/2013                 40,360                  31,033
 6/30/2013                 36,869                  29,057
 7/31/2013                 37,036                  29,361
 8/31/2013                 35,489                  28,856          Past performance is not predictive of
 9/30/2013                 38,080                  30,733          future performance.
10/31/2013                 39,542                  32,226
                                                                   The returns shown do not reflect the
                                                                   deduction of taxes that a shareholder
                                                                   would pay on fund distributions or the
         AVERAGE ANNUAL      ONE       FIVE        TEN             redemption of fund shares.
         TOTAL RETURN        YEAR      YEARS      YEARS
         ----------------------------------------------------      MSCI data copyright MSCI 2013, all
                             8.92%     22.02%     14.74%           rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
JANUARY 29, 2008-OCTOBER 31, 2013

                                    [CHART]

                      Emerging Markets Value       MSCI Emerging Markets
                       Portfolio - Class R2        Index (net dividends)
                      -----------------------      ---------------------
  1/29/2008                  $10,000                      $10,000
  1/31/2008                   10,050                        9,871
  2/29/2008                   10,450                       10,599
  3/31/2008                   10,097                       10,038
  4/30/2008                   10,872                       10,853
  5/31/2008                   10,962                       11,054
  6/30/2008                    9,677                        9,952
  7/31/2008                    9,489                        9,576
  8/31/2008                    8,674                        8,811
  9/30/2008                    7,174                        7,269
 10/31/2008                    4,949                        5,280
 11/30/2008                    4,569                        4,882
 12/31/2008                    5,120                        5,263
  1/31/2009                    4,675                        4,923
  2/28/2009                    4,262                        4,646
  3/31/2009                    5,002                        5,313
  4/30/2009                    5,996                        6,197
  5/31/2009                    7,342                        7,256
  6/30/2009                    7,241                        7,159
  7/31/2009                    8,197                        7,964
  8/31/2009                    8,265                        7,935
  9/30/2009                    9,035                        8,655
 10/31/2009                    8,823                        8,666
 11/30/2009                    9,388                        9,038
 12/31/2009                    9,847                        9,395
  1/31/2010                    9,297                        8,871
  2/28/2010                    9,347                        8,902
  3/31/2010                   10,147                        9,621
  4/30/2010                   10,246                        9,738
  5/31/2010                    9,147                        8,881
  6/30/2010                    9,199                        8,816
  7/31/2010                   10,085                        9,550
  8/31/2010                    9,864                        9,365
  9/30/2010                   11,031                       10,405
 10/31/2010                   11,444                       10,707
 11/30/2010                   11,031                       10,425
 12/31/2010                   11,960                       11,169
  1/31/2011                   11,583                       10,866
  2/28/2011                   11,391                       10,764
  3/31/2011                   12,043                       11,397
  4/30/2011                   12,466                       11,751
  5/31/2011                   11,990                       11,443
  6/30/2011                   11,738                       11,267
  7/31/2011                   11,639                       11,217
  8/31/2011                   10,454                       10,214
  9/30/2011                    8,577                        8,725
 10/31/2011                    9,701                        9,881
 11/30/2011                    9,206                        9,222
 12/31/2011                    8,875                        9,111
  1/31/2012                   10,102                       10,144
  2/29/2012                   10,714                       10,752
  3/31/2012                   10,253                       10,393
  4/30/2012                    9,918                       10,269
  5/31/2012                    8,817                        9,117
  6/30/2012                    9,214                        9,469
  7/31/2012                    9,155                        9,654
  8/31/2012                    9,279                        9,622
  9/30/2012                    9,873                       10,202
 10/31/2012                    9,742                       10,140
 11/30/2012                    9,849                       10,269
 12/31/2012                   10,564                       10,771
  1/31/2013                   10,734                       10,920
  2/28/2013                   10,550                       10,783
  3/31/2013                   10,459                       10,597
  4/30/2013                   10,547                       10,677
  5/31/2013                   10,243                       10,403
  6/30/2013                    9,377                        9,741           Past performance is not predictive of
  7/31/2013                    9,559                        9,842           future performance.
  8/31/2013                    9,356                        9,673
  9/30/2013                   10,045                       10,302           The returns shown do not reflect the
 10/31/2013                   10,497                       10,803           deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE           FROM                redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS       01/29/2008
         ------------------------------------------------------------       MSCI data copyright MSCI 2013, all
                              7.75%      16.23%        0.85%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                         Emerging Markets
                         Value Portfolio-         MSCI Emerging Markets
                       Institutional Class        Index (net dividends)
                     -----------------------      ---------------------
  10/31/2003                 $10,000                    $10,000
  11/30/2003                  10,113                     10,122
  12/31/2003                  11,330                     10,855
   1/31/2004                  11,641                     11,234
   2/29/2004                  12,394                     11,749
   3/31/2004                  12,550                     11,896
   4/30/2004                  11,666                     10,922
   5/31/2004                  11,322                     10,704
   6/30/2004                  11,528                     10,749
   7/31/2004                  11,676                     10,552
   8/31/2004                  12,195                     10,990
   9/30/2004                  12,998                     11,624
  10/31/2004                  13,404                     11,902
  11/30/2004                  14,854                     13,004
  12/31/2004                  15,809                     13,628
   1/31/2005                  16,068                     13,663
   2/28/2005                  17,533                     14,855
   3/31/2005                  16,251                     13,873
   4/30/2005                  15,673                     13,501
   5/31/2005                  15,899                     13,971
   6/30/2005                  16,421                     14,445
   7/31/2005                  17,616                     15,455
   8/31/2005                  17,896                     15,587
   9/30/2005                  19,332                     17,039
  10/31/2005                  18,122                     15,925
  11/30/2005                  19,460                     17,243
  12/31/2005                  20,680                     18,262
   1/31/2006                  22,656                     20,301
   2/28/2006                  22,743                     20,277
   3/31/2006                  23,511                     20,456
   4/30/2006                  25,562                     21,913
   5/31/2006                  22,790                     19,617
   6/30/2006                  22,583                     19,569
   7/31/2006                  23,117                     19,849
   8/31/2006                  23,537                     20,355
   9/30/2006                  24,014                     20,524
  10/31/2006                  25,680                     21,499
  11/30/2006                  27,558                     23,097
  12/31/2006                  28,524                     24,137
   1/31/2007                  28,962                     23,877
   2/28/2007                  29,124                     23,735
   3/31/2007                  30,640                     24,680
   4/30/2007                  33,081                     25,823
   5/31/2007                  35,594                     27,102
   6/30/2007                  36,605                     28,372
   7/31/2007                  38,339                     29,869
   8/31/2007                  37,101                     29,235
   9/30/2007                  40,445                     32,463
  10/31/2007                  44,882                     36,084
  11/30/2007                  41,607                     33,526
  12/31/2007                  41,541                     33,643
   1/31/2008                  37,405                     29,445
   2/29/2008                  38,899                     31,618
   3/31/2008                  37,590                     29,945
   4/30/2008                  40,489                     32,375
   5/31/2008                  40,835                     32,976
   6/30/2008                  36,084                     29,687
   7/31/2008                  35,376                     28,567
   8/31/2008                  32,346                     26,285
   9/30/2008                  26,765                     21,685
  10/31/2008                  18,454                     15,750
  11/30/2008                  17,052                     14,565
  12/31/2008                  19,134                     15,701
   1/31/2009                  17,407                     14,687
   2/28/2009                  15,928                     13,858
   3/31/2009                  18,683                     15,850
   4/30/2009                  22,357                     18,487
   5/31/2009                  27,386                     21,646
   6/30/2009                  27,049                     21,355
   7/31/2009                  30,676                     23,756
   8/31/2009                  30,903                     23,671
   9/30/2009                  33,754                     25,820
  10/31/2009                  32,956                     25,852
  11/30/2009                  35,054                     26,962
  12/31/2009                  36,791                     28,027
   1/31/2010                  34,696                     26,464
   2/28/2010                  34,965                     26,557
   3/31/2010                  38,043                     28,701
   4/30/2010                  38,289                     29,049
   5/31/2010                  34,275                     26,494
   6/30/2010                  34,489                     26,299
   7/31/2010                  37,680                     28,489
   8/31/2010                  36,997                     27,936
   9/30/2010                  41,438                     31,040
  10/31/2010                  42,856                     31,941
  11/30/2010                  41,462                     31,098
  12/31/2010                  44,906                     33,317
   1/31/2011                  43,503                     32,413
   2/28/2011                  42,770                     32,111
   3/31/2011                  45,229                     33,999
   4/30/2011                  46,843                     35,054
   5/31/2011                  45,055                     34,134
   6/30/2011                  44,132                     33,609
   7/31/2011                  43,758                     33,460
   8/31/2011                  39,316                     30,470
   9/30/2011                  32,257                     26,027
  10/31/2011                  36,496                     29,475
  11/30/2011                  34,647                     27,511
  12/31/2011                  33,402                     27,179
   1/31/2012                  38,034                     30,262
   2/29/2012                  40,350                     32,074
   3/31/2012                  38,613                     31,004
   4/30/2012                  37,352                     30,633
   5/31/2012                  33,222                     27,198
   6/30/2012                  34,724                     28,248
   7/31/2012                  34,504                     28,799
   8/31/2012                  34,983                     28,703
   9/30/2012                  37,233                     30,435
  10/31/2012                  36,751                     30,250
  11/30/2012                  37,154                     30,634
  12/31/2012                  39,870                     32,132
   1/31/2013                  40,511                     32,575
   2/28/2013                  39,830                     32,166
   3/31/2013                  39,489                     31,612
   4/30/2013                  39,836                     31,850
   5/31/2013                  38,700                     31,033
   6/30/2013                  35,441                     29,057            Past performance is not predictive of
   7/31/2013                  36,129                     29,361            future performance.
   8/31/2013                  35,360                     28,856
   9/30/2013                  37,973                     30,733            The returns shown do not reflect the
  10/31/2013                  39,694                     32,226            deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE         TEN               redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS       YEARS
          ----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                8.01%       16.55%      14.78%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
APRIL 5, 2005-OCTOBER 31, 2013

                                    [CHART]

                     Emerging Markets Core       MSCI Emerging Markets
                        Equity Portfolio         Index (net dividends)
                    -----------------------      ---------------------
  4/5/2005                 $10,000                    $10,000
 4/30/2005                   9,580                      9,682
 5/31/2005                   9,720                     10,019
 6/30/2005                   9,980                     10,359
 7/31/2005                  10,653                     11,083
 8/31/2005                  10,763                     11,178
 9/30/2005                  11,511                     12,219
10/31/2005                  10,898                     11,421
11/30/2005                  11,612                     12,365
12/31/2005                  12,295                     13,096
 1/31/2006                  13,395                     14,559
 2/28/2006                  13,416                     14,542
 3/31/2006                  13,684                     14,670
 4/30/2006                  14,624                     15,714
 5/31/2006                  12,988                     14,068
 6/30/2006                  12,775                     14,034
 7/31/2006                  13,019                     14,235
 8/31/2006                  13,333                     14,597
 9/30/2006                  13,598                     14,719
10/31/2006                  14,487                     15,418
11/30/2006                  15,490                     16,564
12/31/2006                  16,100                     17,310
 1/31/2007                  16,327                     17,123
 2/28/2007                  16,204                     17,022
 3/31/2007                  16,906                     17,699
 4/30/2007                  18,042                     18,519
 5/31/2007                  19,353                     19,436
 6/30/2007                  19,811                     20,347
 7/31/2007                  20,485                     21,421
 8/31/2007                  19,956                     20,965
 9/30/2007                  21,671                     23,281
10/31/2007                  23,924                     25,877
11/30/2007                  22,181                     24,043
12/31/2007                  22,136                     24,127
 1/31/2008                  19,968                     21,116
 2/29/2008                  20,621                     22,675
 3/31/2008                  19,871                     21,475
 4/30/2008                  21,378                     23,218
 5/31/2008                  21,473                     23,648
 6/30/2008                  19,079                     21,290
 7/31/2008                  18,877                     20,487
 8/31/2008                  17,623                     18,850
 9/30/2008                  14,861                     15,551
10/31/2008                  10,661                     11,295
11/30/2008                   9,949                     10,445
12/31/2008                  10,922                     11,260
 1/31/2009                   9,948                     10,533
 2/28/2009                   9,277                      9,938
 3/31/2009                  10,741                     11,367
 4/30/2009                  12,702                     13,258
 5/31/2009                  15,206                     15,523
 6/30/2009                  15,058                     15,314
 7/31/2009                  16,880                     17,036
 8/31/2009                  16,946                     16,975
 9/30/2009                  18,408                     18,516
10/31/2009                  18,068                     18,539
11/30/2009                  19,175                     19,336
12/31/2009                  20,050                     20,099
 1/31/2010                  18,950                     18,978
 2/28/2010                  19,159                     19,045
 3/31/2010                  20,812                     20,583
 4/30/2010                  21,010                     20,832
 5/31/2010                  18,974                     19,000
 6/30/2010                  19,134                     18,860
 7/31/2010                  20,862                     20,431
 8/31/2010                  20,585                     20,034
 9/30/2010                  23,045                     22,260
10/31/2010                  23,724                     22,906
11/30/2010                  23,090                     22,302
12/31/2010                  24,785                     23,893
 1/31/2011                  24,003                     23,245
 2/28/2011                  23,589                     23,028
 3/31/2011                  24,931                     24,382
 4/30/2011                  25,915                     25,138
 5/31/2011                  25,199                     24,479
 6/30/2011                  24,849                     24,102
 7/31/2011                  24,793                     23,995
 8/31/2011                  22,555                     21,851
 9/30/2011                  18,823                     18,665
10/31/2011                  21,213                     21,138
11/30/2011                  20,307                     19,729
12/31/2011                  19,668                     19,491
 1/31/2012                  21,984                     21,702
 2/29/2012                  23,365                     23,002
 3/31/2012                  22,635                     22,234
 4/30/2012                  22,133                     21,968
 5/31/2012                  19,805                     19,505
 6/30/2012                  20,693                     20,258
 7/31/2012                  20,705                     20,653
 8/31/2012                  20,923                     20,584
 9/30/2012                  22,115                     21,826
10/31/2012                  21,965                     21,693
11/30/2012                  22,300                     21,969
12/31/2012                  23,698                     23,043
 1/31/2013                  23,907                     23,361
 2/28/2013                  23,744                     23,067
 3/31/2013                  23,492                     22,670
 4/30/2013                  23,759                     22,841
 5/31/2013                  23,108                     22,255
 6/30/2013                  21,448                     20,838
 7/31/2013                  21,740                     21,056             Past performance is not predictive of
 8/31/2013                  21,178                     20,694             future performance.
 9/30/2013                  22,690                     22,040
10/31/2013                  23,668                     23,111             The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE           FROM              redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS       04/05/2005
         -----------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              7.75%      17.29%        10.57%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index /SM/........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy combines investment in investment grade, short-term fixed income instruments with an overlay of S&P 500(R) Index futures contracts, swaps, and/or ETFs. For the 12 months ended October 31, 2013, an average of approximately 96% of the equity exposure consisted of S&P 500(R) Index futures contracts. ETFs accounted for the remaining exposure. The behavior of S&P 500(R) Index futures contracts and ETFs linked to the S&P 500(R) Index is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2013, the total return was 26.99% for the Portfolio and 27.18% for the S&P 500(R) Index. Relative to the Index, the Portfolio's underperformance was primarily due to the performance of the fixed income component of the Portfolio. The return of the fixed income component was slightly less than the average interest rate priced into the S&P 500(R) futures contracts that the Portfolio purchased throughout the year.

U.S. LARGE CAP EQUITY PORTFOLIO

   The U.S. Large Cap Equity Portfolio seeks to capture the returns of U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 830 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   From the Portfolio's inception on June 25, 2013, through October 31, 2013, total returns were 11.01% for the Portfolio and 12.13% for the Russell 1000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had higher average cash balances than the Index in June 2013, the month it launched, which was primarily responsible for the Portfolio's relative underperformance compared to the Index as U.S. equities generally had positive returns in the last days of June. The Portfolio's relative underperformance was partly offset by its greater exposure than the Index to smaller stocks within the large cap universe, which generally outperformed larger stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period.

U.S. LARGE CAP VALUE PORTFOLIO

   The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 220 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 35.52% for the Portfolio and 28.29% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to deeper value stocks. These stocks generally outperformed the Index, and the Master Fund's higher weight helped the Portfolio's relative performance. The Master Fund's exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to the Portfolio's outperformance relative to the Index as both sectors underperformed the overall Index during the period.

U.S. TARGETED VALUE PORTFOLIO

   The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 40.39% for the Portfolio's Class R1 shares, 40.10% for the Portfolio's Class R2 shares, 40.40% for the Portfolio's Institutional Class shares, and 32.83% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of REITs and highly regulated utilities contributed to the Portfolio's outperformance relative to the Index as these sectors underperformed the overall Index during the period.

U.S. SMALL CAP VALUE PORTFOLIO

   The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,200 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 39.35% for the Portfolio and 32.83% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts ("REITs") and highly regulated utilities contributed to the Portfolio's outperformance relative to the Index as both sectors underperformed the overall Index during the period.

U.S. CORE EQUITY 1 PORTFOLIO

   The U.S. Core Equity 1 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,900 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 32.32% for the Portfolio and 28.99% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had greater exposure than the Index to small cap stocks and less exposure to large cap stocks, both of which contributed to the Portfolio's outperformance relative to the Index as small cap stocks generally outperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

U.S. CORE EQUITY 2 PORTFOLIO

   The U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the U.S. Core Equity 1 Portfolio and the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,900 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 33.66% for the Portfolio and 28.99% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had greater exposure than the Index to small cap stocks and less exposure to large cap stocks, both of which contributed to the Portfolio's outperformance relative to the Index as small cap stocks generally outperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

U.S. VECTOR EQUITY PORTFOLIO

   The U.S. Vector Equity Portfolio seeks to capture the returns of a broadly diversified portfolio of U.S. stocks with increased exposure to smaller company stocks and value stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 36.80% for the Portfolio and 28.99% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had greater exposure than the Index to small cap stocks and less exposure to large cap stocks, both of which contributed to the Portfolio's outperformance relative to the Index as small cap stocks generally outperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

U.S. SMALL CAP PORTFOLIO

   The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,200 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 39.03% for the Portfolio and 36.28% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts ("REITs") contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period. The Portfolio excluded certain extreme small cap growth stocks, as measured by book-to-market ratio and other metrics, which were held by the Index. These stocks generally underperformed relative to the Index, and their exclusion from the Portfolio also benefited the Portfolio's relative performance.

U.S. MICRO CAP PORTFOLIO

   The U.S. Micro Cap Portfolio seeks to capture the returns of the smallest U.S. company stocks and generally has a smaller market capitalization profile than the U.S. Small Cap Portfolio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,900 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 41.34% for the Portfolio and 36.28% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio focuses on micro cap stocks while the Index has exposure to small and mid-cap stocks. Micro cap stocks generally outperformed small and mid-cap stocks during the period, and the Portfolio's greater exposure than the Index to micro cap stocks contributed to the Portfolio's relative outperformance. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period. The Portfolio excluded certain extreme small cap growth stocks, as measured by book-to-market ratio and other metrics, which were held by the Index. These stocks generally underperformed, and their exclusion from the Portfolio benefited the Portfolio's relative performance.

DFA REAL ESTATE SECURITIES PORTFOLIO

   The DFA Real Estate Securities Portfolio seeks to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2013, the Portfolio held approximately 120 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2013, total returns were 10.28% for the Portfolio, 9.96% for the Dow Jones U.S. Select REIT Index/SM/, and 27.18% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. real estate securities market rather than the behavior of a limited number of securities. The Portfolio has a lower market cap floor than the Dow Jones U.S. Select REIT Index/SM/ and invests in small cap REITs that may not be included in the Index. In addition, the Index excludes net lease REITs, which are eligible for the Portfolio. These securities held by the Portfolio and excluded by the Index, particularly net lease REITs, generally outperformed during the period and benefited the Portfolio's relative performance.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                U.S. DOLLAR RETURN
             -                                  ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 MONTHS ENDED OCTOBER 31, 2013
                              --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................        20.70%               20.37%
                  Japan.............................        64.48%               34.00%
                  Canada............................        10.59%                5.99%
                  France............................        27.55%               33.82%
                  Australia.........................        26.44%               15.47%
                  Switzerland.......................        27.49%               31.10%
                  Germany...........................        24.72%               30.85%
                  Spain.............................        30.69%               37.11%
                  Sweden............................        24.39%               27.55%
                  Hong Kong.........................        14.30%               14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in U.S. dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks while growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                  U.S. DOLLAR RETURN
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.

                         12 MONTHS ENDED OCTOBER 31, 2013
                          --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
------------------------------------------  --------------------- ------------------
              China........................         9.32%                9.28%
              South Korea..................         9.57%               12.65%
              Brazil.......................         7.85%               -1.52%
              Taiwan.......................        18.76%               18.08%
              South Africa.................        20.85%                5.07%
              India........................        14.98%                0.65%
              Russia.......................        12.94%               10.89%
              Mexico.......................         1.41%                2.11%
              Malaysia.....................        13.25%                9.32%
              Indonesia....................         1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

 GLOBAL REAL ESTATE MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2013

   Publicly traded global real estate investment trusts ("REITs") produced positive overall returns during the one-year period ended October 31, 2013. In most of the world, REITs trailed equities but exceeded fixed income returns. REITs in the U.K., Continental Europe, and Japan produced the strongest returns while REITs in emerging markets generally underperformed. The largest REIT market, the United States, had positive returns. On a global basis, specialized and industrial REITs had the biggest gains. Residential REITs were the weakest performers but still delivered positive returns.

       12 MONTHS ENDED OCTOBER 31, 2013
                                                      U.S. DOLLAR RETURN
       -                                              ------------------
       S&P Global ex U.S. REIT Index (net dividends).       9.05%
       S&P Global REIT Index (net dividends).........       9.77%

Source: Standard and Poor's. Copyright S&P, 2013. All rights reserved.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of international large company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,500 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 24.85% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. By design, the Portfolio had slightly greater exposure than the Index to smaller stocks within the large cap universe. These smaller stocks generally outperformed larger stocks within the large cap universe and contributed to the Portfolio's outperformance relative to the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio seeks to capture the returns of the broad universe of international stocks, with increased exposure to smaller company stocks and those with value characteristics. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 4,900 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 27.98% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. International small cap stocks generally outperformed international large cap and mid cap stocks during the period, and the Portfolio's greater exposure to small cap stocks benefited the Portfolio's performance relative to the Index. The Portfolio's greater exposure to deeper value stocks, as measured by book-to-market, was also beneficial as these stocks generally outperformed the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Continental Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region ex Japan. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Funds collectively held approximately 4,200 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 30.66% for the Portfolio and 27.81% for the MSCI World ex USA Small Cap Index (net dividends). As a result of each Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio had a lesser allocation to Canadian securities, which contributed to the Portfolio's outperformance relative to the Index as Canadian securities significantly underperformed. In addition, within the materials sector, the Portfolio's holdings in Canada and Australia significantly outperformed those of the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 1,400 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 30.06% for the Portfolio and 30.99% for the MSCI Japan Small Cap Index (net dividends). The Master Fund's lesser exposure than the Index to GungHo Online Entertainment, Inc., an online gaming company that significantly outperformed, was primarily responsible for the Portfolio's underperformance relative to the Index. To a lesser extent, the Master Fund's exclusion of real estate investment trusts ("REITs") benefited the Portfolio's relative performance as REITs underperformed during the period.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 940 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 10.46% for the Portfolio and 6.83% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Master Fund's greater weight in the consumer discretionary sector and lesser weight in the materials sector contributed to the Portfolio's outperformance relative to the Index as consumer discretionary generally outperformed and materials generally underperformed. The Master Fund's exclusion of real estate investment trusts ("REITs") also had a small positive impact on the Portfolio's relative performance as REITs underperformed during the period.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 350 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 36.81% for the Portfolio and 35.72% for the MSCI UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Master Fund had a lesser allocation to the energy sector, which contributed to the Portfolio's outperformance relative to the Index as energy significantly underperformed. The Master Fund's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period. To a lesser extent, differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio seeks to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 1,200 securities in 14 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 42.99% for the Portfolio and 42.99% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. The Master Fund's exclusion of real estate investment trusts ("REITs") had a positive impact on the Portfolio's relative performance as REITs underperformed during the period. To a lesser extent, differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets. As of October 31, 2013, the Portfolio held approximately 220 securities in 20 approved developed and emerging market countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2013, total returns were 9.24% for the Portfolio and 9.05% for the S&P Global ex US REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in international real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index contributed to the Portfolio's outperformance relative to the Index.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets. As of October 31, 2013, the Portfolio invested in the DFA International Real Estate Securities Portfolio and the DFA Real Estate Securities Portfolio (the "Underlying Funds"). As of that date, the Underlying Funds held approximately 350 securities in 21 approved developed and emerging markets countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 9.74% for the Portfolio and 9.77% for the S&P Global REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was principally determined by structural trends in global real estate securities markets rather than the behavior of a limited number of stocks. The Portfolio generally performed in-line with the Index.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,000 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 37.79% for the Portfolio and 27.81% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. Within the small cap universe, the Portfolio's greater exposure to value stocks, as measured by book-to-market, contributed to the Portfolio's outperformance relative to the Index as these stocks generally outperformed. Differences in holdings in the materials and industrials sectors also contributed significantly to the Portfolio's outperformance relative to the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks with increased exposure to smaller company stocks and those with value characteristics relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 4,300 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 29.52% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. International small cap stocks generally outperformed international mid cap and large cap stocks during the period, and the Portfolio's greater exposure to small cap stocks contributed to the Portfolio's outperformance relative to the Index. The Portfolio's greater exposure to deeper value stocks, as measured by book-to-market, was also beneficial as these stocks generally outperformed the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex U.S. Value Portfolio seeks to capture the returns of value stocks across all market capitalizations in international developed and emerging markets by purchasing shares of three funds managed by Dimensional:
The DFA International Value Series, The DFA International Small Cap Value Portfolio, and The Dimensional Emerging Markets Value Fund (the "Underlying Funds"). Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Underlying Funds collectively held approximately 4,700 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 23.61% for the Portfolio and 20.29% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in the international and emerging equity markets rather than the behavior of a limited number of stocks. The Portfolio focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Value stocks generally outperformed growth stocks during the period, particularly in developed markets. The Portfolio had greater exposure than the Index to value stocks, which contributed to the Portfolio's outperformance relative to the Index. The Underlying Funds invest in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Small cap stocks generally outperformed large and mid cap stocks during the period, and the Portfolio's greater exposure to small cap stocks contributed to the Portfolio's outperformance relative to the Index. The Underlying Funds' exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's relative performance. The Underlying Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

   The World ex U.S. Targeted Value Portfolio seeks to capture the returns of value stocks in international developed and emerging markets by purchasing shares of four funds managed by Dimensional: The DFA International Small Cap Value Portfolio, the International Vector Equity Portfolio, the Dimensional Emerging Markets Value Fund, and the Emerging Markets Small Cap Series (the "Underlying Funds"). Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Underlying Funds collectively held approximately 8,200 securities. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   From the Portfolio's inception on November 1, 2012, through October 31, 2013, total returns were 26.90% for the Portfolio and 22.89% for the MSCI All Country World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds focus on small and mid-cap securities that are considered value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Value stocks, particularly within the developed markets small cap universe, generally outperformed growth stocks during the period. The Portfolio had greater exposure than the Index to these stocks, which contributed to the Portfolio's outperformance relative to the Index. The Underlying Funds' exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period.

WORLD EX U.S. CORE EQUITY PORTFOLIO

   The World ex U.S. Core Equity Portfolio seeks to capture the returns of international stocks in developed and emerging markets, with increased exposure to smaller company stocks and those with value characteristics, by purchasing shares of two funds managed by Dimensional: The International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (the "Underlying Funds"). Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Underlying Funds collectively held approximately 8,800 securities. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   From the Portfolio's inception on April 9, 2013, through October 31, 2013, total returns were 9.62% for the Portfolio and 11.08% for the MSCI All Country World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio had a higher than average cash balance around the time of its launch in April 2013. As developed and emerging market equities generally had positive returns in April, the higher cash balance was primarily responsible for the Portfolio's underperformance relative to the Index. The Portfolio's relative underperformance was partly offset by its greater exposure than the Index to small cap stocks and value stocks, both of which generally outperformed relative to the Index during the period. The Underlying Funds' exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the mutual funds invested in by the Portfolio include the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Underlying Funds held approximately 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2013, total returns were 26.86% for the Portfolio and 23.29% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Underlying Funds invest in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. The Portfolio had greater exposure than the Index to value stocks, as measured by book-to-market ratio. This emphasis on small cap and value, particularly in the U.S., was primarily responsible for the Portfolio's outperformance relative to the Index as small cap stocks and value stocks generally outperformed large and mid cap stocks and growth stocks, respectively, during the period. The Underlying Funds' exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs generally underperformed during the period. The Portfolio had greater exposure than the Index to emerging markets, which detracted from the Portfolio's relative performance as emerging markets generally underperformed during the period. The Portfolio's currency hedging in Japanese yen also contributed to the Portfolio's outperformance relative to the Index during the period.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio seeks to capture the returns of large cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 1,000 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 6.58% for the Portfolio and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in country weights between the Master Fund and the Index contributed to relative performance differences. In addition, differences in holdings within the financial sector contributed to the Master Fund's outperformance relative to the Index.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of the Emerging Markets Small Cap Series, a Master Fund that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 3,100 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 8.92% for the Portfolio and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was principally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund focuses on small cap stocks while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks over the period. The Master Fund's significantly greater exposure to small cap stocks was primarily responsible for the Portfolio's outperformance relative to the Index.

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio seeks to capture the returns of value stocks of large and small companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund that invests in such securities. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 7.75% for the Portfolio's Class R2 shares, 8.01% for the Portfolio's Institutional Class shares, and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund invests in stocks across all size categories while the Index primarily holds large and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks during the period. The Master Fund's greater exposure to small cap stocks value was primarily responsible for the Portfolio's outperformance relative to the Index. The Master Fund's greater exposure to value stocks, as measured by book-to-market, was also beneficial as these stocks generally outperformed the Index.

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio seeks to capture the returns of a broad universe of stocks in selected emerging markets with increased exposure to smaller company stocks and those stocks with value characteristics, as measured by book-to-market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 3,900 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 7.75% for the Portfolio and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks during the period. The Portfolio's greater exposure to small cap stocks was primarily responsible for the Portfolio's outperformance relative to the Index. The Portfolio's greater exposure to value stocks, as measured by book-to-market, also contributed to the Portfolio's relative performance as these stocks generally outperformed the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2013
 EXPENSE TABLES
                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/13  10/31/13    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
 ENHANCED U.S. LARGE COMPANY PORTFOLIO
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,110.50    0.24%    $1.28
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.00    0.24%    $1.22

 U.S. LARGE CAP EQUITY PORTFOLIO+
 --------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,110.10    0.19%    $0.70
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.25    0.19%    $0.97

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/13  10/31/13    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   U.S. LARGE CAP VALUE PORTFOLIO**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,144.80    0.27%    $1.46
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.84    0.27%    $1.38

   U.S. TARGETED VALUE PORTFOLIO
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,182.90    0.46%    $2.53
    Class R2 Shares................. $1,000.00 $1,181.40    0.62%    $3.41
    Institutional Class Shares...... $1,000.00 $1,182.60    0.37%    $2.04
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.89    0.46%    $2.35
    Class R2 Shares................. $1,000.00 $1,022.08    0.62%    $3.16
    Institutional Class Shares...... $1,000.00 $1,023.34    0.37%    $1.89

   U.S. SMALL CAP VALUE PORTFOLIO
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,172.70    0.52%    $2.85
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.58    0.52%    $2.65

   U.S. CORE EQUITY 1 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,139.70    0.19%    $1.02
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.25    0.19%    $0.97

   U.S. CORE EQUITY 2 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,146.40    0.22%    $1.19
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.10    0.22%    $1.12

   U.S. VECTOR EQUITY PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,164.10    0.32%    $1.75
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.59    0.32%    $1.63

   U.S. SMALL CAP PORTFOLIO
   ------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,193.10    0.37%    $2.05
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.34    0.37%    $1.89

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          BEGINNING  ENDING              EXPENSES
                                           ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                            VALUE    VALUE     EXPENSE    DURING
                                          05/01/13  10/31/13    RATIO*   PERIOD*
                                          --------- --------- ---------- --------
U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,213.50    0.52%    $2.90
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.58    0.52%    $2.65

DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  929.70    0.18%    $0.88
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,024.30    0.18%    $0.92

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,086.20    0.28%    $1.47
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.79    0.28%    $1.43

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,109.20    0.38%    $2.02
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.29    0.38%    $1.94

INTERNATIONAL SMALL COMPANY PORTFOLIO***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,132.40    0.53%    $2.85
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.53    0.53%    $2.70

JAPANESE SMALL COMPANY PORTFOLIO**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,033.70    0.54%    $2.77
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.48    0.54%    $2.75

ASIA PACIFIC SMALL COMPANY PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,000.40    0.55%    $2.77
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.43    0.55%    $2.80

UNITED KINGDOM SMALL COMPANY PORTFOLIO**
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,190.40    0.59%    $3.26
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.23    0.59%    $3.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    BEGINNING  ENDING              EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                      VALUE    VALUE     EXPENSE    DURING
                                                    05/01/13  10/31/13    RATIO*   PERIOD*
                                                    --------- --------- ---------- --------
CONTINENTAL SMALL COMPANY PORTFOLIO**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,230.40    0.57%    $3.20
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.33    0.57%    $2.91

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  946.50    0.39%    $1.91
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.24    0.39%    $1.99

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  936.50    0.32%    $1.56
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.59    0.32%    $1.63

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,152.70    0.67%    $3.64
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.83    0.67%    $3.41

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,117.00    0.51%    $2.72
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.63    0.51%    $2.60

WORLD EX U.S. VALUE PORTFOLIO***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,094.70    0.60%    $3.17
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.18    0.60%    $3.06

WORLD EX U.S. TARGETED VALUE PORTFOLIO***
-----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,098.80    0.79%    $4.18
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.22    0.79%    $4.02

WORLD EX U.S. CORE EQUITY PORTFOLIO***
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,078.90    0.47%    $2.46
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.84    0.47%    $2.40

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/13  10/31/13    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,100.10    0.40%    $2.12
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.19    0.40%    $2.04

EMERGING MARKETS PORTFOLIO**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,005.10    0.55%    $2.78
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.43    0.55%    $2.80

EMERGING MARKETS SMALL CAP PORTFOLIO**
--------------------------------------
Actual Fund Return
   Institutional Class Shares................. $1,000.00 $  965.50    0.71%    $3.52
Hypothetical 5% Annual Return
   Institutional Class Shares................. $1,000.00 $1,021.63    0.71%    $3.62

EMERGING MARKETS VALUE PORTFOLIO**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $  995.20    0.79%    $3.97
 Institutional Class Shares................... $1,000.00 $  996.40    0.54%    $2.72
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,021.22    0.79%    $4.02
 Institutional Class Shares................... $1,000.00 $1,022.48    0.54%    $2.75

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  996.20    0.61%    $3.07
Hypothetical 5% Annual Return
   Institutional Class Shares................. $1,000.00 $1,022.13    0.61%    $3.11

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

+ U.S. Large Cap Equity Portfolio commenced operations on June 25, 2013.
  Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (129), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 184 day period for the six months ended October 31, 2013 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Companies' holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            AFFILIATED INVESTMENT COMPANIES
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

              International Small Company Portfolio....... 100.0%
              DFA Global Real Estate Securities Portfolio. 100.0%
              World ex U.S. Value Portfolio............... 100.0%
              World ex U.S. Targeted Value Portfolio...... 100.0%
              World ex U.S. Core Equity Portfolio......... 100.0%
              Selectively Hedged Global Equity Portfolio.. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     ENHANCED U.S LARGE COMPANY PORTFOLIO
              Corporate....................................  25.9%
              Government...................................  40.9%
              Foreign Corporate............................  15.0%
              Foreign Government...........................  14.7%
              Supranational................................   3.5%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS


                        U.S. LARGE CAP EQUITY PORTFOLO
              Consumer Discretionary.......................  14.3%
              Consumer Staples.............................   9.2%
              Energy.......................................  10.9%
              Financials...................................  13.7%
              Health Care..................................  11.9%
              Industrials..................................  12.9%
              Information Technology.......................  17.8%
              Materials....................................   4.4%
              Telecommunication Services...................   2.5%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                         U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  13.7%
              Consumer Staples.............................   3.4%
              Energy.......................................  10.6%
              Financials...................................  25.7%
              Health Care..................................   6.4%
              Industrials..................................  15.8%
              Information Technology.......................  14.8%
              Materials....................................   7.5%
              Other........................................    --
              Real Estate Investment Trusts................   0.2%
              Telecommunication Services...................   1.4%
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  16.1%
              Consumer Staples.............................   3.9%
              Energy.......................................  10.5%
              Financials...................................  27.0%
              Health Care..................................   4.3%
              Industrials..................................  17.3%
              Information Technology.......................  13.9%
              Materials....................................   6.3%
              Other........................................    --
              Real Estate Investment Trusts................   0.2%
              Telecommunication Services...................   0.4%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO
              Consumer Discretionary.......................  14.6%
              Consumer Staples.............................   7.3%
              Energy.......................................  10.4%
              Financials...................................  17.3%
              Health Care..................................  11.2%
              Industrials..................................  13.2%
              Information Technology.......................  16.3%
              Materials....................................   4.7%
              Other........................................    --
              Telecommunication Services...................   2.0%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO
              Consumer Discretionary.......................  14.2%
              Consumer Staples.............................   6.1%
              Energy.......................................  11.6%
              Financials...................................  20.2%
              Health Care..................................  10.7%
              Industrials..................................  13.7%
              Information Technology.......................  14.0%
              Materials....................................   4.9%
              Other........................................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                         U.S. VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.0%
              Consumer Staples.............................   5.1%
              Energy.......................................  11.5%
              Financials...................................  24.5%
              Health Care..................................   8.2%
              Industrials..................................  13.9%
              Information Technology.......................  12.7%
              Materials....................................   6.0%
              Other........................................    --
              Telecommunication Services...................   1.9%
              Utilities....................................   1.2%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                           U.S. SMALL CAP PORTFOLIO
              Consumer Discretionary.......................  18.8%
              Consumer Staples.............................   4.4%
              Energy.......................................   5.2%
              Financials...................................  16.8%
              Health Care..................................   9.6%
              Industrials..................................  18.2%
              Information Technology.......................  18.0%
              Materials....................................   5.1%
              Other........................................    --
              Real Estate Investment Trusts................   0.2%
              Telecommunication Services...................   0.6%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                           U.S. MICRO CAP PORTFOLIO
              Consumer Discretionary.......................  19.3%
              Consumer Staples.............................   4.3%
              Energy.......................................   5.2%
              Financials...................................  17.5%
              Health Care..................................   9.4%
              Industrials..................................  17.8%
              Information Technology.......................  17.8%
              Materials....................................   6.0%
              Other........................................    --
              Telecommunication Services...................   1.1%
              Utilities....................................   1.6%
                                                            -----
                                                            100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                       LARGE CAP INTERNATIONAL PORTFOLIO
              Consumer Discretionary.......................  11.6%
              Consumer Staples.............................  10.3%
              Energy.......................................   8.8%
              Financials...................................  25.8%
              Health Care..................................   9.2%
              Industrials..................................  12.6%
              Information Technology.......................   4.2%
              Materials....................................   9.1%
              Other........................................    --
              Telecommunication Services...................   5.2%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                      INTERNATIONAL CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  13.7%
              Consumer Staples.............................   6.6%
              Energy.......................................   8.7%
              Financials...................................  26.6%
              Health Care..................................   5.3%
              Industrials..................................  16.9%
              Information Technology.......................   5.5%
              Materials....................................  10.6%
              Other........................................    --
              Telecommunication Services...................   3.2%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
              Consumer Discretionary.......................   0.1%
              Financials...................................   0.5%
              Health Care..................................    --
              Other........................................    --
              Real Estate Investment Trusts................  99.4%
                                                            -----
                                                            100.0%

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  20.6%
              Consumer Staples.............................   3.6%
              Energy.......................................   4.7%
              Financials...................................  19.8%
              Health Care..................................   2.0%
              Industrials..................................  27.9%
              Information Technology.......................   4.9%
              Materials....................................  15.9%
              Other........................................    --
              Telecommunication Services...................   0.3%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  14.6%
              Consumer Staples.............................   5.8%
              Energy.......................................   8.0%
              Financials...................................  25.5%
              Health Care..................................   4.3%
              Industrials..................................  19.1%
              Information Technology.......................   6.1%
              Materials....................................  12.2%
              Other........................................    --
              Telecommunication Services...................   2.3%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  10.7%
              Consumer Staples.............................   7.5%
              Energy.......................................   9.8%
              Financials...................................  25.0%
              Health Care..................................   2.5%
              Industrials..................................  10.8%
              Information Technology.......................  13.4%
              Materials....................................  12.4%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   4.2%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
BONDS -- (55.2%)
AUSTRALIA -- (4.3%)
Commonwealth Bank of Australia
^^  3.500%, 03/19/15.............................   4,000 $  4,158,428
Westpac Banking Corp.
^^  1.125%, 09/25/15.............................   4,930    4,979,975
                                                          ------------
TOTAL AUSTRALIA..................................            9,138,403
                                                          ------------

BELGIUM -- (1.2%)
Belgium Government International Bond
^^  2.750%, 03/05/15.............................   2,500    2,573,925
                                                          ------------

CANADA -- (8.9%)
Bank of Nova Scotia
^^  1.850%, 01/12/15.............................   5,000    5,081,080
Enbridge, Inc.
^^  5.800%, 06/15/14.............................   1,100    1,131,541
Manitoba, Province of Canada
^^  2.625%, 07/15/15.............................   4,500    4,666,410
Ontario, Province of Canada
^^  0.950%, 05/26/15.............................   4,500    4,537,935
Thomson Reuters Corp.
^^  5.700%, 10/01/14.............................     800      837,010
TransAlta Corp.
^^  4.750%, 01/15/15.............................     925      963,619
TransCanada PipeLines, Ltd.
^^  3.400%, 06/01/15.............................   1,500    1,565,930
                                                          ------------
TOTAL CANADA.....................................           18,783,525
                                                          ------------

FRANCE -- (2.0%)
BNP Paribas SA
^^  3.250%, 03/11/15.............................   1,500    1,550,738
Orange SA
^^  4.375%, 07/08/14.............................   1,000    1,023,692
Total Capital SA
^^  3.125%, 10/02/15.............................   1,587    1,663,003
                                                          ------------
TOTAL FRANCE.....................................            4,237,433
                                                          ------------

NETHERLANDS -- (6.7%)
Bank Nederlandse Gemeenten
^^  3.125%, 01/12/15.............................   1,500    1,548,684
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
^^  2.500%, 12/12/13.............................   2,000    2,004,134
^^  2.125%, 10/13/15.............................   2,532    2,599,521
Nederlandse Waterschapsbank NV
^^  3.000%, 03/17/15.............................   2,900    3,003,599
Netherlands Government Bond
^^  0.250%, 09/12/15.............................   5,000    4,987,070
                                                          ------------
TOTAL NETHERLANDS................................           14,143,008
                                                          ------------

                                                    FACE
                                                   AMOUNT^      VALUE+
                                                   -------      ------
                                                    (000)
NEW ZEALAND -- (2.4%)
New Zealand Government Bond
^^  6.000%, 04/15/15.............................  NZD 6,000 $  5,161,871
                                                             ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.5%)
Inter-American Development Bank
^^  2.250%, 07/15/15.............................      2,500    2,580,848
International Finance Facility for Immunisation
^^  3.375%, 05/15/14.............................  GBP 3,000    4,873,596
                                                             ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....               7,454,444
                                                             ------------

SWEDEN -- (2.1%)
Svensk Exportkredit AB
^^  0.625%, 09/04/15.............................      4,500    4,515,255
                                                             ------------

UNITED KINGDOM -- (2.0%)
Barclays Bank P.L.C.
^^  5.200%, 07/10/14.............................        300      309,725
BP Capital Markets P.L.C.
^^  3.875%, 03/10/15.............................      1,500    1,566,489
Royal Bank of Scotland Group P.L.C.
^^  2.550%, 09/18/15.............................        700      716,926
Vodafone Group P.L.C.
^^  5.000%, 12/16/13.............................      1,000    1,005,330
^^  4.150%, 06/10/14.............................        500      510,728
                                                             ------------
TOTAL UNITED KINGDOM.............................               4,109,198
                                                             ------------

UNITED STATES -- (22.1%)
American Express Co.
^^  7.250%, 05/20/14............................. $    1,100    1,140,621
American International Group, Inc.
^^  3.000%, 03/20/15.............................      1,500    1,543,209
Amgen, Inc.
^^  4.850%, 11/18/14.............................      1,900    1,984,955
Anheuser-Busch InBev Worldwide, Inc.
^^  0.800%, 07/15/15.............................      1,000    1,004,595
Assurant, Inc.
^^  5.625%, 02/15/14.............................      1,000    1,013,837
AT&T, Inc.
^^  2.500%, 08/15/15.............................      1,606    1,652,152
Bank of America Corp.
^^  7.375%, 05/15/14.............................      1,000    1,035,292
Capital One Financial Corp.
^^  2.125%, 07/15/14.............................      1,000    1,010,868
Citigroup, Inc.
^^  6.375%, 08/12/14.............................        762      795,436

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
CNA Financial Corp.
^^  5.850%, 12/15/14.............................   1,000 $ 1,053,937
Coca-Cola Enterprises, Inc.
^^  1.125%, 11/12/13.............................   1,921   1,921,271
Constellation Energy Group, Inc.
^^  4.550%, 06/15/15.............................   1,000   1,054,155
Daimler Finance North America LLC
^^  6.500%, 11/15/13.............................   1,500   1,502,546
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
^^  4.750%, 10/01/14.............................   1,500   1,555,051
Enterprise Products Operating LLC
^^  5.600%, 10/15/14.............................     500     523,424
Express Scripts Holding Co.
^^  2.100%, 02/12/15.............................   1,000   1,015,780
Ford Motor Credit Co. LLC
^^  2.750%, 05/15/15.............................   1,000   1,026,509
Freeport-McMoRan Copper & Gold, Inc.
^^  1.400%, 02/13/15.............................     500     502,538
General Electric Capital Corp.
^^  4.875%, 03/04/15.............................   1,200   1,268,087
Goldman Sachs Group, Inc. (The)
^^  5.125%, 01/15/15.............................     894     939,233
Hartford Financial Services Group, Inc.
^^  4.750%, 03/01/14.............................   1,580   1,599,780
HSBC USA, Inc.
^^  2.375%, 02/13/15.............................   1,000   1,023,009
International Paper Co.
^^  5.300%, 04/01/15.............................   1,050   1,112,894
JPMorgan Chase & Co.
^^  2.050%, 01/24/14.............................   1,000   1,004,057
MetLife, Inc.
^^  5.000%, 11/24/13.............................     350     350,882
Morgan Stanley
^^  4.200%, 11/20/14.............................   1,500   1,554,595
National City Corp.
^^  4.900%, 01/15/15.............................   1,500   1,576,506
NextEra Energy Capital Holdings, Inc.
^^  1.200%, 06/01/15.............................   1,000   1,006,594
Safeway, Inc.
^^  5.625%, 08/15/14.............................   1,500   1,542,330
Spectra Energy Capital LLC
^^  5.500%, 03/01/14.............................   1,500   1,522,093
Time Warner Cable, Inc.
^^  3.500%, 02/01/15.............................   1,000   1,028,576
Toyota Motor Credit Corp.
^^  0.875%, 07/17/15.............................   2,000   2,014,134
Union Bank NA
^^  2.125%, 12/16/13.............................   1,050   1,052,267
Viacom, Inc.
^^  4.375%, 09/15/14.............................   1,500   1,547,665
WellPoint, Inc.
^^  5.000%, 12/15/14.............................   1,572   1,647,264

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Wells Fargo & Co.
^^  1.500%, 07/01/15.............................   1,500 $  1,520,779
Williams Partners L.P.
^^  3.800%, 02/15/15.............................   1,000    1,036,267
Xerox Corp.
^^  4.250%, 02/15/15.............................   1,000    1,041,707
                                                          ------------
TOTAL UNITED STATES..............................           46,724,895
                                                          ------------
TOTAL BONDS......................................          116,841,957
                                                          ------------

AGENCY OBLIGATIONS -- (26.4%)
Federal Home Loan Bank
^^  0.375%, 08/28/15.............................  11,000   11,016,093
^^  1.750%, 09/11/15.............................   4,000    4,104,364
Federal Home Loan Mortgage Corporation
^^  1.750%, 09/10/15.............................  23,500   24,104,866
Federal National Mortgage Association
^^  4.375%, 10/15/15.............................   5,000    5,390,740
^^  1.625%, 10/26/15.............................  11,000   11,273,592
                                                          ------------
TOTAL AGENCY OBLIGATIONS.........................           55,889,655
                                                          ------------

U.S. TREASURY OBLIGATIONS -- (14.7%)
U.S. Treasury Notes
^^  1.250%, 08/31/15.............................   5,000    5,088,085
^^  0.250%, 09/15/15.............................  26,000   25,978,680
                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS..................           31,066,765
                                                          ------------

                                                  SHARES
                                                  ------       -

EXCHANGE-TRADED FUNDS -- (3.7%)
UNITED STATES -- (3.7%)
^^  SPDR S&P 500 ETF Trust.......................  44,100 $  7,749,693
                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $207,572,600)............................          $211,548,070
                                                          ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ----------------------------------------------
                                            LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                          ----------- ------------  ------- ------------
Bonds
  Australia..............................          -- $  9,138,403    --    $  9,138,403
  Belgium................................          --    2,573,925    --       2,573,925
  Canada.................................          --   18,783,525    --      18,783,525
  France.................................          --    4,237,433    --       4,237,433
  Netherlands............................          --   14,143,008    --      14,143,008
  New Zealand............................          --    5,161,871    --       5,161,871
  Supranational Organization Obligations.          --    7,454,444    --       7,454,444
  Sweden.................................          --    4,515,255    --       4,515,255
  United Kingdom.........................          --    4,109,198    --       4,109,198
  United States..........................          --   46,724,895    --      46,724,895
Agency Obligations.......................          --   55,889,655    --      55,889,655
U.S. Treasury Obligations................          --   31,066,765    --      31,066,765
Exchange-Traded Funds.................... $ 7,749,693           --    --       7,749,693
Forward Currency Contracts**.............          --     (217,267)   --        (217,267)
Futures Contracts**......................   7,914,250           --    --       7,914,250
                                          ----------- ------------    --    ------------
TOTAL.................................... $15,663,943 $203,581,110    --    $219,245,053
                                          =========== ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                PERCENTAGE
                                          SHARES    VALUE+    OF NET ASSETS**
                                          ------    ------    ---------------
   COMMON STOCKS -- (78.8%)
   Consumer Discretionary -- (11.3%)
   #*  Amazon.com, Inc...................  2,368 $    862,023            0.6%
   #   Comcast Corp. Class A............. 12,656      602,172            0.4%
   #   Ford Motor Co..................... 29,889      511,401            0.4%
       Home Depot, Inc. (The)............ 10,741      836,616            0.6%
       McDonald's Corp...................  6,834      659,618            0.5%
   #   Walt Disney Co. (The)............. 11,484      787,688            0.6%
       Other Securities..................          14,923,649           11.1%
                                                 ------------           -----
   Total Consumer Discretionary..........          19,183,167           14.2%
                                                 ------------           -----
   Consumer Staples -- (7.2%)
       Altria Group, Inc................. 15,353      571,592            0.4%
       Coca-Cola Co. (The)............... 24,123      954,547            0.7%
       CVS Caremark Corp.................  8,794      547,514            0.4%
       PepsiCo, Inc...................... 11,559      971,996            0.7%
       Philip Morris International, Inc..  7,357      655,656            0.5%
       Procter & Gamble Co. (The)........ 16,427    1,326,480            1.0%
       Wal-Mart Stores, Inc.............. 14,077    1,080,410            0.8%
       Other Securities..................           6,156,227            4.5%
                                                 ------------           -----
   Total Consumer Staples................          12,264,422            9.0%
                                                 ------------           -----
   Energy -- (8.6%)
       Chevron Corp...................... 15,399    1,847,264            1.4%
   #   ConocoPhillips....................  9,824      720,099            0.5%
       Exxon Mobil Corp.................. 33,948    3,042,420            2.2%
       Occidental Petroleum Corp.........  6,368      611,837            0.4%
       Schlumberger, Ltd.................  9,413      882,186            0.6%
       Other Securities..................           7,529,797            5.7%
                                                 ------------           -----
   Total Energy..........................          14,633,603           10.8%
                                                 ------------           -----
   Financials -- (10.8%)
       Bank of America Corp.............. 60,004      837,656            0.6%
   *   Berkshire Hathaway, Inc. Class B..  7,001      805,675            0.6%
       Citigroup, Inc.................... 17,040      831,211            0.6%
       Goldman Sachs Group, Inc. (The)...  3,171      510,087            0.4%
       JPMorgan Chase & Co............... 21,278    1,096,668            0.8%
       Wells Fargo & Co.................. 35,385    1,510,586            1.1%
       Other Securities..................          12,832,461            9.5%
                                                 ------------           -----
   Total Financials......................          18,424,344           13.6%
                                                 ------------           -----
   Health Care -- (9.4%)
       AbbVie, Inc....................... 11,687      566,235            0.4%
       Amgen, Inc........................  4,379      507,964            0.4%
   #*  Gilead Sciences, Inc.............. 10,529      747,454            0.6%
       Johnson & Johnson................. 17,936    1,661,053            1.2%
       Merck & Co., Inc.................. 16,010      721,891            0.5%
       Pfizer, Inc....................... 42,830    1,314,024            1.0%
       UnitedHealth Group, Inc...........  8,727      595,705            0.4%
       Other Securities..................           9,891,997            7.3%
                                                 ------------           -----
   Total Health Care.....................          16,006,323           11.8%
                                                 ------------           -----

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                           SHARES      VALUE+    OF NET ASSETS**
                                                           ------      ------    ---------------
Industrials -- (10.1%)
      3M Co..............................................     5,226 $    657,692            0.5%
#     Boeing Co. (The)...................................     5,477      714,749            0.5%
#     Caterpillar, Inc...................................     6,084      507,162            0.4%
      General Electric Co................................    60,931    1,592,736            1.2%
      Union Pacific Corp.................................     3,705      560,937            0.4%
#     United Parcel Service, Inc. Class B................     5,411      531,577            0.4%
      United Technologies Corp...........................     5,829      619,331            0.5%
      Other Securities...................................             12,050,736            8.8%
                                                                    ------------          ------
Total Industrials........................................             17,234,920           12.7%
                                                                    ------------          ------
Information Technology -- (14.1%)
      Apple, Inc.........................................     7,301    3,813,677            2.8%
      Cisco Systems, Inc.................................    37,573      845,392            0.6%
*     Google, Inc. Class A...............................     1,196    1,232,574            0.9%
#     Intel Corp.........................................    49,134    1,200,344            0.9%
      International Business Machines Corp...............     5,277      945,691            0.7%
      Mastercard, Inc. Class A...........................       840      602,364            0.5%
      Microsoft Corp.....................................    58,934    2,083,317            1.5%
      Oracle Corp........................................    22,445      751,907            0.6%
      QUALCOMM, Inc......................................    10,063      699,077            0.5%
#     Visa, Inc. Class A.................................     2,928      575,850            0.4%
      Other Securities...................................             11,166,673            8.3%
                                                                    ------------          ------
Total Information Technology.............................             23,916,866           17.7%
                                                                    ------------          ------
Materials -- (3.5%)
      Other Securities...................................              5,926,778            4.4%
                                                                    ------------          ------
Telecommunication Services -- (2.0%)
      AT&T, Inc..........................................    28,648    1,037,057            0.8%
      Verizon Communications, Inc........................    29,531    1,491,611            1.1%
      Other Securities...................................                803,507            0.6%
                                                                    ------------          ------
Total Telecommunication Services.........................              3,332,175            2.5%
                                                                    ------------          ------
Utilities -- (1.8%)
      Other Securities...................................              3,161,345            2.3%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            134,083,943           99.0%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (1.3%)
      State Street Institutional Liquid Reserves, 0.073%  2,237,177    2,237,177            1.7%
                                                                    ------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------       -              -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (19.9%)
(S)@  DFA Short Term Investment Fund..................... 2,917,225   33,752,290           24.9%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $159,513,609)..................................             $170,073,410          125.6%
                                                                    ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 19,183,167          --   --    $ 19,183,167
    Consumer Staples............   12,264,422          --   --      12,264,422
    Energy......................   14,633,603          --   --      14,633,603
    Financials..................   18,424,344          --   --      18,424,344
    Health Care.................   16,006,323          --   --      16,006,323
    Industrials.................   17,234,920          --   --      17,234,920
    Information Technology......   23,916,866          --   --      23,916,866
    Materials...................    5,926,778          --   --       5,926,778
    Telecommunication Services..    3,332,175          --   --       3,332,175
    Utilities...................    3,161,345          --   --       3,161,345
  Temporary Cash Investments....    2,237,177          --   --       2,237,177
  Securities Lending Collateral.           -- $33,752,290   --      33,752,290
                                 ------------ -----------   --    ------------
  TOTAL......................... $136,321,120 $33,752,290   --    $170,073,410
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                            VALUE+
                                                        ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company..................... $11,967,119,572
                                                        ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $7,741,066,829)............................. $11,967,119,572
                                                        ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (86.6%)
Consumer Discretionary -- (11.9%)
#*  Cabela's, Inc..........................   289,665 $   17,182,928            0.4%
    Dillard's, Inc. Class A................   211,147     17,309,831            0.4%
#   GameStop Corp. Class A.................   635,798     34,854,446            0.8%
*   Live Nation Entertainment, Inc.........   924,308     17,968,548            0.4%
#   Washington Post Co. (The) Class B......    30,743     19,777,587            0.5%
#   Wendy's Co. (The)...................... 2,246,594     19,522,902            0.5%
    Other Securities.......................              446,579,792           10.6%
                                                      --------------          ------
Total Consumer Discretionary...............              573,196,034           13.6%
                                                      --------------          ------
Consumer Staples -- (2.9%)
*   Hain Celestial Group, Inc. (The).......   189,025     15,732,551            0.4%
    Other Securities.......................              125,648,756            3.0%
                                                      --------------          ------
Total Consumer Staples.....................              141,381,307            3.4%
                                                      --------------          ------
Energy -- (9.2%)
    Nabors Industries, Ltd.................   991,502     17,331,455            0.4%
#   Patterson-UTI Energy, Inc..............   696,309     16,892,456            0.4%
*   Rowan Cos. P.L.C. Class A..............   671,277     24,219,674            0.6%
*   Superior Energy Services, Inc..........   633,713     17,002,520            0.4%
    Tesoro Corp............................   476,686     23,305,179            0.6%
    Tidewater, Inc.........................   297,291     17,902,864            0.4%
*   Whiting Petroleum Corp.................   384,511     25,719,941            0.6%
    Other Securities.......................              299,773,020            7.1%
                                                      --------------          ------
Total Energy...............................              442,147,109           10.5%
                                                      --------------          ------
Financials -- (22.3%)
    Allied World Assurance Co. Holdings AG.   169,770     18,384,393            0.4%
*   American Capital, Ltd.................. 1,522,751     21,333,742            0.5%
    American Financial Group, Inc..........   459,734     25,864,635            0.6%
    Assurant, Inc..........................   471,974     27,601,040            0.7%
#   Assured Guaranty, Ltd..................   768,259     15,749,309            0.4%
    Axis Capital Holdings, Ltd.............   593,046     28,122,241            0.7%
    CNO Financial Group, Inc............... 1,174,038     18,291,512            0.4%
#*  E*TRADE Financial Corp................. 1,092,091     18,467,259            0.4%
*   Genworth Financial, Inc. Class A....... 2,131,699     30,973,586            0.7%
#   Legg Mason, Inc........................   731,595     28,144,460            0.7%
    NASDAQ OMX Group, Inc. (The)...........   858,799     30,427,249            0.7%
    Old Republic International Corp........ 1,179,426     19,802,563            0.5%
    PartnerRe, Ltd.........................   321,083     32,175,727            0.8%
#   People's United Financial, Inc......... 1,477,976     21,327,194            0.5%
    Protective Life Corp...................   420,743     19,387,837            0.5%
    Reinsurance Group of America, Inc......   387,086     27,552,781            0.7%
    Validus Holdings, Ltd..................   382,593     15,104,772            0.4%
    Zions BanCorp..........................   790,545     22,427,762            0.5%
    Other Securities.......................              653,986,823           15.4%
                                                      --------------          ------
Total Financials...........................            1,075,124,885           25.5%
                                                      --------------          ------
Health Care -- (5.5%)
    Community Health Systems, Inc..........   490,559     21,403,089            0.5%
    Omnicare, Inc..........................   597,354     32,944,073            0.8%
    Other Securities.......................              211,790,254            5.0%
                                                      --------------          ------
Total Health Care..........................              266,137,416            6.3%
                                                      --------------          ------

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Industrials -- (13.6%)
      AMERCO.............................................     84,246 $   17,011,795            0.4%
*     Avis Budget Group, Inc.............................    665,365     20,845,885            0.5%
*     Owens Corning......................................    624,093     22,423,661            0.5%
      Ryder System, Inc..................................    309,611     20,381,692            0.5%
#     Trinity Industries, Inc............................    485,295     24,570,486            0.6%
      URS Corp...........................................    366,165     19,853,466            0.5%
      Other Securities...................................               534,006,806           12.6%
                                                                     --------------          ------
Total Industrials........................................               659,093,791           15.6%
                                                                     --------------          ------
Information Technology -- (12.8%)
#     AOL, Inc...........................................    416,163     15,081,747            0.4%
*     Arrow Electronics, Inc.............................    462,647     22,216,309            0.5%
      Avnet, Inc.........................................    602,535     23,920,640            0.6%
#*    First Solar, Inc...................................    629,345     31,637,173            0.8%
*     Ingram Micro, Inc. Class A.........................    737,900     17,097,143            0.4%
      Marvell Technology Group, Ltd......................  1,425,540     17,106,480            0.4%
      Other Securities...................................               489,704,916           11.5%
                                                                     --------------          ------
Total Information Technology.............................               616,764,408           14.6%
                                                                     --------------          ------
Materials -- (6.5%)
      Reliance Steel & Aluminum Co.......................    404,807     29,668,305            0.7%
      Rock Tenn Co. Class A..............................    178,696     19,122,259            0.5%
      Steel Dynamics, Inc................................    904,475     16,253,416            0.4%
      Other Securities...................................               248,841,823            5.8%
                                                                     --------------          ------
Total Materials..........................................               313,885,803            7.4%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.2%)
      Other Securities...................................                 7,868,529            0.2%
                                                                     --------------          ------
Telecommunication Services -- (1.2%)
      Other Securities...................................                58,657,005            1.4%
                                                                     --------------          ------
Utilities -- (0.5%)......................................
#     UGI Corp...........................................    424,799     17,573,935            0.4%
      Other Securities...................................                 5,926,184            0.2%
                                                                     --------------          ------
Total Utilities..........................................                23,500,119            0.6%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,177,756,406           99.1%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    25,593            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.073%. 25,534,847     25,534,847            0.6%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@  DFA Short Term Investment Fund..................... 53,871,979    623,298,798           14.8%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,493,026,078)................................              $4,826,615,644          114.5%
                                                                     ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  573,196,034           --   --    $  573,196,034
  Consumer Staples..............    141,381,307           --   --       141,381,307
  Energy........................    442,147,109           --   --       442,147,109
  Financials....................  1,075,117,373 $      7,512   --     1,075,124,885
  Health Care...................    265,990,921      146,495   --       266,137,416
  Industrials...................    658,984,691      109,100   --       659,093,791
  Information Technology........    616,764,408           --   --       616,764,408
  Materials.....................    313,885,803           --   --       313,885,803
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      7,868,529           --   --         7,868,529
  Telecommunication Services....     58,657,005           --   --        58,657,005
  Utilities.....................     23,500,119           --   --        23,500,119
Rights/Warrants.................             --       25,593   --            25,593
Temporary Cash Investments......     25,534,847           --   --        25,534,847
Securities Lending Collateral...             --  623,298,798   --       623,298,798
                                 -------------- ------------   --    --------------
TOTAL........................... $4,203,028,146 $623,587,498   --    $4,826,615,644
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                              ------       ------     ---------------
COMMON STOCKS -- (85.8%)
Consumer Discretionary -- (13.8%)
#*  Cabela's, Inc...........................   730,898 $   43,356,869            0.5%
#*  Iconix Brand Group, Inc................. 2,233,461     80,605,607            0.8%
*   Live Nation Entertainment, Inc.......... 2,980,399     57,938,957            0.6%
    Penske Automotive Group, Inc............ 1,250,616     49,549,406            0.5%
#   Rent-A-Center, Inc...................... 1,772,669     60,696,187            0.6%
#   Wendy's Co. (The)....................... 5,109,486     44,401,433            0.5%
    Other Securities........................            1,183,785,818           12.4%
                                                       --------------          ------
Total Consumer Discretionary................            1,520,334,277           15.9%
                                                       --------------          ------
Consumer Staples -- (3.3%)
    Fresh Del Monte Produce, Inc............ 1,603,629     42,640,495            0.5%
    Seaboard Corp...........................    18,588     50,745,240            0.5%
#   Universal Corp..........................   830,795     44,057,059            0.5%
    Other Securities........................              229,684,189            2.3%
                                                       --------------          ------
Total Consumer Staples......................              367,126,983            3.8%
                                                       --------------          ------
Energy -- (9.1%)
    Bristow Group, Inc...................... 1,325,217    106,640,212            1.1%
#*  Exterran Holdings, Inc.................. 2,293,667     65,484,193            0.7%
*   Helix Energy Solutions Group, Inc....... 3,443,185     81,465,757            0.8%
#*  Hornbeck Offshore Services, Inc......... 1,311,935     72,510,647            0.8%
#*  PDC Energy, Inc.........................   643,218     43,616,613            0.5%
#   SEACOR Holdings, Inc....................   510,108     49,888,562            0.5%
    Other Securities........................              579,294,876            6.1%
                                                       --------------          ------
Total Energy................................              998,900,860           10.5%
                                                       --------------          ------
Financials -- (23.2%)
    Argo Group International Holdings, Ltd.. 1,019,162     42,784,421            0.5%
    CapitalSource, Inc...................... 3,605,113     47,154,878            0.5%
    CNO Financial Group, Inc................ 8,581,021    133,692,307            1.4%
#   Endurance Specialty Holdings, Ltd....... 1,240,849     68,606,541            0.7%
    Hanover Insurance Group, Inc. (The).....   955,408     55,929,584            0.6%
    Kemper Corp............................. 1,614,877     59,782,747            0.6%
#   MB Financial, Inc....................... 1,464,568     43,497,670            0.5%
#*  MBIA, Inc............................... 4,664,368     53,033,864            0.6%
    Montpelier Re Holdings, Ltd............. 2,155,898     59,524,344            0.6%
#*  PHH Corp................................ 1,999,053     48,077,225            0.5%
    Platinum Underwriters Holdings, Ltd.....   978,955     60,881,211            0.7%
    Provident Financial Services, Inc....... 2,294,791     43,004,383            0.5%
#   Radian Group, Inc....................... 2,978,199     43,392,359            0.5%
    Selective Insurance Group, Inc.......... 1,840,980     48,362,545            0.5%
    Susquehanna Bancshares, Inc............. 5,363,165     63,204,900            0.7%
#   Umpqua Holdings Corp.................... 4,077,772     66,753,128            0.7%
    Washington Federal, Inc................. 1,940,982     44,215,570            0.5%
    Webster Financial Corp.................. 2,225,867     62,079,431            0.7%
#   Wintrust Financial Corp................. 1,288,249     56,051,714            0.6%
    Other Securities........................            1,461,735,985           15.0%
                                                       --------------          ------
Total Financials............................            2,561,764,807           26.9%
                                                       --------------          ------
Health Care -- (3.7%)
*   LifePoint Hospitals, Inc................ 1,892,213     97,713,879            1.0%
    Other Securities........................              308,580,478            3.3%
                                                       --------------          ------
Total Health Care...........................              406,294,357            4.3%
                                                       --------------          ------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                            SHARES        VALUE+      OF NET ASSETS**
                                                            ------        ------      ---------------
Industrials -- (14.8%)
      AMERCO.............................................     343,691 $    69,401,524            0.7%
#*    Avis Budget Group, Inc.............................   3,927,269     123,041,338            1.3%
*     Esterline Technologies Corp........................   1,145,345      91,810,855            1.0%
#     GATX Corp..........................................   1,763,892      90,928,633            1.0%
#     General Cable Corp.................................   1,577,516      51,947,602            0.6%
#*    JetBlue Airways Corp...............................  10,286,881      72,933,986            0.8%
#*    Mobile Mini, Inc...................................   1,175,105      42,444,793            0.5%
      Other Securities...................................               1,095,470,224           11.3%
                                                                      ---------------          ------
Total Industrials........................................               1,637,978,955           17.2%
                                                                      ---------------          ------
Information Technology -- (11.9%)
*     Benchmark Electronics, Inc.........................   2,299,623      52,270,431            0.6%
#*    CACI International, Inc. Class A...................     780,459      56,177,439            0.6%
#     Convergys Corp.....................................   3,909,664      77,176,767            0.8%
#*    SYNNEX Corp........................................   1,175,733      72,072,433            0.8%
*     Tech Data Corp.....................................     836,389      43,542,411            0.5%
#*    Vishay Intertechnology, Inc........................   4,709,603      57,786,829            0.6%
      Other Securities...................................                 955,905,032            9.9%
                                                                      ---------------          ------
Total Information Technology.............................               1,314,931,342           13.8%
                                                                      ---------------          ------
Materials -- (5.4%)
*     Graphic Packaging Holding Co.......................   5,789,957      48,635,639            0.5%
*     Louisiana-Pacific Corp.............................   3,503,276      59,590,725            0.6%
      Other Securities...................................                 491,791,727            5.2%
                                                                      ---------------          ------
Total Materials..........................................                 600,018,091            6.3%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                      85,260            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.2%)
      Other Securities...................................                  19,418,367            0.2%
                                                                      ---------------          ------
Telecommunication Services -- (0.3%)
      Other Securities...................................                  35,414,331            0.4%
                                                                      ---------------          ------
Utilities -- (0.1%)
      Other Securities...................................                   7,908,495            0.1%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................               9,470,176,125           99.4%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     222,356            0.0%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.073%.  58,723,771      58,723,771            0.6%
                                                                      ---------------          ------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                            -------         -                -
                                                             (000)
SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@  DFA Short Term Investment Fund..................... 130,380,635   1,508,503,951           15.9%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,164,435,164)................................               $11,037,626,203          115.9%
                                                                      ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 -------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $1,520,334,277             --   --    $ 1,520,334,277
  Consumer Staples..............    367,126,983             --   --        367,126,983
  Energy........................    998,900,860             --   --        998,900,860
  Financials....................  2,561,714,904 $       49,903   --      2,561,764,807
  Health Care...................    405,421,123        873,234   --        406,294,357
  Industrials...................  1,637,355,218        623,737   --      1,637,978,955
  Information Technology........  1,314,931,342             --   --      1,314,931,342
  Materials.....................    600,018,091             --   --        600,018,091
  Other.........................             --         85,260   --             85,260
  Real Estate Investment Trusts.     19,418,367             --   --         19,418,367
  Telecommunication Services....     35,414,331             --   --         35,414,331
  Utilities.....................      7,908,495             --   --          7,908,495
Preferred Stocks
  Other.........................             --             --   --                 --
Rights/Warrants.................             --        222,356   --            222,356
Temporary Cash Investments......     58,723,771             --   --         58,723,771
Securities Lending Collateral...             --  1,508,503,951   --      1,508,503,951
                                 -------------- --------------   --    ---------------
TOTAL........................... $9,527,267,762 $1,510,358,441   --    $11,037,626,203
                                 ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                     PERCENTAGE
                                           SHARES       VALUE+     OF NET ASSETS**
                                           ------       ------     ---------------
COMMON STOCKS -- (90.8%)
Consumer Discretionary -- (13.2%)
*   Amazon.com, Inc......................    86,377 $   31,443,819            0.4%
    Comcast Corp. Class A................   725,325     34,510,963            0.5%
    Home Depot, Inc. (The)...............   350,095     27,268,900            0.4%
    McDonald's Corp......................   237,696     22,942,418            0.3%
    Time Warner, Inc.....................   312,767     21,499,604            0.3%
    Walt Disney Co. (The)................   447,208     30,673,997            0.4%
    Other Securities.....................              928,419,928           12.2%
                                                    --------------          ------
Total Consumer Discretionary.............            1,096,759,629           14.5%
                                                    --------------          ------
Consumer Staples -- (6.7%)
    Coca-Cola Co. (The)..................   932,501     36,899,065            0.5%
    CVS Caremark Corp....................   419,936     26,145,215            0.4%
    Mondelez International, Inc. Class A.   575,836     19,371,123            0.3%
    PepsiCo, Inc.........................   378,786     31,852,115            0.4%
    Philip Morris International, Inc.....   379,444     33,816,049            0.5%
    Procter & Gamble Co. (The)...........   620,688     50,120,556            0.7%
    Wal-Mart Stores, Inc.................   421,387     32,341,452            0.4%
    Other Securities.....................              321,110,342            4.1%
                                                    --------------          ------
Total Consumer Staples...................              551,655,917            7.3%
                                                    --------------          ------
Energy -- (9.4%)
    Chevron Corp.........................   671,031     80,496,879            1.1%
    ConocoPhillips.......................   409,670     30,028,811            0.4%
    Exxon Mobil Corp..................... 1,499,029    134,342,979            1.8%
    Occidental Petroleum Corp............   273,715     26,298,537            0.4%
    Schlumberger, Ltd....................   299,627     28,081,042            0.4%
    Other Securities.....................              483,605,737            6.2%
                                                    --------------          ------
Total Energy.............................              782,853,985           10.3%
                                                    --------------          ------
Financials -- (15.7%)
    American Express Co..................   241,143     19,725,497            0.3%
    American International Group, Inc....   492,240     25,424,196            0.3%
    Bank of America Corp................. 3,834,941     53,535,776            0.7%
*   Berkshire Hathaway, Inc. Class B.....   406,267     46,753,206            0.6%
    Citigroup, Inc....................... 1,073,660     52,373,135            0.7%
    Goldman Sachs Group, Inc. (The)......   152,527     24,535,493            0.3%
    JPMorgan Chase & Co.................. 1,350,398     69,599,513            0.9%
    U.S. Bancorp.........................   623,331     23,287,646            0.3%
    Wells Fargo & Co..................... 1,760,712     75,164,795            1.0%
    Other Securities.....................              915,425,567           12.1%
                                                    --------------          ------
Total Financials.........................            1,305,824,824           17.2%
                                                    --------------          ------
Health Care -- (10.2%)
    Amgen, Inc...........................   197,640     22,926,240            0.3%
    Bristol-Myers Squibb Co..............   391,740     20,574,185            0.3%
*   Gilead Sciences, Inc.................   358,324     25,437,421            0.3%
    Johnson & Johnson....................   710,094     65,761,805            0.9%
    Merck & Co., Inc.....................   801,185     36,125,432            0.5%
    Pfizer, Inc.......................... 2,220,281     68,118,221            0.9%
    UnitedHealth Group, Inc..............   344,956     23,546,697            0.3%
    Other Securities.....................              583,322,666            7.7%
                                                    --------------          ------
Total Health Care........................              845,812,667           11.2%
                                                    --------------          ------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Industrials -- (12.0%)
      3M Co..............................................    157,069 $   19,767,134            0.3%
      Boeing Co. (The)...................................    168,655     22,009,477            0.3%
      General Electric Co................................  3,541,296     92,569,477            1.2%
      Union Pacific Corp.................................    158,185     23,949,209            0.3%
      United Technologies Corp...........................    215,910     22,940,437            0.3%
      Other Securities...................................               816,458,383           10.8%
                                                                     --------------          ------
Total Industrials........................................               997,694,117           13.2%
                                                                     --------------          ------
Information Technology -- (14.8%)
      Apple, Inc.........................................    195,508    102,123,604            1.4%
      Cisco Systems, Inc.................................  1,871,862     42,116,895            0.6%
*     Google, Inc. Class A...............................     65,230     67,224,733            0.9%
      Intel Corp.........................................  1,702,035     41,580,715            0.6%
      International Business Machines Corp...............    236,758     42,429,401            0.6%
      Microsoft Corp.....................................  1,967,669     69,557,099            0.9%
      Oracle Corp........................................    843,387     28,253,464            0.4%
      QUALCOMM, Inc......................................    373,897     25,974,625            0.4%
      Visa, Inc. Class A.................................    127,752     25,124,986            0.3%
      Other Securities...................................               780,908,300           10.1%
                                                                     --------------          ------
Total Information Technology.............................             1,225,293,822           16.2%
                                                                     --------------          ------
Materials -- (4.3%)
      Other Securities...................................               354,429,733            4.7%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.8%)
      AT&T, Inc..........................................  1,762,656     63,808,147            0.8%
      Verizon Communications, Inc........................    743,452     37,551,761            0.5%
      Other Securities...................................                49,643,037            0.7%
                                                                     --------------          ------
Total Telecommunication Services.........................               151,002,945            2.0%
                                                                     --------------          ------
Utilities -- (2.7%)
      Other Securities...................................               225,005,109            3.0%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             7,536,332,748           99.6%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   159,054            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.073%. 31,598,604     31,598,604            0.4%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@  DFA Short Term Investment Fund..................... 63,360,287 $  733,078,518            9.7%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,002,014,885)................................              $8,301,168,924          109.7%
                                                                     ==============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $1,096,759,629           --   --    $1,096,759,629
  Consumer Staples............    551,655,917           --   --       551,655,917
  Energy......................    782,853,985           --   --       782,853,985
  Financials..................  1,305,823,024 $      1,800   --     1,305,824,824
  Health Care.................    845,796,644       16,023   --       845,812,667
  Industrials.................    997,677,317       16,800   --       997,694,117
  Information Technology......  1,225,293,822           --   --     1,225,293,822
  Materials...................    354,429,733           --   --       354,429,733
  Other.......................             --           --   --                --
  Telecommunication Services..    151,002,945           --   --       151,002,945
  Utilities...................    225,005,109           --   --       225,005,109
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --      159,054   --           159,054
Temporary Cash Investments....     31,598,604           --   --        31,598,604
Securities Lending Collateral.             --  733,078,518   --       733,078,518
                               -------------- ------------   --    --------------
TOTAL......................... $7,567,896,729 $733,272,195   --    $8,301,168,924
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (90.1%)
Consumer Discretionary -- (12.8%)
    Comcast Corp. Class A.................. 1,101,420 $   52,405,564            0.5%
    Time Warner, Inc.......................   517,336     35,561,677            0.4%
    Twenty-First Century Fox, Inc. Class A.   846,333     28,843,029            0.3%
    Walt Disney Co. (The)..................   830,524     56,965,641            0.6%
    Other Securities.......................            1,241,097,856           12.4%
                                                      --------------          ------
Total Consumer Discretionary...............            1,414,873,767           14.2%
                                                      --------------          ------
Consumer Staples -- (5.4%)
    CVS Caremark Corp......................   672,828     41,890,271            0.4%
    Mondelez International, Inc. Class A...   920,693     30,972,113            0.3%
    Procter & Gamble Co. (The).............   646,219     52,182,184            0.5%
    Wal-Mart Stores, Inc...................   387,774     29,761,655            0.3%
    Walgreen Co............................   475,167     28,148,893            0.3%
    Other Securities.......................              420,011,991            4.3%
                                                      --------------          ------
Total Consumer Staples.....................              602,967,107            6.1%
                                                      --------------          ------
Energy -- (10.5%)
    Anadarko Petroleum Corp................   289,878     27,622,475            0.3%
    Chevron Corp........................... 1,090,432    130,808,223            1.3%
    ConocoPhillips.........................   648,630     47,544,579            0.5%
    EOG Resources, Inc.....................   150,872     26,915,565            0.3%
    Exxon Mobil Corp....................... 2,490,947    223,238,670            2.2%
    Occidental Petroleum Corp..............   454,609     43,678,833            0.4%
    Schlumberger, Ltd......................   239,817     22,475,649            0.2%
    Other Securities.......................              634,771,552            6.4%
                                                      --------------          ------
Total Energy...............................            1,157,055,546           11.6%
                                                      --------------          ------
Financials -- (18.2%)
    American International Group, Inc......   778,143     40,191,086            0.4%
    Ameriprise Financial, Inc..............   219,392     22,057,672            0.2%
    Bank of America Corp................... 6,230,807     86,982,066            0.9%
*   Berkshire Hathaway, Inc. Class B.......   232,188     26,720,195            0.3%
    BlackRock, Inc.........................    73,022     21,965,748            0.2%
    Capital One Financial Corp.............   312,923     21,488,422            0.2%
    Citigroup, Inc......................... 1,762,407     85,970,213            0.9%
    Goldman Sachs Group, Inc. (The)........   240,919     38,754,230            0.4%
    JPMorgan Chase & Co.................... 2,206,428    113,719,299            1.1%
    MetLife, Inc...........................   512,756     24,258,486            0.3%
    Morgan Stanley.........................   786,023     22,582,441            0.2%
    U.S. Bancorp...........................   991,278     37,034,146            0.4%
    Wells Fargo & Co....................... 2,946,563    125,788,774            1.3%
    Other Securities.......................            1,343,236,724           13.3%
                                                      --------------          ------
Total Financials...........................            2,010,749,502           20.1%
                                                      --------------          ------
Health Care -- (9.6%)
    Amgen, Inc.............................   259,507     30,102,812            0.3%
*   Express Scripts Holding Co.............   462,397     28,909,060            0.3%
    Johnson & Johnson......................   409,001     37,877,583            0.4%
    Merck & Co., Inc....................... 1,401,705     63,202,878            0.6%
    Pfizer, Inc............................ 3,622,771    111,146,614            1.1%
    UnitedHealth Group, Inc................   548,645     37,450,508            0.4%
    Zoetis, Inc............................   936,170     29,639,142            0.3%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                          SHARES       VALUE+     OF NET ASSETS**
                                                          ------       ------     ---------------
Health Care -- (Continued)
    Other Securities...................................            $  728,069,628            7.3%
                                                                   --------------          ------
Total Health Care......................................             1,066,398,225           10.7%
                                                                   --------------          ------

Industrials -- (12.4%)
    FedEx Corp.........................................    169,074     22,148,694            0.2%
    General Electric Co................................  5,963,501    155,885,916            1.6%
    Union Pacific Corp.................................    261,311     39,562,485            0.4%
    Other Securities...................................             1,151,499,413           11.5%
                                                                   --------------          ------
Total Industrials......................................             1,369,096,508           13.7%
                                                                   --------------          ------

Information Technology -- (12.6%)
    Apple, Inc.........................................    130,247     68,034,520            0.7%
    Cisco Systems, Inc.................................  3,077,086     69,234,435            0.7%
    EMC Corp...........................................  1,056,822     25,437,706            0.3%
*   Google, Inc. Class A...............................     30,564     31,498,647            0.3%
    Hewlett-Packard Co.................................  1,055,382     25,719,659            0.3%
    Intel Corp.........................................  2,859,210     69,850,500            0.7%
    Microsoft Corp.....................................    932,130     32,950,795            0.3%
    Visa, Inc. Class A.................................    196,429     38,631,691            0.4%
    Other Securities...................................             1,029,293,792           10.2%
                                                                   --------------          ------
Total Information Technology...........................             1,390,651,745           13.9%
                                                                   --------------          ------

Materials -- (4.4%)
    Dow Chemical Co. (The).............................    627,320     24,760,320            0.3%
    Other Securities...................................               467,559,113            4.6%
                                                                   --------------          ------
Total Materials........................................               492,319,433            4.9%
                                                                   --------------          ------

Other -- (0.0%)
    Other Securities...................................                        --            0.0%
                                                                   --------------          ------

Telecommunication Services -- (2.3%)
    AT&T, Inc..........................................  3,049,991    110,409,674            1.1%
    Verizon Communications, Inc........................  1,449,236     73,200,910            0.7%
    Other Securities...................................                67,929,375            0.7%
                                                                   --------------          ------
Total Telecommunication Services.......................               251,539,959            2.5%
                                                                   --------------          ------

Utilities -- (1.9%)
    Other Securities...................................               210,671,606            2.1%
                                                                   --------------          ------
TOTAL COMMON STOCKS....................................             9,966,323,398           99.8%
                                                                   --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................................                        --            0.0%
                                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                   358,381            0.0%
                                                                   --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional Liquid Reserves, 0.073%. 33,428,910     33,428,910            0.3%
                                                                   --------------          ------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                         SHARES/
                                          FACE                       PERCENTAGE
                                         AMOUNT        VALUE+      OF NET ASSETS**
                                         -------       ------      ---------------
                                          (000)
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@   DFA Short Term Investment Fund.. 91,671,614 $ 1,060,640,572           10.6%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,891,276,455)..............              $11,060,751,261          110.7%
                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $1,414,873,767             --   --    $ 1,414,873,767
  Consumer Staples............    602,967,107             --   --        602,967,107
  Energy......................  1,157,055,546             --   --      1,157,055,546
  Financials..................  2,010,745,188 $        4,314   --      2,010,749,502
  Health Care.................  1,066,360,782         37,443   --      1,066,398,225
  Industrials.................  1,369,054,287         42,221   --      1,369,096,508
  Information Technology......  1,390,651,745             --   --      1,390,651,745
  Materials...................    492,319,433             --   --        492,319,433
  Other.......................             --             --   --                 --
  Telecommunication Services..    251,539,959             --   --        251,539,959
  Utilities...................    210,671,606             --   --        210,671,606
Preferred Stocks
  Other.......................             --             --   --                 --
Rights/Warrants...............             --        358,381   --            358,381
Temporary Cash Investments....     33,428,910             --   --         33,428,910
Securities Lending Collateral.             --  1,060,640,572   --      1,060,640,572
                               -------------- --------------   --    ---------------
TOTAL......................... $9,999,668,330 $1,061,082,931   --    $11,060,751,261
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                              ------       ------     ---------------
COMMON STOCKS -- (88.1%)
Consumer Discretionary -- (13.2%)
    CBS Corp. Class B.......................    99,468 $    5,882,537            0.2%
    Comcast Corp. Class A...................   336,814     16,025,610            0.6%
#   GameStop Corp. Class A..................   124,160      6,806,451            0.2%
*   Jarden Corp.............................   117,655      6,513,381            0.2%
*   Liberty Interactive Corp. Class A.......   268,740      7,245,230            0.3%
    Time Warner, Inc........................    97,900      6,729,646            0.2%
    Walt Disney Co. (The)...................   118,253      8,110,973            0.3%
    Other Securities........................              376,574,031           13.0%
                                                       --------------          ------
Total Consumer Discretionary................              433,887,859           15.0%
                                                       --------------          ------
Consumer Staples -- (4.4%)
    Bunge, Ltd..............................    80,340      6,598,324            0.2%
    CVS Caremark Corp.......................   113,204      7,048,081            0.3%
    Mondelez International, Inc. Class A....   260,500      8,763,220            0.3%
    Procter & Gamble Co. (The)..............   105,525      8,521,144            0.3%
    Other Securities........................              115,048,524            4.0%
                                                       --------------          ------
Total Consumer Staples......................              145,979,293            5.1%
                                                       --------------          ------
Energy -- (10.2%)
    Anadarko Petroleum Corp.................    76,836      7,321,702            0.3%
#   Chesapeake Energy Corp..................   371,242     10,379,926            0.4%
    Chevron Corp............................   239,958     28,785,362            1.0%
    ConocoPhillips..........................   188,785     13,837,941            0.5%
    Exxon Mobil Corp........................   250,318     22,433,499            0.8%
    Murphy Oil Corp.........................   107,339      6,474,689            0.2%
    Occidental Petroleum Corp...............   111,234     10,687,363            0.4%
    Tesoro Corp.............................   131,157      6,412,266            0.2%
*   Weatherford International, Ltd..........   429,641      7,063,298            0.3%
    Other Securities........................              219,997,212            7.4%
                                                       --------------          ------
Total Energy................................              333,393,258           11.5%
                                                       --------------          ------
Financials -- (21.6%)
    American Financial Group, Inc...........   125,705      7,072,163            0.3%
    American International Group, Inc.......   128,798      6,652,417            0.2%
    Ameriprise Financial, Inc...............    68,100      6,846,774            0.2%
    Bank of America Corp.................... 1,445,171     20,174,587            0.7%
    Citigroup, Inc..........................   403,956     19,704,974            0.7%
    Goldman Sachs Group, Inc. (The).........    47,945      7,712,433            0.3%
    Hartford Financial Services Group, Inc..   219,658      7,402,475            0.3%
    Invesco, Ltd............................   186,136      6,282,090            0.2%
    JPMorgan Chase & Co.....................   570,669     29,412,280            1.0%
    KeyCorp.................................   499,016      6,252,670            0.2%
    Lincoln National Corp...................   152,570      6,928,204            0.3%
    MetLife, Inc............................   141,103      6,675,583            0.2%
    Principal Financial Group, Inc..........   157,281      7,464,556            0.3%
    Regions Financial Corp..................   681,506      6,562,903            0.2%
    Wells Fargo & Co........................   634,567     27,089,665            0.9%
    Other Securities........................              535,707,873           18.5%
                                                       --------------          ------
Total Financials............................              707,941,647           24.5%
                                                       --------------          ------
Health Care -- (7.2%)
*   Boston Scientific Corp..................   767,057      8,966,896            0.3%
    Merck & Co., Inc........................   149,737      6,751,641            0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Health Care -- (Continued)
      Omnicare, Inc......................................    109,511 $    6,039,532            0.2%
      Pfizer, Inc........................................    427,541     13,116,958            0.5%
      Other Securities...................................               201,362,265            7.0%
                                                                     --------------          ------
Total Health Care........................................               236,237,292            8.2%
                                                                     --------------          ------
Industrials -- (12.2%)
      General Electric Co................................    856,705     22,394,269            0.8%
      Southwest Airlines Co..............................    417,610      7,191,244            0.3%
      Other Securities...................................               370,909,900           12.7%
                                                                     --------------          ------
Total Industrials........................................               400,495,413           13.8%
                                                                     --------------          ------
Information Technology -- (11.2%)
      Fidelity National Information Services, Inc........    150,228      7,323,615            0.3%
      IAC/InterActiveCorp................................    115,491      6,166,065            0.2%
      Intel Corp.........................................    277,316      6,774,830            0.3%
*     Micron Technology, Inc.............................    569,578     10,070,139            0.4%
      Visa, Inc. Class A.................................     37,703      7,415,049            0.3%
      Western Digital Corp...............................    122,881      8,556,204            0.3%
      Xerox Corp.........................................    731,469      7,270,802            0.3%
      Other Securities...................................               313,334,785           10.6%
                                                                     --------------          ------
Total Information Technology.............................               366,911,489           12.7%
                                                                     --------------          ------
Materials -- (5.3%)
      Other Securities...................................               173,155,795            6.0%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.7%)
      AT&T, Inc..........................................    570,322     20,645,656            0.7%
      Verizon Communications, Inc........................    219,736     11,098,865            0.4%
      Other Securities...................................                23,940,444            0.8%
                                                                     --------------          ------
Total Telecommunication Services.........................                55,684,965            1.9%
                                                                     --------------          ------
Utilities -- (1.1%)
      Other Securities...................................                35,464,567            1.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             2,889,151,578           99.9%
                                                                     --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    81,076            0.0%
                                                                     --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.073%.  6,584,203      6,584,203            0.2%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund..................... 33,037,634    382,245,421           13.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,350,309,267)................................              $3,278,062,278          113.3%
                                                                     ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  433,887,859           --   --    $  433,887,859
  Consumer Staples............    145,979,293           --   --       145,979,293
  Energy......................    333,393,258           --   --       333,393,258
  Financials..................    707,939,630 $      2,017   --       707,941,647
  Health Care.................    236,209,992       27,300   --       236,237,292
  Industrials.................    400,463,577       31,836   --       400,495,413
  Information Technology......    366,911,489           --   --       366,911,489
  Materials...................    173,155,795           --   --       173,155,795
  Other.......................             --           --   --                --
  Telecommunication Services..     55,684,965           --   --        55,684,965
  Utilities...................     35,464,567           --   --        35,464,567
Rights/Warrants...............             --       81,076   --            81,076
Temporary Cash Investments....      6,584,203           --   --         6,584,203
Securities Lending Collateral.             --  382,245,421   --       382,245,421
                               -------------- ------------   --    --------------
TOTAL......................... $2,895,674,628 $382,387,650   --    $3,278,062,278
                               ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                     ------       ------     ---------------
COMMON STOCKS -- (80.9%)
Consumer Discretionary -- (15.2%)
#*  Bally Technologies, Inc........................   235,969 $   17,258,773            0.2%
#*  Buffalo Wild Wings, Inc........................   118,248     16,859,800            0.2%
#*  Cabela's, Inc..................................   277,885     16,484,138            0.2%
#   Cheesecake Factory, Inc. (The).................   366,132     17,299,737            0.2%
#   Cracker Barrel Old Country Store, Inc..........   141,046     15,496,724            0.2%
#*  Lumber Liquidators Holdings, Inc...............   150,634     17,200,896            0.2%
*   Steven Madden, Ltd.............................   421,193     15,449,359            0.2%
*   Tenneco, Inc...................................   308,939     16,395,393            0.2%
#   Thor Industries, Inc...........................   274,686     15,934,535            0.2%
    Other Securities...............................            1,245,925,653           16.9%
                                                              --------------          ------
Total Consumer Discretionary.......................            1,394,305,008           18.7%
                                                              --------------          ------
Consumer Staples -- (3.6%)
#   Casey's General Stores, Inc....................   217,078     15,820,645            0.2%
#*  Darling International, Inc.....................   756,402     17,601,474            0.2%
*   TreeHouse Foods, Inc...........................   217,722     15,950,314            0.2%
    Other Securities...............................              279,898,889            3.8%
                                                              --------------          ------
Total Consumer Staples.............................              329,271,322            4.4%
                                                              --------------          ------
Energy -- (4.2%)
    Bristow Group, Inc.............................   199,091     16,020,853            0.2%
    SemGroup Corp. Class A.........................   262,775     15,868,982            0.2%
    Other Securities...............................              355,886,047            4.8%
                                                              --------------          ------
Total Energy.......................................              387,775,882            5.2%
                                                              --------------          ------
Financials -- (13.6%)
*   Altisource Portfolio Solutions SA..............   119,358     18,772,626            0.3%
#   Bank of Hawaii Corp............................   279,070     16,180,479            0.2%
    CNO Financial Group, Inc.......................   978,475     15,244,640            0.2%
#   TCF Financial Corp............................. 1,012,331     15,367,185            0.2%
    Webster Financial Corp.........................   569,447     15,881,877            0.2%
    Other Securities...............................            1,163,975,751           15.6%
                                                              --------------          ------
Total Financials...................................            1,245,422,558           16.7%
                                                              --------------          ------
Health Care -- (7.8%)
#*  Align Technology, Inc..........................   286,722     16,360,357            0.2%
*   Charles River Laboratories International, Inc..   314,552     15,479,104            0.2%
#   Hill-Rom Holdings, Inc.........................   371,392     15,334,776            0.2%
#   Owens & Minor, Inc.............................   404,519     15,137,101            0.2%
*   Thoratec Corp..................................   353,463     15,266,067            0.2%
#*  VCA Antech, Inc................................   578,974     16,471,810            0.2%
#*  ViroPharma, Inc................................   389,274     15,111,617            0.2%
#   West Pharmaceutical Services, Inc..............   351,188     16,979,940            0.2%
    Other Securities...............................              586,139,980            8.0%
                                                              --------------          ------
Total Health Care..................................              712,280,752            9.6%
                                                              --------------          ------
Industrials -- (14.7%)
#   Actuant Corp. Class A..........................   410,545     15,420,070            0.2%
    Alliant Techsystems, Inc.......................   169,067     18,406,324            0.3%
*   Avis Budget Group, Inc.........................   493,987     15,476,613            0.2%
    Belden, Inc....................................   250,180     16,827,107            0.2%
#*  Chart Industries, Inc..........................   150,375     16,160,801            0.2%
    Con-way, Inc...................................   380,220     15,665,064            0.2%
#*  DigitalGlobe, Inc..............................   493,255     15,695,374            0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                          SHARES        VALUE+     OF NET ASSETS**
                                                          ------        ------     ---------------
Industrials -- (Continued)
    EnerSys, Inc.......................................     269,950 $   17,911,183            0.2%
    Huntington Ingalls Industries, Inc.................     227,971     16,311,325            0.2%
#*  MasTec, Inc........................................     498,398     15,933,784            0.2%
#*  Middleby Corp......................................      75,298     17,141,590            0.2%
*   Spirit Airlines, Inc...............................     478,914     20,665,139            0.3%
    Other Securities...................................              1,149,286,508           15.5%
                                                                    --------------          ------
Total Industrials......................................              1,350,900,882           18.1%
                                                                    --------------          ------
Information Technology -- (14.5%)
*   Acxiom Corp........................................     457,131     15,190,463            0.2%
*   Anixter International, Inc.........................     180,205     15,405,725            0.2%
    FEI Co.............................................     177,398     15,802,614            0.2%
#   j2 Global, Inc.....................................     290,465     15,969,766            0.2%
#   Lexmark International, Inc. Class A................     428,784     15,243,271            0.2%
*   Tyler Technologies, Inc............................     169,807     16,422,035            0.2%
    Other Securities...................................              1,240,890,031           16.7%
                                                                    --------------          ------
Total Information Technology...........................              1,334,923,905           17.9%
                                                                    --------------          ------
Materials -- (4.2%)
    KapStone Paper and Packaging Corp..................     298,292     15,499,252            0.2%
    PolyOne Corp.......................................     529,913     16,056,364            0.2%
    Sensient Technologies Corp.........................     295,289     15,393,416            0.2%
    Worthington Industries, Inc........................     429,704     17,420,200            0.2%
    Other Securities...................................                318,790,671            4.4%
                                                                    --------------          ------
Total Materials........................................                383,159,903            5.2%
                                                                    --------------          ------
Other -- (0.0%)
    Other Securities...................................                      7,948            0.0%
                                                                    --------------          ------
Real Estate Investment Trusts -- (0.1%)
    Other Securities...................................                 12,527,068            0.2%
                                                                    --------------          ------
Telecommunication Services -- (0.5%)
    Other Securities...................................                 41,745,835            0.6%
                                                                    --------------          ------
Utilities -- (2.5%)
    IDACORP, Inc.......................................     295,434     15,244,395            0.2%
    Other Securities...................................                218,894,473            2.9%
                                                                    --------------          ------
Total Utilities........................................                234,138,868            3.1%
                                                                    --------------          ------
TOTAL COMMON STOCKS....................................              7,426,459,931           99.7%
                                                                    --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................................                         --            0.0%
                                                                    --------------          ------
RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                    135,084            0.0%
                                                                    --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional Liquid Reserves, 0.073%.  36,842,908     36,842,908            0.5%
                                                                    --------------          ------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                          -------
                                                           (000)
SECURITIES LENDING COLLATERAL -- (18.7%)
    (S)@ DFA Short Term Investment Fund................ 148,525,546  1,718,440,570           23.1%
                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,979,243,022)..............................               $9,181,878,493          123.3%
                                                                    ==============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary........ $1,394,305,008             --   --    $1,394,305,008
  Consumer Staples..............    329,271,322             --   --       329,271,322
  Energy........................    387,775,882             --   --       387,775,882
  Financials....................  1,245,407,500 $       15,058   --     1,245,422,558
  Health Care...................    712,185,705         95,047   --       712,280,752
  Industrials...................  1,350,590,743        310,139   --     1,350,900,882
  Information Technology........  1,334,923,905             --   --     1,334,923,905
  Materials.....................    383,159,903             --   --       383,159,903
  Other.........................             --          7,948   --             7,948
  Real Estate Investment Trusts.     12,527,068             --   --        12,527,068
  Telecommunication Services....     41,745,835             --   --        41,745,835
  Utilities.....................    234,138,868             --   --       234,138,868
Preferred Stocks
  Other.........................             --             --   --                --
Rights/Warrants.................             --        135,084   --           135,084
Temporary Cash Investments......     36,842,908             --   --        36,842,908
Securities Lending Collateral...             --  1,718,440,570   --     1,718,440,570
                                 -------------- --------------   --    --------------
TOTAL........................... $7,462,874,647 $1,719,003,846   --    $9,181,878,493
                                 ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (84.7%)
Consumer Discretionary -- (16.4%)
*   Asbury Automotive Group, Inc...........   297,023 $   14,271,955            0.3%
    Belo Corp. Class A.....................   858,259     11,783,896            0.3%
#*  Conn's, Inc............................   306,457     18,522,261            0.4%
#   Dorman Products, Inc...................   311,758     15,154,556            0.3%
    Finish Line, Inc. (The) Class A........   451,112     11,295,844            0.2%
#*  Grand Canyon Education, Inc............   367,324     17,363,405            0.4%
#*  Krispy Kreme Doughnuts, Inc............   624,760     15,156,678            0.3%
    La-Z-Boy, Inc..........................   533,688     12,317,519            0.3%
    Lithia Motors, Inc. Class A............   188,702     11,859,921            0.3%
#*  Lumber Liquidators Holdings, Inc.......   109,921     12,551,879            0.3%
#   Papa John's International, Inc.........   207,021     15,665,279            0.3%
#*  Pinnacle Entertainment, Inc............   540,950     12,658,230            0.3%
#*  Quiksilver, Inc........................ 1,457,888     12,129,628            0.3%
#*  Red Robin Gourmet Burgers, Inc.........   144,159     10,982,033            0.2%
*   Scientific Games Corp. Class A.........   650,894     11,898,342            0.3%
#   Sinclair Broadcast Group, Inc. Class A.   401,740     12,879,784            0.3%
#   Sturm Ruger & Co., Inc.................   185,803     12,153,374            0.3%
    Other Securities.......................              676,038,503           14.2%
                                                      --------------           -----
Total Consumer Discretionary...............              904,683,087           19.3%
                                                      --------------           -----
Consumer Staples -- (3.7%)
    Andersons, Inc. (The)..................   165,272     12,259,877            0.3%
#   J&J Snack Foods Corp...................   176,874     15,135,108            0.3%
*   Prestige Brands Holdings, Inc..........   356,410     11,130,684            0.2%
#*  Susser Holdings Corp...................   220,255     12,078,784            0.3%
    Other Securities.......................              152,476,392            3.2%
                                                      --------------           -----
Total Consumer Staples.....................              203,080,845            4.3%
                                                      --------------           -----
Energy -- (4.4%)
    Crosstex Energy, Inc...................   478,837     14,695,508            0.3%
#*  Rex Energy Corp........................   559,372     12,026,498            0.3%
    Other Securities.......................              215,434,478            4.6%
                                                      --------------           -----
Total Energy...............................              242,156,484            5.2%
                                                      --------------           -----
Financials -- (14.8%)
#*  Encore Capital Group, Inc..............   260,253     12,713,359            0.3%
    FBL Financial Group, Inc. Class A......   271,726     12,157,021            0.3%
#   Home BancShares, Inc...................   359,132     12,167,392            0.3%
    Horace Mann Educators Corp.............   423,287     11,725,050            0.3%
*   Western Alliance Bancorp...............   615,654     13,021,082            0.3%
#*  World Acceptance Corp..................   153,471     15,979,401            0.3%
    Other Securities.......................              740,587,825           15.6%
                                                      --------------           -----
Total Financials...........................              818,351,130           17.4%
                                                      --------------           -----
Health Care -- (8.0%)
*   Amsurg Corp............................   287,682     12,338,681            0.3%
    Analogic Corp..........................   123,960     11,432,831            0.3%
*   Corvel Corp............................   270,276     11,243,482            0.2%
#*  Hanger, Inc............................   311,307     11,424,967            0.2%
*   Medidata Solutions, Inc................   116,683     12,871,302            0.3%
*   NuVasive, Inc..........................   346,328     11,006,304            0.2%
    Other Securities.......................              371,022,710            7.9%
                                                      --------------           -----
Total Health Care..........................              441,340,277            9.4%
                                                      --------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Industrials -- (15.0%)
#     AAON, Inc..........................................    410,994 $   11,100,948            0.2%
#*    EnPro Industries, Inc..............................    198,137     11,822,835            0.3%
      Mueller Water Products, Inc. Class A...............  1,458,942     12,503,133            0.3%
      Other Securities...................................               796,876,867           16.9%
                                                                     --------------          ------
Total Industrials........................................               832,303,783           17.7%
                                                                     --------------          ------
Information Technology -- (15.0%)
*     Electronics for Imaging, Inc.......................    383,228     13,148,553            0.3%
#     Heartland Payment Systems, Inc.....................    334,773     13,541,568            0.3%
*     iGATE Corp.........................................    533,687     16,992,594            0.4%
*     Integrated Device Technology, Inc..................  1,226,260     13,047,406            0.3%
*     Manhattan Associates, Inc..........................    199,341     21,231,810            0.5%
      NIC, Inc...........................................    456,902     11,248,927            0.2%
#*    SunEdison, Inc.....................................  1,431,312     13,311,202            0.3%
#*    Tyler Technologies, Inc............................    216,321     20,920,404            0.5%
#*    Unisys Corp........................................    418,812     11,035,696            0.2%
      Other Securities...................................               697,874,426           14.7%
                                                                     --------------          ------
Total Information Technology.............................               832,352,586           17.7%
                                                                     --------------          ------
Materials -- (5.1%)
#     Balchem Corp.......................................    210,062     12,028,150            0.3%
      KapStone Paper and Packaging Corp..................    331,563     17,228,013            0.4%
      Other Securities...................................               251,104,753            5.3%
                                                                     --------------          ------
Total Materials..........................................               280,360,916            6.0%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                    58,742            0.0%
                                                                     --------------          ------
Telecommunication Services -- (0.9%)
      Other Securities...................................                51,451,236            1.1%
                                                                     --------------          ------
Utilities -- (1.4%)
#     MGE Energy, Inc....................................    194,367     10,944,806            0.2%
      Other Securities...................................                66,128,649            1.4%
                                                                     --------------          ------
Total Utilities..........................................                77,073,455            1.6%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,683,212,541           99.7%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   210,244            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.073%. 12,694,109     12,694,109            0.3%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@  DFA Short Term Investment Fund..................... 72,160,431    834,896,185           17.8%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,910,422,847)................................              $5,531,013,079          117.8%
                                                                     ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  904,683,087           --   --    $  904,683,087
  Consumer Staples............    203,080,845           --   --       203,080,845
  Energy......................    242,156,484           --   --       242,156,484
  Financials..................    818,331,155 $     19,975   --       818,351,130
  Health Care.................    441,203,823      136,454   --       441,340,277
  Industrials.................    832,031,098      272,685   --       832,303,783
  Information Technology......    832,352,586           --   --       832,352,586
  Materials...................    280,360,916           --   --       280,360,916
  Other.......................             --       58,742   --            58,742
  Telecommunication Services..     51,451,236           --   --        51,451,236
  Utilities...................     77,073,455           --   --        77,073,455
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --      210,244   --           210,244
Temporary Cash Investments....     12,694,109           --   --        12,694,109
Securities Lending Collateral.             --  834,896,185   --       834,896,185
                               -------------- ------------   --    --------------
TOTAL......................... $4,695,418,794 $835,594,285   --    $5,531,013,079
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS**
                                                    ------       ------     ---------------
COMMON STOCKS -- (90.1%)
Real Estate Investment Trusts -- (90.1%)
    Alexandria Real Estate Equities, Inc..........   695,800 $   45,769,724            1.0%
    American Campus Communities, Inc.............. 1,021,570     35,305,459            0.8%
    Apartment Investment & Management Co. Class A. 1,422,561     39,803,257            0.8%
    AvalonBay Communities, Inc.................... 1,187,772    148,530,889            3.2%
    BioMed Realty Trust, Inc...................... 1,873,201     37,314,164            0.8%
#   Boston Properties, Inc........................ 1,469,768    152,120,988            3.2%
#   BRE Properties, Inc...........................   748,334     40,866,520            0.9%
#   Camden Property Trust.........................   813,176     52,205,899            1.1%
#   CBL & Associates Properties, Inc.............. 1,573,700     31,174,997            0.7%
    DCT Industrial Trust, Inc..................... 3,084,629     23,905,875            0.5%
#   DDR Corp...................................... 2,687,030     45,545,158            1.0%
#   Digital Realty Trust, Inc..................... 1,252,136     59,676,802            1.3%
    Douglas Emmett, Inc........................... 1,306,857     32,579,945            0.7%
#   Duke Realty Corp.............................. 3,169,047     52,511,109            1.1%
    EPR Properties................................   459,789     23,619,361            0.5%
    Equity Lifestyle Properties, Inc..............   767,442     29,155,122            0.6%
    Equity Residential............................ 3,311,495    173,389,878            3.7%
#   Essex Property Trust, Inc.....................   361,408     58,186,688            1.2%
    Extra Space Storage, Inc...................... 1,019,883     46,904,419            1.0%
    Federal Realty Investment Trust...............   634,951     65,780,924            1.4%
#   General Growth Properties, Inc................ 4,695,708     99,689,881            2.1%
    HCP, Inc...................................... 4,408,569    182,955,613            3.9%
#   Health Care REIT, Inc......................... 2,764,928    179,305,581            3.8%
#   Highwoods Properties, Inc.....................   861,200     33,242,320            0.7%
#   Home Properties, Inc..........................   540,171     32,577,713            0.7%
    Hospitality Properties Trust.................. 1,362,466     40,029,251            0.9%
#   Host Hotels & Resorts, Inc.................... 7,174,023    133,078,127            2.8%
    Kilroy Realty Corp............................   737,362     39,198,164            0.8%
    Kimco Realty Corp............................. 3,993,958     85,790,218            1.8%
    LaSalle Hotel Properties......................   914,451     28,393,703            0.6%
    Liberty Property Trust........................ 1,234,123     45,897,034            1.0%
#   Macerich Co. (The)............................ 1,365,999     80,880,801            1.7%
#   Mid-America Apartment Communities, Inc........   673,731     44,735,738            1.0%
#   National Retail Properties, Inc............... 1,179,889     40,588,182            0.9%
#   Omega Healthcare Investors, Inc............... 1,113,809     37,023,011            0.8%
    Piedmont Office Realty Trust, Inc. Class A.... 1,593,397     29,445,977            0.6%
    Post Properties, Inc..........................   526,602     24,086,775            0.5%
    Prologis, Inc................................. 4,760,982    190,201,231            4.1%
    Public Storage................................ 1,371,481    228,996,183            4.9%
#   Realty Income Corp............................ 1,888,595     78,659,982            1.7%
#   Regency Centers Corp..........................   890,192     45,987,319            1.0%
#   Senior Housing Properties Trust............... 1,809,267     44,580,339            1.0%
    Simon Property Group, Inc..................... 2,902,908    448,644,431            9.6%
#   SL Green Realty Corp..........................   882,170     83,426,817            1.8%
#   Tanger Factory Outlet Centers.................   896,460     31,241,631            0.7%
    Taubman Centers, Inc..........................   606,482     39,900,451            0.9%
#   UDR, Inc...................................... 2,381,995     59,097,296            1.3%
    Ventas, Inc................................... 2,812,708    183,501,070            3.9%
#   Vornado Realty Trust.......................... 1,600,928    142,578,648            3.0%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Real Estate Investment Trusts -- (Continued)
#     Weingarten Realty Investors........................  1,100,402 $   34,915,755            0.7%
      Other Securities...................................               687,421,830           14.7%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,650,418,250           99.4%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.073%. 14,133,145 $   14,133,145            0.3%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund..................... 43,040,993    497,984,294           10.7%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,829,858,283)................................              $5,162,535,689          110.4%
                                                                     ==============          ======

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  Real Estate Investment Trusts. $4,650,418,250           --   --    $4,650,418,250
Temporary Cash Investments......     14,133,145           --   --        14,133,145
Securities Lending Collateral...             -- $497,984,294   --       497,984,294
                                 -------------- ------------   --    --------------
TOTAL........................... $4,664,551,395 $497,984,294   --    $5,162,535,689
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------    -------    ---------------
COMMON STOCKS -- (91.6%)
AUSTRALIA -- (6.7%)
    Australia & New Zealand Banking Group, Ltd.. 528,683 $ 16,918,041            0.6%
    BHP Billiton, Ltd........................... 460,036   16,263,826            0.6%
    Commonwealth Bank of Australia.............. 294,908   21,234,117            0.8%
    National Australia Bank, Ltd................ 468,608   15,661,273            0.6%
    Westpac Banking Corp........................ 511,050   16,592,333            0.6%
    Other Securities............................          113,841,998            4.1%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          200,511,588            7.3%
                                                         ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................            7,474,217            0.3%
                                                         ------------            ----

BELGIUM -- (1.0%)
    Anheuser-Busch InBev NV..................... 120,883   12,531,168            0.5%
    Other Securities............................           16,642,740            0.6%
                                                         ------------            ----
TOTAL BELGIUM...................................           29,173,908            1.1%
                                                         ------------            ----

CANADA -- (8.7%)
    Bank of Nova Scotia......................... 196,436   11,942,721            0.4%
#   Royal Bank of Canada........................ 243,989   16,385,278            0.6%
#   Suncor Energy, Inc.......................... 279,079   10,141,757            0.4%
#   Toronto-Dominion Bank (The)................. 160,784   14,748,364            0.5%
    Other Securities............................          206,333,950            7.5%
                                                         ------------            ----
TOTAL CANADA....................................          259,552,070            9.4%
                                                         ------------            ----

DENMARK -- (1.1%)
    Other Securities............................           31,731,194            1.2%
                                                         ------------            ----

FINLAND -- (0.8%)
    Other Securities............................           23,527,291            0.9%
                                                         ------------            ----

FRANCE -- (8.2%)
    BNP Paribas SA.............................. 204,665   15,098,779            0.6%
    Sanofi...................................... 180,968   19,295,374            0.7%
    Total SA.................................... 261,686   16,055,204            0.6%
#   Total SA Sponsored ADR...................... 157,489    9,635,177            0.4%
    Other Securities............................          185,367,852            6.6%
                                                         ------------            ----
TOTAL FRANCE....................................          245,452,386            8.9%
                                                         ------------            ----

GERMANY -- (7.0%)
    Allianz SE..................................  67,247   11,290,927            0.4%
    BASF SE..................................... 164,609   17,088,800            0.6%
    Bayer AG.................................... 118,085   14,648,707            0.5%
    Daimler AG.................................. 185,463   15,184,741            0.6%
    SAP AG...................................... 136,242   10,661,226            0.4%
    Siemens AG..................................  87,275   11,153,059            0.4%
    Other Securities............................          129,286,200            4.7%
                                                         ------------            ----
TOTAL GERMANY...................................          209,313,660            7.6%
                                                         ------------            ----

GREECE -- (0.0%)
    Other Securities............................              793,969            0.0%
                                                         ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                               ------     -------    ---------------

HONG KONG -- (2.5%)
    AIA Group, Ltd........................... 2,150,000 $ 10,917,334            0.4%
    Other Securities.........................             63,345,322            2.3%
                                                        ------------           -----
TOTAL HONG KONG..............................             74,262,656            2.7%
                                                        ------------           -----

IRELAND -- (0.3%)
    Other Securities.........................              8,690,808            0.3%
                                                        ------------           -----

ISRAEL -- (0.4%)
    Other Securities.........................             11,269,348            0.4%
                                                        ------------           -----

ITALY -- (1.8%)
    Other Securities.........................             55,229,204            2.0%
                                                        ------------           -----

JAPAN -- (17.6%)
#   Mitsubishi UFJ Financial Group, Inc. ADR. 1,455,897    9,317,741            0.4%
#   Softbank Corp............................   179,200   13,382,451            0.5%
    Sumitomo Mitsui Financial Group, Inc.....   261,540   12,641,764            0.5%
    Toyota Motor Corp........................   324,100   21,014,052            0.8%
#   Toyota Motor Corp. Sponsored ADR.........    94,713   12,257,756            0.5%
    Other Securities.........................            458,623,170           16.4%
                                                        ------------           -----
TOTAL JAPAN..................................            527,236,934           19.1%
                                                        ------------           -----

NETHERLANDS -- (2.1%)
    Unilever NV..............................   242,733    9,623,254            0.3%
    Other Securities.........................             53,835,902            2.0%
                                                        ------------           -----
TOTAL NETHERLANDS............................             63,459,156            2.3%
                                                        ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities.........................              2,790,304            0.1%
                                                        ------------           -----

NORWAY -- (0.9%)
    Other Securities.........................             25,978,042            0.9%
                                                        ------------           -----

PORTUGAL -- (0.1%)
    Other Securities.........................              4,158,396            0.2%
                                                        ------------           -----

SINGAPORE -- (1.2%)
    Other Securities.........................             36,936,063            1.3%
                                                        ------------           -----

SPAIN -- (2.8%)
    Banco Santander SA....................... 1,225,631   10,865,540            0.4%
    Other Securities.........................             72,329,930            2.6%
                                                        ------------           -----
TOTAL SPAIN..................................             83,195,470            3.0%
                                                        ------------           -----

SWEDEN -- (2.6%)
    Other Securities.........................             77,665,677            2.8%
                                                        ------------           -----

SWITZERLAND -- (7.5%)
    Cie Financiere Richemont SA..............    97,651    9,984,783            0.4%
    Nestle SA................................   605,460   43,704,470            1.6%
    Novartis AG..............................   288,619   22,403,348            0.8%
    Novartis AG ADR..........................   164,130   12,728,282            0.5%
    Roche Holding AG.........................   127,069   35,139,075            1.3%
    UBS AG...................................   640,816   12,394,061            0.5%
    Other Securities.........................             88,296,444            3.1%
                                                        ------------           -----
TOTAL SWITZERLAND............................            224,650,463            8.2%
                                                        ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                        SHARES       VALUE++     OF NET ASSETS**
                                                                        ------       -------     ---------------

UNITED KINGDOM -- (18.0%)
#     Barclays P.L.C. Sponsored ADR..................................     548,981 $    9,228,371            0.3%
      BG Group P.L.C.................................................     604,431     12,330,190            0.5%
      BP P.L.C. Sponsored ADR........................................     563,945     26,223,442            1.0%
      British American Tobacco P.L.C.................................     285,586     15,756,419            0.6%
      Diageo P.L.C. Sponsored ADR....................................      78,259      9,985,066            0.4%
      GlaxoSmithKline P.L.C..........................................     528,451     13,931,212            0.5%
      GlaxoSmithKline P.L.C. Sponsored ADR...........................     204,043     10,738,783            0.4%
      HSBC Holdings P.L.C............................................   1,638,724     17,962,609            0.7%
      HSBC Holdings P.L.C. Sponsored ADR.............................     437,209     24,063,982            0.9%
      Reckitt Benckiser Group P.L.C..................................     119,067      9,258,539            0.3%
      Royal Dutch Shell P.L.C. ADR...................................     392,289     27,271,931            1.0%
      SABMiller P.L.C................................................     177,232      9,241,009            0.3%
      Standard Chartered P.L.C.......................................     439,931     10,562,736            0.4%
      Tesco P.L.C....................................................   1,584,008      9,239,736            0.3%
      Vodafone Group P.L.C...........................................   3,370,096     12,343,843            0.5%
      Vodafone Group P.L.C. Sponsored ADR............................     614,634     22,630,824            0.8%
      Other Securities...............................................                297,153,404           10.6%
                                                                                  --------------          ------
TOTAL UNITED KINGDOM.................................................                537,922,096           19.5%
                                                                                  --------------          ------
TOTAL COMMON STOCKS..................................................              2,740,974,900           99.5%
                                                                                  --------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities...............................................                  1,799,085            0.1%
                                                                                  --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities...............................................                     48,992            0.0%
                                                                                  --------------          ------
TOTAL PREFERRED STOCKS...............................................                  1,848,077            0.1%
                                                                                  --------------          ------

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
      Other Securities...............................................                          9            0.0%
                                                                                  --------------          ------

HONG KONG -- (0.0%)
      Other Securities...............................................                         --            0.0%
                                                                                  --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................................                    264,592            0.0%
                                                                                  --------------          ------
TOTAL RIGHTS/WARRANTS................................................                    264,601            0.0%
                                                                                  --------------          ------
                                                                        SHARES/
                                                                         FACE
                                                                        AMOUNT       VALUE+
                                                                        -------      ------             -
                                                                         (000)
      SECURITIES LENDING COLLATERAL -- (8.3%)........................
(S)@  DFA Short Term Investment Fund.................................  21,521,175    249,000,000            9.0%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $382,392 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $345,804) to be repurchased at
       $339,025...................................................... $       339 $      339,024            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                249,339,024            9.0%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,354,552,422)............................................               $2,992,426,602          108.6%
                                                                                  ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  7,579,926 $  192,931,662   --    $  200,511,588
  Austria.....................       39,912      7,434,305   --         7,474,217
  Belgium.....................    3,501,712     25,672,196   --        29,173,908
  Canada......................  259,552,070             --   --       259,552,070
  Denmark.....................    3,885,244     27,845,950   --        31,731,194
  Finland.....................    1,725,032     21,802,259   --        23,527,291
  France......................   20,822,557    224,629,829   --       245,452,386
  Germany.....................   31,001,562    178,312,098   --       209,313,660
  Greece......................           --        793,969   --           793,969
  Hong Kong...................    1,002,081     73,260,575   --        74,262,656
  Ireland.....................    2,489,101      6,201,707   --         8,690,808
  Israel......................    5,679,502      5,589,846   --        11,269,348
  Italy.......................    8,130,392     47,098,812   --        55,229,204
  Japan.......................   43,398,542    483,838,392   --       527,236,934
  Netherlands.................    9,144,980     54,314,176   --        63,459,156
  New Zealand.................           --      2,790,304   --         2,790,304
  Norway......................    2,122,512     23,855,530   --        25,978,042
  Portugal....................       91,147      4,067,249   --         4,158,396
  Singapore...................           --     36,936,063   --        36,936,063
  Spain.......................   23,202,999     59,992,471   --        83,195,470
  Sweden......................      720,670     76,945,007   --        77,665,677
  Switzerland.................   24,836,474    199,813,989   --       224,650,463
  United Kingdom..............  185,603,990    352,318,106   --       537,922,096
Preferred Stocks
  Germany.....................           --      1,799,085   --         1,799,085
  United Kingdom..............           --         48,992   --            48,992
Rights/Warrants
  France......................           --              9   --                 9
  Hong Kong...................           --             --   --                --
  Spain.......................           --        264,592   --           264,592
Securities Lending Collateral.           --    249,339,024   --       249,339,024
                               ------------ --------------   --    --------------
TOTAL......................... $634,530,405 $2,357,896,197   --    $2,992,426,602
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
COMMON STOCKS -- (89.7%)
AUSTRALIA -- (5.8%)
    Australia & New Zealand Banking Group, Ltd.. 1,021,663 $ 32,693,574            0.4%
    Commonwealth Bank of Australia..............   291,226   20,969,002            0.2%
    National Australia Bank, Ltd................ 1,341,565   44,836,230            0.5%
    Wesfarmers, Ltd.............................   579,851   23,529,741            0.3%
    Westpac Banking Corp........................   896,764   29,115,366            0.3%
    Other Securities............................            462,209,534            4.8%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            613,353,447            6.5%
                                                           ------------            ----

AUSTRIA -- (0.5%)
    Other Securities............................             50,266,444            0.5%
                                                           ------------            ----

BELGIUM -- (1.1%)
    Other Securities............................            113,946,202            1.2%
                                                           ------------            ----

CANADA -- (7.9%)
#   Royal Bank of Canada........................   326,040   21,895,479            0.2%
#   Suncor Energy, Inc..........................   654,429   23,782,011            0.3%
#   Toronto-Dominion Bank (The).................   350,772   32,175,547            0.4%
    Other Securities............................            747,748,586            7.8%
                                                           ------------            ----
TOTAL CANADA....................................            825,601,623            8.7%
                                                           ------------            ----

CHINA -- (0.0%)
    Other Securities............................                636,480            0.0%
                                                           ------------            ----

COLOMBIA -- (0.0%)
    Other Securities............................                  5,577            0.0%
                                                           ------------            ----

DENMARK -- (1.1%)
    Other Securities............................            120,227,098            1.3%
                                                           ------------            ----

FINLAND -- (1.5%)
    #* Nokia Oyj................................ 3,651,928   27,757,495            0.3%
    Other Securities............................            131,584,399            1.4%
                                                           ------------            ----
TOTAL FINLAND...................................            159,341,894            1.7%
                                                           ------------            ----

FRANCE -- (7.1%)
    BNP Paribas SA..............................   568,069   41,908,229            0.5%
    Cie de St-Gobain............................   446,784   23,451,715            0.3%
    Sanofi......................................   201,598   21,495,009            0.2%
    Sanofi ADR..................................   562,231   30,068,114            0.3%
    Societe Generale SA.........................   443,771   25,068,404            0.3%
    Total SA....................................   351,482   21,564,452            0.2%
    # Total SA Sponsored ADR....................   595,142   36,410,788            0.4%
    Other Securities............................            542,884,779            5.6%
                                                           ------------            ----
TOTAL FRANCE....................................            742,851,490            7.8%
                                                           ------------            ----

GERMANY -- (5.9%)
    Allianz SE..................................   171,092   28,726,742            0.3%
    Daimler AG..................................   469,210   38,416,462            0.4%
    Deutsche Post AG............................   639,180   21,585,987            0.2%
    Muenchener Rueckversicherungs AG............   106,008   22,116,689            0.2%
    # Siemens AG Sponsored ADR..................   200,444   25,658,836            0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                             ------      -------     ---------------
GERMANY -- (Continued)
    Other Securities......................            $  483,963,547            5.1%
                                                      --------------           -----
TOTAL GERMANY.............................               620,468,263            6.5%
                                                      --------------           -----

GREECE -- (0.3%)
    Other Securities......................                27,568,233            0.3%
                                                      --------------           -----

HONG KONG -- (2.4%)
    Other Securities......................               251,199,528            2.6%
                                                      --------------           -----

IRELAND -- (0.5%)
    Other Securities......................                47,557,895            0.5%
                                                      --------------           -----

ISRAEL -- (0.5%)
    Other Securities......................                57,292,967            0.6%
                                                      --------------           -----

ITALY -- (2.2%)
    Other Securities......................               234,965,473            2.5%
                                                      --------------           -----

JAPAN -- (18.4%)
    Mitsubishi UFJ Financial Group, Inc...  5,724,200     36,453,212            0.4%
    Mizuho Financial Group, Inc........... 12,919,560     27,118,957            0.3%
#   Sumitomo Mitsui Financial Group, Inc..    704,570     34,056,003            0.4%
#   Toyota Motor Corp. Sponsored ADR......    360,892     46,706,643            0.5%
    Other Securities......................             1,790,048,090           18.7%
                                                      --------------           -----
TOTAL JAPAN...............................             1,934,382,905           20.3%
                                                      --------------           -----

NETHERLANDS -- (2.5%)
    Other Securities......................               268,159,365            2.8%
                                                      --------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities......................                25,919,358            0.3%
                                                      --------------           -----

NORWAY -- (0.9%)
    Other Securities......................                99,167,065            1.0%
                                                      --------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................                29,533,212            0.3%
                                                      --------------           -----

RUSSIA -- (0.0%)
    Other Securities......................                   289,979            0.0%
                                                      --------------           -----

SINGAPORE -- (1.3%)
    Other Securities......................               131,481,204            1.4%
                                                      --------------           -----

SPAIN -- (2.3%)
    Banco Santander SA....................  3,256,138     28,866,513            0.3%
#   Banco Santander SA Sponsored ADR......  2,364,383     21,066,653            0.2%
    Other Securities......................               190,898,283            2.0%
                                                      --------------           -----
TOTAL SPAIN...............................               240,831,449            2.5%
                                                      --------------           -----

SWEDEN -- (2.8%)
    Nordea Bank AB........................  1,635,765     20,923,901            0.2%
    Other Securities......................               273,453,290            2.9%
                                                      --------------           -----
TOTAL SWEDEN..............................               294,377,191            3.1%
                                                      --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                               ------      -------     ---------------

SWITZERLAND -- (6.4%)
    ABB, Ltd................................  1,199,336 $   30,556,144            0.3%
    Credit Suisse Group AG..................  1,122,531     34,919,631            0.4%
    Nestle SA...............................    587,284     42,392,455            0.5%
#   Novartis AG ADR.........................    818,651     63,486,385            0.7%
    Roche Holding AG........................     81,978     22,669,818            0.3%
    Swiss Re AG.............................    372,384     32,688,839            0.4%
    UBS AG..................................  1,749,489     33,836,974            0.4%
    Zurich Insurance Group AG...............    160,459     44,338,545            0.5%
    Other Securities........................               366,397,186            3.6%
                                                        --------------           -----
TOTAL SWITZERLAND...........................               671,285,977            7.1%
                                                        --------------           -----

UNITED KINGDOM -- (17.8%)
    Anglo American P.L.C....................  1,131,410     26,901,050            0.3%
    AstraZeneca P.L.C. Sponsored ADR........    424,722     22,450,805            0.2%
    Barclays P.L.C. Sponsored ADR...........  2,263,921     38,056,512            0.4%
    BG Group P.L.C..........................  1,429,345     29,158,159            0.3%
    BP P.L.C. Sponsored ADR.................  1,845,938     85,836,114            0.9%
#   HSBC Holdings P.L.C. Sponsored ADR......  1,877,265    103,324,666            1.1%
*   Lloyds Banking Group P.L.C.............. 23,313,762     28,834,377            0.3%
    Prudential P.L.C. ADR...................    651,676     26,692,649            0.3%
#   Rio Tinto P.L.C. Sponsored ADR..........    458,818     23,262,073            0.3%
    Royal Dutch Shell P.L.C. ADR(780259107).  1,430,280     99,433,066            1.1%
    Royal Dutch Shell P.L.C. ADR(780259206).    364,923     24,325,767            0.3%
    Standard Chartered P.L.C................  1,125,564     27,024,772            0.3%
    Tesco P.L.C.............................  5,453,611     31,811,663            0.3%
    Vodafone Group P.L.C. Sponsored ADR.....  2,394,771     88,175,468            0.9%
    Other Securities........................             1,212,613,734           12.7%
                                                        --------------           -----
TOTAL UNITED KINGDOM........................             1,867,900,875           19.7%
                                                        --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                   310,865            0.0%
                                                        --------------           -----
TOTAL COMMON STOCKS.........................             9,428,922,059           99.2%
                                                        --------------           -----

PREFERRED STOCKS -- (0.1%)
FRANCE -- (0.0%)
    Other Securities........................                     5,197            0.0%
                                                        --------------           -----
GERMANY -- (0.1%)
    Other Securities........................                 5,206,955            0.1%
                                                        --------------           -----
UNITED KINGDOM -- (0.0%)
    Other Securities........................                   126,482            0.0%
                                                        --------------           -----
TOTAL PREFERRED STOCKS......................                 5,338,634            0.1%
                                                        --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                        --            0.0%
                                                        --------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                        --            0.0%
                                                        --------------           -----

FRANCE -- (0.0%)
    Other Securities........................                        13            0.0%
                                                        --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                     SHARES        VALUE++     OF NET ASSETS**
                                                                     ------        -------     ---------------

HONG KONG -- (0.0%)
      Other Securities............................................             $            --            0.0%
                                                                               ---------------          ------

ITALY -- (0.0%)
      Other Securities............................................                      11,809            0.0%
                                                                               ---------------          ------

SPAIN -- (0.0%)
      Other Securities............................................                     702,942            0.0%
                                                                               ---------------          ------
TOTAL RIGHTS/WARRANTS.............................................                     714,764            0.0%
                                                                               ---------------          ------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT        VALUE+
                                                                     -------       ------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (10.2%)
(S)@  DFA Short Term Investment Fund..............................  92,912,705   1,075,000,000           11.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $5,584,879 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $5,050,512) to be repurchased at
       $4,951,499................................................. $     4,951       4,951,482            0.1%
                                                                               ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................               1,079,951,482           11.3%
                                                                               ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,059,936,275).........................................               $10,514,926,939          110.6%
                                                                               ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $   26,885,569 $  586,467,878   --    $   613,353,447
  Austria.....................         69,846     50,196,598   --         50,266,444
  Belgium.....................     11,058,577    102,887,625   --        113,946,202
  Canada......................    825,577,170         24,453   --        825,601,623
  China.......................         40,881        595,599   --            636,480
  Colombia....................          5,577             --   --              5,577
  Denmark.....................      4,247,252    115,979,846   --        120,227,098
  Finland.....................      3,875,723    155,466,171   --        159,341,894
  France......................    103,088,833    639,762,657   --        742,851,490
  Germany.....................     85,519,236    534,949,027   --        620,468,263
  Greece......................        770,734     26,797,499   --         27,568,233
  Hong Kong...................        997,646    250,201,882   --        251,199,528
  Ireland.....................     14,908,209     32,649,686   --         47,557,895
  Israel......................     13,909,511     43,383,456   --         57,292,967
  Italy.......................     22,099,821    212,865,652   --        234,965,473
  Japan.......................    121,410,252  1,812,972,653   --      1,934,382,905
  Netherlands.................     45,818,932    222,340,433   --        268,159,365
  New Zealand.................        113,994     25,805,364   --         25,919,358
  Norway......................     10,556,193     88,610,872   --         99,167,065
  Portugal....................        265,178     29,268,034   --         29,533,212
  Russia......................             --        289,979   --            289,979
  Singapore...................          1,996    131,479,208   --        131,481,204
  Spain.......................     43,141,304    197,690,145   --        240,831,449
  Sweden......................      8,713,099    285,664,092   --        294,377,191
  Switzerland.................    107,694,359    563,591,618   --        671,285,977
  United Kingdom..............    646,060,323  1,221,840,552   --      1,867,900,875
  United States...............        310,865             --   --            310,865
Preferred Stocks
  France......................          5,197             --   --              5,197
  Germany.....................             --      5,206,955   --          5,206,955
  United Kingdom..............             --        126,482   --            126,482
Rights/Warrants
  Australia...................             --             --   --                 --
  Austria.....................             --             --   --                 --
  France......................             --             13   --                 13
  Hong Kong...................             --             --   --                 --
  Italy.......................             --         11,809   --             11,809
  Spain.......................             --        702,942   --            702,942
Securities Lending Collateral.             --  1,079,951,482   --      1,079,951,482
                               -------------- --------------   --    ---------------
TOTAL......................... $2,097,146,277 $8,417,780,662   --    $10,514,926,939
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                                  VALUE+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $3,041,110,694
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  1,939,554,064
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  1,867,328,817
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................    934,206,430
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    727,206,971
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $6,870,589,846)...............................  8,509,406,976
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $6,870,589,846)............................... $8,509,406,976
                                                              ==============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $8,509,406,976   --      --    $8,509,406,976
                                  --------------   --      --    --------------
 TOTAL........................... $8,509,406,976   --      --    $8,509,406,976
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2013


                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $414,294,832
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $389,680,331)............................... $414,294,832
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $331,291,612
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $301,331,502)............................... $331,291,612
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2013


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                   VALUE+
                                                                 -----------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The United Kingdom Small Company Series
      of The DFA Investment Trust Company....................... $37,113,753
                                                                 -----------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
         $22,831,439)........................................... $37,113,753
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                   VALUE+
                                                                ------------
   AFFILIATED INVESTMENT COMPANY -- (100.0%)
   Investment in The Continental Small Company Series of The
     DFA Investment Trust Company.............................. $170,799,580
                                                                ------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
        $132,148,330).......................................... $170,799,580
                                                                ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (92.5%)
 AUSTRALIA -- (22.0%)
 #   CFS Retail Property Trust Group... 14,158,196 $ 27,708,920            1.3%
 #   Commonwealth Property Office Fund. 14,987,556   16,956,375            0.8%
 #   Dexus Property Group.............. 31,023,121   31,793,162            1.5%
     Federation Centres, Ltd...........  9,501,422   22,298,352            1.0%
     Goodman Group..................... 11,297,147   53,988,920            2.5%
 #   GPT Group......................... 11,394,986   39,714,768            1.8%
     Investa Office Fund...............  3,957,702   11,618,583            0.5%
 #   Stockland......................... 15,300,798   57,991,976            2.7%
 #   Westfield Group................... 13,915,226  142,401,443            6.6%
     Westfield Retail Trust............ 19,622,341   57,248,805            2.7%
     Other Securities..................              47,497,354            2.2%
                                                   ------------          ------
 TOTAL AUSTRALIA.......................             509,218,658           23.6%
                                                   ------------          ------

 BELGIUM -- (1.5%)
     Cofinimmo.........................    114,585   13,840,283            0.6%
     Other Securities..................              20,133,082            1.0%
                                                   ------------          ------
 TOTAL BELGIUM.........................              33,973,365            1.6%
                                                   ------------          ------

 CANADA -- (5.9%)
     Canadian REIT.....................    240,202    9,784,088            0.5%
 #   H&R REIT..........................    921,949   19,099,509            0.9%
 #   RioCan REIT.......................  1,063,614   25,961,709            1.2%
     Other Securities..................              82,203,898            3.7%
                                                   ------------          ------
 TOTAL CANADA..........................             137,049,204            6.3%
                                                   ------------          ------

 CHINA -- (0.2%)
     Other Securities..................               4,864,256            0.2%
                                                   ------------          ------

 FRANCE -- (4.3%)
     Fonciere Des Regions..............    190,204   16,289,188            0.8%
     Gecina SA.........................    156,246   20,850,380            1.0%
     ICADE.............................    237,301   21,826,829            1.0%
     Klepierre.........................    704,513   31,598,250            1.5%
     Other Securities..................              10,065,785            0.4%
                                                   ------------          ------
 TOTAL FRANCE..........................             100,630,432            4.7%
                                                   ------------          ------

 GERMANY -- (0.4%)
     Other Securities..................               8,374,189            0.4%
                                                   ------------          ------

 GREECE -- (0.0%)
     Other Securities..................                 710,872            0.0%
                                                   ------------          ------

 HONG KONG -- (4.0%)
 #   Link REIT (The)................... 15,583,305   78,594,514            3.7%
     Other Securities..................              13,748,534            0.6%
                                                   ------------          ------
 TOTAL HONG KONG.......................              92,343,048            4.3%
                                                   ------------          ------

 ISRAEL -- (0.2%)
     Other Securities..................               4,096,802            0.2%
                                                   ------------          ------

 ITALY -- (0.2%)
     Other Securities..................               5,532,168            0.3%
                                                   ------------          ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------

JAPAN -- (16.6%)
#   Advance Residence Investment Corp.....      8,537 $ 19,327,474            0.9%
    Frontier Real Estate Investment Corp..      1,623   16,216,774            0.7%
#   Japan Prime Realty Investment Corp....      5,422   18,018,058            0.8%
    Japan Real Estate Investment Corp.....      4,121   47,081,579            2.2%
#   Japan Retail Fund Investment Corp.....     14,487   29,340,812            1.4%
    Mori Hills REIT Investment Corp.......      1,392    9,769,120            0.5%
#   Mori Trust Sogo Reit, Inc.............      1,265   11,250,428            0.5%
    Nippon Accommodations Fund, Inc.......      1,470   10,539,320            0.5%
    Nippon Building Fund, Inc.............      4,863   60,159,679            2.8%
#   Nomura Real Estate Office Fund, Inc...      2,509   12,394,468            0.6%
#   Orix JREIT, Inc.......................     10,968   13,677,853            0.6%
#   United Urban Investment Corp..........     16,307   24,888,305            1.2%
    Other Securities......................             112,354,555            5.1%
                                                      ------------          ------
TOTAL JAPAN...............................             385,018,425           17.8%
                                                      ------------          ------

MALAYSIA -- (0.6%)
    Other Securities......................              13,489,527            0.6%
                                                      ------------          ------

MEXICO -- (1.2%)
    Fibra Uno Administracion S.A. de C.V..  8,782,987   27,195,974            1.3%
                                                      ------------          ------

NETHERLANDS -- (9.3%)
    Corio NV..............................    482,308   20,995,100            1.0%
    Eurocommercial Properties NV..........    237,981   10,111,652            0.5%
#   Unibail-Rodamco SE....................    633,736  165,575,512            7.7%
    Wereldhave NV.........................    147,230   11,439,812            0.5%
    Other Securities......................               8,571,098            0.3%
                                                      ------------          ------
TOTAL NETHERLANDS.........................             216,693,174           10.0%
                                                      ------------          ------

NEW ZEALAND -- (0.7%)
    Other Securities......................              15,591,258            0.7%
                                                      ------------          ------

SINGAPORE -- (7.9%)
    Ascendas REIT......................... 13,941,000   26,506,474            1.2%
#   CapitaCommercial Trust................ 13,721,000   16,235,902            0.7%
    CapitaMall Trust...................... 16,554,300   26,887,384            1.2%
#   Suntec REIT........................... 14,521,000   19,986,435            0.9%
    Other Securities......................              93,673,308            4.5%
                                                      ------------          ------
TOTAL SINGAPORE...........................             183,289,503            8.5%
                                                      ------------          ------

SOUTH AFRICA -- (2.1%)
    Capital Property Fund.................  9,423,574   10,037,894            0.5%
    Growthpoint Properties, Ltd...........  4,050,442   10,299,808            0.5%
    Other Securities......................              29,205,583            1.3%
                                                      ------------          ------
TOTAL SOUTH AFRICA........................              49,543,285            2.3%
                                                      ------------          ------

TAIWAN -- (0.6%)
    Other Securities......................              13,745,219            0.6%
                                                      ------------          ------

TURKEY -- (0.6%)
    Other Securities......................              15,120,567            0.7%
                                                      ------------          ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE++     OF NET ASSETS**
                                                                       ------       -------     ---------------

UNITED KINGDOM -- (14.2%)
      British Land Co. P.L.C........................................   6,331,990 $   63,151,477            2.9%
      Derwent London P.L.C..........................................     601,385     24,139,933            1.1%
      Great Portland Estates P.L.C..................................   2,280,278     20,924,819            1.0%
      Hammerson P.L.C...............................................   4,812,805     40,782,360            1.9%
      Intu Properties P.L.C.........................................   4,019,223     22,167,268            1.0%
      Land Securities Group P.L.C...................................   5,251,976     83,254,870            3.9%
      Segro P.L.C...................................................   4,883,720     25,578,649            1.2%
      Shaftesbury P.L.C.............................................   1,638,837     15,605,115            0.7%
      Other Securities..............................................                 32,668,779            1.5%
                                                                                 --------------          ------
TOTAL UNITED KINGDOM................................................                328,273,270           15.2%
                                                                                 --------------          ------
TOTAL COMMON STOCKS.................................................              2,144,753,196           99.3%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SINGAPORE -- (0.0%)
      Other Securities..............................................                     14,606            0.0%
                                                                                 --------------          ------

                                                                       SHARES/
                                                                        FACE
                                                                       AMOUNT       VALUE+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund................................  15,038,894    174,000,000            8.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $77,480 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $70,067) to be repurchased at $68,693.... $        69         68,693            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL.................................                174,068,693            8.1%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,051,425,581)...........................................               $2,318,836,495          107.4%
                                                                                 ==============          ======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  1,073,311 $  508,145,347   --    $  509,218,658
  Belgium.....................           --     33,973,365   --        33,973,365
  Canada......................  137,049,204             --   --       137,049,204
  China.......................           --      4,864,256   --         4,864,256
  France......................           --    100,630,432   --       100,630,432
  Germany.....................           --      8,374,189   --         8,374,189
  Greece......................           --        710,872   --           710,872
  Hong Kong...................           --     92,343,048   --        92,343,048
  Israel......................           --      4,096,802   --         4,096,802
  Italy.......................           --      5,532,168   --         5,532,168
  Japan.......................           --    385,018,425   --       385,018,425
  Malaysia....................           --     13,489,527   --        13,489,527
  Mexico......................   27,195,974             --   --        27,195,974
  Netherlands.................           --    216,693,174   --       216,693,174
  New Zealand.................           --     15,591,258   --        15,591,258
  Singapore...................           --    183,289,503   --       183,289,503
  South Africa................           --     49,543,285   --        49,543,285
  Taiwan......................           --     13,745,219   --        13,745,219
  Turkey......................           --     15,120,567   --        15,120,567
  United Kingdom..............           --    328,273,270   --       328,273,270
Rights/Warrants
  Singapore...................           --         14,606   --            14,606
Securities Lending Collateral.           --    174,068,693   --       174,068,693
                               ------------ --------------   --    --------------
TOTAL......................... $165,318,489 $2,153,518,006   --    $2,318,836,495
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                                       SHARES        VALUE+
                                                                     ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.6%)
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc...............................  44,479,879 $1,235,206,238
Investment in DFA International Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc............................... 153,767,083    842,643,614
                                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,711,546,104)..........................................              2,077,849,852
                                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
State Street Institutional Liquid Reserves, 0.073%
  (Cost $8,697,235).................................................   8,697,235      8,697,235
                                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,720,243,339)..........................................             $2,086,547,087
                                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $2,077,849,852   --      --    $2,077,849,852
 Temporary Cash Investments......      8,697,235   --      --         8,697,235
                                  --------------   --      --    --------------
 TOTAL........................... $2,086,547,087   --      --    $2,086,547,087
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                               PERCENTAGE
                                       SHARES     VALUE++    OF NET ASSETS**
                                       ------     -------    ---------------
   COMMON STOCKS -- (91.3%)
   AUSTRALIA -- (5.0%)
   #   Primary Health Care, Ltd..... 10,254,873 $ 47,843,315            0.4%
       Other Securities.............             563,553,242            5.1%
                                                ------------            ----
   TOTAL AUSTRALIA..................             611,396,557            5.5%
                                                ------------            ----

   AUSTRIA -- (0.8%)
   #   Wienerberger AG..............  2,775,318   48,140,566            0.4%
       Other Securities.............              46,419,548            0.4%
                                                ------------            ----
   TOTAL AUSTRIA....................              94,560,114            0.8%
                                                ------------            ----

   BELGIUM -- (0.7%)
       Other Securities.............              90,001,261            0.8%
                                                ------------            ----

   CANADA -- (8.1%)
   *   Canfor Corp..................  2,000,533   41,463,116            0.4%
   *   Celestica, Inc...............  4,266,945   46,858,025            0.4%
       West Fraser Timber Co., Ltd..    640,761   58,732,584            0.5%
       Other Securities.............             834,777,825            7.5%
                                                ------------            ----
   TOTAL CANADA.....................             981,831,550            8.8%
                                                ------------            ----

   CHINA -- (0.0%)
       Other Securities.............               4,800,879            0.0%
                                                ------------            ----

   COLOMBIA -- (0.0%)
       Other Securities.............                  32,180            0.0%
                                                ------------            ----

   DENMARK -- (1.4%)
   #*  Vestas Wind Systems A.S......  3,314,030   88,805,540            0.8%
       Other Securities.............              85,441,344            0.8%
                                                ------------            ----
   TOTAL DENMARK....................             174,246,884            1.6%
                                                ------------            ----

   FINLAND -- (2.2%)
       Huhtamaki Oyj................  1,837,503   44,168,925            0.4%
       Pohjola Bank P.L.C. Class A..  2,317,182   42,197,505            0.4%
       Other Securities.............             181,698,788            1.6%
                                                ------------            ----
   TOTAL FINLAND....................             268,065,218            2.4%
                                                ------------            ----

   FRANCE -- (3.4%)
       Havas SA.....................  5,005,668   41,624,191            0.4%
       Other Securities.............             370,033,186            3.3%
                                                ------------            ----
   TOTAL FRANCE.....................             411,657,377            3.7%
                                                ------------            ----

   GERMANY -- (4.9%)
   *   Aareal Bank AG...............  1,133,243   43,463,385            0.4%
       Aurubis AG...................  1,045,010   65,840,809            0.6%
       Bilfinger SE.................    536,449   59,529,913            0.5%
   #*  TUI AG.......................  3,423,151   45,350,838            0.4%
       Other Securities.............             386,223,402            3.5%
                                                ------------            ----
   TOTAL GERMANY....................             600,408,347            5.4%
                                                ------------            ----

   GREECE -- (0.2%)
       Other Securities.............              19,237,021             0.2
                                                ------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                       SHARES      VALUE++     OF NET ASSETS**
                                       ------      -------     ---------------
 HONG KONG -- (2.1%)
     Other Securities...............            $  260,142,684            2.3%
                                                --------------           -----

 IRELAND -- (0.4%)
     Smurfit Kappa Group P.L.C......  2,066,589     50,024,929            0.5%
     Other Securities...............                 4,130,638            0.0%
                                                --------------           -----
 TOTAL IRELAND......................                54,155,567            0.5%
                                                --------------           -----

 ISRAEL -- (0.7%)
     Other Securities...............                89,813,252            0.8%
                                                --------------           -----

 ITALY -- (2.9%)
 #*  Banca Popolare di Milano Scarl. 77,876,899     52,021,908            0.5%
 *   Banco Popolare................. 40,563,396     80,582,762            0.7%
     Other Securities...............               218,731,146            2.0%
                                                --------------           -----
 TOTAL ITALY........................               351,335,816            3.2%
                                                --------------           -----

 JAPAN -- (21.2%)
     Fujikura, Ltd..................  9,669,000     44,121,189            0.4%
     Other Securities...............             2,528,832,837           22.7%
                                                --------------           -----
 TOTAL JAPAN........................             2,572,954,026           23.1%
                                                --------------           -----

 NETHERLANDS -- (1.8%)
     Delta Lloyd NV.................  2,392,235     50,719,278            0.5%
     Other Securities...............               165,018,056            1.4%
                                                --------------           -----
 TOTAL NETHERLANDS..................               215,737,334            1.9%
                                                --------------           -----

 NEW ZEALAND -- (0.3%)
     Other Securities...............                40,904,585            0.4%
                                                --------------           -----

 NORWAY -- (1.0%)
     Other Securities...............               116,446,422            1.0%
                                                --------------           -----

 PORTUGAL -- (0.3%)
     Other Securities...............                40,895,443            0.4%
                                                --------------           -----

 RUSSIA -- (0.1%)
     Other Securities...............                 8,176,906            0.1%
                                                --------------           -----

 SINGAPORE -- (1.6%)
     Other Securities...............               190,923,855            1.7%
                                                --------------           -----

 SPAIN -- (2.4%)
 #   Bankinter SA................... 11,466,414     69,912,115            0.6%
 *   Gamesa Corp. Tecnologica SA....  7,418,085     71,637,070            0.6%
 #*  Sacyr SA.......................  7,674,657     41,304,181            0.4%
     Other Securities...............               111,875,412            1.0%
                                                --------------           -----
 TOTAL SPAIN........................               294,728,778            2.6%
                                                --------------           -----

 SWEDEN -- (3.2%)
 #   Holmen AB Class B..............  1,385,639     46,026,833            0.4%
 #   Trelleborg AB Class B..........  6,024,942    113,688,584            1.0%
     Other Securities...............               227,930,699            2.1%
                                                --------------           -----
 TOTAL SWEDEN.......................               387,646,116            3.5%
                                                --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                            SHARES       VALUE++     OF NET ASSETS**
                                            ------       -------     ---------------
SWITZERLAND -- (4.1%)
    Helvetia Holding AG..................    121,594 $    57,348,474            0.5%
    Swiss Life Holding AG................    237,965      47,183,777            0.4%
    Other Securities.....................                396,461,344            3.6%
                                                     ---------------           -----
TOTAL SWITZERLAND........................                500,993,595            4.5%
                                                     ---------------           -----

UNITED KINGDOM -- (22.5%)
    Amlin P.L.C.......................... 11,024,189      75,323,453            0.7%
    Ashtead Group P.L.C.................. 10,275,968     107,981,373            1.0%
    Barratt Developments P.L.C........... 23,445,340     125,727,208            1.1%
    Beazley P.L.C........................ 12,470,827      45,713,302            0.4%
    Bellway P.L.C........................  3,448,205      83,054,770            0.8%
    Bodycote P.L.C.......................  5,021,077      52,927,267            0.5%
    Bovis Homes Group P.L.C..............  3,855,116      48,499,105            0.4%
    Catlin Group, Ltd....................  9,072,341      74,529,294            0.7%
    CSR P.L.C............................  4,886,688      43,044,052            0.4%
*   Dixons Retail P.L.C.................. 78,168,061      61,244,756            0.6%
    DS Smith P.L.C....................... 15,213,647      73,739,578            0.7%
    easyJet P.L.C........................  2,965,500      62,118,708            0.6%
    Greene King P.L.C....................  4,908,532      64,953,578            0.6%
    Hiscox, Ltd..........................  9,603,622     101,955,499            0.9%
    Home Retail Group P.L.C.............. 17,508,245      55,860,306            0.5%
    Inchcape P.L.C.......................  8,776,728      89,609,482            0.8%
    Meggitt P.L.C........................  4,813,743      44,191,006            0.4%
    Millennium & Copthorne Hotels P.L.C..  4,813,561      43,996,499            0.4%
    Mondi P.L.C..........................  6,004,641     107,218,486            1.0%
    Persimmon P.L.C......................  7,739,467     156,694,688            1.4%
    SIG P.L.C............................ 14,208,459      46,883,529            0.4%
    Taylor Wimpey P.L.C.................. 76,091,760     134,253,718            1.2%
*   Thomas Cook Group P.L.C.............. 27,405,032      63,074,658            0.6%
    Travis Perkins P.L.C.................  5,306,411     157,799,623            1.4%
    Vesuvius P.L.C.......................  5,951,466      46,267,961            0.4%
    Other Securities.....................                764,711,297            6.6%
                                                     ---------------           -----
TOTAL UNITED KINGDOM.....................              2,731,373,196           24.5%
                                                     ---------------           -----
TOTAL COMMON STOCKS......................             11,112,464,963           99.7%
                                                     ---------------           -----

PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
    Other Securities.....................                      7,401            0.0%
                                                     ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
    Other Securities.....................                         --            0.0%
                                                     ---------------           -----

ISRAEL -- (0.0%)
    Other Securities.....................                        432            0.0%
                                                     ---------------           -----

ITALY -- (0.0%)
    Other Securities.....................                        265            0.0%
                                                     ---------------           -----
TOTAL RIGHTS/WARRANTS....................                        697            0.0%
                                                     ---------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                         SHARES/
                                                                          FACE                       PERCENTAGE
                                                                         AMOUNT        VALUE+      OF NET ASSETS**
                                                                         -------       ------      ---------------
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@  DFA Short Term Investment Fund..................................  91,011,236 $ 1,053,000,000            9.4%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $85,122 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $76,977) to be repurchased at $75,468...... $        75          75,468            0.0%
                                                                                   ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL...................................               1,053,075,468            9.4%
                                                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,147,270,819)............................................               $12,165,548,529          109.1%
                                                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $       88,431 $   611,308,126   --    $   611,396,557
  Austria.....................             --      94,560,114   --         94,560,114
  Belgium.....................          1,510      89,999,751   --         90,001,261
  Canada......................    981,346,259         485,291   --        981,831,550
  China.......................        678,336       4,122,543   --          4,800,879
  Colombia....................         32,180              --   --             32,180
  Denmark.....................             --     174,246,884   --        174,246,884
  Finland.....................             --     268,065,218   --        268,065,218
  France......................      2,223,624     409,433,753   --        411,657,377
  Germany.....................      4,965,979     595,442,368   --        600,408,347
  Greece......................             --      19,237,021   --         19,237,021
  Hong Kong...................     14,741,037     245,401,647   --        260,142,684
  Ireland.....................             --      54,155,567   --         54,155,567
  Israel......................             --      89,813,252   --         89,813,252
  Italy.......................             --     351,335,816   --        351,335,816
  Japan.......................      1,448,639   2,571,505,387   --      2,572,954,026
  Netherlands.................             --     215,737,334   --        215,737,334
  New Zealand.................             --      40,904,585   --         40,904,585
  Norway......................      3,851,954     112,594,468   --        116,446,422
  Portugal....................             --      40,895,443   --         40,895,443
  Russia......................             --       8,176,906   --          8,176,906
  Singapore...................          5,123     190,918,732   --        190,923,855
  Spain.......................             --     294,728,778   --        294,728,778
  Sweden......................        333,888     387,312,228   --        387,646,116
  Switzerland.................             --     500,993,595   --        500,993,595
  United Kingdom..............         69,809   2,731,303,387   --      2,731,373,196
Preferred Stocks
  France......................          7,401              --   --              7,401
Rights/Warrants
  Austria.....................             --              --   --                 --
  Israel......................             --             432   --                432
  Italy.......................             --             265   --                265
Securities Lending Collateral.             --   1,053,075,468   --      1,053,075,468
                               -------------- ---------------   --    ---------------
TOTAL......................... $1,009,794,170 $11,155,754,359   --    $12,165,548,529
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------    -------   ---------------
     COMMON STOCKS -- (90.1%)
     AUSTRALIA -- (6.2%)
         Lend Lease Group.............. 182,266 $ 1,965,533            0.2%
         National Australia Bank, Ltd..  62,086   2,074,966            0.2%
         Origin Energy, Ltd............ 193,618   2,676,665            0.3%
         Santos, Ltd................... 170,274   2,436,964            0.2%
         Other Securities..............          65,015,626            5.9%
                                                -----------          ------
     TOTAL AUSTRALIA...................          74,169,754            6.8%
                                                -----------          ------

     AUSTRIA -- (0.5%)
         Other Securities..............           6,056,086            0.6%
                                                -----------          ------

     BELGIUM -- (1.3%)
         Ageas.........................  45,850   1,948,353            0.2%
         KBC Groep NV..................  37,239   2,028,835            0.2%
         Other Securities..............          11,849,709            1.1%
                                                -----------          ------
     TOTAL BELGIUM.....................          15,826,897            1.5%
                                                -----------          ------

     CANADA -- (7.9%)
         Toronto-Dominion Bank (The)...  21,129   1,938,117            0.2%
         Other Securities..............          92,905,836            8.5%
                                                -----------          ------
     TOTAL CANADA......................          94,843,953            8.7%
                                                -----------          ------

     CHINA -- (0.0%)
         Other Securities..............              51,642            0.0%
                                                -----------          ------

     COLOMBIA -- (0.0%)
         Other Securities..............               2,213            0.0%
                                                -----------          ------

     DENMARK -- (1.3%)
         Other Securities..............          15,730,926            1.4%
                                                -----------          ------

     FINLAND -- (1.9%)
     #*  Nokia Oyj..................... 440,404   3,347,413            0.3%
         UPM-Kymmene Oyj............... 178,005   2,826,228            0.3%
         Other Securities..............          16,074,028            1.4%
                                                -----------          ------
     TOTAL FINLAND.....................          22,247,669            2.0%
                                                -----------          ------

     FRANCE -- (6.1%)
     *   Alcatel-Lucent................ 863,979   3,309,951            0.3%
         BNP Paribas SA................  36,071   2,661,070            0.3%
         Cie de St-Gobain..............  45,709   2,399,268            0.2%
         Lafarge SA....................  30,333   2,092,837            0.2%
         Renault SA....................  28,018   2,444,577            0.2%
         Sanofi........................  23,775   2,534,965            0.2%
         Societe Generale SA...........  59,410   3,356,041            0.3%
         Other Securities..............          54,255,917            5.0%
                                                -----------          ------
     TOTAL FRANCE......................          73,054,626            6.7%
                                                -----------          ------

     GERMANY -- (5.4%)
         Allianz SE....................  20,504   3,442,669            0.3%
     *   Commerzbank AG................ 151,865   1,942,295            0.2%
         Daimler AG....................  25,279   2,069,712            0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                            ------     -------    ---------------
GERMANY -- (Continued)
    Deutsche Bank AG......................    46,645 $  2,253,886            0.2%
    RWE AG................................    73,139    2,694,593            0.3%
    Other Securities......................             52,453,443            4.7%
                                                     ------------          ------
TOTAL GERMANY.............................             64,856,598            5.9%
                                                     ------------          ------

GREECE -- (0.3%)
    Other Securities......................              3,680,643            0.3%
                                                     ------------          ------

HONG KONG -- (2.6%)
    Other Securities......................             31,197,896            2.9%
                                                     ------------          ------

IRELAND -- (0.5%)
    Other Securities......................              6,326,288            0.6%
                                                     ------------          ------

ISRAEL -- (0.6%)
    Other Securities......................              7,219,308            0.7%
                                                     ------------          ------

ITALY -- (2.2%)
    Unione di Banche Italiane SCPA........   368,830    2,549,144            0.3%
    Other Securities......................             24,399,697            2.2%
                                                     ------------          ------
TOTAL ITALY...............................             26,948,841            2.5%
                                                     ------------          ------

JAPAN -- (20.3%)
    Mitsubishi UFJ Financial Group, Inc...   543,100    3,458,604            0.3%
    Mizuho Financial Group, Inc........... 1,011,060    2,122,278            0.2%
    Sumitomo Mitsui Financial Group, Inc..    55,941    2,703,957            0.3%
    Other Securities......................            235,086,487           21.5%
                                                     ------------          ------
TOTAL JAPAN...............................            243,371,326           22.3%
                                                     ------------          ------

NETHERLANDS -- (2.5%)
    Aegon NV..............................   279,663    2,225,243            0.2%
    Other Securities......................             27,729,184            2.5%
                                                     ------------          ------
TOTAL NETHERLANDS.........................             29,954,427            2.7%
                                                     ------------          ------

NEW ZEALAND -- (0.4%)
    Other Securities......................              4,583,440            0.4%
                                                     ------------          ------

NORWAY -- (1.0%)
    Other Securities......................             11,920,580            1.1%
                                                     ------------          ------

PORTUGAL -- (0.4%)
    Other Securities......................              4,751,005            0.4%
                                                     ------------          ------

RUSSIA -- (0.0%)
    Other Securities......................                 64,369            0.0%
                                                     ------------          ------

SINGAPORE -- (1.4%)
    Other Securities......................             17,230,672            1.6%
                                                     ------------          ------

SPAIN -- (2.2%)
    Banco de Sabadell SA..................   872,241    2,234,946            0.2%
*   Banco Popular Espanol SA..............   406,071    2,303,382            0.2%
    Banco Santander SA....................   288,859    2,560,815            0.3%
    Other Securities......................             18,653,430            1.7%
                                                     ------------          ------
TOTAL SPAIN...............................             25,752,573            2.4%
                                                     ------------          ------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                              SHARES      VALUE++     OF NET ASSETS**
                                              ------      -------     ---------------
SWEDEN -- (2.8%)
    Other Securities........................           $   33,475,511            3.1%
                                                       --------------          ------

SWITZERLAND -- (6.1%)
    Credit Suisse Group AG..................   144,732      4,502,315            0.4%
    Holcim, Ltd.............................    29,383      2,185,491            0.2%
    Julius Baer Group, Ltd..................    47,955      2,352,468            0.2%
    Lonza Group AG..........................    23,146      2,066,079            0.2%
    Nestle SA...............................    61,616      4,447,684            0.4%
    Novartis AG ADR.........................    28,202      2,187,065            0.2%
    Swiss Re AG.............................    48,833      4,286,688            0.4%
    Zurich Insurance Group AG...............    17,448      4,821,287            0.5%
    Other Securities........................               46,729,698            4.2%
                                                       --------------          ------
TOTAL SWITZERLAND...........................               73,578,775            6.7%
                                                       --------------          ------

UNITED KINGDOM -- (16.2%)
    Anglo American P.L.C....................   146,774      3,489,782            0.3%
    Barratt Developments P.L.C..............   423,037      2,268,564            0.2%
    BP P.L.C................................   297,377      2,308,419            0.2%
    BP P.L.C. Sponsored ADR.................   103,538      4,814,517            0.5%
#   HSBC Holdings P.L.C. Sponsored ADR......   175,852      9,678,894            0.9%
    Legal & General Group P.L.C.............   566,357      1,962,884            0.2%
*   Lloyds Banking Group P.L.C.............. 2,002,798      2,477,053            0.2%
    Old Mutual P.L.C........................   627,407      2,044,744            0.2%
    Resolution, Ltd.........................   479,648      2,746,351            0.3%
    Royal Dutch Shell P.L.C. ADR(780259206).    60,794      4,052,528            0.4%
    Royal Dutch Shell P.L.C. ADR(780259107).    88,550      6,155,996            0.6%
    RSA Insurance Group P.L.C...............   981,571      2,021,573            0.2%
    Vodafone Group P.L.C. Sponsored ADR.....   165,738      6,102,473            0.6%
    Other Securities........................              144,571,988           13.1%
                                                       --------------          ------
TOTAL UNITED KINGDOM........................              194,695,766           17.9%
                                                       --------------          ------

UNITED STATES -- (0.0%)
    Other Securities........................                   50,776            0.0%
                                                       --------------          ------
TOTAL COMMON STOCKS.........................            1,081,642,560           99.2%
                                                       --------------          ------

PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
    Other Securities........................                        1            0.0%
                                                       --------------          ------

GERMANY -- (0.0%)
    Other Securities........................                  188,714            0.0%
                                                       --------------          ------

UNITED KINGDOM -- (0.0%)
    Other Securities........................                    9,032            0.0%
                                                       --------------          ------
TOTAL PREFERRED STOCKS......................                  197,747            0.0%
                                                       --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------          ------
AUSTRIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------          ------

FRANCE -- (0.0%)
    Other Securities........................                       16            0.0%
                                                       --------------          ------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                     PERCENTAGE
                                                                          SHARES       VALUE++     OF NET ASSETS**
                                                                          ------       -------     ---------------
HONG KONG -- (0.0%)
      Other Securities.................................................             $           --            0.0%
                                                                                    --------------          ------

ITALY -- (0.0%)
      Other Securities.................................................                      1,046            0.0%
                                                                                    --------------          ------

SPAIN -- (0.0%)
      Other Securities.................................................                     62,360            0.0%
                                                                                    --------------          ------

TOTAL RIGHTS/WARRANTS..................................................                     63,422            0.0%
                                                                                    --------------          ------

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT       VALUE+
                                                                          -------      ------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund...................................  10,285,220    119,000,000           10.9%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $169,878 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43,
       valued at $153,624) to be repurchased at $150,613............... $       151        150,612            0.0%
                                                                                    --------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................                119,150,612           10.9%
                                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $978,641,888)................................................               $1,201,054,341          110.1%
                                                                                    ==============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  1,168,941 $   73,000,813   --    $   74,169,754
  Austria.....................           --      6,056,086   --         6,056,086
  Belgium.....................      875,336     14,951,561   --        15,826,897
  Canada......................   94,837,465          6,488   --        94,843,953
  China.......................        5,467         46,175   --            51,642
  Colombia....................        2,213             --   --             2,213
  Denmark.....................           --     15,730,926   --        15,730,926
  Finland.....................           --     22,247,669   --        22,247,669
  France......................    2,155,798     70,898,828   --        73,054,626
  Germany.....................    4,279,468     60,577,130   --        64,856,598
  Greece......................        4,844      3,675,799   --         3,680,643
  Hong Kong...................      279,902     30,917,994   --        31,197,896
  Ireland.....................    1,757,074      4,569,214   --         6,326,288
  Israel......................      922,161      6,297,147   --         7,219,308
  Italy.......................    1,296,432     25,652,409   --        26,948,841
  Japan.......................    4,504,801    238,866,525   --       243,371,326
  Netherlands.................    5,157,662     24,796,765   --        29,954,427
  New Zealand.................        5,022      4,578,418   --         4,583,440
  Norway......................      595,569     11,325,011   --        11,920,580
  Portugal....................           --      4,751,005   --         4,751,005
  Russia......................           --         64,369   --            64,369
  Singapore...................           --     17,230,672   --        17,230,672
  Spain.......................    1,257,668     24,494,905   --        25,752,573
  Sweden......................       13,424     33,462,087   --        33,475,511
  Switzerland.................    5,618,343     67,960,432   --        73,578,775
  United Kingdom..............   37,975,431    156,720,335   --       194,695,766
  United States...............       50,776             --   --            50,776
Preferred Stocks
  France......................            1             --   --                 1
  Germany.....................           --        188,714   --           188,714
  United Kingdom..............           --          9,032   --             9,032
Rights/Warrants
  Australia...................           --             --   --                --
  Austria.....................           --             --   --                --
  France......................           --             16   --                16
  Hong Kong...................           --             --   --                --
  Italy.......................           --          1,046   --             1,046
  Spain.......................           --         62,360   --            62,360
Securities Lending Collateral.           --    119,150,612   --       119,150,612
                               ------------ --------------   --    --------------
TOTAL......................... $162,763,798 $1,038,290,543   --    $1,201,054,341
                               ============ ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                              SHARES     VALUE+
                                                              ------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................         $ 82,013,299
Investment in Dimensional Emerging Markets Value Fund........           24,814,665
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 526,844   10,626,448
                                                                      ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $102,161,430).....................................          117,454,412
                                                                      ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $102,161,430).....................................         $117,454,412
                                                                      ============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $117,454,412   --      --    $117,454,412
                                    ------------   --      --    ------------
   TOTAL........................... $117,454,412   --      --    $117,454,412
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                               SHARES     VALUE+
                                                              --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 2,950,303 $59,507,603
Investment in Dimensional Emerging Markets Value Fund........            22,063,755
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc........................   735,217   8,638,806
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company...........................             5,728,688
                                                                        -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $84,292,613)......................................            95,938,852
                                                                        -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $84,292,613)......................................           $95,938,852
                                                                        ===========

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $95,938,852    --      --    $95,938,852
                                     -----------    --      --    -----------
    TOTAL........................... $95,938,852    --      --    $95,938,852
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                           SHARES      VALUE+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,934,151 $ 99,732,282
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 1,478,473   29,702,529
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $117,714,895).................................            129,434,811
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $117,714,895).................................           $129,434,811
                                                                    ============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $129,434,811   --      --    $129,434,811
                                    ------------   --      --    ------------
   TOTAL........................... $129,434,811   --      --    $129,434,811
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,406,753 $37,593,478
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,772,248  34,847,158
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   755,956  15,187,160
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $72,257,364)..................................            87,627,796
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $72,257,364)..................................           $87,627,796
                                                                    ===========

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $87,627,796       --   --    $87,627,796
    Futures Contracts**.............     132,768       --   --        132,768
    Forward Currency Contracts**....          --  $28,113   --         28,113
                                     -----------  -------   --    -----------
    TOTAL........................... $87,760,564  $28,113   --    $87,788,677
                                     ===========  =======   ==    ===========

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2013

                          EMERGING MARKETS PORTFOLIO

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company..................... $3,653,886,907
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $2,522,234,797)............................. $3,653,886,907
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $4,037,179,777
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $3,582,520,729)............................. $4,037,179,777
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                VALUE+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in Dimensional Emerging Markets Value Fund.. $19,256,425,152
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $18,840,666,697)............................ $19,256,425,152
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (88.4%)
BRAZIL -- (9.1%)
    Banco Bradesco SA...................................   2,129,629 $   34,299,515            0.3%
#   Banco Bradesco SA ADR...............................   5,097,969     73,512,708            0.6%
    Banco do Brasil SA..................................   2,450,339     32,434,641            0.3%
    BM&FBovespa SA......................................   7,415,089     41,792,285            0.3%
    Gerdau SA Sponsored ADR.............................   3,674,735     29,140,649            0.2%
#   Itau Unibanco Holding SA ADR........................   5,554,966     85,602,024            0.7%
    Petroleo Brasileiro SA ADR..........................   3,861,209     67,300,873            0.5%
#   Petroleo Brasileiro SA Sponsored ADR................   5,128,535     93,134,196            0.7%
#   Vale SA Sponsored ADR(91912E105)....................   3,426,868     54,864,157            0.4%
    Vale SA Sponsored ADR(91912E204)....................   4,029,593     58,993,242            0.5%
    Other Securities....................................                724,890,322            5.4%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,295,964,612            9.9%
                                                                     --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                201,874,444            1.5%
                                                                     --------------           -----

CHINA -- (13.7%)
    Bank of China, Ltd. Class H......................... 145,776,702     68,633,093            0.5%
    China Construction Bank Corp. Class H............... 152,896,302    118,957,385            0.9%
#   China Mobile, Ltd. Sponsored ADR....................   1,489,143     77,465,219            0.6%
    CNOOC, Ltd..........................................  15,368,000     31,179,535            0.3%
    CNOOC, Ltd. ADR.....................................     175,892     35,584,711            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 143,278,725    100,257,149            0.8%
    Tencent Holdings, Ltd...............................     970,900     52,968,595            0.4%
    Other Securities....................................              1,465,753,971           11.2%
                                                                     --------------           -----
TOTAL CHINA.............................................              1,950,799,658           15.0%
                                                                     --------------           -----

COLOMBIA -- (0.5%)
    Other Securities....................................                 72,542,345            0.6%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................                 40,313,246            0.3%
                                                                     --------------           -----

EGYPT -- (0.0%)
    Other Securities....................................                  6,886,974            0.1%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    773,692            0.0%
                                                                     --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                 39,695,409            0.3%
                                                                     --------------           -----

INDIA -- (6.1%)
    HDFC Bank, Ltd......................................   2,994,559     33,307,680            0.3%
#   Infosys, Ltd. Sponsored ADR.........................     669,643     35,531,258            0.3%
    Reliance Industries, Ltd............................   3,724,395     55,433,229            0.4%
    Other Securities....................................                745,642,395            5.7%
                                                                     --------------           -----
TOTAL INDIA.............................................                869,914,562            6.7%
                                                                     --------------           -----

INDONESIA -- (2.3%)
    Other Securities....................................                334,715,998            2.6%
                                                                     --------------           -----

ISRAEL -- (0.0%)
    Other Securities....................................                    330,970            0.0%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                 SHARES      VALUE++     OF NET ASSETS**
                                                 ------      -------     ---------------
MALAYSIA -- (4.1%)
    CIMB Group Holdings Bhd................... 14,070,063 $   33,444,890            0.3%
    Malayan Banking Bhd....................... 12,903,788     39,996,828            0.3%
    Other Securities..........................               509,663,424            3.9%
                                                          --------------           -----
TOTAL MALAYSIA................................               583,105,142            4.5%
                                                          --------------           -----

MEXICO -- (4.8%)
    Alfa S.A.B. de C.V. Class A............... 12,826,789     35,116,435            0.3%
#   America Movil S.A.B. de C.V. Series L ADR.  2,589,383     55,438,689            0.4%
#*  Cemex S.A.B. de C.V. Sponsored ADR........  6,149,067     65,057,129            0.5%
#   Fomento Economico Mexicano S.A.B. de C.V.
     Sponsored ADR............................    555,503     51,828,430            0.4%
    Grupo Financiero Banorte S.A.B. de C.V....  8,197,629     52,475,884            0.4%
    Grupo Mexico S.A.B. de C.V. Series B...... 12,013,141     38,072,650            0.3%
#   Grupo Televisa S.A.B. Sponsored ADR.......  1,810,392     55,108,332            0.4%
    Other Securities..........................               332,326,572            2.6%
                                                          --------------           -----
TOTAL MEXICO..................................               685,424,121            5.3%
                                                          --------------           -----

PERU -- (0.1%)
    Other Securities..........................                18,921,333            0.1%
                                                          --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities..........................               188,172,356            1.4%
                                                          --------------           -----

POLAND -- (1.7%)
    Other Securities..........................               244,111,479            1.9%
                                                          --------------           -----

RUSSIA -- (3.8%)
    Gazprom OAO Sponsored ADR................. 19,360,421    180,969,619            1.4%
#   Lukoil OAO Sponsored ADR..................  1,464,268     95,900,562            0.7%
    Sberbank of Russia Sponsored ADR..........  5,532,517     70,552,743            0.6%
    Tatneft OAO Sponsored ADR.................    739,208     30,365,137            0.2%
    Other Securities..........................               162,340,575            1.2%
                                                          --------------           -----
TOTAL RUSSIA..................................               540,128,636            4.1%
                                                          --------------           -----

SOUTH AFRICA -- (6.7%)
    FirstRand, Ltd............................  9,125,832     32,761,624            0.3%
    MTN Group, Ltd............................  3,230,167     64,206,532            0.5%
    Naspers, Ltd. Class N.....................    631,382     59,099,733            0.5%
    Sanlam, Ltd...............................  7,258,066     38,943,664            0.3%
    Sasol, Ltd................................    765,727     39,126,959            0.3%
#   Sasol, Ltd. Sponsored ADR.................    869,022     44,337,502            0.3%
#   Standard Bank Group, Ltd..................  3,305,953     42,058,657            0.3%
    Other Securities..........................               632,836,511            4.8%
                                                          --------------           -----
TOTAL SOUTH AFRICA............................               953,371,182            7.3%
                                                          --------------           -----

SOUTH KOREA -- (13.6%)
    Hana Financial Group, Inc.................  1,071,129     41,187,342            0.3%
    Hyundai Mobis.............................    136,261     38,436,499            0.3%
    Hyundai Motor Co..........................    344,450     82,063,088            0.6%
#   Kia Motors Corp...........................    584,259     33,946,142            0.3%
#   POSCO ADR.................................    473,943     35,289,796            0.3%
    Samsung Electronics Co., Ltd..............    204,504    282,022,914            2.2%
    Other Securities..........................             1,425,493,978           10.9%
                                                          --------------           -----
TOTAL SOUTH KOREA.............................             1,938,439,759           14.9%
                                                          --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                    SHARES       VALUE++     OF NET ASSETS**
                                                    ------       -------     ---------------
TAIWAN -- (13.6%)
    CTBC Financial Holding Co., Ltd.............. 43,121,191 $    29,250,510            0.2%
    Hon Hai Precision Industry Co., Ltd.......... 28,489,623      72,428,987            0.6%
#   Taiwan Semiconductor Manufacturing Co., Ltd.. 40,714,652     150,056,501            1.2%
    Other Securities.............................              1,695,589,463           13.0%
                                                             ---------------          ------
TOTAL TAIWAN.....................................              1,947,325,461           15.0%
                                                             ---------------          ------

THAILAND -- (2.9%)
    Other Securities.............................                415,125,485            3.2%
                                                             ---------------          ------

TURKEY -- (2.1%)
    Other Securities.............................                298,790,261            2.3%
                                                             ---------------          ------

UNITED STATES -- (0.0%)
    Other Securities.............................                    126,755            0.0%
                                                             ---------------          ------
TOTAL COMMON STOCKS..............................             12,626,853,880           97.0%
                                                             ---------------          ------

PREFERRED STOCKS -- (1.9%)
BRAZIL -- (1.8%)
    Itau Unibanco Holding SA.....................  2,951,785      45,672,482            0.4%
    Other Securities.............................                209,006,990            1.5%
                                                             ---------------          ------
TOTAL BRAZIL.....................................                254,679,472            1.9%
                                                             ---------------          ------

CHILE -- (0.0%)
    Other Securities.............................                  2,111,459            0.0%
                                                             ---------------          ------
COLOMBIA -- (0.1%)
    Other Securities.............................                  8,313,715            0.1%
                                                             ---------------          ------
TOTAL PREFERRED STOCKS...........................                265,104,646            2.0%
                                                             ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.............................                     11,935            0.0%
                                                             ---------------          ------

CHILE -- (0.0%)
    Other Securities.............................                         31            0.0%
                                                             ---------------          ------
MALAYSIA -- (0.0%)
    Other Securities.............................                    174,504            0.0%
                                                             ---------------          ------
POLAND -- (0.0%)
    Other Securities.............................                         --            0.0%
                                                             ---------------          ------
SOUTH KOREA -- (0.0%)
    Other Securities.............................                     15,747            0.0%
                                                             ---------------          ------
THAILAND -- (0.0%)
    Other Securities.............................                     36,842            0.0%
                                                             ---------------          ------
TOTAL RIGHTS/WARRANTS............................                    239,059            0.0%
                                                             ---------------          ------


EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                     SHARES/
                                                                      FACE                        PERCENTAGE
                                                                     AMOUNT         VALUE+      OF NET ASSETS**
                                                                     -------        ------      ---------------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@  DFA Short Term Investment Fund..............................  118,582,541 $ 1,372,000,000           10.5%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $12,370,390 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $11,186,777) to be
       repurchased at $10,967,465................................. $     10,967      10,967,428            0.1%
                                                                                ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................                1,382,967,428           10.6%
                                                                                ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $13,051,760,683)......................................              $14,275,165,013          109.6%
                                                                                ===============          ======

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  673,687,040 $   622,277,572   --    $ 1,295,964,612
  Chile.......................     53,152,182     148,722,262   --        201,874,444
  China.......................    209,489,377   1,741,310,281   --      1,950,799,658
  Colombia....................     72,542,345              --   --         72,542,345
  Czech Republic..............             --      40,313,246   --         40,313,246
  Egypt.......................             --       6,886,974   --          6,886,974
  Hong Kong...................             --         773,692   --            773,692
  Hungary.....................        248,373      39,447,036   --         39,695,409
  India.......................     77,607,096     792,307,466   --        869,914,562
  Indonesia...................     13,389,435     321,326,563   --        334,715,998
  Israel......................             --         330,970   --            330,970
  Malaysia....................             --     583,105,142   --        583,105,142
  Mexico......................    685,300,950         123,171   --        685,424,121
  Peru........................     18,921,333              --   --         18,921,333
  Philippines.................      3,409,239     184,763,117   --        188,172,356
  Poland......................         84,720     244,026,759   --        244,111,479
  Russia......................     21,167,946     518,960,690   --        540,128,636
  South Africa................     81,220,811     872,150,371   --        953,371,182
  South Korea.................     93,287,756   1,845,152,003   --      1,938,439,759
  Taiwan......................     41,170,777   1,906,154,684   --      1,947,325,461
  Thailand....................    415,119,288           6,197   --        415,125,485
  Turkey......................      4,597,018     294,193,243   --        298,790,261
  United States...............             --         126,755   --            126,755
Preferred Stocks
  Brazil......................      4,574,692     250,104,780   --        254,679,472
  Chile.......................             --       2,111,459   --          2,111,459
  Colombia....................      8,313,715              --   --          8,313,715
Rights/Warrants
  Brazil......................             --          11,935   --             11,935
  Chile.......................             --              31   --                 31
  Malaysia....................             --         174,504   --            174,504
  Poland......................             --              --   --                 --
  South Korea.................             --          15,747   --             15,747
  Thailand....................             --          36,842   --             36,842
Securities Lending Collateral.             --   1,382,967,428   --      1,382,967,428
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,477,284,093 $11,797,880,920   --    $14,275,165,013
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                       ENHANCED
                                                                      U.S. LARGE
                                                                       COMPANY      U.S. LARGE CAP  U.S. LARGE CAP
                                                                      PORTFOLIO    EQUITY PORTFOLIO VALUE PORTFOLIO
-                                                                    ------------  ---------------- ---------------
ASSETS:
Investments in Affiliated Investment Company at Value...............           --              --   $   11,967,120
Investments at Value (including $0, $32,917, $0 and $603,977 of
 securities on loan, respectively).................................. $    211,548    $    134,084               --
Temporary Cash Investments at Value & Cost..........................           --           2,237               --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --          33,752               --
Foreign Currencies at Value.........................................        3,367              --               --
Cash................................................................          679              --               --
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........       11,265              --               --
  Dividends, Interest and Tax Reclaims..............................        1,140             110               --
  Securities Lending Income.........................................           --               4               --
  Fund Shares Sold..................................................           19             947            9,362
  From Advisor......................................................           --               1               --
Unrealized Gain on Forward Currency Contracts.......................          101              --               --
Unrealized Gain on Foreign Currency Contracts.......................           10              --               --
Deferred Offering Costs.............................................           --              28               --
Prepaid Expenses and Other Assets...................................           16               8               91
                                                                     ------------    ------------   --------------
    Total Assets....................................................      228,145         171,171       11,976,573
                                                                     ------------    ------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --          33,752               --
  Investment Securities/Affiliated Investment Company
   Purchased........................................................       13,374           1,914               --
  Fund Shares Redeemed..............................................          433              77           11,554
  Due to Advisor....................................................           36              --            1,477
  Futures Margin Variation..........................................        1,121              --               --
Unrealized Loss on Forward Currency Contracts.......................          318              --               --
Accrued Expenses and Other Liabilities..............................           23              21              470
                                                                     ------------    ------------   --------------
    Total Liabilities...............................................       15,305          35,764           13,501
                                                                     ------------    ------------   --------------
NET ASSETS.......................................................... $    212,840    $    135,407   $   11,963,072
                                                                     ============    ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and $9,470
 and shares outstanding of 0; 0; 0 and 418,568, respectively........          N/A             N/A              N/A
                                                                     ============    ============   ==============
NUMBER OF SHARES AUTHORIZED.........................................          N/A             N/A              N/A
                                                                     ============    ============   ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $23,305 and shares outstanding of 0; 0; 0 and 1,032,756,
 respectively.......................................................          N/A             N/A              N/A
                                                                     ============    ============   ==============
NUMBER OF SHARES AUTHORIZED.........................................          N/A             N/A              N/A
                                                                     ============    ============   ==============
Institutional Class Shares -- based on net assets of $212,840;
 $135,407; $11,963,072 and $4,180,974 and shares outstanding of 18,187,882; 12,227,071; 402,570,195 and 184,963,719,
 respectively....................................................... $      11.70    $      11.07   $        29.72
                                                                     ============    ============   ==============
NUMBER OF SHARES AUTHORIZED.........................................  300,000,000     100,000,000    2,000,000,000
                                                                     ============    ============   ==============
Investments in Affiliated Investment Company at Cost................ $         --    $         --   $    7,741,067
                                                                     ============    ============   ==============
Investments at Cost................................................. $    207,573    $    123,524   $           --
                                                                     ============    ============   ==============
Foreign Currencies at Cost.......................................... $      3,401    $         --   $           --
                                                                     ============    ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    209,974    $    124,529   $    8,221,868
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          200             281           28,203
Accumulated Net Realized Gain (Loss)................................       (8,972)             37         (513,052)
Net Unrealized Foreign Exchange Gain (Loss).........................         (217)             --               --
Net Unrealized Appreciation (Depreciation)..........................       11,855          10,560        4,226,053
                                                                     ------------    ------------   --------------
NET ASSETS.......................................................... $    212,840    $    135,407   $   11,963,072
                                                                     ============    ============   ==============


                                                                      U.S. TARGETED
                                                                     VALUE PORTFOLIO
-                                                                    ---------------
ASSETS:
Investments in Affiliated Investment Company at Value...............            --
Investments at Value (including $0, $32,917, $0 and $603,977 of securities on loan, respectively)..................................  $  4,177,782
Temporary Cash Investments at Value & Cost..........................        25,535
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................       623,299
Foreign Currencies at Value.........................................            --
Cash................................................................           682
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........         7,259
  Dividends, Interest and Tax Reclaims..............................         1,194
  Securities Lending Income.........................................           212
  Fund Shares Sold..................................................        11,574
  From Advisor......................................................            --
Unrealized Gain on Forward Currency Contracts.......................            --
Unrealized Gain on Foreign Currency Contracts.......................            --
Deferred Offering Costs.............................................            --
Prepaid Expenses and Other Assets...................................            52
                                                                      ------------
    Total Assets....................................................     4,847,589
                                                                      ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................       623,299
  Investment Securities/Affiliated Investment Company
   Purchased........................................................         6,934
  Fund Shares Redeemed..............................................         1,994
  Due to Advisor....................................................         1,255
  Futures Margin Variation..........................................            --
Unrealized Loss on Forward Currency Contracts.......................            --
Accrued Expenses and Other Liabilities..............................           358
                                                                      ------------
    Total Liabilities...............................................       633,840
                                                                      ------------
NET ASSETS..........................................................  $  4,213,749
                                                                      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and $9,470
 and shares outstanding of 0; 0; 0 and 418,568, respectively........         22.63
                                                                      ============
NUMBER OF SHARES AUTHORIZED.........................................   100,000,000
                                                                      ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $23,305 and shares outstanding of 0; 0; 0 and 1,032,756,
 respectively.......................................................         22.57
                                                                      ============
NUMBER OF SHARES AUTHORIZED.........................................   100,000,000
                                                                      ============
Institutional Class Shares -- based on net assets of $212,840;
 $135,407; $11,963,072 and $4,180,974 and shares outstanding of 18,187,882; 12,227,071; 402,570,195 and 184,963,719,
 respectively.......................................................  $      22.60
                                                                      ============
NUMBER OF SHARES AUTHORIZED.........................................   700,000,000
                                                                      ============
Investments in Affiliated Investment Company at Cost................  $         --
                                                                      ============
Investments at Cost.................................................  $  2,844,192
                                                                      ============
Foreign Currencies at Cost..........................................  $         --
                                                                      ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $  2,629,141
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................           484
Accumulated Net Realized Gain (Loss)................................       250,534
Net Unrealized Foreign Exchange Gain (Loss).........................            --
Net Unrealized Appreciation (Depreciation)..........................     1,333,590
                                                                      ------------
NET ASSETS..........................................................  $  4,213,749
                                                                      ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                        U.S. CORE      U.S. CORE     U.S. VECTOR
                                                      U.S. SMALL CAP    EQUITY 1       EQUITY 2        EQUITY
                                                      VALUE PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                      --------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $1,459,443,
 $712,697, $1,030,739 and $369,531 of securities
 on loan, respectively).............................. $    9,470,398  $    7,536,491 $    9,966,682 $    2,889,233
Temporary Cash Investments at Value & Cost...........         58,724          31,599         33,429          6,584
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................      1,508,504         733,079      1,060,641        382,245
Cash.................................................          1,910             116            249            159
Receivables:
  Investment Securities Sold.........................         10,101              10             12             22
  Dividends and Interest.............................          3,208           5,183          6,608          1,491
  Securities Lending Income..........................            463             290            427            200
  Fund Shares Sold...................................          8,354          12,580         16,856          3,954
Prepaid Expenses and Other Assets....................            101             135            107             45
                                                      --------------  -------------- -------------- --------------
     Total Assets....................................     11,061,763       8,319,483     11,085,011      3,283,933
                                                      --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................      1,508,504         733,079      1,060,641        382,245
  Investment Securities Purchased....................         15,676          15,331         27,957          4,588
  Fund Shares Redeemed...............................          5,851           3,238          4,430          2,304
  Due to Advisor.....................................          3,973           1,061          1,654            722
Accrued Expenses and Other Liabilities...............            778             595            765            232
                                                      --------------  -------------- -------------- --------------
     Total Liabilities...............................      1,534,782         753,304      1,095,447        390,091
                                                      --------------  -------------- -------------- --------------
NET ASSETS........................................... $    9,526,981  $    7,566,179 $    9,989,564 $    2,893,842
                                                      ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $9,526,981; $7,566,179; $9,989,564 and
 $2,893,842 and shares outstanding of
 276,282,421; 480,572,749; 639,564,977 and
 185,306,591, respectively........................... $        34.48  $        15.74 $        15.62 $        15.62
                                                      ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................  1,700,000,000   1,500,000,000  2,300,000,000  1,000,000,000
                                                      ==============  ============== ============== ==============
Investments at Cost.................................. $    6,597,207  $    5,237,337 $    6,797,207 $    1,961,480
                                                      ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    6,214,232  $    5,218,221 $    6,704,700 $    1,923,097
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................          1,366          14,478         14,555          3,096
Accumulated Net Realized Gain (Loss).................        438,192          34,326        100,834         39,896
Net Unrealized Appreciation (Depreciation)...........      2,873,191       2,299,154      3,169,475        927,753
                                                      --------------  -------------- -------------- --------------
NET ASSETS........................................... $    9,526,981  $    7,566,179 $    9,989,564 $    2,893,842
                                                      ==============  ============== ============== ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                             DFA REAL
                                                                                              ESTATE       LARGE CAP
                                                             U.S. SMALL CAP U.S. MICRO CAP  SECURITIES   INTERNATIONAL
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $1,665,475, $805,423,
 $480,855 and $254,244 of securities on loan,
 respectively).............................................. $    7,426,595 $    4,683,423 $  4,650,418  $  2,743,088
Temporary Cash Investments at Value & Cost..................         36,843         12,694       14,133            --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................             --             --           --           339
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,718,441        834,896      497,984       249,000
Foreign Currencies at Value.................................             --             --           --         5,513
Cash........................................................            763          1,180           --         7,027
Receivables:
  Investment Securities Sold................................         13,342          5,015           --            --
  Dividends, Interest and Tax Reclaims......................          2,095          1,445        6,298         6,568
  Securities Lending Income.................................            765            647           72           177
  Fund Shares Sold..........................................          8,859          2,100        9,344         1,319
Prepaid Expenses and Other Assets...........................             55             47           53            21
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................      9,207,758      5,541,447    5,178,302     3,013,052
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,718,441        834,896      497,984       249,339
  Investment Securities Purchased...........................         34,151          6,291           --         4,905
  Fund Shares Redeemed......................................          5,540          2,072        1,957         2,851
  Due to Advisor............................................          2,166          1,966          492           574
Unrealized Loss on Foreign Currency Contracts...............             --             --           --            13
Accrued Expenses and Other Liabilities......................            633            391          451           256
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      1,760,931        845,616      500,884       257,938
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    7,446,827 $    4,695,831 $  4,677,418  $  2,755,114
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $7,446,827; $4,695,831; $4,677,418 and $2,755,114
 and shares outstanding of 248,001,921; 239,125,446;
 168,423,065 and 124,102,982, respectively.................. $        30.03 $        19.64 $      27.77  $      22.20
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $    5,223,959 $    3,062,833 $  3,317,741  $  2,105,213
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $      5,504
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    5,020,485 $    2,867,133 $  3,572,655  $  2,345,517
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          3,164          1,656       32,390         6,579
Accumulated Net Realized Gain (Loss)........................        220,542        206,452     (260,304)     (234,908)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --            42
Net Unrealized Appreciation (Depreciation)..................      2,202,636      1,620,590    1,332,677       637,884
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    7,446,827 $    4,695,831 $  4,677,418  $  2,755,114
                                                             ============== ============== ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                             INTERNATIONAL    JAPANESE    ASIA PACIFIC
                                                              INTERNATIONAL      SMALL          SMALL        SMALL
                                                               CORE EQUITY      COMPANY        COMPANY      COMPANY
                                                               PORTFOLIO*      PORTFOLIO      PORTFOLIO    PORTFOLIO
                                                             --------------  -------------- ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --  $    8,509,407 $    414,295  $    331,292
Investments at Value (including $1,069,370, $0, $0 and $0
 of securities on loan, respectively)....................... $    9,434,976              --           --            --
Temporary Cash..............................................             --          12,173           --            --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................          4,951              --           --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,075,000              --           --            --
Foreign Currencies at Value.................................          2,087              --           --            --
Cash........................................................         38,004              --           --            --
Receivables:
  Investment Securities Sold................................            380              --           --            --
  Dividends, Interest and Tax Reclaims......................         21,328              --           --            --
  Securities Lending Income.................................            771              --           --            --
  Fund Shares Sold..........................................         17,948           4,045           --            15
Prepaid Expenses and Other Assets...........................            127              56            7             7
                                                             --------------  -------------- ------------  ------------
     Total Assets...........................................     10,595,572       8,525,681      414,302       331,314
                                                             --------------  -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,079,951              --           --            --
  Investment Securities Purchased...........................            647              --           --            --
  Fund Shares Redeemed......................................          2,917           1,771            6             7
  Due to Advisor............................................          2,762           2,846          140           112
Accrued Expenses and Other Liabilities......................            829             347           24            29
                                                             --------------  -------------- ------------  ------------
     Total Liabilities......................................      1,087,106           4,964          170           148
                                                             --------------  -------------- ------------  ------------
NET ASSETS.................................................. $    9,508,466  $    8,520,717 $    414,132  $    331,166
                                                             ==============  ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $9,508,466; $8,520,717; $414,132 and $331,166 and
 shares outstanding of 756,633,598; 439,239,988;
 21,422,259 and 13,342,290, respectively.................... $        12.57  $        19.40 $      19.33  $      24.82
                                                             ==============  ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000   1,500,000,000  100,000,000   100,000,000
                                                             ==============  ============== ============  ============
Investments in Affiliated Investment Companies at Cost...... $           --  $    6,870,590 $    389,680  $    301,332
                                                             ==============  ============== ============  ============
Investments at Cost......................................... $    7,979,985  $           -- $         --  $         --
                                                             ==============  ============== ============  ============
Foreign Currencies at Cost.................................. $        2,101  $           -- $         --  $         --
                                                             ==============  ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    8,141,579  $    6,624,670 $    452,510  $    321,830
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         27,329          27,083        6,178         6,418
Accumulated Net Realized Gain (Loss)........................       (115,510)        230,130      (69,159)      (27,045)
Net Unrealized Foreign Exchange Gain (Loss).................             91              17          (12)            3
Net Unrealized Appreciation (Depreciation)..................      1,454,977       1,638,817       24,615        29,960
                                                             --------------  -------------- ------------  ------------
NET ASSETS.................................................. $    9,508,466  $    8,520,717 $    414,132  $    331,166
                                                             ==============  ============== ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                        DFA
                                                                          UNITED      CONTINENTAL  INTERNATIONAL  DFA GLOBAL
                                                                       KINGDOM SMALL     SMALL      REAL ESTATE   REAL ESTATE
                                                                          COMPANY       COMPANY     SECURITIES    SECURITIES
                                                                         PORTFOLIO     PORTFOLIO    PORTFOLIO*     PORTFOLIO
                                                                       ------------- ------------  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value............... $     37,114  $    170,800            --  $  2,077,850
Investments at Value (including $0, $0, $131,048 and $0 of securities
 on loan, respectively)...............................................           --            --  $  2,144,767            --
Temporary Cash Investments at Value & Cost............................           --            --            --         8,697
Collateral Received from Securities on Loan at Value & Cost...........           --            --            69            --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost.................................................................           --            --       174,000            --
Foreign Currencies at Value...........................................           --            --           673            --
Cash..................................................................           --            --        11,903            --
Receivables:
  Investment Securities/Affiliated Investment Company Sold............           --            --           103            --
  Dividends, Interest and Tax Reclaims................................           --            --         6,543             2
  Securities Lending Income...........................................           --            --           105            --
  Fund Shares Sold....................................................           --            97         3,134         4,833
Unrealized Gain on Foreign Currency Contracts.........................           --            --             3            --
Prepaid Expenses and Other Assets.....................................            7             7            20            55
                                                                       ------------  ------------  ------------  ------------
     Total Assets.....................................................       37,121       170,904     2,341,320     2,091,437
                                                                       ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned....................................           --            --       174,069            --
  Investment Securities/Affiliated Investment Company Purchased.......           --            --         6,827         7,624
  Fund Shares Redeemed................................................           --            18           549           955
  Due to Advisor......................................................           12            57           626             2
Unrealized Loss on Foreign Currency Contracts.........................           --            --            28            --
Accrued Expenses and Other Liabilities................................           13            23           244           149
                                                                       ------------  ------------  ------------  ------------
     Total Liabilities................................................           25            98       182,343         8,730
                                                                       ------------  ------------  ------------  ------------
NET ASSETS............................................................ $     37,096  $    170,806  $  2,158,977  $  2,082,707
                                                                       ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $37,096;
 $170,806; $2,158,977 and $2,082,707 and shares outstanding of
 1,003,742; 8,428,839; 393,952,649 and 217,181,753,
 respectively......................................................... $      36.96  $      20.26  $       5.48  $       9.59
                                                                       ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED...........................................  100,000,000   100,000,000   700,000,000   500,000,000
                                                                       ============  ============  ============  ============
Investments in Affiliated Investment Companies at Cost................ $     22,831  $    132,148  $         --  $  1,711,546
                                                                       ============  ============  ============  ============
Investments at Cost................................................... $         --  $         --  $  1,877,357  $         --
                                                                       ============  ============  ============  ============
Foreign Currencies at Cost............................................ $         --  $         --  $        675  $         --
                                                                       ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital....................................................... $     22,451  $    158,589  $  2,279,985  $  1,738,841
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)...................................................          129            92      (147,973)       11,624
Accumulated Net Realized Gain (Loss)..................................          229       (26,656)     (240,429)      (34,062)
Net Unrealized Foreign Exchange Gain (Loss)...........................            4           129           (14)           --
Net Unrealized Appreciation (Depreciation)............................       14,283        38,652       267,408       366,304
                                                                       ------------  ------------  ------------  ------------
NET ASSETS............................................................ $     37,096  $    170,806  $  2,158,977  $  2,082,707
                                                                       ============  ============  ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   DFA
                                                              INTERNATIONAL   INTERNATIONAL                 WORLD EX U.S.
                                                                SMALL CAP     VECTOR EQUITY  WORLD EX U.S.  TARGETED VALUE
                                                             VALUE PORTFOLIO*  PORTFOLIO*   VALUE PORTFOLIO   PORTFOLIO
                                                             ---------------- ------------- --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................              --            --   $    117,454    $     95,939
Investments at Value (including $1,010,674, $116,713,
 $0, $0 and $0 of securities on loan, respectively).........  $   11,112,474  $  1,081,903             --              --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................              75           151             --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................       1,053,000       119,000             --              --
Foreign Currencies at Value.................................           3,627         1,115             --              --
Cash........................................................               8         9,288             49             225
Receivables:
  Investment Securities Sold................................           4,725            74             --              --
  Dividends, Interest and Tax Reclaims......................          26,463         2,442             --              --
  Securities Lending Income.................................           1,373           102             --              --
  Fund Shares Sold..........................................          16,462           568            152              21
  From Advisor..............................................              --            --             --              --
Unrealized Gain on Foreign Currency Contracts...............               5            --             --              --
Deferred Offering Costs.....................................              --            --             --              --
Prepaid Expenses and Other Assets...........................              77            22             14              25
                                                              --------------  ------------   ------------    ------------
    Total Assets............................................      12,218,289     1,214,665        117,669          96,210
                                                              --------------  ------------   ------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................       1,053,075       119,151             --              --
  Investment Securities Purchased...........................           2,598         3,507             --             158
  Fund Shares Redeemed......................................           2,740           694              4              --
  Due to Advisor............................................           6,051           405             60              19
  Loan Payable..............................................           4,016            --             --              --
Unrealized Loss on Foreign Currency Contracts...............              --             6             --              --
Accrued Expenses and Other Liabilities......................             910           128             18              23
                                                              --------------  ------------   ------------    ------------
    Total Liabilities.......................................       1,069,390       123,891             82             200
                                                              --------------  ------------   ------------    ------------
NET ASSETS..................................................  $   11,148,899  $  1,090,774   $    117,587    $     96,010
                                                              ==============  ============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $11,148,899; $1,090,774; $117,587; $96,010 and
 $129,720 and shares outstanding of 552,640,203;
 92,844,717; 9,853,403; 7,704,431 and 12,048,498,
 respectively...............................................  $        20.17  $      11.75   $      11.93    $      12.46
                                                              ==============  ============   ============    ============
NUMBER OF SHARES AUTHORIZED.................................   2,300,000,000   500,000,000    100,000,000     100,000,000
                                                              ==============  ============   ============    ============
Investments in Affiliated Investment Companies at
 Cost.......................................................  $           --  $         --   $    102,161    $     84,293
                                                              ==============  ============   ============    ============
Investments at Cost.........................................  $    9,094,196  $    859,491   $         --    $         --
                                                              ==============  ============   ============    ============
Foreign Currencies at Cost..................................  $        3,630  $      1,125   $         --    $         --
                                                              ==============  ============   ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $    8,953,361  $    858,839   $    105,007    $     83,251
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          15,456         2,486            187              15
Accumulated Net Realized Gain (Loss)........................         161,681         7,027         (2,868)          1,098
Net Unrealized Foreign Exchange Gain (Loss).................             126            20            (32)             --
Net Unrealized Appreciation (Depreciation)..................       2,018,275       222,402         15,293          11,646
                                                              --------------  ------------   ------------    ------------
NET ASSETS..................................................  $   11,148,899  $  1,090,774   $    117,587    $     96,010
                                                              ==============  ============   ============    ============

                                                             WORLD EX U.S.
                                                              CORE EQUITY
                                                               PORTFOLIO
                                                             -------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $    129,435
Investments at Value (including $1,010,674, $116,713,
 $0, $0 and $0 of securities on loan, respectively).........           --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................           --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................           --
Foreign Currencies at Value.................................           --
Cash........................................................          230
Receivables:
  Investment Securities Sold................................           --
  Dividends, Interest and Tax Reclaims......................           --
  Securities Lending Income.................................           --
  Fund Shares Sold..........................................          295
  From Advisor..............................................           13
Unrealized Gain on Foreign Currency Contracts...............           --
Deferred Offering Costs.....................................            3
Prepaid Expenses and Other Assets...........................            2
                                                             ------------
    Total Assets............................................      129,978
                                                             ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --
  Investment Securities Purchased...........................          165
  Fund Shares Redeemed......................................           68
  Due to Advisor............................................           --
  Loan Payable..............................................           --
Unrealized Loss on Foreign Currency Contracts...............           --
Accrued Expenses and Other Liabilities......................           25
                                                             ------------
    Total Liabilities.......................................          258
                                                             ------------
NET ASSETS.................................................. $    129,720
                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $11,148,899; $1,090,774; $117,587; $96,010 and
 $129,720 and shares outstanding of 552,640,203;
 92,844,717; 9,853,403; 7,704,431 and 12,048,498,
 respectively............................................... $      10.77
                                                             ============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000
                                                             ============
Investments in Affiliated Investment Companies at
 Cost....................................................... $    117,715
                                                             ============
Investments at Cost......................................... $         --
                                                             ============
Foreign Currencies at Cost.................................. $         --
                                                             ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    118,032
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................           (1)
Accumulated Net Realized Gain (Loss)........................          (31)
Net Unrealized Foreign Exchange Gain (Loss).................           --
Net Unrealized Appreciation (Depreciation)..................       11,720
                                                             ------------
NET ASSETS.................................................. $    129,720
                                                             ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  SELECTIVELY
                                                                 HEDGED GLOBAL   EMERGING      EMERGING      EMERGING
                                                                    EQUITY        MARKETS    MARKETS SMALL MARKETS VALUE
                                                                   PORTFOLIO     PORTFOLIO   CAP PORTFOLIO   PORTFOLIO
                                                                 ------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value......... $     87,628  $  3,653,887  $  4,037,180  $   19,256,425
Investments at Value (including $0, $0, $0, $0 and $1,608,604
 of securities on loan, respectively)...........................           --            --            --              --
Temporary Cash..................................................        1,210            --            --              --
Collateral Received from Securities on Loan at Value & Cost.....           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................           --            --            --              --
Segregated Cash for Futures Contracts...........................          160            --            --              --
Foreign Currencies at Value.....................................           --            --            --              --
Cash............................................................        2,466            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.........................................................           --            --            --              --
  Dividends, Interest and Tax Reclaims..........................           --            --            --              --
  Securities Lending Income.....................................           --            --            --              --
  Fund Shares Sold..............................................           16         4,737         7,077          25,739
Unrealized Gain on Forward Currency Contracts...................           90            --            --              --
Unrealized Gain on Foreign Currency Contracts...................           --            --            --              --
Prepaid Expenses and Other Assets...............................           14            34            38             113
                                                                 ------------  ------------  ------------  --------------
    Total Assets................................................       91,584     3,658,658     4,044,295      19,282,277
                                                                 ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased....................................................          130            --            --              --
  Fund Shares Redeemed..........................................           --         1,462           678           6,126
  Due to Advisor................................................            9         1,222         1,520           6,454
  Futures Margin Variation......................................           19            --            --              --
Unrealized Loss on Forward Currency Contracts...................           62            --            --              --
Unrealized Loss on Foreign Currency Contracts...................           --            --            --              --
Accrued Expenses and Other Liabilities..........................           16           234           234             790
                                                                 ------------  ------------  ------------  --------------
    Total Liabilities...........................................          236         2,918         2,432          13,370
                                                                 ------------  ------------  ------------  --------------
NET ASSETS...................................................... $     91,348  $  3,655,740  $  4,041,863  $   19,268,907
                                                                 ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0; $106,070 and $0 and shares outstanding of 0; 0; 0; 3,624,435 and 0,
 respectively...................................................          N/A           N/A           N/A  $        29.27
                                                                 ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of $91,348;
 $3,655,740; $4,041,863; $19,162,837 and $13,020,962 and
 shares outstanding of 6,704,078; 135,555,592; 191,570,612;
 654,558,013 and 648,059,947, respectively...................... $      13.63  $      26.97  $      21.10  $        29.28
                                                                 ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.....................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                                 ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost.......... $     72,257  $  2,522,235  $  3,582,521  $   18,840,667
                                                                 ============  ============  ============  ==============
Investments at Cost............................................. $         --  $         --  $         --  $           --
                                                                 ============  ============  ============  ==============
Foreign Currencies at Cost...................................... $         --  $         --  $         --  $           --
                                                                 ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $     74,110  $  2,497,624  $  3,528,355  $   18,578,622
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................        1,390         6,855         8,340          14,817
Accumulated Net Realized Gain (Loss)............................          316        19,648        50,600         259,622
Net Unrealized Foreign Exchange Gain (Loss).....................           28           (39)          (91)             88
Net Unrealized Appreciation (Depreciation)......................       15,504     1,131,652       454,659         415,758
                                                                 ------------  ------------  ------------  --------------
NET ASSETS...................................................... $     91,348  $  3,655,740  $  4,041,863  $   19,268,907
                                                                 ============  ============  ============  ==============

                                                                    EMERGING
                                                                  MARKETS CORE
                                                                     EQUITY
                                                                   PORTFOLIO*
                                                                 --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.........             --
Investments at Value (including $0, $0, $0, $0 and $1,608,604
 of securities on loan, respectively)........................... $   12,892,198
Temporary Cash..................................................             --
Collateral Received from Securities on Loan at Value & Cost.....         10,967
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................      1,372,000
Segregated Cash for Futures Contracts...........................             --
Foreign Currencies at Value.....................................         17,201
Cash............................................................        136,988
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.........................................................            315
  Dividends, Interest and Tax Reclaims..........................         13,712
  Securities Lending Income.....................................          2,510
  Fund Shares Sold..............................................         14,939
Unrealized Gain on Forward Currency Contracts...................             --
Unrealized Gain on Foreign Currency Contracts...................              1
Prepaid Expenses and Other Assets...............................            118
                                                                 --------------
    Total Assets................................................     14,460,949
                                                                 --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................      1,382,967
  Investment Securities/Affiliated Investment Companies
   Purchased....................................................         46,763
  Fund Shares Redeemed..........................................          2,574
  Due to Advisor................................................          5,969
  Futures Margin Variation......................................             --
Unrealized Loss on Forward Currency Contracts...................             --
Unrealized Loss on Foreign Currency Contracts...................             84
Accrued Expenses and Other Liabilities..........................          1,630
                                                                 --------------
    Total Liabilities...........................................      1,439,987
                                                                 --------------
NET ASSETS...................................................... $   13,020,962
                                                                 ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0; $106,070 and $0 and shares outstanding of 0; 0; 0; 3,624,435 and 0,
 respectively...................................................            N/A
                                                                 ==============
Institutional Class Shares -- based on net assets of $91,348;
 $3,655,740; $4,041,863; $19,162,837 and $13,020,962 and
 shares outstanding of 6,704,078; 135,555,592; 191,570,612;
 654,558,013 and 648,059,947, respectively...................... $        20.09
                                                                 ==============
NUMBER OF SHARES AUTHORIZED.....................................  1,000,000,000
                                                                 ==============
Investments in Affiliated Investment Companies at Cost.......... $           --
                                                                 ==============
Investments at Cost............................................. $   11,668,794
                                                                 ==============
Foreign Currencies at Cost...................................... $       17,301
                                                                 ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $   11,819,210
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................         31,355
Accumulated Net Realized Gain (Loss)............................        (52,859)
Net Unrealized Foreign Exchange Gain (Loss).....................            (48)
Net Unrealized Appreciation (Depreciation)......................      1,223,304
                                                                 --------------
NET ASSETS...................................................... $   13,020,962
                                                                 ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                 ENHANCED
                                                                                U.S. LARGE  U.S. LARGE  U.S. LARGE  U.S. TARGETED
                                                                                 COMPANY    CAP EQUITY  CAP VALUE       VALUE
                                                                                PORTFOLIO  PORTFOLIO(A) PORTFOLIO*    PORTFOLIO
                                                                                ---------- ------------ ----------  -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends....................................................................       --          --    $  209,457           --
  Interest.....................................................................       --          --            42           --
  Income from Securities Lending...............................................       --          --         1,778           --
  Expenses Allocated from Affiliated Investment Company........................       --          --       (11,525)          --
                                                                                 -------     -------    ----------   ----------
    Total Net Investment Income Received from Affiliated Investment Company....       --          --       199,752           --
                                                                                 -------     -------    ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $7, respectively).  $   149     $   648            --   $   56,850
  Interest.....................................................................    1,614           1            --           33
  Income from Securities Lending...............................................       --          12            --        2,392
                                                                                 -------     -------    ----------   ----------
    Total Investment Income....................................................    1,763         661            --       59,275
                                                                                 -------     -------    ----------   ----------
FUND EXPENSES
  Investment Advisory Services Fees............................................      101          56            --        3,667
  Administrative Services Fees.................................................      303          --        15,211        9,173
  Accounting & Transfer Agent Fees.............................................       27           1            95          284
  S&P 500(R) Fees..............................................................        9          --            --           --
  Shareholder Servicing Fees --
   Class R1 Shares.............................................................       --          --            --           41
   Class R2 Shares.............................................................       --          --            --           43
  Custodian Fees...............................................................       10           3            --           56
  Filing Fees..................................................................       25          16           173          107
  Shareholders' Reports........................................................        5           1           220          105
  Directors'/Trustees' Fees & Expenses.........................................        2          --           104           38
  Professional Fees............................................................        6           2            36          104
  Organizational & Offering Costs..............................................       --          15            --           --
  Other........................................................................        5          --           133           68
                                                                                 -------     -------    ----------   ----------
    Total Expenses.............................................................      493          94        15,972       13,686
                                                                                 -------     -------    ----------   ----------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees Recovered
   by Advisor (Note C).........................................................       --         (24)           --           --
  Fees Paid Indirectly.........................................................       (4)         --            --           --
                                                                                 -------     -------    ----------   ----------
  Net Expenses.................................................................      489          70        15,972       13,686
                                                                                 -------     -------    ----------   ----------
  NET INVESTMENT INCOME (LOSS).................................................    1,274         591       183,780       45,589
                                                                                 -------     -------    ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................................................     (238)         37       819,592      274,964
   Futures.....................................................................   40,444          --            --        4,864
   Foreign Currency Transactions...............................................     (934)         --            --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..................................    1,803      10,560     2,030,120      903,746
   Futures.....................................................................    5,088          --            --           --
   Translation of Foreign Currency Denominated Amounts.........................      946          --            --           --
                                                                                 -------     -------    ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)......................................   47,109      10,597     2,849,712    1,183,574
                                                                                 -------     -------    ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................  $48,383     $11,188    $3,033,492   $1,229,163
                                                                                 =======     =======    ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

(a)The Portfolio commenced operations on June 25, 2013.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                   U.S. SMALL U.S. CORE  U.S. CORE  U.S. VECTOR
                                                                   CAP VALUE  EQUITY 1   EQUITY 2     EQUITY
                                                                   PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO
                                                                   ---------- ---------- ---------- -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $14, $118, $71 and
   $18, respectively)............................................. $  142,119 $  117,896 $  159,821  $ 42,692
  Interest........................................................         57         53         50        17
  Income from Securities Lending..................................      4,865      3,281      5,088     2,129
                                                                   ---------- ---------- ----------  --------
     Total Investment Income......................................    147,041    121,230    164,959    44,838
                                                                   ---------- ---------- ----------  --------
EXPENSES
  Investment Advisory Services Fees...............................     16,390     10,454     16,869     7,397
  Administrative Services Fees....................................     24,594         --         --        --
  Accounting & Transfer Agent Fees................................        620        463        636       192
  Custodian Fees..................................................        106         91        102        39
  Filing Fees.....................................................        123        215        183        67
  Shareholders' Reports...........................................        162         83        125        59
  Directors'/Trustees' Fees & Expenses............................         85         63         87        25
  Professional Fees...............................................        224        177        243        71
  Other...........................................................        143        107        151        53
                                                                   ---------- ---------- ----------  --------
     Total Expenses...............................................     42,447     11,653     18,396     7,903
                                                                   ---------- ---------- ----------  --------
  NET INVESTMENT INCOME (LOSS)....................................    104,594    109,577    146,563    36,935
                                                                   ---------- ---------- ----------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................    467,388     48,730    106,205    42,264
    Futures.......................................................      4,175         --         --       (48)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.........................................  2,087,253  1,549,261  2,176,008   684,534
                                                                   ---------- ---------- ----------  --------
NET REALIZED AND UNREALIZED GAIN (LOSS)...........................  2,558,816  1,597,991  2,282,213   726,750
                                                                   ---------- ---------- ----------  --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS....................................................... $2,663,410 $1,707,568 $2,428,776  $763,685
                                                                   ========== ========== ==========  ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                               DFA REAL
                                                                                                ESTATE     LARGE CAP
                                                                   U.S. SMALL    U.S. MICRO   SECURITIES INTERNATIONAL
                                                                  CAP PORTFOLIO CAP PORTFOLIO PORTFOLIO    PORTFOLIO
                                                                  ------------- ------------- ---------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $33, $21, $0 and
   $5,868, respectively).........................................  $   86,192    $   60,045    $110,387    $ 71,899
  Interest.......................................................          48            19          37           3
  Income from Securities Lending.................................      11,185         7,558         650       3,593
                                                                   ----------    ----------    --------    --------
     Total Investment Income.....................................      97,425        67,622     111,074      75,495
                                                                   ----------    ----------    --------    --------
EXPENSES
  Investment Advisory Services Fees..............................       1,722         4,027       7,278       5,952
  Administrative Services Fees...................................      18,376        16,113          --          --
  Accounting & Transfer Agent Fees...............................         426           310         335         196
  Custodian Fees.................................................          95            66          46         317
  Filing Fees....................................................         204            70         145          73
  Shareholders' Reports..........................................         120            88         142          92
  Directors'/Trustees' Fees & Expenses...........................          58            42          45          25
  Professional Fees..............................................         150           111         133          78
  Other..........................................................          95            73          75          65
                                                                   ----------    ----------    --------    --------
     Total Expenses..............................................      21,246        20,900       8,199       6,798
                                                                   ----------    ----------    --------    --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived
   Fees Recovered by Advisor (Note C)............................          --            --        (521)         --
  Fees Paid Indirectly...........................................          --            --          --          (9)
                                                                   ----------    ----------    --------    --------
     Net Expenses................................................      21,246        20,900       7,678       6,789
                                                                   ----------    ----------    --------    --------
NET INVESTMENT INCOME (LOSS).....................................      76,179        46,722     103,396      68,706
                                                                   ----------    ----------    --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment Securities.          --            --      15,455          --
Net Realized Gain (Loss) on:
    Investment Securities Sold...................................     252,589       227,715      15,023     (15,210)
    Futures......................................................        (331)         (423)         --          --
    Foreign Currency Transactions*...............................           1            --          --        (394)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...................   1,551,354     1,117,408     254,603     476,010
    Translation of Foreign Currency Denominated Amounts..........          --            --          --         154
                                                                   ----------    ----------    --------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)........................   1,803,613     1,344,700     285,081     460,560
                                                                   ----------    ----------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS......................................................  $1,879,792    $1,391,422    $388,477    $529,266
                                                                   ==========    ==========    ========    ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                            INTERNATIONAL  JAPANESE   ASIA PACIFIC
                                                              INTERNATIONAL     SMALL        SMALL       SMALL
                                                               CORE EQUITY     COMPANY      COMPANY     COMPANY
                                                                PORTFOLIO    PORTFOLIO *  PORTFOLIO * PORTFOLIO *
                                                              ------------- ------------- ----------- ------------
INVESTMENT INCOME
 Net Investment Income Allocated from Affiliated Investment
   Companies:
 Dividends (Net of Foreign Taxes Withheld of $0, $15,423,
   $653 and $371, respectively)..............................          --    $  200,898    $  7,733     $12,023
 Interest....................................................          --            59          --          --
 Income from Securities Lending..............................          --        19,252         622       1,038
 Expenses Allocated from Affiliated Investment
   Companies.................................................          --        (9,826)       (577)       (391)
                                                               ----------    ----------    --------     -------
     Total Net Investment Income Received from Affiliated
       Investment Companies..................................          --       210,383       7,778      12,670
                                                               ----------    ----------    --------     -------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $18,128, $0,
   $0 and $0, respectively)..................................  $  233,217            --          --          --
 Interest....................................................           4            21          --          --
 Income from Securities Lending..............................      14,944            --          --          --
                                                               ----------    ----------    --------     -------
     Total Investment Income.................................     248,165            21          --          --
                                                               ----------    ----------    --------     -------
FUND EXPENSES
 Investment Advisory Services Fees...........................      27,343            --          --          --
 Administrative Services Fees................................          --        29,296       1,621       1,087
 Accounting & Transfer Agent Fees............................         593            84          22          21
 Custodian Fees..............................................       1,233             1          --          --
 Filing Fees.................................................         300           129          17          24
 Shareholders' Reports.......................................         163           194           4           4
 Directors'/Trustees' Fees & Expenses........................          81            77           4           3
 Professional Fees...........................................         272            40           4           3
 Other.......................................................         181           102           5           3
                                                               ----------    ----------    --------     -------
     Total Expenses..........................................      30,166        29,923       1,677       1,145
                                                               ----------    ----------    --------     -------
 Fees Paid Indirectly........................................         (31)           --          --          --
                                                               ----------    ----------    --------     -------
 Net Expenses................................................      30,135        29,923       1,677       1,145
                                                               ----------    ----------    --------     -------
 NET INVESTMENT INCOME (LOSS)................................     218,030       180,481       6,101      11,525
                                                               ----------    ----------    --------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
   Investment Securities Sold................................     (10,392)      262,518       5,783        (255)
   Futures...................................................          --           (29)         --          --
   Foreign Currency Transactions**...........................      (2,185)       (2,035)       (468)          9
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency................   1,736,462     1,540,906      94,197      17,462
   Futures...................................................          --            30          --          --
   Translation of Foreign Currency Denominated
     Amounts.................................................         312           438          26          (1)
                                                               ----------    ----------    --------     -------
 NET REALIZED AND UNREALIZED GAIN (LOSS).....................   1,724,197     1,801,828      99,538      17,215
                                                               ----------    ----------    --------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.................................................  $1,942,227    $1,982,309    $105,639     $28,740
                                                               ==========    ==========    ========     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $14, $27, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                            UNITED                    DFA
                                                                           KINGDOM   CONTINENTAL INTERNATIONAL DFA GLOBAL
                                                                            SMALL       SMALL     REAL ESTATE  REAL ESTATE
                                                                           COMPANY     COMPANY    SECURITIES   SECURITIES
                                                                          PORTFOLIO* PORTFOLIO*    PORTFOLIO    PORTFOLIO
                                                                          ---------- ----------- ------------- -----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends (Net of Foreign Taxes Withheld of $2, $409, $0 and $0,
   respectively).........................................................  $ 1,124     $ 2,859           --           --
  Income Distributions Received from Affiliated Investment Companies.....       --          --           --     $ 85,254
  Interest...............................................................       --           3           --           --
  Income from Securities Lending.........................................        7         477           --           --
  Expenses Allocated from Affiliated Investment Company..................      (41)       (167)          --           --
                                                                           -------     -------     --------     --------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................    1,090       3,172           --       85,254
                                                                           -------     -------     --------     --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $8,213 and $0,
   respectively).........................................................       --          --     $ 77,512           --
  Interest...............................................................       --          --           --            6
  Income from Securities Lending.........................................       --          --        2,538           --
                                                                           -------     -------     --------     --------
     Total Fund Investment Income........................................       --          --       80,050            6
                                                                           -------     -------     --------     --------
FUND EXPENSES
  Investment Advisory Services Fees......................................       --          --        6,295        4,409
  Administrative Services Fees...........................................      134         490           --           --
  Accounting & Transfer Agent Fees.......................................       16          20          152           40
  Custodian Fees.........................................................       --          --          311           --
  Filing Fees............................................................       15          18          118          130
  Shareholders' Reports..................................................        1           3           71           50
  Directors'/Trustees' Fees & Expenses...................................       --           1           19           17
  Professional Fees......................................................        2           2           67           14
  Other..................................................................        1           3           41           19
                                                                           -------     -------     --------     --------
     Total Expenses......................................................      169         537        7,074        4,679
                                                                           -------     -------     --------     --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................      (12)         --           --       (3,761)
  Fees Paid Indirectly...................................................       --          --          (18)          --
                                                                           -------     -------     --------     --------
  Net Expenses...........................................................      157         537        7,056          918
                                                                           -------     -------     --------     --------
  NET INVESTMENT INCOME (LOSS)...........................................      933       2,635       72,994       84,342
                                                                           -------     -------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    2,545       2,298      (19,009)      (3,169)
    Futures..............................................................       --          29          888           --
    Foreign Currency Transactions**......................................       --          (3)        (860)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................    7,107      41,299      105,321       60,459
    Futures..............................................................       --         (29)          --           --
    Translation of Foreign Currency Denominated Amounts..................       --           7           18           --
                                                                           -------     -------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    9,652      43,601       86,358       57,290
                                                                           -------     -------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........  $10,585     $46,236     $159,352     $141,632
                                                                           =======     =======     ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $1, $7 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                  DFA
                                                             INTERNATIONAL                             WORLD EX U.S.
                                                               SMALL CAP   INTERNATIONAL WORLD EX U.S.   TARGETED
                                                                 VALUE     VECTOR EQUITY     VALUE         VALUE
                                                               PORTFOLIO     PORTFOLIO    PORTFOLIO*   PORTFOLIO*(A)
                                                             ------------- ------------- ------------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $0,
   $226, $68 and $0, respectively)..........................          --           --       $ 2,376       $   409
  Income Distributions Received from Affiliated Investment
   Companies................................................          --           --           139           753
  Income from Securities Lending............................          --           --           125            32
  Expenses Allocated from Affiliated Investment
   Companies................................................          --           --          (157)          (27)
                                                              ----------     --------       -------       -------
     Total Net Investment Income Received from
      Affiliated Investment Companies.......................          --           --         2,483         1,167
                                                              ----------     --------       -------       -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $17,253,
   $1,602, $0, $0 and $0, respectively).....................  $  251,726     $ 21,173            --            --
  Interest..................................................          36           --            --            --
  Income from Securities Lending............................      23,155        1,491            --            --
                                                              ----------     --------       -------       -------
     Total Investment Income................................     274,917       22,664            --            --
                                                              ----------     --------       -------       -------
FUND EXPENSES
  Investment Advisory Services Fees.........................      63,069        3,382           394           330
  Accounting & Transfer Agent Fees..........................         737           70            17            17
  Custodian Fees............................................       1,495          268             1             2
  Filing Fees...............................................         143           66            12            17
  Shareholders' Reports.....................................         223           15             1             1
  Directors'/Trustees' Fees & Expenses......................         102            7             1            --
  Professional Fees.........................................         325           22             5             5
  Organizational & Offering Costs...........................          --           --            --            53
  Other.....................................................         254           23             2             3
                                                              ----------     --------       -------       -------
     Total Expenses.........................................      66,348        3,853           433           428
                                                              ----------     --------       -------       -------
  Fees (Waived), Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C)................          --           --          (136)         (270)
  Fees Paid Indirectly......................................         (23)          (5)           --            --
                                                              ----------     --------       -------       -------
  Net Expenses..............................................      66,325        3,848           297           158
                                                              ----------     --------       -------       -------
  NET INVESTMENT INCOME (LOSS)..............................     208,592       18,816         2,186         1,009
                                                              ----------     --------       -------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment
   Securities...............................................          --           --            64           191
  Net Realized Gain (Loss) on:
   Investment Securities Sold...............................     179,935        8,277         3,077           947
   Futures..................................................          --           --           (12)            1
   Foreign Currency Transactions**..........................      (2,311)         (71)          (14)           (3)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............   2,722,774      172,846        13,382        11,646
   Futures..................................................          --           --            (1)           --
   Translation of Foreign Currency Denominated
    Amounts.................................................         666           46           (15)           --
                                                              ----------     --------       -------       -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................   2,901,064      181,098        16,481        12,782
                                                              ----------     --------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $3,109,656     $199,914       $18,667       $13,791
                                                              ==========     ========       =======       =======


                                                             WORLD EX U.S.
                                                              CORE EQUITY
                                                             PORTFOLIO(B)
                                                             -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $0,
   $226, $68 and $0, respectively)..........................         --
  Income Distributions Received from Affiliated Investment
   Companies................................................    $ 1,175
  Income from Securities Lending............................         --
  Expenses Allocated from Affiliated Investment
   Companies................................................         --
                                                                -------
     Total Net Investment Income Received from
      Affiliated Investment Companies.......................      1,175
                                                                -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $17,253,
   $1,602, $0, $0 and $0, respectively).....................         --
  Interest..................................................         --
  Income from Securities Lending............................         --
                                                                -------
     Total Investment Income................................         --
                                                                -------
FUND EXPENSES
  Investment Advisory Services Fees.........................        149
  Accounting & Transfer Agent Fees..........................          9
  Custodian Fees............................................          1
  Filing Fees...............................................         15
  Shareholders' Reports.....................................         --
  Directors'/Trustees' Fees & Expenses......................         --
  Professional Fees.........................................          5
  Organizational & Offering Costs...........................         21
  Other.....................................................          1
                                                                -------
     Total Expenses.........................................        201
                                                                -------
  Fees (Waived), Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C)................       (186)
  Fees Paid Indirectly......................................         --
                                                                -------
  Net Expenses..............................................         15
                                                                -------
  NET INVESTMENT INCOME (LOSS)..............................      1,160
                                                                -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment
   Securities...............................................         --
  Net Realized Gain (Loss) on:
   Investment Securities Sold...............................        (30)
   Futures..................................................         --
   Foreign Currency Transactions**..........................         --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............     11,720
   Futures..................................................         --
   Translation of Foreign Currency Denominated
    Amounts.................................................         --
                                                                -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................     11,690
                                                                -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $12,850
                                                                =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).

**Net of foreign capital gain taxes withheld of $6, $0, $0, $0 and $0, respectively.

(a)The Portfolio commenced operations on November 1, 2012.

(b)The Portfolio commenced operations on April 9, 2013.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                      SELECTIVELY              EMERGING   EMERGING     EMERGING
                                                                        HEDGED      EMERGING   MARKETS    MARKETS    MARKETS CORE
                                                                     GLOBAL EQUITY  MARKETS   SMALL CAP    VALUE        EQUITY
                                                                       PORTFOLIO   PORTFOLIO* PORTFOLIO* PORTFOLIO*   PORTFOLIO
                                                                     ------------- ---------- ---------- ----------  ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $11,156, $9,714,
   $65,223 and $0, respectively)....................................         --     $ 75,716   $ 80,545  $  418,282          --
  Income Distributions Received from Affiliated Investment
   Companies........................................................    $ 1,351           --         --          --          --
  Interest..........................................................         --            1         --          15          --
  Income from Securities Lending....................................         --        3,790     16,568      25,373          --
  Expenses Allocated from Affiliated Investment Company.............         --       (4,877)   (10,518)    (27,921)         --
                                                                        -------     --------   --------  ----------    --------
     Total Net Investment Income Received from Affiliated
      Investment Companies..........................................      1,351       74,630     86,595     415,749          --
                                                                        -------     --------   --------  ----------    --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and
   $34,892, respectively)...........................................         --           --         --          --    $254,568
  Interest..........................................................          4           --         --          --           5
  Income from Securities Lending....................................         --           --         --          --      24,569
                                                                        -------     --------   --------  ----------    --------
     Total Fund Investment Income...................................          4           --         --          --     279,142
                                                                        -------     --------   --------  ----------    --------
FUND EXPENSES
  Investment Advisory Services Fees.................................        206           --         --          --      59,368
  Administrative Services Fees......................................         --       12,576     16,494      71,800          --
  Accounting & Transfer Agent Fees..................................         15           44         47         162         811
  Shareholder Servicing Fees -- Class R2 Shares.....................         --           --         --         263          --
  Custodian Fees....................................................         --           --         --          --       5,473
  Filing Fees.......................................................         24          154        198         378         644
  Shareholders' Reports.............................................          1          118         63         251         231
  Directors'/Trustees' Fees & Expenses..............................          1           34         39         196         112
  Professional Fees.................................................          5           14         17          68         449
  Organizational & Offering Costs...................................          2           --         --          --          --
  Other.............................................................          1           45         53         259         229
                                                                        -------     --------   --------  ----------    --------
     Total Expenses.................................................        255       12,985     16,911      73,377      67,317
                                                                        -------     --------   --------  ----------    --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived
   Fees Recovered by Advisor (Note C)...............................       (217)          --         --          --          --
  Fees Paid Indirectly..............................................         --           --         --          --        (167)
                                                                        -------     --------   --------  ----------    --------
  Net Expenses......................................................         38       12,985     16,911      73,377      67,150
                                                                        -------     --------   --------  ----------    --------
  NET INVESTMENT INCOME (LOSS)......................................      1,317       61,645     69,684     342,372     211,992
                                                                        -------     --------   --------  ----------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies........................................................        115           --         --          --          --
   Net Realized Gain (Loss) on:
   Investment Securities Sold.......................................        (81)      22,235     64,325     296,735      (9,977)
   Futures..........................................................        545           --        452          --          --
   Foreign Currency Transactions**..................................        237         (124)    (1,227)     (2,807)     (2,207)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.......................     12,814      143,306    146,169     717,140     581,086
   Futures..........................................................        150           --          4          --          --
   Translation of Foreign Currency Denominated Amounts..............        121           (6)       (42)          7         (79)
                                                                        -------     --------   --------  ----------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................     13,901      165,411    209,681   1,011,075     568,823
                                                                        -------     --------   --------  ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.........................................................    $15,218     $227,056   $279,365  $1,353,447    $780,815
                                                                        =======     ========   ========  ==========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $1, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         ENHANCED U.S. LARGE  U.S. LARGE CAP    U.S. LARGE CAP VALUE
                                                          COMPANY PORTFOLIO  EQUITY PORTFOLIO         PORTFOLIO
                                                         ------------------  ---------------- ------------------------
                                                                                  PERIOD
                                                           YEAR      YEAR        JUNE 25,         YEAR         YEAR
                                                          ENDED     ENDED       2013(A) TO       ENDED        ENDED
                                                         OCT. 31,  OCT. 31,      OCT. 31,       OCT. 31,     OCT. 31,
                                                           2013      2012          2013           2013         2012
                                                         --------  --------     ----------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $  1,274  $  1,469      $    591     $   183,780  $   154,843
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................     (238)      245            37         819,592      318,427
    Futures.............................................   40,444    30,568            --              --           --
    Foreign Currency Transactions.......................     (934)    1,331            --              --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........    1,803       594        10,560       2,030,120      824,744
    Futures.............................................    5,088    (6,586)           --              --           --
    Translation of Foreign Currency Denominated
     Amounts............................................      946      (857)           --              --           --
                                                         --------  --------      --------     -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................   48,383    26,764        11,188       3,033,492    1,298,014
                                                         --------  --------      --------     -----------  -----------
Distributions From:
  Net Investment Income:
  Institutional Class Shares............................   (1,597)   (2,785)         (321)       (180,943)    (150,153)
                                                         --------  --------      --------     -----------  -----------
     Total Distributions................................   (1,597)   (2,785)         (321)       (180,943)    (150,153)
                                                         --------  --------      --------     -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................   49,190    26,869       127,286       2,669,600    1,501,347
  Shares Issued in Lieu of Cash Distributions...........    1,381     2,573           321         165,830      139,904
  Shares Redeemed.......................................  (74,528)  (34,538)       (3,067)     (2,059,492)  (1,794,871)
                                                         --------  --------      --------     -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................  (23,957)   (5,096)      124,540         775,938     (153,620)
                                                         --------  --------      --------     -----------  -----------
     Total Increase (Decrease) in Net Assets............   22,829    18,883       135,407       3,628,487      994,241
NET ASSETS
  Beginning of Period...................................  190,011   171,128            --       8,334,585    7,340,344
                                                         --------  --------      --------     -----------  -----------
  End of Period......................................... $212,840  $190,011      $135,407     $11,963,072  $ 8,334,585
                                                         ========  ========      ========     ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................    4,732     3,051        12,483         102,131       72,600
  Shares Issued in Lieu of Cash Distributions...........      142       314            30           6,512        6,979
  Shares Redeemed.......................................   (7,146)   (3,906)         (286)        (79,135)     (86,993)
                                                         --------  --------      --------     -----------  -----------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................   (2,272)     (541)       12,227          29,508       (7,414)
                                                         ========  ========      ========     ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $    200  $  2,005      $    281     $    28,203  $    25,366

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                           U.S. TARGETED VALUE      U.S. SMALL CAP VALUE
                                                                PORTFOLIO                 PORTFOLIO
                                                         -----------------------  ------------------------
                                                             YEAR        YEAR         YEAR         YEAR
                                                            ENDED       ENDED        ENDED        ENDED
                                                           OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                             2013        2012         2013         2012
                                                         -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $    45,589  $   29,117  $   104,594  $    53,970
  Capital Gain Distributions Received from Investment
   Securities...........................................          --          --           --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........................     274,964     181,414      467,388      430,201
   Futures..............................................       4,864       3,336        4,175          954
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities................................     903,746     176,832    2,087,253      522,870
   Futures..............................................          --          --           --         (536)
                                                         -----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................   1,229,163     390,699    2,663,410    1,007,459
                                                         -----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares......................................        (604)       (374)          --           --
   Class R2 Shares......................................        (171)        (76)          --           --
   Institutional Class Shares...........................     (44,723)    (24,124)     (97,302)     (50,536)
  Net Short-Term Gains:
   Class R1 Shares......................................        (162)         --           --           --
   Class R2 Shares......................................         (43)         --           --           --
   Institutional Class Shares...........................      (9,669)         --      (15,668)          --
  Net Long-Term Gains:
   Class R1 Shares......................................      (2,657)       (356)          --           --
   Class R2 Shares......................................        (709)        (86)          --           --
   Institutional Class Shares...........................    (158,843)    (19,426)    (380,218)     (89,379)
                                                         -----------  ----------  -----------  -----------
     Total Distributions................................    (217,581)    (44,442)    (493,188)    (139,915)
                                                         -----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................   1,069,213     782,957    1,700,691    1,130,039
  Shares Issued in Lieu of Cash Distributions...........     193,793      40,767      448,519      131,338
  Shares Redeemed.......................................  (1,112,648)   (662,151)  (1,880,921)  (1,581,314)
                                                         -----------  ----------  -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................     150,358     161,573      268,289     (319,937)
                                                         -----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net Assets............   1,161,940     507,830    2,438,511      547,607
NET ASSETS
  Beginning of Year.....................................   3,051,809   2,543,979    7,088,470    6,540,863
                                                         -----------  ----------  -----------  -----------
  End of Year........................................... $ 4,213,749  $3,051,809  $ 9,526,981  $ 7,088,470
                                                         ===========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................      54,473      48,542       56,681       45,152
  Shares Issued in Lieu of Cash Distributions...........      11,549       2,677       17,521        5,754
  Shares Redeemed.......................................     (56,250)    (40,606)     (64,686)     (62,499)
                                                         -----------  ----------  -----------  -----------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................       9,772      10,613        9,516      (11,593)
                                                         ===========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $       484  $    3,945  $     1,373  $        94

                                                            U.S. CORE EQUITY 1
                                                                PORTFOLIO
                                                         -----------------------
                                                             YEAR        YEAR
                                                            ENDED       ENDED
                                                           OCT. 31,    OCT. 31,
                                                             2013        2012
                                                         -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $   109,577  $   78,378
  Capital Gain Distributions Received from Investment
   Securities...........................................          --          36
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........................      48,730      35,359
   Futures..............................................          --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities................................   1,549,261     455,880
   Futures..............................................          --          --
                                                         -----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................   1,707,568     569,653
                                                         -----------  ----------
Distributions From:
  Net Investment Income:
   Class R1 Shares......................................          --          --
   Class R2 Shares......................................          --          --
   Institutional Class Shares...........................    (105,633)    (73,066)
  Net Short-Term Gains:
   Class R1 Shares......................................          --          --
   Class R2 Shares......................................          --          --
   Institutional Class Shares...........................          --          --
  Net Long-Term Gains:
   Class R1 Shares......................................          --          --
   Class R2 Shares......................................          --          --
   Institutional Class Shares...........................          --          --
                                                         -----------  ----------
     Total Distributions................................    (105,633)    (73,066)
                                                         -----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................................   2,012,312   1,316,460
  Shares Issued in Lieu of Cash Distributions...........      95,895      66,157
  Shares Redeemed.......................................  (1,020,936)   (733,642)
                                                         -----------  ----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................   1,087,271     648,975
                                                         -----------  ----------
     Total Increase (Decrease) in Net Assets............   2,689,206   1,145,562
NET ASSETS
  Beginning of Year.....................................   4,876,973   3,731,411
                                                         -----------  ----------
  End of Year........................................... $ 7,566,179  $4,876,973
                                                         ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................     144,586     114,530
  Shares Issued in Lieu of Cash Distributions...........       7,046       5,842
  Shares Redeemed.......................................     (73,616)    (63,857)
                                                         -----------  ----------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................      78,016      56,515
                                                         ===========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $    14,478  $   10,461

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   U.S. CORE EQUITY 2       U.S. VECTOR EQUITY        U.S. SMALL CAP
                                                        PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                ------------------------  ----------------------  ----------------------
                                                    YEAR         YEAR        YEAR        YEAR        YEAR        YEAR
                                                   ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                                  OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                    2013         2012        2013        2012        2013        2012
                                                -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $   146,563  $   111,804  $   36,935  $   28,165  $   76,179  $   47,882
  Capital Gain Distributions Received from
   Investment Securities.......................          --          105          --          18          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................     106,205       73,466      42,264      41,027     252,589     254,365
    Futures....................................          --           --         (48)       (850)       (331)         --
    Foreign Currency Transactions..............          --           --          --          --           1          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities......................   2,176,008      694,545     684,534     196,524   1,551,354     230,453
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   2,428,776      879,920     763,685     264,884   1,879,792     532,700
                                                -----------  -----------  ----------  ----------  ----------  ----------
Distributions From:
    Net Investment Income:
     Institutional Class Shares................    (143,640)     (99,623)    (34,959)    (26,665)    (74,990)    (41,256)
    Net Short-Term Gains:
     Institutional Class Shares................          --           --          --          --      (8,279)         --
    Net Long-Term Gains:
     Instituional Class Shares.................     (55,772)          --      (3,507)         --    (228,672)         --
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Total Distributions.......................    (199,412)     (99,623)    (38,466)    (26,665)   (311,941)    (41,256)
                                                -----------  -----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................   1,993,887    1,284,909     590,251     363,121   2,025,365   1,000,664
  Shares Issued in Lieu of Cash
   Distributions...............................     194,014       96,744      37,851      26,213     287,893      38,143
  Shares Redeemed..............................  (1,351,685)  (1,057,872)   (468,656)   (470,271)   (997,627)   (737,229)
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................     836,216      323,781     159,446     (80,937)  1,315,631     301,578
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................   3,065,580    1,104,078     884,665     157,282   2,883,482     793,022
NET ASSETS
  Beginning of Year............................   6,923,984    5,819,906   2,009,177   1,851,895   4,563,345   3,770,323
                                                -----------  -----------  ----------  ----------  ----------  ----------
  End of Year.................................. $ 9,989,564  $ 6,923,984  $2,893,842  $2,009,177  $7,446,827  $4,563,345
                                                ===========  ===========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................     145,060      113,356      43,824      33,038      76,522      45,541
  Shares Issued in Lieu of Cash
   Distributions...............................      14,935        8,679       2,932       2,473      12,811       1,786
  Shares Redeemed..............................     (98,040)     (93,203)    (34,484)    (42,602)    (38,832)    (33,325)
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................      61,955       28,832      12,272      (7,091)     50,501      14,002
                                                ===========  ===========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................ $    14,563  $    15,899  $    3,099  $    2,490  $    3,169  $    5,302

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                              DFA REAL ESTATESECURITIES LARGE CAP INTERNATIONAL
                                                     U.S. MICRO CAP PORTFOLIO        PORTFOLIO                 PORTFOLIO
                                                     ----------------------   ------------------------  ----------------------
                                                        YEAR         YEAR        YEAR         YEAR         YEAR        YEAR
                                                       ENDED        ENDED       ENDED        ENDED        ENDED       ENDED
                                                      OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                        2013         2012        2013         2012         2013        2012
                                                     ----------   ----------  ----------   ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $   46,722   $   33,720  $  103,396   $   78,788   $   68,706  $   63,623
  Capital Gain Distributions Received from
   Investment Securities............................         --           --      15,455       16,390           --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......................    227,715      220,675      15,023       (1,763)     (15,210)    (18,104)
   Futures..........................................       (423)         385          --          (46)          --          --
   Foreign Currency Transactions*...................         --           --          --           --         (394)       (353)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency........................................  1,117,408      166,031     254,603      355,961      476,010      69,627
   Translation of Foreign Currency Denominated
    Amounts.........................................         --           --          --           --          154         (82)
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................  1,391,422      420,811     388,477      449,330      529,266     114,711
                                                     ----------   ----------  ----------   ----------   ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......................    (46,915)     (30,423)   (102,731)     (99,783)     (70,787)    (60,808)
  Net Long-Term Gains:
   Institutional Class Shares.......................   (176,365)          --          --           --           --          --
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Total Distributions............................   (223,280)     (30,423)   (102,731)     (99,783)     (70,787)    (60,808)
                                                     ----------   ----------  ----------   ----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued.....................................    605,885      389,014   1,428,666      826,214      631,372     634,549
  Shares Issued in Lieu of Cash Distributions.......    207,612       28,484      99,760       96,714       66,684      57,573
  Shares Redeemed...................................   (723,766)    (627,647)   (853,143)    (654,733)    (457,180)   (394,415)
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Net Increase (Decrease) from Capital Share
      Transactions..................................     89,731     (210,149)    675,283      268,195      240,876     297,707
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Total Increase (Decrease) in Net Assets........  1,257,873      180,239     961,029      617,742      699,355     351,610
NET ASSETS
  Beginning of Year.................................  3,437,958    3,257,719   3,716,389    3,098,647    2,055,759   1,704,149
                                                     ----------   ----------  ----------   ----------   ----------  ----------
  End of Year....................................... $4,695,831   $3,437,958  $4,677,418   $3,716,389   $2,755,114  $2,055,759
                                                     ==========   ==========  ==========   ==========   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     36,865       27,509      51,717       32,929       31,421      36,185
  Shares Issued in Lieu of Cash Distributions.......     14,570        2,109       3,726        3,972        3,350       3,432
  Shares Redeemed...................................    (43,945)     (44,113)    (30,873)     (26,322)     (22,837)    (22,604)
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...........................      7,490      (14,495)     24,570       10,579       11,934      17,013
                                                     ==========   ==========  ==========   ==========   ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $    1,665   $    3,910  $   31,615   $   23,599   $    6,579  $    8,708

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     INTERNATIONAL CORE EQUITY    INTERNATIONAL SMALL       JAPANESE SMALL
                                                             PORTFOLIO             COMPANY PORTFOLIO      COMPANY PORTFOLIO
                                                     ------------------------  ------------------------  -------------------
                                                         YEAR         YEAR         YEAR         YEAR        YEAR      YEAR
                                                        ENDED        ENDED        ENDED        ENDED       ENDED     ENDED
                                                       OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,  OCT. 31,
                                                         2013         2012         2013         2012        2013      2012
                                                     -----------  -----------  -----------  -----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $   218,030  $   181,573  $   180,481  $   152,324  $   6,101  $  5,072
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......................     (10,392)     (40,937)     262,518       53,955      5,783    (5,341)
   Futures..........................................          --           --          (29)           9         --       (75)
   Foreign Currency Transactions**..................      (2,185)         114       (2,035)         401       (468)      120
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency........................................   1,736,462      185,568    1,540,906      133,610     94,197    (6,790)
   Futures..........................................          --           --           30           (1)        --         1
   Translation of Foreign Currency Denominated
    Amounts.........................................         312         (120)         438         (530)        26       (23)
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................   1,942,227      326,198    1,982,309      339,768    105,639    (7,036)
                                                     -----------  -----------  -----------  -----------  ---------  --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......................    (214,687)    (176,198)    (159,066)    (163,885)    (2,836)   (4,541)
  Net Long-Term Gains:
   Institutional Class Shares.......................          --           --      (39,012)    (108,621)        --        --
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Total Distributions............................    (214,687)    (176,198)    (198,078)    (272,506)    (2,836)   (4,541)
                                                     -----------  -----------  -----------  -----------  ---------  --------
Capital Share Transactions (1):
  Shares Issued.....................................   2,415,089    1,839,473    1,229,487    1,391,405    142,226   198,642
  Shares Issued in Lieu of Cash Distributions.......     206,673      169,856      188,769      262,078      2,638     4,202
  Shares Redeemed...................................  (1,323,574)  (1,072,475)  (1,104,930)  (1,131,600)  (127,503)  (60,419)
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................   1,298,188      936,854      313,326      521,883     17,361   142,425
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Total Increase (Decrease) in Net Assets........   3,025,728    1,086,854    2,097,557      589,145    120,164   130,848
NET ASSETS
  Beginning of Year.................................   6,482,738    5,395,884    6,423,160    5,834,015    293,968   163,120
                                                     -----------  -----------  -----------  -----------  ---------  --------
  End of Year....................................... $ 9,508,466  $ 6,482,738  $ 8,520,717  $ 6,423,160  $ 414,132  $293,968
                                                     ===========  ===========  ===========  ===========  =========  ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     213,883      190,598       72,452       95,525      8,814    12,557
  Shares Issued in Lieu of Cash Distributions.......      18,646       18,393       11,691       19,065        173       282
  Shares Redeemed...................................    (117,963)    (112,419)     (65,368)     (77,790)    (7,179)   (3,928)
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...........................     114,566       96,572       18,775       36,800      1,808     8,911
                                                     ===========  ===========  ===========  ===========  =========  ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $    27,329  $    25,255  $    27,396  $     3,290  $   6,178  $  1,728

----------
**Net of foreign capital gain taxes withheld of $14, $0, $27, $4, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         ASIA PACIFIC SMALL  UNITED KINGDOM SMALL  CONTINENTAL SMALL
                                                          COMPANY PORTFOLIO  COMPANY PORTFOLIO     COMPANY PORTFOLIO
                                                         ------------------  -------------------  ------------------
                                                           YEAR      YEAR      YEAR      YEAR       YEAR      YEAR
                                                          ENDED     ENDED     ENDED     ENDED      ENDED     ENDED
                                                         OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,
                                                           2013      2012      2013      2012       2013      2012
                                                         --------  --------  --------  --------   --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $ 11,525  $  7,452  $   933   $    856   $  2,635  $  3,068
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................     (255)    4,091    2,545       (281)     2,298    (2,677)
    Futures.............................................       --       (33)      --          6         29       (25)
    Foreign Currency Transactions*......................        9       (56)      --          6         (3)      (25)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........   17,462     6,664    7,107      5,744     41,299       585
    Futures.............................................       --         1       --         --        (29)       --
    Translation of Foreign Currency
     Denominated Amounts................................       (1)      (12)      --         (2)         7        72
                                                         --------  --------  -------   --------   --------  --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................   28,740    18,107   10,585      6,329     46,236       998
                                                         --------  --------  -------   --------   --------  --------
Distributions From:
  Net Investment Income:
  Institutional Class Shares............................   (7,603)   (9,333)    (953)      (992)    (2,834)   (2,958)
                                                         --------  --------  -------   --------   --------  --------
     Total Distributions................................   (7,603)   (9,333)    (953)      (992)    (2,834)   (2,958)
                                                         --------  --------  -------   --------   --------  --------
Capital Share Transactions (1):
  Shares Issued.........................................   96,294   110,755    2,464      1,858     32,191    11,823
  Shares Issued in Lieu of Cash Distributions...........    7,183     8,531      729        752      2,141     2,148
  Shares Redeemed.......................................  (31,639)  (29,131)  (7,045)   (10,500)   (13,244)  (23,147)
                                                         --------  --------  -------   --------   --------  --------
     Net Increase (Decrease) from Capital Share
      Transactions......................................   71,838    90,155   (3,852)    (7,890)    21,088    (9,176)
                                                         --------  --------  -------   --------   --------  --------
     Total Increase (Decrease) in Net Assets............   92,975    98,929    5,780     (2,553)    64,490   (11,136)
NET ASSETS
  Beginning of Year.....................................  238,191   139,262   31,316     33,869    106,316   117,452
                                                         --------  --------  -------   --------   --------  --------
  End of Year........................................... $331,166  $238,191  $37,096   $ 31,316   $170,806  $106,316
                                                         ========  ========  =======   ========   ========  ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................    4,135     5,147       78         76      1,806       842
  Shares Issued in Lieu of Cash Distributions...........      309       410       24         34        128       166
  Shares Redeemed.......................................   (1,362)   (1,342)    (224)      (429)      (834)   (1,693)
                                                         --------  --------  -------   --------   --------  --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................    3,082     4,215     (122)      (319)     1,100      (685)
                                                         ========  ========  =======   ========   ========  ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $  6,418  $    779  $   129   $    149   $     92  $    280

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                 DFA INTERNATIONAL REAL
                                                    ESTATE SECURITIES    DFA GLOBAL REAL ESTATE   DFA INTERNATIONAL SMALL
                                                        PORTFOLIO         SECURITIES PORTFOLIO      CAP VALUE PORTFOLIO
                                                 ----------------------  ----------------------  ------------------------
                                                    YEAR        YEAR        YEAR        YEAR         YEAR         YEAR
                                                   ENDED       ENDED       ENDED       ENDED        ENDED        ENDED
                                                  OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                    2013        2012        2013        2012         2013         2012
                                                 ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................. $   72,994  $   66,041  $   84,342  $   36,495  $   208,592  $   176,655
  Net Realized Gain (Loss) on:
   Investment Securities Sold...................    (19,009)    (33,417)     (3,169)     (2,760)     179,935      130,909
   Futures......................................        888          --          --          --           --           --
   Foreign Currency Transactions*...............       (860)         34          --     138,125       (2,311)       1,183
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency....................................    105,321     228,123      60,459          --    2,722,774      203,828
  Translation of Foreign Currency Denominated
   Amounts......................................         18         (24)         --          --          666         (393)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................    159,352     260,757     141,632     171,860    3,109,656      512,182
                                                 ----------  ----------  ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...................   (181,848)    (54,030)    (84,341)    (25,716)    (198,381)    (187,200)
  Net Short-Term Gains:
   Institutional Class Shares...................         --          --          --          --           --      (11,429)
  Net Long-Term Gains:
   Institutional Class Shares...................         --          --          --          --     (117,102)    (126,221)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Total Distributions........................   (181,848)    (54,030)    (84,341)    (25,716)    (315,483)    (324,850)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................    842,458     416,378     932,289     445,794    1,644,691    1,698,080
  Shares Issued in Lieu of Cash Distributions...    180,122      53,300      82,056      25,115      292,218      304,574
  Shares Redeemed...............................   (372,815)   (204,853)   (304,476)   (170,854)  (1,848,793)  (1,382,520)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions........................    649,765     264,825     709,869     300,055       88,116      620,134
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net Assets....    627,269     471,552     767,160     446,199    2,882,289      807,466
NET ASSETS
  Beginning of Year.............................  1,531,708   1,060,156   1,315,547     869,348    8,266,610    7,459,144
                                                 ----------  ----------  ----------  ----------  -----------  -----------
  End of Year................................... $2,158,977  $1,531,708  $2,082,707  $1,315,547  $11,148,899  $ 8,266,610
                                                 ==========  ==========  ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................    159,658      84,674      99,632      51,866       96,297      117,598
  Shares Issued in Lieu of Cash Distributions...     35,387      12,309       9,335       3,385       18,141       22,510
  Shares Redeemed...............................    (71,419)    (42,864)    (32,860)    (20,069)    (106,982)     (97,364)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................    123,626      54,119      76,107      35,182        7,456       42,744
                                                 ==========  ==========  ==========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................. $ (147,973) $  (46,274) $   11,624  $   11,623  $    14,704  $    14,647

----------
* Net of foreign capital gain taxes withheld of $7, $0, $0, $0, $6 and $13, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                              WORLD EX U.S.
                                                                    INTERNATIONAL VECTOR  WORLD EX U.S. VALUE TARGETED VALUE
                                                                      EQUITY PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                   ---------------------  -----------------   --------------
                                                                                                                  PERIOD
                                                                      YEAR        YEAR      YEAR       YEAR      NOV. 1,
                                                                     ENDED       ENDED     ENDED      ENDED     2012(A) TO
                                                                    OCT. 31,    OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,
                                                                      2013        2012      2013       2012        2013
                                                                   ----------  ---------  --------   -------- --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................... $   18,816  $  14,617  $  2,186   $ 1,596     $ 1,009
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................         --         --        64        79         191
  Net Realized Gain (Loss) on:
   Investment Securities Sold.....................................      8,277      2,944     3,077        61         947
   Futures........................................................         --         --       (12)       (1)          1
   Foreign Currency Transactions*.................................        (71)       (98)      (14)      (10)         (3)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................    172,846     13,867    13,382       430      11,646
   Futures........................................................         --         --        (1)       --          --
   Translation of Foreign Currency Denominated Amounts............         46        (30)      (15)       (1)         --
                                                                   ----------  ---------  --------   -------     -------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..................................................    199,914     31,300    18,667     2,154      13,791
                                                                   ----------  ---------  --------   -------     -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................................    (17,456)   (14,204)   (2,334)   (1,432)       (993)
  Net Short-Term Gains:
   Institutional Class Shares.....................................         --         --        --        (6)         --
  Net Long-Term Gains:
   Institutional Class Shares.....................................     (2,044)    (6,473)       --        --          --
                                                                   ----------  ---------  --------   -------     -------
     Total Distributions..........................................    (19,500)   (20,677)   (2,334)   (1,438)       (993)
                                                                   ----------  ---------  --------   -------     -------
Capital Share Transactions (1):
  Shares Issued...................................................    419,905    241,502    53,066    15,365      87,917
  Shares Issued in Lieu of Cash Distributions.....................     18,898     19,813     2,232     1,370         993
  Shares Redeemed.................................................    (89,842)  (121,119)  (11,241)   (7,419)     (5,698)
                                                                   ----------  ---------  --------   -------     -------
     Net Increase (Decrease) from Capital Share Transactions......    348,961    140,196    44,057     9,316      83,212
                                                                   ----------  ---------  --------   -------     -------
     Total Increase (Decrease) in Net Assets......................    529,375    150,819    60,390    10,032      96,010
NET ASSETS
  Beginning of Period.............................................    561,399    410,580    57,197    47,165          --
                                                                   ----------  ---------  --------   -------     -------
  End of Period................................................... $1,090,774  $ 561,399  $117,587   $57,197     $96,010
                                                                   ==========  =========  ========   =======     =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................................     39,490     27,490     4,923     1,625       8,136
  Shares Issued in Lieu of Cash Distributions.....................      1,856      2,341       209       152          90
  Shares Redeemed.................................................     (8,665)   (13,627)   (1,036)     (756)       (522)
                                                                   ----------  ---------  --------   -------     -------
     Net Increase (Decrease) from Shares Issued and Redeemed......     32,681     16,204     4,096     1,021       7,704
                                                                   ==========  =========  ========   =======     =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME)........................................... $    2,486  $   1,456  $    187   $   330     $    15

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $1, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     WORLD EX U.S.
                                                                      CORE EQUITY     SELECTIVELY HEDGED
                                                                       PORTFOLIO      GLOBAL EQUITY PORTFOLIO
                                                                   ------------------ ----------------------
                                                                    PERIOD    PERIOD
                                                                   APRIL 9,  APRIL 9,              PERIOD
                                                                   2013(A)   2013(A)    YEAR      NOV. 14,
                                                                      TO        TO     ENDED     2011(A) TO
                                                                   OCT. 31,  OCT. 31, OCT. 31,    OCT. 31,
                                                                     2013      2012     2013        2012
                                                                   --------  -------- --------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................... $  1,160    $ --   $ 1,317     $   536
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................       --      --       115          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold.....................................      (30)     --       (81)       (275)
   Futures........................................................       --      --       545         110
   Foreign Currency Transactions*.................................       --      --       237         163
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................   11,720      --    12,814       2,557
   Futures........................................................       --      --       150         (17)
   Translation of Foreign Currency Denominated Amounts............       --      --       121         (93)
                                                                   --------    ----   -------     -------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations...................................................   12,850      --    15,218       2,981
                                                                   --------    ----   -------     -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................................   (1,171)     --      (330)       (534)
  Net Short-Term Gains:
   Institutional Class Shares.....................................       --      --       (43)         --
  Net Long-Term Gains:
   Institutional Class Shares.....................................       --      --       (56)         --
                                                                   --------    ----   -------     -------
    Total Distributions...........................................   (1,171)     --      (429)       (534)
                                                                   --------    ----   -------     -------
Capital Share Transactions (1):
  Shares Issued...................................................  125,005      --    43,832      32,522
  Shares Issued in Lieu of Cash Distributions.....................    1,169      --       429         533
  Shares Redeemed.................................................   (8,133)     --    (2,652)       (552)
                                                                   --------    ----   -------     -------
    Net Increase (Decrease) from Capital Share Transactions.......  118,041      --    41,609      32,503
                                                                   --------    ----   -------     -------
    Total Increase (Decrease) in Net Assets.......................  129,720      --    56,398      34,950
NET ASSETS
  Beginning of Period.............................................       --      --    34,950          --
                                                                   --------    ----   -------     -------
  End of Period................................................... $129,720    $ --   $91,348     $34,950
                                                                   ========    ====   =======     =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................................   12,721      --     3,666       3,216
  Shares Issued in Lieu of Cash Distributions.....................      117      --        39          53
  Shares Redeemed.................................................     (790)     --      (217)        (53)
                                                                   --------    ----   -------     -------
    Net Increase (Decrease) from Shares Issued and
     Redeemed.....................................................   12,048      --     3,488       3,216
                                                                   ========    ====   =======     =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........................................ $     (1)   $ --   $ 1,390     $   166

                                                                      EMERGING MARKETS
                                                                          PORTFOLIO
                                                                   ----------------------


                                                                      YEAR        YEAR
                                                                     ENDED       ENDED
                                                                    OCT. 31,    OCT. 31,
                                                                      2013        2012
                                                                   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................... $   61,645  $   54,306
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold.....................................     22,235      31,303
   Futures........................................................         --          --
   Foreign Currency Transactions*.................................       (124)       (543)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................    143,306      25,377
   Futures........................................................         --          --
   Translation of Foreign Currency Denominated Amounts............         (6)         18
                                                                   ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations...................................................    227,056     110,461
                                                                   ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................................    (59,866)    (49,445)
  Net Short-Term Gains:
   Institutional Class Shares.....................................         --          --
  Net Long-Term Gains:
   Institutional Class Shares.....................................    (30,527)    (90,351)
                                                                   ----------  ----------
    Total Distributions...........................................    (90,393)   (139,796)
                                                                   ----------  ----------
Capital Share Transactions (1):
  Shares Issued...................................................  1,304,374     860,651
  Shares Issued in Lieu of Cash Distributions.....................     84,860     130,084
  Shares Redeemed.................................................   (667,334)   (477,258)
                                                                   ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions.......    721,900     513,477
                                                                   ----------  ----------
    Total Increase (Decrease) in Net Assets.......................    858,563     484,142
NET ASSETS
  Beginning of Period.............................................  2,797,177   2,313,035
                                                                   ----------  ----------
  End of Period................................................... $3,655,740  $2,797,177
                                                                   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................................     50,466      34,114
  Shares Issued in Lieu of Cash Distributions.....................      3,233       5,452
  Shares Redeemed.................................................    (25,465)    (18,952)
                                                                   ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed.....................................................     28,234      20,614
                                                                   ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........................................ $    6,864  $    8,306

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $13, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         EMERGING MARKETS SMALL   EMERGING MARKETS VALUE
                                                              CAP PORTFOLIO              PORTFOLIO
                                                         ----------------------  ------------------------
                                                            YEAR        YEAR         YEAR         YEAR
                                                           ENDED       ENDED        ENDED        ENDED
                                                          OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                            2013        2012         2013         2012
                                                         ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $   69,684  $   46,726  $   342,372  $   308,227
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........................     64,325     101,576      296,735      362,676
   Futures..............................................        452        (812)          --       (1,255)
   Foreign Currency Transactions*.......................     (1,227)     (1,523)      (2,807)      (4,701)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign
    Currency............................................    146,169       9,556      717,140     (535,878)
   Futures..............................................          4          --           --           --
   Translation of Foreign Currency Denominated
    Amounts.............................................        (42)        (21)           7         (113)
                                                         ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................    279,365     155,502    1,353,447      128,956
                                                         ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares......................................         --          --       (1,837)      (1,576)
   Institutional Class Shares...........................    (67,721)    (40,500)    (355,664)    (285,978)
  Net Short-Term Gains:
   Institutional Class Shares...........................     (3,428)         --           --           --
  Net Long-Term Gains:
   Class R2 Shares......................................         --          --       (2,090)      (1,207)
   Institutional Class Shares...........................    (92,100)    (37,112)    (342,441)    (187,999)
                                                         ----------  ----------  -----------  -----------
     Total Distributions................................   (163,249)    (77,612)    (702,032)    (476,760)
                                                         ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................  1,458,450   1,164,899    4,240,153    5,108,640
  Shares Issued in Lieu of Cash Distributions...........    142,712      68,580      656,583      439,131
  Shares Redeemed.......................................   (583,088)   (236,441)  (2,967,974)  (2,319,607)
                                                         ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................  1,018,074     997,038    1,928,762    3,228,164
                                                         ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net Assets............  1,134,190   1,074,928    2,580,177    2,880,360
NET ASSETS
  Beginning of Year.....................................  2,907,673   1,832,745   16,688,730   13,808,370
                                                         ----------  ----------  -----------  -----------
  End of Year........................................... $4,041,863  $2,907,673  $19,268,907  $16,688,730
                                                         ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................     69,669      59,256      148,957      181,833
  Shares Issued in Lieu of Cash Distributions...........      6,956       3,782       22,991       16,750
  Shares Redeemed.......................................    (28,076)    (12,340)    (105,179)     (82,979)
                                                         ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...............................     48,549      50,698       66,769      115,604
                                                         ==========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $    8,340  $    6,451  $    14,739  $    40,292

                                                           EMERGING MARKETS CORE
                                                             EQUITY PORTFOLIO
                                                         ------------------------
                                                             YEAR         YEAR
                                                            ENDED        ENDED
                                                           OCT. 31,     OCT. 31,
                                                             2013         2012
                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $   211,992  $   155,928
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........................      (9,977)      (8,860)
   Futures..............................................          --        1,190
   Foreign Currency Transactions*.......................      (2,207)      (1,300)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign
    Currency............................................     581,086      122,105
   Futures..............................................          --           --
   Translation of Foreign Currency Denominated
    Amounts.............................................         (79)         (51)
                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................     780,815      269,012
                                                         -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares......................................          --           --
   Institutional Class Shares...........................    (205,400)    (139,837)
  Net Short-Term Gains:
   Institutional Class Shares...........................          --           --
  Net Long-Term Gains:
   Class R2 Shares......................................          --           --
   Institutional Class Shares...........................          --           --
                                                         -----------  -----------
     Total Distributions................................    (205,400)    (139,837)
                                                         -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................   5,406,041    4,068,293
  Shares Issued in Lieu of Cash Distributions...........     187,871      126,291
  Shares Redeemed.......................................  (1,743,072)  (1,096,525)
                                                         -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................   3,850,840    3,098,059
                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............   4,426,255    3,227,234
NET ASSETS
  Beginning of Year.....................................   8,594,707    5,367,473
                                                         -----------  -----------
  End of Year........................................... $13,020,962  $ 8,594,707
                                                         ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................     276,461      218,730
  Shares Issued in Lieu of Cash Distributions...........       9,689        7,108
  Shares Redeemed.......................................     (90,412)     (60,020)
                                                         -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...............................     195,738      165,818
                                                         ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $    31,355  $    26,576

----------
* Net of foreign capital gain taxes withheld of $1, $86, $0, $310, $0 and $541, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                   U.S. LARGE
                                                                                                                   CAP EQUITY
                                                                    ENHANCED U.S. LARGE COMPANY PORTFOLIO          PORTFOLIO
                                                             ------------------------------------------------    ----------
                                                                                                                     PERIOD
                                                               YEAR      YEAR      YEAR      YEAR       YEAR        JUNE 25,
                                                              ENDED     ENDED     ENDED     ENDED      ENDED       2013(A) TO
                                                             OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,      OCT. 31,
                                                               2013      2012      2011      2010       2009          2013
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $   9.29  $   8.15  $   7.53  $   6.48  $   6.47     $  10.00
                                                             --------  --------  --------  --------  --------     --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.07      0.07      0.07      0.07      0.05         0.06
 Net Gains (Losses) on Securities (Realized and Unrealized).     2.42      1.20      0.56      1.05      0.61         1.04
                                                             --------  --------  --------  --------  --------     --------
   Total from Investment Operations.........................     2.49      1.27      0.63      1.12      0.66         1.10
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.08)    (0.13)    (0.01)    (0.07)    (0.59)       (0.03)
 Net Realized Gains.........................................       --        --        --        --     (0.06)          --
                                                             --------  --------  --------  --------  --------     --------
   Total Distributions......................................    (0.08)    (0.13)    (0.01)    (0.07)    (0.65)       (0.03)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  11.70  $   9.29  $   8.15  $   7.53  $   6.48     $  11.07
===========================================================  ========  ========  ========  ========  ========    ==========
Total Return................................................    26.99%    15.84%     8.41%    17.40%    12.23%       11.01%(D)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $212,840  $190,011  $171,128  $157,730  $165,231     $135,407
Ratio of Expenses to Average Net Assets.....................     0.24%     0.25%     0.26%     0.26%     0.29%**      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................     0.24%     0.25%     0.26%     0.26%     0.29%**      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets........     0.63%     0.80%     0.86%     0.98%     0.86%        1.58%(C)(E)
Portfolio Turnover Rate.....................................      139%       76%      140%       78%       46%*          0%(D)
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   U.S. LARGE CAP VALUE PORTFOLIO
                                                             ------------------------------------------------------------
                                                                  YEAR            YEAR           YEAR           YEAR
                                                                 ENDED           ENDED          ENDED          ENDED
                                                                OCT. 31,        OCT. 31,       OCT. 31,       OCT. 31,
                                                                  2013            2012           2011           2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $     22.34     $    19.29     $    18.58     $    15.81
                                                             -----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.47           0.41           0.33           0.33
 Net Gains (Losses) on Securities (Realized and Unrealized).        7.38           3.04           0.70           2.76
                                                             -----------     ----------     ----------     ----------
   Total from Investment Operations.........................        7.85           3.45           1.03           3.09
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.47)         (0.40)         (0.32)         (0.32)
 Net Realized Gains.........................................          --             --             --             --
                                                             -----------     ----------     ----------     ----------
   Total Distributions......................................       (0.47)         (0.40)         (0.32)         (0.32)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     29.72     $    22.34     $    19.29     $    18.58
===========================================================  ===========     ==========     ==========     ==========
Total Return................................................       35.52%         18.14%          5.53%         19.72%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $11,963,072     $8,334,585     $7,340,344     $6,921,036
Ratio of Expenses to Average Net Assets.....................        0.27%(B)       0.27%(B)       0.28%(B)       0.28%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................        0.27%(B)       0.27%(B)       0.28%(B)       0.28%(B)
Ratio of Net Investment Income to Average Net Assets........        1.82%          1.99%          1.63%          1.86%
Portfolio Turnover Rate.....................................         N/A            N/A            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                  YEAR
                                                                 ENDED
                                                                OCT. 31,
                                                                  2009
---------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    14.58
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.31
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.28
                                                             ----------
   Total from Investment Operations.........................       1.59
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.34)
 Net Realized Gains.........................................      (0.02)
                                                             ----------
   Total Distributions......................................      (0.36)
---------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    15.81
===========================================================  ==========
Total Return................................................      11.76%
---------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $5,863,652
Ratio of Expenses to Average Net Assets.....................       0.30%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................       0.30%(B)
Ratio of Net Investment Income to Average Net Assets........       2.26%
Portfolio Turnover Rate.....................................        N/A
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, U.S. Large Cap Value Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES+
                                                              -------------------------------------------
                                                                YEAR       YEAR     YEAR     YEAR     YEAR
                                                               ENDED      ENDED    ENDED    ENDED    ENDED
                                                              OCT. 31,   OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                                2013       2012     2011     2010     2009
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...........................  $17.28    $ 15.32  $ 14.75  $ 11.73  $ 10.92
                                                               ------    -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.27       0.15     0.10     0.07     0.12
  Net Gains (Losses) on Securities (Realized and Unrealized).    6.28       2.06     0.60     3.07     0.87
                                                               ------    -------  -------  -------  -------
   Total from Investment Operations..........................    6.55       2.21     0.70     3.14     0.99
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.22)     (0.13)   (0.10)   (0.12)   (0.18)
  Net Realized Gains.........................................   (0.98)     (0.12)   (0.03)      --       --
                                                               ------    -------  -------  -------  -------
   Total Distributions.......................................   (1.20)     (0.25)   (0.13)   (0.12)   (0.18)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................  $22.63    $ 17.28  $ 15.32  $ 14.75  $ 11.73
============================================================= ========   ======== ======== ======== ========
Total Return.................................................   40.39%     14.67%    4.69%   26.93%    9.36%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..........................  $9,470    $49,423  $45,132  $41,316  $31,393
Ratio of Expenses to Average Net Assets......................    0.47%      0.48%    0.48%    0.49%    0.52%
Ratio of Net Investment Income to Average Net Assets.........    1.42%      0.93%    0.61%    0.59%    1.12%
Portfolio Turnover Rate......................................      16%        20%      23%      20%      17%
-------------------------------------------------------------------------------------------------------------

                                                              U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES+
                                                              -------------------------------------------
                                                                YEAR       YEAR     YEAR     YEAR     YEAR
                                                               ENDED      ENDED    ENDED    ENDED    ENDED
                                                              OCT. 31,   OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                                2013       2012     2011     2010     2009
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 17.26    $ 15.31  $ 14.76   $11.74   $10.91
                                                              -------    -------  -------   ------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.19       0.13     0.07     0.05     0.10
  Net Gains (Losses) on Securities (Realized and Unrealized).    6.31       2.05     0.60     3.07     0.88
                                                              -------    -------  -------   ------   ------
   Total from Investment Operations..........................    6.50       2.18     0.67     3.12     0.98
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.21)     (0.11)   (0.09)   (0.10)   (0.15)
  Net Realized Gains.........................................   (0.98)     (0.12)   (0.03)      --       --
                                                              -------    -------  -------   ------   ------
   Total Distributions.......................................   (1.19)     (0.23)   (0.12)   (0.10)   (0.15)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 22.57    $ 17.26  $ 15.31   $14.76   $11.74
============================================================= ========   ======== ======== ======== ========
Total Return.................................................   40.10%     14.46%    4.50%   26.66%    9.23%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $23,305    $12,754  $10,918   $5,967   $2,930
Ratio of Expenses to Average Net Assets......................    0.62%      0.63%    0.63%    0.64%    0.67%
Ratio of Net Investment Income to Average Net Assets.........    0.95%      0.78%    0.42%    0.44%    0.91%
Portfolio Turnover Rate......................................      16%        20%      23%      20%      17%
------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                      ----------------------------------------------------------  -----------
                                                         YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                         2013        2012        2011        2010        2009        2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    17.28  $    15.32  $    14.76  $    11.70  $    10.84  $    26.57
                                                      ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.24        0.17        0.12        0.09        0.12        0.39
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       6.31        2.06        0.59        3.06        0.88        9.41
                                                      ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..................       6.55        2.23        0.71        3.15        1.00        9.80
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.25)      (0.15)      (0.12)      (0.09)      (0.14)      (0.37)
  Net Realized Gains.................................      (0.98)      (0.12)      (0.03)         --          --       (1.52)
                                                      ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions...............................      (1.23)      (0.27)      (0.15)      (0.09)      (0.14)      (1.89)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    22.60  $    17.28  $    15.32  $    14.76  $    11.70  $    34.48
===================================================== ==========  ==========  ==========  ==========  ==========  ==========
Total Return.........................................      40.40%      14.78%       4.76%      27.02%       9.47%      39.35%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $4,180,974  $2,989,632  $2,487,929  $2,223,982  $1,449,437  $9,526,981
Ratio of Expenses to Average Net Assets..............       0.37%       0.38%       0.38%       0.38%       0.41%       0.52%
Ratio of Net Investment Income to Average Net Assets.       1.25%       1.03%       0.71%       0.69%       1.19%       1.28%
Portfolio Turnover Rate..............................         16%         20%         23%         20%         17%         14%
------------------------------------------------------------------------------------------------------------------------------

                                                          U.S. SMALL CAP VALUE PORTFOLIO
                                                      -----------------------------------------------
                                                         YEAR        YEAR        YEAR         YEAR
                                                        ENDED       ENDED       ENDED        ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                         2012        2011        2010         2009
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    23.50  $    22.49  $    17.69  $    16.32
                                                      ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.20        0.16        0.09        0.04
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       3.38        1.00        4.79        1.54
                                                      ----------  ----------  ----------  ----------
   Total from Investment Operations..................       3.58        1.16        4.88        1.58
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.18)      (0.15)      (0.08)      (0.21)
  Net Realized Gains.................................      (0.33)         --          --          --
                                                      ----------  ----------  ----------  ----------
   Total Distributions...............................      (0.51)      (0.15)      (0.08)      (0.21)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    26.57  $    23.50  $    22.49  $    17.69
===================================================== ==========  ==========  ==========  ==========
Total Return.........................................      15.60%       5.13%      27.69%       9.97%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $7,088,470  $6,540,863  $6,555,277  $5,669,659
Ratio of Expenses to Average Net Assets..............       0.52%       0.52%       0.52%       0.54%++
Ratio of Net Investment Income to Average Net Assets.       0.78%       0.62%       0.43%       0.27%
Portfolio Turnover Rate..............................         15%         14%         19%         21%+
-------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ For the period February 28, 2009 through October 31, 2009. Effective
  February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             U.S. CORE EQUITY 1 PORTFOLIO
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012        2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    12.11  $    10.78  $    10.18  $     8.54  $     7.81
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.25        0.21        0.17        0.15        0.15
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.62        1.32        0.59        1.61        0.73
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       3.87        1.53        0.76        1.76        0.88
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.24)      (0.20)      (0.16)      (0.12)      (0.15)
  Net Realized Gains.........................................         --          --          --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.24)      (0.20)      (0.16)      (0.12)      (0.15)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    15.74  $    12.11  $    10.78  $    10.18  $     8.54
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................      32.32%      14.29%       7.47%      20.80%      11.64%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $7,566,179  $4,876,973  $3,731,411  $2,897,409  $1,989,583
Ratio of Expenses to Average Net Assets......................       0.19%       0.19%       0.20%       0.20%       0.22%
Ratio of Net Investment Income to Average Net Assets.........       1.79%       1.79%       1.49%       1.53%       2.02%
Portfolio Turnover Rate......................................          1%          3%          5%          4%          7%
--------------------------------------------------------------------------------------------------------------------------

                                                                             U.S. CORE EQUITY 2 PORTFOLIO
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012        2011        2010        2009
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    11.99  $    10.61  $    10.06  $     8.39  $     7.73
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.24        0.20        0.16        0.14        0.14
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.73        1.36        0.54        1.64        0.66
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       3.97        1.56        0.70        1.78        0.80
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.24)      (0.18)      (0.15)      (0.11)      (0.14)
  Net Realized Gains.........................................      (0.10)         --          --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.34)      (0.18)      (0.15)      (0.11)      (0.14)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    15.62  $    11.99  $    10.61  $    10.06  $     8.39
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................      33.66%      14.81%       6.98%      21.41%      10.66%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,989,564  $6,923,984  $5,819,906  $4,990,367  $3,804,325
Ratio of Expenses to Average Net Assets......................       0.22%       0.22%       0.22%       0.23%       0.24%
Ratio of Net Investment Income to Average Net Assets.........       1.74%       1.74%       1.42%       1.47%       1.89%
Portfolio Turnover Rate......................................          3%          5%          9%          7%          4%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            U.S. VECTOR EQUITY PORTFOLIO
                            170                              ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                2013        2012        2011        2010        2009
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    11.61  $    10.28  $     9.82  $     8.03  $     7.48
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.20        0.16        0.12        0.10        0.11
 Net Gains (Losses) on Securities (Realized and Unrealized).       4.03        1.32        0.46        1.79        0.57
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       4.23        1.48        0.58        1.89        0.68
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.20)      (0.15)      (0.12)      (0.10)      (0.13)
 Net Realized Gains.........................................      (0.02)         --          --          --          --
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.22)      (0.15)      (0.12)      (0.10)      (0.13)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    15.62  $    11.61  $    10.28  $     9.82  $     8.03
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................      36.80%      14.55%       5.86%      23.65%       9.47%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $2,893,842  $2,009,177  $1,851,895  $1,558,423  $1,178,114
Ratio of Expenses to Average Net Assets.....................       0.32%       0.32%       0.33%       0.33%       0.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees)...............................................       0.32%       0.32%       0.33%       0.33%       0.35%
Ratio of Net Investment Income to Average Net Assets........       1.50%       1.45%       1.11%       1.13%       1.60%
Portfolio Turnover Rate.....................................          3%          9%         10%         11%         11%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        U.S. SMALL CAP PORTFOLIO
                                                      ----------------------------------------------------------    -----------
                                                         YEAR        YEAR        YEAR        YEAR         YEAR         YEAR
                                                        ENDED       ENDED       ENDED       ENDED        ENDED        ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                         2013        2012        2011        2010         2009         2013
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    23.11  $    20.55  $    19.06  $    14.89  $    13.35    $    14.84
                                                      ----------  ----------  ----------  ----------  ----------    ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.35        0.25        0.18        0.13        0.06          0.19
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       8.13        2.53        1.49        4.17        1.65          5.57
                                                      ----------  ----------  ----------  ----------  ----------    ----------
   Total from Investment Operations..................       8.48        2.78        1.67        4.30        1.71          5.76
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.36)      (0.22)      (0.18)      (0.13)      (0.17)        (0.20)
  Net Realized Gains.................................      (1.20)         --          --          --          --         (0.76)
                                                      ----------  ----------  ----------  ----------  ----------    ----------
   Total Distributions...............................      (1.56)      (0.22)      (0.18)      (0.13)      (0.17)        (0.96)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    30.03  $    23.11  $    20.55  $    19.06  $    14.89    $    19.64
===================================================== ==========  ==========  ==========  ==========  ==========    ==========
Total Return.........................................      39.03%      13.61%       8.76%      28.99%      13.08%        41.34%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $7,446,827  $4,563,345  $3,770,323  $3,391,457  $2,522,001    $4,695,831
Ratio of Expenses to Average Net Assets..............       0.37%       0.37%       0.37%       0.37%       0.40%**       0.52%
Ratio of Net Investment Income to Average Net Assets.       1.33%       1.14%       0.84%       0.76%       0.50%         1.16%
Portfolio Turnover Rate..............................         10%         16%         23%         19%         17%*          11%
--------------------------------------------------------------------------------------------------------------------------------

                                                             U.S. MICRO CAP PORTFOLIO
                                                      -----------------------------------------------
                                                         YEAR        YEAR        YEAR         YEAR
                                                        ENDED       ENDED       ENDED        ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                         2012        2011        2010         2009
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    13.24  $    12.25  $     9.57  $     9.19
                                                      ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.14        0.09        0.06        0.03
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       1.59        0.99        2.68        0.54
                                                      ----------  ----------  ----------  ----------
   Total from Investment Operations..................       1.73        1.08        2.74        0.57
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.13)      (0.09)      (0.06)      (0.19)
  Net Realized Gains.................................         --          --          --          --
                                                      ----------  ----------  ----------  ----------
   Total Distributions...............................      (0.13)      (0.09)      (0.06)      (0.19)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    14.84  $    13.24  $    12.25  $     9.57
===================================================== ==========  ==========  ==========  ==========
Total Return.........................................      13.13%       8.85%      28.77%       6.61%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $3,437,958  $3,257,719  $3,178,286  $2,818,365
Ratio of Expenses to Average Net Assets..............       0.52%       0.52%       0.52%       0.54%**
Ratio of Net Investment Income to Average Net Assets.       0.99%       0.69%       0.58%       0.38%
Portfolio Turnover Rate..............................         15%         14%          9%         12%*
-------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           DFA REAL ESTATE SECURITIES PORTFOLIO
                                                                ----------------------------------------------------------
                                                                   YEAR        YEAR        YEAR        YEAR        YEAR
                                                                  ENDED       ENDED       ENDED       ENDED       ENDED
                                                                 OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2013        2012        2011        2010        2009
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $    25.83  $    23.25  $    21.24  $    15.29  $    16.16
                                                                ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.67        0.57        0.40        0.58        0.58
  Net Gains (Losses) on Securities (Realized and Unrealized)...       1.95        2.74        1.93        5.92       (0.62)
                                                                ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations............................       2.62        3.31        2.33        6.50       (0.04)
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.68)      (0.73)      (0.32)      (0.55)      (0.83)
                                                                ----------  ----------  ----------  ----------  ----------
   Total Distributions.........................................      (0.68)      (0.73)      (0.32)      (0.55)      (0.83)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    27.77  $    25.83  $    23.25  $    21.24  $    15.29
=============================================================== ==========  ==========  ==========  ==========  ==========
Total Return...................................................      10.28%      14.45%      11.09%      43.21%       0.98%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $4,677,418  $3,716,389  $3,098,647  $2,689,552  $2,018,559
Ratio of Expenses to Average Net Assets........................       0.18%       0.22%       0.32%       0.33%       0.36%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived
 Fees and Fees Paid Indirectly)................................       0.19%       0.23%       0.32%       0.33%       0.36%
Ratio of Net Investment Income to Average Net Assets...........       2.42%       2.29%       1.76%       3.13%       4.54%
Portfolio Turnover Rate........................................          1%          0%          3%          2%          2%
----------------------------------------------------------------------------------------------------------------------------

                                                                             LARGE CAP INTERNATIONAL PORTFOLIO
                                                                -----------------------------------------------------------
                                                                   YEAR        YEAR         YEAR        YEAR        YEAR
                                                                  ENDED       ENDED        ENDED       ENDED       ENDED
                                                                 OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2013        2012         2011        2010        2009
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $    18.33  $    17.91  $    19.42   $    18.02  $    14.81
                                                                ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.58        0.60        0.63         0.48        0.48
  Net Gains (Losses) on Securities (Realized and Unrealized)...       3.90        0.40       (1.53)        1.43        3.16
                                                                ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations............................       4.48        1.00       (0.90)        1.91        3.64
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.61)      (0.58)      (0.61)       (0.51)      (0.43)
                                                                ----------  ----------  ----------   ----------  ----------
   Total Distributions.........................................      (0.61)      (0.58)      (0.61)       (0.51)      (0.43)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    22.20  $    18.33  $    17.91   $    19.42  $    18.02
=============================================================== ==========  ==========  ==========   ==========  ==========
Total Return...................................................      24.85%       5.89%      (4.86)%      10.99%      25.20%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $2,755,114  $2,055,759  $1,704,149   $1,616,686  $1,364,351
Ratio of Expenses to Average Net Assets........................       0.29%       0.30%       0.30%        0.30%       0.32%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived
 Fees and Fees Paid Indirectly)................................       0.29%       0.30%       0.30%        0.30%       0.32%
Ratio of Net Investment Income to Average Net Assets...........       2.90%       3.38%       3.19%        2.65%       3.14%
Portfolio Turnover Rate........................................          5%          4%          3%           7%         12%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         INTERNATIONAL CORE EQUITY PORTFOLIO
                                                             -----------------------------------------------------------
                                                                YEAR        YEAR         YEAR        YEAR        YEAR
                                                               ENDED       ENDED        ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                2013        2012         2011        2010        2009
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    10.10  $     9.89  $    10.78   $     9.79  $     7.46
                                                             ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.31        0.31        0.33         0.23        0.23
 Net Gains (Losses) on Securities (Realized and Unrealized).       2.47        0.20       (0.89)        0.96        2.32
                                                             ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations.........................       2.78        0.51       (0.56)        1.19        2.55
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.31)      (0.30)      (0.33)       (0.20)      (0.22)
                                                             ----------  ----------  ----------   ----------  ----------
   Total Distributions......................................      (0.31)      (0.30)      (0.33)       (0.20)      (0.22)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    12.57  $    10.10  $     9.89   $    10.78  $     9.79
===========================================================  ==========  ==========  ==========   ==========  ==========
Total Return................................................      27.98%       5.49%      (5.49)%      12.48%      34.81%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $9,508,466  $6,482,738  $5,395,884   $4,866,989  $3,699,842
Ratio of Expenses to Average Net Assets.....................       0.39%       0.40%       0.40%        0.40%       0.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................       0.39%       0.40%       0.40%        0.40%       0.41%
Ratio of Net Investment Income to Average Net Assets........       2.80%       3.18%       2.96%        2.31%       2.84%
Portfolio Turnover Rate.....................................          3%          5%          3%           2%          5%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                           INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                                -----------------------------------------------------------
                                                                   YEAR        YEAR         YEAR        YEAR        YEAR
                                                                  ENDED       ENDED        ENDED       ENDED       ENDED
                                                                 OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2013        2012         2011        2010        2009
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $    15.28  $    15.21  $    16.14   $    13.99  $    10.07
                                                                ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.42        0.38        0.40         0.28        0.28
  Net Gains (Losses) on Securities (Realized and Unrealized)...       4.16        0.39       (0.83)        2.13        3.91
                                                                ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations............................       4.58        0.77       (0.43)        2.41        4.19
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.37)      (0.42)      (0.50)       (0.26)      (0.27)
  Net Realized Gains...........................................      (0.09)      (0.28)         --           --          --
                                                                ----------  ----------  ----------   ----------  ----------
   Total Distributions.........................................      (0.46)      (0.70)      (0.50)       (0.26)      (0.27)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    19.40  $    15.28  $    15.21   $    16.14  $    13.99
=============================================================== ==========  ==========  ==========   ==========  ==========
   Total Return................................................      30.66%       5.63%      (2.92)%      17.61%      42.34%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $8,520,717  $6,423,160  $5,834,015   $5,511,594  $4,269,864
Ratio of Expenses to Average Net Assets (B)....................       0.54%       0.56%       0.55%        0.56%       0.57%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumptions of Expenses and/or Recovery of Previously Waived
 Fees) (B).....................................................       0.54%       0.56%       0.55%        0.56%       0.57%
Ratio of Net Investment Income to Average Net Assets...........       2.47%       2.58%       2.37%        1.94%       2.48%
-----------------------------------------------------------------------------------------------------------------------------

                                                                        JAPANESE SMALL COMPANY PORTFOLIO
                                                                ------------------------------------------------
                                                                  YEAR      YEAR      YEAR      YEAR      YEAR
                                                                 ENDED     ENDED     ENDED     ENDED     ENDED
                                                                OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                  2013      2012      2011      2010      2009
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $  14.99  $  15.24  $  14.13  $  14.32  $  11.97
                                                                --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................     0.26      0.29      0.27      0.22      0.22
  Net Gains (Losses) on Securities (Realized and Unrealized)...     4.21     (0.26)     1.08     (0.18)     2.39
                                                                --------  --------  --------  --------  --------
   Total from Investment Operations............................     4.47      0.03      1.35      0.04      2.61
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................    (0.13)    (0.28)    (0.24)    (0.23)    (0.26)
  Net Realized Gains...........................................       --        --        --        --        --
                                                                --------  --------  --------  --------  --------
   Total Distributions.........................................    (0.13)    (0.28)    (0.24)    (0.23)    (0.26)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $  19.33  $  14.99  $  15.24  $  14.13  $  14.32
=============================================================== ========  ========  ========  ========  ========
   Total Return................................................    30.06%     0.20%     9.57%     0.33%    22.08%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $414,132  $293,968  $163,120  $114,933  $114,058
Ratio of Expenses to Average Net Assets (B)....................     0.56%     0.57%     0.56%     0.57%     0.59%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumptions of Expenses and/or Recovery of Previously Waived
 Fees) (B).....................................................     0.56%     0.57%     0.56%     0.57%     0.59%
Ratio of Net Investment Income to Average Net Assets...........     1.51%     1.88%     1.74%     1.52%     1.68%
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                      ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                                               -------------------------------------------------
                                                                                 YEAR      YEAR       YEAR      YEAR      YEAR
                                                                                ENDED     ENDED      ENDED     ENDED     ENDED
                                                                               OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                                                 2013      2012       2011      2010      2009
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................................ $  23.22  $  23.04  $  25.64   $  20.59  $  11.67
                                                                               --------  --------  --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............................................     1.01      0.87      0.85       0.69      0.50
  Net Gains (Losses) on Securities (Realized and Unrealized)..................     1.37      0.58     (2.16)      4.99      8.95
                                                                               --------  --------  --------   --------  --------
   Total from Investment Operations...........................................     2.38      1.45     (1.31)      5.68      9.45
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................................................    (0.78)    (1.27)    (1.29)     (0.63)    (0.53)
                                                                               --------  --------  --------   --------  --------
   Total Distributions........................................................    (0.78)    (1.27)    (1.29)     (0.63)    (0.53)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................................. $  24.82  $  23.22  $  23.04   $  25.64  $  20.59
============================================================================== ========  ========  ========   ========  ========
   Total Return...............................................................    10.46%     7.09%    (5.59)%    28.36%    84.11%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................... $331,166  $238,191  $139,262   $131,511  $101,853
Ratio of Expenses to Average Net Assets (B)...................................     0.57%     0.59%     0.60%      0.63%     0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously Waived Fees) (B)......................     0.57%     0.59%     0.60%      0.61%     0.65%
Ratio of Net Investment Income to Average Net Assets..........................     4.26%     3.91%     3.34%      3.14%     3.53%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                                               --------------------------------------------
                                                                                 YEAR     YEAR     YEAR      YEAR     YEAR
                                                                                ENDED    ENDED    ENDED     ENDED    ENDED
                                                                               OCT. 31, OCT. 31, OCT. 31,  OCT. 31, OCT. 31,
                                                                                 2013     2012     2011      2010     2009
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................................ $ 27.81  $ 23.44  $ 24.24   $ 19.83  $ 14.27
                                                                               -------  -------  -------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............................................    0.88     0.69     0.82      0.50     0.55
  Net Gains (Losses) on Securities (Realized and Unrealized)..................    9.17     4.47    (0.85)     4.41     5.44
                                                                               -------  -------  -------   -------  -------
   Total from Investment Operations...........................................   10.05     5.16    (0.03)     4.91     5.99
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................................................   (0.90)   (0.79)   (0.77)    (0.50)   (0.43)
                                                                               -------  -------  -------   -------  -------
   Total Distributions........................................................   (0.90)   (0.79)   (0.77)    (0.50)   (0.43)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................................. $ 36.96  $ 27.81  $ 23.44   $ 24.24  $ 19.83
============================================================================== ======== ======== ========  ======== ========
   Total Return...............................................................   36.81%   22.82%   (0.28)%   25.37%   42.81%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................... $37,096  $31,316  $33,869   $33,751  $27,863
Ratio of Expenses to Average Net Assets (B)...................................    0.59%    0.60%    0.60%     0.60%    0.61%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously Waived Fees) (B)......................    0.63%    0.63%    0.62%     0.64%    0.70%
Ratio of Net Investment Income to Average Net Assets..........................    2.79%    2.83%    3.26%     2.39%    3.62%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            CONTINENTAL SMALL COMPANY PORTFOLIO
                                                              ------------------------------------------------------------
                                                                  YEAR         YEAR         YEAR         YEAR         YEAR
                                                                 ENDED        ENDED        ENDED        ENDED        ENDED
                                                                OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                  2013         2012         2011         2010         2009
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  14.51     $  14.66     $  16.93     $  15.02     $  10.73
                                                              --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.37         0.39         0.39         0.27         0.28
  Net Gains (Losses) on Securities (Realized and Unrealized).     5.78        (0.17)       (2.20)        1.89         4.29
                                                              --------     --------     --------     --------     --------
   Total from Investment Operations..........................     6.15         0.22        (1.81)        2.16         4.57
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.40)       (0.37)       (0.46)       (0.25)       (0.28)
                                                              --------     --------     --------     --------     --------
   Total Distributions.......................................    (0.40)       (0.37)       (0.46)       (0.25)       (0.28)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  20.26     $  14.51     $  14.66     $  16.93     $  15.02
============================================================= ========     ========     ========     ========     ========
   Total Return..............................................    42.99%        1.85%      (11.09)%      14.85%       43.12%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $170,806     $106,316     $117,452     $128,106     $110,926
Ratio of Expenses to Average Net Assets......................     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)     0.62%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly).......................     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)     0.61%(B)
Ratio of Net Investment Income to Average Net Assets.........     2.16%        2.78%        2.25%        1.78%        2.39%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate......................................      N/A          N/A          N/A          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------

                                                                 DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                                              -------------------------------------------------------
                                                                 YEAR        YEAR         YEAR       YEAR      YEAR
                                                                ENDED       ENDED        ENDED      ENDED     ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,   OCT. 31,  OCT. 31,
                                                                 2013        2012         2011       2010      2009
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $     5.67  $     4.90  $     5.58   $   5.24  $   4.18
                                                              ----------  ----------  ----------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.22        0.27        0.30       0.31      0.26
  Net Gains (Losses) on Securities (Realized and Unrealized).       0.25        0.75       (0.33)      0.58      0.91
                                                              ----------  ----------  ----------   --------  --------
   Total from Investment Operations..........................       0.47        1.02       (0.03)      0.89      1.17
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.66)      (0.25)      (0.65)     (0.55)    (0.11)
                                                              ----------  ----------  ----------   --------  --------
   Total Distributions.......................................      (0.66)      (0.25)      (0.65)     (0.55)    (0.11)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $     5.48  $     5.67  $     4.90   $   5.58  $   5.24
============================================================= ==========  ==========  ==========   ========  ========
   Total Return..............................................       9.24%      22.34%      (0.43)%    18.96%    29.25%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,158,977  $1,531,708  $1,060,156   $958,554  $742,329
Ratio of Expenses to Average Net Assets......................       0.39%       0.41%       0.42%      0.41%     0.43%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly).......................       0.39%       0.41%       0.42%      0.41%     0.43%
Ratio of Net Investment Income to Average Net Assets.........       4.07%       5.45%       5.73%      6.42%     6.40%
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate......................................          5%          3%          7%         6%        5%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                      ----------------------------------------------------------------
                                                           YEAR           YEAR          YEAR         YEAR         YEAR
                                                          ENDED          ENDED         ENDED        ENDED        ENDED
                                                         OCT. 31,       OCT. 31,      OCT. 31,     OCT. 31,     OCT. 31,
                                                           2013           2012          2011         2010         2009
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $     9.33     $     8.21     $   8.28     $   6.75     $   6.04
                                                      ----------     ----------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.49           0.29         0.41         0.40         0.19
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       0.37           1.07         0.06         1.60         0.62
                                                      ----------     ----------     --------     --------     --------
   Total from Investment Operations..................       0.86           1.36         0.47         2.00         0.81
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.60)         (0.24)       (0.54)       (0.47)       (0.10)
  Net Realized Gains.................................         --             --           --           --           --
                                                      ----------     ----------     --------     --------     --------
   Total Distributions...............................      (0.60)         (0.24)       (0.54)       (0.47)       (0.10)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $     9.59     $     9.33     $   8.21     $   8.28     $   6.75
===================================================== ==========     ==========     ========     ========     ========
Total Return.........................................       9.74%         17.33%        6.17%       31.38%       13.81%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $2,082,707     $1,315,547     $869,348     $695,461     $432,502
Ratio of Expenses to Average Net Assets..............       0.32%(B)       0.34%(B)     0.41%(B)     0.41%(B)     0.47%(B)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or Recovery
 of Previously Waived Fees and Fees Paid Indirectly).       0.55%(B)       0.60%(B)     0.73%(B)     0.73%(B)     0.79%(B)
Ratio of Net Investment Income to Average Net Assets.       5.18%          3.38%        5.01%        5.59%        3.40%
Portfolio Turnover Rate..............................        N/A            N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------

                                                               DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                      ------------------------------------------------------------
                                                          YEAR        YEAR         YEAR        YEAR        YEAR
                                                         ENDED       ENDED        ENDED       ENDED       ENDED
                                                        OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                          2013        2012         2011        2010        2009
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $     15.16  $    14.85  $    16.16   $    14.92  $    10.82
                                                      -----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................        0.37        0.34        0.34         0.24        0.26
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................        5.21        0.61       (0.98)        1.22        4.14
                                                      -----------  ----------  ----------   ----------  ----------
   Total from Investment Operations..................        5.58        0.95       (0.64)        1.46        4.40
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................       (0.36)      (0.36)      (0.38)       (0.22)      (0.24)
  Net Realized Gains.................................       (0.21)      (0.28)      (0.29)          --       (0.06)
                                                      -----------  ----------  ----------   ----------  ----------
   Total Distributions...............................       (0.57)      (0.64)      (0.67)       (0.22)      (0.30)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $     20.17  $    15.16  $    14.85   $    16.16  $    14.92
===================================================== ===========  ==========  ==========   ==========  ==========
Total Return.........................................       37.79%       6.92%      (4.39)%      10.01%      41.42%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $11,148,899  $8,266,610  $7,459,144   $7,655,318  $6,859,957
Ratio of Expenses to Average Net Assets..............        0.69%       0.71%       0.70%        0.70%       0.71%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or Recovery
 of Previously Waived Fees and Fees Paid Indirectly).        0.69%       0.71%       0.70%        0.70%       0.71%
Ratio of Net Investment Income to Average Net Assets.        2.16%       2.30%       2.05%        1.57%       2.19%
Portfolio Turnover Rate..............................           9%         18%         16%          18%         22%
-------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                                           ---------------------------------------------------
                                                                              YEAR       YEAR       YEAR      YEAR      YEAR
                                                                             ENDED      ENDED      ENDED     ENDED     ENDED
                                                                            OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                                              2013       2012       2011      2010      2009
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................................... $     9.33  $   9.34  $  10.28   $   9.22  $   6.74
                                                                           ----------  --------  --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........................................       0.26      0.27      0.29       0.18      0.17
  Net Gains (Losses) on Securities (Realized and Unrealized)..............       2.44      0.14     (0.87)      1.05      2.46
                                                                           ----------  --------  --------   --------  --------
   Total from Investment Operations.......................................       2.70      0.41     (0.58)      1.23      2.63
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................................................      (0.25)    (0.27)    (0.29)     (0.17)    (0.15)
  Net Realized Gains......................................................      (0.03)    (0.15)    (0.07)        --        --
                                                                           ----------  --------  --------   --------  --------
   Total Distributions....................................................      (0.28)    (0.42)    (0.36)     (0.17)    (0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................................ $    11.75  $   9.33  $   9.34   $  10.28  $   9.22
========================================================================== ==========  ========  ========   ========  ========
Total Return..............................................................      29.52%     4.90%    (5.99)%    13.62%    39.52%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..................................... $1,090,774  $561,399  $410,580   $363,123  $262,544
Ratio of Expenses to Average Net Assets...................................       0.51%     0.54%     0.54%      0.54%     0.60%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption
 of Expenses and/or Recovery of Previously Waived Fees and Fees Paid
 Indirectly)..............................................................       0.51%     0.54%     0.54%      0.53%     0.59%
Ratio of Net Investment Income to Average Net Assets......................       2.51%     2.94%     2.73%      1.91%     2.31%
Portfolio Turnover Rate...................................................          2%        5%       10%         5%        8%
--------------------------------------------------------------------------------------------------------------------------------

                                                                           ------------
                                                                               YEAR
                                                                              ENDED
                                                                             OCT. 31,
                                                                               2013
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................................... $   9.94
                                                                           --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........................................     0.29
  Net Gains (Losses) on Securities (Realized and Unrealized)..............     2.02
                                                                           --------
   Total from Investment Operations.......................................     2.31
----------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................................................    (0.32)
  Net Realized Gains......................................................       --
                                                                           --------
   Total Distributions....................................................    (0.32)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period............................................ $  11.93
========================================================================== ========
Total Return..............................................................    23.61%
----------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..................................... $117,587
Ratio of Expenses to Average Net Assets...................................     0.60%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption
 of Expenses and/or Recovery of Previously Waived Fees and Fees Paid
 Indirectly)..............................................................     0.76%(B)
Ratio of Net Investment Income to Average Net Assets......................     2.61%
Portfolio Turnover Rate...................................................      N/A
----------------------------------------------------------------------------------------

                                                                             WORLD EX U.S. VALUE PORTFOLIO
                                                                           ------------------------------------
                                                                              YEAR        YEAR
                                                                             ENDED       ENDED          PERIOD
                                                                            OCT. 31,    OCT. 31,   AUG. 23, 2010(A)
                                                                              2012        2011     TO OCT. 31, 2010
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................................... $  9.96     $ 11.35         $ 10.00
                                                                           -------     -------         -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........................................    0.29        0.30            0.02
  Net Gains (Losses) on Securities (Realized and Unrealized)..............   (0.05)      (1.35)           1.33
                                                                           -------     -------         -------
   Total from Investment Operations.......................................    0.24       (1.05)           1.35
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................................................   (0.26)      (0.26)             --
  Net Realized Gains......................................................      --       (0.08)             --
                                                                           -------     -------         -------
   Total Distributions....................................................   (0.26)      (0.34)             --
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................................ $  9.94     $  9.96         $ 11.35
========================================================================== ========    ========    ================
Total Return..............................................................    2.70%      (9.59)%         13.50%(D)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..................................... $57,197     $47,165         $29,616
Ratio of Expenses to Average Net Assets...................................    0.60%(B)    0.60%(B)        0.90%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption
 of Expenses and/or Recovery of Previously Waived Fees and Fees Paid
 Indirectly)..............................................................    0.84%(B)    0.91%(B)        1.37%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets......................    2.97%       2.64%           0.76%(C)(E)
Portfolio Turnover Rate...................................................     N/A         N/A             N/A
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                WORLD EX            WORLD EX
                                                              U.S.TARGETED          U.S.CORE            SELECTIVELY HEDGED
                                                             VALUE PORTFOLIO    EQUITY PORTFOLIO      GLOBAL EQUITY PORTFOLIO
                                                             ---------------    ----------------    --------------------
                                                                 PERIOD              PERIOD           YEAR       PERIOD
                                                             NOV. 1, 2012(A)    APRIL 9, 2013(A)     ENDED   NOV. 14,2011(A)
                                                               TO OCT. 31,        TO OCT. 31,       OCT. 31,   TO OCT. 31,
                                                                  2013                2013            2013        2012
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................     $ 10.00            $  10.00        $ 10.87      $ 10.00
                                                                 -------            --------        -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.20                0.18           0.24         0.22
 Net Gains (Losses) on Securities (Realized and Unrealized).        2.46                0.77           2.65         0.87
                                                                 -------            --------        -------      -------
   Total from Investment Operations.........................        2.66                0.95           2.89         1.09
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.20)              (0.18)         (0.10)       (0.22)
 Net Realized Gains.........................................          --                  --          (0.03)          --
                                                                 -------            --------        -------      -------
   Total Distributions......................................       (0.20)              (0.18)         (0.13)       (0.22)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................     $ 12.46            $  10.77        $ 13.63      $ 10.87
===========================================================  ===============    ================    ======== ===============
Total Return................................................       26.90%(D)            9.62%(D)      26.86%       11.11%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................     $96,010            $129,720        $91,348      $34,950
Ratio of Expenses to Average Net Assets (B).................        0.79%(C)(E)         0.47%(C)(E)    0.40%        0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees) (B)...........................................        1.27%(C)(E)         0.97%(C)(E)    0.72%        1.00%(C)(E)
Ratio of Net Investment Income to Average Net Assets........        1.78%(C)(E)         3.12%(C)(E)    1.93%        2.13%(C)(E)
Portfolio Turnover Rate.....................................         N/A                 N/A            N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               EMERGING MARKETS PORTFOLIO
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    26.06  $    26.68  $    30.90   $    25.23  $    17.05
                                                              ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.52        0.55        0.61         0.48        0.42
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.17        0.37       (2.53)        6.07        8.42
                                                              ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations..........................       1.69        0.92       (1.92)        6.55        8.84
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.50)      (0.50)      (0.53)       (0.46)      (0.41)
  Net Realized Gains.........................................      (0.28)      (1.04)      (1.77)       (0.42)      (0.25)
                                                              ----------  ----------  ----------   ----------  ----------
   Total Distributions.......................................      (0.78)      (1.54)      (2.30)       (0.88)      (0.66)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    26.97  $    26.06  $    26.68   $    30.90  $    25.23
============================================================= ==========  ==========  ==========   ==========  ==========
Total Return.................................................       6.58%       4.08%      (6.82)%      26.53%      53.39%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,655,740  $2,797,177  $2,313,035   $2,372,498  $1,966,288
Ratio of Expenses to Average Net Assets (B)..................       0.57%       0.61%       0.61%        0.60%       0.62%
Ratio of Net Investment Income to Average Net Assets.........       1.97%       2.14%       2.07%        1.76%       2.15%
---------------------------------------------------------------------------------------------------------------------------

                                                                          EMERGING MARKETS SMALL CAP PORTFOLIO
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    20.33  $    19.85  $    24.26   $    17.45  $     9.33
                                                              ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.40        0.40        0.42         0.34        0.26
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.37        0.83       (3.67)        6.79        8.14
                                                              ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations..........................       1.77        1.23       (3.25)        7.13        8.40
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.39)      (0.35)      (0.40)       (0.32)      (0.28)
  Net Realized Gains.........................................      (0.61)      (0.40)      (0.76)          --          --
                                                              ----------  ----------  ----------   ----------  ----------
   Total Distributions.......................................      (1.00)      (0.75)      (1.16)       (0.32)      (0.28)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    21.10  $    20.33  $    19.85   $    24.26  $    17.45
============================================================= ==========  ==========  ==========   ==========  ==========
Total Return.................................................       8.92%       6.71%     (14.03)%      41.33%      91.35%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,041,863  $2,907,673  $1,832,745   $1,833,038  $1,133,958
Ratio of Expenses to Average Net Assets (B)..................       0.75%       0.82%       0.79%        0.78%       0.80%
Ratio of Net Investment Income to Average Net Assets.........       1.91%       2.01%       1.86%        1.70%       2.05%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES+
                                                              ---------------------------------------------
                                                                YEAR         YEAR     YEAR      YEAR     YEAR
                                                               ENDED        ENDED    ENDED     ENDED    ENDED
                                                              OCT. 31,     OCT. 31, OCT. 31,  OCT. 31, OCT. 31,
                                                                2013         2012     2011      2010     2009
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  28.21     $ 29.02  $ 36.35   $ 46.84  $ 85.43
                                                              --------     -------  -------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.47        0.50     0.20      0.56     0.56
  Net Gains (Losses) on Securities (Realized and Unrealized).     1.68       (0.45)   (5.45)     9.18    21.36
                                                              --------     -------  -------   -------  -------
   Total from Investment Operations..........................     2.15        0.05    (5.25)     9.74    21.92
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.50)      (0.47)   (0.45)    (7.12)   (6.00)
  Net Realized Gains.........................................    (0.59)      (0.39)   (1.63)   (13.11)  (54.52)
                                                              --------     -------  -------   -------  -------
   Total Distributions.......................................    (1.09)      (0.86)   (2.08)   (20.23)  (60.52)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  29.27     $ 28.21  $ 29.02   $ 36.35  $ 46.83
============================================================= ========     ======== ========  ======== ========
Total Return.................................................     7.75%       0.43%  (15.24)%   29.71%   78.29%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $106,070     $99,111  $78,157   $39,668  $ 5,082
Ratio of Expenses to Average Net Assets (B)..................     0.82%       0.86%    0.86%     0.86%    0.90%
Ratio of Net Investment Income to Average Net Assets.........     1.65%       1.78%    1.56%     1.39%    1.39%
----------------------------------------------------------------------------------------------------------------

                                                                EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                              ---------------------------------------------------------------
                                                                  YEAR         YEAR         YEAR          YEAR        YEAR
                                                                 ENDED        ENDED        ENDED         ENDED       ENDED
                                                                OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,
                                                                  2013         2012         2011          2010        2009
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $     28.22  $     29.02  $     36.27   $     28.90  $    19.36
                                                              -----------  -----------  -----------   -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.55         0.57         0.64          0.45        0.38
  Net Gains (Losses) on Securities (Realized and Unrealized).        1.67        (0.44)       (5.72)         8.01       12.41
                                                              -----------  -----------  -----------   -----------  ----------
   Total from Investment Operations..........................        2.22         0.13        (5.08)         8.46       12.79
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       (0.57)       (0.54)       (0.54)        (0.39)      (0.34)
  Net Realized Gains.........................................       (0.59)       (0.39)       (1.63)        (0.70)      (2.91)
                                                              -----------  -----------  -----------   -----------  ----------
   Total Distributions.......................................       (1.16)       (0.93)       (2.17)        (1.09)      (3.25)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $     29.28  $     28.22  $     29.02   $     36.27  $    28.90
============================================================= ===========  ===========  ===========   ===========  ==========
Total Return.................................................        8.01%        0.70%      (14.84)%       30.04%      78.59%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $19,162,837  $16,589,619  $13,730,213   $11,542,870  $7,401,266
Ratio of Expenses to Average Net Assets (B)..................        0.57%        0.61%        0.61%         0.60%       0.62%
Ratio of Net Investment Income to Average Net Assets.........        1.91%        2.03%        1.88%         1.40%       1.76%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        EMERGING MARKETS CORE EQUITY PORTFOLIO
                                                             ------------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     19.00  $    18.73  $    21.31   $    16.49  $     9.88
                                                             -----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.39        0.41        0.43         0.30        0.25
 Net Gains (Losses) on Securities (Realized and Unrealized).        1.07        0.23       (2.65)        4.81        6.56
                                                             -----------  ----------  ----------   ----------  ----------
   Total from Investment Operations.........................        1.46        0.64       (2.22)        5.11        6.81
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.37)      (0.37)      (0.36)       (0.29)      (0.20)
                                                             -----------  ----------  ----------   ----------  ----------
   Total Distributions......................................       (0.37)      (0.37)      (0.36)       (0.29)      (0.20)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     20.09  $    19.00  $    18.73   $    21.31  $    16.49
===========================================================  ===========  ==========  ==========   ==========  ==========
Total Return................................................        7.75%       3.55%     (10.59)%      31.30%      69.47%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $13,020,962  $8,594,707  $5,367,473   $4,179,882  $2,455,035
Ratio of Expenses to Average Net Assets.....................        0.63%       0.68%       0.67%        0.65%       0.67%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................        0.63%       0.68%       0.68%        0.65%       0.67%
Ratio of Net Investment Income to Average Net Assets........        1.97%       2.18%       2.04%        1.63%       2.03%
Portfolio Turnover Rate.....................................           1%          1%          1%           4%          6%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-six operational portfolios, of which thirty (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World ex U.S. Targeted Value Portfolio invests in four portfolios within the Fund, DFAITC, and DEM. World ex U.S. Core Equity Portfolio invests in two portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                                 PERCENTAGE
                                                                                                  OWNERSHIP
FEEDER FUNDS                                 MASTER FUNDS                                        AT 10/31/13
------------                                 ------------                                        -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                         80%
Japanese Small Company Portfolio             The Japanese Small Company Series                       18%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                   26%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                  2%
Continental Small Company Portfolio          The Continental Small Company Series                     5%
Emerging Markets Portfolio                   The Emerging Markets Series                             98%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                   99%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                 99%

FUND OF FUNDS
-------------                                -
International Small Company Portfolio        The Continental Small Company Series                    95%
                                             The Japanese Small Company Series                       82%
                                             The United Kingdom Small Company Series                 98%
                                             The Asia Pacific Small Company Series                   74%
                                             The Canadian Small Company Series                       98%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                    26%
                                             DFA International Real Estate Securities Portfolio      39%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                  --
                                             DFA International Small Cap Value Portfolio              --
                                             The DFA International Value Series                       1%
World ex U.S. Targeted Value Portfolio       DFA International Small Cap Value Portfolio              1%
                                             Dimensional Emerging Markets Value Fund                  --
                                             International Vector Equity Portfolio                    1%
                                             The Emerging Markets Small Cap Series                    --
World ex U.S. Core Equity Portfolio          International Core Equity Portfolio                      1%
                                             Emerging Markets Core Equity Portfolio                   --
Selectively Hedged Global Equity Portfolio   U.S. Core Equity 2 Portfolio                             --
                                             International Core Equity Portfolio                      --
                                             Emerging Markets Core Equity Portfolio                   --

Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio engages in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap
Portfolio invest directly in securities rather than through a Master Fund. See the Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), and International Equity Portfolios, are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed Derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except The DFA International Value Series), World ex U.S. Targeted Value Portfolio (except The Emerging Markets Small Cap Series), World ex U.S. Core Equity Portfolio and Selectively Hedged Global Equity Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value

Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2013, the Emerging Markets Core Equity Portfolio had significant transfers of securities with a total value of $925,099 (in thousands) that transferred from Level 1 to Level 2. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

   For the year ended October 31, 2013, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.05%
                 U.S. Large Cap Equity Portfolio........ 0.15%
                 U.S. Targeted Value Portfolio*......... 0.10%
                 U.S. Small Cap Value Portfolio*........ 0.20%
                 U.S. Core Equity 1 Portfolio........... 0.17%
                 U.S. Core Equity 2 Portfolio........... 0.20%
                 U.S. Vector Equity Portfolio........... 0.30%
                 U.S. Small Cap Portfolio*.............. 0.03%

           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%
           DFA Global Real Estate Securities Portfolio........ 0.27%
           DFA International Small Cap Value Portfolio........ 0.65%
           International Vector Equity Portfolio.............. 0.45%
           World ex U.S. Value Portfolio...................... 0.47%
           World ex U.S. Targeted Value Portfolio............. 0.58%
           World ex U.S. Core Equity Portfolio................ 0.40%
           Selectively Hedged Global Equity Portfolio......... 0.30%
           Emerging Markets Core Equity Portfolio............. 0.55%

   For the year ended October 31, 2013, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

* February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objectives and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2014 (except for the U.S. Large Cap Equity Portfolio which will remain in effect through February 28, 2015), and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2013, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                       PREVIOUSLY
                                                                       RECOVERY       WAIVED FEES/
                                                         EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                                        LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                                AMOUNT   EXPENSES ASSUMED     RECOVERY
--------------------------                              ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1)....................    0.19%          --             $   24
U.S. Targeted Value Portfolio (2)......................    0.50%          --                 --
U.S. Core Equity 1 Portfolio (3).......................    0.23%          --                 --
U.S. Core Equity 2 Portfolio (3).......................    0.26%          --                 --
U.S. Vector Equity Portfolio (3).......................    0.36%          --                 --
DFA Real Estate Securities Portfolio (3)...............    0.18%          --                842
International Core Equity Portfolio (3)................    0.49%          --                 --
International Small Company Portfolio (4)..............    0.45%          --                 --
Japanese Small Company Portfolio (5)...................    0.47%          --                 --
Asia Pacific Small Company Portfolio (5)...............    0.47%          --                 --
United Kingdom Small Company Portfolio (5).............    0.47%          --                 32
Continental Small Company Portfolio (5)................    0.47%          --                 --
DFA International Real Estate Securities Portfolio (3).    0.65%          --                 --
DFA Global Real Estate Securities Portfolio (6)........    0.32%          --              9,145
International Vector Equity Portfolio (3)..............    0.60%          --                 --
World ex U.S. Value Portfolio (7)......................    0.60%         $ 8                411
World ex U.S. Targeted Value Portfolio (8).............    0.80%          --                270
World ex U.S. Core Equity Portfolio (9)................    0.47%          --                170
Selectively Hedged Global Equity Portfolio (10)........    0.40%           1                367
Emerging Markets Core Equity Portfolio (3).............    0.85%          --                 --

CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (2)......................    0.62%          --                 --

CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (2)......................    0.77%          --                 --
Emerging Markets Value Portfolio (11)..................    0.96%          --                 --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, described above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

   (5) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.

   (6) Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

   (7) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.58% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the advisory fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
         Enhanced U.S. Large Company Portfolio..............    $  4
         Large Cap International Portfolio..................       9
         International Core Equity Portfolio................      31
         International Small Company Portfolio..............      --
         DFA International Real Estate Securities Portfolio.      18
         DFA International Small Cap Value Portfolio........      23
         International Vector Equity Portfolio..............       5
         World ex U.S. Value Portfolio......................      --
         World ex U.S. Targeted Value Portfolio.............      --
         World ex U.S. Core Equity Portfolio................      --
         Selectively Hedged Global Equity Portfolio.........      --
         Emerging Markets Core Equity Portfolio.............     167

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $250 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                  Enhanced U.S. Large Company Portfolio. $  7
                  U.S. Large Cap Equity Portfolio.......   --
                  U.S. Large Cap Value Portfolio........  263
                  U.S. Targeted Value Portfolio.........   74
                  U.S. Small Cap Value Portfolio........  248
                  U.S. Core Equity 1 Portfolio..........  108
                  U.S. Core Equity 2 Portfolio..........  178
                  U.S. Vector Equity Portfolio..........   55
                  U.S. Small Cap Portfolio..............  123
                  U.S. Micro Cap Portfolio..............  125
                  DFA Real Estate Securities Portfolio..   94
                  Large Cap International Portfolio.....   61
                  International Core Equity Portfolio...  165
                  International Small Company Portfolio.  184
                  Japanese Small Company Portfolio......    7
                  Asia Pacific Small Company Portfolio..    5

            United Kingdom Small Company Portfolio............. $  1
            Continental Small Company Portfolio................    4
            DFA International Real Estate Securities Portfolio.   33
            DFA Global Real Estate Securities Portfolio........   22
            DFA International Small Cap Value Portfolio........  276
            International Vector Equity Portfolio..............   13
            World ex U.S. Value Portfolio......................    1
            World ex U.S. Targeted Value Portfolio.............   --
            World ex U.S. Core Equity Portfolio................   --
            Selectively Hedged Global Equity Portfolio.........   --
            Emerging Markets Portfolio.........................   84
            Emerging Markets Small Cap Portfolio...............   58
            Emerging Markets Value Portfolio...................  353
            Emerging Markets Core Equity Portfolio.............  153

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                     U.S. GOVERNMENT    OTHER INVESTMENT
                                                       SECURITIES          SECURITIES
                                                    ----------------- ---------------------
                                                    PURCHASES  SALES  PURCHASES    SALES
                                                    --------- ------- ---------- ----------
Enhanced U.S. Large Company Portfolio.............. $151,334  $44,551 $  153,335 $  208,659
U.S. Large Cap Equity Portfolio....................       --       --    123,827        341
U.S. Targeted Value Portfolio......................       --       --    673,167    582,344
U.S. Small Cap Value Portfolio.....................       --       --  1,129,770  1,149,875
U.S. Core Equity 1 Portfolio.......................       --       --  1,216,828     65,417
U.S. Core Equity 2 Portfolio.......................       --       --  1,058,546    208,354
U.S. Vector Equity Portfolio.......................       --       --    277,739     84,963
U.S. Small Cap Portfolio...........................       --       --  1,734,923    561,016
U.S. Micro Cap Portfolio...........................       --       --    496,354    457,111
DFA Real Estate Securities Portfolio...............       --       --    767,339     51,303
Large Cap International Portfolio..................       --       --    365,229    125,888
International Core Equity Portfolio................       --       --  1,508,927    246,598
DFA International Real Estate Securities Portfolio.       --       --    615,805     83,893
DFA International Small Cap Value Portfolio........       --       --    926,091    901,431
International Vector Equity Portfolio..............       --       --    371,084     14,367
Emerging Markets Core Equity Portfolio.............       --       --  3,914,246    113,118

   For the year ended October 31, 2013, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                              DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                   -----------------------------------------------------------------
                                   BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES    10/31/2012 10/31/2013 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities
  Portfolio.......................  $777,963  $1,235,206 $419,586  $21,153 $22,778         --
DFA International Real Estate
  Securities Portfolio............   531,474     842,644  341,749   27,985  62,476         --

                                                     WORLD EX U.S. VALUE PORTFOLIO
                                   -----------------------------------------------------------------
                                   BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES    10/31/2012 10/31/2013 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio.......................  $  4,703  $   10,626 $  4,213  $   453 $   139        $64

                                                  WORLD EX U.S. TARGETED VALUE PORTFOLIO (A)
                                       ----------------------------------------------------------------
                                       BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES        10/31/2012 10/31/2013 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------        ---------- ---------- --------- ------ -------- ----------------
DFA International Small Cap Value
  Portfolio...........................       --    $59,508    $49,813  $  971   $635         $184
International Vector Equity Portfolio.       --      8,639      7,534     108    118            7

                                                   WORLD EX U.S. CORE EQUITY PORTFOLIO (B)
                                       ----------------------------------------------------------------
                                       BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES        10/31/2012 10/31/2013 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------        ---------- ---------- --------- ------ -------- ----------------
International Core Equity Portfolio...       --    $99,732    $93,693  $3,599   $918         $ --
Emerging Markets Core Equity
  Portfolio...........................       --     29,703     29,851   2,199    257           --

                                                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                       ----------------------------------------------------------------
                                       BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES        10/31/2012 10/31/2013 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------        ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 2 Portfolio..........  $14,297    $37,594    $17,321  $1,223   $429         $115
International Core Equity Portfolio...   12,942     34,847     17,035     385    694           --
Emerging Markets Core Equity
  Portfolio...........................    6,554     15,187      9,122     771    228           --

(a)The Portfolio commenced operations on November 1, 2012.

(b)The Portfolio commenced operations on April 9, 2013.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          INCREASE       INCREASE
                                                         (DECREASE)     (DECREASE)
                                          INCREASE     UNDISTRIBUTED   ACCUMULATED
                                         (DECREASE)    NET INVESTMENT  NET REALIZED
                                       PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.      $(41)         $(1,482)        $1,523
U.S. Large Cap Equity Portfolio.......       (11)              11             --
U.S. Large Cap Value Portfolio........        --               --             --

                                                                       INCREASE       INCREASE
                                                                      (DECREASE)     (DECREASE)
                                                       INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                      (DECREASE)    NET INVESTMENT  NET REALIZED
                                                    PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                    --------------- -------------- --------------
U.S. Targeted Value Portfolio......................     $32,363        $ (3,552)      $(28,811)
U.S. Small Cap Value Portfolio.....................      30,865          (6,020)       (24,845)
U.S. Core Equity 1 Portfolio.......................          --              73            (73)
U.S. Core Equity 2 Portfolio.......................       7,427          (4,267)        (3,160)
U.S. Vector Equity Portfolio.......................       3,066          (1,370)        (1,696)
U.S. Small Cap Portfolio...........................      14,889          (3,327)       (11,562)
U.S. Micro Cap Portfolio...........................      13,457          (2,061)       (11,396)
DFA Real Estate Securities Portfolio...............          92           8,126         (8,218)
Large Cap International Portfolio..................          --             (48)            48
International Core Equity Portfolio................          --          (1,269)         1,269
International Small Company Portfolio..............      19,041           2,378        (21,419)
Japanese Small Company Portfolio...................      (3,055)          1,185          1,870
Asia Pacific Small Company Portfolio...............          --           1,717         (1,717)
United Kingdom Small Company Portfolio.............          --              --             --
Continental Small Company Portfolio................          --              11            (11)
DFA International Real Estate Securities Portfolio.          --           7,155         (7,155)
DFA Global Real Estate Securities Portfolio........          --              --             --
DFA International Small Cap Value Portfolio........      20,991          (9,402)       (11,589)
International Vector Equity Portfolio..............         640            (330)          (310)
World ex U.S. Value Portfolio......................          --               5             (5)
World ex U.S. Targeted Value Portfolio.............          39              (1)           (38)
World ex U.S. Core Equity Portfolio................          (9)             10             (1)
Selectively Hedged Global Equity Portfolio.........          --             237           (237)
Emerging Markets Portfolio.........................       4,120          (3,230)          (890)
Emerging Markets Small Cap Portfolio...............          --             (74)            74
Emerging Markets Value Portfolio...................      30,746         (10,346)       (20,400)
Emerging Markets Core Equity Portfolio.............          --          (1,813)         1,813

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2012..................................    $  2,785                  $  2,785
  2013..................................       1,597            --       1,597
  U.S. Large Cap Equity Portfolio
  2013..................................         321            --         321
  U.S. Large Cap Value Portfolio
  2012..................................     150,153                   150,153
  2013..................................     180,943            --     180,943
  U.S. Targeted Value Portfolio
  2012..................................      27,304      $ 31,976      59,280
  2013..................................      55,372       162,209     217,581
  U.S. Small Cap Value Portfolio
  2012..................................      56,139       122,752     178,891
  2013..................................     112,970       380,218     493,188

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                    -------------- ------------- --------
U.S. Core Equity 1 Portfolio
2012...............................................    $ 76,278                  $ 76,278
2013...............................................     105,633            --     105,633
U.S. Core Equity 2 Portfolio
2012...............................................     103,512      $  2,008     105,520
2013...............................................     143,640        55,772     199,412
U.S. Vector Equity Portfolio
2012...............................................      29,237           337      29,574
2013...............................................      34,959         3,507      38,466
U.S. Small Cap Portfolio
2012...............................................      44,580        14,276      58,856
2013...............................................      83,270       228,671     311,941
U.S. Micro Cap Portfolio
2012...............................................      33,018        14,720      47,738
2013...............................................      46,915       176,365     223,280
DFA Real Estate Securities Portfolio
2012...............................................     103,653                   103,653
2013...............................................     102,731            --     102,731
Large Cap International Portfolio
2012...............................................      60,808                    60,808
2013...............................................      70,787            --      70,787
International Core Equity Portfolio
2012...............................................     179,492                   179,492
2013...............................................     214,687            --     214,687
International Small Company Portfolio
2012...............................................     169,495       110,049     279,544
2013...............................................     159,066        39,012     198,078
Japanese Small Company Portfolio
2012...............................................       4,541                     4,541
2013...............................................       2,836            --       2,836
Asia Pacific Small Company Portfolio
2012...............................................       9,333                     9,333
2013...............................................       7,603            --       7,603
United Kingdom Small Company Portfolio
2012...............................................         992                       992
2013...............................................         953            --         953
Continental Small Company Portfolio
2012...............................................       2,958                     2,958
2013...............................................       2,834            --       2,834
DFA International Real Estate Securities Portfolio
2012...............................................      60,194                    60,194
2013...............................................     181,848            --     181,848
DFA Global Real Estate Securities Portfolio
2012...............................................      26,050                    26,050
2013...............................................      84,341            --      84,341
DFA International Small Cap Value Portfolio
2012...............................................     206,370       131,063     337,433
2013...............................................     198,381       117,102     315,483

                                            NET INVESTMENT
                                              INCOME AND
                                              SHORT-TERM     LONG-TERM
                                            CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                            -------------- ------------- --------
International Vector Equity Portfolio
2012.......................................    $ 14,733      $  6,546    $ 21,279
2013.......................................      17,456         2,044      19,500
World ex U.S. Value Portfolio
2012.......................................       1,438                     1,438
2013.......................................       2,334            --       2,334
World ex U.S. Targeted Value Portfolio
2013.......................................         993            --         993
World ex U.S. Core Equity Portfolio
2013.......................................       1,171            --       1,171
Selectively Hedged Global Equity Portfolio
2012.......................................         534                       534
2013.......................................         373            56         429
Emerging Markets Portfolio
2012.......................................      51,664        91,664     143,328
2013.......................................      59,866        30,527      90,393
Emerging Markets Small Cap Portfolio
2012.......................................      42,163        40,014      82,177
2013.......................................      71,149        92,100     163,249
Emerging Markets Value Portfolio
2012.......................................     300,146       202,987     503,133
2013.......................................     357,501       344,531     702,032
Emerging Markets Core Equity Portfolio
2012.......................................     143,349                   143,349
2013.......................................     205,400            --     205,400

   U.S. Large Cap Equity Portfolio commenced operations on June 25, 2013 and did not pay any distributions for the year ended October 31, 2012. World ex U.S. Targeted Value Portfolio commenced operations on November 1, 2012 and did not pay any distributions for the year ended October 31, 2012. World ex U.S. Core Equity Portfolio commenced operations on April 9, 2013 and did not pay any distributions for the year ended October 31, 2012.

   At October 31, 2013, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             NET INVESTMENT
                                               INCOME AND
                                               SHORT-TERM     LONG-TERM
                                             CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                             -------------- ------------- -------
Enhanced U.S. Large Company Portfolio.......         --             --         --
U.S. Large Cap Equity Portfolio.............         --             --         --
U.S. Large Cap Value Portfolio..............         --             --         --
U.S. Targeted Value Portfolio...............    $ 6,274        $26,089    $32,363
U.S. Small Cap Value Portfolio..............      6,218         24,617     30,865
U.S. Core Equity 1 Portfolio................         --             --         --
U.S. Core Equity 2 Portfolio................      4,443          2,984      7,427
U.S. Vector Equity Portfolio................      1,506          1,560      3,066
U.S. Small Cap Portfolio....................      4,483         10,405     14,888
U.S. Micro Cap Portfolio....................      3,060         10,398     13,458
International Small Company Portfolio.......     10,055          8,986     19,041
DFA International Small Cap Value Portfolio.     14,657          6,334     20,991

                                          NET INVESTMENT
                                            INCOME AND
                                            SHORT-TERM     LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- -------
  International Vector Equity Portfolio..    $   473        $   167    $   640
  World ex U.S. Targeted Value Portfolio.         26             26         52
  Emerging Markets Portfolio.............      3,106          1,014      4,120
  Emerging Markets Value Portfolio.......     18,634         12,112     30,746

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                             UNDISTRIBUTED                                              TOTAL NET
                                             NET INVESTMENT                                           DISTRIBUTABLE
                                               INCOME AND   UNDISTRIBUTED                UNREALIZED     EARNINGS
                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS  APPRECIATION  (ACCUMULATED
                                             CAPITAL GAINS  CAPITAL GAINS CARRYFOWARD  (DEPRECIATION)    LOSSES)
                                             -------------- ------------- ------------ -------------- -------------
Enhanced U.S. Large Company Portfolio.......          --            --     $  (1,059)    $    3,933    $    2,874
U.S. Large Cap Equity Portfolio.............    $    317            --            --         10,560        10,877
U.S. Large Cap Value Portfolio..............      28,647            --      (512,898)     4,225,900     3,741,649
U.S. Targeted Value Portfolio...............      17,027      $237,247            --      1,330,412     1,584,686
U.S. Small Cap Value Portfolio..............      18,970       443,687            --      2,850,347     3,313,004
U.S. Core Equity 1 Portfolio................      15,136        34,837            --      2,298,101     2,348,074
U.S. Core Equity 2 Portfolio................      19,964        98,716            --      3,166,130     3,284,810
U.S. Vector Equity Portfolio................       5,402        38,796            --        926,605       970,803
U.S. Small Cap Portfolio....................      25,516       218,763            --      2,182,172     2,426,451
U.S. Micro Cap Portfolio....................      17,211       200,725            --      1,610,873     1,828,809
DFA Real Estate Securities Portfolio........      32,487            --      (179,405)     1,274,703     1,127,785
Large Cap International Portfolio...........       9,261            --      (212,195)       612,594       409,660
International Core Equity Portfolio.........      41,670            --      (113,295)     1,437,552     1,367,061
International Small Company Portfolio.......     118,814       211,281            --      1,566,261     1,896,356
Japanese Small Company Portfolio............      11,490            --       (66,522)        16,667       (38,365)
Asia Pacific Small Company Portfolio........      11,406            --       (26,597)        24,537         9,346
United Kingdom Small Company Portfolio......         447           406            --         13,794        14,647
Continental Small Company Portfolio.........         319            --       (26,529)        38,434        12,224
DFA International Real Estate Securities
  Portfolio.................................      91,532            --      (206,697)        (5,808)     (120,973)
DFA Global Real Estate Securities Portfolio.      11,647            --          (808)       333,050       343,889
DFA International Small Cap Value
  Portfolio.................................     145,446       127,002            --      1,923,377     2,195,825
International Vector Equity Portfolio.......       5,884         7,263            --        218,801       231,948
World ex U.S. Value Portfolio...............         353            --        (2,715)        14,956        12,594
World ex U.S. Targeted Value Portfolio......         144         1,141            --         11,475        12,760
World ex U.S. Core Equity Portfolio.........          62            --            --         11,626        11,688
Selectively Hedged Global Equity Portfolio..       1,700           537            --         15,002        17,239
Emerging Markets Portfolio..................      13,976        21,322            --      1,122,953     1,158,251
Emerging Markets Small Cap Portfolio........      27,935        63,092            --        422,604       513,631
Emerging Markets Value Portfolio............     128,578       263,757            --        298,709       691,044
Emerging Markets Core Equity Portfolio......      55,409            --       (51,641)     1,198,159     1,201,927

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                  EXPIRES ON OCTOBER 31,
                                             -----------------------------------------------------------------
                                              2014   2015   2016     2017    2018    2019   UNLIMITED  TOTAL
                                             ------ ------ ------- -------- ------- ------- --------- --------
Enhanced U.S. Large Company Portfolio.......     -- $1,059      --       --      --      --       --  $  1,059
U.S. Large Cap Equity Portfolio.............     --     --      --       --      --      --       --        --
U.S. Large Cap Value Portfolio..............     --     --      -- $512,898      --      --       --   512,898
U.S. Targeted Value Portfolio...............     --     --      --       --      --      --       --        --
U.S. Small Cap Value Portfolio..............     --     --      --       --      --      --       --        --
U.S. Core Equity 1 Portfolio................     --     --      --       --      --      --       --        --
U.S. Core Equity 2 Portfolio................     --     --      --       --      --      --       --        --
U.S. Vector Equity Portfolio................     --     --      --       --      --      --       --        --
U.S. Small Cap Portfolio....................     --     --      --       --      --      --       --        --
U.S. Micro Cap Portfolio....................     --     --      --       --      --      --       --        --
DFA Real Estate Securities Portfolio........     --     -- $45,525   62,969 $44,388 $26,523       --   179,405
Large Cap International Portfolio...........     --     --  19,004  135,392  14,311  12,549  $30,938   212,194
International Core Equity Portfolio.........     --     --      --   53,176      --      --   60,119   113,295
International Small Company Portfolio.......     --     --      --       --      --      --       --        --
Japanese Small Company Portfolio............ $2,451  8,003  23,057   13,952  12,208   5,543    1,308    66,522
Asia Pacific Small Company Portfolio........     --     --  16,317    8,261      --      --    2,019    26,597
United Kingdom Small Company Portfolio......     --     --      --       --      --      --       --        --
Continental Small Company Portfolio.........     --     --  13,544    7,224   5,252      --      509    26,529
DFA International Real Estate Securities
 Portfolio..................................     --     46  13,446   34,576  38,689  69,466   50,474   206,697
DFA Global Real Estate Securities Portfolio.     --     --      --       --     808      --       --       808
DFA International Small Cap Value Portfolio.     --     --      --       --      --      --       --        --
International Vector Equity Portfolio.......     --     --      --       --      --      --       --        --
World ex U.S. Value Portfolio...............     --     --      --       --      --   2,715       --     2,715
World ex U.S. Targeted Value Portfolio......     --     --      --       --      --      --       --        --
World ex U.S. Core Equity Portfolio.........     --     --      --       --      --      --       --        --
Selectively Hedged Global Equity Portfolio..     --     --      --       --      --      --       --        --
Emerging Markets Portfolio..................     --     --      --       --      --      --       --        --
Emerging Markets Small Cap Portfolio........     --     --      --       --      --      --       --        --
Emerging Markets Value Portfolio............     --     --      --       --      --      --       --        --
Emerging Markets Core Equity Portfolio......     --     --   7,080   26,444      --      --   18,117    51,641

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

             Enhanced U.S. Large Company Portfolio....... $ 45,882
             U.S. Large Cap Value Portfolio..............  819,591
             U.S. Core Equity 1 Portfolio................   13,834
             DFA Real Estate Securities Portfolio........   27,388
             Japanese Small Company Portfolio............    4,124
             United Kingdom Small Company Portfolio......    2,141
             Continental Small Company Portfolio.........    2,316
             DFA Global Real Estate Securities Portfolio.      308
             World ex U.S. Value Portfolio...............    3,127

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                          NET
                                                                                       UNREALIZED
                                             FEDERAL       UNREALIZED    UNREALIZED   APPRECIATION
                                             TAX COST     APPRECIATION  DEPRECIATION (DEPRECIATION)
                                          -------------- -------------- ------------ --------------
Enhanced U.S. Large Company Portfolio.... $      207,573 $        4,057 $       (82) $        3,975
U.S. Large Cap Equity Portfolio..........        159,514         11,436        (877)         10,560
U.S. Large Cap Value Portfolio...........      7,741,219      4,225,900          --       4,225,900
U.S. Targeted Value Portfolio............      3,496,204      1,435,154    (104,742)      1,330,412
U.S. Small Cap Value Portfolio...........      8,187,279      3,454,059    (603,712)      2,850,347
U.S. Core Equity 1 Portfolio.............      6,003,068      2,442,119    (144,018)      2,298,101
U.S. Core Equity 2 Portfolio.............      7,894,380      3,482,335    (315,964)      3,166,371
U.S. Vector Equity Portfolio.............      2,351,458      1,047,537    (120,932)        926,605
U.S. Small Cap Portfolio.................      6,999,688      2,475,586    (293,395)      2,182,190
U.S. Micro Cap Portfolio.................      3,920,122      1,980,490    (369,598)      1,610,891
DFA Real Estate Securities Portfolio.....      3,910,757      1,317,277     (65,498)      1,251,778
Large Cap International Portfolio........      2,379,895        784,229    (171,697)        612,532
International Core Equity Portfolio......      9,076,319      2,173,008    (734,399)      1,437,474
International Small Company Portfolio....      6,943,164      1,566,243          --       1,566,243
Japanese Small Company Portfolio.........        397,615         16,680          --          16,680
Asia Pacific Small Company Portfolio.....        306,757         24,534          --          24,534
United Kingdom Small Company Portfolio...         23,323         13,791          --          13,791
Continental Small Company Portfolio......        132,494         38,306          --          38,306
DFA International Real Estate Securities
  Portfolio..............................      2,324,655         56,716     (62,535)         (5,719)
DFA Global Real Estate Securities
  Portfolio..............................      1,753,497        333,050          --         333,050
DFA International Small Cap Value
  Portfolio..............................     10,242,293      3,483,706          --       1,923,255
International Vector Equity Portfolio....        982,267        260,467     (41,679)        218,775
World ex U.S. Value Portfolio............        102,466         14,988          --          14,988
World ex U.S. Targeted Value Portfolio...         84,463         11,475        (327)         11,475
World ex U.S. Core Equity Portfolio......        117,808         11,626          --          11,626
Selectively Hedged Global Equity
  Portfolio..............................         72,621         15,168          --          15,168
Emerging Markets Portfolio...............  2,530,894,936  1,122,991,971          --   1,122,991,971
Emerging Markets Small Cap Portfolio.....      3,614,485        422,694          --         422,694
Emerging Markets Value Portfolio.........     18,957,804        298,621          --         298,621
Emerging Markets Core Equity Portfolio...     13,076,862      2,341,323  (1,143,120)      1,198,303

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

The capital share transactions by class were as follows (amounts in thousands):

                                                             YEAR ENDED            YEAR ENDED
                                                           OCT. 31, 2013          OCT. 31, 2012
                                                       ---------------------  --------------------
                                                          AMOUNT     SHARES      AMOUNT     SHARES
                                                       -----------  --------  -----------  -------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
 Shares Issued........................................ $     9,003       477  $     5,787      353
 Shares Issued in Lieu of Cash Distributions..........       3,423       205          730       48
 Shares Redeemed......................................     (61,998)   (3,124)      (7,953)    (486)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $   (49,572)   (2,442) $    (1,436)     (85)
                                                       ===========  ========  ===========  =======
Class R2 Shares
 Shares Issued........................................ $    10,505       520  $     4,727      288
 Shares Issued in Lieu of Cash Distributions..........         923        55          162       11
 Shares Redeemed......................................      (5,597)     (281)      (4,413)    (273)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     5,831       294  $       476       26
                                                       ===========  ========  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 1,049,705    53,476  $   772,443   47,901
 Shares Issued in Lieu of Cash Distributions..........     189,447    11,289       39,875    2,618
 Shares Redeemed......................................  (1,045,053)  (52,845)    (649,785) (39,847)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   194,099    11,920  $   162,533   10,672
                                                       ===========  ========  ===========  =======

EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $    27,484       947  $    61,477    2,199
 Shares Issued in Lieu of Cash Distributions..........       3,927       137        2,784      106
 Shares Redeemed......................................     (27,940)     (973)     (40,795)  (1,486)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     3,471       111  $    23,466      819
                                                       ===========  ========  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 4,212,669   148,010  $ 5,047,163  179,634
 Shares Issued in Lieu of Cash Distributions..........     652,656    22,854      436,347   16,644
 Shares Redeemed......................................  (2,940,034) (104,206)  (2,278,812) (81,493)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 1,925,291    66,658  $ 3,204,698  114,785
                                                       ===========  ========  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. REPURCHASE AGREEMENTS: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. FORWARD CURRENCY CONTRACTS: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2013, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

ENHANCED U.S. LARGE COMPANY PORTFOLIO*

                                                              UNREALIZED
                                                                FOREIGN
      SETTLEMENT CURRENCY          CONTRACT      VALUE AT      EXCHANGE
         DATE    AMOUNT** CURRENCY  AMOUNT   OCTOBER 31, 2013 GAIN (LOSS)
      ---------- -------- -------- --------  ---------------- -----------
       11/13/13    8,387    Euro   $ 11,342      $ 11,387        $ 45
       11/13/13    8,294    Euro     11,270        11,260         (10)
       11/13/13   (2,071)   Euro     (2,799)       (2,811)        (12)

                                                                   UNREALIZED
                                                                     FOREIGN
 SETTLEMENT CURRENCY                    CONTRACT      VALUE AT      EXCHANGE
    DATE    AMOUNT**      CURRENCY       AMOUNT   OCTOBER 31, 2013 GAIN (LOSS)
 ---------- -------- ------------------ --------  ---------------- -----------
  11/13/13   (2,124) Euro               $ (2,893)     $ (2,884)       $   9
  11/13/13   (4,078) Euro                 (5,518)       (5,537)         (19)
  11/13/13   (8,408) Euro                (11,145)      (11,416)        (271)
  11/04/13    6,278  New Zealand Dollar    5,183         5,185            2
  11/04/13   (4,082) New Zealand Dollar   (3,367)       (3,371)          (4)
  11/04/13   (6,273) New Zealand Dollar   (5,211)       (5,181)          30
  12/05/13   (6,287) New Zealand Dollar   (5,180)       (5,182)          (2)
  11/12/13   (3,096) UK Pound Sterling    (4,979)       (4,964)          15
                                        --------      --------        -----
                                        $(13,297)     $(13,514)       $(217)
                                        ========      ========        =====

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO*

                                                                   UNREALIZED
                                                                     FOREIGN
  SETTLEMENT CURRENCY                   CONTRACT      VALUE AT      EXCHANGE
     DATE    AMOUNT**      CURRENCY      AMOUNT   OCTOBER 31, 2013 GAIN (LOSS)
  ---------- --------  ---------------- --------  ---------------- -----------
   11/19/13    (1,991) Denmark Krone    $   (359)     $   (364)       $ (5)
   12/09/13    (5,621) Euro               (7,646)       (7,632)         14
   11/15/13   (19,866) Hong Kong Dollar   (2,562)       (2,562)         --
   12/30/13  (586,231) Japanese Yen       (6,040)       (5,964)         76
   12/13/13    (1,885) Swiss Franc        (2,021)       (2,078)        (57)
                                        --------      --------        ----
                                        $(18,628)     $(18,600)       $ 28
                                        ========      ========        ====

* During the year ended October 31, 2013, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $70,028 and $14,609 (in thousands), respectively.

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. FUTURES CONTRACTS: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2013, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                              APPROXIMATE
                                                   EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                           ----------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large
  Company Portfolio....... S&P 500 Index(R)         12/20/13     467     $204,429   $7,914         --
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Index(R) Emini   12/20/13      39        3,414      133       $160

  Securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2013, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount basis contract amount of outstanding futures contracts were $187,291 and $2,501 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2013:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Payables: Futures Margin
                             Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2013 (amounts in thousands):

                                                  ASSET DERIVATIVES VALUE
                                            -----------------------------------
                                              TOTAL VALUE     FOREIGN
                                                   AT        EXCHANGE   EQUITY
                                            OCTOBER 31, 2013 CONTRACTS CONTRACTS
-                                           ---------------- --------- ---------
Enhanced U.S. Large Company Portfolio......      $8,015        $ 101    $7,914*
Selectively Hedged Global Equity Portfolio.         223           90       133*

                                                LIABILITY DERIVATIVES VALUE
                                            -----------------------------------
                                              TOTAL VALUE     FOREIGN
                                                   AT        EXCHANGE   EQUITY
                                            OCTOBER 31, 2013 CONTRACTS CONTRACTS
-                                           ---------------- --------- ---------
Enhanced U.S. Large Company Portfolio......      $ (318)       $(318)       --
Selectively Hedged Global Equity Portfolio.         (62)         (62)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2013 (amounts in thousands):

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2013 (amounts in thousands):

                                                       REALIZED GAIN (LOSS) ON
                                                     DERIVATIVES RECOGNIZED IN INCOME
                                                     -------------------------------
                                                                 FOREIGN
                                                                EXCHANGE    EQUITY
                                                      TOTAL     CONTRACTS  CONTRACTS
                                                      -------   ---------  ---------
Enhanced U.S. Large Company Portfolio............... $39,706      $(738)    $40,444
U.S. Targeted Value Portfolio*......................   4,864         --       4,864
U.S. Small Cap Value Portfolio*.....................   4,175         --       4,175
U.S. Vector Equity Portfolio*.......................     (48)        --         (48)
U.S. Small Cap Portfolio*...........................    (331)        --        (331)
U.S. Micro Cap Portfolio*...........................    (423)        --        (423)
International Small Company Portfolio*..............     (29)        --         (29)
Continental Small Company Portfolio*................      29         --          29
DFA International Real Estate Securities Portfolio*.     888         --         888
Selectively Hedged Global Equity Portfolio..........     813        268         545
Emerging Markets Small Cap Portfolio*...............     457         --         457

                                                         CHANGE IN UNREALIZED
                                                     APPRECIATION (DEPRECIATION) ON
                                                     DERIVATIVES RECOGNIZED IN INCOME
                                                     -------------------------------
                                                                 FOREIGN
                                                                EXCHANGE    EQUITY
                                                      TOTAL     CONTRACTS  CONTRACTS
                                                      -------   ---------  ---------
Enhanced U.S. Large Company Portfolio............... $ 6,052      $ 964     $ 5,088
Selectively Hedged Global Equity Portfolio..........     272        122         150

* As of October 31, 2013, there were no futures contracts outstanding. During the year ended October 31, 2013, the Portfolios had limited activity in futures contracts.

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                               WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                             INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                             ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio...............     0.91%       $ 4,884         14        $ 2        $10,912
U.S. Small Cap Value Portfolio..............     0.87%         3,717         17          2         10,728
U.S. Core Equity 1 Portfolio................     0.86%         5,556         13          2         12,118
U.S. Core Equity 2 Portfolio................     0.85%        11,512         12          3         26,857
U.S. Small Cap Portfolio....................     0.91%         4,540          1         --          4,540
U.S. Micro Cap Portfolio....................     0.85%         3,328         23          2          7,874
DFA Real Estate Securities Portfolio........     0.89%         3,978         11          1          7,104
Large Cap International Portfolio...........     0.88%        24,396         15          9         37,795
International Core Equity Portfolio.........     0.87%        17,268         21          9         45,610
International Small Company Portfolio.......     0.83%         4,193          1         --          4,193
DFA International Real Estate Securities
  Portfolio.................................     0.83%           358          1         --            358
DFA Global Real Estate Securities Portfolio.     0.83%         1,195          3         --          1,573
DFA International Small Cap Value Portfolio.     0.85%        18,409         90         39         58,797
International Vector Equity Portfolio.......     0.85%         1,225          8         --          2,787
World ex U.S. Value Portfolio...............     0.87%           834         22         --          5,473
World ex U.S. Targeted Value Portfolio......     0.84%           426          9         --          1,067
World ex U.S. Core Equity Portfolio.........     0.84%           312         20         --          1,484

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Portfolio's available line of credit was utilized.

   At October 31, 2013 only the DFA International Small Cap Value Portfolio had outstanding borrowings under the lines of credit of $4,016 (in thousands).

J. SECURITIES LENDING:

   As of October 31, 2013, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                               MARKET
                                                               VALUE
                                                              --------
          Large Cap International Portfolio.................. $ 19,115
          International Core Equity Portfolio................   54,401
          DFA International Real Estate Securities Portfolio.    1,189
          DFA International Small Cap Value Portfolio........   42,290
          International Vector Equity Portfolio..............    5,783
          Emerging Markets Core Equity Portfolio.............  374,335

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

N. OTHER:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                   APPROXIMATE
                                                                                    PERCENTAGE
                                                                      NUMBER OF   OF OUTSTANDING
                                                                     SHAREHOLDERS     SHARES
                                                                     ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class
  Shares............................................................      5             85%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.......      3             99%
U.S. Large Cap Value Portfolio -- Institutional Class Shares........      3             73%
U.S. Targeted Value Portfolio -- Class R1 Shares....................      4             95%
U.S. Targeted Value Portfolio -- Class R2 Shares....................      6             81%
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             62%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      3             60%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      4             74%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      6             81%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      5             95%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             48%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      4             70%
DFA Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      4             85%
Large Cap International Portfolio -- Institutional Class Shares.....      3             69%
International Core Equity Portfolio -- Institutional Class Shares...      4             75%
International Small Company Portfolio -- Institutional Class
  Shares............................................................      4             57%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             82%
Asia Pacific Small Company Portfolio -- Institutional Class
  Shares............................................................      3             87%
United Kingdom Small Company Portfolio -- Institutional Class
  Shares............................................................      3             94%
Continental Small Company Portfolio -- Institutional Class
  Shares............................................................      5             95%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             93%
DFA Global Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      3             82%
DFA International Small Cap Value Portfolio -- Institutional Class
  Shares............................................................      3             57%
International Vector Equity Portfolio -- Institutional Class
  Shares............................................................      4             87%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      5             84%
World ex U.S. Targeted Value Portfolio -- Institutional Class
  Shares............................................................      3            100%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares...      2             97%
Selectively Hedged Global Equity Portfolio..........................      3             96%
Emerging Markets Portfolio -- Institutional Class Shares............      4             68%
Emerging Markets Small Cap Portfolio -- Institutional Class
  Shares............................................................      4             51%
Emerging Markets Value Portfolio -- Class R2 Shares.................      5             85%
Emerging Markets Value Portfolio -- Institutional Class Shares......      2             28%
Emerging Markets Core Equity Portfolio -- Institutional Class
  Shares............................................................      3             59%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and the Court currently is coordinating with the parties to establish a schedule for motions to dismiss in the Committee Action.

   Litigation counsel to the U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the U.S. Large Cap Value Series arising from the Lawsuits. Until the U.S. Large Cap Value Series can do so, no reduction of the net asset value of the U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of the U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of the U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by the U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by the U.S. Large Cap Value Series.

P. SUBSEQUENT EVENT EVALUATIONS:

   On December 13, 2013, the Board of DFAIDG voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Current Agreements") into a bundled Investment Management Agreement for each of the following five Portfolios: U.S. Small Cap Portfolio, U.S. Small Cap Value Portfolio, U.S. Micro Cap Portfolio, Enhanced U.S. Large Company Portfolio, and U.S. Targeted Value Portfolio. It is expected that each Investment Management Agreement will become effective on February 28, 2014. The nature and level of services to the Portfolios under the Investment Management Agreements will be the same as under the Current Agreements. When the Investment Management Agreements become effective, each Portfolio will pay the Advisor an investment management fee that is equal to the sum of the current investment advisory fee and current administration fee that is paid by the Portfolio to the Advisor under the Current Agreements.

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, and Emerging Markets Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
DOW JONES-UBS COMMODITY INDEX TOTAL RETURN
NOVEMBER 9, 2010-OCTOBER 31, 2013

                                    [CHART]

                       DFA Commodity              Dow Jones-UBS Commodity
                     Strategy Portfolio             Index Total Return
                 -------------------------     ----------------------------
 11/9/2010                $10,000                         $10,000
11/30/2010                  9,480                           9,414
12/31/2010                 10,464                          10,420
 1/31/2011                 10,584                          10,525
 2/28/2011                 10,804                          10,664
 3/31/2011                 11,010                          10,884
 4/30/2011                 11,440                          11,261
 5/31/2011                 10,889                          10,691
 6/30/2011                 10,337                          10,152
 7/31/2011                 10,678                          10,452
 8/31/2011                 10,788                          10,557
 9/30/2011                  9,187                           9,001
10/31/2011                  9,798                           9,597
11/30/2011                  9,538                           9,384
12/31/2011                  9,199                           9,032
 1/31/2012                  9,480                           9,256
 2/29/2012                  9,752                           9,506
 3/31/2012                  9,360                           9,112
 4/30/2012                  9,299                           9,074
 5/31/2012                  8,494                           8,245
 6/30/2012                  8,889                           8,698
 7/31/2012                  9,494                           9,261
 8/31/2012                  9,676                           9,381
 9/30/2012                  9,840                           9,541
10/31/2012                  9,497                           9,171
11/30/2012                  9,547                           9,176
12/31/2012                  9,321                           8,937
 1/31/2013                  9,544                           9,151
 2/28/2013                  9,169                           8,777
 3/31/2013                  9,229                           8,836
 4/30/2013                  8,996                           8,590
 5/31/2013                  8,763                           8,397
 6/30/2013                  8,304                           8,001
 7/31/2013                  8,436                           8,110
 8/31/2013                  8,730                           8,386
 9/30/2013                  8,529                           8,172
10/31/2013                  8,438                           7,963              Past performance is not predictive of
                                                                               future performance.

                                                                               The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
                                                                               would pay on fund distributions or the
          AVERAGE ANNUAL         ONE             FROM                          redemption of fund shares.
          TOTAL RETURN           YEAR         11/09/2010
          -----------------------------------------------------                Dow Jones-UBS data provided by S&P
                                -11.15%         -5.55%                         Dow Jones Indices, LLC and UBS AG.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 COMMODITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2013

   During the fiscal year ended, October 31, 2013, commodities produced mostly negative returns. Stepping outside this trend were the petroleum based commodities which may have benefited from renewed Middle East concerns and continuing pipeline and refinery hurdles. Natural gas prices experienced a substantial decline in part likely due to lower demand and increased supply in a market less restrained by delivery and refinery bottlenecks. Corn and wheat prices experienced significant declines in 2013 as the U.S. emerged from the 2012 drought with early signs of bumper corn crop followed by a much improved summer wheat harvest. As equity markets surged and evidence of lower inflation expectations emerged, silver and gold erased nearly half the value created in a ten year rally that ended at the beginning of the period. Industrial metals saw modest drops on increased supply.

DFA COMMODITY STRATEGY PORTFOLIO

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio gains exposure to commodities markets by investing in derivative instruments, swap agreements, and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCI). In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") identifies a broadly-diversified universe of eligible U.S. and foreign fixed income securities with precisely defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, Dimensional will generally focus investment in that longer-term area; otherwise, the Portfolio will generally focus investment in the short-term range of the eligible maturity range.

   For the 12 months ended October 31, 2013, the total return was -11.15% for the Portfolio and -12.21% for the Dow Jones-UBS Commodity Index Total Return. The Portfolio's outperformance came from a combination of both the flexibility the Portfolio maintains relative to the benchmark in regards to its management of futures contract expirations and the Portfolio's investment in fixed income securities.

   The Portfolio gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 22 commodities found in the Dow Jones-UBS Commodity Index Total Return whose returns for the period ranged from +10.19% (WTI crude oil) to -38.88% (coffee).

   While the Portfolio has derivative exposure to commodities, the majority of the assets were invested in fixed income securities. The fixed income component duration decreased slightly from 1.85 to 1.82 years during the period. The Portfolio benefited from the exposure to longer duration relative to its short-term obligations on its derivatives. It also benefited from its credit exposure during a period where credit spreads narrowed. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           SIX MONTHS ENDED OCTOBER 31, 2013
   EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/13  10/31/13    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   DFA COMMODITY STRATEGY PORTFOLIO
   --------------------------------
   Actual Fund Return............... $1,000.00 $  937.90    0.34%    $1.66
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.49    0.34%    $1.73

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA COMMODITY STRATEGY PORTFOLIO
              Corporate....................................  46.6%
              Foreign Corporate............................  22.5%
              Foreign Government...........................   3.1%
              Government...................................  26.3%
              Supranational................................   1.5%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
BONDS -- (73.7%)
AUSTRALIA -- (3.3%)
BHP Billiton Finance USA, Ltd.
    5.500%, 04/01/14.............................   $     960 $   980,442
Commonwealth Bank of Australia
    1.250%, 09/18/15.............................       4,780   4,836,132
National Australia Bank, Ltd.
    5.500%, 05/20/15............................. EUR   6,500   9,487,697
Westpac Banking Corp.
    4.200%, 02/27/15.............................       9,500   9,966,782
                                                              -----------
TOTAL AUSTRALIA..................................              25,271,053
                                                              -----------

CANADA -- (6.1%)
Bank of Nova Scotia
    1.850%, 01/12/15.............................       6,400   6,503,782
    3.400%, 01/22/15.............................       1,800   1,863,149
    2.050%, 10/07/15.............................       2,500   2,567,370
Barrick Gold Finance Co.
    4.875%, 11/15/14.............................       2,200   2,284,333
Enbridge, Inc.
    5.800%, 06/15/14.............................       1,900   1,954,481
    4.900%, 03/01/15.............................       1,500   1,579,136
Husky Energy, Inc.
    5.900%, 06/15/14.............................       2,500   2,579,240
Ontario, Province of Canada
    2.300%, 05/10/16.............................       5,000   5,196,160
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................       1,830   1,926,485
Royal Bank of Canada
    0.800%, 10/30/15.............................       2,500   2,511,975
    2.625%, 12/15/15.............................       2,500   2,600,817
Thomson Reuters Corp.
    5.700%, 10/01/14.............................         800     837,010
Toronto-Dominion Bank (The)
    5.375%, 05/14/15............................. EUR   4,000   5,833,228
    2.500%, 07/14/16.............................       2,500   2,603,477
TransAlta Corp.
    4.750%, 01/15/15.............................       2,508   2,612,709
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................       3,106   3,242,518
                                                              -----------
TOTAL CANADA.....................................              46,695,870
                                                              -----------

FRANCE -- (1.4%)
Agence Francaise de Developpement
    2.500%, 07/15/15.............................       3,000   3,098,520
BNP Paribas SA
    3.250%, 03/11/15.............................       4,035   4,171,484
Orange SA
    4.375%, 07/08/14.............................       3,231   3,307,549
    2.125%, 09/16/15.............................         500     508,988
                                                              -----------
TOTAL FRANCE.....................................              11,086,541
                                                              -----------

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
GERMANY -- (0.4%)
Deutsche Bank AG
    3.875%, 08/18/14.............................   $   1,750 $ 1,796,307
    3.250%, 01/11/16.............................       1,000   1,050,266
                                                              -----------
TOTAL GERMANY....................................               2,846,573
                                                              -----------
JAPAN -- (1.6%)
Japan Bank for International Cooperation
    2.250%, 07/13/16.............................       8,000   8,303,824
Nomura Holdings, Inc.
    5.000%, 03/04/15.............................       3,500   3,670,349
                                                              -----------
TOTAL JAPAN......................................              11,974,173
                                                              -----------
NETHERLANDS -- (5.1%)
Aegon NV
    4.625%, 12/01/15.............................       3,489   3,736,754
Bank Nederlandse Gemeenten
    2.750%, 07/01/15.............................       9,500   9,856,060
Cooperatieve Centrale Raiffeisen-
 Boerenleenbank BA
    3.125%, 02/05/15............................. CAD   7,000   6,823,162
    2.125%, 10/13/15.............................       7,000   7,186,669
Deutsche Telekom International Finance BV
    4.875%, 07/08/14.............................       1,900   1,955,066
Nederlandse Waterschapsbank NV
    2.000%, 09/09/15.............................       9,000   9,244,674
                                                              -----------
TOTAL NETHERLANDS................................              38,802,385
                                                              -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.5%)
European Investment Bank
    6.500%, 09/10/14............................. NZD   2,531   2,145,833
Nordic Investment Bank
    7.500%, 04/15/15............................. NZD  11,000   9,607,162
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              11,752,995
                                                              -----------
SWEDEN -- (3.8%)
Nordea Bank AB
    2.750%, 08/11/15............................. EUR   5,000   7,048,063
Svensk Exportkredit AB
    2.125%, 07/13/16.............................       7,000   7,260,589
Svenska Handelsbanken AB
    1.500%, 07/06/15............................. EUR   7,000   9,654,792
    3.125%, 07/12/16.............................       5,000   5,256,480
                                                              -----------
TOTAL SWEDEN.....................................              29,219,924
                                                              -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^   VALUE+
                                                       -------   ------
                                                        (000)
SWITZERLAND -- (0.3%)
Credit Suisse New York
    5.500%, 05/01/14............................. $        250 $   256,292
    3.500%, 03/23/15.............................        1,000   1,039,644
UBS AG
    3.875%, 01/15/15.............................        1,163   1,207,444
                                                               -----------
TOTAL SWITZERLAND................................                2,503,380
                                                               -----------
UNITED KINGDOM -- (3.6%)
Barclays Bank P.L.C.
    5.200%, 07/10/14.............................        1,500   1,548,627
BP Capital Markets P.L.C.
    5.250%, 11/07/13.............................        3,500   3,501,015
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................        3,100   3,157,737
Lloyds Bank P.L.C.
    4.875%, 01/21/16.............................        5,000   5,396,695
Rio Tinto Finance USA P.L.C.
    1.125%, 03/20/15.............................        3,850   3,872,496
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................        6,300   6,452,334
Vodafone Group P.L.C.
    4.150%, 06/10/14.............................        1,825   1,864,155
    3.375%, 11/24/15.............................        2,000   2,098,058
                                                               -----------
TOTAL UNITED KINGDOM.............................               27,891,117
                                                               -----------
UNITED STATES -- (46.6%)
AbbVie, Inc.
    1.200%, 11/06/15.............................        4,000   4,027,968
ACE INA Holdings, Inc.
    5.875%, 06/15/14.............................        1,250   1,291,344
    2.600%, 11/23/15.............................        3,295   3,416,226
Aetna, Inc.
    6.000%, 06/15/16.............................        1,496   1,687,507
Aflac, Inc.
    3.450%, 08/15/15.............................        3,800   3,985,166
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................        3,615   3,712,612
Allstate Corp. (The)
    5.000%, 08/15/14.............................        2,130   2,205,334
Altria Group, Inc.
    4.125%, 09/11/15.............................        2,170   2,299,033
American Express Credit Corp.
    5.125%, 08/25/14.............................        1,700   1,764,231
    1.750%, 06/12/15.............................        1,200   1,221,452
    2.750%, 09/15/15.............................        2,250   2,333,975
American International Group, Inc.
    3.000%, 03/20/15.............................        6,000   6,172,836
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................        1,625   1,781,575
Amgen, Inc.
    1.875%, 11/15/14.............................        1,825   1,850,368
    4.850%, 11/18/14.............................        1,000   1,044,713

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Anheuser-Busch InBev Worldwide, Inc.
    0.800%, 07/15/15............................. $       2,000 $2,009,190
Apple, Inc.
    0.450%, 05/03/16.............................        10,000  9,955,790
Assurant, Inc.
    5.625%, 02/15/14.............................         2,000  2,027,674
AT&T, Inc.
    2.500%, 08/15/15.............................         4,600  4,732,190
AutoZone, Inc.
    6.950%, 06/15/16.............................         3,000  3,423,804
Bank of America Corp.
    1.500%, 10/09/15.............................         5,000  5,043,090
    3.750%, 07/12/16.............................         1,500  1,595,907
BB&T Corp.
    5.700%, 04/30/14.............................         3,087  3,165,691
Berkshire Hathaway Finance Corp.
    4.850%, 01/15/15.............................         5,000  5,262,540
BlackRock, Inc.
    3.500%, 12/10/14.............................         2,000  2,067,870
Burlington Northern Santa Fe LLC
    4.875%, 01/15/15.............................           200    210,117
Capital One Financial Corp.
    6.250%, 11/15/13.............................           150    150,245
    7.375%, 05/23/14.............................         1,189  1,232,737
    2.150%, 03/23/15.............................         4,700  4,778,795
Cardinal Health, Inc.
    4.000%, 06/15/15.............................         3,000  3,153,489
Caterpillar Financial Services Corp.
    2.650%, 04/01/16.............................         5,000  5,213,965
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................         5,000  5,589,525
Charles Schwab Corp. (The)
    0.850%, 12/04/15.............................         3,000  3,003,879
Cisco Systems, Inc.
    1.625%, 03/14/14.............................         1,550  1,557,810
Citigroup, Inc.
    6.375%, 08/12/14.............................           636    663,907
    5.300%, 01/07/16.............................         2,716  2,946,129
CNA Financial Corp.
    5.850%, 12/15/14.............................         3,277  3,453,752
Coca-Cola Enterprises, Inc.
    1.125%, 11/12/13.............................         1,607  1,607,227
Comcast Corp.
    4.950%, 06/15/16.............................         3,500  3,861,242
Comerica, Inc.
    3.000%, 09/16/15.............................         2,277  2,371,762
Computer Sciences Corp.
    2.500%, 09/15/15.............................         3,558  3,643,705

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Consolidated Edison Co. of New York, Inc.
    4.700%, 02/01/14............................. $         400 $  404,035
CVS Caremark Corp.
    3.250%, 05/18/15.............................         1,000  1,039,406
Daimler Finance North America LLC
    6.500%, 11/15/13.............................         2,100  2,103,564
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
    4.750%, 10/01/14.............................         1,500  1,555,052
    3.500%, 03/01/16.............................         5,000  5,236,805
Dominion Resources, Inc.
    5.150%, 07/15/15.............................         1,400  1,500,374
    2.250%, 09/01/15.............................         5,000  5,132,045
Dow Chemical Co. (The)
    2.500%, 02/15/16.............................         1,000  1,035,552
Eastman Chemical Co.
    3.000%, 12/15/15.............................         1,000  1,040,022
Ecolab, Inc.
    1.000%, 08/09/15.............................         2,000  2,005,328
Emerson Electric Co.
    5.625%, 11/15/13.............................         1,200  1,201,766
Enbridge Energy Partners L.P.
    5.350%, 12/15/14.............................         1,475  1,548,818
Energy Transfer Partners L.P.
    5.950%, 02/01/15.............................         1,200  1,272,361
Enterprise Products Operating LLC
    5.600%, 10/15/14.............................         2,666  2,790,894
EOG Resources, Inc.
    2.950%, 06/01/15.............................         2,440  2,531,261
    2.500%, 02/01/16.............................         1,325  1,374,307
Exelon Corp.
    4.900%, 06/15/15.............................           500    529,780
Exelon Generation Co. LLC
    5.350%, 01/15/14.............................         1,100  1,110,129
Express Scripts Holding Co.
    2.100%, 02/12/15.............................         4,000  4,063,120
    3.125%, 05/15/16.............................         1,975  2,072,462
Fifth Third Bancorp
    3.625%, 01/25/16.............................         1,000  1,055,520
Fifth Third Bank
    0.900%, 02/26/16.............................         2,000  1,992,132
Ford Motor Credit Co. LLC
    12.000%, 05/15/15............................         3,500  4,072,435
Freeport-McMoRan Copper & Gold, Inc.
    1.400%, 02/13/15.............................         3,996  4,016,284
General Electric Capital Corp.
    2.150%, 01/09/15.............................         6,000  6,119,154
    1.625%, 07/02/15.............................         2,000  2,032,202
Gilead Sciences, Inc.
    2.400%, 12/01/14.............................         3,000  3,056,091

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Goldman Sachs Group, Inc. (The)
    3.300%, 05/03/15............................. $       3,500 $3,622,444
Google, Inc.
    2.125%, 05/19/16.............................         6,000  6,224,196
Hartford Financial Services Group, Inc.
    4.000%, 03/30/15.............................         1,400  1,460,812
Hess Corp.
    7.000%, 02/15/14.............................           175    177,965
Hewlett-Packard Co.
    2.625%, 12/09/14.............................         1,300  1,323,257
HSBC USA, Inc.
    2.375%, 02/13/15.............................         2,000  2,046,018
Humana, Inc.
    6.450%, 06/01/16.............................         4,500  5,043,060
Johnson Controls, Inc.
    5.500%, 01/15/16.............................         1,282  1,402,513
JPMorgan Chase & Co.
    3.700%, 01/20/15.............................         2,800  2,900,626
    3.400%, 06/24/15.............................         1,000  1,041,719
KeyCorp
    3.750%, 08/13/15.............................         3,000  3,150,111
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................         4,000  4,220,124
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................         1,050  1,137,528
Marathon Oil Corp.
    0.900%, 11/01/15.............................         1,140  1,140,961
Marsh & McLennan Cos., Inc.
    5.750%, 09/15/15.............................         1,916  2,082,361
Medtronic, Inc.
    4.750%, 09/15/15.............................         1,087  1,170,416
MetLife, Inc.
    2.375%, 02/06/14.............................           420    422,145
    5.500%, 06/15/14.............................         1,250  1,288,560
    5.000%, 06/15/15.............................           500    533,653
    6.750%, 06/01/16.............................         3,000  3,437,859
Mondelez International, Inc.
    4.125%, 02/09/16.............................         3,716  3,963,813
Morgan Stanley
    3.800%, 04/29/16.............................         6,000  6,339,840
NASDAQ OMX Group, Inc. (The)
    4.000%, 01/15/15.............................         2,800  2,896,152
NextEra Energy Capital Holdings, Inc.
    2.550%, 11/15/13.............................           750    750,400
Occidental Petroleum Corp.
    1.450%, 12/13/13.............................         1,000  1,001,215
Omnicom Group, Inc.
    5.900%, 04/15/16.............................         1,750  1,948,935
ONEOK, Inc.
    5.200%, 06/15/15.............................         1,000  1,061,186
PACCAR Financial Corp.
    0.750%, 08/14/15.............................         2,000  2,008,570

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
PepsiCo, Inc.
    0.700%, 08/13/15.............................   $     5,595 $5,607,096
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    3.950%, 09/15/15.............................         2,830  2,991,780
PNC Funding Corp.
    5.400%, 06/10/14.............................         2,075  2,136,161
    4.250%, 09/21/15.............................           600    638,531
PPG Industries, Inc.
    1.900%, 01/15/16.............................         2,050  2,084,602
Procter & Gamble Co. (The)
    4.500%, 05/12/14............................. EUR     4,000  5,547,927
Progress Energy, Inc.
    5.625%, 01/15/16.............................         2,000  2,198,458
Prudential Financial, Inc.
    3.875%, 01/14/15.............................         1,000  1,037,274
    6.200%, 01/15/15.............................         2,448  2,604,883
Quest Diagnostics, Inc.
    5.450%, 11/01/15.............................         4,000  4,325,932
Qwest Corp.
    7.500%, 10/01/14.............................         2,300  2,430,401
Reynolds American, Inc.
    1.050%, 10/30/15.............................         4,000  4,006,504
Safeway, Inc.
    5.625%, 08/15/14.............................         4,500  4,626,990
Sempra Energy
    2.000%, 03/15/14.............................           416    418,176
Sherwin-Williams Co. (The)
    3.125%, 12/15/14.............................         1,048  1,077,526
Southern Power Co.
    4.875%, 07/15/15.............................         3,660  3,904,235
Spectra Energy Capital LLC
    5.500%, 03/01/14.............................         1,500  1,522,094
    5.668%, 08/15/14.............................           955    991,163
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................         4,000  4,242,620
Target Corp.
    5.875%, 07/15/16.............................           325    369,446
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.............................         2,350  2,438,064
Textron, Inc.
    6.200%, 03/15/15.............................         1,500  1,602,257
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................         2,250  2,320,697
    2.250%, 08/15/16.............................         2,953  3,019,587
Time Warner Cable, Inc.
    3.500%, 02/01/15.............................         4,000  4,114,304
Toyota Motor Credit Corp.
    1.000%, 02/17/15.............................         3,000  3,024,282
    0.875%, 07/17/15.............................         2,000  2,014,134
Union Bank NA
    2.125%, 12/16/13.............................         1,400  1,403,023
    3.000%, 06/06/16.............................         1,000  1,053,850

                                                           FACE
                                                          AMOUNT^    VALUE+
                                                          -------    ------
                                                           (000)
UNITED STATES -- (Continued)
UnitedHealth Group, Inc.
      5.000%, 08/15/14.............................  $      1,170 $  1,212,522
Valero Energy Corp.
      4.750%, 04/01/14.............................         1,125    1,144,494
      4.500%, 02/01/15.............................           900      940,535
Verizon Communications, Inc.
      0.700%, 11/02/15.............................         3,000    2,990,118
      5.550%, 02/15/16.............................         2,400    2,637,326
Viacom, Inc.
      4.375%, 09/15/14.............................         1,229    1,268,054
Walgreen Co.
      1.000%, 03/13/15.............................         3,720    3,734,162
Walt Disney Co. (The)
      0.875%, 12/01/14.............................         1,500    1,509,917
WellPoint, Inc.
      5.000%, 12/15/14.............................         2,500    2,619,695
      5.250%, 01/15/16.............................         3,000    3,271,287
Wells Fargo & Co.
      3.750%, 10/01/14.............................         2,300    2,369,591
      1.250%, 02/13/15.............................         1,000    1,008,132
      1.500%, 07/01/15.............................         2,500    2,534,633
Williams Partners L.P.
      3.800%, 02/15/15.............................         2,300    2,383,414
Xerox Corp.
      4.250%, 02/15/15.............................         3,500    3,645,974
Yum! Brands, Inc.
      4.250%, 09/15/15.............................         2,485    2,636,985
Zimmer Holdings, Inc.
      1.400%, 11/30/14.............................         1,000    1,005,338
                                                                  ------------
TOTAL UNITED STATES................................                357,867,884
                                                                  ------------
TOTAL BONDS........................................                565,911,895
                                                                  ------------
AGENCY OBLIGATIONS -- (15.7%)
Federal Home Loan Bank
      0.375%, 06/24/16.............................        15,000   14,977,785
Federal Home Loan Mortgage Corporation
      5.250%, 04/18/16.............................        30,000   33,478,110
Federal National Mortgage Association
      0.500%, 03/30/16.............................        72,000   72,011,016
                                                                  ------------
TOTAL AGENCY OBLIGATIONS...........................                120,466,911
                                                                  ------------

U.S. TREASURY OBLIGATIONS -- (10.6%)
U.S. Treasury Notes
++^^  0.375%, 11/15/15.............................        53,000   53,049,714
      1.000%, 10/31/16.............................        28,000   28,330,316
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS....................                 81,380,030
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $764,976,576)................................               $767,758,836
                                                                  ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ---------------------------------------------
                                           LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                          ---------  ------------  ------- ------------
Bonds
  Australia..............................        --  $ 25,271,053    --    $ 25,271,053
  Canada.................................        --    46,695,870    --      46,695,870
  France.................................        --    11,086,541    --      11,086,541
  Germany................................        --     2,846,573    --       2,846,573
  Japan..................................        --    11,974,173    --      11,974,173
  Netherlands............................        --    38,802,385    --      38,802,385
  Supranational Organization Obligations.        --    11,752,995    --      11,752,995
  Sweden.................................        --    29,219,924    --      29,219,924
  Switzerland............................        --     2,503,380    --       2,503,380
  United Kingdom.........................        --    27,891,117    --      27,891,117
  United States..........................        --   357,867,884    --     357,867,884
Agency Obligations.......................        --   120,466,911    --     120,466,911
U.S. Treasury Obligations................        --    81,380,030    --      81,380,030
Swap Agreements**........................        --    (5,585,539)   --      (5,585,539)
Futures Contracts**...................... $(567,936)           --    --        (567,936)
Forward Currency Contracts**.............        --      (785,037)   --        (785,037)
                                          ---------  ------------    --    ------------
TOTAL.................................... $(567,936) $761,388,260    --    $760,820,324
                                          =========  ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


ASSETS:
Investments at Value................................................................... $    767,759
Temporary Cash.........................................................................       10,380
Segregated Cash for Swap Contracts.....................................................        1,665
Cash...................................................................................        6,395
Receivables:
  Interest.............................................................................        5,481
  Fund Shares Sold.....................................................................        1,649
Unrealized Gain on Swap Contracts......................................................        7,681
Unrealized Gain on Forward Currency Contracts..........................................          171
Prepaid Expenses and Other Assets......................................................           36
                                                                                        ------------
     Total Assets......................................................................      801,217
                                                                                        ------------
LIABILITIES:
Payables:
  Due to Custodian.....................................................................            3
  Fund Shares Redeemed.................................................................          279
  Due to Advisor.......................................................................          198
  Futures Margin Variation.............................................................          109
Unrealized Loss on Swap Contracts......................................................       13,267
Unrealized Loss on Forward Currency Contracts..........................................          956
Accrued Expenses and Other Liabilities.................................................           91
                                                                                        ------------
     Total Liabilities.................................................................       14,903
                                                                                        ------------
NET ASSETS............................................................................. $    786,314
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................   94,697,328
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       8.30
                                                                                        ============
Investments at Cost.................................................................... $    764,977
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    788,190
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        1,500
Accumulated Net Realized Gain (Loss)...................................................          770
Net Unrealized Foreign Exchange Gain (Loss)............................................         (774)
Net Unrealized Appreciation (Depreciation).............................................       (3,372)
                                                                                        ------------
NET ASSETS............................................................................. $    786,314
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  100,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Interest........................................................................................ $  6,268
                                                                                                   --------
     Total Investment Income......................................................................    6,268
                                                                                                   --------
EXPENSES
  Investment Advisory Services Fees...............................................................    2,227
  Accounting & Transfer Agent Fees................................................................       58
  Custodian Fees..................................................................................       25
  Filing Fees.....................................................................................       87
  Shareholders' Reports...........................................................................       41
  Directors'/Trustees' Fees & Expenses............................................................        6
  Professional Fees...............................................................................       49
  Other...........................................................................................       16
                                                                                                   --------
     Total Expenses...............................................................................    2,509
                                                                                                   --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note D).     (345)
  Fees Paid Indirectly............................................................................      (24)
                                                                                                   --------
  Net Expenses....................................................................................    2,140
                                                                                                   --------
  NET INVESTMENT INCOME (LOSS)....................................................................    4,128
                                                                                                   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................................................      952
    Futures.......................................................................................   (1,683)
    Swap Contracts................................................................................  (68,369)
    Foreign Currency Transactions.................................................................   (1,229)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................................................       75
    Futures.......................................................................................     (717)
    Swap Contracts................................................................................   (6,861)
    Translation of Foreign Currency Denominated Amounts...........................................      715
                                                                                                   --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................................................  (77,117)
                                                                                                   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................... $(72,989)
                                                                                                   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                           YEAR       YEAR
                                                                                          ENDED      ENDED
                                                                                         OCT. 31,   OCT. 31,
                                                                                           2013       2012
                                                                                        ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................................... $   4,128  $   2,616
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................       952      1,207
    Futures............................................................................    (1,683)    (2,170)
    Swap Contracts.....................................................................   (68,369)   (17,151)
    Foreign Currency Transactions......................................................    (1,229)     1,374
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................        75      1,848
    Futures............................................................................      (717)       112
    Swap Contracts.....................................................................    (6,861)     3,344
    Translation of Foreign Currency Denominated Amounts................................       715     (1,489)
                                                                                        ---------  ---------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................   (72,989)   (10,309)
                                                                                        ---------  ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................    (2,493)    (2,038)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................      (472)      (151)
  Net Long-Term Gains:
    Institutional Class Shares.........................................................      (472)        --
                                                                                        ---------  ---------
     Total Distributions...............................................................    (3,437)    (2,189)
                                                                                        ---------  ---------
Capital Share Transactions (1):
  Shares Issued........................................................................   552,864    371,713
  Shares Issued in Lieu of Cash Distributions..........................................     3,267      2,084
  Shares Redeemed......................................................................  (151,470)  (134,001)
                                                                                        ---------  ---------
     Net Increase (Decrease) from Capital Share Transactions...........................   404,661    239,796
                                                                                        ---------  ---------
     Total Increase (Decrease) in Net Assets...........................................   328,235    227,298
NET ASSETS
  Beginning of Year....................................................................   458,079    230,781
                                                                                        ---------  ---------
  End of Year.......................................................................... $ 786,314  $ 458,079
                                                                                        =========  =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................................................    63,019     39,879
  Shares Issued in Lieu of Cash Distributions..........................................       366        232
  Shares Redeemed......................................................................   (17,417)   (14,994)
                                                                                        ---------  ---------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................    45,968     25,117
                                                                                        =========  =========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME). $   1,500  $   1,816

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                             YEAR       YEAR
                                                                                                            ENDED      ENDED
                                                                                                           OCT. 31,   OCT. 31,
                                                                                                             2013       2012
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..................................................................... $   9.40   $   9.77
                                                                                                          --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................................................     0.06       0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).............................................    (1.10)     (0.37)
                                                                                                          --------   --------
   Total from Investment Operations......................................................................    (1.04)     (0.30)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................................................    (0.04)     (0.06)
  Net Realized Gains.....................................................................................    (0.02)     (0.01)
                                                                                                          --------   --------
   Total Distributions...................................................................................    (0.06)     (0.07)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................................................... $   8.30   $   9.40
========================================================================================================= ========   ========
Total Return.............................................................................................   (11.15)%    (3.08)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................................................... $786,314   $458,079
Ratio of Expenses to Average Net Assets..................................................................     0.34%      0.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of
 Previously Waived Fees and Fees Paid Indirectly)........................................................     0.40%      0.41%
Ratio of Net Investment Income to Average Net Assets.....................................................     0.66%      0.79%
Portfolio Turnover Rate..................................................................................       64%        69%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              PERIOD
                                                                                                          NOV. 9, 2010(A)
                                                                                                            TO OCT. 31,
                                                                                                               2011
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.....................................................................    $  10.00
                                                                                                             --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................................................        0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).............................................       (0.27)
                                                                                                             --------
   Total from Investment Operations......................................................................       (0.20)
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................................................       (0.03)
  Net Realized Gains.....................................................................................          --
                                                                                                             --------
   Total Distributions...................................................................................       (0.03)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...........................................................................    $   9.77
========================================================================================================= ===============
Total Return.............................................................................................       (2.02)%(D)
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................................................................    $230,781
Ratio of Expenses to Average Net Assets..................................................................        0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of
 Previously Waived Fees and Fees Paid Indirectly)........................................................        0.53%(C)(E)
Ratio of Net Investment Income to Average Net Assets.....................................................        0.64%(C)(E)
Portfolio Turnover Rate..................................................................................          50%(D)
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-six operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolio.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter M of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2013, the Portfolio held $140,511,030 in the Subsidiary, representing 17.54% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the year ended October 31, 2013, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. At October 31, 2013, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2013, approximately $345 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  DFA Commodity Strategy Portfolio.    $24

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $250 (amount in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $5

F. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. GOVERNMENT    OTHER INVESTMENT
                                          SECURITIES         SECURITIES
                                      ------------------ ------------------
                                      PURCHASES  SALES   PURCHASES  SALES
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $264,251  $162,427 $455,344  $222,937

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of bank income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(69,244)       $(1,951)       $71,195

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS TOTAL
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2012.............................     $2,410         $ 37      $2,447
     2013.............................      2,965          472       3,437

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  UNDISTRIBUTED                                 TOTAL NET
                                  NET INVESTMENT                              DISTRIBUTABLE
                                    INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                                    SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                                  CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                                  -------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.     $1,150         $451         $(3,362)       $(1,761)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                          NET
                                                                       UNREALIZED
                                  FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                  TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                  -------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $764,977    $3,782      $(1,000)       $2,782

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. FORWARD CURRENCY CONTRACTS: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At October 31, 2013, the Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA COMMODITY STRATEGY PORTFOLIO*

                                                                 UNREALIZED
                                                      VALUE AT     FOREIGN
    SETTLEMENT CURRENCY                    CONTRACT  OCTOBER 31,  EXCHANGE
       DATE    AMOUNT**      CURRENCY       AMOUNT      2013     GAIN (LOSS)
    ---------- -------- ------------------ --------  ----------- -----------
     11/19/13   (7,176) Canadian Dollar    $ (6,965)  $ (6,879)     $  86
     11/18/13    5,416  Euro                  7,409      7,353        (56)
     11/18/13  (33,550) Euro                (44,654)   (45,554)      (900)
     11/18/13  (14,349) New Zealand Dollar  (11,926)   (11,841)        85
                                           --------   --------      -----
                                           $(56,136)  $(56,921)     $(785)
                                           ========   ========      =====

* During the year ended October 31, 2013, the Portfolio's average contract amount of forward currency contracts was $109,168 (in thousands):

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. COMMODITY-LINKED DERIVATIVES: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. SWAP AGREEMENTS: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap) or, in some instances, must be transacted through an futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because uncleared swaps are two-party contracts and may have terms of greater than seven days, these swap agreements may be considered to be illiquid. In addition, because uncleared swaps are not traded on exchanges, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make or receive.

   Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. Among other risks, there is a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position in a swap contract.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. FUTURES CONTRACTS: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2013, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                               EXPIRATION NUMBER OF  CONTRACT UNREALIZED
      DESCRIPTION                 DATE    CONTRACTS*  AMOUNT  GAIN (LOSS)
      -----------              ---------- ---------- -------- -----------
      Brent Crude Oil Futures.  02/13/14      12      $1,292     $ --
      CBT Corn Futures........  03/14/14      48       1,054      (11)
      CBT Soybean Futures.....  01/14/14      29       1,836      (31)

                                  EXPIRATION NUMBER OF  CONTRACT UNREALIZED
   DESCRIPTION                       DATE    CONTRACTS*  AMOUNT  GAIN (LOSS)
   -----------                    ---------- ---------- -------- -----------
   CBT Wheat Futures.............  03/14/14      21     $   713     $ (11)
   Coffee 'C' Futures............  03/19/14      10         407        (6)
   Copper Futures................  03/27/14      18       1,489        (7)
   Cotton No.2 Futures...........  03/07/14      11         436        (4)
   Gasoline RBOB Futures.........  12/31/13       7         762        (5)
   Gold 100 oz Futures...........  02/26/14      15       1,987       (41)
   KCB Wheat Futures.............  03/14/14      21         779       (11)
   LME Nickel Futures............  01/13/14       5         438         2
   LME Prime Aluminum Futures....  01/13/14      22       1,019        (4)
   LME Zinc Futures..............  01/13/14      12         585         1
   Lean Hogs Futures.............  02/14/14      13         479       (11)
   Light Sweet Crude Oil Futures.  12/19/13      27       2,609      (102)
   Live Cattle Futures...........  02/28/14      14         752        (4)
   Natural Gas Futures...........  12/27/13      92       3,369      (248)
   NY Harbor ULSD Futures........  12/31/13       6         745        (6)
   Silver Futures................  03/27/14       6         658       (30)
   Soybean Meal Futures..........  01/14/14      15         595       (13)
   Soybean Oil Futures...........  01/14/14      21         525         1
   Sugar #11 Futures.............  02/28/14      42         862       (27)
                                                        -------     -----
                                                        $23,391     $(568)
                                                        =======     =====

  The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2013 the Subsidiary's average notional contract amount of outstanding futures contracts was $22,232 (in thousands).

   At October 31, 2013, the Subsidiary had the following outstanding commodity total return swaps (dollar amounts in thousands):

                                                                             UNREALIZED
                                    COMMODITY    EXPIRATION      NOTIONAL   APPRECIATION
COUNTERPARTY                        EXPOSURE        DATE         AMOUNT*   (DEPRECIATION)
------------                     -------------   ----------     ---------  --------------
Citibank, N.A................... Index**         12/31/2013 USD $(243,297)    $(2,417)
Citibank, N.A................... Natural Gas     01/31/2014 USD    64,518       4,079
Citibank, N.A................... Natural Gas     04/30/2014 USD   (63,429)     (3,452)
Credit Suisse................... Index**         11/22/2013 USD   (48,661)       (485)
Credit Suisse................... Index**         11/22/2013 USD   (59,241)       (590)
Deutsche Bank AG, London Branch. Soybean         11/21/2013 USD    18,060         333
Deutsche Bank AG, London Branch. Soybean         11/21/2013 USD     9,713         216
Deutsche Bank AG, London Branch. Soybean         11/21/2013 USD    (9,452)       (163)
Deutsche Bank AG, London Branch. Soybean         11/21/2013 USD   (17,577)       (237)
Deutsche Bank AG, London Branch. Index**         11/22/2013 USD  (201,585)     (2,010)
Deutsche Bank AG, London Branch. WTI Crude Oil   12/18/2013 USD    56,210       3,053
Deutsche Bank AG, London Branch. WTI Crude Oil   03/19/2014 USD   (54,698)     (1,843)
UBS AG.......................... Index**         01/29/2014 USD  (215,652)     (2,070)
                                                                ---------     -------
                                                                $(765,091)    $(5,586)
                                                                =========     =======

* During the year ended October 31, 2013 the Subsidiary's average notional value of outstanding swap contracts was $620,010 (amount in thousands).

**Swap is exposed to the 22 commodities in the Dow Jones-UBS Commodity Index.

   The following is a summary of the location of derivatives on the Portfolio's Statements of Assets and Liabilities as of October 31, 2013:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Commodity Contracts                                  Payables: Futures Margin
                                                        Variation

 Foreign Exchange          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Other Contracts           Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2013 (amounts in thousands):

                                                                     ASSET DERIVATIVES VALUE
                                                                     ----------------------
                                            TOTAL VALUE               FOREIGN
                                                 AT                  EXCHANGE      OTHER
                                          OCTOBER 31, 2013           CONTRACTS   CONTRACTS
-                                         ----------------           ---------   ---------
Dimensional Cayman Commodity Fund I, LTD.       $7,852                  $171       $7,681

                                                            LIABILITY DERIVATIVES VALUE
                                                           --------------------------------
                                            TOTAL VALUE               FOREIGN
                                                 AT        COMMODITY EXCHANGE      OTHER
                                          OCTOBER 31, 2013 CONTRACTS CONTRACTS   CONTRACTS
-                                         ---------------- --------- ---------   ---------
Dimensional Cayman Commodity Fund I, LTD.     $(14,791)      $(568)*   $(956)    $(13,267)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the year ended October 31, 2013 (amounts in thousands):

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------             -----------------------------------------------------------
Commodity Contracts         Net Realized Gain (Loss) on: Futures Change in Unrealized
                              Appreciation (Depreciation) of: Futures
Foreign Exchange Contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions Change
                              in Unrealized Appreciation (Depreciation) of: Translation of Foreign
                              Currency Denominated Amounts
Other Contracts             Net Realized Gain (Loss) on: Swap Contracts Change in Unrealized
                              Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2013 (amounts in thousands):

                                                  REALIZED GAIN (LOSS) ON
                                             DERIVATIVES RECOGNIZED IN INCOME
                                          --------------------------------------
                                                               FOREIGN
                                                    COMMODITY EXCHANGE    OTHER
                                            TOTAL   CONTRACTS CONTRACTS CONTRACTS
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(71,257)  $(1,683)  $(1,205) $(68,369)


                                                   CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                             DERIVATIVES RECOGNIZED IN INCOME
                                          -------------------------------------
                                                              FOREIGN
                                                   COMMODITY EXCHANGE    OTHER
                                           TOTAL   CONTRACTS CONTRACTS CONTRACTS
                                          -------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(6,865)   $(717)    $713     $(6,861)

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2013.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. OTHER:

   At October 31, 2013, three shareholders held 87% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF DFA COMMODITY STRATEGY PORTFOLIO AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 30, 2008-OCTOBER 31, 2013

                                    [CHART]

                 DFA International Value           MSCI World ex
                   Portfolio-Class R2        USA Index (net dividends)
                 -----------------------     -------------------------
 4/30/2008              $10,000                       $10,000
 5/31/2008               10,000                        10,152
 6/30/2008                9,006                         9,362
 7/31/2008                8,752                         9,029
 8/31/2008                8,381                         8,680
 9/30/2008                7,404                         7,427
10/31/2008                5,537                         5,882
11/30/2008                5,194                         5,563
12/31/2008                5,594                         5,856
 1/31/2009                4,819                         5,310
 2/28/2009                4,220                         4,772
 3/31/2009                4,686                         5,087
 4/30/2009                5,539                         5,743
 5/31/2009                6,361                         6,469
 6/30/2009                6,268                         6,402
 7/31/2009                7,007                         7,003
 8/31/2009                7,404                         7,339
 9/30/2009                7,789                         7,641
10/31/2009                7,467                         7,519
11/30/2009                7,685                         7,705
12/31/2009                7,769                         7,828
 1/31/2010                7,316                         7,461
 2/28/2010                7,340                         7,453
 3/31/2010                7,920                         7,933
 4/30/2010                7,781                         7,815
 5/31/2010                6,874                         6,952
 6/30/2010                6,751                         6,852
 7/31/2010                7,584                         7,485
 8/31/2010                7,209                         7,261
 9/30/2010                7,990                         7,958
10/31/2010                8,259                         8,241
11/30/2010                7,836                         7,892
12/31/2010                8,567                         8,528
 1/31/2011                8,931                         8,712
 2/28/2011                9,224                         9,035
 3/31/2011                8,966                         8,854
 4/30/2011                9,443                         9,336
 5/31/2011                9,097                         9,059
 6/30/2011                8,968                         8,930
 7/31/2011                8,679                         8,783
 8/31/2011                7,744                         8,040
 9/30/2011                6,896                         7,233
10/31/2011                7,555                         7,936
11/30/2011                7,306                         7,569
12/31/2011                7,106                         7,487
 1/31/2012                7,579                         7,891
 2/29/2012                7,974                         8,325
 3/31/2012                7,907                         8,263
 4/30/2012                7,622                         8,123
 5/31/2012                6,676                         7,197
 6/30/2012                7,146                         7,669
 7/31/2012                7,112                         7,764
 8/31/2012                7,407                         7,986
 9/30/2012                7,665                         8,228
10/31/2012                7,759                         8,286
11/30/2012                7,877                         8,460
12/31/2012                8,263                         8,716
 1/31/2013                8,646                         9,144
 2/28/2013                8,382                         9,053
 3/31/2013                8,408                         9,125
 4/30/2013                8,817                         9,541
 5/31/2013                8,707                         9,327
 6/30/2013                8,400                         8,978
 7/31/2013                8,968                         9,455             Past performance is not predictive of
 8/31/2013                8,902                         9,333             future performance.
 9/30/2013                9,570                         9,993
10/31/2013                9,901                        10,328             The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
         AVERAGE ANNUAL        ONE        FIVE          FROM              redemption of fund shares.
         TOTAL RETURN          YEAR       YEARS      04/30/2008
         -----------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              27.61%      12.33%       -0.18%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                 DFA International Value            MSCI World ex USA
               Portfolio-Institutional Class      Index (net dividends)
               -----------------------------      ---------------------
10/31/2003               $10,000                         $10,000
11/30/2003                10,209                          10,227
12/31/2003                10,972                          11,011
 1/31/2004                11,250                          11,164
 2/29/2004                11,587                          11,421
 3/31/2004                11,767                          11,478
 4/30/2004                11,413                          11,178
 5/31/2004                11,523                          11,230
 6/30/2004                11,999                          11,489
 7/31/2004                11,557                          11,139
 8/31/2004                11,701                          11,185
 9/30/2004                12,075                          11,511
10/31/2004                12,537                          11,925
11/30/2004                13,462                          12,718
12/31/2004                14,132                          13,255
 1/31/2005                13,985                          12,994
 2/28/2005                14,537                          13,572
 3/31/2005                14,174                          13,264
 4/30/2005                13,742                          12,926
 5/31/2005                13,759                          12,950
 6/30/2005                13,976                          13,161
 7/31/2005                14,597                          13,586
 8/31/2005                15,079                          13,961
 9/30/2005                15,500                          14,599
10/31/2005                15,262                          14,127
11/30/2005                15,535                          14,501
12/31/2005                16,290                          15,173
 1/31/2006                17,400                          16,133
 2/28/2006                17,562                          16,079
 3/31/2006                18,302                          16,589
 4/30/2006                19,223                          17,382
 5/31/2006                18,447                          16,722
 6/30/2006                18,320                          16,700
 7/31/2006                18,604                          16,857
 8/31/2006                19,236                          17,336
 9/30/2006                19,505                          17,322
10/31/2006                20,366                          18,006
11/30/2006                21,033                          18,543
12/31/2006                21,852                          19,074
 1/31/2007                22,258                          19,191
 2/28/2007                22,239                          19,344
 3/31/2007                22,952                          19,840
 4/30/2007                24,105                          20,742
 5/31/2007                24,928                          21,203
 6/30/2007                24,746                          21,224
 7/31/2007                24,054                          20,931
 8/31/2007                23,776                          20,628
 9/30/2007                25,013                          21,800
10/31/2007                26,220                          22,748
11/30/2007                24,627                          21,858
12/31/2007                24,090                          21,447
 1/31/2008                22,139                          19,513
 2/29/2008                21,852                          19,867
 3/31/2008                22,115                          19,583
 4/30/2008                23,096                          20,672
 5/31/2008                23,106                          20,986
 6/30/2008                20,812                          19,354
 7/31/2008                20,223                          18,665
 8/31/2008                19,370                          17,943
 9/30/2008                17,109                          15,353
10/31/2008                12,817                          12,159
11/30/2008                12,030                          11,500
12/31/2008                12,929                          12,106
 1/31/2009                11,148                          10,976
 2/28/2009                 9,779                           9,865
 3/31/2009                10,841                          10,515
 4/30/2009                12,832                          11,871
 5/31/2009                14,740                          13,373
 6/30/2009                14,519                          13,234
 7/31/2009                16,237                          14,477
 8/31/2009                17,159                          15,170
 9/30/2009                18,042                          15,796
10/31/2009                17,316                          15,543
11/30/2009                17,821                          15,927
12/31/2009                18,030                          16,181
 1/31/2010                16,983                          15,423
 2/28/2010                17,036                          15,407
 3/31/2010                18,394                          16,399
 4/30/2010                18,076                          16,155
 5/31/2010                15,949                          14,372
 6/30/2010                15,672                          14,164
 7/31/2010                17,627                          15,473
 8/31/2010                16,757                          15,011
 9/30/2010                18,552                          16,451
10/31/2010                19,209                          17,037
11/30/2010                18,228                          16,315
12/31/2010                19,936                          17,629
 1/31/2011                20,782                          18,009
 2/28/2011                21,465                          18,676
 3/31/2011                20,873                          18,302
 4/30/2011                21,983                          19,299
 5/31/2011                21,189                          18,727
 6/30/2011                20,893                          18,460
 7/31/2011                20,218                          18,156
 8/31/2011                18,050                          16,621
 9/30/2011                16,075                          14,952
10/31/2011                17,600                          16,406
11/30/2011                17,032                          15,648
12/31/2011                16,577                          15,477
 1/31/2012                17,690                          16,312
 2/29/2012                18,601                          17,209
 3/31/2012                18,456                          17,082
 4/30/2012                17,791                          16,792
 5/31/2012                15,594                          14,878
 6/30/2012                16,692                          15,852
 7/31/2012                16,623                          16,050
 8/31/2012                17,301                          16,508
 9/30/2012                17,916                          17,009
10/31/2012                18,147                          17,128
11/30/2012                18,424                          17,488
12/31/2012                19,330                          18,017
 1/31/2013                20,227                          18,903
 2/28/2013                19,622                          18,715
 3/31/2013                19,679                          18,863
 4/30/2013                20,647                          19,722
 5/31/2013                20,391                          19,281
 6/30/2013                19,672                          18,558
 7/31/2013                21,015                          19,546           Past performance is not predictive of
 8/31/2013                20,860                          19,294           future performance.
 9/30/2013                22,434                          20,657
10/31/2013                23,209                          21,350           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE         TEN              redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS       YEARS
          ----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                27.90%       12.61%      8.78%             rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                U.S. Large Company Portfolio     S&P 500/R/Index
                ----------------------------     ---------------
10/31/2003                 $10,000                  $10,000
11/30/2003                  10,084                   10,088
12/31/2003                  10,603                   10,617
 1/31/2004                  10,798                   10,811
 2/29/2004                  10,944                   10,962
 3/31/2004                  10,786                   10,796
 4/30/2004                  10,615                   10,627
 5/31/2004                  10,761                   10,773
 6/30/2004                  10,972                   10,982
 7/31/2004                  10,605                   10,619
 8/31/2004                  10,641                   10,661
 9/30/2004                  10,758                   10,777
10/31/2004                  10,918                   10,941
11/30/2004                  11,361                   11,384
12/31/2004                  11,745                   11,772
 1/31/2005                  11,460                   11,485
 2/28/2005                  11,708                   11,726
 3/31/2005                  11,497                   11,519
 4/30/2005                  11,285                   11,300
 5/31/2005                  11,634                   11,660
 6/30/2005                  11,655                   11,676
 7/31/2005                  12,092                   12,111
 8/31/2005                  11,979                   12,000
 9/30/2005                  12,076                   12,097
10/31/2005                  11,875                   11,896
11/30/2005                  12,327                   12,346
12/31/2005                  12,330                   12,350
 1/31/2006                  12,658                   12,677
 2/28/2006                  12,683                   12,711
 3/31/2006                  12,843                   12,870
 4/30/2006                  13,020                   13,042
 5/31/2006                  12,640                   12,667
 6/30/2006                  12,665                   12,684
 7/31/2006                  12,742                   12,763
 8/31/2006                  13,047                   13,066
 9/30/2006                  13,376                   13,403
10/31/2006                  13,811                   13,840
11/30/2006                  14,066                   14,103
12/31/2006                  14,268                   14,301
 1/31/2007                  14,487                   14,517
 2/28/2007                  14,204                   14,233
 3/31/2007                  14,354                   14,392
 4/30/2007                  14,999                   15,030
 5/31/2007                  15,516                   15,554
 6/30/2007                  15,265                   15,296
 7/31/2007                  14,785                   14,822
 8/31/2007                  15,006                   15,044
 9/30/2007                  15,568                   15,607
10/31/2007                  15,816                   15,855
11/30/2007                  15,151                   15,192
12/31/2007                  15,056                   15,086
 1/31/2008                  14,151                   14,181
 2/29/2008                  13,692                   13,721
 3/31/2008                  13,640                   13,661
 4/30/2008                  14,299                   14,327
 5/31/2008                  14,483                   14,513
 6/30/2008                  13,268                   13,289
 7/31/2008                  13,162                   13,178
 8/31/2008                  13,347                   13,368
 9/30/2008                  12,172                   12,177
10/31/2008                  10,137                   10,132
11/30/2008                   9,418                    9,405
12/31/2008                   9,521                    9,505
 1/31/2009                   8,728                    8,704
 2/28/2009                   7,800                    7,777
 3/31/2009                   8,484                    8,458
 4/30/2009                   9,296                    9,268
 5/31/2009                   9,824                    9,786
 6/30/2009                   9,836                    9,805
 7/31/2009                  10,584                   10,547
 8/31/2009                  10,965                   10,928
 9/30/2009                  11,376                   11,336
10/31/2009                  11,157                   11,125
11/30/2009                  11,827                   11,792
12/31/2009                  12,056                   12,020
 1/31/2010                  11,629                   11,588
 2/28/2010                  11,987                   11,947
 3/31/2010                  12,713                   12,668
 4/30/2010                  12,907                   12,868
 5/31/2010                  11,871                   11,840
 6/30/2010                  11,251                   11,220
 7/31/2010                  12,039                   12,007
 8/31/2010                  11,500                   11,464
 9/30/2010                  12,522                   12,488
10/31/2010                  12,995                   12,963
11/30/2010                  12,995                   12,964
12/31/2010                  13,864                   13,831
 1/31/2011                  14,200                   14,159
 2/28/2011                  14,676                   14,644
 3/31/2011                  14,693                   14,650
 4/30/2011                  15,115                   15,084
 5/31/2011                  14,946                   14,913
 6/30/2011                  14,693                   14,664
 7/31/2011                  14,396                   14,366
 8/31/2011                  13,620                   13,586
 9/30/2011                  12,656                   12,631
10/31/2011                  14,046                   14,011
11/30/2011                  14,003                   13,980
12/31/2011                  14,155                   14,123
 1/31/2012                  14,784                   14,756
 2/29/2012                  15,414                   15,394
 3/31/2012                  15,930                   15,901
 4/30/2012                  15,829                   15,801
 5/31/2012                  14,869                   14,851
 6/30/2012                  15,483                   15,463
 7/31/2012                  15,700                   15,678
 8/31/2012                  16,046                   16,031
 9/30/2012                  16,460                   16,445
10/31/2012                  16,156                   16,142
11/30/2012                  16,257                   16,235
12/31/2012                  16,395                   16,383
 1/31/2013                  17,242                   17,232
 2/28/2013                  17,476                   17,466
 3/31/2013                  18,133                   18,121
 4/30/2013                  18,485                   18,470
 5/31/2013                  18,910                   18,902
 6/30/2013                  18,663                   18,648
 7/31/2013                  19,606                   19,597
 8/31/2013                  19,031                   19,030         Past performance is not predictive of
 9/30/2013                  19,631                   19,626         future performance.
10/31/2013                  20,534                   20,529
                                                                    The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
         AVERAGE ANNUAL        ONE       FIVE        TEN            redemption of fund shares.
         TOTAL RETURN          YEAR      YEARS      YEARS
         -----------------------------------------------------      The S&P data are provided by Standard
                              27.10%     15.16%     7.46%           & Poor's Index Services Group.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large caps while value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                U.S. DOLLAR RETURN
             -                                  ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 MONTHS ENDED OCTOBER 31, 2013
                              --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................         20.70%              20.37%
                  Japan.............................         64.48%              34.00%
                  Canada............................         10.59%               5.99%
                  France............................         27.55%              33.82%
                  Australia.........................         26.44%              15.47%
                  Switzerland.......................         27.49%              31.10%
                  Germany...........................         24.72%              30.85%
                  Spain.............................         30.69%              37.11%
                  Sweden............................         24.39%              27.55%
                  Hong Kong.........................         14.30%              14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in US dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks while growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                  U.S. DOLLAR RETURN
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.

                         12 MONTHS ENDED OCTOBER 31, 2013
                          --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
------------------------------------------  --------------------- ------------------
              China........................          9.32%                9.28%
              South Korea..................          9.57%               12.65%
              Brazil.......................          7.85%               -1.52%
              Taiwan.......................         18.76%               18.08%
              South Africa.................         20.85%                5.07%
              India........................         14.98%                0.65%
              Russia.......................         12.94%               10.89%
              Mexico.......................          1.41%                2.11%
              Malaysia.....................         13.25%                9.32%
              Indonesia....................          1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2013, total returns were 27.61% for the Portfolio's Class R2 shares, 27.90% for the Portfolio's Institutional Class shares, and 24.65% for the MSCI World ex USA Index (net dividends). The Master Fund focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Master Fund's significantly greater exposure than the Index to these securities contributed to the Portfolio's outperformance relative to the Index. In particular, the Master Fund's greater exposure to value stocks in the financial sector was beneficial as these names generally outperformed the Index. The Master Fund's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's performance relative to the Index as REITs underperformed during the period. Differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's performance relative to the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index/SM/.........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

U.S. LARGE COMPANY PORTFOLIO

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio uses futures to gain market exposure for uninvested cash. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, the total return was 27.10% for the Portfolio and 27.18% for the S&P 500(R) Index. The Portfolio's return is net of fees and expenses. The impact of fees and expenses was primarily responsible for the performance difference.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED OCTOBER 31, 2013
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/13  10/31/13    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA INTERNATIONAL VALUE PORTFOLIO**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,123.00    0.67%    $3.59
   Institutional Class Shares......... $1,000.00 $1,124.10    0.43%    $2.30
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.83    0.67%    $3.41
   Institutional Class Shares......... $1,000.00 $1,023.04    0.43%    $2.19

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/13  10/31/13    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     U.S. LARGE COMPANY PORTFOLIO
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,110.90    0.09%    $0.48
     Hypothetical 5% Annual Return. $1,000.00 $1,024.75    0.09%    $0.46

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           AFFILIATED INVESTMENT COMPANY
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. LARGE COMPANY PORTFOLIO
              Consumer Discretionary.......................  12.5%
              Consumer Staples.............................  10.2%
              Energy.......................................  10.5%
              Financials...................................  14.1%
              Health Care..................................  13.0%
              Industrials..................................  10.8%
              Information Technology.......................  17.8%
              Materials....................................   3.5%
              Real Estate Investment Trusts................   2.0%
              Telecommunication Services...................   2.5%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $6,528,252,884
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,271,384,583)............................. $6,528,252,884
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                          ------      ------    ---------------
 COMMON STOCKS -- (95.8%)
 Consumer Discretionary -- (12.0%)
 *   Amazon.com, Inc....................   114,712 $ 41,758,609            0.9%
     Comcast Corp. Class A..............   810,716   38,573,867            0.8%
     Home Depot, Inc. (The).............   444,014   34,584,250            0.7%
     McDonald's Corp....................   309,860   29,907,687            0.6%
     Walt Disney Co. (The)..............   514,981   35,322,547            0.7%
     Other Securities...................            424,800,285            8.6%
                                                   ------------          ------
 Total Consumer Discretionary...........            604,947,245           12.3%
                                                   ------------          ------
 Consumer Staples -- (9.8%)
     Altria Group, Inc..................   621,306   23,131,222            0.5%
     Coca-Cola Co. (The)................ 1,181,763   46,762,362            0.9%
     CVS Caremark Corp..................   380,757   23,705,931            0.5%
     PepsiCo, Inc.......................   478,040   40,198,384            0.8%
     Philip Morris International, Inc...   501,701   44,711,593            0.9%
     Procter & Gamble Co. (The).........   848,933   68,551,340            1.4%
     Wal-Mart Stores, Inc...............   504,546   38,723,905            0.8%
     Other Securities...................            208,289,380            4.2%
                                                   ------------          ------
 Total Consumer Staples.................            494,074,117           10.0%
                                                   ------------          ------
 Energy -- (10.1%)
     Chevron Corp.......................   598,869   71,840,325            1.5%
     ConocoPhillips.....................   379,095   27,787,664            0.6%
     Exxon Mobil Corp................... 1,364,373  122,275,108            2.5%
     Occidental Petroleum Corp..........   249,762   23,997,133            0.5%
     Schlumberger, Ltd..................   410,147   38,438,977            0.8%
     Other Securities...................            225,470,233            4.5%
                                                   ------------          ------
 Total Energy...........................            509,809,440           10.4%
                                                   ------------          ------
 Financials -- (13.5%)
     American Express Co................   287,597   23,525,435            0.5%
     American International Group, Inc..   457,622   23,636,176            0.5%
     Bank of America Corp............... 3,330,044   46,487,414            0.9%
 *   Berkshire Hathaway, Inc. Class B...   557,922   64,205,664            1.3%
     Citigroup, Inc.....................   942,626   45,981,296            0.9%
     JPMorgan Chase & Co................ 1,166,787   60,136,202            1.2%
     Wells Fargo & Co................... 1,497,743   63,938,649            1.3%
     Other Securities...................            355,099,998            7.3%
                                                   ------------          ------
 Total Financials.......................            683,010,834           13.9%
                                                   ------------          ------
 Health Care -- (12.5%)
     AbbVie, Inc........................   491,435   23,810,026            0.5%
     Amgen, Inc.........................   233,518   27,088,088            0.6%
     Bristol-Myers Squibb Co............   510,311   26,801,534            0.5%
 #*  Gilead Sciences, Inc...............   474,448   33,681,064            0.7%
     Johnson & Johnson..................   873,518   80,896,502            1.6%
     Merck & Co., Inc...................   907,088   40,900,598            0.8%
     Pfizer, Inc........................ 2,052,092   62,958,183            1.3%
     UnitedHealth Group, Inc............   315,146   21,511,866            0.4%
     Other Securities...................            312,439,051            6.4%
                                                   ------------          ------
 Total Health Care......................            630,086,912           12.8%
                                                   ------------          ------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Industrials -- (10.3%)
      3M Co..............................................    201,262 $   25,328,823            0.5%
      Boeing Co. (The)...................................    215,146     28,076,553            0.6%
      General Electric Co................................  3,156,664     82,515,197            1.7%
      Union Pacific Corp.................................    143,778     21,767,989            0.4%
      United Parcel Service, Inc. Class B................    223,945     22,000,357            0.4%
      United Technologies Corp...........................    261,648     27,800,100            0.6%
      Other Securities...................................               314,852,424            6.4%
                                                                     --------------          ------
Total Industrials........................................               522,341,443           10.6%
                                                                     --------------          ------
Information Technology -- (17.0%)
^^    Apple, Inc.........................................    281,607    147,097,416            3.0%
      Cisco Systems, Inc.................................  1,661,918     37,393,155            0.7%
*     Google, Inc. Class A...............................     86,710     89,361,592            1.8%
      Intel Corp.........................................  1,544,269     37,726,492            0.8%
      International Business Machines Corp...............    319,176     57,199,531            1.2%
      Mastercard, Inc. Class A...........................     32,155     23,058,350            0.5%
      Microsoft Corp.....................................  2,349,651     83,060,163            1.7%
      Oracle Corp........................................  1,105,266     37,026,411            0.7%
      QUALCOMM, Inc......................................    531,730     36,939,283            0.7%
      Visa, Inc. Class A.................................    160,005     31,468,183            0.6%
      Other Securities...................................               280,366,312            5.8%
                                                                     --------------          ------
Total Information Technology.............................               860,696,888           17.5%
                                                                     --------------          ------
Materials -- (3.3%)
      Other Securities...................................               169,897,794            3.5%
                                                                     --------------          ------
Real Estate Investment Trusts -- (1.9%)
      Other Securities...................................                94,307,577            1.9%
                                                                     --------------          ------
Telecommunication Services -- (2.4%)
      AT&T, Inc..........................................  1,646,249     59,594,214            1.2%
      Verizon Communications, Inc........................    887,024     44,803,582            0.9%
      Other Securities...................................                16,150,126            0.3%
                                                                     --------------          ------
Total Telecommunication Services.........................               120,547,922            2.4%
                                                                     --------------          ------
Utilities -- (3.0%)
      Other Securities...................................               151,721,926            3.1%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,841,442,098           98.4%
                                                                     --------------          ------
TEMPORARY CASH INVESTMENTS -- (1.4%)
^^    State Street Institutional Liquid Reserves, 0.073%. 68,839,949     68,839,949            1.4%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund..................... 12,245,750 $  141,683,331            2.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,728,012,931)................................              $5,051,965,378          102.7%
                                                                     ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  604,947,245           --   --    $  604,947,245
  Consumer Staples..............    494,074,117           --   --       494,074,117
  Energy........................    509,809,440           --   --       509,809,440
  Financials....................    683,010,834           --   --       683,010,834
  Health Care...................    630,086,912           --   --       630,086,912
  Industrials...................    522,341,443           --   --       522,341,443
  Information Technology........    860,696,888           --   --       860,696,888
  Materials.....................    169,897,794           --   --       169,897,794
  Real Estate Investment Trusts.     94,307,577           --   --        94,307,577
  Telecommunication Services....    120,547,922           --   --       120,547,922
  Utilities.....................    151,721,926           --   --       151,721,926
Temporary Cash Investments......     68,839,949           --   --        68,839,949
Securities Lending Collateral...             -- $141,683,331   --       141,683,331
Futures Contracts**.............      2,265,842           --   --         2,265,842
                                 -------------- ------------   --    --------------
TOTAL........................... $4,912,547,889 $141,683,331   --    $5,054,231,220
                                 ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                            DFA        U.S. LARGE
                                                                                       INTERNATIONAL    COMPANY
                                                                                      VALUE PORTFOLIO  PORTFOLIO
                                                                                      --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value................................ $    6,528,253  $         --
Investments at Value (including $0 and $138,383 of securities on loan, respectively). $           --  $  4,841,442
Temporary Cash Investments at Value & Cost...........................................             --        68,840
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.............             --       141,683
Segregated Cash for Futures Contracts................................................             --         3,440
Receivables:
  Dividends, Interest and Tax Reclaims...............................................             --         4,961
  Securities Lending Income..........................................................             --            19
  Fund Shares Sold...................................................................          5,719         2,753
  From Advisor.......................................................................             --            66
Prepaid Expenses and Other Assets....................................................             78            65
                                                                                      --------------  ------------
     Total Assets....................................................................      6,534,050     5,063,269
                                                                                      --------------  ------------
LIABILITIES:
Payables:
  Due to Custodian...................................................................             --           315
  Upon Return of Securities Loaned...................................................             --       141,683
  Fund Shares Redeemed...............................................................          4,792         2,790
  Due to Advisor.....................................................................          1,092            --
  Futures Margin Variation...........................................................             --           405
Accrued Expenses and Other Liabilities...............................................            294           740
                                                                                      --------------  ------------
     Total Liabilities...............................................................          6,178       145,933
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    6,527,872  $  4,917,336
                                                                                      ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $5,517 and $0 and shares outstanding of
 283,528 and 0, respectively......................................................... $        19.46  $        N/A
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................    100,000,000           N/A
                                                                                      ==============  ============
Institutional Class Shares -- based on net assets of $6,522,355 and $4,917,336 and
 shares outstanding of 335,372,731 and 354,537,647, respectively..................... $        19.45  $      13.87
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................  1,500,000,000   900,000,000
                                                                                      ==============  ============
Investments in Affiliated Investment Companies at Cost............................... $    5,271,385  $         --
                                                                                      ==============  ============
Investments at Cost.................................................................. $           --  $  2,517,490
                                                                                      ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................... $    5,868,866  $  2,977,770
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).............................................................................         14,422        12,679
Accumulated Net Realized Gain (Loss).................................................       (612,632)     (399,331)
Net Unrealized Foreign Exchange Gain (Loss)..........................................            348            --
Net Unrealized Appreciation (Depreciation)...........................................      1,256,868     2,326,218
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    6,527,872  $  4,917,336
                                                                                      ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                                DFA
                                                                                           INTERNATIONAL U.S. LARGE
                                                                                               VALUE      COMPANY
                                                                                            PORTFOLIO*   PORTFOLIO
                                                                                           ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $14,975 and $0, respectively)...............  $  193,378   $       --
  Interest................................................................................           5           --
  Income from Securities Lending..........................................................       9,968           --
  Expenses Allocated from Affiliated Investment Company...................................     (13,256)          --
                                                                                            ----------   ----------
     Total Net Investment Income Received from Affiliated Investment Companies............     190,095           --
                                                                                            ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0 and $55, respectively)...................  $       --   $   99,082
  Interest................................................................................          --           81
  Income from Securities Lending..........................................................          --          334
                                                                                            ----------   ----------
     Total Investment Income..............................................................          --       99,497
                                                                                            ----------   ----------
EXPENSES
  Investment Advisory Services Fees.......................................................          --        1,120
  Administrative Services Fees............................................................      11,871        2,066
  Accounting & Transfer Agent Fees........................................................          67          348
  S&P 500(R) Fees.........................................................................          --           98
  Shareholder Servicing Fees -- Class R2 Shares...........................................          18           --
  Custodian Fees..........................................................................          --           54
  Filing Fees.............................................................................          92           67
  Shareholders' Reports...................................................................         159          122
  Directors'/Trustees' Fees & Expenses....................................................          64           48
  Professional Fees.......................................................................          77          445
  Other...................................................................................          87           88
                                                                                            ----------   ----------
     Total Expenses.......................................................................      12,435        4,456
                                                                                            ----------   ----------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor
   (Note C)...............................................................................          --         (229)
                                                                                            ----------   ----------
  Net Expenses............................................................................      12,435        4,227
                                                                                            ----------   ----------
  NET INVESTMENT INCOME (LOSS)............................................................     177,660       95,270
                                                                                            ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment Securities                                    --          409
  Net Realized Gain (Loss) on:
    Investment Securities Sold............................................................     296,792      180,412
    Futures...............................................................................      (1,213)       8,021
    Foreign Currency Transactions**.......................................................      (1,636)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............................................     993,902      780,086
    Futures...............................................................................          27        2,321
    Translation of Foreign Currency Denominated Amounts...................................         396           --
                                                                                            ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS).................................................   1,288,268      971,249
                                                                                            ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $1,465,928   $1,066,519
                                                                                            ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $2 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA INTERNATIONAL VALUE    U.S. LARGE COMPANY
                                                                         PORTFOLIO                PORTFOLIO
                                                                 ------------------------  ----------------------
                                                                     YEAR         YEAR        YEAR        YEAR
                                                                    ENDED        ENDED       ENDED       ENDED
                                                                   OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                     2013         2012        2013        2012
                                                                 -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................. $   177,660  $   186,021  $   95,270  $   83,523
  Capital Gain Distributions Received from Investment
   Securities...................................................          --           --         409         543
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................     296,792       74,190     180,412      68,937
    Futures.....................................................      (1,213)          --       8,021      12,993
    Foreign Currency Transactions*..............................      (1,636)        (951)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................     993,902      (96,127)    780,086     393,550
    Futures.....................................................          27           --       2,321      (3,799)
    Translation of Foreign Currency Denominated Amounts.........         396         (209)         --          --
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................   1,465,928      162,924   1,066,519     555,747
                                                                 -----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (218)        (205)         --          --
    Institutional Class Shares..................................    (189,040)    (180,761)    (94,840)    (81,785)
                                                                 -----------  -----------  ----------  ----------
     Total Distributions........................................    (189,258)    (180,966)    (94,840)    (81,785)
                                                                 -----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................................................   1,466,636    1,339,320     774,924     610,737
  Shares Issued in Lieu of Cash Distributions...................     178,512      168,269      82,335      70,255
  Shares Redeemed...............................................  (1,881,241)  (1,295,677)   (948,938)   (879,631)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....    (236,093)     211,912     (91,679)   (198,639)
                                                                 -----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets....................   1,040,577      193,870     880,000     275,323
NET ASSETS
  Beginning of Year.............................................   5,487,295    5,293,425   4,037,336   3,762,013
                                                                 -----------  -----------  ----------  ----------
  End of Year................................................... $ 6,527,872  $ 5,487,295  $4,917,336  $4,037,336
                                                                 ===========  ===========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................      83,922       89,258      62,326      57,663
  Shares Issued in Lieu of Cash Distributions...................      10,436       11,721       6,727       6,768
  Shares Redeemed...............................................    (107,838)     (86,334)    (76,529)    (82,571)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................     (13,480)      14,645      (7,476)    (18,140)
                                                                 ===========  ===========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)...................................... $    14,422  $    27,224  $   12,679  $   12,249

----------
* Net of foreign capital gain taxes withheld of $2, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES+
                                                              ------------------------------------------------
                                                                YEAR      YEAR      YEAR       YEAR      YEAR
                                                               ENDED     ENDED     ENDED      ENDED     ENDED
                                                              OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,
                                                                2013      2012      2011       2010      2009
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...........................  $15.72    $15.83    $17.82     $17.13    $13.58
                                                               ------    ------    ------     ------    ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.49      0.51      0.53       0.37      0.42
  Net Gains (Losses) on Securities (Realized and Unrealized).    3.77     (0.13)    (2.00)      1.29      4.10
                                                               ------    ------    ------     ------    ------
   Total from Investment Operations..........................    4.26      0.38     (1.47)      1.66      4.52
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.52)    (0.49)    (0.52)     (0.97)    (0.97)
                                                               ------    ------    ------     ------    ------
   Total Distributions.......................................   (0.52)    (0.49)    (0.52)     (0.97)    (0.97)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................  $19.46    $15.72    $15.83     $17.82    $17.13
============================================================= ========= ========= =========  ========= =========
Total Return.................................................   27.61%     2.70%    (8.53)%    10.60%    34.86%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..........................  $5,517    $6,407    $6,102     $4,952    $3,443
Ratio of Expenses to Average Net Assets (B)..................    0.69%     0.71%     0.71%      0.72%     0.74%
Ratio of Net Investment Income to Average Net Assets.........    2.84%     3.33%     2.97%      2.11%     2.96%
-----------------------------------------------------------------------------------------------------------------

                                                              DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    15.72  $    15.83  $    17.81   $    16.46  $    12.54
                                                              ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.52        0.54        0.58         0.39        0.40
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.78       (0.12)      (1.99)        1.34        3.92
                                                              ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations..........................       4.30        0.42       (1.41)        1.73        4.32
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.57)      (0.53)      (0.57)       (0.38)      (0.40)
                                                              ----------  ----------  ----------   ----------  ----------
   Total Distributions.......................................      (0.57)      (0.53)      (0.57)       (0.38)      (0.40)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    19.45  $    15.72  $    15.83   $    17.81  $    16.46
============================================================= ==========  ==========  ==========   ==========  ==========
Total Return.................................................      27.90%       2.98%      (8.26)%      10.94%      35.11%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $6,522,355  $5,480,888  $5,287,323   $5,157,857  $4,437,846
Ratio of Expenses to Average Net Assets (B)..................       0.43%       0.45%       0.45%        0.45%       0.46%
Ratio of Net Investment Income to Average Net Assets.........       3.00%       3.54%       3.26%        2.34%       3.00%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                        U.S. LARGE COMPANY PORTFOLIO
                                                                       -------------------------------------------------
                                                                          YEAR        YEAR        YEAR         YEAR
                                                                         ENDED       ENDED       ENDED        ENDED
                                                                        OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                                          2013        2012        2011         2010
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................... $    11.15  $     9.90  $     9.34  $     8.16
                                                                       ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................       0.27        0.22        0.19        0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)...........       2.71        1.25        0.56        1.15
                                                                       ----------  ----------  ----------  ----------
   Total from Investment Operations...................................       2.98        1.47        0.75        1.33
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................      (0.26)      (0.22)      (0.19)      (0.15)
                                                                       ----------  ----------  ----------  ----------
   Total Distributions................................................      (0.26)      (0.22)      (0.19)      (0.15)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.......................................... $    13.87  $    11.15  $     9.90  $     9.34
=====================================================================  ==========  ==========  ==========  ==========
Total Return..........................................................      27.10%      15.02%       8.09%      16.47%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................... $4,917,336  $4,037,336  $3,762,013  $3,712,973
Ratio of Expenses to Average Net Assets...............................       0.09%       0.10%       0.10%       0.10%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived Fees)....       0.10%       0.10%       0.10%       0.11%**
Ratio of Net Investment Income to Average Net Assets..................       2.13%       2.10%       1.95%       1.99%
Portfolio Turnover Rate...............................................          3%          4%          4%          1%*
-------------------------------------------------------------------------------------------------------------------------

                                                                       ---------
                                                                           YEAR
                                                                          ENDED
                                                                         OCT. 31,
                                                                           2009
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................... $   7.62
                                                                       --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................     0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)...........     0.55
                                                                       --------
   Total from Investment Operations...................................     0.73
-----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................    (0.19)
                                                                       --------
   Total Distributions................................................    (0.19)
-----------------------------------------------------------------------------------
Net Asset Value, End of Year.......................................... $   8.16
=====================================================================  ========
Total Return..........................................................    10.07%
-----------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................... $785,689
Ratio of Expenses to Average Net Assets...............................     0.10%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived Fees)....     0.13%(B)
Ratio of Net Investment Income to Average Net Assets..................     2.53%
Portfolio Turnover Rate...............................................      N/A
-----------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
**Represents the combined ratios for the portfolio and for the period
  November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2013, the Feeder Fund owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and the Fund approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of the Fund would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

                                                                                          VALUE
TARGET FUND                     SHARES           ACQUIRING FUND             SHARES    (IN THOUSANDS)
-----------                   ---------- -------------------------------- ----------- --------------
                                         U.S. Large Company
U.S. Large Company Portfolio. 83,482,168   Institutional Index Portfolio  311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                                         UNREALIZED APPRECIATION
TARGET FUND                   NET ASSETS     (DEPRECIATION)               ACQUIRING FUND          NET ASSETS
-----------                   ---------- -----------------------  ------------------------------- ----------
                                                                  U.S. Large Company
U.S. Large Company Portfolio. $2,731,987        $315,984            Institutional Index Portfolio  $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investment Income.................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

(a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.

(b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the

Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the U.S. Large Company Portfolio and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the year ended October 31, 2013, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    DFA International Value Portfolio. 0.20%
                    U.S. Large Company Portfolio*..... 0.05%

* The administrative services fee has been adjusted to reflect the actual fee paid by the Portfolio for the year ended October 31, 2013 as a result of a decrease in the administrative services fee from 0.05% to 0.035% effective August 1, 2013.

   For the year ended October 31, 2013, the U.S. Large Company Portfolio's investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio. 0.025%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Amended and Restated Fee Waiver and/or Expense Assumption Agreements for the DFA International Value Portfolio and the U.S. Large Company Portfolio will remain in effect through February 28, 2014 and February 28, 2015, respectively, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2013, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                             PREVIOUSLY
                                                                              RECOVERY      WAIVED FEES/
                                                                            OF PREVIOUSLY     EXPENSES
                                                                            WAIVED FEES/       ASSUMED
                                                               EXPENSE        EXPENSES    SUBJECT TO FUTURE
                                                          LIMITATION AMOUNT    ASSUMED        RECOVERY
                                                          ----------------- ------------- -----------------
DFA International Value Portfolio -- Class R2 Shares (1).       0.79%             --              --
U.S. Large Company Portfolio (2).........................       0.08%           $123            $519

   (1) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized expenses to exceed the Expense Limitation Amount, as listed above.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $180
                    U.S. Large Company Portfolio......  240

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              PURCHASES  SALES
                                              --------- --------
                U.S. Large Company Portfolio. $133,472  $289,064

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                              INCREASE       INCREASE
                                             (DECREASE)     (DECREASE)
                                           UNDISTRIBUTED   ACCUMULATED
                                           NET INVESTMENT  NET REALIZED
                                               INCOME     GAINS (LOSSES)
                                           -------------- --------------
        DFA International Value Portfolio.    $(1,204)        $1,204
        U.S. Large Company Portfolio......         --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                              NET INVESTMENT
                                                INCOME AND
                                                SHORT-TERM
                                              CAPITAL GAINS   TOTAL
                                              -------------- --------
           DFA International Value Portfolio
           2012..............................    $180,966    $180,966
           2013..............................     189,258     189,258
           U.S. Large Company Portfolio
           2012..............................      81,785      81,785
           2013..............................      94,840      94,840

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                           TOTAL NET
                                   NET INVESTMENT                                        DISTRIBUTABLE
                                     INCOME AND     CAPITAL      OTHER      UNREALIZED     EARNINGS
                                     SHORT-TERM      LOSS      TEMPORARY   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CARRYFOWARD DIFFERENCES (DEPRECIATION)    LOSSES)
                                   -------------- ----------- ----------- -------------- -------------
DFA International Value Portfolio.    $19,332      $(611,811)        --     $1,251,780    $  659,301
U.S. Large Company Portfolio......     12,923       (180,406)   $46,568      2,060,725     1,939,810

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          EXPIRES ON OCTOBER 31,
                                         ------------------------
                                           2016    2017    2018    TOTAL
                                         -------- ------- ------- --------
      DFA International Value Portfolio. $611,811      --      -- $611,811
      U.S. Large Company Portfolio......   55,911 $80,822 $43,673  180,406

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                  DFA International Value Portfolio. $295,092
                  U.S. Large Company Portfolio......  166,609

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                   NET
                                                                UNREALIZED
                                       FEDERAL    UNREALIZED   APPRECIATION
                                       TAX COST  APPRECIATION (DEPRECIATION)
                                      ---------- ------------ --------------
   DFA International Value Portfolio. $5,276,821  $1,251,432    $1,251,432
   U.S. Large Company Portfolio......  2,991,240   2,062,991     2,062,991

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                             YEAR ENDED            YEAR ENDED
                                                           OCT. 31, 2013          OCT. 31, 2012
                                                       ---------------------  --------------------
                                                          AMOUNT     SHARES      AMOUNT     SHARES
                                                       -----------  --------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $     1,969       112  $     2,362      154
 Shares Issued in Lieu of Cash Distributions..........         218        13          204       14
 Shares Redeemed......................................      (4,454)     (249)      (2,235)    (146)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    (2,267)     (124) $       331       22
                                                       ===========  ========  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 1,464,667    83,810  $ 1,336,958   89,104
 Shares Issued in Lieu of Cash Distributions..........     178,294    10,423      168,065   11,707
 Shares Redeemed......................................  (1,876,787) (107,589)  (1,293,442) (86,188)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $  (233,826)  (13,356) $   211,581   14,623
                                                       ===========  ========  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of the Feeder Fund's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of the Feeder Fund's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. FINANCIAL INSTRUMENTS:

   In accordance with U.S. Large Company Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. REPURCHASE AGREEMENTS: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FUTURES CONTRACTS: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2013, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                       APPROXIMATE
                                            EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- ---------- -------- ----------- -----------
U.S. Large Company
  Portfolio........ S&P 500(R) Emini Index   12/20/13     839     $73,454    $2,266      $3,440

* During the year ended October 31, 2013, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $56,242 (in thousands).

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on the Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure for the year ended
October 31, 2013 (amounts in thousands):

                                                     ASSET DERIVATIVES VALUE
                                                     ------------------------
                               LOCATION ON THE
                           STATEMENTS OF ASSETS AND
                                 LIABILITIES             EQUITY CONTRACTS
                           ------------------------  ------------------------
 U.S. Large Company        Payables: Futures Margin          $2,266*
   Portfolio                 Variation

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the year ended October 31, 2013:

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2013 (amounts in thousands):

                                             REALIZED GAIN (LOSS)
                                                ON DERIVATIVES
                                             RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.              $8,021

                                             CHANGE IN UNREALIZED
                                        APPRECIATION (DEPRECIATION) ON
                                       DERIVATIVES RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.              $2,321

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.91%       $13,024         8          $3        $28,962

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2013.

J. SECURITIES LENDING:

   As of October 31, 2013, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

N. OTHER:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               APPROXIMATE
                                                                                PERCENTAGE
                                                                  NUMBER OF   OF OUTSTANDING
                                                                 SHAREHOLDERS     SHARES
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............      5             93%
DFA International Value Portfolio -- Institutional Class Shares.      3             64%
U.S. Large Company Portfolio....................................      3             75%

O. SUBSEQUENT EVENT EVALUATIONS:

   On December 13, 2013, the Board of DIG voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Current Agreements") into a bundled Investment Management Agreement for the U.S. Large Company Portfolio. It is expected that the Investment Management Agreement will become effective on February 28, 2014. The nature and level of services to the Portfolio under the Investment Management Agreement will be the same as under the Current Agreements. When the Investment Management Agreement becomes effective, the Portfolio will pay the Advisor an investment management fee that is equal to the sum of the current investment advisory fee and current administration fee that is paid by the Portfolio to the Advisor under the Current Agreements.

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                       [CHART]

                  The U.S. Large Cap
                     Value Series           Russell 1000/R/ Value Index
                  ------------------       ----------------------------
10/31/2003             $10,000                        $10,000
11/30/2003              10,224                         10,136
12/31/2003              10,926                         10,760
 1/31/2004              11,113                         10,950
 2/29/2004              11,399                         11,184
 3/31/2004              11,353                         11,086
 4/30/2004              11,166                         10,815
 5/31/2004              11,226                         10,925
 6/30/2004              11,565                         11,183
 7/31/2004              11,191                         11,026
 8/31/2004              11,191                         11,182
 9/30/2004              11,535                         11,356
10/31/2004              11,675                         11,544
11/30/2004              12,440                         12,128
12/31/2004              12,939                         12,534
 1/31/2005              12,615                         12,311
 2/28/2005              12,999                         12,719
 3/31/2005              12,964                         12,545
 4/30/2005              12,525                         12,320
 5/31/2005              13,059                         12,617
 6/30/2005              13,328                         12,755
 7/31/2005              13,992                         13,124
 8/31/2005              13,877                         13,067
 9/30/2005              14,091                         13,250
10/31/2005              13,717                         12,914
11/30/2005              14,265                         13,336
12/31/2005              14,284                         13,416
 1/31/2006              14,965                         13,937
 2/28/2006              14,915                         14,022
 3/31/2006              15,180                         14,212
 4/30/2006              15,606                         14,573
 5/31/2006              15,322                         14,205
 6/30/2006              15,453                         14,295
 7/31/2006              15,232                         14,643
 8/31/2006              15,481                         14,888
 9/30/2006              15,910                         15,185
10/31/2006              16,541                         15,682
11/30/2006              16,855                         16,040
12/31/2006              17,193                         16,400
 1/31/2007              17,695                         16,610
 2/28/2007              17,429                         16,351
 3/31/2007              17,550                         16,603
 4/30/2007              18,297                         17,217
 5/31/2007              19,051                         17,838
 6/30/2007              18,745                         17,421
 7/31/2007              17,583                         16,616
 8/31/2007              17,247                         16,802
 9/30/2007              17,697                         17,379
10/31/2007              17,796                         17,381
11/30/2007              16,802                         16,531
12/31/2007              16,746                         16,371
 1/31/2008              16,106                         15,716
 2/29/2008              15,612                         15,057
 3/31/2008              15,466                         14,944
 4/30/2008              16,441                         15,673
 5/31/2008              16,836                         15,648
 6/30/2008              14,991                         14,150
 7/31/2008              14,827                         14,099
 8/31/2008              15,115                         14,339
 9/30/2008              13,757                         13,285
10/31/2008              10,664                         10,985
11/30/2008               9,618                         10,198
12/31/2008               9,931                         10,339
 1/31/2009               8,752                          9,150
 2/28/2009               7,526                          7,928
 3/31/2009               8,269                          8,606
 4/30/2009               9,607                          9,528
 5/31/2009              10,343                         10,117
 6/30/2009              10,216                         10,042
 7/31/2009              11,189                         10,864
 8/31/2009              11,949                         11,433
 9/30/2009              12,471                         11,874
10/31/2009              11,933                         11,511
11/30/2009              12,606                         12,160
12/31/2009              12,954                         12,375
 1/31/2010              12,653                         12,027
 2/28/2010              13,199                         12,407
 3/31/2010              14,228                         13,214
 4/30/2010              14,679                         13,556
 5/31/2010              13,421                         12,442
 6/30/2010              12,408                         11,742
 7/31/2010              13,381                         12,536
 8/31/2010              12,574                         12,000
 9/30/2010              13,801                         12,931
10/31/2010              14,315                         13,319
11/30/2010              14,204                         13,248
12/31/2010              15,589                         14,294
 1/31/2011              16,088                         14,617
 2/28/2011              16,958                         15,156
 3/31/2011              17,037                         15,217
 4/30/2011              17,473                         15,622
 5/31/2011              17,219                         15,457
 6/30/2011              16,919                         15,140
 7/31/2011              16,143                         14,638
 8/31/2011              14,782                         13,724
 9/30/2011              13,286                         12,687
10/31/2011              15,130                         14,139
11/30/2011              15,004                         14,066
12/31/2011              15,122                         14,350
 1/31/2012              15,874                         14,893
 2/29/2012              16,792                         15,486
 3/31/2012              17,101                         15,945
 4/30/2012              16,752                         15,783
 5/31/2012              15,565                         14,857
 6/30/2012              16,404                         15,595
 7/31/2012              16,563                         15,756
 8/31/2012              17,219                         16,098
 9/30/2012              17,852                         16,609
10/31/2012              17,900                         16,528
11/30/2012              17,939                         16,521
12/31/2012              18,485                         16,862
 1/31/2013              19,775                         17,958
 2/28/2013              20,029                         18,216
 3/31/2013              20,986                         18,937
 4/30/2013              21,208                         19,224
 5/31/2013              22,078                         19,717              Past performance is not predictive of
 6/30/2013              21,833                         19,543              future performance.
 7/31/2013              23,139                         20,599
 8/31/2013              22,458                         19,817              The returns shown do not reflect the
 9/30/2013              23,115                         20,314              deduction of taxes that a shareholder
10/31/2013              24,286                         21,203              would pay on fund distributions or the
                                                                           redemption of fund shares.
          AVERAGE ANNUAL         ONE         FIVE         TEN
          TOTAL RETURN           YEAR        YEARS       YEARS             Russell data copyright (C) Russell
          ----------------------------------------------------------       Investment Group 1995-2013, all rights
                                35.68%       17.89%      9.28%             reserved.

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                      [CHART]

                 The DFA International          MSCI World ex USA Index
                      Value Series                  (net dividends)
                 ---------------------          -----------------------
10/31/2003             $10,000                          $10,000
11/30/2003              10,214                           10,227
12/31/2003              10,981                           11,011
 1/31/2004              11,262                           11,164
 2/29/2004              11,601                           11,421
 3/31/2004              11,782                           11,478
 4/30/2004              11,426                           11,178
 5/31/2004              11,542                           11,230
 6/30/2004              12,019                           11,489
 7/31/2004              11,575                           11,139
 8/31/2004              11,726                           11,185
 9/30/2004              12,101                           11,511
10/31/2004              12,564                           11,925
11/30/2004              13,498                           12,718
12/31/2004              14,170                           13,255
 1/31/2005              14,029                           12,994
 2/28/2005              14,584                           13,572
 3/31/2005              14,224                           13,264
 4/30/2005              13,792                           12,926
 5/31/2005              13,810                           12,950
 6/30/2005              14,031                           13,161
 7/31/2005              14,657                           13,586
 8/31/2005              15,140                           13,961
 9/30/2005              15,566                           14,599
10/31/2005              15,332                           14,127
11/30/2005              15,605                           14,501
12/31/2005              16,369                           15,173
 1/31/2006              17,487                           16,133
 2/28/2006              17,655                           16,079
 3/31/2006              18,400                           16,589
 4/30/2006              19,332                           17,382
 5/31/2006              18,549                           16,722
 6/30/2006              18,432                           16,700
 7/31/2006              18,716                           16,857
 8/31/2006              19,360                           17,336
 9/30/2006              19,628                           17,322
10/31/2006              20,499                           18,006
11/30/2006              21,181                           18,543
12/31/2006              22,007                           19,074
 1/31/2007              22,422                           19,191
 2/28/2007              22,402                           19,344
 3/31/2007              23,126                           19,840
 4/30/2007              24,293                           20,742
 5/31/2007              25,124                           21,203
 6/30/2007              24,941                           21,224
 7/31/2007              24,247                           20,931
 8/31/2007              23,975                           20,628
 9/30/2007              25,227                           21,800
10/31/2007              26,451                           22,748
11/30/2007              24,848                           21,858
12/31/2007              24,313                           21,447
 1/31/2008              22,343                           19,513
 2/29/2008              22,059                           19,867
 3/31/2008              22,323                           19,583
 4/30/2008              23,321                           20,672
 5/31/2008              23,332                           20,986
 6/30/2008              21,024                           19,354
 7/31/2008              20,429                           18,665
 8/31/2008              19,576                           17,943
 9/30/2008              17,289                           15,353
10/31/2008              12,954                           12,159
11/30/2008              12,159                           11,500
12/31/2008              13,079                           12,106
 1/31/2009              11,273                           10,976
 2/28/2009               9,888                            9,865
 3/31/2009              10,967                           10,515
 4/30/2009              12,988                           11,871
 5/31/2009              14,918                           13,373
 6/30/2009              14,691                           13,234
 7/31/2009              16,439                           14,477
 8/31/2009              17,381                           15,170
 9/30/2009              18,267                           15,796
10/31/2009              17,540                           15,543
11/30/2009              18,063                           15,927
12/31/2009              18,267                           16,181
 1/31/2010              17,211                           15,423
 2/28/2010              17,279                           15,407
 3/31/2010              18,642                           16,399
 4/30/2010              18,324                           16,155
 5/31/2010              16,178                           14,372
 6/30/2010              15,894                           14,164
 7/31/2010              17,881                           15,473
 8/31/2010              17,007                           15,011
 9/30/2010              18,835                           16,451
10/31/2010              19,493                           17,037
11/30/2010              18,517                           16,315
12/31/2010              20,242                           17,629
 1/31/2011              21,105                           18,009
 2/28/2011              21,809                           18,676
 3/31/2011              21,207                           18,302
 4/30/2011              22,343                           19,299
 5/31/2011              21,537                           18,727
 6/30/2011              21,241                           18,460
 7/31/2011              20,560                           18,156
 8/31/2011              18,358                           16,621
 9/30/2011              16,348                           14,952
10/31/2011              17,926                           16,406
11/30/2011              17,336                           15,648
12/31/2011              16,870                           15,477
 1/31/2012              18,006                           16,312
 2/29/2012              18,948                           17,209
 3/31/2012              18,789                           17,082
 4/30/2012              18,119                           16,792
 5/31/2012              15,883                           14,878
 6/30/2012              17,007                           15,852
 7/31/2012              16,939                           16,050
 8/31/2012              17,642                           16,508
 9/30/2012              18,267                           17,009
10/31/2012              18,494                           17,128
11/30/2012              18,789                           17,488
12/31/2012              19,709                           18,017
 1/31/2013              20,640                           18,903
 2/28/2013              20,015                           18,715
 3/31/2013              20,083                           18,863
 4/30/2013              21,071                           19,722
 5/31/2013              20,821                           19,281
 6/30/2013              20,083                           18,558
 7/31/2013              21,457                           19,546            Past performance is not predictive of
 8/31/2013              21,309                           19,294            future performance.
 9/30/2013              22,910                           20,657
10/31/2013              23,705                           21,350            The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE         TEN              redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS       YEARS
          ----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                28.18%       12.85%      9.01%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                                                     MSCI Japan Small Cap
              The Japanese Small Company Series      Index (net dividends)
              ---------------------------------      ---------------------
10/31/2003                $10,000                          $10,000
11/30/2003                  9,376                            9,313
12/31/2003                  9,933                            9,979
 1/31/2004                 10,422                           10,342
 2/29/2004                 10,489                           10,315
 3/31/2004                 12,631                           12,206
 4/30/2004                 12,209                           11,818
 5/31/2004                 11,619                           11,231
 6/30/2004                 12,749                           12,412
 7/31/2004                 11,939                           11,395
 8/31/2004                 12,125                           11,514
 9/30/2004                 11,838                           11,167
10/31/2004                 12,074                           11,373
11/30/2004                 12,445                           11,868
12/31/2004                 13,052                           12,443
 1/31/2005                 13,592                           12,866
 2/28/2005                 14,098                           13,112
 3/31/2005                 14,182                           13,081
 4/30/2005                 13,794                           12,975
 5/31/2005                 13,558                           12,736
 6/30/2005                 13,811                           12,908
 7/31/2005                 14,098                           13,274
 8/31/2005                 14,890                           13,729
 9/30/2005                 15,497                           14,587
10/31/2005                 15,987                           14,879
11/30/2005                 16,307                           15,515
12/31/2005                 18,145                           17,613
 1/31/2006                 18,921                           18,174
 2/28/2006                 17,791                           16,991
 3/31/2006                 18,583                           17,753
 4/30/2006                 18,954                           17,841
 5/31/2006                 17,622                           16,410
 6/30/2006                 16,948                           15,896
 7/31/2006                 16,138                           14,845
 8/31/2006                 16,408                           15,240
 9/30/2006                 16,155                           14,906
10/31/2006                 16,037                           14,811
11/30/2006                 15,936                           14,686
12/31/2006                 16,071                           14,772
 1/31/2007                 16,408                           15,059
 2/28/2007                 17,066                           15,653
 3/31/2007                 16,948                           15,509
 4/30/2007                 16,712                           15,243
 5/31/2007                 16,374                           14,880
 6/30/2007                 16,644                           14,978
 7/31/2007                 16,745                           14,974
 8/31/2007                 16,037                           14,062
 9/30/2007                 16,020                           13,976
10/31/2007                 16,121                           14,482
11/30/2007                 15,750                           13,873
12/31/2007                 14,772                           13,043
 1/31/2008                 14,351                           12,402
 2/29/2008                 14,250                           12,538
 3/31/2008                 14,536                           12,542
 4/30/2008                 14,637                           12,698
 5/31/2008                 15,177                           13,089
 6/30/2008                 14,469                           12,286
 7/31/2008                 14,064                           11,883
 8/31/2008                 13,288                           11,358
 9/30/2008                 12,428                           10,249
10/31/2008                 11,518                            9,167
11/30/2008                 11,821                            9,542
12/31/2008                 13,035                           10,285
 1/31/2009                 12,142                            9,746
 2/28/2009                 10,573                            8,465
 3/31/2009                 11,046                            8,763
 4/30/2009                 11,501                            9,212
 5/31/2009                 12,917                           10,339
 6/30/2009                 13,777                           10,997
 7/31/2009                 14,064                           11,272
 8/31/2009                 14,806                           11,904
 9/30/2009                 14,654                           11,857
10/31/2009                 14,132                           11,423
11/30/2009                 13,558                           11,014
12/31/2009                 13,508                           10,809
 1/31/2010                 13,693                           11,042
 2/28/2010                 13,963                           11,252
 3/31/2010                 14,671                           11,764
 4/30/2010                 15,110                           12,082
 5/31/2010                 13,845                           11,244
 6/30/2010                 14,064                           11,294
 7/31/2010                 14,317                           11,431
 8/31/2010                 13,929                           11,189
 9/30/2010                 14,536                           11,646
10/31/2010                 14,233                           11,550
11/30/2010                 14,587                           11,775
12/31/2010                 15,936                           12,964
 1/31/2011                 16,307                           13,118
 2/28/2011                 17,066                           13,645
 3/31/2011                 16,003                           12,803
 4/30/2011                 15,919                           12,815
 5/31/2011                 15,649                           12,625
 6/30/2011                 16,442                           13,095
 7/31/2011                 17,049                           13,639
 8/31/2011                 16,594                           13,081
 9/30/2011                 16,509                           13,093
10/31/2011                 15,666                           12,610
11/30/2011                 15,919                           12,269
12/31/2011                 15,835                           12,460
 1/31/2012                 16,847                           12,971
 2/29/2012                 16,863                           13,112
 3/31/2012                 17,352                           13,462
 4/30/2012                 16,998                           13,267
 5/31/2012                 15,582                           12,166
 6/30/2012                 16,408                           12,685
 7/31/2012                 15,852                           12,486
 8/31/2012                 15,868                           12,415
 9/30/2012                 16,088                           12,758
10/31/2012                 15,750                           12,482
11/30/2012                 15,987                           12,568
12/31/2012                 16,577                           12,960
 1/31/2013                 17,099                           13,445
 2/28/2013                 17,521                           13,900
 3/31/2013                 18,870                           15,023
 4/30/2013                 19,865                           16,011
 5/31/2013                 18,246                           14,743
 6/30/2013                 18,415                           14,702
 7/31/2013                 18,853                           14,942            Past performance is not predictive of
 8/31/2013                 18,432                           14,740            future performance.
 9/30/2013                 20,523                           16,418
10/31/2013                 20,573                           16,351            The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS
          ------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                30.62%       12.30%       7.48%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                The Asia Pacific Small     MSCI Pacific ex Japan Small
                    Company Series          Cap Index (net dividends)
                ----------------------     ---------------------------
10/31/2003             $10,000                      $10,000
11/30/2003              10,076                        9,956
12/31/2003              10,525                       10,608
 1/31/2004              11,185                       11,042
 2/29/2004              11,533                       11,376
 3/31/2004              11,169                       11,398
 4/30/2004              10,356                       10,754
 5/31/2004              10,279                       10,705
 6/30/2004              10,322                       10,718
 7/31/2004              10,508                       11,122
 8/31/2004              10,762                       11,489
 9/30/2004              11,423                       12,174
10/31/2004              11,964                       12,954
11/30/2004              12,837                       13,951
12/31/2004              13,133                       14,540
 1/31/2005              13,429                       14,667
 2/28/2005              13,819                       15,134
 3/31/2005              13,353                       14,704
 4/30/2005              12,904                       14,465
 5/31/2005              12,616                       14,651
 6/30/2005              13,184                       15,452
 7/31/2005              13,633                       16,095
 8/31/2005              13,988                       16,082
 9/30/2005              14,505                       16,893
10/31/2005              13,692                       15,901
11/30/2005              14,030                       16,504
12/31/2005              14,251                       16,828
 1/31/2006              15,216                       17,791
 2/28/2006              15,436                       17,969
 3/31/2006              16,224                       18,730
 4/30/2006              17,155                       19,938
 5/31/2006              16,181                       18,920
 6/30/2006              16,080                       18,690
 7/31/2006              16,393                       18,882
 8/31/2006              16,799                       19,498
 9/30/2006              16,977                       19,820
10/31/2006              18,374                       21,202
11/30/2006              19,399                       22,491
12/31/2006              19,958                       23,330
 1/31/2007              20,474                       23,923
 2/28/2007              21,025                       24,379
 3/31/2007              22,125                       25,637
 4/30/2007              23,675                       27,414
 5/31/2007              25,707                       28,491
 6/30/2007              26,765                       29,231
 7/31/2007              27,189                       29,224
 8/31/2007              25,165                       27,343
 9/30/2007              28,112                       29,769
10/31/2007              30,576                       31,804
11/30/2007              28,561                       29,249
12/31/2007              28,078                       28,847
 1/31/2008              25,258                       24,981
 2/29/2008              26,037                       26,465
 3/31/2008              24,776                       24,796
 4/30/2008              26,511                       26,455
 5/31/2008              27,671                       26,740
 6/30/2008              24,953                       23,749
 7/31/2008              23,489                       22,656
 8/31/2008              21,846                       20,816
 9/30/2008              18,095                       16,752
10/31/2008              12,083                       10,835
11/30/2008              10,923                        9,653
12/31/2008              12,117                       10,774
 1/31/2009              10,627                        9,588
 2/28/2009              10,042                        8,993
 3/31/2009              11,600                       10,281
 4/30/2009              13,336                       12,122
 5/31/2009              16,782                       15,028
 6/30/2009              16,918                       15,451
 7/31/2009              19,365                       17,683
 8/31/2009              20,246                       18,591
 9/30/2009              21,829                       20,149
10/31/2009              22,320                       20,632
11/30/2009              23,362                       21,225
12/31/2009              23,980                       22,073
 1/31/2010              22,684                       20,661
 2/28/2010              23,091                       20,920
 3/31/2010              24,996                       22,645
 4/30/2010              25,343                       23,278
 5/31/2010              21,837                       19,763
 6/30/2010              21,575                       19,650
 7/31/2010              23,971                       21,650
 8/31/2010              23,946                       21,602
 9/30/2010              27,578                       24,845
10/31/2010              28,772                       25,948
11/30/2010              28,391                       25,601
12/31/2010              31,177                       28,185
 1/31/2011              30,517                       27,365
 2/28/2011              30,711                       27,515
 3/31/2011              31,363                       28,360
 4/30/2011              32,701                       29,507
 5/31/2011              31,736                       28,831
 6/30/2011              30,669                       27,806
 7/31/2011              31,177                       28,216
 8/31/2011              29,009                       26,254
 9/30/2011              23,599                       21,480
10/31/2011              27,290                       25,000
11/30/2011              26,562                       23,295
12/31/2011              25,013                       22,548
 1/31/2012              27,604                       24,889
 2/29/2012              29,687                       26,824
 3/31/2012              29,263                       25,984
 4/30/2012              29,145                       26,125
 5/31/2012              25,512                       22,734
 6/30/2012              26,054                       23,052
 7/31/2012              26,444                       23,810
 8/31/2012              27,333                       24,191
 9/30/2012              28,688                       25,477
10/31/2012              29,331                       26,003
11/30/2012              29,754                       26,259
12/31/2012              31,152                       26,918
 1/31/2013              32,718                       28,345
 2/28/2013              32,862                       28,681
 3/31/2013              33,006                       28,754
 4/30/2013              32,464                       28,526
 5/31/2013              30,059                       26,426
 6/30/2013              27,934                       24,166
 7/31/2013              29,314                       25,132               Past performance is not predictive of
 8/31/2013              29,551                       25,350               future performance.
 9/30/2013              31,626                       27,300
10/31/2013              32,549                       27,778               The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN               redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS
          ---------------------------------------------------------       MSCI data copyright MSCI 2013, all
                               10.97%      21.92%      12.53%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                          [CHART]

                 The United Kingdom Small      MSCI UK Small Cap
                      Company Series         Index (net dividends)
                 ------------------------    ---------------------
10/31/2003               $10,000                   $10,000
11/30/2003                10,051                    10,083
12/31/2003                10,613                    10,649
 1/31/2004                11,401                    11,551
 2/29/2004                12,065                    12,334
 3/31/2004                11,900                    12,287
 4/30/2004                11,475                    11,859
 5/31/2004                11,492                    11,852
 6/30/2004                11,883                    12,264
 7/31/2004                11,446                    11,709
 8/31/2004                11,367                    11,548
 9/30/2004                11,690                    11,928
10/31/2004                12,059                    12,382
11/30/2004                13,035                    13,383
12/31/2004                13,573                    14,155
 1/31/2005                13,959                    14,473
 2/28/2005                14,436                    14,815
 3/31/2005                14,112                    14,630
 4/30/2005                13,636                    13,969
 5/31/2005                13,369                    13,845
 6/30/2005                13,625                    14,058
 7/31/2005                13,891                    14,476
 8/31/2005                14,674                    15,176
 9/30/2005                14,509                    15,203
10/31/2005                14,101                    14,740
11/30/2005                14,714                    15,475
12/31/2005                15,360                    16,144
 1/31/2006                16,563                    17,459
 2/28/2006                16,790                    17,732
 3/31/2006                17,067                    18,091
 4/30/2006                17,930                    19,049
 5/31/2006                17,567                    18,626
 6/30/2006                17,561                    18,468
 7/31/2006                17,686                    18,324
 8/31/2006                18,429                    18,983
 9/30/2006                18,968                    19,540
10/31/2006                20,045                    20,659
11/30/2006                21,305                    21,998
12/31/2006                22,467                    23,030
 1/31/2007                22,626                    22,976
 2/28/2007                22,621                    23,048
 3/31/2007                23,687                    24,001
 4/30/2007                24,504                    25,193
 5/31/2007                24,833                    25,355
 6/30/2007                23,925                    24,617
 7/31/2007                23,800                    24,478
 8/31/2007                23,664                    23,581
 9/30/2007                22,847                    22,245
10/31/2007                24,674                    24,689
11/30/2007                21,821                    21,832
12/31/2007                20,669                    20,736
 1/31/2008                19,280                    19,068
 2/29/2008                19,563                    19,714
 3/31/2008                19,490                    19,466
 4/30/2008                19,818                    19,828
 5/31/2008                19,875                    19,922
 6/30/2008                18,293                    18,560
 7/31/2008                17,652                    17,819
 8/31/2008                17,368                    17,353
 9/30/2008                14,685                    14,162
10/31/2008                10,743                    10,232
11/30/2008                 9,983                     9,283
12/31/2008                 9,762                     9,048
 1/31/2009                 9,524                     8,998
 2/28/2009                 9,132                     8,700
 3/31/2009                 9,529                     9,205
 4/30/2009                11,526                    11,319
 5/31/2009                12,706                    12,515
 6/30/2009                12,768                    12,603
 7/31/2009                13,874                    13,763
 8/31/2009                14,957                    15,090
 9/30/2009                15,394                    15,438
10/31/2009                15,417                    15,460
11/30/2009                15,372                    15,299
12/31/2009                15,695                    15,677
 1/31/2010                15,542                    15,604
 2/28/2010                15,009                    14,905
 3/31/2010                16,268                    16,219
 4/30/2010                16,869                    16,866
 5/31/2010                14,963                    14,839
 6/30/2010                15,247                    14,903
 7/31/2010                17,306                    16,696
 8/31/2010                16,670                    16,242
 9/30/2010                18,452                    18,032
10/31/2010                19,416                    18,801
11/30/2010                18,463                    18,018
12/31/2010                20,352                    19,903
 1/31/2011                20,647                    20,095
 2/28/2011                21,271                    20,625
 3/31/2011                20,879                    20,269
 4/30/2011                22,728                    22,127
 5/31/2011                22,592                    21,847
 6/30/2011                21,872                    21,111
 7/31/2011                21,730                    21,053
 8/31/2011                19,563                    18,905
 9/30/2011                17,589                    16,912
10/31/2011                19,455                    18,760
11/30/2011                18,866                    18,032
12/31/2011                18,281                    17,430
 1/31/2012                19,898                    19,198
 2/29/2012                21,520                    20,981
 3/31/2012                21,991                    21,050
 4/30/2012                22,371                    21,408
 5/31/2012                19,853                    18,756
 6/30/2012                20,828                    19,649
 7/31/2012                21,180                    20,007
 8/31/2012                22,343                    21,066
 9/30/2012                23,494                    22,190
10/31/2012                24,010                    22,649
11/30/2012                24,163                    22,657
12/31/2012                25,496                    23,700
 1/31/2013                25,950                    24,323
 2/28/2013                26,188                    24,460
 3/31/2013                26,971                    25,119
 4/30/2013                27,657                    25,747
 5/31/2013                27,918                    26,095
 6/30/2013                27,306                    25,154
 7/31/2013                29,620                    27,249            Past performance is not predictive of
 8/31/2013                29,836                    27,622            future performance.
 9/30/2013                31,855                    29,695
10/31/2013                32,995                    30,741            The returns shown do not reflect the
                                                                      deduction of taxes that a shareholder
                                                                      would pay on fund distributions or the
         AVERAGE ANNUAL        ONE        FIVE        TEN             redemption of fund shares.
         TOTAL RETURN          YEAR       YEARS      YEARS
         -------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              37.42%      25.16%     12.68%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                 [CHART]

               The Continental Small    MSCI Europe ex UK Small
                  Company Series       Cap Index (net dividends)
               ---------------------   -------------------------
10/31/2003           $10,000                  $10,000
11/30/2003            10,524                   10,532
12/31/2003            11,180                   11,083
 1/31/2004            11,720                   11,641
 2/29/2004            12,113                   12,033
 3/31/2004            11,867                   11,618
 4/30/2004            11,725                   11,435
 5/31/2004            11,856                   11,471
 6/30/2004            12,213                   11,881
 7/31/2004            11,820                   11,403
 8/31/2004            11,893                   11,439
 9/30/2004            12,512                   12,077
10/31/2004            12,984                   12,589
11/30/2004            14,373                   13,986
12/31/2004            15,118                   14,686
 1/31/2005            15,333                   14,850
 2/28/2005            16,319                   15,891
 3/31/2005            15,873                   15,485
 4/30/2005            15,454                   15,029
 5/31/2005            15,496                   15,243
 6/30/2005            15,915                   15,731
 7/31/2005            16,906                   16,810
 8/31/2005            17,478                   17,288
 9/30/2005            17,923                   17,878
10/31/2005            17,037                   16,644
11/30/2005            17,100                   16,856
12/31/2005            17,986                   17,833
 1/31/2006            19,712                   19,823
 2/28/2006            20,283                   20,383
 3/31/2006            21,594                   21,700
 4/30/2006            23,083                   23,237
 5/31/2006            21,977                   22,043
 6/30/2006            21,568                   21,541
 7/31/2006            21,521                   21,305
 8/31/2006            22,092                   21,806
 9/30/2006            22,391                   22,035
10/31/2006            23,519                   23,213
11/30/2006            25,155                   24,837
12/31/2006            26,356                   26,009
 1/31/2007            27,577                   26,842
 2/28/2007            27,625                   26,957
 3/31/2007            29,240                   28,390
 4/30/2007            30,781                   30,108
 5/31/2007            31,379                   30,633
 6/30/2007            31,038                   30,340
 7/31/2007            30,870                   30,118
 8/31/2007            29,775                   28,755
 9/30/2007            30,440                   29,327
10/31/2007            31,909                   31,082
11/30/2007            29,554                   28,858
12/31/2007            28,988                   28,274
 1/31/2008            26,230                   24,869
 2/29/2008            27,357                   26,374
 3/31/2008            28,228                   26,910
 4/30/2008            28,568                   27,370
 5/31/2008            29,119                   27,796
 6/30/2008            26,665                   25,227
 7/31/2008            25,254                   23,795
 8/31/2008            24,567                   23,145
 9/30/2008            20,294                   18,353
10/31/2008            14,877                   13,189
11/30/2008            13,718                   12,096
12/31/2008            15,149                   13,213
 1/31/2009            13,429                   12,027
 2/28/2009            12,271                   10,968
 3/31/2009            13,162                   11,816
 4/30/2009            15,317                   14,275
 5/31/2009            17,535                   16,407
 6/30/2009            17,320                   16,196
 7/31/2009            18,700                   17,650
 8/31/2009            20,267                   19,462
 9/30/2009            22,003                   21,327
10/31/2009            21,390                   20,745
11/30/2009            22,040                   21,171
12/31/2009            21,972                   21,267
 1/31/2010            21,610                   20,983
 2/28/2010            21,154                   20,386
 3/31/2010            22,727                   22,039
 4/30/2010            22,512                   21,900
 5/31/2010            19,313                   18,512
 6/30/2010            19,192                   18,236
 7/31/2010            21,489                   20,420
 8/31/2010            20,509                   19,450
 9/30/2010            23,330                   22,451
10/31/2010            24,678                   23,891
11/30/2010            22,764                   22,081
12/31/2010            25,716                   25,173
 1/31/2011            26,450                   25,742
 2/28/2011            26,906                   26,179
 3/31/2011            27,813                   27,062
 4/30/2011            29,696                   28,952
 5/31/2011            28,694                   27,848
 6/30/2011            27,771                   26,949
 7/31/2011            26,203                   25,313
 8/31/2011            23,513                   22,669
 9/30/2011            19,974                   19,263
10/31/2011            22,024                   21,374
11/30/2011            20,572                   19,704
12/31/2011            19,764                   19,034
 1/31/2012            21,647                   20,922
 2/29/2012            23,036                   22,528
 3/31/2012            23,078                   22,345
 4/30/2012            22,543                   21,973
 5/31/2012            19,465                   18,960
 6/30/2012            20,320                   19,894
 7/31/2012            20,115                   19,823
 8/31/2012            21,033                   20,687
 9/30/2012            22,145                   21,801
10/31/2012            22,528                   22,177
11/30/2012            22,832                   22,516
12/31/2012            24,211                   23,731
 1/31/2013            26,046                   25,663
 2/28/2013            25,789                   25,584
 3/31/2013            25,212                   24,927
 4/30/2013            26,251                   25,895
 5/31/2013            26,738                   26,483
 6/30/2013            25,857                   25,304
 7/31/2013            28,112                   27,605               Past performance is not predictive of
 8/31/2013            28,149                   27,554               future performance.
 9/30/2013            30,614                   29,910
10/31/2013            32,365                   31,711               The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
         AVERAGE ANNUAL       ONE       FIVE        TEN             redemption of fund shares.
         TOTAL RETURN         YEAR      YEARS      YEARS
         -----------------------------------------------------      MSCI data copyright MSCI 2013, all
                             43.67%     16.82%     12.46%           rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
APRIL 2, 2007-OCTOBER 31, 2013

                                            [CHART]

                  The Canadian Small               MSCI Canada Small
                    Company Series            Cap Index (net dividends)
                -----------------------      --------------------------
  4/2/2007             $10,000                         $10,000
 4/30/2007              10,710                          10,487
 5/31/2007              11,420                          11,331
 6/30/2007              11,370                          11,306
 7/31/2007              11,300                          11,024
 8/31/2007              10,560                          10,340
 9/30/2007              11,730                          11,600
10/31/2007              13,000                          12,852
11/30/2007              11,020                          10,809
12/31/2007              11,430                          11,109
 1/31/2008              10,350                          10,107
 2/29/2008              11,160                          11,071
 3/31/2008              10,290                          10,199
 4/30/2008              10,540                          10,555
 5/31/2008              11,140                          11,104
 6/30/2008              10,620                          10,725
 7/31/2008               9,710                           9,775
 8/31/2008               9,310                           9,530
 9/30/2008               7,190                           7,506
10/31/2008               4,800                           5,011
11/30/2008               4,180                           4,560
12/31/2008               4,500                           4,785
 1/31/2009               4,530                           4,833
 2/28/2009               4,120                           4,454
 3/31/2009               4,380                           4,708
 4/30/2009               5,300                           5,466
 5/31/2009               6,340                           6,622
 6/30/2009               5,950                           6,220
 7/31/2009               6,700                           6,996
 8/31/2009               6,920                           7,260
 9/30/2009               7,910                           8,157
10/31/2009               7,760                           8,211
11/30/2009               8,420                           8,900
12/31/2009               8,960                           9,423
 1/31/2010               8,540                           9,031
 2/28/2010               9,050                           9,632
 3/31/2010               9,770                          10,454
 4/30/2010              10,120                          10,890
 5/31/2010               9,150                           9,929
 6/30/2010               8,730                           9,464
 7/31/2010               9,440                          10,234
 8/31/2010               9,330                          10,202
 9/30/2010              10,430                          11,319
10/31/2010              11,110                          12,004
11/30/2010              11,650                          12,509
12/31/2010              12,840                          13,660
 1/31/2011              12,780                          13,500
 2/28/2011              13,660                          14,392
 3/31/2011              13,680                          14,396
 4/30/2011              13,940                          14,833
 5/31/2011              13,360                          14,236
 6/30/2011              12,620                          13,510
 7/31/2011              12,810                          13,868
 8/31/2011              11,840                          13,043
 9/30/2011               9,600                          10,655
10/31/2011              11,140                          12,174
11/30/2011              10,750                          11,857
12/31/2011              10,580                          11,613
 1/31/2012              11,490                          12,564
 2/29/2012              11,930                          13,014
 3/31/2012              11,400                          12,326
 4/30/2012              11,140                          12,227
 5/31/2012               9,840                          10,801
 6/30/2012               9,860                          10,768
 7/31/2012              10,130                          11,140
 8/31/2012              10,560                          11,603
 9/30/2012              11,010                          12,189
10/31/2012              10,860                          11,971
11/30/2012              10,680                          11,703
12/31/2012              10,930                          11,894
 1/31/2013              11,250                          12,137
 2/28/2013              10,700                          11,549
 3/31/2013              11,010                          11,822
 4/30/2013              10,650                          11,555
 5/31/2013              10,480                          11,271
 6/30/2013              10,050                          10,576
 7/31/2013              10,790                          11,389             Past performance is not predictive of
 8/31/2013              10,690                          11,262             future performance.
 9/30/2013              11,170                          11,696
10/31/2013              11,480                          11,959             The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE           FROM               redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS       04/02/2007
         ------------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              5.71%      19.05%        2.12%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

               The Emerging Markets Series    MSCI Emerging Markets Index
                                                    (net dividends)
              -----------------------------   ---------------------------
10/31/2003              $10,000                        $10,000
11/30/2003                9,905                         10,122
12/31/2003               10,948                         10,855
 1/31/2004               11,159                         11,234
 2/29/2004               11,655                         11,749
 3/31/2004               11,735                         11,896
 4/30/2004               10,991                         10,922
 5/31/2004               10,867                         10,704
 6/30/2004               11,064                         10,749
 7/31/2004               11,057                         10,552
 8/31/2004               11,363                         10,990
 9/30/2004               12,004                         11,624
10/31/2004               12,340                         11,902
11/30/2004               13,418                         13,004
12/31/2004               14,293                         13,628
 1/31/2005               14,410                         13,663
 2/28/2005               15,481                         14,855
 3/31/2005               14,424                         13,873
 4/30/2005               14,082                         13,501
 5/31/2005               14,504                         13,971
 6/30/2005               14,942                         14,445
 7/31/2005               15,904                         15,455
 8/31/2005               16,006                         15,587
 9/30/2005               17,281                         17,039
10/31/2005               16,421                         15,925
11/30/2005               17,609                         17,243
12/31/2005               18,630                         18,262
 1/31/2006               20,415                         20,301
 2/28/2006               20,357                         20,277
 3/31/2006               20,634                         20,456
 4/30/2006               21,873                         21,913
 5/31/2006               19,351                         19,617
 6/30/2006               19,329                         19,569
 7/31/2006               19,687                         19,849
 8/31/2006               20,306                         20,355
 9/30/2006               20,590                         20,524
10/31/2006               21,822                         21,499
11/30/2006               23,222                         23,097
12/31/2006               24,162                         24,137
 1/31/2007               24,519                         23,877
 2/28/2007               24,147                         23,735
 3/31/2007               25,248                         24,680
 4/30/2007               26,866                         25,823
 5/31/2007               28,666                         27,102
 6/30/2007               29,140                         28,372
 7/31/2007               29,847                         29,869
 8/31/2007               29,337                         29,235
 9/30/2007               31,924                         32,463
10/31/2007               35,430                         36,084
11/30/2007               33,120                         33,526
12/31/2007               33,003                         33,643
 1/31/2008               30,131                         29,445
 2/29/2008               31,093                         31,618
 3/31/2008               30,131                         29,945
 4/30/2008               32,289                         32,375
 5/31/2008               32,478                         32,976
 6/30/2008               29,147                         29,687
 7/31/2008               28,768                         28,567
 8/31/2008               27,063                         26,285
 9/30/2008               23,302                         21,685
10/31/2008               17,165                         15,750
11/30/2008               15,612                         14,565
12/31/2008               16,837                         15,701
 1/31/2009               15,547                         14,687
 2/28/2009               14,541                         13,858
 3/31/2009               16,640                         15,850
 4/30/2009               19,111                         18,487
 5/31/2009               22,369                         21,646
 6/30/2009               22,179                         21,355
 7/31/2009               24,723                         23,756
 8/31/2009               24,810                         23,671
 9/30/2009               27,004                         25,820
10/31/2009               26,443                         25,852
11/30/2009               28,025                         26,962
12/31/2009               29,038                         28,027
 1/31/2010               27,456                         26,464
 2/28/2010               27,792                         26,557
 3/31/2010               30,124                         28,701
 4/30/2010               30,306                         29,049
 5/31/2010               27,493                         26,494
 6/30/2010               27,536                         26,299
 7/31/2010               29,964                         28,489
 8/31/2010               29,271                         27,936
 9/30/2010               32,602                         31,040
10/31/2010               33,593                         31,941
11/30/2010               32,843                         31,098
12/31/2010               35,517                         33,317
 1/31/2011               34,599                         32,413
 2/28/2011               34,359                         32,111
 3/31/2011               36,276                         33,999
 4/30/2011               37,544                         35,054
 5/31/2011               36,509                         34,134
 6/30/2011               36,079                         33,609
 7/31/2011               35,802                         33,460
 8/31/2011               32,908                         30,470
 9/30/2011               27,930                         26,027
10/31/2011               31,429                         29,475
11/30/2011               30,343                         27,511
12/31/2011               29,461                         27,179
 1/31/2012               32,617                         30,262
 2/29/2012               34,388                         32,074
 3/31/2012               33,499                         31,004
 4/30/2012               32,901                         30,633
 5/31/2012               29,359                         27,198
 6/30/2012               30,816                         28,248
 7/31/2012               31,064                         28,799
 8/31/2012               31,276                         28,703
 9/30/2012               33,025                         30,435
10/31/2012               32,857                         30,250
11/30/2012               33,287                         30,634
12/31/2012               35,241                         32,132
 1/31/2013               35,423                         32,575
 2/28/2013               35,015                         32,166
 3/31/2013               34,519                         31,612
 4/30/2013               34,913                         31,850
 5/31/2013               33,783                         31,033
 6/30/2013               31,662                         29,057               Past performance is not predictive of
 7/31/2013               32,128                         29,361               future performance.
 8/31/2013               31,378                         28,856
 9/30/2013               33,615                         30,733               The returns shown do not reflect the
10/31/2013               35,153                         32,226               deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        YEARS
          ------------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                6.99%       15.42%       13.40%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                            [CHART]

                The Emerging Markets               MSCI Emerging
                  Small Cap Series        Markets Index (net dividends)
               ---------------------    ---------------------------------
10/31/2003            $10,000                      $10,000
11/30/2003             10,203                       10,122
12/31/2003             11,223                       10,855
 1/31/2004             11,560                       11,234
 2/29/2004             12,048                       11,749
 3/31/2004             12,251                       11,896
 4/30/2004             11,575                       10,922
 5/31/2004             11,095                       10,704
 6/30/2004             11,185                       10,749
 7/31/2004             11,268                       10,552
 8/31/2004             11,643                       10,990
 9/30/2004             12,288                       11,624
10/31/2004             12,603                       11,902
11/30/2004             13,796                       13,004
12/31/2004             14,531                       13,628
 1/31/2005             14,944                       13,663
 2/28/2005             15,889                       14,855
 3/31/2005             14,801                       13,873
 4/30/2005             14,261                       13,501
 5/31/2005             14,539                       13,971
 6/30/2005             14,906                       14,445
 7/31/2005             15,739                       15,455
 8/31/2005             15,844                       15,587
 9/30/2005             16,894                       17,039
10/31/2005             16,077                       15,925
11/30/2005             17,224                       17,243
12/31/2005             18,357                       18,262
 1/31/2006             20,143                       20,301
 2/28/2006             20,368                       20,277
 3/31/2006             20,735                       20,456
 4/30/2006             22,438                       21,913
 5/31/2006             20,083                       19,617
 6/30/2006             19,205                       19,569
 7/31/2006             19,647                       19,849
 8/31/2006             20,338                       20,355
 9/30/2006             20,915                       20,524
10/31/2006             22,498                       21,499
11/30/2006             24,209                       23,097
12/31/2006             25,326                       24,137
 1/31/2007             25,829                       23,877
 2/28/2007             26,047                       23,735
 3/31/2007             27,224                       24,680
 4/30/2007             29,310                       25,823
 5/31/2007             31,650                       27,102
 6/30/2007             32,603                       28,372
 7/31/2007             34,201                       29,869
 8/31/2007             32,791                       29,235
 9/30/2007             35,049                       32,463
10/31/2007             37,704                       36,084
11/30/2007             34,696                       33,526
12/31/2007             35,101                       33,643
 1/31/2008             30,893                       29,445
 2/29/2008             31,785                       31,618
 3/31/2008             30,308                       29,945
 4/30/2008             32,153                       32,375
 5/31/2008             31,973                       32,976
 6/30/2008             28,290                       29,687
 7/31/2008             27,862                       28,567
 8/31/2008             26,182                       26,285
 9/30/2008             21,470                       21,685
10/31/2008             14,966                       15,750
11/30/2008             14,059                       14,565
12/31/2008             16,054                       15,701
 1/31/2009             14,831                       14,687
 2/28/2009             13,923                       13,858
 3/31/2009             15,844                       15,850
 4/30/2009             19,055                       18,487
 5/31/2009             23,383                       21,646
 6/30/2009             23,271                       21,355
 7/31/2009             26,249                       23,756
 8/31/2009             26,564                       23,671
 9/30/2009             28,785                       25,820
10/31/2009             28,762                       25,852
11/30/2009             30,473                       26,962
12/31/2009             32,153                       28,027
 1/31/2010             30,743                       26,464
 2/28/2010             31,275                       26,557
 3/31/2010             33,953                       28,701
 4/30/2010             34,516                       29,049
 5/31/2010             31,058                       26,494
 6/30/2010             31,890                       26,299
 7/31/2010             34,831                       28,489
 8/31/2010             35,004                       27,936
 9/30/2010             39,265                       31,040
10/31/2010             40,833                       31,941
11/30/2010             39,745                       31,098
12/31/2010             42,033                       33,317
 1/31/2011             40,270                       32,413
 2/28/2011             39,100                       32,111
 3/31/2011             41,283                       33,999
 4/30/2011             43,466                       35,054
 5/31/2011             42,498                       34,134
 6/30/2011             42,491                       33,609
 7/31/2011             42,978                       33,460
 8/31/2011             38,912                       30,470
 9/30/2011             32,003                       26,027
10/31/2011             35,551                       29,475
11/30/2011             33,833                       27,511
12/31/2011             32,933                       27,179
 1/31/2012             36,662                       30,262
 2/29/2012             39,670                       32,074
 3/31/2012             38,665                       31,004
 4/30/2012             37,742                       30,633
 5/31/2012             34,306                       27,198
 6/30/2012             35,619                       28,248
 7/31/2012             35,199                       28,799
 8/31/2012             36,122                       28,703
 9/30/2012             38,237                       30,435
10/31/2012             38,110                       30,250
11/30/2012             38,785                       30,634
12/31/2012             41,185                       32,132
 1/31/2013             41,958                       32,575
 2/28/2013             42,401                       32,166
 3/31/2013             42,221                       31,612
 4/30/2013             43,083                       31,850
 5/31/2013             42,491                       31,033
 6/30/2013             38,815                       29,057
 7/31/2013             39,010                       29,361
 8/31/2013             37,397                       28,856                   Past performance is not predictive of
 9/30/2013             40,143                       30,733                   future performance.
10/31/2013             41,695                       32,226
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        YEARS
          ------------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                9.41%       22.74%       15.35%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index /SM/........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 220 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 35.68% for the Series and 28.29% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to deeper value stocks, measured by book-to-market ratios. These stocks generally outperformed relative to the Index, and the Series' higher weight contributed to the Series' outperformance relative to the Index. The Series' exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to the Series' outperformance relative to the Index as both sectors underperformed the overall Index during the period.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity market with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                U.S. DOLLAR RETURN
             -                                  ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 MONTHS ENDED OCTOBER 31, 2013
                              --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................        20.70%               20.37%
                  Japan.............................        64.48%               34.00%
                  Canada............................        10.59%                5.99%
                  France............................        27.55%               33.82%
                  Australia.........................        26.44%               15.47%
                  Switzerland.......................        27.49%               31.10%
                  Germany...........................        24.72%               30.85%
                  Spain.............................        30.69%               37.11%
                  Sweden............................        24.39%               27.55%
                  Hong Kong.........................        14.30%               14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in U.S. dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large caps while growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                  U.S. DOLLAR RETURN
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.

                         12 MONTHS ENDED OCTOBER 31, 2013
                          --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
------------------------------------------  --------------------- ------------------
              China........................         9.32%                9.28%
              South Korea..................         9.57%               12.65%
              Brazil.......................         7.85%               -1.52%
              Taiwan.......................        18.76%               18.08%
              South Africa.................        20.85%                5.07%
              India........................        14.98%                0.65%
              Russia.......................        12.94%               10.89%
              Mexico.......................         1.41%                2.11%
              Malaysia.....................        13.25%                9.32%
              Indonesia....................         1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series seeks to capture the returns of international large company value stocks. Value stocks are typically characterized by low relative price, as measured by their book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ending October 31, 2013, total returns were 28.18% for the Series and 24.65% for the MSCI World ex USA Index (net dividends). The Series focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Series' significantly greater exposure than the Index to these securities contributed to the Series' outperformance relative to the Index. In particular, the Series' greater exposure to value stocks in the financial sector was beneficial as these names outperformed. The Series' exclusion of real estate investment trusts ("REITs") also benefited the Series' relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Series and the Index generally detracted from relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series seeks to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 1,400 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 30.62% for the Series and 30.99% for the MSCI Japan Small Cap Index (net dividends). The Series' lesser exposure than the Index to GungHo Online Entertainment, Inc., an online gaming company that significantly outperformed, was primarily responsible for the Series' relative underperformance. To a lesser extent, the Series' exclusion of real estate investment trusts ("REITs") contributed positively to the Series' relative performance as REITs underperformed during the period.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 940 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 10.97% for the Series and 6.83% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Series' greater weight in the consumer discretionary sector and lesser weight in the materials sector contributed to the Series' outperformance relative to the Index as consumer discretionary outperformed and materials underperformed. The Series' exclusion of real estate investment trusts ("REITs") also had a small positive impact on the Series' relative performance as REITs underperformed during the period.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series seeks to capture the returns of U.K. small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 350 securities. In general, cash exposure was low throughout the year, with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 37.42% for the Series and 35.72% for the MSCI UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Series had a lesser allocation to the energy sector, which contributed to the Series' outperformance relative to the Index as energy significantly underperformed. The Series' exclusion of real estate investment trusts ("REITs") also contributed to the Series' outperformance relative to the Index as REITs underperformed during the period. To a lesser extent, differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series seeks to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 1,200 securities in 14 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 43.67% for the Series and 42.99% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. The Series' exclusion of real estate investment trusts ("REITs") contributed to the Series' outperformance relative to the Index, as REITs underperformed during the period. To a lesser extent, differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series seeks to capture the returns of Canadian small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 390 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 5.71% for the Series and -0.09% for the MSCI Canada Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Canadian equity market. The Series' holdings in the materials sector significantly outperformed those of the Index and contributed to the Series' outperformance relative to the Index. The Series' exclusion of real estate investment trusts ("REITs") also contributed to the Series' outperformance relative to the Index as REITs underperformed during the period.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series seeks to capture the returns of large cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 1,000 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 6.99% for the Series and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in country weights between the Series and the Index contributed to relative performance differences. In addition, differences in holdings within the financial sector contributed to the Series' relative outperformance.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series seeks to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 3,100 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 9.41% for the Series and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was principally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Series focuses on small cap stocks while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large caps over the period. The Series' significantly greater exposure to small cap stocks was primarily responsible for the Series' outperformance relative to the Index.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                          SIX MONTHS ENDED OCTOBER 31, 2013
     EXPENSE TABLES
                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/13  10/31/13    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     THE U.S. LARGE CAP VALUE SERIES
     -
     Actual Fund Return............ $1,000.00 $1,145.10    0.11%    $0.59
     Hypothetical 5% Annual Return. $1,000.00 $1,024.65    0.11%    $0.56

     THE DFA INTERNATIONAL VALUE SERIES
     -
     Actual Fund Return............ $1,000.00 $1,125.00    0.22%    $1.18
     Hypothetical 5% Annual Return. $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/13  10/31/13    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,035.70    0.13%    $0.67
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,002.60    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,193.00    0.12%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $1,232.90    0.13%    $0.73
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,077.90    0.11%    $0.58
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%    $0.56

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $1,006.90    0.14%    $0.71
Hypothetical 5% Annual Return........... $1,000.00 $1,024.50    0.14%    $0.71

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $  967.80    0.25%    $1.24
Hypothetical 5% Annual Return........... $1,000.00 $1,023.95    0.25%    $1.28

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES
              Consumer Discretionary.......................  12.6%
              Consumer Staples.............................   7.5%
              Energy.......................................  20.7%
              Financials...................................  24.9%
              Health Care..................................   8.0%
              Industrials..................................  12.2%
              Information Technology.......................   5.9%
              Materials....................................   3.3%
              Telecommunication Services...................   4.6%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES
              Consumer Discretionary.......................   9.4%
              Consumer Staples.............................   4.9%
              Energy.......................................  12.7%
              Financials...................................  36.7%
              Health Care..................................   1.3%
              Industrials..................................  10.4%
              Information Technology.......................   3.7%
              Materials....................................  10.9%
              Other........................................    --
              Telecommunication Services...................   7.1%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                       THE JAPANESE SMALL COMPANY SERIES
              Consumer Discretionary.......................  21.4%
              Consumer Staples.............................   9.3%
              Energy.......................................   0.9%
              Financials...................................  11.0%
              Health Care..................................   4.7%
              Industrials..................................  29.9%
              Information Technology.......................  10.4%
              Materials....................................  11.9%
              Telecommunication Services...................    --
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     THE ASIA PACIFIC SMALL COMPANY SERIES
              Consumer Discretionary.......................  29.3%
              Consumer Staples.............................   4.2%
              Energy.......................................   6.4%
              Financials...................................  13.5%
              Health Care..................................   5.0%
              Industrials..................................  20.2%
              Information Technology.......................   4.8%
              Materials....................................  10.7%
              Other........................................    --
              Telecommunication Services...................   3.5%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                    THE UNITED KINGDOM SMALL COMPANY SERIES
              Consumer Discretionary.......................  26.9%
              Consumer Staples.............................   3.8%
              Energy.......................................   5.4%
              Financials...................................  14.4%
              Health Care..................................   2.6%
              Industrials..................................  26.7%
              Information Technology.......................   7.8%
              Materials....................................   7.6%
              Telecommunication Services...................   2.4%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                     THE CONTINENTAL SMALL COMPANY SERIES
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   5.7%
              Energy.......................................   4.4%
              Financials...................................  18.6%
              Health Care..................................   9.2%
              Industrials..................................  24.4%
              Information Technology.......................  10.0%
              Materials....................................   8.0%
              Other........................................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                       THE CANADIAN SMALL COMPANY SERIES
              Consumer Discretionary.......................  10.2%
              Consumer Staples.............................   4.3%
              Energy.......................................  26.9%
              Financials...................................   8.1%
              Health Care..................................   2.0%
              Industrials..................................  14.6%
              Information Technology.......................   5.8%
              Materials....................................  22.5%
              Telecommunication Services...................   0.4%
              Utilities....................................   5.2%
                                                            -----
                                                            100.0%

                          THE EMERGING MARKETS SERIES
              Consumer Discretionary.......................   9.0%
              Consumer Staples.............................   8.6%
              Energy.......................................  12.0%
              Financials...................................  25.9%
              Health Care..................................   1.5%
              Industrials..................................   7.3%
              Information Technology.......................  15.2%
              Materials....................................  10.4%
              Other........................................    --
              Telecommunication Services...................   6.9%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                     THE EMERGING MARKETS SMALL CAP SERIES
              Consumer Discretionary.......................  18.1%
              Consumer Staples.............................   8.9%
              Energy.......................................   2.3%
              Financials...................................  16.5%
              Health Care..................................   6.3%
              Industrials..................................  17.8%
              Information Technology.......................  13.1%
              Materials....................................  12.6%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.7%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                      PERCENTAGE
                                            SHARES       VALUE+     OF NET ASSETS**
                                            ------       ------     ---------------
COMMON STOCKS -- (95.9%)
Consumer Discretionary -- (12.1%)
    Comcast Corp. Class A................ 10,008,890 $  476,222,986            3.2%
    Comcast Corp. Special Class A........  3,819,364    176,836,553            1.2%
*   General Motors Co....................  3,555,515    131,376,279            0.9%
    Time Warner Cable, Inc...............  1,876,119    225,415,698            1.5%
    Time Warner, Inc.....................  4,974,348    341,936,681            2.3%
    Other Securities.....................               515,830,578            3.5%
                                                     --------------           -----
Total Consumer Discretionary.............             1,867,618,775           12.6%
                                                     --------------           -----
Consumer Staples -- (7.2%)
    Archer-Daniels-Midland Co............  3,189,248    130,440,243            0.9%
    CVS Caremark Corp....................  7,147,441    444,999,677            3.0%
    Mondelez International, Inc. Class A.  9,025,752    303,626,297            2.0%
    Other Securities.....................               227,833,106            1.5%
                                                     --------------           -----
Total Consumer Staples...................             1,106,899,323            7.4%
                                                     --------------           -----
Energy -- (19.9%)
    Anadarko Petroleum Corp..............  2,511,077    239,280,527            1.6%
    Apache Corp..........................  1,526,796    135,579,485            0.9%
    Baker Hughes, Inc....................  1,673,042     97,187,010            0.6%
    Chevron Corp.........................  4,348,879    521,691,525            3.5%
    ConocoPhillips.......................  6,993,622    512,632,493            3.4%
    Devon Energy Corp....................  1,479,247     93,517,995            0.6%
    Hess Corp............................  1,606,476    130,445,851            0.9%
    Marathon Oil Corp....................  3,640,872    128,377,147            0.9%
    Marathon Petroleum Corp..............  1,791,952    128,411,280            0.9%
    National Oilwell Varco, Inc..........  1,816,355    147,451,699            1.0%
    Occidental Petroleum Corp............  1,521,584    146,193,791            1.0%
    Phillips 66..........................  2,926,797    188,573,531            1.3%
    Valero Energy Corp...................  2,806,975    115,563,161            0.8%
    Other Securities.....................               484,245,131            3.3%
                                                     --------------           -----
Total Energy.............................             3,069,150,626           20.7%
                                                     --------------           -----
Financials -- (23.9%)
    American International Group, Inc....  8,251,823    426,206,658            2.9%
    Bank of America Corp................. 39,239,978    547,790,093            3.7%
    Bank of New York Mellon Corp. (The)..  3,633,937    115,559,197            0.8%
    Capital One Financial Corp...........  1,875,702    128,804,456            0.9%
    Citigroup, Inc....................... 10,998,186    536,491,513            3.6%
    CME Group, Inc.......................  1,618,207    120,087,142            0.8%
    JPMorgan Chase & Co..................  5,379,341    277,251,235            1.9%
    Loews Corp...........................  2,050,343     99,052,070            0.7%
    MetLife, Inc.........................  5,110,004    241,754,289            1.6%
    Morgan Stanley.......................  7,883,626    226,496,575            1.5%
    Prudential Financial, Inc............  2,327,738    189,454,596            1.3%
    Other Securities.....................               785,679,755            5.2%
                                                     --------------           -----
Total Financials.........................             3,694,627,579           24.9%
                                                     --------------           -----
Health Care -- (7.7%)
    Aetna, Inc...........................  2,027,401    127,118,043            0.9%
*   Express Scripts Holding Co...........  2,283,090    142,738,787            1.0%
    Pfizer, Inc..........................  7,744,869    237,612,581            1.6%
    Thermo Fisher Scientific, Inc........  1,932,026    188,913,502            1.3%
    WellPoint, Inc.......................  1,824,634    154,728,963            1.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                            SHARES        VALUE+      OF NET ASSETS**
                                                            ------        ------      ---------------
Health Care -- (Continued)
      Other Securities...................................             $   330,262,151            2.1%
                                                                      ---------------          ------
Total Health Care........................................               1,181,374,027            8.0%
                                                                      ---------------          ------
Industrials -- (11.7%)
      CSX Corp...........................................   5,687,103     148,205,904            1.0%
      Eaton Corp. P.L.C..................................   1,993,999     140,696,569            1.0%
      FedEx Corp.........................................     759,707      99,521,617            0.7%
      General Electric Co................................  17,056,602     445,859,576            3.0%
      Norfolk Southern Corp..............................   1,681,939     144,680,393            1.0%
      Northrop Grumman Corp..............................   1,364,645     146,712,984            1.0%
      Union Pacific Corp.................................   1,891,022     286,300,731            1.9%
      Other Securities...................................                 389,576,498            2.5%
                                                                      ---------------          ------
Total Industrials........................................               1,801,554,272           12.1%
                                                                      ---------------          ------
Information Technology -- (5.6%)
      Corning, Inc.......................................   5,599,861      95,701,624            0.7%
      Hewlett-Packard Co.................................   9,295,748     226,537,379            1.5%
*     Yahoo!, Inc........................................   3,936,872     129,641,195            0.9%
      Other Securities...................................                 418,199,608            2.8%
                                                                      ---------------          ------
Total Information Technology.............................                 870,079,806            5.9%
                                                                      ---------------          ------
Materials -- (3.1%)
      Freeport-McMoRan Copper & Gold, Inc................   3,340,516     122,797,368            0.8%
      International Paper Co.............................   2,043,676      91,168,386            0.6%
      Other Securities...................................                 270,895,902            1.9%
                                                                      ---------------          ------
Total Materials..........................................                 484,861,656            3.3%
                                                                      ---------------          ------
Telecommunication Services -- (4.4%)
      AT&T, Inc..........................................  14,518,387     525,565,609            3.5%
      Other Securities...................................                 152,680,539            1.1%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 678,246,148            4.6%
                                                                      ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                  47,551,285            0.3%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              14,801,963,497           99.8%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.073%. 110,063,812     110,063,812            0.7%
                                                                      ---------------          ------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                          -----------
                                                             (000)
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund.....................  45,096,723     521,769,090            3.5%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,087,346,593)...............................               $15,433,796,399          104.0%
                                                                      ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,867,618,775           --   --    $ 1,867,618,775
  Consumer Staples............   1,106,899,323           --   --      1,106,899,323
  Energy......................   3,069,150,626           --   --      3,069,150,626
  Financials..................   3,694,627,579           --   --      3,694,627,579
  Health Care.................   1,181,374,027           --   --      1,181,374,027
  Industrials.................   1,801,554,272           --   --      1,801,554,272
  Information Technology......     870,079,806           --   --        870,079,806
  Materials...................     484,861,656           --   --        484,861,656
  Telecommunication Services..     678,246,148           --   --        678,246,148
  Utilities...................      47,551,285           --   --         47,551,285
Temporary Cash Investments....     110,063,812           --   --        110,063,812
Securities Lending Collateral.              -- $521,769,090   --        521,769,090
                               --------------- ------------   --    ---------------
TOTAL......................... $14,912,027,309 $521,769,090   --    $15,433,796,399
                               =============== ============   ==    ===============


                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                         ------     -------    ---------------
 COMMON STOCKS -- (92.1%)
 AUSTRALIA -- (4.6%)
     Suncorp Group, Ltd................ 3,736,013 $ 47,108,867            0.5%
     Wesfarmers, Ltd................... 2,755,622  111,820,231            1.3%
     Other Securities..................            279,564,385            3.2%
                                                  ------------           -----
 TOTAL AUSTRALIA.......................            438,493,483            5.0%
                                                  ------------           -----

 AUSTRIA -- (0.2%)
     Other Securities..................             16,529,353            0.2%
                                                  ------------           -----

 BELGIUM -- (1.2%)
     Other Securities..................            112,978,600            1.3%
                                                  ------------           -----

 CANADA -- (8.8%)
 #   Canadian Natural Resources, Ltd... 1,849,320   58,690,835            0.7%
 #   Magna International, Inc..........   583,936   49,458,004            0.6%
 #   Manulife Financial Corp........... 4,587,163   81,259,196            0.9%
 #   Sun Life Financial, Inc........... 1,446,869   48,735,471            0.6%
     Suncor Energy, Inc................ 3,750,370  136,288,802            1.6%
 #   Thomson Reuters Corp.............. 1,557,384   58,522,328            0.7%
     Other Securities..................            400,896,217            4.4%
                                                  ------------           -----
 TOTAL CANADA..........................            833,850,853            9.5%
                                                  ------------           -----

 DENMARK -- (1.5%)
     Other Securities..................            137,640,320            1.6%
                                                  ------------           -----

 FINLAND -- (0.9%)
     Other Securities..................             82,560,530            0.9%
                                                  ------------           -----

 FRANCE -- (9.7%)
     AXA SA............................ 4,004,754   99,780,178            1.1%
     BNP Paribas SA.................... 1,975,744  145,756,834            1.7%
     Cie de St-Gobain.................. 1,078,023   56,585,484            0.7%
     GDF Suez.......................... 3,247,971   80,496,939            0.9%
     Orange............................ 3,875,091   53,267,297            0.6%
     Societe Generale SA............... 1,823,515  103,009,458            1.2%
     Vivendi SA........................ 3,686,124   93,331,608            1.1%
     Other Securities..................            290,292,116            3.2%
                                                  ------------           -----
 TOTAL FRANCE..........................            922,519,914           10.5%
                                                  ------------           -----

 GERMANY -- (8.4%)
     Allianz SE........................   518,031   86,978,602            1.0%
     Allianz SE ADR.................... 2,811,910   47,324,445            0.5%
     Bayerische Motoren Werke AG.......   663,299   75,071,136            0.9%
     Daimler AG........................ 2,088,586  171,002,503            1.9%
     Deutsche Bank AG.................. 1,538,807   74,369,159            0.8%
 #   Deutsche Telekom AG Sponsored ADR. 3,074,385   48,544,539            0.6%
     E.ON SE........................... 3,638,090   66,316,888            0.8%
     Muenchener Rueckversicherungs AG..   395,244   82,460,652            0.9%
     Other Securities..................            143,842,565            1.6%
                                                  ------------           -----
 TOTAL GERMANY.........................            795,910,489            9.0%
                                                  ------------           -----

 GREECE -- (0.0%)
     Other Securities..................              4,734,900            0.1%
                                                  ------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                               ------      -------     ---------------
HONG KONG -- (2.1%)
    Hutchison Whampoa, Ltd..................  5,818,000 $   72,458,624            0.8%
    Other Securities........................               125,762,689            1.4%
                                                        --------------           -----
TOTAL HONG KONG.............................               198,221,313            2.2%
                                                        --------------           -----

IRELAND -- (0.1%)
    Other Securities........................                13,557,887            0.1%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                28,069,013            0.3%
                                                        --------------           -----

ITALY -- (1.5%)
    UniCredit SpA...........................  8,189,815     61,477,549            0.7%
    Other Securities........................                78,424,839            0.9%
                                                        --------------           -----
TOTAL ITALY.................................               139,902,388            1.6%
                                                        --------------           -----

JAPAN -- (17.7%)
    Mitsubishi Corp.........................  3,482,500     70,454,645            0.8%
    Mitsubishi UFJ Financial Group, Inc..... 24,653,206    156,998,104            1.8%
    Mitsui & Co., Ltd.......................  4,220,700     60,296,595            0.7%
    Nippon Steel & Sumitomo Metal Corp...... 18,537,940     61,185,438            0.7%
    NTT DOCOMO, Inc.........................  3,091,700     49,049,894            0.6%
    Other Securities........................             1,282,749,967           14.5%
                                                        --------------           -----
TOTAL JAPAN.................................             1,680,734,643           19.1%
                                                        --------------           -----

NETHERLANDS -- (3.1%)
*   ING Groep NV............................  6,479,202     82,335,806            0.9%
    Other Securities........................               207,395,423            2.4%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               289,731,229            3.3%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,293,702            0.1%
                                                        --------------           -----

NORWAY -- (0.7%)
    Other Securities........................                67,730,341            0.8%
                                                        --------------           -----

PORTUGAL -- (0.1%)
    Other Securities........................                 6,386,228            0.1%
                                                        --------------           -----

SINGAPORE -- (1.2%)
    Other Securities........................               109,323,500            1.2%
                                                        --------------           -----

SPAIN -- (2.3%)
    Banco Santander SA......................  8,832,930     78,306,244            0.9%
    Iberdrola SA............................  7,444,256     46,726,442            0.5%
    Other Securities........................                94,892,837            1.1%
                                                        --------------           -----
TOTAL SPAIN.................................               219,925,523            2.5%
                                                        --------------           -----

SWEDEN -- (2.8%)
    Nordea Bank AB..........................  5,366,449     68,644,974            0.8%
    Telefonaktiebolaget LM Ericsson Class B.  4,713,081     56,374,169            0.7%
    Other Securities........................               138,816,259            1.5%
                                                        --------------           -----
TOTAL SWEDEN................................               263,835,402            3.0%
                                                        --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                     SHARES       VALUE++     OF NET ASSETS**
                                                                     ------       -------     ---------------
SWITZERLAND -- (6.9%)
      Credit Suisse Group AG......................................   1,928,358 $   59,987,253            0.7%
      Holcim, Ltd.................................................     887,877     66,039,798            0.8%
      Swiss Re AG.................................................   1,117,582     98,104,262            1.1%
      UBS AG......................................................   6,496,062    125,640,734            1.4%
      Zurich Insurance Group AG...................................     269,917     74,584,331            0.9%
      Other Securities............................................                232,054,236            2.6%
                                                                               --------------          ------
TOTAL SWITZERLAND.................................................                656,410,614            7.5%
                                                                               --------------          ------

UNITED KINGDOM -- (17.9%)
      Barclays P.L.C..............................................  14,540,536     61,178,709            0.7%
#     Barclays P.L.C. Sponsored ADR...............................   5,739,573     96,482,222            1.1%
      BP P.L.C. Sponsored ADR.....................................   5,793,659    269,405,143            3.1%
      Glencore Xstrata P.L.C......................................  15,896,454     86,511,958            1.0%
#     HSBC Holdings P.L.C. Sponsored ADR..........................   1,694,884     93,286,415            1.1%
      Kingfisher P.L.C............................................   8,609,963     52,085,475            0.6%
*     Lloyds Banking Group P.L.C..................................  82,680,839    102,259,365            1.2%
#     Royal Dutch Shell P.L.C. ADR................................   3,323,210    231,029,559            2.6%
      Vodafone Group P.L.C........................................  34,976,333    128,109,810            1.5%
      Vodafone Group P.L.C. Sponsored ADR.........................   3,949,158    145,407,998            1.6%
      Other Securities............................................                428,839,157            4.8%
                                                                               --------------          ------
TOTAL UNITED KINGDOM..............................................              1,694,595,811           19.3%
                                                                               --------------          ------
TOTAL COMMON STOCKS...............................................              8,719,936,036           99.2%
                                                                               --------------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities............................................                 23,753,308            0.3%
                                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities............................................                         --            0.0%
                                                                               --------------          ------

SPAIN -- (0.0%)
      Other Securities............................................                  1,906,872            0.0%
                                                                               --------------          ------
TOTAL RIGHTS/WARRANTS.............................................                  1,906,872            0.0%
                                                                               --------------          ------
                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT       VALUE+
                                                                     -------      ------             -
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@  DFA Short Term Investment Fund..............................  62,748,487    726,000,000            8.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $796,375 FNMA, rates ranging
       from 2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $720,177) to be repurchased at
       $706,058................................................... $       706        706,056            0.0%
                                                                               --------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................                726,706,056            8.2%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,742,743,361).........................................               $9,472,302,272          107.7%
                                                                               ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $    1,841,161 $  436,652,322   --    $  438,493,483
  Austria.....................             --     16,529,353   --        16,529,353
  Belgium.....................      3,382,426    109,596,174   --       112,978,600
  Canada......................    833,850,853             --   --       833,850,853
  Denmark.....................             --    137,640,320   --       137,640,320
  Finland.....................      1,950,990     80,609,540   --        82,560,530
  France......................      6,675,118    915,844,796   --       922,519,914
  Germany.....................    120,607,084    675,303,405   --       795,910,489
  Greece......................             --      4,734,900   --         4,734,900
  Hong Kong...................             --    198,221,313   --       198,221,313
  Ireland.....................      5,268,488      8,289,399   --        13,557,887
  Israel......................             --     28,069,013   --        28,069,013
  Italy.......................     18,295,120    121,607,268   --       139,902,388
  Japan.......................     67,433,792  1,613,300,851   --     1,680,734,643
  Netherlands.................     16,499,964    273,231,265   --       289,731,229
  New Zealand.................             --      6,293,702   --         6,293,702
  Norway......................        265,956     67,464,385   --        67,730,341
  Portugal....................             --      6,386,228   --         6,386,228
  Singapore...................             --    109,323,500   --       109,323,500
  Spain.......................     13,099,036    206,826,487   --       219,925,523
  Sweden......................     11,416,422    252,418,980   --       263,835,402
  Switzerland.................     90,293,410    566,117,204   --       656,410,614
  United Kingdom..............    926,568,412    768,027,399   --     1,694,595,811
Preferred Stocks
  Germany.....................             --     23,753,308   --        23,753,308
Rights/Warrants
  Hong Kong...................             --             --   --                --
  Spain.......................             --      1,906,872   --         1,906,872
Securities Lending Collateral.             --    726,706,056   --       726,706,056
                               -------------- --------------   --    --------------
TOTAL......................... $2,117,448,232 $7,354,854,040   --    $9,472,302,272
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
COMMON STOCKS -- (88.3%)
Consumer Discretionary -- (18.9%)
    Accordia Golf Co., Ltd......................   575,900 $  6,320,624            0.3%
    Aoyama Trading Co., Ltd.....................   315,900    8,054,712            0.4%
#*  Arnest One Corp.............................   238,800    6,557,104            0.3%
*   Haseko Corp................................. 1,339,000    9,924,834            0.4%
#   Nifco, Inc..................................   277,500    7,395,022            0.3%
    Resorttrust, Inc............................   200,608    7,641,738            0.3%
    Shimachu Co., Ltd...........................   273,900    6,651,367            0.3%
    Tokyo Dome Corp.............................   984,200    6,768,438            0.3%
    Toyo Tire & Rubber Co., Ltd................. 1,080,000    6,310,337            0.3%
    Other Securities............................            419,039,070           18.3%
                                                           ------------           -----
Total Consumer Discretionary....................            484,663,246           21.2%
                                                           ------------           -----
Consumer Staples -- (8.2%)
    Fuji Oil Co. Ltd/Osaka......................   367,600    6,699,430            0.3%
#   Nichirei Corp............................... 1,382,000    7,133,447            0.3%
#   Pigeon Corp.................................   191,600    9,885,257            0.4%
    Sapporo Holdings, Ltd....................... 1,874,000    8,333,114            0.4%
    Takara Holdings, Inc........................   702,500    6,442,135            0.3%
    UNY Group Holdings Co., Ltd................. 1,183,300    7,466,985            0.3%
    Other Securities............................            163,690,997            7.2%
                                                           ------------           -----
Total Consumer Staples..........................            209,651,365            9.2%
                                                           ------------           -----
Energy -- (0.8%)
    Other Securities............................             21,136,267            0.9%
                                                           ------------           -----
Financials -- (9.7%)
    Daishi Bank, Ltd. (The)..................... 2,006,000    7,003,326            0.3%
    Juroku Bank, Ltd. (The)..................... 1,985,000    7,771,817            0.3%
    Musashino Bank, Ltd. (The)..................   196,000    6,876,837            0.3%
    San-In Godo Bank, Ltd. (The)................   961,000    6,976,501            0.3%
    Other Securities............................            219,964,821            9.7%
                                                           ------------           -----
Total Financials................................            248,593,302           10.9%
                                                           ------------           -----
Health Care -- (4.2%)
#   Kaken Pharmaceutical Co., Ltd...............   417,000    6,512,147            0.3%
    Nihon Kohden Corp...........................   180,100    7,417,704            0.3%
    Rohto Pharmaceutical Co., Ltd...............   475,000    6,893,342            0.3%
    Ship Healthcare Holdings, Inc...............   185,700    7,620,076            0.3%
    Other Securities............................             77,893,145            3.5%
                                                           ------------           -----
Total Health Care...............................            106,336,414            4.7%
                                                           ------------           -----
Industrials -- (26.4%)
#   Daifuku Co., Ltd............................   505,000    6,493,984            0.3%
#   DMG Mori Seiki Co., Ltd.....................   551,500    8,946,428            0.4%
    Fujikura, Ltd............................... 2,042,000    9,317,972            0.4%
#   Furukawa Electric Co., Ltd.................. 3,973,000    9,208,531            0.4%
    Glory, Ltd..................................   305,000    7,563,052            0.3%
    Hitachi Zosen Corp..........................   879,499    6,993,194            0.3%
    Komori Corp.................................   407,800    6,412,688            0.3%
    Maeda Road Construction Co., Ltd............   360,000    6,401,143            0.3%
#   Minebea Co., Ltd............................ 1,975,000   10,933,515            0.5%
    Mitsui Engineering & Shipbuilding Co., Ltd.  4,170,000    8,185,614            0.4%
#*  Nippon Sheet Glass Co., Ltd................. 5,424,000    7,034,712            0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                     PERCENTAGE
                                                                          SHARES       VALUE++     OF NET ASSETS**
                                                                          ------       -------     ---------------
Industrials -- (Continued)
      Nishimatsu Construction Co., Ltd.................................   1,855,000 $    6,548,878            0.3%
#     Nisshinbo Holdings, Inc..........................................     834,000      7,366,107            0.3%
#     OKUMA Corp.......................................................     792,000      6,690,276            0.3%
      OSG Corp.........................................................     401,700      6,498,156            0.3%
#     Sanwa Holdings Corp..............................................   1,215,000      7,786,723            0.3%
      Seino Holdings Co., Ltd..........................................     731,000      7,219,534            0.3%
      Sohgo Security Services Co., Ltd.................................     338,100      6,834,701            0.3%
      Other Securities.................................................                541,155,767           23.7%
                                                                                    --------------          ------
Total Industrials......................................................                677,590,975           29.7%
                                                                                    --------------          ------
Information Technology -- (9.2%)
*     Alps Electric Co., Ltd...........................................   1,084,100      9,513,585            0.4%
      Horiba, Ltd......................................................     218,850      7,996,873            0.4%
      IT Holdings Corp.................................................     448,301      6,439,577            0.3%
#     Taiyo Yuden Co., Ltd.............................................     619,100      7,935,573            0.4%
      Other Securities.................................................                204,758,270            8.9%
                                                                                    --------------          ------
Total Information Technology...........................................                236,643,878           10.4%
                                                                                    --------------          ------
Materials -- (10.5%)
      Mitsui Mining & Smelting Co., Ltd................................   3,353,000      8,547,456            0.4%
      Rengo Co., Ltd...................................................   1,219,000      6,519,768            0.3%
      Sumitomo Osaka Cement Co., Ltd...................................   2,274,000      9,175,091            0.4%
      Tokuyama Corp....................................................   1,979,000      7,654,790            0.3%
      Toyobo Co., Ltd..................................................   4,867,000      9,352,621            0.4%
      Other Securities.................................................                228,355,855           10.0%
                                                                                    --------------          ------
Total Materials........................................................                269,605,581           11.8%
                                                                                    --------------          ------
Telecommunication Services -- (0.0%)
      Other Securities.................................................                    895,224            0.0%
                                                                                    --------------          ------
Utilities -- (0.4%)
      Other Securities.................................................                 10,306,973            0.5%
                                                                                    --------------          ------
TOTAL COMMON STOCKS....................................................              2,265,423,225           99.3%
                                                                                    --------------          ------

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT       VALUE+
                                                                          -------      ------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund...................................  25,929,127    300,000,000           13.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $474,360 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43,
       valued at $428,972) to be repurchased at $420,562............... $       421        420,561            0.0%
                                                                                    --------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................                300,420,561           13.2%
                                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,358,439,958)..............................................               $2,565,843,786          112.5%
                                                                                    ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  687,517 $  483,975,729   --    $  484,663,246
  Consumer Staples............         --    209,651,365   --       209,651,365
  Energy......................         --     21,136,267   --        21,136,267
  Financials..................  9,015,209    239,578,093   --       248,593,302
  Health Care.................         --    106,336,414   --       106,336,414
  Industrials.................         --    677,590,975   --       677,590,975
  Information Technology......         --    236,643,878   --       236,643,878
  Materials...................         --    269,605,581   --       269,605,581
  Telecommunication Services..         --        895,224   --           895,224
  Utilities...................         --     10,306,973   --        10,306,973
Securities Lending Collateral.         --    300,420,561   --       300,420,561
                               ---------- --------------   --    --------------
TOTAL......................... $9,702,726 $2,556,141,060   --    $2,565,843,786
                               ========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                   ------     -------    ---------------
COMMON STOCKS -- (81.3%)
AUSTRALIA -- (40.8%)
    Adelaide Brighton, Ltd......................  1,822,054 $  6,631,679            0.5%
#   Ansell, Ltd.................................    414,608    7,641,753            0.6%
    Aristocrat Leisure, Ltd.....................  2,580,305   12,320,792            1.0%
    Arrium, Ltd.................................  7,583,001    9,907,713            0.8%
#*  Aurora Oil & Gas, Ltd.......................  2,256,634    6,929,410            0.6%
    Beach Energy, Ltd...........................  7,442,568   10,052,661            0.8%
*   BlueScope Steel, Ltd........................  2,365,706   11,158,750            0.9%
#   Bradken, Ltd................................  1,201,799    7,089,963            0.6%
#   carsales.com, Ltd...........................  1,220,399   12,118,987            1.0%
    CSR, Ltd....................................  2,829,296    6,679,778            0.5%
#   David Jones, Ltd............................  3,241,419    8,330,548            0.7%
    Downer EDI, Ltd.............................  2,414,160   11,216,171            0.9%
    DuluxGroup, Ltd.............................  2,317,895   11,287,494            0.9%
    Envestra, Ltd...............................  6,189,006    6,576,924            0.5%
#   Fairfax Media, Ltd.......................... 11,005,131    6,283,630            0.5%
    Goodman Fielder, Ltd........................  9,960,250    7,158,645            0.6%
    GrainCorp, Ltd. Class A.....................    828,668    9,661,614            0.8%
#   Invocare, Ltd...............................    638,866    6,616,861            0.5%
    IOOF Holdings, Ltd..........................  1,239,793   10,543,213            0.8%
#   Iress, Ltd..................................    767,110    7,158,910            0.6%
#   JB Hi-Fi, Ltd...............................    639,044   13,169,341            1.0%
#   Mineral Resources, Ltd......................    756,386    8,087,153            0.6%
#   Monadelphous Group, Ltd.....................    491,743    8,437,605            0.7%
#   Myer Holdings, Ltd..........................  3,564,925    8,425,293            0.7%
    Navitas, Ltd................................  1,192,373    6,531,773            0.5%
#   Perpetual, Ltd..............................    234,074   10,190,785            0.8%
    Primary Health Care, Ltd....................  1,709,571    7,975,871            0.6%
#   Reece Australia, Ltd........................    238,257    6,301,473            0.5%
#*  Sims Metal Management, Ltd..................    863,295    8,177,344            0.6%
    Spark Infrastructure Group..................  4,143,888    6,637,154            0.5%
#   Super Retail Group, Ltd.....................  1,291,875   16,364,147            1.3%
#   TPG Telecom, Ltd............................  1,484,123    6,542,913            0.5%
#   UGL, Ltd....................................    995,514    6,923,273            0.6%
    Other Securities............................             343,191,406           27.0%
                                                            ------------           -----
TOTAL AUSTRALIA.................................             632,321,027           50.0%
                                                            ------------           -----

BERMUDA -- (0.0%)
    Other Securities............................                   4,364            0.0%
                                                            ------------           -----

CAYMAN ISLANDS -- (0.0%)
    Other Securities............................                  22,553            0.0%
                                                            ------------           -----

CHINA -- (0.1%)
    Other Securities............................               2,100,808            0.1%
                                                            ------------           -----

HONG KONG -- (22.5%)
#   Chow Sang Sang Holdings International, Ltd..  1,967,000    6,379,263            0.5%
#   Esprit Holdings, Ltd........................ 13,005,750   23,980,456            1.9%
#   Giordano International, Ltd.................  9,084,000    8,521,138            0.7%
    Hopewell Holdings, Ltd......................  1,804,000    6,087,002            0.5%
#   Luk Fook Holdings International, Ltd........  2,289,000    8,142,153            0.7%
#   Melco International Development, Ltd........  6,017,000   18,925,645            1.5%
    Pacific Basin Shipping, Ltd................. 11,222,000    8,030,542            0.6%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE++     OF NET ASSETS**
                                                                       ------       -------     ---------------
HONG KONG -- (Continued)
      SA SA International Holdings, Ltd.............................   7,008,000 $    7,672,215            0.6%
      Shun Tak Holdings, Ltd........................................  10,767,419      6,237,351            0.5%
      Xinyi Glass Holdings, Ltd.....................................  12,292,000     12,189,775            1.0%
      Other Securities..............................................                242,212,412           19.0%
                                                                                 --------------          ------
TOTAL HONG KONG.....................................................                348,377,952           27.5%
                                                                                 --------------          ------

NEW ZEALAND -- (6.3%)
#     Fisher & Paykel Healthcare Corp., Ltd.........................   3,375,400     10,265,529            0.8%
      Port of Tauranga, Ltd.........................................     528,322      6,019,074            0.5%
#     Ryman Healthcare, Ltd.........................................   1,742,405     10,861,648            0.9%
      Sky Network Television, Ltd...................................   1,319,448      6,757,325            0.5%
#     SKYCITY Entertainment Group, Ltd..............................   3,420,386     10,984,846            0.9%
      Other Securities..............................................                 52,594,791            4.1%
                                                                                 --------------          ------
TOTAL NEW ZEALAND...................................................                 97,483,213            7.7%
                                                                                 --------------          ------

PHILIPPINES -- (0.0%)
      Other Securities..............................................                     17,016            0.0%
                                                                                 --------------          ------

SINGAPORE -- (11.6%)
#     Singapore Post, Ltd...........................................   9,103,120      9,596,310            0.8%
#     Venture Corp., Ltd............................................   1,600,000     10,019,818            0.8%
      Other Securities..............................................                159,696,850           12.6%
                                                                                 --------------          ------
TOTAL SINGAPORE.....................................................                179,312,978           14.2%
                                                                                 --------------          ------
TOTAL COMMON STOCKS.................................................              1,259,639,911           99.5%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities..............................................                         --            0.0%
                                                                                 --------------          ------

HONG KONG -- (0.0%)
      Other Securities..............................................                         --            0.0%
                                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS...............................................                         --            0.0%
                                                                                 --------------          ------

                                                                       SHARES/
                                                                        FACE
                                                                       AMOUNT       VALUE+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (18.7%)
(S)@  DFA Short Term Investment Fund................................  25,064,823    290,000,000           22.9%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.09%,
       11/01/13 (Collateralized by $507,256 U.S. Treasury Note
       2.375%, 09/30/14, valued at $518,619) to be repurchased at
       $506,216..................................................... $       506        506,215            0.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $51,657 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $46,714) to be repurchased at $45,798....          46         45,798            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL.................................                290,552,013           23.0%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,443,079,348)...........................................               $1,550,191,924          122.5%
                                                                                 ==============          ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
  Australia................... $  217,641 $  632,103,386   --    $  632,321,027
  Bermuda.....................         --          4,364   --             4,364
  Cayman Islands..............         --         22,553   --            22,553
  China.......................         --      2,100,808   --         2,100,808
  Hong Kong...................  4,648,233    343,729,719   --       348,377,952
  New Zealand.................         --     97,483,213   --        97,483,213
  Philippines.................         --         17,016   --            17,016
  Singapore...................     10,228    179,302,750   --       179,312,978
Rights/Warrants
  Australia...................         --             --   --                --
  Hong Kong...................         --             --   --                --
Securities Lending Collateral.         --    290,552,013   --       290,552,013
                               ---------- --------------   --    --------------
TOTAL......................... $4,876,102 $1,545,315,822   --    $1,550,191,924
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (98.5%)
 Consumer Discretionary -- (26.5%)
     Barratt Developments P.L.C........  5,157,995 $ 27,660,094            1.4%
     Bellway P.L.C.....................    652,849   15,724,768            0.8%
     Berkeley Group Holdings P.L.C.....    650,346   24,378,283            1.2%
     Daily Mail & General Trust P.L.C..  1,328,069   17,321,746            0.9%
 *   Dixons Retail P.L.C............... 16,850,562   13,202,433            0.7%
     Greene King P.L.C.................  1,421,372   18,808,719            0.9%
     Home Retail Group P.L.C...........  4,196,363   13,388,556            0.7%
     Howden Joinery Group P.L.C........  2,676,884   13,843,959            0.7%
     Inchcape P.L.C....................  2,319,770   23,684,611            1.2%
     Informa P.L.C.....................  3,121,619   27,964,781            1.4%
     Ladbrokes P.L.C...................  4,483,503   13,723,124            0.7%
     Persimmon P.L.C...................  1,366,507   27,666,555            1.4%
     Rightmove P.L.C...................    319,449   13,574,746            0.7%
     Taylor Wimpey P.L.C............... 15,614,170   27,549,112            1.4%
 *   Thomas Cook Group P.L.C...........  7,517,966   17,303,141            0.9%
     William Hill P.L.C................  3,678,697   23,618,931            1.2%
     Other Securities..................             213,258,054           10.6%
                                                   ------------           -----
 Total Consumer Discretionary..........             532,671,613           26.8%
                                                   ------------           -----
 Consumer Staples -- (3.7%)
     Booker Group P.L.C................  7,511,637   18,092,064            0.9%
     Other Securities..................              56,304,593            2.8%
                                                   ------------           -----
 Total Consumer Staples................              74,396,657            3.7%
                                                   ------------           -----
 Energy -- (5.3%)
 *   Afren P.L.C.......................  5,639,345   14,254,859            0.7%
     John Wood Group P.L.C.............  1,377,126   17,930,742            0.9%
     Premier Oil P.L.C.................  2,484,308   13,823,320            0.7%
     Other Securities..................              60,971,072            3.1%
                                                   ------------           -----
 Total Energy..........................             106,979,993            5.4%
                                                   ------------           -----
 Financials -- (14.2%)
     Amlin P.L.C.......................  2,613,209   17,854,912            0.9%
     Catlin Group, Ltd.................  1,812,653   14,890,947            0.8%
     Close Brothers Group P.L.C........    777,213   15,739,934            0.8%
     Henderson Group P.L.C.............  5,229,541   17,950,379            0.9%
     Hiscox, Ltd.......................  1,848,675   19,626,193            1.0%
     ICAP P.L.C........................  2,874,272   17,748,601            0.9%
     IG Group Holdings P.L.C...........  1,346,879   13,237,127            0.7%
     Man Group P.L.C...................  9,800,117   13,947,727            0.7%
     Other Securities..................             153,842,365            7.6%
                                                   ------------           -----
 Total Financials......................             284,838,185           14.3%
                                                   ------------           -----
 Health Care -- (2.6%)
     Hikma Pharmaceuticals P.L.C.......    713,706   13,730,269            0.7%
     Other Securities..................              38,129,221            1.9%
                                                   ------------           -----
 Total Health Care.....................              51,859,490            2.6%
                                                   ------------           -----
 Industrials -- (26.3%)
     Ashtead Group P.L.C...............  2,598,958   27,310,230            1.4%
     Balfour Beatty P.L.C..............  3,596,658   16,448,453            0.8%
     BBA Aviation P.L.C................  2,792,163   15,134,152            0.8%
     Berendsen P.L.C...................    810,481   12,621,571            0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                     SHARES       VALUE++     OF NET ASSETS**
                                                                     ------       -------     ---------------
Industrials -- (Continued)
      Bodycote P.L.C...............................................  1,253,236 $   13,210,384            0.7%
      Cobham P.L.C.................................................  5,618,202     25,946,576            1.3%
      DCC P.L.C....................................................    431,941     19,342,514            1.0%
      Hays P.L.C...................................................  7,041,541     14,054,156            0.7%
      Invensys P.L.C...............................................  2,824,855     22,668,384            1.1%
      Melrose Industries P.L.C.....................................  4,156,691     21,310,110            1.1%
      Rotork P.L.C.................................................    335,959     15,392,385            0.8%
      Serco Group P.L.C............................................  1,965,238     17,561,115            0.9%
      Spirax-Sarco Engineering P.L.C...............................    330,635     15,461,631            0.8%
      Stagecoach Group P.L.C.......................................  2,248,039     12,684,109            0.6%
      Other Securities.............................................               279,015,291           14.0%
                                                                               --------------          ------
Total Industrials..................................................               528,161,061           26.6%
                                                                               --------------          ------
Information Technology -- (7.7%)
      Halma P.L.C..................................................  1,738,128     15,266,910            0.8%
      Spectris P.L.C...............................................    582,385     21,564,398            1.1%
      Other Securities.............................................               117,190,576            5.8%
                                                                               --------------          ------
Total Information Technology.......................................               154,021,884            7.7%
                                                                               --------------          ------
Materials -- (7.5%)
      Croda International P.L.C....................................    442,133     17,277,527            0.9%
      DS Smith P.L.C...............................................  4,875,734     23,632,372            1.2%
      Other Securities.............................................               109,270,013            5.5%
                                                                               --------------          ------
Total Materials....................................................               150,179,912            7.6%
                                                                               --------------          ------
Telecommunication Services -- (2.3%)
      Inmarsat P.L.C...............................................  2,097,288     24,206,344            1.2%
      Other Securities.............................................                22,947,045            1.2%
                                                                               --------------          ------
Total Telecommunication Services...................................                47,153,389            2.4%
                                                                               --------------          ------
Utilities -- (2.4%)
      Drax Group P.L.C.............................................  2,103,725     21,477,657            1.1%
      Pennon Group P.L.C...........................................  1,980,713     21,629,062            1.1%
      Other Securities.............................................                 5,169,242            0.2%
                                                                               --------------          ------
Total Utilities....................................................                48,275,961            2.4%
                                                                               --------------          ------
TOTAL COMMON STOCKS................................................             1,978,538,145           99.5%
                                                                               --------------          ------

PREFERRED STOCKS -- (0.0%)
      Other Securities.............................................                    50,874            0.0%
                                                                               --------------          ------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT       VALUE+
                                                                     -------      ------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (1.5%)
(S)@  DFA Short Term Investment Fund...............................  2,592,913     30,000,000            1.5%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $735,534 FNMA, rates
       ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $665,157) to be repurchased
       at $652,117................................................. $      652        652,115            0.1%
                                                                               --------------          ------
TOTAL SECURITIES LENDING COLLATERAL................................                30,652,115            1.6%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,356,132,190)..........................................              $2,009,241,134          101.1%
                                                                               ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                -------- -------------- ------- --------------
 Common Stocks
   Consumer Discretionary...... $ 19,789 $  532,651,824   --    $  532,671,613
   Consumer Staples............       --     74,396,657   --        74,396,657
   Energy......................       --    106,979,993   --       106,979,993
   Financials..................       --    284,838,185   --       284,838,185
   Health Care.................       --     51,859,490   --        51,859,490
   Industrials.................   33,414    528,127,647   --       528,161,061
   Information Technology......   78,663    153,943,221   --       154,021,884
   Materials...................       --    150,179,912   --       150,179,912
   Telecommunication Services..       --     47,153,389   --        47,153,389
   Utilities...................       --     48,275,961   --        48,275,961
 Preferred Stocks..............       --         50,874   --            50,874
 Securities Lending Collateral.       --     30,652,115   --        30,652,115
                                -------- --------------   --    --------------
 TOTAL......................... $131,866 $2,009,109,268   --    $2,009,241,134
                                ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                PERCENTAGE
                                        SHARES     VALUE++    OF NET ASSETS**
                                        ------     -------    ---------------
  COMMON STOCKS -- (86.7%)
  AUSTRIA -- (2.1%)
      Other Securities...............            $ 78,645,320            2.4%
                                                 ------------           -----
  BELGIUM -- (2.6%)
      Ackermans & van Haaren NV......    118,073   12,787,617            0.4%
      Other Securities...............              82,826,125            2.6%
                                                 ------------           -----
  TOTAL BELGIUM......................              95,613,742            3.0%
                                                 ------------           -----

  DENMARK -- (4.1%)
      GN Store Nord A.S..............    772,340   17,619,238            0.6%
  *   Jyske Bank A.S.................    252,239   14,261,538            0.5%
  *   Topdanmark A.S.................    507,925   13,824,624            0.4%
  #*  Vestas Wind Systems A.S........    693,291   18,578,010            0.6%
      Other Securities...............              88,855,266            2.7%
                                                 ------------           -----
  TOTAL DENMARK......................             153,138,676            4.8%
                                                 ------------           -----

  FINLAND -- (5.5%)
      Amer Sports Oyj................    550,929   11,303,591            0.4%
  #   Elisa Oyj......................    663,319   16,618,626            0.5%
  #   Neste Oil Oyj..................    596,102   11,819,716            0.4%
      Other Securities...............             162,284,236            5.0%
                                                 ------------           -----
  TOTAL FINLAND......................             202,026,169            6.3%
                                                 ------------           -----

  FRANCE -- (11.1%)
  #*  Alcatel-Lucent................. 12,082,064   46,287,055            1.5%
      Lagardere SCA..................    427,942   15,546,813            0.5%
  #   Neopost SA.....................    167,752   12,665,437            0.4%
  #*  Peugeot SA.....................  1,076,690   14,163,830            0.5%
      Societe Television Francaise 1.    567,362   10,931,881            0.4%
      Teleperformance................    275,593   14,588,498            0.5%
      Other Securities...............             295,307,033            8.9%
                                                 ------------           -----
  TOTAL FRANCE.......................             409,490,547           12.7%
                                                 ------------           -----

  GERMANY -- (12.5%)
  *   Aareal Bank AG.................    423,110   16,227,581            0.5%
  #   Celesio AG.....................    406,712   12,644,638            0.4%
  #   Deutsche Wohnen AG.............    816,056   15,347,428            0.5%
      Freenet AG.....................    489,959   12,726,578            0.4%
      Rheinmetall AG.................    189,044   11,687,366            0.4%
      Rhoen Klinikum AG..............    500,406   13,984,605            0.4%
      Stada Arzneimittel AG..........    287,980   16,553,592            0.5%
      Other Securities...............             363,033,443           11.3%
                                                 ------------           -----
  TOTAL GERMANY......................             462,205,231           14.4%
                                                 ------------           -----

  GREECE -- (2.0%)
      Other Securities...............              75,861,383            2.4%
                                                 ------------           -----

  IRELAND -- (1.9%)
      Paddy Power P.L.C..............    175,221   14,181,124            0.4%
      Smurfit Kappa Group P.L.C......    554,973   13,433,965            0.4%
      Other Securities...............              44,425,840            1.4%
                                                 ------------           -----
  TOTAL IRELAND......................              72,040,929            2.2%
                                                 ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
ISRAEL -- (2.3%)
    Other Securities............................           $ 86,155,595            2.7%
                                                           ------------            ----

ITALY -- (8.1%)
    Azimut Holding SpA..........................   491,069   12,457,026            0.4%
*   Banca Popolare dell'Emilia Romagna S.c.r.l.. 1,449,109   13,922,026            0.4%
*   Banco Popolare.............................. 6,663,294   13,237,221            0.4%
#*  Finmeccanica SpA............................ 1,838,316   13,471,206            0.4%
*   Mediaset SpA................................ 3,041,414   15,187,868            0.5%
    Unione di Banche Italiane SCPA.............. 2,765,965   19,116,785            0.6%
    Other Securities............................            214,025,040            6.7%
                                                           ------------            ----
TOTAL ITALY.....................................            301,417,172            9.4%
                                                           ------------            ----

NETHERLANDS -- (5.0%)
    Aalberts Industries NV......................   480,099   14,334,222            0.4%
    Delta Lloyd NV..............................   943,521   20,004,182            0.6%
    Nutreco NV..................................   359,256   17,562,430            0.6%
#*  PostNL NV................................... 2,402,055   12,551,522            0.4%
*   SBM Offshore NV.............................   948,481   19,852,164            0.6%
    Other Securities............................             99,359,737            3.1%
                                                           ------------            ----
TOTAL NETHERLANDS...............................            183,664,257            5.7%
                                                           ------------            ----

NORWAY -- (3.1%)
    Other Securities............................            115,126,917            3.6%
                                                           ------------            ----

PORTUGAL -- (1.5%)
    Other Securities............................             55,664,423            1.7%
                                                           ------------            ----

RUSSIA -- (0.0%)
    Other Securities............................                994,896            0.0%
                                                           ------------            ----

SPAIN -- (5.3%)
    Bankinter SA................................ 2,085,446   12,715,217            0.4%
#   Bolsas y Mercados Espanoles SA..............   338,781   12,667,129            0.4%
*   Jazztel P.L.C............................... 1,025,473   11,231,832            0.4%
#   Viscofan SA.................................   213,526   11,326,669            0.4%
    Other Securities............................            146,812,397            4.4%
                                                           ------------            ----
TOTAL SPAIN.....................................            194,753,244            6.0%
                                                           ------------            ----

SWEDEN -- (8.7%)
    Castellum AB................................   739,664   11,357,362            0.4%
    Modern Times Group AB Class B...............   234,304   12,780,214            0.4%
    Securitas AB Class B........................   998,620   11,387,211            0.4%
    Other Securities............................            284,674,858            8.7%
                                                           ------------            ----
TOTAL SWEDEN....................................            320,199,645            9.9%
                                                           ------------            ----

SWITZERLAND -- (10.7%)
*   Dufry AG....................................    73,187   11,824,599            0.4%
    Galenica AG.................................    20,798   18,381,416            0.6%
    GAM Holding AG..............................   806,220   15,064,909            0.5%
    Georg Fischer AG............................    18,366   12,651,376            0.4%
    Helvetia Holding AG.........................    27,336   12,892,724            0.4%
    Lonza Group AG..............................   255,221   22,781,770            0.7%
    OC Oerlikon Corp. AG........................   858,856   12,006,957            0.4%
    PSP Swiss Property AG.......................   148,327   12,748,515            0.4%
    Swiss Life Holding AG.......................    62,436   12,379,830            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                      ------       -------     ---------------
SWITZERLAND -- (Continued)
      Other Securities.............................................             $  263,744,247            8.1%
                                                                                --------------          ------
TOTAL SWITZERLAND..................................................                394,476,343           12.3%
                                                                                --------------          ------

UNITED KINGDOM -- (0.2%)
      Other Securities.............................................                  6,763,969            0.2%
                                                                                --------------          ------
TOTAL COMMON STOCKS................................................              3,208,238,458           99.7%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
      Other Securities.............................................                         --            0.0%
                                                                                --------------          ------

ISRAEL -- (0.0%)
      Other Securities.............................................                          1            0.0%
                                                                                --------------          ------

ITALY -- (0.0%)
      Other Securities.............................................                     51,097            0.0%
                                                                                --------------          ------
TOTAL RIGHTS/WARRANTS..............................................                     51,098            0.0%
                                                                                --------------          ------

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT       VALUE+
                                                                      -------      ------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (13.3%)
(S)@  DFA Short Term Investment Fund...............................  42,437,338    491,000,000           15.3%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $123,381 FNMA, rates
       ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $111,576) to be repurchased
       at $109,388................................................. $       109        109,388            0.0%
                                                                                --------------          ------
TOTAL SECURITIES LENDING COLLATERAL................................                491,109,388           15.3%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,907,677,627)..........................................               $3,699,398,944          115.0%
                                                                                ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
  Austria.....................          -- $   78,645,320   --    $   78,645,320
  Belgium.....................          --     95,613,742   --        95,613,742
  Denmark..................... $    48,818    153,089,858   --       153,138,676
  Finland.....................          --    202,026,169   --       202,026,169
  France......................   1,198,479    408,292,068   --       409,490,547
  Germany.....................   9,926,017    452,279,214   --       462,205,231
  Greece......................          --     75,861,383   --        75,861,383
  Ireland.....................      18,523     72,022,406   --        72,040,929
  Israel......................          --     86,155,595   --        86,155,595
  Italy.......................   5,458,905    295,958,267   --       301,417,172
  Netherlands.................          --    183,664,257   --       183,664,257
  Norway......................   1,764,837    113,362,080   --       115,126,917
  Portugal....................          --     55,664,423   --        55,664,423
  Russia......................          --        994,896   --           994,896
  Spain.......................          --    194,753,244   --       194,753,244
  Sweden......................      54,338    320,145,307   --       320,199,645
  Switzerland.................          --    394,476,343   --       394,476,343
  United Kingdom..............          --      6,763,969   --         6,763,969
Rights/Warrants
  Austria.....................          --             --   --                --
  Israel......................          --              1   --                 1
  Italy.......................          --         51,097   --            51,097
Securities Lending Collateral.          --    491,109,388   --       491,109,388
                               ----------- --------------   --    --------------
TOTAL......................... $18,469,917 $3,680,929,027   --    $3,699,398,944
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
COMMON STOCKS -- (77.1%)
Consumer Discretionary -- (7.9%)
#   Cineplex, Inc..........................   271,135 $ 10,921,853            1.5%
#   Corus Entertainment, Inc. Class B......   369,716    8,616,601            1.2%
    Dorel Industries, Inc. Class B.........   126,820    4,712,038            0.7%
#*  Imax Corp..............................   211,609    6,155,566            0.8%
    Linamar Corp...........................   269,606    9,065,733            1.2%
    Martinrea International, Inc...........   461,356    4,889,449            0.7%
#   RONA, Inc..............................   681,945    7,992,488            1.1%
    Other Securities.......................             23,079,749            3.0%
                                                      ------------           -----
Total Consumer Discretionary...............             75,433,477           10.2%
                                                      ------------           -----
Consumer Staples -- (3.3%)
#   Maple Leaf Foods, Inc..................   500,264    7,364,938            1.0%
    North West Co., Inc. (The).............   232,610    5,784,853            0.8%
    Other Securities.......................             18,477,910            2.5%
                                                      ------------           -----
Total Consumer Staples.....................             31,627,701            4.3%
                                                      ------------           -----
Energy -- (20.8%)
*   Bankers Petroleum, Ltd................. 1,277,846    4,902,301            0.7%
#*  Bellatrix Exploration, Ltd.............   655,708    4,911,600            0.7%
    Calfrac Well Services, Ltd.............   154,348    4,811,116            0.7%
#   Enbridge Income Fund Holdings, Inc.....   227,285    5,090,016            0.7%
*   Gran Tierra Energy, Inc................ 1,391,012   10,486,121            1.4%
*   Legacy Oil + Gas, Inc..................   745,800    5,049,967            0.7%
#   Lightstream Resources, Ltd.............   863,190    5,546,804            0.8%
#   Mullen Group, Ltd......................   458,025   12,273,743            1.7%
#   Parkland Fuel Corp.....................   353,327    6,475,883            0.9%
#   Pason Systems, Inc.....................   285,137    5,926,168            0.8%
    Secure Energy Services, Inc............   437,854    6,210,963            0.8%
#   Trican Well Service, Ltd...............   643,185    9,037,223            1.2%
    Trinidad Drilling, Ltd.................   604,997    5,860,519            0.8%
#   Whitecap Resources, Inc................   784,268    9,108,987            1.2%
    Other Securities.......................            103,238,492           13.7%
                                                      ------------           -----
Total Energy...............................            198,929,903           26.8%
                                                      ------------           -----
Financials -- (6.2%)
#   AGF Management, Ltd. Class B...........   381,468    5,037,946            0.7%
#   Canadian Western Bank..................   300,957    9,652,330            1.3%
    FirstService Corp......................   135,548    5,634,346            0.8%
#   Home Capital Group, Inc................   120,600    9,571,429            1.3%
    Laurentian Bank of Canada..............   147,250    6,574,102            0.9%
    Other Securities.......................             23,304,568            3.1%
                                                      ------------           -----
Total Financials...........................             59,774,721            8.1%
                                                      ------------           -----
Health Care -- (1.5%)
    Other Securities.......................             14,593,623            2.0%
                                                      ------------           -----
Industrials -- (11.2%)
*   ATS Automation Tooling Systems, Inc....   440,214    6,088,223            0.8%
#   Black Diamond Group, Ltd...............   188,933    4,948,698            0.7%
    Genivar, Inc...........................   181,860    5,204,721            0.7%
    MacDonald Dettwiler & Associates, Ltd..    85,470    6,521,017            0.9%
#   Ritchie Bros Auctioneers, Inc..........   273,199    5,400,308            0.7%
#   Russel Metals, Inc.....................   316,110    8,731,567            1.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                                   PERCENTAGE
                                                                          SHARES      VALUE++    OF NET ASSETS**
                                                                          ------      -------    ---------------
Industrials -- (Continued)
      Stantec, Inc.....................................................     228,285 $ 13,565,951            1.8%
      Transcontinental, Inc. Class A...................................     333,758    5,329,757            0.7%
#     TransForce, Inc..................................................     388,103    8,594,733            1.1%
      Other Securities.................................................               43,443,189            5.9%
                                                                                    ------------          ------
Total Industrials......................................................              107,828,164           14.5%
                                                                                    ------------          ------
Information Technology -- (4.5%)
#*    Celestica, Inc...................................................     949,607   10,428,236            1.4%
#     Davis + Henderson Corp...........................................     334,212    8,606,524            1.2%
      Other Securities.................................................               23,741,614            3.2%
                                                                                    ------------          ------
Total Information Technology...........................................               42,776,374            5.8%
                                                                                    ------------          ------
Materials -- (17.4%)
#     Alamos Gold, Inc.................................................     503,857    8,026,725            1.1%
#     AuRico Gold, Inc.................................................   1,234,795    5,127,955            0.7%
*     Canfor Corp......................................................     362,555    7,514,327            1.0%
      CCL Industries, Inc. Class B.....................................     111,467    7,654,570            1.0%
*     Dominion Diamond Corp............................................     379,239    5,121,263            0.7%
#*    First Majestic Silver Corp.......................................     431,070    4,878,558            0.7%
#     HudBay Minerals, Inc.............................................     872,492    7,112,820            1.0%
#     Sherritt International Corp......................................   1,628,826    5,577,048            0.8%
      Other Securities.................................................              115,295,893           15.4%
                                                                                    ------------          ------
Total Materials........................................................              166,309,159           22.4%
                                                                                    ------------          ------
Telecommunication Services -- (0.3%)
      Other Securities.................................................                2,823,941            0.4%
                                                                                    ------------          ------
Utilities -- (4.0%)
#     Algonquin Power & Utilities Corp.................................     912,415    5,889,371            0.8%
#     Capital Power Corp...............................................     376,609    7,801,999            1.1%
#     Superior Plus Corp...............................................     653,197    6,966,432            0.9%
      Other Securities.................................................               18,058,688            2.4%
                                                                                    ------------          ------
Total Utilities........................................................               38,716,490            5.2%
                                                                                    ------------          ------
TOTAL COMMON STOCKS....................................................              738,813,553           99.7%
                                                                                    ------------          ------

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT      VALUE+
                                                                          -------     ------            -
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (22.9%)
(S)@  DFA Short Term Investment Fund...................................  18,928,263  219,000,000           29.5%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $753,495 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $681,400) to be repurchased at $668,041..... $       668      668,039            0.1%
                                                                                    ------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................              219,668,039           29.6%
                                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,032,941,509)..............................................               $958,481,592          129.3%
                                                                                    ============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
   Consumer Discretionary...... $ 75,433,477           --   --    $ 75,433,477
   Consumer Staples............   31,627,701           --   --      31,627,701
   Energy......................  198,929,422 $        481   --     198,929,903
   Financials..................   59,774,721           --   --      59,774,721
   Health Care.................   14,547,507       46,116   --      14,593,623
   Industrials.................  107,828,164           --   --     107,828,164
   Information Technology......   42,776,374           --   --      42,776,374
   Materials...................  166,308,690          469   --     166,309,159
   Telecommunication Services..    2,823,941           --   --       2,823,941
   Utilities...................   38,716,490           --   --      38,716,490
 Securities Lending Collateral.           --  219,668,039   --     219,668,039
                                ------------ ------------   --    ------------
 TOTAL......................... $738,766,487 $219,715,105   --    $958,481,592
                                ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                                     PERCENTAGE
                                                           SHARES      VALUE++     OF NET ASSETS**
                                                           ------      -------     ---------------
COMMON STOCKS -- (90.1%)
ARGENTINA -- (0.0%)
    Other Securities....................................            $           --            0.0%
                                                                    --------------           -----

BRAZIL -- (7.7%)
    BRF SA ADR..........................................    564,360     13,222,955            0.4%
    Cia de Bebidas das Americas ADR.....................    622,039     23,139,851            0.6%
    Petroleo Brasileiro SA ADR..........................  1,372,750     23,927,033            0.6%
    Petroleo Brasileiro SA Sponsored ADR................  1,985,055     36,048,599            1.0%
#   Vale SA Sponsored ADR...............................  1,249,020     19,996,810            0.5%
    Other Securities....................................               191,525,535            5.1%
                                                                    --------------           -----
TOTAL BRAZIL............................................               307,860,783            8.2%
                                                                    --------------           -----

CHILE -- (1.6%)
    Other Securities....................................                65,091,958            1.7%
                                                                    --------------           -----

CHINA -- (14.1%)
    Bank of China, Ltd. Class H......................... 65,514,100     30,844,677            0.8%
    China Construction Bank Corp. Class H............... 56,443,590     43,914,613            1.2%
    China Life Insurance Co., Ltd. ADR..................    330,798     13,043,365            0.4%
#   China Mobile, Ltd. Sponsored ADR....................    877,340     45,639,227            1.2%
    CNOOC, Ltd. ADR.....................................    115,255     23,317,239            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 59,907,185     41,919,158            1.1%
#   PetroChina Co., Ltd. ADR............................    145,110     16,436,610            0.4%
    Tencent Holdings, Ltd...............................    763,600     41,659,099            1.1%
    Other Securities....................................               306,311,176            8.1%
                                                                    --------------           -----
TOTAL CHINA.............................................               563,085,164           14.9%
                                                                    --------------           -----

COLOMBIA -- (0.7%)
    Other Securities....................................                28,765,622            0.8%
                                                                    --------------           -----

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................                12,280,918            0.3%
                                                                    --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 3,051,734            0.1%
                                                                    --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                     6,042            0.0%
                                                                    --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                11,759,342            0.3%
                                                                    --------------           -----

INDIA -- (6.3%)
    HDFC Bank, Ltd......................................  1,530,953     17,028,382            0.5%
    Infosys, Ltd........................................    234,483     12,485,974            0.3%
    Infosys, Ltd. Sponsored ADR.........................    233,468     12,387,812            0.3%
    Reliance Industries, Ltd............................  1,433,931     21,342,373            0.6%
    Tata Consultancy Services, Ltd......................    413,679     14,186,300            0.4%
    Other Securities....................................               174,387,200            4.6%
                                                                    --------------           -----
TOTAL INDIA.............................................               251,818,041            6.7%
                                                                    --------------           -----

INDONESIA -- (2.4%)
    Other Securities....................................                94,111,506            2.5%
                                                                    --------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
MALAYSIA -- (4.1%)
#   Malayan Banking Bhd........................  5,003,321 $   15,508,389            0.4%
    Other Securities...........................               147,272,696            3.9%
                                                           --------------           -----
TOTAL MALAYSIA.................................               162,781,085            4.3%
                                                           --------------           -----

MEXICO -- (5.2%)
#   America Movil S.A.B. de C.V. Series L...... 37,750,669     40,420,537            1.1%
*   Cemex S.A.B. de C.V. Sponsored ADR.........  1,285,964     13,605,497            0.4%
    Fomento Economico Mexicano S.A.B. de C.V...  1,793,669     16,765,060            0.4%
    Grupo Financiero Banorte S.A.B. de C.V.....  2,832,687     18,133,018            0.5%
    Grupo Televisa S.A.B. Series CPO...........  2,556,698     15,557,014            0.4%
    Wal-Mart de Mexico S.A.B. de C.V. Series V.  5,418,775     14,087,631            0.4%
    Other Securities...........................                87,399,675            2.3%
                                                           --------------           -----
TOTAL MEXICO...................................               205,968,432            5.5%
                                                           --------------           -----

PERU -- (0.3%)
    Other Securities...........................                10,242,946            0.3%
                                                           --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities...........................                50,006,707            1.3%
                                                           --------------           -----

POLAND -- (1.7%)
    Other Securities...........................                68,061,972            1.8%
                                                           --------------           -----

RUSSIA -- (5.2%)
    Gazprom OAO Sponsored ADR..................  6,850,921     64,038,306            1.7%
    Lukoil OAO Sponsored ADR...................    556,966     36,477,853            1.0%
    Sberbank of Russia Sponsored ADR...........  2,809,303     35,825,291            1.0%
    Other Securities...........................                69,300,946            1.8%
                                                           --------------           -----
TOTAL RUSSIA...................................               205,642,396            5.5%
                                                           --------------           -----

SOUTH AFRICA -- (7.1%)
#   MTN Group, Ltd.............................  1,882,816     37,425,026            1.0%
#   Naspers, Ltd. Class N......................    416,705     39,005,158            1.0%
#   Sasol, Ltd. Sponsored ADR..................    583,774     29,784,149            0.8%
    Standard Bank Group, Ltd...................  1,209,908     15,392,568            0.4%
    Other Securities...........................               162,612,740            4.3%
                                                           --------------           -----
TOTAL SOUTH AFRICA.............................               284,219,641            7.5%
                                                           --------------           -----

SOUTH KOREA -- (14.9%)
    Hyundai Mobis..............................     70,280     19,824,583            0.5%
    Hyundai Motor Co...........................    158,812     37,835,980            1.0%
    KB Financial Group, Inc....................    353,265     13,912,801            0.4%
#   Kia Motors Corp............................    270,669     15,726,190            0.4%
    LG Chem, Ltd...............................     47,843     13,495,647            0.4%
    Naver Corp.................................     27,242     15,287,313            0.4%
    POSCO......................................     50,240     14,998,694            0.4%
    Samsung Electronics Co., Ltd...............     81,840    112,862,139            3.0%
    Samsung Electronics Co., Ltd. GDR..........     49,372     34,218,733            0.9%
    Shinhan Financial Group Co., Ltd...........    374,876     16,345,946            0.4%
*   SK Hynix, Inc..............................    512,610     15,424,892            0.4%
    Other Securities...........................               283,823,686            7.6%
                                                           --------------           -----
TOTAL SOUTH KOREA..............................               593,756,604           15.8%
                                                           --------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                      ------       -------     ---------------
TAIWAN -- (12.3%)
      Cathay Financial Holding Co., Ltd............................   8,634,048 $   13,043,972            0.4%
      Hon Hai Precision Industry Co., Ltd..........................  12,590,056     32,007,618            0.9%
#     MediaTek, Inc................................................   1,249,995     17,089,840            0.5%
#     Taiwan Semiconductor Manufacturing Co., Ltd..................  25,188,808     92,834,992            2.5%
      Other Securities.............................................                334,744,052            8.7%
                                                                                --------------          ------
TOTAL TAIWAN.......................................................                489,720,474           13.0%
                                                                                --------------          ------

THAILAND -- (2.6%)
      Other Securities.............................................                103,053,381            2.7%
                                                                                --------------          ------

TURKEY -- (1.9%)
      Other Securities.............................................                 74,508,182            2.0%
                                                                                --------------          ------
TOTAL COMMON STOCKS................................................              3,585,792,930           95.2%
                                                                                --------------          ------

PREFERRED STOCKS -- (3.8%)
BRAZIL -- (3.7%)
      Banco Bradesco SA............................................   2,244,395     32,334,852            0.9%
      Itau Unibanco Holding SA.....................................   2,568,240     39,737,954            1.1%
      Vale SA......................................................   1,529,491     22,387,437            0.6%
      Other Securities.............................................                 52,726,591            1.3%
                                                                                --------------          ------
TOTAL BRAZIL.......................................................                147,186,834            3.9%
                                                                                --------------          ------

CHILE -- (0.0%)
      Other Securities.............................................                     52,088            0.0%
                                                                                --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................................                  3,707,074            0.1%
                                                                                --------------          ------
TOTAL PREFERRED STOCKS.............................................                150,945,996            4.0%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
      Other Securities.............................................                         --            0.0%
                                                                                --------------          ------

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT       VALUE+
                                                                      -------      ------             -
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@  DFA Short Term Investment Fund...............................  21,089,023    244,000,000            6.5%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $799,156 FNMA, rates
       ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $722,691) to be repurchased
       at $708,523................................................. $       709        708,521            0.0%
                                                                                --------------          ------
TOTAL SECURITIES LENDING COLLATERAL................................                244,708,521            6.5%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,769,771,714)..........................................               $3,981,447,447          105.7%
                                                                                ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Argentina...................           --             --   --                --
  Brazil...................... $168,534,522 $  139,326,261   --    $  307,860,783
  Chile.......................   28,146,828     36,945,130   --        65,091,958
  China.......................  124,364,007    438,721,157   --       563,085,164
  Colombia....................   28,765,622             --   --        28,765,622
  Czech Republic..............           --     12,280,918   --        12,280,918
  Egypt.......................           --      3,051,734   --         3,051,734
  Hong Kong...................           --          6,042   --             6,042
  Hungary.....................           --     11,759,342   --        11,759,342
  India.......................   25,671,195    226,146,846   --       251,818,041
  Indonesia...................       37,082     94,074,424   --        94,111,506
  Malaysia....................           --    162,781,085   --       162,781,085
  Mexico......................  205,968,432             --   --       205,968,432
  Peru........................   10,242,946             --   --        10,242,946
  Philippines.................      264,468     49,742,239   --        50,006,707
  Poland......................           --     68,061,972   --        68,061,972
  Russia......................    9,320,240    196,322,156   --       205,642,396
  South Africa................   38,062,533    246,157,108   --       284,219,641
  South Korea.................   18,326,152    575,430,452   --       593,756,604
  Taiwan......................    9,347,981    480,372,493   --       489,720,474
  Thailand....................  103,053,381             --   --       103,053,381
  Turkey......................    1,154,826     73,353,356   --        74,508,182
Preferred Stocks
  Brazil......................    4,164,774    143,022,060   --       147,186,834
  Chile.......................           --         52,088   --            52,088
  Colombia....................    3,707,074             --   --         3,707,074
Rights/Warrants
  South Korea.................           --             --   --                --
Securities Lending Collateral.           --    244,708,521   --       244,708,521
                               ------------ --------------   --    --------------
TOTAL......................... $779,132,063 $3,202,315,384   --    $3,981,447,447
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                               PERCENTAGE
                                                     SHARES      VALUE++     OF NET ASSETS**
                                                     ------      -------     ---------------
COMMON STOCKS -- (87.8%)
ARGENTINA -- (0.0%)
    Other Securities..............................            $            1            0.0%
                                                              --------------           -----

BRAZIL -- (8.3%)
    Anhanguera Educacional Participacoes SA.......  2,379,735     14,230,629            0.4%
    Cia Hering....................................  1,041,790     15,090,189            0.4%
    Diagnosticos da America SA....................  2,097,741     10,768,045            0.3%
    EDP--Energias do Brasil SA....................  2,238,398     12,770,046            0.3%
    Equatorial Energia SA.........................  1,308,435     13,571,943            0.3%
    Estacio Participacoes SA......................  2,460,804     19,001,453            0.5%
    Mills Estruturas e Servicos de Engenharia SA..    684,126      9,450,762            0.2%
    MRV Engenharia e Participacoes SA.............  2,831,833     12,175,228            0.3%
    Odontoprev SA.................................  2,549,265     10,526,927            0.3%
*   PDG Realty SA Empreendimentos e Participacoes. 11,912,853     10,700,850            0.3%
    Sul America SA................................  1,675,809     12,241,484            0.3%
    Totvs SA......................................    592,700     10,010,991            0.2%
    Other Securities..............................               228,827,701            5.5%
                                                              --------------           -----
TOTAL BRAZIL......................................               379,366,248            9.3%
                                                              --------------           -----

CHILE -- (1.2%)
    Other Securities..............................                53,687,227            1.3%
                                                              --------------           -----

CHINA -- (13.4%)
    China Everbright International, Ltd...........  9,335,800      9,330,899            0.2%
    Kingboard Chemical Holdings, Ltd..............  3,127,921      8,140,723            0.2%
#   Kingsoft Corp., Ltd...........................  3,169,000      7,862,517            0.2%
    Sino Biopharmaceutical........................ 13,536,000      9,497,013            0.2%
#   Sino-Ocean Land Holdings, Ltd................. 12,793,851      8,112,580            0.2%
    Other Securities..............................               565,241,184           13.9%
                                                              --------------           -----
TOTAL CHINA.......................................               608,184,916           14.9%
                                                              --------------           -----

COLOMBIA -- (0.0%)
    Other Securities..............................                   766,239            0.0%
                                                              --------------           -----

HONG KONG -- (0.0%)
    Other Securities..............................                   784,892            0.0%
                                                              --------------           -----

HUNGARY -- (0.0%)
    Other Securities..............................                 1,195,029            0.0%
                                                              --------------           -----

INDIA -- (6.5%)
    Other Securities..............................               294,353,584            7.2%
                                                              --------------           -----

INDONESIA -- (3.2%)
    Mayora Indah Tbk PT...........................  3,284,750      8,523,530            0.2%
    Other Securities..............................               137,177,075            3.3%
                                                              --------------           -----
TOTAL INDONESIA...................................               145,700,605            3.5%
                                                              --------------           -----

ISRAEL -- (0.0%)
    Other Securities..............................                    42,022            0.0%
                                                              --------------           -----

MACEDONIA -- (0.0%)
    Other Securities..............................                        --            0.0%
                                                              --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                              SHARES      VALUE++     OF NET ASSETS**
                                                              ------      -------     ---------------
MALAYSIA -- (5.7%)
    Bursa Malaysia Bhd...................................... 3,510,700 $    8,945,447            0.2%
    KPJ Healthcare Bhd...................................... 4,305,350      8,324,145            0.2%
    Other Securities........................................              240,090,093            5.9%
                                                                       --------------           -----
TOTAL MALAYSIA..............................................              257,359,685            6.3%
                                                                       --------------           -----

MEXICO -- (3.8%)
#   Alsea S.A.B. de C.V..................................... 3,553,447     11,057,499            0.3%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B........ 6,587,305     17,544,605            0.4%
#*  Gruma S.A.B. de C.V. Class B............................ 1,690,397     11,622,795            0.3%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B. 1,650,025      8,592,056            0.2%
#*  Industrias CH S.A.B. de C.V. Series B................... 1,655,914      8,125,208            0.2%
#*  Promotora y Operadora de Infraestructura S.A.B. de C.V.. 1,672,951     16,988,199            0.4%
    Other Securities........................................              100,477,518            2.5%
                                                                       --------------           -----
TOTAL MEXICO................................................              174,407,880            4.3%
                                                                       --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities........................................               59,995,546            1.5%
                                                                       --------------           -----

POLAND -- (2.2%)
    Asseco Poland SA........................................   564,202      9,216,429            0.2%
    Lubelski Wegiel Bogdanka SA.............................   266,391      9,844,205            0.2%
    Other Securities........................................               80,187,914            2.0%
                                                                       --------------           -----
TOTAL POLAND................................................               99,248,548            2.4%
                                                                       --------------           -----

SOUTH AFRICA -- (7.4%)
    Aeci, Ltd...............................................   770,360      9,389,010            0.2%
*   Aveng, Ltd.............................................. 3,013,152      8,847,846            0.2%
    AVI, Ltd................................................ 2,511,843     14,755,317            0.4%
    Barloworld, Ltd.........................................   993,091      8,896,276            0.2%
#   Clicks Group, Ltd....................................... 2,118,882     13,215,346            0.3%
    Coronation Fund Managers, Ltd........................... 1,607,942     13,114,119            0.3%
*   Murray & Roberts Holdings, Ltd.......................... 3,176,473      9,670,849            0.2%
    Nampak, Ltd............................................. 2,740,692      9,060,557            0.2%
    Omnia Holdings, Ltd.....................................   486,127     10,032,055            0.3%
    PPC, Ltd................................................ 3,686,071     11,644,507            0.3%
    Reunert, Ltd............................................ 1,171,205      8,207,620            0.2%
*   Sappi, Ltd.............................................. 3,959,742     11,670,111            0.3%
    Spar Group, Ltd. (The)..................................   855,975     10,953,523            0.3%
    Tongaat Hulett, Ltd.....................................   734,460      9,252,131            0.2%
    Other Securities........................................              190,008,143            4.7%
                                                                       --------------           -----
TOTAL SOUTH AFRICA..........................................              338,717,410            8.3%
                                                                       --------------           -----

SOUTH KOREA -- (13.3%)
    DGB Financial Group, Inc................................   671,453     10,773,239            0.3%
#   Hotel Shilla Co., Ltd...................................   161,958     10,462,226            0.3%
    Hyosung Corp............................................   121,019      8,158,566            0.2%
    Macquarie Korea Infrastructure Fund..................... 1,468,851      9,136,011            0.2%
#   Mando Corp..............................................    60,934      8,214,702            0.2%
#   Shinsegae Co., Ltd......................................    35,692      8,985,590            0.2%
    Yuhan Corp..............................................    44,525      7,832,835            0.2%
    Other Securities........................................              541,117,350           13.2%
                                                                       --------------           -----
TOTAL SOUTH KOREA...........................................              604,680,519           14.8%
                                                                       --------------           -----

TAIWAN -- (13.9%)
    Other Securities........................................              632,416,334           15.4%
                                                                       --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                      ------       -------     ---------------
THAILAND -- (4.5%)
      Other Securities.............................................             $  202,541,380            4.9%
                                                                                --------------          ------

TURKEY -- (3.1%)
      Other Securities.............................................                141,990,626            3.5%
                                                                                --------------          ------
TOTAL COMMON STOCKS................................................              3,995,438,691           97.6%
                                                                                --------------          ------

PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.3%)
      Marcopolo SA.................................................   3,359,100      8,659,771            0.2%
      Other Securities.............................................                 51,863,133            1.3%
                                                                                --------------          ------
TOTAL BRAZIL.......................................................                 60,522,904            1.5%
                                                                                --------------          ------

CHILE -- (0.0%)
      Other Securities.............................................                     20,680            0.0%
                                                                                --------------          ------

COLOMBIA -- (0.0%)
      Other Securities.............................................                    265,674            0.0%
                                                                                --------------          ------
TOTAL PREFERRED STOCKS.............................................                 60,809,258            1.5%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
      Other Securities.............................................                      4,062            0.0%
                                                                                --------------          ------

CHILE -- (0.0%)
      Other Securities.............................................                         93            0.0%
                                                                                --------------          ------

MALAYSIA -- (0.0%)
      Other Securities.............................................                    221,901            0.0%
                                                                                --------------          ------

POLAND -- (0.0%)
      Other Securities.............................................                         --            0.0%
                                                                                --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.............................................                     16,964            0.0%
                                                                                --------------          ------

THAILAND -- (0.0%)
      Other Securities.............................................                     34,567            0.0%
                                                                                --------------          ------
TOTAL RIGHTS/WARRANTS..............................................                    277,587            0.0%
                                                                                --------------          ------

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT       VALUE+
                                                                      -------      ------             -
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (10.9%)
(S)@  DFA Short Term Investment Fund...............................  42,610,199    493,000,000           12.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $943,517 FNMA, rates
       ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $853,240) to be repurchased
       at $836,513................................................. $       837        836,510            0.0%
                                                                                --------------          ------
TOTAL SECURITIES LENDING COLLATERAL................................                493,836,510           12.1%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,088,232,390)..........................................               $4,550,362,046          111.2%
                                                                                ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Argentina................... $          1             --   --    $            1
  Brazil......................    6,838,317 $  372,527,931   --       379,366,248
  Chile.......................      271,673     53,415,554   --        53,687,227
  China.......................      807,859    607,377,057   --       608,184,916
  Colombia....................      766,239             --   --           766,239
  Hong Kong...................           --        784,892   --           784,892
  Hungary.....................           --      1,195,029   --         1,195,029
  India.......................       76,835    294,276,749   --       294,353,584
  Indonesia...................    2,879,423    142,821,182   --       145,700,605
  Israel......................           --         42,022   --            42,022
  Macedonia...................           --             --   --                --
  Malaysia....................           --    257,359,685   --       257,359,685
  Mexico......................  174,288,074        119,806   --       174,407,880
  Philippines.................           --     59,995,546   --        59,995,546
  Poland......................           --     99,248,548   --        99,248,548
  South Africa................    7,272,777    331,444,633   --       338,717,410
  South Korea.................           --    604,680,519   --       604,680,519
  Taiwan......................    2,507,973    629,908,361   --       632,416,334
  Thailand....................  202,447,408         93,972   --       202,541,380
  Turkey......................           --    141,990,626   --       141,990,626
Preferred Stocks
  Brazil......................           --     60,522,904   --        60,522,904
  Chile.......................           --         20,680   --            20,680
  Colombia....................      265,674             --   --           265,674
Rights/Warrants
  Brazil......................           --          4,062   --             4,062
  Chile.......................           --             93   --                93
  Malaysia....................           --        221,901   --           221,901
  Poland......................           --             --   --                --
  South Korea.................           --         16,964   --            16,964
  Thailand....................           --         34,567   --            34,567
Securities Lending Collateral.           --    493,836,510   --       493,836,510
                               ------------ --------------   --    --------------
TOTAL......................... $398,422,253 $4,151,939,793   --    $4,550,362,046
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                           THE JAPANESE   THE ASIA
                                                              THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                                                CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                                                  SERIES     VALUE SERIES*    SERIES       SERIES
                                                              -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $506,475, $716,973, $277,239
 and $259,540 of securities on loan, respectively)...........  $14,801,963    $8,745,596    $2,265,423   $1,259,640
Temporary Cash Investments at Value & Cost...................      110,064            --            --           --
Collateral Received from Securities on Loan at Value & Cost..           --           706           421          552
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      521,769       726,000       300,000      290,000
Foreign Currencies at Value..................................           --        24,350         2,022        1,579
Cash.........................................................           --        20,781           641        7,261
Receivables:
  Investment Securities Sold.................................       26,504         4,029         2,551          256
  Dividends, Interest and Tax Reclaims.......................       17,741        23,044        12,899        1,423
  Securities Lending Income..................................          453           276           274          376
Prepaid Expenses and Other Assets............................           --             1            --           --
                                                               -----------    ----------    ----------   ----------
     Total Assets............................................   15,478,494     9,544,783     2,584,231    1,561,087
                                                               -----------    ----------    ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      521,769       726,706       300,421      290,552
  Investment Securities Purchased............................      115,461        23,813         1,806        4,809
  Due to Advisor.............................................        1,223         1,472           193          106
Unrealized Loss on Foreign Currency Contracts................           --            17            --           14
Accrued Expenses and Other Liabilities.......................        1,053           645           187          108
                                                               -----------    ----------    ----------   ----------
     Total Liabilities.......................................      639,506       752,653       302,607      295,589
                                                               -----------    ----------    ----------   ----------
NET ASSETS...................................................  $14,838,988    $8,792,130    $2,281,624   $1,265,498
                                                               ===========    ==========    ==========   ==========
Investments at Cost..........................................  $ 9,455,514    $7,016,037    $2,058,019   $1,152,527
                                                               ===========    ==========    ==========   ==========
Foreign Currencies at Cost...................................  $        --    $   24,526    $    2,026   $    1,584
                                                               ===========    ==========    ==========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                               THE
                                              THE UNITED   CONTINENTAL THE CANADIAN
                                             KINGDOM SMALL    SMALL       SMALL                     THE EMERGING
                                                COMPANY      COMPANY     COMPANY     THE EMERGING   MARKETS SMALL
                                                SERIES       SERIES*     SERIES*    MARKETS SERIES*  CAP SERIES*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $28,773,
 $453,898, $261,509, $330,522 and
 $515,972 of securities on loan,
 respectively)..............................  $1,978,589   $3,208,290    $738,814     $3,736,738     $4,056,525
Collateral Received from Securities on Loan
 at Value & Cost............................         652          109         668            709            837
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      30,000      491,000     219,000        244,000        493,000
Foreign Currencies at Value.................       4,022        4,466       3,066          7,576         13,653
Cash........................................         233        1,415       1,203         26,299         18,595
Receivables:
  Investment Securities Sold................       2,722        2,074         168            116          9,691
  Dividends, Interest and Tax Reclaims......       4,898        4,595         624          3,735          3,644
  Securities Lending Income.................          23          653         272            382          1,580
                                              ----------   ----------    --------     ----------     ----------
     Total Assets...........................   2,021,139    3,712,602     963,815      4,019,555      4,597,525
                                              ----------   ----------    --------     ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      30,652      491,109     219,668        244,709        493,837
  Investment Securities Purchased...........       1,912        3,213       2,830          7,929         11,004
  Due to Advisor............................         165          268          62            315            685
Unrealized Loss on Foreign Currency
 Contracts..................................          --           12          --             76             19
Accrued Expenses and Other Liabilities......         123          234          51            366            457
                                              ----------   ----------    --------     ----------     ----------
     Total Liabilities......................      32,852      494,836     222,611        253,395        506,002
                                              ----------   ----------    --------     ----------     ----------
NET ASSETS..................................  $1,988,287   $3,217,766    $741,204     $3,766,160     $4,091,523
                                              ==========   ==========    ========     ==========     ==========
Investments at Cost.........................  $1,325,480   $2,416,569    $813,274     $2,525,063     $3,594,395
                                              ==========   ==========    ========     ==========     ==========
Foreign Currencies at Cost..................  $    4,036   $    4,499    $  3,060     $    7,593     $   13,701
                                              ==========   ==========    ========     ==========     ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                         THE JAPANESE   THE ASIA
                                                                THE U.S.      THE DFA       SMALL     PACIFIC SMALL
                                                               LARGE CAP   INTERNATIONAL   COMPANY       COMPANY
                                                              VALUE SERIES VALUE SERIES     SERIES       SERIES
                                                              ------------ ------------- ------------ -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $42, $19,855,
   $3,149 and $1,656, respectively)..........................  $  262,650   $  256,899     $ 37,753     $ 49,156
  Interest...................................................          56            6            1           --
  Income from Securities Lending.............................       2,227       13,232        3,109        4,274
                                                               ----------   ----------     --------     --------
     Total Investment Income.................................     264,933      270,137       40,863       53,430
                                                               ----------   ----------     --------     --------
EXPENSES
  Investment Advisory Services Fees..........................      12,720       15,819        2,039        1,121
  Accounting & Transfer Agent Fees...........................         850          542          150           92
  Custodian Fees.............................................         121          810          568          355
  Shareholders' Reports......................................          30           20            5            3
  Directors'/Trustees' Fees & Expenses.......................         131           85           21           12
  Professional Fees..........................................         431          236           51           29
  Other......................................................         156          158           39           23
                                                               ----------   ----------     --------     --------
     Total Expenses..........................................      14,439       17,670        2,873        1,635
                                                               ----------   ----------     --------     --------
  Fees Paid Indirectly.......................................          --          (22)          (6)          (5)
                                                               ----------   ----------     --------     --------
  Net Expenses...............................................      14,439       17,648        2,867        1,630
                                                               ----------   ----------     --------     --------
  NET INVESTMENT INCOME (LOSS)...............................     250,494      252,489       37,996       51,800
                                                               ----------   ----------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................   1,042,669      394,216       94,606        2,045
    Futures..................................................          --       (1,587)          --           --
    Foreign Currency Transactions*...........................          --       (2,158)      (2,405)          32
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............   2,531,751    1,329,657      403,911       64,761
    Translation of Foreign Currency Denominated Amounts......          --          544          393          (13)
                                                               ----------   ----------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)....................   3,574,420    1,720,672      496,505       66,825
                                                               ----------   ----------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................  $3,824,914   $1,973,161     $534,501     $118,625
                                                               ==========   ==========     ========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $3, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                         THE UNITED     THE
                                                          KINGDOM   CONTINENTAL THE CANADIAN              THE EMERGING
                                                           SMALL       SMALL       SMALL     THE EMERGING   MARKETS
                                                          COMPANY     COMPANY     COMPANY      MARKETS     SMALL CAP
                                                           SERIES     SERIES       SERIES       SERIES       SERIES
                                                         ---------- ----------- ------------ ------------ ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $121,
   $9,056, $2,937, $11,554 and $9,869,
   respectively)........................................  $ 56,947   $ 63,435     $18,004      $ 78,461     $ 81,658
  Interest..............................................        --         64          --            --           --
  Income from Securities Lending........................       354     10,444       3,280         3,929       16,799
                                                          --------   --------     -------      --------     --------
     Total Investment Income............................    57,301     73,943      21,284        82,390       98,457
                                                          --------   --------     -------      --------     --------
EXPENSES
  Investment Advisory Services Fees.....................     1,686      2,642         686         3,264        7,439
  Accounting & Transfer Agent Fees......................       125        191          57           236          264
  Custodian Fees........................................       131        636          97         1,359        2,675
  Shareholders' Reports.................................         4          6           2             8           10
  Directors'/Trustees' Fees & Expenses..................        18         28           8            35           39
  Professional Fees.....................................        42         75          18           115          190
  Other.................................................        30         49          11            66           88
                                                          --------   --------     -------      --------     --------
     Total Expenses.....................................     2,036      3,627         879         5,083       10,705
                                                          --------   --------     -------      --------     --------
  Fees Paid Indirectly..................................        (1)        (3)         (2)          (25)         (34)
                                                          --------   --------     -------      --------     --------
  Net Expenses..........................................     2,035      3,624         877         5,058       10,671
                                                          --------   --------     -------      --------     --------
  NET INVESTMENT INCOME (LOSS)..........................    55,266     70,319      20,407        77,332       87,786
                                                          --------   --------     -------      --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................   110,830     61,594       5,104        24,456       69,227
    Futures.............................................        --         --          --            --          463
    Foreign Currency Transactions*......................         8        (97)        (36)         (130)      (1,240)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........   377,497    843,629      14,601       145,893      144,458
    Translation of Foreign Currency Denominated
     Amounts............................................       (22)       123         (11)           (8)         (41)
                                                          --------   --------     -------      --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...............   488,313    905,249      19,658       170,211      212,867
                                                          --------   --------     -------      --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS........................................  $543,579   $975,568     $40,065      $247,543     $300,653
                                                          ========   ========     =======      ========     ========

----------
* Net of foreign capital gain taxes withheld of $14, $14, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                          THE U.S. LARGE CAP VALUE   THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                                   SERIES                 VALUE SERIES           COMPANY SERIES
                                          ------------------------  -----------------------  ----------------------
                                              YEAR         YEAR         YEAR        YEAR        YEAR        YEAR
                                             ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                            OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                              2013         2012         2013        2012        2013        2012
                                          -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........... $   250,494  $   212,847  $   252,489  $  260,321  $   37,996  $   35,567
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........   1,042,669      408,690      394,216     133,256      94,606      15,297
    Futures..............................          --           --       (1,587)         --          --        (283)
    Foreign Currency
     Transactions*.......................          --           --       (2,158)     (1,249)     (2,405)        593
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................   2,531,751    1,049,282    1,329,657    (157,327)    403,911     (47,991)
    Translation of Foreign Currency
     Denominated Amounts.................          --           --          544        (266)        393         (76)
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................   3,824,914    1,670,819    1,973,161     234,735     534,501       3,107
                                          -----------  -----------  -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions..........................   1,639,135      505,769    1,055,913     699,069     268,246     385,924
  Withdrawals............................  (1,214,213)    (922,543)  (1,475,193)   (651,462)   (207,854)   (205,115)
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........     424,922     (416,774)    (419,280)     47,607      60,392     180,809
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................   4,249,836    1,254,045    1,553,881     282,342     594,893     183,916
NET ASSETS
  Beginning of Year......................  10,589,152    9,335,107    7,238,249   6,955,907   1,686,731   1,502,815
                                          -----------  -----------  -----------  ----------  ----------  ----------
  End of Year............................ $14,838,988  $10,589,152  $ 8,792,130  $7,238,249  $2,281,624  $1,686,731
                                          ===========  ===========  ===========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $3, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           THE ASIA PACIFIC SMALL  THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                               COMPANY SERIES          COMPANY SERIES           COMPANY SERIES
                                           ----------------------  ----------------------   ----------------------
                                              YEAR        YEAR        YEAR         YEAR        YEAR        YEAR
                                             ENDED       ENDED       ENDED        ENDED       ENDED       ENDED
                                            OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                              2013        2012        2013         2012        2013        2012
                                           ----------  ----------  ----------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   51,800  $   39,082  $   55,266   $   41,958  $   70,319  $   62,863
  Net Realized Gain (Loss) on:
    Investment Securities Sold............      2,045      27,956     110,830      (16,423)     61,594      (4,064)
    Futures...............................         --        (140)         --          236          --          69
    Foreign Currency Transactions*........         32        (236)          8          339         (97)       (359)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     64,761       3,183     377,497      247,250     843,629         694
    Translation of Foreign Currency
     Denominated Amounts..................        (13)        (94)        (22)         (35)        123        (285)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    118,625      69,751     543,579      273,325     975,568      58,918
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    243,954     161,440      20,921       92,609      97,213     260,944
  Withdrawals.............................   (100,941)   (134,065)    (41,051)     (34,941)   (100,194)    (76,446)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    143,013      27,375     (20,130)      57,668      (2,981)    184,498
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    261,638      97,126     523,449      330,993     972,587     243,416
NET ASSETS
  Beginning of Year.......................  1,003,860     906,734   1,464,838    1,133,845   2,245,179   2,001,763
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Year............................. $1,265,498  $1,003,860  $1,988,287   $1,464,838  $3,217,766  $2,245,179
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $14, $0, $14 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                THE CANADIAN SMALL   THE EMERGING MARKETS    THE EMERGING MARKETS
                                                  COMPANY SERIES            SERIES             SMALL CAP SERIES
                                                ------------------  ----------------------  ----------------------
                                                  YEAR      YEAR       YEAR        YEAR        YEAR        YEAR
                                                 ENDED     ENDED      ENDED       ENDED       ENDED       ENDED
                                                OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                  2013      2012       2013        2012        2013        2012
                                                --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $ 20,407  $ 16,111  $   77,332  $   67,879  $   87,786  $   58,512
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................    5,104    26,982      24,456      34,169      69,227     106,663
    Futures....................................       --        --          --          --         463        (389)
    Foreign Currency Transactions*.............      (36)      111        (130)       (571)     (1,240)     (1,553)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   14,601   (63,323)    145,893      24,259     144,458       6,038
    Translation of Foreign Currency
     Denominated Amounts.......................      (11)       (7)         (8)         20         (41)        (15)
                                                --------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   40,065   (20,126)    247,543     125,756     300,653     169,256
                                                --------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions................................   42,578    11,500     937,021     523,537   1,276,889   1,002,685
  Withdrawals..................................  (30,525)  (38,550)   (331,711)   (175,967)   (439,369)    (93,517)
                                                --------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest.................   12,053   (27,050)    605,310     347,570     837,520     909,168
                                                --------  --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................   52,118   (47,176)    852,853     473,326   1,138,173   1,078,424
NET ASSETS
  Beginning of Year............................  689,086   736,262   2,913,307   2,439,981   2,953,350   1,874,926
                                                --------  --------  ----------  ----------  ----------  ----------
  End of Year.................................. $741,204  $689,086  $3,766,160  $2,913,307  $4,091,523  $2,953,350
                                                ========  ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $13, $1 and $87, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                     THE U.S. LARGE CAP VALUE SERIES
                                                      ------------------------------------------------------------
                                                          YEAR         YEAR        YEAR        YEAR        YEAR
                                                         ENDED        ENDED       ENDED       ENDED       ENDED
                                                        OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                          2013         2012        2011        2010        2009
-------------------------------------------------------------------------------------------------------------------
Total Return.........................................       35.68%       18.31%       5.69%      19.96%      11.90%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $14,838,988  $10,589,152  $9,335,107  $8,816,400  $7,508,400
Ratio of Expenses to Average Net Assets..............        0.11%        0.12%       0.12%       0.12%       0.13%
Ratio of Net Investment Income to Average Net Assets.        1.98%        2.15%       1.79%       2.02%       2.42%
Portfolio Turnover Rate..............................          15%          10%         14%         28%         29%
-------------------------------------------------------------------------------------------------------------------

                                                                           THE DFA INTERNATIONAL VALUE SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      28.18%       3.17%      (8.04)%      11.13%      35.41%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $8,792,130  $7,238,249  $6,955,907   $6,919,633  $6,191,964
Ratio of Expenses to Average Net Assets......................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Net Investment Income to Average Net Assets.........       3.20%       3.75%       3.47%        2.55%       3.22%
Portfolio Turnover Rate......................................         15%         14%          9%          20%         18%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                           THE JAPANESE SMALL COMPANY SERIES
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012        2011        2010        2009
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      30.62%       0.54%      10.07%       0.72%      22.69%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,281,624  $1,686,731  $1,502,815  $1,211,600  $1,183,036
Ratio of Expenses to Average Net Assets......................       0.14%       0.15%       0.14%       0.14%       0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.14%       0.15%       0.14%       0.14%       0.15%
Ratio of Net Investment Income to Average Net Assets.........       1.87%       2.17%       2.07%       1.95%       2.15%
Portfolio Turnover Rate......................................         16%          7%          5%         10%          7%
-------------------------------------------------------------------------------------------------------------------------

                                                                      THE ASIA PACIFIC SMALL COMPANY SERIES
                                                              -----------------------------------------------------
                                                                 YEAR        YEAR        YEAR      YEAR      YEAR
                                                                ENDED       ENDED       ENDED     ENDED     ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,  OCT. 31,  OCT. 31,
                                                                 2013        2012        2011      2010      2009
--------------------------------------------------------------------------------------------------------------------
Total Return.................................................      10.97%       7.48%    (5.15)%    28.91%    84.98%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,265,498  $1,003,860  $906,734   $935,138  $680,997
Ratio of Expenses to Average Net Assets......................       0.15%       0.16%     0.16%      0.17%     0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.15%       0.16%     0.16%      0.17%     0.18%
Ratio of Net Investment Income to Average Net Assets.........       4.64%       4.26%     3.78%      3.64%     4.00%
Portfolio Turnover Rate......................................          9%         18%       17%        18%       23%
--------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                       THE UNITED KINGDOM SMALL COMPANY SERIES
                                                              --------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR       YEAR
                                                                ENDED       ENDED       ENDED       ENDED      ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,
                                                                 2013        2012        2011        2010       2009
-----------------------------------------------------------------------------------------------------------------------
Total Return.................................................      37.42%      23.41%       0.20%      25.94%    43.51%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,988,287  $1,464,838  $1,133,845  $1,036,694  $770,472
Ratio of Expenses to Average Net Assets......................       0.12%       0.13%       0.13%       0.13%     0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.12%       0.13%       0.13%       0.13%     0.14%
Ratio of Net Investment Income to Average Net Assets.........       3.29%       3.37%       3.76%       2.86%     4.02%
Portfolio Turnover Rate......................................         17%          6%          7%         15%       10%
-----------------------------------------------------------------------------------------------------------------------

                                                                          THE CONTINENTAL SMALL COMPANY SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      43.67%       2.29%     (10.75)%      15.37%      43.78%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,217,766  $2,245,179  $2,001,763   $2,072,484  $1,630,892
Ratio of Expenses to Average Net Assets......................       0.14%       0.16%       0.15%        0.15%       0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.14%       0.16%       0.15%        0.15%       0.16%
Ratio of Net Investment Income to Average Net Assets.........       2.67%       3.15%       2.72%        2.24%       2.93%
Portfolio Turnover Rate......................................         13%          9%         10%          12%          7%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                                  THE CANADIAN SMALL COMPANY SERIES
                                                                          -------------------------------------------------
                                                                            YEAR       YEAR      YEAR      YEAR      YEAR
                                                                           ENDED      ENDED     ENDED     ENDED     ENDED
                                                                          OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                            2013       2012      2011      2010      2009
----------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................     5.71%    (2.51)%     0.27%    43.17%    61.67%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $741,204  $689,086   $736,262  $663,722  $365,181
Ratio of Expenses to Average Net Assets..................................     0.13%     0.15%      0.14%     0.15%     0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.13%     0.15%      0.14%     0.15%     0.17%
Ratio of Net Investment Income to Average Net Assets.....................     2.99%     2.29%      1.72%     1.05%     1.37%
Portfolio Turnover Rate..................................................       14%       22%        24%       10%       23%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                                                                              THE EMERGING MARKETS SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       6.99%       4.55%      (6.44)%      27.04%      53.99%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,766,160  $2,913,307  $2,439,981   $2,529,493  $2,109,316
Ratio of Expenses to Average Net Assets......................       0.16%       0.20%       0.20%        0.19%       0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.16%       0.20%       0.20%        0.19%       0.20%
Ratio of Net Investment Income to Average Net Assets.........       2.38%       2.55%       2.48%        2.18%       2.57%
Portfolio Turnover Rate......................................          4%          5%         16%          12%         14%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                         THE EMERGING MARKETS SMALL CAP SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       9.41%       7.19%     (12.94)%      41.96%      92.08%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,091,523  $2,953,350  $1,874,926   $1,881,356  $1,167,973
Ratio of Expenses to Average Net Assets......................       0.29%       0.36%       0.33%        0.32%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.29%       0.36%       0.33%        0.32%       0.33%
Ratio of Net Investment Income to Average Net Assets.........       2.37%       2.48%       2.32%        2.16%       2.52%
Portfolio Turnover Rate......................................         11%         13%         18%          15%         13%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   DOMESTIC EQUITY PORTFOLIO        INTERNATIONAL EQUITY PORTFOLIOS
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of October 31, 2013, The Emerging Markets Series and The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $306,665 and $469,527 (in thousands), respectively, that transferred from Level 1 to Level 2. At October 31, 2013, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the year ended October 31, 2013, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                       FEES PAID
                                                       INDIRECTLY
                                                       ----------
              The DFA International Value Series......    $22
              The Japanese Small Company Series.......      6
              The Asia Pacific Small Company Series...      5
              The United Kingdom Small Company Series.      1
              The Continental Small Company Series....      3
              The Canadian Small Company Series.......      2
              The Emerging Markets Series.............     25
              The Emerging Markets Small Cap Series...     34

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2013, the total related amounts paid by the Trust to the CCO were $56 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $336
                 The DFA International Value Series......  249
                 The Japanese Small Company Series.......   55
                 The Asia Pacific Small Company Series...   28
                 The United Kingdom Small Company Series.   35
                 The Continental Small Company Series....   67
                 The Canadian Small Company Series.......   17
                 The Emerging Markets Series.............   89
                 The Emerging Markets Small Cap Series...   60

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  PURCHASES    SALES
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $2,846,229 $1,917,181
         The DFA International Value Series......  1,195,737  1,352,756
         The Japanese Small Company Series.......    424,423    328,727
         The Asia Pacific Small Company Series...    292,353    101,862
         The United Kingdom Small Company Series.    311,120    290,915
         The Continental Small Company Series....    402,109    337,539
         The Canadian Small Company Series.......    137,097     94,187
         The Emerging Markets Series.............    787,720    120,319
         The Emerging Markets Small Cap Series...  1,300,754    398,830

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                          FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $10,087,540  $5,403,680   $ (57,424)    $5,346,256
The DFA International Value Series......   7,749,972   2,159,515    (437,185)     1,722,330
The Japanese Small Company Series.......   2,358,440     405,211    (228,601)       176,610
The Asia Pacific Small Company Series...   1,466,625     342,063    (259,002)        83,061
The United Kingdom Small Company Series.   1,376,431     714,857     (82,047)       632,810
The Continental Small Company Series....   2,914,221   1,100,391    (315,213)       785,178
The Canadian Small Company Series.......   1,036,766     139,500    (217,785)       (78,285)
The Emerging Markets Series.............   2,779,497   1,353,861    (151,910)     1,201,951
The Emerging Markets Small Cap Series...   4,120,776     867,716    (438,130)       429,586

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. REPURCHASE AGREEMENTS: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. FUTURES CONTRACTS: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2013 (amounts in thousands):

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                REALIZED GAIN (LOSS) ON
                                            DERIVATIVES RECOGNIZED IN INCOME
                                            --------------------------------
                                                    EQUITY CONTRACTS
                                            --------------------------------
    The DFA International Value Series*....             $(1,587)
    The Emerging Markets Small Cap Series*.             $   463

* As of October 31, 2013, there were no futures contracts outstanding. During the year ended October 31, 2013, the Series had limited activity in futures contracts.

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.89%       $ 6,790         20        $ 4        $23,318
The DFA International Value Series....     0.90%        12,445         46         14         76,121
The Japanese Small Company Series.....     0.88%         2,097         23          1          5,010
The Asia Pacific Small Company Series.     0.91%           614          5         --          2,155
The United Kingdom Small Company
  Series..............................     0.89%           224          4         --            503
The Continental Small Company Series..     0.85%           327         29         --          1,226
The Emerging Markets Series...........     0.89%         7,962         36          7         31,246
The Emerging Markets Small Cap Series.     0.86%        21,200         23         12         65,040

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2013.

I. SECURITIES LENDING:

   As of October 31, 2013, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                     MARKET VALUE
                                                     ------------
              The DFA International Value Series....   $ 29,499
              The Continental Small Company Series..        447
              The Canadian Small Company Series.....     55,991
              The Emerging Markets Series...........    111,222
              The Emerging Markets Small Cap Series.    102,610

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                  The Dimensional Emerging       MSCI Emerging Markets
                     Markets Value Fund         Index (net dividends)
                 -------------------------    ------------------------
10/31/2003                $10,000                     $10,000
11/30/2003                 10,114                      10,122
12/31/2003                 11,338                      10,855
 1/31/2004                 11,647                      11,234
 2/29/2004                 12,409                      11,749
 3/31/2004                 12,564                      11,896
 4/30/2004                 11,690                      10,922
 5/31/2004                 11,343                      10,704
 6/30/2004                 11,560                      10,749
 7/31/2004                 11,705                      10,552
 8/31/2004                 12,237                      10,990
 9/30/2004                 13,042                      11,624
10/31/2004                 13,459                      11,902
11/30/2004                 14,914                      13,004
12/31/2004                 15,881                      13,628
 1/31/2005                 16,148                      13,663
 2/28/2005                 17,621                      14,855
 3/31/2005                 16,341                      13,873
 4/30/2005                 15,762                      13,501
 5/31/2005                 16,001                      13,971
 6/30/2005                 16,533                      14,445
 7/31/2005                 17,734                      15,455
 8/31/2005                 18,027                      15,587
 9/30/2005                 19,478                      17,039
10/31/2005                 18,264                      15,925
11/30/2005                 19,620                      17,243
12/31/2005                 20,858                      18,262
 1/31/2006                 22,860                      20,301
 2/28/2006                 22,954                      20,277
 3/31/2006                 23,740                      20,456
 4/30/2006                 25,813                      21,913
 5/31/2006                 23,029                      19,617
 6/30/2006                 22,824                      19,569
 7/31/2006                 23,374                      19,849
 8/31/2006                 23,800                      20,355
 9/30/2006                 24,292                      20,524
10/31/2006                 25,989                      21,499
11/30/2006                 27,895                      23,097
12/31/2006                 28,883                      24,137
 1/31/2007                 29,338                      23,877
 2/28/2007                 29,513                      23,735
 3/31/2007                 31,059                      24,680
 4/30/2007                 33,545                      25,823
 5/31/2007                 36,106                      27,102
 6/30/2007                 37,143                      28,372
 7/31/2007                 38,915                      29,869
 8/31/2007                 37,673                      29,235
 9/30/2007                 41,074                      32,463
10/31/2007                 45,597                      36,084
11/30/2007                 42,288                      33,526
12/31/2007                 42,234                      33,643
 1/31/2008                 38,047                      29,445
 2/29/2008                 39,577                      31,618
 3/31/2008                 38,255                      29,945
 4/30/2008                 41,217                      32,375
 5/31/2008                 41,586                      32,976
 6/30/2008                 36,762                      29,687
 7/31/2008                 36,051                      28,567
 8/31/2008                 32,980                      26,285
 9/30/2008                 27,293                      21,685
10/31/2008                 18,826                      15,750
11/30/2008                 17,405                      14,565
12/31/2008                 19,553                      15,701
 1/31/2009                 17,796                      14,687
 2/28/2009                 16,283                      13,858
 3/31/2009                 19,110                      15,850
 4/30/2009                 22,870                      18,487
 5/31/2009                 28,031                      21,646
 6/30/2009                 27,690                      21,355
 7/31/2009                 31,417                      23,756
 8/31/2009                 31,664                      23,671
 9/30/2009                 34,596                      25,820
10/31/2009                 33,784                      25,852
11/30/2009                 35,950                      26,962
12/31/2009                 37,747                      28,027
 1/31/2010                 35,610                      26,464
 2/28/2010                 35,899                      26,557
 3/31/2010                 39,063                      28,701
 4/30/2010                 39,329                      29,049
 5/31/2010                 35,226                      26,494
 6/30/2010                 35,447                      26,299
 7/31/2010                 38,745                      28,489
 8/31/2010                 38,050                      27,936
 9/30/2010                 42,635                      31,040
10/31/2010                 44,106                      31,941
11/30/2010                 42,694                      31,098
12/31/2010                 46,258                      33,317
 1/31/2011                 44,816                      32,413
 2/28/2011                 44,091                      32,111
 3/31/2011                 46,635                      33,999
 4/30/2011                 48,313                      35,054
 5/31/2011                 46,487                      34,134
 6/30/2011                 45,540                      33,609
 7/31/2011                 45,178                      33,460
 8/31/2011                 40,609                      30,470
 9/30/2011                 33,333                      26,027
10/31/2011                 37,725                      29,475
11/30/2011                 35,825                      27,511
12/31/2011                 34,553                      27,179
 1/31/2012                 39,359                      30,262
 2/29/2012                 41,762                      32,074
 3/31/2012                 39,980                      31,004
 4/30/2012                 38,693                      30,633
 5/31/2012                 34,420                      27,198
 6/30/2012                 35,987                      28,248
 7/31/2012                 35,773                      28,799
 8/31/2012                 36,283                      28,703
 9/30/2012                 38,627                      30,435
10/31/2012                 38,139                      30,250
11/30/2012                 38,575                      30,634
12/31/2012                 41,400                      32,132
 1/31/2013                 42,080                      32,575
 2/28/2013                 41,392                      32,166
 3/31/2013                 41,052                      31,612
 4/30/2013                 41,422                      31,850
 5/31/2013                 40,254                      31,033
 6/30/2013                 36,875                      29,057
 7/31/2013                 37,607                      29,361             Past performance is not predictive of
 8/31/2013                 36,823                      28,856             future performance.
 9/30/2013                 39,551                      30,733
10/31/2013                 41,355                      32,226             The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN               redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS
          ---------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                8.43%      17.05%      15.25%             rights reserved.

--------------------------------------------------------------------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      MANAGEMENT DISCUSSION AND ANALYSIS


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2013

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in U.S. dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks while growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                  U.S. DOLLAR RETURN
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.


                         12 MONTHS ENDED OCTOBER 31, 2013
                          --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
------------------------------------------  --------------------- ------------------
              China........................         9.32%                9.28%
              South Korea..................         9.57%               12.65%
              Brazil.......................         7.85%               -1.52%
              Taiwan.......................        18.76%               18.08%
              South Africa.................        20.85%                5.07%
              India........................        14.98%                0.65%
              Russia.......................        12.94%               10.89%
              Mexico.......................         1.41%                2.11%
              Malaysia.....................        13.25%                9.32%
              Indonesia....................         1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

DIMENSIONAL EMERGING MARKETS VALUE FUND

   The Dimensional Emerging Markets Value Fund seeks to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 8.43% for the Fund and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Fund invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks during the period. The Fund's greater exposure to small cap stocks was primarily responsible for the Fund's outperformance relative to the Index. The Fund's greater exposure to value stocks, as measured by book-to-market, was also beneficial as these stocks generally outperformed the Index.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED OCTOBER 31, 2013
EXPENSE TABLES
                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/13  10/31/13    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return...................... $1,000.00 $  998.40    0.13%    $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              Consumer Discretionary.......................   6.2%
              Consumer Staples.............................   4.9%
              Energy.......................................  17.2%
              Financials...................................  33.9%
              Health Care..................................   0.4%
              Industrials..................................  11.7%
              Information Technology.......................   7.2%
              Materials....................................  15.0%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   1.4%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.5%)
BRAZIL -- (8.0%)
    Banco do Brasil SA..................................   6,171,473 $   81,690,539            0.4%
#   Banco Santander Brasil SA ADR.......................  18,012,780    124,828,565            0.6%
    BM&FBovespa SA......................................  21,761,674    122,651,270            0.6%
#   Gerdau SA Sponsored ADR.............................  14,806,992    117,419,446            0.6%
#   Petroleo Brasileiro SA ADR..........................  20,410,443    355,754,021            1.8%
#   Petroleo Brasileiro SA Sponsored ADR................  22,111,474    401,544,368            2.1%
    Other Securities....................................                465,245,129            2.5%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,669,133,338            8.6%
                                                                     --------------           -----

CHILE -- (1.5%)
    Enersis SA Sponsored ADR............................   5,622,312     92,768,148            0.5%
    Other Securities....................................                211,091,146            1.1%
                                                                     --------------           -----
TOTAL CHILE.............................................                303,859,294            1.6%
                                                                     --------------           -----

CHINA -- (14.0%)
    Agricultural Bank of China, Ltd. Class H............ 255,464,000    123,106,826            0.7%
    Bank of China, Ltd. Class H......................... 989,630,331    465,927,610            2.4%
    Bank of Communications Co., Ltd. Class H............ 110,893,574     81,256,211            0.4%
    China Construction Bank Corp. Class H............... 281,910,940    219,334,202            1.1%
    China Petroleum & Chemical Corp. ADR................   1,291,935    103,832,800            0.6%
    China Petroleum & Chemical Corp. Class H............ 212,971,575    172,402,097            0.9%
#   China Unicom Hong Kong, Ltd. ADR....................   7,316,862    114,143,047            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 148,536,996    103,936,545            0.6%
    Other Securities....................................              1,521,553,477            7.7%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,905,492,815           15.0%
                                                                     --------------           -----

COLOMBIA -- (0.1%)
    Other Securities....................................                 19,308,502            0.1%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.1%)
    Other Securities....................................                 30,941,403            0.2%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                     26,658            0.0%
                                                                     --------------           -----

HUNGARY -- (0.5%)
#   OTP Bank P.L.C......................................   3,936,697     81,667,483            0.4%
    Other Securities....................................                 12,457,748            0.1%
                                                                     --------------           -----
TOTAL HUNGARY...........................................                 94,125,231            0.5%
                                                                     --------------           -----

INDIA -- (6.0%)
    ICICI Bank, Ltd. Sponsored ADR......................   3,394,535    126,684,046            0.7%
    Reliance Industries, Ltd............................  20,872,830    310,667,472            1.6%
    Other Securities....................................                812,836,187            4.1%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,250,187,705            6.4%
                                                                     --------------           -----

INDONESIA -- (2.3%)
    Other Securities....................................                476,382,766            2.4%
                                                                     --------------           -----

ISRAEL -- (0.0%)
    Other Securities....................................                    296,602            0.0%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
MALAYSIA -- (3.6%)
    Other Securities....................................             $  741,293,938            3.8%
                                                                     --------------           -----

MEXICO -- (6.1%)
    Alfa S.A.B. de C.V. Class A.........................  51,102,755    139,906,142            0.7%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  16,838,196    178,148,109            0.9%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   2,494,369    232,724,627            1.2%
    Grupo Financiero Banorte S.A.B. de C.V..............  23,160,991    148,261,585            0.8%
    Other Securities....................................                574,307,739            2.9%
                                                                     --------------           -----
TOTAL MEXICO............................................              1,273,348,202            6.5%
                                                                     --------------           -----

PHILIPPINES -- (1.0%)
    Other Securities....................................                216,700,475            1.1%
                                                                     --------------           -----

POLAND -- (1.6%)
    PGE SA..............................................  13,948,284     81,477,830            0.4%
#   Polski Koncern Naftowy Orlen SA.....................   6,239,721     88,026,919            0.5%
    Other Securities....................................                157,488,252            0.8%
                                                                     --------------           -----
TOTAL POLAND............................................                326,993,001            1.7%
                                                                     --------------           -----

RUSSIA -- (4.9%)
    Gazprom OAO Sponsored ADR........................... 106,937,161    999,584,526            5.1%
    Other Securities....................................                 21,297,582            0.1%
                                                                     --------------           -----
TOTAL RUSSIA............................................              1,020,882,108            5.2%
                                                                     --------------           -----

SOUTH AFRICA -- (6.7%)
#   Barclays Africa Group, Ltd..........................   6,124,179     94,589,135            0.5%
#   Nedbank Group, Ltd..................................   3,713,947     80,747,979            0.4%
    Sanlam, Ltd.........................................  24,685,296    132,450,694            0.7%
    Standard Bank Group, Ltd............................  18,943,972    241,007,060            1.2%
#*  Steinhoff International Holdings, Ltd...............  24,286,822     93,754,826            0.5%
    Other Securities....................................                752,656,981            3.9%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,395,206,675            7.2%
                                                                     --------------           -----

SOUTH KOREA -- (14.6%)
    Hana Financial Group, Inc...........................   4,078,729    156,836,439            0.8%
#   Hyundai Steel Co....................................   1,197,245     98,578,876            0.5%
    KB Financial Group, Inc.............................   2,902,753    114,320,481            0.6%
    KB Financial Group, Inc. ADR........................   3,182,416    123,509,565            0.7%
#   LG Electronics, Inc.................................   1,776,548    113,798,502            0.6%
    POSCO...............................................     681,110    203,339,180            1.1%
#   POSCO ADR...........................................   1,626,923    121,140,686            0.6%
    Samsung C&T Corp....................................   1,386,322     82,261,509            0.4%
#   Samsung SDI Co., Ltd................................     520,138     86,702,427            0.5%
    Shinhan Financial Group Co., Ltd....................   5,415,719    236,144,882            1.2%
    SK Holdings Co., Ltd................................     530,249     96,102,228            0.5%
    SK Innovation Co., Ltd..............................     845,193    118,461,430            0.6%
    Other Securities....................................              1,483,201,139            7.5%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              3,034,397,344           15.6%
                                                                     --------------           -----

TAIWAN -- (13.9%)
    Fubon Financial Holding Co., Ltd....................  88,739,471    130,052,844            0.7%
    Mega Financial Holding Co., Ltd..................... 135,127,381    117,005,240            0.6%
#   United Microelectronics Corp........................ 218,090,681     92,516,948            0.5%
    Yuanta Financial Holding Co., Ltd................... 151,353,654     82,534,377            0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                              PERCENTAGE
                                   SHARES       VALUE++     OF NET ASSETS**
                                   ------       -------     ---------------
    TAIWAN -- (Continued)
        Other Securities........            $ 2,460,013,826           12.6%
                                            ---------------           -----
    TOTAL TAIWAN................              2,882,123,235           14.8%
                                            ---------------           -----

    THAILAND -- (3.1%)
        PTT Global Chemical PCL. 32,067,141      80,876,163            0.4%
        PTT PCL................. 10,844,100     110,444,328            0.6%
        Other Securities........                460,615,908            2.4%
                                            ---------------           -----
    TOTAL THAILAND..............                651,936,399            3.4%
                                            ---------------           -----

    TURKEY -- (2.5%)
        Turkiye Is Bankasi...... 36,884,191     100,763,267            0.5%
        Other Securities........                418,780,142            2.2%
                                            ---------------           -----
    TOTAL TURKEY................                519,543,409            2.7%
                                            ---------------           -----
    TOTAL COMMON STOCKS.........             18,812,179,100           96.8%
                                            ---------------           -----

    PREFERRED STOCKS -- (2.2%)
    BRAZIL -- (2.1%)
        Petroleo Brasileiro SA.. 24,521,904     222,343,011            1.2%
        Other Securities........                221,166,672            1.1%
                                            ---------------           -----
    TOTAL BRAZIL................                443,509,683            2.3%
                                            ---------------           -----

    COLOMBIA -- (0.1%)
        Other Securities........                 15,140,331            0.1%
                                            ---------------           -----
    TOTAL PREFERRED STOCKS......                458,650,014            2.4%
                                            ---------------           -----

    RIGHTS/WARRANTS -- (0.0%)
    CHILE -- (0.0%)
        Other Securities........                        100            0.0%
                                            ---------------           -----

    MALAYSIA -- (0.0%)
        Other Securities........                    385,124            0.0%
                                            ---------------           -----

    POLAND -- (0.0%)
        Other Securities........                         --            0.0%
                                            ---------------           -----

    SOUTH KOREA -- (0.0%)
        Other Securities........                     22,204            0.0%
                                            ---------------           -----

    THAILAND -- (0.0%)
        Other Securities........                     57,286            0.0%
                                            ---------------           -----
    TOTAL RIGHTS/WARRANTS.......                    464,714            0.0%
                                            ---------------           -----


DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                     SHARES/
                                                                      FACE                        PERCENTAGE
                                                                     AMOUNT         VALUE+      OF NET ASSETS**
                                                                     -------        ------      ---------------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund..............................  129,904,927 $ 1,503,000,000            7.7%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $12,056,798 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $10,903,189) to be
       repurchased at $10,689,437................................. $     10,689      10,689,401            0.1%
                                                                                ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................                1,513,689,401            7.8%
                                                                                ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $20,304,856,701)........................................                $20,784,983,229          107.0%
                                                                                ===============          ======

Summary of the Fund's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,073,840,952 $   595,292,386   --    $ 1,669,133,338
  Chile.......................     99,110,686     204,748,608   --        303,859,294
  China.......................    236,947,644   2,668,545,171   --      2,905,492,815
  Colombia....................     19,308,502              --   --         19,308,502
  Czech Republic..............             --      30,941,403   --         30,941,403
  Hong Kong...................             --          26,658   --             26,658
  Hungary.....................             --      94,125,231   --         94,125,231
  India.......................    146,609,452   1,103,578,253   --      1,250,187,705
  Indonesia...................      6,187,469     470,195,297   --        476,382,766
  Israel......................         20,113         276,489   --            296,602
  Malaysia....................             --     741,293,938   --        741,293,938
  Mexico......................  1,272,993,390         354,812   --      1,273,348,202
  Philippines.................             --     216,700,475   --        216,700,475
  Poland......................        119,863     326,873,138   --        326,993,001
  Russia......................        814,231   1,020,067,877   --      1,020,882,108
  South Africa................    170,364,260   1,224,842,415   --      1,395,206,675
  South Korea.................    362,529,229   2,671,868,115   --      3,034,397,344
  Taiwan......................     38,733,186   2,843,390,049   --      2,882,123,235
  Thailand....................    651,936,399              --   --        651,936,399
  Turkey......................             --     519,543,409   --        519,543,409
Preferred Stocks
  Brazil......................             --     443,509,683   --        443,509,683
  Colombia....................     15,140,331              --   --         15,140,331
Rights/Warrants
  Chile.......................             --             100   --                100
  Malaysia....................             --         385,124   --            385,124
  Poland......................             --              --   --                 --
  South Korea.................             --          22,204   --             22,204
  Thailand....................             --          57,286   --             57,286
Securities Lending Collateral.             --   1,513,689,401   --      1,513,689,401
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,094,655,707 $16,690,327,522   --    $20,784,983,229
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $1,645,822 of securities on loan)*....... $19,271,294
Collateral Received from Securities on Loan at Value & Cost..............      10,689
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,503,000
Foreign Currencies at Value..............................................      58,647
Cash.....................................................................      90,464
Receivables:
  Investment Securities Sold.............................................      28,594
  Dividends, Interest and Tax Reclaims...................................       6,129
  Securities Lending Income..............................................       1,920
                                                                          -----------
     Total Assets........................................................  20,970,737
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,513,689
  Investment Securities Purchased........................................      26,347
  Due to Advisor.........................................................       1,628
Unrealized Loss on Foreign Currency Contracts............................          64
Accrued Expenses and Other Liabilities...................................       1,723
                                                                          -----------
     Total Liabilities...................................................   1,543,451
                                                                          -----------
NET ASSETS............................................................... $19,427,286
                                                                          ===========
Investments at Cost...................................................... $18,791,168
                                                                          ===========
Foreign Currencies at Cost............................................... $    58,852
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

  INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $65,796).......... $  421,959
    Interest......................................................         15
    Income from Securities Lending................................     25,619
                                                                   ----------
       Total Investment Income....................................    447,593
                                                                   ----------
  EXPENSES
    Investment Advisory Services Fees.............................     18,145
    Accounting & Transfer Agent Fees..............................      1,269
    Custodian Fees................................................      7,431
    Shareholders' Reports.........................................         48
    Directors'/Trustees' Fees & Expenses..........................        198
    Professional Fees.............................................        741
    Other.........................................................        465
                                                                   ----------
       Total Expenses.............................................     28,297
                                                                   ----------
    Fees Paid Indirectly..........................................       (111)
                                                                   ----------
    Net Expenses..................................................     28,186
                                                                   ----------
    NET INVESTMENT INCOME (LOSS)..................................    419,407
                                                                   ----------
  REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:..................................
      Investment Securities Sold..................................    304,248
      Foreign Currency Transactions...............................     (2,833)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................    724,674
      Translation of Foreign Currency Denominated Amounts.........          7
                                                                   ----------
    NET REALIZED AND UNREALIZED GAIN (LOSS).......................  1,026,096
                                                                   ----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. $1,445,503
                                                                   ==========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                 YEAR         YEAR
                                                                                ENDED        ENDED
                                                                               OCT. 31,     OCT. 31,
                                                                                 2013         2012
                                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............................................. $   419,407  $   375,228
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................     304,248      398,744
    Futures.................................................................          --       (1,269)
    Foreign Currency Transactions*..........................................      (2,833)      (4,761)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................     724,674     (574,018)
    Translation of Foreign Currency Denominated Amounts.....................           7         (185)
                                                                             -----------  -----------
       Net Increase (Decrease) in Net Assets Resulting from Operations......   1,445,503      193,739
                                                                             -----------  -----------
Transactions in Interest:
  Contributions.............................................................   2,894,722    3,560,477
  Withdrawals...............................................................  (1,797,261)    (873,473)
                                                                             -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..................   1,097,461    2,687,004
                                                                             -----------  -----------
     Total Increase (Decrease) in Net Assets................................   2,542,964    2,880,743
NET ASSETS
  Beginning of Year.........................................................  16,884,322   14,003,579
                                                                             -----------  -----------
  End of Year............................................................... $19,427,286  $16,884,322
                                                                             ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $314, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                     DIMENSIONAL EMERGING MARKETS VALUE FUND
                                                         ---------------------------------------------------------------
                                                             YEAR         YEAR         YEAR          YEAR        YEAR
                                                            ENDED        ENDED        ENDED         ENDED       ENDED
                                                           OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,
                                                             2013         2012         2011          2010        2009
-------------------------------------------------------------------------------------------------------------------------
Total Return............................................        8.43%        1.10%      (14.47)%       30.55%      79.39%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $19,427,286  $16,884,322  $14,003,579   $11,917,955  $7,965,125
Ratio of Expenses to Average Net Assets.................        0.16%        0.20%        0.20%         0.19%       0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.16%        0.20%        0.20%         0.19%       0.21%
Ratio of Net Investment Income to Average Net Assets....        2.32%        2.43%        2.29%         1.81%       2.17%
Portfolio Turnover Rate.................................           6%           8%           5%           15%         20%
-------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. The Fund will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2013, the Fund had significant transfers of securities with a total value of $1,222,930 (in thousands) that transferred from Level 1 to Level 2. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging

Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2013, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $369 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the year ended October 31, 2013, the Fund's investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were $111 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $27 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  PURCHASES    SALES
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $2,746,457 $1,070,905

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                          FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $20,422,709  $3,294,843  $(2,932,568)    $362,275

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. REPURCHASE AGREEMENTS: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                            AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                         ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value Fund.     0.86%       $36,348         19        $17        $86,942

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of October 31, 2013.

H. SECURITIES LENDING:

   As of October 31, 2013, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $284,247 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF DIMENSIONAL EMERGING MARKETS VALUE FUND:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian, brokers, and the transfer agent of the investee fund provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      NAME, POSITION                                PORTFOLIOS WITHIN THE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/      AND OTHER DIRECTORSHIPS OF PUBLIC COMPANIES
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE           OVERSEEN                               HELD
----------------------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED TRUSTEES/DIRECTORS
----------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       Since Inception      106 portfolios in 4    Leo Melamed Professor of Finance, The
Director of DFAIDG and DIG.                         investment companies   University of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
----------------------------------------------------------------------------------------------------------------------------
John P. Gould                  Since Inception      106 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Economics, The University of
Trustee of DFAITC and DEM.                                                 Chicago Booth School of Business (since 1965).
The University of Chicago                                                  Member and Chair, Competitive Markets Advisory
Booth School of Business                                                   Committee, Chicago Mercantile Exchange
5807 S. Woodlawn Avenue                                                    (futures trading exchange) (since 2004).
Chicago, IL 60637                                                          Formerly, Director of UNext, Inc. (1999-2006).
1939                                                                       Trustee, Harbor Fund (registered investment
                                                                           company) (30 Portfolios) (since 1994). Formerly,
                                                                           Member of the Board of Milwaukee Mutual
                                                                           Insurance Company (1997-2010).
----------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              Since Inception      106 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                                 Partner, Zebra Capital Management, LLC (hedge
Yale School of Management                                                  fund manager) (since 2001). Consultant to
P.O. Box 208200                                                            Morningstar, Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                   Chairman, Ibbotson Associates, Inc., Chicago, IL
1943                                                                       (software data publishing and consulting) (1977-
                                                                           2006). Formerly, Director, BIRR Portfolio
                                                                           Analysis, Inc. (software products) (1990-2010).
----------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               Since Inception      106 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.                         investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.                                                 Professor of Human Resources Management
Stanford University                                                        and Economics, Graduate School of Business,
Graduate School of Business                                                Stanford University (since 1995). Cornerstone
518 Memorial Way Stanford,                                                 Research (expert testimony and economic and
CA 94305-5015                                                              financial analysis) (since 2009). Formerly,
1948                                                                       Chairman of the President George W. Bush's
                                                                           Council of Economic Advisers (2006-2009).
                                                                           Formerly, Council of Economic Advisors, State of
                                                                           California (2005-2006). Formerly, Commissioner,
                                                                           White House Panel on Tax Reform (2005).
----------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               Since Inception      106 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.                         investment companies   Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.                                                 Chairman, Platinum Grove Asset Management,
c/o Dimensional Fund                                                       L.P. (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP                                                               Partners) (1999-2009). Formerly, Managing
6300 Bee Cave Road                                                         Partner, Oak Hill Capital Management (private
Building 1                                                                 equity firm) (until 2004). Director, American
Austin, TX 78746                                                           Century Fund Complex (registered investment
1941                                                                       companies) (40 Portfolios) (since 1980).
                                                                           Formerly, Director, Chicago Mercantile Exchange
                                                                           (2001-2008).
----------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 Since Inception      106 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Accounting, The University of
Trustee of DFAITC and DEM.                                                 Chicago Booth School of Business (since 1980).
The University of Chicago                                                  Co-Director Investment Research, Fundamental
Booth School of Business                                                   Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn Avenue                                                    Director, HNI Corporation (formerly known as
Chicago, IL 60637                                                          HON Industries Inc.) (office furniture) (since
1953                                                                       2000). Director, Ryder System Inc.
                                                                           (transportation, logistics and supply-chain
                                                                           management) (since 2003). Trustee, UBS Funds
                                                                           (4 investment companies within the fund
                                                                           complex) (52 portfolios) (since 2009).
----------------------------------------------------------------------------------------------------------------------------

     NAME, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND,        TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND YEAR OF BIRTH   LENGTH OF SERVICE           OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-------------------------------------------------------------------------------------------------------------------------------
                                              INTERESTED TRUSTEES/DIRECTORS*
-------------------------------------------------------------------------------------------------------------------------------
David G. Booth               Since Inception      106 portfolios in 4    Chairman, Director/Trustee, President, and Co-Chief
Chairman, Director,                               investment companies   Executive Officer (since January 2010) of
Co-Chief Executive                                                       Dimensional Holdings Inc., Dimensional Fund
Officer and President of                                                 Advisors LP, DFA Securities LLC, DEM, DFAIDG,
DFAIDG and DIG.                                                          DIG and DFAITC. Director of Dimensional Fund
Chairman, Trustee,                                                       Advisors Ltd., Dimensional Funds PLC, Dimensional
Co-Chief Executive                                                       Funds II PLC, DFA Australia Limited, Dimensional
Officer and President of                                                 Cayman Commodity Fund I Ltd., Dimensional Japan
DFAITC and DEM.                                                          Ltd. and Dimensional Advisors Ltd. Chairman,
6300 Bee Cave Road,                                                      Director and Co-Chief Executive Officer of
Building One Austin,                                                     Dimensional Fund Advisors Canada ULC. President,
Texas 78746                                                              Dimensional SmartNest (US) LLC. Limited Partner,
1946                                                                     Oak Hill Partners (since 2001) and VSC Investors,
                                                                         LLC (since 2007). Trustee, The University of
                                                                         Chicago. Trustee, University of Kansas Endowment
                                                                         Association. Formerly, Chief Executive Officer (until
                                                                         2010) and Chief Investment Officer (2003-2007) of
                                                                         Dimensional Fund Advisors LP, DFA Securities LLC,
                                                                         DEM, DFAIDG, DIG , DFAITC, Dimensional
                                                                         Holdings Inc. Formerly, Chief Investment Officer of
                                                                         Dimensional Fund Advisors Ltd. Formerly, President
                                                                         and Chief Investment Officer of DFA Australia
                                                                         Limited. Formerly, Director, SA Funds (registered
                                                                         investment company).
-------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           Since 2009           106 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief                                investment companies   Chief Investment Officer (since March 2007) and
Executive Officer and                                                    Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer                                                 Dimensional Fund Advisors LP, DFA Securities LLC,
of DFAIDG and DIG.                                                       DEM, DFAIDG, DIG, DFAITC and Dimensional
Trustee, Co-Chief                                                        Cayman Commodity Fund I Ltd. Director, Co-Chief
Executive Officer and                                                    Executive Officer, President and Chief Investment
Chief Investment Officer                                                 Officer of Dimensional Fund Advisors Canada ULC.
of DFAITC and DEM.                                                       Chief Investment Officer, Vice President and Director
6300 Bee Cave Road,                                                      of DFA Australia Limited. Director of Dimensional
Building One                                                             Fund Advisors Ltd., Dimensional Funds PLC,
Austin, TX 78746                                                         Dimensional Funds II PLC, Dimensional Japan Ltd.
1967                                                                     and Dimensional Advisors Ltd., Formerly President
                                                                         of Dimensional Holdings Inc, Dimensional Fund
                                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
                                                                         DIG, DFAITC and Dimensional Fund Advisors
                                                                         Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
                                                     OFFICERS
---------------------------------------------------------------------------------------------------------------------
April A. Aandal                  Since 2008      Vice President of all the DFA Entities.
Vice President
1963
---------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta                 Since 2012      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                   Business Development at Capson Physicians Insurance Company
1974                                             (2010-2012); Vice President at Charles Schwab (2007-2010).
---------------------------------------------------------------------------------------------------------------------
Darryl D. Avery                  Since 2005      Vice President of all the DFA Entities.
Vice President
1966
---------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                 Since 1993      Vice President of all the DFA Entities. Director and Managing
Vice President                                   Director of DFAL (since September 2013).
1955
---------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth                Since 2007      Vice President of all the DFA Entities.
Vice President
1968
---------------------------------------------------------------------------------------------------------------------
Valerie A. Brown                 Since 2001      Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                     Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
Secretary                                        Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
1967                                             Ltd., Dimensional Hong Kong Limited. Director, Vice President and
                                                 Assistant Secretary of Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------
David P. Butler                  Since 2007      Vice President of all the DFA Entities. Head of Global Financial
Vice President                                   Services of Dimensional (since 2008).
1964
---------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (December 2010-January2012); Regional Director
1970                                             at Russell Investments (April 2006-December 2010).
---------------------------------------------------------------------------------------------------------------------
James G. Charles                 Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (2008-2010); Vice President, Client Portfolio
1956                                             Manager at American Century Investments (2001-2008).
---------------------------------------------------------------------------------------------------------------------
Joseph H. Chi                    Since 2009      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                   Management of Dimensional (since March 2012). Sr. Portfolio
1966                                             Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                 Manager for Dimensional (October 2005-January 2012).
---------------------------------------------------------------------------------------------------------------------
Stephen A. Clark                 Since 2004      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                   Dimensional Fund Advisors Canada ULC. Head of Institutional,
1972                                             North America (since March 2012). Formerly, Head of Portfolio
                                                 Management of Dimensional (January 2006-March 2012).
---------------------------------------------------------------------------------------------------------------------
Matt B. Cobb                     Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since September 2011). Formerly, Vice President at
1971                                             MullinTBG 92005-2011).
---------------------------------------------------------------------------------------------------------------------
Ryan Cooper                      Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since 2003).
1979
---------------------------------------------------------------------------------------------------------------------

                                 TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND     AND LENGTH OF
       AND YEAR OF BIRTH             SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell                  Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                      for Dimensional (August 2002-January 2012).
1976
------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell                   Since 2007      Vice President of all the DFA Entities.
Vice President
1949
------------------------------------------------------------------------------------------------------------------------
George H. Crane                     Since 2010      Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                      President and Managing Director at State Street Bank & Trust
1955                                                Company (2007-2008).
------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan              Since 2004      Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                     Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                  and Dimensional SmartNest (US) LLC. Chief Compliance Officer of
1965                                                Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------------
James L. Davis                      Since 1999      Vice President of all the DFA Entities.
Vice President
1956
------------------------------------------------------------------------------------------------------------------------
Robert T. Deere                     Since 1994      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                      Dimensional Fund Advisors Canada ULC.
1957
------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard                    Since 2010      Vice President of all the DFA Entities. Research Associate for
Vice President                                      Dimensional (since August 2008).
1972
------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner                  Since 2001      Vice President of all the DFA Entities.
Vice President
1970
------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice                  Since 1998      Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                        DFA Australia Limited.
Secretary
1965
------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                 Since 2004      Vice President of all the DFA Entities.
Vice President
1971
------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall                      Since 2008      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                      Management of Dimensional (since March 2012). Sr. Portfolio
1974                                                Manager of Dimensional (since January 2012).
------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman                   Since 2009      Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                      for Dimensional (since June 2006).
1970
------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour                    Since 2007      Vice President of all the DFA Entities.
Vice President
1967
------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum                      Since 2012      Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                      at BlackRock (2004-January 2012).
1968
------------------------------------------------------------------------------------------------------------------------
Henry F. Gray                       Since 2000      Vice President of all the DFA Entities.
Vice President
1967
------------------------------------------------------------------------------------------------------------------------
John T. Gray                        Since 2007      Vice President of all the DFA Entities.
Vice President
1974
------------------------------------------------------------------------------------------------------------------------
Christian Gunther                   Since 2011      Vice President of all the DFA Entities. Senior Trader for
Vice President                                      Dimensional (since 2012). Formerly, Senior Trader for Dimensional
1975                                                Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd.
                                                    (2008-2009); Trader for Dimensional (2004-2008).
------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner                      Since 2007      Vice President of all the DFA Entities.
Vice President
1967
------------------------------------------------------------------------------------------------------------------------

                                    TERM OF OFFICE/1/
   NAME, POSITION WITH THE FUND      AND LENGTH OF
        AND YEAR OF BIRTH               SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
Julie C. Henderson                     Since 2005      Vice President and Fund Controller of all the DFA Entities,
Vice President and Fund Controller                     Dimensional Cayman Commodity Fund I Ltd. and Dimensional
1974                                                   Japan Ltd.
----------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight                         Since 2005      Vice President of all the DFA Entities.
Vice President
1967
----------------------------------------------------------------------------------------------------------------------------
Christine W. Ho                        Since 2004      Vice President of all the DFA Entities.
Vice President
1967
----------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath                     Since 2011      Vice President of all the DFA Entities. Formerly, Managing Director,
Vice President                                         Co-Head Global Consultant Relations at BlackRock (2004-2011).
1960
----------------------------------------------------------------------------------------------------------------------------
William A. Irvine                      Since 2013      Vice President of all the DFA Entities, Regional Director For
Vice President                                         Dimensional (since 2012). Formerly, Vice President of Institutional
1957                                                   Business Development at Eaton Vance (2005-2011).
----------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon                           Since 2004      Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                         Commodity Fund I Ltd.
1973
----------------------------------------------------------------------------------------------------------------------------
Stephen W. Jones                       Since 2012      Vice President of all the DFA Entities. Formerly, Facilities Manager
Vice President                                         for Dimensional (October 2008-January 2012).
1968
----------------------------------------------------------------------------------------------------------------------------
Patrick M. Keating                     Since 2003      Vice President and Chief Operating Officer of all the DFA Entities,
Vice President                                         Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
1954                                                   Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited
                                                       and Chief Operating Officer of Dimensional. Director, Vice
                                                       President and Chief Privacy Officer of Dimensional Fund Advisors
                                                       Canada ULC. Director of DFA Australia Limited, Dimensional Fund
                                                       Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors
                                                       Ltd. Director and Vice President of Dimensional Hong Kong Limited
                                                       and Dimensional Fund Advisors Pte. Ltd.
----------------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper                       Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                         Dimensional (since October 2004).
1977
----------------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp                          Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                         for Dimensional Fund Advisors LP (April 2006-January 2012).
1948
----------------------------------------------------------------------------------------------------------------------------
David M. Kershner                      Since 2010      Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                         Dimensional (since June 2004).
1971
----------------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn                        Since 2011      Vice President of all the DFA Entities. Head of Defined Contribution
Vice President                                         Sales for Dimensional (since August 2010). Formerly, Chief DC
1971                                                   Strategist, Barclays Global Investors (2005-2009).
----------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                     Since 2004      Vice President of all the DFA Entities. Sr. Portfolio Manager of
Vice President                                         Dimensional (since January 2012). Formerly, Portfolio Manager for
1971                                                   Dimensional (April 2001-January 2012).
----------------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski                    Since 2013      Vice President of all the DFA Entities. Formerly, Senior Associate
Vice President                                         Investment Analytics and Data for Dimensional (January 2012-
1981                                                   December 2012); Systems Developer for Dimensional (June 2007-
                                                       December 2011).
----------------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad                       Since 2011      Vice President of all the DFA Entities. Regional Director for
Vice President                                         Dimensional (2007-2010).
1968
----------------------------------------------------------------------------------------------------------------------------
Michael F. Lane                        Since 2004      Vice President of all the DFA Entities. Chief Executive Officer of
Vice President                                         Dimensional SmartNest (US) LLC (since 2012).
1967
----------------------------------------------------------------------------------------------------------------------------
Francis R. Lao                         Since 2011      Vice President of all the DFA Entities. Formerly, Vice President -
Vice President                                         Global Operations at Janus Capital Group (2005-2011).
1969
----------------------------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
   NAME, POSITION WITH THE FUND        AND LENGTH OF
        AND YEAR OF BIRTH                 SERVICE                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
David F. LaRusso                    Since 2013            Vice President of all the DFA Entities. Formerly, Senior Trader for
Vice President                                            Dimensional (January 2010-December 2012); Trader for
1978                                                      Dimensional (2000-2009).
-------------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee                       Since 2005            Vice President of all the DFA Entities.
Vice President
1971
-------------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee                      Since 2011            Vice President of all the DFA Entities. Formerly, Research
Vice President                                            Associate for Dimensional (July 2008-2010).
1980
-------------------------------------------------------------------------------------------------------------------------------
John B. Lessley                     Since 2013            Vice President of all the DFA Entities. Regional Director for
Vice President                                            Dimensional (since January 2008).
1960
-------------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu                   Since 2009            Vice President of all the DFA Entities. Regional Director for
Vice President                                            Dimensional (since February 2004).
1969
-------------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell                   Since 2010            Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                            Commodity Fund I Ltd. Counsel for Dimensional (since September
1972                                                      2006).
-------------------------------------------------------------------------------------------------------------------------------
Rose C. Manziano                    Since 2013            Vice President of all the DFA Entities. Regional Director for
Vice President                                            Dimensional (Since August 2010). Formerly, Vice President, Sales
1971                                                      and Business Development at AdvisorsIG (PPMG) (2009- 2010);
                                                          Vice President at Credit Suisse (2007-2009).
-------------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus                     Since 2008            Vice President of all the DFA Entities and Head of Global Human
Vice President & Head of Global                           Resources of Dimensional.
Human Resources
1970
-------------------------------------------------------------------------------------------------------------------------------
David R. Martin Vice                Since 2007            Vice President, Chief Financial Officer and Treasurer of all the DFA
President, Chief Financial Officer                        Entities. Director, Vice President, Chief Financial Officer and
and Treasurer                                             Treasurer of Dimensional Fund Advisors Ltd., DFA Australia
1956                                                      Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors
                                                          Pte. Ltd., Dimensional Hong Kong Limited and Dimensional Fund
                                                          Advisors Canada ULC. Chief Financial Officer, Treasurer, and Vice
                                                          President of Dimensional SmartNest (US) LLC, and Dimensional
                                                          Cayman Commodity Fund I Ltd. Director of Dimensional Funds
                                                          PLC and Dimensional Funds II PLC. Statutory Auditor of
                                                          Dimensional Japan Ltd.
-------------------------------------------------------------------------------------------------------------------------------
Matthew H. Miller                   Since 2013            Vice President of all the DFA Entities. Client Service Manager for
Vice President                                            Dimensional (Since 2012). Formerly, Regional Director for
1978                                                      Dimensional (2008-2011; Senior Associate at Dimensional (2007-
                                                          2010).
-------------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson                  Since 2013            Vice President of all the DFA Entities. Manager, Investment
Vice President                                            Systems at Dimensional (Since 2011). Formerly, Project Manager
1971                                                      for Dimensional (2007-2010).
-------------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                 Vice President since  Vice President and Secretary of all the DFA Entities. Director, Vice
Vice President and Secretary        1997 and Secretary    President and Secretary of DFA Australia Limited and Dimensional
1964                                since 2000            Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund
                                                          Advisors Canada ULC (since June 2003), Dimensional SmartNest
                                                          (US) LLC, Dimensional Cayman Commodity Fund I Ltd.,
                                                          Dimensional Japan Ltd. (since February 2012), Dimensional
                                                          Advisors Ltd. (since March 2012), Dimensional Fund Advisors Pte.
                                                          Ltd. (since June 2012) and Dimensional Hong Kong Limited (since
                                                          August 2012). Director, Dimensional Funds PLC and Dimensional
                                                          Funds II PLC (since 2002 and 2006, respectively). Director of
                                                          Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional
                                                          Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since
                                                          August 2012 and July 2012).
-------------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble                     Since 2011            Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                            Dimensional (2008-2010).
1964
-------------------------------------------------------------------------------------------------------------------------------

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
   Selwyn J. Notelovitz          Since 2012      Vice President of all DFA Entities. Deputy Chief Compliance Officer
   Vice President                                of Dimensional (since December 2012). Formerly Chief Compliance
   1961                                          Officer of Wellington Management Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------
   Carolyn L. O                  Since 2010      Vice President of all the DFA Entities and Dimensional Cayman
   Vice President                                Commodity Fund I Ltd. Deputy General Counsel, Funds (since
   1974                                          2011). Counsel for Dimensional (2007-2011).
-----------------------------------------------------------------------------------------------------------------------
   Gerard K. O'Reilly            Since 2007      Vice President of all the DFA Entities.
   Vice President
   1976
-----------------------------------------------------------------------------------------------------------------------
   Daniel C. Ong                 Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since July 2005).
   1973
-----------------------------------------------------------------------------------------------------------------------
   Kyle K. Ozaki                 Since 2010      Vice President of all the DFA Entities. Senior Compliance Officer for
   Vice President                                Dimensional (since January 2008). Formerly, Compliance Officer
   1978                                          (February 2006-December 2007).
-----------------------------------------------------------------------------------------------------------------------
   Matthew A. Pawlak             Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional Fund Advisors LP (since 2012). Formerly, Senior
   1977                                          Consultant at Hewitt EnnisKnupp (June 2011-December 2011);
                                                 Senior Investment Analyst and Consultant at Hewitt EnnisKnupp
                                                 (July 2008-June 2011).
-----------------------------------------------------------------------------------------------------------------------
   Brian P. Pitre                Since 2013      Vice President of all the DFA Entities. Counsel for Dimensional
   Vice President                                Fund Advisors LP (since 2009). Formerly, Vice President and
   1976                                          Corporate Counsel at Mellon Capital Management (2006-2008).
-----------------------------------------------------------------------------------------------------------------------
   David A. Plecha               Since 1993      Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
   1961                                          Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
   Allen Pu                      Since 2011      Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since July 2006).
   1970
-----------------------------------------------------------------------------------------------------------------------
   Theodore W. Randall           Since 2008      Vice President of all the DFA Entities. Formerly, Research
   Vice President                                Associate of Dimensional (2006-2008).
   1973
-----------------------------------------------------------------------------------------------------------------------
   Mark A. Regier                Since 2013      Vice President of all the DFA Entities. Planning and Analysis
   Vice President                                Manager for Dimensional (since July 2007).
   1969
-----------------------------------------------------------------------------------------------------------------------
   Savina B. Rizova              Since 2012      Vice President of all the DFA Entities. Formerly, Research
   Vice President                                Associate for Dimensional (June 2011-January 2012); Research
   1981                                          Assistant for Dimensional (July 2004-August 2007).
-----------------------------------------------------------------------------------------------------------------------
   L. Jacobo Rodriguez           Since 2005      Vice President of all the DFA Entities.
   Vice President
   1971
-----------------------------------------------------------------------------------------------------------------------
   Julie A. Saft                 Since 2010      Vice President of all the DFA Entities. Client Systems Manager for
   Vice President                                Dimensional (since July 2008).
   1959
-----------------------------------------------------------------------------------------------------------------------
   Walid A. Shinnawi             Since 2010      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (March 2006-January 2010).
   1961
-----------------------------------------------------------------------------------------------------------------------
   Bruce A. Simmons              Since 2009      Vice President of all the DFA Entities. Investment Operations
   Vice President                                Manager for Dimensional (since May 2007).
   1965
-----------------------------------------------------------------------------------------------------------------------
   Ted R. Simpson                Since 2007      Vice President of all the DFA Entities.
   Vice President
   1968
-----------------------------------------------------------------------------------------------------------------------
   Bryce D. Skaff                Since 2007      Vice President of all the DFA Entities.
   Vice President
   1975
-----------------------------------------------------------------------------------------------------------------------
   Andrew D. Smith               Since 2011      Vice President of all the DFA Entities. Project Manager for
   Vice President                                Dimensional (2007-2010).
   1968
-----------------------------------------------------------------------------------------------------------------------

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
   Grady M. Smith                Since 2004      Vice President of all the DFA Entities and Dimensional Fund
   Vice President                                Advisors Canada ULC.
   1956
---------------------------------------------------------------------------------------------------------------------
   Carl G. Snyder                Since 2000      Vice President of all the DFA Entities.
   Vice President
   1963
---------------------------------------------------------------------------------------------------------------------
   Lawrence R. Spieth            Since 2004      Vice President of all the DFA Entities.
   Vice President
   1947
---------------------------------------------------------------------------------------------------------------------
   Bradley G. Steiman            Since 2004      Vice President of all the DFA Entities and Director and Vice
   Vice President                                President of Dimensional Fund Advisors Canada ULC.
   1973
---------------------------------------------------------------------------------------------------------------------
   Richard H. Tatlow             Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since April 2010). Formerly, Principal, Investment
   1971                                          Strategist at Barclays Global Investors (2004-2009).
---------------------------------------------------------------------------------------------------------------------
   Blake T. Tatsuta              Since 2013      Vice President of all the DFA Entities, Manager, Investment
   Vice President                                Analytics and Data for Dimensional (since 2012). Formerly,
   1973                                          Research Assistant at Dimensional (2002-2011).
---------------------------------------------------------------------------------------------------------------------
   Erik T. Totten                Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since 2010). Formerly, Senior Associate at
   1980                                          Dimensional (2007-2009).
---------------------------------------------------------------------------------------------------------------------
   John H. Totten                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (January 2008-January 2012).
   1978
---------------------------------------------------------------------------------------------------------------------
   Robert C. Trotter             Since 2009      Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007).
   1958
---------------------------------------------------------------------------------------------------------------------
   Karen E. Umland               Since 1997      Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   1966                                          Canada ULC.
---------------------------------------------------------------------------------------------------------------------
   Brian J. Walsh                Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   1970
---------------------------------------------------------------------------------------------------------------------
   Weston J. Wellington          Since 1997      Vice President of all the DFA Entities.
   Vice President
   1951
---------------------------------------------------------------------------------------------------------------------
   Ryan J. Wiley                 Since 2007      Vice President of all the DFA Entities.
   Vice President
   1976
---------------------------------------------------------------------------------------------------------------------
   Paul E. Wise                  Since 2005      Vice President of all the DFA Entities.
   Vice President
   1955
---------------------------------------------------------------------------------------------------------------------
   Joseph L. Young               Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                                  QUALIFYING
                                                                                                                     FOR
                                           NET                                                                    CORPORATE
                                       INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            DIVIDENDS
                                         INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION(1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
 Enhanced U.S. Large Company
  Portfolio..........................      100%          --            --         --        --          100%          --
 U.S. Large Cap Equity Portfolio.....      100%          --            --         --        --          100%         100%
 U.S. Large Cap Value Portfolio......      100%          --            --         --        --          100%         100%
 U.S. Targeted Value Portfolio.......       20%           5%           75%        --        --          100%         100%
 U.S. Small Cap Value Portfolio......       20%           3%           77%        --        --          100%         100%
 U.S. Core Equity 1 Portfolio........      100%          --            --         --        --          100%         100%
 U.S. Core Equity 2 Portfolio........       72%          --            28%        --        --          100%         100%
 U.S. Vector Equity Portfolio........       88%          --            12%        --        --          100%         100%
 U. S Small Cap Portfolio............       24%           3%           73%        --        --          100%         100%
 U.S. Micro Cap Portfolio............       21%          --            79%        --        --          100%         100%
 DFA Real Estate Securities
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Large Cap International Portfolio...      100%          --            --         --        --          100%         100%
 International Core Equity
  Portfolio..........................      100%          --            --         --        --          100%         100%
 International Small Company
  Portfolio..........................       77%           1%           22%        --        --          100%         100%
 Japanese Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Asia Pacific Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%
 United Kingdom Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Continental Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%

                                                                                            QUALIFYING
                                                                                              SHORT-
                                      QUALIFYING    U.S.      FOREIGN   FOREIGN  QUALIFYING    TERM
                                       DIVIDEND  GOVERNMENT     TAX     SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.  INCOME(2)  INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)   GAIN(7)
------------------------------------  ---------- ----------- --------- --------- ---------- ----------
 Enhanced U.S. Large Company
  Portfolio..........................     --          4%        --         --       100%       100%
 U.S. Large Cap Equity Portfolio.....    100%        --         --         --       100%       100%
 U.S. Large Cap Value Portfolio......    100%        --         --         --       100%       100%
 U.S. Targeted Value Portfolio.......    100%        --         --         --       100%       100%
 U.S. Small Cap Value Portfolio......    100%        --         --         --       100%       100%
 U.S. Core Equity 1 Portfolio........    100%        --         --         --       100%       100%
 U.S. Core Equity 2 Portfolio........    100%        --         --         --       100%       100%
 U.S. Vector Equity Portfolio........    100%        --         --         --       100%       100%
 U. S Small Cap Portfolio............    100%        --         --         --       100%       100%
 U.S. Micro Cap Portfolio............    100%        --         --         --       100%       100%
 DFA Real Estate Securities
  Portfolio..........................    100%        --         --         --       100%       100%
 Large Cap International Portfolio...    100%        --          5%       100%      100%       100%
 International Core Equity
  Portfolio..........................    100%        --          5%       100%      100%       100%
 International Small Company
  Portfolio..........................    100%        --          3%        98%      100%       100%
 Japanese Small Company
  Portfolio..........................    100%        --          4%        64%      100%       100%
 Asia Pacific Small Company
  Portfolio..........................    100%        --          3%       100%      100%       100%
 United Kingdom Small Company
  Portfolio..........................    100%        --         --         --       100%       100%
 Continental Small Company
  Portfolio..........................    100%        --          5%       100%      100%       100%

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

                                                                                                                  QUALIFYING
                                                                                                                     FOR
                                           NET                                                                    CORPORATE
                                       INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            DIVIDENDS
                                         INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION(1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
 DFA International Real Estate
  Securities Portfolio...............      100%          --            --         --        --          100%         100%
 DFA Global Real Estate Securities
  Portfolio..........................      100%          --            --         --        --          100%         100%
 DFA International Small Cap Value
  Portfolio..........................       63%           1%           37%        --        --          100%         100%
 International Vector Equity
  Portfolio..........................       89%          --            11%        --        --          100%         100%
 World ex U.S. Value Portfolio.......      100%          --            --         --        --          100%         100%
 World ex U.S. Targeted Value
  Portfolio..........................       97%          --             2%        --        --          100%         100%
 World ex U.S. Core Equity
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Selectively Hedged Global Equity
  Portfolio..........................       77%          10%           13%        --        --          100%         100%
 Emerging Markets Portfolio..........       67%          --            33%        --        --          100%         100%
 Emerging Markets Small Cap
  Portfolio..........................       41%           2%           56%        --        --          100%         100%
 Emerging Markets Value
  Portfolio..........................       51%          --            49%        --        --          100%         100%
 Emerging Markets Core Equity
  Portfolio..........................      100%          --            --         --        --          100%         100%
 DFA Commodity Strategy
  Portfolio..........................       73%          14%           14%        --        --          100%         100%
 DIMENSIONAL INVESTMENT GROUP
  INC.
 DFA International Value Portfolio...      100%          --            --         --        --          100%         100%
 U.S. Large Company Portfolio........      100%          --            --         --        --          100%         100%

                                                                                            QUALIFYING
                                                                                              SHORT-
                                      QUALIFYING    U.S.      FOREIGN   FOREIGN  QUALIFYING    TERM
                                       DIVIDEND  GOVERNMENT     TAX     SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.  INCOME(2)  INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)   GAIN(7)
------------------------------------  ---------- ----------- --------- --------- ---------- ----------
 DFA International Real Estate
  Securities Portfolio...............    100%        --          3%        77%      100%       100%
 DFA Global Real Estate Securities
  Portfolio..........................    100%        --          3%        74%      100%       100%
 DFA International Small Cap Value
  Portfolio..........................    100%        --          4%        97%      100%       100%
 International Vector Equity
  Portfolio..........................    100%        --          5%       100%      100%       100%
 World ex U.S. Value Portfolio.......    100%        --          9%       100%      100%       100%
 World ex U.S. Targeted Value
  Portfolio..........................    100%        --          6%       100%      100%       100%
 World ex U.S. Core Equity
  Portfolio..........................    100%        --          6%       100%      100%       100%
 Selectively Hedged Global Equity
  Portfolio..........................    100%        --          3%        55%      100%       100%
 Emerging Markets Portfolio..........    100%        --          7%       100%      100%       100%
 Emerging Markets Small Cap
  Portfolio..........................    100%        --          4%       100%      100%       100%
 Emerging Markets Value
  Portfolio..........................    100%        --          4%       100%      100%       100%
 Emerging Markets Core Equity
  Portfolio..........................    100%        --          6%       100%      100%       100%
 DFA Commodity Strategy
  Portfolio..........................    100%         1%        --         --       100%       100%
 DIMENSIONAL INVESTMENT GROUP
  INC.
 DFA International Value Portfolio...    100%        --          8%       100%      100%       100%
 U.S. Large Company Portfolio........    100%        --         --         --       100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103113-001A

[LOGO]

ANNUAL REPORT
year ended: October 31, 2013

DFA Investment Dimensions Group Inc.
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

The DFA Investment Trust Company
Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2013

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                                 ANNUAL REPORT

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  DFA Investment Dimensions Group Inc.
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................   6
     Disclosure of Fund Expenses........................................  11
     Disclosure of Portfolio Holdings...................................  13
     Schedule of Investments/Summary Schedules of Portfolio Holdings
         Tax-Managed U.S. Marketwide Value Portfolio....................  15
         Tax-Managed U.S. Equity Portfolio..............................  16
         Tax-Managed U.S. Targeted Value Portfolio......................  19
         Tax-Managed U.S. Small Cap Portfolio...........................  22
         T.A. U.S. Core Equity 2 Portfolio..............................  25
         Tax-Managed DFA International Value Portfolio..................  28
         T.A. World ex U.S. Core Equity Portfolio.......................  32
     Statements of Assets and Liabilities...............................  38
     Statements of Operations...........................................  40
     Statements of Changes in Net Assets................................  42
     Financial Highlights...............................................  44
     Notes to Financial Statements......................................  48
     Report of Independent Registered Public Accounting Firm............  60
  The DFA Investment Trust Company - The Tax-Managed U.S. Marketwide
    Value Series
     Performance Chart..................................................  61
     Management's Discussion and Analysis...............................  62
     Disclosure of Fund Expenses........................................  64
     Disclosure of Portfolio Holdings...................................  65
     Summary Schedule of Portfolio Holdings.............................  66
     Statement of Assets and Liabilities................................  69
     Statement of Operations............................................  70
     Statements of Changes in Net Assets................................  71
     Financial Highlights...............................................  72
     Notes to Financial Statements......................................  73
     Report of Independent Registered Public Accounting Firm............  78
  Fund Management.......................................................  79
  Voting Proxies on Fund Portfolio Securities...........................  88
  Notice to Shareholders................................................  89

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
        1.0% of the net assets of the Fund. Some of the individual securities within this category may include
        Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000(R) VALUE INDEX
October 31, 2003-October 31, 2013

                                    [CHART]

Growth of $10,000

                Tax-Managed U.S.
             Marketwide Value Portfolio       Russell 3000 Value Index
             --------------------------       ------------------------
10/2003              $10,000                         $10,000
11/2003              $10,277                         $10,155
12/2003              $10,799                         $10,760
01/2004              $11,030                         $10,964
02/2004              $11,271                         $11,197
03/2004              $11,264                         $11,119
04/2004              $11,060                         $10,823
05/2004              $11,143                         $10,934
06/2004              $11,489                         $11,215
07/2004              $11,090                         $11,027
08/2004              $11,025                         $11,180
09/2004              $11,426                         $11,376
10/2004              $11,575                         $11,564
11/2004              $12,357                         $12,186
12/2004              $12,761                         $12,583
01/2005              $12,480                         $12,336
02/2005              $12,957                         $12,731
03/2005              $12,824                         $12,549
04/2005              $12,356                         $12,289
05/2005              $12,889                         $12,622
06/2005              $13,211                         $12,796
07/2005              $13,925                         $13,197
08/2005              $13,906                         $13,118
09/2005              $14,160                         $13,284
10/2005              $13,812                         $12,947
11/2005              $14,367                         $13,379
12/2005              $14,428                         $13,443
01/2006              $15,233                         $14,017
02/2006              $15,186                         $14,094
03/2006              $15,549                         $14,330
04/2006              $15,929                         $14,663
05/2006              $15,483                         $14,271
06/2006              $15,582                         $14,370
07/2006              $15,486                         $14,668
08/2006              $15,563                         $14,931
09/2006              $15,863                         $15,215
10/2006              $16,474                         $15,738
11/2006              $16,875                         $16,106
12/2006              $17,201                         $16,447
01/2007              $17,642                         $16,660
02/2007              $17,421                         $16,406
03/2007              $17,616                         $16,654
04/2007              $18,241                         $17,229
05/2007              $19,098                         $17,852
06/2007              $18,689                         $17,435
07/2007              $17,666                         $16,571
08/2007              $17,569                         $16,769
09/2007              $18,013                         $17,304
10/2007              $18,022                         $17,321
11/2007              $16,966                         $16,438
12/2007              $16,890                         $16,281
01/2008              $16,218                         $15,627
02/2008              $15,625                         $14,975
03/2008              $15,348                         $14,888
04/2008              $16,211                         $15,594
05/2008              $16,568                         $15,612
06/2008              $14,738                         $14,119
07/2008              $14,618                         $14,127
08/2008              $14,917                         $14,402
09/2008              $13,651                         $13,376
10/2008              $10,598                         $11,030
11/2008              $ 9,547                         $10,199
12/2008              $ 9,867                         $10,379
01/2009              $ 8,580                         $ 9,162
02/2009              $ 7,425                         $ 7,934
03/2009              $ 8,206                         $ 8,614
04/2009              $ 9,621                         $ 9,573
05/2009              $10,344                         $10,133
06/2009              $10,208                         $10,062
07/2009              $11,242                         $10,912
08/2009              $11,990                         $11,478
09/2009              $12,533                         $11,932
10/2009              $11,927                         $11,533
11/2009              $12,482                         $12,160
12/2009              $12,932                         $12,430
01/2010              $12,571                         $12,079
02/2010              $13,149                         $12,475
03/2010              $14,185                         $13,305
04/2010              $14,733                         $13,699
05/2010              $13,472                         $12,570
06/2010              $12,441                         $11,830
07/2010              $13,436                         $12,634
08/2010              $12,555                         $12,061
09/2010              $13,802                         $13,024
10/2010              $14,332                         $13,424
11/2010              $14,363                         $13,386
12/2010              $15,722                         $14,447
01/2011              $16,109                         $14,747
02/2011              $17,018                         $15,308
03/2011              $17,124                         $15,381
04/2011              $17,522                         $15,777
05/2011              $17,250                         $15,601
06/2011              $16,947                         $15,276
07/2011              $16,222                         $14,769
08/2011              $14,867                         $13,816
09/2011              $13,356                         $12,735
10/2011              $15,213                         $14,222
11/2011              $15,097                         $14,152
12/2011              $15,239                         $14,432
01/2012              $16,036                         $15,010
02/2012              $16,886                         $15,579
03/2012              $17,240                         $16,042
04/2012              $16,921                         $15,873
05/2012              $15,728                         $14,939
06/2012              $16,554                         $15,679
07/2012              $16,693                         $15,817
08/2012              $17,325                         $16,171
09/2012              $17,949                         $16,689
10/2012              $18,003                         $16,598
11/2012              $18,110                         $16,595
12/2012              $18,627                         $16,964
01/2013              $19,862                         $18,060
02/2013              $20,165                         $18,315
03/2013              $21,166                         $19,044
04/2013              $21,307                         $19,308
05/2013              $22,002                         $19,810
06/2013              $21,866                         $19,642
07/2013              $23,195                         $20,718              Past performance is not predictive of
08/2013              $22,509                         $19,922              future performance.
09/2013              $23,328                         $20,472
10/2013              $24,432                         $21,350              The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
                                                                          redemption of fund shares.
          Average Annual         One        Five         Ten
          Total Return           Year       Years       Years             Russell data copyright (C) Russell
          ---------------------------------------------------------       Investment Group 1995-2013, all rights
                                35.71%      18.18%      9.34%             reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 31, 2003-October 31, 2013

                                    [CHART]

Growth of $10,000

             Tax-Managed U.S. Equity Portfolio      Russell 3000 Index
             ---------------------------------      ------------------
10/2003                 $10,000                          $10,000
11/2003                 $10,128                          $10,138
12/2003                 $10,536                          $10,601
01/2004                 $10,749                          $10,823
02/2004                 $10,906                          $10,969
03/2004                 $10,767                          $10,838
04/2004                 $10,592                          $10,614
05/2004                 $10,749                          $10,768
06/2004                 $10,946                          $10,982
07/2004                 $10,511                          $10,567
08/2004                 $10,511                          $10,610
09/2004                 $10,697                          $10,774
10/2004                 $10,846                          $10,951
11/2004                 $11,347                          $11,460
12/2004                 $11,739                          $11,868
01/2005                 $11,459                          $11,552
02/2005                 $11,701                          $11,806
03/2005                 $11,505                          $11,607
04/2005                 $11,233                          $11,355
05/2005                 $11,664                          $11,785
06/2005                 $11,737                          $11,867
07/2005                 $12,234                          $12,354
08/2005                 $12,140                          $12,236
09/2005                 $12,243                          $12,344
10/2005                 $12,008                          $12,112
11/2005                 $12,478                          $12,584
12/2005                 $12,473                          $12,594
01/2006                 $12,861                          $13,015
02/2006                 $12,889                          $13,038
03/2006                 $13,096                          $13,263
04/2006                 $13,238                          $13,407
05/2006                 $12,812                          $12,978
06/2006                 $12,811                          $13,001
07/2006                 $12,792                          $12,989
08/2006                 $13,087                          $13,306
09/2006                 $13,383                          $13,604
10/2006                 $13,813                          $14,094
11/2006                 $14,080                          $14,401
12/2006                 $14,268                          $14,573
01/2007                 $14,518                          $14,850
02/2007                 $14,287                          $14,607
03/2007                 $14,453                          $14,759
04/2007                 $15,031                          $15,348
05/2007                 $15,579                          $15,908
06/2007                 $15,321                          $15,610
07/2007                 $14,799                          $15,078
08/2007                 $15,002                          $15,294
09/2007                 $15,534                          $15,852
10/2007                 $15,796                          $16,142
11/2007                 $15,098                          $15,416
12/2007                 $15,018                          $15,322
01/2008                 $14,111                          $14,394
02/2008                 $13,701                          $13,947
03/2008                 $13,628                          $13,864
04/2008                 $14,303                          $14,558
05/2008                 $14,596                          $14,856
06/2008                 $13,444                          $13,630
07/2008                 $13,365                          $13,521
08/2008                 $13,571                          $13,731
09/2008                 $12,333                          $12,440
10/2008                 $10,222                          $10,233
11/2008                 $ 9,511                          $ 9,426
12/2008                 $ 9,682                          $ 9,606
01/2009                 $ 8,874                          $ 8,800
02/2009                 $ 7,977                          $ 7,878
03/2009                 $ 8,631                          $ 8,568
04/2009                 $ 9,343                          $ 9,470
05/2009                 $ 9,794                          $ 9,975
06/2009                 $ 9,845                          $10,009
07/2009                 $10,581                          $10,788
08/2009                 $10,893                          $11,174
09/2009                 $11,334                          $11,642
10/2009                 $11,071                          $11,342
11/2009                 $11,688                          $11,987
12/2009                 $12,020                          $12,328
01/2010                 $11,583                          $11,884
02/2010                 $11,969                          $12,287
03/2010                 $12,716                          $13,061
04/2010                 $12,971                          $13,343
05/2010                 $11,951                          $12,289
06/2010                 $11,273                          $11,583
07/2010                 $12,062                          $12,387
08/2010                 $11,478                          $11,804
09/2010                 $12,570                          $12,918
10/2010                 $13,074                          $13,423
11/2010                 $13,156                          $13,500
12/2010                 $14,039                          $14,415
01/2011                 $14,340                          $14,730
02/2011                 $14,857                          $15,267
03/2011                 $14,925                          $15,335
04/2011                 $15,371                          $15,792
05/2011                 $15,184                          $15,612
06/2011                 $14,932                          $15,331
07/2011                 $14,588                          $14,980
08/2011                 $13,713                          $14,082
09/2011                 $12,696                          $12,989
10/2011                 $14,109                          $14,484
11/2011                 $14,099                          $14,445
12/2011                 $14,205                          $14,563
01/2012                 $14,890                          $15,298
02/2012                 $15,543                          $15,945
03/2012                 $16,007                          $16,437
04/2012                 $15,891                          $16,329
05/2012                 $14,898                          $15,320
06/2012                 $15,468                          $15,920
07/2012                 $15,638                          $16,078
08/2012                 $16,031                          $16,479
09/2012                 $16,463                          $16,912
10/2012                 $16,165                          $16,620
11/2012                 $16,293                          $16,749
12/2012                 $16,476                          $16,954
01/2013                 $17,379                          $17,884
02/2013                 $17,605                          $18,121
03/2013                 $18,294                          $18,831
04/2013                 $18,574                          $19,140
05/2013                 $19,070                          $19,591
06/2013                 $18,837                          $19,337
07/2013                 $19,876                          $20,397          Past performance is not predictive of
08/2013                 $19,313                          $19,827          future performance.
09/2013                 $20,017                          $20,565
10/2013                 $20,876                          $21,438          The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
                                                                          redemption of fund shares.
          Average Annual         One        Five         Ten
          Total Return           Year       Years       Years             Russell data copyright (C) Russell
          ---------------------------------------------------------       Investment Group 1995-2013, all rights
                                29.15%      15.35%      7.64%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2003-October 31, 2013

                                    [CHART]

Growth of $10,000

               Tax-Managed U.S.
           Targeted Value Portfolio             Russell 2000 Value Index
           ------------------------             ------------------------
10/2003             $10000                                $10000
11/2003             $10434                                $10384
12/2003             $10842                                $10760
01/2004             $11288                                $11132
02/2004             $11462                                $11348
03/2004             $11566                                $11505
04/2004             $11103                                $10910
05/2004             $11158                                $11042
06/2004             $11741                                $11603
07/2004             $11060                                $11069
08/2004             $10924                                $11178
09/2004             $11486                                $11620
10/2004             $11590                                $11800
11/2004             $12713                                $12847
12/2004             $13199                                $13154
01/2005             $12793                                $12645
02/2005             $13110                                $12897
03/2005             $12810                                $12631
04/2005             $11931                                $11979
05/2005             $12648                                $12710
06/2005             $13154                                $13272
07/2005             $14089                                $14027
08/2005             $13922                                $13705
09/2005             $14010                                $13682
10/2005             $13626                                $13339
11/2005             $14249                                $13880
12/2005             $14277                                $13773
01/2006             $15513                                $14912
02/2006             $15410                                $14911
03/2006             $16245                                $15633
04/2006             $16428                                $15675
05/2006             $15679                                $15026
06/2006             $15684                                $15211
07/2006             $15104                                $15000
08/2006             $15397                                $15448
09/2006             $15553                                $15599
10/2006             $16349                                $16393
11/2006             $16771                                $16860
12/2006             $16969                                $17007
01/2007             $17319                                $17262
02/2007             $17231                                $17050
03/2007             $17440                                $17256
04/2007             $17777                                $17435
05/2007             $18458                                $18074
06/2007             $18180                                $17653
07/2007             $16855                                $16150
08/2007             $16834                                $16474
09/2007             $16841                                $16548
10/2007             $16990                                $16729
11/2007             $15667                                $15475
12/2007             $15518                                $15344
01/2008             $14778                                $14715
02/2008             $14379                                $14130
03/2008             $14510                                $14343
04/2008             $14946                                $14797
05/2008             $15563                                $15303
06/2008             $14097                                $13835
07/2008             $14191                                $14544
08/2008             $14679                                $15235
09/2008             $13426                                $14521
10/2008             $10520                                $11620
11/2008             $9155                                 $10274
12/2008             $9659                                 $10906
01/2009             $8347                                 $9348
02/2009             $7191                                 $8050
03/2009             $7844                                 $8764
04/2009             $9314                                 $10155
05/2009             $9690                                 $10375
06/2009             $9648                                 $10342
07/2009             $10780                                $11538
08/2009             $11298                                $12084
09/2009             $11897                                $12690
10/2009             $11089                                $11847
11/2009             $11459                                $12224
12/2009             $12328                                $13150
01/2010             $12023                                $12765
02/2010             $12715                                $13357
03/2010             $13746                                $14468
04/2010             $14765                                $15480
05/2010             $13508                                $14172
06/2010             $12285                                $12935
07/2010             $13246                                $13858
08/2010             $12203                                $12816
09/2010             $13644                                $14192
10/2010             $14241                                $14742
11/2010             $14793                                $15117
12/2010             $16080                                $16373
01/2011             $16147                                $16381
02/2011             $17061                                $17213
03/2011             $17376                                $17452
04/2011             $17683                                $17736
05/2011             $17263                                $17418
06/2011             $16920                                $16990
07/2011             $16388                                $16428
08/2011             $14739                                $14977
09/2011             $12985                                $13341
10/2011             $15036                                $15264
11/2011             $15006                                $15234
12/2011             $15152                                $15472
01/2012             $16125                                $16500
02/2012             $16729                                $16746
03/2012             $17070                                $17265
04/2012             $16791                                $17015
05/2012             $15562                                $15976
06/2012             $16177                                $16746
07/2012             $16116                                $16575
08/2012             $16843                                $17086
09/2012             $17388                                $17695
10/2012             $17350                                $17473
11/2012             $17684                                $17526
12/2012             $18318                                $18265
01/2013             $19562                                $19353
02/2013             $19914                                $19574
03/2013             $20877                                $20389
04/2013             $20712                                $20369
05/2013             $21714                                $20978            Past performance is not predictive of
06/2013             $21561                                $20893            future performance.
07/2013             $23090                                $22236
08/2013             $22236                                $21252            The returns shown do not reflect the
09/2013             $23483                                $22479            deduction of taxes that a shareholder
10/2013             $24394                                $23210            would pay on fund distributions or the
                                                                            redemption of fund shares.
          Average Annual         One         Five          Ten
          Total Return           Year        Years        Years             Russell data copyright (C) Russell
          -----------------------------------------------------------       Investment Group 1995-2013, all rights
                                40.60%       18.32%       9.33%             reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2003-October 31, 2013

                                     [CHART]

Growth of $10,000

                Tax-Managed U.S.
               Small Cap Portfolio                    Russell 2000 Index
               -------------------                    ------------------
10/2003              $10000                                  $10000
11/2003              $10378                                  $10355
12/2003              $10578                                  $10565
01/2004              $11062                                  $11024
02/2004              $11155                                  $11123
03/2004              $11230                                  $11226
04/2004              $10741                                  $10654
05/2004              $10852                                  $10823
06/2004              $11265                                  $11279
07/2004              $10444                                  $10520
08/2004              $10293                                  $10466
09/2004              $10811                                  $10957
10/2004              $11015                                  $11173
11/2004              $11952                                  $12142
12/2004              $12441                                  $12501
01/2005              $12004                                  $11980
02/2005              $12237                                  $12182
03/2005              $11888                                  $11834
04/2005              $11153                                  $11156
05/2005              $11911                                  $11886
06/2005              $12335                                  $12344
07/2005              $13203                                  $13126
08/2005              $13052                                  $12883
09/2005              $13174                                  $12923
10/2005              $12772                                  $12522
11/2005              $13384                                  $13130
12/2005              $13392                                  $13070
01/2006              $14595                                  $14242
02/2006              $14513                                  $14203
03/2006              $15181                                  $14892
04/2006              $15256                                  $14889
05/2006              $14392                                  $14053
06/2006              $14329                                  $14144
07/2006              $13756                                  $13683
08/2006              $14066                                  $14089
09/2006              $14163                                  $14206
10/2006              $14930                                  $15024
11/2006              $15375                                  $15419
12/2006              $15465                                  $15471
01/2007              $15747                                  $15729
02/2007              $15712                                  $15605
03/2007              $15926                                  $15772
04/2007              $16290                                  $16055
05/2007              $16971                                  $16713
06/2007              $16796                                  $16469
07/2007              $15792                                  $15343
08/2007              $15903                                  $15690
09/2007              $16166                                  $15960
10/2007              $16514                                  $16417
11/2007              $15230                                  $15239
12/2007              $15213                                  $15229
01/2008              $14104                                  $14191
02/2008              $13736                                  $13665
03/2008              $13737                                  $13722
04/2008              $14170                                  $14296
05/2008              $14823                                  $14953
06/2008              $13653                                  $13802
07/2008              $13990                                  $14313
08/2008              $14333                                  $14829
09/2008              $13015                                  $13648
10/2008              $10275                                  $10809
11/2008              $8977                                   $9530
12/2008              $9366                                   $10083
01/2009              $8268                                   $8962
02/2009              $7254                                   $7873
03/2009              $7958                                   $8576
04/2009              $9262                                   $9901
05/2009              $9544                                   $10200
06/2009              $9778                                   $10349
07/2009              $10704                                  $11346
08/2009              $10900                                  $11672
09/2009              $11486                                  $12345
10/2009              $10685                                  $11507
11/2009              $10934                                  $11868
12/2009              $11826                                  $12823
01/2010              $11437                                  $12351
02/2010              $11945                                  $12907
03/2010              $12901                                  $13958
04/2010              $13744                                  $14748
05/2010              $12677                                  $13629
06/2010              $11703                                  $12573
07/2010              $12534                                  $13437
08/2010              $11545                                  $12442
09/2010              $12979                                  $13992
10/2010              $13527                                  $14565
11/2010              $14109                                  $15070
12/2010              $15208                                  $16267
01/2011              $15195                                  $16225
02/2011              $16063                                  $17115
03/2011              $16562                                  $17558
04/2011              $16907                                  $18022
05/2011              $16555                                  $17684
06/2011              $16289                                  $17276
07/2011              $15778                                  $16652
08/2011              $14337                                  $15203
09/2011              $12742                                  $13499
10/2011              $14678                                  $15542
11/2011              $14624                                  $15485
12/2011              $14746                                  $15587
01/2012              $15741                                  $16689
02/2012              $16129                                  $17088
03/2012              $16589                                  $17526
04/2012              $16362                                  $17255
05/2012              $15307                                  $16113
06/2012              $15976                                  $16917
07/2012              $15862                                  $16683
08/2012              $16405                                  $17240
09/2012              $16973                                  $17806
10/2012              $16725                                  $17420
11/2012              $16906                                  $17512
12/2012              $17481                                  $18136
01/2013              $18539                                  $19271
02/2013              $18763                                  $19484
03/2013              $19637                                  $20383
04/2013              $19481                                  $20309
05/2013              $20465                                  $21120
06/2013              $20473                                  $21012         Past performance is not predictive of
07/2013              $22001                                  $22483         future performance.
08/2013              $21302                                  $21769
09/2013              $22652                                  $23157         The returns shown do not reflect the
10/2013              $23339                                  $23740         deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
                                                                            redemption of fund shares.
          Average Annual         One         Five          Ten
          Total Return           Year        Years        Years             Russell data copyright (C) Russell
          -----------------------------------------------------------       Investment Group 1995-2013, all rights
                                39.55%       17.83%       8.85%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
T.A. U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 4, 2007-October 31, 2013

                                       [CHART]

Growth of $10,000

          T.A. U.S Core Equity 2 Portfolio                   Russell 3000 Index
          --------------------------------                   ------------------
10/2007                  $10000                                      $10000
10/2007                  $9950                                       $10057
11/2007                  $9400                                       $9604
12/2007                  $9305                                       $9546
01/2008                  $8874                                       $8968
02/2008                  $8613                                       $8689
03/2008                  $8525                                       $8638
04/2008                  $8937                                       $9070
05/2008                  $9189                                       $9255
06/2008                  $8339                                       $8492
07/2008                  $8420                                       $8424
08/2008                  $8642                                       $8555
09/2008                  $7905                                       $7750
10/2008                  $6377                                       $6376
11/2008                  $5810                                       $5872
12/2008                  $5991                                       $5985
01/2009                  $5370                                       $5482
02/2009                  $4748                                       $4908
03/2009                  $5221                                       $5338
04/2009                  $5927                                       $5900
05/2009                  $6183                                       $6215
06/2009                  $6188                                       $6236
07/2009                  $6743                                       $6721
08/2009                  $7021                                       $6961
09/2009                  $7363                                       $7253
10/2009                  $7043                                       $7066
11/2009                  $7363                                       $7468
12/2009                  $7710                                       $7681
01/2010                  $7461                                       $7404
02/2010                  $7772                                       $7655
03/2010                  $8327                                       $8137
04/2010                  $8638                                       $8313
05/2010                  $7942                                       $7656
06/2010                  $7384                                       $7216
07/2010                  $7936                                       $7717
08/2010                  $7457                                       $7354
09/2010                  $8243                                       $8048
10/2010                  $8557                                       $8363
11/2010                  $8703                                       $8411
12/2010                  $9380                                       $8981
01/2011                  $9570                                       $9177
02/2011                  $10001                                      $9511
03/2011                  $10123                                      $9554
04/2011                  $10365                                      $9839
05/2011                  $10197                                      $9726
06/2011                  $9996                                       $9552
07/2011                  $9658                                       $9333
08/2011                  $8929                                       $8773
09/2011                  $8082                                       $8092
10/2011                  $9154                                       $9024
11/2011                  $9122                                       $8999
12/2011                  $9197                                       $9073
01/2012                  $9698                                       $9531
02/2012                  $10125                                      $9934
03/2012                  $10367                                      $10241
04/2012                  $10261                                      $10174
05/2012                  $9555                                       $9545
06/2012                  $9933                                       $9918
07/2012                  $9976                                       $10017
08/2012                  $10298                                      $10267
09/2012                  $10607                                      $10536
10/2012                  $10510                                      $10355
11/2012                  $10618                                      $10435
12/2012                  $10846                                      $10563
01/2013                  $11542                                      $11142
02/2013                  $11673                                      $11290
03/2013                  $12166                                      $11732
04/2013                  $12264                                      $11924
05/2013                  $12711                                      $12206
06/2013                  $12596                                      $12047        Past performance is not predictive of
07/2013                  $13351                                      $12708        future performance.
08/2013                  $12935                                      $12353
09/2013                  $13490                                      $12812        The returns shown do not reflect the
10/2013                  $14039                                      $13356        deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
                                                                                   redemption of fund shares.
           Average Annual         One         Five           From
           Total Return           Year        Years        10/4/2007               Russell data copyright (C) Russell
           ----------------------------------------------------------------        Investment Group 1995-2013, all rights
                                 33.58%       17.10%         5.74%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2003-October 31, 2013

                                    [CHART]

Growth of $10,000

             Tax-Managed DFA                             MSCI World
       International Value Portfolio            ex USA Index (net dividends)
       -----------------------------            ----------------------------
10/2003          $10000                                     $10000
11/2003          $10178                                     $10227
12/2003          $10928                                     $11011
01/2004          $11234                                     $11164
02/2004          $11539                                     $11421
03/2004          $11711                                     $11478
04/2004          $11358                                     $11178
05/2004          $11453                                     $11230
06/2004          $11924                                     $11489
07/2004          $11462                                     $11139
08/2004          $11549                                     $11185
09/2004          $11863                                     $11511
10/2004          $12289                                     $11925
11/2004          $13200                                     $12718
12/2004          $13883                                     $13255
01/2005          $13805                                     $12994
02/2005          $14361                                     $13572
03/2005          $14010                                     $13264
04/2005          $13591                                     $12926
05/2005          $13610                                     $12950
06/2005          $13839                                     $13161
07/2005          $14441                                     $13586
08/2005          $14955                                     $13961
09/2005          $15415                                     $14599
10/2005          $15147                                     $14127
11/2005          $15395                                     $14501
12/2005          $16182                                     $15173
01/2006          $17297                                     $16133
02/2006          $17469                                     $16079
03/2006          $18138                                     $16589
04/2006          $19070                                     $17382
05/2006          $18290                                     $16722
06/2006          $18135                                     $16700
07/2006          $18424                                     $16857
08/2006          $19033                                     $17336
09/2006          $19254                                     $17322
10/2006          $20108                                     $18006
11/2006          $20785                                     $18543
12/2006          $21585                                     $19074
01/2007          $22001                                     $19191
02/2007          $21968                                     $19344
03/2007          $22701                                     $19840
04/2007          $23816                                     $20742
05/2007          $24614                                     $21203
06/2007          $24416                                     $21224
07/2007          $23761                                     $20931
08/2007          $23484                                     $20628
09/2007          $24737                                     $21800
10/2007          $25941                                     $22748
11/2007          $24425                                     $21858
12/2007          $23915                                     $21447
01/2008          $21920                                     $19513
02/2008          $21602                                     $19867
03/2008          $21911                                     $19583
04/2008          $22867                                     $20672
05/2008          $22879                                     $20986
06/2008          $20661                                     $19354
07/2008          $20122                                     $18665
08/2008          $19270                                     $17943
09/2008          $17198                                     $15353
10/2008          $13292                                     $12159
11/2008          $12423                                     $11500
12/2008          $13301                                     $12106
01/2009          $11527                                     $10976
02/2009          $10071                                     $9865
03/2009          $11075                                     $10515
04/2009          $13070                                     $11871
05/2009          $15013                                     $13373
06/2009          $14812                                     $13234
07/2009          $16538                                     $14477
08/2009          $17434                                     $15170
09/2009          $18284                                     $15796
10/2009          $17581                                     $15543
11/2009          $18102                                     $15927
12/2009          $18327                                     $16181
01/2010          $17241                                     $15423
02/2010          $17293                                     $15407
03/2010          $18600                                     $16399
04/2010          $18286                                     $16155
05/2010          $16149                                     $14372
06/2010          $15875                                     $14164
07/2010          $17764                                     $15473
08/2010          $16913                                     $15011
09/2010          $18718                                     $16451
10/2010          $19399                                     $17037
11/2010          $18477                                     $16315
12/2010          $20198                                     $17629
01/2011          $21057                                     $18009
02/2011          $21755                                     $18676
03/2011          $21178                                     $18302
04/2011          $22282                                     $19299
05/2011          $21434                                     $18727
06/2011          $21080                                     $18460
07/2011          $20410                                     $18156
08/2011          $18249                                     $16621
09/2011          $16272                                     $14952
10/2011          $17883                                     $16406
11/2011          $17318                                     $15648
12/2011          $16823                                     $15477
01/2012          $17948                                     $16312
02/2012          $18934                                     $17209
03/2012          $18773                                     $17082
04/2012          $18077                                     $16792
05/2012          $15823                                     $14878
06/2012          $16948                                     $15852
07/2012          $16863                                     $16050
08/2012          $17557                                     $16508
09/2012          $18165                                     $17009
10/2012          $18379                                     $17128
11/2012          $18649                                     $17488
12/2012          $19573                                     $18017
01/2013          $20533                                     $18903
02/2013          $19888                                     $18715
03/2013          $19922                                     $18863
04/2013          $20883                                     $19722
05/2013          $20596                                     $19281
06/2013          $19860                                     $18558              Past performance is not predictive of
07/2013          $21186                                     $19546              future performance.
08/2013          $21041                                     $19294
09/2013          $22651                                     $20657              The returns shown do not reflect the
10/2013          $23413                                     $21350              deduction of taxes that a shareholder
                                                                                would pay on fund distributions or the
           Average Annual          One         Five          Ten                redemption of fund shares.
           Total Return            Year        Years        Years
           -------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                  27.39%       11.99%       8.88%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
March 6, 2008-October 31, 2013

                                    [CHART]

Growth of $10,000

                T.A. World ex U.S.                 MSCI All Country World
              Core Equity Portfolio              ex USA Index (net dividends)
              ---------------------              ----------------------------
03/2008              $10000                                  $10000
03/2008              $10160                                  $9940
04/2008              $10630                                  $10541
05/2008              $10750                                  $10708
06/2008              $9681                                   $9828
07/2008              $9357                                   $9474
08/2008              $8942                                   $9031
09/2008              $7757                                   $7674
10/2008              $5929                                   $5985
11/2008              $5584                                   $5638
12/2008              $6015                                   $5960
01/2009              $5382                                   $5433
02/2009              $4841                                   $4926
03/2009              $5344                                   $5321
04/2009              $6193                                   $6046
05/2009              $7186                                   $6865
06/2009              $7119                                   $6789
07/2009              $7884                                   $7453
08/2009              $8205                                   $7729
09/2009              $8681                                   $8126
10/2009              $8442                                   $8025
11/2009              $8743                                   $8255
12/2009              $8924                                   $8430
01/2010              $8486                                   $8018
02/2010              $8528                                   $8018
03/2010              $9183                                   $8563
04/2010              $9152                                   $8488
05/2010              $8129                                   $7595
06/2010              $8051                                   $7497
07/2010              $8874                                   $8174
08/2010              $8579                                   $7950
09/2010              $9531                                   $8741
10/2010              $9859                                   $9038
11/2010              $9488                                   $8689
12/2010              $10314                                  $9370
01/2011              $10431                                  $9462
02/2011              $10644                                  $9711
03/2011              $10649                                  $9689
04/2011              $11182                                  $10162
05/2011              $10851                                  $9869
06/2011              $10663                                  $9726
07/2011              $10490                                  $9593
08/2011              $9530                                   $8771
09/2011              $8278                                   $7795
10/2011              $9115                                   $8617
11/2011              $8799                                   $8177
12/2011              $8560                                   $8086
01/2012              $9294                                   $8634
02/2012              $9809                                   $9119
03/2012              $9721                                   $8994
04/2012              $9502                                   $8852
05/2012              $8405                                   $7847
06/2012              $8878                                   $8309
07/2012              $8867                                   $8427
08/2012              $9123                                   $8603
09/2012              $9494                                   $8925
10/2012              $9561                                   $8959
11/2012              $9729                                   $9130
12/2012              $10221                                  $9446
01/2013              $10581                                  $9830
02/2013              $10480                                  $9726
03/2013              $10548                                  $9746
04/2013              $10886                                  $10104
05/2013              $10638                                  $9870
06/2013              $10191                                  $9442
07/2013              $10704                                  $9856               Past performance is not predictive of
08/2013              $10556                                  $9720               future performance.
09/2013              $11347                                  $10395
10/2013              $11749                                  $10777              The returns shown do not reflect the
                     $                                       $                   deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
          Average Annual         One         Five           From                 redemption of fund shares.
          Total Return           Year        Years        3/6/2008
          ---------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                22.88%       14.66%        2.89%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS



 U.S. Equity Market Review                   12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index/SM/.........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Domestic Equity Portfolios' Performance Overview

Tax-Managed U.S. Marketwide Value Portfolio

   The Tax-Managed U.S. Marketwide Value Portfolio seeks to capture the returns of U.S. value stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 1,300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 35.71% for the Portfolio and 28.64% for the Russell 3000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to deeper value stocks, as measured by book-to-market. These stocks generally outperformed, and the Master Fund's higher weight in value stocks contributed to the Portfolio's outperformance relative to the Index. The Master Fund invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Small cap stocks generally outperformed large and mid cap stocks during the period, and the Master Fund's greater exposure to small cap stocks benefited the Portfolio's relative performance. The Master Fund's exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to the Portfolio's outperformance relative to the Index as both sectors underperformed the overall Index during the period.

Tax-Managed U.S. Equity Portfolio

   The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 29.15% for the Portfolio and 28.99% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts ("REITs") contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

Tax-Managed U.S. Targeted Value Portfolio

   The Tax-Managed U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 40.60% for the Portfolio and 32.83% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts ("REITs") and highly regulated utilities contributed to the Portfolio's outperformance relative to the Index as both sectors underperformed the overall Index during the period.

Tax-Managed U.S. Small Cap Portfolio

   The Tax-Managed U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,000 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 39.55% for the Portfolio and 36.28% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had greater exposure than the Index to micro cap stocks which contributed to the Portfolio's outperformance relative to the Index as micro cap stocks generally outperformed small and mid-cap stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period. The Portfolio excluded certain extreme small cap growth stocks, as measured by book-to-market ratio and other metrics, which were held by the Index. These stocks generally underperformed, and their exclusion from the Portfolio benefited the Portfolio's relative performance.

T.A. U.S. Core Equity 2 Portfolio

   The T.A. U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and value stocks relative to the market while considering federal income tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 33.58% for the Portfolio and 28.99% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had greater exposure than the Index to small cap stocks and less exposure to large cap stocks, both of which contributed to the Portfolio's outperformance relative to the index as small cap stocks generally outperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

 International Equity Market Review          12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------

                                                U.S. Dollar Return
                                                ------------------

             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 Months Ended October 31, 2013
                              --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Currency Return U.S. Dollar Return
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................        20.70%               20.37%
                  Japan.............................        64.48%               34.00%
                  Canada............................        10.59%                5.99%
                  France............................        27.55%               33.82%
                  Australia.........................        26.44%               15.47%
                  Switzerland.......................        27.49%               31.10%
                  Germany...........................        24.72%               30.85%
                  Spain.............................        30.69%               37.11%
                  Sweden............................        24.39%               27.55%
                  Hong Kong.........................        14.30%               14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in U.S. dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks while growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------

                                                  U.S. Dollar Return
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.

                         12 Months Ended October 31, 2013
                          --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Currency Return U.S. Dollar Return
------------------------------------------  --------------------- ------------------
              China........................         9.32%                9.28%
              South Korea..................         9.57%               12.65%
              Brazil.......................         7.85%               -1.52%
              Taiwan.......................        18.76%               18.08%
              South Africa.................        20.85%                5.07%
              India........................        14.98%                0.65%
              Russia.......................        12.94%               10.89%
              Mexico.......................         1.41%                2.11%
              Malaysia.....................        13.25%                9.32%
              Indonesia....................         1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

International Equity Portfolios' Performance Overview

Tax-Managed DFA International Value Portfolio

   The Tax-Managed DFA International Value Portfolio seeks to capture the returns of international large company value stocks. Value is measured primarily by book-to-market ratio. The Portfolio also seeks to reduce or defer the impact of taxes on the value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 510 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 27.39% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). The Portfolio focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Portfolio's significantly greater exposure than the Index to these securities contributed to the Portfolio's outperformance relative to the Index. In particular, the Portfolio's greater exposure to value stocks in the financial sector was beneficial as these names outperformed. The Portfolio's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

T.A. World ex U.S. Core Equity Portfolio

   The T.A. World ex U.S. Core Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks in developed and emerging markets, with increased exposure to smaller company stocks and those with value characteristics, while considering potential tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 7,000 securities in 43 eligible developed and emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 22.88% for the Portfolio and 20.29% for the MSCI All Country World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international and emerging equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Small cap stocks generally outperformed large and mid cap stocks during the period, and the Portfolio's greater exposure to small cap stocks contributed to the Portfolio's outperformance relative to the Index. The Portfolio's greater exposure to value stocks, as measured by book-to-market, was also beneficial as these stocks outperformed the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     Six Months Ended October 31, 2013
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/13  10/31/13    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio**
---------------------------------------------
Actual Fund Return                             $1,000.00 $1,146.70    0.37%    $2.00
Hypothetical 5% Annual Return                  $1,000.00 $1,023.34    0.37%    $1.89

Tax-Managed U.S. Equity Portfolio
---------------------------------
Actual Fund Return                             $1,000.00 $1,123.90    0.22%    $1.18
Hypothetical 5% Annual Return                  $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/13  10/31/13    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Targeted Value Portfolio
-----------------------------------------
Actual Fund Return                             $1,000.00 $1,177.80    0.44%    $2.42
Hypothetical 5% Annual Return                  $1,000.00 $1,022.99    0.44%    $2.24

Tax-Managed U.S. Small Cap Portfolio
------------------------------------
Actual Fund Return                             $1,000.00 $1,198.00    0.52%    $2.88
Hypothetical 5% Annual Return                  $1,000.00 $1,022.58    0.52%    $2.65

T.A. U.S. Core Equity 2 Portfolio
---------------------------------
Actual Fund Return                             $1,000.00 $1,144.80    0.24%    $1.30
Hypothetical 5% Annual Return                  $1,000.00 $1,024.00    0.24%    $1.22

Tax-Managed DFA International Value Portfolio
---------------------------------------------
Actual Fund Return                             $1,000.00 $1,121.10    0.53%    $2.83
Hypothetical 5% Annual Return                  $1,000.00 $1,022.53    0.53%    $2.70

T.A. World ex U.S. Core Equity Portfolio
----------------------------------------
Actual Fund Return                             $1,000.00 $1,079.30    0.45%    $2.36
Hypothetical 5% Annual Return                  $1,000.00 $1,022.94    0.45%    $2.29

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that is held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which present portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   Tax-Managed U.S. Marketwide Value Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       Tax-Managed U.S. Equity Portfolio
              Consumer Discretionary.......................  13.8%
              Consumer Staples.............................   9.3%
              Energy.......................................  10.0%
              Financials...................................  14.5%
              Health Care..................................  12.8%
              Industrials..................................  11.9%
              Information Technology.......................  18.2%
              Materials....................................   3.9%
              Other........................................    --
              Telecommunication Services...................   2.3%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                   Tax-Managed U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  17.6%
              Consumer Staples.............................   4.0%
              Energy.......................................   8.3%
              Financials...................................  25.8%
              Health Care..................................   5.8%
              Industrials..................................  16.0%
              Information Technology.......................  13.0%
              Materials....................................   8.4%
              Other........................................    --
              Telecommunication Services...................   0.7%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                     Tax-Managed U.S. Small Cap Portfolio
              Consumer Discretionary.......................  17.2%
              Consumer Staples.............................   4.5%
              Energy.......................................   5.6%
              Financials...................................  20.1%
              Health Care..................................   9.2%
              Industrials..................................  17.9%
              Information Technology.......................  17.1%
              Materials....................................   5.4%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   0.8%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED



                       T.A. U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   5.9%
              Energy.......................................  11.6%
              Financials...................................  19.9%
              Health Care..................................  10.7%
              Industrials..................................  13.7%
              Information Technology.......................  13.7%
              Materials....................................   4.9%
              Other........................................    --
              Telecommunication Services...................   2.6%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                 Tax-Managed DFA International Value Portfolio
              Consumer Discretionary.......................   9.3%
              Consumer Staples.............................   4.9%
              Energy.......................................  12.4%
              Financials...................................  36.5%
              Health Care..................................   1.5%
              Industrials..................................   9.9%
              Information Technology.......................   3.8%
              Materials....................................  11.2%
              Other........................................    --
              Telecommunication Services...................   7.2%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                   T.A. World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  13.4%
              Consumer Staples.............................   6.8%
              Energy.......................................   8.2%
              Financials...................................  26.4%
              Health Care..................................   4.7%
              Industrials..................................  16.1%
              Information Technology.......................   7.1%
              Materials....................................  11.2%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.2%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Tax-Managed U.S. Marketwide Value Series
    of The DFA Investment Trust Company....................... $3,110,170,247
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $1,838,617,379)........................................ $3,110,170,247
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                   Percentage
                                         Shares       Value+     of Net Assets**
                                         ------       ------     ---------------
COMMON STOCKS -- (93.7%)
Consumer Discretionary -- (12.9%)
*   Amazon.com, Inc....................    38,978 $   14,189,161            0.7%
    Comcast Corp. Class A..............   224,903     10,700,885            0.6%
    Home Depot, Inc. (The).............   148,392     11,558,253            0.6%
    McDonald's Corp....................   107,641     10,389,509            0.5%
    Walt Disney Co. (The)..............   183,316     12,573,644            0.6%
    Other Securities...................              213,743,139           10.7%
                                                  --------------          ------
Total Consumer Discretionary...........              273,154,591           13.7%
                                                  --------------          ------
Consumer Staples -- (8.7%)
    Altria Group, Inc..................   214,752      7,995,217            0.4%
    Coca-Cola Co. (The)................   431,559     17,076,790            0.9%
    CVS Caremark Corp..................   132,004      8,218,569            0.4%
    PepsiCo, Inc.......................   166,178     13,973,908            0.7%
    Philip Morris International, Inc...   170,074     15,156,995            0.8%
    Procter & Gamble Co. (The).........   295,232     23,839,984            1.2%
    Wal-Mart Stores, Inc...............   174,326     13,379,520            0.7%
    Other Securities...................               85,026,171            4.2%
                                                  --------------          ------
Total Consumer Staples.................              184,667,154            9.3%
                                                  --------------          ------
Energy -- (9.4%)
    Chevron Corp.......................   207,157     24,850,554            1.3%
    ConocoPhillips.....................   124,211      9,104,666            0.5%
    Exxon Mobil Corp...................   471,305     42,238,354            2.1%
    Occidental Petroleum Corp..........    85,483      8,213,207            0.4%
    Schlumberger, Ltd..................   141,594     13,270,190            0.7%
    Other Securities...................              100,509,561            5.0%
                                                  --------------          ------
Total Energy...........................              198,186,532           10.0%
                                                  --------------          ------
Financials -- (13.6%)
    American Express Co................   104,440      8,543,192            0.5%
    American International Group, Inc..   147,222      7,604,016            0.4%
    Bank of America Corp............... 1,155,107     16,125,294            0.8%
*   Berkshire Hathaway, Inc. Class B...   183,795     21,151,129            1.1%
    Citigroup, Inc.....................   326,044     15,904,426            0.8%
    Goldman Sachs Group, Inc. (The)....    46,912      7,546,264            0.4%
    JPMorgan Chase & Co................   403,904     20,817,212            1.1%
    Wells Fargo & Co...................   543,241     23,190,958            1.2%
    Other Securities...................              166,692,344            8.1%
                                                  --------------          ------
Total Financials.......................              287,574,835           14.4%
                                                  --------------          ------
Health Care -- (12.0%)
    AbbVie, Inc........................   167,626      8,121,480            0.4%
    Amgen, Inc.........................    80,563      9,345,308            0.5%
    Bristol-Myers Squibb Co............   175,807      9,233,384            0.5%
*   Gilead Sciences, Inc...............   163,352     11,596,358            0.6%
    Johnson & Johnson..................   303,676     28,123,434            1.4%
    Merck & Co., Inc...................   314,073     14,161,552            0.7%
    Pfizer, Inc........................   704,127     21,602,616            1.1%
    Other Securities...................              152,754,750            7.6%
                                                  --------------          ------
Total Health Care......................              254,938,882           12.8%
                                                  --------------          ------

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (11.1%)
      3M Co..............................................     70,092 $    8,821,078            0.5%
      Boeing Co. (The)...................................     77,367     10,096,393            0.5%
      General Electric Co................................  1,094,103     28,599,852            1.5%
      Union Pacific Corp.................................     50,016      7,572,422            0.4%
      United Parcel Service, Inc. Class B................     76,915      7,556,130            0.4%
      United Technologies Corp...........................     93,458      9,929,912            0.5%
      Other Securities...................................               163,350,013            8.0%
                                                                     --------------          ------
Total Industrials........................................               235,925,800           11.8%
                                                                     --------------          ------
Information Technology -- (17.1%)
      Apple, Inc.........................................     95,889     50,087,619            2.5%
      Cisco Systems, Inc.................................    566,126     12,737,835            0.7%
*     Google, Inc. Class A...............................     29,251     30,145,496            1.5%
      Intel Corp.........................................    525,207     12,830,807            0.7%
      International Business Machines Corp...............    109,076     19,547,510            1.0%
      Mastercard, Inc. Class A...........................     12,491      8,957,296            0.5%
      Microsoft Corp.....................................    830,486     29,357,680            1.5%
      Oracle Corp........................................    400,229     13,407,671            0.7%
      QUALCOMM, Inc......................................    184,909     12,845,628            0.7%
      Visa, Inc. Class A.................................     55,143     10,844,974            0.6%
      Other Securities...................................               161,220,881            7.8%
                                                                     --------------          ------
Total Information Technology.............................               361,983,397           18.2%
                                                                     --------------          ------
Materials -- (3.7%)
      Other Securities...................................                77,654,853            3.9%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                         6            0.0%
                                                                     --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc..........................................    570,785     20,662,417            1.1%
      Verizon Communications, Inc........................    307,630     15,538,391            0.8%
      Other Securities...................................                 9,836,629            0.4%
                                                                     --------------          ------
Total Telecommunication Services.........................                46,037,437            2.3%
                                                                     --------------          ------
Utilities -- (3.0%)
      Other Securities...................................                64,711,193            3.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             1,984,834,680           99.6%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     3,664            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.073%.  7,082,169      7,082,169            0.4%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@  DFA Short Term Investment Fund..................... 10,866,584    125,726,373            6.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,161,929,972)................................              $2,117,646,886          106.3%
                                                                     ==============          ======

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  273,154,591           --   --    $  273,154,591
  Consumer Staples............    184,667,154           --   --       184,667,154
  Energy......................    198,186,532           --   --       198,186,532
  Financials..................    287,574,681 $        154   --       287,574,835
  Health Care.................    254,936,624        2,258   --       254,938,882
  Industrials.................    235,925,800           --   --       235,925,800
  Information Technology......    361,983,397           --   --       361,983,397
  Materials...................     77,654,853           --   --        77,654,853
  Other.......................             --            6   --                 6
  Telecommunication Services..     46,037,437           --   --        46,037,437
  Utilities...................     64,711,193           --   --        64,711,193
Rights/Warrants...............             --        3,664   --             3,664
Temporary Cash Investments....      7,082,169           --   --         7,082,169
Securities Lending Collateral.             --  125,726,373   --       125,726,373
                               -------------- ------------   --    --------------
TOTAL......................... $1,991,914,431 $125,732,455   --    $2,117,646,886
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (89.5%)
Consumer Discretionary -- (15.8%)
#*  Cabela's, Inc..........................   228,775 $   13,570,933            0.4%
    Dillard's, Inc. Class A................   275,746     22,605,657            0.7%
#   GameStop Corp. Class A.................   431,501     23,654,885            0.7%
    Gannett Co., Inc.......................   412,001     11,400,068            0.4%
#*  Iconix Brand Group, Inc................   357,800     12,913,002            0.4%
#   Lennar Corp. Class A...................   325,800     11,582,190            0.4%
*   Mohawk Industries, Inc.................   151,410     20,049,712            0.6%
#   Wendy's Co. (The)...................... 1,383,503     12,022,641            0.4%
    Whirlpool Corp.........................    80,175     11,706,352            0.4%
    Other Securities.......................              421,924,677           13.1%
                                                      --------------          ------
Total Consumer Discretionary...............              561,430,117           17.5%
                                                      --------------          ------
Consumer Staples -- (3.6%)
*   Constellation Brands, Inc. Class A.....   317,371     20,724,326            0.7%
#*  Hain Celestial Group, Inc. (The).......   151,530     12,611,842            0.4%
    Other Securities.......................               94,919,679            2.9%
                                                      --------------          ------
Total Consumer Staples.....................              128,255,847            4.0%
                                                      --------------          ------
Energy -- (7.4%)
    Bristow Group, Inc.....................   174,943     14,077,663            0.4%
*   Helix Energy Solutions Group, Inc......   562,740     13,314,428            0.4%
    Patterson-UTI Energy, Inc..............   473,266     11,481,433            0.4%
*   Rowan Cos. P.L.C. Class A..............   328,885     11,866,171            0.4%
    Tesoro Corp............................   419,582     20,513,364            0.7%
#   Western Refining, Inc..................   378,467     12,213,130            0.4%
    Other Securities.......................              179,921,430            5.5%
                                                      --------------          ------
Total Energy...............................              263,387,619            8.2%
                                                      --------------          ------
Financials -- (23.1%)
    Allied World Assurance Co. Holdings AG.   155,508     16,839,961            0.5%
*   American Capital, Ltd.................. 1,164,025     16,307,990            0.5%
    American Financial Group, Inc..........   370,385     20,837,860            0.7%
    Assurant, Inc..........................   331,133     19,364,658            0.6%
    Axis Capital Holdings, Ltd.............   302,382     14,338,954            0.5%
    CNO Financial Group, Inc............... 1,264,042     19,693,774            0.6%
    Endurance Specialty Holdings, Ltd......   204,319     11,296,798            0.4%
    Everest Re Group, Ltd..................   104,016     15,991,420            0.5%
*   Genworth Financial, Inc. Class A.......   923,584     13,419,676            0.4%
#   Legg Mason, Inc........................   349,011     13,426,453            0.4%
    NASDAQ OMX Group, Inc. (The)...........   406,131     14,389,221            0.5%
    Old Republic International Corp........   665,413     11,172,284            0.4%
    PartnerRe, Ltd.........................   163,753     16,409,688            0.5%
    Protective Life Corp...................   263,755     12,153,830            0.4%
    Reinsurance Group of America, Inc......   235,808     16,784,813            0.5%
    Other Securities.......................              588,883,430           18.3%
                                                      --------------          ------
Total Financials...........................              821,310,810           25.7%
                                                      --------------          ------
Health Care -- (5.2%)
*   LifePoint Hospitals, Inc...............   217,915     11,253,131            0.4%
    Omnicare, Inc..........................   312,425     17,230,239            0.5%
#*  ViroPharma, Inc........................   339,632     13,184,514            0.4%
    Other Securities.......................              143,790,719            4.5%
                                                      --------------          ------
Total Health Care..........................              185,458,603            5.8%
                                                      --------------          ------

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (14.3%)
      AMERCO.............................................     88,302 $   17,830,823            0.6%
*     Avis Budget Group, Inc.............................    549,560     17,217,715            0.5%
#*    Owens Corning......................................    367,806     13,215,270            0.4%
      Ryder System, Inc..................................    233,530     15,373,280            0.5%
#     Trinity Industries, Inc............................    277,414     14,045,471            0.4%
      URS Corp...........................................    209,771     11,373,784            0.4%
      Other Securities...................................               420,474,162           13.1%
                                                                     --------------          ------
Total Industrials........................................               509,530,505           15.9%
                                                                     --------------          ------
Information Technology -- (11.7%)
*     Arrow Electronics, Inc.............................    351,633     16,885,417            0.5%
*     Ingram Micro, Inc. Class A.........................    553,452     12,823,483            0.4%
*     SYNNEX Corp........................................    188,595     11,560,874            0.4%
      Other Securities...................................               373,676,729           11.7%
                                                                     --------------          ------
Total Information Technology.............................               414,946,503           13.0%
                                                                     --------------          ------
Materials -- (7.5%)
      Ashland, Inc.......................................    159,881     14,796,987            0.5%
*     Louisiana-Pacific Corp.............................    670,853     11,411,210            0.4%
      MeadWestvaco Corp..................................    386,074     13,454,679            0.4%
      Reliance Steel & Aluminum Co.......................    200,657     14,706,152            0.5%
      Rock Tenn Co. Class A..............................    149,967     16,047,969            0.5%
      Westlake Chemical Corp.............................    119,228     12,807,472            0.4%
      Other Securities...................................               182,356,496            5.6%
                                                                     --------------          ------
Total Materials..........................................               265,580,965            8.3%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                       294            0.0%
                                                                     --------------          ------
Telecommunication Services -- (0.6%)
      Other Securities...................................                22,046,157            0.7%
                                                                     --------------          ------
Utilities -- (0.3%)
      Other Securities...................................                11,438,856            0.3%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,183,386,276           99.4%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     4,767            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.073%. 19,718,182     19,718,182            0.6%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund..................... 30,594,546    353,978,897           11.1%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,244,219,974)................................              $3,557,088,122          111.1%
                                                                     ==============          ======

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  561,430,117           --   --    $  561,430,117
  Consumer Staples............    128,255,847           --   --       128,255,847
  Energy......................    263,387,619           --   --       263,387,619
  Financials..................    821,284,295 $     26,515   --       821,310,810
  Health Care.................    185,295,114      163,489   --       185,458,603
  Industrials.................    509,403,403      127,102   --       509,530,505
  Information Technology......    414,946,503           --   --       414,946,503
  Materials...................    265,580,965           --   --       265,580,965
  Other.......................             --          294   --               294
  Telecommunication Services..     22,046,157           --   --        22,046,157
  Utilities...................     11,438,856           --   --        11,438,856
Rights/Warrants...............             --        4,767   --             4,767
Temporary Cash Investments....     19,718,182           --   --        19,718,182
Securities Lending Collateral.             --  353,978,897   --       353,978,897
                               -------------- ------------   --    --------------
TOTAL......................... $3,202,787,058 $354,301,064   --    $3,557,088,122
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                   Percentage
                                          Shares      Value+     of Net Assets**
                                          ------      ------     ---------------
COMMON STOCKS -- (83.5%)
Consumer Discretionary -- (14.4%)
#*  Cabela's, Inc........................  79,425 $    4,711,491            0.3%
#*  Conn's, Inc..........................  78,720      4,757,837            0.3%
    Domino's Pizza, Inc..................  54,821      3,676,296            0.2%
#*  Iconix Brand Group, Inc.............. 102,033      3,682,371            0.2%
*   Krispy Kreme Doughnuts, Inc.......... 137,728      3,341,281            0.2%
    Lithia Motors, Inc. Class A            51,735      3,251,545            0.2%
#*  Lumber Liquidators Holdings, Inc.....  29,224      3,337,089            0.2%
#*  Saks, Inc............................ 221,647      3,544,136            0.2%
    Other Securities.....................            289,491,982           15.3%
                                                  --------------          ------
Total Consumer Discretionary.............            319,794,028           17.1%
                                                  --------------          ------
Consumer Staples -- (3.7%)
*   Prestige Brands Holdings, Inc........ 110,081      3,437,830            0.2%
#   Pricesmart, Inc......................  28,537      3,247,225            0.2%
    Other Securities.....................             76,397,154            4.0%
                                                  --------------          ------
Total Consumer Staples...................             83,082,209            4.4%
                                                  --------------          ------
Energy -- (4.7%)
    Bristow Group, Inc.                    53,346      4,292,753            0.2%
*   Hornbeck Offshore Services, Inc......  59,921      3,311,834            0.2%
#   Western Refining, Inc................ 194,387      6,272,869            0.3%
    Other Securities.....................             89,915,310            4.8%
                                                  --------------          ------
Total Energy.............................            103,792,766            5.5%
                                                  --------------          ------
Financials -- (16.8%)
#*  Altisource Portfolio Solutions SA....  21,934      3,449,780            0.2%
#   BancorpSouth, Inc.................... 148,561      3,283,198            0.2%
    CapitalSource, Inc................... 302,900      3,961,932            0.2%
    Cathay General Bancorp............... 161,692      3,982,474            0.2%
    CNO Financial Group, Inc............. 336,171      5,237,544            0.3%
#   Endurance Specialty Holdings, Ltd....  63,590      3,515,891            0.2%
    First American Financial Corp........ 131,159      3,391,772            0.2%
    Platinum Underwriters Holdings, Ltd..  54,370      3,381,270            0.2%
*   Portfolio Recovery Associates, Inc...  56,103      3,335,323            0.2%
    Primerica, Inc.......................  80,041      3,437,761            0.2%
    Radian Group, Inc.................... 324,032      4,721,146            0.3%
    StanCorp Financial Group, Inc........  60,671      3,573,522            0.2%
    TCF Financial Corp................... 221,081      3,356,010            0.2%
    Washington Federal, Inc.............. 142,720      3,251,162            0.2%
    Webster Financial Corp............... 144,207      4,021,933            0.2%
*   Western Alliance Bancorp............. 158,880      3,360,312            0.2%
    Other Securities.....................            315,640,771           16.6%
                                                  --------------          ------
Total Financials.........................            374,901,801           20.0%
                                                  --------------          ------
Health Care -- (7.7%)
#*  Celldex Therapeutics, Inc............ 146,739      3,361,790            0.2%
*   Jazz Pharmaceuticals P.L.C...........  39,116      3,549,386            0.2%
*   Medicines Co. (The)..................  98,973      3,357,164            0.2%
*   Medidata Solutions, Inc..............  49,170      5,423,943            0.3%
#*  ViroPharma, Inc...................... 115,735      4,492,833            0.2%
    Other Securities.....................            151,401,535            8.1%
                                                  --------------          ------
Total Health Care........................            171,586,651            9.2%
                                                  --------------          ------

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (14.9%)
      AMERCO.............................................     25,259 $    5,100,550            0.3%
*     Avis Budget Group, Inc.............................    130,275      4,081,516            0.2%
#*    Chart Industries, Inc..............................     32,460      3,488,476            0.2%
      EnerSys, Inc.......................................     63,999      4,246,334            0.2%
*     Middleby Corp......................................     16,509      3,758,274            0.2%
*     On Assignment, Inc.................................    101,799      3,439,788            0.2%
      Other Securities...................................               308,425,680           16.5%
                                                                     --------------          ------
Total Industrials........................................               332,540,618           17.8%
                                                                     --------------          ------
Information Technology -- (14.3%)
      Convergys Corp.....................................    170,395      3,363,597            0.2%
*     CoStar Group, Inc..................................     31,675      5,606,158            0.3%
      FEI Co.............................................     43,300      3,857,164            0.2%
      Mentor Graphics Corp...............................    201,941      4,458,857            0.2%
*     SYNNEX Corp........................................     63,951      3,920,196            0.2%
#*    Tyler Technologies, Inc............................     34,175      3,305,064            0.2%
      Other Securities...................................               292,980,285           15.6%
                                                                     --------------          ------
Total Information Technology.............................               317,491,321           16.9%
                                                                     --------------          ------
Materials -- (4.5%)
      Eagle Materials, Inc...............................     43,815      3,286,563            0.2%
      KapStone Paper and Packaging Corp..................     76,202      3,959,456            0.2%
      PolyOne Corp.......................................    131,230      3,976,269            0.2%
      Worthington Industries, Inc........................     82,330      3,337,658            0.2%
      Other Securities...................................                86,191,903            4.6%
                                                                     --------------          ------
Total Materials..........................................               100,751,849            5.4%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                       312            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                    98,403            0.0%
                                                                     --------------          ------
Telecommunication Services -- (0.6%)
      Other Securities...................................                14,451,599            0.8%
                                                                     --------------          ------
Utilities -- (1.9%)
      Other Securities...................................                41,277,932            2.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             1,859,769,489           99.3%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    40,954            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.073%. 14,259,652     14,259,652            0.8%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (15.9%)
(S)@  DFA Short Term Investment Fund..................... 30,591,167    353,939,799           18.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,383,695,646)................................              $2,228,009,894          119.0%
                                                                     ==============          ======

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  319,794,028           --   --    $  319,794,028
  Consumer Staples..............     83,082,209           --   --        83,082,209
  Energy........................    103,792,766           --   --       103,792,766
  Financials....................    374,893,009 $      8,792   --       374,901,801
  Health Care...................    171,527,461       59,190   --       171,586,651
  Industrials...................    332,524,999       15,619   --       332,540,618
  Information Technology........    317,491,321           --   --       317,491,321
  Materials.....................    100,751,849           --   --       100,751,849
  Other.........................             --          312   --               312
  Real Estate Investment Trusts.         98,403           --   --            98,403
  Telecommunication Services....     14,451,599           --   --        14,451,599
  Utilities.....................     41,277,932           --   --        41,277,932
Rights/Warrants.................             --       40,954   --            40,954
Temporary Cash Investments......     14,259,652           --   --        14,259,652
Securities Lending Collateral...             --  353,939,799   --       353,939,799
                                 -------------- ------------   --    --------------
TOTAL........................... $1,873,945,228 $354,064,666   --    $2,228,009,894
                                 ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (90.3%)
Consumer Discretionary -- (13.4%)
    CBS Corp. Class B......................   191,185 $   11,306,681            0.3%
    Comcast Corp. Class A..................   456,217     21,706,805            0.5%
    Home Depot, Inc. (The).................   144,802     11,278,628            0.3%
*   Liberty Media Corp. Class A............    59,392      9,081,631            0.2%
    Lowe's Cos., Inc.......................   255,861     12,736,761            0.3%
    Time Warner Cable, Inc.................    88,298     10,609,005            0.3%
    Time Warner, Inc.......................   218,287     15,005,048            0.4%
    Twenty-First Century Fox, Inc. Class A.   376,280     12,823,622            0.3%
    Walt Disney Co. (The)..................   365,590     25,075,818            0.6%
    Other Securities.......................              479,825,576           11.7%
                                                      --------------          ------
Total Consumer Discretionary...............              609,449,575           14.9%
                                                      --------------          ------
Consumer Staples -- (5.4%)
    CVS Caremark Corp......................   278,252     17,323,970            0.4%
    Mondelez International, Inc. Class A...   366,422     12,326,436            0.3%
    Procter & Gamble Co. (The).............   274,994     22,205,765            0.5%
    Wal-Mart Stores, Inc...................   177,333     13,610,308            0.3%
    Walgreen Co............................   179,862     10,655,025            0.3%
    Other Securities.......................              167,515,455            4.1%
                                                      --------------          ------
Total Consumer Staples.....................              243,636,959            5.9%
                                                      --------------          ------
Energy -- (10.5%)
    Anadarko Petroleum Corp................   112,874     10,755,763            0.3%
    Chevron Corp...........................   448,961     53,857,362            1.3%
    ConocoPhillips.........................   271,234     19,881,452            0.5%
    EOG Resources, Inc.....................    59,768     10,662,611            0.3%
    Exxon Mobil Corp....................... 1,013,887     90,864,553            2.2%
    Occidental Petroleum Corp..............   168,633     16,202,259            0.4%
    Schlumberger, Ltd......................   125,663     11,777,136            0.3%
    Other Securities.......................              262,396,814            6.3%
                                                      --------------          ------
Total Energy...............................              476,397,950           11.6%
                                                      --------------          ------
Financials -- (17.9%)
    American International Group, Inc......   308,768     15,947,867            0.4%
    Bank of America Corp................... 2,530,568     35,326,729            0.9%
*   Berkshire Hathaway, Inc. Class B.......   103,179     11,873,839            0.3%
    BlackRock, Inc.........................    30,175      9,076,942            0.2%
    Citigroup, Inc.........................   714,959     34,875,700            0.9%
    Goldman Sachs Group, Inc. (The)........    93,740     15,079,016            0.4%
    JPMorgan Chase & Co....................   899,039     46,336,470            1.1%
    MetLife, Inc...........................   216,234     10,230,031            0.3%
    U.S. Bancorp...........................   375,974     14,046,389            0.4%
    Wells Fargo & Co....................... 1,191,695     50,873,460            1.2%
    Other Securities.......................              569,608,139           13.7%
                                                      --------------          ------
Total Financials...........................              813,274,582           19.8%
                                                      --------------          ------
Health Care -- (9.7%)
    Amgen, Inc.............................    85,813      9,954,308            0.3%
*   Express Scripts Holding Co.............   153,147      9,574,750            0.2%
    Johnson & Johnson......................   181,710     16,828,163            0.4%
    Merck & Co., Inc.......................   589,040     26,559,814            0.7%
    Pfizer, Inc............................ 1,450,953     44,515,238            1.1%
    UnitedHealth Group, Inc................   207,981     14,196,783            0.4%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Health Care -- (Continued)
      Zoetis, Inc........................................    386,123 $   12,224,654            0.3%
      Other Securities...................................               305,789,187            7.3%
                                                                     --------------          ------
Total Health Care........................................               439,642,897           10.7%
                                                                     --------------          ------
Industrials -- (12.4%)
      General Electric Co................................  2,413,819     63,097,229            1.5%
      Union Pacific Corp.................................    104,921     15,885,039            0.4%
      Other Securities...................................               480,623,423           11.7%
                                                                     --------------          ------
Total Industrials........................................               559,605,691           13.6%
                                                                     --------------          ------
Information Technology -- (12.4%)
      Apple, Inc.........................................     43,475     22,709,166            0.6%
      Cisco Systems, Inc.................................  1,252,046     28,171,035            0.7%
      EMC Corp...........................................    363,999      8,761,456            0.2%
*     Google, Inc. Class A...............................     11,628     11,983,584            0.3%
      Intel Corp.........................................  1,131,618     27,645,428            0.7%
      Microsoft Corp.....................................    327,024     11,560,298            0.3%
      Visa, Inc. Class A.................................     97,604     19,195,779            0.5%
      Other Securities...................................               432,423,976           10.4%
                                                                     --------------          ------
Total Information Technology.............................               562,450,722           13.7%
                                                                     --------------          ------
Materials -- (4.4%)
      Dow Chemical Co. (The).............................    264,593     10,443,486            0.3%
      Other Securities...................................               189,858,935            4.6%
                                                                     --------------          ------
Total Materials..........................................               200,302,421            4.9%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (2.3%)
      AT&T, Inc..........................................  1,265,775     45,821,055            1.1%
      Verizon Communications, Inc........................    630,811     31,862,264            0.8%
      Other Securities...................................                27,745,224            0.7%
                                                                     --------------          ------
Total Telecommunication Services.........................               105,428,543            2.6%
                                                                     --------------          ------
Utilities -- (1.9%)
      Other Securities...................................                84,615,846            2.1%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,094,805,186           99.8%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   123,997            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.073%. 13,720,683     13,720,683            0.3%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund..................... 36,830,820    426,132,583           10.4%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,933,839,227)................................              $4,534,782,449          110.5%
                                                                     ==============          ======

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  609,449,575           --   --    $  609,449,575
  Consumer Staples............    243,636,959           --   --       243,636,959
  Energy......................    476,397,950           --   --       476,397,950
  Financials..................    813,273,656 $        926   --       813,274,582
  Health Care.................    439,628,629       14,268   --       439,642,897
  Industrials.................    559,590,881       14,810   --       559,605,691
  Information Technology......    562,450,722           --   --       562,450,722
  Materials...................    200,302,421           --   --       200,302,421
  Other.......................             --           --   --                --
  Telecommunication Services..    105,428,543           --   --       105,428,543
  Utilities...................     84,615,846           --   --        84,615,846
Rights/Warrants                            --      123,997   --           123,997
Temporary Cash Investments....     13,720,683           --   --        13,720,683
Securities Lending Collateral.             --  426,132,583   --       426,132,583
                               -------------- ------------   --    --------------
TOTAL......................... $4,108,495,865 $426,286,584   --    $4,534,782,449
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                        ------      -------     ---------------
 COMMON STOCKS -- (98.2%)
 AUSTRALIA -- (5.3%)
     Wesfarmers, Ltd..................   941,613 $   38,209,661            1.4%
     Other Securities.................              109,526,121            4.0%
                                                 --------------          ------
 TOTAL AUSTRALIA......................              147,735,782            5.4%
                                                 --------------          ------

 AUSTRIA -- (0.2%)
     Other Securities.................                6,765,880            0.2%
                                                 --------------          ------

 BELGIUM -- (1.3%)
     Other Securities.................               35,286,812            1.3%
                                                 --------------          ------

 CANADA -- (9.2%)
     Magna International, Inc.........   204,038     17,281,538            0.6%
     Manulife Financial Corp.......... 1,384,267     24,521,567            0.9%
     Sun Life Financial, Inc..........   494,520     16,657,116            0.6%
     Suncor Energy, Inc............... 1,078,999     39,210,926            1.4%
     Other Securities.................              159,426,995            5.8%
                                                 --------------          ------
 TOTAL CANADA.........................              257,098,142            9.3%
                                                 --------------          ------

 DENMARK -- (1.4%)
     Other Securities.................               39,236,635            1.4%
                                                 --------------          ------

 FINLAND -- (1.0%)
     Other Securities.................               28,421,390            1.0%
                                                 --------------          ------

 FRANCE -- (10.5%)
     AXA SA...........................   987,329     24,599,729            0.9%
     BNP Paribas SA...................   652,618     48,145,678            1.8%
     Cie de St-Gobain.................   292,647     15,361,056            0.6%
     GDF Suez......................... 1,112,207     27,564,674            1.0%
     Orange........................... 1,431,646     19,679,515            0.7%
     Societe Generale SA..............   577,609     32,628,846            1.2%
     Vivendi SA....................... 1,017,849     25,771,646            0.9%
     Other Securities.................               98,832,313            3.5%
                                                 --------------          ------
 TOTAL FRANCE.........................              292,583,457           10.6%
                                                 --------------          ------

 GERMANY -- (8.9%)
     Allianz SE.......................   122,653     20,593,722            0.7%
     Bayerische Motoren Werke AG......   219,992     24,898,348            0.9%
     Daimler AG.......................   692,538     56,701,391            2.1%
     Deutsche Bank AG.................   333,752     16,126,897            0.6%
     Deutsche Telekom AG..............   991,879     15,587,087            0.6%
     E.ON SE.......................... 1,187,081     21,638,694            0.8%
     Muenchener Rueckversicherungs AG.   112,068     23,381,001            0.9%
     Other Securities.................               69,056,550            2.4%
                                                 --------------          ------
 TOTAL GERMANY........................              247,983,690            9.0%
                                                 --------------          ------

 GREECE -- (0.0%)
     Other Securities.................                1,085,945            0.0%
                                                 --------------          ------

 HONG KONG -- (2.4%)
     Hutchison Whampoa, Ltd........... 1,722,000     21,446,159            0.8%
     Other Securities.................               45,696,423            1.6%
                                                 --------------          ------
 TOTAL HONG KONG......................               67,142,582            2.4%
                                                 --------------          ------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
IRELAND -- (0.1%)
    Other Securities........................           $    1,940,229            0.1%
                                                       --------------          ------

ISRAEL -- (0.3%)
    Other Securities........................                7,761,433            0.3%
                                                       --------------          ------

ITALY -- (1.4%)
    UniCredit SpA........................... 2,940,970     22,076,644            0.8%
    Other Securities........................               15,885,392            0.6%
                                                       --------------          ------
TOTAL ITALY.................................               37,962,036            1.4%
                                                       --------------          ------

JAPAN -- (19.7%)
    Mitsubishi Corp......................... 1,136,600     22,994,616            0.8%
    Mitsubishi UFJ Financial Group, Inc..... 7,531,834     47,964,701            1.7%
    Mitsui & Co., Ltd....................... 1,287,200     18,388,840            0.7%
    Nippon Steel & Sumitomo Metal Corp...... 6,077,000     20,057,455            0.7%
    NTT DOCOMO, Inc......................... 1,212,400     19,234,755            0.7%
    Sumitomo Mitsui Financial Group, Inc....   458,527     22,163,302            0.8%
    Other Securities........................              400,270,038           14.6%
                                                       --------------          ------
TOTAL JAPAN.................................              551,073,707           20.0%
                                                       --------------          ------

NETHERLANDS -- (3.4%)
*   ING Groep NV............................ 1,578,512     20,059,269            0.7%
    Koninklijke Philips NV..................   429,882     15,192,330            0.6%
    Other Securities........................               58,964,640            2.1%
                                                       --------------          ------
TOTAL NETHERLANDS...........................               94,216,239            3.4%
                                                       --------------          ------

NEW ZEALAND -- (0.1%)
    Other Securities........................                1,811,681            0.1%
                                                       --------------          ------

NORWAY -- (0.8%)
    Other Securities........................               21,167,066            0.8%
                                                       --------------          ------

PORTUGAL -- (0.1%)
    Other Securities........................                2,054,929            0.1%
                                                       --------------          ------

SINGAPORE -- (1.0%)
    Other Securities........................               28,475,164            1.0%
                                                       --------------          ------

SPAIN -- (2.2%)
    Banco Santander SA...................... 2,092,020     18,546,306            0.7%
    Iberdrola SA............................ 3,061,217     19,214,785            0.7%
    Other Securities........................               24,770,985            0.9%
                                                       --------------          ------
TOTAL SPAIN.................................               62,532,076            2.3%
                                                       --------------          ------

SWEDEN -- (3.0%)
    Nordea Bank AB.......................... 1,822,627     23,314,148            0.9%
    Telefonaktiebolaget LM Ericsson Class B. 1,777,471     21,260,711            0.8%
    Other Securities........................               39,198,868            1.3%
                                                       --------------          ------
TOTAL SWEDEN................................               83,773,727            3.0%
                                                       --------------          ------

SWITZERLAND -- (7.5%)
    Credit Suisse Group AG..................   941,145     29,277,086            1.1%
    Holcim, Ltd.............................   241,079     17,931,322            0.7%
    Novartis AG ADR.........................   189,650     14,707,357            0.5%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                  Percentage
                                                                       Shares       Value++     of Net Assets**
                                                                       ------       -------     ---------------
SWITZERLAND -- (Continued)
      Swiss Re AG....................................................    358,123 $   31,436,971            1.1%
      UBS AG.........................................................  2,189,793     42,352,921            1.5%
      Zurich Insurance Group AG......................................     98,396     27,189,098            1.0%
      Other Securities...............................................                47,688,171            1.7%
                                                                                 --------------          ------
TOTAL SWITZERLAND....................................................               210,582,926            7.6%
                                                                                 --------------          ------

UNITED KINGDOM -- (18.4%)
      Barclays P.L.C.................................................  4,340,155     18,261,024            0.7%
      Barclays P.L.C. Sponsored ADR..................................  1,825,842     30,692,404            1.1%
      BP P.L.C. Sponsored ADR........................................  2,093,646     97,354,538            3.5%
      Glencore Xstrata P.L.C.........................................  4,609,215     25,084,350            0.9%
      HSBC Holdings P.L.C. Sponsored ADR.............................    392,093     21,580,799            0.8%
      Kingfisher P.L.C...............................................  2,319,541     14,031,930            0.5%
*     Lloyds Banking Group P.L.C..................................... 30,279,179     37,449,180            1.4%
      Royal Dutch Shell P.L.C. ADR(780259107)........................    943,951     65,623,474            2.4%
      Royal Dutch Shell P.L.C. ADR(780259206)........................    279,594     18,637,736            0.7%
      Vodafone Group P.L.C........................................... 14,789,930     54,171,920            2.0%
      Vodafone Group P.L.C. Sponsored ADR............................    864,614     31,835,088            1.2%
      Other Securities...............................................               100,422,461            3.5%
                                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................................               515,144,904           18.7%
                                                                                 --------------          ------
TOTAL COMMON STOCKS..................................................             2,741,836,432           99.4%
                                                                                 --------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities...............................................                 4,318,851            0.1%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities...............................................                        --            0.0%
                                                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................................                   451,630            0.0%
                                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................................                   451,630            0.0%
                                                                                 --------------          ------

                                                                       Shares/
                                                                        Face
                                                                       Amount       Value+
                                                                       -------      ------             -
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@  DFA Short Term Investment Fund.................................  3,975,799     46,000,000            1.7%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $284,398 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $257,187) to be repurchased at
       $252,145......................................................       $252        252,144            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                46,252,144            1.7%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,389,651,236)............................................              $2,792,859,057          101.2%
                                                                                 ==============          ======

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $    221,914 $  147,513,868   --    $  147,735,782
  Austria.....................           --      6,765,880   --         6,765,880
  Belgium.....................      677,764     34,609,048   --        35,286,812
  Canada......................  257,098,142             --   --       257,098,142
  Denmark.....................           --     39,236,635   --        39,236,635
  Finland.....................           --     28,421,390   --        28,421,390
  France......................   10,518,619    282,064,838   --       292,583,457
  Germany.....................   38,944,800    209,038,890   --       247,983,690
  Greece......................           --      1,085,945   --         1,085,945
  Hong Kong...................           --     67,142,582   --        67,142,582
  Ireland.....................      666,898      1,273,331   --         1,940,229
  Israel......................           --      7,761,433   --         7,761,433
  Italy.......................    1,877,346     36,084,690   --        37,962,036
  Japan.......................   24,187,797    526,885,910   --       551,073,707
  Netherlands.................    2,643,343     91,572,896   --        94,216,239
  New Zealand.................           --      1,811,681   --         1,811,681
  Norway......................           --     21,167,066   --        21,167,066
  Portugal....................           --      2,054,929   --         2,054,929
  Singapore...................           --     28,475,164   --        28,475,164
  Spain.......................       15,699     62,516,377   --        62,532,076
  Sweden......................    1,622,691     82,151,036   --        83,773,727
  Switzerland.................   24,297,302    186,285,624   --       210,582,926
  United Kingdom..............  280,487,386    234,657,518   --       515,144,904
Preferred Stocks
  Germany.....................           --      4,318,851   --         4,318,851
Rights/Warrants
  Hong Kong...................           --             --   --                --
  Spain.......................           --        451,630   --           451,630
Securities Lending Collateral.           --     46,252,144   --        46,252,144
                               ------------ --------------   --    --------------
TOTAL......................... $643,259,701 $2,149,599,356   --    $2,792,859,057
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                                    Percentage
                                                          Shares      Value++     of Net Assets**
                                                          ------      -------     ---------------
COMMON STOCKS -- (96.9%)
AUSTRALIA -- (4.8%)
    Australia & New Zealand Banking Group, Ltd..........   144,308 $    4,617,907            0.3%
    Commonwealth Bank of Australia......................    51,776      3,728,002            0.2%
    National Australia Bank, Ltd........................   143,856      4,807,788            0.3%
    Wesfarmers, Ltd.....................................    75,215      3,052,145            0.2%
    Westpac Banking Corp................................   163,386      5,304,677            0.3%
    Other Securities....................................               62,864,803            3.6%
                                                                   --------------          ------
TOTAL AUSTRALIA.........................................               84,375,322            4.9%
                                                                   --------------          ------

AUSTRIA -- (0.4%)
    Other Securities....................................                6,835,247            0.4%
                                                                   --------------          ------

BELGIUM -- (1.0%)
    Other Securities....................................               17,765,309            1.0%
                                                                   --------------          ------

BRAZIL -- (2.0%)
    Other Securities....................................               35,418,041            2.1%
                                                                   --------------          ------

CANADA -- (6.7%)
    Bank of Montreal....................................    41,930      2,920,401            0.2%
    Magna International, Inc............................    34,872      2,953,576            0.2%
    Royal Bank of Canada................................    55,774      3,745,548            0.2%
    Suncor Energy, Inc..................................    99,388      3,611,769            0.2%
    Toronto-Dominion Bank (The).........................    55,000      5,045,029            0.3%
    Other Securities....................................               99,401,265            5.7%
                                                                   --------------          ------
TOTAL CANADA............................................              117,677,588            6.8%
                                                                   --------------          ------

CHILE -- (0.3%)
    Other Securities....................................                5,772,885            0.3%
                                                                   --------------          ------

CHINA -- (4.5%)
    China Construction Bank Corp. Class H............... 5,410,200      4,209,279            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 4,661,460      3,261,787            0.2%
    Other Securities....................................               71,384,505            4.1%
                                                                   --------------          ------
TOTAL CHINA.............................................               78,855,571            4.6%
                                                                   --------------          ------

COLOMBIA -- (0.1%)
    Other Securities....................................                1,334,478            0.1%
                                                                   --------------          ------

CZECH REPUBLIC -- (0.1%)
    Other Securities....................................                1,339,212            0.1%
                                                                   --------------          ------

DENMARK -- (0.9%)
    Other Securities....................................               16,370,032            1.0%
                                                                   --------------          ------

EGYPT -- (0.0%)
    Other Securities....................................                   87,271            0.0%
                                                                   --------------          ------

FINLAND -- (1.2%)
*   Nokia Oyj...........................................   490,765      3,730,196            0.2%
    Other Securities....................................               17,684,237            1.0%
                                                                   --------------          ------
TOTAL FINLAND...........................................               21,414,433            1.2%
                                                                   --------------          ------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
FRANCE -- (5.8%)
    BNP Paribas SA........................    77,818 $    5,740,878            0.3%
    Cie de St-Gobain......................    60,070      3,153,077            0.2%
    Sanofi................................    41,470      4,421,661            0.3%
    Societe Generale SA...................    80,296      4,535,881            0.3%
    Total SA Sponsored ADR................    85,482      5,229,789            0.3%
    Other Securities......................               78,856,152            4.5%
                                                     --------------          ------
TOTAL FRANCE..............................              101,937,438            5.9%
                                                     --------------          ------

GERMANY -- (4.8%)
    Allianz SE............................    29,381      4,933,138            0.3%
    Daimler AG............................    65,320      5,348,060            0.3%
    Deutsche Bank AG......................    69,178      3,342,681            0.2%
    Deutsche Post AG......................    93,390      3,153,909            0.2%
    Muenchener Rueckversicherungs AG......    13,745      2,867,650            0.2%
    Siemens AG Sponsored ADR..............    26,107      3,341,957            0.2%
    Other Securities......................               62,410,829            3.6%
                                                     --------------          ------
TOTAL GERMANY.............................               85,398,224            5.0%
                                                     --------------          ------

GREECE -- (0.2%)
    Other Securities......................                3,700,339            0.2%
                                                     --------------          ------

HONG KONG -- (1.9%)
    Other Securities......................               33,334,573            1.9%
                                                     --------------          ------

HUNGARY -- (0.1%)
    Other Securities......................                1,082,763            0.1%
                                                     --------------          ------

INDIA -- (1.3%)
    Other Securities......................               23,751,515            1.4%
                                                     --------------          ------

INDONESIA -- (0.6%)
    Other Securities......................               10,403,387            0.6%
                                                     --------------          ------

IRELAND -- (0.4%)
    Other Securities......................                7,342,601            0.4%
                                                     --------------          ------

ISRAEL -- (0.5%)
    Other Securities......................                8,640,465            0.5%
                                                     --------------          ------

ITALY -- (1.8%)
    Other Securities......................               31,020,692            1.8%
                                                     --------------          ------

JAPAN -- (15.5%)
    Mitsubishi UFJ Financial Group, Inc...   577,500      3,677,672            0.2%
    Mizuho Financial Group, Inc........... 1,822,055      3,824,606            0.2%
    Sumitomo Mitsui Financial Group, Inc..    96,683      4,673,257            0.3%
    Toyota Motor Corp. Sponsored ADR......    50,053      6,477,859            0.4%
    Other Securities......................              254,359,899           14.7%
                                                     --------------          ------
TOTAL JAPAN...............................              273,013,293           15.8%
                                                     --------------          ------

MALAYSIA -- (0.9%)
    Other Securities......................               15,692,494            0.9%
                                                     --------------          ------

MEXICO -- (1.2%)
    Other Securities......................               21,574,305            1.3%
                                                     --------------          ------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               Percentage
                                      Shares     Value++     of Net Assets**
                                      ------     -------     ---------------
   NETHERLANDS -- (2.0%)
   #*  ING Groep NV Sponsored ADR.... 263,004 $    3,345,411            0.2%
       Other Securities..............             31,869,838            1.8%
                                              --------------          ------
   TOTAL NETHERLANDS.................             35,215,249            2.0%
                                              --------------          ------

   NEW ZEALAND -- (0.2%)
       Other Securities..............              4,009,743            0.2%
                                              --------------          ------

   NORWAY -- (0.8%)
       Other Securities..............             13,715,031            0.8%
                                              --------------          ------

   PERU -- (0.0%)
       Other Securities..............                459,805            0.0%
                                              --------------          ------

   PHILIPPINES -- (0.4%)
       Other Securities..............              7,262,352            0.4%
                                              --------------          ------

   POLAND -- (0.4%)
       Other Securities..............              7,028,515            0.4%
                                              --------------          ------

   PORTUGAL -- (0.2%)
       Other Securities..............              4,147,531            0.2%
                                              --------------          ------

   RUSSIA -- (0.6%)
       Gazprom OAO Sponsored ADR..... 488,525      4,566,439            0.3%
       Other Securities..............              5,580,884            0.3%
                                              --------------          ------
   TOTAL RUSSIA......................             10,147,323            0.6%
                                              --------------          ------

   SINGAPORE -- (1.1%)
       Other Securities..............             18,756,552            1.1%
                                              --------------          ------

   SOUTH AFRICA -- (1.5%)
       Other Securities..............             26,309,980            1.5%
                                              --------------          ------

   SOUTH KOREA -- (4.0%)
       Samsung Electronics Co., Ltd..   4,072      5,615,515            0.3%
       Other Securities..............             64,725,260            3.8%
                                              --------------          ------
   TOTAL SOUTH KOREA.................             70,340,775            4.1%
                                              --------------          ------

   SPAIN -- (1.9%)
       Banco Santander SA............ 721,555      6,396,774            0.4%
       Other Securities..............             27,619,419            1.6%
                                              --------------          ------
   TOTAL SPAIN.......................             34,016,193            2.0%
                                              --------------          ------

   SWEDEN -- (2.3%)
       Other Securities..............             41,173,627            2.4%
                                              --------------          ------

   SWITZERLAND -- (5.2%)
       ABB, Ltd...................... 141,970      3,617,048            0.2%
       Credit Suisse Group AG........ 133,018      4,137,916            0.3%
       Nestle SA.....................  91,582      6,610,747            0.4%
       Novartis AG ADR............... 117,451      9,108,325            0.5%
       Swiss Re AG...................  51,583      4,528,090            0.3%
       UBS AG........................ 159,324      3,084,513            0.2%
       Zurich Insurance Group AG.....  21,258      5,874,079            0.4%
       Other Securities..............             55,280,180            3.0%
                                              --------------          ------
   TOTAL SWITZERLAND.................             92,240,898            5.3%
                                              --------------          ------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                         Shares     Value++     of Net Assets**
                                         ------     -------     ---------------
TAIWAN -- (3.5%)
    Other Securities....................         $   62,510,386            3.6%
                                                 --------------          ------

THAILAND -- (0.8%)
    Other Securities....................             13,197,540            0.8%
                                                 --------------          ------

TURKEY -- (0.4%)
    Other Securities....................              7,795,905            0.5%
                                                 --------------          ------

UNITED KINGDOM -- (14.6%)
    Anglo American P.L.C................ 139,168      3,308,938            0.2%
    BG Group P.L.C...................... 194,720      3,972,223            0.2%
    BP P.L.C. Sponsored ADR............. 247,664     11,516,376            0.7%
    Glencore Xstrata P.L.C.............. 553,539      3,012,480            0.2%
    HSBC Holdings P.L.C................. 344,422      3,775,326            0.2%
    HSBC Holdings P.L.C. Sponsored ADR.. 225,098     12,389,394            0.7%
    Legal & General Group P.L.C......... 989,741      3,430,251            0.2%
    Royal Dutch Shell P.L.C. ADR........ 185,909     12,924,394            0.8%
    Standard Chartered P.L.C............ 170,094      4,083,954            0.2%
    Tesco P.L.C......................... 713,147      4,159,884            0.3%
    Vodafone Group P.L.C. Sponsored ADR. 343,133     12,634,157            0.7%
    Other Securities....................            182,610,647           10.5%
                                                 --------------          ------
TOTAL UNITED KINGDOM....................            257,818,024           14.9%
                                                 --------------          ------

UNITED STATES -- (0.0%)
    Other Securities....................                 41,398            0.0%
                                                 --------------          ------
TOTAL COMMON STOCKS.....................          1,710,324,305           99.1%
                                                 --------------          ------

PREFERRED STOCKS -- (0.4%)
BRAZIL -- (0.3%)
    Other Securities....................              6,277,338            0.4%
                                                 --------------          ------

CHILE -- (0.0%)
    Other Securities....................                100,652            0.0%
                                                 --------------          ------

COLOMBIA -- (0.0%)
    Other Securities....................                 88,953            0.0%
                                                 --------------          ------

GERMANY -- (0.1%)
    Other Securities....................              1,136,859            0.1%
                                                 --------------          ------

UNITED KINGDOM -- (0.0%)
    Other Securities....................                 17,591            0.0%
                                                 --------------          ------
TOTAL PREFERRED STOCKS..................              7,621,393            0.5%
                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
    Other Securities....................                     --            0.0%
                                                 --------------          ------

BRAZIL -- (0.0%)
    Other Securities....................                     --            0.0%
                                                 --------------          ------

CHILE -- (0.0%)
    Other Securities....................                      1            0.0%
                                                 --------------          ------

FRANCE -- (0.0%)
    Other Securities....................                     13            0.0%
                                                 --------------          ------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                         Shares      Value++     of Net Assets**
                                                                         ------      -------     ---------------
HONG KONG -- (0.0%)
      Other Securities.................................................           $           --            0.0%
                                                                                  --------------          ------

ITALY -- (0.0%)
      Other Securities.................................................                    1,564            0.0%
                                                                                  --------------          ------

MALAYSIA -- (0.0%)
      Other Securities.................................................                    9,410            0.0%
                                                                                  --------------          ------

POLAND -- (0.0%)
      Other Securities.................................................                       --            0.0%
                                                                                  --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.................................................                      870            0.0%
                                                                                  --------------          ------

SPAIN -- (0.0%)
      Other Securities.................................................                  155,771            0.0%
                                                                                  --------------          ------
TOTAL RIGHTS/WARRANTS..................................................                  167,629            0.0%
                                                                                  --------------          ------

                                                                         Shares/
                                                                          Face
                                                                         Amount      Value+
                                                                         -------     ------             -
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (2.7%)
(S)@  DFA Short Term Investment Fund................................... 4,062,230     47,000,000            2.7%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $216,509 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43,
       valued at $195,793) to be repurchased at $191,955...............      $192        191,954            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................               47,191,954            2.7%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,387,803,928)..............................................             $1,765,305,281          102.3%
                                                                                  ==============          ======

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                            Investments in Securities (Market Value)
                          ---------------------------------------------
                            Level 1      Level 2   Level 3    Total
                          ------------ ----------- ------- ------------
        Common Stocks
          Australia...... $  1,966,491 $82,408,831   --    $ 84,375,322
          Austria........           --   6,835,247   --       6,835,247
          Belgium........    2,169,033  15,596,276   --      17,765,309
          Brazil.........   16,555,113  18,862,928   --      35,418,041
          Canada.........  117,669,543       8,045   --     117,677,588
          Chile..........    1,435,140   4,337,745   --       5,772,885
          China..........    7,925,863  70,929,708   --      78,855,571
          Colombia.......    1,334,478          --   --       1,334,478
          Czech Republic.           --   1,339,212   --       1,339,212
          Denmark........      694,014  15,676,018   --      16,370,032
          Egypt..........           --      87,271   --          87,271
          Finland........      242,717  21,171,716   --      21,414,433
          France.........   10,665,952  91,271,486   --     101,937,438
          Germany........   11,204,795  74,193,429   --      85,398,224
          Greece.........       54,105   3,646,234   --       3,700,339

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks (Countinued)
  Hong Kong................... $    144,928 $   33,189,645   --    $   33,334,573
  Hungary.....................       28,661      1,054,102   --         1,082,763
  India.......................    1,250,571     22,500,944   --        23,751,515
  Indonesia...................      238,932     10,164,455   --        10,403,387
  Ireland.....................    1,725,725      5,616,876   --         7,342,601
  Israel......................    2,072,233      6,568,232   --         8,640,465
  Italy.......................    3,204,195     27,816,497   --        31,020,692
  Japan.......................   18,416,199    254,597,094   --       273,013,293
  Malaysia....................           --     15,692,494   --        15,692,494
  Mexico......................   21,570,367          3,938   --        21,574,305
  Netherlands.................   10,020,485     25,194,764   --        35,215,249
  New Zealand.................       23,773      3,985,970   --         4,009,743
  Norway......................    1,387,180     12,327,851   --        13,715,031
  Peru........................      459,805             --   --           459,805
  Philippines.................       66,150      7,196,202   --         7,262,352
  Poland......................        9,549      7,018,966   --         7,028,515
  Portugal....................           --      4,147,531   --         4,147,531
  Russia......................      429,095      9,718,228   --        10,147,323
  Singapore...................           --     18,756,552   --        18,756,552
  South Africa................    3,051,557     23,258,423   --        26,309,980
  South Korea.................    4,651,745     65,689,030   --        70,340,775
  Spain.......................    5,259,553     28,756,640   --        34,016,193
  Sweden......................    1,103,572     40,070,055   --        41,173,627
  Switzerland.................   17,548,266     74,692,632   --        92,240,898
  Taiwan......................      479,374     62,031,012   --        62,510,386
  Thailand....................   13,197,540             --   --        13,197,540
  Turkey......................      143,215      7,652,690   --         7,795,905
  United Kingdom..............   76,821,313    180,996,711   --       257,818,024
  United States...............       41,398             --   --            41,398
Preferred Stocks
  Brazil......................       53,481      6,223,857   --         6,277,338
  Chile.......................           --        100,652   --           100,652
  Colombia....................       88,953             --   --            88,953
  Germany.....................           --      1,136,859   --         1,136,859
  United Kingdom..............           --         17,591   --            17,591
Rights/Warrants
  Austria.....................           --             --   --                --
  Brazil......................           --             --   --                --
  Chile.......................           --              1   --                 1
  France......................           --             13   --                13
  Hong Kong...................           --             --   --                --
  Italy.......................           --          1,564   --             1,564
  Malaysia....................           --          9,410   --             9,410
  Poland......................           --             --   --                --
  South Korea.................           --            870   --               870
  Spain.......................           --        155,771   --           155,771
Securities Lending Collateral.           --     47,191,954   --        47,191,954
                               ------------ --------------   --    --------------
TOTAL......................... $355,405,059 $1,409,900,222   --    $1,765,305,281
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (Amounts in thousands, except share and per share amounts)

                                                               Tax-Managed
                                                                  U.S.        Tax-Managed    Tax-Managed    Tax-Managed
                                                               Marketwide     U.S. Equity   U.S. Targeted   U.S. Small
                                                             Value Portfolio   Portfolio   Value Portfolio Cap Portfolio
                                                             --------------- ------------  --------------- -------------
ASSETS:
Investments in Affiliated Investment Company at Value.......  $  3,110,170             --             --             --
Investments at Value (including $0, $122,328, $343,516
 and $342,267 of securities on loan, respectively)..........            --   $  1,984,839   $  3,183,391   $  1,859,810
Temporary Cash Investments at Value & Cost..................            --          7,082         19,718         14,260
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................            --        125,726        353,979        353,940
Cash........................................................            --             55            566            289
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.....................................................            --             --            519            217
  Dividends, Interest and Tax Reclaims......................            --          1,735            867            593
  Securities Lending Income.................................            --             35            124            186
  Fund Shares Sold..........................................         2,189            924          1,058          1,221
Prepaid Expenses and Other Assets...........................            29             31             33             25
                                                              ------------   ------------   ------------   ------------
     Total Assets...........................................     3,112,388      2,120,427      3,560,255      2,230,541
                                                              ------------   ------------   ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................            --        125,726        353,979        353,940
  Investment Securities/Affiliated Investment Company
   Purchased................................................            --          1,434          2,926          2,152
  Fund Shares Redeemed......................................         1,448          1,311            935            583
  Due to Advisor............................................           387            290          1,121            783
Accrued Expenses and Other Liabilities......................           117            205            241            148
                                                              ------------   ------------   ------------   ------------
     Total Liabilities......................................         1,952        128,966        359,202        357,606
                                                              ------------   ------------   ------------   ------------
NET ASSETS..................................................  $  3,110,436   $  1,991,461   $  3,201,053   $  1,872,935
                                                              ============   ============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................   139,191,871    103,700,101    103,046,047     54,594,920
                                                              ============   ============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE............................................  $      22.35   $      19.20   $      31.06   $      34.31
                                                              ============   ============   ============   ============
Investments in Affiliated Investment Company at Cost........  $  1,838,617   $         --   $         --   $         --
                                                              ------------   ------------   ------------   ------------
Investments at Cost.........................................  $         --   $  1,029,122   $  1,870,523   $  1,015,496
                                                              ============   ============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  1,945,576   $  1,425,314   $  1,800,153   $  1,028,160
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         6,707          4,207          4,769          2,335
Accumulated Net Realized Gain (Loss)........................      (113,400)      (393,777)        83,263         (1,874)
Net Unrealized Appreciation (Depreciation)..................     1,271,553        955,717      1,312,868        844,314
                                                              ------------   ------------   ------------   ------------
NET ASSETS..................................................  $  3,110,436   $  1,991,461   $  3,201,053   $  1,872,935
                                                              ============   ============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED.............................   700,000,000    500,000,000    700,000,000    500,000,000
                                                              ============   ============   ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (Amounts in thousands, except share and per share amounts)

                                                                                           Tax-Managed   T.A. World ex
                                                                          T.A. U.S. Core       DFA         U.S. Core
                                                                             Equity 2     International     Equity
                                                                            Portfolio    Value Portfolio  Portfolio*
                                                                          -------------- --------------- -------------
ASSETS:
Investments at Value (including $414,042, $43,159 and $44,960 of
 securities on loan, respectively)....................................... $    4,094,929  $  2,746,607   $  1,718,113
Temporary Cash Investments at Value & Cost...............................         13,721            --             --
Collateral Received from Securities on Loan at Value & Cost..............             --           252            192
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.        426,133        46,000         47,000
Foreign Currencies at Value..............................................             --         3,039          3,014
Cash.....................................................................             88         9,449          7,052
Receivables:
  Investment Securities Sold.............................................              7           915            426
  Dividends, Interest and Tax Reclaims...................................          2,762         6,973          3,893
  Securities Lending Income..............................................            177            28             78
  Fund Shares Sold.......................................................          3,427         2,238          1,247
Prepaid Expenses and Other Assets........................................             55            41             27
                                                                          --------------  ------------   ------------
     Total Assets........................................................      4,541,299     2,815,542      1,781,042
                                                                          --------------  ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................        426,133        46,252         47,192
  Investment Securities Purchased........................................          9,255         9,009          6,717
  Fund Shares Redeemed...................................................          1,092           464            435
  Due to Advisor.........................................................            749         1,153            576
Unrealized Loss on Foreign Currency Contracts............................             --            27             15
Accrued Expenses and Other Liabilities...................................            317           253            212
                                                                          --------------  ------------   ------------
     Total Liabilities...................................................        437,546        57,158         55,147
                                                                          --------------  ------------   ------------
NET ASSETS............................................................... $    4,103,753  $  2,758,384   $  1,725,895
                                                                          ==============  ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................    321,210,300   172,530,260    168,370,758
                                                                          ==============  ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE................................................................... $        12.78  $      15.99   $      10.25
                                                                          ==============  ============   ============
Investments at Cost...................................................... $    2,493,986  $  2,343,399   $  1,340,612
                                                                          ==============  ============   ============
Foreign Currencies at Cost............................................... $           --  $      3,026   $      3,025
                                                                          ==============  ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................... $    2,459,529  $  2,362,309   $  1,342,582
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)......................................................          6,548         5,574          4,139
Accumulated Net Realized Gain (Loss).....................................         36,733       (12,798)         1,645
Net Unrealized Foreign Exchange Gain (Loss)..............................             --            78             39
Net Unrealized Appreciation (Depreciation)...............................      1,600,943       403,221        377,490
                                                                          --------------  ------------   ------------
NET ASSETS............................................................... $    4,103,753  $  2,758,384   $  1,725,895
                                                                          ==============  ============   ============
(1) NUMBER OF SHARES AUTHORIZED..........................................  1,000,000,000   700,000,000    500,000,000
                                                                          ==============  ============   ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                            Tax-Managed
                                                                                U.S.       Tax-Managed   Tax-Managed
                                                                             Marketwide    U.S. Equity  U.S. Targeted
                                                                          Value Portfolio*  Portfolio  Value Portfolio
                                                                          ---------------- ----------- ---------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends (Net of Foreign Taxes Withheld of $66, $0 and $0,
   respectively).........................................................     $ 54,685            --            --
  Interest...............................................................           12            --            --
  Income from Securities Lending.........................................          497            --            --
  Expenses Allocated from Affiliated Investment Company..................       (5,830)           --            --
                                                                              --------      --------      --------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................       49,364            --            --
                                                                              --------      --------      --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $23 and $5,
   respectively).........................................................           --      $ 36,703      $ 45,150
  Interest...............................................................           --             9            15
  Income from Securities Lending.........................................           --           436         1,191
                                                                              --------      --------      --------
     Total Investment Income.............................................           --        37,148        46,356
                                                                              --------      --------      --------
Fund Expenses
  Investment Advisory Services Fees......................................           --           882        11,654
  Administrative Services Fees...........................................        4,087         2,648            --
  Accounting & Transfer Agent Fees.......................................           40           143           219
  Custodian Fees.........................................................           --            35            37
  Filing Fees............................................................           44            48            50
  Shareholders' Reports..................................................           51            29            52
  Directors'/Trustees' Fees & Expenses...................................           28            19            29
  Professional Fees......................................................           14            54            79
  Other..................................................................           37            42            52
                                                                              --------      --------      --------
     Total Expenses......................................................        4,301         3,900        12,172
                                                                              --------      --------      --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................           --           (31)           --
                                                                              --------      --------      --------
  Net Expenses...........................................................        4,301         3,869        12,172
                                                                              --------      --------      --------
  Net Investment Income (Loss)...........................................       45,063        33,279        34,184
                                                                              --------      --------      --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................       28,282        31,573        90,493
    Futures..............................................................           --            --          (469)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................      749,568       385,510       808,724
                                                                              --------      --------      --------
  Net Realized and Unrealized Gain (Loss)................................      777,850       417,083       898,748
                                                                              --------      --------      --------
Net Increase (Decrease) in Net Assets Resulting from Operations..........     $822,913      $450,362      $932,932
                                                                              ========      ========      ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                                        Tax-Managed   T.A. World ex
                                                          Tax-Managed  T.A. U.S. Core       DFA         U.S. Core
                                                          U.S. Small      Equity 2     International     Equity
                                                         Cap Portfolio   Portfolio    Value Portfolio   Portfolio
                                                         ------------- -------------- --------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $2, $31,
   $5,670 and $3,729, respectively).....................   $ 24,629       $ 65,761       $ 73,658       $ 41,570
  Interest..............................................         11             23             49             --
  Income from Securities Lending........................      2,576          2,065          1,021          1,285
                                                           --------       --------       --------       --------
     Total Investment Income............................     27,216         67,849         74,728         42,855
                                                           --------       --------       --------       --------
Fund Expenses
  Investment Advisory Services Fees.....................      7,935          7,650         11,583          5,913
  Accounting & Transfer Agent Fees......................        128            266            189            128
  Custodian Fees........................................         24             54            211            487
  Filing Fees...........................................         39            107            103             58
  Shareholders' Reports.................................         35             45             52             28
  Directors'/Trustees' Fees & Expenses..................         16             36             24             15
  Professional Fees.....................................         46             99             81             85
  Other.................................................         35             67             54             43
                                                           --------       --------       --------       --------
     Total Expenses.....................................      8,258          8,324         12,297          6,757
                                                           --------       --------       --------       --------
  Fees Paid Indirectly..................................         --             --             (7)            (6)
                                                           --------       --------       --------       --------
  Net Expenses..........................................      8,258          8,324         12,290          6,751
                                                           --------       --------       --------       --------
  Net Investment Income (Loss)..........................     18,958         59,525         62,438         36,104
                                                           --------       --------       --------       --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................     66,451         40,753         21,533          4,345
    Foreign Currency Transactions.......................         --             --           (449)          (309)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........    440,389        894,300        480,686        263,265
    Translation of Foreign Currency Denominated
     Amounts............................................         --             --            267             82
                                                           --------       --------       --------       --------
  Net Realized and Unrealized Gain (Loss)...............    506,840        935,053        502,037        267,383
                                                           --------       --------       --------       --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.............................................   $525,798       $994,578       $564,475       $303,487
                                                           ========       ========       ========       ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                            Tax-Managed U.S.                                Tax-Managed U.S.
                                            Marketwide Value        Tax-Managed U.S.         Targeted Value
                                                Portfolio           Equity Portfolio            Portfolio
                                         ----------------------  ----------------------  ----------------------
                                            Year        Year        Year        Year        Year        Year
                                           Ended       Ended       Ended       Ended       Ended       Ended
                                          Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                            2013        2012        2013        2012        2013        2012
                                         ----------  ----------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   45,063  $   40,353  $   33,279  $   27,462  $   34,184  $   22,355
  Capital Gain Distributions Received
   from Investment Securities...........         --          --          --           9          --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment Company
    Sold................................     28,282      45,725      31,573      37,995      90,493     104,052
   Futures..............................         --          --          --          --        (469)         --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company..................    749,568     285,396     385,510     132,559     808,724     200,822
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    822,913     371,474     450,362     198,025     932,932     327,229
                                         ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income.................    (45,918)    (38,619)    (33,403)    (26,579)    (34,487)    (20,027)
  Net Long-Term Gains...................         --          --          --          --     (51,974)         --
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Total Distributions.................    (45,918)    (38,619)    (33,403)    (26,579)    (86,461)    (20,027)
                                         ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................    413,061     273,305     292,819     208,380     351,960     228,284
  Shares Issued in Lieu of Cash
   Distributions........................     44,666      37,484      31,525      24,979      85,408      19,783
  Shares Redeemed.......................   (469,582)   (361,467)   (272,253)   (246,462)   (461,353)   (367,757)
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.........    (11,855)    (50,678)     52,091     (13,103)    (23,985)   (119,690)
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net
     Assets.............................    765,140     282,177     469,050     158,343     822,486     187,512
Net Assets
  Beginning of Year.....................  2,345,296   2,063,119   1,522,411   1,364,068   2,378,567   2,191,055
                                         ----------  ----------  ----------  ----------  ----------  ----------
  End of Year........................... $3,110,436  $2,345,296  $1,991,461  $1,522,411  $3,201,053  $2,378,567
                                         ==========  ==========  ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.........................     21,510      17,802      17,525      14,501      13,343      10,738
  Shares Issued in Lieu of Cash
   Distributions........................      2,374       2,494       1,885       1,766       3,664         970
  Shares Redeemed.......................    (24,667)    (23,378)    (16,115)    (17,041)    (17,890)    (17,209)
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................       (783)     (3,082)      3,295        (774)       (883)     (5,501)
                                         ==========  ==========  ==========  ==========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)..................... $    6,707  $    7,151  $    4,207  $    4,240  $    4,774  $    2,982

                                            Tax-Managed U.S.
                                           Small Cap Portfolio
                                         ----------------------
                                            Year        Year
                                           Ended       Ended
                                          Oct. 31,    Oct. 31,
                                            2013        2012
                                         ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   18,958  $   11,500
  Capital Gain Distributions Received
   from Investment Securities...........         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment Company
    Sold................................     66,451      68,129
   Futures..............................         --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company..................    440,389      86,134
                                         ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    525,798     165,763
                                         ----------  ----------
Distributions From:
  Net Investment Income.................    (19,758)    (10,665)
  Net Long-Term Gains...................         --          --
                                         ----------  ----------
    Total Distributions.................    (19,758)    (10,665)
                                         ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................    265,581     151,087
  Shares Issued in Lieu of Cash
   Distributions........................     19,249      10,379
  Shares Redeemed.......................   (249,201)   (197,583)
                                         ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.........     35,629     (36,117)
                                         ----------  ----------
    Total Increase (Decrease) in Net
     Assets.............................    541,669     118,981
Net Assets
  Beginning of Year.....................  1,331,266   1,212,285
                                         ----------  ----------
  End of Year........................... $1,872,935  $1,331,266
                                         ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.........................      9,157       6,365
  Shares Issued in Lieu of Cash
   Distributions........................        725         459
  Shares Redeemed.......................     (8,677)     (8,365)
                                         ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................      1,205      (1,541)
                                         ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)..................... $    2,335  $    2,142

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                            Tax-Managed DFA
                                                T.A. U.S. Core Equity 2   International Value   T.A. World ex U.S. Core
                                                       Portfolio               Portfolio           Equity Portfolio
                                                ----------------------  ----------------------  ----------------------
                                                   Year        Year        Year        Year        Year        Year
                                                  Ended       Ended       Ended       Ended       Ended       Ended
                                                 Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                   2013        2012        2013        2012        2013        2012
                                                ----------  ----------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   59,525  $   45,943  $   62,438  $   61,431  $   36,104  $   31,329
  Capital Gain Distributions Received from
   Investment Securities.......................         --          37          --          --          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................     40,753      19,708      21,533      (1,850)      4,345       1,868
    Foreign Currency Transactions..............         --          --        (449)       (768)       (309)         (3)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    894,300     300,040     480,686      (5,473)    263,265      26,612
    Translation of Foreign Currency
     Denominated Amounts.......................         --          --         267         (58)         82        (108)
                                                ----------  ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    994,578     365,728     564,475      53,282     303,487      59,698
                                                ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income........................    (58,615)    (42,125)    (64,636)    (58,706)    (37,052)    (29,565)
  Net Long-Term Gains..........................     (3,496)         --          --          --        (436)         --
                                                ----------  ----------  ----------  ----------  ----------  ----------
     Total Distributions.......................    (62,111)    (42,125)    (64,636)    (58,706)    (37,488)    (29,565)
                                                ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................    772,713     508,269     540,616     531,329     401,186     384,441
  Shares Issued in Lieu of Cash Distributions..     61,302      41,426      63,075      57,299      36,576      28,659
  Shares Redeemed..............................   (515,963)   (452,936)   (316,534)   (455,312)   (218,473)   (245,607)
                                                ----------  ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    318,052      96,759     287,157     133,316     219,289     167,493
                                                ----------  ----------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................  1,250,519     420,362     786,996     127,892     485,288     197,626
Net Assets
  Beginning of Year............................  2,853,234   2,432,872   1,971,388   1,843,496   1,240,607   1,042,981
                                                ----------  ----------  ----------  ----------  ----------  ----------
  End of Year.................................. $4,103,753  $2,853,234  $2,758,384  $1,971,388  $1,725,895  $1,240,607
                                                ==========  ==========  ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     70,037      55,305      37,954      43,190      42,914      47,312
  Shares Issued in Lieu of Cash Distributions..      5,642       4,601       4,452       4,849       3,951       3,668
  Shares Redeemed..............................    (47,040)    (49,089)    (22,556)    (37,266)    (23,452)    (30,383)
                                                ----------  ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     28,639      10,817      19,850      10,773      23,413      20,597
                                                ==========  ==========  ==========  ==========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)....................................... $    6,550  $    6,522  $    5,574  $    7,757  $    4,137  $    5,850

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                  Tax-Managed U.S. Marketwide Value Portfolio
                                                   ----------------------------------------------------------------------
                                                        Year           Year           Year           Year           Year
                                                       Ended          Ended          Ended          Ended          Ended
                                                      Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                                        2013           2012           2011           2010           2009
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $    16.76     $    14.42     $    13.78     $    11.61     $    10.59
                                                   ----------     ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.32           0.28           0.22           0.16           0.21
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       5.60           2.33           0.63           2.17           1.06
                                                   ----------     ----------     ----------     ----------     ----------
   Total from Investment Operations...............       5.92           2.61           0.85           2.33           1.27
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.33)         (0.27)         (0.21)         (0.16)         (0.25)
                                                   ----------     ----------     ----------     ----------     ----------
   Total Distributions............................      (0.33)         (0.27)         (0.21)         (0.16)         (0.25)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $    22.35     $    16.76     $    14.42     $    13.78     $    11.61
=================================================  ==========     ==========     ==========     ==========     ==========
Total Return......................................      35.71%         18.34%          6.15%         20.17%         12.54%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $3,110,436     $2,345,296     $2,063,119     $1,896,941     $1,618,256
Ratio of Expenses to Average Net Assets...........       0.37%(B)       0.38%(B)       0.38%(B)       0.38%(B)       0.40%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously
 Waived Fees).....................................       0.37%(B)       0.38%(B)       0.38%(B)       0.38%(B)       0.40%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.66%          1.83%          1.45%          1.24%          2.07%
Portfolio Turnover Rate...........................        N/A            N/A            N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------

                                                                    Tax-Managed U.S. Equity Portfolio
                                                   ---------------------------------------------------------------
                                                      Year        Year         Year           Year           Year
                                                     Ended       Ended        Ended          Ended          Ended
                                                    Oct. 31,    Oct. 31,     Oct. 31,       Oct. 31,       Oct. 31,
                                                      2013        2012         2011           2010           2009
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $    15.16  $    13.48  $    12.70    $    10.94     $    10.36
                                                   ----------  ----------  ----------    ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.32        0.27        0.23          0.20           0.22
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       4.05        1.67        0.77          1.76           0.60
                                                   ----------  ----------  ----------    ----------     ----------
   Total from Investment Operations...............       4.37        1.94        1.00          1.96           0.82
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.33)      (0.26)      (0.22)        (0.20)         (0.24)
                                                   ----------  ----------  ----------    ----------     ----------
   Total Distributions............................      (0.33)      (0.26)      (0.22)        (0.20)         (0.24)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $    19.20  $    15.16  $    13.48    $    12.70     $    10.94
=================================================  ==========  ==========  ==========    ==========     ==========
Total Return......................................      29.15%      14.57%       7.92%        18.10%          8.30%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $1,991,461  $1,522,411  $1,364,068    $1,286,236     $1,141,449
Ratio of Expenses to Average Net Assets...........       0.22%       0.22%       0.22%**       0.22%(B)       0.22%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously
 Waived Fees).....................................       0.22%       0.22%       0.23%**       0.23%(B)       0.26%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.89%       1.87%       1.65%         1.70%          2.24%
Portfolio Turnover Rate...........................          3%          7%         11%*         N/A            N/A
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2011 through October 31, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
**Represents the combined ratios for the Portfolio and for the period
  November 1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                               Tax-Managed U.S. Targeted Value Portfolio
                                                      ----------------------------------------------------------
                                                         Year        Year        Year        Year        Year
                                                        Ended       Ended       Ended       Ended       Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2013        2012        2011        2010        2009
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    22.89  $    20.02  $    19.09  $    14.96  $    14.41
                                                      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.33        0.21        0.14        0.11        0.14
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       8.69        2.85        0.93        4.13        0.60
                                                      ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..................       9.02        3.06        1.07        4.24        0.74
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.34)      (0.19)      (0.14)      (0.11)      (0.19)
  Net Realized Gains.................................      (0.51)         --          --          --          --
                                                      ----------  ----------  ----------  ----------  ----------
   Total Distributions...............................      (0.85)      (0.19)      (0.14)      (0.11)      (0.19)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    31.06  $    22.89  $    20.02  $    19.09  $    14.96
===================================================== ==========  ==========  ==========  ==========  ==========
Total Return.........................................      40.60%      15.39%       5.58%      28.43%       5.41%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $3,201,053  $2,378,567  $2,191,055  $2,145,546  $1,700,343
Ratio of Expenses to Average Net Assets..............       0.44%       0.44%       0.44%       0.45%       0.47%
Ratio of Net Investment Income to Average Net Assets.       1.24%       0.98%       0.66%       0.63%       1.04%
Portfolio Turnover Rate..............................          6%         12%         21%         26%         34%
------------------------------------------------------------------------------------------------------------------

                                                                Tax-Managed U.S. Small Cap Portfolio
                                                      --------------------------------------------------------
                                                         Year        Year        Year        Year       Year
                                                        Ended       Ended       Ended       Ended      Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,
                                                         2013        2012        2011        2010       2009
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    24.93  $    22.07  $    20.47  $    16.26  $  15.83
                                                      ----------  ----------  ----------  ----------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.35        0.21        0.15        0.11      0.13
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       9.40        2.85        1.59        4.20      0.47
                                                      ----------  ----------  ----------  ----------  --------
   Total from Investment Operations..................       9.75        3.06        1.74        4.31      0.60
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.37)      (0.20)      (0.14)      (0.10)    (0.17)
  Net Realized Gains.................................         --          --          --          --        --
                                                      ----------  ----------  ----------  ----------  --------
   Total Distributions...............................      (0.37)      (0.20)      (0.14)      (0.10)    (0.17)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    34.31  $    24.93  $    22.07  $    20.47  $  16.26
===================================================== ==========  ==========  ==========  ==========  ========
Total Return.........................................      39.55%      13.95%       8.50%      26.61%     3.98%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $1,872,935  $1,331,266  $1,212,285  $1,141,494  $957,145
Ratio of Expenses to Average Net Assets..............       0.52%       0.53%       0.53%       0.53%     0.55%
Ratio of Net Investment Income to Average Net Assets.       1.20%       0.90%       0.64%       0.58%     0.88%
Portfolio Turnover Rate..............................          7%         17%         22%         27%       28%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                             T.A. U.S. Core Equity 2 Portfolio
                                                                ----------------------------------------------------------
                                                                   Year        Year        Year        Year        Year
                                                                  Ended       Ended       Ended       Ended       Ended
                                                                 Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                   2013        2012        2011        2010        2009
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $     9.75  $     8.63  $     8.18  $     6.83  $     6.31
                                                                ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.19        0.16        0.12        0.11        0.11
  Net Gains (Losses) on Securities (Realized and Unrealized)...       3.04        1.11        0.45        1.35        0.52
                                                                ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations............................       3.23        1.27        0.57        1.46        0.63
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.19)      (0.15)      (0.12)      (0.11)      (0.11)
  Net Realized Gains...........................................      (0.01)         --          --          --          --
                                                                ----------  ----------  ----------  ----------  ----------
   Total Distributions.........................................      (0.20)      (0.15)      (0.12)      (0.11)      (0.11)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    12.78  $     9.75  $     8.63  $     8.18  $     6.83
=============================================================== ==========  ==========  ==========  ==========  ==========
Total Return...................................................      33.58%      14.82%       6.97%      21.49%      10.28%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $4,103,753  $2,853,234  $2,432,872  $2,014,584  $1,444,886
Ratio of Expenses to Average Net Assets........................       0.24%       0.24%       0.24%       0.25%       0.28%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived
 Fees and Fees Paid Indirectly)................................       0.24%       0.24%       0.24%       0.25%       0.28%
Ratio of Net Investment Income to Average Net Assets...........       1.72%       1.71%       1.39%       1.45%       1.82%
Portfolio Turnover Rate........................................          2%          6%          6%          5%          5%
----------------------------------------------------------------------------------------------------------------------------

                                                                       Tax-Managed DFA International Value Portfolio
                                                                -----------------------------------------------------------
                                                                   Year        Year         Year        Year        Year
                                                                  Ended       Ended        Ended       Ended       Ended
                                                                 Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                   2013        2012         2011        2010        2009
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $    12.91  $    12.99  $    14.53   $    13.49  $    10.55
                                                                ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.39        0.42        0.46         0.31        0.32
  Net Gains (Losses) on Securities (Realized and Unrealized)...       3.09       (0.10)      (1.55)        1.03        3.00
                                                                ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations............................       3.48        0.32       (1.09)        1.34        3.32
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.40)      (0.40)      (0.45)       (0.30)      (0.38)
  Net Realized Gains...........................................         --          --          --           --          --
                                                                ----------  ----------  ----------   ----------  ----------
   Total Distributions.........................................      (0.40)      (0.40)      (0.45)       (0.30)      (0.38)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    15.99  $    12.91  $    12.99   $    14.53  $    13.49
=============================================================== ==========  ==========  ==========   ==========  ==========
Total Return...................................................      27.39%       2.77%      (7.81)%      10.34%      32.27%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $2,758,384  $1,971,388  $1,843,496   $1,834,003  $1,637,834
Ratio of Expenses to Average Net Assets........................       0.53%       0.55%       0.55%        0.55%       0.56%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived
 Fees and Fees Paid Indirectly)................................       0.53%       0.55%       0.55%        0.55%       0.56%
Ratio of Net Investment Income to Average Net Assets...........       2.70%       3.32%       3.16%        2.29%       2.92%
Portfolio Turnover Rate........................................         12%         18%         16%          28%         24%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                        T.A. World ex U.S. Core Equity Portfolio
                                -------------------------------------------------------
                                   Year        Year         Year       Year      Year
                                  Ended       Ended        Ended      Ended     Ended
                                 Oct. 31,    Oct. 31,     Oct. 31,   Oct. 31,  Oct. 31,
                                   2013        2012         2011       2010      2009
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $     8.56  $     8.39  $     9.31   $   8.13  $   5.85
                                ----------  ----------  ----------   --------  --------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................       0.23        0.23        0.25       0.17      0.16
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       1.70        0.16       (0.93)      1.17      2.27
                                ----------  ----------  ----------   --------  --------
   Total from Investment
    Operations.................       1.93        0.39       (0.68)      1.34      2.43
----------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.24)      (0.22)      (0.24)     (0.16)    (0.15)
 Net Realized Gains............         --          --          --         --        --
                                ----------  ----------  ----------   --------  --------
   Total Distributions.........      (0.24)      (0.22)      (0.24)     (0.16)    (0.15)
----------------------------------------------------------------------------------------
Net Asset Value, End of Year... $    10.25  $     8.56  $     8.39   $   9.31  $   8.13
=============================   ==========  ==========  ==========   ========  ========
Total Return...................      22.88%       4.90%      (7.55)%    16.78%    42.13%
----------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $1,725,895  $1,240,607  $1,042,981   $966,999  $668,728
Ratio of Expenses to Average
 Net Assets....................       0.46%       0.49%       0.48%      0.48%     0.54%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees and
 Fees Paid Indirectly).........       0.46%       0.49%       0.48%      0.48%     0.51%
Ratio of Net Investment
 Income to Average Net Assets..       2.45%       2.77%       2.63%      2.00%     2.38%
Portfolio Turnover Rate........          2%          3%          5%         2%        5%
----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-six operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining sixty-nine portfolios are presented in separate reports.

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2013, the Feeder Fund owned 71% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

   Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series (the "Equity Series"). At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its prorata share of cash and securities from the Equity Series in a complete liquidation of its interest in the Equity Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Equity Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2013, the T.A. World Ex US Core Equity Portfolio had significant transfers of securities with a total value of $27,764 (in thousands) that transferred from Level 1 to Level 2. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity

Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Feeder Fund and Tax-Managed U.S. Equity Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the year ended October 31, 2013, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                 Administrative   Advisory
                                                 Services Fees  Services Fees
                                                 -------------- -------------
  Tax-Managed U.S. Marketwide Value Portfolio...      0.15%           --
  Tax-Managed U.S. Equity Portfolio.............      0.15%         0.05%
  Tax-Managed U.S. Targeted Value Portfolio.....        --          0.42%
  Tax-Managed U.S. Small Cap Portfolio..........        --          0.50%
  T.A. U.S. Core Equity 2 Portfolio.............        --          0.22%
  Tax-Managed DFA International Value Portfolio.        --          0.50%
  T.A. World ex U.S. Core Equity Portfolio......        --          0.40%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2014, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2013, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                             Previously
                                                             Recovery       Waived Fees/
                                               Expense    of Previously   Expenses Assumed
                                              Limitation   Waived Fees/   Subject to Future
                                                Amount   Expenses Assumed     Recovery
                                              ---------- ---------------- -----------------
Tax-Managed U.S. Equity Portfolio (1)........    0.22%         $42              $246
T.A. U.S. Core Equity 2 Portfolio (2)........    0.30%          --                --
T.A. World ex U.S. Core Equity Portfolio (3).    0.60%          --                --

   (1) The Advisor has contractually agreed to waive its administration fee and advisory fee and assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the Portfolio's total operating expenses to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio Expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                          Fees Paid
                                                          Indirectly
                                                          ----------
           Tax-Managed DFA International Value Portfolio.     $7
           T.A. World ex U.S. Core Equity Portfolio......      6

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid to the CCO by the Fund were $250 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               Tax-Managed U.S. Marketwide Value Portfolio... $73
               Tax-Managed U.S. Equity Portfolio.............  90
               Tax-Managed U.S. Targeted Value Portfolio.....  76
               Tax-Managed U.S. Small Cap Portfolio..........  44
               T.A. U.S. Core Equity 2 Portfolio.............  70
               Tax-Managed DFA International Value Portfolio.  67
               T.A. World ex U.S. Core Equity Portfolio......  30

E. Purchases and Sales of Securities:

   For the year ended October 31, 2013, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- --------
       Tax-Managed U.S. Equity Portfolio............. $107,908  $ 48,806
       Tax-Managed U.S. Targeted Value Portfolio.....  169,764   171,583
       Tax-Managed U.S. Small Cap Portfolio..........  178,701   114,756
       T.A. U.S. Core Equity 2 Portfolio.............  410,172    62,102
       Tax-Managed DFA International Value Portfolio.  564,855   277,501
       T.A. World ex U.S. Core Equity Portfolio......  242,063    24,451

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, non-deductible expenses, foreign capital gains tax, tax-equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
                                               --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...         --          $  411        $  (411)
Tax-Managed U.S. Equity Portfolio.............         --              91            (91)
Tax-Managed U.S. Targeted Value Portfolio.....     $4,040           2,090         (6,130)
Tax-Managed U.S. Small Cap Portfolio..........         --             993           (993)
T.A. U.S. Core Equity 2 Portfolio.............      2,201            (884)        (1,317)
Tax-Managed DFA International Value Portfolio.         --              15            (15)
T.A. World ex U.S. Core Equity Portfolio......        825            (763)           (62)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
Tax-Managed U.S. Marketwide Value Portfolio
2012........................................    $38,619                   $38,619
2013........................................     45,918          --        45,918

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains  Total
                                               -------------- ------------- -------
Tax-Managed U.S. Equity Portfolio
2012..........................................    $26,579                   $26,579
2013..........................................     33,403             --     33,403
Tax-Managed U.S. Targeted Value Portfolio
2012..........................................     21,411        $ 3,466     24,877
2013..........................................     34,487         51,974     86,461
Tax-Managed U.S. Small Cap Portfolio
2012..........................................     10,665                    10,665
2013..........................................     19,758             --     19,758
T.A. U.S. Core Equity 2 Portfolio
2012..........................................     43,904            140     44,044
2013..........................................     58,615          3,496     62,111
Tax-Managed DFA International Value Portfolio
2012..........................................     60,106                    60,106
2013..........................................     64,636             --     64,636
T.A. World ex U.S. Core Equity Portfolio
2012..........................................     30,337             10     30,347
2013..........................................     37,052            436     37,488

   At October 31, 2013, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                            Net Investment
                                              Income and
                                              Short-Term     Long-Term
                                            Capital Gains  Capital Gains Total
                                            -------------- ------------- ------
 Tax-Managed U.S. Targeted Value Portfolio.     $1,189        $2,851     $4,040
 T.A. U.S. Core Equity 2 Portfolio.........      1,315           886      2,201
 T.A. World ex U.S. Core Equity Portfolio..        746            80        826

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      Undistributed                                              Total Net
                                      Net Investment                                           Distributable
                                        Income and   Undistributed                Unrealized     Earnings
                                        Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                      Capital Gains  Capital Gains Carryfoward  (Depreciation)    Losses)
                                      -------------- ------------- ------------ -------------- -------------
Tax-Managed U.S. Marketwide Value
  Portfolio..........................     $6,823             --     $(112,900)    $1,271,053    $1,164,976
Tax-Managed U.S. Equity Portfolio....      4,298             --      (392,788)       954,728       566,238
Tax-Managed U.S. Targeted Value
  Portfolio..........................      4,848        $83,814            --      1,312,318     1,400,980
Tax-Managed U.S. Small Cap Portfolio.      2,623             --        (1,518)       843,717       844,822
T.A. U.S. Core Equity 2 Portfolio....      6,680         39,411            --      1,598,207     1,644,298
Tax-Managed DFA International Value
  Portfolio..........................      5,723             --        (8,800)       399,221       396,144
T.A. World ex U.S. Core Equity
  Portfolio..........................      6,920          3,988            --        372,437       383,345

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the

Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                    Expires on October 31,
                                                  --------------------------
                                                    2016     2017    Total
                                                  -------- -------- --------
   Tax-Managed U.S. Marketwide Value Portfolio...       -- $112,900 $112,900
   Tax-Managed U.S. Equity Portfolio............. $106,222  286,566  392,788
   Tax-Managed U.S. Small Cap Portfolio..........       --    1,518    1,518
   Tax-Managed DFA International Value Portfolio.       --    8,800    8,800

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

             Tax-Managed U.S. Marketwide Value Portfolio... $27,871
             Tax-Managed U.S. Equity Portfolio.............  31,253
             Tax-Managed U.S. Small Cap Portfolio..........  65,442
             Tax-Managed DFA International Value Portfolio.  21,417

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                         Net
                                                                                      Unrealized
                                                Federal    Unrealized   Unrealized   Appreciation
                                                Tax Cost  Appreciation Depreciation (Depreciation)
                                               ---------- ------------ ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio... $1,839,117  $1,271,053          --     $1,271,053
Tax-Managed U.S. Equity Portfolio.............  1,162,919     968,896   $ (14,168)       954,728
Tax-Managed U.S. Targeted Value Portfolio.....  2,244,771   1,403,739     (91,421)     1,312,318
Tax-Managed U.S. Small Cap Portfolio..........  1,384,293     880,346     (36,629)       843,717
T.A. U.S. Core Equity 2 Portfolio.............  2,936,575   1,645,342     (47,135)     1,598,207
Tax-Managed DFA International Value Portfolio.  2,393,733     553,594    (154,468)       399,126
T.A. World ex U.S. Core Equity Portfolio......  1,392,903     490,065    (117,662)       372,403

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of Tax-Managed U.S. Targeted Value Portfolio's location and value of derivative instrument holdings on Tax-Managed U.S. Targeted Value Portfolio's Statement of Operations categorized by primary risk exposure for the year ended October 31, 2013 (amounts in thousands):

                                                                      Equity
                            Location on the Statement of Operations  Contracts
                            ---------------------------------------  ---------
 Tax-Managed U.S. Targeted   Net Realized Gain (Loss) on: Futures     $(469)
   Value Portfolio*

* As of October 31, 2013, there were no futures contracts outstanding. During the year ended October 31, 2013, the Portfolio had limited activity in futures contracts.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            Weighted      Weighted    Number of   Interest Maximum Amount
                                             Average      Average        Days     Expense  Borrowed During
                                          Interest Rate Loan Balance Outstanding* Incurred   the Period
                                          ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Equity Portfolio........     0.85%        $1,956          5         --        $3,683
Tax-Managed U.S. Targeted Value
  Portfolio..............................     0.91%           562          7         --         1,904
Tax-Managed U.S. Small Cap Portfolio.....     0.91%           807          4         --         1,055
T.A. U.S. Core Equity 2 Portfolio........     0.86%         1,498          6         --         1,731
Tax-Managed DFA International Value
  Portfolio..............................     0.88%           622         13         --         4,443
T.A. World ex U.S. Core Equity Portfolio.     0.87%           985         16         --         3,685

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2013.

I. Securities Lending:

   As of October 31, 2013, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                          Market
                                                          Value
                                                          ------
                T.A. World ex U.S. Core Equity Portfolio. $3,169

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                                 Percentage
                                                   Number of   of Outstanding
                                                  Shareholders     Shares
                                                  ------------ --------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3             89%
   Tax-Managed U.S. Equity Portfolio.............      3             85%
   Tax-Managed U.S. Targeted Value Portfolio.....      3             95%
   Tax-Managed U.S. Small Cap Portfolio..........      3             93%
   T.A. U.S. Core Equity 2 Portfolio.............      3             91%
   Tax-Managed DFA International Value Portfolio.      3             92%
   T.A. World ex U.S. Core Equity Portfolio......      3             88%

M. Subsequent Event Evaluations:

   On December 13, 2013, the Board of DFAIDG voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Current Agreements") into a bundled Investment Management Agreement for the Tax-Managed U.S. Equity Portfolio. It is expected that the Investment Management Agreement will become effective on February 28, 2014. The nature and level of services to the Portfolio under the Investment Management Agreement will be the same as under the Current Agreements. When the Investment Management Agreement becomes effective, the Portfolio will pay the Advisor an investment management fee that is equal to the sum of the current investment advisory fee and current administration fee that is paid by the Portfolio to the Advisor under the Current Agreements.

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio, and T.A. World ex U.S. Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                       THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART
                                  (Unaudited)

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
October 31, 2003-October 31, 2013

                                    [CHART]

Growth of $10,000

            The Tax-Managed U.S.
          Marketwide Value Series       Russell 3000 Value Index
          -----------------------       ------------------------
10/2003          $10,000                          $10,000
11/2003          $10,271                          $10,155
12/2003          $10,803                          $10,760
01/2004          $11,039                          $10,964
02/2004          $11,284                          $11,197
03/2004          $11,266                          $11,119
04/2004          $11,066                          $10,823
05/2004          $11,153                          $10,934
06/2004          $11,502                          $11,215
07/2004          $11,100                          $11,027
08/2004          $11,039                          $11,180
09/2004          $11,441                          $11,376
10/2004          $11,598                          $11,564
11/2004          $12,376                          $12,186
12/2004          $12,777                          $12,583
01/2005          $12,507                          $12,336
02/2005          $12,987                          $12,731
03/2005          $12,856                          $12,549
04/2005          $12,384                          $12,289
05/2005          $12,926                          $12,622
06/2005          $13,249                          $12,796
07/2005          $13,965                          $13,197
08/2005          $13,948                          $13,118
09/2005          $14,201                          $13,284
10/2005          $13,860                          $12,947
11/2005          $14,410                          $13,379
12/2005          $14,480                          $13,443
01/2006          $15,284                          $14,017
02/2006          $15,249                          $14,094
03/2006          $15,607                          $14,330
04/2006          $16,000                          $14,663
05/2006          $15,546                          $14,271
06/2006          $15,651                          $14,370
07/2006          $15,555                          $14,668
08/2006          $15,633                          $14,931
09/2006          $15,939                          $15,215
10/2006          $16,550                          $15,738
11/2006          $16,961                          $16,106
12/2006          $17,284                          $16,447
01/2007          $17,738                          $16,660
02/2007          $17,511                          $16,406
03/2007          $17,712                          $16,654
04/2007          $18,341                          $17,229
05/2007          $19,205                          $17,852
06/2007          $18,795                          $17,435
07/2007          $17,773                          $16,571
08/2007          $17,677                          $16,769
09/2007          $18,122                          $17,304
10/2007          $18,140                          $17,321
11/2007          $17,074                          $16,438
12/2007          $17,004                          $16,281
01/2008          $16,332                          $15,627
02/2008          $15,738                          $14,975
03/2008          $15,450                          $14,888
04/2008          $16,323                          $15,594
05/2008          $16,690                          $15,612
06/2008          $14,847                          $14,119
07/2008          $14,734                          $14,127
08/2008          $15,031                          $14,402
09/2008          $13,755                          $13,376
10/2008          $10,681                          $11,030
11/2008          $ 9,624                          $10,199
12/2008          $ 9,948                          $10,379
01/2009          $ 8,655                          $ 9,162
02/2009          $ 7,493                          $ 7,934
03/2009          $ 8,279                          $ 8,614
04/2009          $ 9,712                          $ 9,573
05/2009          $10,445                          $10,133
06/2009          $10,297                          $10,062
07/2009          $11,354                          $10,912
08/2009          $12,105                          $11,478
09/2009          $12,646                          $11,932
10/2009          $12,044                          $11,533
11/2009          $12,603                          $12,160
12/2009          $13,066                          $12,430
01/2010          $12,699                          $12,079
02/2010          $13,284                          $12,475
03/2010          $14,332                          $13,305
04/2010          $14,891                          $13,699
05/2010          $13,616                          $12,570
06/2010          $12,576                          $11,830
07/2010          $13,581                          $12,634
08/2010          $12,690                          $12,061
09/2010          $13,956                          $13,024
10/2010          $14,498                          $13,424
11/2010          $14,533                          $13,386
12/2010          $15,904                          $14,447
01/2011          $16,297                          $14,747
02/2011          $17,214                          $15,308
03/2011          $17,328                          $15,381
04/2011          $17,738                          $15,777
05/2011          $17,459                          $15,601
06/2011          $17,153                          $15,276
07/2011          $16,428                          $14,769
08/2011          $15,057                          $13,816
09/2011          $13,528                          $12,735
10/2011          $15,415                          $14,222
11/2011          $15,293                          $14,152
12/2011          $15,450                          $14,432
01/2012          $16,253                          $15,010
02/2012          $17,109                          $15,579
03/2012          $17,476                          $16,042
04/2012          $17,153                          $15,873
05/2012          $15,948                          $14,939
06/2012          $16,786                          $15,679
07/2012          $16,934                          $15,817
08/2012          $17,572                          $16,171
09/2012          $18,201                          $16,689
10/2012          $18,262                          $16,598
11/2012          $18,376                          $16,595
12/2012          $18,908                          $16,964
01/2013          $20,157                          $18,060
02/2013          $20,472                          $18,315
03/2013          $21,485                          $19,044
04/2013          $21,633                          $19,308
05/2013          $22,341                          $19,810
06/2013          $22,210                          $19,642           Past performance is not predictive of
07/2013          $23,563                          $20,718           future performance.
08/2013          $22,865                          $19,922
09/2013          $23,703                          $20,472           The returns shown do not reflect the
10/2013          $24,821                          $21,350           deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
                                                                    redemption of fund shares.
         Average Annual        One       Five        Ten
         Total Return          Year      Years      Years           Russell data copyright (C) Russell
         -----------------------------------------------------      Investment Group 1995-2013, all rights
                              35.92%     18.37%     9.52%           reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. Equity Market Review                   12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index/SM/.........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small cap and micro cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

Tax-Managed U.S. Marketwide Value Series

   The Tax-Managed U.S. Marketwide Value Series seeks to capture the returns of U.S. value stocks. Value is measured primarily by book-to-market ratio. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 1,300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 35.92% for the Series and 28.64% for the Russell 3000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to stocks with lower valuations. These stocks generally outperformed, and the Series' higher weight helped relative performance. The Series invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Small cap stocks outperformed during the period, and the Series' greater exposure to small caps benefited relative performance. The Series' exclusion of real estate investment trusts ("REITs") and highly regulated utilities contributed to outperformance relative to the Index as both sectors underperformed the overall Index during the period.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                    Six Months Ended October 31, 2013
EXPENSE TABLES
                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              05/01/13  10/31/13    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
--------------------------------------------
Actual Fund Return                            $1,000.00 $1,147.40    0.21%    $1.14
Hypothetical 5% Annual Return................ $1,000.00 $1,024.15    0.21%    $1.07

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that is held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                 The Tax-Managed U.S. Marketwide Value Series
              Consumer Discretionary.......................  18.9%
              Consumer Staples.............................   7.3%
              Energy.......................................  15.8%
              Financials...................................  18.9%
              Health Care..................................  10.3%
              Industrials..................................  14.2%
              Information Technology.......................   6.2%
              Materials....................................   3.2%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.9%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (95.6%)
Consumer Discretionary -- (18.1%)
    Comcast Corp. Class A.................. 3,446,875 $  164,002,312            3.7%
    Comcast Corp. Special Class A.......... 1,088,341     50,390,188            1.2%
*   General Motors Co......................   674,707     24,930,424            0.6%
*   Liberty Interactive Corp. Class A......   882,463     23,791,202            0.6%
    Time Warner Cable, Inc.................   693,942     83,377,131            1.9%
    Time Warner, Inc....................... 1,534,860    105,506,276            2.4%
    Twenty-First Century Fox, Inc. Class A. 1,287,383     43,874,013            1.0%
    Twenty-First Century Fox, Inc. Class B.   550,972     18,733,048            0.4%
    Other Securities.......................              310,888,189            7.0%
                                                      --------------          ------
Total Consumer Discretionary...............              825,492,783           18.8%
                                                      --------------          ------
Consumer Staples -- (7.0%)
    Archer-Daniels-Midland Co..............   813,476     33,271,168            0.8%
    CVS Caremark Corp...................... 1,510,745     94,058,984            2.2%
    Mondelez International, Inc. Class A... 2,081,099     70,008,170            1.6%
    Other Securities.......................              122,020,688            2.7%
                                                      --------------          ------
Total Consumer Staples.....................              319,359,010            7.3%
                                                      --------------          ------
Energy -- (15.2%)
    Anadarko Petroleum Corp................   845,068     80,526,530            1.8%
    Apache Corp............................   289,715     25,726,692            0.6%
    Chevron Corp...........................   668,412     80,182,703            1.8%
    ConocoPhillips......................... 1,766,829    129,508,566            3.0%
    Hess Corp..............................   378,130     30,704,156            0.7%
    Marathon Oil Corp......................   903,937     31,872,819            0.7%
    Marathon Petroleum Corp................   451,968     32,388,027            0.8%
    National Oilwell Varco, Inc............   250,948     20,371,959            0.5%
    Phillips 66............................   883,414     56,918,364            1.3%
    Pioneer Natural Resources Co...........    88,400     18,102,552            0.4%
    Valero Energy Corp.....................   605,899     24,944,862            0.6%
    Other Securities.......................              160,397,843            3.6%
                                                      --------------          ------
Total Energy...............................              691,645,073           15.8%
                                                      --------------          ------
Financials -- (18.0%)
    American International Group, Inc......   849,581     43,880,859            1.0%
    Bank of America Corp................... 6,543,356     91,345,250            2.1%
    Capital One Financial Corp.............   356,632     24,489,919            0.6%
    Citigroup, Inc......................... 2,115,722    103,204,919            2.4%
    CME Group, Inc.........................   414,385     30,751,511            0.7%
    Goldman Sachs Group, Inc. (The)........   143,685     23,113,169            0.5%
    JPMorgan Chase & Co.................... 1,148,419     59,189,515            1.4%
    MetLife, Inc........................... 1,126,173     53,279,245            1.2%
    Morgan Stanley......................... 1,476,248     42,412,605            1.0%
    Prudential Financial, Inc..............   497,625     40,501,699            0.9%
    Other Securities.......................              310,800,746            7.0%
                                                      --------------          ------
Total Financials...........................              822,969,437           18.8%
                                                      --------------          ------
Health Care -- (9.8%)
    Aetna, Inc.............................   558,462     35,015,567            0.8%
*   Express Scripts Holding Co.............   493,239     30,837,302            0.7%
    Humana, Inc............................   236,814     21,822,410            0.5%
    Pfizer, Inc............................ 3,950,849    121,212,047            2.8%
    Thermo Fisher Scientific, Inc..........   499,520     48,843,066            1.1%
    WellPoint, Inc.........................   504,640     42,793,472            1.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Health Care -- (Continued)
      Zoetis, Inc........................................  1,007,044 $   31,883,013            0.7%
      Other Securities...................................               116,226,691            2.6%
                                                                     --------------          ------
Total Health Care........................................               448,633,568           10.2%
                                                                     --------------          ------
Industrials -- (13.6%)
      CSX Corp...........................................  1,242,950     32,391,277            0.8%
      FedEx Corp.........................................    142,324     18,644,444            0.4%
      General Electric Co................................  5,021,489    131,261,722            3.0%
      Norfolk Southern Corp..............................    545,229     46,900,599            1.1%
      Northrop Grumman Corp..............................    337,038     36,234,955            0.8%
      Union Pacific Corp.................................    444,064     67,231,290            1.6%
      Other Securities...................................               286,950,482            6.4%
                                                                     --------------          ------
Total Industrials........................................               619,614,769           14.1%
                                                                     --------------          ------
Information Technology -- (5.9%)
      Corning, Inc.......................................  1,201,485     20,533,379            0.5%
*     Yahoo!, Inc........................................  1,048,770     34,535,996            0.8%
      Other Securities...................................               215,942,890            4.9%
                                                                     --------------          ------
Total Information Technology.............................               271,012,265            6.2%
                                                                     --------------          ------
Materials -- (3.1%)
      International Paper Co.............................    493,615     22,020,165            0.5%
      Other Securities...................................               118,633,840            2.7%
                                                                     --------------          ------
Total Materials..........................................               140,654,005            3.2%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        54            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                   235,004            0.0%
                                                                     --------------          ------
Telecommunication Services -- (4.6%)
      AT&T, Inc..........................................  4,065,906    147,185,797            3.4%
      Verizon Communications, Inc........................    547,535     27,655,993            0.6%
      Other Securities...................................                37,106,974            0.8%
                                                                     --------------          ------
Total Telecommunication Services.........................               211,948,764            4.8%
                                                                     --------------          ------

Utilities -- (0.3%)
      Other Securities...................................                14,803,017            0.3%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,366,367,749           99.5%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.073%. 22,324,026     22,324,026            0.5%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@  DFA Short Term Investment Fund..................... 15,381,037    177,958,599            4.0%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,775,925,201)...................................            $4,566,650,374          104.0%
                                                                     ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  825,492,783           --   --    $  825,492,783
  Consumer Staples..............    319,359,010           --   --       319,359,010
  Energy........................    691,645,073           --   --       691,645,073
  Financials....................    822,962,861 $      6,576   --       822,969,437
  Health Care...................    448,592,216       41,352   --       448,633,568
  Industrials...................    619,600,883       13,886   --       619,614,769
  Information Technology........    271,012,265           --   --       271,012,265
  Materials.....................    140,654,005           --   --       140,654,005
  Other.........................             --           54   --                54
  Real Estate Investment Trusts.        235,004           --   --           235,004
  Telecommunication Services....    211,948,764           --   --       211,948,764
  Utilities.....................     14,803,017           --   --        14,803,017
Rights/Warrants.................             --           --   --                --
Temporary Cash Investments......     22,324,026           --   --        22,324,026
Securities Lending Collateral...             --  177,958,599   --       177,958,599
                                 -------------- ------------   --    --------------
TOTAL........................... $4,388,629,907 $178,020,467   --    $4,566,650,374
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $172,330 of securities on loan).......... $4,366,368
Temporary Cash Investments at Value & Cost...............................     22,324
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.    177,959
Cash.....................................................................        116
Receivables:
  Dividends and Interest.................................................      4,910
  Securities Lending Income..............................................         85
                                                                          ----------
     Total Assets........................................................  4,571,762
                                                                          ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................    177,959
  Investment Securities Purchased........................................      3,011
  Due to Advisor.........................................................        729
Accrued Expenses and Other Liabilities...................................        308
                                                                          ----------
     Total Liabilities...................................................    182,007
                                                                          ----------
NET ASSETS............................................................... $4,389,755
                                                                          ==========
Investments at Cost...................................................... $2,575,643
                                                                          ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $92).............. $   77,058
    Interest......................................................         19
    Income from Securities Lending................................        700
                                                                   ----------
       Total Investment Income....................................     77,777
                                                                   ----------
  Expenses
    Investment Advisory Services Fees.............................      7,684
    Accounting & Transfer Agent Fees..............................        264
    Custodian Fees................................................         45
    Shareholders' Reports.........................................         12
    Directors'/Trustees' Fees & Expenses..........................         40
    Professional Fees.............................................        116
    Other.........................................................         54
                                                                   ----------
       Total Expenses.............................................      8,215
                                                                   ----------
    Net Investment Income (Loss)..................................     69,562
                                                                   ----------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
      Investment Securities Sold..................................     39,747
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities.......................................  1,056,586
                                                                   ----------
    Net Realized and Unrealized Gain (Loss).......................  1,096,333
                                                                   ----------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $1,165,895
                                                                   ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                            Year        Year
                                                                           Ended       Ended
                                                                          Oct. 31,    Oct. 31,
                                                                            2013        2012
                                                                         ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   69,562  $   61,545
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................     39,747      64,448
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................  1,056,586     400,114
                                                                         ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....  1,165,895     526,107
                                                                         ----------  ----------
Transactions in Interest:
  Contributions.........................................................    285,068      96,522
  Withdrawals...........................................................   (367,684)   (217,478)
                                                                         ----------  ----------
     Net Increase (Decrease) from Transactions in Interest..............    (82,616)   (120,956)
                                                                         ----------  ----------
     Total Increase (Decrease) in Net Assets............................  1,083,279     405,151
Net Assets
  Beginning of Year.....................................................  3,306,476   2,901,325
                                                                         ----------  ----------
  End of Year........................................................... $4,389,755  $3,306,476
                                                                         ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                         Year        Year        Year        Year        Year
                                                        Ended       Ended       Ended       Ended       Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2013        2012        2011        2010        2009
----------------------------------------------------- -----------------------------------------------------------
Total Return.........................................      35.92%      18.47%       6.33%      20.38%      12.76%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $4,389,755  $3,306,476  $2,901,325  $2,670,673  $2,289,927
Ratio of Expenses to Average Net Assets..............       0.21%       0.22%       0.22%       0.22%       0.23%
Ratio of Net Investment Income to Average Net Assets.       1.82%       1.99%       1.61%       1.40%       2.23%
Portfolio Turnover Rate..............................          5%         10%         20%         25%         28%
-----------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Series.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At October 31, 2013, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $102 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Series. For the year ended October 31, 2013, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2013, the total related amounts paid to the CCO by the Trust were $56 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the year ended October 31, 2013, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- --------
        The Tax-Managed U.S. Marketwide Value Series. $199,899  $176,761

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                      Net
                                                                                   Unrealized
                                           Federal    Unrealized    Unrealized    Appreciation
                                           Tax Cost  Appreciation (Depreciation) (Depreciation)
                                          ---------- ------------ -------------- --------------
Tax Managed U.S. Marketwide Value Series. $2,776,577  $1,834,742     $(44,668)     $1,790,074

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Series' investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

G. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average      Average        Days     Expense  Borrowed During
                                       Interest Rate Loan Balance Outstanding* Incurred   the Period
                                       ------------- ------------ ------------ -------- ---------------
The Tax-Managed U.S. Marketwide Value
  Series..............................     0.91%        $1,887         13         $1        $4,797

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that the Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2013.

H. Securities Lending:

   As of October 31, 2013, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

K. Other:

   On December 13, 2013, the Board of DFAIDG voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Current Agreements") into a bundled Investment Management Agreement for each of the following Fund: the Tax-Managed U.S. Equity Portfolio. It is expected that the Investment Management Agreement will become effective on February 28, 2014. The nature and level of services to the Fund under the Investment Management Agreement will be the same as under the Current Agreements. When the Investment Management Agreement becomes effective, the Fund will pay the Advisor an investment management fee that is equal to the sum of the current investment advisory fee and current administration fee that is paid by the Fund to the Advisor under the Current Agreements.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Tax-Managed U.S. Marketwide Value Series and Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian, broker, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

     Name, Position                               Portfolios within the
     with the Fund,        Term of Office/1/ and  DFA Fund Complex/2/       Principal Occupation(s) During Past 5 Years and
Address and Year of Birth   Length of Service           Overseen             Other Directorships of Public Companies Held
-------------------------------------------------------------------------------------------------------------------------------
                                              Disinterested Trustees/Directors
-------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides     Since Inception      106 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and                            investment companies   of Chicago Booth School of Business.
DIG. Trustee of DFAITC
and DEM. The University
of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue Chicago, IL
60637
1947
-------------------------------------------------------------------------------------------------------------------------------
John P. Gould                Since Inception      106 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and                            investment companies   Professor of Economics, The University of Chicago
DIG. Trustee of DFAITC                                                   Booth School of Business (since 1965). Member and
and DEM.                                                                 Chair, Competitive Markets Advisory Committee,
The University of Chicago                                                Chicago Mercantile Exchange (futures trading
Booth School of Business                                                 exchange) (since 2004). Formerly, Director of UNext,
5807 S. Woodlawn                                                         Inc. (1999-2006). Trustee, Harbor Fund (registered
Avenue                                                                   investment company) (30 Portfolios) (since 1994).
Chicago, IL 60637                                                        Formerly, Member of the Board of Milwaukee Mutual
1939                                                                     Insurance Company (1997-2010).
-------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson            Since Inception      106 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and                            investment companies   Management (since 1984). Chairman, CIO and
DIG. Trustee of DFAITC                                                   Partner, Zebra Capital Management, LLC (hedge
and DEM.                                                                 fund manager) (since 2001). Consultant to
Yale School of                                                           Morningstar, Inc. (since 2006). Formerly, Chairman,
Management                                                               Ibbotson Associates, Inc., Chicago, IL (software data
P.O. Box 208200                                                          publishing and consulting) (1977-2006). Formerly,
New Haven,                                                               Director, BIRR Portfolio Analysis, Inc. (software
CT 06520-8200                                                            products) (1990-2010).
1943
-------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear             Since Inception      106 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and                            investment companies   (since 2002). Jack Steele Parker Professor of
DIG. Trustee of DFAITC                                                   Human Resources Management and Economics,
and DEM.                                                                 Graduate School of Business, Stanford University
Stanford University                                                      (since 1995). Cornerstone Research (expert
Graduate School of                                                       testimony and economic and financial analysis)
Business                                                                 (since 2009). Formerly, Chairman of the President
518 Memorial Way                                                         George W. Bush's Council of Economic Advisers
Stanford, CA 94305-5015                                                  (2006-2009). Formerly, Council of Economic
1948                                                                     Advisors, State of California (2005-2006). Formerly,
                                                                         Commissioner, White House Panel on Tax Reform
                                                                         (2005).
-------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes             Since Inception      106 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and                            investment companies   Stanford University (since 1981). Formerly,
DIG. Trustee of DFAITC                                                   Chairman, Platinum Grove Asset Management, L.P.
and DEM.                                                                 (hedge fund) (formerly, Oak Hill Platinum Partners)
c/o Dimensional Fund                                                     (1999-2009). Formerly, Managing Partner, Oak Hill
Advisors, LP                                                             Capital Management (private equity firm) (until
6300 Bee Cave Road                                                       2004). Director, American Century Fund Complex
Building 1                                                               (registered investment companies) (40 Portfolios)
Austin, TX 78746                                                         (since 1980). Formerly, Director, Chicago Mercantile
1941                                                                     Exchange (2001-2008).
-------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith               Since Inception      106 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and                            investment companies   Professor of Accounting, The University of Chicago
DIG.                                                                     Booth School of Business (since 1980). Co-Director
Trustee of DFAITC and                                                    Investment Research, Fundamental Investment
DEM.                                                                     Advisors (hedge fund) (since 2008). Director, HNI
The University of Chicago                                                Corporation (formerly known as HON Industries Inc.)
Booth School of Business                                                 (office furniture) (since 2000). Director, Ryder
5807 S. Woodlawn                                                         System Inc. (transportation, logistics and supply-
Avenue                                                                   chain management) (since 2003). Trustee, UBS
Chicago, IL 60637                                                        Funds (4 investment companies within the fund
1953                                                                     complex) (52 portfolios) (since 2009).

     Name, Position                               Portfolios within the
     with the Fund,        Term of Office/1/ and  DFA Fund Complex/2/       Principal Occupation(s) During Past 5 Years and
Address and Year of Birth   Length of Service           Overseen             Other Directorships of Public Companies Held
-------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
-------------------------------------------------------------------------------------------------------------------------------
David G. Booth               Since Inception      106 portfolios in 4    Chairman, Director/Trustee, President, and Co-Chief
Chairman, Director,                               investment companies   Executive Officer (since January 2010) of
Co-Chief Executive                                                       Dimensional Holdings Inc., Dimensional Fund
Officer and President of                                                 Advisors LP, DFA Securities LLC, DEM, DFAIDG,
DFAIDG and DIG.                                                          DIG and DFAITC. Director of Dimensional Fund
Chairman, Trustee,                                                       Advisors Ltd., Dimensional Funds PLC, Dimensional
Co-Chief Executive                                                       Funds II PLC, DFA Australia Limited, Dimensional
Officer and President of                                                 Cayman Commodity Fund I Ltd., Dimensional Japan
DFAITC and DEM.                                                          Ltd. and Dimensional Advisors Ltd. Chairman,
6300 Bee Cave Road,                                                      Director and Co-Chief Executive Officer of
Building One Austin,                                                     Dimensional Fund Advisors Canada ULC. President,
Texas 78746                                                              Dimensional SmartNest (US) LLC. Limited Partner,
1946                                                                     Oak Hill Partners (since 2001) and VSC Investors,
                                                                         LLC (since 2007). Trustee, The University of
                                                                         Chicago. Trustee, University of Kansas Endowment
                                                                         Association. Formerly, Chief Executive Officer (until
                                                                         2010) and Chief Investment Officer (2003-2007) of
                                                                         Dimensional Fund Advisors LP, DFA Securities LLC,
                                                                         DEM, DFAIDG, DIG , DFAITC, Dimensional
                                                                         Holdings Inc. Formerly, Chief Investment Officer of
                                                                         Dimensional Fund Advisors Ltd. Formerly, President
                                                                         and Chief Investment Officer of DFA Australia
                                                                         Limited. Formerly, Director, SA Funds (registered
                                                                         investment company).
-------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           Since 2009           106 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief                                investment companies   Chief Investment Officer (since March 2007) and
Executive Officer and                                                    Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer                                                 Dimensional Fund Advisors LP, DFA Securities LLC,
of DFAIDG and DIG.                                                       DEM, DFAIDG, DIG, DFAITC and Dimensional
Trustee, Co-Chief                                                        Cayman Commodity Fund I Ltd. Director, Co-Chief
Executive Officer and                                                    Executive Officer, President and Chief Investment
Chief Investment Officer                                                 Officer of Dimensional Fund Advisors Canada ULC.
of DFAITC and DEM.                                                       Chief Investment Officer, Vice President and Director
6300 Bee Cave Road,                                                      of DFA Australia Limited. Director of Dimensional
Building One                                                             Fund Advisors Ltd., Dimensional Funds PLC,
Austin, TX 78746                                                         Dimensional Funds II PLC, Dimensional Japan Ltd.
1967                                                                     and Dimensional Advisors Ltd., Formerly President
                                                                         of Dimensional Holdings Inc, Dimensional Fund
                                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
                                                                         DIG, DFAITC and Dimensional Fund Advisors
                                                                         Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

   The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                      Principal Occupation(s) During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
                                                       Officers
-------------------------------------------------------------------------------------------------------------------------
April A. Aandal                 Since 2008       Vice President of all the DFA Entities.
Vice President
1963
-------------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta                Since 2012       Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                   Business Development at Capson Physicians Insurance Company
1974                                             (2010-2012); Vice President at Charles Schwab (2007-2010).
-------------------------------------------------------------------------------------------------------------------------
Darryl D. Avery                 Since 2005       Vice President of all the DFA Entities.
Vice President
1966
-------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                Since 1993       Vice President of all the DFA Entities. Director and Managing
Vice President                                   Director of DFAL (since September 2013).
1955
-------------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth               Since 2007       Vice President of all the DFA Entities.
Vice President
1968
-------------------------------------------------------------------------------------------------------------------------
Valerie A. Brown                Since 2001       Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                     Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
Secretary                                        Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
1967                                             Ltd., Dimensional Hong Kong Limited. Director, Vice President and
                                                 Assistant Secretary of Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------------
David P. Butler                 Since 2007       Vice President of all the DFA Entities. Head of Global Financial
Vice President                                   Services of Dimensional (since 2008).
1964
-------------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (December 2010-January2012); Regional Director
1970                                             at Russell Investments (April 2006-December 2010).
-------------------------------------------------------------------------------------------------------------------------
James G. Charles                Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director for
Vice President                                   Dimensional (2008-2010); Vice President, Client Portfolio Manager at
1956                                             American Century Investments (2001-2008).
-------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi                   Since 2009       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                   Management of Dimensional (since March 2012). Sr. Portfolio
1966                                             Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                 Manager for Dimensional (October 2005-January 2012).
-------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark                Since 2004       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                   Dimensional Fund Advisors Canada ULC. Head of Institutional,
1972                                             North America (since March 2012). Formerly, Head of Portfolio
                                                 Management of Dimensional (January 2006-March 2012).
-------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb                    Since 2013       Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since September 2011). Formerly, Vice President at
1971                                             MullinTBG 92005-2011).
-------------------------------------------------------------------------------------------------------------------------
Ryan Cooper                     Since 2013       Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since 2003).
1979
-------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell              Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (August 2002-January 2012).
1976

                                    Term of Office/1/
   Name, Position with the Fund      and Length of
        and Year of Birth               Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell                     Since 2007       Vice President of all the DFA Entities.
Vice President
1949
---------------------------------------------------------------------------------------------------------------------------
George H. Crane                       Since 2010       Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                         President and Managing Director at State Street Bank & Trust
1955                                                   Company (2007-2008).
---------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan                Since 2004       Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                        Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                     and Dimensional SmartNest (US) LLC. Chief Compliance Officer of
1965                                                   Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------------
James L. Davis                        Since 1999       Vice President of all the DFA Entities.
Vice President
1956
---------------------------------------------------------------------------------------------------------------------------
Robert T. Deere                       Since 1994       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                         Dimensional Fund Advisors Canada ULC.
1957
---------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard                      Since 2010       Vice President of all the DFA Entities. Research Associate for
Vice President                                         Dimensional (since August 2008).
1972
---------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner                    Since 2001       Vice President of all the DFA Entities.
Vice President
1970
---------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice                    Since 1998       Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                           DFA Australia Limited.
Secretary
1965
---------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                   Since 2004       Vice President of all the DFA Entities.
Vice President
1971
---------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall                        Since 2008       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                         Management of Dimensional (since March 2012). Sr. Portfolio
1974                                                   Manager of Dimensional (since January 2012).
---------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman                     Since 2009       Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                         for Dimensional (since June 2006).
1970
---------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour                      Since 2007       Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum                        Since 2012       Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                         at BlackRock (2004-January 2012).
1968
---------------------------------------------------------------------------------------------------------------------------
Henry F. Gray                         Since 2000       Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
John T. Gray                          Since 2007       Vice President of all the DFA Entities.
Vice President
1974
---------------------------------------------------------------------------------------------------------------------------
Christian Gunther                     Since 2011       Vice President of all the DFA Entities. Senior Trader for
Vice President                                         Dimensional (since 2012). Formerly, Senior Trader for Dimensional
1975                                                   Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd.
                                                       (2008-2009); Trader for Dimensional (2004-2008).
---------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner                        Since 2007       Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
Julie C. Henderson                    Since 2005       Vice President and Fund Controller of all the DFA Entities,
Vice President and Fund Controller                     Dimensional Cayman Commodity Fund I Ltd. and Dimensional
1974                                                   Japan Ltd.

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
    Kevin B. Hight              Since 2005       Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Christine W. Ho             Since 2004       Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Michael C. Horvath          Since 2011       Vice President of all the DFA Entities. Formerly, Managing Director,
    Vice President                               Co-Head Global Consultant Relations at BlackRock (2004-2011).
    1960
----------------------------------------------------------------------------------------------------------------------
    William A. Irvine           Since 2013       Vice President of all the DFA Entities, Regional Director For
    Vice President                               Dimensional (since 2012). Formerly, Vice President of Institutional
    1957                                         Business Development at Eaton Vance (2005-2011).
----------------------------------------------------------------------------------------------------------------------
    Jeff J. Jeon                Since 2004       Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd.
    1973
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Jones            Since 2012       Vice President of all the DFA Entities. Formerly, Facilities Manager
    Vice President                               for Dimensional (October 2008-January 2012).
    1968
----------------------------------------------------------------------------------------------------------------------
    Patrick M. Keating          Since 2003       Vice President and Chief Operating Officer of all the DFA Entities,
    Vice President                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
    1954                                         Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited
                                                 and Chief Operating Officer of Dimensional. Director, Vice
                                                 President and Chief Privacy Officer of Dimensional Fund Advisors
                                                 Canada ULC. Director of DFA Australia Limited, Dimensional Fund
                                                 Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors
                                                 Ltd. Director and Vice President of Dimensional Hong Kong Limited
                                                 and Dimensional Fund Advisors Pte. Ltd.
----------------------------------------------------------------------------------------------------------------------
    Andrew K. Keiper            Since 2013       Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (since October 2004).
    1977
----------------------------------------------------------------------------------------------------------------------
    Glenn E. Kemp               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional Fund Advisors LP (April 2006-January 2012).
    1948
----------------------------------------------------------------------------------------------------------------------
    David M. Kershner           Since 2010       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since June 2004).
    1971
----------------------------------------------------------------------------------------------------------------------
    Timothy R. Kohn             Since 2011       Vice President of all the DFA Entities. Head of Defined Contribution
    Vice President                               Sales for Dimensional (since August 2010). Formerly, Chief DC
    1971                                         Strategist, Barclays Global Investors (2005-2009).
----------------------------------------------------------------------------------------------------------------------
    Joseph F. Kolerich          Since 2004       Vice President of all the DFA Entities. Sr. Portfolio Manager of
    Vice President                               Dimensional (since January 2012).Formerly, Portfolio Manager for
    1971                                         Dimensional (April 2001-January 2012).
----------------------------------------------------------------------------------------------------------------------
    Mark D. Krasniewski         Since 2013       Vice President of all the DFA Entities. Formerly, Senior Associate
    Vice President                               Investment Analytics and Data for Dimensional (January 2012-
    1981                                         December 2012); Systems Developer for Dimensional (June 2007-
                                                 December 2011).
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Kurad            Since 2011       Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (2007-2010).
    1968
----------------------------------------------------------------------------------------------------------------------
    Michael F. Lane             Since 2004       Vice President of all the DFA Entities. Chief Executive Officer of
    Vice President                               Dimensional SmartNest (US) LLC (since 2012).
    1967
----------------------------------------------------------------------------------------------------------------------
    Francis R. Lao              Since 2011       Vice President of all the DFA Entities. Formerly, Vice President -
    Vice President                               Global Operations at Janus Capital Group (2005-2011).
    1969
----------------------------------------------------------------------------------------------------------------------
    David F. LaRusso            Since 2013       Vice President of all the DFA Entities. Formerly, Senior Trader for
    Vice President                               Dimensional (January 2010-December 2012); Trader for
    1978                                         Dimensional (2000-2009).

                                          Term of Office/1/
     Name, Position with the Fund           and Length of
           and Year of Birth                   Service                 Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee                            Since 2005            Vice President of all the DFA Entities.
Vice President
1971
---------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee                           Since 2011            Vice President of all the DFA Entities. Formerly, Research
Vice President                                                 Associate for Dimensional (July 2008-2010).
1980
---------------------------------------------------------------------------------------------------------------------------
John B. Lessley                          Since 2013            Vice President of all the DFA Entities. Regional Director
Vice President                                                 for Dimensional (since January 2008).
1960
---------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu                        Since 2009            Vice President of all the DFA Entities. Regional Director
Vice President                                                 for Dimensional (since February 2004).
1969
---------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell                        Since 2010            Vice President of all the DFA Entities and Dimensional
Vice President                                                 Cayman Commodity Fund I Ltd. Counsel for Dimensional (since
1972                                                           September 2006).
---------------------------------------------------------------------------------------------------------------------------
Rose C. Manziano                         Since 2013            Vice President of all the DFA Entities. Regional Director
Vice President                                                 for Dimensional (Since August 2010). Formerly, Vice
1971                                                           President, Sales and Business Development at AdvisorsIG
                                                               (PPMG) (2009- 2010); Vice President at Credit Suisse
                                                               (2007-2009).
---------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus                          Since 2008            Vice President of all the DFA Entities and Head of Global
Vice President & Head of Global                                Human Resources of Dimensional.
Human Resources
1970
---------------------------------------------------------------------------------------------------------------------------
David R. Martin                          Since 2007            Vice President, Chief Financial Officer and Treasurer of
Vice President, Chief Financial Officer                        all the DFA Entities. Director, Vice President, Chief
and Treasurer                                                  Financial Officer and Treasurer of Dimensional Fund
1956                                                           Advisors Ltd., DFA Australia Limited, Dimensional Advisors
                                                               Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong
                                                               Kong Limited and Dimensional Fund Advisors Canada ULC.
                                                               Chief Financial Officer, Treasurer, and Vice President of
                                                               Dimensional SmartNest (US) LLC, and Dimensional Cayman
                                                               Commodity Fund I Ltd. Director of Dimensional Funds PLC and
                                                               Dimensional Funds II PLC. Statutory Auditor of Dimensional
                                                               Japan Ltd.
---------------------------------------------------------------------------------------------------------------------------
Matthew H. Miller                        Since 2013            Vice President of all the DFA Entities. Client Service
Vice President                                                 Manager for Dimensional (Since 2012). Formerly, Regional
1978                                                           Director for Dimensional (2008-2011; Senior Associate at
                                                               Dimensional (2007-2010).
---------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson                       Since 2013            Vice President of all the DFA Entities. Manager, Investment
Vice President                                                 Systems at Dimensional (Since 2011). Formerly, Project
1971                                                           Manager for Dimensional (2007-2010).
---------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                      Vice President since  Vice President and Secretary of all the DFA Entities.
Vice President and Secretary             1997 and Secretary    Director, Vice President and Secretary of DFA Australia
1964                                     since 2000            Limited and Dimensional Fund Advisors Ltd. (since February
                                                               2002, April 1997 and May 2002, respectively). Vice
                                                               President and Secretary of Dimensional Fund Advisors Canada
                                                               ULC (since June 2003), Dimensional SmartNest (US) LLC,
                                                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
                                                               Ltd. (since February 2012), Dimensional Advisors Ltd.
                                                               (since March 2012), Dimensional Fund Advisors Pte. Ltd.
                                                               (since June 2012) and Dimensional Hong Kong Limited (since
                                                               August 2012). Director, Dimensional Funds PLC and
                                                               Dimensional Funds II PLC (since 2002 and 2006,
                                                               respectively). Director of Dimensional Japan Ltd.,
                                                               Dimensional Advisors Ltd., Dimensional Fund Advisors Pte.
                                                               Ltd. and Dimensional Hong Kong Limited (since August 2012
                                                               and July 2012).
---------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble                          Since 2011            Vice President of all the DFA Entities. Portfolio Manager
Vice President                                                 for Dimensional (2008-2010).
1964
---------------------------------------------------------------------------------------------------------------------------
Selwyn J. Notelovitz                     Since 2012            Vice President of all DFA Entities. Deputy Chief Compliance
Vice President                                                 Officer of Dimensional (since December 2012). Formerly
1961                                                           Chief Compliance Officer of Wellington Management Company,
                                                               LLP (2004-2011).

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                     Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
    Carolyn L. O                Since 2010       Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd. Deputy General Counsel, Funds (since
    1974                                         2011). Counsel for Dimensional (2007-2011).
-----------------------------------------------------------------------------------------------------------------------
    Gerard K. O'Reilly          Since 2007       Vice President of all the DFA Entities.
    Vice President
    1976
-----------------------------------------------------------------------------------------------------------------------
    Daniel C. Ong               Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2005).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Kyle K. Ozaki               Since 2010       Vice President of all the DFA Entities. Senior Compliance Officer for
    Vice President                               Dimensional (since January 2008). Formerly, Compliance Officer
    1978                                         (February 2006-December 2007).
-----------------------------------------------------------------------------------------------------------------------
    Matthew A. Pawlak           Since 2013       Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional Fund Advisors LP (since 2012). Formerly, Senior
    1977                                         Consultant at Hewitt EnnisKnupp (June 2011-December 2011);
                                                 Senior Investment Analyst and Consultant at Hewitt EnnisKnupp
                                                 (July 2008-June 2011).
-----------------------------------------------------------------------------------------------------------------------
    Brian P. Pitre              Since 2013       Vice President of all the DFA Entities. Counsel for Dimensional
    Vice President                               Fund Advisors LP (since 2009). Formerly, Vice President and
    1976                                         Corporate Counsel at Mellon Capital Management (2006-2008).
-----------------------------------------------------------------------------------------------------------------------
    David A. Plecha             Since 1993       Vice President of all the DFA Entities, DFA Australia Limited,
    Vice President                               Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
    1961                                         Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
    Allen Pu                    Since 2011       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2006).
    1970
-----------------------------------------------------------------------------------------------------------------------
    Theodore W. Randall         Since 2008       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate of Dimensional (2006-2008).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Mark A. Regier              Since 2013       Vice President of all the DFA Entities. Planning and Analysis
    Vice President                               Manager for Dimensional (since July 2007).
    1969
-----------------------------------------------------------------------------------------------------------------------
    Savina B. Rizova            Since 2012       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate for Dimensional (June 2011-January 2012); Research
    1981                                         Assistant for Dimensional (July 2004-August 2007).
-----------------------------------------------------------------------------------------------------------------------
    L. Jacobo Rodriguez         Since 2005       Vice President of all the DFA Entities.
    Vice President
    1971
-----------------------------------------------------------------------------------------------------------------------
    Julie A. Saft               Since 2010       Vice President of all the DFA Entities. Client Systems Manager for
    Vice President                               Dimensional (since July 2008).
    1959
-----------------------------------------------------------------------------------------------------------------------
    Walid A. Shinnawi           Since 2010       Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional (March 2006-January 2010).
    1961
-----------------------------------------------------------------------------------------------------------------------
    Bruce A. Simmons            Since 2009       Vice President of all the DFA Entities. Investment Operations
    Vice President                               Manager for Dimensional (since May 2007).
    1965
-----------------------------------------------------------------------------------------------------------------------
    Ted R. Simpson              Since 2007       Vice President of all the DFA Entities.
    Vice President
    1968
-----------------------------------------------------------------------------------------------------------------------
    Bryce D. Skaff              Since 2007       Vice President of all the DFA Entities.
    Vice President
    1975
-----------------------------------------------------------------------------------------------------------------------
    Andrew D. Smith             Since 2011       Vice President of all the DFA Entities. Project Manager for
    Vice President                               Dimensional (2007-2010).
    1968
-----------------------------------------------------------------------------------------------------------------------
    Grady M. Smith              Since 2004       Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    1956

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
   Carl G. Snyder               Since 2000       Vice President of all the DFA Entities.
   Vice President
   1963
---------------------------------------------------------------------------------------------------------------------
   Lawrence R. Spieth           Since 2004       Vice President of all the DFA Entities.
   Vice President
   1947
---------------------------------------------------------------------------------------------------------------------
   Bradley G. Steiman           Since 2004       Vice President of all the DFA Entities and Director and Vice
   Vice President                                President of Dimensional Fund Advisors Canada ULC.
   1973
---------------------------------------------------------------------------------------------------------------------
   Richard H. Tatlow            Since 2013       Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since April 2010). Formerly, Principal, Investment
   1971                                          Strategist at Barclays Global Investors (2004-2009).
---------------------------------------------------------------------------------------------------------------------
   Blake T. Tatsuta             Since 2013       Vice President of all the DFA Entities, Manager, Investment
   Vice President                                Analytics and Data for Dimensional (since 2012). Formerly,
   1973                                          Research Assistant at Dimensional (2002-2011).
---------------------------------------------------------------------------------------------------------------------
   Erik T. Totten               Since 2013       Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since 2010). Formerly, Senior Associate at
   1980                                          Dimensional (2007-2009).
---------------------------------------------------------------------------------------------------------------------
   John H. Totten               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (January 2008-January 2012).
   1978
---------------------------------------------------------------------------------------------------------------------
   Robert C. Trotter            Since 2009       Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007).
   1958
---------------------------------------------------------------------------------------------------------------------
   Karen E. Umland              Since 1997       Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   1966                                          Canada ULC.
---------------------------------------------------------------------------------------------------------------------
   Brian J. Walsh               Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   1970
---------------------------------------------------------------------------------------------------------------------
   Weston J. Wellington         Since 1997       Vice President of all the DFA Entities.
   Vice President
   1951
---------------------------------------------------------------------------------------------------------------------
   Ryan J. Wiley                Since 2007       Vice President of all the DFA Entities.
   Vice President
   1976
---------------------------------------------------------------------------------------------------------------------
   Paul E. Wise                 Since 2005       Vice President of all the DFA Entities.
   Vice President
   1955
---------------------------------------------------------------------------------------------------------------------
   Joseph L. Young              Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                             Qualifying
                                                                                For
                         Net                                                 Corporate
DFA Investment       Investment    Short-Term     Long-Term                  Dividends   Qualifying  Foreign   Foreign
Dimensions Group       Income     Capital Gain  Capital Gain      Total       Received    Dividend     Tax     Source
Inc.                Distributions Distributions Distributions Distributions Deduction(1) Income(2)  Credit(3) Income(4)
----------------    ------------- ------------- ------------- ------------- ------------ ---------- --------- ---------
Tax-Managed U.S.
 Marketwide Value
 Portfolio.........      100%          --            --            100%         100%        100%       --          3%
Tax-Managed U.S.
 Equity Portfolio..      100%          --            --            100%         100%        100%       --         --
Tax-Managed U.S.
 Targeted Value
 Portfolio.........       39%          --            61%           100%         100%        100%       --         --
Tax-Managed U.S.
 Small Cap
 Portfolio.........      100%          --            --            100%         100%        100%       --         --
T.A. U.S. Core
 Equity 2
 Portfolio.........       93%          --             7%           100%         100%        100%       --         --
Tax-Managed DFA
 International
 Value Portfolio...      100%          --            --            100%         100%        100%        8%       100%
T.A. World ex U.S.
 Core Equity
 Portfolio.........       99%          --             1%           100%         100%        100%        7%       100%

                               Qualifying
                                 Short-
DFA Investment      Qualifying    Term
Dimensions Group     Interest   Capital
Inc.                Income(5)   Gain(6)
----------------    ---------- ----------
Tax-Managed U.S.
 Marketwide Value
 Portfolio.........    100%       100%
Tax-Managed U.S.
 Equity Portfolio..    100%       100%
Tax-Managed U.S.
 Targeted Value
 Portfolio.........    100%       100%
Tax-Managed U.S.
 Small Cap
 Portfolio.........    100%       100%
T.A. U.S. Core
 Equity 2
 Portfolio.........    100%       100%
Tax-Managed DFA
 International
 Value Portfolio...    100%       100%
T.A. World ex U.S.
 Core Equity
 Portfolio.........    100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103113-002A

                       THE DFA SHORT TERM INVESTMENT FUND

                                 ANNUAL REPORT

                          YEAR ENDED OCTOBER 31, 2013

                               TABLE OF CONTENTS

INVESTMENT SUMMARY                                                             1
SCHEDULE OF PORTFOLIO HOLDINGS                                                 2
SCHEDULE OF INVESTMENTS                                                        3
STATEMENT OF ASSETS AND LIABILITIES                                            9
STATEMENT OF OPERATIONS                                                       10
STATEMENTS OF CHANGES IN NET ASSETS                                           11
FINANCIAL HIGHLIGHTS                                                          12
NOTES TO FINANCIAL STATEMENTS                                                 13
SUPPLEMENTAL INFORMATION                                                      20
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       22
FUND MANAGEMENT                                                               23

                               INVESTMENT SUMMARY

CUMULATIVE PERFORMANCE OF $10,000

                                  (LINE GRAPH)

                                                   2/1/2010 4/30/2010 7/31/2010 10/31/2010 1/31/2011 4/30/2011 7/31/2011 10/31/2011
DSTIF GROWTH OF 10K                                    2/10      4/10      7/10      10/10      1/11      4/11      7/11      10/11
   The DFA Short Term Investment Fund             10,000.00 10,004.43 10,010.67  10,017.06 10,022.62 10,027.23 10,031.01  10,034.84

CITI INDEX GROWTH OF 10K
   Citigroup One-Month U.S. Treasury Bill Index   10,000.00 10,001.95 10,005.74  10,009.49 10,011.99 10,014.53 10,015.04  10,016.76

                                                  1/31/2012 4/30/2012 7/31/2012 10/31/2012 1/31/2013 4/30/2013 7/31/2013 10/31/2013
DSTIF GROWTH OF 10K                                    1/31      4/30      7/31      10/31      1/31      4/30      7/31      10/31
   The DFA Short Term Investment Fund             10,039.68 10,044.88 10,050.54  10,056.10 10,060.79 10,064.20 10,066.59  10,068.68

CITI INDEX GROWTH OF 10K
   Citigroup One-Month U.S. Treasury Bill Index   10,017.06 10,017.98 10,019.14  10,020.88  10022.38  10023.59  10024.15   10024.79

The graph represents a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark.

AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 10/31/13

                                               1 YEAR    SINCE INCEPTION    7-DAY YIELD
                                               -------   ----------------   ------------
THE DFA SHORT TERM INVESTMENT FUND               0.13%              0.18%          0.08%
CITIGROUP ONE-MONTH U.S. TREASURY BILL INDEX     0.04%              0.07%            --

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

Total return equals income return and assumes reinvestment of all net investment
income and realized capital gain distributions.   The total returns quoted do
not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

The following table indicates the allocation of investments among the asset classes in the Fund as of October 31, 2013:

                                                                       PERCENT OF
SECURITY ALLOCATION                                                    INVESTMENTS
-------------------                                                    -----------
Commercial Paper                                                           59.7%
Repurchase Agreement                                                       15.8
Yankee Certificate of Deposit                                               9.4
U.S. Government Agency Backed Securities                                    6.7
Yankee Bond                                                                 3.8
Corporate Bond                                                              3.5
U.S. Treasury Obligations                                                   1.1
                                                                          -----
TOTAL INVESTMENTS                                                         100.0%

                       See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments
October 31, 2013

SECURITY DESCRIPTION                                                    Rate    Maturity   Face Amount $    Fair Value $
---------------------------------------------------------------------   -----   --------   --------------   ---------------
CORPORATE BONDS - 3.5%
(r)Bank of New York Mellon                                              0.55%   01/31/14       36,174,000        36,193,642
(r)Bank of New York Mellon                                              0.51%   07/28/14        8,620,000         8,634,645
(r)Berkshire Hathaway, Inc.                                             0.96%   08/15/14       86,165,000        86,667,945
(r)Coca-Cola Co.                                                        0.20%   03/14/14       58,830,000        58,836,412
(r)General Electric Capital Corp.                                       1.09%   01/07/14       22,835,000        22,870,714
General Electric Capital Corp.                                          2.10%   01/07/14       24,250,000        24,327,964
(r)General Electric Capital Corp.                                       0.87%   04/07/14       34,000,000        34,099,144
(r)General Electric Capital Corp.                                       0.94%   04/24/14       13,180,000        13,234,486
(r)General Electric Capital Corp.                                       0.51%   09/15/14       15,935,000        15,971,284
(r)Mellon Funding Corp.                                                 0.41%   05/15/14        5,600,000         5,602,386
(r)Toyota Motor Credit Corp.                                            0.64%   01/17/14        4,750,000         4,756,161
(r)Toyota Motor Credit Corp.                                            0.25%   06/11/14      150,000,000       149,986,201
(r)Toyota Motor Credit Corp.                                            0.24%   07/14/14      125,000,000       124,989,500
(r)Toyota Motor Credit Corp.                                            0.24%   07/14/14       45,000,000        44,996,220
(r)Toyota Motor Credit Corp.                                            0.28%   08/04/14       12,000,000        12,000,000
                                                                                           --------------   ---------------
TOTAL CORPORATE BONDS (Cost $643,211,843)                                                     642,339,000       643,166,704
                                                                                           --------------   ---------------
YANKEE BONDS - 3.8%
(r)Commonwealth Bank of Australia                                       0.98%   03/17/14       49,045,000        49,190,517
(y)International Bank for Reconstruction                                0.02%   11/12/13      100,000,000        99,999,400
(y)International Bank for Reconstruction                                0.15%   12/02/13       50,000,000        49,998,700
(r)National Australia Bank Ltd.                                         1.02%   12/10/13        5,000,000         5,004,125
(r)National Australia Bank Ltd.                                         0.97%   04/11/14        7,400,000         7,422,444
NRW Bank AG                                                             1.63%   01/17/14      100,000,000       100,278,599
Rabobank Nederland                                                      1.85%   01/10/14       18,000,000        18,057,366
(r)Rabobank Nederland                                                   0.59%   04/14/14        8,929,000         8,942,626
(r)Rabobank Nederland NV NY                                             0.27%   07/11/14       75,000,000        75,002,325
Royal Bank of Canada NY                                                 1.13%   01/15/14       13,100,000        13,124,510
(r)Royal Bank of Canada NY                                              0.54%   04/17/14       53,725,000        53,798,120
(r)Royal Bank of Canada NY                                              0.94%   10/30/14        5,647,000         5,685,366
(r)Toronto Dominion Bank NY                                             0.71%   11/01/13       40,000,000        40,000,000
(r)Toronto Dominion Bank NY                                             0.54%   07/14/14       83,087,000        83,264,557
(r)Total Capital Canada Ltd.                                            0.62%   01/17/14       27,001,000        27,027,542
(r)Westpac Banking Corp.                                                0.99%   12/09/13       11,505,000        11,513,548
(r)Westpac Banking Corp.                                                0.98%   03/31/14       47,100,000        47,254,300
                                                                                           --------------   ---------------
TOTAL YANKEE BONDS (Cost $695,557,338)                                                        694,539,000       695,564,045
                                                                                           --------------   ---------------
COMMERCIAL PAPER - 59.7%
(y)++Abbott Laboratories                                                0.07%   12/03/13       85,000,000        84,997,450
(y)++ANZ National International Ltd.                                    0.18%   01/13/14      100,000,000        99,967,000
(y)++ANZ National International Ltd.                                    0.19%   01/15/14       50,000,000        49,983,000
(y)++ANZ National International Ltd.                                    0.19%   01/16/14      100,000,000        99,966,000
(y)++ANZ National International Ltd.                                    0.23%   03/06/14       50,000,000        49,962,000
(y)++ANZ National International Ltd.                                    0.25%   04/10/14       91,000,000        90,891,710
(y)++ASB Finance Ltd. London                                            0.20%   02/10/14       50,000,000        49,973,500
(y)++ASB Finance Ltd. London                                            0.22%   02/24/14       50,000,000        49,967,000
(y)++Australia & New Zealand Banking Group                              0.20%   12/02/13       12,600,000        12,598,992
(y)++Automatic Data Processing                                          0.05%   11/07/13      200,000,000       199,997,279
(y)Banque et Caisse d'Epargne de I'Etat                                 0.19%   11/12/13       50,000,000        49,998,500
(y)Banque et Caisse d'Epargne de I'Etat                                 0.12%   11/18/13       34,700,000        34,698,265
(y)Banque et Caisse d'Epargne de I'Etat                                 0.21%   12/09/13       40,000,000        39,994,400
(y)Banque et Caisse d'Epargne de I'Etat                                 0.12%   12/10/13       20,000,000        19,997,200
(y)Banque et Caisse d'Epargne de I'Etat                                 0.16%   12/17/13       25,000,000        24,995,750
(y)Banque et Caisse d'Epargne de I'Etat                                 0.23%   12/20/13       25,000,000        24,995,250
(y)Banque et Caisse d'Epargne de I'Etat                                 0.21%   01/15/14       40,000,000        39,986,400
(y)Banque et Caisse d'Epargne de I'Etat                                 0.22%   01/16/14       50,000,000        49,983,000
(y)Banque et Caisse d'Epargne de I'Etat                                 0.14%   01/24/14       82,000,000        81,968,020
(y)Banque et Caisse d'Epargne de I'Etat                                 0.19%   02/03/14       50,000,000        49,976,500
(y)Banque et Caisse d'Epargne de I'Etat                                 0.19%   03/03/14       50,000,000        49,963,500

                       See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (continued)
October 31, 2013

SECURITY DESCRIPTION                                                    Rate    Maturity   Face Amount $    Fair Value $
---------------------------------------------------------------------   -----   --------   --------------   ---------------
COMMERCIAL PAPER - 59.7% (CONTINUED)
(y)Banque et Caisse d'Epargne de I'Etat                                 0.17%   03/11/14      100,000,000        99,918,000
(y)Basin Electric Power Cooperative                                     0.08%   11/13/13       10,000,000         9,999,600
(y)++BNZ International Funding                                          0.21%   03/20/14       50,000,000        49,960,000
(y)Caisse des Depots et Consignations                                   0.22%   12/04/13       12,000,000        11,998,320
(y)Caisse des Depots et Consignations                                   0.17%   12/05/13       70,000,000        69,989,500
(y)Caisse des Depots et Consignations                                   0.17%   12/16/13       40,000,000        39,991,600
(y)Caisse des Depots et Consignations                                   0.19%   01/08/14       75,000,000        74,977,500
(y)Caisse des Depots et Consignations                                   0.24%   01/16/14      150,000,000       149,949,000
(y)Caisse des Depots et Consignations                                   0.14%   02/05/14       50,000,000        49,975,885
(y)Caisse des Depots et Consignations                                   0.25%   02/25/14       75,000,000        74,949,750
(y)Caisse des Depots et Consignations                                   0.19%   03/24/14      100,000,000        99,903,000
(y)++Coca-Cola Co.                                                      0.06%   11/07/13       25,000,000        24,999,750
(y)++Coca-Cola Co.                                                      0.12%   12/11/13       50,000,000        49,995,500
(y)++Coca-Cola Co.                                                      0.13%   12/17/13       25,000,000        24,997,500
(y)++Coca-Cola Co.                                                      0.13%   12/18/13       20,000,000        19,997,800
(y)++Coca-Cola Co.                                                      0.17%   12/19/13       25,000,000        24,997,250
(y)++Coca-Cola Co.                                                      0.17%   12/20/13       40,089,000        40,084,590
(y)Coca-Cola Co.                                                        0.18%   01/22/14       40,000,000        39,991,200
(y)++Coca-Cola Co.                                                      0.12%   01/24/14       47,600,000        47,589,052
(y)++Coca-Cola Co.                                                      0.21%   02/07/14       42,000,000        41,987,400
(y)++Coca-Cola Co.                                                      0.18%   02/12/14       30,000,000        29,990,100
(y)++Coca-Cola Co.                                                      0.12%   02/20/14      135,000,000       134,948,700
(y)++Coca-Cola Co.                                                      0.15%   03/17/14       15,000,000        14,992,200
(y)++Coca-Cola Co.                                                      0.13%   04/09/14       25,000,000        24,983,333
(y)++Commonwealth Bank of Australia                                     0.21%   11/20/13       50,000,000        49,998,500
(y)++Commonwealth Bank of Australia                                     0.21%   12/05/13      125,000,000       124,988,750
(y)++Commonwealth Bank of Australia                                     0.21%   02/28/14       33,600,000        33,583,200
(y)CPPIB Capital, Inc.                                                  0.15%   11/05/13       15,000,000        14,999,850
(y)CPPIB Capital, Inc.                                                  0.15%   11/18/13       50,000,000        49,998,000
(y)CPPIB Capital, Inc.                                                  0.12%   12/12/13       15,000,000        14,997,300
(y)CPPIB Capital, Inc.                                                  0.14%   01/09/14       47,500,000        47,483,850
(y)CPPIB Capital, Inc.                                                  0.17%   01/22/14       20,000,000        19,991,400
(y)CPPIB Capital, Inc.                                                  0.14%   01/23/14      100,000,000        99,957,000
(y)CPPIB Capital, Inc.                                                  0.17%   02/07/14       40,000,000        39,978,800
(y)CPPIB Capital, Inc.                                                  0.17%   04/15/14       50,000,000        49,952,500
(y)CPPIB Capital, Inc.                                                  0.17%   04/21/14       55,000,000        54,945,550
(y)++DBS Bank Ltd.                                                      0.25%   12/02/13       75,000,000        74,991,750
(y)++DBS Bank Ltd.                                                      0.24%   12/12/13      110,000,000       109,983,500
(y)++DBS Bank Ltd.                                                      0.21%   01/15/14       30,000,000        29,989,800
(y)++DBS Bank Ltd.                                                      0.24%   01/22/14       40,000,000        39,984,800
(y)++DBS Bank Ltd.                                                      0.24%   01/23/14       20,000,000        19,992,200
(y)++DBS Bank Ltd.                                                      0.24%   02/10/14       20,000,000        19,989,400
(y)++DBS Bank Ltd.                                                      0.23%   02/14/14       10,000,000         9,994,400
(y)++DBS Bank Ltd.                                                      0.22%   02/28/14       75,000,000        74,954,858
(y)++DBS Bank Ltd.                                                      0.24%   04/01/14       25,000,000        24,973,250
(y)++DBS Bank Ltd.                                                      0.23%   04/04/14       60,000,000        59,933,400
(y)++DBS Bank Ltd.                                                      0.24%   04/14/14       80,000,000        79,900,800
(y)++DuPont E.I. de Nemours Co.                                         0.07%   11/05/13       50,000,000        49,999,500
(y)++DuPont E.I. de Nemours Co.                                         0.07%   11/15/13       35,000,000        34,998,600
(y)++DuPont E.I. de Nemours Co.                                         0.06%   11/20/13       40,000,000        39,998,000
(y)++Emerson Electric Co.                                               0.03%   11/01/13       25,000,000        24,999,958
(y)++Emerson Electric Co.                                               0.06%   12/17/13       29,000,000        28,997,100
(y)++Emerson Electric Co.                                               0.06%   12/18/13       35,000,000        34,996,150
(y)++Emerson Electric Co.                                               0.06%   12/19/13       35,000,000        34,996,150
(y)Export Development Canada                                            0.13%   02/19/14       12,600,000        12,596,472
(y)Export Development Canada                                            0.13%   02/28/14       17,000,000        16,994,390
(y)Export Development Canada                                            0.13%   03/12/14       25,000,000        24,990,500
(y)General Electric Capital Corp.                                       0.21%   12/04/13       60,000,000        59,995,800
(y)General Electric Capital Corp.                                       0.22%   12/12/13      125,000,000       124,988,750
(y)General Electric Capital Corp.                                       0.11%   12/17/13       75,000,000        74,991,750
(y)General Electric Capital Corp.                                       0.20%   03/10/14      100,000,000        99,948,000

                       See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (continued)
October 31, 2013

SECURITY DESCRIPTION                                                    Rate    Maturity   Face Amount $    Fair Value $
---------------------------------------------------------------------   -----   --------   --------------   ---------------
COMMERCIAL PAPER - 59.7% (CONTINUED)
(y)General Electric Capital Corp.                                       0.19%   03/24/14      100,000,000        99,935,000
(y)++Google, Inc.                                                       0.05%   11/14/13       48,500,000        48,499,030
(y)++Google, Inc.                                                       0.12%   03/25/14       53,500,000        53,476,995
(y)++Hydro-Quebec                                                       0.07%   12/11/13      100,000,000        99,986,000
(y)++John Deere Capital Corp.                                           0.05%   11/06/13       18,200,000        18,199,818
(y)Kingdom of Denmark                                                   0.08%   11/07/13       50,000,000        49,999,500
(y)Kingdom of Denmark                                                   0.05%   11/25/13       75,000,000        74,997,000
(y)Kingdom of Denmark                                                   0.06%   12/12/13       50,000,000        49,995,500
(y)++Koch Resources LLC                                                 0.13%   11/14/13       31,000,000        30,999,070
(y)++Koch Resources LLC                                                 0.05%   12/16/13       25,000,000        24,995,750
(y)++Kreditanstalt Fur Wiederaufbau                                     0.12%   11/12/13       19,000,000        18,999,810
(y)++Kreditanstalt Fur Wiederaufbau                                     0.16%   11/15/13       53,750,000        53,748,925
(y)++Kreditanstalt Fur Wiederaufbau                                     0.14%   11/19/13       49,100,000        49,098,527
(y)++Kreditanstalt Fur Wiederaufbau                                     0.16%   11/20/13      183,725,000       183,719,487
(y)++Kreditanstalt Fur Wiederaufbau                                     0.14%   12/12/13       40,000,000        39,997,200
(y)++Kreditanstalt Fur Wiederaufbau                                     0.14%   12/16/13       90,000,000        89,992,800
(y)++Kreditanstalt Fur Wiederaufbau                                     0.15%   01/10/14       40,000,000        39,993,200
(y)++Kreditanstalt Fur Wiederaufbau                                     0.15%   01/23/14      100,000,000        99,978,000
(y)++Medtronic, Inc.                                                    0.07%   11/22/13      100,000,000        99,995,000
(y)++Medtronic, Inc.                                                    0.07%   12/10/13       14,500,000        14,498,405
(y)++Medtronic, Inc.                                                    0.07%   01/07/14       32,000,000        31,992,320
(y)++National Australia Funding                                         0.22%   12/04/13       50,000,000        49,995,500
(y)++National Australia Funding                                         0.14%   01/08/14      100,000,000        99,980,000
(y)++National Australia Funding                                         0.13%   01/22/14       75,000,000        74,979,750
(y)++National Australia Funding                                         0.22%   02/13/14       30,000,000        29,989,200
(y)National Rural Utilities Cooperative Finance Corp.                   0.15%   11/06/13       80,000,000        79,998,400
(y)National Rural Utilities Cooperative Finance Corp.                   0.09%   11/26/13       69,600,000        69,593,040
(y)++Nestle Capital Corp.                                               0.08%   11/13/13       20,000,000        19,999,800
(y)++Nestle Capital Corp.                                               0.08%   11/25/13       50,000,000        49,999,000
(y)++Nestle Capital Corp.                                               0.13%   04/03/14      138,000,000       137,932,380
(y)++Nordea North America, Inc.                                         0.17%   12/04/13       80,000,000        79,991,200
(y)++Nordea North America, Inc.                                         0.16%   12/17/13       25,000,000        24,995,750
(y)Nordea North America, Inc.                                           0.26%   02/04/14       25,000,000        24,987,250
(y)Nordea North America, Inc.                                           0.26%   02/05/14      100,000,000        99,949,000
(y)Nordea North America, Inc.                                           0.25%   02/14/14       25,000,000        24,986,000
(y)Nordea North America, Inc.                                           0.25%   02/25/14      100,000,000        99,938,000
(y)Nordea North America, Inc.                                           0.25%   02/26/14       50,000,000        49,969,000
(y)++Nordea North America, Inc.                                         0.22%   03/10/14       50,000,000        49,965,000
(y)++Nordea North America, Inc.                                         0.22%   03/12/14       25,000,000        24,982,250
(y)++NRW Bank AG                                                        0.08%   11/04/13      150,000,000       149,998,500
(y)++NRW Bank AG                                                        0.15%   11/14/13       50,000,000        49,998,000
(y)++NRW Bank AG                                                        0.13%   11/18/13      100,000,000        99,994,000
(y)++NRW Bank AG                                                        0.17%   12/03/13       60,000,000        59,992,200
(y)++NRW Bank AG                                                        0.17%   12/04/13       21,000,000        20,997,270
(y)++NRW Bank AG                                                        0.16%   12/12/13       50,000,000        49,992,000
(y)Oesterreich Kontrollbank AG                                          0.10%   11/29/13       72,160,000        72,152,784
(y)Oesterreich Kontrollbank AG                                          0.14%   02/18/14       92,000,000        91,944,800
(y)++Old Line Funding LLC                                               0.17%   01/13/14       25,000,000        24,996,000
(y)++Old Line Funding LLC                                               0.15%   01/17/14       22,763,000        22,758,903
(y)++Old Line Funding LLC                                               0.15%   01/21/14        7,750,000         7,748,450
(y)PACCAR Financial Corp.                                               0.07%   11/15/13       25,000,000        24,998,750
(y)PACCAR Financial Corp.                                               0.09%   12/12/13       47,300,000        47,291,486
(y)++Parker Hannifin Corp.                                              0.07%   11/04/13       15,000,000        14,999,850
(y)++PepsiCo, Inc.                                                      0.05%   11/05/13       30,000,000        29,999,700
(y)++Procter & Gamble Co.                                               0.04%   11/07/13       11,400,000        11,399,886
(y)++Procter & Gamble Co.                                               0.08%   11/12/13       37,000,000        36,999,630
(y)++Procter & Gamble Co.                                               0.06%   11/15/13       35,000,000        34,999,650
(y)++Procter & Gamble Co.                                               0.07%   11/21/13      100,000,000        99,998,000
(y)++Procter & Gamble Co.                                               0.07%   12/10/13       25,000,000        24,998,750
(y)++Procter & Gamble Co.                                               0.08%   12/12/13       36,000,000        35,998,200
(y)++Procter & Gamble Co.                                               0.08%   12/18/13       75,000,000        74,994,750

                       See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (continued)
October 31, 2013

SECURITY DESCRIPTION                                                    Rate    Maturity   Face Amount $    Fair Value $
---------------------------------------------------------------------   -----   --------   --------------   ---------------
COMMERCIAL PAPER - 59.7% (CONTINUED)
(y)Province of British Columbia                                         0.07%   11/15/13       64,650,000        64,649,354
(y)Province of British Columbia                                         0.07%   11/19/13       16,800,000        16,799,664
(y)Province of Ontario                                                  0.07%   11/13/13       50,000,000        49,998,500
(y)Province of Ontario                                                  0.08%   12/13/13      124,000,000       123,981,400
(y)++Province of Quebec                                                 0.11%   11/01/13       30,000,000        30,000,000
(y)++Province of Quebec                                                 0.10%   11/04/13       70,000,000        69,998,600
(y)++Province of Quebec                                                 0.10%   12/20/13      120,000,000       119,970,000
(y)++Province of Quebec                                                 0.08%   01/21/14       74,725,000        74,696,605
(y)++Province of Quebec                                                 0.07%   01/22/14      100,000,000        99,962,000
(y)++Province of Quebec                                                 0.08%   01/23/14      100,000,000        99,961,000
(y)++Province of Quebec                                                 0.09%   01/31/14       45,000,000        44,980,200
(y)Queensland Treasury Corp.                                            0.14%   12/02/13       50,000,000        49,997,500
(y)Queensland Treasury Corp.                                            0.10%   01/23/14      100,000,000        99,961,000
(y)Rabobank USA Financial Corp.                                         0.23%   11/06/13        5,000,000         4,999,950
(y)Rabobank USA Financial Corp.                                         0.25%   12/12/13       37,000,000        36,994,820
(y)++Siemens Capital Co. LLC                                            0.08%   11/18/13      100,000,000        99,995,000
(y)++Siemens Capital Co. LLC                                            0.08%   12/17/13      100,000,000        99,982,640
(y)++Siemens Capital Co. LLC                                            0.08%   12/18/13      100,000,000        99,982,130
(y)++Standard Chartered Bank PLC                                        0.20%   11/04/13       34,975,000        34,974,650
(y)++Standard Chartered Bank PLC                                        0.18%   11/05/13      100,000,000        99,999,000
(y)++Standard Chartered Bank PLC                                        0.18%   11/07/13       75,000,000        74,999,250
(y)++Standard Chartered Bank PLC                                        0.18%   11/14/13       40,000,000        39,998,800
(y)++Standard Chartered Bank PLC                                        0.18%   11/20/13       40,000,000        39,998,000
(y)++Standard Chartered Bank PLC                                        0.17%   11/25/13       60,000,000        59,995,800
(y)++Standard Chartered Bank PLC                                        0.17%   12/05/13       50,000,000        49,994,500
(y)++Svenska Handelsbanken, Inc.                                        0.23%   11/01/13       75,000,000        75,000,000
(y)++Svenska Handelsbanken, Inc.                                        0.16%   12/19/13       24,025,000        24,019,955
(y)++Svenska Handelsbanken, Inc.                                        0.22%   04/22/14      100,000,000        99,887,000
(y)++Svenska Handelsbanken, Inc.                                        0.22%   04/24/14      170,000,000       169,804,500
(y)++Svenska Handelsbanken, Inc.                                        0.22%   04/28/14      100,000,000        99,881,000
(y)++Toronto Dominion Holdings                                          0.12%   11/14/13       80,000,000        79,998,400
(y)++Toronto Dominion Holdings                                          0.18%   12/12/13       50,000,000        49,995,500
(y)++Toronto Dominion Holdings                                          0.15%   12/18/13       50,000,000        49,994,500
(y)++Toronto Dominion Holdings                                          0.21%   05/09/14       86,750,000        86,663,250
(y)++Total Capital Canada Ltd.                                          0.21%   04/11/14       17,190,000        17,174,185
(y)Toyota Motor Credit Corp.                                            0.14%   11/06/13      100,000,000        99,999,000
(y)Toyota Motor Credit Corp.                                            0.13%   12/02/13       20,000,000        19,998,400
(y)Toyota Motor Credit Corp.                                            0.11%   01/14/14       50,000,000        49,986,500
(y)++United Parcel Service, Inc.                                        0.06%   11/01/13       30,000,000        30,000,000
(y)++United Parcel Service, Inc.                                        0.05%   11/04/13       50,000,000        49,999,500
(y)++United Parcel Service, Inc.                                        0.06%   11/18/13       33,000,000        32,999,010
(y)++Wal-Mart Stores, Inc.                                              0.06%   11/12/13       45,000,000        44,999,550
(y)++Walt Disney Co.                                                    0.07%   12/09/13       27,000,000        26,997,030
(y)Wells Fargo & Co.                                                    0.15%   11/12/13      200,000,000       199,991,999
(y)Wells Fargo & Co.                                                    0.14%   12/19/13      100,000,000        99,978,000
(y)Wells Fargo & Co.                                                    0.14%   12/20/13      100,000,000        99,977,000
                                                                                           --------------   ---------------
TOTAL COMMERCIAL PAPER (Cost $10,961,747,574)                                              10,965,052,000    10,961,875,282
                                                                                           --------------   ---------------
YANKEE CERTIFICATES OF DEPOSIT - 9.4%
Australia & New Zealand Banking Group                                   0.18%   02/24/14      100,000,000       100,006,000
(r)National Australia Bank NY                                           1.49%   01/17/14       20,000,000        20,055,620
(r)National Australia Bank NY                                           0.26%   08/14/14      100,000,000        99,992,700
(r)National Australia Bank NY                                           0.24%   10/23/14      125,000,000       124,988,000
Nordea Bank Finland NY                                                  0.22%   12/06/13       50,000,000        50,004,500
Nordea Bank Finland NY                                                  0.24%   01/28/14       50,000,000        50,007,500
(r)Rabobank Nederland NV NY                                             0.59%   01/17/14       39,000,000        39,038,415
(r)Rabobank Nederland NV NY                                             0.28%   07/10/14      100,000,000       100,010,300
(r)Rabobank Nederland NV NY                                             0.28%   07/23/14      100,000,000       100,011,000
(r)Rabobank Nederland NV NY                                             0.30%   09/03/14      100,000,000        99,993,000
(r)Rabobank Nederland NV NY                                             0.33%   12/01/14       75,000,000        75,000,000
(r)Royal Bank of Canada NY                                              0.17%   03/13/14       80,000,000        79,986,400
(r)Royal Bank of Canada NY                                              0.25%   04/15/14      100,000,000       100,009,200

                       See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (concluded)
October 31, 2013

SECURITY DESCRIPTION                                                    Rate    Maturity   Face Amount $    Fair Value $
---------------------------------------------------------------------   -----   --------   --------------   ---------------
YANKEE CERTIFICATES OF DEPOSIT - 9.4% (CONTINUED)
(r)Royal Bank of Canada NY                                              0.29%   04/17/14      100,000,000       100,028,000
(r)Royal Bank of Canada NY                                              0.28%   04/29/14      150,000,000       150,039,000
(r)Royal Bank of Canada NY                                              0.27%   10/17/14       50,000,000        49,990,500
Svenska Handelsbanken NY                                                0.20%   02/26/14      100,000,000       100,000,000
(r)Toronto Dominion Bank NY                                             0.23%   04/25/14       95,000,000        95,028,500
(r)Toronto Dominion Bank NY                                             0.22%   06/17/14      100,000,000       100,006,900
(r)Westpac Banking Corp.                                                0.26%   08/15/14      100,000,000       100,016,000
                                                                                           --------------   ---------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $1,734,084,892)                                  1,734,000,000     1,734,211,535
                                                                                           --------------   ---------------
U.S. GOVERNMENT AGENCY BACKED SECURITIES - 6.7%
(y)Federal Home Loan Bank                                               0.14%   11/01/13       70,700,000        70,700,000
(y)Federal Home Loan Bank                                               0.04%   11/06/13       97,000,000        96,999,709
(y)Federal Home Loan Bank                                               0.04%   11/08/13        8,900,000         8,899,964
(y)Federal Home Loan Bank                                               0.03%   11/13/13       40,000,000        39,999,720
(y)Federal Home Loan Bank                                               0.03%   11/15/13      150,000,000       149,998,800
(y)Federal Home Loan Bank                                               0.05%   12/04/13      100,000,000        99,997,300
(y)Federal Home Loan Bank                                               0.09%   12/06/13       81,284,000        81,281,643
(y)Federal Home Loan Bank                                               0.03%   12/11/13       34,282,000        34,280,869
(y)Federal Home Loan Bank                                               0.09%   12/13/13      224,000,000       223,992,160
(y)Federal Home Loan Bank                                               0.09%   12/18/13      105,000,000       104,995,905
(y)Federal Home Loan Bank                                               0.05%   12/20/13      150,000,000       149,993,850
(y)Federal Home Loan Bank                                               0.04%   01/03/14       28,300,000        28,298,528
(y)Federal Home Loan Mortgage Corp.                                     0.06%   11/04/13       50,000,000        49,999,900
(y)Federal National Mortgage Assoc.                                     0.08%   11/18/13       97,675,000        97,674,121
                                                                                           --------------   ---------------
TOTAL U.S. GOVERNMENT AGENCY BACKED SECURITIES (Cost $1,237,073,145)                        1,237,141,000     1,237,112,469
                                                                                           --------------   ---------------
REPURCHASE AGREEMENTS - 15.8%
Barclays Capital Group LLC (Purchased on 10/31/13, Proceeds at
  maturity $700,001,556 collateralized by U.S. Treasury Securities,
  0.25% - 4.25%, 11/15/13 - 05/15/19, market value $714,000,082)        0.08%   11/01/13      700,000,000       700,000,000
Deutsche Bank Securities, Inc. (Purchased on 10/31/13, Proceeds at
  maturity $450,001,250 collateralized by U.S. Treasury Securities,
  0.00% - 4.25%, 02/15/15 - 08/15/23, market value $459,000,075)        0.10%   11/01/13      450,000,000       450,000,000
Deutsche Bank Securities, Inc. (Purchased on 10/31/13, Proceeds at
  maturity $350,001,069 collateralized by U.S. Government
  Agency Backed Securities, 0.00% - 5.3%, 11/15/13 - 07/15/23,
  market value $357,000,862)                                            0.11%   11/01/13      350,000,000       350,000,000
Goldman Sachs & Co. (Purchased on 10/31/13, Proceeds at maturity
  $600,001,666 collateralized by U.S. Government Agency Backed
  Securities, 1.63% - 12.5%, 11/15/13 - 09/20/43, market value
  $612,000,000)                                                         0.10%   11/01/13      600,000,000       600,000,000
HSBC Securities (USA), Inc. (Purchased on 10/31/13, Proceeds at
  maturity $400,000,889 collateralized by U.S. Treasury Securities,
  0.25% - 9.88%, 06/15/14 - 03/31/20, market value $408,001,707)        0.08%   11/01/13      400,000,000       400,000,000
JPMorgan Securities (Purchased on 10/31/13, Proceeds at maturity
  $100,000,250 collateralized by U.S. Government Agency Backed
  Securities, 0.00% - 6.25%, 06/27/14 - 08/06/23, market value
  $102,002,055)                                                         0.09%   11/01/13      100,000,000       100,000,000
Toronto Dominion Bank NY (Purchased on 10/31/13, Proceeds at
  maturity $300,000,750 collateralized by U.S. Government
  Agency Backed Securities and U.S. Treasury Securities, 0.00% -
  11.25%, 11/07/13 - 12/15/42, market value $306,001,896)               0.09%   11/01/13      300,000,000       300,000,000
                                                                                           --------------   ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $2,900,000,000)                                           2,900,000,000     2,900,000,000
                                                                                           --------------   ---------------
U.S. TREASURY OBLIGATIONS - 1.1%
(y)U.S. Treasury Bill                                                   0.03%   03/13/14      200,000,000       199,957,800
                                                                                           --------------   ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $199,976,167)                                           200,000,000       199,957,800
                                                                                           --------------   ---------------
TOTAL INVESTMENTS (Cost $18,371,650,959) - 100.0%                                                           $18,371,887,835
                                                                                                            ===============

                       See notes to financial statements.

LLC--Limited Liability Co.
NY--New York Shares
PLC--Public Limited Company
AG--Aktiengesellschaft (German & Swiss stock corporation)

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at October 31, 2013 was $6,988,816,633 which represented 38.0% of the total investments of the Fund.
(r)  The adjustable/variable rate shown is effective as of 10/31/13.
(y)  The rate shown is the effective yield.

                       See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2013

ASSETS:
Investments, at value                                                                $15,471,887,835
Repurchase agreements, at value and cost                                               2,900,000,000
                                                                                     ---------------
       Total Investments                                                              18,371,887,835
                                                                                     ---------------
Cash                                                                                   1,420,491,607
Interest receivable                                                                        2,601,237
Receivable for investments sold                                                           24,999,653
Prepaid expenses                                                                                   2
                                                                                     ---------------
       Total Assets                                                                   19,819,980,334
                                                                                     ---------------
LIABILITIES:
Payable for investments purchased                                                        324,979,667
Distributions payable                                                                      1,339,034
Accrued expenses and other payables:
   Investment Advisory Fees                                                                  798,157
   Director/Trustee Fees                                                                     267,061
   Administration Fees                                                                        55,634
   Professional Fees                                                                          63,485
   CCO Fees                                                                                    2,241
   Other Expenses                                                                             18,862
                                                                                     ---------------
       Total Liabilities                                                                 327,524,141
                                                                                     ---------------
Net Assets                                                                           $19,492,456,193
                                                                                     ===============
NET ASSETS CONSIST OF:
Capital                                                                              $19,492,022,788
Undistributed Net Investment Income                                                           56,299
Accumulated Net Realized Gains from Investment Transactions                                  140,230
Net Unrealized Appreciation on Investments                                                   236,876
                                                                                     ---------------
NET ASSETS                                                                           $19,492,456,193
                                                                                     ===============
Shares of Beneficial Interest (Unlimited Number of Shares Authorized, No Par value)    1,684,703,785
                                                                                     ===============
Net Asset Value (Offering and Redemption Price Per Share)                            $         11.57
                                                                                     ===============
Investments at cost                                                                  $15,471,650,959

                      See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS
OCTOBER 31, 2013

     INVESTMENT INCOME:
     Interest                                                 $27,990,134
                                                              -----------
        Total Investment Income                                27,990,134
                                                              -----------
     EXPENSES:
     Investment Advisory Fees                                   8,092,378
     Administration Fees                                        1,133,045
     Professional Fees                                            152,489
     Director/Trustee Fees                                        184,843
     CCO Fees                                                      22,293
     Other Expenses                                                95,533
                                                              -----------
        Total Expenses Before Fee Reductions                    9,680,581
                                                              -----------
     Fees Paid Indirectly                                        (461,135)
                                                              -----------
        Net Expenses                                            9,219,446
                                                              -----------
     Net Investment Income                                     18,770,688
                                                              -----------
     REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
     Net Realized Gains from Investment Transactions              140,936
     Change in Unrealized Appreciation on Investments            (977,445)
                                                              -----------
     Net Realized/Unrealized Gains (Losses) from Investments     (836,509)
                                                              -----------
     CHANGE IN NET ASSETS RESULTING FROM OPERATIONS           $17,934,179
                                                              ===========

                      See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE YEAR        FOR THE YEAR
                                                                  ENDED               ENDED
                                                             OCTOBER 31, 2013    OCTOBER 31, 2012
                                                             ----------------  ----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net Investment Income                                     $     18,770,688  $     32,503,772
   Net Realized Gains from Investment Transactions                    140,936           452,500
   Net Change in Unrealized Appreciation/Depreciation on
   Investments                                                       (977,445)        1,214,321
                                                             ----------------  ----------------
   Change in net assets resulting from operations                  17,934,179        34,170,593
                                                             ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                          (18,714,389)      (32,503,772)
   Net Realized Gain                                                 (449,921)          (77,359)
                                                             ----------------  ----------------
   Change in Net Assets from Distributions to Shareholders        (19,164,310)      (32,581,131)
                                                             ----------------  ----------------
CAPITAL TRANSACTIONS:
   Proceeds from Shares Issued                                 74,923,851,815    64,025,904,825
   Dividends Reinvested                                                11,708            17,206
   Cost of Shares Redeemed                                    (69,873,964,028)  (64,803,346,489)
                                                             ----------------  ----------------
Change in Net Assets from Capital Transactions                  5,049,899,495      (777,424,458)
                                                             ----------------  ----------------
Change in Net Assets                                            5,048,669,364      (775,834,996)
NET ASSETS:
Beginning of Period                                            14,443,786,829    15,219,621,825
                                                             ----------------  ----------------
End of Period                                                $ 19,492,456,193  $ 14,443,786,829
                                                             ================  ================
Accumulated Net Investment Income                            $         56,299  $             --
                                                             ================  ================
SHARES TRANSACTIONS:
   Shares Issued                                                6,475,700,245     5,533,786,070(a)
   Reinvested                                                           1,012             1,487(a)
   Shares Redeemed                                             (6,039,236,304)   (5,600,980,682)(a)
                                                             ----------------  ----------------
Change in Shares                                                  436,464,953       (67,193,125)
                                                             ================  ================

(a) As described in Note I, amounts have been adjusted for a 1-for-11.57 reverse share split that occurred on May 7, 2012.

                      See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                 FOR THE           FOR THE           FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                                               OCTOBER 31,       OCTOBER 31,       OCTOBER 31,       OCTOBER 31,
                                                                  2013              2012+             2011+            2010*+
                                                            -----------       -----------       -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                        $     11.57       $     11.57       $     11.57       $     11.57
                                                            -----------       -----------       -----------       -----------
INVESTMENT ACTIVITIES:
   Net Investment Income                                           0.01              0.02              0.02              0.02
   Net Realized and Unrealized
     Gain/(Losses) on Investments                                    -- /(a)/          -- /(a)/          -- /(a)/          -- /(a)/
                                                            -----------       -----------       -----------       -----------
Total from Investment Activities                                   0.01              0.02              0.02              0.02
                                                            -----------       -----------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                                          (0.01)            (0.02)            (0.02)            (0.02)
   Net Realized Gains                                                -- /(a)/          -- /(a)/          -- /(a)/          -- /(a)/
                                                            -----------       -----------       -----------       -----------
TOTAL DISTRIBUTIONS                                               (0.01)            (0.02)            (0.02)            (0.02)
                                                            -----------       -----------       -----------       -----------
Net Asset Value, End of Period                              $     11.57       $     11.57       $     11.57       $     11.57
                                                            ===========       ===========       ===========       ===========
Total Return                                                       0.13%             0.21%             0.18%             0.17%/(b)/
SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S)                           $19,492,456       $14,443,787       $15,219,622       $13,815,049
Ratios to Average Net Assets:
Net Investment Income/(c)/                                         0.12%             0.21%             0.18%             0.23%
Gross Expenses/(c)/                                                0.06%             0.06%             0.06%             0.06%
Net Expenses/(c)(d)/                                               0.06%             0.06%             0.06%             0.06%

* For the Period February 1, 2010 (commencement of operations) to October 31, 2010.
+ As described in Note I, amounts have been adjusted for a 1-for-11.57 reverse share split that occurred on May 7, 2012.
(a) Amount less than $0.005.
(b) Not annualized.
(c) Annualized for periods less than one year.
(d) Ratio as disclosed reflects the impact of custody fee credits earned by the fund on cash balances.

                      See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements
October 31, 2013

A. ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of eleven portfolios one of which, The DFA Short Term Investment Fund (the "Fund"), is included in this report. The remaining operational portfolios are presented in separate reports.

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Directors/Trustees of the Trust (the "Board"), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION - The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated bid-side prices provided by one or more independent pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (continued)
October 31, 2013


Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the year ended October 31, 2013, only securities classified as Level 2 in the fair value hierarchy were held by the Fund.

For the year ended October 31, 2013, there were no transfers between Level 1 and Level 2, and no Level 3 investments held by the Fund.

When determining the fair value of the Fund's investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following table provides the fair value measurements of the Fund's investments by level within the fair value hierarchy as of October 31, 2013:

                                                 LEVEL 1        LEVEL 2         LEVEL 3
                                              INVESTMENTS IN INVESTMENTS IN  INVESTMENTS IN
                                                SECURITIES     SECURITIES      SECURITIES
                                              -------------- --------------- --------------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds                                 $--       $   643,166,704      $--
   Yankee Bonds                                     --           695,564,045       --
   Commercial Paper                                 --        10,961,875,282       --
   Yankee Certificates of Deposit                   --         1,734,211,535       --
   U.S. Government Agency Backed Securities         --         1,237,112,469       --
   Repurchase Agreements                            --         2,900,000,000       --
   U.S. Treasury Obligations                        --           199,957,800       --
                                                   ---       ---------------      ---
       Total Investments                           $--       $18,371,887,835      $--
                                                   ===       ===============      ===

2. DEFERRED COMPENSATION PLAN - Each eligible trustee (each a "Trustee" and collectively, the "Trustees") of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Director/Trustee Fees.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (continued)
October 31, 2013

commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

At October 31, 2013, the Fund's total liability of $222,600 for deferred compensation to Trustees is included in "Director/Trustee Fees" payable on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on trade date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. Interest income is recognized on an accrual basis and includes amortization or accretion of a premium or discount using the effective yield method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

4. ALLOCATIONS - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective Funds in the Trust based upon relative net assets or on another reasonable basis.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S federal income tax regulation, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of October 31, 2013 attributable to distribution redesignations.

As of October 31, 2013, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were equal to the amounts reported for financial reporting purposes.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (continued)
October 31, 2013


For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Open tax years are those that are open for examination by taxing authorities (i.e., generally, the prior three tax year ends and the interim tax period since then).

The tax character of distributions paid to shareholders during the period ended October 31, 2013 was as follows:

                                            DISTRIBUTIONS PAID FROM
                                    ---------------------------------------
                                    NET INVESTMENT INCOME TAX-EXEMPT INCOME TOTAL DISTRIBUTIONS PAID
                                    --------------------- ----------------- ------------------------
The DFA Short Term Investment Fund
2013                                     $19,164,310             $--              $19,164,310
2012                                     $32,581,131             $--              $32,581,131

As of October 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                   UNDISTRIBUTED                                                              TOTAL
                               ---------------------                           ACCUMULATED    UNREALIZED   ACCUMULATED
                                ORDINARY  TAX-EXEMPT ACCUMULATED DISTRIBUTIONS CAPITAL AND   APPRECIATION   EARNINGS
                                 INCOME     INCOME    EARNINGS      PAYABLE    OTHER LOSSES (DEPRECIATION)  (DEFICIT)
                               ---------- ---------- ----------- ------------- ------------ -------------- -----------
The DFA Short Term Investment
  Fund                         $1,814,964    $--     $1,814,964   $(1,339,034)     $--         $236,876     $712,806

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions with institutions that the Advisor (as defined below) has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required at all times, to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (continued)
October 31, 2013


E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER - Dimensional Fund Advisors LP (the "Advisor" or "DFA") serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), the Advisor manages the investment and reinvestment of the Fund's assets. DFA has served as the Fund's investment advisor since the Fund's commencement of operations. Pursuant to the terms of the Investment Management Agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS - Certain officers of the Advisor are also officers of the Fund; however, such officers (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. Amounts paid to the Fund's CCO are reflected on the Statement of Operations as "CCO fees".

ADMINISTRATOR AND CUSTODIAN - Citi Fund Services Ohio, Inc. serves as the Administrator and Citibank, N.A. serves as the Custodian of the Fund. Pursuant to the terms of the Master Services Agreement, the Administrator receives a fee payable monthly from the Fund at an annual rate of 0.007% of the average daily net assets.

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly." Custody fees are reported gross of such credits.

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. LINE OF CREDIT

The Trust, together with other Dimensional-advised portfolios entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon. Each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit was terminated by The Bank of New York Mellon effective March 29, 2013. There were no borrowings by the Fund under this line of credit during the period ended March 29, 2013.

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (continued)
October 31, 2013

borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2013.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2013.

H. NEW ACCOUNTING PRONOUNCEMENTS

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. The guidance in ASU 2013-01 and ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the Fund's financial statements.

I. REVERSE SHARE SPLIT

On May 7, 2012, upon approval of the Board and consent of the shareholders, the Fund no longer sought to maintain a stable net asset value of $1.00 per share and, instead, adopted a floating net asset value per share. To accomplish the change from a stable net asset value fund to a floating net asset value fund, on May 7, 2012, the Fund underwent a 1-for-11.57 reverse share split. The effect of the reverse share split transaction was to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. This transaction did not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to show the effect of the reverse share split. Additionally, when the application of the reverse share split results in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, will reflect payments of fractional share balances on beneficial shareholder accounts.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (concluded)
October 31, 2013


J. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

OTHER FEDERAL INCOME TAX INFORMATION

For the period ended October 31, 2013, certain distributions paid by the Fund may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with the 2013 Form 1099-DIV.

For the period ended October 31, 2013, the Fund paid qualified interest income for purposes of a reduced individual federal income tax rate of:

                                                     PERCENTAGE
                                                     ----------
                 The DFA Short Term Investment Fund     100%

For the period ended October 31, 2013, the Fund paid qualified short-term capital gains for purposes of a reduced individual federal income tax rate of:

                                                     PERCENTAGE
                                                     ----------
                 The DFA Short Term Investment Fund    31.80%

For the period ended October 31, 2013, the Fund designated the following amount as a short term capital gain distribution in accordance with Sections 871(k)(2) and 881(e) of the Internal Revenue Code;

                                                       AMOUNT
                                                      --------
                  The DFA Short Term Investment Fund  $443,221

EXPENSE EXAMPLE

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 to October 31, 2013.

Actual Expenses
---------------

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                  ANNUALIZED
                                      BEGINNING      ENDING      EXPENSE PAID    EXPENSE RATIO
                                    ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD *  DURING PERIOD
                                       5/1/13       10/31/13    5/1/13-10/31/13 5/1/13-10/31/13
                                    ------------- ------------- --------------- ---------------
The DFA Short Term Investment Fund    $1,000.00     $1,001.40        $0.30           0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2013 to October 31, 2013 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  ANNUALIZED
                                      BEGINNING      ENDING      EXPENSE PAID    EXPENSE RATIO
                                    ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD *  DURING PERIOD
                                       5/1/13       10/31/13    5/1/13-10/31/13 5/1/13-10/31/13
                                    ------------- ------------- --------------- ---------------
The DFA Short Term Investment Fund    $1,000.00     $1,024.90        $0.31           0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2013 to October 31, 2013 divided by the number of days in the fiscal year.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1/st/ and ending June 30/th/.

PORTFOLIO HOLDING INFORMATION

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 27, 2013. The Form N-Q filing must be made within 60 days of the quarter. The schedule of Portfolio Holdings for the Fund in this report is available upon request, without charge, by calling collect:
(512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.goc, or the may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for the information on the operation of the Public Reference Room).

                  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The DFA Short Term Investment Fund and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA Short Term Investment Fund (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Fund") at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

Each Board's Nominating Committee is comprised of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.


NAME, POSITION                                             PORTFOLIOS WITHIN THE          PRINCIPAL OCCUPATION(S) DURING PAST 5
WITH THE FUND,                   TERM OF OFFICE/1/ AND      DFA FUND COMPLEX/2/          YEARS AND OTHER DIRECTORSHIPS OF PUBLIC
ADDRESS AND YEAR OF BIRTH          LENGTH OF SERVICE             OVERSEEN                            COMPANIES HELD
------------------------------- ---------------------- -------------------------- --------------------------------------------
                                        DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides        Since Inception        106 portfolios in 4        Leo Melamed Professor of Finance, The
Director of DFAIDG and DIG.                            investment companies       University of Chicago Booth School of
Trustee of DFAITC and DEM.                                                        Business.
The University of Chicago
Booth School of Business 5807
S. Woodlawn Avenue Chicago,
IL 60637
1947

John P. Gould Director of       Since Inception        106 portfolios in 4        Steven G. Rothmeier Distinguished Service
DFAIDG and DIG. Trustee of                             investment companies       Professor of Economics, The University of
DFAITC and DEM. The                                                               Chicago Booth School of Business (since
University of Chicago Booth                                                       1965). Member and Chair, Competitive
School of Business 5807 S.                                                        Markets Advisory Committee, Chicago
Woodlawn Avenue Chicago, IL                                                       Mercantile Exchange (futures trading
60637                                                                             exchange) (since 2004). Formerly, Director
1939                                                                              of UNext, Inc. (1999-2006). Trustee,
                                                                                  Harbor Fund (registered investment
                                                                                  company) (30 Portfolios) (since 1994).
                                                                                  Formerly, Member of the Board of Milwaukee
                                                                                  Mutual Insurance Company (1997-2010).

Roger G. Ibbotson Director of   Since Inception        106 portfolios in 4        Professor in Practice of Finance, Yale
DFAIDG and DIG. Trustee of                             investment companies       School of Management (since 1984).
DFAITC and DEM. Yale School                                                       Chairman, CIO and Partner, Zebra Capital
of Management P.O. Box 208200                                                     Management, LLC (hedge fund manager)
New Haven, CT 06520-8200                                                          (since 2001). Consultant to Morningstar,
1943                                                                              Inc. (since 2006). Formerly, Chairman,
                                                                                  Ibbotson Associates, Inc., Chicago, IL
                                                                                  (software data publishing and consulting)
                                                                                  (19772006). Formerly, Director, BIRR
                                                                                  Portfolio Analysis, Inc. (software
                                                                                  products) (1990-2010).

Edward P. Lazear Director of    Since Inception        106 portfolios in 4        Morris Arnold Cox Senior Fellow, Hoover
DFAIDG and DIG. Trustee of                             investment companies       Institution (since 2002). Jack Steele
DFAITC and DEM. Stanford                                                          Parker Professor of Human Resources
University Graduate School of                                                     Management and Economics, Graduate School
Business 518 Memorial Way                                                         of Business, Stanford University (since
Stanford, CA 94305-5015                                                           1995). Cornerstone Research (expert
1948                                                                              testimony and economic and financial
                                                                                  analysis) (since 2009). Formerly, Chairman
                                                                                  of the President George W. Bush's Council
                                                                                  of Economic Advisers (2006-2009).
                                                                                  Formerly, Council of Economic Advisors,
                                                                                  State of California (2005-2006). Formerly,
                                                                                  Commissioner, White House Panel on Tax
                                                                                  Reform (2005).

Myron S. Scholes Director of    Since Inception        106 portfolios in 4        Frank E. Buck Professor Emeritus of
DFAIDG and DIG. Trustee of                             investment companies       Finance, Stanford University (since 1981).
DFAITC and DEM. c/o                                                               Formerly, Chairman, Platinum Grove Asset
Dimensional Fund Advisors, LP                                                     Management, L.P. (hedge fund) (formerly,
6300 Bee Cave Road Building 1                                                     Oak Hill Platinum Partners) (1999-2009).
Austin, TX 78746                                                                  Formerly, Managing Partner, Oak Hill
1941                                                                              Capital Management (private equity firm)
                                                                                  (until 2004). Director, American Century
                                                                                  Fund Complex (registered investment
                                                                                  companies) (40 Portfolios) (since 1980).
                                                                                  Formerly, Director, Chicago Mercantile
                                                                                  Exchange (2001-2008).

Abbie J. Smith Director of      Since Inception        106 portfolios in 4        Boris and Irene Stern Distinguished
DFAIDG and DIG. Trustee of                             investment companies       Service Professor of Accounting, The
DFAITC and DEM. The                                                               University of Chicago Booth School of
University of Chicago Booth                                                       Business (since 1980). Co-Director
School of Business 5807 S.                                                        Investment Research, Fundamental
Woodlawn Avenue Chicago, IL                                                       Investment Advisors (hedge fund) (since
60637                                                                             2008). Director, HNI Corporation (formerly
1953                                                                              known as HON Industries Inc.) (office
                                                                                  furniture) (since 2000). Director, Ryder
                                                                                  System Inc. (transportation, logistics and
                                                                                  supply-chain management) (since 2003).
                                                                                  Trustee, UBS Funds (4 investment companies
                                                                                  within the fund complex) (52 portfolios)
                                                                                  (since 2009).



NAME, POSITION                                              PORTFOLIOS WITHIN THE       PRINCIPAL OCCUPATION(S) DURING PAST 5
WITH THE FUND,                   TERM OF OFFICE/1/ AND       DFA FUND COMPLEX/2/       YEARS AND OTHER DIRECTORSHIPS OF PUBLIC
ADDRESS AND YEAR OF BIRTH          LENGTH OF SERVICE            OVERSEEN                          COMPANIES HELD
------------------------------- ---------------------- -------------------------- --------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS*

David G. Booth Chairman,        Since Inception        106 portfolios in 4        Chairman, Director/Trustee, President, and
Director, Co-Chief Executive                           investment companies       Co-Chief Executive Officer (since January
Officer and President of                                                          2010) of Dimensional Holdings Inc.,
DFAIDG and DIG. Chairman,                                                         Dimensional Fund Advisors LP, DFA
Trustee, Co-Chief Executive                                                       Securities LLC, DEM, DFAIDG, DIG and
Officer and President of                                                          DFAITC. Director of Dimensional Fund
DFAITC and DEM. 6300 Bee Cave                                                     Advisors Ltd., Dimensional Funds PLC,
Road, Building One Austin,                                                        Dimensional Funds II PLC, DFA Australia
Texas 78746 1946                                                                  Limited, Dimensional Cayman Commodity Fund
                                                                                  I Ltd., Dimensional Japan Ltd. and
                                                                                  Dimensional Advisors Ltd. Chairman,
                                                                                  Director and Co-Chief Executive Officer of
                                                                                  Dimensional Fund Advisors Canada ULC.
                                                                                  President, Dimensional SmartNest (US) LLC.
                                                                                  Limited Partner, Oak Hill Partners (since
                                                                                  2001) and VSC Investors, LLC (since 2007).
                                                                                  Trustee, The University of Chicago.
                                                                                  Trustee, University of Kansas Endowment
                                                                                  Association. Formerly, Chief Executive
                                                                                  Officer (until 2010) and Chief Investment
                                                                                  Officer (2003-2007) of Dimensional Fund
                                                                                  Advisors LP, DFA Securities LLC, DEM,
                                                                                  DFAIDG, DIG , DFAITC, Dimensional Holdings
                                                                                  Inc. Formerly, Chief Investment Officer of
                                                                                  Dimensional Fund Advisors Ltd. Formerly,
                                                                                  President and Chief Investment Officer of
                                                                                  DFA Australia Limited. Formerly, Director,
                                                                                  SA Funds (registered investment company).

Eduardo A. Repetto Director,    Since 2009             106 portfolios in 4        Co-Chief Executive Officer (since January
Co-Chief Executive Officer                             investment companies       2010), Chief Investment Officer (since
and Chief Investment Officer                                                      March 2007) and Director/Trustee of
of DFAIDG and DIG. Trustee,                                                       Dimensional Holdings Inc., Dimensional
Co-Chief Executive Officer                                                        Fund Advisors LP, DFA Securities LLC, DEM,
and Chief Investment Officer                                                      DFAIDG, DIG, DFAITC and Dimensional Cayman
of DFAITC and DEM. 6300 Bee                                                       Commodity Fund I Ltd. Director, Co-Chief
Cave Road, Building One                                                           Executive Officer, President and Chief
Austin, TX 78746 1967                                                             Investment Officer of Dimensional Fund
                                                                                  Advisors Canada ULC. Chief Investment
                                                                                  Officer, Vice President and Director of
                                                                                  DFA Australia Limited. Director of
                                                                                  Dimensional Fund Advisors Ltd.,
                                                                                  Dimensional Funds PLC, Dimensional Funds
                                                                                  II PLC, Dimensional Japan Ltd. and
                                                                                  Dimensional Advisors Ltd., Formerly
                                                                                  President of Dimensional Holdings Inc,
                                                                                  Dimensional Fund Advisors LP, DFA
                                                                                  Securities LLC, DEM, DFAIDG, DIG, DFAITC
                                                                                  and Dimensional Fund Advisors Canada ULC.



/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

/*/ Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

     The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.



NAME, POSITION WITH THE FUND             TERM OF OFFICE/1/
AND YEAR OF BIRTH                         AND LENGTH OF
                                            SERVICE                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------- ------------------ ------------------------------------------------------------------
                                                           OFFICERS

April A. Aandal                          Since 2008              Vice President of all the DFA Entities.
Vice President
1963

Robyn G. Alcorta                         Since 2012              Vice President of all the DFA Entities. Formerly, Vice
Vice President                                                   President Business Development at Capson Physicians
1974                                                             Insurance Company (2010-2012); Vice President at Charles
                                                                 Schwab (2007-2010).

Darryl D. Avery                          Since 2005              Vice President of all the DFA Entities.
Vice President
1966

Arthur H. Barlow                         Since 1993              Vice President of all the DFA Entities. Director and
Vice President                                                   Managing Director of DFAL (since September 2013).
1955


Scott A. Bosworth                        Since 2007              Vice President of all the DFA Entities.
Vice President
1968

Valerie A. Brown                         Since 2001              Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                                     Entities, DFA Australia Limited, Dimensional Fund Advisors
Secretary                                                        Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional
1967                                                             Fund Advisors Pte. Ltd., Dimensional Hong Kong Limited.
                                                                 Director, Vice President and Assistant Secretary of
                                                                 Dimensional Fund Advisors Canada ULC.

David P. Butler                          Since 2007              Vice President of all the DFA Entities. Head of Global
Vice President                                                   Financial Services of Dimensional (since 2008).
1964

Douglas M. Byrkit                        Since 2012              Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                   Director for Dimensional (December 2010-January 2012);
1970                                                             Regional Director at Russell Investments (April
                                                                 2006-December 2010).

James G. Charles                         Since 2011              Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                   Director for Dimensional (2008-2010); Vice President,
1956                                                             Client Portfolio Manager at American Century Investments
                                                                 (2001-2008).

Joseph H. Chi                            Since 2009              Vice President of all the DFA Entities. Co-Head of
Vice President                                                   Portfolio Management of Dimensional (since March 2012). Sr.
1966                                                             Portfolio Manager of Dimensional (since January 2012).
                                                                 Formerly, Portfolio Manager for Dimensional (October
                                                                 2005-January 2012).

Stephen A. Clark                         Since 2004              Vice President of all the DFA Entities, DFA Australia
Vice President                                                   Limited and Dimensional Fund Advisors Canada ULC. Head of
1972                                                             Institutional, North America (since March 2012). Formerly,
                                                                 Head of Portfolio Management of Dimensional (January
                                                                 2006-March 2012).

Matt B. Cobb                             Since 2013              Vice President of all the DFA Entities. Regional Director
Vice President                                                   for Dimensional (since September 2011). Formerly, Vice
1971                                                             President at MullinTBG 92005-2011).

Ryan Cooper                              Since 2013              Vice President of all the DFA Entities. Regional Director
Vice President                                                   for Dimensional (since 2003).
1979

Jeffrey D. Cornell                       Since 2012              Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                   Director for Dimensional (August 2002-January 2012).
1976


                                         TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND               AND LENGTH OF
AND YEAR OF BIRTH                             SERVICE                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell                        Since 2007              Vice President of all the DFA Entities.
Vice President
1949

George H. Crane                          Since 2010              Vice President of all the DFA Entities. Formerly, Senior
Vice President |                                                 Vice President and Managing Director at State Street Bank &
1955                                                             Trust Company (2007-2008).



Christopher S. Crossan                   Since 2004              Vice President and Global Chief Compliance Officer of all
Vice President and Global                                        the DFA Entities, DFA Australia Limited, Dimensional Fund
Chief Compliance Officer                                         Advisors Ltd., and Dimensional SmartNest (US) LLC. Chief
1965                                                             Compliance Officer of Dimensional Fund Advisors Canada ULC.

James L. Davis                           Since 1999              Vice President of all the DFA Entities.
Vice President
1956

Robert T. Deere                          Since 1994              Vice President of all the DFA Entities, DFA Australia
Vice President                                                   Limited and Dimensional Fund Advisors Canada ULC.
1957

Peter F. Dillard                         Since 2010              Vice President of all the DFA Entities. Research Associate
Vice President                                                   for Dimensional (since August 2008).
1972

Robert W. Dintzner                       Since 2001              Vice President of all the DFA Entities.
Vice President
1970

Richard A. Eustice                       Since 1998              Vice President and Assistant Secretary of all the DFA
Vice President and                                               Entities and DFA Australia Limited.
Assistant Secretary
1965

Gretchen A. Flicker                      Since 2004              Vice President of all the DFA Entities.
Vice President
1971

Jed S. Fogdall                           Since 2008              Vice President of all the DFA Entities. Co-Head of
Vice President                                                   Portfolio Management of Dimensional (since March 2012). Sr.
1974                                                             Portfolio Manager of Dimensional (since January 2012).

Jeremy P. Freeman                        Since 2009              Vice President of all the DFA Entities. Senior Technology
Vice President                                                   Manager for Dimensional (since June 2006).
1970

Mark R. Gochnour                         Since 2007              Vice President of all the DFA Entities.
Vice President
1967

Tom M. Goodrum                           Since 2012              Vice President of all the DFA Entities. Formerly, Managing
Vice President                                                   Director at BlackRock (2004-January 2012).
1968

Henry F. Gray                            Since 2000              Vice President of all the DFA Entities.
Vice President
1967

John T. Gray                             Since 2007              Vice President of all the DFA Entities.
Vice President
1974

Christian Gunther                        Since 2011              Vice President of all the DFA Entities. Senior Trader for
Vice President                                                   Dimensional (since 2012). Formerly, Senior Trader for
1975                                                             Dimensional Fund Advisors Ltd. (2009-2012); Trader for
                                                                 Dimensional Fund Ltd. (2008-2009); Trader for Dimensional
                                                                 (2004-2008).

Joel H. Hefner                           Since 2007              Vice President of all the DFA Entities.
Vice President
1967

Julie C. Henderson                       Since 2005              Vice President and Fund Controller of all the DFA Entities,
Vice President and                                               Dimensional Cayman Commodity Fund I Ltd. and Dimensional
Fund Controller                                                  Japan Ltd.
1974


                                          27


                                          TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND                AND LENGTH OF
AND YEAR OF BIRTH                             SERVICE               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------- ----------------------- -------------------------------------------------------------
Kevin B. Hight                           Since 2005              Vice President of all the DFA Entities.
Vice President
1967

Christine W. Ho                          Since 2004              Vice President of all the DFA Entities.
Vice President
1967

Michael C. Horvath                       Since 2011              Vice President of all the DFA Entities. Formerly, Managing
Vice President                                                   Director, Co-Head Global Consultant Relations at BlackRock
1960                                                             (2004-2011).

William A. Irvine                        Since 2013              Vice President of all the DFA Entities, Regional Director
Vice President                                                   For Dimensional (since 2012). Formerly, Vice President of
1957                                                             Institutional Business Development at Eaton Vance
                                                                 (2005-2011).

Jeff J. Jeon                             Since 2004              Vice President of all the DFA Entities and Dimensional
Vice President                                                   Cayman Commodity Fund I Ltd.
1973

Stephen W. Jones                         Since 2012              Vice President of all the DFA Entities. Formerly,
Vice President                                                   Facilities Manager for Dimensional (October 2008-January 2012).
1968

Patrick M. Keating                       Since 2003              Vice President and Chief Operating Officer of all the DFA
Vice President                                                   Entities, Dimensional Cayman Commodity Fund I Ltd.,
1954                                                             Dimensional Japan Ltd., Dimensional Advisors Ltd.,
                                                                 Dimensional Hong Kong Limited and Chief Operating Officer
                                                                 of Dimensional. Director, Vice President and Chief Privacy
                                                                 Officer of Dimensional Fund Advisors Canada ULC. Director
                                                                 of DFA Australia Limited, Dimensional Fund Advisors Ltd.,
                                                                 Dimensional Japan Ltd. and Dimensional Advisors Ltd.
                                                                 Director and Vice President of Dimensional Hong Kong
                                                                 Limited and Dimensional Fund Advisors Pte. Ltd.

Andrew K. Keiper                         Since 2013              Vice President of all the DFA Entities. Regional Director
Vice President                                                   for Dimensional (since October 2004).
1977



Glenn E. Kemp                            Since 2012              Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                   Director for Dimensional Fund Advisors LP (April
1948                                                             2006-January 2012).

David M. Kershner                        Since 2010              Vice President of all the DFA Entities.  Portfolio Manager
Vice President                                                   for Dimensional (since June 2004).
1971

Timothy R. Kohn                          Since 2011              Vice President of all the DFA Entities. Head of Defined
Vice President                                                   Contribution Sales for Dimensional (since August 2010).
1971                                                             Formerly, Chief DC Strategist, Barclays Global Investors
                                                                 (2005-2009).

Joseph F. Kolerich                       Since 2004              Vice President of all the DFA Entities. Sr. Portfolio
Vice President                                                   Manager of Dimensional (since January 2012). Formerly,
1971                                                             Portfolio Manager for Dimensional (April 2001-January 2012).

Mark D. Krasniewski                      Since 2013              Vice President of all the DFA Entities. Formerly, Senior
Vice President                                                   Associate Investment Analytics and Data for Dimensional
1981                                                             (January 2012December 2012); Systems Developer for
                                                                 Dimensional (June 2007December 2011).

Stephen W. Kurad                         Since 2011              Vice President of all the DFA Entities. Regional Director
Vice President                                                   for Dimensional (2007-2010).
1968

Michael F. Lane                          Since 2004              Vice President of all the DFA Entities. Chief Executive
Vice President                                                   Officer of Dimensional SmartNest (US) LLC (since 2012).
1967

Francis R. Lao                           Since 2011              Vice President of all the DFA Entities. Formerly, Vice
Vice President                                                   President Global Operations at Janus Capital Group
1969                                                             (2005-2011).

David F. LaRusso                         Since 2013              Vice President of all the DFA Entities. Formerly, Senior
Vice President                                                   Trader for Dimensional (January 2010-December 2012); Trader
1978                                                             for Dimensional (2000-2009).

                                           28


                                           TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND                 AND LENGTH OF
AND YEAR OF BIRTH                              SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------- ----------------------- -------------------------------------------------------------
Juliet H. Lee                            Since 2005              Vice President of all the DFA Entities.
Vice President
1971

Marlena I. Lee                           Since 2011              Vice President of all the DFA Entities. Formerly, Research
Vice President                                                   Associate for Dimensional (July 2008-2010).
1980

John B. Lessley                          Since 2013              Vice President of all the DFA Entities. Regional Director
Vice President                                                   for Dimensional (since January 2008).
1960

Apollo D. Lupescu                        Since 2009              Vice President of all the DFA Entities. Regional Director
Vice President                                                   for Dimensional (since February 2004).
1969

Kenneth M. Manell                        Since 2010              Vice President of all the DFA Entities and Dimensional
Vice President                                                   Cayman Commodity Fund I Ltd. Counsel for Dimensional (since
1972                                                             September 2006).

Rose C. Manziano                         Since 2013              Vice President of all the DFA Entities. Regional Director
Vice President                                                   for Dimensional (Since August 2010). Formerly, Vice
1971                                                             President, Sales and Business Development at AdvisorsIG
                                                                 (PPMG) (2009-2010); Vice President at Credit Suisse
                                                                 (2007-2009).

Aaron M. Marcus                          Since 2008              Vice President of all the DFA Entities and Head of Global
Vice President & Head of Global                                  Human Resources of Dimensional.
Human Resources
1970

David R. Martin                          Since 2007              Vice President, Chief Financial Officer and Treasurer of
Vice President, Chief Financial Officer                          all the DFA Entities. Director, Vice President, Chief
and Treasurer                                                    Financial Officer and Treasurer of Dimensional Fund
1956                                                             Advisors Ltd., DFA Australia Limited, Dimensional Advisors
                                                                 Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong
                                                                 Kong Limited and Dimensional Fund Advisors Canada ULC.
                                                                 Chief Financial Officer, Treasurer, and Vice President of
                                                                 Dimensional SmartNest (US) LLC, and Dimensional Cayman
                                                                 Commodity Fund I Ltd. Director of Dimensional Funds PLC and
                                                                 Dimensional Funds II PLC. Statutory Auditor of Dimensional
                                                                 Japan Ltd.

Matthew H. Miller                        Since 2013              Vice President of all the DFA Entities. Client Service
Vice President                                                   Manager for Dimensional (Since 2012). Formerly, Regional
1978                                                             Director for Dimensional (2008-2011; Senior Associate at
                                                                 Dimensional (2007-2010).

Jonathan G. Nelson                       Since 2013              Vice President of all the DFA Entities. Manager, Investment
Vice President                                                   Systems at Dimensional (Since 2011). Formerly, Project
1971                                                             Manager for Dimensional (2007-2010).

Catherine L. Newell                      Vice President since    Vice President and Secretary of all the DFA Entities.
Vice President and Secretary             1997 and Secretary      Director, Vice President and Secretary of DFA Australia
1964                                     since 2000              Limited and Dimensional Fund Advisors Ltd. (since February
                                                                 2002, April 1997 and May 2002, respectively). Vice
                                                                 President and Secretary of Dimensional Fund Advisors Canada
                                                                 ULC (since June 2003), Dimensional SmartNest (US) LLC,
                                                                 Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                 Ltd. (since February 2012), Dimensional Advisors Ltd.
                                                                 (since March 2012), Dimensional Fund Advisors Pte. Ltd.
                                                                 (since June 2012) and Dimensional Hong Kong Limited (since
                                                                 August 2012). Director, Dimensional Funds PLC and
                                                                 Dimensional Funds II PLC (since 2002 and 2006,
                                                                 respectively). Director of Dimensional Japan Ltd.,
                                                                 Dimensional Advisors Ltd., Dimensional Fund Advisors Pte.
                                                                 Ltd. and Dimensional Hong Kong Limited (since August 2012
                                                                 and July 2012).

Pamela B. Noble                          Since 2011              Vice President of all the DFA Entities. Portfolio Manager
Vice President                                                   for Dimensional (2008-2010).
1964

Selwyn J. Notelovitz                     Since 2012              Vice President of all DFA Entities. Deputy Chief Compliance
Vice President                                                   Officer of Dimensional (since December 2012). Formerly
1961                                                             Chief Compliance Officer of Wellington Management Company,
                                                                 LLP (2004-2011).



                                         TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND              AND LENGTH OF
AND YEAR OF BIRTH                            SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------- ----------------------- -------------------------------------------------------------
Carolyn L. O                             Since 2010              Vice President of all the DFA Entities and Dimensional
Vice President                                                   Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds
1974                                                             (since 2011). Counsel for Dimensional (2007-2011).

Gerard K. O'Reilly                       Since 2007              Vice President of all the DFA Entities.
Vice President
1976

Daniel C. Ong                            Since 2009              Vice President of all the DFA Entities. Portfolio Manager
Vice President                                                   for Dimensional (since July 2005).
1973

Kyle K. Ozaki                            Since 2010              Vice President of all the DFA Entities. Senior Compliance
Vice President                                                   Officer for Dimensional (since January 2008). Formerly,
1978                                                             Compliance Officer (February 2006-December 2007).

Matthew A. Pawlak                        Since 2013              Vice President of all the DFA Entities. Regional Director
Vice President                                                   for Dimensional Fund Advisors LP (since 2012). Formerly,
1977                                                             Senior Consultant at Hewitt EnnisKnupp (June 2011-December
                                                                 2011); Senior Investment Analyst and Consultant at Hewitt
                                                                 EnnisKnupp (July 2008-June 2011).

Brian P. Pitre                           Since 2013              Vice President of all the DFA Entities. Counsel for
Vice President                                                   Dimensional Fund Advisors LP (since 2009). Formerly, Vice
1976                                                             President and Corporate Counsel at Mellon Capital
                                                                 Management (2006-2008).

David A. Plecha                          Since 1993              Vice President of all the DFA Entities, DFA Australia
Vice President                                                   Limited, Dimensional Fund Advisors Ltd. and Dimensional
1961                                                             Fund Advisors Canada ULC.

Allen Pu                                 Since 2011              Vice President of all the DFA Entities. Portfolio Manager
Vice President                                                   for Dimensional (since July 2006).
1970

Theodore W. Randall                      Since 2008              Vice President of all the DFA Entities. Formerly, Research
Vice President                                                   Associate of Dimensional (2006-2008).
1973

Mark A. Regier                           Since 2013              Vice President of all the DFA Entities. Planning and
Vice President                                                   Analysis Manager for Dimensional (since July 2007).
1969

Savina B. Rizova                         Since 2012              Vice President of all the DFA Entities. Formerly, Research
Vice President                                                   Associate for Dimensional (June 2011-January 2012);
1981                                                             Research Assistant for Dimensional (July 2004-August 2007).

L. Jacobo Rodriguez                      Since 2005              Vice President of all the DFA Entities.
Vice President
1971

Julie A. Saft                            Since 2010              Vice President of all the DFA Entities. Client Systems
Vice President                                                   Manager for Dimensional (since July 2008).
1959

Walid A. Shinnawi                        Since 2010              Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                   Director for Dimensional (March 2006-January 2010).
1961

Bruce A. Simmons                         Since 2009              Vice President of all the DFA Entities. Investment
Vice President                                                   Operations Manager for Dimensional (since May 2007).
1965

Ted R. Simpson                           Since 2007              Vice President of all the DFA Entities.
Vice President
1968

Bryce D. Skaff                           Since 2007              Vice President of all the DFA Entities.
Vice President
1975

Andrew D. Smith                          Since 2011              Vice President of all the DFA Entities. Project Manager for
Vice President                                                   Dimensional (2007-2010).
1968


Grady M. Smith                           Since 2004              Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                   Advisors Canada ULC.
1956




                                           TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND                 AND LENGTH OF
AND YEAR OF BIRTH                              SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------- ----------------------- -----------------------------------------------------------

Carl G. Snyder                           Since 2000              Vice President of all the DFA Entities.
Vice President
1963

Lawrence R. Spieth                       Since 2004              Vice President of all the DFA Entities.
Vice President
1947

Bradley G. Steiman                       Since 2004              Vice President of all the DFA Entities and Director and
Vice President                                                   Vice President of Dimensional Fund Advisors Canada ULC.
1973

Richard H. Tatlow                        Since 2013              Vice President of all the DFA Entities. Regional Director
Vice President                                                   for Dimensional (since April 2010). Formerly, Principal,
1971                                                             Investment Strategist at Barclays Global Investors
                                                                 (2004-2009).

Blake T. Tatsuta                         Since 2013              Vice President of all the DFA Entities, Manager, Investment
Vice President                                                   Analytics and Data for Dimensional (since 2012). Formerly,
1973                                                             Research Assistant at Dimensional (2002-2011).

Erik T. Totten                           Since 2013              Vice President of all the DFA Entities. Regional Director
Vice President                                                   for Dimensional (since 2010). Formerly, Senior Associate at
1980                                                             Dimensional (2007-2009).

John H. Totten                           Since 2012              Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                   Director for Dimensional (January 2008-January 2012).
1978

Robert C. Trotter                        Since 2009              Vice President of all the DFA Entities. Senior Manager,
Vice President                                                   Technology for Dimensional (since March 2007).
1958

Karen E. Umland                          Since 1997              Vice President of all the DFA Entities, DFA Australia
Vice President                                                   Limited, Dimensional Fund Advisors Ltd., and Dimensional
1966                                                             Fund Advisors Canada ULC.

Brian J. Walsh                           Since 2009              Vice President of all the DFA Entities. Portfolio Manager
Vice President                                                   for Dimensional (since 2004).
1970

Weston J. Wellington                     Since 1997              Vice President of all the DFA Entities.
Vice President
1951

Ryan J. Wiley                            Since 2007              Vice President of all the DFA Entities.
Vice President
1976

Paul E. Wise                             Since 2005              Vice President of all the DFA Entities.
Vice President
1955

Joseph L. Young                          Since 2011              Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                   Director for Dimensional (2005-2010).
1978

/1/  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.


ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item
3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a) Audit Fees

           Fiscal Year Ended October 31, 2013: $206,957
           Fiscal Year Ended October 31, 2012: $209,708

   (b) Audit-Related Fees

            Fees for Registrant - Fiscal Year Ended October 31, 2013: $16,707
                                  Fiscal Year Ended October 31, 2012: $19,329

   For fiscal years ended October 31, 2013 and October 31, 2012, Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

       Audit-Related Fees required to be approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                  Fiscal Year Ended October 31, 2013: $155,000
                                  Fiscal Year Ended October 31, 2012: $170,000

   For the fiscal years ended October 31, 2013 and October 31, 2012, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

   (c) Tax Fees

            Fees for Registrant - Fiscal Year Ended October 31, 2013: $91,483
                                  Fiscal Year Ended October 31, 2012: $108,440

   Tax Fees included, for the fiscal years ended October 31, 2013 and October 31, 2012, fees for tax services in connection with the Registrant's excise tax calculations, review of the Registrant's applicable tax returns and capital gains tax services in India.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (d) All Other Fees

            Fees for Registrant - Fiscal Year Ended October 31, 2013: $0
                                  Fiscal Year Ended October 31, 2012: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e) (1) Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A. General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B. Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

           (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

           (b) refer such matter to the full Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E. Amendment; Annual Review

       1. The Committee may amend these procedures from time to time.

       2. These procedures shall be reviewed annually by the Committee.

       F. Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2013 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater
                                                                   ---
than 50%.

     (g) Aggregate Non-Audit Fees

               Fiscal Year Ended October 31, 2013: $2,133,593
               Fiscal Year Ended October 31, 2012: $1,854,127

     (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF INVESTMENTS IS PROVIDED
------------------------------------------------------------
The U.S. Large Cap Value Series

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

The Tax-Managed U.S. Marketwide Value Series

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               October 31, 2013

                                                     Shares       Value+
                                                   ---------- --------------
COMMON STOCKS -- (95.9%)

Consumer Discretionary -- (12.1%)
#   Autoliv, Inc.                                      27,263 $    2,432,677
    Best Buy Co., Inc.                                 18,980        812,344
    Carnival Corp.                                  2,385,423     82,654,907
    CBS Corp. Class A                                   7,236        427,720
    Comcast Corp. Class A                          10,008,890    476,222,986
    Comcast Corp. Special Class A                   3,819,364    176,836,553
    Dillard's, Inc. Class A                           112,692      9,238,490
#   DR Horton, Inc.                                   379,593      7,193,287
#   GameStop Corp. Class A                            598,147     32,790,419
*   General Motors Co.                              3,555,515    131,376,279
#*  Hyatt Hotels Corp. Class A                         26,622      1,267,207
#   Kohl's Corp.                                      365,799     20,777,383
    Lear Corp.                                         57,952      4,484,905
#   Lennar Corp. Class A                              203,031      7,217,752
#   Lennar Corp. Class B                                4,312        127,075
*   Liberty Interactive Corp. Class A               2,586,058     69,720,124
*   Liberty Media Corp. Class A                        70,372     10,760,583
*   Liberty Ventures Series A                         122,067     13,106,334
#*  MGM Resorts International                       2,389,018     45,486,903
*   Mohawk Industries, Inc.                           365,371     48,382,428
*   Murphy USA, Inc.                                   60,913      2,471,850
*   News Corp. Class A                                155,956      2,744,826
*   News Corp. Class B                                 31,823        570,586
#*  Penn National Gaming, Inc.                        286,620     16,770,136
    PVH Corp.                                          26,577      3,310,697
    Royal Caribbean Cruises, Ltd.                   1,043,290     43,859,912
#*  Sears Holdings Corp.                              530,407     30,806,039
    Service Corp. International/US                    219,283      3,949,287
#   Staples, Inc.                                   1,418,648     22,868,606
    Time Warner Cable, Inc.                         1,876,119    225,415,698
    Time Warner, Inc.                               4,974,348    341,936,681
*   Toll Brothers, Inc.                               329,804     10,843,955
#   Washington Post Co. (The) Class B                  32,261     20,754,146
                                                              --------------
Total Consumer Discretionary                                   1,867,618,775
                                                              --------------
Consumer Staples -- (7.2%)
    Archer-Daniels-Midland Co.                      3,189,248    130,440,243
    Beam, Inc.                                         61,513      4,139,825
#   Bunge, Ltd.                                       553,069     45,423,557
*   Constellation Brands, Inc. Class A                470,339     30,713,137
    CVS Caremark Corp.                              7,147,441    444,999,677
    JM Smucker Co. (The)                              539,640     60,013,364
    Molson Coors Brewing Co. Class B                  763,563     41,232,402
    Mondelez International, Inc. Class A            9,025,752    303,626,297
#   Safeway, Inc.                                     196,076      6,843,052
#   Tyson Foods, Inc. Class A                       1,426,374     39,467,769
                                                              --------------
Total Consumer Staples                                         1,106,899,323
                                                              --------------
Energy -- (19.9%)
    Anadarko Petroleum Corp.                        2,511,077    239,280,527

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                     Shares       Value+
                                                   ---------- --------------
Energy -- (Continued)
    Apache Corp.                                    1,526,796 $  135,579,485
#*  Atwood Oceanics, Inc.                               4,143        220,118
    Baker Hughes, Inc.                              1,673,042     97,187,010
#   Chesapeake Energy Corp.                         3,251,150     90,902,154
    Chevron Corp.                                   4,348,879    521,691,525
    Cimarex Energy Co.                                 44,015      4,636,980
    ConocoPhillips                                  6,993,622    512,632,493
#*  Denbury Resources, Inc.                         1,418,579     26,938,815
    Devon Energy Corp.                              1,479,247     93,517,995
#   Helmerich & Payne, Inc.                           515,834     40,002,927
    Hess Corp.                                      1,606,476    130,445,851
    HollyFrontier Corp.                               271,670     12,513,120
    Marathon Oil Corp.                              3,640,872    128,377,147
    Marathon Petroleum Corp.                        1,791,952    128,411,280
    Murphy Oil Corp.                                  728,510     43,943,723
    Nabors Industries, Ltd.                         1,355,841     23,700,101
    National Oilwell Varco, Inc.                    1,816,355    147,451,699
*   Newfield Exploration Co.                           17,702        539,026
    Noble Corp.                                       660,905     24,916,118
    Occidental Petroleum Corp.                      1,521,584    146,193,791
#   Patterson-UTI Energy, Inc.                        732,485     17,770,086
#   Peabody Energy Corp.                               99,715      1,942,448
    Phillips 66                                     2,926,797    188,573,531
    Pioneer Natural Resources Co.                     103,767     21,249,406
    QEP Resources, Inc.                               436,302     14,424,144
*   Rowan Cos. P.L.C. Class A                         595,894     21,499,856
*   Superior Energy Services, Inc.                     56,288      1,510,207
    Tesoro Corp.                                      605,336     29,594,877
    Tidewater, Inc.                                   227,025     13,671,446
#   Transocean, Ltd.                                1,280,391     60,268,004
    Valero Energy Corp.                             2,806,975    115,563,161
#*  Weatherford International, Ltd.                 1,408,739     23,159,669
*   Whiting Petroleum Corp.                           151,243     10,116,644
*   WPX Energy, Inc.                                   32,758        725,262
                                                              --------------
Total Energy                                                   3,069,150,626
                                                              --------------
Financials -- (23.9%)
*   Alleghany Corp.                                       666        270,010
    Allied World Assurance Co. Holdings AG            188,355     20,396,963
*   American Capital, Ltd.                            802,500     11,243,025
    American Financial Group, Inc.                    491,543     27,654,209
    American International Group, Inc.              8,251,823    426,206,658
    American National Insurance Co.                    70,315      7,106,737
    Assurant, Inc.                                    396,269     23,173,811
    Assured Guaranty, Ltd.                             29,746        609,793
    Axis Capital Holdings, Ltd.                       613,817     29,107,202
    Bank of America Corp.                          39,239,978    547,790,093
    Bank of New York Mellon Corp. (The)             3,633,937    115,559,197
    Capital One Financial Corp.                     1,875,702    128,804,456
    Citigroup, Inc.                                10,998,186    536,491,513
    CME Group, Inc.                                 1,618,207    120,087,142
    CNA Financial Corp.                               533,469     21,653,507

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                    Shares       Value+
                                                   --------- --------------
Financials -- (Continued)
*   E*TRADE Financial Corp.                           76,389 $    1,291,738
    Everest Re Group, Ltd.                           167,110     25,691,492
    First Niagara Financial Group, Inc.               53,740        592,752
*   Genworth Financial, Inc. Class A               2,390,330     34,731,495
    Goldman Sachs Group, Inc. (The)                  207,016     33,300,594
    Hartford Financial Services Group, Inc.        2,129,813     71,774,698
    Hudson City Bancorp, Inc.                         71,664        643,543
    JPMorgan Chase & Co.                           5,379,341    277,251,235
    KeyCorp                                        1,914,825     23,992,757
#   Legg Mason, Inc.                                 659,937     25,387,776
    Leucadia National Corp.                           99,168      2,810,421
    Lincoln National Corp.                         1,442,787     65,516,958
    Loews Corp.                                    2,050,343     99,052,070
    MetLife, Inc.                                  5,110,004    241,754,289
    Morgan Stanley                                 7,883,626    226,496,575
#   NASDAQ OMX Group, Inc. (The)                     815,514     28,893,661
    Old Republic International Corp.               1,047,684     17,590,614
    PartnerRe, Ltd.                                  193,939     19,434,627
#   People's United Financial, Inc.                  138,880      2,004,038
#   Principal Financial Group, Inc.                   94,439      4,482,075
    Prudential Financial, Inc.                     2,327,738    189,454,596
    Regions Financial Corp.                        5,807,266     55,923,972
    Reinsurance Group of America, Inc.               363,743     25,891,227
    SunTrust Banks, Inc.                           2,631,702     88,530,455
    Unum Group                                     1,374,339     43,621,520
    Validus Holdings, Ltd.                           162,943      6,432,990
    XL Group P.L.C.                                1,435,288     43,876,754
#   Zions BanCorp.                                   777,171     22,048,341
                                                             --------------
Total Financials                                              3,694,627,579
                                                             --------------
Health Care -- (7.7%)
    Aetna, Inc.                                    2,027,401    127,118,043
*   Bio-Rad Laboratories, Inc. Class A                 1,222        150,941
*   Boston Scientific Corp.                        6,689,559     78,200,945
*   CareFusion Corp.                                 917,825     35,584,075
    Cigna Corp.                                      335,579     25,832,871
    Community Health Systems, Inc.                    12,853        560,776
*   Express Scripts Holding Co.                    2,283,090    142,738,787
*   Forest Laboratories, Inc.                        437,448     20,573,180
#*  Hologic, Inc.                                  1,229,548     27,529,580
    Humana, Inc.                                     699,478     64,456,898
    Omnicare, Inc.                                   574,710     31,695,257
    PerkinElmer, Inc.                                125,473      4,772,993
    Pfizer, Inc.                                   7,744,869    237,612,581
#   Teleflex, Inc.                                    91,713      8,454,104
    Thermo Fisher Scientific, Inc.                 1,932,026    188,913,502
    UnitedHealth Group, Inc.                         475,396     32,450,531
    WellPoint, Inc.                                1,824,634    154,728,963
                                                             --------------
Total Health Care                                             1,181,374,027
                                                             --------------
Industrials -- (11.7%)
#   ADT Corp. (The)                                  686,732     29,783,567

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                     Shares       Value+
                                                   ---------- --------------
Industrials -- (Continued)
*   AECOM Technology Corp.                              9,284 $      295,046
    AGCO Corp.                                        253,578     14,803,884
#*  CNH Industrial NV                                  25,391        297,836
    CSX Corp.                                       5,687,103    148,205,904
    Eaton Corp. P.L.C.                              1,993,999    140,696,569
#*  Engility Holdings, Inc.                            52,752      1,633,729
    FedEx Corp.                                       759,707     99,521,617
    Fortune Brands Home & Security, Inc.              264,578     11,398,020
    General Electric Co.                           17,056,602    445,859,576
*   Genesee & Wyoming, Inc. Class A                       300         29,952
*   Hertz Global Holdings, Inc.                     1,017,021     23,350,802
*   Jacobs Engineering Group, Inc.                    103,271      6,280,942
#   KBR, Inc.                                          49,346      1,704,411
#   Kennametal, Inc.                                   20,362        936,652
    L-3 Communications Holdings, Inc.                 407,736     40,957,081
    Manpowergroup, Inc.                                17,135      1,338,243
    Norfolk Southern Corp.                          1,681,939    144,680,393
    Northrop Grumman Corp.                          1,364,645    146,712,984
*   Owens Corning                                     579,048     20,805,195
    Pentair, Ltd.                                     496,227     33,291,869
*   Quanta Services, Inc.                             554,686     16,757,064
    Regal-Beloit Corp.                                  6,550        480,312
    Republic Services, Inc.                         1,137,001     38,055,423
    Southwest Airlines Co.                          3,905,821     67,258,238
    SPX Corp.                                          22,870      2,074,538
    Stanley Black & Decker, Inc.                      574,963     45,473,824
    Trinity Industries, Inc.                           16,136        816,966
    Triumph Group, Inc.                                82,311      5,897,583
    Union Pacific Corp.                             1,891,022    286,300,731
#*  United Rentals, Inc.                               73,167      4,725,857
    URS Corp.                                         378,541     20,524,493
#*  WESCO International, Inc.                           7,079        604,971
                                                              --------------
Total Industrials                                              1,801,554,272
                                                              --------------
Information Technology -- (5.6%)
    Activision Blizzard, Inc.                       2,620,144     43,599,196
*   Arrow Electronics, Inc.                           568,882     27,317,714
    Avnet, Inc.                                       711,662     28,252,981
    Computer Sciences Corp.                           382,606     18,847,172
    Corning, Inc.                                   5,599,861     95,701,624
    Fidelity National Information Services, Inc.    1,328,465     64,762,669
#*  First Solar, Inc.                                  23,146      1,163,549
    Hewlett-Packard Co.                             9,295,748    226,537,379
*   Ingram Micro, Inc. Class A                        741,670     17,184,494
    Jabil Circuit, Inc.                                21,310        444,527
*   Juniper Networks, Inc.                            731,008     13,625,989
*   Lam Research Corp.                                152,965      8,295,292
#   Leidos Holdings, Inc.                              43,539      2,050,228
    Marvell Technology Group, Ltd.                    161,815      1,941,780
#*  Micron Technology, Inc.                         3,654,213     64,606,486
    Molex, Inc.                                        12,162        469,453
    Molex, Inc. Class A                                 1,663         64,025

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                     Shares        Value+
                                                   ----------- ---------------
Information Technology -- (Continued)
#   NVIDIA Corp.                                       427,944 $     6,496,190
    SanDisk Corp.                                        4,626         321,507
#   Science Applications International Corp.            20,933         737,888
    Western Digital Corp.                              902,209      62,820,813
    Xerox Corp.                                      5,553,084      55,197,655
*   Yahoo!, Inc.                                     3,936,872     129,641,195
                                                               ---------------
Total Information Technology                                       870,079,806
                                                               ---------------
Materials -- (3.1%)
#   Alcoa, Inc.                                      5,212,834      48,322,971
    Ashland, Inc.                                      376,837      34,876,264
    Freeport-McMoRan Copper & Gold, Inc.             3,340,516     122,797,368
    International Paper Co.                          2,043,676      91,168,386
    MeadWestvaco Corp.                                 848,260      29,561,861
    Mosaic Co. (The)                                   407,332      18,676,172
    Newmont Mining Corp.                               381,443      10,398,136
#   Nucor Corp.                                        710,746      36,795,321
    Reliance Steel & Aluminum Co.                      363,907      26,670,744
    Rock Tenn Co. Class A                              104,397      11,171,523
    Sealed Air Corp.                                   244,806       7,388,245
    Steel Dynamics, Inc.                               893,527      16,056,680
#   Vulcan Materials Co.                               576,439      30,868,309
    Westlake Chemical Corp.                              1,021         109,676
                                                               ---------------
Total Materials                                                    484,861,656
                                                               ---------------
Telecommunication Services -- (4.4%)
    AT&T, Inc.                                      14,518,387     525,565,609
#   CenturyLink, Inc.                                2,353,137      79,677,219
#   Frontier Communications Corp.                    1,836,528       8,099,088
#*  Sprint Corp.                                     3,652,160      24,579,037
    T-Mobile US, Inc.                                  726,568      20,147,731
    Telephone & Data Systems, Inc.                     216,662       6,755,521
#   United States Cellular Corp.                       261,250      12,644,500
#   Windstream Holdings, Inc.                           90,929         777,443
                                                               ---------------
Total Telecommunication Services                                   678,246,148
                                                               ---------------
Utilities -- (0.3%)
    NRG Energy, Inc.                                 1,633,752      46,610,945
    UGI Corp.                                           22,730         940,340
                                                               ---------------
Total Utilities                                                     47,551,285
                                                               ---------------
TOTAL COMMON STOCKS                                             14,801,963,497
                                                               ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
    State Street Institutional Liquid Reserves,
      0.073%                                       110,063,812     110,063,812
                                                               ---------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                Shares/
                                                                                                 Face
                                                                                                Amount
                                                                                                 (000)        Value+
                                                                                               ---------- ---------------
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@ DFA Short Term Investment Fund                                                            45,096,723 $   521,769,090
                                                                                                          ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $10,087,346,593)                                                      $15,433,796,399
                                                                                                          ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               October 31, 2013

                                                    Shares     Value++
                                                   --------- ------------
COMMON STOCKS -- (92.1%)

AUSTRALIA -- (4.6%)
*   Alumina, Ltd.                                  4,595,906 $  4,468,458
#*  Alumina, Ltd. Sponsored ADR                      172,484      669,238
    Asciano, Ltd.                                  2,517,032   13,823,151
#   Bank of Queensland, Ltd.                         683,233    7,793,936
    Bendigo and Adelaide Bank, Ltd.                  975,485   10,042,414
*   BlueScope Steel, Ltd.                            855,334    4,034,507
#   Boral, Ltd.                                    1,866,266    8,708,191
    Caltex Australia, Ltd.                            18,966      331,395
    Downer EDI, Ltd.                                 337,397    1,567,544
    Echo Entertainment Group, Ltd.                 1,832,302    4,598,756
    GrainCorp, Ltd. Class A                          367,914    4,289,587
#   Harvey Norman Holdings, Ltd.                   1,068,950    3,289,338
    Incitec Pivot, Ltd.                            4,346,760   10,936,119
#   Leighton Holdings, Ltd.                           88,621    1,501,311
    Lend Lease Group                                 869,454    9,376,079
    Macquarie Group, Ltd.                            735,198   35,362,719
#   Metcash, Ltd.                                    287,685      910,413
    National Australia Bank, Ltd.                    178,885    5,978,487
#   New Hope Corp., Ltd.                              69,375      247,575
#   Newcrest Mining, Ltd.                          1,061,347   10,291,542
    Origin Energy, Ltd.                            2,782,880   38,471,819
#   OZ Minerals, Ltd.                                498,564    1,699,375
#   Primary Health Care, Ltd.                        601,739    2,807,367
#*  Qantas Airways, Ltd.                           3,249,999    3,820,906
    QBE Insurance Group, Ltd.                        352,524    4,936,845
    Rio Tinto, Ltd.                                  120,548    7,253,637
    Santos, Ltd.                                   2,748,054   39,330,197
#   Seven Group Holdings, Ltd.                       361,999    2,851,358
    Seven West Media, Ltd.                            46,084      109,800
#*  Sims Metal Management, Ltd.                      209,772    1,987,012
#   Sims Metal Management, Ltd. Sponsored ADR        124,013    1,171,923
    Suncorp Group, Ltd.                            3,736,013   47,108,867
    Tabcorp Holdings, Ltd.                         1,777,555    6,045,951
    Tatts Group, Ltd.                              3,649,013   10,834,947
#   Toll Holdings, Ltd.                            1,715,759    9,347,131
    Treasury Wine Estates, Ltd.                    1,372,955    6,097,343
    Washington H Soul Pattinson & Co., Ltd.           87,756    1,249,844
    Wesfarmers, Ltd.                               2,755,622  111,820,231
    Woodside Petroleum, Ltd.                          90,785    3,328,170
                                                             ------------
TOTAL AUSTRALIA                                               438,493,483
                                                             ------------
AUSTRIA -- (0.2%)
    Erste Group Bank AG                              372,952   13,094,264
    OMV AG                                            28,060    1,338,536
#   Raiffeisen Bank International AG                  57,158    2,096,553
                                                             ------------
TOTAL AUSTRIA                                                  16,529,353
                                                             ------------
BELGIUM -- (1.2%)
    Ageas                                            508,017   21,587,807
    Belgacom SA                                       93,033    2,545,527

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
BELGIUM -- (Continued)
    D'ieteren SA                                       1,857 $     87,509
#   Delhaize Group SA                                235,124   15,016,064
#   Delhaize Group SA Sponsored ADR                   52,900    3,382,426
    KBC Groep NV                                     421,447   22,961,052
#   Solvay SA                                        180,191   28,175,202
#   UCB SA                                           292,847   19,223,013
                                                             ------------
TOTAL BELGIUM                                                 112,978,600
                                                             ------------
CANADA -- (8.8%)
    Barrick Gold Corp.                             1,551,822   30,089,829
#   Bell Aliant, Inc.                                 62,911    1,593,516
#*  BlackBerry, Ltd.(09228F103)                      477,288    3,775,348
#*  BlackBerry, Ltd.(BCBHZ31)                        435,600    3,438,343
    Bonavista Energy Corp.                            21,356      246,404
    Cameco Corp.(13321L108)                          112,600    2,139,400
    Cameco Corp.(2166160)                            506,586    9,615,247
    Canadian Natural Resources, Ltd.(136385101)      600,503   19,065,970
#   Canadian Natural Resources, Ltd.(2171573)      1,849,320   58,690,835
#   Canadian Tire Corp., Ltd. Class A                214,347   19,895,941
#   Crescent Point Energy Corp.                      260,862   10,130,247
#   Eldorado Gold Corp.(284902103)                   109,318      737,896
    Eldorado Gold Corp.(2307873)                     175,726    1,184,821
    Empire Co., Ltd.                                  65,500    4,823,373
#   Enerplus Corp.                                   401,965    6,935,549
    Ensign Energy Services, Inc.                     452,198    7,728,546
    Fairfax Financial Holdings, Ltd.                  54,622   23,836,388
#   First Quantum Minerals, Ltd.                     784,126   14,875,565
#   Genworth MI Canada, Inc.                          84,524    2,659,792
    George Weston, Ltd.                               36,010    2,933,573
    Goldcorp, Inc.(2676302)                        1,686,234   42,954,371
    Goldcorp, Inc.(380956409)                         23,874      607,116
#   Husky Energy, Inc.                               839,318   23,859,766
    IAMGOLD Corp.(450913108)                         573,940    2,927,094
    IAMGOLD Corp.(2446646)                           231,424    1,183,034
    Industrial Alliance Insurance & Financial
      Services, Inc.                                 168,485    7,556,091
    Kinross Gold Corp.                             2,678,826   13,617,012
#   Lightstream Resources, Ltd.                       62,701      402,912
#   Loblaw Cos., Ltd.                                221,495   10,131,009
#*  Lundin Mining Corp.                              737,610    3,324,958
#   Magna International, Inc.                        583,936   49,458,004
#   Manulife Financial Corp.                       4,587,163   81,259,196
*   MEG Energy Corp.                                  52,780    1,689,223
#*  New Gold, Inc.                                    25,030      146,918
#*  Osisko Mining Corp.                                6,000       29,291
#   Pacific Rubiales Energy Corp.                    203,837    4,216,913
    Pan American Silver Corp.(697900108)             118,576    1,258,091
    Pan American Silver Corp.(2669272)               131,923    1,401,915
#   Pengrowth Energy Corp.                           695,258    4,467,682
#   Penn West Petroleum, Ltd.                      1,034,275   11,546,503
#   Precision Drilling Corp.                         706,616    7,475,159
    Quebecor, Inc. Class B                             1,628       40,253
#   Sun Life Financial, Inc.                       1,446,869   48,735,471

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
CANADA -- (Continued)
    Suncor Energy, Inc.                            3,750,370 $136,288,802
#   Talisman Energy, Inc.                          2,444,889   30,483,438
    Teck Resources, Ltd. Class A                       4,115      118,400
#   Teck Resources, Ltd. Class B                   1,483,730   39,702,745
#   Thomson Reuters Corp.                          1,557,384   58,522,328
#   TransAlta Corp.                                  603,481    8,120,499
#   Trican Well Service, Ltd.                          6,065       85,218
#*  Turquoise Hill Resources, Ltd.(900435108)         63,691      306,991
#*  Turquoise Hill Resources, Ltd.(B7WJ1F5)          136,558      658,789
    West Fraser Timber Co., Ltd.                      29,672    2,719,755
    Westjet Airlines, Ltd.                             1,000       26,155
    Yamana Gold, Inc.                              1,425,140   14,133,168
                                                             ------------
TOTAL CANADA                                                  833,850,853
                                                             ------------
DENMARK -- (1.5%)
    AP Moeller - Maersk A.S. Class A                     900    8,126,880
    AP Moeller - Maersk A.S. Class B                   3,855   37,297,006
    Carlsberg A.S. Class B                           334,440   33,405,861
*   Danske Bank A.S.                               1,629,867   38,083,135
#   FLSmidth & Co. A.S.                               23,118    1,153,804
    GN Store Nord A.S.                                31,827      726,063
    H Lundbeck A.S.                                  135,698    2,913,643
    Rockwool International A.S. Class B                1,368      215,169
    TDC A.S.                                       1,238,546   11,187,922
#*  Vestas Wind Systems A.S.                         169,081    4,530,837
                                                             ------------
TOTAL DENMARK                                                 137,640,320
                                                             ------------
FINLAND -- (0.9%)
    Fortum Oyj                                       252,822    5,639,687
    Kesko Oyj Class A                                    662       22,790
#   Kesko Oyj Class B                                138,917    4,616,215
    Neste Oil Oyj                                    110,779    2,196,564
#*  Nokia Oyj                                      4,254,629   32,338,492
    Stora Enso Oyj Class R                         1,455,180   13,512,611
    Stora Enso Oyj Sponsored ADR                      91,500      849,120
    UPM-Kymmene Oyj                                1,403,467   22,283,181
    UPM-Kymmene Oyj Sponsored ADR                     69,300    1,101,870
                                                             ------------
TOTAL FINLAND                                                  82,560,530
                                                             ------------
FRANCE -- (9.7%)
    AXA SA                                         4,004,754   99,780,178
    AXA SA Sponsored ADR                             140,900    3,523,909
    BNP Paribas SA                                 1,975,744  145,756,834
    Bollore SA(4572709)                               22,197   12,104,448
*   Bollore SA(BDGTH22)                                   99       54,305
    Bouygues SA                                      305,569   11,922,330
    Cap Gemini SA                                    324,351   21,270,281
    Casino Guichard Perrachon SA                     142,758   16,046,690
*   CGG                                              304,853    6,700,640
*   CGG Sponsored ADR                                141,089    3,096,904
    Cie de St-Gobain                               1,078,023   56,585,484

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
FRANCE -- (Continued)
    Cie Generale des Etablissements Michelin         210,073 $ 21,889,167
    CNP Assurances                                   345,489    6,086,166
*   Credit Agricole SA                             2,838,495   34,128,764
    Eiffage SA                                        31,691    1,878,111
    Electricite de France SA                         498,285   17,438,928
#   Eramet                                             5,005      475,280
    GDF Suez                                       3,247,971   80,496,939
    Groupe Eurotunnel SA                             651,298    6,305,144
    Lafarge SA                                       505,082   34,848,326
    Lagardere SCA                                    221,491    8,046,602
    Natixis                                        2,034,211   10,939,169
    Orange                                         3,875,091   53,267,297
#*  Peugeot SA                                       124,117    1,632,756
    Renault SA                                       500,585   43,676,155
    Rexel SA                                         267,968    6,710,671
    SCOR SE                                           72,412    2,555,845
    Societe Generale SA                            1,823,515  103,009,458
    STMicroelectronics NV                          1,542,301   11,863,392
    Vallourec SA                                     119,253    7,098,133
    Vivendi SA                                     3,686,124   93,331,608
                                                             ------------
TOTAL FRANCE                                                  922,519,914
                                                             ------------
GERMANY -- (8.4%)
    Allianz SE                                       518,031   86,978,602
    Allianz SE ADR                                 2,811,910   47,324,445
    Bayerische Motoren Werke AG                      663,299   75,071,136
#   Celesio AG                                       108,168    3,362,933
*   Commerzbank AG                                 1,293,711   16,546,084
    Daimler AG                                     2,088,586  171,002,503
    Deutsche Bank AG(5750355)                      1,538,807   74,369,159
    Deutsche Bank AG(D18190898)                      511,964   24,738,100
*   Deutsche Lufthansa AG                            464,311    8,976,535
    Deutsche Telekom AG                            2,186,066   34,353,384
#   Deutsche Telekom AG Sponsored ADR              3,074,385   48,544,539
    E.ON SE                                        3,638,090   66,316,888
    Fraport AG Frankfurt Airport Services
      Worldwide                                       37,336    2,888,431
    HeidelbergCement AG                              243,824   19,198,613
    Hochtief AG                                        8,149      737,036
    Metro AG                                          30,139    1,413,097
    Muenchener Rueckversicherungs AG                 395,244   82,460,652
    RWE AG                                           439,804   16,203,292
    Volkswagen AG                                     62,518   15,288,518
#   Wacker Chemie AG                                   1,454      136,542
                                                             ------------
TOTAL GERMANY                                                 795,910,489
                                                             ------------
GREECE -- (0.0%)
    Hellenic Petroleum SA                            334,517    4,349,753
*   National Bank of Greece SA                        67,810      385,147
                                                             ------------
TOTAL GREECE                                                    4,734,900
                                                             ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
HONG KONG -- (2.1%)
    Cathay Pacific Airways, Ltd.                    2,051,000 $  4,063,024
    Cheung Kong Holdings, Ltd.                        750,000   11,732,109
*   FIH Mobile, Ltd.                                1,947,000    1,094,223
    Great Eagle Holdings, Ltd.                        794,324    2,833,659
    Hang Lung Group, Ltd.                              62,000      327,181
#   Henderson Land Development Co., Ltd.            3,725,616   22,021,520
    Hongkong & Shanghai Hotels (The)                1,903,131    2,994,965
    Hopewell Holdings, Ltd.                         1,244,169    4,198,037
    Hutchison Whampoa, Ltd.                         5,818,000   72,458,624
    Kerry Properties, Ltd.                            602,000    2,618,365
#   New World Development Co., Ltd.                 9,142,122   12,670,815
    NWS Holdings, Ltd.                                 60,000       94,005
#   Orient Overseas International, Ltd.               488,000    2,520,577
    Shangri-La Asia, Ltd.                             150,000      275,956
    Sino Land Co., Ltd.                             1,174,000    1,646,530
    Sun Hung Kai Properties, Ltd.                     676,000    8,837,305
    Wharf Holdings, Ltd.                            3,550,990   30,019,792
    Wheelock & Co., Ltd.                            3,482,000   17,814,626
                                                              ------------
TOTAL HONG KONG                                                198,221,313
                                                              ------------
IRELAND -- (0.1%)
*   Bank of Ireland                                 2,856,177    1,043,888
    CRH P.L.C.                                        297,758    7,245,511
    CRH P.L.C. Sponsored ADR                          215,216    5,268,488
                                                              ------------
TOTAL IRELAND                                                   13,557,887
                                                              ------------
ISRAEL -- (0.3%)
    Bank Hapoalim BM                                2,967,547   15,886,697
*   Bank Leumi Le-Israel BM                         2,954,599   11,246,549
#*  Israel Discount Bank, Ltd. Class A                381,656      761,615
    Mizrahi Tefahot Bank, Ltd.                         14,857      174,152
                                                              ------------
TOTAL ISRAEL                                                    28,069,013
                                                              ------------
ITALY -- (1.5%)
#*  Banca Monte dei Paschi di Siena SpA            12,934,984    4,078,092
*   Banco Popolare                                  2,933,385    5,827,428
#*  Finmeccanica SpA                                  995,867    7,297,728
    Intesa Sanpaolo SpA                             9,982,247   24,764,684
    Telecom Italia SpA                              5,476,933    5,343,005
#   Telecom Italia SpA Sponsored ADR                1,874,500   18,295,120
    UniCredit SpA                                   8,189,815   61,477,549
    Unione di Banche Italiane SCPA                  1,854,721   12,818,782
                                                              ------------
TOTAL ITALY                                                    139,902,388
                                                              ------------
JAPAN -- (17.7%)
    77 Bank, Ltd. (The)                               737,372    3,646,943
#   Aeon Co., Ltd.                                  1,886,800   25,748,056
    Aisin Seiki Co., Ltd.                             131,900    5,358,358
    Alfresa Holdings Corp.                             89,400    4,886,268
#   Amada Co., Ltd.                                   821,000    7,062,711
    Aoyama Trading Co., Ltd.                           20,400      520,152

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
JAPAN -- (Continued)
    Asahi Glass Co., Ltd.                          2,324,000 $14,353,086
    Asahi Kasei Corp.                              2,847,000  21,667,377
    Asatsu-DK, Inc.                                   32,500     893,159
    Autobacs Seven Co., Ltd.                         214,800   3,131,886
    Awa Bank, Ltd. (The)                              65,600     342,593
    Azbil Corp.                                       23,600     568,633
    Bank of Kyoto, Ltd. (The)                        709,400   6,250,736
    Bank of Yokohama, Ltd. (The)                   1,939,000  10,692,173
    Brother Industries, Ltd.                         147,900   1,680,484
    Canon Marketing Japan, Inc.                      124,900   1,673,261
    Chiba Bank, Ltd. (The)                         1,189,000   8,476,227
    Chugoku Bank, Ltd. (The)                         391,800   5,632,708
    Citizen Holdings Co., Ltd.                       601,600   4,292,188
    Coca-Cola West Co., Ltd.                         121,107   2,456,415
#   COMSYS Holdings Corp.                            207,400   2,879,471
#*  Cosmo Oil Co., Ltd.                            1,287,364   2,266,802
#   Dai Nippon Printing Co., Ltd.                  1,815,000  19,068,327
    Dai-ichi Life Insurance Co., Ltd. (The)          333,800   4,765,262
#   Daicel Corp.                                     552,000   4,652,686
#   Daido Steel Co., Ltd.                            594,000   3,415,723
    Denki Kagaku Kogyo KK                            664,000   2,784,642
    Ebara Corp.                                      413,000   2,220,423
    Fuji Media Holdings, Inc.                        112,800   2,248,708
    FUJIFILM Holdings Corp.                        1,327,000  32,463,391
*   Fujitsu, Ltd.                                  3,968,000  17,047,336
    Fukuoka Financial Group, Inc.                  1,800,000   8,118,818
#   Fukuyama Transporting Co., Ltd.                   85,000     543,302
#   Furukawa Electric Co., Ltd.                      633,000   1,467,153
    Glory, Ltd.                                      119,600   2,965,708
    Gunma Bank, Ltd. (The)                           921,397   5,331,353
#   H2O Retailing Corp.                              269,000   2,285,843
    Hachijuni Bank, Ltd. (The)                       993,231   6,135,772
    Hakuhodo DY Holdings, Inc.                       452,000   3,495,843
    Hankyu Hanshin Holdings, Inc.                    849,000   4,761,907
    Higo Bank, Ltd. (The)                            282,000   1,605,302
    Hiroshima Bank, Ltd. (The)                       624,000   2,655,690
    Hitachi Capital Corp.                             47,000   1,264,078
    Hitachi Chemical Co., Ltd.                       149,400   2,292,061
    Hitachi Construction Machinery Co., Ltd.          87,600   1,855,240
    Hitachi High-Technologies Corp.                  139,900   3,217,692
#   Hitachi Transport System, Ltd.                    94,400   1,496,900
    Hokuhoku Financial Group, Inc.                 2,620,000   5,402,312
    House Foods Group, Inc.                          148,300   2,349,019
#   Ibiden Co., Ltd.                                 246,500   4,273,194
    Idemitsu Kosan Co., Ltd.                          52,124   4,363,471
#   Inpex Corp.                                    1,335,200  15,424,189
    Isetan Mitsukoshi Holdings, Ltd.                 884,200  13,400,224
    ITOCHU Corp.                                   2,941,000  35,363,001
    Iyo Bank, Ltd. (The)                             551,000   5,753,374
    J Front Retailing Co., Ltd.                    1,166,000   9,073,100
    JFE Holdings, Inc.                             1,235,400  28,086,421
#   Joyo Bank, Ltd. (The)                          1,376,000   7,147,142

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
JAPAN -- (Continued)
    JTEKT Corp.                                       478,300 $  6,140,546
    JX Holdings, Inc.                               6,192,133   30,618,036
#   K's Holdings Corp.                                 41,100    1,206,813
    Kagoshima Bank, Ltd. (The)                        358,143    2,410,776
    Kajima Corp.                                    1,900,000    8,064,175
    Kamigumi Co., Ltd.                                540,000    4,697,115
#   Kaneka Corp.                                      653,542    4,147,074
    Kawasaki Kisen Kaisha, Ltd.                     1,904,000    4,364,781
    Keiyo Bank, Ltd. (The)                            418,000    2,128,760
    Kewpie Corp.                                       47,400      713,179
#   Kinden Corp.                                      207,000    2,273,434
*   Kobe Steel, Ltd.                                5,553,000    9,808,652
#   Konica Minolta, Inc.                            1,026,500    8,500,392
#   Kuraray Co., Ltd.                                 241,900    2,840,228
#   Kurita Water Industries, Ltd.                      13,500      294,624
    Kyocera Corp.                                     818,800   42,520,723
#   Kyocera Corp. Sponsored ADR                        27,200    1,440,240
    Kyowa Hakko Kirin Co., Ltd.                       571,000    6,306,678
    Lintec Corp.                                        5,100      105,777
#   LIXIL Group Corp.                                 371,200    8,713,055
    Mabuchi Motor Co., Ltd.                            20,400    1,084,636
    Maeda Road Construction Co., Ltd.                  36,000      640,114
#   Marubeni Corp.                                  3,990,000   31,239,486
#   Marui Group Co., Ltd.                             542,642    5,194,536
#   Maruichi Steel Tube, Ltd.                          74,700    1,824,167
    Matsumotokiyoshi Holdings Co., Ltd.                 5,000      168,712
#   Medipal Holdings Corp.                            339,800    4,581,830
    MEIJI Holdings Co., Ltd.                          135,895    7,596,752
    Mitsubishi Chemical Holdings Corp.              3,885,000   18,186,642
    Mitsubishi Corp.                                3,482,500   70,454,645
    Mitsubishi Gas Chemical Co., Inc.                 948,000    7,747,627
    Mitsubishi Heavy Industries, Ltd.                   2,000       12,711
#   Mitsubishi Logistics Corp.                        220,000    3,057,325
    Mitsubishi Materials Corp.                      2,533,000    9,910,148
    Mitsubishi Tanabe Pharma Corp.                    465,600    6,566,687
    Mitsubishi UFJ Financial Group, Inc.           24,653,206  156,998,104
#   Mitsubishi UFJ Financial Group, Inc. ADR        4,781,372   30,600,781
    Mitsui & Co., Ltd.                              4,220,700   60,296,595
#   Mitsui & Co., Ltd. Sponsored ADR                   11,723    3,352,778
#   Mitsui Chemicals, Inc.                          1,861,800    4,949,235
    Mitsui Engineering & Shipbuilding Co., Ltd.       620,000    1,217,046
    Mitsui Mining & Smelting Co., Ltd.                 69,030      175,971
    Mitsui OSK Lines, Ltd.                          2,265,000    9,587,358
    Mizuho Financial Group, Inc.                   10,127,200   21,257,621
#   Mizuho Financial Group, Inc. ADR                  205,757      864,179
    MS&AD Insurance Group Holdings                    806,853   20,863,085
    Nagase & Co., Ltd.                                235,889    2,938,398
    Nanto Bank, Ltd. (The)                            319,000    1,263,057
    NEC Corp.                                       6,055,101   13,600,869
    Nippo Corp.                                       117,000    2,195,032
#   Nippon Electric Glass Co., Ltd.                   864,000    4,444,189
    Nippon Express Co., Ltd.                        1,952,238    9,803,255

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
JAPAN -- (Continued)
    Nippon Meat Packers, Inc.                         429,536 $ 6,288,951
#   Nippon Paper Industries Co., Ltd.                 231,700   3,691,904
#   Nippon Shokubai Co., Ltd.                         266,000   3,263,153
    Nippon Steel & Sumitomo Metal Corp.            18,537,940  61,185,438
    Nippon Television Holdings, Inc.                  123,700   2,266,015
#   Nippon Yusen KK                                 3,731,000  11,400,053
#   Nishi-Nippon City Bank, Ltd. (The)              1,412,569   3,816,419
    Nissan Motor Co., Ltd.                          1,309,900  13,153,043
    Nissan Shatai Co., Ltd.                            72,000   1,241,356
#   Nisshin Seifun Group, Inc.                        464,199   5,032,577
    Nisshin Steel Holdings Co., Ltd.                  143,100   1,908,086
    Nisshinbo Holdings, Inc.                          305,000   2,693,840
#   NKSJ Holdings, Inc.                               190,100   4,920,771
#   NOK Corp.                                         171,020   2,643,679
#*  NTN Corp.                                         920,000   4,422,299
    NTT DOCOMO, Inc.                                3,091,700  49,049,894
    NTT DOCOMO, Inc. Sponsored ADR                      6,118      97,093
    Obayashi Corp.                                  1,650,682  10,576,107
#   Oji Holdings Corp.                              1,997,000   9,126,346
    Onward Holdings Co., Ltd.                         278,000   2,300,944
    Pola Orbis Holdings, Inc.                          49,300   1,670,371
    Rengo Co., Ltd.                                   421,000   2,251,700
    Resona Holdings, Inc.                             601,300   3,127,800
    Ricoh Co., Ltd.                                 1,875,000  19,801,509
    Rohm Co., Ltd.                                    233,700   9,592,835
    Sankyo Co., Ltd.                                   82,500   3,923,611
    SBI Holdings, Inc.                                 75,000     907,638
    Seiko Epson Corp.                                 294,100   4,800,764
    Seino Holdings Co., Ltd.                          315,000   3,111,017
    Sekisui Chemical Co., Ltd.                        125,000   1,452,311
#   Sekisui House, Ltd.                             1,369,000  19,650,417
    Shiga Bank, Ltd. (The)                            451,185   2,465,887
#   Shimizu Corp.                                   1,371,000   7,031,071
    Shizuoka Bank, Ltd. (The)                       1,051,000  11,825,206
#   Showa Denko KK                                  3,281,000   4,448,857
    Showa Shell Sekiyu KK                             366,900   3,944,496
    SKY Perfect JSAT Holdings, Inc.                   340,000   1,963,296
    Sohgo Security Services Co., Ltd.                 101,200   2,045,761
    Sojitz Corp.                                    2,690,300   5,224,001
    Sony Corp.                                        975,200  17,012,057
#   Sony Corp. Sponsored ADR                        1,801,665  31,078,721
    Sumitomo Bakelite Co., Ltd.                       347,000   1,251,232
#   Sumitomo Chemical Co., Ltd.                     2,816,000  10,313,263
    Sumitomo Corp.                                  3,241,900  42,187,813
#   Sumitomo Electric Industries, Ltd.              2,606,700  39,059,664
    Sumitomo Forestry Co., Ltd.                       276,100   3,212,126
    Sumitomo Heavy Industries, Ltd.                 1,205,000   5,333,252
    Sumitomo Metal Mining Co., Ltd.                 1,187,000  16,440,653
    Sumitomo Mitsui Financial Group, Inc.             134,600   6,506,008
    Sumitomo Mitsui Trust Holdings, Inc.            1,987,629   9,817,070
    Sumitomo Osaka Cement Co., Ltd.                   196,000     790,817
#   Suzuken Co. Ltd/Aichi Japan                       149,300   5,391,182

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                    Shares      Value++
                                                   --------- --------------
JAPAN -- (Continued)
    Suzuki Motor Corp.                               774,300 $   19,470,063
    T&D Holdings, Inc.                               240,100      2,882,576
    Taisei Corp.                                     502,000      2,575,400
#   Taisho Pharmaceutical Holdings Co., Ltd.          49,199      3,454,487
    Taiyo Nippon Sanso Corp.                          17,000        116,575
    Takashimaya Co., Ltd.                            639,634      6,102,779
    Takata Corp.                                      29,200        736,478
#   TDK Corp.                                        275,500     11,708,781
#   Teijin, Ltd.                                   1,898,450      4,262,921
    Toho Holdings Co., Ltd.                           12,800        247,813
    Tokai Rika Co., Ltd.                              92,700      1,965,717
    Tokio Marine Holdings, Inc.                       10,200        334,401
    Tokyo Broadcasting System Holdings, Inc.          85,300      1,123,935
#   Toppan Printing Co., Ltd.                      1,312,000     10,362,646
    Toshiba TEC Corp.                                 36,000        221,732
    Tosoh Corp.                                    1,128,000      4,316,480
    Toyo Seikan Group Holdings, Ltd.                 365,849      7,603,418
    Toyobo Co., Ltd.                                 664,000      1,275,969
    Toyoda Gosei Co., Ltd.                            23,700        592,608
#   Toyota Tsusho Corp.                              443,700     12,324,651
    Ube Industries, Ltd.                           2,122,000      4,392,315
    UNY Group Holdings Co., Ltd.                     393,050      2,480,266
    Ushio, Inc.                                       44,200        558,285
    Wacoal Holdings Corp.                            179,000      1,922,106
#   Yamada Denki Co., Ltd.                         1,608,100      4,510,698
    Yamaguchi Financial Group, Inc.                  492,148      4,637,816
    Yamaha Corp.                                     355,900      5,313,749
#   Yamato Kogyo Co., Ltd.                            86,600      3,209,757
    Yamazaki Baking Co., Ltd.                        204,000      2,076,924
                                                             --------------
TOTAL JAPAN                                                   1,680,734,643
                                                             --------------
NETHERLANDS -- (3.1%)
    Aegon NV                                       3,908,207     31,097,105
    Akzo Nobel NV                                    448,015     32,523,367
#   ArcelorMittal                                  2,499,882     39,374,694
*   ING Groep NV                                   6,479,202     82,335,806
#*  ING Groep NV Sponsored ADR                     1,297,167     16,499,964
#   Koninklijke Ahold NV                             652,923     12,409,806
    Koninklijke DSM NV                               466,014     35,227,193
#   Koninklijke Philips NV                         1,120,476     39,598,403
    TNT Express NV                                    72,118        664,891
                                                             --------------
TOTAL NETHERLANDS                                               289,731,229
                                                             --------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.             242,713        687,080
    Contact Energy, Ltd.                           1,292,916      5,606,622
                                                             --------------
TOTAL NEW ZEALAND                                                 6,293,702
                                                             --------------
NORWAY -- (0.7%)
    Aker ASA Class A                                  68,150      2,147,007
    Cermaq ASA                                         8,375        148,423

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
NORWAY -- (Continued)
    DNB ASA                                         1,551,198 $ 27,497,326
#   Norsk Hydro ASA                                 3,357,025   14,981,632
    Norsk Hydro ASA Sponsored ADR                      59,900      265,956
    Orkla ASA                                         365,732    2,964,687
    Stolt-Nielsen, Ltd.                                 8,425      238,544
*   Storebrand ASA                                  1,082,306    6,998,717
    Subsea 7 SA                                       590,207   12,481,559
    Wilh Wilhelmsen Holding ASA Class A                   212        6,490
                                                              ------------
TOTAL NORWAY                                                    67,730,341
                                                              ------------
PORTUGAL -- (0.1%)
*   Banco Espirito Santo SA                         2,631,973    3,458,348
    Cimpor Cimentos de Portugal SGPS SA                22,409       82,008
*   EDP Renovaveis SA                                 517,656    2,845,872
                                                              ------------
TOTAL PORTUGAL                                                   6,386,228
                                                              ------------
SINGAPORE -- (1.2%)
    CapitaLand, Ltd.                                9,878,000   24,749,241
    CapitaMalls Asia, Ltd.                          1,267,000    2,057,582
    DBS Group Holdings, Ltd.                        1,172,308   15,804,432
    Golden Agri-Resources, Ltd.                    13,990,000    6,755,237
    Hutchison Port Holdings Trust                   3,401,000    2,482,016
    Keppel Land, Ltd.                               1,214,000    3,619,243
#*  Neptune Orient Lines, Ltd.                      1,246,004    1,061,308
    Noble Group, Ltd.                               7,305,000    6,035,517
#   Olam International, Ltd.                        2,188,000    2,706,893
#   OUE, Ltd.                                         405,000      788,349
    Singapore Airlines, Ltd.                        1,585,600   13,300,620
#   Singapore Land, Ltd.                              532,000    3,713,958
#   United Industrial Corp., Ltd.                   2,152,000    5,314,579
    UOL Group, Ltd.                                 1,376,600    7,286,150
    Venture Corp., Ltd.                               307,000    1,922,553
    Wheelock Properties Singapore, Ltd.               861,000    1,178,225
#   Wilmar International, Ltd.                      3,792,000   10,547,597
                                                              ------------
TOTAL SINGAPORE                                                109,323,500
                                                              ------------
SPAIN -- (2.3%)
#   Acciona SA                                        101,533    6,436,410
#   Banco de Sabadell SA                            5,307,715   13,599,978
#*  Banco Popular Espanol SA                        3,430,914   19,461,405
    Banco Santander SA                              8,832,930   78,306,244
#   Banco Santander SA Sponsored ADR                1,470,150   13,099,036
#   CaixaBank                                       3,003,209   15,566,089
    Iberdrola SA                                    7,444,256   46,726,442
    Repsol SA                                         996,982   26,729,919
                                                              ------------
TOTAL SPAIN                                                    219,925,523
                                                              ------------
SWEDEN -- (2.8%)
    Boliden AB                                        612,180    8,694,798
    Holmen AB Class A                                   6,189      204,389
    Meda AB Class A                                   280,396    3,146,459

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
SWEDEN -- (Continued)
    Nordea Bank AB                                  5,366,449 $ 68,644,974
    Skandinaviska Enskilda Banken AB                   16,918      191,115
    Skandinaviska Enskilda Banken AB Class A        3,481,813   42,112,740
#   SSAB AB Class A                                    51,620      339,584
    Svenska Cellulosa AB Class A                       66,476    1,878,656
    Svenska Cellulosa AB Class B                    1,348,669   38,236,384
    Tele2 AB Class B                                  127,737    1,539,667
    Telefonaktiebolaget LM Ericsson Class A            28,098      317,281
    Telefonaktiebolaget LM Ericsson Class B         4,713,081   56,374,169
#   Telefonaktiebolaget LM Ericsson Sponsored ADR     952,162   11,416,422
    TeliaSonera AB                                  3,717,354   30,738,764
                                                              ------------
TOTAL SWEDEN                                                   263,835,402
                                                              ------------
SWITZERLAND -- (6.9%)
    ABB, Ltd.                                         820,669   20,908,636
    Adecco SA                                         358,259   26,419,353
    Alpiq Holding AG                                    1,593      210,392
    Aryzta AG                                         169,876   12,673,160
    Baloise Holding AG                                200,163   23,253,706
    Banque Cantonale Vaudoise                             468      260,051
    Clariant AG                                       581,272   10,241,918
    Credit Suisse Group AG                          1,928,358   59,987,253
#   Credit Suisse Group AG Sponsored ADR            1,022,581   31,832,947
    Givaudan SA                                         5,507    7,809,963
    Holcim, Ltd.                                      887,877   66,039,798
    Lonza Group AG                                      7,458      665,723
    Novartis AG                                        69,068    5,361,235
    Novartis AG ADR                                   506,359   39,268,140
    PSP Swiss Property AG                              17,947    1,542,522
    Sulzer AG                                          50,596    7,915,245
    Swiss Life Holding AG                             123,557   24,498,922
    Swiss Re AG                                     1,117,582   98,104,262
    UBS AG(B18YFJ4)                                 6,496,062  125,640,734
    UBS AG(H89231338)                                 991,339   19,192,323
    Zurich Insurance Group AG                         269,917   74,584,331
                                                              ------------
TOTAL SWITZERLAND                                              656,410,614
                                                              ------------
UNITED KINGDOM -- (17.9%)
    Anglo American P.L.C.                           1,123,359   26,709,625
    Aviva P.L.C.                                    4,454,616   31,979,282
    Barclays P.L.C.                                14,540,536   61,178,709
#   Barclays P.L.C. Sponsored ADR                   5,739,573   96,482,222
    Barratt Developments P.L.C.                       410,298    2,200,251
    BP P.L.C.                                       1,823,857   14,157,877
    BP P.L.C. Sponsored ADR                         5,793,659  269,405,143
    Carnival P.L.C.                                   658,867   23,417,634
#   Carnival P.L.C. ADR                               229,328    8,164,077
    Coca-Cola HBC AG ADR                                5,961      172,034
*   Eurasian Natural Resources Corp. P.L.C.           408,931    1,473,405
*   Evraz P.L.C.                                      436,689      825,329
    Glencore Xstrata P.L.C.                        15,896,454   86,511,958
    HSBC Holdings P.L.C.                            1,911,475   20,952,325

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     Shares      Value++
                                                   ---------- --------------
UNITED KINGDOM -- (Continued)
#   HSBC Holdings P.L.C. Sponsored ADR              1,694,884 $   93,286,415
*   International Consolidated Airlines Group SA    1,936,203     10,776,220
    Investec P.L.C.                                 1,195,168      8,362,125
    J Sainsbury P.L.C.                              5,377,115     34,013,068
    Kazakhmys P.L.C.                                   49,435        207,988
    Kingfisher P.L.C.                               8,609,963     52,085,475
*   Lloyds Banking Group P.L.C.                    82,680,839    102,259,365
#*  Lloyds Banking Group P.L.C. ADR                 3,082,996     15,507,470
    Mondi P.L.C.                                      190,635      3,403,966
#   Old Mutual P.L.C.                              11,913,351     38,826,073
#   Pearson P.L.C. Sponsored ADR                    1,234,793     25,930,653
    Resolution, Ltd.                                3,422,696     19,597,545
*   Royal Bank of Scotland Group P.L.C.             3,847,507     22,659,929
#*  Royal Bank of Scotland Group P.L.C. Sponsored
      ADR                                             400,166      4,713,955
#   Royal Dutch Shell P.L.C. ADR(780259107)         3,323,210    231,029,559
    Royal Dutch Shell P.L.C. ADR(780259206)           547,088     36,468,886
    Royal Dutch Shell P.L.C. Class A                  547,861     18,246,404
    Royal Dutch Shell P.L.C. Class B                  255,146      8,833,156
    RSA Insurance Group P.L.C.                      4,956,241     10,207,516
    Travis Perkins P.L.C.                              38,182      1,135,439
    Vedanta Resources P.L.C.                          189,404      3,227,055
    Vodafone Group P.L.C.                          34,976,333    128,109,810
    Vodafone Group P.L.C. Sponsored ADR             3,949,158    145,407,998
    WM Morrison Supermarkets P.L.C.                 8,127,143     36,669,870
                                                              --------------
TOTAL UNITED KINGDOM                                           1,694,595,811
                                                              --------------
TOTAL COMMON STOCKS                                            8,719,936,036
                                                              --------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
    Porsche Automobil Holding SE                      254,382     23,753,308
                                                              --------------
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
*   New Hotel Rights 12/31/13                         109,252             --
                                                              --------------
SPAIN -- (0.0%)
*   Banco Santander SA Rights 10/30/13              8,832,930      1,906,872
                                                              --------------
TOTAL RIGHTS/WARRANTS                                              1,906,872
                                                              --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)      Value+
                                                     ----------- -----------
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@  DFA Short Term Investment Fund                  62,748,487 726,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.12%, 11/01/13
        (Collateralized by $796,375 FNMA, rates
        ranging from 2.500% to 4.500%, maturities
        ranging from 04/01/27 to 10/01/43, valued
        at $720,177) to be repurchased at $706,058   $       706     706,056

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     --------------
TOTAL SECURITIES LENDING COLLATERAL                     726,706,056
                                                     --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $7,742,743,361)                                    $9,472,302,272
                                                     ==============

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               October 31, 2013

                                                   Shares   Value++
                                                   ------- ----------
COMMON STOCKS -- (88.3%)

Consumer Discretionary -- (18.9%)
    Accordia Golf Co., Ltd.                        575,900 $6,320,624
    Adastria Holdings Co., Ltd.                     91,220  4,271,956
    Aeon Fantasy Co., Ltd.                          57,832    905,482
#*  Agora Hospitality Group Co., Ltd.              339,000    182,664
    Ahresty Corp.                                  115,300    914,785
*   Aigan Co., Ltd.                                 96,200    275,266
    Aisan Industry Co., Ltd.                       170,000  1,712,520
#   Akebono Brake Industry Co., Ltd.                83,700    402,986
    Alpen Co., Ltd.                                 98,000  2,039,423
    Alpha Corp.                                     30,400    322,561
    Alpine Electronics, Inc.                       272,000  3,292,925
    Amiyaki Tei Co., Ltd.                           23,500    851,340
    Amuse, Inc.                                     34,099    649,393
#*  Anrakutei Co., Ltd.                             22,000     87,275
    AOI Pro, Inc.                                   39,200    255,567
    AOKI Holdings, Inc.                             97,100  3,229,910
    Aoyama Trading Co., Ltd.                       315,900  8,054,712
    Arata Corp.                                     91,000    322,149
    Arcland Sakamoto Co., Ltd.                      80,500  1,202,557
#*  Arnest One Corp.                               238,800  6,557,104
    Asahi Broadcasting Corp.                        28,200    193,467
#   Asahi Co., Ltd.                                 78,200  1,325,578
#   Asatsu-DK, Inc.                                168,000  4,616,943
#*  Ashimori Industry Co., Ltd.                    319,000    426,053
#   ASKUL Corp.                                     51,800  1,657,457
    Atsugi Co., Ltd.                               858,000  1,015,093
    Autobacs Seven Co., Ltd.                       378,000  5,511,419
#   Avex Group Holdings, Inc.                      191,300  4,847,456
    Belluna Co., Ltd.                              190,500  1,011,433
#   Best Bridal, Inc.                               91,100    641,621
#*  Best Denki Co., Ltd.                           396,500    618,906
#   Bic Camera, Inc.                                 4,976  2,446,464
#   Bookoff Corp.                                   48,800    327,727
    Calsonic Kansei Corp.                          903,000  4,341,406
#   Can Do Co., Ltd.                                64,500  1,059,599
#   Central Sports Co., Ltd.                        27,000    420,594
    Chiyoda Co., Ltd.                              134,600  2,954,327
    Chofu Seisakusho Co., Ltd.                      88,800  2,055,392
    Chori Co., Ltd.                                 72,900    871,690
    Chuo Spring Co., Ltd.                          202,000    631,424
#*  Clarion Co., Ltd.                              101,000    135,087
    Cleanup Corp.                                  133,500  1,171,376
    Corona Corp.                                    80,400    907,897
#   Cross Plus, Inc.                                22,000    199,478
    Daido Metal Co., Ltd.                          172,000  1,804,316
#   Daidoh, Ltd.                                   126,100    862,992
#*  Daiei, Inc. (The)                              685,650  2,377,358
    Daiichikosho Co., Ltd.                         104,300  2,980,435
    Daikoku Denki Co., Ltd.                         41,500    910,073
    Daimaruenawin Co., Ltd.                            400      2,794
    Dainichi Co., Ltd.                              54,900    460,586

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Consumer Discretionary -- (Continued)
    Daisyo Corp.                                      54,300 $  716,275
#   DCM Holdings Co., Ltd.                           491,600  3,434,778
    Descente, Ltd.                                   240,000  1,756,250
#   Doshisha Co., Ltd.                               126,700  1,837,588
    Doutor Nichires Holdings Co., Ltd.               173,686  3,154,638
    Dunlop Sports Co., Ltd.                           77,500    964,626
    Dynic Corp.                                      174,000    307,395
    Eagle Industry Co., Ltd.                         140,000  2,249,803
#   EDION Corp.                                      528,800  2,647,129
    Exedy Corp.                                      179,600  5,334,181
    F-Tech, Inc.                                      23,800    415,425
    FCC Co., Ltd.                                    193,300  4,415,920
    Fields Corp.                                      78,500  1,390,918
    Fine Sinter Co., Ltd.                             49,000    165,422
    First Juken Co., Ltd.                              4,900     75,210
    Foster Electric Co., Ltd.                        129,400  2,531,780
#   France Bed Holdings Co., Ltd.                    672,000  1,391,944
#   Fuji Co. Ltd/Ehime                               105,000  1,889,535
    Fuji Corp., Ltd.                                 127,000    870,590
#   Fuji Kiko Co., Ltd.                              148,000    508,539
    Fuji Oozx, Inc.                                    6,000     30,931
#   Fujibo Holdings, Inc.                            732,000  1,491,596
    Fujikura Rubber, Ltd.                             72,900    324,972
    Fujitsu General, Ltd.                            329,000  3,986,259
    FuKoKu Co., Ltd.                                  32,100    273,961
#   Funai Electric Co., Ltd.                          84,200    893,079
    Furukawa Battery Co., Ltd.                        81,000    457,279
*   Futaba Industrial Co., Ltd.                      315,800  1,176,619
    G-7 Holdings, Inc.                                29,200    232,227
    G-Tekt Corp.                                      45,800  1,353,810
#   Gakken Holdings Co., Ltd.                        322,000    994,055
    Genki Sushi Co., Ltd.                             20,500    261,864
#   Geo Holdings Corp.                               184,700  1,721,763
#   GLOBERIDE, Inc.                                  530,000    903,369
    Goldwin, Inc.                                    188,000    896,365
#   Gourmet Kineya Co., Ltd.                          87,000    601,240
#   GSI Creos Corp.                                  289,000    430,387
    Gulliver International Co., Ltd.                 314,400  1,874,605
    Gunze, Ltd.                                    1,111,000  2,967,192
    H-One Co., Ltd.                                   69,500    708,934
    H2O Retailing Corp.                              262,000  2,226,360
#   Hagihara Industries, Inc.                         11,600    158,260
#*  Hajime Construction Co., Ltd.                     24,500  1,696,786
    Hakuyosha Co., Ltd.                               65,000    156,155
    Happinet Corp.                                    76,400    575,520
    Hard Off Corp. Co., Ltd.                          49,700    375,896
    Haruyama Trading Co., Ltd.                        47,900    328,852
*   Haseko Corp.                                   1,339,000  9,924,834
    Heiwa Corp.                                       34,200    573,405
    HI-LEX Corp.                                      62,900  1,355,483
    Hiday Hidaka Corp.                                47,220  1,009,902
#   Higashi Nihon House Co., Ltd.                    206,000  1,101,225

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Consumer Discretionary -- (Continued)
    Himaraya Co., Ltd.                                35,900 $  514,106
    Hiramatsu, Inc.                                  110,700    730,599
    HIS Co., Ltd.                                    101,800  5,490,548
#   Honeys Co., Ltd.                                  92,940  1,019,124
    Hoosiers Holdings Co., Ltd.                      153,500  1,215,009
#   Ichibanya Co., Ltd.                               33,700  1,441,403
#*  Ichikoh Industries, Ltd.                         294,000    563,709
*   IJT Technology Holdings Co., Ltd.                128,280    687,517
#   Ikyu Corp.                                           375    576,142
#   Imasen Electric Industrial                        77,900  1,102,429
#   Imperial Hotel, Ltd.                              15,900    389,478
#   Intage, Inc.                                      72,400    955,818
*   Izuhakone Railway Co., Ltd.                          300         --
#*  Izutsuya Co., Ltd.                               555,000    497,370
*   Janome Sewing Machine Co., Ltd.                  822,000    686,562
    Japan Vilene Co., Ltd.                           154,000    888,597
    Japan Wool Textile Co., Ltd. (The)               336,000  2,646,605
#*  Joban Kosan Co., Ltd.                             85,000    146,512
#   Joshin Denki Co., Ltd.                           209,000  1,701,796
#   JVC Kenwood Corp.                                874,630  1,713,152
#   Kadokawa Corp.                                   113,300  4,133,643
    Kasai Kogyo Co., Ltd.                            141,000    855,464
#   Kawai Musical Instruments Manufacturing Co.,
      Ltd.                                           446,000    841,327
    Keihin Corp.                                     260,200  4,251,198
#   Keiyo Co., Ltd.                                  181,300    852,564
#   Kentucky Fried Chicken Japan, Ltd.                77,000  1,646,048
#   Kimoto Co., Ltd.                                 102,100  1,157,679
#   Kinugawa Rubber Industrial Co., Ltd.             268,000  1,479,189
    Kisoji Co., Ltd.                                  17,200    317,424
    Kitamura Co., Ltd.                                 2,000     12,407
#   Kohnan Shoji Co., Ltd.                           194,000  2,040,690
#*  Kojima Co., Ltd.                                 145,700    404,762
    Komatsu Seiren Co., Ltd.                         146,000    776,218
#   Komeri Co., Ltd.                                 174,100  4,251,685
#   Konaka Co., Ltd.                                 122,960  1,097,173
#   Koshidaka Holdings Co., Ltd.                      19,300    679,789
    KU Holdings Co., Ltd.                             68,200    906,501
    Kura Corp.                                        63,100  1,022,919
    Kurabo Industries, Ltd.                        1,272,000  2,218,556
    Kuraudia Co., Ltd.                                 5,700     64,212
    KYB Co., Ltd.                                    892,000  5,164,980
    Kyoritsu Maintenance Co., Ltd.                    55,660  2,142,309
    Kyoto Kimono Yuzen Co., Ltd.                      59,800    628,421
    LEC, Inc.                                         42,800    545,235
#   Look, Inc.                                       219,000    662,212
    Mamiya-Op Co., Ltd.                              285,000    526,151
#   Marche Corp.                                      23,000    194,264
#   Mars Engineering Corp.                            48,400    925,426
#*  Maruzen CHI Holdings Co., Ltd.                    29,800     86,544
    Maruzen Co. Ltd                                   46,000    411,333
#   Matsuya Foods Co., Ltd.                           48,200    767,033
#   Meiko Network Japan Co., Ltd.                     72,300    834,643

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Consumer Discretionary -- (Continued)
*   Meiwa Estate Co., Ltd.                            56,900 $  243,280
    Mikuni Corp.                                     108,000    343,274
    Misawa Homes Co., Ltd.                           150,900  2,705,185
    Mitsuba Corp.                                    193,990  2,895,176
    Mitsui Home Co., Ltd.                            170,000    856,479
#   Mizuno Corp.                                     564,000  3,184,889
    Monogatari Corp. (The)                            17,600    736,071
#   MOS Food Services, Inc.                           94,100  1,824,463
    Mr Max Corp.                                     119,000    406,088
    Murakami Corp.                                    11,000    157,288
#   Musashi Seimitsu Industry Co., Ltd.              121,500  2,867,067
    Nafco Co., Ltd.                                   32,000    456,760
    Nagawa Co., Ltd.                                   8,500    157,717
#*  Naigai Co., Ltd.                               1,951,000  1,730,371
    Nakayamafuku Co., Ltd.                             9,500     73,952
    Nice Holdings, Inc.                              460,000  1,195,952
#   Nifco, Inc.                                      277,500  7,395,022
    Nihon Eslead Corp.                                 8,900     98,491
    Nihon Plast Co., Ltd.                              1,600      9,238
    Nihon Tokushu Toryo Co., Ltd.                     56,000    233,568
#*  Nippon Columbia Co., Ltd.                         39,399    262,285
    Nippon Felt Co., Ltd.                             67,200    300,996
#   Nippon Piston Ring Co., Ltd.                     470,000    867,268
    Nippon Seiki Co., Ltd.                           248,400  4,049,891
#   Nishikawa Rubber Co., Ltd.                        15,000    270,015
#   Nishimatsuya Chain Co., Ltd.                     290,300  2,152,398
    Nissan Shatai Co., Ltd.                           17,023    293,494
    Nissan Tokyo Sales Holdings Co., Ltd.            236,000    700,355
    Nissen Holdings Co., Ltd.                        200,491    647,299
    Nissin Kogyo Co., Ltd.                           214,800  4,017,979
    Nittan Valve Co., Ltd.                            82,800    267,350
    Noritsu Koki Co., Ltd.                           101,700    675,607
    Ohashi Technica, Inc.                             22,000    191,087
#   Ohsho Food Service Corp.                          58,100  1,902,601
    Onward Holdings Co., Ltd.                        753,000  6,232,413
#   OPT, Inc.                                         53,000    460,130
    Otsuka Kagu, Ltd.                                 40,700    459,074
    Pacific Industrial Co., Ltd.                     213,100  1,525,700
    Pal Co., Ltd.                                     61,100  1,707,412
#   Paltac Corp.                                     189,534  2,550,374
    PanaHome Corp.                                   460,200  3,113,213
#   Parco Co., Ltd.                                  103,600  1,065,112
    Paris Miki Holdings, Inc.                        164,400    768,211
    PIA Corp.                                            100      1,784
    Piolax, Inc.                                      57,900  1,996,075
#*  Pioneer Corp.                                  1,903,400  3,503,789
    Plenus Co., Ltd.                                 120,400  2,731,106
    Press Kogyo Co., Ltd.                            558,000  2,447,727
#   Pressance Corp.                                   30,800    986,240
#   Proto Corp.                                       61,600    901,159
    Renaissance, Inc.                                 39,400    298,336
#*  Renown, Inc.                                     326,600    442,564

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                   Shares   Value++
                                                   ------- ----------
Consumer Discretionary -- (Continued)
    Resort Solution Co., Ltd.                      180,000 $  416,236
    Resorttrust, Inc.                              200,608  7,641,738
    Rhythm Watch Co., Ltd.                         658,000    972,630
    Riberesute Corp.                                   127     85,422
    Right On Co., Ltd.                              79,525    682,814
    Riken Corp.                                    512,000  2,240,727
#   Riso Kyoiku Co., Ltd.                          105,910    715,152
    Roland Corp.                                    92,800  1,114,724
    Round One Corp.                                424,200  2,250,601
#   Royal Holdings Co., Ltd.                       135,800  2,178,586
    Sagami Chain Co., Ltd.                          17,000    152,413
    Saizeriya Co., Ltd.                            166,500  2,058,080
#   Sakai Ovex Co., Ltd.                           307,000    465,951
    San Holdings, Inc.                              14,000    199,196
#   Sanden Corp.                                   623,000  2,520,699
    Sanei Architecture Planning Co., Ltd.           43,300    363,598
    Sangetsu Co., Ltd.                             168,325  4,467,557
#   Sanko Marketing Foods Co., Ltd.                    304    297,211
    Sankyo Seiko Co., Ltd.                         188,700    642,023
    Sanoh Industrial Co., Ltd.                     140,500  1,010,030
#   Sanyo Electric Railway Co., Ltd.                68,000    289,918
    Sanyo Housing Nagoya Co., Ltd.                  51,800    601,862
    Sanyo Shokai, Ltd.                             678,000  1,870,921
    Scroll Corp.                                   152,100    432,034
    Seiko Holdings Corp.                           783,407  3,526,223
    Seiren Co., Ltd.                               296,700  1,893,390
    Senshukai Co., Ltd.                            183,700  1,590,371
#   Septeni Holdings Co., Ltd.                      78,600    700,836
#   Seria Co., Ltd.                                 95,700  3,195,984
#   Shidax Corp.                                    85,200    430,067
#   Shikibo, Ltd.                                  802,000  1,072,203
    Shimachu Co., Ltd.                             273,900  6,651,367
    Shimojima Co., Ltd.                             23,800    231,479
    Shiroki Corp.                                  285,000    639,273
    Shobunsha Publications, Inc.                   279,800  1,755,070
#   Showa Corp.                                    320,400  4,446,926
    SKY Perfect JSAT Holdings, Inc.                900,500  5,199,846
    SNT Corp.                                      110,200    421,540
    Soft99 Corp.                                    70,600    498,934
    Sotoh Co., Ltd.                                 49,700    457,673
    SPK Corp.                                       17,200    309,130
    St Marc Holdings Co., Ltd.                      45,300  2,331,665
#   Starbucks Coffee Japan, Ltd.                   120,300  1,407,666
#   Starts Corp., Inc.                              86,000    859,142
    Step Co., Ltd.                                  39,200    337,389
#   Studio Alice Co., Ltd.                          53,000    685,046
    Suminoe Textile Co., Ltd.                      342,000  1,012,342
    Sumitomo Forestry Co., Ltd.                    268,366  3,122,150
    Suncall Corp.                                   28,000    161,149
    T RAD Co., Ltd.                                373,000  1,182,561
    Tachi-S Co., Ltd.                              167,540  2,674,049
    Tachikawa Corp.                                 50,800    259,596

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Consumer Discretionary -- (Continued)
*   Tact Home Co., Ltd.                                  533 $1,290,084
#   Taiho Kogyo Co., Ltd.                             98,300  1,237,024
    Taka-Q, Ltd.                                      22,500     74,038
    Takamatsu Construction Group Co., Ltd.            90,500  1,694,320
    Takata Corp.                                       1,500     37,833
#   Take And Give Needs Co., Ltd.                     50,170  1,027,856
    Takihyo Co., Ltd.                                 76,000    313,197
#   Tamron Co., Ltd.                                  95,200  2,031,298
#   Tbk Co., Ltd.                                    116,000    643,547
*   Ten Allied Co., Ltd.                              50,000    164,381
    Tigers Polymer Corp.                              59,000    256,865
    Toa Corp.                                        103,000    872,958
    Toabo Corp.                                      529,000    431,738
    Toei Animation Co., Ltd.                          22,500    590,537
    Toei Co., Ltd.                                   416,000  2,502,008
    Tohokushinsha Film Corp.                          24,300    237,937
    Tokai Rika Co., Ltd.                             295,500  6,266,121
    Tokai Rubber Industries, Ltd.                    225,500  2,075,840
    Token Corp.                                       43,950  2,334,552
#   Tokyo Derica Co., Ltd.                            21,700    344,048
    Tokyo Dome Corp.                                 984,200  6,768,438
    Tokyo Soir Co., Ltd.                              24,000     63,936
#   Tokyu Recreation Co., Ltd.                        79,000    461,889
#   Tomy Co., Ltd.                                   379,793  1,957,268
    Topre Corp.                                      214,500  3,009,639
#   Toridoll.corp                                     94,600    890,700
#   Tosho Co., Ltd.                                   21,200    325,892
#*  Touei Housing Corp.                               83,640  2,169,894
    Toyo Tire & Rubber Co., Ltd.                   1,080,000  6,310,337
    TPR Co., Ltd.                                    117,900  2,240,892
    TS Tech Co., Ltd.                                 78,700  2,948,523
    TSI Holdings Co., Ltd.                           516,595  3,651,450
#   Tsukamoto Corp. Co., Ltd.                        190,000    307,328
    Tsutsumi Jewelry Co., Ltd.                        49,300  1,201,223
    Tv Tokyo Holdings Corp.                           34,800    599,457
#   U-Shin, Ltd.                                     148,800  1,106,874
#   Unipres Corp.                                    205,800  4,152,663
#   United Arrows, Ltd.                              100,000  4,308,589
*   Unitika, Ltd.                                    140,000     85,728
#   Universal Entertainment Corp.                     66,800  1,330,295
*   Usen Corp.                                       659,680  1,640,684
#   Village Vanguard Co., Ltd.                           258    399,834
#   VT Holdings Co., Ltd.                            148,200  1,994,635
    Wacoal Holdings Corp.                            461,000  4,950,229
#   Watabe Wedding Corp.                              43,000    322,202
#   WATAMI Co., Ltd.                                 120,300  1,849,088
#   West Holdings Corp.                               84,400  1,453,523
    Wowow, Inc.                                       28,300  1,087,264
    Xebio Co., Ltd.                                  145,500  3,146,266
    Yachiyo Industry Co., Ltd.                         8,800     62,801
#   Yamato International, Inc.                        20,400     90,801
    Yellow Hat, Ltd.                                  95,400  1,737,534

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- ------------
Consumer Discretionary -- (Continued)
    Yondoshi Holdings, Inc.                         99,820 $  1,345,464
    Yonex Co., Ltd.                                 40,000      221,804
    Yorozu Corp.                                    92,300    1,821,177
    Yutaka Giken Co., Ltd.                           1,000       23,483
#   Zenrin Co., Ltd.                               150,200    1,581,193
#   Zensho Holdings Co., Ltd.                      313,600    3,578,940
    Zojirushi Corp.                                 83,000      333,316
                                                           ------------
Total Consumer Discretionary                                484,663,246
                                                           ------------
Consumer Staples -- (8.2%)
    Aderans Co., Ltd.                               68,300      836,759
    Aeon Hokkaido Corp.                            339,700    2,237,467
    Ain Pharmaciez, Inc.                            68,500    2,971,346
    Arcs Co., Ltd.                                 190,900    3,578,232
    Ariake Japan Co., Ltd.                         102,000    2,467,521
#   Artnature, Inc.                                 29,800      636,053
    Axial Retailing, Inc.                           68,200    1,109,601
    Belc Co., Ltd.                                  40,300      733,195
    Cawachi, Ltd.                                   88,200    1,658,974
    Chubu Shiryo Co., Ltd.                         110,700      644,028
    Chuo Gyorui Co., Ltd.                           93,000      217,971
    Coca-Cola Central Japan Co., Ltd.              225,264    3,989,567
    Cocokara fine, Inc.                             86,760    2,471,295
    CREATE SD HOLDINGS Co., Ltd.                    36,200    1,319,638
#   Daikokutenbussan Co., Ltd.                      32,600      978,258
#   Dr Ci:Labo Co., Ltd.                               684    2,263,888
    Dydo Drinco, Inc.                               49,800    2,109,027
    Echo Trading Co., Ltd.                          11,000       81,121
    Ezaki Glico Co., Ltd.                          380,000    4,221,714
#   Fancl Corp.                                    232,200    2,761,360
#*  First Baking Co., Ltd.                         183,000      289,033
    Fuji Oil Co. Ltd/Osaka                         367,600    6,699,430
    Fujicco Co., Ltd.                              117,600    1,460,579
#   Fujiya Co., Ltd.                               363,000      716,959
    Hagoromo Foods Corp.                            39,000      431,186
    Heiwado Co., Ltd.                              176,800    2,757,263
    Hokkaido Coca-Cola Bottling Co., Ltd.           87,000      437,180
#   Hokuto Corp.                                   129,500    2,484,315
    House Foods Group, Inc.                         70,500    1,116,695
    Inageya Co., Ltd.                              172,800    1,784,261
    Itochu-Shokuhin Co., Ltd.                       27,400      906,918
    Itoham Foods, Inc.                             954,800    4,024,782
#   Iwatsuka Confectionery Co., Ltd.                   300       15,473
#   Izumiya Co., Ltd.                              447,000    2,110,681
    J-Oil Mills, Inc.                              512,000    1,617,512
    Kakiyasu Honten Co., Ltd.                       15,800      220,317
    Kameda Seika Co., Ltd.                          69,100    2,039,566
    Kansai Super Market Ltd.                        13,700      125,193
#   Kasumi Co., Ltd.                               234,300    1,445,603
    Kato Sangyo Co., Ltd.                          113,200    2,323,762
    Kenko Mayonnaise Co., Ltd.                      39,800      361,283
    KEY Coffee, Inc.                               101,600    1,609,062

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Consumer Staples -- (Continued)
    Kirindo Co., Ltd.                                 28,300 $  188,546
#   Kose Corp.                                       176,000  5,143,568
#   Kotobuki Spirits Co., Ltd.                        11,400    149,080
    Kusuri No Aoki Co., Ltd.                          25,100  1,567,588
    Kyodo Shiryo Co., Ltd.                           408,000    465,576
    Kyokuyo Co., Ltd.                                417,000  1,137,240
#   Life Corp.                                       183,400  3,051,077
#   Lion Corp.                                        57,000    342,089
#   Mandom Corp.                                     106,500  3,656,230
    Marudai Food Co., Ltd.                           534,000  1,679,418
#   Maruetsu, Inc. (The)                             375,000  1,244,047
    Maruha Nichiro Holdings, Inc.                  2,315,069  4,439,691
    Matsumotokiyoshi Holdings Co., Ltd.              175,300  5,915,032
    Maxvalu Nishinihon Co., Ltd.                       2,400     33,877
    Maxvalu Tokai Co., Ltd.                           57,500    817,394
    Medical System Network Co., Ltd.                  78,200    357,614
#   Megmilk Snow Brand Co., Ltd.                     259,000  3,678,065
    Meito Sangyo Co., Ltd.                            57,300    603,213
    Milbon Co., Ltd.                                  50,514  2,102,450
#   Ministop Co., Ltd.                                86,700  1,353,175
    Mitsubishi Shokuhin Co., Ltd.                     87,800  2,459,017
    Mitsui Sugar Co., Ltd.                           529,850  1,901,332
#   Miyoshi Oil & Fat Co., Ltd.                      375,000    604,448
    Morinaga & Co., Ltd.                           1,075,000  2,287,515
#   Morinaga Milk Industry Co., Ltd.               1,066,000  3,323,842
    Morozoff, Ltd.                                   139,000    442,671
    Nagatanien Co., Ltd.                             125,000  1,134,971
    Nakamuraya Co., Ltd.                             189,000    779,493
    Natori Co., Ltd.                                  20,300    199,537
    Nichimo Co., Ltd.                                170,000    346,435
#   Nichirei Corp.                                 1,382,000  7,133,447
#   Nihon Chouzai Co., Ltd.                            6,780    192,021
    Niitaka Co., Ltd.                                  7,260     77,142
    Nippon Beet Sugar Manufacturing Co., Ltd.        619,000  1,166,032
    Nippon Flour Mills Co., Ltd.                     668,000  3,222,373
#   Nippon Formula Feed Manufacturing Co., Ltd.      477,000    597,426
*   Nippon Suisan Kaisha, Ltd.                     1,326,000  2,704,638
#   Nisshin Oillio Group, Ltd. (The)                 639,000  2,147,123
    Nissin Sugar Co., Ltd.                            20,000    420,408
    Nitto Fuji Flour Milling Co., Ltd.                64,000    201,351
    Noevir Holdings Co., Ltd.                         83,900  1,363,046
    Oenon Holdings, Inc.                             316,000    821,718
#   OIE Sangyo Co., Ltd.                              20,900    175,725
    Okuwa Co., Ltd.                                  120,000  1,085,515
    Olympic Group Corp.                               64,900    481,184
#   OUG Holdings, Inc.                                29,000     53,444
#   Pigeon Corp.                                     191,600  9,885,257
#   Poplar Co., Ltd.                                  25,760    142,569
    Prima Meat Packers, Ltd.                         874,000  1,853,038
    Qol Co., Ltd.                                     52,100    332,091
    Riken Vitamin Co., Ltd.                           79,200  1,975,299
    Rock Field Co., Ltd.                              56,700  1,087,824

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Consumer Staples -- (Continued)
    Rokko Butter Co., Ltd.                            31,800 $    268,742
    S Foods, Inc.                                     77,762      781,145
#   S&B Foods, Inc.                                      499       18,556
    Sakata Seed Corp.                                177,600    2,424,123
    San-A Co., Ltd.                                   91,800    2,616,299
    Sapporo Holdings, Ltd.                         1,874,000    8,333,114
#   Shoei Foods Corp.                                 44,000      348,928
#   Showa Sangyo Co., Ltd.                           524,000    1,619,799
    Sogo Medical Co., Ltd.                            27,700    1,053,193
    ST Corp.                                          78,900      802,143
    Starzen Co., Ltd.                                328,000      907,538
    Takara Holdings, Inc.                            702,500    6,442,135
#   Tobu Store Co., Ltd.                             205,000      538,445
#   Toho Co. Ltd/Kobe                                194,000      700,781
#   Tohto Suisan Co., Ltd.                           143,000      312,133
    Torigoe Co., Ltd. (The)                           86,600      586,149
    Toyo Sugar Refining Co., Ltd.                    157,000      164,778
    UNY Group Holdings Co., Ltd.                   1,183,300    7,466,985
#   Uoriki Co., Ltd.                                   2,400       34,157
    Valor Co., Ltd.                                  201,400    2,906,867
    Warabeya Nichiyo Co., Ltd.                        80,760    1,506,843
#   Welcia Holdings Co., Ltd.                         43,100    2,607,096
    Yaizu Suisankagaku Industry Co., Ltd.             44,800      396,585
#   Yamatane Corp.                                   535,000    1,005,499
    Yamaya Corp.                                      22,800      328,434
    Yaoko Co., Ltd.                                   43,100    1,605,539
#   Yokohama Reito Co., Ltd.                         238,400    1,886,878
    Yomeishu Seizo Co., Ltd.                         100,000      828,214
    Yuasa Funashoku Co., Ltd.                        112,000      269,382
    Yutaka Foods Corp.                                 6,000      103,915
                                                             ------------
Total Consumer Staples                                        209,651,365
                                                             ------------
Energy -- (0.8%)
#   BP Castrol KK                                     66,500      314,264
#*  Cosmo Oil Co., Ltd.                            1,894,000    3,334,971
    Fuji Kosan Co., Ltd.                              33,100      211,351
    Fuji Oil Co., Ltd.                               293,100    1,051,920
    Itochu Enex Co., Ltd.                            311,000    1,694,704
#   Japan Drilling Co., Ltd.                           2,400      166,959
    Japan Oil Transportation Co., Ltd.                84,000      194,150
#   Kanto Natural Gas Development, Ltd.              155,000    1,092,815
#*  Kyoei Tanker Co., Ltd.                           111,000      271,092
    Mitsuuroko Holdings Co., Ltd.                    195,800      942,918
    Modec, Inc.                                       93,800    2,844,050
#   Nippon Gas Co., Ltd.                             154,000    1,722,025
    Nippon Seiro Co., Ltd.                            64,000      166,748
#   Sala Corp.                                       128,500      695,091
    San-Ai Oil Co., Ltd.                             314,000    1,356,111
    Shinko Plantech Co., Ltd.                        227,900    1,840,010
#   Sinanen Co., Ltd.                                268,000    1,045,311
    Toa Oil Co., Ltd.                                427,000      800,740

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
Energy -- (Continued)
    Toyo Kanetsu KK                                  473,000 $ 1,391,037
                                                             -----------
Total Energy                                                  21,136,267
                                                             -----------
Financials -- (9.7%)
    77 Bank, Ltd. (The)                              116,000     573,720
    Aichi Bank, Ltd. (The)                            54,200   2,463,230
#   Airport Facilities Co., Ltd.                     136,670   1,195,491
    Aizawa Securities Co., Ltd.                      179,600   1,222,475
    Akita Bank, Ltd. (The)                         1,120,400   2,813,003
    Anabuki Kosan, Inc.                                6,000      19,721
    Aomori Bank, Ltd. (The)                        1,136,000   2,963,061
    Asax Co., Ltd.                                     1,700      24,344
    Awa Bank, Ltd. (The)                           1,095,000   5,718,585
#   Bank of Iwate, Ltd. (The)                        105,100   4,773,216
    Bank of Kochi, Ltd. (The)                        178,000     202,687
    Bank of Nagoya, Ltd. (The)                       955,297   3,276,080
    Bank of Okinawa, Ltd. (The)                      110,300   4,269,143
    Bank of Saga, Ltd. (The)                         771,000   1,656,802
    Bank of the Ryukyus, Ltd.                        226,180   2,468,285
*   Chiba Kogyo Bank, Ltd. (The)                     230,600   1,757,624
    Chukyo Bank, Ltd. (The)                          676,000   1,219,384
#*  Cosmos Initia Co., Ltd.                           27,300     175,340
#   Daibiru Corp.                                    311,100   3,964,531
    Daiichi Commodities Co., Ltd.                     13,700      72,129
    Daiko Clearing Services Corp.                     43,000     297,831
    Daikyo, Inc.                                   1,923,000   5,973,522
    Daisan Bank, Ltd. (The)                          750,000   1,229,174
    Daishi Bank, Ltd. (The)                        2,006,000   7,003,326
    Daito Bank, Ltd. (The)                           898,000     943,819
    Dream Incubator, Inc.                                 13      23,130
    Ehime Bank, Ltd. (The)                           810,000   1,948,524
    Eighteenth Bank, Ltd. (The)                    1,093,000   2,517,740
    FIDEA Holdings Co., Ltd.                         542,500   1,070,197
    Financial Products Group Co., Ltd.                 7,200      79,006
    Fukui Bank, Ltd. (The)                         1,205,000   2,628,024
#   Fukushima Bank, Ltd. (The)                     1,368,000   1,214,070
    Fuyo General Lease Co., Ltd.                      84,500   3,505,674
    Goldcrest Co., Ltd.                              102,890   2,752,705
#   Heiwa Real Estate Co., Ltd.                      252,000   4,564,381
    Higashi-Nippon Bank, Ltd. (The)                  832,000   1,836,180
    Higo Bank, Ltd. (The)                          1,057,000   6,017,035
    Hokkoku Bank, Ltd. (The)                       1,620,000   5,987,282
    Hokuetsu Bank, Ltd. (The)                      1,206,000   2,501,199
    Hyakugo Bank, Ltd. (The)                       1,441,609   5,861,977
    Hyakujushi Bank, Ltd. (The)                    1,507,000   5,491,639
    IBJ Leasing Co., Ltd.                             69,100   1,945,738
    Iwai Cosmo Holdings, Inc.                        105,900   1,328,426
#   Jimoto Holdings, Inc.                            132,800     291,784
    Jowa Holdings Co., Ltd.                           37,700   1,128,688
    Juroku Bank, Ltd. (The)                        1,985,000   7,771,817
    Kabuki-Za Co., Ltd.                               39,000   1,939,337
    Kagoshima Bank, Ltd. (The)                       910,000   6,125,504

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Financials -- (Continued)
    Kansai Urban Banking Corp.                     1,030,000 $1,227,573
    Keihanshin Building Co., Ltd.                    162,400    897,459
    Keiyo Bank, Ltd. (The)                         1,187,000  6,045,068
    Kita-Nippon Bank, Ltd. (The)                      50,006  1,230,814
*   Kiyo Bank Ltd (The)                              382,290  5,081,389
    Kobayashi Yoko Co., Ltd.                          36,700     98,681
#   Kyokuto Securities Co., Ltd.                       9,100    159,298
#   Land Business Co., Ltd.                           54,200    240,969
    Marusan Securities Co., Ltd.                     385,500  3,177,313
    Michinoku Bank, Ltd. (The)                       795,000  1,652,507
    Mie Bank, Ltd. (The)                             440,000    896,234
    Minato Bank, Ltd. (The)                        1,076,000  1,876,376
    Mito Securities Co., Ltd.                        274,000  1,315,755
    Miyazaki Bank, Ltd. (The)                        938,000  2,722,375
#   Money Partners Group Co., Ltd.                    52,400    147,662
    Musashino Bank, Ltd. (The)                       196,000  6,876,837
#   Nagano Bank, Ltd. (The)                          496,000    893,696
    Nanto Bank, Ltd. (The)                           918,000  3,634,752
*   New Real Property K.K.                            43,900         --
#   Nisshin Fudosan Co.                              105,500    841,603
    North Pacific Bank, Ltd.                       1,161,100  5,069,732
    Ogaki Kyoritsu Bank, Ltd. (The)                2,012,000  5,667,424
    Oita Bank, Ltd. (The)                            973,900  3,572,499
    Okasan Securities Group, Inc.                    396,000  3,424,316
    Relo Holdings, Inc.                               42,900  1,988,996
    Ricoh Leasing Co., Ltd.                           97,500  2,791,825
    SAMTY Co., Ltd.                                       45     43,094
    San-In Godo Bank, Ltd. (The)                     961,000  6,976,501
    Sankyo Frontier Co., Ltd.                          2,000     15,007
#   Sawada Holdings Co., Ltd.                        113,300  1,063,982
    Senshu Ikeda Holdings, Inc.                    1,024,200  5,045,059
    Shiga Bank, Ltd. (The)                           736,000  4,022,503
    Shikoku Bank, Ltd. (The)                       1,055,000  2,443,480
    SHIMANE BANK, Ltd. (The)                          15,600    205,082
    Shimizu Bank, Ltd. (The)                          46,300  1,302,111
#   Sumitomo Real Estate Sales Co., Ltd.              61,360  2,008,920
    Taiko Bank, Ltd. (The)                           189,000    420,633
    Takagi Securities Co., Ltd.                      183,000    704,763
    Takara Leben Co., Ltd.                            21,300     84,060
#   TOC Co., Ltd.                                    435,250  3,535,951
    Tochigi Bank, Ltd. (The)                         745,000  2,848,866
    Toho Bank, Ltd. (The)                          1,306,200  4,100,579
    Tohoku Bank, Ltd. (The)                          541,000    805,666
    Tokyo Rakutenchi Co., Ltd.                       218,000  1,092,462
    Tokyo Theatres Co., Inc.                         380,000    636,264
    Tokyo Tomin Bank, Ltd. (The)                     204,700  2,193,488
*   Tokyu Fudosan Holdings Corp.                     400,427  3,933,820
    Tomato Bank, Ltd.                                476,000    838,425
    TOMONY Holdings, Inc.                            854,850  3,229,205
#   Tosei Corp.                                       46,800    375,660
    Tottori Bank, Ltd. (The)                         332,000    638,979
    Towa Bank, Ltd. (The)                          1,623,000  1,484,372

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- ------------
Financials -- (Continued)
#   Toyo Securities Co., Ltd.                      380,000 $  1,301,613
    Tsukuba Bank, Ltd. (The)                       462,800    1,618,398
    Yachiyo Bank, Ltd. (The)                        72,300    1,972,275
    Yamagata Bank, Ltd. (The)                      805,500    3,354,064
    Yamanashi Chuo Bank, Ltd. (The)                938,000    3,960,287
                                                           ------------
Total Financials                                            248,593,302
                                                           ------------
Health Care -- (4.2%)
#   A.S. One Corp.                                  76,368    1,686,052
    ASKA Pharmaceutical Co., Ltd.                  131,000      972,196
    Biofermin Pharmaceutical Co., Ltd.               5,600      140,783
    BML, Inc.                                       60,900    2,080,785
#   CMIC Holdings Co., Ltd.                         63,300      870,242
    Create Medic Co., Ltd.                          28,000      269,866
    Daito Pharmaceutical Co., Ltd.                  44,100      635,392
    Eiken Chemical Co., Ltd.                        91,000    1,689,089
#   EPS Corp.                                        1,606    1,668,782
    FALCO SD HOLDINGS Co., Ltd.                     38,700      505,374
    Fuji Pharma Co., Ltd.                           36,500      648,896
    Fuso Pharmaceutical Industries, Ltd.           427,000    1,361,762
    Hitachi Medical Corp.                           86,000    1,203,437
    Hogy Medical Co., Ltd.                          66,800    3,886,780
    Iwaki & Co., Ltd.                              122,000      270,905
    Japan Medical Dynamic Marketing, Inc.           44,900      137,619
#   JMS Co., Ltd.                                  156,000      508,857
#   Kaken Pharmaceutical Co., Ltd.                 417,000    6,512,147
    Kawasumi Laboratories, Inc.                     67,700      440,159
    Kissei Pharmaceutical Co., Ltd.                106,300    2,460,824
    KYORIN Holdings, Inc.                          265,900    5,668,506
#   Mani, Inc.                                      12,100      464,188
#   Message Co., Ltd.                               81,400    2,297,663
#   Mochida Pharmaceutical Co., Ltd.                65,599    4,152,012
    Nagaileben Co., Ltd.                            58,000      957,128
    Nakanishi, Inc.                                  3,600      511,881
    Nichi-iko Pharmaceutical Co., Ltd.              81,100    2,021,882
    Nichii Gakkan Co.                              260,500    2,610,908
    Nihon Kohden Corp.                             180,100    7,417,704
    Nikkiso Co., Ltd.                              350,000    4,330,008
    Nippon Chemiphar Co., Ltd.                     180,000      844,109
    Nippon Shinyaku Co., Ltd.                      269,000    4,636,916
#   Nipro Corp.                                    372,600    3,414,480
    Nissui Pharmaceutical Co., Ltd.                 70,500      778,963
    Paramount Bed Holdings Co., Ltd.                73,400    2,537,203
#   Rion Co., Ltd.                                  23,000      348,464
    Rohto Pharmaceutical Co., Ltd.                 475,000    6,893,342
    Seikagaku Corp.                                179,800    2,332,681
    Ship Healthcare Holdings, Inc.                 185,700    7,620,076
    Shofu, Inc.                                     24,800      224,237
    Software Service, Inc.                          11,200      421,101
    Taiko Pharmaceutical Co., Ltd.                  40,700      701,148
    Techno Medica Co., Ltd.                         17,400      378,920
    Toho Holdings Co., Ltd.                        270,300    5,233,112

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Health Care -- (Continued)
    Tokai Corp/Gifu                                   43,400 $  1,153,585
    Torii Pharmaceutical Co., Ltd.                    65,200    1,690,635
#   Towa Pharmaceutical Co., Ltd.                     55,400    2,771,985
#   Tsukui Corp.                                     170,000    1,884,190
    Vital KSK Holdings, Inc.                         184,400    1,293,386
#*  Wakamoto Pharmaceutical Co., Ltd.                107,000      292,605
#   ZERIA Pharmaceutical Co., Ltd.                   105,599    2,503,449
                                                             ------------
Total Health Care                                             106,336,414
                                                             ------------
Industrials -- (26.4%)
#*  A&A Material Corp.                               127,000      193,239
    Advan Co., Ltd.                                   96,200    1,185,032
    Advanex, Inc.                                     73,000       93,859
    Aeon Delight Co., Ltd.                             9,600      186,548
    Aica Kogyo Co., Ltd.                             282,300    5,779,148
#   Aichi Corp.                                      172,400      911,488
    Aida Engineering, Ltd.                           302,300    2,922,203
    Alinco, Inc.                                      47,300      452,929
    Alps Logistics Co., Ltd.                          50,700      510,355
    Altech Corp.                                      43,850      470,420
    Anest Iwata Corp.                                169,000      828,526
    Asahi Diamond Industrial Co., Ltd.               303,800    2,949,166
#   Asahi Kogyosha Co., Ltd.                         124,000      445,385
#*  Asanuma Corp.                                    796,000    1,310,079
    Asia Air Survey Co., Ltd.                         26,000       80,310
    Asunaro Aoki Construction Co., Ltd.              154,000      900,181
    Bando Chemical Industries, Ltd.                  452,000    1,763,608
    Benefit One, Inc.                                 98,200      977,868
    Bunka Shutter Co., Ltd.                          284,000    1,592,403
    Central Glass Co., Ltd.                        1,125,000    3,912,593
    Central Security Patrols Co., Ltd.                43,700      411,668
    Chiyoda Integre Co., Ltd.                         50,800      879,801
    Chudenko Corp.                                   130,500    2,149,955
#   Chugai Ro Co., Ltd.                              384,000    1,004,995
    CKD Corp.                                        322,100    2,990,056
#   Cosel Co., Ltd.                                  127,900    1,601,331
    CTI Engineering Co., Ltd.                         60,700      547,116
    Dai-Dan Co., Ltd.                                156,000      833,713
    Daido Kogyo Co., Ltd.                            171,000      491,296
#   Daifuku Co., Ltd.                                505,000    6,493,984
    Daihatsu Diesel Manufacturing Co., Ltd.           74,000      380,016
    Daihen Corp.                                     586,000    2,503,726
#   Daiho Corp.                                      763,000    2,866,467
    Daiichi Jitsugyo Co., Ltd.                       238,000    1,020,745
#   Daiki Ataka Engineering Co., Ltd.                 63,000      303,166
#   Daiseki Co., Ltd.                                200,163    3,931,172
    Daiseki Eco. Solution Co., Ltd.                    7,200      144,303
    Daiwa Industries, Ltd.                           178,000    1,120,089
*   DANTO HOLDINGS Corp.                             165,000      201,907
    Denyo Co., Ltd.                                   85,100    1,048,348
    Dijet Industrial Co., Ltd.                        80,000      131,900
#   DMG Mori Seiki Co., Ltd.                         551,500    8,946,428

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Industrials -- (Continued)
    DMW Corp.                                          4,800 $   78,132
    Duskin Co., Ltd.                                 268,200  5,451,415
    Ebara Jitsugyo Co., Ltd.                          35,500    485,195
    Eidai Co., Ltd.                                   71,000    386,390
    Emori & Co., Ltd.                                 28,000    464,461
    en-japan, Inc.                                    47,500  1,060,937
#   Endo Lighting Corp.                               44,500  1,025,771
*   Enshu, Ltd.                                      281,000    459,971
*   Fudo Tetra Corp.                                 842,500  1,633,835
    Fujikura, Ltd.                                 2,042,000  9,317,972
#*  Fujisash Co., Ltd.                               296,200    735,932
    Fujitec Co., Ltd.                                384,000  4,721,847
    Fukuda Corp.                                     511,000  2,119,250
    Fukushima Industries Corp.                        66,400    892,686
#   Fukuyama Transporting Co., Ltd.                  666,400  4,259,489
*   FULLCAST Holdings Co., Ltd.                       42,600    124,206
    Funai Consulting, Inc.                           112,400    897,887
    Furukawa Co., Ltd.                             1,536,000  3,202,202
#   Furukawa Electric Co., Ltd.                    3,973,000  9,208,531
    Furusato Industries, Ltd.                         50,600    524,089
    Futaba Corp.                                     154,300  2,137,570
    Gecoss Corp.                                     112,400    867,999
    Glory, Ltd.                                      305,000  7,563,052
    Hamakyorex Co., Ltd.                              39,100  1,081,816
    Hanwa Co., Ltd.                                1,084,000  5,043,514
    Harmonic Drive Systems, Inc.                         700     15,070
#   Hazama Ando Corp.                                796,000  2,941,145
    Hibiya Engineering, Ltd.                         131,300  1,597,213
    Hisaka Works, Ltd.                               115,000  1,031,850
    Hitachi Koki Co., Ltd.                           291,400  2,136,046
#   Hitachi Metals Techno, Ltd.                       56,500    538,870
    Hitachi Transport System, Ltd.                   108,100  1,714,141
    Hitachi Zosen Corp.                              879,499  6,993,194
    Hokuetsu Industries Co., Ltd.                     85,000    274,480
    Hokuriku Electrical Construction Co., Ltd.        64,000    261,432
    Hosokawa Micron Corp.                            166,000  1,181,141
    Howa Machinery, Ltd.                              70,500    644,354
    Ichiken Co., Ltd.                                 87,000    165,830
    ICHINEN HOLDINGS Co., Ltd.                       100,300    716,880
#   Idec Corp.                                       149,200  1,339,740
    Iino Kaiun Kaisha, Ltd.                          260,200  1,713,598
    Inaba Denki Sangyo Co., Ltd.                     128,500  3,868,193
    Inaba Seisakusho Co., Ltd.                        58,800    764,009
    Inabata & Co., Ltd.                              317,300  3,111,966
#*  Inui Steamship Co., Ltd.                         128,800    506,103
    Inui Warehouse Co., Ltd.                          23,600    241,692
#   Iseki & Co., Ltd.                              1,003,000  3,261,151
#   Ishii Iron Works Co., Ltd.                        57,000    165,198
    Itoki Corp.                                      205,900  1,044,126
#*  Iwasaki Electric Co., Ltd.                       367,000    778,140
    Iwatani Corp.                                  1,022,000  4,706,865
    Jalux, Inc.                                       40,800    478,154

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Industrials -- (Continued)
#   Jamco Corp.                                       80,000 $1,133,770
#   Japan Airport Terminal Co., Ltd.                 155,700  3,775,266
#   Japan Foundation Engineering Co., Ltd.           162,500    698,325
    Japan Pulp & Paper Co., Ltd.                     469,000  1,514,898
    Japan Transcity Corp.                            249,000    827,665
    JK Holdings Co., Ltd.                             92,540    573,173
    Kamei Corp.                                      153,000  1,139,274
    Kanaden Corp.                                    116,000    774,349
    Kanagawa Chuo Kotsu Co., Ltd.                    192,000    991,855
    Kanamoto Co., Ltd.                               135,000  3,646,529
    Kandenko Co., Ltd.                               576,000  3,639,613
    Kanematsu Corp.                                2,253,625  3,056,960
*   Kanematsu-NNK Corp.                              125,000    211,720
    Katakura Industries Co., Ltd.                    132,100  1,567,229
    Kato Works Co., Ltd.                             296,000  2,029,447
#   KAWADA TECHNOLOGIES, Inc.                         62,300  1,853,614
    Kawasaki Kinkai Kisen Kaisha, Ltd.                99,000    294,927
#   Kawasaki Kisen Kaisha, Ltd.                      213,000    488,287
#   Keihin Co. Ltd/Minato-Ku Tokyo Japan             245,000    465,378
*   KI Holdings Co., Ltd.                             54,000    113,846
    King Jim Co., Ltd.                                30,400    213,486
    Kinki Sharyo Co., Ltd.                           185,000    565,529
    Kintetsu World Express, Inc.                      84,200  3,213,711
    Kitagawa Iron Works Co., Ltd.                    502,000  1,054,119
    Kitano Construction Corp.                        242,000    572,057
    Kitazawa Sangyo Co., Ltd.                         37,000     67,067
    Kito Corp.                                        46,900    739,547
    Kitz Corp.                                       508,700  2,191,991
    Koike Sanso Kogyo Co., Ltd.                      149,000    348,032
    Kokusai Co., Ltd.                                 19,600    181,920
    Kokuyo Co., Ltd.                                 455,525  3,486,000
#   KOMAIHALTEC, Inc.                                213,000    707,085
    Komatsu Wall Industry Co., Ltd.                   48,300  1,019,359
    Komori Corp.                                     407,800  6,412,688
    Kondotec, Inc.                                   114,100    870,612
#*  Kosaido Co., Ltd.                                284,200  1,647,113
    KRS Corp.                                         37,200    407,375
#   Kuroda Electric Co., Ltd.                        174,000  2,437,352
    Kyodo Printing Co., Ltd.                         540,000  1,503,636
*   Kyokuto Boeki Kaisha, Ltd.                        58,000    125,388
    Kyokuto Kaihatsu Kogyo Co., Ltd.                 210,100  2,627,052
    Kyoritsu Printing Co., Ltd.                        5,400     14,812
    Kyosan Electric Manufacturing Co., Ltd.          278,000    923,141
    Kyowa Exeo Corp.                                 482,300  5,727,079
    Kyudenko Corp.                                   225,000  1,353,579
*   Lonseal Corp.                                    116,000    147,995
    Maeda Corp.                                      845,000  6,079,622
    Maeda Road Construction Co., Ltd.                360,000  6,401,143
    Maezawa Industries, Inc.                          35,700    134,709
    Maezawa Kasei Industries Co., Ltd.                50,700    539,341
    Maezawa Kyuso Industries Co., Ltd.                52,800    689,320
    Makino Milling Machine Co., Ltd.                 576,000  3,771,587

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
Industrials -- (Continued)
    Marubeni Construction Material Lease Co., Ltd.    75,000 $   170,667
    Marufuji Sheet Piling Co., Ltd.                    7,000      18,756
    Maruka Machinery Co., Ltd.                        28,100     419,788
#   Maruyama Manufacturing Co., Inc.                 237,000     653,493
    Maruzen Showa Unyu Co., Ltd.                     309,000   1,134,805
    Matsuda Sangyo Co., Ltd.                          82,582   1,156,590
    Matsui Construction Co., Ltd.                    128,600     547,138
    Max Co., Ltd.                                    197,000   2,214,169
#   Meidensha Corp.                                  989,050   3,699,073
#   Meiji Shipping Co., Ltd.                         114,200     504,151
    Meisei Industrial Co., Ltd.                      221,000     949,050
    Meitec Corp.                                     156,900   4,182,431
    Meito Transportation Co., Ltd.                    22,000     144,992
#   Meiwa Corp.                                      166,400     549,804
    Mesco, Inc.                                       22,000     145,289
#   Minebea Co., Ltd.                              1,975,000  10,933,515
    Mirait Holdings Corp.                            358,985   3,185,008
    Mitani Corp.                                      64,700   1,397,488
#*  Mitsubishi Kakoki Kaisha, Ltd.                   369,000     738,353
    Mitsubishi Nichiyu Forklift Co., Ltd.            147,000     729,412
    Mitsubishi Pencil Co., Ltd.                      104,500   2,727,146
    Mitsuboshi Belting Co., Ltd.                     296,000   1,525,884
    Mitsui Engineering & Shipbuilding Co., Ltd.    4,170,000   8,185,614
#   Mitsui Matsushima Co., Ltd.                      761,000   1,182,724
#   Mitsui-Soko Co., Ltd.                            220,000   1,105,241
    Mitsumura Printing Co., Ltd.                      93,000     248,880
#   Miura Co., Ltd.                                  157,300   4,126,016
#*  Miyaji Engineering Group, Inc.                   674,175   1,495,206
    Morita Holdings Corp.                            239,000   2,102,359
    Moshi Moshi Hotline, Inc.                        240,800   3,026,761
#   NAC Co., Ltd.                                     50,800     914,360
#   Nachi-Fujikoshi Corp.                            913,000   4,482,487
    Nagase & Co., Ltd.                                94,800   1,180,895
    Nakabayashi Co., Ltd.                            217,000     473,426
    Nakano Corp.                                       5,500      14,077
    Namura Shipbuilding Co., Ltd.                    182,100   2,636,857
    Narasaki Sangyo Co., Ltd.                         56,000     115,996
    NDS Co., Ltd.                                    231,000     665,696
    NEC Capital Solutions, Ltd.                       45,100   1,117,760
#   Nichias Corp.                                    553,000   3,741,314
    Nichiban Co., Ltd.                               122,000     476,900
    Nichiden Corp.                                    24,500     577,533
    Nichiha Corp.                                    132,380   1,899,711
    Nichireki Co., Ltd.                              138,000   1,428,411
#   Nihon M&A Center, Inc.                            19,300   1,488,523
    Nikkato Corp.                                        700       3,035
    Nikko Co., Ltd.                                  149,000     866,153
    Nippo Corp.                                      315,000   5,909,702
#   Nippon Carbon Co., Ltd.                          663,000   1,292,101
*   Nippon Conveyor Co., Ltd.                        170,000     263,931
    Nippon Densetsu Kogyo Co., Ltd.                  211,000   2,637,490
    Nippon Filcon Co., Ltd.                           70,900     317,262

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Industrials -- (Continued)
    Nippon Hume Corp.                                112,000 $1,012,996
#   Nippon Jogesuido Sekkei Co., Ltd.                 29,500    372,108
#   Nippon Kanzai Co., Ltd.                           43,000    781,916
    Nippon Koei Co., Ltd.                            372,000  1,750,014
    Nippon Konpo Unyu Soko Co., Ltd.                 313,300  5,461,382
#   Nippon Parking Development Co., Ltd.               7,887    611,403
    Nippon Rietec Co., Ltd.                            7,000     51,037
    Nippon Road Co., Ltd. (The)                      395,000  2,460,082
    Nippon Seisen Co., Ltd.                          103,000    470,693
#   Nippon Sharyo, Ltd.                              391,000  2,061,426
#*  Nippon Sheet Glass Co., Ltd.                   5,424,000  7,034,712
    Nippon Signal Co., Ltd.                          291,200  2,214,593
    Nippon Steel & Sumikin Bussan                    882,599  2,684,013
    Nippon Steel & Sumikin Texeng                    274,000  1,116,981
    Nippon Thompson Co., Ltd.                        375,000  2,040,986
    Nippon Tungsten Co., Ltd.                         62,000    100,228
    Nishi-Nippon Railroad Co., Ltd.                  627,000  2,401,978
    Nishimatsu Construction Co., Ltd.              1,855,000  6,548,878
    Nishio Rent All Co., Ltd.                         84,700  2,292,377
#   Nissei ASB Machine Co., Ltd.                       6,900    146,097
#   Nissei Corp.                                      37,900    347,409
    Nissei Plastic Industrial Co., Ltd.              265,600  1,732,895
#   Nisshinbo Holdings, Inc.                         834,000  7,366,107
    Nissin Corp.                                     377,000  1,105,766
#   Nissin Electric Co., Ltd.                        284,000  1,806,592
    Nitta Corp.                                      112,800  2,375,859
    Nitto Boseki Co., Ltd.                           838,000  3,896,316
    Nitto Kogyo Corp.                                149,000  2,355,771
    Nitto Kohki Co., Ltd.                             68,300  1,290,568
    Nitto Seiko Co., Ltd.                            138,000    510,738
    Nittoc Construction Co., Ltd.                    154,100    672,936
#   Nittoku Engineering Co., Ltd.                     79,500    706,296
    Noda Corp.                                       158,100    942,540
    Nomura Co., Ltd.                                 220,000  1,994,424
    Noritake Co., Ltd/Nagoya                         588,000  1,598,845
    Noritz Corp.                                     164,200  3,806,002
#*  NS United Kaiun Kaisha, Ltd.                     574,000  1,740,869
#*  NTN Corp.                                        982,000  4,720,324
#   Obara Group, Inc.                                 58,700  1,484,883
    Obayashi Road Corp.                              175,000  1,027,162
#   Oiles Corp.                                      138,142  3,086,495
    Okabe Co., Ltd.                                  217,600  2,913,372
*   Okamoto Machine Tool Works, Ltd.                 166,000    211,727
#   Okamura Corp.                                    364,900  2,637,173
*   OKI Electric Cable Co., Ltd.                      90,000    154,774
#   OKK Corp.                                        419,000    611,568
#   OKUMA Corp.                                      792,000  6,690,276
    Okumura Corp.                                    951,400  4,517,399
    Onoken Co., Ltd.                                  75,600    909,193
    Organo Corp.                                     221,000  1,071,326
    OSG Corp.                                        401,700  6,498,156
#   Outsourcing, Inc.                                 28,700    288,564

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Industrials -- (Continued)
#   Oyo Corp.                                        109,600 $1,810,516
#   Pasco Corp.                                      101,000    419,669
    Pasona Group, Inc.                                   969    759,254
    Penta-Ocean Construction Co., Ltd.             1,646,000  4,976,595
    Pilot Corp.                                       81,100  3,080,033
    Prestige International, Inc.                      65,200    612,107
    Pronexus, Inc.                                   133,200    865,253
#   PS Mitsubishi Construction Co., Ltd.              37,300    198,121
    Raito Kogyo Co., Ltd.                            286,500  2,378,633
    Rheon Automatic Machinery Co., Ltd.               64,000    186,646
    Ryobi, Ltd.                                      710,200  3,138,765
    Sakai Heavy Industries, Ltd.                     224,000    924,106
    Sakai Moving Service Co., Ltd.                    10,300    323,007
    Sanki Engineering Co., Ltd.                      340,000  2,122,854
#   Sanko Metal Industrial Co., Ltd.                 136,000    380,997
    Sankyo Tateyama, Inc.                            171,000  3,613,676
    Sankyu, Inc.                                   1,545,000  5,530,234
    Sanritsu Corp.                                     9,500     51,528
#   Sanwa Holdings Corp.                           1,215,000  7,786,723
    Sanyo Denki Co., Ltd.                            223,000  1,457,493
    Sanyo Engineering & Construction, Inc.            48,000    207,309
    Sanyo Industries, Ltd.                            99,000    187,610
#*  Sasebo Heavy Industries Co., Ltd.                701,000    730,149
#   Sata Construction Co., Ltd.                      384,000    618,593
#   Sato Holdings Corp.                              115,100  2,334,976
    Sato Shoji Corp.                                  65,300    399,752
    SBS Holdings, Inc.                                 6,000     88,575
    Secom Joshinetsu Co., Ltd.                        33,900    838,516
    Seibu Electric Industry Co., Ltd.                 67,000    297,660
    Seika Corp.                                      322,000    784,580
#*  Seikitokyu Kogyo Co., Ltd.                       713,000  1,026,947
    Seino Holdings Co., Ltd.                         731,000  7,219,534
    Sekisui Jushi Corp.                              168,000  2,445,973
#   Senko Co., Ltd.                                  497,000  2,680,426
#   Senshu Electric Co., Ltd.                         37,300    455,976
#   Shibusawa Warehouse Co., Ltd. (The)              265,000  1,130,942
    Shibuya Kogyo Co., Ltd.                           44,100    834,937
    Shima Seiki Manufacturing, Ltd.                  152,300  3,124,572
    Shin Nippon Air Technologies Co., Ltd.            88,780    557,446
    Shin-Keisei Electric Railway Co., Ltd.           182,000    700,382
    Shinmaywa Industries, Ltd.                       473,000  3,705,926
    Shinnihon Corp.                                  194,800    678,475
    Shinsho Corp.                                    254,000    526,437
    Shinwa Co. Ltd/Nagoya                              8,400     97,609
    Shoko Co., Ltd.                                  390,000    627,832
#   Showa Aircraft Industry Co., Ltd.                 27,000    312,717
#   Sinfonia Technology Co., Ltd.                    574,000  1,017,731
#   Sinko Industries, Ltd.                            87,000    716,710
    Sintokogio, Ltd.                                 259,800  1,954,942
    Soda Nikka Co., Ltd.                              67,000    282,968
    Sodick Co., Ltd.                                 259,300  1,212,080
    Sohgo Security Services Co., Ltd.                338,100  6,834,701

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Industrials -- (Continued)
    Sotetsu Holdings, Inc.                           625,000 $2,324,778
#   Space Co., Ltd.                                   73,420    683,873
    Srg Takamiya Co., Ltd.                            10,200     89,361
    Subaru Enterprise Co., Ltd.                       59,000    227,275
    Sugimoto & Co., Ltd.                              34,100    313,149
    Sumitomo Densetsu Co., Ltd.                       98,100  1,448,908
#*  Sumitomo Mitsui Construction Co., Ltd.         2,130,400  2,783,067
    Sumitomo Precision Products Co., Ltd.            180,000    778,589
    Sumitomo Warehouse Co., Ltd. (The)               754,000  4,422,103
*   SWCC Showa Holdings Co., Ltd.                  1,732,000  1,976,056
    Tadano, Ltd.                                     213,579  2,936,982
    Taihei Dengyo Kaisha, Ltd.                       193,000  1,359,041
    Taiheiyo Kouhatsu, Inc.                          353,000    392,719
    Taikisha, Ltd.                                   162,300  3,772,641
#   Takada Kiko Co., Ltd.                             90,000    208,280
    Takano Co., Ltd.                                  51,100    251,244
#   Takaoka Toko Holdings Co., Ltd.                   44,820    910,302
    Takara Printing Co., Ltd.                         38,055    263,058
    Takara Standard Co., Ltd.                        509,000  4,095,310
    Takasago Thermal Engineering Co., Ltd.           328,800  2,747,838
#   Takashima & Co., Ltd.                            192,000    541,962
#   Takeei Corp.                                      83,400  1,312,255
#   Takeuchi Manufacturing Co., Ltd.                  66,400  1,400,589
#   Takigami Steel Construction Co., Ltd. (The)       50,000    200,755
#   Takisawa Machine Tool Co., Ltd.                  349,000    520,320
#   Takuma Co., Ltd.                                 392,000  3,341,219
#   Tanseisha Co., Ltd.                              106,000    716,577
    Tatsuta Electric Wire and Cable Co., Ltd.        260,200  1,837,183
    TECHNO ASSOCIE Co., Ltd.                          58,400    601,185
    Techno Ryowa, Ltd.                                71,390    331,158
#   Teikoku Electric Manufacturing Co., Ltd.          35,300    830,981
    Teikoku Sen-I Co., Ltd.                          119,000  1,093,651
#*  Tekken Corp.                                     763,000  2,495,008
#   Temp Holdings Co., Ltd.                           48,600  1,415,619
#   Teraoka Seisakusho Co., Ltd.                      53,600    218,108
#*  Toa Corp.                                      1,060,000  2,575,937
    TOA ROAD Corp.                                   246,000  1,342,644
#*  Tobishima Corp.                                  640,500  1,215,944
    Tocalo Co., Ltd.                                  81,900  1,340,903
    Toda Corp.                                     1,143,000  4,178,614
    Toenec Corp.                                     212,000  1,322,348
    TOKAI Holdings Corp.                             484,300  1,715,229
    Tokai Lease Co., Ltd.                            154,000    280,932
    Tokyo Energy & Systems, Inc.                     143,000    760,933
#   Tokyo Keiki, Inc.                                319,000    988,836
#*  Tokyo Kikai Seisakusho, Ltd.                     225,000    273,926
    Tokyo Sangyo Co., Ltd.                            81,000    277,315
#*  Tokyu Construction Co., Ltd.                     102,920    604,771
    Toli Corp.                                       252,000    529,973
#   Tomoe Corp.                                      150,100    767,710
#   Tomoe Engineering Co., Ltd.                       36,200    576,447
    Tonami Holdings Co., Ltd.                        331,000    722,309

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Industrials -- (Continued)
    Toppan Forms Co., Ltd.                           280,000 $  2,611,447
    Torishima Pump Manufacturing Co., Ltd.           111,200      989,976
    Toshiba Machine Co., Ltd.                        641,000    3,315,198
    Toshiba Plant Systems & Services Corp.           228,450    4,030,852
#   Tosho Printing Co., Ltd.                         243,000      651,170
    Totetsu Kogyo Co., Ltd.                          140,300    3,159,868
#   Toyo Construction Co., Ltd.                      340,800    1,204,148
#   Toyo Denki Seizo - Toyo Electric
      Manufacturing Co., Ltd.                        213,000      695,439
    Toyo Engineering Corp.                           653,400    2,784,115
    Toyo Machinery & Metal Co., Ltd.                  42,400      167,804
#   Toyo Tanso Co., Ltd.                              68,900    1,305,791
#   Toyo Wharf & Warehouse Co., Ltd.                 317,000      858,974
    Trancom Co., Ltd.                                 40,000    1,251,573
    Trinity Industrial Corp.                          19,000       81,248
    Trusco Nakayama Corp.                            107,400    2,286,585
    Tsubakimoto Chain Co.                            779,700    5,165,432
    Tsubakimoto Kogyo Co., Ltd.                      117,000      315,714
#*  Tsudakoma Corp.                                  272,000      446,235
#   Tsugami Corp.                                    368,000    1,849,680
    Tsukishima Kikai Co., Ltd.                       127,000    1,337,406
    Tsurumi Manufacturing Co., Ltd.                   94,000      963,018
    TTK Co., Ltd.                                     62,000      269,579
    Uchida Yoko Co., Ltd.                            331,000      971,166
#   Ueki Corp.                                       364,000      810,557
    Union Tool Co.                                    64,700    1,487,242
    Ushio, Inc.                                      267,800    3,382,551
    Utoc Corp.                                        92,900      307,193
#*  Wakachiku Construction Co., Ltd.               1,204,000    1,635,218
    Wakita & Co., Ltd.                               197,000    2,565,308
#   Weathernews, Inc.                                 37,900      819,744
#   Yahagi Construction Co., Ltd.                    147,200    1,030,990
    YAMABIKO Corp.                                    34,482    1,054,552
    Yamato Corp.                                      82,000      298,661
    Yamaura Corp.                                     25,000       74,502
    Yamazen Corp.                                    305,500    1,937,327
    Yasuda Warehouse Co., Ltd. (The)                 100,100    1,250,045
    Yokogawa Bridge Holdings Corp.                   170,400    2,426,594
    Yondenko Corp.                                   132,800      469,030
    Yuasa Trading Co., Ltd.                          996,000    2,011,072
    Yuken Kogyo Co., Ltd.                            183,000      404,041
    Yurtec Corp.                                     256,000      831,483
    Yusen Logistics Co., Ltd.                        103,200    1,165,156
#   Yushin Precision Equipment Co., Ltd.              29,134      590,711
                                                             ------------
Total Industrials                                             677,590,975
                                                             ------------
Information Technology -- (9.2%)
#   A&D Co., Ltd.                                     94,100      614,051
    Ai Holdings Corp.                                255,500    3,274,035
    Aichi Tokei Denki Co., Ltd.                      192,000      561,362
#   Aiphone Co., Ltd.                                 84,900    1,390,495
#   Allied Telesis Holdings KK                       470,700      450,718
    Alpha Systems, Inc.                               35,560      486,449

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Information Technology -- (Continued)
*   Alps Electric Co., Ltd.                        1,084,100 $9,513,585
    Amano Corp.                                      351,700  3,445,665
    Anritsu Corp.                                        500      6,556
    AOI Electronic Co., Ltd.                          35,200    532,728
    Argo Graphics, Inc.                               25,600    419,538
    Arisawa Manufacturing Co., Ltd.                  186,600  1,260,207
    Asahi Net, Inc.                                   74,000    367,147
#   Axell Corp.                                       43,600    832,774
    Azbil Corp.                                      168,100  4,050,307
    Bit-isle, Inc.                                   112,900    968,294
    CAC Corp.                                         72,400    643,521
    Canon Electronics, Inc.                          127,100  2,375,634
    Chino Corp.                                      165,000    385,117
    CMK Corp.                                        263,200    758,472
    Computer Engineering & Consulting, Ltd.           69,400    441,824
    CONEXIO Corp.                                     99,100    852,484
    Core Corp.                                        37,100    281,644
    Cresco, Ltd.                                      23,200    180,178
    Cybernet Systems Co., Ltd.                        12,000     42,121
    Cybozu, Inc.                                       1,157    337,901
#   Dai-ichi Seiko Co., Ltd.                          53,200    816,075
#   Daishinku Corp.                                  193,000    730,359
    Daito Electron Co., Ltd.                           5,900     24,677
    Daiwabo Holdings Co., Ltd.                     1,152,000  2,207,672
    Denki Kogyo Co., Ltd.                            319,000  2,113,329
#   DKK-Toa Corp.                                     38,200    201,040
    DTS Corp.                                        114,800  1,965,546
    Eizo Corp.                                        99,300  2,443,569
    Elecom Co., Ltd.                                  43,500    617,537
#   Elematec Corp.                                    39,871    580,521
#   EM Systems Co., Ltd.                              10,800    219,914
#   Enplas Corp.                                      45,000  2,966,634
#   ESPEC Corp.                                      123,100    958,592
    Excel Co., Ltd.                                   36,400    432,735
#   Faith, Inc.                                       27,910    293,714
#   Ferrotec Corp.                                   179,000    880,015
#   Fuji Electronics Co., Ltd.                        55,100    755,003
    Fuji Soft, Inc.                                  120,000  2,385,894
    Fujitsu Frontech, Ltd.                            77,500    636,081
#   Furuno Electric Co., Ltd.                         86,500    564,972
    Furuya Metal Co., Ltd.                            10,800    294,113
    Future Architect, Inc.                           114,800    671,456
    GMO Payment Gateway, Inc.                         11,700    386,832
#   Gree, Inc.                                        70,200    603,756
#   Gurunavi, Inc.                                    83,100  1,793,746
    Hakuto Co., Ltd.                                  85,700    828,710
#   Hioki EE Corp.                                    45,400    648,225
    Hitachi Kokusai Electric, Inc.                   189,500  2,545,850
    Hochiki Corp.                                     97,000    489,528
    Hokuriku Electric Industry Co., Ltd.             398,000    556,883
    Horiba, Ltd.                                     218,850  7,996,873
    Hosiden Corp.                                    351,400  1,920,699

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                   Shares   Value++
                                                   ------- ----------
Information Technology -- (Continued)
    I-Net Corp/Kanagawa                             47,800 $  350,699
    Icom, Inc.                                      49,700  1,147,331
#*  Ikegami Tsushinki Co., Ltd.                    268,000    290,364
    Ines Corp.                                     202,300  1,339,841
#   Infocom Corp.                                   73,800    650,670
    Information Services International-Dentsu,
      Ltd.                                          76,700    865,614
    Innotech Corp.                                  92,200    425,223
    Internet Initiative Japan, Inc.                141,600  3,974,044
    Iriso Electronics Co., Ltd.                     45,400  1,789,287
    IT Holdings Corp.                              448,301  6,439,577
    Itfor, Inc.                                     99,500    411,072
    Iwatsu Electric Co., Ltd.                      541,000    547,032
    Japan Aviation Electronics Industry, Ltd.      349,600  3,519,621
    Japan Digital Laboratory Co., Ltd.             117,300  1,400,018
#*  Japan Radio Co., Ltd.                          304,000  1,146,590
    Jastec Co., Ltd.                                61,400    538,059
#   JBCC Holdings, Inc.                             84,900    788,884
#*  Justsystems Corp.                              165,300  1,592,850
    Kaga Electronics Co., Ltd.                     116,400  1,171,150
    Kanematsu Electronics, Ltd.                     83,100  1,082,351
#*  KLab, Inc.                                     128,600  1,034,267
    Koa Corp.                                      189,200  1,778,807
    Kyoden Co., Ltd.                                 1,300      1,880
#   Kyoei Sangyo Co., Ltd.                          97,000    190,823
    Kyowa Electronics Instruments Co., Ltd.         56,000    245,084
    LAC Co., Ltd.                                   61,400    380,127
#   Lasertec Corp.                                  97,400  1,006,232
    Macnica, Inc.                                   57,900  1,569,846
#   Macromill, Inc.                                211,600  1,331,199
    Marubun Corp.                                   98,500    453,936
#   Maruwa Co. Ltd/Aichi                            53,800  1,953,019
    Marvelous AQL, Inc.                            163,400  1,008,989
    Megachips Corp.                                104,400  1,710,598
#*  Meiko Electronics Co., Ltd.                     70,200    533,963
#   Melco Holdings, Inc.                            77,000  1,054,668
    Micronics Japan Co., Ltd.                       28,000    187,157
    Mimasu Semiconductor Industry Co., Ltd.         94,181    825,353
#   Miraial Co., Ltd.                               33,800    548,266
    Miroku Jyoho Service Co., Ltd.                  99,500    395,413
    Mitsubishi Research Institute, Inc.             23,300    505,987
    Mitsui High-Tec, Inc.                          146,300  1,036,591
#   Mitsui Knowledge Industry Co., Ltd.            364,300    571,176
*   Mitsumi Electric Co., Ltd.                     560,900  3,782,381
#   MTI, Ltd.                                       36,800    462,772
#   Mutoh Holdings Co., Ltd.                       101,000    437,001
    Nagano Keiki Co., Ltd.                           5,500     38,301
    Nakayo Telecommunications, Inc.                411,000  1,370,851
    NEC Fielding, Ltd.                              97,600  1,102,330
    NEC Networks & System Integration Corp.        140,600  3,540,203
#   NET One Systems Co., Ltd.                      493,600  3,443,285
#   Nichicon Corp.                                 302,300  3,165,944
    Nidec Copal Electronics Corp.                   87,400    540,195

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                   Shares   Value++
                                                   ------- ----------
Information Technology -- (Continued)
    NIFTY Corp.                                     47,400 $  617,911
#   Nihon Dempa Kogyo Co., Ltd.                    105,700    984,012
    Nihon Unisys, Ltd.                             272,875  2,433,453
#   Nippon Ceramic Co., Ltd.                        88,600  1,292,815
*   Nippon Chemi-Con Corp.                         781,000  3,529,511
    Nippon Kodoshi Corp.                             6,200     73,680
    Nippon Systemware Co., Ltd.                     27,900    117,412
    Nohmi Bosai, Ltd.                              135,000  1,363,425
#   NS Solutions Corp.                              97,800  2,229,935
    NSD Co., Ltd.                                  202,500  2,476,688
    Nuflare Technology, Inc.                        15,200  2,034,983
    OBIC Business Consultants, Ltd.                 44,300  1,529,793
*   Ohara, Inc.                                     47,600    296,113
    Okaya Electric Industries Co., Ltd.             73,000    253,443
    ONO Sokki Co., Ltd.                            114,000    505,744
    Optex Co., Ltd.                                 59,300    974,915
#   Origin Electric Co., Ltd.                      168,000    565,094
#   Osaki Electric Co., Ltd.                       173,000  1,140,528
    Panasonic Industrial Devices SUNX Co., Ltd.    110,800    509,107
    Panasonic Information Systems                   15,700    415,880
    PCA Corp.                                        2,500     30,505
    Riken Keiki Co., Ltd.                           82,300    630,526
    Riso Kagaku Corp.                               91,800  2,044,969
    Ryoden Trading Co., Ltd.                       173,000  1,183,125
    Ryosan Co., Ltd.                               189,600  3,671,085
    Ryoyo Electro Corp.                            113,200  1,037,181
#   Sanken Electric Co., Ltd.                      610,000  3,366,317
    Sanshin Electronics Co., Ltd.                  154,200  1,006,667
    Satori Electric Co., Ltd.                       79,080    477,782
    Saxa Holdings, Inc.                            307,000    495,513
    Shibaura Electronics Co., Ltd.                  15,900    201,529
#*  Shibaura Mechatronics Corp.                    199,000    496,322
    Shindengen Electric Manufacturing Co., Ltd.    410,000  2,638,214
#   Shinkawa, Ltd.                                  68,300    442,449
    Shinko Electric Industries Co., Ltd.           403,000  3,592,677
    Shinko Shoji Co., Ltd.                         125,200  1,071,502
    Shizuki Electric Co., Inc.                     103,000    399,510
#   Siix Corp.                                      87,200  1,064,149
#   SMK Corp.                                      347,000  1,669,389
    Softbank Technology Corp.                       10,000    178,864
*   Softbrain Co., Ltd.                              7,700     10,678
    Soshin Electric Co., Ltd.                        4,600     17,284
#   Square Enix Holdings Co., Ltd.                 372,200  5,998,638
    SRA Holdings                                    51,300    573,752
    Star Micronics Co., Ltd.                       221,600  2,384,594
    Sumida Corp.                                    86,249    411,361
    Sun-Wa Technos Corp.                            16,500    153,681
    Systena Corp.                                  117,600    858,278
#*  Tabuchi Electric Co., Ltd.                      21,000    111,652
    Tachibana Eletech Co., Ltd.                     63,300    725,279
#   Taiyo Yuden Co., Ltd.                          619,100  7,935,573
    Tamura Corp.                                   422,000  1,109,917

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Information Technology -- (Continued)
    Tecmo Koei Holdings Co., Ltd.                    150,730 $  1,709,750
    Teikoku Tsushin Kogyo Co., Ltd.                  215,000      385,604
    TKC Corp.                                        110,100    1,828,123
#   Tokyo Electron Device, Ltd.                       34,200      532,649
    Tokyo Seimitsu Co., Ltd.                         216,900    4,141,518
    Tomen Devices Corp.                                2,400       41,124
    Tomen Electronics Corp.                           61,000      692,184
    Tose Co., Ltd.                                    22,100      154,275
    Toshiba TEC Corp.                                697,000    4,292,982
    Toukei Computer Co., Ltd.                         26,810      394,415
    Towa Corp.                                       112,000      644,258
    Toyo Corp.                                       153,600    1,713,492
    Transcosmos, Inc.                                137,700    2,382,664
    UKC Holdings Corp.                                59,800    1,192,046
*   Ulvac, Inc.                                      238,300    2,436,880
#*  Uniden Corp.                                     377,000      937,970
#   UT Holdings Co., Ltd.                            144,600      593,039
#   Wellnet Corp.                                     31,500      448,323
    Y A C Co., Ltd.                                   37,700      239,220
*   Yamaichi Electronics Co., Ltd.                    75,700      188,785
    Yashima Denki Co., Ltd.                            7,700       33,254
    Yokowo Co., Ltd.                                  84,300      478,373
#   Zappallas, Inc.                                   52,200      387,935
#   Zuken, Inc.                                       94,600      781,333
                                                             ------------
Total Information Technology                                  236,643,878
                                                             ------------
Materials -- (10.5%)
#   Achilles Corp.                                   874,000    1,450,374
    ADEKA Corp.                                      494,600    5,815,821
#   Agro-Kanesho Co., Ltd.                            14,000       98,600
    Aichi Steel Corp.                                587,000    3,008,875
    Alconix Corp.                                     25,700      529,975
    Arakawa Chemical Industries, Ltd.                 79,200      795,541
#   Araya Industrial Co., Ltd.                       276,000      501,858
    Asahi Holdings, Inc.                             139,150    2,294,085
    Asahi Organic Chemicals Industry Co., Ltd.       391,000      877,409
    Asahi Printing Co., Ltd.                             800       19,900
    C Uyemura & Co., Ltd.                             17,800      754,527
*   Carlit Holdings Co., Ltd.                         67,500      339,403
    Chuetsu Pulp & Paper Co., Ltd.                   568,000      920,149
#*  Chugai Mining Co., Ltd.                        1,012,400      351,028
    Chugoku Marine Paints, Ltd.                      341,000    1,947,967
    Chuo Denki Kogyo Co., Ltd.                       100,100      338,999
#*  Co-Op Chemical Co., Ltd.                         159,000      227,350
    Dai Nippon Toryo Co., Ltd.                       683,000    1,158,791
    Dai-Ichi Kogyo Seiyaku Co., Ltd.                 197,000      487,265
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.             8,200      249,291
    Daiken Corp.                                     401,000    1,092,089
    Daiki Aluminium Industry Co., Ltd.               142,000      399,763
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd.                                      376,000    1,564,016
#   Daio Paper Corp.                                 526,500    3,898,060
    Daiso Co., Ltd.                                  411,000    1,247,391

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Materials -- (Continued)
#   DC Co., Ltd.                                     113,900 $  834,085
    Denki Kagaku Kogyo KK                            387,000  1,622,976
    Dynapac Co., Ltd.                                 25,000     61,573
#   Earth Chemical Co., Ltd.                          42,600  1,582,413
#   FP Corp.                                          68,000  5,254,380
    Fuji Seal International, Inc.                    121,900  3,678,392
    Fujikura Kasei Co., Ltd.                         138,000    752,562
    Fujimi, Inc.                                     108,700  1,460,435
    Fujimori Kogyo Co., Ltd.                          69,200  2,059,778
#   Fumakilla, Ltd.                                   45,000    131,543
    Fuso Chemical Co., Ltd.                            2,900     72,447
    Godo Steel, Ltd.                                 899,000  1,652,726
#   Gun-Ei Chemical Industry Co., Ltd.               276,000  1,366,043
    Harima Chemicals Group, Inc.                      73,300    363,297
#   Hodogaya Chemical Co., Ltd.                      289,000    595,809
    Hokkan Holdings, Ltd.                            283,000    894,425
    Hokko Chemical Industry Co., Ltd.                 90,000    272,408
#   Hokuetsu Kishu Paper Co., Ltd.                   862,199  4,017,271
    Honshu Chemical Industry Co., Ltd.                14,000     86,422
#   Ihara Chemical Industry Co., Ltd.                211,000  1,586,251
    Ise Chemical Corp.                                83,000    717,374
*   Ishihara Sangyo Kaisha, Ltd.                   1,854,500  1,720,060
#   Ishizuka Glass Co., Ltd.                         119,000    451,824
    JCU Corp.                                         11,900    487,930
    JSP Corp.                                        103,900  1,652,727
#*  Kanto Denka Kogyo Co., Ltd.                       91,000    194,449
    Katakura Chikkarin Co., Ltd.                      43,000    119,790
    Kawakin Holdings Co., Ltd.                        11,000     31,350
    Kawasaki Kasei Chemicals, Ltd.                    84,000    110,358
    Koatsu Gas Kogyo Co., Ltd.                       163,493    908,961
    Kogi Corp.                                        30,000     60,837
    Kohsoku Corp.                                     61,900    591,411
    Konishi Co., Ltd.                                 87,400  1,761,489
    Krosaki Harima Corp.                             260,000    644,366
#   Kumiai Chemical Industry Co., Ltd.               271,000  2,011,654
    Kureha Corp.                                     736,500  2,840,306
    Kurimoto, Ltd.                                   702,000  2,000,727
#   Kyoei Steel, Ltd.                                 95,200  1,970,069
    Kyowa Leather Cloth Co., Ltd.                     71,700    327,156
    Lintec Corp.                                     264,300  5,481,745
    MEC Co., Ltd.                                     76,500    324,894
    Mitani Sekisan Co., Ltd.                          17,000    269,016
#*  Mitsubishi Paper Mills, Ltd.                   1,542,000  1,398,277
    Mitsubishi Steel Manufacturing Co., Ltd.         743,000  2,108,950
    Mitsui Mining & Smelting Co., Ltd.             3,353,000  8,547,456
#   MORESCO Corp.                                     12,300    198,016
    Mory Industries, Inc.                            156,000    656,922
*   Nakayama Steel Works, Ltd.                       422,000    483,672
    Neturen Co., Ltd.                                154,500  1,362,729
#*  New Japan Chemical Co., Ltd.                     182,300    564,255
    Nichia Steel Works, Ltd.                         175,900    643,390
    Nihon Kagaku Sangyo Co., Ltd.                     78,000    551,013

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Materials -- (Continued)
    Nihon Nohyaku Co., Ltd.                          252,000 $3,020,517
    Nihon Parkerizing Co., Ltd.                      271,000  5,294,000
    Nihon Yamamura Glass Co., Ltd.                   491,000    904,653
#   Nippon Carbide Industries Co., Inc.              369,000  1,206,166
#*  Nippon Chemical Industrial Co., Ltd.             491,000    826,784
    Nippon Chutetsukan KK                            113,000    282,531
    Nippon Coke & Engineering Co., Ltd.            1,410,500  1,787,337
#   Nippon Concrete Industries Co., Ltd.             180,000  1,008,361
#   Nippon Denko Co., Ltd.                           514,000  1,496,914
    Nippon Fine Chemical Co., Ltd.                    85,600    560,211
#   Nippon Kasei Chemical Co., Ltd.                  183,000    266,769
#*  Nippon Kinzoku Co., Ltd.                         264,000    366,298
#*  Nippon Koshuha Steel Co., Ltd.                   458,000    503,797
    Nippon Light Metal Holdings Co., Ltd.          3,010,700  4,310,639
#   Nippon Paper Industries Co., Ltd.                174,000  2,772,513
    Nippon Pillar Packing Co., Ltd.                  113,000    775,201
    Nippon Soda Co., Ltd.                            785,000  4,809,234
    Nippon Synthetic Chemical Industry Co., Ltd.
      (The)                                          289,000  2,786,331
#   Nippon Valqua Industries, Ltd.                   465,000  1,302,813
#*  Nippon Yakin Kogyo Co., Ltd.                       2,000      6,627
    Nisshin Steel Holdings Co., Ltd.                 453,992  6,053,499
    Nittetsu Mining Co., Ltd.                        375,000  2,151,813
#   Nitto FC Co., Ltd.                                72,000    436,418
    NOF Corp.                                        833,000  5,792,184
    Okamoto Industries, Inc.                         414,000  1,320,144
    Okura Industrial Co., Ltd.                       305,000  1,080,539
    Osaka Organic Chemical Industry, Ltd.             66,000    302,151
    Osaka Steel Co., Ltd.                             77,700  1,486,869
#   OSAKA Titanium Technologies Co.                   91,200  1,990,363
#   Pacific Metals Co., Ltd.                         823,000  3,015,879
    Pack Corp. (The)                                  75,200  1,441,692
#*  Rasa Industries, Ltd.                            430,000    945,568
    Rengo Co., Ltd.                                1,219,000  6,519,768
    Riken Technos Corp.                              203,000    910,234
    Sakai Chemical Industry Co., Ltd.                535,000  1,772,130
    Sakata INX Corp.                                 242,000  2,296,865
    Sanyo Chemical Industries, Ltd.                  347,000  2,388,109
    Sanyo Special Steel Co., Ltd.                    592,300  3,194,041
    Seiko PMC Corp.                                   13,500     66,179
    Sekisui Plastics Co., Ltd.                       235,000    664,450
    Shikoku Chemicals Corp.                          239,000  1,739,994
    Shin-Etsu Polymer Co., Ltd.                      249,100    876,193
    Shinagawa Refractories Co., Ltd.                 246,000    536,887
    Shinko Wire Co., Ltd.                            184,000    369,004
#   Stella Chemifa Corp.                              53,600    990,544
    Sumitomo Bakelite Co., Ltd.                    1,106,000  3,988,076
    Sumitomo Osaka Cement Co., Ltd.                2,274,000  9,175,091
#   Sumitomo Seika Chemicals Co., Ltd.               259,000  1,657,281
    T Hasegawa Co., Ltd.                             122,900  1,739,634
    T&K Toka Co., Ltd.                                34,100    725,457
    Taisei Lamick Co., Ltd.                           27,600    701,590
    Taiyo Holdings Co., Ltd.                          86,400  2,609,415

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Materials -- (Continued)
    Takasago International Corp.                     433,000 $  2,407,307
    Takiron Co., Ltd.                                304,000    1,293,605
*   Tanaka Chemical Corp.                              1,100        5,305
#   Tayca Corp.                                      159,000      482,737
    Tenma Corp.                                       87,000    1,126,997
    Toagosei Co., Ltd.                             1,252,000    5,677,446
#   Toda Kogyo Corp.                                 220,000      670,820
#   Toho Titanium Co., Ltd.                          132,500    1,053,032
    Toho Zinc Co., Ltd.                              741,000    2,233,215
#   Tokai Carbon Co., Ltd.                         1,202,000    4,132,463
    Tokushu Tokai Paper Co., Ltd.                    551,580    1,134,427
    Tokuyama Corp.                                 1,979,000    7,654,790
    Tokyo Ohka Kogyo Co., Ltd.                       180,800    3,994,015
#*  Tokyo Rope Manufacturing Co., Ltd.               146,000      254,846
#*  Tokyo Steel Manufacturing Co., Ltd.              654,900    3,519,067
    Tokyo Tekko Co., Ltd.                            232,000      997,253
    Tomoegawa Co., Ltd.                              125,000      225,613
    Tomoku Co., Ltd.                                 320,000    1,021,497
    Topy Industries, Ltd.                          1,102,000    2,415,474
#   Tosoh Corp.                                       27,000      103,320
    Toyo Ink SC Holdings Co., Ltd.                 1,076,000    5,485,367
    Toyo Kohan Co., Ltd.                             286,000    1,301,030
    Toyobo Co., Ltd.                               4,867,000    9,352,621
    TYK Corp.                                        138,000      346,126
    UACJ Corp.                                     1,263,415    4,155,278
    Ube Industries, Ltd.                             316,400      654,914
    Wood One Co., Ltd.                               169,000      478,378
    Yodogawa Steel Works, Ltd.                       786,500    3,557,870
    Yuki Gosei Kogyo Co., Ltd.                        64,000      192,263
    Yushiro Chemical Industry Co., Ltd.               60,000      545,812
                                                             ------------
Total Materials                                               269,605,581
                                                             ------------
Telecommunication Services -- (0.0%)
*   Japan Communications, Inc.                           244       14,533
    Okinawa Cellular Telephone Co.                    35,800      880,691
                                                             ------------
Total Telecommunication Services                                  895,224
                                                             ------------
Utilities -- (0.4%)
#   Hokkaido Gas Co., Ltd.                           265,000      716,649
    Hokuriku Gas Co., Ltd.                            99,000      254,736
    Okinawa Electric Power Co., Inc. (The)            93,671    3,254,946
    Saibu Gas Co., Ltd.                            1,628,000    4,047,541

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
Utilities -- (Continued)
      Shizuoka Gas Co., Ltd.                             307,000 $    2,033,101
                                                                 --------------
Total Utilities                                                      10,306,973
                                                                 --------------
TOTAL COMMON STOCKS                                               2,265,423,225
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund                  25,929,127    300,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.12%, 11/01/13
        (Collateralized by $474,360 FNMA, rates
        ranging from 2.500% to 4.500%, maturities
        ranging from 04/01/27 to 10/01/43, valued
        at $428,972) to be repurchased at $420,562   $       421        420,561
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL                                 300,420,561
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,358,439,958)              $2,565,843,786
                                                                 ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               October 31, 2013

                                                    Shares     Value++
                                                   --------- -----------
COMMON STOCKS -- (81.3%)

AUSTRALIA -- (40.8%)
*   AAT Corp., Ltd.                                    9,992 $        --
*   ABM Resources NL                               4,344,904     106,126
    Adelaide Brighton, Ltd.                        1,822,054   6,631,679
#*  Aditya Birla Minerals, Ltd.                      884,599     284,435
*   AED Oil, Ltd.                                    363,401          --
    Ainsworth Game Technology, Ltd.                  381,562   1,571,677
#*  AJ Lucas Group, Ltd.                             317,969     359,709
*   Alchemia, Ltd.                                   459,735     228,263
*   Alcyone Resources, Ltd.                        4,280,423      12,109
#*  Alkane Resources, Ltd.                         1,255,636     460,770
*   Alliance Resources, Ltd.                         399,488      50,859
#   Altium, Ltd.                                      15,392      36,762
*   Altona Mining, Ltd.                            1,108,169     166,830
    AMA Group, Ltd.                                   15,236       5,462
    Amalgamated Holdings, Ltd.                       462,896   3,549,147
    Amcom Telecommunications, Ltd.                 1,124,392   2,201,247
#   Ansell, Ltd.                                     414,608   7,641,753
#*  Antares Energy, Ltd.                           1,044,143     477,474
    AP Eagers, Ltd.                                  235,789   1,048,710
#*  APN News & Media, Ltd.                         2,462,431   1,081,250
#*  Aquarius Platinum, Ltd.                        1,647,462   1,078,215
#*  Aquila Resources, Ltd.                           401,161     855,771
*   Arafura Resources, Ltd.                        1,004,551      89,829
#   ARB Corp., Ltd.                                  351,804   3,873,206
    Aristocrat Leisure, Ltd.                       2,580,305  12,320,792
    Arrium, Ltd.                                   7,583,001   9,907,713
#*  ASG Group, Ltd.                                  642,515     246,405
*   Atlantic, Ltd.                                    96,276      17,183
#   Atlas Iron, Ltd.                               4,589,842   4,472,996
#*  Aurora Oil & Gas, Ltd.                         2,256,634   6,929,410
#   Ausdrill, Ltd.                                 1,626,896   2,350,713
#   Ausenco, Ltd.                                    520,273     809,050
#*  Austal, Ltd.                                   1,105,762     788,497
#   Austbrokers Holdings, Ltd.                       186,297   2,166,266
#   Austin Engineering, Ltd.                         243,521     909,682
*   Austpac Resources NL                           1,539,067      46,368
#*  Australian Agricultural Co., Ltd.              2,023,357   2,152,094
#   Australian Infrastructure Fund                 3,606,473      23,806
    Australian Pharmaceutical Industries, Ltd.     2,452,401   1,495,719
    Australian Vintage, Ltd.                       4,096,187   1,723,477
#   Automotive Holdings Group, Ltd.                  871,968   2,993,303
*   Avanco Resources, Ltd.                         2,444,368     149,977
#*  AVJennings, Ltd.                               7,259,050   4,186,050
*   AWE, Ltd.                                      2,810,321   3,315,709
#*  Bandanna Energy, Ltd.                            452,591      89,379
    BC Iron, Ltd.                                    480,178   2,234,443
    Beach Energy, Ltd.                             7,442,568  10,052,661
    Bega Cheese, Ltd.                                 18,783      78,302
*   Berkeley Resources, Ltd.                         434,006     107,080
    Beyond International, Ltd.                        61,256     114,453
#*  Billabong International, Ltd.                  2,120,641     789,142

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
AUSTRALIA -- (Continued)
#*  Bionomics, Ltd.                                  307,673 $   204,142
    Bisalloy Steel Group, Ltd.                        53,237      46,376
#   Blackmores, Ltd.                                  78,760   1,687,481
#*  Blackthorn Resources, Ltd.                       224,195      52,705
*   BlueScope Steel, Ltd.                          2,365,706  11,158,750
#   Boart Longyear, Ltd.                           2,638,658   1,069,456
*   Boom Logistics, Ltd.                             812,985     142,326
*   Boulder Steel, Ltd.                              165,585       2,504
#   Bradken, Ltd.                                  1,201,799   7,089,963
    Breville Group, Ltd.                             609,977   4,639,332
    Brickworks, Ltd.                                 141,459   1,910,301
    BSA, Ltd.                                        375,573      46,395
    BT Investment Management, Ltd.                   265,218   1,252,733
*   Buccaneer Energy, Ltd.                         4,354,425     185,724
#*  Buru Energy, Ltd.                                466,308     733,465
#   Cabcharge Australia, Ltd.                        624,501   2,381,921
    Calliden Group, Ltd.                             389,687     134,959
*   Cape Lambert Resources, Ltd.                     373,413      45,724
*   Capral, Ltd.                                      58,499      11,051
#   Cardno, Ltd.                                     618,834   4,141,819
#*  Carnarvon Petroleum, Ltd.                      4,944,854     345,559
*   Carnegie Wave Energy, Ltd.                       263,165      13,454
#   carsales.com, Ltd.                             1,220,399  12,118,987
#   Cash Converters International, Ltd.            1,725,031   1,550,461
*   CDS Technologies, Ltd.                            13,276          --
#   Cedar Woods Properties, Ltd.                     237,702   1,556,405
*   Centaurus Metals, Ltd.                            62,645      13,008
#*  Central Petroleum, Ltd.                          236,410      87,388
*   Centrebet International, Ltd. Claim Units         81,336          --
*   Ceramic Fuel Cells, Ltd.                       3,660,727     124,748
#   Chalice Gold Mines, Ltd.                         320,684      48,464
    Challenger, Ltd.                                 198,545   1,126,357
#   Chandler Macleod Group, Ltd.                     401,892     180,450
*   ChemGenex Pharmaceuticals, Ltd.                  115,291          --
#*  Citigold Corp., Ltd.                           3,765,806     173,026
*   Clinuvel Pharmaceuticals, Ltd.                   106,846     156,540
#   Clough, Ltd.                                   1,569,739   2,154,631
    Clover Corp., Ltd.                               434,207     196,800
#*  Coal of Africa, Ltd.                             668,800      86,618
#*  Coalspur Mines, Ltd.                           1,239,823     223,072
    Cockatoo Coal, Ltd.()                          4,039,857     217,641
#*  Cockatoo Coal, Ltd.(B0PB4N8)                   2,891,788     156,767
#   Codan, Ltd.                                      389,586     645,155
*   Coffey International, Ltd.                     1,048,636     242,481
#   Collection House, Ltd.                         1,912,452   3,109,732
#   Collins Foods, Ltd.                              220,087     348,607
*   Comet Ridge, Ltd.                                 15,204       2,724
*   Cooper Energy, Ltd.                              336,842     136,810
    Coventry Group, Ltd.                             144,778     392,894
    Credit Corp. Group, Ltd.                         110,382   1,032,484
    Crowe Horwath Australasia, Ltd.                1,245,672     737,285
#   CSG, Ltd.                                        740,785     683,865

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
AUSTRALIA -- (Continued)
    CSR, Ltd.                                       2,829,296 $ 6,679,778
    CTI Logistics, Ltd.                                 7,200      13,570
#*  Cudeco, Ltd.                                      399,317     755,526
#*  Cue Energy Resources, Ltd.                      1,378,665     169,458
#   Data#3, Ltd.                                      378,295     414,836
#   David Jones, Ltd.                               3,241,419   8,330,548
#   Decmil Group, Ltd.                                728,820   1,742,160
#*  Deep Yellow, Ltd.                               1,039,981      19,535
#*  Devine, Ltd.                                      497,498     471,285
#*  Discovery Metals, Ltd.                          1,368,337      86,650
#   Domino's Pizza Enterprises, Ltd.                   19,032     280,733
    Downer EDI, Ltd.                                2,414,160  11,216,171
*   Dragon Mining, Ltd.                               121,430      22,975
#*  Drillsearch Energy, Ltd.                        1,996,042   2,444,441
    DUET Group                                        574,404   1,165,984
    DuluxGroup, Ltd.                                2,317,895  11,287,494
#   DWS, Ltd.                                         382,927     535,160
#   Echo Entertainment Group, Ltd.                  1,349,940   3,388,112
*   EHG Corp., Ltd.                                       482          --
#*  Elders, Ltd.                                    1,419,921     153,984
*   Elemental Minerals, Ltd.                          388,188     175,709
    Emeco Holdings, Ltd.                            3,418,670   1,112,329
*   Empire Oil & Gas NL                               922,161      13,016
*   Energy Resources of Australia, Ltd.               819,847     992,250
#*  Energy World Corp., Ltd.                        4,181,155   1,718,595
    Envestra, Ltd.                                  6,189,006   6,576,924
#*  Equatorial Resources, Ltd.                        176,571     115,425
    ERM Power, Ltd.                                    27,109      72,976
    Ethane Pipeline Income Fund                       166,602     280,142
    Euroz, Ltd.                                        90,019      99,761
#   Evolution Mining, Ltd.                          1,832,000   1,447,725
#   Fairfax Media, Ltd.                            11,005,131   6,283,630
#   Fantastic Holdings, Ltd.                          335,900     709,988
#*  FAR, Ltd.                                       8,567,778     315,556
#   Finbar Group, Ltd.                                111,165     165,039
*   Finders Resources, Ltd.                             7,442       1,406
    FKP Property Group(6349699)                       479,575     841,775
    FKP Property Group(BG49KV5)                       311,066     549,788
#   Fleetwood Corp., Ltd.                             369,568   1,178,200
    FlexiGroup, Ltd.                                  620,491   2,761,329
*   Flinders Mines, Ltd.                            6,909,293     260,586
#*  Focus Minerals, Ltd.                           19,167,915     234,754
    Forge Group, Ltd.                                 411,374   1,711,386
    Funtastic, Ltd.                                    14,936       2,332
    G8 Education, Ltd.                                469,718   1,375,258
#*  Galaxy Resources, Ltd.                            760,450      42,591
    Gazal Corp., Ltd.                                  75,960     209,660
*   Geodynamics, Ltd.                               1,015,653      86,662
#*  Gindalbie Metals, Ltd.                          2,927,610     359,584
    Global Construction Services, Ltd.                  4,832       2,669
    Goodman Fielder, Ltd.                           9,960,250   7,158,645
    GrainCorp, Ltd. Class A                           828,668   9,661,614

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
AUSTRALIA -- (Continued)
#   Grange Resources, Ltd.                         1,397,864 $   283,997
    Greencross, Ltd.                                   7,711      47,766
#*  Greenland Minerals & Energy, Ltd.                796,390     226,622
#*  Gryphon Minerals, Ltd.                         1,931,531     279,116
#   GUD Holdings, Ltd.                               521,492   2,922,178
*   Gujarat NRE Coking Coal, Ltd.                    119,865       7,862
#*  Gunns, Ltd.                                    2,872,620          --
#   GWA Group, Ltd.                                1,383,060   4,051,957
    Hansen Technologies, Ltd.                          5,702       5,930
*   Havilah Resources NL                             132,053      34,950
#   HFA Holdings, Ltd.                               235,865     165,893
    HGL, Ltd.                                         42,287      22,282
#*  Highlands Pacific, Ltd.                        2,651,500     152,579
*   Hillgrove Resources, Ltd.                      1,477,188     125,350
    Hills Holdings, Ltd.                           1,160,294   2,004,717
#*  Horizon Oil, Ltd.                              6,144,549   1,913,822
*   Icon Energy, Ltd.                              1,135,301     160,871
*   IDM International, Ltd.                           23,969         884
    iiNET, Ltd.                                      756,542   4,653,983
#   Imdex, Ltd.                                    1,175,904     799,848
    IMF Australia, Ltd.                              350,860     609,480
    Independence Group NL                          1,183,046   4,409,083
*   Indophil Resources NL                          3,118,946     455,983
#*  Infigen Energy                                 2,081,316     511,854
#   Infomedia, Ltd.                                1,458,074     827,631
    Integrated Research, Ltd.                        336,657     291,284
#*  Intrepid Mines, Ltd.                           1,794,707     481,979
#   Invocare, Ltd.                                   638,866   6,616,861
    IOOF Holdings, Ltd.                            1,239,793  10,543,213
#   Iress, Ltd.                                      767,110   7,158,910
#*  Iron Ore Holdings, Ltd.                          336,216     292,878
#*  Ivanhoe Australia, Ltd.                          516,032     107,062
#   JB Hi-Fi, Ltd.                                   639,044  13,169,341
    Jumbo Interactive, Ltd.                           79,818     182,289
#*  Jupiter Mines, Ltd.                              405,443      21,413
#   K&S Corp., Ltd.                                  241,533     394,354
#*  Kagara, Ltd.                                   1,945,393     220,643
*   Kangaroo Resources, Ltd.                       1,767,709      26,567
*   Karoon Gas Australia, Ltd.                       759,802   3,183,316
*   Kasbah Resources, Ltd.                           272,396      38,745
#   Kingsgate Consolidated, Ltd.                     796,949   1,071,101
#*  Kingsrose Mining, Ltd.                           760,046     275,162
*   Lednium, Ltd.                                    195,019          --
#*  Linc Energy, Ltd.                              1,982,517   2,687,179
*   Liquefied Natural Gas, Ltd.                      366,175     115,654
    LogiCamms, Ltd.                                   32,268      56,733
    Lonestar Resources, Ltd.                         819,137     213,013
#   Lycopodium, Ltd.                                  80,228     372,095
#   M2 Telecommunications Group, Ltd.                734,710   4,401,880
    MACA, Ltd.                                       422,969   1,004,300
*   Macmahon Holdings, Ltd.                        6,319,933     896,769
    Macquarie Atlas Roads Group                      398,554     997,800

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
AUSTRALIA -- (Continued)
#   Macquarie Telecom Group, Ltd.                     35,019 $  279,612
    Mastermyne Group, Ltd.                             8,431      7,924
#*  Matrix Composites & Engineering, Ltd.            167,126    107,253
#*  Maverick Drilling & Exploration, Ltd.            518,714    250,443
#   MaxiTRANS Industries, Ltd.                       942,578    979,718
*   Mayne Pharma Group, Ltd.                       1,659,994  1,114,998
#   McMillan Shakespeare, Ltd.                        84,672  1,033,930
    McPherson's, Ltd.                                399,740    509,481
#*  Medusa Mining, Ltd.                              989,037  1,752,332
    Melbourne IT, Ltd.                               442,110    673,770
*   MEO Australia, Ltd.                              681,039     43,794
    Mermaid Marine Australia, Ltd.                 1,249,422  4,426,314
#*  Mesoblast, Ltd.                                   99,585    620,319
*   Metals X, Ltd.                                   513,853     77,457
*   Metgasco, Ltd.                                   641,952     79,160
*   Metminco, Ltd.                                   803,323     31,188
*   MHM Metals, Ltd.                                 117,605     10,103
#   Miclyn Express Offshore, Ltd.                    669,144  1,326,873
#   Mincor Resources NL                            1,004,969    535,856
#*  Mineral Deposits, Ltd.                           375,518  1,109,002
#   Mineral Resources, Ltd.                          756,386  8,087,153
#*  Mirabela Nickel, Ltd.                          2,820,238     42,649
#*  Molopo Energy, Ltd.                            1,186,993    235,432
#   Monadelphous Group, Ltd.                         491,743  8,437,605
*   Morning Star Gold NL                             332,749     34,595
#   Mortgage Choice, Ltd.                            661,501  1,864,568
    Mount Gibson Iron, Ltd.                        3,718,184  3,118,707
#   Myer Holdings, Ltd.                            3,564,925  8,425,293
#   MyState, Ltd.                                    153,682    719,217
#*  Nanosonics, Ltd.                                 152,184    125,013
*   National Energy Holdings, Ltd.                     1,996         --
    Navitas, Ltd.                                  1,192,373  6,531,773
#*  Neon Energy, Ltd.                              2,710,006    742,137
#*  Newsat, Ltd.                                     664,971    301,847
#*  Nexus Energy, Ltd.                             6,106,883    449,950
#   NIB Holdings, Ltd.                             1,999,582  4,538,018
*   Nido Petroleum, Ltd.                           6,093,154    247,151
#*  Noble Mineral Resources, Ltd.                    405,717      3,451
#*  Northern Iron, Ltd.                              692,729    185,659
#   Northern Star Resources, Ltd.                  2,288,350  1,899,416
#   NRW Holdings, Ltd.                             1,589,102  2,098,258
*   NuCoal Resources, Ltd.                           429,538     32,239
#   Nufarm, Ltd.                                     981,136  4,524,568
#   Oakton, Ltd.                                     394,790    658,625
*   OM Holdings, Ltd.                                 29,193      8,834
*   OPUS Group, Ltd.                                  36,822      1,913
#*  Orocobre, Ltd.                                   257,530    581,143
#   OrotonGroup, Ltd.                                119,625    607,208
#*  Otto Energy, Ltd.                              1,936,175    200,908
#   OZ Minerals, Ltd.                              1,655,291  5,642,126
#   Pacific Brands, Ltd.                           5,010,190  3,337,057
#*  Paladin Energy, Ltd.                           4,560,023  1,801,390

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
AUSTRALIA -- (Continued)
*   Pan Pacific Petroleum NL                       1,094,343 $   119,098
    PanAust, Ltd.                                  2,083,184   3,953,382
*   Pancontinental Oil & Gas NL                    1,006,891      59,861
#   Panoramic Resources, Ltd.                      1,014,830     312,180
#*  PaperlinX, Ltd.                                2,814,406     140,926
    Patties Foods, Ltd.                               42,099      55,276
*   Peak Resources, Ltd.                             177,789      16,352
#*  Peet, Ltd.                                     1,471,836   1,947,550
*   Peninsula Energy, Ltd.                         5,178,834     112,438
*   Perilya, Ltd.                                  1,482,070     476,483
#   Perpetual, Ltd.                                  234,074  10,190,785
#*  Perseus Mining, Ltd.                           1,772,366     723,287
#*  Pharmaxis, Ltd.                                  825,833      97,601
*   Phosphagenics, Ltd.                            1,842,963     235,112
#*  Platinum Australia, Ltd.                       1,442,661      39,733
*   Pluton Resources, Ltd.                           385,090      25,584
*   PMP, Ltd.                                      2,395,607     913,608
*   Poseidon Nickel, Ltd.                            436,181      40,695
    Premier Investments, Ltd.                        488,664   3,682,647
#*  Prima Biomed, Ltd.                             2,194,242      78,582
    Primary Health Care, Ltd.                      1,709,571   7,975,871
#   Prime Media Group, Ltd.                        1,777,139   1,695,007
    PrimeAg Australia, Ltd.                          271,248     113,367
    Programmed Maintenance Services, Ltd.            626,706   1,633,237
#*  QRxPharma, Ltd.                                  167,593     109,546
#*  Quickstep Holdings, Ltd.                         462,355     106,750
#*  Ramelius Resources, Ltd.                       1,512,836     191,229
#*  Range Resources, Ltd.                          1,456,711      42,782
    RCG Corp., Ltd.                                   60,936      42,614
#   RCR Tomlinson, Ltd.                            1,056,974   3,542,535
#   REA Group, Ltd.                                  133,312   5,232,204
#   Reckon, Ltd.                                     288,752     626,260
*   Red 5, Ltd.                                        9,022       4,136
#*  Red Fork Energy, Ltd.                          2,401,965   1,086,469
    Redflex Holdings, Ltd.                           377,855     434,788
#   Reece Australia, Ltd.                            238,257   6,301,473
*   Reed Resources, Ltd.                             432,070       8,974
#   Regis Resources, Ltd.                          1,462,905   4,766,643
#   Reject Shop, Ltd. (The)                          174,449   2,943,487
    Resolute Mining, Ltd.                          3,180,514   1,925,362
*   Resource Equipment, Ltd.                         118,411      19,607
#*  Resource Generation, Ltd.                        338,381      73,736
    Retail Food Group, Ltd.()                         32,571     134,220
#   Retail Food Group, Ltd.(B15SCH6)                 330,456   1,362,242
#*  Rex Minerals, Ltd.                               469,315     219,975
#   Ridley Corp., Ltd.                             1,296,000   1,045,952
*   RiverCity Motorway Group                       1,563,354          --
*   Robust Resources, Ltd.                            50,108      16,152
*   Roc Oil Co., Ltd.                              6,490,268   2,968,868
    RungePincockMinarco, Ltd.                         30,702      18,132
#   Ruralco Holdings, Ltd.                            96,796     293,283
#   SAI Global, Ltd.                               1,312,124   5,099,117

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
AUSTRALIA -- (Continued)
    Salmat, Ltd.                                     664,807 $ 1,338,901
#*  Samson Oil & Gas, Ltd.                         7,175,499     171,800
*   Sandfire Resources NL                             61,042     375,047
#*  Santana Minerals, Ltd.                           196,104      21,243
*   Saracen Mineral Holdings, Ltd.                 2,686,129     592,565
    Schaffer Corp., Ltd.                              33,766     172,821
#   Sedgman, Ltd.                                    452,719     368,326
#   Select Harvests, Ltd.                            325,063   1,292,363
*   Senex Energy, Ltd.                             4,952,945   3,882,173
#   Servcorp, Ltd.                                   301,327   1,143,206
#   Service Stream, Ltd.                           1,432,710     310,558
#   Seven Group Holdings, Ltd.                        57,659     454,163
#   Seven West Media, Ltd.                         2,360,983   5,625,293
    Sigma Pharmaceuticals, Ltd.                    6,163,437   3,322,338
*   Sihayo Gold, Ltd.                                574,042      18,248
#*  Silex Systems, Ltd.                              511,695   1,160,055
    Silver Chef, Ltd.                                 50,018     387,373
#*  Silver Lake Resources, Ltd.                    1,794,629   1,293,382
#*  Sims Metal Management, Ltd.                      863,295   8,177,344
#   Sirtex Medical, Ltd.                             221,537   2,599,494
#   Skilled Group, Ltd.                            1,014,268   3,389,455
    Slater & Gordon, Ltd.                            193,115     706,666
#   SMS Management & Technology, Ltd.                517,037   2,250,370
    Southern Cross Electrical Engineering, Ltd.       21,171      21,034
    Southern Cross Media Group, Ltd.               2,968,375   5,297,105
    Spark Infrastructure Group                     4,143,888   6,637,154
#   Specialty Fashion Group, Ltd.                    809,557     680,676
#*  St Barbara, Ltd.                               2,014,732     904,931
#*  Starpharma Holdings, Ltd.                        384,306     322,719
#*  Straits Resources, Ltd.                          917,602       7,751
*   Strike Energy, Ltd.                            1,315,724     118,093
    Structural Systems, Ltd.                          29,934      14,245
    STW Communications Group, Ltd.                 1,672,545   2,515,899
#*  Sundance Energy Australia, Ltd.                1,575,618   1,685,425
#*  Sundance Resources, Ltd.                       8,756,539     867,640
    Sunland Group, Ltd.                              741,191   1,121,562
#   Super Retail Group, Ltd.                       1,291,875  16,364,147
    Swick Mining Services, Ltd.                      106,166      33,658
    Tabcorp Holdings, Ltd.                           609,316   2,072,451
*   Talon Petroleum, Ltd.                             12,647         504
#*  Tanami Gold NL                                   987,316      47,673
*   Tap Oil, Ltd.                                  1,450,696     746,535
    Tassal Group, Ltd.                               652,338   1,917,512
    Technology One, Ltd.                           1,322,653   2,535,605
#*  Ten Network Holdings, Ltd.                     9,497,468   2,517,370
#   TFS Corp., Ltd.                                1,393,854     989,451
#   Thorn Group, Ltd.                                390,102     944,593
#*  Tiger Resources, Ltd.                          3,098,111   1,156,631
*   Toro Energy, Ltd.                                 70,156       5,498
    Tox Free Solutions, Ltd.                         677,565   2,112,823
#   TPG Telecom, Ltd.                              1,484,123   6,542,913
#   Transfield Services, Ltd.                      2,545,661   3,210,746

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
AUSTRALIA -- (Continued)
*   Transpacific Industries Group, Ltd.             5,521,841 $  5,976,366
#   Treasury Group, Ltd.                               21,218      184,432
#*  Troy Resources, Ltd.                              599,011      754,991
    Trust Co., Ltd. (The)                              89,605      706,764
#   UGL, Ltd.                                         995,514    6,923,273
*   Unity Mining, Ltd.                              2,433,889      139,990
    UXC, Ltd.                                       1,414,789    1,275,643
*   Venture Minerals, Ltd.                            412,390       70,272
*   Villa World, Ltd.                                  79,120      132,643
    Village Roadshow, Ltd.                            855,994    5,686,302
#*  Virgin Australia Holdings, Ltd.                 7,648,897    3,003,038
*   Virgin Australia Holdings, Ltd. (B7L5734)       7,648,897            7
*   Vision Eye Institute, Ltd.                        362,756      248,628
#   Vocus Communications, Ltd.                        122,731      301,746
    Warrnambool Cheese & Butter Factory Co.
      Holding, Ltd.                                     3,311       25,952
*   Watpac, Ltd.                                      718,644      670,081
    WDS, Ltd.                                         375,342      298,085
#   Webjet, Ltd.                                      390,881    1,163,508
    Webster, Ltd.                                     180,921      162,685
#   Western Areas, Ltd.                               877,540    2,315,597
#*  Western Desert Resources, Ltd.                    241,493      165,384
#*  White Energy Co., Ltd.                            643,913      127,841
#*  Whitehaven Coal, Ltd.                           1,405,909    2,153,556
#   Wide Bay Australia, Ltd.                           84,697      469,217
#*  Windimurra Vanadium, Ltd.                          67,179           --
#   Wotif.com Holdings, Ltd.                          694,411    2,913,417
#*  YTC Resources, Ltd.                               104,200       25,077
                                                              ------------
TOTAL AUSTRALIA                                                632,321,027
                                                              ------------
BERMUDA -- (0.0%)
*   Playmates Toys, Ltd.                               12,000        4,364
                                                              ------------
CAYMAN ISLANDS -- (0.0%)
*   Cw Group Holdings, Ltd.                            46,000       11,453
    Ka Shui International Holdings, Ltd.               34,000       11,100
                                                              ------------
TOTAL CAYMAN ISLANDS                                                22,553
                                                              ------------
CHINA -- (0.1%)
    Active Group Holdings, Ltd.                       184,000       19,710
    Century Sunshine Group Holdings, Ltd.             390,916       38,885
*   China Resources and Transportation Group, Ltd.    500,000       28,970
*   China WindPower Group, Ltd.                     2,307,368       93,721
*   Skyfame Realty Holdings, Ltd.                   2,501,625      174,506
#*  Sound Global, Ltd.                              1,432,000      804,350
*   Superb Summit International Group, Ltd.        21,451,600      940,666
                                                              ------------
TOTAL CHINA                                                      2,100,808
                                                              ------------
HONG KONG -- (22.5%)
    Aeon Credit Service Asia Co., Ltd.                580,000      516,062
#   Aeon Stores Hong Kong Co., Ltd.                   248,000      374,382
    Alco Holdings, Ltd.                             1,426,000      303,590
    Allan International Holdings                      720,000      229,081

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
HONG KONG -- (Continued)
    Allied Group, Ltd.                                683,200 $2,555,501
    Allied Overseas, Ltd.                              50,000     54,688
    Allied Properties HK, Ltd.                     12,297,857  2,030,344
*   Anxian Yuan China Holdings, Ltd.                1,960,000     49,267
*   Apac Resources, Ltd.                           12,780,000    248,977
    APT Satellite Holdings, Ltd.                    1,784,000  1,937,904
    Arts Optical International Hldgs                  730,000    181,106
    Asia Financial Holdings, Ltd.                   2,474,908  1,040,197
    Asia Satellite Telecommunications Holdings,
      Ltd.                                            962,000  3,733,770
    Asia Standard Hotel                            11,777,218  1,200,544
    Asia Standard International Group              13,425,937  3,045,142
#   Associated International Hotels, Ltd.             980,000  2,883,926
    Aupu Group Holding Co., Ltd.                    2,504,000    277,713
*   Bel Global Resources Holdings, Ltd.             2,576,000         --
*   Birmingham International Holdings, Ltd.         6,502,000         --
    Bonjour Holdings, Ltd.                         10,366,000  2,243,226
    Bossini International Hldg                      3,807,500    228,298
#*  Brightoil Petroleum Holdings, Ltd.              8,759,000  1,502,327
#*  Brockman Mining, Ltd.                          23,482,814  1,243,123
*   Burwill Holdings, Ltd.                          8,888,960    389,548
    Cafe de Coral Holdings, Ltd.                    1,352,000  4,648,777
    Century City International Holdings, Ltd.       6,419,460    488,518
    Champion Technology Holdings, Ltd.             14,881,730    309,426
*   Chaoyue Group, Ltd.                             1,095,000     53,644
    Chen Hsong Holdings                             1,212,000    382,789
    Cheuk Nang Holdings, Ltd.                         589,036    530,709
*   Cheung Wo International Holdings, Ltd.            690,000     73,764
    Chevalier International Holdings, Ltd.            751,318  1,321,336
*   China Billion Resources, Ltd.                   4,876,000         --
*   China Daye Non-Ferrous Metals Mining, Ltd.      9,145,837    239,506
*   China Digicontent Co., Ltd.                     2,710,000         --
    China Electronics Corp. Holdings Co., Ltd.      3,608,250    703,145
*   China Energy Development Holdings, Ltd.        24,320,000    282,762
*   China Environmental Investment Holdings, Ltd.   7,470,000    232,098
    China Financial Services Holdings, Ltd.           954,000     79,992
*   China Flavors & Fragrances Co., Ltd.              156,137     23,888
*   China Gamma Group, Ltd.                         3,975,000     70,934
*   China Infrastructure Investment, Ltd.           7,776,000    153,116
    China Metal International Holdings, Inc.        2,710,000    761,328
#   China Motor Bus Co., Ltd.                          50,000    432,061
*   China Nuclear Industry 23 International
      Corp., Ltd.                                     946,000    136,549
*   China Oriental Culture Group, Ltd.                144,000      5,653
*   China Outdoor Media Group, Ltd.                 7,765,000     44,011
*   China Renji Medical Group, Ltd.                26,046,000    144,753
*   China Solar Energy Holdings, Ltd.               1,669,500     38,760
    China Star Entertainment, Ltd.                    700,000     11,354
*   China Strategic Holdings, Ltd.                 12,585,000    218,719
    China Ting Group Holdings, Ltd.                 2,443,151    192,292
*   China Tycoon Beverage Holdings, Ltd.            2,732,000     29,952
    China-Hongkong Photo Products Holdings, Ltd.    1,967,000    162,331
    Chinney Investment, Ltd.                        1,144,000    175,876
#   Chong Hing Bank, Ltd.                             962,000  4,333,654

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares      Value++
                                                   ----------- -----------
HONG KONG -- (Continued)
#   Chow Sang Sang Holdings International, Ltd.      1,967,000 $ 6,379,263
    Chu Kong Shipping Enterprise Group Co., Ltd.     2,188,000     609,141
    Chuang's China Investments, Ltd.                 3,550,494     233,362
    Chuang's Consortium International, Ltd.          5,579,837     698,809
    Chun Wo Development Holdings, Ltd.               1,852,926     118,217
    CITIC Telecom International Holdings, Ltd.      10,730,125   3,334,834
    CK Life Sciences International Holdings, Inc.   17,804,000   1,652,555
    CNT Group, Ltd.                                  8,315,264     343,553
*   COL Capital, Ltd.                                2,209,840     675,722
    Convenience Retail Asia, Ltd.                       42,000      29,240
*   Cosmos Machinery Enterprises, Ltd.                 488,400      33,417
*   CP Lotus Corp.                                  11,420,000     353,557
    Cross-Harbour Holdings, Ltd. (The)                 679,520     547,362
    CSI Properties, Ltd.                            32,156,383   1,118,510
*   CST Mining Group, Ltd.                          71,688,000     824,093
*   Culture Landmark Investment, Ltd.                  509,800      51,599
#*  Culturecom Holdings, Ltd.                        3,150,000     564,397
    Dah Sing Banking Group, Ltd.                     2,674,797   5,037,902
    Dah Sing Financial Holdings, Ltd.                  884,627   5,525,812
    Dan Form Holdings Co., Ltd.                      3,668,260     416,005
    Dickson Concepts International, Ltd.             1,258,000     783,287
*   Dingyi Group Investment, Ltd.                    5,497,500     404,176
    Dorsett Hospitality International, Ltd.          4,711,200   1,032,676
*   DVN Holdings, Ltd.                                 823,000      67,927
    Eagle Nice International Holdings, Ltd.          1,116,000     201,453
    EcoGreen Fine Chemicals Group, Ltd.              1,202,000     263,987
*   EganaGoldpfeil Holdings, Ltd                     4,121,757          --
    Emperor Capital Group, Ltd.                      1,962,000      87,444
    Emperor Entertainment Hotel, Ltd.                3,680,000   1,849,619
    Emperor International Holdings                   6,996,753   2,010,684
#   Emperor Watch & Jewellery, Ltd.                 25,370,000   2,030,837
*   ENM Holdings, Ltd.                              15,112,000     924,157
*   Enviro Energy International Holdings, Ltd.       3,906,000      85,127
*   EPI Holdings, Ltd.                              21,859,927     647,545
#   Esprit Holdings, Ltd.                           13,005,750  23,980,456
*   eSun Holdings, Ltd.                              4,472,000     599,715
*   Ezcom Holdings, Ltd.                                72,576          --
    Fairwood, Ltd.                                     622,100   1,274,263
    Far East Consortium International, Ltd.          6,031,772   1,992,924
*   FIH Mobile, Ltd.                                 2,713,000   1,524,719
*   Fountain SET Holdings, Ltd.                      4,898,000     663,772
    Four Seas Mercantile Hldg                          592,000     242,416
    Fujikon Industrial Holdings, Ltd.                  736,000     195,457
#*  G-Resources Group, Ltd.                        140,109,600   4,187,295
    Get Nice Holdings, Ltd.                         22,008,000   1,006,827
#   Giordano International, Ltd.                     9,084,000   8,521,138
#   Glorious Sun Enterprises, Ltd.                   2,702,000     616,919
    Gold Peak Industries Holding, Ltd.               3,118,642     337,971
    Golden Resources Development International,
      Ltd.                                           3,330,500     182,377
*   Goldin Financial Holdings, Ltd.                    480,000     142,947
#*  Goldin Properties Holdings, Ltd.                 3,044,000   1,404,880
*   Grande Holdings, Ltd. (The)                        882,000      46,643

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
HONG KONG -- (Continued)
    Great Eagle Holdings, Ltd.                         70,160 $  250,288
*   Greenheart Group, Ltd.                             24,000      1,794
    Guangnan Holdings, Ltd.                         2,249,600    284,450
#   Guotai Junan International Holdings, Ltd.       3,543,000  1,518,326
#   Haitong International Securities Group, Ltd.    2,683,379  1,319,769
*   Hang Fung Gold Technology, Ltd.                 1,972,482         --
*   Hao Tian Development Group, Ltd.               10,556,000    469,269
#   Harbour Centre Development, Ltd.                  963,500  1,767,577
    High Fashion International                        268,000    102,043
    HKR International, Ltd.                         5,934,336  2,902,095
    Hon Kwok Land Investment Co., Ltd.                314,800    121,293
*   Hong Fok Land, Ltd.                             1,210,000         --
    Hong Kong Aircraft Engineering Co., Ltd.           73,200    981,656
    Hong Kong Ferry Holdings Co., Ltd.                809,300    812,703
#   Hong Kong Television Network, Ltd.              2,401,751    786,763
    Hongkong & Shanghai Hotels (The)                  920,000  1,447,808
    Hongkong Chinese, Ltd.                          5,092,000  1,130,714
    Hop Hing Group Holdings, Ltd.                   1,292,000     54,947
    Hopewell Holdings, Ltd.                         1,804,000  6,087,002
    Hsin Chong Construction Group, Ltd.             3,751,658    512,553
    Hung Hing Printing Group, Ltd.                  1,412,000    203,931
#   Hutchison Telecommunications Hong Kong
      Holdings, Ltd.                                9,652,000  4,272,800
*   Hybrid Kinetic Group, Ltd.                      4,936,000     75,110
*   Hycomm Wireless, Ltd.                              77,090      9,064
*   Imagi International Holdings, Ltd.             43,000,000    515,517
#*  Integrated Waste Solutions Group Holdings,
      Ltd.                                            952,000    166,996
    IPE Group, Ltd.                                 2,655,000    191,713
*   IRC, Ltd.                                       6,536,000    707,330
#   IT, Ltd.                                        3,816,532  1,161,603
    ITC Corp., Ltd.                                   856,708     56,303
    ITC Properties Group, Ltd.                      3,590,186  1,361,758
*   Jinhui Holdings, Ltd.                             121,000     27,641
*   JLF Investment Co., Ltd.                        1,623,500    112,835
    Johnson Electric Holdings, Ltd.                 5,796,000  4,171,793
#   K Wah International Holdings, Ltd.              7,495,545  4,110,443
    Kam Hing International Holdings, Ltd.           1,830,000    148,971
    Kantone Holdings, Ltd.                          8,515,145    114,252
    Karrie International Hldgs                      1,337,200     48,193
    Keck Seng Investments                             904,600    506,160
*   King Pacific International Holdings, Ltd.       1,404,200         --
*   King Stone Energy Group, Ltd.                   7,296,000    327,767
    Kingmaker Footwear Holdings, Ltd.               1,532,955    353,937
    Kingston Financial Group, Ltd.                 15,477,000  1,755,980
*   Ko Yo Chemical Group, Ltd.                     15,800,000    211,948
    Kowloon Development Co., Ltd.                   2,334,000  2,881,168
    Kwoon Chung Bus Hldgs                             260,000     64,570
*   Lai Sun Development                            71,467,466  2,046,488
*   Lai Sun Garment International, Ltd.             2,948,000    537,473
    Lam Soon Hong Kong, Ltd.                          302,310    212,584
    Landsea Green Properties Co., Ltd.                812,000     87,893
*   Leading Spirit High-Tech Holdings Co., Ltd.     2,310,000         --
    Lee's Pharmaceutical Holdings, Ltd.               505,000    468,821

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
HONG KONG -- (Continued)
    Lerado Group Holdings Co.                       1,900,000 $   215,955
    Lifestyle International Holdings, Ltd.             35,000      76,273
*   Lifestyle Properties Development, Ltd.              1,750         354
    Lippo China Resources, Ltd.                    11,788,000     356,976
    Lippo, Ltd.                                     1,195,700     599,744
*   Lisi Group Holdings, Ltd.                       3,758,000     179,207
#   Liu Chong Hing Investment                         837,200   1,859,367
    Luen Thai Holdings, Ltd.                        1,159,000     426,053
#   Luk Fook Holdings International, Ltd.           2,289,000   8,142,153
    Luks Group Vietnam Holdings Co., Ltd.             482,913     129,327
    Lung Kee Bermuda Holdings                       1,613,875     595,023
    Magnificent Estates                            13,558,000     656,432
    Mainland Headwear Holdings, Ltd.                  313,600      29,548
    Man Wah Holdings, Ltd.                          2,492,000   4,282,069
    Man Yue Technology Holdings, Ltd.                 980,000     122,576
    Matrix Holdings, Ltd.                           1,067,414     259,924
*   Mei Ah Entertainment Group, Ltd.               11,040,000     157,878
    Melbourne Enterprises, Ltd.                        40,500     785,495
#   Melco International Development, Ltd.           6,017,000  18,925,645
#   Midland Holdings, Ltd.                          4,946,000   2,015,597
    Ming Fai International Holdings, Ltd.           1,765,000     193,425
*   Ming Fung Jewellery Group, Ltd.                13,090,000     418,514
    Miramar Hotel & Investment                        870,000   1,115,700
*   Mongolia Energy Corp., Ltd.                    10,603,000     375,810
#*  Mongolian Mining Corp.                          8,710,500   1,438,400
    NagaCorp, Ltd.                                    648,000     598,392
    Nanyang Holdings                                  137,500     568,007
    National Electronic Hldgs                       2,498,000     312,341
    Natural Beauty Bio-Technology, Ltd.             4,040,000     260,584
#*  Neo-Neon Holdings, Ltd.                         4,065,000     942,266
*   Neptune Group, Ltd.                            12,860,000     588,412
    New Century Group Hong Kong, Ltd.              13,351,464     268,564
*   New Smart Energy Group, Ltd.                   15,176,250     260,527
#*  New Times Energy Corp., Ltd.                    1,297,600     115,499
    Newocean Energy Holdings, Ltd.                  7,110,000   4,347,637
*   Next Media, Ltd.                                4,095,183     449,012
*   Norstar Founders Group, Ltd.                    3,256,000          --
*   North Asia Resources Holdings, Ltd.               998,600      19,711
*   Orange Sky Golden Harvest Entertainment
      Holdings, Ltd.                                6,229,706     301,459
#   Orient Overseas International, Ltd.                95,000     490,686
*   Orient Power Holdings, Ltd.                       804,000          --
#   Oriental Watch Holdings                         3,160,800   1,011,078
    Pacific Andes International Holdings, Ltd.     11,385,378     513,430
    Pacific Basin Shipping, Ltd.                   11,222,000   8,030,542
    Pacific Textile Holdings, Ltd.                  3,060,000   4,191,895
    Paliburg Holdings, Ltd.                         3,152,830   1,012,582
*   Pan Asia Environmental Protection Group, Ltd.      80,000      14,858
*   Paradise Entertainment, Ltd.                      296,000      86,921
    PCCW, Ltd.                                      3,996,000   1,809,522
#*  Peace Mark Holdings, Ltd.                       2,738,022          --
*   Pearl Oriental Oil, Ltd.                       11,918,400     409,428
    Pegasus International Holdings, Ltd.              226,000      32,463

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
HONG KONG -- (Continued)
    Pico Far East Holdings, Ltd.                    4,822,000 $1,524,918
*   Ping Shan Tea Group, Ltd.                       2,633,325     77,429
    Playmates Holdings, Ltd.                          554,000    696,340
    PNG Resources Holdings, Ltd.                   28,866,362    479,771
    Pokfulam Development Co.                          234,000    376,504
*   Poly Capital Holdings, Ltd.                     1,154,000     18,166
    Polytec Asset Holdings, Ltd.                   10,878,526  1,390,014
    Public Financial Holdings, Ltd.                 3,194,000  1,669,428
    PYI Corp., Ltd.                                24,381,973    591,249
*   Pyxis Group, Ltd.                               1,936,000     42,451
    Raymond Industrial, Ltd.                           30,400      3,681
    Regal Hotels International Holdings, Ltd.       2,809,800  1,536,638
    Richfield Group Holdings, Ltd.                  9,672,000    258,069
*   Rising Development Holdings, Ltd.               2,148,000    138,862
    Rivera Holdings, Ltd.                           5,710,000    232,244
    SA SA International Holdings, Ltd.              7,008,000  7,672,215
    Safety Godown Co., Ltd.                           398,000    513,694
    Samsonite International SA                        214,500    584,942
*   San Miguel Brewery Hong Kong, Ltd.                158,800     26,011
*   Sandmartin International Holdings, Ltd.            84,000      5,188
*   Sanyuan Group, Ltd.                               415,000         --
    SAS Dragon Hldg, Ltd.                             430,000    242,587
#   SEA Holdings, Ltd.                              1,158,000    657,242
#   Shenyin Wanguo HK, Ltd.                         1,937,500    689,080
*   Shougang Concord Technology Holdings            5,219,809    319,805
*   Shun Ho Resources Holdings, Ltd.                  189,000     39,633
*   Shun Ho Technology Holdings, Ltd.               1,037,452    225,233
    Shun Tak Holdings, Ltd.                        10,767,419  6,237,351
#*  Silver base Group Holdings, Ltd.                4,977,677    827,184
*   Sing Pao Media Enterprises, Ltd.                  250,511         --
    Sing Tao News Corp., Ltd.                       1,974,000    285,103
    Singamas Container Holdings, Ltd.              10,014,000  2,324,227
*   Sino Distillery Group, Ltd.                     2,230,000    135,082
*   Sino-Tech International Holdings, Ltd.         29,380,000    125,035
*   Sinocan Holdings, Ltd.                            350,000         --
*   Sinocop Resources Holdings, Ltd.                1,040,000     89,821
    SIS International Holdings                         34,000     12,929
    Sitoy Group Holdings, Ltd.                        448,000    245,847
#   SmarTone Telecommunications Holdings, Ltd.      2,626,500  3,459,273
    SOCAM Development, Ltd.                         1,704,771  2,027,287
*   Solomon Systech International, Ltd.             8,590,000    393,274
    Soundwill Holdings, Ltd.                          406,000    727,949
*   South China China, Ltd.                         6,744,000    645,544
*   South China Land, Ltd.                         15,207,170    339,181
    Stella International Holdings, Ltd.               308,000    760,231
    Stelux Holdings International, Ltd.             3,100,400  1,055,827
*   Success Universe Group, Ltd.                    5,948,000    361,094
    Sun Hing Vision Group Holdings, Ltd.              358,000    124,219
    Sun Hung Kai & Co., Ltd.                        3,017,429  1,698,666
*   Sun Innovation Holdings, Ltd.                   9,295,655    159,140
*   Sunway International Holdings, Ltd.                50,000      2,257
#*  Sustainable Forest Holdings, Ltd.               1,128,374     25,767

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
HONG KONG -- (Continued)
    TAI Cheung Holdings                             2,019,000 $ 1,531,530
    TAI Sang Land Developement, Ltd.                  804,910     395,446
*   Talent Property Group, Ltd.                     4,701,420      79,318
#   Tan Chong International, Ltd.                   1,212,000     480,164
#   Tao Heung Holdings, Ltd.                          517,000     396,586
#*  Taung Gold International, Ltd.                 14,590,000     299,214
    Television Broadcasts, Ltd.                       536,900   3,135,578
    Termbray Industries International               2,304,900     213,926
    Tern Properties                                    51,200      28,900
    Texwinca Holdings, Ltd.                         3,322,000   3,393,919
    Tian Teck Land                                  1,054,000   1,157,886
#*  Titan Petrochemicals Group, Ltd.               13,140,000       4,237
*   Tom Group, Ltd.                                 2,120,000     407,136
    Tongda Group Holdings, Ltd.                    17,440,000     989,880
*   Topsearch International Holdings, Ltd.            186,000       5,628
*   Town Health International Investments, Ltd.     1,175,165     309,328
    Tradelink Electronic Commerce, Ltd.             2,816,000     697,084
#   Transport International Holdings, Ltd.          1,001,741   2,255,785
    Trinity, Ltd.                                   7,266,000   2,716,019
    Tristate Holdings, Ltd.                           188,000      79,403
*   TSC Group Holdings, Ltd.                        2,801,000     950,401
    Tse Sui Luen Jewellery International, Ltd.        300,000     145,017
    Tysan Holdings, Ltd.                            1,040,773     362,963
*   U-RIGHT International Holdings, Ltd.              142,380       7,346
#*  United Laboratories International Holdings,
      Ltd. (The)                                    3,920,000   1,653,502
*   Universal Technologies Holdings, Ltd.           7,630,000     443,085
*   Up Energy Development Group, Ltd.               3,205,000     183,997
*   Value Convergence Holdings, Ltd.                1,756,000     259,550
#   Value Partners Group, Ltd.                      4,879,000   2,961,189
    Van Shung Chong Holdings, Ltd.                    789,335     135,510
    Vanke Property Overseas, Ltd.                       4,000       5,716
    Varitronix International, Ltd.                  1,660,293   1,476,034
    Vedan International Holdings, Ltd.              3,272,000     194,535
    Victory City International Holdings, Ltd.       6,194,514     870,076
#   Vitasoy International Holdings, Ltd.            4,145,000   5,344,997
    VST Holdings, Ltd.                              4,707,600     929,079
    VTech Holdings, Ltd.                                8,400     119,949
    Wai Kee Holdings, Ltd.                          7,864,738   2,092,502
    Wang On Group, Ltd.                            27,831,286     509,837
*   Warderly International Holdings, Ltd.             520,000      32,194
    Water Oasis Group, Ltd.                         1,346,000     105,751
    Win Hanverky Holdings, Ltd.                     1,812,000     207,843
    Wing Hang Bank, Ltd.                              292,500   4,148,289
    Wing On Co. International, Ltd.                   781,000   2,246,058
    Wing Tai Properties, Ltd.                       1,957,331   1,188,799
    Wong's International Hldgs                        737,641     251,128
    Wong's Kong King International                    120,000      10,839
    Xinyi Glass Holdings, Ltd.                     12,292,000  12,189,775
*   Xpress Group, Ltd.                                440,000      19,357
    Yangtzekiang Garment, Ltd.                        606,500     228,568
    Yau Lee Holdings, Ltd.                            534,000     121,107
    Yeebo International Hldg                          572,000      84,079

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
HONG KONG -- (Continued)
#   YGM Trading, Ltd.                                 460,000 $  1,036,841
    YT Realty Group, Ltd.                             749,000      220,030
*   Yugang International, Ltd.                     93,492,000      627,022
*   Zhuhai Holdings Investment Group, Ltd.          2,558,000      501,584
                                                              ------------
TOTAL HONG KONG                                                348,377,952
                                                              ------------
NEW ZEALAND -- (6.3%)
#*  A2 Corp., Ltd.                                    285,785      160,983
    Abano Healthcare Group, Ltd.                       29,547      167,088
#   Air New Zealand, Ltd.                           2,301,073    3,061,186
#   Auckland International Airport, Ltd.              355,350    1,005,936
#*  Bathurst Resources New Zealand, Ltd.            1,666,560      306,907
    Briscoe Group, Ltd.                                 2,235        4,392
    Cavalier Corp., Ltd.                              283,674      426,367
#   CDL Investments New Zealand, Ltd.                 163,215       73,856
#   Chorus, Ltd.                                      923,718    2,021,675
    Colonial Motor Co., Ltd. (The)                    148,846      605,761
#*  Diligent Board Member SVCS                         82,102      296,915
#   Ebos Group, Ltd.                                  355,805    2,850,216
#   Fisher & Paykel Healthcare Corp., Ltd.          3,375,400   10,265,529
#   Freightways, Ltd.                                 842,276    3,040,371
#   Hallenstein Glasson Holdings, Ltd.                245,661      999,778
    Heartland New Zealand, Ltd.                       179,542      124,408
#   Hellaby Holdings, Ltd.                            372,546      876,979
#   Infratil, Ltd.                                  2,679,116    5,532,090
    Kathmandu Holdings, Ltd.                          224,000      718,935
    Mainfreight, Ltd.                                 468,315    4,486,874
    Methven, Ltd.                                      93,877      112,413
#   Metlifecare, Ltd.                                 120,817      407,186
    Michael Hill International, Ltd.                1,534,152    1,938,339
    Millennium & Copthorne Hotels New Zealand,
      Ltd.                                          1,387,344      768,989
    New Zealand Oil & Gas, Ltd.                     2,036,646    1,413,145
#   New Zealand Refining Co., Ltd. (The)              591,259    1,099,119
    Northland Port Corp. NZ, Ltd.                     152,795      359,136
#   Nuplex Industries, Ltd.                         1,092,713    3,158,622
#   NZX, Ltd.                                         947,061      986,510
#   Opus International Consultants, Ltd.               12,925       20,835
*   Pacific Edge, Ltd.                                 88,020       90,972
    PGG Wrightson, Ltd.                               980,136      332,113
*   Pike River Coal, Ltd.                             490,805           --
    Port of Tauranga, Ltd.                            528,322    6,019,074
*   Pumpkin Patch, Ltd.                               606,913      496,200
*   Rakon, Ltd.                                       224,519       38,919
#   Restaurant Brands New Zealand, Ltd.               461,634    1,135,514
    Richina Pacific, Ltd.                             274,180       81,530
*   Rubicon, Ltd.                                   1,485,105      436,571
#   Ryman Healthcare, Ltd.                          1,742,405   10,861,648
#   Sanford Ltd.                                      393,618    1,484,709
    Scott Technology, Ltd.                             36,510       65,493
#   Skellerup Holdings, Ltd.                          507,716      712,436
    Sky Network Television, Ltd.                    1,319,448    6,757,325
#   SKYCITY Entertainment Group, Ltd.               3,420,386   10,984,846

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
NEW ZEALAND -- (Continued)
    Steel & Tube Holdings, Ltd.                      408,278 $ 1,071,110
    Tourism Holdings, Ltd.                           274,867     181,596
    Tower, Ltd.                                      790,254   1,208,164
    Trade Me, Ltd.                                   336,316   1,249,682
#   TrustPower, Ltd.                                  68,345     389,529
    Vector, Ltd.                                   1,076,417   2,319,893
    Warehouse Group, Ltd. (The)                      617,046   1,875,725
#*  Xero, Ltd.                                       103,801   2,399,624
                                                             -----------
TOTAL NEW ZEALAND                                             97,483,213
                                                             -----------
PHILIPPINES -- (0.0%)
#   Del Monte Pacific, Ltd.                           26,000      17,016
                                                             -----------
SINGAPORE -- (11.6%)
#*  Abterra, Ltd.                                    531,800     233,672
#   Amara Holdings, Ltd.                             950,000     423,883
    Amtek Engineering, Ltd.                        1,297,000     500,424
    Armstrong Industrial Corp., Ltd.               1,815,000     584,611
#   ASL Marine Holdings, Ltd.                        816,600     436,629
    Aspial Corp., Ltd.                                67,000      21,303
#   Ausgroup, Ltd.                                 3,323,000     789,519
#   Baker Technology, Ltd.                         1,272,000     265,898
    Banyan Tree Holdings, Ltd.                     1,053,000     572,724
#   Biosensors International Group, Ltd.           5,984,237   4,524,790
    Bonvests Holdings, Ltd.                          978,000     920,614
    Boustead Singapore, Ltd.                       1,659,261   2,010,281
#   Breadtalk Group, Ltd.                            850,800     630,333
*   Broadway Industrial Group, Ltd.                1,374,000     248,824
    Bukit Sembawang Estates, Ltd.                    614,003   3,038,136
#   Bund Center Investment, Ltd.                   2,717,000     446,958
    Centurion Corp., Ltd.                             26,000      11,578
    CH Offshore, Ltd.                              1,642,400     560,797
#   China Aviation Oil Singapore Corp., Ltd.       1,322,000     989,559
#   China Merchants Holdings Pacific, Ltd.           813,000     556,275
#   Chip Eng Seng Corp., Ltd.                      3,546,800   2,010,509
    Chuan Hup Holdings, Ltd.                       3,967,000     910,005
    Cityspring Infrastructure Trust                1,268,000     489,614
#   Cosco Corp. Singapore, Ltd.                    6,840,000   4,311,915
    Creative Technology, Ltd.                        272,200     483,815
    CSC Holdings, Ltd.                             2,495,000     203,229
    CSE Global, Ltd.                               3,192,000   2,424,846
#   CWT, Ltd.                                      1,393,700   1,558,636
    Datapulse Technology, Ltd.                        89,000      17,209
*   Delong Holdings, Ltd.                          1,361,000     393,121
    DMX Technologies Group, Ltd.                   2,096,000     370,443
#   Dyna-Mac Holdings, Ltd.                        2,015,000     647,965
#   Elec & Eltek International Co., Ltd.             147,000     288,096
    Ellipsiz, Ltd.                                   123,000       8,406
    EnGro Corp., Ltd.                                354,000     282,166
#   Etika International Holdings, Ltd.               575,000     201,570
    Eu Yan Sang International, Ltd.                  809,800     488,376
*   euNetworks Group, Ltd.                             8,220       5,128

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
SINGAPORE -- (Continued)
#   Ezion Holdings, Ltd.                              854,000 $1,537,080
#*  Ezra Holdings, Ltd.                             4,875,000  5,254,031
#   Falcon Energy Group, Ltd.                       1,951,000    609,938
    Far East Orchard, Ltd.                          1,070,598  1,687,729
    First Resources, Ltd.                             139,000    218,080
    FJ Benjamin Holdings, Ltd.                      1,305,000    256,984
    Food Empire Holdings, Ltd.                      1,256,400    667,249
*   Forterra Trust                                     98,000    171,196
#   Fragrance Group, Ltd.                           6,168,000  1,017,775
    Freight Links Express Holdings, Ltd.            9,159,901    788,554
#*  Gallant Venture, Ltd.                           5,073,000  1,120,614
    GK Goh Holdings, Ltd.                           1,458,000  1,026,113
*   Global Yellow Pages, Ltd.                         299,000     22,160
#   GMG Global, Ltd.                               17,887,000  1,453,956
    Goodpack, Ltd.                                  1,578,000  2,432,413
    GP Batteries International, Ltd.                  343,000    221,123
    GP Industries, Ltd.                             2,643,209  1,084,565
    GuocoLand, Ltd.                                   410,314    742,893
#   GuocoLeisure, Ltd.                              3,287,000  2,180,409
*   Hanwell Holdings, Ltd.                          1,823,419    382,390
#*  Healthway Medical Corp., Ltd.                   8,042,776    433,897
    HG Metal Manufacturing, Ltd.                    1,768,000    112,217
    Hi-P International, Ltd.                        1,309,000    636,937
    Hiap Hoe, Ltd.                                    353,000    229,807
    Hiap Seng Engineering, Ltd.                       612,000    130,545
*   HLH Group, Ltd.                                 8,364,000    134,274
    Ho Bee Land, Ltd.                               1,652,000  2,735,172
    Hong Fok Corp., Ltd.                            3,323,640  1,911,569
    Hong Leong Asia, Ltd.                             702,000    821,737
    Hotel Grand Central, Ltd.                       1,331,073  1,134,238
    Hotel Properties, Ltd.                          1,385,400  3,500,131
    Hour Glass, Ltd. (The)                            622,744    847,383
    HTL International Holdings, Ltd.                1,063,843    273,717
*   Huan Hsin Holdings, Ltd.                          343,400     10,228
    HupSteel, Ltd.                                  1,572,875    279,088
    Hwa Hong Corp., Ltd.                            2,186,000    545,265
#   Hyflux, Ltd.                                    3,212,500  2,995,828
    IFS Capital, Ltd.                                 248,080     89,147
#   Indofood Agri Resources, Ltd.                   3,448,000  2,524,032
    InnoTek, Ltd.                                     950,000    260,529
#*  International Healthway Corp., Ltd.               637,656    185,141
    IPC Corp., Ltd.                                 4,265,000    527,453
    Isetan Singapore, Ltd.                            122,500    436,014
    Jaya Holdings, Ltd.                             2,280,000  1,256,173
#*  Jiutian Chemical Group, Ltd.                   10,128,000    715,752
#*  Jurong Technologies Industrial Corp., Ltd.      2,227,680         --
    K-Green Trust                                   1,330,000  1,097,037
    K1 Ventures, Ltd.                               4,793,500    703,265
#   Keppel Telecommunications & Transportation,
      Ltd.                                          1,409,600  1,767,886
    Koh Brothers Group, Ltd.                        1,432,000    340,186
*   Lafe Corp., Ltd.                                  700,000     39,792
    LC Development, Ltd.                            3,569,504    442,208

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
SINGAPORE -- (Continued)
    Lee Kim Tah Holdings, Ltd.                      1,600,000 $1,162,981
*   Li Heng Chemical Fibre Technologies, Ltd.       2,053,000    203,746
    Lian Beng Group, Ltd.                           1,917,000    855,792
#   Low Keng Huat Singapore, Ltd.                     878,000    484,185
    Lum Chang Holdings, Ltd.                        1,094,030    308,264
    M1, Ltd.                                        1,533,000  4,200,936
*   Manhattan Resources, Ltd.                         911,000    245,122
    Marco Polo Marine, Ltd.                           963,000    290,082
    mDR, Ltd.                                       3,997,000     35,320
*   Mercator Lines Singapore, Ltd.                    555,000     48,916
    Mermaid Maritime PCL                            1,066,000    278,710
#   Metro Holdings, Ltd.                            2,085,792  1,400,579
#   Mewah International, Inc.                       1,773,000    685,772
#   Midas Holdings, Ltd.                            8,006,000  3,214,613
#   Nam Cheong Ltd                                  7,126,740  1,635,593
#*  Neptune Orient Lines, Ltd.                        595,000    506,803
    New Toyo International Holdings, Ltd.           1,624,000    379,376
    NSL, Ltd.                                         422,000    485,858
#*  Oceanus Group, Ltd.                            13,109,000    157,684
    OKP Holdings, Ltd.                                207,000     59,833
#   OSIM International, Ltd.                        1,539,000  2,613,370
#*  Otto Marine, Ltd.                               6,886,500    292,729
#   OUE, Ltd.                                       1,863,000  3,626,406
    Pan-United Corp., Ltd.                          2,006,000  1,554,883
    PEC, Ltd.                                          47,000     23,046
*   Penguin International, Ltd.                       400,000     37,301
#   Petra Foods, Ltd.                                 804,000  2,299,083
    Popular Holdings, Ltd.                          2,763,650    567,730
    QAF, Ltd.                                       1,184,483    800,274
#*  Raffles Education Corp., Ltd.                   4,104,710    991,105
    Raffles Medical Group, Ltd.                       543,330  1,395,181
    Rickmers Maritime                                 888,000    207,162
    Rotary Engineering, Ltd.                        1,463,600    759,500
#   Roxy-Pacific Holdings, Ltd.                       297,500    144,388
*   S I2I, Ltd.                                    17,004,000    245,998
    San Teh, Ltd.                                     999,087    249,847
*   Sapphire Corp., Ltd.                              704,000     63,444
    SBS Transit, Ltd.                                 953,500    986,226
    See Hup Seng, Ltd.                              1,706,000    410,596
#   Sheng Siong Group, Ltd.                         1,085,000    540,736
    Sim Lian Group, Ltd.                            2,281,855  1,644,008
#   Sinarmas Land, Ltd.                             5,725,000  2,529,236
#   Sing Holdings, Ltd.                             1,134,000    401,873
    Sing Investments & Finance, Ltd.                  297,675    325,850
#   Singapore Post, Ltd.                            9,103,120  9,596,310
    Singapore Reinsurance Corp., Ltd.               1,514,530    309,188
    Singapore Shipping Corp., Ltd.                  1,689,000    285,890
    Singapura Finance, Ltd.                           174,062    217,081
#*  Sino Grandness Food Industry Group, Ltd.        1,926,000  1,107,417
#   SMRT Corp., Ltd.                                1,592,000  1,664,979
    Stamford Land Corp., Ltd.                       3,258,000  1,493,453
    Straco Corp., Ltd.                                130,000     41,052

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
SINGAPORE -- (Continued)
      Sunningdale Tech, Ltd.                           2,398,000 $      244,672
*     SunVic Chemical Holdings, Ltd.                   1,650,000        577,647
      Super Group, Ltd.                                1,002,000      3,387,980
#     Swiber Holdings, Ltd.                            3,974,000      2,000,542
      Swissco Holdings, Ltd.                             295,000         67,577
#     Tat Hong Holdings, Ltd.                          2,072,800      1,557,323
#*    Technics Oil & Gas, Ltd.                            42,000         27,040
*     Technovator International, Ltd.                     34,000         13,882
      Thakral Corp., Ltd.                              5,601,000        130,881
#     Tiong Woon Corp. Holding, Ltd.                   2,152,250        561,430
#*    Triyards holdings, Ltd.                            348,900        190,572
      Tuan Sing Holdings, Ltd.                         4,074,495      1,049,486
#     UMS Holdings, Ltd.                               1,308,000        584,741
      United Engineers, Ltd.                           2,700,028      4,020,666
#     United Envirotech, Ltd.                          2,478,000      1,663,214
      United Overseas Insurance, Ltd.                    187,250        646,494
#     UOB-Kay Hian Holdings, Ltd.                      1,798,400      2,405,840
#     UPP Holdings, Ltd.                               3,060,000        650,675
#*    Vard Holdings, Ltd.                              3,815,000      2,696,040
#     Venture Corp., Ltd.                              1,600,000     10,019,818
      Vicom, Ltd.                                        120,000        473,650
#     Wee Hur Holdings, Ltd.                           2,479,000        639,046
      Wheelock Properties Singapore, Ltd.              1,210,000      1,655,810
      Wing Tai Holdings, Ltd.                          2,724,567      4,837,547
#*    Xpress Holdings, Ltd.                            1,281,000         24,715
#     Yeo Hiap Seng, Ltd.                                223,731        458,449
      YHI International, Ltd.                          1,174,000        252,728
#     Yongnam Holdings, Ltd.                           8,048,000      1,555,249
                                                                 --------------
TOTAL SINGAPORE                                                     179,312,978
                                                                 --------------
TOTAL COMMON STOCKS                                               1,259,639,911
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*     Centrebet International, Ltd. Litigation
        Rights                                            81,336             --
                                                                 --------------
HONG KONG -- (0.0%)
*     Emperor Capital Group, Ltd. Rights 11/22/13            327             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                        --
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (18.7%)
(S)@  DFA Short Term Investment Fund                  25,064,823    290,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.09%, 11/01/13
        (Collateralized by $507,256 U.S. Treasury
        Note 2.375%, 09/30/14, valued at $518,619)
        to be repurchased at $506,216                $       506        506,215

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

@   Repurchase Agreement, Deutsche Bank
      Securities, Inc. 0.12%, 11/01/13
      (Collateralized by $51,657 FNMA, rates
      ranging from 2.500% to 4.500%, maturities
      ranging from 04/01/27 to 10/01/43, valued
      at $46,714) to be repurchased at $45,798     46  $       45,798
                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL                       290,552,013
                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,443,079,348)    $1,550,191,924
                                                       ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               October 31, 2013

                                                     Shares     Value++
                                                   ---------- -----------
COMMON STOCKS -- (98.5%)

Consumer Discretionary -- (26.5%)
    4imprint Group P.L.C.                              97,044 $   978,425
    888 Holdings P.L.C.                               787,950   2,008,050
*   Aga Rangemaster Group P.L.C.                      453,866     939,777
    Barratt Developments P.L.C.                     5,157,995  27,660,094
    Bellway P.L.C.                                    652,849  15,724,768
    Berkeley Group Holdings P.L.C.                    650,346  24,378,283
    Betfair Group P.L.C.                               63,296   1,020,866
    Bloomsbury Publishing P.L.C.                      283,806     784,019
    BOOT HENRY P.L.C.                                 432,804   1,252,428
    Bovis Homes Group P.L.C.                          875,787  11,017,797
    Bwin.Party Digital Entertainment P.L.C.         2,880,414   5,659,185
*   Carpetright P.L.C.                                  2,855      28,545
#   Centaur Media P.L.C.                              556,967     500,647
    Chime Communications P.L.C.                       304,315   1,544,867
    Cineworld Group P.L.C.                            701,265   4,170,251
    Creston P.L.C.                                     22,394      36,016
    Daily Mail & General Trust P.L.C.               1,328,069  17,321,746
    Darty P.L.C.                                       55,620      73,232
    Debenhams P.L.C.                                6,498,732  10,601,548
    Dignity P.L.C.                                    222,479   4,972,966
*   Dixons Retail P.L.C.                           16,850,562  13,202,433
    Domino's Pizza Group P.L.C.                       440,599   4,131,950
    Dunelm Group P.L.C.                               213,012   3,025,016
*   Enterprise Inns P.L.C.                          2,687,428   6,529,023
#   Euromoney Institutional Investor P.L.C.           295,537   5,096,313
    Fiberweb P.L.C.                                   729,920   1,190,105
*   Findel P.L.C.                                     299,050   1,220,455
*   Forminster P.L.C.                                  43,333          --
    Fuller Smith & Turner P.L.C.                      137,316   1,995,758
*   Future P.L.C.                                   1,301,863     344,505
    Games Workshop Group P.L.C.                       101,889   1,274,033
    Greene King P.L.C.                              1,421,372  18,808,719
    Halfords Group P.L.C.                           1,072,399   7,263,247
    Headlam Group P.L.C.                              337,290   2,143,820
    Home Retail Group P.L.C.                        4,196,363  13,388,556
#   Hornby P.L.C.                                     154,220     197,185
    Howden Joinery Group P.L.C.                     2,676,884  13,843,959
    Huntsworth P.L.C.                                 912,563     957,242
    Inchcape P.L.C.                                 2,319,770  23,684,611
    Informa P.L.C.                                  3,121,619  27,964,781
    ITV P.L.C.                                      2,941,998   8,995,393
    JD Sports Fashion P.L.C.                          120,013   2,186,775
    JD Wetherspoon P.L.C.                             481,499   5,445,036
    John Menzies P.L.C.                               247,022   3,245,468
#*  Johnston Press P.L.C.                           1,007,737     218,664
    Ladbrokes P.L.C.                                4,483,503  13,723,124
    Laura Ashley Holdings P.L.C.                    1,500,394     635,974
    Lookers P.L.C.                                  1,351,597   2,814,336
    Marston's P.L.C.                                3,122,248   7,602,240
    Mecom Group P.L.C.                                332,622     357,489
    Millennium & Copthorne Hotels P.L.C.            1,048,561   9,583,968

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
Consumer Discretionary -- (Continued)
*   Mitchells & Butlers P.L.C.                      1,030,286 $  6,618,276
    MJ Gleeson Group P.L.C.                           195,875      976,880
*   Mothercare P.L.C.                                 259,175    1,588,261
    N Brown Group P.L.C.                              874,754    7,351,050
#*  Ocado Group P.L.C.                                881,953    6,138,335
    Pendragon P.L.C.                                3,928,043    2,393,349
    Persimmon P.L.C.                                1,366,507   27,666,555
    Photo-Me International P.L.C.                     142,122      303,064
*   Punch Taverns P.L.C.                            2,668,837      579,987
    Rank Group P.L.C.                                  89,209      205,000
    Redrow P.L.C.                                   1,505,347    6,393,340
    Restaurant Group P.L.C. (The)                     949,028    8,757,959
    Rightmove P.L.C.                                  319,449   13,574,746
    Smiths News P.L.C.                                973,222    3,281,392
    Spirit Pub Co. P.L.C.                           3,103,818    3,644,328
*   Sportech P.L.C.                                   384,214      535,958
*   Sports Direct International P.L.C.                716,338    8,050,265
*   STV Group P.L.C.                                    4,868       24,611
*   SuperGroup P.L.C.                                 193,888    3,644,303
    Taylor Wimpey P.L.C.                           15,614,170   27,549,112
    Ted Baker P.L.C.                                  145,093    3,963,022
*   Thomas Cook Group P.L.C.                        7,517,966   17,303,141
    Topps Tiles P.L.C.                                816,215    1,156,426
*   Torotrak P.L.C.                                    45,292       19,789
#*  Trinity Mirror P.L.C.                           1,688,565    3,604,539
    TUI Travel P.L.C.                                 779,922    4,808,175
    UBM P.L.C.                                        319,562    3,498,099
    UTV Media P.L.C.                                  239,587      873,643
    Vitec Group P.L.C. (The)                          160,973    1,809,578
    WH Smith P.L.C.                                   678,939    9,798,167
    William Hill P.L.C.                             3,678,697   23,618,931
    Wilmington Group P.L.C.                           346,234    1,197,644
                                                              ------------
Total Consumer Discretionary                                   532,671,613
                                                              ------------
Consumer Staples -- (3.7%)
    A.G.BARR P.L.C.                                   424,100    3,563,404
    Anglo-Eastern Plantations                         108,153    1,171,092
    Booker Group P.L.C.                             7,511,637   18,092,064
    Britvic P.L.C.                                  1,227,439   12,289,137
    Cranswick P.L.C.                                  262,115    4,506,528
    Dairy Crest Group P.L.C.                          747,197    6,434,829
    Devro P.L.C.                                      891,696    4,529,757
    Greencore Group P.L.C.                          2,335,961    6,735,134
    Greggs P.L.C.                                     483,318    3,561,256
    Hilton Food Group P.L.C.                           23,544      161,333
    McBride P.L.C.                                    855,515    1,501,924
*   Premier Foods P.L.C.                            1,135,338    2,742,186
#   PZ Cussons P.L.C.                               1,325,039    8,361,573
    REA Holdings P.L.C.                                50,639      325,362
*   Thorntons P.L.C.                                  229,538      421,078
                                                              ------------
Total Consumer Staples                                          74,396,657
                                                              ------------

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Energy -- (5.3%)
*   Afren P.L.C.                                   5,639,345 $ 14,254,859
    AMEC P.L.C.                                      474,792    8,954,669
    Anglo Pacific Group P.L.C.                       438,805    1,561,756
*   Cairn Energy P.L.C.                            2,601,577   11,788,119
*   Coalfield Resources P.L.C.                       268,451       26,281
*   EnQuest P.L.C.                                 3,400,510    7,270,159
*   Essar Energy P.L.C.                            1,162,294    2,213,585
*   Exillon Energy P.L.C.                            289,661    1,102,882
    Fortune Oil P.L.C.                             6,170,225      974,760
*   Hardy Oil & Gas P.L.C.                            74,781      127,028
*   Heritage Oil P.L.C.                              878,300    2,610,179
    Hunting P.L.C.                                   639,376    9,134,602
    James Fisher & Sons P.L.C.                       212,309    3,790,333
#*  JKX Oil & Gas P.L.C.                             456,676      545,322
    John Wood Group P.L.C.                         1,377,126   17,930,742
*   Lamprell P.L.C.                                  967,717    2,544,383
    Premier Oil P.L.C.                             2,484,308   13,823,320
*   Salamander Energy P.L.C.                       1,063,663    1,831,861
    Soco International P.L.C.                      1,018,017    6,495,153
                                                             ------------
Total Energy                                                  106,979,993
                                                             ------------
Financials -- (14.2%)
    Admiral Group P.L.C.                              11,519      235,842
    Amlin P.L.C.                                   2,613,209   17,854,912
    Ashmore Group P.L.C.                           1,783,987   11,560,413
    Bank of Georgia Holdings P.L.C.                   88,710    2,804,672
    Beazley P.L.C.                                 2,627,389    9,631,007
    Brewin Dolphin Holdings P.L.C.                 1,292,264    5,891,901
    Capital & Counties Properties P.L.C.             474,174    2,637,229
    Capital & Regional P.L.C.                      1,493,345    1,034,733
    Catlin Group, Ltd.                             1,812,653   14,890,947
    Charles Stanley Group P.L.C.                     126,349      923,356
    Charles Taylor P.L.C.                            139,215      497,120
    Chesnara P.L.C.                                  559,060    2,619,529
    Close Brothers Group P.L.C.                      777,213   15,739,934
    Daejan Holdings P.L.C.                            32,083    2,133,181
    Development Securities P.L.C.                    580,091    2,174,630
    F&C Asset Management P.L.C.                    2,273,162    3,697,628
    Hansard Global P.L.C.                             16,468       30,713
    Hargreaves Lansdown P.L.C.                        89,565    1,706,239
    Helical Bar P.L.C.                               668,916    3,218,316
    Henderson Group P.L.C.                         5,229,541   17,950,379
    Hiscox, Ltd.                                   1,848,675   19,626,193
    ICAP P.L.C.                                    2,874,272   17,748,601
    IG Group Holdings P.L.C.                       1,346,879   13,237,127
*   Industrial & Commercial Holdings P.L.C.            5,000           --
    Intermediate Capital Group P.L.C.                572,350    4,391,993
    International Personal Finance P.L.C.            690,825    6,384,316
#*  IP Group P.L.C.                                1,255,608    2,959,794
    Jardine Lloyd Thompson Group P.L.C.              584,697    9,370,860
    Jupiter Fund Management P.L.C.                 1,339,596    8,565,676
    Lancashire Holdings, Ltd.                        901,590   11,731,722

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Financials -- (Continued)
    Liontrust Asset Management P.L.C.                129,935 $    479,419
    London Stock Exchange Group P.L.C.               236,149    6,206,929
    LSL Property Services P.L.C.                     151,839    1,103,184
    Man Group P.L.C.                               9,800,117   13,947,727
    Novae Group P.L.C.                               276,081    2,455,336
    Phoenix Group Holdings                           592,146    7,384,181
*   Puma Brandenburg, Ltd. Class A                 1,193,004           --
*   Puma Brandenburg, Ltd. Class B                 1,193,004           --
*   Quintain Estates & Development P.L.C.          2,680,731    4,173,662
    Rathbone Brothers P.L.C.                         165,692    4,333,024
    Raven Russia Ltd                                 663,193      833,532
    S&U P.L.C.                                        21,140      492,797
    Savills P.L.C.                                   616,265    6,419,651
    St James's Place P.L.C.                          846,493    9,162,870
    ST Modwen Properties P.L.C.                      957,652    5,408,560
    Tullett Prebon P.L.C.                          1,071,415    5,457,603
    Unite Group P.L.C.                               901,444    5,730,076
*   Waterloo Investment Holdings, Ltd.                 5,979          671
                                                             ------------
Total Financials                                              284,838,185
                                                             ------------
Health Care -- (2.6%)
#*  Alizyme P.L.C.                                   660,805           --
    Bioquell P.L.C.                                   90,893      217,418
*   BTG P.L.C.                                     1,781,080   11,984,887
    Consort Medical P.L.C.                           138,858    1,980,026
    Dechra Pharmaceuticals P.L.C.                    429,068    4,752,960
    Genus P.L.C.                                     281,441    5,947,661
    Hikma Pharmaceuticals P.L.C.                     713,706   13,730,269
*   Optos P.L.C.                                      89,392      223,230
*   Oxford Biomedica P.L.C.                        2,821,652      123,159
*   Renovo Group P.L.C.                               87,461       27,354
    Synergy Health P.L.C.                            287,021    4,765,097
    UDG Healthcare P.L.C.                            973,852    4,861,941
*   Vectura Group P.L.C.                           1,829,761    3,236,298
*   Vernalis P.L.C.                                   19,974        9,190
                                                             ------------
Total Health Care                                              51,859,490
                                                             ------------
Industrials -- (26.3%)
    Air Partner P.L.C.                                37,086      294,578
    Alumasc Group P.L.C.                             124,366      272,357
    Ashtead Group P.L.C.                           2,598,958   27,310,230
    Avon Rubber P.L.C.                                57,807      504,773
    Babcock International Group P.L.C.               283,438    5,796,024
    Balfour Beatty P.L.C.                          3,596,658   16,448,453
    BBA Aviation P.L.C.                            2,792,163   15,134,152
    Berendsen P.L.C.                                 810,481   12,621,571
    Bodycote P.L.C.                                1,253,236   13,210,384
    Braemar Shipping Services P.L.C.                  83,345      716,948
    Brammer P.L.C.                                   391,444    3,027,551
#   Camellia P.L.C.                                    2,481      347,254
    Cape P.L.C.                                      582,333    2,576,089
    Carillion P.L.C.                               2,233,191   10,880,111

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
Industrials -- (Continued)
    Carr's Milling Industries P.L.C.                  35,419 $   986,855
    Castings P.L.C.                                  162,757   1,128,582
    Chemring Group P.L.C.                          1,217,006   4,247,037
    Clarkson P.L.C.                                   66,882   2,155,173
    Cobham P.L.C.                                  5,618,202  25,946,576
    Communisis P.L.C.                                986,522     998,708
    Costain Group P.L.C.                              93,673     424,534
    DCC P.L.C.                                       431,941  19,342,514
    De La Rue P.L.C.                                 276,166   3,785,030
    easyJet P.L.C.                                   504,826  10,574,659
    Fenner P.L.C.                                    863,361   5,531,502
    Firstgroup P.L.C.                              5,277,432   9,759,960
    G4S P.L.C.                                       119,584     502,289
    Galliford Try P.L.C.                             336,277   6,190,821
    Go-Ahead Group P.L.C.                            207,850   5,602,779
    Goodwin P.L.C.                                        24       1,422
    Harvey Nash Group P.L.C.                          46,693      69,067
    Hays P.L.C.                                    7,041,541  14,054,156
    Helphire P.L.C.                                  380,980      33,414
    Hogg Robinson Group P.L.C.                       134,014     163,909
    Homeserve P.L.C.                               1,339,416   5,032,527
    Hyder Consulting P.L.C.                          176,908   1,545,133
    Interserve P.L.C.                                664,484   6,549,498
    Invensys P.L.C.                                2,824,855  22,668,384
    ITE Group P.L.C.                               1,144,948   5,918,278
    Keller Group P.L.C.                              333,468   5,616,830
    Kier Group P.L.C.                                197,606   5,721,898
    Latchways P.L.C.                                  36,248     741,338
    Lavendon Group P.L.C.                            779,655   2,297,185
    Management Consulting Group P.L.C.             1,519,596     596,742
    Mears Group P.L.C.                               457,384   3,139,234
    Meggitt P.L.C.                                   680,570   6,247,752
    Melrose Industries P.L.C.                      4,156,691  21,310,110
    Michael Page International P.L.C.              1,282,180   9,952,519
    Mitie Group P.L.C.                             1,741,651   8,778,549
    Morgan Advanced Materials P.L.C.               1,420,379   6,928,737
    Morgan Sindall Group P.L.C.                      187,649   2,392,269
    National Express Group P.L.C.                  2,235,488   9,357,242
    Norcros P.L.C.                                    85,621      26,876
    Northgate P.L.C.                                 752,381   5,457,246
    PayPoint P.L.C.                                  164,846   2,750,129
    QinetiQ Group P.L.C.                           3,080,895   9,778,072
    Regus PLC                                      3,367,250  11,049,752
*   Renold P.L.C.                                    153,600     106,096
    Rentokil Initial P.L.C.                        3,997,872   6,688,380
    Ricardo P.L.C.                                   248,447   2,428,888
*   Richmond Oil & Gas P.L.C.                        220,000          --
    Robert Walters P.L.C.                            387,999   2,016,709
    Rotork P.L.C.                                    335,959  15,392,385
    RPS Group P.L.C.                               1,266,580   5,903,580
    Senior P.L.C.                                  2,050,757   9,786,732
    Serco Group P.L.C.                             1,965,238  17,561,115

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Industrials -- (Continued)
    Severfield-Rowen P.L.C.                        1,252,061 $  1,278,846
    Shanks Group P.L.C.                            2,313,344    3,916,552
    SIG P.L.C.                                     2,955,026    9,750,674
    Speedy Hire P.L.C.                             2,828,053    2,951,464
    Spirax-Sarco Engineering P.L.C.                  330,635   15,461,631
    St Ives P.L.C.                                   672,895    1,946,333
    Stagecoach Group P.L.C.                        2,248,039   12,684,109
    Sthree P.L.C.                                    334,391    1,922,409
#   Stobart Group, Ltd.                              199,854      454,654
    T Clarke P.L.C.                                  147,457      158,362
    Tarsus Group P.L.C.                              208,165      825,750
    Travis Perkins P.L.C.                             79,590    2,366,810
    Tribal Group P.L.C.                              156,581      470,728
    Trifast P.L.C.                                   443,600      561,283
    UK Mail Group P.L.C.                             197,261    1,846,692
    Ultra Electronics Holdings P.L.C.                351,758   10,907,902
    Vesuvius P.L.C.                                1,449,566   11,269,234
#   Volex P.L.C.                                     233,149      464,431
    Vp P.L.C.                                        167,297    1,332,126
*   Wincanton P.L.C.                                 487,185      992,565
    WS Atkins P.L.C.                                 523,508   10,356,164
#   XP Power, Ltd.                                    73,829    1,862,695
                                                             ------------
Total Industrials                                             528,161,061
                                                             ------------
Information Technology -- (7.7%)
    Acal P.L.C.                                      104,729      560,603
    Anite P.L.C.                                   1,253,216    1,809,709
    Aveva Group PLC                                   26,720    1,107,127
    Computacenter P.L.C.                             422,291    4,003,449
    CSR P.L.C.                                       916,815    8,075,701
    Diploma P.L.C.                                   564,734    6,272,569
    Domino Printing Sciences P.L.C.                  517,750    5,733,695
    E2V Technologies P.L.C.                          453,555    1,047,129
    Electrocomponents P.L.C.                       2,186,053   10,450,916
    Fidessa Group P.L.C.                             154,478    5,008,603
*   Filtronic P.L.C.                                   4,262        4,499
    Halma P.L.C.                                   1,738,128   15,266,910
*   Imagination Technologies Group P.L.C.            205,118      913,437
*   Innovation Group P.L.C.                        4,509,376    2,296,534
*   Kofax P.L.C.                                     354,254    2,154,224
    Laird P.L.C.                                   1,350,522    5,402,558
    Micro Focus International P.L.C.                 678,082    8,887,453
    Moneysupermarket.com Group P.L.C.                489,434    1,201,980
    NCC Group P.L.C.                                 202,852      532,374
    Oxford Instruments P.L.C.                        147,050    3,066,487
    Pace P.L.C.                                    1,487,713    7,265,368
    Phoenix IT Group, Ltd.                           204,614      480,397
    Playtech P.L.C.                                  362,226    4,268,355
    Premier Farnell P.L.C.                         1,753,733    6,337,053
*   PV Crystalox Solar P.L.C.                        384,786       78,663
    Renishaw P.L.C.                                  188,423    4,898,010
    RM P.L.C.                                        363,499      666,537

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Information Technology -- (Continued)
    SDL P.L.C.                                       347,207 $  1,403,775
    Sepura P.L.C.                                    188,822      441,734
    Spectris P.L.C.                                  582,385   21,564,398
    Spirent Communications P.L.C.                  2,633,737    4,666,960
    Telecity Group P.L.C.                            656,941    8,031,378
    TT electronics P.L.C.                            815,556    2,603,134
    Vislink P.L.C.                                   274,226      214,544
*   Wolfson Microelectronics P.L.C.                  504,759    1,134,254
    Xaar P.L.C.                                      265,195    3,562,155
    Xchanging P.L.C.                               1,285,220    2,609,212
                                                             ------------
Total Information Technology                                  154,021,884
                                                             ------------
Materials -- (7.5%)
#   African Barrick Gold P.L.C.                      378,833    1,170,548
    Alent P.L.C.                                   1,359,075    7,553,040
    AZ Electronic Materials SA                       786,307    3,612,267
    British Polythene Industries P.L.C.              137,680    1,508,551
    Carclo P.L.C.                                    200,519    1,208,321
*   Centamin P.L.C.                                4,259,698    3,428,925
    Croda International P.L.C.                       442,133   17,277,527
    DS Smith P.L.C.                                4,875,734   23,632,372
    Elementis P.L.C.                               2,357,537    9,786,488
    Essentra PLC                                     895,518   11,259,255
*   Evraz P.L.C.                                      54,653      103,292
    Ferrexpo P.L.C.                                  955,423    2,774,349
*   Gem Diamonds, Ltd.                               470,255    1,200,709
    Hill & Smith Holdings P.L.C.                     427,877    3,296,635
    Hochschild Mining P.L.C.                         657,160    1,742,643
*   International Ferro Metals, Ltd.                 423,652       59,875
#   Kazakhmys P.L.C.                                 206,718      869,727
*   Lonmin P.L.C.                                  2,202,370   11,375,610
    Low & Bonar P.L.C.                             1,065,095    1,314,698
    Marshalls P.L.C.                                 848,249    2,368,053
    Mondi P.L.C.                                     691,204   12,342,094
#   New World Resources P.L.C. Class A               133,089      191,202
*   Petra Diamonds, Ltd.                           1,141,429    2,038,805
#   Petropavlovsk P.L.C.                             708,130      908,741
    RPC Group P.L.C.                                 746,324    6,105,456
    Synthomer P.L.C.                               1,165,169    4,543,104
#   Vedanta Resources P.L.C.                         480,809    8,191,998
    Victrex P.L.C.                                   379,704   10,034,703
    Zotefoams P.L.C.                                  96,852      280,924
                                                             ------------
Total Materials                                               150,179,912
                                                             ------------
Telecommunication Services -- (2.3%)
    Cable & Wireless Communications P.L.C.         6,118,769    4,590,487
*   Colt Group SA                                  1,368,251    2,703,658
    Inmarsat P.L.C.                                2,097,288   24,206,344
    Kcom Group P.L.C.                              2,964,536    4,769,415
    TalkTalk Telecom Group P.L.C.                  2,542,439   10,883,485
                                                             ------------
Total Telecommunication Services                               47,153,389
                                                             ------------

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
Utilities -- (2.4%)
      Dee Valley Group P.L.C.                             12,109 $      289,267
      Drax Group P.L.C.                                2,103,725     21,477,657
      Pennon Group P.L.C.                              1,980,713     21,629,062
      Telecom Plus P.L.C.                                197,486      4,879,975
                                                                 --------------
Total Utilities                                                      48,275,961
                                                                 --------------
TOTAL COMMON STOCKS                                               1,978,538,145
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
      McBride P.L.C.                                  28,231,995         45,267
      REA Holdings P.L.C., 9.000%                          3,038          5,607
                                                                 --------------
TOTAL PREFERRED STOCKS                                                   50,874
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (1.5%)
(S)@  DFA Short Term Investment Fund                   2,592,913     30,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.12%, 11/01/13
        (Collateralized by $735,534 FNMA, rates
        ranging from 2.500% to 4.500%, maturities
        ranging from 04/01/27 to 10/01/43, valued
        at $665,157) to be repurchased at $652,117   $       652        652,115
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL                                  30,652,115
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,356,132,190)              $2,009,241,134
                                                                 ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               October 31, 2013

                                                   Shares    Value++
                                                   ------- -----------
COMMON STOCKS -- (86.7%)

AUSTRIA -- (2.1%)
*   A-TEC Industries AG                             21,828 $        --
    Agrana Beteiligungs AG                          17,354   2,115,960
    AMAG Austria Metall AG                           1,988      57,524
    Atrium European Real Estate, Ltd.              614,001   3,666,994
    Austria Technologie & Systemtechnik AG          71,774     684,159
    BKS Bank AG                                      3,120      74,379
    CA Immobilien Anlagen AG                       163,483   2,486,113
    Conwert Immobilien Invest SE                    17,496     217,791
    DO & Co. AG                                     14,838     710,662
#   EVN AG                                         159,810   2,435,379
    Flughafen Wien AG                               47,263   3,646,075
    Frauenthal Holding AG                            4,212      52,695
#   IMMOFINANZ AG                                   15,360      67,271
    Josef Manner & Co. AG                              870      67,555
#   Kapsch TrafficCom AG                            23,418   1,264,027
#   Lenzing AG                                      51,434   3,836,909
    Mayr Melnhof Karton AG                          45,831   5,110,991
#   Oberbank AG                                     37,973   2,475,436
#   Oesterreichische Post AG                       151,659   7,111,707
#   Palfinger AG                                    57,325   2,115,643
    POLYTEC Holding AG                              82,397     793,148
    RHI AG                                         113,647   4,193,671
    Rosenbauer International AG                     16,122   1,302,805
    S IMMO AG                                      254,156   1,707,688
    Schoeller-Bleckmann Oilfield Equipment AG       52,807   6,092,309
    Semperit AG Holding                             49,494   2,423,735
    Strabag SE                                     102,680   2,698,947
    Telekom Austria AG                             560,193   4,605,230
    UBM Realitaetenentwicklung AG                    2,880      65,519
#   UNIQA Insurance Group AG                       361,548   4,420,079
#   Wienerberger AG                                533,293   9,250,481
#*  Wolford AG                                      11,252     300,016
    Zumtobel AG                                    145,385   2,594,422
                                                           -----------
TOTAL AUSTRIA                                               78,645,320
                                                           -----------
BELGIUM -- (2.6%)
*   Ablynx NV                                      129,167   1,267,548
    Ackermans & van Haaren NV                      118,073  12,787,617
*   AGFA-Gevaert NV                                898,617   2,134,031
    Arseus NV                                      103,428   3,194,223
#   Atenor Group                                     6,182     281,617
    Banque Nationale de Belgique                       968   3,795,454
    Barco NV                                        60,150   4,552,962
    Cie d'Entreprises CFE                           41,428   3,273,640
    Cie Immobiliere de Belgique SA                  12,636     617,241
    Cie Maritime Belge SA                           66,098   1,759,371
    Co.Br.Ha Societe Commerciale de Brasserie SA       115     271,344
    D'ieteren SA                                   129,060   6,081,798
#*  Deceuninck NV                                  364,236     864,772
#   Econocom Group                                 265,744   2,582,049

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- -----------
BELGIUM -- (Continued)
#   Elia System Operator SA                        135,158 $ 6,180,723
*   Euronav NV                                     101,119     712,377
    EVS Broadcast Equipment SA                      60,843   3,980,449
    Exmar NV                                       132,340   1,909,467
*   Floridienne SA                                   1,751     163,898
#*  Galapagos NV                                   110,191   2,129,801
    Gimv NV                                         13,949     706,958
*   Hamon & CIE SA                                   4,508      86,398
*   Ion Beam Applications                           89,062     734,919
    Jensen-Group NV                                 13,482     198,393
    Kinepolis Group NV                              19,582   2,857,112
    Lotus Bakeries                                   1,361   1,264,430
#*  MDxHealth                                       44,100     177,219
    Melexis NV                                      95,956   3,120,095
    Mobistar SA                                     87,167   1,510,946
#   NV Bekaert SA                                  190,167   7,962,830
#   Nyrstar                                        742,718   3,047,399
#*  Picanol                                         26,648     880,721
#*  RealDolmen NV/SA(B3M0622)                        7,587     177,956
*   RealDolmen NV/SA(5529094)                          120          20
    Recticel SA                                    101,580     681,945
#   Resilux                                          4,519     510,873
*   RHJ International                               54,210     283,500
*   Roularta Media Group NV                         10,263     164,719
    Sapec                                            2,832     179,946
    Sioen Industries NV                             52,140     617,642
    Sipef SA                                        30,617   2,323,907
    TER Beke SA                                      2,260     174,145
#   Tessenderlo Chemie NV                          132,614   3,319,529
#*  ThromboGenics NV                               155,245   4,274,664
    Van de Velde NV                                 35,750   1,817,094
                                                           -----------
TOTAL BELGIUM                                               95,613,742
                                                           -----------
DENMARK -- (4.1%)
    ALK-Abello A.S.                                 29,336   2,787,150
*   Alm Brand A.S.                                 484,611   1,896,868
#   Ambu A.S. Class B                               27,380   1,232,373
    Arkil Holding A.S. Class B                         504      55,968
*   Atlantic Petroleum P/F                           4,328     114,022
*   Auriga Industries Class B                       96,829   3,799,916
#*  Bang & Olufsen A.S.                            161,993   1,564,648
    BankNordik P/F                                     942      24,608
*   Bavarian Nordic A.S.                           105,508   1,282,962
*   BoConcept Holding A.S. Class B                   5,365      90,950
    Brodrene Hartmann A.S.                          13,977     352,551
    D/S Norden A.S.                                110,869   4,876,451
    Dfds A.S.                                       18,568   1,351,825
    Djurslands Bank A.S.                             8,970     288,157
*   East Asiatic Co., Ltd. A.S.                     55,571     949,720
    FE Bording A.S.                                    426      48,818
#   FLSmidth & Co. A.S.                            118,320   5,905,275
    Fluegger A.S. Class B                            4,198     282,792

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- ------------
DENMARK -- (Continued)
*   Genmab A.S.                                    186,552 $  8,105,183
    GN Store Nord A.S.                             772,340   17,619,238
*   GPV Industri A.S. Series B                       2,200           --
#*  Greentech Energy Systems A.S.                   12,775       33,915
    Gronlandsbanken AB                               1,125      139,105
*   H+H International A.S. Class B                  21,395      120,762
    Harboes Bryggeri A.S. Class B                   12,252      171,102
    IC Companys A.S.                                35,278      955,751
*   Incentive A.S.                                   3,575           --
    Jeudan A.S.                                      4,800      506,162
*   Jyske Bank A.S.                                252,239   14,261,538
    Lan & Spar Bank                                  5,150      277,129
    Lastas A.S. Class B                              5,633        4,871
    NKT Holding A.S.                               110,421    5,358,684
    Nordjyske Bank A.S.                             17,600      355,361
    Norresundby Bank A.S.                            7,350      287,055
    Pandora A.S.                                    68,274    3,254,437
*   Parken Sport & Entertainment A.S.               33,556      477,783
    PER Aarsleff A.S. Class B                        7,270      905,308
    Ringkjoebing Landbobank A.S.                    18,956    3,815,493
    Roblon A.S. Class B                              2,700      117,199
    Rockwool International A.S. Class B             30,614    4,815,202
    Royal UNIBREW A.S.                              45,850    5,886,053
    Schouw & Co.                                    74,017    2,760,428
    SimCorp A.S.                                   194,860    6,379,377
    Solar A.S. Class B                              22,896    1,303,515
*   Spar Nord Bank A.S.                            330,513    2,952,658
*   Sydbank A.S.                                   317,330    9,383,342
    Tivoli A.S.                                        969      513,209
*   TK Development A.S.                            358,493      446,911
*   Topdanmark A.S.                                507,925   13,824,624
*   TopoTarget A.S.                                546,711      255,797
*   Topsil Semiconductor Matls                     262,172       40,548
#*  Torm A.S.                                      543,877      168,951
#   United International Enterprises                 8,918    1,708,492
#*  Vestas Wind Systems A.S.                       693,291   18,578,010
*   Vestjysk Bank A.S.                              35,584       81,219
#*  Zealand Pharma A.S.                             32,819      369,210
                                                           ------------
TOTAL DENMARK                                               153,138,676
                                                           ------------
FINLAND -- (5.5%)
    Afarak Group Oyj                               604,909      287,629
    Ahlstrom Oyj                                    44,038      546,632
    Aktia Bank Oyj                                  33,238      344,571
    Alma Media Oyj                                 277,852    1,187,098
    Amer Sports Oyj                                550,929   11,303,591
    Apetit Oyj                                      19,402      500,717
    Aspo Oyj                                        83,192      606,893
    Atria P.L.C.                                    34,948      386,649
    Bank of Aland P.L.C. Class B                    22,078      245,503
    BasWare Oyj                                     34,550    1,004,295
*   Biotie Therapies Oyj                           955,389      452,746

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
FINLAND -- (Continued)
#   Cargotec Oyj                                     158,389 $ 5,783,667
*   Caverion Corp.                                   483,134   3,776,782
    Citycon Oyj                                    1,334,997   4,759,049
#*  Comptel Oyj                                      337,600     215,662
    Cramo Oyj                                        148,755   2,974,137
    Digia P.L.C.                                      48,912     264,782
*   Efore Oyj                                         49,703      48,451
    Elektrobit Corp.                                  79,135     151,745
#   Elisa Oyj                                        663,319  16,618,626
    eQ P.L.C.                                         29,413      97,704
#   F-Secure Oyj                                     463,536   1,198,045
    Finnair Oyj                                      407,001   1,553,515
*   Finnlines Oyj                                    124,906   1,131,161
#   Fiskars Oyj Abp                                  195,801   5,012,656
*   GeoSentric Oyj                                   244,900          --
    HKScan Oyj Class A                               117,880     539,473
    Huhtamaki Oyj                                    451,936  10,863,399
    Ilkka-Yhtyma Oyj                                  61,503     255,195
    Kemira Oyj                                       472,368   7,584,381
    Kesko Oyj Class B                                297,917   9,899,789
    Konecranes Oyj                                   245,559   8,272,866
    Lassila & Tikanoja Oyj                           144,688   3,033,899
    Lemminkainen Oyj                                  26,333     528,687
#   Metsa Board Oyj                                1,549,706   6,013,361
*   Munksjo Oyj                                       10,815      69,084
#   Neste Oil Oyj                                    596,102  11,819,716
    Okmetic Oyj                                       59,222     431,189
    Olvi Oyj Class A                                  67,692   2,439,674
    Oriola-KD Oyj Class A                              5,045      16,454
    Oriola-KD Oyj Class B                            491,691   1,594,559
    Orion Oyj Class A                                130,940   3,505,870
#   Orion Oyj Class B                                384,369  10,330,388
#*  Outokumpu Oyj                                  4,209,557   2,337,769
#   Outotec Oyj                                      697,608   6,898,704
    PKC Group Oyj                                     87,713   2,860,680
    Pohjola Bank P.L.C. Class A                      150,090   2,733,244
    Ponsse Oy                                         25,697     312,000
*   Poyry Oyj                                        190,749   1,010,315
    Raisio P.L.C. Class V                            541,284   3,149,640
    Ramirent Oyj                                     322,584   3,876,256
    Rapala VMC Oyj                                   113,258     776,809
    Rautaruukki Oyj                                  439,221   3,798,946
    Revenio Group OYJ                                  1,070      16,809
    Saga Furs Oyj                                     11,324     676,838
#   Sanoma Oyj                                       349,325   3,030,830
    Sievi Capital P.L.C.                             123,479     177,873
    SRV Group P.L.C.                                   9,181      51,409
    Stockmann Oyj Abp(5462371)                        43,914     732,875
#   Stockmann Oyj Abp(5462393)                       138,362   2,209,162
#   Technopolis Oyj                                  323,578   2,195,957
    Teleste Oyj                                       53,559     305,944
    Tieto Oyj                                        302,101   6,637,073

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
FINLAND -- (Continued)
#   Tikkurila Oyj                                     175,018 $  4,537,597
#   Uponor Oyj                                        244,992    4,839,065
    Vacon P.L.C.                                       46,607    3,463,884
    Vaisala Oyj Class A                                40,712      994,923
*   Viking Line Abp                                    10,366      254,481
    YIT Oyj                                           500,865    6,496,796
                                                              ------------
TOTAL FINLAND                                                  202,026,169
                                                              ------------
FRANCE -- (11.1%)
    ABC Arbitrage                                      22,399      153,066
#*  Air France-KLM                                    722,730    7,537,473
    Akka Technologies SA                                8,290      248,546
    Albioma                                            96,570    2,360,358
#*  Alcatel-Lucent                                 12,082,064   46,287,055
    Ales Groupe                                           669       12,038
    Altamir                                            81,618    1,112,985
    Alten SA                                           92,635    4,188,616
    Altran Technologies SA                            676,432    5,994,823
    April                                              76,998    1,637,022
#*  Archos                                             16,779       81,575
    Assystem                                           65,144    1,773,312
*   Atari SA                                           68,443           --
    Aubay                                              10,285       96,020
#*  Audika Groupe                                      22,298      299,723
    Aurea SA                                            2,794       16,115
    Axway Software SA                                  27,272      818,676
#*  Beneteau SA                                       184,191    3,372,856
#*  Bigben Interactive                                 20,361      203,933
    BioMerieux                                         22,777    2,286,176
    Boiron SA                                          29,446    1,992,271
    Bonduelle SCA                                      77,754    1,940,140
    Bongrain SA                                        34,266    2,506,101
#   Bourbon SA                                        216,060    6,157,684
*   Boursorama                                         92,227      925,456
*   Bull                                              402,126    1,775,662
    Burelle SA                                          3,866    3,071,043
*   Cegedim SA                                         19,533      516,053
    Cegid Group                                        22,946      669,927
*   CGG                                               455,425   10,010,199
#*  Chargeurs SA                                       41,322      305,958
#   Cie des Alpes                                      17,687      359,683
    Cie Industrielle et Financiere D'Entreprises        1,200       93,544
    Ciments Francais SA                                47,966    3,435,368
*   Club Mediterranee SA                              107,104    2,526,940
*   Derichebourg SA                                   548,515    1,916,934
#   Devoteam SA                                        27,431      487,859
    Eiffage SA                                        169,719   10,058,094
#   Electricite de Strasbourg                          21,886    3,013,505
    Eramet                                              8,545      811,443
    Esso SA Francaise                                  11,770      757,510
    Etablissements Maurel et Prom                     419,398    6,752,241
    Euler Hermes SA                                    52,633    6,948,846

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
FRANCE -- (Continued)
*   Euro Disney SCA                                   36,268 $   236,633
    Eurofins Scientific                               20,557   5,627,625
    Exel Industries Class A                           10,680     577,598
    Faiveley Transport SA                             35,342   2,758,260
#*  Faurecia                                         216,138   6,299,094
#   Fimalac                                           31,490   1,954,830
    Fleury Michon SA                                   4,694     295,164
*   GameLoft SE                                      132,025   1,400,660
    Gaumont SA                                        13,980     681,464
#   GEA                                                2,218     242,973
#*  GECI International                                59,392          --
    Gevelot SA                                         3,584     338,318
#   GL Events                                         48,302   1,043,319
    Groupe Crit                                       24,255   1,029,979
    Groupe Eurotunnel SA                             799,822   7,742,988
#   Groupe Flo                                        35,997     158,389
*   Groupe Fnac                                        9,578     267,673
    Groupe Open                                       27,590     262,307
    Groupe Steria SCA                                135,577   2,505,113
    Guerbet                                            6,577     893,094
*   Haulotte Group SA                                 65,672     800,421
    Havas SA                                       1,237,953  10,294,089
*   Hi-Media SA                                      134,290     342,522
#   Ingenico                                          98,460   7,396,171
    Interparfums SA                                   29,888   1,177,028
    Ipsen SA                                          62,390   2,732,834
    IPSOS                                            159,746   6,724,375
    Jacquet Metal Service                             55,520     932,839
    Korian                                            14,713     459,595
    L.D.C. SA                                             19       3,059
    Lagardere SCA                                    427,942  15,546,813
    Lanson-BCC                                         7,992     351,026
    Laurent-Perrier                                   12,675   1,183,994
*   Le Noble Age                                         542       9,999
#   Lectra                                            94,714     897,934
    LISI                                              17,353   2,678,288
    Maisons France Confort                            15,380     567,140
#   Manitou BF SA                                     48,911     921,279
    Manutan International                             14,553     888,460
    Medica SA                                        183,725   4,721,182
    Mersen                                            72,883   2,666,059
    Metropole Television SA                          236,930   5,450,202
#   MGI Coutier                                        2,979     365,327
    Montupet                                          30,887   1,160,271
*   Mr Bricolage                                      30,731     421,507
    Naturex                                           24,725   1,951,761
#   Neopost SA                                       167,752  12,665,437
#   Nexans SA                                        131,823   5,860,986
    Nexity SA                                        110,520   4,327,357
    NextRadioTV                                       10,035     231,188
*   NicOx SA                                           3,470      11,639
    Norbert Dentressangle SA                          20,989   2,380,713

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
FRANCE -- (Continued)
#*  NRJ Group                                         72,524 $   698,890
#*  Orco Property Group                              161,646     487,261
    Orpea                                            128,403   6,925,626
*   Osiatis SA                                        26,496     371,621
    Paris Orleans SA                                     456      11,249
*   Parrot SA                                         38,572   1,074,946
#*  Peugeot SA                                     1,076,690  14,163,830
#*  Pierre & Vacances SA                              22,855     613,790
    Plastic Omnium SA                                324,906   9,282,252
    PSB Industries SA                                  8,438     343,494
    Rallye SA                                        106,948   4,551,274
#*  Recylex SA                                        83,164     374,345
    Robertet SA                                        3,167     773,515
    Rubis SCA                                        157,540   9,834,840
    Sa des Ciments Vicat                              55,830   4,171,586
    Saft Groupe SA                                   126,335   4,006,089
    Samse SA                                           8,342     826,191
    Sartorius Stedim Biotech                           7,017   1,055,081
    SEB SA                                            37,211   3,338,805
    Seche Environnement SA                             9,167     367,250
    Securidev SA                                       2,500     118,755
#*  Sequana SA                                        44,019     364,532
    Soc Mar Tunnel Prado Car                           2,292      90,016
    Societe d'Edition de Canal +                     272,836   2,249,664
    Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco                              46,150   2,521,071
    Societe Internationale de Plantations
      d'Heveas SA                                      7,778     583,150
    Societe pour l'Informatique Industrielle          40,908     342,468
    Societe Television Francaise 1                   567,362  10,931,881
#*  SOITEC                                           826,614   1,868,377
#*  Solocal Group                                    630,719   1,469,308
#   Somfy SA                                          21,738   5,417,923
    Sopra Group SA                                    23,140   2,022,650
#*  Spir Communication                                 4,687      95,684
#*  Ste Industrielle d'Aviation Latecoere SA          30,831     553,995
    Stef                                              29,121   1,957,598
*   Store Electronic                                   8,638     155,360
    Sword Group                                       30,562     644,021
#   Synergie SA                                       60,624   1,094,033
*   Technicolor SA                                   382,853   2,065,847
    Teleperformance                                  275,593  14,588,498
    Tessi SA                                           7,038     961,549
#*  Theolia SA                                       281,335     527,135
    Thermador Groupe                                   8,185     732,036
    Tonnellerie Francois Freres                        5,013     413,443
    Total Gabon                                        1,307     838,668
    Touax SA                                           4,773     127,817
*   Trigano SA                                        38,518     817,524
*   UBISOFT Entertainment                            459,542   5,894,831
    Union Financiere de France BQE SA                 16,679     399,179
    Valeo SA                                          17,099   1,691,591
*   Valneva SE                                       114,605     745,138
#   Vetoquinol SA                                      7,362     292,984

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- ------------
FRANCE -- (Continued)
    Viel et Co.                                    158,130 $    521,798
#   Vilmorin & Cie                                  22,432    2,646,310
    Virbac SA                                       17,539    3,527,980
#*  Vivalis SA                                      18,706      121,645
*   VM Materiaux SA                                  6,914      263,406
#   Vranken-Pommery Monopole SA                     18,881      610,942
                                                           ------------
TOTAL FRANCE                                                409,490,547
                                                           ------------
GERMANY -- (12.5%)
*   Aareal Bank AG                                 423,110   16,227,581
    Adler Modemaerkte AG                            29,862      385,080
*   ADVA Optical Networking SE                     189,709    1,012,667
#*  Air Berlin P.L.C.                              105,821      243,765
#*  Aixtron SE NA                                  409,853    5,882,335
*   Aligna AG                                      318,087           --
    Allgeier SE                                     24,659      519,126
    Amadeus Fire AG                                 20,030    1,318,287
    Analytik Jena AG                                 2,238       44,862
*   AS Creation Tapeten                              7,109      371,907
#*  Asian Bamboo AG                                  8,245       26,678
    Aurubis AG                                     153,470    9,669,371
#   Balda AG                                       127,634      791,945
    Basler AG                                          356       14,472
    Bauer AG                                        45,945    1,126,829
#   BayWa AG(5838057)                               57,667    2,936,810
    BayWa AG(5838068)                                  124        6,689
    Bechtle AG                                      71,274    4,570,675
    Bertrandt AG                                    23,001    3,008,221
    Bijou Brigitte AG                               18,449    1,944,101
    Bilfinger SE                                       290       32,181
    Biotest AG                                      20,784    1,718,568
*   BKN International AG                            33,408          136
    Borussia Dortmund GmbH & Co. KGaA              264,935    1,368,226
    CANCOM SE                                       50,978    1,954,906
    Carl Zeiss Meditec AG                           94,585    2,987,723
    CAT Oil AG                                      73,663    1,797,482
#   Celesio AG                                     406,712   12,644,638
    CENIT AG                                        35,810      502,413
    CENTROTEC Sustainable AG                        43,285    1,076,175
    Cewe Stiftung & Co. KGAA                        22,058    1,233,382
*   Colonia Real Estate AG                          16,334      106,869
    Comdirect Bank AG                              179,407    2,039,025
#   CompuGroup Medical AG                           58,460    1,522,795
*   Constantin Medien AG                           351,622      786,484
    CropEnergies AG                                 99,798      933,648
    CTS Eventim AG                                 106,100    5,172,631
    DAB Bank AG                                    130,043      654,563
    Data Modul AG                                   11,455      249,118
#   Delticom AG                                     25,992    1,370,749
*   Deufol SE                                       76,487      140,244
#   Deutsche Beteiligungs AG                        29,148      765,221
#   Deutsche Wohnen AG                             816,056   15,347,428

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
GERMANY -- (Continued)
*   Deutz AG                                         440,031 $ 4,173,646
#*  Dialog Semiconductor P.L.C.                      289,462   5,561,639
    DIC Asset AG                                      13,115     144,820
    DMG MORI SEIKI AG                                285,594   9,387,901
    Dr Hoenle AG                                      21,610     358,803
    Draegerwerk AG & Co. KGaA                          6,123     605,991
    Drillisch AG                                     228,312   5,883,752
    Duerr AG                                         107,838   9,437,841
    DVB Bank SE                                       21,139     696,575
    Eckert & Ziegler AG                               17,884     727,473
    Elmos Semiconductor AG                            47,055     618,109
    ElringKlinger AG                                 140,315   5,966,083
    Erlus AG                                           2,970     175,750
#   Euromicron AG                                     30,517     723,285
#*  Evotec AG                                      1,165,338   6,817,126
    Fielmann AG                                       32,673   3,653,891
#*  First Sensor AG                                   19,888     200,996
#*  Francotyp-Postalia Holding AG Class A             40,875     234,788
    Freenet AG                                       489,959  12,726,578
    Fuchs Petrolub AG                                 99,499   6,764,192
*   GAGFAH SA                                        281,532   3,990,666
    GBW AG                                            21,076     642,217
    Gerresheimer AG                                  149,928   9,917,553
#   Gerry Weber International AG                      89,543   3,710,494
    Gesco AG                                          14,980   1,523,605
    GFK SE                                            72,318   4,228,902
    GFT Technologies AG                               74,544     611,613
#*  Gigaset AG                                       123,765     170,239
    Grammer AG                                        56,930   2,648,931
    Grenkeleasing AG                                  32,703   3,235,259
*   GSW Immobilien AG                                198,352   9,223,946
*   H&R AG                                            50,783     614,717
    Hamburger Hafen und Logistik AG                   78,568   1,971,648
#*  Hansa Group AG                                   146,815     292,366
#   Hawesko Holding AG                                19,480   1,004,562
#*  Heidelberger Druckmaschinen AG                 1,093,379   2,923,006
#   Highlight Communications AG                       98,062     503,293
    Homag Group AG                                    25,484     615,171
    Hornbach Baumarkt AG                                 131       4,708
    Indus Holding AG                                 105,351   3,785,696
    Init Innovation In Traffic Systems AG              6,404     202,798
*   Intershop Communications AG                       62,598     123,868
    Isra Vision AG                                    15,060     722,179
*   IVG Immobilien AG                                278,810      26,678
    Jenoptik AG                                      214,467   3,746,697
*   Joyou AG                                          12,175     231,150
#   K+S AG                                            46,883   1,191,278
*   Kampa AG                                           7,101         424
*   Kloeckner & Co. SE                               486,189   6,857,914
    Koenig & Bauer AG                                 23,909     456,252
    Kontron AG                                       236,302   1,616,288
#   Krones AG                                         72,618   6,356,042

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- -----------
GERMANY -- (Continued)
    KSB AG                                           3,584 $ 2,348,139
#   KUKA AG                                        130,343   5,932,144
    KWS Saat AG                                     16,490   5,888,712
    Leifheit AG                                     12,500     509,915
    Leoni AG                                       158,380  10,719,775
    LPKF Laser & Electronics AG                     94,752   1,973,840
#*  Manz AG                                         10,384     749,532
*   MasterFlex SE                                   19,347     177,058
*   Maxdata Computer AG                             94,120          --
*   Mediclin AG                                    119,554     701,647
#*  Medigene AG                                     23,760     123,176
    MLP AG                                         216,957   1,353,725
#   Mobotix AG                                      13,494     289,543
*   Morphosys AG                                    70,908   5,484,915
    MTU Aero Engines AG                             10,103   1,007,586
#   Muehlbauer Holding AG & Co. KGaA                14,905     394,958
#   MVV Energie AG                                 114,055   3,773,278
    Nemetschek AG                                   24,668   1,628,106
    Nexus AG                                        42,453     593,751
*   Nordex SE                                      279,193   4,893,315
    Norma Group SE                                 143,509   7,176,918
    OHB AG                                          35,659     848,707
*   Osram Licht AG                                  24,717   1,280,160
    P&I Personal & Informatik AG                    17,863   1,137,823
*   Patrizia Immobilien AG                         160,052   1,499,116
    Pfeiffer Vacuum Technology AG                   42,721   4,974,498
    PNE Wind AG                                    250,637     991,964
*   Powerland AG                                     4,118      18,544
    Progress-Werk Oberkirch AG                       7,812     444,557
#   PSI AG Gesellschaft Fuer Produkte und Systeme
      der Informationstechnologie                   28,155     468,626
    Pulsion Medical Systems SE                       6,063     127,454
#   Puma SE                                          4,958   1,474,982
#   PVA TePla AG                                    46,019     183,516
    QSC AG                                         467,082   2,905,286
    R Stahl AG                                      14,410     697,540
    Rational AG                                      7,789   2,385,154
    Rheinmetall AG                                 189,044  11,687,366
    Rhoen Klinikum AG                              500,406  13,984,605
    RIB Software AG                                 85,906     765,450
*   SAF-Holland SA                                 216,230   3,073,905
    Salzgitter AG                                  169,702   7,468,475
    Schaltbau Holding AG                            14,476     800,807
    Sektkellerei Schloss Wachenheim AG               7,479     103,897
*   SER Systems AG                                   9,400          --
#   SGL Carbon SE                                  229,387   8,945,413
#   SHW AG                                          12,018     737,939
#*  Singulus Technologies AG                       236,814     579,472
    Sinner AG                                        1,159      21,847
    Sixt SE                                         81,198   2,446,807
    SKW Stahl-Metallurgie Holding AG                25,308     411,690
#   SMA Solar Technology AG                         46,478   1,894,608
    SMT Scharf AG                                   17,833     577,618

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
GERMANY -- (Continued)
    Softing AG                                         5,794 $    109,688
    Software AG                                      286,671   10,614,691
#*  Solarworld AG                                    336,956      359,361
    Stada Arzneimittel AG                            287,980   16,553,592
    STINAG Stuttgart Invest AG                         1,594       34,650
*   Stroeer Media AG                                  99,453    1,718,223
#*  Suss Microtec AG                                  92,598      981,956
#   Symrise AG                                       155,836    6,597,986
    Syzygy AG                                         30,656      184,543
#   TAG Immobilien AG                                455,809    5,505,921
    Takkt AG                                         126,507    2,512,030
#   Technotrans                                       29,535      313,404
#   Telegate AG                                       23,076      200,551
*   Tipp24 SE                                         26,748    1,739,659
#*  Tom Tailor Holding AG                             83,114    1,894,371
#   Tomorrow Focus AG                                113,715      683,038
#*  TUI AG                                           673,397    8,921,347
    UMS United Medical Systems International AG        3,304       42,962
*   VBH Holding AG                                     9,415       33,431
*   Verbio AG                                            796        1,143
#   Vossloh AG                                        37,975    3,917,166
    VTG AG                                            47,714      995,138
#   Wacker Chemie AG                                  12,207    1,146,335
#   Wacker Neuson SE                                  83,600    1,284,164
    Washtec AG                                         5,625       80,256
    Wincor Nixdorf AG                                141,991    9,388,197
    Wirecard AG                                      112,653    4,098,692
    XING AG                                           11,101    1,119,472
                                                             ------------
TOTAL GERMANY                                                 462,205,231
                                                             ------------
GREECE -- (2.0%)
*   Aegean Airlines SA                                 5,746       49,678
*   Alfa Alfa Energy S.A.                              3,810           --
*   Alpha Bank AE                                    514,289      460,665
*   Alysida S.A.                                       2,376           --
*   Astir Palace Hotel SA                             93,886      508,925
    Athens Water Supply & Sewage Co. SA (The)        116,677    1,316,587
*   Atlantic Supermarkets SA                          34,730           --
*   Autohellas SA                                     19,769      230,513
*   Babis Vovos International Construction SA         21,073           --
*   Balafas S.A.                                      15,200           --
*   Bank of Cyprus P.L.C.                          4,342,301           --
    Bank of Greece                                   133,571    2,904,446
*   Daios Plastics SA                                 15,442       73,024
*   Diagnostic & Therapeutic Center of Athens
      Hygeia SA                                       85,353       53,500
*   Elektroniki Athinon SA                             7,497        4,886
*   Ellaktor SA                                      544,614    2,366,812
*   Elval - Hellenic Aluminium Industry SA            28,590       76,962
*   Etma Rayon SA                                     11,242           --
*   Euromedica SA                                     14,719        7,541
*   Folli Follie SA                                  150,049    4,456,755
*   Fourlis Holdings SA                              146,787      695,489

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
GREECE -- (Continued)
*   Frigoglass SA                                    115,348 $   922,748
*   GEK Terna Holding Real Estate Construction SA    296,155   1,260,846
*   Halcor SA                                        142,942     167,431
    Hellenic Exchanges SA Holding Clearing
      Settlement and Registry                        296,505   3,116,581
    Hellenic Petroleum SA                            326,121   4,240,579
*   Hellenic Telecommunications Organization SA      707,121   8,899,410
*   Iaso SA                                          206,042     360,416
*   Informatics S.A.                                   3,778          --
*   Intracom Holdings SA                             247,375     191,631
    Intralot SA-Integrated Lottery Systems &
      Services                                       551,157   1,454,909
*   Ipirotiki Software & Publications S.A.            22,110          --
*   JUMBO SA                                         400,965   5,379,989
*   Lamda Development SA                                 905       5,993
*   Lan-Net S.A.                                      12,688          --
*   Marfin Investment Group Holdings SA            2,380,237   1,517,556
    Metka SA                                         101,638   1,908,288
    Motor Oil Hellas Corinth Refineries SA           246,966   2,936,001
*   Mytilineos Holdings SA                           367,558   2,967,993
*   National Bank of Greece SA                       511,687   2,906,298
*   Neorion Holdings SA                               14,991       2,544
    OPAP SA                                          168,712   2,095,011
*   Piraeus Bank SA                                  235,090     490,746
    Piraeus Port Authority                            21,267     516,688
*   Promota Hellas S.A.                                8,860          --
*   Proton Bank SA                                   141,214          --
    Public Power Corp. SA                            528,487   7,854,210
*   Sarantis SA                                       74,884     595,392
*   Sidenor Steel Products Manufacturing Co. SA       79,509     184,080
*   T Bank SA                                        228,007          --
    Terna Energy SA                                  150,484     744,097
*   Themeliodomi S.A.                                 37,422          --
    Thessaloniki Port Authority SA                     6,936     235,232
    Thessaloniki Water Supply & Sewage Co. SA         15,807     126,795
    Thrace Plastics Co. SA                            33,856      63,989
*   Titan Cement Co. SA                              203,501   5,535,370
*   TT Hellenic Postbank SA                          695,353          --
*   Viohalco Hellenic Copper and Aluminum
      Industry SA                                    603,593   5,974,777
                                                             -----------
TOTAL GREECE                                                  75,861,383
                                                             -----------
IRELAND -- (1.9%)
    Aer Lingus Group P.L.C.                          752,359   1,429,367
*   Aminex P.L.C.                                    496,086      18,523
    C&C Group P.L.C.(B010DT8)                        399,607   2,330,067
    C&C Group P.L.C.(B011Y09)                      1,014,594   5,939,754
    Dragon Oil P.L.C.                                953,523   8,982,244
    FBD Holdings P.L.C.                              125,728   2,651,574
    Glanbia P.L.C.(4058629)                           56,545     791,500
    Glanbia P.L.C.(0066950)                          700,613   9,858,118
    IFG Group P.L.C.                                 271,865     515,586
    Irish Continental Group P.L.C.(3333651)           23,420     810,205
    Irish Continental Group P.L.C.(3339455)           14,903     522,907
*   Kenmare Resources P.L.C.                       4,546,361   1,466,217

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- -----------
IRELAND -- (Continued)
    Kingspan Group P.L.C.                          511,601 $ 8,555,934
    Paddy Power P.L.C.(0258810)                    175,221  14,181,124
    Paddy Power P.L.C.(4828974)                      6,799     553,844
    Smurfit Kappa Group P.L.C.                     554,973  13,433,965
                                                           -----------
TOTAL IRELAND                                               72,040,929
                                                           -----------
ISRAEL -- (2.3%)
#*  Africa Israel Investments, Ltd.                410,076     690,332
*   Africa Israel Properties, Ltd.                  57,169     890,335
    Africa Israel Residences, Ltd.                     594       8,795
*   Airport City, Ltd.                             142,471   1,231,589
*   AL-ROV Israel, Ltd.                             16,940     562,129
*   Albaad Massuot Yitzhak, Ltd.                       370       6,983
*   Allot Communications, Ltd.                      34,073     453,667
#*  Alon Blue Square Israel, Ltd.                   58,561     230,961
*   Alrov Properties and Lodgings, Ltd.             10,610     308,159
    Amot Investments, Ltd.                         248,365     711,474
*   AudioCodes, Ltd.                               159,083     956,842
    Avgol Industries 1953, Ltd.                    420,938     378,382
#*  Azorim-Investment Development & Construction
      Co., Ltd.                                    380,820     409,970
#   Babylon, Ltd.                                  134,822     288,292
    Bayside Land Corp.                               2,689     695,037
    Big Shopping Centers 2004, Ltd.                  5,139     184,540
*   Biocell, Ltd.                                   15,003      83,483
*   BioLine RX, Ltd.                               596,298     151,737
    Blue Square Real Estate, Ltd.                    3,962     145,867
*   Cellcom Israel, Ltd.                           167,563   1,951,076
*   Ceragon Networks, Ltd.                          77,319     268,292
#*  Clal Biotechnology Industries, Ltd.            174,162     378,037
    Clal Industries, Ltd.                          305,278   1,360,590
    Clal Insurance Enterprises Holdings, Ltd.       88,615   1,736,652
*   Cohen Development & Industrial Buildings, Ltd.     944      27,949
*   Compugen, Ltd.                                  69,314     687,324
    Delek Automotive Systems, Ltd.                 145,079   1,608,587
    Delta-Galil Industries, Ltd.                    47,407   1,118,336
    Direct Insurance Financial Investments, Ltd.    39,020     216,805
*   El Al Israel Airlines                           77,144      12,666
    Elbit Systems, Ltd.                             94,354   5,035,768
    Electra, Ltd.                                    7,074     891,490
*   Elron Electronic Industries, Ltd.               60,778     445,371
*   Equital, Ltd.                                    2,543      40,330
*   Evogene, Ltd.                                  119,806     974,772
#*  EZchip Semiconductor, Ltd.                     106,730   2,811,214
#   First International Bank Of Israel, Ltd.        98,118   1,610,010
    FMS Enterprises Migun, Ltd.                     10,227     120,171
    Formula Systems 1985, Ltd.                      36,549     949,080
    Fox Wizel, Ltd.                                  6,519     152,715
#   Frutarom Industries, Ltd.                      174,875   3,133,218
*   Gilat Satellite Networks, Ltd.                 100,149     511,213
*   Given Imaging, Ltd.                             57,544   1,156,325
    Golf & Co., Ltd.                                74,605     260,493
*   Hadera Paper, Ltd.                              10,176     597,768

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
ISRAEL -- (Continued)
    Harel Insurance Investments & Financial
      Services, Ltd.                                 469,890 $ 2,755,316
#   Industrial Buildings Corp.                       347,656     627,476
#*  Israel Discount Bank, Ltd. Class A             3,446,930   6,878,535
    Israel Land Development Co., Ltd. (The)           22,310      92,085
    Ituran Location and Control, Ltd.                 84,441   1,544,721
#*  Jerusalem Oil Exploration                         39,274   1,450,410
#*  Kamada, Ltd.                                     119,349   1,722,525
    Kerur Holdings, Ltd.                               2,133      37,122
    Maabarot Products, Ltd.                           21,999     243,827
    Magic Software Enterprises, Ltd.                  51,716     325,478
    Matrix IT, Ltd.                                  182,457     959,919
    Maytronics, Ltd.                                   6,672      12,040
#*  Mazor Robotics, Ltd.                             102,179     896,098
    Meitav DS Investments, Ltd.                       38,130     137,755
    Melisron, Ltd.                                    52,829   1,398,304
    Menorah Mivtachim Holdings, Ltd.                 114,147   1,313,903
    Migdal Insurance & Financial Holding, Ltd.     1,213,664   2,118,665
    Mivtach Shamir                                    22,367     821,986
*   Naphtha Israel Petroleum Corp., Ltd.             152,895     984,865
*   Neto ME Holdings, Ltd.                             5,411     287,823
#*  Nitsba Holdings 1995, Ltd.                       129,055   1,807,264
*   Nova Measuring Instruments, Ltd.                  72,188     633,960
#*  Oil Refineries, Ltd.                           3,757,899   1,214,646
*   Ormat Industries                                 293,852   1,986,577
    Osem Investments, Ltd.                            92,442   2,039,216
*   Partner Communications Co., Ltd.                 372,802   3,061,149
*   Paz Oil Co., Ltd.                                 20,326   3,155,156
*   Perion Network, Ltd.                              16,455     180,505
    Phoenix Holdings, Ltd. (The)                     234,055     920,110
    Plasson Industries, Ltd.                          12,320     408,041
#   Rami Levi Chain Stores Hashikma Marketing
      2006, Ltd.                                      33,735   1,825,457
    Shikun & Binui, Ltd.                             920,014   2,201,123
    Shufersal, Ltd.                                  381,641   1,539,831
*   Space Communication, Ltd.                         17,611     214,285
    Strauss Group, Ltd.                              162,151   2,859,400
#*  Tower Semiconductor, Ltd.                         96,366     469,484
*   Union Bank of Israel                             130,630     585,712
                                                             -----------
TOTAL ISRAEL                                                  86,155,595
                                                             -----------
ITALY -- (8.1%)
#   A2A SpA                                        4,407,721   4,959,410
    ACEA SpA                                         280,731   2,921,027
#*  Acotel Group SpA                                   3,478     108,622
    Aeroporto di Firenze SpA                          17,390     233,180
    Aeroporto di Venezia Marco Polo SpA - SAVE        74,278   1,346,438
    Alerion Cleanpower SpA                            92,062     447,813
    Amplifon SpA                                     350,657   1,869,426
    Ansaldo STS SpA                                  481,426   5,108,589
*   Arnoldo Mondadori Editore SpA                    521,400   1,112,242
    Ascopiave SpA                                    194,134     424,414
    Astaldi SpA                                      258,925   2,522,349
*   Autogrill SpA                                    492,715   4,422,983

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
ITALY -- (Continued)
    Azimut Holding SpA                                491,069 $12,457,026
#*  Banca Carige SpA                                3,160,296   2,526,853
#   Banca Finnat Euramerica SpA                       637,043     266,539
    Banca Generali SpA                                202,487   5,285,984
    Banca IFIS SpA                                    102,347   1,536,269
#*  Banca Monte dei Paschi di Siena SpA             8,733,630   2,753,505
*   Banca Piccolo Credito Valtellinese Scarl        1,928,748   3,451,521
*   Banca Popolare dell'Emilia Romagna S.c.r.l.     1,449,109  13,922,026
#*  Banca Popolare dell'Etruria e del Lazio           261,735     244,171
#*  Banca Popolare di Milano Scarl                 13,321,904   8,899,056
    Banca Popolare di Sondrio Scarl                 1,200,453   6,909,509
    Banca Profilo SpA                                 964,900     322,391
    Banco di Desio e della Brianza SpA                232,296     729,293
*   Banco Popolare                                  6,663,294  13,237,221
*   BasicNet SpA                                      105,627     275,429
*   Beghelli SpA                                      403,187     198,236
*   Biesse SpA                                         54,004     312,543
    Brembo SpA                                        162,145   4,288,463
*   Brioschi Sviluppo Immobiliare SpA                 174,780      20,744
#   Brunello Cucinelli SpA                             61,102   1,904,406
#   Buzzi Unicem SpA                                  320,417   5,547,509
    Cairo Communication SpA                           113,404     793,811
*   Caltagirone Editore SpA                             6,277      10,187
    Caltagirone SpA                                   210,067     499,536
*   Carraro SpA                                       113,633     440,728
    Cembre SpA                                         40,330     427,211
    Cementir Holding SpA                              336,239   1,547,663
*   CIR-Compagnie Industriali Riunite SpA           1,837,842   3,057,022
    Credito Bergamasco SpA                            129,374   2,489,967
    Credito Emiliano SpA                              376,390   2,845,528
*   d'Amico International Shipping SA                 491,250     424,699
#   Danieli & C Officine Meccaniche SpA                58,967   1,812,501
    Datalogic SpA                                      65,558     711,833
    Davide Campari-Milano SpA                         188,852   1,645,835
    De'Longhi SpA                                     275,556   4,255,366
*   DeA Capital SpA                                   241,155     458,424
*   Delclima                                          238,104     331,933
#   DiaSorin SpA                                       89,009   4,212,552
#   Ei Towers SpA                                      39,294   1,642,694
    Engineering SpA                                    20,358   1,108,748
    ERG SpA                                           242,145   2,957,074
    Esprinet SpA                                      124,948     908,289
*   Eurotech SpA                                      122,818     316,208
*   Falck Renewables SpA                              518,528     883,006
*   Fiera Milano SpA                                   31,596     228,853
#*  Finmeccanica SpA                                1,838,316  13,471,206
#*  Fondiaria-Sai SpA                               1,930,203   4,945,313
    Gas Plus                                           14,596      93,498
*   Gefran SpA                                          6,645      28,851
*   Gemina SpA                                      2,562,430   6,216,913
#   Geox SpA                                          343,770     941,338
*   Gruppo Editoriale L'Espresso SpA                  670,242   1,335,526

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
ITALY -- (Continued)
    Gruppo MutuiOnline SpA                            51,809 $   288,447
    Gtech Spa                                        185,318   5,627,922
#   Hera SpA                                       2,829,591   5,700,920
*   IMMSI SpA                                        743,533     459,064
    Impregilo SpA                                     29,916     190,447
    Indesit Co. SpA                                  185,473   1,915,464
    Industria Macchine Automatiche SpA                58,626   2,008,954
#*  Intek Group SpA                                1,654,192     713,844
    Interpump Group SpA                              317,190   3,527,458
    Irce SpA                                          10,392      23,843
    Iren SpA                                       2,070,565   3,095,866
#   Italcementi SpA                                  308,441   2,743,117
*   Italmobiliare SpA                                 46,873   1,528,428
#*  Juventus Football Club SpA                     1,587,772     516,201
#*  Landi Renzo SpA                                  203,171     342,439
    MARR SpA                                         157,876   2,482,466
*   Mediaset SpA                                   3,041,414  15,187,868
    Mediolanum SpA                                   294,936   2,566,650
#*  Milano Assicurazioni SpA                       2,324,306   1,982,928
*   Molecular Medicine SpA                           109,512     117,710
    Nice SpA                                          41,141     163,595
*   Pagnossin SpA                                      9,000          --
#   Piaggio & C SpA                                  736,724   2,125,992
*   Pininfarina SpA                                   60,985     269,749
#*  Poltrona Frau SpA                                238,473     784,541
#*  Prelios SpA                                      238,990     203,442
*   Premafin Finanziaria SpA                         916,383     208,482
*   Prima Industrie SpA                                1,958      26,143
    Prysmian SpA                                     233,881   5,713,051
#*  RCS MediaGroup SpA                               103,476     227,687
    Recordati SpA                                    408,182   5,361,675
    Reply SpA                                         18,077   1,176,924
#*  Retelit SpA                                      410,894     309,208
    Richard-Ginori 1735 SpA                            8,489         805
    Sabaf SpA                                         24,109     434,249
    SAES Getters SpA                                  30,068     291,962
*   Safilo Group SpA                                 149,871   3,063,946
#*  Saras SpA                                        946,607   1,171,650
*   Snai SpA                                          95,483     131,468
    Societa Cattolica di Assicurazioni S.c.r.l.      197,763   5,006,830
#   Societa Iniziative Autostradali e Servizi SpA    244,650   2,563,009
    Societa per la Bonifica dei Terreni Ferraresi
      e Imprese Agricole SpA                          10,867     521,065
    Sogefi SpA                                       220,168   1,252,089
    SOL SpA                                          166,511   1,257,674
*   Sorin SpA                                      1,208,532   3,329,494
    Tamburi Investment Partners SpA                   37,478     115,463
#*  Tiscali SpA                                    3,467,783     206,307
    Tod's SpA                                         11,806   1,964,649
    Trevi Finanziaria Industriale SpA                154,707   1,422,415
    TXT e-solutions SpA                                2,695      57,932
*   Uni Land SpA                                      51,835          --
    Unione di Banche Italiane SCPA                 2,765,965  19,116,785

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
ITALY -- (Continued)
    Unipol Gruppo Finanziario SpA                    970,174 $  5,144,206
    Vianini Industria SpA                             35,758       60,313
    Vianini Lavori SpA                               175,180    1,008,548
    Vittoria Assicurazioni SpA                       121,346    1,442,103
*   World Duty Free SpA                              492,715    5,458,905
*   Yoox SpA                                         176,495    6,349,280
    Zignago Vetro SpA                                132,100      848,000
                                                             ------------
TOTAL ITALY                                                   301,417,172
                                                             ------------
NETHERLANDS -- (5.0%)
    Aalberts Industries NV                           480,099   14,334,222
#   Accell Group                                     104,121    2,125,810
*   AFC Ajax NV                                       18,134      191,232
*   AMG Advanced Metallurgical Group NV              160,659    1,793,461
#   Amsterdam Commodities NV                          80,355    1,790,320
#   APERAM                                           262,538    4,485,350
#   Arcadis NV                                       294,666    9,240,797
    ASM International NV                             237,793    7,810,682
*   Atag Group NV                                      4,630           --
*   Ballast Nedam                                      2,824       43,594
#   BE Semiconductor Industries NV                   164,367    1,786,081
    Beter Bed Holding NV                              89,519    2,019,629
    BinckBank NV                                     319,629    3,075,107
#   Brunel International NV                           53,003    3,111,275
    Corbion NV                                       382,663    8,865,414
*   Crown Van Gelder                                   9,818       49,996
    Delta Lloyd NV                                   943,521   20,004,182
#   DOCdata NV                                        22,463      454,588
#   Exact Holding NV                                  64,831    1,713,203
*   Grontmij                                         295,566    1,501,128
#   Heijmans NV                                      100,443    1,332,353
    Hunter Douglas NV                                  8,819      380,772
#*  Kardan NV                                         24,655       12,454
    KAS Bank NV                                       66,668      900,031
    Kendrion NV                                       44,866    1,407,035
#   Koninklijke BAM Groep NV                       1,376,686    7,321,878
    Koninklijke Ten Cate NV                          147,968    4,492,591
    Koninklijke Wessanen NV                          405,178    1,515,738
#   Macintosh Retail Group NV                         53,398      586,698
    Nederland Apparatenfabriek                        28,810    1,138,198
    Nutreco NV                                       359,256   17,562,430
#*  Ordina NV                                        383,600      669,508
#*  PostNL NV                                      2,402,055   12,551,522
*   Roto Smeets Group NV                               5,166       42,163
#*  Royal Imtech NV                                  349,305    1,027,880
*   SBM Offshore NV                                  948,481   19,852,164
    Sligro Food Group NV                             105,146    3,938,030
#*  SNS REAAL NV                                     705,718           --
    Telegraaf Media Groep NV                         175,800    2,293,278
    TKH Group NV                                     184,381    5,890,346
#*  TomTom NV                                        562,433    4,342,710
    Unit4 NV                                         143,180    6,736,231

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
NETHERLANDS -- (Continued)
    USG People NV                                    389,997 $  5,155,420
*   Van Lanschot NV                                    4,807      118,756
                                                             ------------
TOTAL NETHERLANDS                                             183,664,257
                                                             ------------
NORWAY -- (3.1%)
    ABG Sundal Collier Holding ASA                 1,226,782      957,888
#   AF Gruppen ASA                                     2,718       30,301
*   Agasti Holding ASA                               227,087       65,327
    Aker ASA Class A                                   1,221       38,479
*   Algeta ASA                                       148,632    5,889,879
#*  American Shipping ASA                             53,707      304,540
*   Archer, Ltd.                                     918,943      835,292
    Arendals Fossekompani A.S.                            90       24,304
    Atea ASA                                         305,277    3,382,737
    Austevoll Seafood ASA                            364,953    2,265,902
    Bakkafrost P/F                                   102,768    1,443,899
#*  Bionor Pharma ASA                                529,166      249,826
    Bonheur ASA                                       68,100    1,556,689
    BW Offshore, Ltd.                              1,547,023    2,117,224
*   BWG Homes ASA                                    346,255      643,419
    Cermaq ASA                                       285,677    5,062,800
*   Deep Sea Supply PLC                              373,810      705,951
#*  Det Norske Oljeselskap ASA                       224,182    3,190,097
*   DNO International ASA                          3,792,519   10,717,444
*   DOF ASA                                          200,349      939,496
*   Dolphin Group A.S.                               148,224      119,449
#   Ekornes ASA                                      112,551    1,830,807
#*  Electromagnetic GeoServices A.S.                 566,149      653,550
#   Eltek ASA                                      1,292,456    1,521,188
    Evry ASA                                         267,383      434,974
    Farstad Shipping ASA                              65,666    1,491,043
#*  Frontline, Ltd.                                  239,174      508,270
#   Ganger Rolf ASA                                   58,809    1,319,954
    Golden Ocean Group Ltd.                        1,246,862    1,878,901
*   Grieg Seafood ASA                                154,146      481,894
*   Havila Shipping ASA                               22,400      131,128
#   Hexagon Composites ASA                           187,185      581,614
*   Hoegh LNG Holdings Ltd                           118,259      910,133
#*  Hurtigruten ASA                                  759,030      289,881
*   InterOil Exploration and Production ASA          522,356      195,506
*   Kongsberg Automotive Holding ASA               1,834,792    1,415,339
#   Kongsberg Gruppen A.S.                               673       14,026
#   Kvaerner ASA                                     807,447    1,315,410
#   Leroey Seafood Group ASA                          83,018    2,565,397
#*  Nordic Semiconductor ASA                         580,280    2,459,085
#*  Norske Skogindustrier ASA                        660,997      360,949
    Northern Offshore, Ltd.                          350,656      546,116
#*  Norwegian Air Shuttle A.S.                       130,053    5,339,136
#*  Norwegian Energy Co. A.S.                      1,054,250       53,081
#*  Odfjell SE Class A                               138,810      995,509
    Olav Thon Eindom A.S.                             12,852    2,180,140
#   Opera Software ASA                               349,386    4,228,783

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
NORWAY -- (Continued)
#*  Panoro Energy ASA                               1,045,821 $    554,199
#*  PhotoCure ASA                                      52,582      316,210
    Prosafe SE                                        781,319    6,696,633
*   Q-Free ASA                                        143,444      391,057
#*  REC Silicon ASA                                 8,044,553    4,005,829
#*  REC Solar AS                                      138,239    1,764,837
*   Salmar ASA                                         67,051      821,455
*   Sevan Drilling A.S.                             1,030,389      982,895
*   Sevan Marine ASA                                  129,032      574,709
*   Siem Offshore, Inc.                               604,424      984,315
    Solstad Offshore ASA                               61,272    1,215,352
#*  Songa Offshore                                    845,806      797,432
    SpareBank 1 SMN                                   260,137    2,192,301
    SpareBank 1 SR Bank ASA                           153,761    1,381,837
    Stolt-Nielsen, Ltd.                                71,996    2,038,482
*   Storebrand ASA                                    573,845    3,710,761
    Tomra Systems ASA                                 669,803    6,132,589
    TTS Group ASA                                     180,762      200,182
    Veidekke ASA                                      333,849    2,718,871
#   Veripos, Inc.                                      43,838      215,882
    Wilh Wilhelmsen ASA                               125,812    1,167,957
    Wilh Wilhelmsen Holding ASA Class A                65,996    2,020,375
                                                              ------------
TOTAL NORWAY                                                   115,126,917
                                                              ------------
PORTUGAL -- (1.5%)
    Altri SGPS SA                                     597,102    1,938,033
#*  Banco BPI SA                                    2,123,556    3,362,480
#*  Banco Comercial Portugues SA                   42,664,897    6,362,258
*   Banco Espirito Santo SA                         5,775,466    7,588,821
    Corticeira Amorim SGPS SA                         207,426      575,519
*   EDP Renovaveis SA                                 185,902    1,022,017
    Ibersol SGPS SA                                    20,401      194,246
*   Impresa SGPS SA                                   187,798      233,568
    Mota-Engil SGPS SA                                363,210    1,664,734
#   Novabase SGPS SA                                   65,729      257,847
    Portucel SA                                       895,166    3,444,380
#   Portugal Telecom SGPS SA                        1,886,010    8,501,199
#   REN - Redes Energeticas Nacionais SGPS SA         914,989    2,745,374
    Semapa-Sociedade de Investimento e Gestao         315,847    3,103,781
    Sonae                                           4,329,208    6,253,000
#*  Sonae Industria SGPS SA                           443,755      362,351
    Sonaecom - SGPS SA                                571,867    1,854,268
*   Sumol + Compal SA                                  67,967       95,794
    Teixeira Duarte SA                                734,737      725,661
#   ZON OPTIMUS SGPS SA                               784,218    5,379,092
                                                              ------------
TOTAL PORTUGAL                                                  55,664,423
                                                              ------------
RUSSIA -- (0.0%)
*   Alliance Oil Co., Ltd.                            111,934      994,896
                                                              ------------
SPAIN -- (5.3%)
#   Abengoa SA                                        199,714      617,297

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
SPAIN -- (Continued)
#   Abengoa SA Class B                               873,976 $ 2,116,315
#   Acciona SA                                        96,328   6,106,453
#   Acerinox SA                                      458,116   6,038,697
#   Adveo Group International SA                      47,865     894,973
#   Almirall SA                                      234,145   3,498,777
    Atresmedia Corporacion de Medi                   312,481   5,220,604
#*  Azkoyen SA                                        61,293     160,856
    Bankinter SA                                   2,085,446  12,715,217
*   Baron de Ley                                      13,910   1,179,008
#   Bolsas y Mercados Espanoles SA                   338,781  12,667,129
#*  Caja de Ahorros del Mediterraneo                 116,412          --
#*  Campofrio Food Group SA                          107,600     861,621
#*  Cementos Portland Valderrivas SA                  53,170     491,328
    Cie Automotive SA                                140,218   1,521,003
#*  Codere SA                                         91,938     178,199
    Construcciones y Auxiliar de Ferrocarriles SA      7,857   4,079,656
*   Deoleo SA                                      2,677,780   1,524,741
    Dinamia Capital Privado Sociedad de Capital
      Riesgo SA                                       20,438     185,015
#   Duro Felguera SA                                 251,747   1,647,384
    Ebro Foods SA                                    378,733   8,543,315
#   Elecnor SA                                       198,254   2,901,443
    Ence Energia y Celulosa SA                       962,189   3,864,324
#*  Ercros SA                                        483,625     368,275
    Faes Farma SA                                  1,136,955   4,085,260
#   Fluidra SA                                        84,098     287,349
*   Fomento de Construcciones y Contratas SA         212,074   4,879,636
*   Gamesa Corp. Tecnologica SA                    1,113,758  10,755,654
    Grupo Catalana Occidente SA                      200,421   6,780,625
#*  Grupo Ezentis SA                               1,994,998   1,114,690
    Iberpapel Gestion SA                              26,401     547,808
    Indra Sistemas SA                                480,367   7,921,641
#*  Inmobiliaria Colonial SA                         108,920     179,019
*   Inmobiliaria del Sur SA                            2,902      21,351
*   Jazztel P.L.C.                                 1,025,473  11,231,832
    Laboratorios Farmaceuticos Rovi SA                70,934     853,415
#*  Mediaset Espana Comunicacion SA                  793,096   9,679,170
#   Melia Hotels International SA                    232,123   2,628,075
    Miquel y Costas & Miquel SA                       37,628   1,454,037
*   Natra SA                                         141,572     430,908
#*  NH Hoteles SA                                    542,107   2,829,334
    Obrascon Huarte Lain SA                          193,959   8,123,862
    Papeles y Cartones de Europa SA                  232,611   1,247,171
*   Pescanova SA                                      68,547          --
    Prim SA                                           39,424     303,343
#*  Promotora de Informaciones SA Class A          1,480,102     751,246
#   Prosegur Cia de Seguridad SA                     875,740   5,195,887
#*  Realia Business SA                               389,643     422,090
*   Sacyr SA                                       1,283,635   6,908,384
*   Service Point Solutions SA                       174,903      39,245
*   Sociedad Nacional de Industrias Apicaciones
      Celulosa Espanola SA                            75,494      20,090
*   Solaria Energia y Medio Ambiente SA               98,171     107,925
#   Tecnicas Reunidas SA                             137,591   7,082,072

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- ------------
SPAIN -- (Continued)
*   Telecomunicaciones y Energia                   146,125 $    254,123
    Tubacex SA                                     520,966    2,005,647
    Tubos Reunidos SA                              495,225    1,234,006
    Vidrala SA                                      77,869    3,333,881
#   Viscofan SA                                    213,526   11,326,669
*   Vocento SA                                     210,717      422,384
*   Zeltia SA                                      845,734    2,913,785
                                                           ------------
TOTAL SPAIN                                                 194,753,244
                                                           ------------
SWEDEN -- (8.7%)
    AarhusKarlshamn AB                             111,342    6,587,379
    Acando AB                                      282,290      553,824
*   Active Biotech AB                               20,884      231,745
    AddNode Group AB                                22,737      131,747
#   AddTech AB Class B                              86,417    3,939,921
    AF AB Class B                                  133,333    4,212,062
*   Arise AB                                        32,240      118,055
    Atrium Ljungberg AB Class B                     31,807      433,551
    Avanza Bank Holding AB                          55,019    1,768,958
#   Axfood AB                                       94,702    4,897,451
#   Axis Communications AB                         183,851    6,344,242
    B&B Tools AB Class B                           104,242    1,428,724
#*  BE Group AB                                    215,340      376,760
#   Beijer AB G&L Class B                           61,718    1,293,917
    Beijer Alma AB                                  87,433    2,283,227
    Beijer Electronics AB                           55,826      587,635
    Betsson AB                                     137,066    4,306,058
    Bilia AB Class A                               113,425    2,746,779
    BillerudKorsnas AB                             656,884    7,706,180
    BioGaia AB Class B                              61,692    2,101,360
    Biotage AB                                     184,025      286,571
#   Bjoern Borg AB                                  86,437      384,841
*   Boras Waefveri AB Series B                       6,564           --
    Bure Equity AB                                 326,825    1,262,951
    Byggmax Group AB                               150,938    1,134,611
    Castellum AB                                   739,664   11,357,362
*   Catella AB                                      76,834       71,833
    Catena AB                                       56,202      889,653
    Cavotec SA                                       1,114        5,721
*   CDON Group AB                                   33,297      130,604
    Cision AB                                       14,615       73,566
#   Clas Ohlson AB Class B                         169,324    2,666,384
#*  Cloetta AB Class B                             269,107      841,287
    Concentric AB                                  202,603    2,083,954
    Concordia Maritime AB Class B                   78,854      140,144
    Connecta AB                                     40,724      244,823
    Corem Property Group AB Class B                  1,868        5,878
*   CyberCom Group AB                              256,878       93,965
#   Dios Fastigheter AB                            171,208    1,104,157
    Doro AB                                         94,731      689,599
    Duni AB                                        152,569    1,717,813
*   East Capital Explorer AB                        47,726      402,596

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
SWEDEN -- (Continued)
#   Enea AB                                           63,008 $   526,973
#*  Eniro AB                                         420,612   1,827,443
    Fabege AB                                        585,887   6,741,212
    Fagerhult AB                                      18,323     562,036
*   Fastighets AB Balder                             279,717   2,467,453
    Fenix Outdoor AB                                   7,406     296,922
    FinnvedenBulten AB                                35,634     230,424
    Gunnebo AB                                       190,542   1,094,203
    Haldex AB                                        218,520   1,582,561
    Heba Fastighets AB Class B                        43,722     489,074
    Hexpol AB                                        115,947   8,711,498
#   HIQ International AB                             254,170   1,473,086
    HMS Networks AB                                    7,040     156,980
#   Holmen AB Class B                                273,916   9,098,680
    Hufvudstaden AB Class A                          189,483   2,480,097
    Husqvarna AB Class A                              37,223     218,505
#   Husqvarna AB Class B                           1,698,949   9,982,194
*   ICA Gruppen AB                                   138,489   4,185,473
    Industrial & Financial Systems Class B            89,522   2,056,111
    Indutrade AB                                      60,615   2,370,393
    Intrum Justitia AB                               308,493   8,202,633
    JM AB                                            372,482  10,610,995
*   KappAhl AB                                       277,470   1,640,557
#*  Karolinska Development AB Class B                 58,197     298,708
    Klovern AB                                       387,861   1,720,359
    KNOW IT AB                                        75,523     642,455
    Kungsleden AB                                    697,243   5,121,289
    Lagercrantz AB Class B                            76,298   1,324,519
*   Lindab International AB                          330,563   3,218,480
    Loomis AB Class B                                318,925   7,644,884
    Meda AB Class A                                  976,572  10,958,586
#*  Medivir AB Class B                               157,903   2,066,487
#   Mekonomen AB                                      93,737   3,091,064
#*  Micronic Mydata AB                               390,070     782,426
    Modern Times Group AB Class B                    234,304  12,780,214
    MQ Holding AB                                     56,493     156,730
    NCC AB Class A                                    24,456     764,033
    NCC AB Class B                                   364,909  11,224,343
    Nederman Holding AB                                3,680      94,803
    Net Entertainment NE AB Class B                  138,086   2,672,028
*   Net Insight AB Class B                         1,189,130     251,171
    New Wave Group AB Class B                        197,176   1,120,053
#   Nibe Industrier AB Class B                       353,045   6,768,861
    Nobia AB                                         666,139   5,798,958
    Nolato AB Class B                                 89,994   1,836,415
    Nordnet AB Class B                               401,993   1,716,709
    OEM International AB Class B                      45,688     528,482
#*  Orexo AB                                          23,599     472,714
#   Oriflame Cosmetics SA                             69,970   2,208,044
#*  PA Resources AB                                   35,211      54,338
#   Peab AB                                          716,499   4,212,824
#   Pricer AB Class B                                452,718     508,942

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- ------------
SWEDEN -- (Continued)
    Proact IT Group AB                              41,297 $    450,983
    Probi AB                                        28,553      178,573
    Proffice AB Class B                            262,115      998,202
#   Ratos AB Class B                               655,025    5,668,535
*   RaySearch Laboratories AB                       56,125      224,412
    ReadSoft AB Class B                             87,941      266,231
*   Rezidor Hotel Group AB                         334,560    1,903,865
*   rnb Retail and Brands AB                        48,828       89,770
    Saab AB Class B                                253,955    5,083,814
    Sagax AB Class B                                46,219      168,853
*   SAS AB                                         610,190    1,825,798
#   Sectra AB                                       31,357      332,835
    Securitas AB Class B                           998,620   11,387,211
    Semcon AB                                       81,791      890,800
    SkiStar AB                                      97,008    1,294,228
#   SSAB AB Class A                                824,806    5,426,018
    SSAB AB Class B                                352,706    1,989,977
    Sweco AB Class B                               183,804    2,321,887
*   Swedish Orphan Biovitrum AB                    612,905    5,858,311
    Swedol AB Class B                               29,796       95,342
#   Systemair AB                                    27,899      490,971
#*  TradeDoubler AB                                185,204      511,608
#*  Transcom WorldWide SA                           87,000       17,311
#   Transmode AB                                    51,849      857,154
    Trelleborg AB Class B                          547,043   10,322,513
*   Tribona AB                                      32,750      195,870
    Unibet Group P.L.C.                            132,830    5,328,668
    Uniflex AB                                      12,408       65,780
    VBG Group AB Class B                               137        2,690
    Vitrolife AB                                    60,303      738,004
#   Wallenstam AB Class B                          399,066    5,533,819
    Wihlborgs Fastigheter AB                       289,738    4,997,302
                                                           ------------
TOTAL SWEDEN                                                320,199,645
                                                           ------------
SWITZERLAND -- (10.7%)
*   Acino Holding AG                                16,820    2,131,024
*   Advanced Digital Broadcast Holdings SA           2,024       37,669
*   AFG Arbonia-Forster Holding AG                  79,104    2,741,869
    Allreal Holding AG                              51,373    7,063,130
#   Alpiq Holding AG                                 3,712      490,255
    ALSO Holding AG                                 16,195      845,506
    ams AG                                          35,838    3,912,869
    APG SGA SA                                       7,099    1,882,152
    Ascom Holding AG                               160,822    2,371,891
    Autoneum Holding AG                             16,853    2,243,782
#   Bachem Holding AG Class B                       24,136    1,379,337
    Baloise Holding AG                               5,851      679,733
    Bank Coop AG                                    31,671    1,663,317
    Banque Cantonale de Geneve                       4,098    1,047,323
    Banque Cantonale du Jura                         4,442      323,956
    Banque Cantonale Vaudoise                        3,301    1,834,246
    Banque Privee Edmond de Rothschild SA              157    2,757,094

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- -----------
SWITZERLAND -- (Continued)
    Barry Callebaut AG                                  76 $    79,385
    Basilea Pharmaceutica                            9,521   1,036,912
    Basler Kantonalbank                              4,602     387,288
    Belimo Holding AG                                1,851   4,770,847
    Bell AG                                            352     861,521
    Bellevue Group AG                               27,747     397,967
#   Berner Kantonalbank AG                          23,232   5,788,358
    BKW AG                                          36,260   1,259,429
*   Bobst Group AG                                  45,114   1,592,363
    Bossard Holding AG                              14,138   2,875,669
    Bucher Industries AG                            33,342   9,233,400
    Burckhardt Compression Holding AG                7,479   2,996,971
    Burkhalter Holding AG                           13,850   1,121,782
    Calida Holding AG                               10,227     316,295
    Carlo Gavazzi Holding AG                         1,334     305,977
    Centralschweizerische Kraftwerke AG                 26       8,301
    Cham Paper Holding AG                            1,836     484,363
*   Charles Voegele Holding AG                      38,302     493,083
    Cicor Technologies                               5,893     209,629
    Cie Financiere Tradition SA                      9,068     490,842
    Clariant AG                                    634,620  11,181,902
    Coltene Holding AG                              16,093     831,475
    Conzzeta AG                                      1,345   2,790,024
*   Cosmo Pharmaceuticals SpA                        1,287      89,816
    Daetwyler Holding AG                            29,754   3,783,552
*   Dufry AG                                        73,187  11,824,599
#   EFG International AG                           242,627   3,569,817
*   Elma Electronic AG                                 294     130,512
    Emmi AG                                         13,244   3,810,555
    Energiedienst Holding AG                        71,249   2,438,739
*   Evolva Holding SA                              154,124     149,304
    Flughafen Zuerich AG                            18,960  10,507,375
    Forbo Holding AG                                 6,983   5,475,568
    Galenica AG                                     20,798  18,381,416
    GAM Holding AG                                 806,220  15,064,909
#*  Gategroup Holding AG                           118,415   3,101,213
    Georg Fischer AG                                18,366  12,651,376
    Gurit Holding AG                                 1,837     853,479
    Helvetia Holding AG                             27,336  12,892,724
    Huber & Suhner AG                               50,241   2,747,457
    Implenia AG                                     65,242   4,393,697
    Inficon Holding AG                               8,083   2,519,077
    Interroll Holding AG                             2,488   1,197,314
    Intershop Holdings                               5,592   2,027,991
    Jungfraubahn Holding AG                          3,095     221,437
    Kaba Holding AG Class B                         12,166   5,205,706
    Kardex AG                                       28,973   1,262,398
    Komax Holding AG                                15,293   2,092,879
    Kudelski SA                                    201,663   2,781,288
    Kuoni Reisen Holding AG                         15,477   6,542,050
    LEM Holding SA                                   3,667   2,706,106
#   Liechtensteinische Landesbank AG                19,087     756,250

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
SWITZERLAND -- (Continued)
*   LifeWatch AG                                      27,517 $   214,274
#   Logitech International SA                        693,935   7,107,513
    Lonza Group AG                                   255,221  22,781,770
#   Luzerner Kantonalbank AG                          17,399   6,941,658
    MCH Group AG                                       1,404      93,681
    Metall Zug AG                                        690   1,657,364
#*  Meyer Burger Technology AG                       408,473   4,792,908
    Micronas Semiconductor Holding AG                155,041   1,268,994
    Mobilezone Holding AG                            142,129   1,473,062
    Mobimo Holding AG                                 26,956   5,644,913
    Nobel Biocare Holding AG                         493,843   8,147,120
    OC Oerlikon Corp. AG                             858,856  12,006,957
*   Orascom Development Holding AG                    17,941     255,621
#*  Orell Fuessli Holding AG                           5,198     522,577
    Orior AG                                          20,502   1,152,263
    Panalpina Welttransport Holding AG                22,115   3,305,127
*   Parco Industriale e Immobiliare SA                   600          --
    Phoenix Mecano AG                                  3,100   1,854,361
    PSP Swiss Property AG                            148,327  12,748,515
    PubliGroupe AG                                     8,975     888,606
    Rieter Holding AG                                 16,400   3,433,542
    Romande Energie Holding SA                         2,714   3,392,374
    Schaffner Holding AG                               2,255     627,069
*   Schmolz + Bickenbach AG                        2,540,584   3,215,351
    Schweiter Technologies AG                          4,466   2,995,372
    Schweizerische
      National-Versicherungs-Gesellschaft AG          59,799   2,955,451
    Siegfried Holding AG                              16,598   2,736,640
    St Galler Kantonalbank AG                         10,381   4,221,775
#   Straumann Holding AG                               6,047   1,201,907
    Swiss Life Holding AG                             62,436  12,379,830
    Swisslog Holding AG                            1,022,294   1,193,058
    Swissquote Group Holding SA                       47,450   1,942,318
    Tamedia AG                                        14,891   1,769,694
    Tecan Group AG                                    17,731   1,850,794
    Temenos Group AG                                 151,121   3,850,772
*   Tornos Holding AG                                 38,028     188,143
    U-Blox AG                                         27,034   2,439,046
    Valartis Group AG                                    936      19,139
    Valiant Holding                                   61,598   5,746,270
    Valora Holding AG                                 14,281   3,528,481
    Vaudoise Assurances Holding SA Class B             4,108   1,737,017
    Verwaltungs- und Privat-Bank AG                   16,644   1,613,429
    Vetropack Holding AG                                 877   1,752,196
#*  Von Roll Holding AG                              233,256     388,415
    Vontobel Holding AG                              121,104   4,847,423
    Walliser Kantonalbank                              1,440   1,204,284
    Walter Meier AG                                   23,690   1,506,872
    Ypsomed Holding AG                                 3,079     196,662
#   Zehnder Group AG                                  45,677   2,151,421
*   Zueblin Immobilien Holding AG                    261,040     586,691
    Zug Estates Holding AG                               442     573,979

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
SWITZERLAND -- (Continued)
      Zuger Kantonalbank AG                                  627 $    3,276,104
                                                                 --------------
TOTAL SWITZERLAND                                                   394,476,343
                                                                 --------------
UNITED KINGDOM -- (0.2%)
      Grafton Group P.L.C.                               712,146      6,763,969
                                                                 --------------
TOTAL COMMON STOCKS                                               3,208,238,458
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*     Intercell AG Rights 05/16/13                       254,689             --
                                                                 --------------
ISRAEL -- (0.0%)
*     Tower Semiconductor, Ltd. Warrants 06/27/17              1              1
                                                                 --------------
ITALY -- (0.0%)
#*    Hera SpA Rights 11/19/13                         2,829,591         51,097
#*    Seat Pagine Gialle SpA Warrants 08/31/14         2,988,837             --
                                                                 --------------
TOTAL ITALY                                                              51,097
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                    51,098
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (13.3%)
(S)@  DFA Short Term Investment Fund                  42,437,338    491,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.12%, 11/01/13
        (Collateralized by $123,381 FNMA, rates
        ranging from 2.500% to 4.500%, maturities
        ranging from 04/01/27 to 10/01/43, valued
        at $111,576) to be repurchased at $109,388   $       109        109,388
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL                                 491,109,388
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,907,677,627)              $3,699,398,944
                                                                 ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               October 31, 2013

                                                   Shares    Value++
                                                   ------- -----------
COMMON STOCKS -- (77.1%)

Consumer Discretionary -- (7.9%)
    AutoCanada, Inc.                                44,402 $ 1,635,292
#*  Ballard Power Systems, Inc.                    559,352     756,425
*   Bauer Performance Sports, Ltd.                  35,354     435,037
#   BMTC Group, Inc. Class A                        17,481     224,496
*   Brookfield Residential Properties, Inc.         22,148     491,328
#   Cineplex, Inc.                                 271,135  10,921,853
#*  Coastal Contacts, Inc.                          95,324     701,224
    Cogeco Cable, Inc.                              66,264   3,133,185
#   Cogeco, Inc.                                    11,406     516,341
#   Corus Entertainment, Inc. Class B              369,716   8,616,601
#   DHX Media, Ltd.                                167,978     647,649
    Dorel Industries, Inc. Class B                 126,820   4,712,038
    easyhome, Ltd.                                   3,600      49,858
    Gamehost, Inc.                                  17,488     240,855
    Glacier Media, Inc.                            137,300     185,674
    Glentel, Inc.                                   66,991     914,930
#*  Great Canadian Gaming Corp.                    302,800   3,723,106
#*  Imax Corp.                                     211,609   6,155,566
    Indigo Books & Music, Inc.                       2,302      24,838
*   Le Chateau, Inc. Class A                        59,800     251,210
    Leon's Furniture, Ltd.                         143,275   1,817,991
    Linamar Corp.                                  269,606   9,065,733
    Martinrea International, Inc.                  461,356   4,889,449
*   MEGA Brands, Inc.                               63,743     959,828
#*  Mood Media Corp.                               231,874     146,777
    MTY Food Group, Inc.                             8,644     262,475
    Reitmans Canada, Ltd.                           15,456     100,802
    Reitmans Canada, Ltd. Class A                  237,386   1,559,578
#   RONA, Inc.                                     681,945   7,992,488
    Sears Canada, Inc.                              19,831     275,787
    Torstar Corp. Class B                          263,614   1,415,852
*   TVA Group, Inc. Class B                          7,000      55,052
    Uni-Select, Inc.                                69,172   1,605,488
    Whistler Blackcomb Holdings, Inc.               68,216     948,671
                                                           -----------
Total Consumer Discretionary                                75,433,477
                                                           -----------
Consumer Staples -- (3.3%)
    Alliance Grain Traders, Inc.                    75,204   1,161,257
    Andrew Peller, Ltd. Class A                      3,400      45,001
*   Atrium Innovations, Inc.                       132,616   2,415,363
    Canada Bread Co., Ltd.                           9,888     660,907
#   Colabor Group, Inc.                             91,451     406,975
    Corby Distilleries, Ltd. Class A                70,235   1,377,553
    Cott Corp.                                     499,623   4,092,246
    High Liner Foods, Inc.                           8,197     322,330
#   Liquor Stores N.A., Ltd.                       106,130   1,529,884
#   Maple Leaf Foods, Inc.                         500,264   7,364,938
    North West Co., Inc. (The)                     232,610   5,784,853
    Premium Brands Holdings Corp.                   88,843   1,699,064
#   Rogers Sugar, Inc.                             364,859   1,907,142

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
Consumer Staples -- (Continued)
*   SunOpta, Inc.                                    265,791 $ 2,860,188
                                                             -----------
Total Consumer Staples                                        31,627,701
                                                             -----------
Energy -- (20.8%)
*   Advantage Oil & Gas, Ltd.                      1,098,231   4,466,024
#   Akita Drilling, Ltd. Class A                      42,000     618,328
*   Anderson Energy, Ltd.                            371,504      51,665
#*  Angle Energy, Inc.                               364,568   1,311,207
*   Antrim Energy, Inc.                              271,991      24,782
    Arsenal Energy, Inc.                              54,565     261,665
*   Artek Exploration, Ltd.                            4,600      15,883
*   Bankers Petroleum, Ltd.                        1,277,846   4,902,301
#*  Bellatrix Exploration, Ltd.                      655,708   4,911,600
#*  Birchcliff Energy, Ltd.                          441,234   3,152,729
#*  BlackPearl Resources, Inc.                     1,165,485   2,168,552
*   BNK Petroleum, Inc.                              326,419     507,168
#   Bonterra Energy Corp.                             64,562   3,628,574
    Calfrac Well Services, Ltd.                      154,348   4,811,116
*   Calvalley Petroleums, Inc. Class A               226,068     333,904
#*  Canacol Energy, Ltd.                             132,042     606,607
#   Canadian Energy Services & Technology Corp.      179,083   3,223,889
#   CanElson Drilling, Inc.                          266,409   1,602,057
#   Canyon Services Group, Inc.                      213,370   2,339,058
    Cathedral Energy Services, Ltd.                  157,711     933,273
#*  Cequence Energy, Ltd.                            636,649   1,160,153
*   Chinook Energy, Inc.                             140,019     116,834
*   Connacher Oil and Gas, Ltd.                    2,187,935     409,195
*   Corridor Resources, Inc.                         367,780     271,607
*   Crew Energy, Inc.                                538,499   3,129,817
*   Crocotta Energy, Inc.                            249,334     726,970
*   DeeThree Exploration, Ltd.                       349,042   3,046,355
*   Delphi Energy Corp.                              630,904     980,257
#*  Denison Mines Corp.                            2,185,983   2,411,049
#   Enbridge Income Fund Holdings, Inc.              227,285   5,090,016
    Enerflex, Ltd.                                   279,959   3,965,851
    Ensign Energy Services, Inc.                      86,964   1,486,307
#*  Epsilon Energy, Ltd.                             231,416     705,800
    Equal Energy, Ltd.                               154,741     734,636
*   Essential Energy Services Trust                  620,641   1,755,998
#*  Forsys Metals Corp.                              109,974      42,190
#*  Gasfrac Energy Services, Inc.                     62,822      85,558
*   Gran Tierra Energy, Inc.                       1,391,012  10,486,121
*   Ithaca Energy, Inc.                            1,345,050   3,147,674
#*  Ivanhoe Energy, Inc.                             348,882     237,574
*   Kelt Exploration, Ltd.                           161,850   1,334,973
*   Laramide Resources, Ltd.                          20,368       7,326
*   Legacy Oil + Gas, Inc.                           745,800   5,049,967
#   Lightstream Resources, Ltd.                      863,190   5,546,804
#*  Long Run Exploration, Ltd.                       497,335   2,766,549
    McCoy Corp.                                        4,500      31,031
*   Mega Uranium, Ltd.                               212,790      11,225
*   MGM Energy Corp.                                  19,000       3,280

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Energy -- (Continued)
#   Mullen Group, Ltd.                               458,025 $ 12,273,743
#*  Niko Resources, Ltd.                             178,719      574,218
*   North American Energy Partners, Inc.              60,356      362,663
*   NuVista Energy, Ltd.                             568,645    3,626,806
*   Parex Resources, Inc.                            418,621    2,421,028
#   Parkland Fuel Corp.                              353,327    6,475,883
#   Pason Systems, Inc.                              285,137    5,926,168
#   Pengrowth Energy Corp.                             4,226       27,156
#*  Perpetual Energy, Inc.                           262,929      277,391
*   Petrobank Energy & Resources, Ltd.               398,702      141,485
#   Petrominerales, Ltd.                             401,858    4,621,184
#   PHX Energy Services Corp.                         79,722      940,470
*   Platino Energy Corp.                               3,811        2,193
#*  Poseidon Concepts Corp.                          165,977          481
    Pulse Seismic, Inc.                              277,580      998,346
#*  Questerre Energy Corp. Class A                   745,460      979,504
*   RMP Energy, Inc.                                 573,687    3,433,373
*   Rock Energy, Inc.                                114,652      343,082
#*  Santonia Energy, Inc.                            544,251    1,059,636
#   Savanna Energy Services Corp.                    441,805    3,322,065
    Secure Energy Services, Inc.                     437,854    6,210,963
*   Serinus Energy, Inc.                              13,570       51,669
    ShawCor, Ltd.                                     69,896    2,938,226
*   Sonde Resources Corp.                             85,873       67,535
#*  Southern Pacific Resource Corp.                1,650,425    1,028,894
#*  SouthGobi Resources, Ltd.                        455,682      533,191
#   Sprott Resource Corp.                            471,290    1,283,713
#   Spyglass Resources Corp.                         555,776    1,108,728
    Strad Energy Services, Ltd.                       12,700       44,337
#   Surge Energy, Inc.                               322,254    2,151,142
#*  TAG Oil, Ltd.                                    123,522      502,310
*   Tethys Petroleum, Ltd.                           412,989      261,423
#   TORC Oil & Gas, Ltd.                             102,487      981,964
    Total Energy Services, Inc.                      129,922    2,300,254
*   TransGlobe Energy Corp.                          302,408    2,737,958
#   Trican Well Service, Ltd.                        643,185    9,037,223
    Trinidad Drilling, Ltd.                          604,997    5,860,519
#*  Tuscany International Drilling, Inc.             275,042       34,293
#   Twin Butte Energy, Ltd.                        1,107,588    2,358,265
#*  Uex Corp.                                        608,088      204,125
#*  Ur-Energy, Inc.                                   69,660       74,160
#   Veresen, Inc.                                    311,031    3,848,175
    Western Energy Services Corp.                    223,795    1,689,221
#   Whitecap Resources, Inc.                         784,268    9,108,987
*   Xtreme Drilling and Coil Services Corp.          139,143      468,414
#   Zargon Oil & Gas, Ltd.                           130,524      965,175
    ZCL Composites, Inc.                              99,400      660,665
                                                             ------------
Total Energy                                                  198,929,903
                                                             ------------
Financials -- (6.2%)
#   AGF Management, Ltd. Class B                     381,468    5,037,946
#   Alaris Royalty Corp.                              52,216    1,781,849

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- -----------
Financials -- (Continued)
    Altus Group, Ltd.                               89,499 $ 1,201,732
    Brookfield Real Estate Services, Inc.            8,075     106,722
    Canaccord Financial, Inc.                      409,969   2,602,978
#   Canadian Western Bank                          300,957   9,652,330
#*  Cash Store Financial Services, Inc. (The)       51,170      79,995
    Clairvest Group, Inc.                            1,900      41,712
    E-L Financial Corp., Ltd.                        1,467     975,341
#*  EGI Financial Holdings, Inc.                    14,650     200,926
#   Equitable Group, Inc.                           52,295   2,452,621
*   Equity Financial Holdings, Inc.                    800       8,570
#   Fiera Capital Corp.                             36,300     483,930
    Firm Capital Mortgage Investment Corp.           2,494      28,512
    First National Financial Corp.                   3,873      80,941
    FirstService Corp.                             135,548   5,634,346
*   Genesis Land Development Corp.                  71,917     247,621
#   Genworth MI Canada, Inc.                       149,254   4,696,709
    Gluskin Sheff + Associates, Inc.                68,507   1,320,664
#   GMP Capital, Inc.                              298,487   1,777,782
    Guardian Capital Group, Ltd. Class A            11,327     162,955
#   Home Capital Group, Inc.                       120,600   9,571,429
#   Killam Properties, Inc.                        251,323   2,653,878
*   Kingsway Financial Services, Inc.               22,481      72,016
    Laurentian Bank of Canada                      147,250   6,574,102
*   Mainstreet Equity Corp.                         16,062     486,643
    Melcor Developments, Ltd.                       13,320     250,265
*   Pacific & Western Credit Corp.                   8,800      10,972
#   Sprott, Inc.                                   623,708   1,579,234
                                                           -----------
Total Financials                                            59,774,721
                                                           -----------
Health Care -- (1.5%)
    Amica Mature Lifestyles, Inc.                   31,703     266,358
*   Burcon NutraScience Corp.                        3,217       7,621
#*  Cangene Corp.                                  140,432     336,719
#   Extendicare Inc.                               397,620   2,551,266
#*  Imris, Inc.                                     73,479     111,348
#   Leisureworld Senior Care Corp.                 150,832   1,539,205
#   Medical Facilities Corp.                        62,816   1,004,911
*   Nordion, Inc.                                  464,108   3,841,416
#*  Oncolytics Biotech, Inc.                        91,887     244,997
*   Paladin Labs, Inc.                              53,575   3,275,698
*   Patheon, Inc.                                    6,080      33,005
    QLT, Inc.                                      226,610     980,205
#*  Resverlogix Corp.                              111,820      56,840
*   Theratechnologies, Inc.                         10,101       2,034
*   Transition Therapeutics, Inc.                   50,610     244,641
*   TSO3, Inc.                                      74,206      51,243
    Zenith Epigenetics Corp.                       111,820      46,116
                                                           -----------
Total Health Care                                           14,593,623
                                                           -----------
Industrials -- (11.2%)
    Aecon Group, Inc.                              286,711   3,973,504
#   AG Growth International, Inc.                   77,232   2,814,766

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- ------------
Industrials -- (Continued)
#*  Air Canada Class A                             313,328 $  1,727,939
    Algoma Central Corp.                            26,690      388,325
*   ATS Automation Tooling Systems, Inc.           440,214    6,088,223
    Badger Daylighting, Ltd.                        35,896    2,548,336
#   Bird Construction, Inc.                         82,052    1,030,126
#   Black Diamond Group, Ltd.                      188,933    4,948,698
    CanWel Building Materials Group, Ltd.          140,568      389,624
    Cervus Equipment Corp.                           4,680       92,868
    Churchill Corp. Class A                         91,759      871,255
#   Clarke, Inc.                                    44,894      336,710
#   Contrans Group, Inc. Class A                    95,185    1,225,131
#   DirectCash Payments, Inc.                       35,598      629,234
#   Exchange Income Corp.                           38,940      746,569
    Exco Technologies, Ltd.                         74,981      524,971
    Genivar, Inc.                                  181,860    5,204,721
*   GLV, Inc. Class A                               89,850      349,007
#   Heroux-Devtek, Inc.                            116,347    1,043,346
#   HNZ Group, Inc.                                 23,888      518,931
    Horizon North Logistics, Inc.                  330,070    2,690,831
#   IBI Group, Inc.                                  1,506        2,701
    K-Bro Linen, Inc.                               13,544      454,649
    MacDonald Dettwiler & Associates, Ltd.          85,470    6,521,017
#   Morneau Shepell, Inc.                          185,852    2,548,970
#   New Flyer Industries, Inc.                     114,257    1,184,595
    Newalta Corp.                                  202,821    3,161,024
    Richelieu Hardware, Ltd.                        64,393    2,840,296
#   Ritchie Bros Auctioneers, Inc.                 273,199    5,400,308
    Rocky Mountain Dealerships, Inc.                63,591      725,779
#   Russel Metals, Inc.                            316,110    8,731,567
    Stantec, Inc.                                  228,285   13,565,951
#   Student Transportation, Inc.                   329,852    2,075,317
    Toromont Industries, Ltd.                       69,776    1,545,893
    Transcontinental, Inc. Class A                 333,758    5,329,757
#   TransForce, Inc.                               388,103    8,594,733
    Vicwest, Inc.                                   42,846      515,722
#   Wajax Corp.                                     77,824    2,781,854
    WaterFurnace Renewable Energy, Inc.             34,783      766,951
#*  Westport Innovations, Inc.                     125,441    2,937,965
                                                           ------------
Total Industrials                                           107,828,164
                                                           ------------
Information Technology -- (4.5%)
#*  5N Plus, Inc.                                  219,748      575,372
    Aastra Technologies, Ltd.                       33,028      898,359
    Absolute Software Corp.                        175,557    1,242,613
*   AgJunction, Inc.                                20,300       20,054
    Calian Technologies, Ltd.                       20,165      423,356
#*  Celestica, Inc.                                949,607   10,428,236
*   COM DEV International, Ltd.                    396,424    1,596,874
    Computer Modelling Group, Ltd.                 107,601    2,763,684
#   Davis + Henderson Corp.                        334,212    8,606,524
*   Descartes Systems Group, Inc. (The)            262,529    3,215,360
#*  DragonWave, Inc.                               162,023      233,093

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
Information Technology -- (Continued)
    Enghouse Systems, Ltd.                            52,143 $ 1,387,779
    Evertz Technologies, Ltd.                        133,981   2,145,958
#*  EXFO, Inc.                                       104,830     591,186
    Mediagrif Interactive Technologies, Inc.           7,276     136,078
#*  Points International, Ltd.                        37,659     801,832
*   Pure Technologies, Ltd.                           26,910     149,694
#*  Redknee Solutions, Inc.                          127,436     677,116
*   Sandvine Corp.                                   627,376   1,594,539
*   Sierra Wireless, Inc.                            157,015   2,843,182
    Vecima Networks, Inc.                              6,059      34,286
    Wi-Lan, Inc.                                     765,533   2,408,237
    Wireless Matrix Corp.                            102,939       2,962
                                                             -----------
Total Information Technology                                  42,776,374
                                                             -----------
Materials -- (17.4%)
    Aberdeen International, Inc.                     122,333      18,773
    Acadian Timber Corp.                              12,109     150,978
*   Ainsworth Lumber Co., Ltd.                       532,862   2,013,596
#   Alacer Gold Corp.                                750,454   2,080,096
#   Alamos Gold, Inc.                                503,857   8,026,725
#*  Alexco Resource Corp.                            278,307     387,038
#*  Almaden Minerals, Ltd.                            98,343     132,992
#*  Altius Minerals Corp.                            112,600   1,168,496
    Amerigo Resources, Ltd.                          553,854     212,479
#*  Argonaut Gold Inc.                               368,728   2,051,141
#*  Asanko Gold, Inc.                                271,644     638,304
*   Atna Resources, Ltd.                              39,215       5,454
#*  Augusta Resource Corp.                           308,545     588,888
*   Aura Minerals, Inc.                              287,669      33,108
#   AuRico Gold, Inc.                              1,234,795   5,127,955
#*  Avalon Rare Metals, Inc.                         352,025     286,982
#*  B2Gold Corp.                                   1,910,233   4,726,803
#*  Brigus Gold Corp.                                912,312     682,495
#*  Canada Lithium Corp.                           1,188,040     450,080
*   Canam Group, Inc. Class A                        194,100   2,103,611
#   Canexus Corp.                                    434,301   3,024,050
*   Canfor Corp.                                     362,555   7,514,327
#   Canfor Pulp Products, Inc.                       204,415   2,121,297
*   Capstone Mining Corp.                          1,548,856   4,114,833
#*  Carpathian Gold, Inc.                            587,371      45,068
    Cascades, Inc.                                   489,976   2,744,411
    CCL Industries, Inc. Class B                     111,467   7,654,570
    Centerra Gold, Inc.                              137,301     549,125
#*  China Gold International Resources Corp., Ltd.   727,257   1,953,023
*   Claude Resources, Inc.                           934,700     170,329
*   Cline Mining Corp.                                14,600         148
#*  Copper Mountain Mining Corp.                     637,731   1,052,028
*   Dominion Diamond Corp.                           379,239   5,121,263
#*  Duluth Metals, Ltd.                              388,214     346,271
#*  Dundee Precious Metals, Inc.                     515,238   2,199,021
*   Dynasty Metals & Mining, Inc.                     43,869      29,873
#*  Eastern Platinum, Ltd.                         3,210,960     184,777

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Materials -- (Continued)
#*  Eastmain Resources, Inc.                         274,250 $   85,485
#*  Eco Oro Minerals Corp.                           261,445    122,868
*   EcoSynthetix, Inc.                                 1,500      4,676
#*  Endeavour Mining Corp.                         1,378,843    819,914
*   Endeavour Silver Corp.                           389,940  1,619,374
*   Energy Fuels, Inc.                             2,398,488    322,053
#*  Entree Gold, Inc.                                286,898    122,447
*   Excellon Resources, Inc.                         185,380    245,360
#*  Exeter Resource Corp.                             70,137     47,760
#*  First Majestic Silver Corp.                      431,070  4,878,558
#*  Fortress Paper, Ltd. Class A                      69,284    383,416
*   Fortuna Silver Mines, Inc.                       750,906  2,974,384
*   Fortune Minerals, Ltd.                           214,672     70,003
#*  Golden Star Resources, Ltd.                    1,155,362    576,213
*   Great Panther Silver, Ltd.                       708,280    577,411
#*  Guyana Goldfields, Inc.                          441,183  1,032,452
*   Hanfeng Evergreen, Inc.                           45,837     43,962
#   HudBay Minerals, Inc.                            872,492  7,112,820
    IAMGOLD Corp.                                    908,918  4,646,365
*   Imperial Metals Corp.                            195,128  2,468,459
*   International Forest Products, Ltd. Class A      313,641  3,552,583
    International Minerals Corp.                      77,900    211,439
#*  International Tower Hill Mines, Ltd.             220,027    113,954
    Intertape Polymer Group, Inc.                    310,229  4,463,084
#*  Jaguar Mining, Inc.                              274,437     50,010
*   Katanga Mining, Ltd.                           1,025,162    540,775
#*  Kirkland Lake Gold, Inc.                         247,980    865,724
#*  Labrador Iron Mines Holdings, Ltd.               123,133     36,019
#*  Lake Shore Gold Corp.                          1,419,989    537,952
*   Lucara Diamond Corp.                              16,700     20,502
#*  MAG Silver Corp.                                  65,699    359,166
    Major Drilling Group International               366,250  2,887,426
#*  MBAC Fertilizer Corp.                            125,459    243,061
*   McEwen Mining - Minera Andes Andes
      Acquisition Corp.                              117,215    245,076
*   Mercator Minerals, Ltd.                          443,725     31,918
#   Migao Corp.                                      169,168    165,493
*   Minco Base Metals Corp.                            2,780         --
*   Minco Silver Corp.                               115,224     93,934
*   Nautilus Minerals, Inc.                           89,354     32,137
*   Nevada Copper Corp.                              160,491    281,685
    Nevsun Resources, Ltd.                           957,411  3,489,341
*   New Millennium Iron Corp.                         55,528     37,812
*   NGEx Resources, Inc.                              19,826     37,079
    Norbord, Inc.                                    160,989  4,570,349
#*  North American Palladium, Ltd.                   565,789    515,513
#*  Northern Dynasty Minerals, Ltd.                  148,624    199,562
#*  Novagold Resources, Inc.                         476,822  1,028,964
#*  OceanaGold Corp.                               1,185,016  1,977,584
*   Orvana Minerals Corp.                            292,952    116,602
#*  Osisko Mining Corp.                              737,950  3,602,518
    Pan American Silver Corp.                        185,592  1,972,243
*   Petaquilla Minerals, Ltd.                        528,482    212,883

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Materials -- (Continued)
*   Phoscan Chemical Corp.                           432,579 $    120,316
#*  Pilot Gold, Inc.                                  39,391       34,380
#*  Platinum Group Metals, Ltd.                      241,887      280,711
#*  Polymet Mining Corp.                             635,065      487,270
#*  Primero Mining Corp.                             421,644    2,402,115
*   Richmont Mines, Inc.                             114,244      149,016
#*  Rubicon Minerals Corp.                           508,405      702,156
#*  Sabina Gold & Silver Corp.                       383,055      312,278
#*  San Gold Corp.                                 1,018,995      141,710
#*  Sandstorm Gold, Ltd.                              88,184      475,322
*   Scorpio Mining Corp.                             978,870      258,178
#*  Seabridge Gold, Inc.                             115,135    1,097,628
#   SEMAFO, Inc.                                   1,168,020    3,170,284
#   Sherritt International Corp.                   1,628,826    5,577,048
*   Shore Gold, Inc.                                 196,435       30,144
#*  Silver Standard Resources, Inc.                  340,397    1,916,396
*   St Andrew Goldfields, Ltd.                       774,028      211,574
    Stella-Jones, Inc.                               128,960    3,529,965
*   Stornoway Diamond Corp.                          297,297      262,325
*   Sulliden Gold Corp., Ltd.                        659,525      512,363
#*  Tanzanian Royalty Exploration Corp.              344,717      810,010
*   Taseko Mines, Ltd.                               972,023    2,386,591
#*  Tembec, Inc.                                     360,559      923,313
#*  Teranga Gold Corp.                               267,445      151,338
#*  Thompson Creek Metals Co., Inc.                  902,518    2,908,417
    Timminco Ltd.                                     69,822          321
#*  Timmins Gold Corp.                               869,574    1,392,786
#*  US Silver & Gold, Inc.                            59,933       31,615
#*  Veris Gold Corp.                                 158,868       85,327
*   Virginia Mines, Inc.                              59,773      611,116
*   Wesdome Gold Mines, Ltd.                         325,464      206,020
    West Fraser Timber Co., Ltd.                      24,266    2,224,238
#   Western Forest Products, Inc.                    576,980      824,534
    Winpak, Ltd.                                      78,704    1,725,578
                                                             ------------
Total Materials                                               166,309,159
                                                             ------------
Telecommunication Services -- (0.3%)
*   Axia NetMedia Corp.                              182,767      404,922
#   Manitoba Telecom Services, Inc.                   85,585    2,419,019
                                                             ------------
Total Telecommunication Services                                2,823,941
                                                             ------------
Utilities -- (4.0%)
#   Algonquin Power & Utilities Corp.                912,415    5,889,371
#*  Alterra Power Corp.                            1,066,070      301,626
*   Boralex, Inc. Class A                             97,733      983,282
#   Capital Power Corp.                              376,609    7,801,999
#   Capstone Infrastructure Corp.                    387,978    1,462,383
#   Innergex Renewable Energy, Inc.                  441,574    3,870,893
#   Just Energy Group, Inc.                          594,078    4,216,350
*   Maxim Power Corp.                                 92,234      341,460
#   Northland Power, Inc.                            277,107    4,390,551
*   Ram Power Corp.                                  620,037       83,255

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                       Shares      Value++
                                                     ----------- ------------
Utilities -- (Continued)
#     Superior Plus Corp.                                653,197 $  6,966,432
      Valener, Inc.                                      161,936    2,408,888
                                                                 ------------
Total Utilities                                                    38,716,490
                                                                 ------------
TOTAL COMMON STOCKS                                               738,813,553
                                                                 ------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)      Value+
                                                     ----------- ------------
SECURITIES LENDING COLLATERAL -- (22.9%)
(S)@  DFA Short Term Investment Fund                  18,928,263  219,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.12%, 11/01/13
        (Collateralized by $753,495 FNMA, rates
        ranging from 2.500% to 4.500%, maturities
        ranging from 04/01/27 to 10/01/43, valued
        at $681,400) to be repurchased at $668,041   $       668      668,039
                                                                 ------------
TOTAL SECURITIES LENDING COLLATERAL                               219,668,039
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,032,941,509)              $958,481,592
                                                                 ============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               October 31, 2013

                                                    Shares     Value++
                                                   --------- -----------
COMMON STOCKS -- (90.1%)

ARGENTINA -- (0.0%)
*   Celulosa Argentina                                     1 $        --
                                                             -----------
BRAZIL -- (7.7%)
    AES Tiete SA                                      53,084     467,067
    All America Latina Logistica SA                  508,831   1,819,127
    Arteris SA                                        62,000     552,849
    Banco Bradesco SA                                653,682  10,528,114
    Banco do Brasil SA                               673,592   8,916,201
    Banco Santander Brasil SA                        223,400   1,520,133
#   Banco Santander Brasil SA ADR                    726,366   5,033,716
    BM&FBovespa SA                                 2,134,108  12,028,075
    BR Malls Participacoes SA                        360,223   3,479,732
*   Braskem SA Sponsored ADR                         153,394   2,704,336
    BRF SA                                            94,100   2,207,676
    BRF SA ADR                                       564,360  13,222,955
    CCR SA                                           880,368   7,256,695
    Centrais Eletricas Brasileiras SA                132,500     419,940
#   Centrais Eletricas Brasileiras SA ADR             86,923     460,692
    Centrais Eletricas Brasileiras SA Sponsored
      ADR                                            100,200     316,632
    CETIP SA - Mercados Organizados                  191,000   2,110,804
#   Cia Brasileira de Distribuicao Grupo Pao de
      Acucar ADR                                      85,830   4,327,549
    Cia de Bebidas das Americas ADR                  622,039  23,139,851
    Cia de Saneamento Basico do Estado de Sao
      Paulo                                          104,600   1,108,495
    Cia de Saneamento Basico do Estado de Sao
      Paulo ADR                                      178,668   1,895,668
    Cia Energetica de Minas Gerais                    68,587     607,124
    Cia Hering                                       108,600   1,573,056
    Cia Paranaense de Energia                         17,100     173,156
#   Cia Paranaense de Energia Sponsored ADR           57,783     802,028
    Cia Siderurgica Nacional SA                      633,652   3,430,436
#   Cia Siderurgica Nacional SA Sponsored ADR        202,748   1,123,224
    Cielo SA                                         357,475  10,841,002
    Cosan SA Industria e Comercio                    133,169   2,663,202
    CPFL Energia SA                                   83,360     711,632
    CPFL Energia SA ADR                               63,516   1,072,150
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes                                  356,197   2,648,071
    Duratex SA                                       321,230   1,995,554
    EcoRodovias Infraestrutura e Logistica SA        150,488   1,019,782
    EDP - Energias do Brasil SA                      236,900   1,351,513
    Embraer SA                                       164,400   1,194,338
    Embraer SA ADR                                   133,319   3,918,245
#*  Fibria Celulose SA Sponsored ADR                 514,098   6,708,979
    Gerdau SA                                        140,232     931,815
    Gerdau SA Sponsored ADR                          150,151   1,190,697
    Grendene SA                                       91,864     828,214
    Guararapes Confeccoes SA                           6,056     270,407
    Hypermarcas SA                                   939,724   8,194,939
    Itau Unibanco Holding SA                         237,236   3,442,428
    Itau Unibanco Holding SA ADR                     169,341   2,609,539
    JBS SA                                           823,581   2,940,308
    Kroton Educacional SA                            206,884   3,056,808
    Localiza Rent a Car SA                           139,560   2,274,905

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares      Value++
                                                   ----------- ------------
BRAZIL -- (Continued)
    Lojas Americanas SA                                126,010 $    788,142
    Lojas Renner SA                                    127,687    3,850,892
    M Dias Branco SA                                    35,100    1,646,651
    Multiplan Empreendimentos Imobiliarios SA           89,300    2,094,581
    Natura Cosmeticos SA                               173,400    3,460,575
    Odontoprev SA                                        7,800       32,209
    Oi SA                                              179,758      320,443
    Oi SA ADR(670851104)                                 7,319       12,735
#   Oi SA ADR(670851203)                               107,889      186,648
    Petroleo Brasileiro SA                             462,400    4,030,344
    Petroleo Brasileiro SA ADR                       1,372,750   23,927,033
    Petroleo Brasileiro SA Sponsored ADR             1,985,055   36,048,599
    Porto Seguro SA                                    140,099    1,758,701
    Raia Drogasil SA                                   229,600    1,675,954
    Souza Cruz SA                                      378,070    4,089,650
    Tim Participacoes SA                               439,800    2,226,946
    Tim Participacoes SA ADR                            63,679    1,618,720
    Totvs SA                                           114,575    1,935,228
    Tractebel Energia SA                               142,100    2,419,622
    Transmissora Alianca de Energia Eletrica SA        304,634    2,936,453
    Ultrapar Participacoes SA                           76,200    2,025,714
    Ultrapar Participacoes SA Sponsored ADR            254,308    6,772,222
*   Usinas Siderurgicas de Minas Gerais SA              39,100      198,239
    Vale SA                                            133,600    2,114,793
#   Vale SA Sponsored ADR(91912E105)                 1,249,020   19,996,810
    Vale SA Sponsored ADR(91912E204)                   502,843    7,361,622
    WEG SA                                             248,866    3,241,398
                                                               ------------
TOTAL BRAZIL                                                    307,860,783
                                                               ------------
CHILE -- (1.6%)
    AES Gener SA                                     2,043,503    1,224,745
    Aguas Andinas SA Class A                         1,962,055    1,328,423
#   Banco de Chile ADR                                  35,284    3,240,130
    Banco de Credito e Inversiones                      36,262    2,116,492
#   Banco Santander Chile ADR                          160,077    3,931,491
    Banmedica SA                                         2,996        5,495
    CAP SA                                              68,804    1,428,332
    Cencosud SA                                      1,142,664    4,659,769
    Cencosud SA ADR                                      8,408      105,857
    CFR Pharmaceuticals SA                           1,737,925      440,674
    Cia Cervecerias Unidas SA                            9,296      124,224
    Cia Cervecerias Unidas SA ADR                       43,217    1,153,462
    Cia General de Electricidad SA                       9,973       56,635
    Colbun SA                                        6,194,334    1,532,750
    Corpbanca SA                                   112,194,160    1,255,815
#   Corpbanca SA ADR                                    26,066      448,335
    E.CL SA                                             16,312       25,462
    Embotelladora Andina SA Class A ADR                 22,244      576,120
    Embotelladora Andina SA Class B ADR                 19,587      669,875
#   Empresa Nacional de Electricidad SA Sponsored
      ADR                                              100,815    4,546,756
    Empresas CMPC SA                                 1,170,705    3,480,761
    Empresas COPEC SA                                  471,084    6,868,784

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
CHILE -- (Continued)
    Enersis SA Sponsored ADR                          478,616 $ 7,897,164
    ENTEL Chile SA                                    122,304   1,885,172
    Gasco SA                                            4,891      52,083
    Inversiones Aguas Metropolitanas SA               377,408     701,603
#   Latam Airlines Group SA Sponsored ADR             184,752   3,057,646
    Molibdenos y Metales SA                            21,739     349,196
    Ripley Corp. SA                                   704,487     618,312
    SACI Falabella                                    712,387   7,084,757
    Sigdo Koppers SA                                  338,893     565,587
    Sociedad Quimica y Minera de Chile SA
      Sponsored ADR                                    91,271   2,519,992
    Sonda SA                                          439,410   1,140,059
                                                              -----------
TOTAL CHILE                                                    65,091,958
                                                              -----------
CHINA -- (14.1%)
    Agile Property Holdings, Ltd.                   1,754,000   2,109,969
    Agricultural Bank of China, Ltd. Class H       18,731,000   9,026,375
    Air China, Ltd. Class H                         1,690,000   1,150,621
#*  Aluminum Corp. of China, Ltd. ADR                 112,680   1,025,388
#*  Aluminum Corp. of China, Ltd. Class H             796,000     294,347
#*  Angang Steel Co., Ltd. Class H                  1,422,000     860,947
#   Anhui Conch Cement Co., Ltd. Class H            1,048,500   3,665,788
    Bank of China, Ltd. Class H                    65,514,100  30,844,677
    Bank of Communications Co., Ltd. Class H        6,896,515   5,053,356
    BBMG Corp. Class H                                753,500     538,696
    Beijing Capital International Airport Co.,
      Ltd. Class H                                    198,000     139,104
#   Beijing Enterprises Holdings, Ltd.                668,972   5,474,124
    Belle International Holdings, Ltd.              3,431,000   4,811,254
    Biostime International Holdings, Ltd.              48,000     368,609
    Brilliance China Automotive Holdings, Ltd.      2,052,000   3,573,440
#*  Byd Co., Ltd. Class H                             415,886   2,064,558
    China BlueChemical, Ltd.                        1,502,000     963,534
    China CITIC Bank Corp., Ltd. Class H            7,023,928   3,948,984
#   China Coal Energy Co., Ltd. Class H             3,792,777   2,322,460
    China Communications Construction Co., Ltd.
      Class H                                       3,581,000   2,918,245
    China Communications Services Corp., Ltd.
      Class H                                       2,892,000   1,787,501
    China Construction Bank Corp. Class H          56,443,590  43,914,613
#*  China COSCO Holdings Co., Ltd. Class H          2,263,000   1,077,331
*   China Eastern Airlines Corp., Ltd. ADR              2,800      47,348
*   China Eastern Airlines Corp., Ltd. Class H      1,382,000     475,721
    China Everbright International, Ltd.              627,000     626,671
#   China Gas Holdings, Ltd.                        2,348,000   2,609,603
    China International Marine Containers Group
      Co., Ltd. Class H                               330,000     621,424
    China Life Insurance Co., Ltd. ADR                330,798  13,043,365
    China Life Insurance Co., Ltd. Class H            784,000   2,069,586
    China Longyuan Power Group Corp. Class H        1,745,000   2,005,409
    China Mengniu Dairy Co., Ltd.                     976,000   4,274,454
    China Merchants Bank Co., Ltd. Class H          3,724,554   7,405,880
    China Merchants Holdings International Co.,
      Ltd.                                          1,023,426   3,621,437
#   China Minsheng Banking Corp., Ltd. Class H      4,422,500   5,067,908
    China Mobile, Ltd.                                 73,500     763,786
#   China Mobile, Ltd. Sponsored ADR                  877,340  45,639,227
    China Molybdenum Co., Ltd. Class H                896,322     365,691

THE EMERGING MARKETS SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
CHINA -- (Continued)
#   China National Building Material Co., Ltd.
      Class H                                      2,181,916 $ 2,130,521
    China Oilfield Services, Ltd. Class H          1,184,000   3,308,906
    China Overseas Land & Investment, Ltd.         3,042,000   9,407,583
    China Pacific Insurance Group Co., Ltd. Class
      H                                            1,946,000   7,019,557
    China Petroleum & Chemical Corp. ADR             138,384  11,121,898
    China Petroleum & Chemical Corp. Class H       8,186,800   6,627,276
#   China Railway Construction Corp., Ltd. Class H 2,554,000   2,794,679
    China Railway Group, Ltd. Class H              3,077,000   1,741,534
    China Resources Cement Holdings, Ltd.          1,609,335   1,074,774
    China Resources Enterprise, Ltd.               1,055,000   3,729,566
    China Resources Gas Group, Ltd.                  572,000   1,480,068
    China Resources Land, Ltd.                     1,574,000   4,559,723
    China Resources Power Holdings Co., Ltd.       1,180,000   3,096,457
    China Shenhua Energy Co., Ltd. Class H         2,766,500   8,397,514
#*  China Shipping Container Lines Co., Ltd.
      Class H                                      4,653,000   1,151,825
    China Southern Airlines Co., Ltd. Class H      1,006,000     368,111
    China Southern Airlines Co., Ltd. Sponsored
      ADR                                             10,900     201,650
    China State Construction International
      Holdings, Ltd.                               1,318,000   2,217,311
*   China Taiping Insurance Holdings Co., Ltd.       536,800     837,358
    China Telecom Corp., Ltd. ADR                     50,817   2,626,223
    China Telecom Corp., Ltd. Class H              3,562,000   1,860,628
    China Unicom Hong Kong, Ltd. ADR                 470,600   7,341,360
    Chongqing Rural Commercial Bank Class H           26,000      13,135
#   CITIC Pacific, Ltd.                            1,669,000   2,367,193
#   CITIC Securities Co., Ltd. Class H               896,000   1,876,482
    CNOOC, Ltd.                                    3,105,000   6,299,613
    CNOOC, Ltd. ADR                                  115,255  23,317,239
    COSCO Pacific, Ltd.                            2,285,058   3,316,636
    Country Garden Holdings Co., Ltd.              3,575,769   2,461,236
    CSR Corp., Ltd.                                1,471,000   1,218,245
    Datang International Power Generation Co.,
      Ltd. Class H                                 1,616,000     740,153
    Dongfang Electric Corp., Ltd. Class H            290,200     466,080
    Dongfeng Motor Group Co., Ltd. Class H         2,302,000   3,242,736
    ENN Energy Holdings, Ltd.                        514,000   3,030,872
#   Evergrande Real Estate Group, Ltd.             6,559,000   2,775,729
    Fosun International, Ltd.                      1,717,441   1,657,437
*   GCL-Poly Energy Holdings, Ltd.                 5,826,814   1,780,275
#   Geely Automobile Holdings, Ltd.                3,655,000   1,847,148
#   Golden Eagle Retail Group, Ltd.                  414,000     613,693
    Great Wall Motor Co., Ltd. Class H               712,000   4,175,748
#   Greentown China Holdings, Ltd.                   650,500   1,261,387
    Guangdong Investment, Ltd.                     1,630,000   1,401,072
    Guangshen Railway Co., Ltd. Sponsored ADR         29,254     769,380
    Guangzhou Automobile Group Co., Ltd. Class H   1,996,259   2,366,711
*   Guangzhou Baiyunshan Pharmaceutical Holdings
      Co., Ltd. Class H                              174,000     628,726
    Guangzhou R&F Properties Co., Ltd.             1,225,600   2,147,290
    Haier Electronics Group Co., Ltd.                639,000   1,362,369
    Haitian International Holdings, Ltd.              79,000     190,427
*   Hanergy Solar Group, Ltd.                      6,844,000   1,164,777
    Hengan International Group Co., Ltd.             545,500   6,682,917
    Huadian Power International Corp., Ltd. Class
      H                                              856,000     396,501
    Huaneng Power International, Inc. Class H        602,000     626,046

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
CHINA -- (Continued)
    Huaneng Power International, Inc. Sponsored
      ADR                                              34,452 $  1,424,246
    Industrial & Commercial Bank of China, Ltd.
      Class H                                      59,907,185   41,919,158
#   Jiangsu Expressway Co., Ltd. Class H              820,000    1,028,845
    Jiangxi Copper Co., Ltd. Class H                1,421,000    2,727,994
    Kunlun Energy Co., Ltd.                         2,312,000    3,788,068
#   Lenovo Group, Ltd.                              4,593,278    4,908,482
    Longfor Properties Co., Ltd.                    1,094,000    1,787,911
#*  Metallurgical Corp. of China, Ltd. Class H      2,646,000      542,838
*   New China Life Insurance Co., Ltd. Class H        395,800    1,115,752
    New World China Land, Ltd.                      2,554,000    1,405,596
#   Nine Dragons Paper Holdings, Ltd.               1,905,000    1,569,343
#   PetroChina Co., Ltd. ADR                          145,110   16,436,610
    PetroChina Co., Ltd. Class H                    2,814,000    3,204,529
    PICC Property & Casualty Co., Ltd. Class H      2,279,920    3,478,462
#   Ping An Insurance Group Co. of China, Ltd.
      Class H                                       1,408,000   11,102,437
#   Shandong Weigao Group Medical Polymer Co.,
      Ltd. Class H                                  1,204,000    1,127,449
    Shanghai Electric Group Co., Ltd. Class H       2,502,000      880,846
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H                                         162,000      365,980
    Shanghai Industrial Holdings, Ltd.                701,274    2,305,263
    Shanghai Pharmaceuticals Holding Co., Ltd.
      Class H                                         495,400    1,025,536
    Shenzhou International Group Holdings, Ltd.       390,000    1,337,165
#   Shimao Property Holdings, Ltd.                  1,956,371    4,901,753
    Sihuan Pharmaceutical Holdings Group, Ltd.        704,000      524,549
    Sino Biopharmaceutical                          1,120,000      785,805
#   Sino-Ocean Land Holdings, Ltd.                  2,338,192    1,482,647
    Sinopec Shanghai Petrochemical Co., Ltd.
      Class H                                       1,593,000      420,733
#   Sinopec Shanghai Petrochemical Co., Ltd.
      Sponsored ADR                                     6,545      253,684
*   Sinopec Yizheng Chemical Fibre Co., Ltd.
      Class H                                         896,000      248,234
    Sinopharm Group Co., Ltd. Class H                 747,600    2,020,137
#   SOHO China, Ltd.                                2,899,263    2,545,194
    Sun Art Retail Group, Ltd.                      1,746,000    2,855,362
    Tencent Holdings, Ltd.                            763,600   41,659,099
    Tingyi Cayman Islands Holding Corp.             1,440,000    4,068,319
    Tsingtao Brewery Co., Ltd. Class H                186,000    1,522,039
#   Uni-President China Holdings, Ltd.                759,000      756,397
    Want Want China Holdings, Ltd.                  4,391,000    6,728,884
    Weichai Power Co., Ltd. Class H                   428,200    1,713,920
#   Yanzhou Coal Mining Co., Ltd. Class H             900,000      932,421
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR       108,916    1,116,389
    Zhaojin Mining Industry Co., Ltd.                 178,500      143,475
    Zhejiang Expressway Co., Ltd. Class H             968,000      883,750
#   Zhuzhou CSR Times Electric Co., Ltd. Class H      276,000      979,992
#   Zijin Mining Group Co., Ltd. Class H            4,821,000    1,122,815
#   Zoomlion Heavy Industry Science and
      Technology Co., Ltd.                          1,066,200      986,280
#*  ZTE Corp. Class H                                 499,038    1,087,570
                                                              ------------
TOTAL CHINA                                                    563,085,164
                                                              ------------
COLOMBIA -- (0.7%)
    Almacenes Exito SA                                188,633    3,159,915
    Banco de Bogota SA                                 20,555      727,982
    Bancolombia SA                                     99,771    1,376,079
    Bancolombia SA Sponsored ADR                       89,105    5,001,464

THE EMERGING MARKETS SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- -----------
COLOMBIA -- (Continued)
    Cementos Argos SA                              322,140 $ 1,700,625
    Ecopetrol SA                                   979,672   2,329,656
#   Ecopetrol SA Sponsored ADR                     220,479  10,441,885
    Empresa de Energia de Bogota SA                831,271     698,455
    Grupo Aval Acciones y Valores                  620,146     435,857
    Grupo de Inversiones Suramericana SA             1,578      31,271
    Grupo Nutresa SA                                19,691     280,951
    Interconexion Electrica SA ESP                 275,768   1,364,012
    Isagen SA ESP                                  762,874   1,217,470
                                                           -----------
TOTAL COLOMBIA                                              28,765,622
                                                           -----------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S.                                       198,179   5,702,935
    Komercni Banka A.S.                             16,129   3,995,282
    Philip Morris CR A.S.                              276     156,982
    Telefonica Czech Republic A.S.                 142,100   2,317,001
*   Unipetrol A.S.                                  12,131     108,718
                                                           -----------
TOTAL CZECH REPUBLIC                                        12,280,918
                                                           -----------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E. GDR 276,614   1,599,823
*   Egyptian Financial Group-Hermes Holding GDR        676       1,314
*   Global Telecom Holding GDR                     428,641   1,450,597
                                                           -----------
TOTAL EGYPT                                                  3,051,734
                                                           -----------
HONG KONG -- (0.0%)
*   FU JI Food and Catering Services Holdings,
      Ltd.                                          28,900       6,042
                                                           -----------
HUNGARY -- (0.3%)
    Magyar Telekom Telecommunications P.L.C.       438,413     601,140
    MOL Hungarian Oil and Gas P.L.C.                41,546   2,840,659
    OTP Bank P.L.C.                                250,935   5,205,691
    Richter Gedeon Nyrt                            145,205   2,761,122
*   Tisza Chemical Group P.L.C.                     23,981     350,730
                                                           -----------
TOTAL HUNGARY                                               11,759,342
                                                           -----------
INDIA -- (6.3%)
    ABB India, Ltd.                                 46,035     468,037
    ACC, Ltd.                                       51,847     956,996
    Adani Enterprises, Ltd.                        217,318     733,235
    Adani Ports and Special Economic Zone          403,387     952,985
*   Adani Power, Ltd.                              722,177     381,568
    Aditya Birla Nuvo, Ltd.                         40,385     803,220
    Ambuja Cements, Ltd.                           720,850   2,195,203
    Apollo Hospitals Enterprise, Ltd.               79,561   1,170,109
    Asian Paints, Ltd.                             264,310   2,314,086
    Axis Bank, Ltd.                                270,273   5,381,461
    Bajaj Auto, Ltd.                                88,932   3,080,795
    Bajaj Finserv, Ltd.                             38,658     403,056
    Bajaj Holdings and Investment, Ltd.             25,772     346,626
    Bank of Baroda                                  95,903   1,006,132

THE EMERGING MARKETS SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
INDIA -- (Continued)
    Bank of India                                    151,325 $   521,283
    Berger Paints India, Ltd.                         41,763     155,793
    Bharat Electronics, Ltd.                          17,301     296,519
    Bharat Heavy Electricals, Ltd.                   637,403   1,462,669
    Bharat Petroleum Corp., Ltd.                     153,491     896,272
    Bharti Airtel, Ltd.                              712,612   4,246,448
    Bhushan Steel, Ltd.                               51,151     399,813
    Bosch, Ltd.                                       11,944   1,706,929
    Britannia Industries, Ltd.                        15,574     237,646
    Cadila Healthcare, Ltd.                           39,235     421,314
    Cairn India, Ltd.                                401,975   2,087,453
    Canara Bank                                      118,214     498,049
    Cipla, Ltd.                                      360,392   2,425,164
    Colgate-Palmolive India, Ltd.                     41,197     830,204
    Container Corp. Of India                          54,732     675,928
    Cummins India, Ltd.                               67,546     434,537
    Dabur India, Ltd.                                495,434   1,432,160
    Divi's Laboratories, Ltd.                         41,087     649,578
    DLF, Ltd.                                        486,202   1,198,200
    Dr Reddy's Laboratories, Ltd.                     23,076     911,834
#   Dr Reddy's Laboratories, Ltd. ADR                 74,598   2,957,811
    Eicher Motors, Ltd.                                5,958     383,634
    Emami, Ltd.                                       51,759     417,703
    Engineers India, Ltd.                             41,692     119,991
*   Essar Oil, Ltd.                                  395,013     334,745
    Exide Industries, Ltd.                           228,981     464,171
    Federal Bank, Ltd.                               455,880     611,517
    GAIL India, Ltd.                                 217,415   1,245,732
    GAIL India, Ltd. GDR                              28,791     998,369
    Gillette India, Ltd.                               2,685      91,142
    GlaxoSmithKline Consumer Healthcare, Ltd.          4,187     313,648
    GlaxoSmithKline Pharmaceuticals, Ltd.             25,574   1,010,720
    Glenmark Pharmaceuticals, Ltd.                   101,902     930,363
    GMR Infrastructure, Ltd.                         454,854     160,388
    Godrej Consumer Products, Ltd.                    89,727   1,263,741
    Godrej Industries, Ltd.                           89,305     427,634
    Grasim Industries, Ltd.                            6,300     288,359
    Havells India, Ltd.                               28,408     342,427
    HCL Technologies, Ltd.                           209,838   3,732,976
    HDFC Bank, Ltd.                                1,530,953  17,028,382
    Hero Motocorp, Ltd.                               36,833   1,241,452
    Hindalco Industries, Ltd.                      1,207,587   2,264,666
    Hindustan Petroleum Corp., Ltd.                   73,212     239,649
    ICICI Bank, Ltd.                                   8,735     158,592
    ICICI Bank, Ltd. Sponsored ADR                   208,679   7,787,900
    IDBI Bank, Ltd.                                  346,191     380,816
    Idea Cellular, Ltd.                              805,036   2,254,294
    IDFC, Ltd.                                       601,656   1,039,776
    Indian Oil Corp., Ltd.                           327,576   1,080,582
    IndusInd Bank, Ltd.                              190,939   1,382,314
    Infosys, Ltd.                                    234,483  12,485,974
    Infosys, Ltd. Sponsored ADR                      233,468  12,387,812

THE EMERGING MARKETS SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
INDIA -- (Continued)
    ING Vysya Bank, Ltd.                              25,010 $   240,093
    Ipca Laboratories, Ltd.                           18,943     209,565
    ITC, Ltd.                                      2,259,060  12,277,426
    Jaiprakash Associates, Ltd.                    1,336,264   1,035,815
*   Jaiprakash Power Ventures, Ltd.                  454,730     136,166
    Jindal Steel & Power, Ltd.                       381,409   1,493,990
    JSW Energy, Ltd.                                 592,161     446,727
    JSW Steel, Ltd.                                  124,632   1,746,304
*   Jubilant Foodworks, Ltd.                          18,139     358,977
    Kotak Mahindra Bank, Ltd.                        289,527   3,550,852
    Larsen & Toubro, Ltd.                            312,837   4,952,513
    Larsen & Toubro, Ltd. GDR                          7,667     117,406
    LIC Housing Finance, Ltd.                         53,635     196,383
    Lupin, Ltd.                                      134,973   1,945,126
    Mahindra & Mahindra, Ltd.                        332,035   4,781,557
*   Mangalore Refinery & Petrochemicals, Ltd.        355,103     231,237
    Marico, Ltd.                                     116,346     399,147
    Maruti Suzuki India, Ltd.                         33,769     899,561
    Motherson Sumi Systems, Ltd.                     134,808     588,886
    Mphasis, Ltd.                                     73,800     507,909
    National Aluminium Co., Ltd.                     125,699      74,977
    Nestle India, Ltd.                                15,806   1,440,901
    NHPC, Ltd.                                     2,574,565     756,822
    NTPC, Ltd.                                       924,696   2,238,643
    Oberoi Realty, Ltd.                               13,876      42,609
    Oil & Natural Gas Corp., Ltd.                    699,873   3,334,065
    Oil India, Ltd.                                  100,495     773,739
*   Oracle Financial Services Software, Ltd.          19,531   1,017,053
    Petronet LNG, Ltd.                               201,679     405,207
    Pidilite Industries, Ltd.                        144,452     676,501
    Piramal Enterprises, Ltd.                         60,551     554,284
    Power Grid Corp. of India, Ltd.                  900,251   1,480,598
    Procter & Gamble Hygiene & Health Care, Ltd.       7,944     355,821
*   Ranbaxy Laboratories, Ltd.                       137,683     875,833
    Reliance Capital, Ltd.                            97,310     588,408
    Reliance Communications, Ltd.                    594,072   1,428,562
    Reliance Industries, Ltd.                      1,433,931  21,342,373
    Reliance Infrastructure, Ltd.                    111,967     787,579
*   Reliance Power, Ltd.                             771,219     918,854
    Rural Electrification Corp., Ltd.                 47,495     150,372
    Sesa Sterlite, Ltd.                            1,599,539   5,231,607
    Shree Cement, Ltd.                                 8,675     625,379
    Shriram Transport Finance Co., Ltd.               76,457     764,579
    Siemens, Ltd.                                     73,172     701,722
    SJVN, Ltd.                                       381,249     119,239
    State Bank of India                              152,568   4,456,840
    Steel Authority of India, Ltd.                   346,711     350,380
    Sun Pharmaceutical Industries, Ltd.              613,492   6,059,298
    Sun TV Network, Ltd.                              78,375     534,821
    Tata Chemicals, Ltd.                               6,064      26,463
    Tata Consultancy Services, Ltd.                  413,679  14,186,300
    Tata Global Beverages, Ltd.                      370,091     987,476

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
INDIA -- (Continued)
    Tata Motors, Ltd.                                 679,237 $  4,210,233
#   Tata Motors, Ltd. Sponsored ADR                    81,024    2,537,672
    Tata Power Co., Ltd.                              763,990    1,020,502
    Tata Steel, Ltd.                                  301,827    1,654,195
    Tech Mahindra, Ltd.                                56,640    1,427,703
    Titan Industries, Ltd.                            207,778      912,550
    Torrent Power, Ltd.                                 5,032        6,857
    Ultratech Cement, Ltd.                             40,093    1,278,594
    Union Bank of India                               151,552      304,434
*   Unitech, Ltd.                                   1,237,337      351,654
    United Breweries, Ltd.                             66,842      999,004
    United Spirits, Ltd.                               85,313    3,568,707
    Wipro, Ltd.                                       491,956    3,838,164
    Wockhardt, Ltd.                                    19,651      142,527
    Yes Bank, Ltd.                                    161,542      968,023
    Zee Entertainment Enterprises, Ltd.               389,718    1,685,695
                                                              ------------
TOTAL INDIA                                                    251,818,041
                                                              ------------
INDONESIA -- (2.4%)
    Adaro Energy Tbk PT                            12,163,000    1,099,592
    AKR Corporindo Tbk PT                           1,720,000      739,212
    Alam Sutera Realty Tbk PT                      12,012,500      647,773
    Aneka Tambang Persero Tbk PT                    1,281,500      181,612
    Astra Agro Lestari Tbk PT                         415,000      684,106
    Astra International Tbk PT                     17,653,110   10,408,071
    Bank Central Asia Tbk PT                       10,755,500    9,965,050
    Bank Danamon Indonesia Tbk PT                   3,627,079    1,384,556
    Bank Mandiri Persero Tbk PT                     9,040,117    6,903,025
    Bank Negara Indonesia Persero Tbk PT            7,388,222    3,149,505
*   Bank Pan Indonesia Tbk PT                       7,175,000      457,130
    Bank Rakyat Indonesia Persero Tbk PT           10,941,500    7,679,040
*   Bank Tabungan Pensiunan Nasional Tbk PT           768,500      298,023
*   Bayan Resources Tbk PT                             79,500       61,323
    Bumi Serpong Damai PT                           7,524,500    1,043,790
    Charoen Pokphand Indonesia Tbk PT               6,496,500    2,245,280
    Ciputra Development Tbk PT                      3,311,000      302,101
    Global Mediacom Tbk PT                          8,870,500    1,502,468
    Gudang Garam Tbk PT                               443,500    1,450,029
    Holcim Indonesia Tbk PT                         1,926,500      439,966
    Indo Tambangraya Megah Tbk PT                     355,000      941,292
    Indocement Tunggal Prakarsa Tbk PT              1,284,500    2,380,443
    Indofood CBP Sukses Makmur Tbk PT                 998,500      991,299
    Indofood Sukses Makmur Tbk PT                   4,404,000    2,594,513
    Indomobil Sukses Internasional Tbk PT              22,000        9,951
    Indosat Tbk PT                                  1,006,500      392,592
    Indosat Tbk PT ADR                                  1,674       34,317
*   Inovisi Infracom Tbk PT                           271,945       18,563
    Japfa Comfeed Indonesia Tbk PT                    853,500      105,919
    Jasa Marga Persero Tbk PT                       1,526,500      710,646
    Kalbe Farma Tbk PT                             21,762,500    2,505,587
*   Lippo Karawaci Tbk PT                          31,811,500    3,185,355
    Mayora Indah Tbk PT                               870,333    2,258,409

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
INDONESIA -- (Continued)
    Media Nusantara Citra Tbk PT                    4,428,000 $   980,654
    MNC Investama Tbk PT                           13,972,500     433,494
*   Panasia Indo Resources Tbk PT                      75,100       2,765
    Perusahaan Gas Negara Persero Tbk PT            8,045,500   3,638,921
    Perusahaan Perkebunan London Sumatra
      Indonesia Tbk PT                                  8,500       1,205
    Semen Indonesia Persero Tbk PT                  2,585,500   3,289,513
    Sinar Mas Agro Resources and Technology Tbk PT  1,116,500     643,574
    Sumber Alfaria Trijaya Tbk PT                      40,000       1,914
    Surya Citra Media Tbk PT                        2,348,500     489,471
    Tambang Batubara Bukit Asam Persero Tbk PT        848,500     914,646
    Telekomunikasi Indonesia Persero Tbk PT        39,175,700   8,148,953
*   Tower Bersama Infrastructure Tbk PT             1,510,500     763,319
*   Trada Maritime Tbk PT                           3,944,000     531,694
    Unilever Indonesia Tbk PT                       1,381,500   3,673,378
    United Tractors Tbk PT                          1,461,196   2,267,886
    Vale Indonesia Tbk PT                           3,118,500     682,950
    XL Axiata Tbk PT                                2,210,000     876,631
                                                              -----------
TOTAL INDONESIA                                                94,111,506
                                                              -----------
MALAYSIA -- (4.1%)
    Aeon Co. M Bhd                                     46,100     233,520
    Affin Holdings Bhd                                532,900     719,766
#   AirAsia BHD                                     1,748,600   1,484,466
    Alliance Financial Group Bhd                    1,339,200   2,201,353
    AMMB Holdings Bhd                               2,074,859   4,869,634
    Axiata Group Bhd                                2,713,975   5,907,866
    Batu Kawan BHD                                     86,200     534,558
    Berjaya Land Bhd                                   95,000      25,441
    Berjaya Sports Toto Bhd                           725,025     935,147
    Boustead Holdings Bhd                             454,586     753,459
    British American Tobacco Malaysia Bhd             119,400   2,402,822
*   Bumi Armada Bhd                                 1,127,700   1,415,219
#   CIMB Group Holdings Bhd                         5,147,141  12,234,882
    Dialog Group BHD                                1,706,900   1,486,691
    DiGi.Com Bhd                                    3,544,020   5,613,007
    DRB-Hicom Bhd                                   1,203,600     968,555
    Fraser & Neave Holdings Bhd                        90,500     533,870
    Gamuda Bhd                                      1,929,900   2,978,409
    Genting Bhd                                     1,894,300   6,289,120
#   Genting Malaysia Bhd                            3,181,700   4,354,954
    Genting Plantations Bhd                           282,600     974,103
    Guinness Anchor Bhd                               135,200     740,962
    Hartalega Holdings Bhd                            127,900     293,158
    Hong Leong Bank Bhd                               606,560   2,746,170
    Hong Leong Financial Group Bhd                    231,829   1,111,172
    IJM Corp. Bhd                                   1,628,281   2,993,924
    IOI Corp. Bhd                                   3,073,105   5,301,318
    KPJ Healthcare Bhd                                 66,100     127,800
    Kuala Lumpur Kepong Bhd                           477,300   3,492,611
    Kulim Malaysia BHD                                470,200     506,583
    Lafarge Malayan Bhd                               343,580   1,084,725
    Magnum Bhd                                         39,300      41,240

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
MALAYSIA -- (Continued)
#   Malayan Banking Bhd                             5,003,321 $ 15,508,389
    Malaysia Airports Holdings Bhd                    811,351    2,163,257
    Malaysia Marine and Heavy Engineering
      Holdings Bhd                                    414,500      509,731
*   Malaysian Airline System Bhd                    4,055,900      436,425
#   Maxis Bhd                                       2,398,100    5,464,988
*   MISC Bhd                                        1,391,098    2,251,541
    MMC Corp. Bhd                                   1,092,100      927,246
    Nestle Malaysia Bhd                               189,300    4,077,784
#   Parkson Holdings Bhd                              585,720      697,999
    Petronas Chemicals Group Bhd                    2,844,500    6,409,586
    Petronas Dagangan BHD                             259,900    2,520,542
    Petronas Gas Bhd                                  495,300    3,850,433
#   PPB Group Bhd                                     531,900    2,476,808
    Public Bank Bhd(B012W42)                           67,739      393,149
    Public Bank Bhd(B012W53)                        1,029,701    5,977,690
    RHB Capital Bhd                                   779,295    1,949,590
*   Sapurakencana Petroleum Bhd                     3,695,300    4,685,414
    Shell Refining Co. Federation of Malaya Bhd       108,100      244,074
    Sime Darby Bhd                                  2,858,620    8,634,345
    SP Setia Bhd                                      623,400      606,817
    Sunway Bhd                                         48,000       42,383
    Telekom Malaysia Bhd                              898,300    1,491,500
    Tenaga Nasional Bhd                             2,536,450    7,579,716
    UEM Sunrise Bhd                                 2,094,637    1,552,038
    UMW Holdings Bhd                                  593,466    2,406,662
    United Plantations BHD                             49,300      417,483
    YTL Corp. Bhd                                   5,691,586    2,975,672
#   YTL Power International Bhd                     1,948,640    1,173,318
                                                              ------------
TOTAL MALAYSIA                                                 162,781,085
                                                              ------------
MEXICO -- (5.2%)
    Alfa S.A.B. de C.V. Class A                     3,254,340    8,909,542
#   Alpek S.A. de C.V.                                 57,811      124,951
#   America Movil S.A.B. de C.V. Series L          37,750,669   40,420,537
    America Movil S.A.B. de C.V. Series L ADR          22,528      482,324
    Arca Continental S.A.B. de C.V.                   357,200    2,113,537
#*  Cemex S.A.B. de C.V.                            1,864,388    1,980,526
*   Cemex S.A.B. de C.V. Sponsored ADR              1,285,964   13,605,497
#   Coca-Cola Femsa S.A.B. de C.V. Series L           298,900    3,642,538
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR       13,716    1,667,043
    Controladora Comercial Mexicana S.A.B. de C.V.    587,862    2,397,901
*   Corp. Interamericana de Entretenimiento
      S.A.B. de C.V. Class B                            8,726        5,952
    El Puerto de Liverpool S.A.B. de C.V.             177,295    1,909,346
    Fomento Economico Mexicano S.A.B. de C.V.       1,793,669   16,765,060
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR                                    25,323    2,362,636
    Grupo Aeroportuario del Sureste S.A.B. de
      C.V. ADR                                         34,897    4,153,092
#   Grupo Bimbo S.A.B. de C.V. Series A             1,661,379    5,590,031
#   Grupo Carso S.A.B. de C.V. Series A1              704,241    3,837,168
    Grupo Comercial Chedraui S.A. de C.V.             359,836    1,121,380
    Grupo Financiero Banorte S.A.B. de C.V.         2,832,687   18,133,018
    Grupo Financiero Inbursa S.A.B. de C.V.         2,146,713    5,531,625
    Grupo Industrial Maseca S.A.B. de C.V. Class B     92,387      165,270

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
MEXICO -- (Continued)
    Grupo Mexico S.A.B. de C.V. Series B            3,796,416 $ 12,031,792
*   Grupo Qumma S.A. de C.V. Series B                   1,591           --
    Grupo Televisa S.A.B. Series CPO                2,556,698   15,557,014
    Grupo Televisa S.A.B. Sponsored ADR               116,618    3,549,852
#*  Impulsora del Desarrollo y El Empleo en
      America Latina S.A.B. de C.V.                 2,373,426    4,820,617
*   Industrias CH S.A.B. de C.V. Series B              19,078       93,612
    Industrias Penoles S.A.B. de C.V.                 108,150    3,140,161
    Kimberly-Clark de Mexico S.A.B. de C.V. Class
      A                                             1,823,400    5,544,025
    Mexichem S.A.B. de C.V.                         1,035,324    4,313,569
#*  Minera Frisco S.A.B. de C.V.                      783,633    2,012,049
#*  OHL Mexico S.A.B. de C.V.                         761,383    1,953,753
*   Organizacion Soriana S.A.B. de C.V. Class B     1,112,475    3,599,892
#*  Promotora y Operadora de Infraestructura
      S.A.B. de C.V.                                   34,023      345,491
    Savia SA Class A                                  120,000           --
    Wal-Mart de Mexico S.A.B. de C.V. Series V      5,418,775   14,087,631
                                                              ------------
TOTAL MEXICO                                                   205,968,432
                                                              ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                          3,559       42,067
#   Cia de Minas Buenaventura SA ADR                  103,995    1,507,928
    Credicorp, Ltd.                                    63,638    8,692,951
                                                              ------------
TOTAL PERU                                                      10,242,946
                                                              ------------
PHILIPPINES -- (1.3%)
    Aboitiz Equity Ventures, Inc.                   1,585,460    1,867,483
    Aboitiz Power Corp.                             1,495,200    1,177,078
    Alliance Global Group, Inc.                     6,710,300    4,094,443
    Ayala Corp.                                       183,605    2,563,503
    Ayala Land, Inc.                                5,882,318    4,004,506
    Bank of the Philippine Islands                    844,014    1,953,048
    BDO Unibank, Inc.                               1,533,841    2,877,595
    China Banking Corp.                                 1,380        1,980
    DMCI Holdings, Inc.                             1,070,440    1,282,267
    Energy Development Corp.                        8,586,100    1,152,282
*   Fwbc Holdings, Inc.                             2,006,957           --
    Globe Telecom, Inc.                                34,395    1,385,633
    International Container Terminal Services,
      Inc.                                            876,380    2,109,925
    JG Summit Holdings, Inc.                          168,900      170,691
    Jollibee Foods Corp.                              408,700    1,678,645
    LT Group, Inc.                                  1,742,400      669,463
    Manila Electric Co.                               126,130      887,082
    Megaworld Corp.                                18,982,000    1,684,115
    Metro Pacific Investments Corp.                 9,128,100    1,030,550
    Metropolitan Bank & Trust                       1,146,499    2,363,902
    Philippine Long Distance Telephone Co.             36,785    2,440,978
    Philippine Long Distance Telephone Co.
      Sponsored ADR                                     3,998      264,468
*   Philippine National Bank                          349,520      780,771
    Robinsons Land Corp.                            2,175,300    1,141,102
    San Miguel Corp.                                  427,890      752,713
    Semirara Mining Corp.                             112,800      720,168
    SM Investments Corp.                              294,252    5,829,165
    SM Prime Holdings, Inc.                         5,616,110    2,487,796

THE EMERGING MARKETS SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
PHILIPPINES -- (Continued)
    Top Frontier Investment Holdings, Inc.            42,789 $    38,125
    Universal Robina Corp.                           879,930   2,597,230
                                                             -----------
TOTAL PHILIPPINES                                             50,006,707
                                                             -----------
POLAND -- (1.7%)
    Bank Handlowy w Warszawie SA                      36,694   1,410,312
*   Bank Millennium SA                               701,813   1,744,300
    Bank Pekao SA                                    132,686   8,307,741
    Bank Zachodni WBK SA                               3,346     407,542
#   BRE Bank SA                                       17,078   2,820,500
*   Cyfrowy Polsat SA                                 86,412     628,642
    Enea SA                                           73,778     347,175
    Eurocash SA                                       72,770   1,117,844
*   Getin Noble Bank SA                            1,002,923     884,879
    Grupa Azoty SA                                    27,128     717,156
*   Grupa Lotos SA                                    25,811     314,854
    Grupa Zywiec SA                                   11,564   1,654,765
*   ING Bank Slaski SA                                34,085   1,249,699
    Jastrzebska Spolka Weglowa SA                     38,639     834,216
*   Kernel Holding SA                                 14,630     196,800
    KGHM Polska Miedz SA                             131,777   5,320,103
    LPP SA                                               521   1,525,280
    Lubelski Wegiel Bogdanka SA                        9,469     349,917
    PGE SA                                           920,894   5,379,332
    Polski Koncern Naftowy Orlen SA                  378,082   5,333,795
    Polskie Gornictwo Naftowe i Gazownictwo SA     1,617,383   2,974,738
    Powszechna Kasa Oszczednosci Bank Polski SA      854,863  11,324,324
    Powszechny Zaklad Ubezpieczen SA                  59,813   9,098,301
    Synthos SA                                       506,543     857,880
    Tauron Polska Energia SA                         776,176   1,266,154
    Telekomunikacja Polska SA                        616,223   1,995,723
                                                             -----------
TOTAL POLAND                                                  68,061,972
                                                             -----------
RUSSIA -- (5.2%)
    Eurasia Drilling Co., Ltd. GDR                   126,471   5,352,340
    Federal Hydrogenerating Co. JSC ADR            1,423,628   2,402,651
    Gazprom OAO Sponsored ADR                      6,850,921  64,038,306
    Globaltrans Investment P.L.C. GDR                 83,363   1,268,848
    Lukoil OAO Sponsored ADR                         556,966  36,477,853
    Magnitogorsk Iron & Steel Works GDR              155,928     503,891
    Mail.ru Group, Ltd. GDR                           46,941   1,730,776
#*  Mechel Sponsored ADR                             170,001     537,203
    MMC Norilsk Nickel OJSC ADR                      532,268   8,040,268
    Novolipetsk Steel OJSC GDR                        97,820   1,666,731
    Novorossiysk Commercial Sea Port PJSC GDR         33,123     273,313
    O'Key Group SA GDR                                35,623     421,309
    Phosagro OAO GDR                                  52,146     539,336
*   PIK Group GDR                                      2,241       4,513
    Rosneft OAO GDR                                1,224,426   9,660,424
    Rostelecom OJSC Sponsored ADR                     69,399   1,508,206
    Sberbank of Russia Sponsored ADR               2,809,303  35,825,291
    Severstal OAO GDR                                247,044   2,151,943

THE EMERGING MARKETS SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
RUSSIA -- (Continued)
    Tatneft OAO Sponsored ADR                        241,102 $  9,903,972
    TMK OAO GDR                                       52,030      671,811
    Uralkali OJSC GDR                                271,413    7,242,402
#   VimpelCom, Ltd. Sponsored ADR                    610,357    8,783,037
    VTB Bank OJSC GDR                              1,820,217    5,043,262
*   X5 Retail Group NV GDR                            98,102    1,594,710
                                                             ------------
TOTAL RUSSIA                                                  205,642,396
                                                             ------------
SOUTH AFRICA -- (7.1%)
#   African Bank Investments, Ltd.                   709,671    1,198,912
    African Rainbow Minerals, Ltd.                   128,693    2,463,932
*   Anglo American Platinum, Ltd.                     74,041    2,993,122
#   AngloGold Ashanti, Ltd. Sponsored ADR            331,815    5,010,406
*   ArcelorMittal South Africa, Ltd.                 203,913      803,388
    Aspen Pharmacare Holdings, Ltd.                  307,375    8,551,052
    Assore, Ltd.                                      31,119    1,270,935
    AVI, Ltd.                                        294,307    1,728,847
#   Barclays Africa Group, Ltd.                      365,243    5,641,249
    Barloworld, Ltd.                                 275,602    2,468,889
#   Bidvest Group, Ltd.                              338,327    9,014,568
#   Capitec Bank Holdings, Ltd.                       44,862      955,715
    Coronation Fund Managers, Ltd.                   230,512    1,880,019
    Discovery, Ltd.                                  357,805    3,023,665
    Distell Group, Ltd.                               16,261      217,697
#   Exxaro Resources, Ltd.                           142,511    2,182,475
    FirstRand, Ltd.                                3,444,432   12,365,468
    Foschini Group, Ltd. (The)                       229,375    2,642,421
#   Gold Fields, Ltd. Sponsored ADR                  710,430    3,267,978
    Harmony Gold Mining Co., Ltd.                     77,306      266,751
    Impala Platinum Holdings, Ltd.                   509,209    6,185,195
    Imperial Holdings, Ltd.                          227,001    4,824,722
    Investec, Ltd.                                   266,068    1,885,783
#   Kumba Iron Ore, Ltd.                              74,255    3,105,361
    Liberty Holdings, Ltd.                           159,000    1,965,781
    Life Healthcare Group Holdings, Ltd.             937,361    3,823,307
    Massmart Holdings, Ltd.                          103,729    1,663,046
    Mediclinic International, Ltd.                   306,464    2,309,490
    MMI Holdings, Ltd.                             1,346,403    3,300,819
    Mondi, Ltd.                                      128,477    2,296,433
#   Mr Price Group, Ltd.                             238,341    3,751,202
#   MTN Group, Ltd.                                1,882,816   37,425,026
    Nampak, Ltd.                                     704,489    2,328,997
#   Naspers, Ltd. Class N                            416,705   39,005,158
    Nedbank Group, Ltd.                              230,958    5,021,448
    Netcare, Ltd.                                  1,050,827    2,607,564
#   Pick n Pay Stores, Ltd.                          244,318    1,154,662
    PPC, Ltd.                                         60,146      190,005
    PSG Group, Ltd.                                   61,341      504,395
    Sanlam, Ltd.                                   1,983,108   10,640,506
    Santam, Ltd.                                      38,343      727,798
#   Sasol, Ltd.                                       19,082      975,048
#   Sasol, Ltd. Sponsored ADR                        583,774   29,784,149

THE EMERGING MARKETS SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
SOUTH AFRICA -- (Continued)
    Shoprite Holdings, Ltd.                          430,118 $  7,876,581
    Spar Group, Ltd. (The)                           171,619    2,196,130
    Standard Bank Group, Ltd.                      1,209,908   15,392,568
#*  Steinhoff International Holdings, Ltd.         1,482,591    5,723,271
#   Tiger Brands, Ltd.                               168,710    4,949,436
    Truworths International, Ltd.                    453,643    4,335,321
    Tsogo Sun Holdings, Ltd.                         288,868      810,061
#   Vodacom Group, Ltd.                              391,328    4,488,711
    Woolworths Holdings, Ltd.                        667,992    5,024,178
                                                             ------------
TOTAL SOUTH AFRICA                                            284,219,641
                                                             ------------
SOUTH KOREA -- (14.9%)
    Amorepacific Corp.                                 2,987    2,451,185
#   AMOREPACIFIC Group                                 3,010    1,062,180
    BS Financial Group, Inc.                         221,660    3,558,705
#   Celltrion, Inc.                                   55,053    2,394,059
    Cheil Industries, Inc.                            51,812    4,393,147
*   Cheil Worldwide, Inc.                             87,060    2,145,048
#   CJ CheilJedang Corp.                               8,825    2,141,755
#   CJ Corp.                                          16,574    1,733,466
*   CJ Korea Express Co., Ltd.                         5,587      485,660
    Coway Co., Ltd.                                   50,818    2,908,622
    Daelim Industrial Co., Ltd.                       36,223    3,362,334
#*  Daewoo Engineering & Construction Co., Ltd.      133,508    1,081,754
#   Daewoo International Corp.                        45,753    1,685,213
    Daewoo Securities Co., Ltd.                      220,281    2,055,924
#   Daewoo Shipbuilding & Marine Engineering Co.,
      Ltd.                                           109,830    3,458,486
    Dongbu Insurance Co., Ltd.                        45,450    2,033,796
    Doosan Corp.                                       9,398    1,259,008
#   Doosan Heavy Industries & Construction Co.,
      Ltd.                                            52,779    2,154,093
#*  Doosan Infracore Co., Ltd.                       100,420    1,437,335
    E-Mart Co., Ltd.                                  25,293    6,052,515
#   GS Engineering & Construction Corp.               38,637    1,304,484
    GS Holdings                                       66,625    3,668,849
    Hana Financial Group, Inc.                       316,379   12,165,496
    Hankook Tire Co., Ltd.                            66,995    3,930,219
#   Hanwha Chemical Corp.                             98,760    2,167,636
    Hanwha Corp.                                      47,620    1,802,446
    Hanwha Life Insurance Co., Ltd.                  204,320    1,366,221
    Hite Jinro Co., Ltd.                              22,640      555,726
#   Hotel Shilla Co., Ltd.                            31,278    2,020,508
    Hyundai Department Store Co., Ltd.                17,135    2,728,457
    Hyundai Engineering & Construction Co., Ltd.      77,500    4,446,185
    Hyundai Glovis Co., Ltd.                          11,990    2,658,328
#   Hyundai Heavy Industries Co., Ltd.                44,760   10,688,559
    Hyundai Hysco Co., Ltd.                           35,114    1,390,074
    Hyundai Marine & Fire Insurance Co., Ltd.         68,600    1,960,088
#*  Hyundai Merchant Marine Co., Ltd.                 47,685      617,006
    Hyundai Mobis                                     70,280   19,824,583
    Hyundai Motor Co.                                158,812   37,835,980
    Hyundai Steel Co.                                 70,734    5,824,103
    Hyundai Wia Corp.                                 14,396    2,478,489

THE EMERGING MARKETS SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- ------------
SOUTH KOREA -- (Continued)
    Industrial Bank of Korea                       195,210 $  2,255,001
#   Kangwon Land, Inc.                             114,660    3,150,952
    KB Financial Group, Inc.                       353,265   13,912,801
    KB Financial Group, Inc. ADR                    97,918    3,800,198
    KCC Corp.                                        6,039    2,421,775
#   KEPCO Engineering & Construction Co., Inc.       8,507      451,492
    KEPCO Plant Service & Engineering Co., Ltd.     12,199      618,348
#   Kia Motors Corp.                               270,669   15,726,190
#   Korea Aerospace Industries, Ltd.                35,900      947,386
*   Korea Electric Power Corp.                     197,690    5,279,505
    Korea Gas Corp.                                 22,866    1,374,913
    Korea Investment Holdings Co., Ltd.             32,780    1,278,863
    Korea Zinc Co., Ltd.                             9,259    2,684,088
*   Korean Air Lines Co., Ltd.                      31,881    1,016,863
    KT Corp.                                        23,160      765,491
#   KT&G Corp.                                     100,502    7,337,930
    Kumho Petro chemical Co., Ltd.                  15,006    1,468,977
    LG Chem, Ltd.                                   47,843   13,495,647
    LG Corp.                                       108,548    6,417,094
*   LG Display Co., Ltd.                            14,300      334,718
#*  LG Display Co., Ltd. ADR                       486,337    5,690,143
#   LG Electronics, Inc.                           113,853    7,292,964
#   LG Household & Health Care, Ltd.                 8,626    4,484,056
*   LG Uplus Corp.                                 259,030    2,965,918
    Lotte Chemical Corp.                            21,503    4,405,953
    Lotte Confectionery Co., Ltd.                      263      451,000
    Lotte Shopping Co., Ltd.                        12,940    4,912,401
    LS Corp.                                        17,345    1,296,403
    Macquarie Korea Infrastructure Fund            200,980    1,250,062
#   Mando Corp.                                     10,816    1,458,139
    Naver Corp.                                     27,242   15,287,313
#   NCSoft Corp.                                    14,464    2,803,631
#   OCI Co., Ltd.                                   17,637    3,191,755
#   Orion Corp/Republic of South Korea               3,321    3,238,551
    POSCO                                           50,240   14,998,694
    POSCO ADR                                       67,985    5,062,163
    S-1 Corp.                                       16,316      973,019
    S-Oil Corp.                                     47,441    3,461,862
    Samsung C&T Corp.                              143,779    8,531,551
    Samsung Card Co., Ltd.                          23,720      878,949
#   Samsung Electro-Mechanics Co., Ltd.             57,281    4,393,962
    Samsung Electronics Co., Ltd.                   81,840  112,862,139
    Samsung Electronics Co., Ltd. GDR               49,372   34,218,733
#   Samsung Engineering Co., Ltd.                   27,417    1,933,129
    Samsung Fire & Marine Insurance Co., Ltd.       37,748    8,827,137
#   Samsung Heavy Industries Co., Ltd.             168,600    6,182,114
    Samsung Life Insurance Co., Ltd.                61,987    6,103,529
#   Samsung SDI Co., Ltd.                           39,230    6,539,296
    Samsung Securities Co., Ltd.                    68,528    3,037,852
    Samsung Techwin Co., Ltd.                       34,401    1,875,037
    Shinhan Financial Group Co., Ltd.              374,876   16,345,946
    Shinhan Financial Group Co., Ltd. ADR           86,082    3,730,794

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
SOUTH KOREA -- (Continued)
    Shinsegae Co., Ltd.                                 6,575 $  1,655,278
    SK C&C Co., Ltd.                                   21,215    2,286,460
    SK Holdings Co., Ltd.                              29,943    5,426,863
*   SK Hynix, Inc.                                    512,610   15,424,892
    SK Innovation Co., Ltd.                            69,006    9,671,813
    SK Networks Co., Ltd.                               5,020       31,514
    SK Telecom Co., Ltd.                                8,002    1,743,798
    Woori Finance Holdings Co., Ltd.                  419,590    4,970,990
#   Woori Finance Holdings Co., Ltd. ADR                1,223       42,854
    Woori Investment & Securities Co., Ltd.           147,510    1,557,884
    Young Poong Corp.                                     176      234,109
                                                              ------------
TOTAL SOUTH KOREA                                              593,756,604
                                                              ------------
TAIWAN -- (12.3%)
#*  Acer, Inc.                                      3,542,040    2,314,230
    Advanced Semiconductor Engineering, Inc.        6,439,929    6,341,065
    Advanced Semiconductor Engineering, Inc. ADR       77,739      383,253
    Advantech Co., Ltd.                               273,200    1,751,109
    Asia Cement Corp.                               2,445,802    3,317,699
#   Asustek Computer, Inc.                            834,180    6,366,541
#*  AU Optronics Corp.                              7,260,873    2,374,972
*   AU Optronics Corp. Sponsored ADR                  326,626    1,032,138
#   Catcher Technology Co., Ltd.                      762,429    4,432,855
    Cathay Financial Holding Co., Ltd.              8,634,048   13,043,972
    Cathay Real Estate Development Co., Ltd.          839,000      585,059
    Chang Hwa Commercial Bank                       5,665,043    3,398,232
    Cheng Shin Rubber Industry Co., Ltd.            2,017,965    5,380,955
    Cheng Uei Precision Industry Co., Ltd.            384,109      805,525
    Chicony Electronics Co., Ltd.                     507,574    1,264,980
*   China Airlines, Ltd.                            3,543,536    1,283,623
    China Development Financial Holding Corp.      16,637,121    4,972,731
    China Life Insurance Co., Ltd.                  2,999,797    2,943,938
    China Motor Corp.                                 649,000      620,199
    China Petrochemical Development Corp.           2,243,613    1,128,319
    China Steel Chemical Corp.                        148,000      886,819
#   China Steel Corp.                              12,562,895   10,917,997
#   Chipbond Technology Corp.                         575,000    1,161,939
    Chunghwa Telecom Co., Ltd.                        947,000    3,040,317
#   Chunghwa Telecom Co., Ltd. ADR                    236,502    7,530,224
    Clevo Co.                                         526,075    1,118,509
    Compal Electronics, Inc.                        5,806,541    4,543,343
    CTBC Financial Holding Co., Ltd.               14,872,997   10,088,839
    CTCI Corp.                                        638,000    1,115,795
    Delta Electronics, Inc.                         1,873,366    9,742,390
#   E.Sun Financial Holding Co., Ltd.               5,847,651    3,916,182
    Eclat Textile Co., Ltd.                           159,120    1,749,919
#   Epistar Corp.                                   1,169,000    2,027,153
*   Eva Airways Corp.                               1,930,600    1,074,689
*   Evergreen Marine Corp. Taiwan, Ltd.             2,269,249    1,335,078
    Far Eastern Department Stores Co., Ltd.         1,110,993    1,195,001
    Far Eastern New Century Corp.                   3,475,335    3,991,931
    Far EasTone Telecommunications Co., Ltd.        1,630,000    3,734,004

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
TAIWAN -- (Continued)
    Farglory Land Development Co., Ltd.               394,229 $   724,138
    Feng Hsin Iron & Steel Co.                        214,000     389,438
    Feng TAY Enterprise Co., Ltd.                      53,000     138,916
    First Financial Holding Co., Ltd.               8,434,371   5,220,114
    Formosa Chemicals & Fibre Corp.                 3,500,518  10,117,665
    Formosa International Hotels Corp.                 31,460     378,831
    Formosa Petrochemical Corp.                     1,179,000   3,167,377
    Formosa Plastics Corp.                          4,268,153  11,598,832
    Formosa Taffeta Co., Ltd.                         848,000   1,053,975
    Foxconn Technology Co., Ltd.                      996,237   2,503,636
    Fubon Financial Holding Co., Ltd.               7,497,233  10,987,630
    Giant Manufacturing Co., Ltd.                     274,506   2,060,129
#   Gourmet Master Co., Ltd.                           33,000     219,690
#*  HannStar Display Corp.                          3,348,000   1,121,007
    Highwealth Construction Corp.                     384,200     829,360
#   Hiwin Technologies Corp.                          174,173   1,371,908
    Hon Hai Precision Industry Co., Ltd.           12,590,056  32,007,618
#   Hotai Motor Co., Ltd.                             235,000   2,795,579
#   HTC Corp.                                         813,235   3,991,612
    Hua Nan Financial Holdings Co., Ltd.            6,620,828   3,925,446
#*  Innolux Corp.                                   8,365,341   3,317,575
*   Inotera Memories, Inc.                          1,642,000   1,058,805
    Inventec Corp.                                  3,189,551   2,854,837
    Kenda Rubber Industrial Co., Ltd.                 532,481   1,046,963
    Kinsus Interconnect Technology Corp.              289,000   1,031,794
    Largan Precision Co., Ltd.                         97,860   3,332,456
    LCY Chemical Corp.                                434,123     573,073
    Lite-On Technology Corp.                        2,310,358   4,044,631
#   Lung Yen Life Service Corp.                       117,000     354,160
#*  Macronix International                          4,110,218     960,823
#   MediaTek, Inc.                                  1,249,995  17,089,840
    Mega Financial Holding Co., Ltd.               10,462,000   9,058,925
    Merida Industry Co., Ltd.                         194,750   1,474,336
    Nan Kang Rubber Tire Co., Ltd.                    534,780     687,258
    Nan Ya Plastics Corp.                           4,851,599  11,065,717
    Novatek Microelectronics Corp.                    582,000   2,305,554
    Oriental Union Chemical Corp.                     248,000     263,738
#   Pegatron Corp.                                  2,039,345   2,841,563
#   Phison Electronics Corp.                          146,000   1,049,236
    Pou Chen Corp.                                  2,701,487   3,290,669
    Powertech Technology, Inc.                        929,819   1,675,656
    President Chain Store Corp.                       556,831   4,061,504
#   Quanta Computer, Inc.                           2,553,000   6,052,631
#   Radiant Opto-Electronics Corp.                    474,170   1,774,342
#   Realtek Semiconductor Corp.                       398,950     927,507
#   Ruentex Development Co., Ltd.                     699,351   1,463,704
#   Ruentex Industries, Ltd.                          496,937   1,282,238
    Sanyang Industry Co., Ltd.                        418,000     731,492
    ScinoPharm Taiwan, Ltd.                           245,440     816,569
#   Shin Kong Financial Holding Co., Ltd.           8,569,708   2,980,368
    Siliconware Precision Industries Co.            2,997,324   3,641,645
    Siliconware Precision Industries Co.
      Sponsored ADR                                    67,173     402,366

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
TAIWAN -- (Continued)
    Simplo Technology Co., Ltd.                       298,000 $  1,465,272
    SinoPac Financial Holdings Co., Ltd.            7,945,105    3,931,743
    St Shine Optical Co., Ltd.                         42,000    1,236,997
    Standard Foods Corp.                              269,784      827,230
    Synnex Technology International Corp.           1,493,756    2,383,034
    Taishin Financial Holding Co., Ltd.             8,855,372    4,472,425
*   Taiwan Business Bank                            4,733,871    1,454,971
    Taiwan Cement Corp.                             4,100,720    5,968,142
    Taiwan Cooperative Financial Holding            6,737,371    3,788,474
    Taiwan FamilyMart Co., Ltd.                        16,000       87,138
    Taiwan Fertilizer Co., Ltd.                     1,089,000    2,594,996
    Taiwan Glass Industry Corp.                     1,136,253    1,149,856
    Taiwan Mobile Co., Ltd.                         1,725,300    5,884,815
    Taiwan Secom Co., Ltd.                             49,000      118,743
#   Taiwan Semiconductor Manufacturing Co., Ltd.   25,188,808   92,834,992
    Teco Electric and Machinery Co., Ltd.           2,181,000    2,326,080
#   Ton Yi Industrial Corp.                           763,000      844,249
    Transcend Information, Inc.                       231,181      730,123
    Tripod Technology Corp.                           482,870      954,813
    TSRC Corp.                                        633,300    1,170,961
    U-Ming Marine Transport Corp.                     551,860      906,256
    Uni-President Enterprises Corp.                 4,524,515    8,616,168
    Unimicron Technology Corp.                      1,848,896    1,462,342
#   United Microelectronics Corp.                  15,073,000    6,394,166
    Vanguard International Semiconductor Corp.        834,000      901,496
*   Walsin Lihwa Corp.                              3,769,000    1,168,348
    Wan Hai Lines, Ltd.                             1,104,800      595,373
#*  Wintek Corp.                                    1,832,760      684,604
#   Wistron Corp.                                   3,015,444    2,830,976
    WPG Holdings, Ltd.                              1,645,869    2,001,870
*   Yang Ming Marine Transport Corp.                1,741,300      772,204
    Yuanta Financial Holding Co., Ltd.             10,373,577    5,656,796
    Yulon Motor Co., Ltd.                           1,075,000    1,897,486
    Zhen Ding Technology Holding, Ltd.                247,700      580,935
                                                              ------------
TOTAL TAIWAN                                                   489,720,474
                                                              ------------
THAILAND -- (2.6%)
    Advanced Info Service PCL                       1,016,500    8,327,952
    Airports of Thailand PCL                          378,800    2,580,100
    Bangkok Bank PCL(6368360)                         605,300    4,006,162
    Bangkok Bank PCL(6077019)                         329,000    2,177,478
    Bangkok Dusit Medical Services PCL                524,400    2,257,658
    Bangkok Life Assurance PCL                        435,800      882,101
    Bank of Ayudhya PCL                             2,590,200    3,183,137
    Banpu PCL                                       1,185,500    1,104,562
    BEC World PCL                                     645,300    1,207,670
    Berli Jucker PCL                                  457,700      731,585
    Big C Supercenter PCL(6368434)                    255,200    1,598,843
    Big C Supercenter PCL(6763932)                     24,600      154,120
    Bumrungrad Hospital PCL                           239,000      668,048
    Central Pattana PCL                             1,159,900    1,788,761
    Central Plaza Hotel PCL                           290,900      366,838

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
THAILAND -- (Continued)
    Charoen Pokphand Foods PCL                      2,881,300 $  2,249,497
    CP ALL PCL                                      3,073,400    3,875,693
    Delta Electronics Thailand PCL                    429,500      658,912
    Electricity Generating PCL                        149,800      616,045
    Glow Energy PCL                                   393,200      919,046
    Home Product Center PCL                         3,093,603    1,152,957
    Indorama Ventures PCL                           1,846,900    1,483,454
    IRPC PCL                                        8,984,500    1,033,398
    Jasmine International PCL                       2,397,900      650,996
    Kasikornbank PCL(6364766)                          95,500      582,972
    Kasikornbank PCL(6888794)                       1,146,600    7,146,679
    Krung Thai Bank PCL                             5,908,587    3,853,633
    Land and Houses PCL                             3,400,100    1,201,642
    Minor International PCL                         1,438,700    1,282,696
    Pruksa Real Estate PCL                            483,900      346,698
    PTT Exploration & Production PCL(B1359J0)       1,352,555    7,322,266
    PTT Exploration & Production PCL(B1359L2)          65,409      354,102
    PTT Global Chemical PCL                         1,758,472    4,435,022
    PTT PCL                                         1,015,400   10,341,584
    Ratchaburi Electricity Generating Holding PCL     521,300      845,804
    Robinson Department Store PCL                     398,300      675,030
    Siam Cement PCL(6609906)                          124,800    1,764,241
    Siam Cement PCL(6609928)                          168,800    2,321,169
    Siam City Cement PCL                               94,913    1,213,667
    Siam Commercial Bank PCL                        1,160,966    6,135,868
    Siam Global House PCL                             956,200      586,777
    Thai Airways International PCL                    882,600      575,640
    Thai Oil PCL                                      879,500    1,780,193
    Thai Union Frozen Products PCL                    452,560      817,879
    TMB Bank PCL                                   19,864,000    1,748,670
    Total Access Communication PCL(B1YWK08)           548,200    1,981,446
    Total Access Communication PCL(B231MK7)           214,100      773,855
*   True Corp. PCL                                  4,539,800    1,290,835
                                                              ------------
TOTAL THAILAND                                                 103,053,381
                                                              ------------
TURKEY -- (1.9%)
    Akbank TAS                                      2,149,304    8,400,809
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.       224,564    2,859,777
    Arcelik A.S.                                      270,945    1,725,393
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.          95,843      451,880
#   BIM Birlesik Magazalar A.S.                       207,155    4,334,075
    Coca-Cola Icecek A.S.                              64,801    1,853,182
*   Dogan Yayin Holding A.S.                                1            1
    Enka Insaat ve Sanayi A.S.                        458,239    1,339,836
    Eregli Demir ve Celik Fabrikalari TAS           2,031,348    2,808,656
    Ford Otomotiv Sanayi A.S.                          74,222    1,042,001
    KOC Holding A.S.                                  767,893    3,760,957
    Koza Altin Isletmeleri A.S.                        47,592      841,865
*   Migros Ticaret A.S.                                33,309      295,946
*   Petkim Petrokimya Holding A.S.                     80,883      127,319
    TAV Havalimanlari Holding A.S.                    170,054    1,230,461
    Tofas Turk Otomobil Fabrikasi A.S.                132,651      876,940

THE EMERGING MARKETS SERIES
CONTINUED

                                                    Shares      Value++
                                                   --------- --------------
TURKEY -- (Continued)
    Tupras Turkiye Petrol Rafinerileri A.S.          127,754 $    2,887,807
#   Turk Hava Yollari                              1,063,361      4,146,235
#   Turk Telekomunikasyon A.S.                       563,410      1,941,472
    Turk Traktor ve Ziraat Makineleri A.S.             8,237        270,988
#*  Turkcell Iletisim Hizmetleri A.S.                681,855      4,231,342
*   Turkcell Iletisim Hizmetleri A.S. ADR             73,838      1,154,826
    Turkiye Garanti Bankasi A.S.                   2,626,667     10,532,489
    Turkiye Halk Bankasi A.S.                        715,217      5,746,955
    Turkiye Is Bankasi                             1,910,546      5,219,387
    Turkiye Sise ve Cam Fabrikalari A.S.             711,487      1,044,005
    Turkiye Vakiflar Bankasi Tao                     943,516      2,257,591
    Ulker Biskuvi Sanayi A.S.                         90,680        691,726
    Yapi ve Kredi Bankasi A.S.                     1,054,650      2,434,261
                                                             --------------
TOTAL TURKEY                                                     74,508,182
                                                             --------------
TOTAL COMMON STOCKS                                           3,585,792,930
                                                             --------------
PREFERRED STOCKS -- (3.8%)

BRAZIL -- (3.7%)
    AES Tiete SA                                      91,098        892,833
    Banco Bradesco SA                              2,244,395     32,334,852
    Banco do Estado do Rio Grande do Sul SA Class
      B                                              200,100      1,441,427
*   Braskem SA Class A                                73,800        652,039
    Centrais Eletricas Brasileiras SA Class B        125,500        650,879
    Cia Brasileira de Distribuicao Grupo Pao de
      Acucar                                          41,100      2,041,851
*   Cia de Bebidas das Americas                      171,064      6,364,236
    Cia de Gas de Sao Paulo Class A                   13,227        350,318
*   Cia de Transmissao de Energia Eletrica
      Paulista                                        30,889        440,629
    Cia Energetica de Minas Gerais                   467,267      4,157,056
    Cia Energetica de Sao Paulo Class B              149,110      1,556,629
    Cia Paranaense de Energia                         32,400        452,958
*   Empresa Nacional de Comercio Redito e
      Participacoes SA                                   380          7,718
    Gerdau SA                                        836,068      6,597,506
    Itau Unibanco Holding SA                       2,568,240     39,737,954
    Klabin SA                                        663,777      3,529,767
    Lojas Americanas SA                              416,467      3,095,622
    Marcopolo SA                                     290,900        749,941
    Oi SA                                            463,558        775,094
    Petroleo Brasileiro SA                           947,300      8,589,281
    Suzano Papel e Celulose SA Class A               419,600      1,694,728
    Telefonica Brasil SA                             248,684      5,463,029
*   Usinas Siderurgicas de Minas Gerais SA Class A   609,817      3,223,050
    Vale SA                                        1,529,491     22,387,437
                                                             --------------
TOTAL BRAZIL                                                    147,186,834
                                                             --------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                    9,255         52,088
                                                             --------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                               75,566        169,513
    Banco Davivienda SA                              114,619      1,503,339
    Bancolombia SA                                    10,827        151,619

THE EMERGING MARKETS SERIES
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
COLOMBIA -- (Continued)
      Grupo Aval Acciones y Valores                    1,520,771 $    1,056,788
      Grupo de Inversiones Suramericana SA                41,562        825,815
                                                                 --------------
TOTAL COLOMBIA                                                        3,707,074
                                                                 --------------
TOTAL PREFERRED STOCKS                                              150,945,996
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

SOUTH KOREA -- (0.0%)
*     Hyundai Merchant Marine Co., Ltd. Rights
        11/05/13                                           3,751             --
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@  DFA Short Term Investment Fund                  21,089,023    244,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.12%, 11/01/13
        (Collateralized by $799,156 FNMA, rates
        ranging from 2.500% to 4.500%, maturities
        ranging from 04/01/27 to 10/01/43, valued
        at $722,691) to be repurchased at $708,523   $       709        708,521
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL                                 244,708,521
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,769,771,714)              $3,981,447,447
                                                                 ==============

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               October 31, 2013

                                                    Shares     Value++
                                                   --------- -----------
COMMON STOCKS -- (87.8%)

ARGENTINA -- (0.0%)
*   Celulosa Argentina                                     1 $         1
*   Ferrum SA de Ceramica y Metalurgia                     1          --
                                                             -----------
TOTAL ARGENTINA                                                        1
                                                             -----------
BRAZIL -- (8.3%)
    Abril Educacao SA                                196,623   2,808,877
    Aliansce Shopping Centers SA                     745,643   7,235,939
    All America Latina Logistica SA                1,889,900   6,756,603
    Alpargatas SA                                    100,394     570,913
    Anhanguera Educacional Participacoes SA        2,379,735  14,230,629
    Arezzo Industria e Comercio SA                   397,935   5,919,095
    Arteris SA                                        69,859     622,927
    Autometal SA                                     285,059   2,164,730
*   B2W Cia Digital                                  629,960   4,717,104
    Banco Alfa de Investimento SA                        500       1,428
    Banco Mercantil do Brasil SA                       1,327       9,170
    Bematech SA                                      280,900     971,276
*   BHG SA - Brazil Hospitality Group                155,302   1,134,883
    Brasil Brokers Participacoes SA                1,107,611   2,877,866
    Brasil Insurance Participacoes e
      Administracao SA                               472,426   4,283,207
*   BrasilAgro - Co. Brasileira de Propriedades
      Agricolas                                       40,600     183,468
*   Brazil Pharma SA                                 711,000   2,638,122
*   Brookfield Incorporacoes SA                    1,364,667     852,216
    CETIP SA - Mercados Organizados                  423,659   4,681,994
    Cia de Locacao das Americas                      167,500     633,710
    Cia de Saneamento de Minas Gerais-COPASA         475,121   7,708,550
    Cia Hering                                     1,041,790  15,090,189
    Cia Providencia Industria e Comercio SA           99,750     377,145
*   Contax Participacoes SA                          152,835   1,258,047
*   CR2 Empreendimentos Imobiliarios SA                9,400      17,368
    Cremer SA                                        114,546     799,576
    CSU Cardsystem SA                                  8,900      11,882
    Cyrela Commercial Properties SA
      Empreendimentos e Participacoes                 46,800     421,041
    Diagnosticos da America SA                     2,097,741  10,768,045
    Dimed SA Distribuidora da Medicamentos               300      29,270
    Direcional Engenharia SA                         670,009   3,879,914
    EDP - Energias do Brasil SA                    2,238,398  12,770,046
*   Eneva SA                                         209,119     419,143
    Equatorial Energia SA                          1,308,435  13,571,943
    Estacio Participacoes SA                       2,460,804  19,001,453
    Eternit SA                                       549,089   2,319,816
    Even Construtora e Incorporadora SA            1,841,067   6,835,379
    Ez Tec Empreendimentos e Participacoes SA        516,658   7,574,350
*   Fertilizantes Heringer SA                        131,400     503,207
    Fleury SA                                        549,451   4,271,225
    Forjas Taurus SA                                  35,969      44,787
*   Gafisa SA                                      2,313,000   3,113,675
#*  Gafisa SA ADR                                  1,094,820   2,945,066
*   General Shopping Brasil SA                       168,117     720,544
#*  Gol Linhas Aereas Inteligentes SA ADR            195,800   1,012,286

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
BRAZIL -- (Continued)
    Grendene SA                                       513,934 $ 4,633,453
    Guararapes Confeccoes SA                           32,100   1,433,300
    Helbor Empreendimentos SA                       1,145,093   4,554,321
*   IdeiasNet SA                                       28,403      21,205
    Iguatemi Empresa de Shopping Centers SA           606,900   6,977,608
*   Industria de Bebidas Antarctica Polar SA           23,000          --
*   Industrias Romi SA                                125,500     350,396
*   International Meal Co. Holdings SA                390,794   3,849,401
    Iochpe-Maxion SA                                  641,608   7,809,540
    JHSF Participacoes SA                             782,247   1,945,172
    Joao Fortes Engenharia SA                          72,252     209,523
    JSL SA                                            589,200   4,025,777
    Kepler Weber SA                                   105,846   1,315,385
    Kroton Educacional SA                              59,172     874,294
    Light SA                                          756,607   6,624,248
    Localiza Rent a Car SA                            408,452   6,657,993
*   Log-in Logistica Intermodal SA                    322,050   1,354,181
    LPS Brasil Consultoria de Imoveis SA              571,540   3,993,923
    M Dias Branco SA                                   19,441     912,038
    Magnesita Refratarios SA                        1,185,404   3,284,897
    Mahle-Metal Leve SA Industria e Comercio          363,800   4,552,197
    Marcopolo SA                                       28,000      69,921
*   Marfrig Alimentos SA                            1,809,559   3,658,755
    Marisa Lojas SA                                   395,564   3,291,124
*   Metalfrio Solutions SA                              7,600      11,870
    Mills Estruturas e Servicos de Engenharia SA      684,126   9,450,762
*   Minerva SA                                        875,969   3,707,832
*   MMX Mineracao e Metalicos SA                    1,473,371     542,859
    MRV Engenharia e Participacoes SA               2,831,833  12,175,228
    Multiplus SA                                      373,684   4,603,314
    Odontoprev SA                                   2,549,265  10,526,927
*   Paranapanema SA                                 1,352,056   2,873,940
*   PDG Realty SA Empreendimentos e Participacoes  11,912,853  10,700,850
*   Plascar Participacoes Industriais SA               42,400       9,796
    Portobello SA                                     146,700     324,689
    Positivo Informatica SA                           189,100     318,151
    Profarma Distribuidora de Produtos
      Farmaceuticos SA                                128,500   1,016,456
    QGEP Participacoes SA                             801,694   3,873,850
    Raia Drogasil SA                                  379,275   2,768,500
    Redentor Energia SA                                 7,800      17,514
*   Refinaria de Petroleos de Manguinhos SA           221,289      29,827
    Restoque Comercio e Confeccoes de Roupas SA       736,087   2,179,164
    Rodobens Negocios Imobiliarios SA                 150,738     914,992
*   Rossi Residencial SA                            3,233,729   3,967,147
    Santos Brasil Participacoes SA                    388,888   3,751,688
    Sao Carlos Empreendimentos e Participacoes SA      47,859     838,087
    Sao Martinho SA                                   420,562   5,923,292
    SLC Agricola SA                                   371,218   3,444,326
    Sonae Sierra Brasil SA                            236,846   2,375,284
*   Springs Global Participacoes SA                   278,188     230,975
    Sul America SA                                  1,675,809  12,241,484
*   T4F Entretenimento SA                             213,800     516,053

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
BRAZIL -- (Continued)
    Technos SA                                        192,400 $  1,492,038
*   Tecnisa SA                                      1,078,756    4,470,392
    Tegma Gestao Logistica                            167,535    1,664,513
    Tempo Participacoes SA                            266,802      333,167
    Tereos Internacional SA                           428,383      565,050
    Totvs SA                                          592,700   10,010,991
    TPI - Triunfo Participacoes e Investimentos SA    255,201    1,172,167
    Trisul SA                                          37,542       74,225
    UNICASA Industria de Moveis SA                    165,700      478,396
    Valid Solucoes e Servicos de Seguranca em
      Meios de Pagamento e Identificacao S.A          363,250    5,585,318
*   Vanguarda Agro SA                               1,314,936    2,201,344
    Via Varejo SA                                      53,803      720,512
*   Viver Incorporadora e Construtora SA              790,989      106,522
                                                              ------------
TOTAL BRAZIL                                                   379,366,248
                                                              ------------
CHILE -- (1.2%)
*   AquaChile SA                                      967,704      481,293
    Banmedica SA                                    1,412,638    2,590,785
    Besalco SA                                      2,143,635    3,014,367
    Cementos BIO BIO SA                               452,622      498,450
    CFR Pharmaceuticals SA                          2,301,492      583,573
    Cia General de Electricidad SA                     44,656      253,596
*   Cia Pesquera Camanchaca SA                        194,645        7,443
*   Cia Sud Americana de Vapores SA                34,708,479    1,604,414
    Cintac SA                                         324,650       88,750
    Clinica LAS Condes SA                                 349       25,876
    Cristalerias de Chile SA                          156,836    1,335,873
    Cruz Blanca Salud SA                            1,629,752    1,111,652
    E.CL SA                                         1,235,241    1,928,127
    Empresa Electrica Pilmaiquen                       46,897      222,781
    Empresas Hites SA                               1,245,628    1,016,327
    Empresas Iansa SA                              18,257,203      772,159
*   Empresas La Polar SA                            2,265,764      459,350
    Enjoy SA                                        1,299,391      212,752
    Forus SA                                          623,383    3,416,591
    Gasco SA                                          126,150    1,343,340
    Grupo Security SA                               1,197,172      415,541
    Inversiones Aguas Metropolitanas SA             2,369,141    4,404,245
    Invexans SA                                    27,288,748      599,881
    Latam Airlines Group SA                           119,320    1,930,829
*   Madeco SA                                      27,288,748      207,762
    Masisa SA                                      13,451,218      992,026
    Molibdenos y Metales SA                             5,009       80,460
*   Multiexport Foods SA                            3,401,667      671,599
    Parque Arauco SA                                3,942,657    7,598,629
    PAZ Corp. SA                                      932,240      529,198
    Ripley Corp. SA                                 3,841,278    3,371,401
    Salfacorp SA                                    1,851,976    2,105,380
    Sigdo Koppers SA                                  524,501      875,353
    Sociedad Matriz SAAM SA                        20,281,523    2,030,582
    Socovesa SA                                     2,895,998      821,730

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
CHILE -- (Continued)
    Soquimich Comercial SA                            472,478 $    96,580
    Vina Concha y Toro SA                           3,097,218   5,686,019
    Vina Concha y Toro SA Sponsored ADR                 1,725      63,911
    Vina San Pedro Tarapaca SA                     40,093,814     238,602
                                                              -----------
TOTAL CHILE                                                    53,687,227
                                                              -----------
CHINA -- (13.4%)
#   361 Degrees International, Ltd.                 2,057,000     589,082
    Ajisen China Holdings, Ltd.                     1,988,000   2,083,420
    AMVIG Holdings, Ltd.                            1,934,000     907,804
    Anhui Expressway Co., Ltd. Class H              2,418,000   1,356,449
    Anta Sports Products, Ltd.                      3,936,000   5,635,637
#   Anton Oilfield Services Group                   4,904,000   3,108,079
    Anxin-China Holdings, Ltd.                     10,127,000   3,252,200
    Asia Cement China Holdings Corp.                2,176,500   1,190,500
*   Asia Energy Logistics Group, Ltd.              26,160,000     283,266
    Asian Citrus Holdings, Ltd.                     3,627,000   1,372,442
*   Ausnutria Dairy Corp., Ltd.                       365,000      68,735
*   AVIC International Holdings, Ltd.                 556,000     215,686
    AviChina Industry & Technology Co., Ltd.
      Class H                                       8,290,788   3,935,740
#   Baoxin Auto Group, Ltd.                           810,000     835,566
    Baoye Group Co., Ltd. Class H                   1,860,000   1,345,816
*   BaWang International Group Holding, Ltd.        3,546,000     212,680
    BBMG Corp. Class H                                162,500     116,175
    Beijing Capital International Airport Co.,
      Ltd. Class H                                  7,662,000   5,382,891
#   Beijing Capital Land, Ltd. Class H              6,142,500   2,212,055
*   Beijing Development HK, Ltd.                    1,163,000     297,157
#   Beijing Enterprises Water Group, Ltd.          13,727,660   6,108,070
    Beijing Jingkelong Co., Ltd. Class H              377,749     131,635
    Beijing Jingneng Clean Energy Co.,
      Ltd. Class H                                  1,098,000     456,206
    Beijing North Star Co., Ltd. Class H            2,408,000     540,984
*   Beijing Properties Holdings, Ltd.              10,105,061     716,491
#   Billion Industrial Holdings, Ltd.                 240,500     130,933
    Biostime International Holdings, Ltd.             593,000   4,553,860
    Bloomage Biotechnology Corp., Ltd.                 75,000     157,681
    Boer Power Holdings, Ltd.                       1,317,000     999,882
#   Bosideng International Holdings, Ltd.          11,860,000   2,722,900
#*  BYD Electronic International Co., Ltd.          3,864,815   1,813,913
    C C Land Holdings, Ltd.                         6,255,343   1,686,353
    C.banner International Holdings, Ltd.              62,000      22,946
#*  Carnival Group International Holdings, Ltd.     2,058,000      55,706
    Carrianna Group Holdings Co., Ltd.                385,257      64,494
    Central China Real Estate, Ltd.                 2,902,626     948,535
*   CGN Mining Co., Ltd.                            4,825,000     429,664
    Changshouhua Food Co., Ltd.                     1,493,000   1,579,134
#*  Chaoda Modern Agriculture Holdings, Ltd.        6,771,138     778,681
#   Chaowei Power Holdings, Ltd.                    2,063,000     876,009
*   Chigo Holding, Ltd.                            18,886,000     423,706
    Chiho-Tiande Group, Ltd.                          280,000     105,449
#   China Aerospace International Holdings, Ltd.    9,854,500   1,130,789
    China Agri-Industries Holdings, Ltd.            9,219,800   4,306,245
#   China All Access Holdings, Ltd.                 3,184,000   1,183,576

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
CHINA -- (Continued)
    China Aoyuan Property Group, Ltd.               5,252,000 $1,074,861
    China Automation Group, Ltd.                    3,231,000    679,134
    China BlueChemical, Ltd.                        4,840,000  3,104,862
*   China Chengtong Development Group, Ltd.         1,562,000     58,325
#   China Datang Corp. Renewable Power Co., Ltd.
      Class H                                       9,709,000  1,964,800
    China Dongxiang Group Co.                      13,246,985  2,066,258
*   China Energine International Holdings, Ltd.     3,442,000    279,519
    China Everbright International, Ltd.            9,335,800  9,330,899
    China Everbright, Ltd.                          3,554,000  5,271,199
    China Fiber Optic Network System Group, Ltd.    1,752,000    311,644
#*  China Foods, Ltd.                               3,338,000  1,516,110
    China Gas Holdings, Ltd.                        5,635,500  6,263,380
*   China Glass Holdings, Ltd.                      3,396,000    425,060
*   China Green Holdings, Ltd.                      2,088,000    239,603
#*  China Haidian Holdings, Ltd.                    8,160,000    768,520
    China High Precision Automation Group, Ltd.     1,289,000    202,835
#*  China High Speed Transmission Equipment Group
      Co., Ltd.                                     5,250,000  2,816,742
#   China Hongqiao Group, Ltd.                      3,110,000  1,960,513
    China Household Holdings, Ltd.                  3,730,000    505,159
*   China Huiyuan Juice Group, Ltd.                 2,661,500  1,781,527
#   China ITS Holdings Co., Ltd.                    3,756,000    983,149
    China Lesso Group Holdings, Ltd.                3,782,000  2,419,190
    China Lilang, Ltd.                              1,990,000  1,286,420
#   China Lumena New Materials Corp.               14,530,000  3,111,137
#   China Medical System Holdings, Ltd.             4,204,500  3,786,493
#*  China Metal Recycling Holdings, Ltd.            2,401,686  1,460,589
*   China Mining Resources Group, Ltd.             14,950,000    184,309
#*  China Modern Dairy Holdings, Ltd.               5,468,000  2,546,318
    China Molybdenum Co., Ltd. Class H                116,000     47,327
#   China National Materials Co., Ltd.              3,927,000    855,831
#*  China New Town Development Co., Ltd.            6,403,148    594,014
#   China Oil & Gas Group, Ltd.                    16,920,000  2,728,002
    China Outfitters Holdings, Ltd.                    24,000      3,940
#   China Overseas Grand Oceans Group, Ltd.         3,221,500  3,830,710
#   China Power International Development, Ltd.     9,896,000  3,878,549
*   China Power New Energy Development Co., Ltd.   23,080,000  1,175,973
#*  China Precious Metal Resources Holdings Co.,
      Ltd.                                         13,354,318  2,153,761
*   China Properties Group, Ltd.                    2,464,000    634,644
*   China Public Procurement, Ltd.                 15,668,000    848,818
    China Qinfa Group, Ltd.                         2,656,000    208,985
*   China Rare Earth Holdings, Ltd.                 5,968,000    915,911
    China Resources Cement Holdings, Ltd.               2,014      1,345
#*  China Rongsheng Heavy Industries Group
      Holdings, Ltd.                               14,764,500  1,750,859
*   China Ruifeng Renewable Energy Holdings, Ltd.   3,376,000    936,367
    China Sanjiang Fine Chemicals Co., Ltd.         2,889,000  1,277,609
    China SCE Property Holdings, Ltd.               3,937,200    910,704
#   China Shanshui Cement Group, Ltd.               7,599,000  2,696,836
    China Shineway Pharmaceutical Group, Ltd.       1,376,200  2,135,206
#*  China Shipping Development Co., Ltd. Class H    8,656,000  4,886,094
#   China Singyes Solar Technologies Holdings,
      Ltd.                                          2,426,200  2,629,231
    China South City Holdings, Ltd.                 8,764,000  2,738,366
    China Starch Holdings, Ltd.                     6,470,000    186,042

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
CHINA -- (Continued)
    China Suntien Green Energy Corp., Ltd. Class H  5,846,000 $2,043,825
    China Taifeng Beddings Holdings, Ltd.           1,500,000    330,545
*   China Taiping Insurance Holdings Co., Ltd.      3,573,600  5,574,485
#*  China Tian Lun Gas Holdings, Ltd.                 499,500    450,910
    China Tianyi Holdings, Ltd.                     1,656,000    262,301
*   China Tontine Wines Group, Ltd.                 1,610,000     78,964
    China Travel International Inv HK              14,349,900  2,776,494
*   China Vanadium Titano - Magnetite Mining Co.,
      Ltd.                                          5,311,000    834,988
    China Water Affairs Group, Ltd.                 5,682,000  2,132,185
*   China WindPower Group, Ltd.                    17,204,964    698,833
    China Wireless Technologies, Ltd.               5,732,000  2,143,341
#*  China Yurun Food Group, Ltd.                    6,381,000  4,234,665
*   China ZhengTong Auto Services Holdings, Ltd.    3,793,500  2,651,294
*   China Zhongwang Holdings, Ltd.                  6,878,400  2,245,031
#*  Chinasoft International, Ltd.                   4,104,000  1,201,718
#*  ChinaVision Media Group, Ltd.                  11,960,000    732,804
*   Chinese People Holdings Co., Ltd.               6,172,000    145,001
*   Chongqing Iron & Steel Co., Ltd. Class H        2,785,400    395,451
#   Chongqing Machinery & Electric Co., Ltd.
      Class H                                       4,930,000    610,285
    Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.                                2,254,000    842,781
    CIMC Enric Holdings, Ltd.                       2,094,000  2,948,797
*   Citic 21CN Co., Ltd.                            5,441,200    337,331
*   CITIC Dameng Holdings, Ltd.                       274,000     22,240
*   CITIC Resources Holdings, Ltd.                 11,574,600  1,627,774
    Clear Media, Ltd.                                 243,000    187,009
*   Coastal Greenland, Ltd.                         3,436,000    157,087
#*  Comba Telecom Systems Holdings, Ltd.            2,461,577    809,339
*   Comtec Solar Systems Group, Ltd.                2,114,000    462,963
    Cosco International Holdings, Ltd.              2,703,000  1,166,436
#   CP Pokphand Co., Ltd.                          18,488,594  1,645,907
#   CPMC Holdings, Ltd.                             1,430,000  1,142,879
#   CSPC Pharmaceutical Group, Ltd.                 4,139,877  2,578,113
*   DaChan Food Asia, Ltd.                          1,725,955    215,959
#   Dah Chong Hong Holdings, Ltd.                   3,445,000  2,942,034
    Dalian Port PDA Co., Ltd. Class H               4,986,000  1,157,090
#   Daphne International Holdings, Ltd.             4,266,000  2,273,599
    Dawnrays Pharmaceutical Holdings, Ltd.          1,358,943    673,489
#*  DBA Telecommunication Asia Holdings, Ltd.       2,108,000    551,946
    Digital China Holdings, Ltd.                    3,218,800  4,235,162
    Dongfang Electric Corp., Ltd. Class H             137,400    220,673
    Dongjiang Environmental Co., Ltd. Class H         210,000    593,007
#   Dongyue Group                                   5,029,000  2,367,336
#*  Dynasty Fine Wines Group, Ltd.                  1,614,000    299,776
    Embry Holdings, Ltd.                              473,000    293,002
    EVA Precision Industrial Holdings, Ltd.         4,534,435    649,371
    Evergreen International Holdings, Ltd.          1,246,000    244,433
*   Extrawell Pharmaceutical Holdings, Ltd.         6,617,921    414,715
#   Fantasia Holdings Group Co., Ltd.               8,451,000  1,448,446
#   First Tractor Co., Ltd. Class H                 3,351,176  2,393,680
#   Franshion Properties China, Ltd.               13,522,300  4,714,898
    Fufeng Group, Ltd.                              5,262,600  2,240,766
*   GCL-Poly Energy Holdings, Ltd.                 12,832,000  3,920,581

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
CHINA -- (Continued)
    Geely Automobile Holdings, Ltd.                 2,780,000 $1,404,944
*   Global Bio-Chem Technology Group Co., Ltd.      9,198,800    711,277
*   Global Sweeteners Holdings, Ltd.                  770,951     52,599
#*  Glorious Property Holdings, Ltd.               13,214,501  2,113,502
    Goldbond Group Holdings, Ltd.                     210,000      8,703
#   Golden Eagle Retail Group, Ltd.                 2,334,000  3,459,806
#   Golden Meditech Holdings, Ltd.                  6,215,367    745,761
    Goldlion Holdings, Ltd.                         1,017,962    497,725
#   GOME Electrical Appliances Holding, Ltd.       43,306,000  6,758,009
    Good Friend International Holdings, Inc.          404,667    138,041
    Goodbaby International Holdings, Ltd.           2,969,000  1,470,222
*   Great Wall Technology Co., Ltd. Class H         1,902,950    549,801
    Greatview Aseptic Packaging Co., Ltd.           1,388,000    874,701
    Greenland Hong Kong Holdings, Ltd.              1,309,000    924,869
    Greentown China Holdings, Ltd.                    879,648  1,705,729
    Guangdong Land Holdings, Ltd.                   4,396,800  1,174,754
#   Guangshen Railway Co., Ltd. Class H             3,990,000  2,102,733
    Guangshen Railway Co., Ltd. Sponsored ADR           5,067    133,262
*   Guangzhou Baiyunshan Pharmaceutical Holdings
      Co., Ltd. Class H                               106,000    383,017
    Guangzhou Shipyard International Co., Ltd.
      Class H                                         921,400  1,361,929
#   Guodian Technology & Environment Group Co.,
      Ltd. Class H                                  1,098,000    279,215
    Haier Electronics Group Co., Ltd.                 349,000    744,079
#   Hainan Meilan International Airport Co., Ltd.
      Class H                                         720,000    760,403
    Haitian International Holdings, Ltd.            2,189,000  5,276,517
#*  Hanergy Solar Group, Ltd.                      42,960,000  7,311,340
    Harbin Electric Co., Ltd. Class H               3,099,413  1,946,221
    Henderson Investment, Ltd.                        596,000     46,887
*   Heng Tai Consumables Group, Ltd.               14,673,193    270,738
#   Hengdeli Holdings, Ltd.                        11,125,399  2,640,631
#*  Hi Sun Technology China, Ltd.                   3,126,000    858,028
#*  Hidili Industry International Development,
      Ltd.                                          5,079,000    843,420
#   Hilong Holding, Ltd.                            2,766,000  1,839,779
*   Hisense Kelon Electrical Holdings Co., Ltd.
      Class H                                       1,906,000  1,791,196
#   HKC Holdings, Ltd.                             17,896,447    623,250
#   Honghua Group, Ltd.                             5,221,000  1,589,333
    Hopefluent Group Holdings, Ltd.                   281,670    107,818
#   Hopewell Highway Infrastructure, Ltd.           3,920,000  1,931,462
*   Hopson Development Holdings, Ltd.               3,476,000  4,262,890
    HOSA International, Ltd.                           94,000     34,920
#   Hua Han Bio-Pharmaceutical Holdings, Ltd.       7,415,231  1,715,923
*   Hua Lien International Holding Co., Ltd.          998,000     59,651
#   Huabao International Holdings, Ltd.             8,548,014  3,751,003
#   Huaneng Renewables Corp., Ltd. Class H          8,068,000  3,120,309
*   Huili Resources Group, Ltd.                       598,000    141,802
#*  Hunan Nonferrous Metal Corp., Ltd. Class H      9,038,000  2,506,196
*   Huscoke Resources Holdings, Ltd.                1,956,000     23,433
    Hutchison Harbour Ring, Ltd.                    7,098,000    558,303
    Inspur International, Ltd.                     10,280,000    424,238
*   Interchina Holdings Co.                        17,180,000  1,218,455
    Intime Retail Group Co., Ltd.                   4,317,500  5,111,397
#*  Jinchuan Group International Resources Co.,
      Ltd.                                          2,905,000    434,197
    Jingwei Textile Machinery Class H               1,272,000    840,740

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
CHINA -- (Continued)
#   Ju Teng International Holdings, Ltd.            3,622,000 $2,634,990
*   Kai Yuan Holdings, Ltd.                        11,240,000    275,652
*   Kaisa Group Holdings, Ltd.                      7,073,000  2,155,919
*   Kasen International Holdings, Ltd.                222,000     41,052
    Kingboard Chemical Holdings, Ltd.               3,127,921  8,140,723
    Kingboard Laminates Holdings, Ltd.              4,300,000  1,773,657
#*  Kingdee International Software Group Co., Ltd.  5,253,200  1,693,415
#   Kingsoft Corp., Ltd.                            3,169,000  7,862,517
    KWG Property Holding, Ltd.                      5,039,450  3,282,079
#   Labixiaoxin Snacks Group, Ltd.                  1,639,000    849,301
    Lai Fung Holdings, Ltd.                        26,020,440    653,780
    Le Saunda Holdings, Ltd.                        1,132,000    516,774
    Lee & Man Chemical Co., Ltd.                      934,785    421,731
    Lee & Man Paper Manufacturing, Ltd.             7,511,000  5,377,247
#*  Li Ning Co., Ltd.                               3,947,500  3,594,215
#   Lianhua Supermarket Holdings Co., Ltd. Class H  1,517,600    973,894
#   Lijun International Pharmaceutical Holding
      Co., Ltd.                                     6,948,000  1,875,570
#   Lingbao Gold Co., Ltd. Class H                  1,424,000    311,785
*   LK Technology Holdings, Ltd.                      837,500    165,387
*   Lonking Holdings, Ltd.                         10,823,000  2,192,334
*   Loudong General Nice Resources China
      Holdings, Ltd.                                7,842,140    515,180
*   Luoyang Glass Co., Ltd. Class H                   284,000     51,273
#*  Maanshan Iron & Steel Class H                   7,700,000  1,965,937
#   Magic Holdings International, Ltd.              2,003,600  1,584,255
    Maoye International Holdings, Ltd.              5,611,000  1,077,336
#   Microport Scientific Corp.                      1,885,000  1,279,066
#   MIE Holdings Corp.                              3,484,000    746,456
    MIN XIN Holdings, Ltd.                            418,000    221,174
#*  Mingfa Group International Co., Ltd.            4,888,000  1,323,690
*   Mingyuan Medicare Development Co., Ltd.           510,000     12,178
    Minmetals Land, Ltd.                            5,756,000    823,997
    Minth Group, Ltd.                               2,653,000  5,549,660
#*  MMG, Ltd.                                       7,134,000  1,589,974
*   Nan Hai Corp., Ltd.                            21,750,000    182,385
    Nanjing Panda Electronics Co., Ltd. Class H       886,000    412,301
    Nature Flooring Holding Co., Ltd.                 453,000     82,411
#   NetDragon Websoft, Inc.                           320,044    736,568
    New World China Land, Ltd.                        430,000    236,651
#   New World Department Store China, Ltd.          2,189,462  1,265,405
#   Nine Dragons Paper Holdings, Ltd.               7,473,000  6,156,274
*   North Mining Shares Co., Ltd.                  19,560,000    870,709
    NVC Lighting Holdings, Ltd.                     5,561,000  1,355,309
    O-Net Communications Group, Ltd.                1,308,000    247,868
    Overseas Chinese Town Asia Holdings, Ltd.         764,183    344,984
    Pacific Online, Ltd.                            1,117,365    519,152
#   Parkson Retail Group, Ltd.                      4,105,000  1,403,938
*   PAX Global Technology, Ltd.                     1,141,000    484,107
#   Peak Sport Products Co., Ltd.                   2,750,000    631,358
*   PetroAsian Energy Holdings, Ltd.                3,192,000     66,804
#   Phoenix Satellite Television Holdings, Ltd.     5,384,000  1,896,151
#   Poly Property Group Co., Ltd.                   8,597,000  5,292,911
    Ports Design, Ltd.                              1,600,000  1,191,516

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
CHINA -- (Continued)
*   Pou Sheng International Holdings, Ltd.          4,946,806 $  261,353
    Powerlong Real Estate Holdings, Ltd.            5,740,000  1,193,063
#   Prince Frog International Holdings, Ltd.          883,000    530,734
*   Prosperity International Holdings HK, Ltd.      5,020,000    191,064
    Qingling Motors Co., Ltd. Class H               1,694,000    520,077
    Qunxing Paper Holdings Co., Ltd.                  669,913    174,369
*   Real Gold Mining, Ltd.                            300,500     54,263
    Real Nutriceutical Group, Ltd.                  3,141,000    814,251
    Regent Manner International Holdings, Ltd.      2,844,000    491,308
#*  Renhe Commercial Holdings Co., Ltd.            52,418,000  2,949,031
#   REXLot Holdings, Ltd.                          35,000,000  3,070,727
*   Richly Field China Development, Ltd.            6,980,000         --
    Road King Infrastructure, Ltd.                  1,142,000  1,150,763
    Royale Furniture Holdings, Ltd.                 1,252,250     65,455
    Samson Holding, Ltd.                            3,281,000    456,593
    Sany Heavy Equipment International Holdings
      Co., Ltd.                                     4,149,000  1,203,297
    Sateri Holdings, Ltd.                             119,500     23,162
#*  Semiconductor Manufacturing International
      Corp.                                        94,444,000  6,986,736
    Shandong Chenming Paper Holdings, Ltd. Class H  1,308,000    534,829
    Shandong Molong Petroleum Machinery Co., Ltd.
      Class H                                       1,052,962    355,664
    Shanghai Industrial Holdings, Ltd.                778,000  2,557,481
#*  Shanghai Industrial Urban Development Group,
      Ltd.                                          6,934,000  1,718,132
    Shanghai Jin Jiang International Hotels Group
      Co., Ltd. Class H                             4,348,000  1,049,542
    Shanghai Prime Machinery Co., Ltd. Class H      4,298,000    504,484
*   Shanghai Zendai Property, Ltd.                  8,390,000    164,957
    Shengli Oil & Gas Pipe Holdings, Ltd.           4,506,000    244,334
#   Shenguan Holdings Group, Ltd.                   4,814,000  2,150,069
#   Shenzhen Expressway Co., Ltd. Class H           3,242,400  1,371,848
    Shenzhen International Holdings, Ltd.          44,424,276  5,442,561
    Shenzhen Investment, Ltd.                      12,530,912  5,014,207
    Shenzhou International Group Holdings, Ltd.     1,630,000  5,588,663
*   Shougang Concord Century Holdings, Ltd.           265,153     10,578
#*  Shougang Concord International Enterprises
      Co., Ltd.                                    22,396,000  1,111,137
#   Shougang Fushan Resources Group, Ltd.          21,052,000  7,061,956
    Shui On Land, Ltd.                             17,840,143  6,199,149
    Sichuan Expressway Co., Ltd. Class H            3,964,000  1,181,183
    Sihuan Pharmaceutical Holdings Group, Ltd.      8,615,000  6,419,025
*   Sijia Group Co.                                 1,076,350    190,197
    Silver Grant International                      4,750,000    649,092
*   SIM Technology Group, Ltd.                        510,000     21,388
    Sino Biopharmaceutical                         13,536,000  9,497,013
*   Sino Dragon New Energy Holdings, Ltd.           1,264,000     48,050
*   Sino Oil And Gas Holdings, Ltd.                42,847,766  1,173,442
#   Sino-Ocean Land Holdings, Ltd.                 12,793,851  8,112,580
    Sinofert Holdings, Ltd.                        11,291,327  1,833,354
*   Sinolink Worldwide Holdings, Ltd.              10,218,800  1,001,577
    SinoMedia Holding, Ltd.                           832,000    769,593
#   Sinopec Kantons Holdings, Ltd.                  3,946,000  3,599,817
#*  Sinopec Yizheng Chemical Fibre Co., Ltd.
      Class H                                       4,164,000  1,153,625
#*  Sinopoly Battery, Ltd.                         23,980,000  1,144,319
    Sinotrans Shipping, Ltd.                        5,003,586  1,645,603
    Sinotrans, Ltd. Class H                         6,542,000  1,611,685

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
CHINA -- (Continued)
    Sinotruk Hong Kong, Ltd.                        2,735,000 $1,432,191
    SITC International Holdings Co., Ltd.           1,181,000    500,868
    Skyworth Digital Holdings, Ltd.                 9,088,892  4,409,084
*   SMI Corp., Ltd.                                 7,948,066    204,294
*   Solargiga Energy Holdings, Ltd.                 5,579,000    266,274
    Sparkle Roll Group, Ltd.                        6,616,000    444,130
    Springland International Holdings, Ltd.         1,099,000    601,341
    SPT Energy Group, Inc.                            386,000    212,461
*   SRE Group, Ltd.                                15,994,346    576,766
#   Sunac China Holdings, Ltd.                      5,986,000  4,153,992
#   Sunny Optical Technology Group Co., Ltd.        2,178,000  2,120,735
    TCC International Holdings, Ltd.                4,185,098  1,549,040
*   TCL Communication Technology Holdings, Ltd.     2,285,198  2,080,303
    TCL Multimedia Technology Holdings, Ltd.        2,874,510  1,183,338
*   Tech Pro Technology Development, Ltd.           3,416,000  1,647,566
    Tenfu Cayman Holdings Co Ltd                        2,000        994
#   Texhong Textile Group, Ltd.                     1,108,000  1,938,713
    Tian An China Investment                        1,383,000  1,141,493
    Tian Shan Development Holding, Ltd.             1,196,000    399,495
    Tiangong International Co., Ltd.                5,884,000  1,509,882
    Tianjin Capital Environmental Protection
      Group Co., Ltd. Class H                       1,572,000    636,722
#*  Tianjin Development Hldgs, Ltd.                 2,116,000  1,405,478
    Tianjin Port Development Holdings, Ltd.         8,746,800  1,522,723
#   Tianneng Power International, Ltd.              3,112,048  1,175,539
#   Tomson Group, Ltd.                              1,060,443    328,492
#   Tong Ren Tang Technologies Co., Ltd. Class H    1,085,000  3,289,565
*   Tonic Industries Holdings, Ltd.                 1,208,000    359,058
*   Tonly Electronics Holdings, Ltd.                  287,451    169,438
#   Towngas China Co., Ltd.                         3,915,000  3,864,534
    TPV Technology, Ltd.                            3,319,964    702,489
    Travelsky Technology, Ltd. Class H              3,840,090  3,284,429
    Trigiant Group, Ltd.                              502,000    190,361
*   Trony Solar Holdings Co., Ltd.                  1,757,000    142,772
#   Truly International Holdings                    5,411,573  3,453,901
#   Uni-President China Holdings, Ltd.                998,000    994,578
#*  United Energy Group, Ltd.                      13,030,450  2,036,338
    Vinda International Holdings, Ltd.              2,394,000  3,402,112
*   VODone, Ltd.                                   13,697,600  1,183,546
    Wanguo International Mining Group, Ltd.            10,000      5,003
#   Wasion Group Holdings, Ltd.                     2,256,000  1,413,389
    Weiqiao Textile Co. Class H                     2,212,000  1,348,850
    Welling Holding, Ltd.                           3,774,000    793,397
#   West China Cement, Ltd.                        12,022,000  1,797,757
*   Winsway Coking Coal Holdings, Ltd.              6,108,000    464,282
*   Winteam Pharmaceutical Group, Ltd.              2,036,000    916,617
    Wumart Stores, Inc. Class H                     1,520,000  2,531,278
    Xiamen International Port Co., Ltd. Class H     5,166,000    699,893
    Xiangyu Dredging Holdings, Ltd.                 1,233,000    314,706
    Xingda International Holdings, Ltd.             4,284,000  2,603,230
    Xinhua Winshare Publishing and Media Co.,
      Ltd. Class H                                    307,103    180,355
#   Xinjiang Goldwind Science & Technology Co.,
      Ltd. Class H                                  1,852,800  1,891,596
#*  Xinjiang Xinxin Mining Industry Co., Ltd.
      Class H                                       3,167,598    497,464

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
CHINA -- (Continued)
    Xiwang Property Holdings Co., Ltd.              3,103,178 $    443,883
    XTEP International Holdings                     2,918,000    1,438,111
#*  Yanchang Petroleum International, Ltd.         18,300,000      802,818
    Yantai North Andre Juice Co. Class H              306,000       76,327
    Yingde Gases Group Co., Ltd.                    3,681,500    3,769,916
    Yip's Chemical Holdings, Ltd.                   1,332,000    1,119,329
    Youyuan International Holdings, Ltd.            1,081,700      314,604
    Yuanda China Holdings, Ltd.                     5,726,000      486,922
    Yuexiu Property Co., Ltd.                      21,725,432    6,056,018
#   Yuexiu Transport Infrastructure, Ltd.           2,788,018    1,463,105
    Yuzhou Properties Co.                           4,016,120      984,486
    Zall Development Group, Ltd.                      602,000      244,603
#   Zhaojin Mining Industry Co., Ltd.               3,187,000    2,561,652
    Zhejiang Expressway Co., Ltd. Class H           5,900,000    5,386,491
    Zhengzhou Coal Mining Machinery Group Co.,
      Ltd. Class H                                    383,800      231,616
*   Zhong An Real Estate, Ltd.                      2,231,400      442,775
#   Zhongsheng Group Holdings, Ltd.                 2,473,000    3,939,427
*   Zhuguang Holdings Group Co., Ltd.                 306,758       91,334
#   Zhuzhou CSR Times Electric Co., Ltd. Class H    1,824,000    6,476,469
                                                              ------------
TOTAL CHINA                                                    608,184,916
                                                              ------------
COLOMBIA -- (0.0%)
    Constructora Conconcreto SA                       223,636      165,451
    Empresa de Telecomunicaciones de Bogota           679,989      139,422
*   Fabricato SA                                   13,706,296      103,937
    Grupo Odinsa SA                                    38,440      175,508
    Mineros SA                                        101,104      181,921
                                                              ------------
TOTAL COLOMBIA                                                     766,239
                                                              ------------
HONG KONG -- (0.0%)
*   China Water Industry Group, Ltd.                1,192,000      222,818
*   Coslight Technology International Group, Ltd.     382,000      220,320
*   EC-Founder Holdings Co., Ltd.                      28,000        3,457
*   FU JI Food and Catering Services Holdings,
      Ltd.                                            185,780       38,843
*   Newton Resources, Ltd.                            442,000       32,500
    Tibet 5100 Water Resources Holdings, Ltd.         144,000       55,899
    World Wide Touch Technology Holdings, Ltd.      2,920,000      211,055
                                                              ------------
TOTAL HONG KONG                                                    784,892
                                                              ------------
HUNGARY -- (0.0%)
*   Danubius Hotel and SpA P.L.C.                      44,003      961,309
#*  FHB Mortgage Bank P.L.C.                           27,009       44,067
*   PannErgy                                          139,592      189,653
                                                              ------------
TOTAL HUNGARY                                                    1,195,029
                                                              ------------
INDIA -- (6.5%)
*   3M India, Ltd.                                      5,535      297,791
*   ABG Shipyard, Ltd.                                125,715      596,934
*   Advanta Ltd.                                      148,946      275,375
    Agro Tech Foods, Ltd.                              54,133      457,107
    AIA Engineering, Ltd.                              44,197      279,405

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
INDIA -- (Continued)
    Ajanta Pharma, Ltd.                               88,658 $1,276,618
    Akzo Nobel India, Ltd.                            67,372    913,603
    Alembic Pharmaceuticals, Ltd.                    454,040  1,466,411
    Alembic, Ltd.                                      9,514      2,322
    Allahabad Bank                                   720,193  1,073,269
*   Alok Industries, Ltd.                          5,145,694    665,376
    Alstom India, Ltd.                               123,147    698,133
    Amara Raja Batteries, Ltd.                       418,944  2,137,983
    Amtek Auto, Ltd.                                 561,721    592,146
    Amtek India, Ltd.                                287,646    302,231
    Anant Raj, Ltd.                                1,147,745  1,033,626
    Andhra Bank                                      622,304    593,810
*   Andhra Pradesh Paper Mills                        57,705    264,164
    Apollo Hospitals Enterprise, Ltd.                 97,353  1,431,777
    Apollo Tyres, Ltd.                             1,343,286  1,491,387
    Arvind, Ltd.                                   1,340,968  2,320,144
*   Asahi India Glass, Ltd.                          257,301    182,264
    Ashok Leyland, Ltd.                            7,572,526  2,129,202
    Asian Hotels East, Ltd.                            4,536     10,097
    Atul, Ltd.                                        47,893    294,145
    Aurobindo Pharma, Ltd.                         1,129,123  3,978,146
    Automotive Axles, Ltd.                            17,459     74,886
    Bajaj Corp., Ltd.                                186,590    743,455
    Bajaj Electricals, Ltd.                          210,674    566,183
    Bajaj Finance, Ltd.                               62,702  1,390,450
    Bajaj Finserv, Ltd.                              126,975  1,323,867
    Bajaj Hindusthan, Ltd.                           582,277    128,549
    Bajaj Holdings and Investment, Ltd.               92,719  1,247,042
    Balkrishna Industries, Ltd.                      146,756    657,693
    Ballarpur Industries, Ltd.                     1,135,420    237,034
    Balmer Lawrie & Co., Ltd.                         56,620    284,992
    Balrampur Chini Mills, Ltd.                      939,117    626,512
    Bank Of Maharashtra                              849,337    544,100
    Bannari Amman Sugars, Ltd.                        15,663    191,399
    BASF India, Ltd.                                  48,794    474,737
    Bata India, Ltd.                                 145,561  2,161,823
    BEML, Ltd.                                        23,278     71,200
    Berger Paints India, Ltd.                        749,837  2,797,193
    Bharat Forge, Ltd.                               664,519  3,222,917
    Bhushan Steel, Ltd.                              393,995  3,079,590
    Biocon, Ltd.                                     489,923  2,753,495
    Birla Corp., Ltd.                                107,350    375,427
    Blue Dart Express, Ltd.                           21,966  1,005,725
    Blue Star, Ltd.                                  153,266    377,293
    Bombay Burmah Trading Co.                         43,374     80,005
    Bombay Dyeing & Manufacturing Co., Ltd.          785,565    873,424
*   Bombay Rayon Fashions, Ltd.                       17,322     53,826
    Brigade Enterprises, Ltd.                         43,783     39,760
    Britannia Industries, Ltd.                       230,022  3,509,936
    Capital First, Ltd.                               68,029    169,688
    Carborundum Universal, Ltd.                      329,688    607,887
    Central Bank Of India                          1,150,860  1,019,457

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
INDIA -- (Continued)
    Century Plyboards India, Ltd.                    137,796 $   62,414
    Century Textiles & Industries, Ltd.              298,556  1,327,464
    CESC, Ltd.                                       541,425  3,283,872
    Chambal Fertilizers & Chemicals, Ltd.            925,327    523,274
*   Chennai Petroleum Corp., Ltd.                    204,192    174,766
    Cholamandalam Investment and Finance Co., Ltd.    71,956    267,487
    City Union Bank, Ltd.                          1,261,325    987,978
    Clariant Chemicals India, Ltd.                    37,911    362,579
    Claris Lifesciences, Ltd.                         95,636    274,926
    CMC, Ltd.                                         60,897  1,336,782
*   Core Education & Technologies, Ltd.               72,685     22,449
    Coromandel International, Ltd.                   493,394  1,779,778
    Corp. Bank                                       206,338    961,118
    Cox & Kings, Ltd.                                204,677    305,700
    Crompton Greaves, Ltd.                         2,205,917  3,788,887
    Dalmia Bharat, Ltd.                               57,965    113,384
    DB Corp., Ltd.                                    39,040    168,053
*   DB Realty, Ltd.                                  790,475    785,017
    DCM Shriram Consolidated                         213,725    192,507
    Deepak Fertilisers & Petrochemicals Corp.,
      Ltd.                                           147,728    252,060
    Delta Corp., Ltd.                                535,652    763,547
*   DEN Networks, Ltd.                               343,697    827,356
    Dena Bank                                        565,693    493,673
*   Development Credit Bank, Ltd.                  1,459,229  1,216,219
    Dewan Housing Finance Corp., Ltd.                 27,941     69,620
*   Dish TV India, Ltd.                            3,087,132  2,694,249
    Dredging Corp. Of India, Ltd.                     21,673     89,293
    eClerx Services, Ltd.                             33,430    540,399
    Edelweiss Financial Services, Ltd.               350,535    173,769
*   Educomp Solutions, Ltd.                          153,577     59,595
    Eicher Motors, Ltd.                               48,396  3,116,201
    EID Parry India, Ltd.                            333,058    774,724
    EIH, Ltd.                                        476,626    426,228
    Elder Pharmaceuticals, Ltd.                       41,972    215,476
    Electrosteel Castings, Ltd.                      126,195     27,885
    Elgi Equipments, Ltd.                            224,474    293,174
    Emami, Ltd.                                      123,047    993,014
    Engineers India, Ltd.                            270,237    777,753
    Entertainment Network India, Ltd.                 48,584    253,226
*   Era Infra Engineering, Ltd.                      461,515    284,667
    Eros International Media, Ltd.                   193,747    497,228
    Escorts, Ltd.                                    404,569    636,580
    Ess Dee Aluminium, Ltd.                           99,250    819,806
*   Essar Oil, Ltd.                                1,888,952  1,600,749
    Essar Ports, Ltd.                                417,957    414,939
*   Essar Shipping, Ltd.                             112,311     32,556
    Essel Propack, Ltd.                              100,852     70,376
    FAG Bearings India, Ltd.                          28,675    628,067
    FDC, Ltd.                                        316,669    455,964
    Federal Bank, Ltd.                             3,805,760  5,105,046
*   Federal-Mogul Goetze India, Ltd.                  61,495    196,932
    Finolex Cables, Ltd.                             211,462    208,171

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
INDIA -- (Continued)
    Finolex Industries, Ltd.                         288,984 $  605,610
*   Firstsource Solutions, Ltd.                      158,613     53,448
*   Fortis Healthcare, Ltd.                          691,308  1,103,026
*   Fresenius Kabi Oncology, Ltd.                    203,585    428,778
*   Future Consumer Enterprise, Ltd.                 651,339     62,184
*   Future Lifestyle Fashions, Ltd.                   21,868     25,264
    Future Retail, Ltd.                                2,575      3,184
    Gammon India, Ltd.                               105,203     22,718
    Gateway Distriparks, Ltd.                        272,978    505,407
    Gillette India, Ltd.                              12,677    430,317
*   Gitanjali Gems, Ltd.                             195,505    207,186
    GMR Infrastructure, Ltd.                       9,412,702  3,319,055
    Godfrey Phillips India, Ltd.                       3,364    143,450
    Godrej Industries, Ltd.                          212,412  1,017,127
    Godrej Properties, Ltd.                          141,925    844,598
*   Gokul Refoils & Solvent, Ltd.                     27,697      8,095
    Graphite India, Ltd.                             281,800    346,139
    Gravita India, Ltd.                               24,791     10,540
    Great Eastern Shipping Co., Ltd. (The)           407,286  1,844,687
    Greaves Cotton, Ltd.                             497,355    485,077
    Grindwell Norton, Ltd.                            18,171     74,615
    Gruh Finance, Ltd.                               111,195    418,761
*   GTL Infrastructure, Ltd.                       1,914,832     49,884
    Gujarat Alkalies & Chemicals, Ltd.               178,029    466,438
    Gujarat Fluorochemicals, Ltd.                    156,927    634,414
    Gujarat Gas Co., Ltd.                             49,046    230,504
    Gujarat Industries Power Co., Ltd.                 6,329      6,261
    Gujarat Mineral Development Corp., Ltd.          511,414    855,675
    Gujarat Narmada Valley Fertilizers &
      Chemicals, Ltd.                                198,781    199,172
*   Gujarat NRE Coke, Ltd.                         1,687,048    357,233
*   Gujarat Pipavav Port, Ltd.                           935        760
    Gujarat State Fertilisers & Chemicals, Ltd.      684,362    664,727
    Gujarat State Petronet, Ltd.                   1,082,636    985,639
    Gulf Oil Corp., Ltd.                             118,401    152,257
*   GVK Power & Infrastructure, Ltd.               4,576,430    539,661
*   Hathway Cable & Datacom, Ltd.                    295,361  1,367,673
    Havells India, Ltd.                              371,251  4,475,025
*   HCL Infosystems, Ltd.                            690,722    264,052
    HEG, Ltd.                                         60,181    168,511
*   HeidelbergCement India, Ltd.                     348,433    212,484
*   Hexa Tradex, Ltd.                                 73,518     16,768
    Hexaware Technologies, Ltd.                    1,467,575  3,161,854
*   Himachal Futuristic Communications, Ltd.       2,540,882    353,243
    Hinduja Global Solutions, Ltd.                    30,903    187,172
    Hinduja Ventures, Ltd.                            36,075    156,366
*   Hindustan Construction Co., Ltd.               1,572,759    362,424
*   Hindustan Oil Exploration Co., Ltd.              138,575     81,115
    Hindustan Petroleum Corp., Ltd.                  513,310  1,680,247
    Honeywell Automation India, Ltd.                  13,295    535,161
*   Hotel Leela Venture, Ltd.                        540,246    137,651
*   Housing Development & Infrastructure, Ltd.     1,473,669  1,024,960
    HSIL, Ltd.                                        84,508    112,062

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
INDIA -- (Continued)
    HT Media, Ltd.                                    99,860 $  134,350
    ICRA, Ltd.                                        12,942    275,384
    IDBI Bank, Ltd.                                  893,575    982,947
    IL&FS Transportation Networks, Ltd.               80,383    141,235
    India Cements, Ltd.                            1,151,087    936,095
    India Infoline, Ltd.                           1,083,761  1,004,418
    Indiabulls Housing Finance, Ltd.                 357,294  1,228,108
    Indian Bank                                      257,317    352,981
    Indian Hotels Co., Ltd.                        2,327,743  1,856,006
    Indian Overseas Bank                           1,192,092    988,248
    Indo Rama Synthetics India                        40,886     12,577
    Indoco Remedies, Ltd.                             92,250    121,988
    Indraprastha Gas, Ltd.                           468,548  2,097,484
    Info Edge India, Ltd.                            124,415    790,521
    Infotech Enterprises, Ltd.                       187,578    767,476
    ING Vysya Bank, Ltd.                              21,126    202,807
    Ingersoll-Rand India, Ltd.                        38,417    207,552
    Ipca Laboratories, Ltd.                          370,908  4,103,323
    IRB Infrastructure Developers, Ltd.              985,772  1,288,189
*   IVRCL, Ltd.                                      370,522     78,845
    Jagran Prakashan, Ltd.                           390,304    542,578
    Jai Corp., Ltd.                                  209,493    170,862
    Jain Irrigation Systems, Ltd.                  1,786,745  1,944,486
    Jaiprakash Associates, Ltd.                    4,691,232  3,636,442
*   Jaiprakash Power Ventures, Ltd.                4,754,186  1,423,613
    Jammu & Kashmir Bank, Ltd.                       148,932  3,181,065
    Jaypee Infratech, Ltd.                         1,534,242    447,045
    JB Chemicals & Pharmaceuticals, Ltd.              31,979     52,792
    JBF Industries, Ltd.                             138,719    183,110
*   Jet Airways India, Ltd.                          159,407    883,248
    Jindal Drilling & Industries, Ltd.                13,908     39,073
    Jindal Poly Films, Ltd.                           90,006    204,479
*   Jindal Poly Investments and Finance Co., Ltd.     22,502      1,904
    Jindal Saw, Ltd.                                 798,003    618,778
*   Jindal Stainless, Ltd.                           282,767    176,412
    JK Cement, Ltd.                                  111,995    353,147
    JK Lakshmi Cement, Ltd.                          204,789    224,194
    JM Financial, Ltd.                             2,073,645    939,550
    JSW Energy, Ltd.                                 960,161    724,346
    JSW Steel, Ltd.                                   28,661    401,585
*   Jubilant Foodworks, Ltd.                         278,198  5,505,626
    Jubilant Life Sciences, Ltd.                     293,887    477,292
    Jyothy Laboratories, Ltd.                        383,555  1,161,674
    Kajaria Ceramics, Ltd.                           172,532    677,683
    Kakinada Fertilizers, Ltd.                       632,948    115,456
    Kalpataru Power Transmission, Ltd.               140,279    177,208
    Kansai Nerolac Paints, Ltd.                       10,598    198,379
    Karnataka Bank, Ltd.                           1,085,634  1,792,773
    Karur Vysya Bank, Ltd.                           204,356  1,139,339
    Kaveri Seed Co., Ltd.                             31,121    805,415
    KEC International, Ltd.                          399,666    235,744
    Kesoram Industries, Ltd.                         135,165    133,741

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
INDIA -- (Continued)
    Kewal Kiran Clothing, Ltd.                         1,598 $   24,754
    Kirloskar Brothers, Ltd.                             817      2,063
    Kirloskar Oil Engines, Ltd.                      218,179    530,781
    KPIT Cummins Infosystems, Ltd.                   732,821  1,739,757
    KSB Pumps, Ltd.                                   27,708    108,422
*   KSK Energy Ventures, Ltd.                         53,677     52,123
    Lakshmi Machine Works, Ltd.                       19,503    746,318
    Lakshmi Vilas Bank, Ltd.                         238,720    284,416
*   Lanco Infratech, Ltd.                          3,460,422    345,682
*   Mahanagar Telephone Nigam                        462,353    108,019
    Maharashtra Seamless, Ltd.                       108,527    280,637
    Mahindra & Mahindra Financial Services, Ltd.     454,445  2,097,918
    Mahindra Holidays & Resorts India, Ltd.           45,208    159,187
    Mahindra Lifespace Developers, Ltd.               61,546    428,733
    Man Infraconstruction, Ltd.                       25,035     48,610
    Mandhana Industries, Ltd.                         54,218    203,153
*   Mangalore Refinery & Petrochemicals, Ltd.        104,167     67,832
    Marico, Ltd.                                     323,452  1,109,663
    MAX India, Ltd.                                  749,232  2,301,387
    McLeod Russel India, Ltd.                        298,850  1,332,622
*   Mercator, Ltd.                                   612,469    125,262
    Merck, Ltd.                                       20,801    189,632
    MindTree, Ltd.                                    84,680  1,908,264
    MOIL, Ltd.                                       158,280    601,590
    Monnet Ispat & Energy, Ltd.                       75,091    159,420
    Monsanto India, Ltd.                              25,633    291,960
    Motherson Sumi Systems, Ltd.                     942,233  4,115,996
    Motilal Oswal Financial Services, Ltd.             4,879      5,585
    Mphasis, Ltd.                                    214,064  1,473,240
    MRF, Ltd.                                          9,265  2,359,746
*   Nagarjuna Oil Refinery, Ltd.                     575,408     39,850
    Nahar Capital and Financial Services, Ltd.         6,766      5,111
    Nahar Polyfilms, Ltd.                             24,000      4,677
    Natco Pharma, Ltd.                                89,514    982,272
    National Aluminium Co., Ltd.                      36,830     21,968
    Nava Bharat Ventures, Ltd.                        13,117     33,285
    Navneet Education, Ltd.                          383,995    338,824
    NCC, Ltd.                                      1,258,711    532,097
    NESCO, Ltd.                                       38,589    441,874
    NIIT Technologies, Ltd.                          232,343  1,055,331
    NIIT, Ltd.                                       167,888     54,224
    Nitin Fire Protection Industries, Ltd.           618,739    612,517
    Noida Toll Bridge Co., Ltd.                      158,808     53,293
    Oberoi Realty, Ltd.                               72,388    222,282
    OCL India, Ltd.                                   51,578    117,703
    OMAXE, Ltd.                                      384,234    878,387
    Orchid Chemicals & Pharmaceuticals, Ltd.          96,250     76,464
    Orient Cement Ltd.                               351,095    214,701
    Orient Paper & Industries, Ltd.                  139,559     17,584
    Oriental Bank of Commerce                        543,785  1,594,479
    Orissa Minerals Development Co., Ltd.              6,645    229,939
*   Oswal Chemicals & Fertilizers                     29,723     10,632

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
INDIA -- (Continued)
    Page Industries, Ltd.                             18,538 $1,350,777
*   Panacea Biotec, Ltd.                              45,996     79,447
*   Parsvnath Developers, Ltd.                       602,762    256,812
    Peninsula Land, Ltd.                             357,947    178,697
    Persistent Systems, Ltd.                          62,419    824,480
*   Peter England Fashions and Retail, Ltd.              515        849
    Petronet LNG, Ltd.                                53,993    108,481
    Pfizer, Ltd.                                      17,895    313,461
    Phoenix Mills, Ltd.                              158,394    602,549
    PI Industries, Ltd.                               27,020     90,688
    Pidilite Industries, Ltd.                        658,148  3,082,255
*   Pipavav Defence & Offshore Engineering Co.,
      Ltd.                                         1,532,809  1,283,985
    Piramal Enterprises, Ltd.                        237,828  2,177,078
*   Plethico Pharmaceuticals, Ltd.                    68,473     38,494
    Polaris Financial Technology, Ltd.               331,305    772,170
    Praj Industries, Ltd.                             78,749     49,134
    Prestige Estates Projects, Ltd.                  503,561  1,173,025
*   Prime Focus, Ltd.                                113,893     59,261
*   Prism Cement, Ltd.                               594,068    258,325
    Procter & Gamble Hygiene & Health Care, Ltd.       4,185    187,451
    PTC India Financial Services, Ltd.               583,539    106,229
    PTC India, Ltd.                                1,436,908  1,308,637
*   Punj Lloyd, Ltd.                               1,344,331    615,731
    Punjab & Sind Bank                               252,456    181,764
    Radico Khaitan, Ltd.                             450,833  1,067,575
    Rain Industries, Ltd.                            546,486    322,009
    Rajesh Exports, Ltd.                             106,849    166,194
    Rallis India, Ltd.                               510,278  1,318,796
    Ramco Cements, Ltd. (The)                        423,183  1,221,414
    Raymond, Ltd.                                    245,800  1,067,035
    Redington India, Ltd.                            799,018    803,894
    REI Agro, Ltd.                                 3,516,058    365,713
    Rolta India, Ltd.                                724,825    740,411
    Ruchi Soya Industries, Ltd.                      516,585    293,825
    S Mobility, Ltd.                                  70,822     42,757
    Sadbhav Engineering, Ltd.                        115,302    119,060
    Sanofi India, Ltd.                                24,044    960,325
*   Sanwaria Agro Oils, Ltd.                         161,301     44,435
*   Schneider Electric Infrastructure, Ltd.          252,369    264,224
*   Shipping Corp. of India, Ltd.                  1,026,945    579,556
    Shoppers Stop, Ltd.                              156,909    873,134
    Shree Cement, Ltd.                                 7,192    518,470
    Shree Renuka Sugars, Ltd.                      3,517,973  1,292,576
    Sintex Industries, Ltd.                          951,753    506,961
*   SITI Cable Network, Ltd.                         246,036     70,865
    SJVN, Ltd.                                       530,895    166,042
    SKF India, Ltd.                                   76,599    746,121
    Sobha Developers, Ltd.                           342,053  1,725,667
    Solar Industries India, Ltd.                      25,815    418,132
    South Indian Bank, Ltd.                        2,020,693    695,015
    SREI Infrastructure Finance, Ltd.                223,216     74,730
    SRF, Ltd.                                        111,948    298,093

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
INDIA -- (Continued)
*   Star Ferro and Cement, Ltd.                       137,796 $   51,571
    State Bank of Bikaner & Jaipur                     68,999    363,875
*   Sterling Biotech, Ltd.                            305,767     25,922
    Sterlite Technologies, Ltd.                       745,823    251,978
    Strides Arcolab, Ltd.                             338,221  4,800,945
    Styrolution ABS India, Ltd.                        23,441    146,721
*   Sun Pharma Advanced Research Co., Ltd.            611,693  1,298,261
    Sundaram Finance, Ltd.                             34,562    298,151
    Sundaram-Clayton, Ltd.                              3,890     18,282
    Sundram Fasteners, Ltd.                           283,916    166,704
    Supreme Industries, Ltd.                          179,336  1,141,915
    Supreme Petrochem, Ltd.                           103,075     96,772
*   Surana Industries, Ltd.                            14,879     18,182
*   Suzlon Energy, Ltd.                             7,128,765  1,112,542
    Swaraj Engines, Ltd.                                3,100     24,981
    Syndicate Bank                                  1,134,602  1,512,248
    Tata Chemicals, Ltd.                              421,074  1,837,563
    Tata Communications, Ltd.                         498,486  2,143,022
    Tata Elxsi, Ltd.                                   51,574    182,374
    Tata Global Beverages, Ltd.                     1,757,293  4,688,806
    Tata Investment Corp., Ltd.                        26,714    175,023
*   Tata Teleservices Maharashtra, Ltd.             2,634,052    301,154
    Tech Mahindra, Ltd.                               170,401  4,295,227
    Techno Electric & Engineering Co., Ltd.            55,792     73,549
    Texmaco Rail & Engineering, Ltd.                  112,853     55,249
    Thermax, Ltd.                                     210,007  2,154,122
    Time Technoplast, Ltd.                             99,668     55,115
    Timken India, Ltd.                                 42,048    106,897
    Titagarh Wagons, Ltd.                              10,598     16,516
    Torrent Pharmaceuticals, Ltd.                     351,812  2,550,603
    Torrent Power, Ltd.                               363,939    495,927
    Trent, Ltd.                                        44,342    664,013
    Triveni Turbine, Ltd.                             179,367    153,274
    TTK Prestige, Ltd.                                 31,862  1,709,445
    Tube Investments of India, Ltd.                   428,458  1,020,790
*   Tulip Telecom, Ltd.                                73,866      9,039
*   TV18 Broadcast, Ltd.                            2,794,097  1,054,421
    TVS Motor Co., Ltd.                             1,379,292  1,140,762
    UCO Bank                                        1,508,995  1,782,068
    Uflex, Ltd.                                        11,351     12,420
    Unichem Laboratories, Ltd.                        226,126    658,496
    Union Bank of India                               406,464    816,496
*   Unitech, Ltd.                                  12,550,150  3,566,786
    United Bank of India                              442,904    243,336
    UPL, Ltd.                                       1,843,739  4,916,877
    Usha Martin, Ltd.                                 643,299    263,488
*   Uttam Galva Steels, Ltd.                           95,387     90,711
    V-Guard Industries, Ltd.                           84,617    671,555
    Vakrangee Software, Ltd.                          374,075    409,723
*   Vardhman Special Steels, Ltd.                      15,258      3,499
    Vardhman Textiles, Ltd.                            79,246    458,191
    Vesuvius India, Ltd.                                1,802     11,213

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares      Value++
                                                   ----------- ------------
INDIA -- (Continued)
*   Videocon Industries, Ltd.                          577,596 $  1,630,706
    Vijaya Bank                                      1,144,972      769,322
    VIP Industries, Ltd.                                74,251       68,840
    Voltas, Ltd.                                       993,937    1,444,865
    VST Industries, Ltd.                                15,968      379,632
    WABCO India, Ltd.                                    8,387      229,493
    Welspun Corp., Ltd.                                706,339      488,498
    Wockhardt, Ltd.                                     46,231      335,309
    Wyeth, Ltd.                                         39,587      408,988
    Zensar Technologies, Ltd.                          104,999      460,071
    Zuari Agro Chemicals, Ltd.                          42,970       65,811
    Zuari Global, Ltd.                                  32,457       27,755
    Zydus Wellness, Ltd.                                65,928      606,199
                                                               ------------
TOTAL INDIA                                                     294,353,584
                                                               ------------
INDONESIA -- (3.2%)
    Ace Hardware Indonesia Tbk PT                   21,556,500    1,166,181
    Adhi Karya Persero Tbk PT                        8,423,000    1,455,691
*   Agis Tbk PT                                     12,930,500      516,029
    Agung Podomoro Land Tbk PT                      33,252,000      824,420
    AKR Corporindo Tbk PT                           13,595,200    5,842,868
    Alam Sutera Realty Tbk PT                       78,688,000    4,243,244
    Aneka Tambang Persero Tbk PT                    27,240,000    3,860,411
    Arwana Citramulia Tbk PT                        14,106,500    1,125,995
    Asahimas Flat Glass Tbk PT                         983,000      719,926
    Astra Graphia Tbk PT                             2,211,000      325,469
*   Bakrie and Brothers Tbk PT                     319,498,500    1,417,159
*   Bakrie Sumatera Plantations Tbk PT              69,505,000      308,387
*   Bakrie Telecom Tbk PT                           80,514,398      356,684
*   Bakrieland Development Tbk PT                  204,925,750      909,668
    Bank Bukopin Tbk PT                             24,854,666    1,431,769
*   Bank Pan Indonesia Tbk PT                       16,708,000    1,064,492
    Bank Pembangunan Daerah Jawa Barat Dan Banten
      Tbk PT                                        15,554,000    1,258,212
*   Bank Permata Tbk PT                                293,000       37,010
    Bank Tabungan Negara Persero Tbk PT             23,216,749    1,998,316
*   Barito Pacific Tbk PT                           11,044,500      470,417
*   Benakat Petroleum Energy Tbk PT                 82,467,500      870,035
*   Berau Coal Energy Tbk PT                        31,804,500      510,777
*   Berlian Laju Tanker Tbk PT                      35,106,366           --
    Bisi International PT                            8,733,000      471,870
*   Borneo Lumbung Energi & Metal Tbk PT            24,410,000      475,665
*   Budi Starch & Sweetener Tbk PT                   5,947,000       50,097
*   Bumi Resources Minerals Tbk PT                   3,718,000       77,403
    Bumi Serpong Damai PT                              555,200       77,017
    BW Plantation Tbk PT                            11,348,000      935,481
*   Central Proteinaprima Tbk PT                    21,920,000       97,237
*   Chandra Asri Petrochemical Tbk PT                   13,500        3,960
    Charoen Pokphand Indonesia Tbk PT                6,711,500    2,319,587
    Ciputra Development Tbk PT                      59,766,080    5,453,158
    Ciputra Property Tbk PT                         18,522,000    1,292,938
    Ciputra Surya Tbk PT                             6,071,500    1,221,506
*   Citra Marga Nusaphala Persada Tbk PT            12,250,000    3,448,748

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ----------- ----------
INDONESIA -- (Continued)
    Clipan Finance Indonesia Tbk PT                  1,482,000 $   55,367
*   Darma Henwa Tbk PT                              72,303,600    320,708
*   Davomas Abadi Tbk PT                            37,629,500         --
*   Delta Dunia Makmur Tbk PT                       31,079,000    239,384
    Elnusa Tbk PT                                    6,082,500    167,173
*   Energi Mega Persada Tbk PT                     229,631,000  1,628,566
*   Ever Shine Textile Tbk PT                        3,654,640     55,115
*   Exploitasi Energi Indonesia Tbk PT              50,011,000  1,153,340
*   Fajar Surya Wisesa Tbk PT                          672,500    119,237
    Gajah Tunggal Tbk PT                            11,176,500  2,278,091
*   Garda Tujuh Buana Tbk PT                           214,000     18,805
*   Garuda Indonesia Persero Tbk PT                 27,753,000  1,205,796
*   Golden Eagle Energy Tbk PT                          98,500     50,616
*   Gozco Plantations Tbk PT                        12,307,700    126,613
*   Hanson International Tbk PT                     30,099,500  1,414,432
    Harum Energy Tbk PT                              4,305,500  1,200,671
    Hexindo Adiperkasa Tbk PT                        1,326,000    370,441
    Holcim Indonesia Tbk PT                          5,818,000  1,328,689
*   Indah Kiat Pulp & Paper Corp. Tbk PT            16,731,500  2,283,181
    Indika Energy Tbk PT                            10,721,500    741,138
*   Indo-Rama Synthetics Tbk PT                        485,000     47,467
*   Inovisi Infracom Tbk PT                          1,536,167    104,862
    Intiland Development Tbk PT                     27,837,532    912,316
    Japfa Comfeed Indonesia Tbk PT                  24,470,000  3,036,716
    Jaya Real Property Tbk PT                        9,837,500    767,881
    Kawasan Industri Jababeka Tbk PT               112,345,945  2,436,548
*   Krakatau Steel Persero Tbk PT                   11,548,000    573,437
*   Lippo Cikarang Tbk PT                            2,907,500  1,736,155
    Malindo Feedmill Tbk PT                          7,671,000  2,293,712
    Matahari Putra Prima Tbk PT                     12,660,128  2,693,051
    Mayora Indah Tbk PT                              3,284,750  8,523,530
    Medco Energi Internasional Tbk PT                9,957,000  2,163,637
    Media Nusantara Citra Tbk PT                       853,485    189,018
    Mitra Adiperkasa Tbk PT                          7,113,000  3,405,953
*   Mitra International Resources Tbk PT             4,604,500     24,081
    MNC Investama Tbk PT                           114,931,400  3,565,720
    Modern Internasional Tbk PT                      4,017,800    304,589
*   Modernland Realty Tbk PT                         8,759,000    629,021
    Multipolar Corp. Tbk PT                         37,781,500  1,356,041
*   Multistrada Arah Sarana Tbk PT                   6,875,500    225,306
    Nippon Indosari Corpindo Tbk PT                    765,000    420,461
    Nusantara Infrastructure Tbk PT                 47,541,000  1,075,445
    Pabrik Kertas Tjiwi Kimia Tbk PT                   557,500     95,668
    Pakuwon Jati Tbk PT                             70,747,200  1,941,311
*   Pan Brothers Tbk PT                                207,000     10,828
*   Panasia Indo Resources Tbk PT                       79,000      2,908
*   Panin Financial Tbk PT                          98,786,000  1,750,983
    Panin Insurance Tbk PT                           8,124,500    512,984
    Panin Sekuritas Tbk PT                              31,500     12,360
    Pembangunan Perumahan Persero Tbk PT            14,755,500  1,712,201
    Perusahaan Perkebunan London Sumatra
      Indonesia Tbk PT                              19,095,000  2,707,697
    Petrosea Tbk PT                                  3,520,500    418,467

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares      Value++
                                                   ----------- ------------
INDONESIA -- (Continued)
*   Polaris Investama Tbk PT                         2,730,500 $    202,896
*   Polychem Indonesia Tbk PT                        5,091,000      135,327
*   PT Texmaco Jaya Tbk                                 93,000           --
    Ramayana Lestari Sentosa Tbk PT                 23,532,000    2,566,978
    Resource Alam Indonesia Tbk PT                   2,489,000      562,331
    Salim Ivomas Pratama Tbk PT                      7,426,000      526,569
*   Samindo Resources Tbk PT                           475,750       26,604
    Sampoerna Agro PT                                5,147,500      811,947
    Samudera Indonesia Tbk PT                          142,500       40,804
    Selamat Sempurna Tbk PT                          5,414,500    1,344,525
*   Sentul City Tbk PT                             198,365,500    3,777,425
    Sinar Mas Agro Resources and Technology Tbk PT   1,037,460      598,014
*   Sugih Energy Tbk PT                             50,950,000    2,077,840
    Summarecon Agung Tbk PT                         67,493,064    6,275,853
*   Sunson Textile Manufacturer Tbk PT               2,325,500       22,877
    Surabaya Agung Industri Pulp & Kertas Tbk PT        64,500        1,144
*   Surya Dumai Industri Tbk                         3,298,500           --
    Surya Semesta Internusa Tbk PT                  30,722,000    2,178,226
*   Suryainti Permata Tbk PT                         7,252,000           --
    Tiga Pilar Sejahtera Food Tbk                   15,893,000    1,859,577
    Timah Persero Tbk PT                            14,327,500    2,056,896
*   Tiphone Mobile Indonesia Tbk PT                    625,000       37,114
    Total Bangun Persada Tbk PT                     10,659,500      699,049
*   Tower Bersama Infrastructure Tbk PT              1,804,000      911,637
*   Trada Maritime Tbk PT                           38,168,513    5,145,529
    Trias Sentosa Tbk PT                            38,725,600    1,031,045
*   Trimegah Securities Tbk PT                       9,740,000       57,951
*   Truba Alam Manunggal Engineering PT             21,316,500       94,551
    Tunas Baru Lampung Tbk PT                       11,087,000      471,794
    Tunas Ridean Tbk PT                             13,838,000      699,454
*   Ultrajaya Milk Industry & Trading Co. Tbk PT     3,595,500    1,569,668
    Unggul Indah Cahaya Tbk PT                          48,239        8,088
*   Visi Media Asia Tbk PT                           1,179,000       25,077
    Wijaya Karya Persero Tbk PT                     16,679,500    2,838,271
                                                               ------------
TOTAL INDONESIA                                                 145,700,605
                                                               ------------
ISRAEL -- (0.0%)
*   Feuchtwanger Investments, Ltd.                       4,200           --
*   Knafaim Holdings, Ltd.                              21,977       42,022
*   Metis Capital, Ltd.                                    919           --
                                                               ------------
TOTAL ISRAEL                                                         42,022
                                                               ------------
MACEDONIA -- (0.0%)
*   Daeho International Corp.                              543           --
*   Hankook Synthetics, Inc.                               550           --
*   ZeroOne Interactive Co., Ltd.                        3,200           --
                                                               ------------
TOTAL MACEDONIA                                                          --
                                                               ------------
MALAYSIA -- (5.7%)
    Adventa Bhd                                          4,600        1,456
    Aeon Co. M Bhd                                   1,071,100    5,425,664

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
MALAYSIA -- (Continued)
    Aeon Credit Service M Bhd                          46,800 $  240,799
    Affin Holdings Bhd                              1,147,100  1,549,342
    Alam Maritim Resources Bhd                      3,550,800  1,787,796
    Allianz Malaysia Bhd                                3,600     11,754
    Amway Malaysia Hldgs                              399,300  1,573,534
*   Ann Joo Resources Bhd                           1,116,650    424,539
*   Anson Perdana Berhad.                              10,000         --
    APM Automotive Holdings Bhd                       459,000    834,652
    Benalec Holdings BHD                            3,915,600  1,477,160
    Berjaya Assets BHD                                810,100    217,895
    Berjaya Corp. Bhd                              17,299,200  2,958,580
    Berjaya Land Bhd                                3,734,000    999,955
    BIMB Holdings Bhd                               2,694,600  4,113,273
    Bintulu Port Holdings Bhd                          25,900     60,780
    BLD Plantation Bhd                                 21,400     57,644
    Bonia Corp. Bhd                                    21,400     23,098
*   Borneo Aqua Harvest Bhd                           757,100    316,624
*   Boustead Heavy Industries Corp. Bhd                 5,400      4,530
    Boustead Holdings Bhd                             999,572  1,656,752
    Bursa Malaysia Bhd                              3,510,700  8,945,447
    Cahya Mata Sarawak Bhd                          1,012,300  1,635,333
    Can-One Bhd                                       452,200    501,467
    Carlsberg Brewery Malaysia Bhd Class B          1,041,100  4,221,456
    Carotech Berhad                                   230,650      1,462
    CB Industrial Product Holding Bhd               1,242,620  1,153,759
    Chin Teck Plantations BHD                          33,000     98,313
    Coastal Contracts Bhd                           1,270,566  1,413,182
    CSC Steel Holdings Bhd                            564,800    236,167
*   Cycle & Carriage Bintang BHD                       15,000     11,837
    Cypark Resources Bhd                            1,096,500    736,301
*   D&O Green Technologies Bhd                        149,900     15,689
    Daibochi Plastic & Packaging Industry Bhd          46,200     52,156
*   Datuk Keramik Holdings Berhad                      24,000         --
    Daya Materials Bhd                              7,393,800    936,921
    Dayang Enterprise Holdings Bhd                  1,401,831  2,436,058
    DRB-Hicom Bhd                                   6,363,800  5,121,046
    Dutch Lady Milk Industries BHD                    140,200  2,065,985
    Eastern & Oriental Bhd                          5,725,000  3,644,165
    ECM Libra Financial Group Bhd                     367,466    122,321
    Eng Kah Corp. Bhd                                  21,890     19,066
    Evergreen Fibreboard Bhd                        1,239,400    186,526
    Eversendai Corp. Bhd                            1,025,700    481,181
    Faber Group BHD                                 1,699,700  1,412,929
    FAR East Holdings BHD                              61,500    146,079
*   Fountain View Development Berhad                  808,200         --
    Fraser & Neave Holdings Bhd                       138,600    817,617
    George Kent Malaysia BHD                           34,200     11,482
    Globetronics Technology BHD                     1,731,760  1,656,931
    Glomac Bhd                                      2,626,000    940,181
*   Golden Plus Holding BHD                           216,000         --
*   Goldis BHD                                        586,677    369,807
    Guan Chong Bhd                                    212,100    104,847

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
MALAYSIA -- (Continued)
    Guinness Anchor Bhd                              806,500 $4,420,011
    GuocoLand Malaysia Bhd                         1,309,200    468,664
    Hai-O Enterprise BHD                             722,380    638,704
    HAP Seng Consolidated Bhd                      5,774,540  4,482,374
    Hap Seng Plantations Holdings Bhd              1,608,500  1,350,301
    Hartalega Holdings Bhd                         1,461,900  3,350,800
    Hiap Teck Venture Bhd                            428,300     97,737
*   HO WAH Genting BHD                             1,947,000    135,715
    Hock Seng LEE BHD                              1,253,616    782,156
    Hong Leong Industries Bhd                        605,900    995,034
*   Hovid Bhd                                        279,300     32,315
    Hua Yang Bhd                                   1,328,400    909,477
    HwangDBS Malaysia BHD                            476,900    648,104
    IGB Corp. Bhd                                  5,689,655  4,798,453
    IGB REIT                                         149,838     56,966
    IJM Land Bhd                                   3,149,900  2,791,102
    IJM Plantations Bhd                            1,645,600  1,690,327
    Inch Kenneth Kajang Rubber                     1,045,300    301,504
    Insas Bhd                                      2,600,781    527,088
    Integrated Logistics Bhd                         379,715    237,132
    Integrax BHD                                     152,000     93,944
    Iris Corp. Bhd                                 6,882,100    588,623
*   JAKS Resources Bhd                             3,430,900    603,922
    Jaya Tiasa Holdings BHD                        1,610,727  1,086,427
    JCY International Bhd                          3,641,000    732,656
    JobStreet Corp. Bhd                               53,400     36,355
    JT International Bhd                             554,100  1,155,630
*   K&N Kenanga Holdings BHD(6486615)              1,205,860    227,281
    K&N Kenanga Holdings BHD(B987B91), 5.000%         79,091         14
*   Karambunai Corp. Bhd                           4,654,100    132,984
    Keck Seng Malaysia Bhd                           828,150  1,858,042
    Kian JOO CAN Factory BHD                       1,893,880  1,903,745
    Kim Loong Resources Bhd                          292,760    224,555
    Kimlun Corp. Bhd                                 727,000    463,290
*   Kinsteel Bhd                                   1,427,600    124,089
    KLCC Property Holdings Bhd                       926,400  1,895,373
*   KNM Group Bhd                                  8,803,950  1,143,572
    Kossan Rubber Industries                       1,664,000  3,369,205
    KPJ Healthcare Bhd                             4,305,350  8,324,145
*   Kretam Holdings BHD                              472,200    519,129
*   KSL Holdings BHD                               1,254,066    820,514
*   KUB Malaysia BHD                               1,353,500    195,299
    Kulim Malaysia BHD                             2,000,900  2,155,726
*   Kumpulan Europlus Bhd                          2,356,500    925,967
    Kumpulan Fima BHD                                897,450    559,988
    Kumpulan Perangsang Selangor Bhd               1,627,000  1,201,260
    Kwantas Corp. BHD                                390,200    255,443
*   Land & General BHD                             4,167,200    462,152
*   Landmarks BHD                                  1,458,600    544,882
    LBS Bina Group Bhd                             1,845,000  1,040,330
    Lingkaran Trans Kota Holdings Bhd                999,500  1,441,353
*   Lion Corp. Bhd                                   374,800     12,456

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
MALAYSIA -- (Continued)
    Lion Industries Corp. Bhd                       3,189,100 $  893,644
    LPI Capital Bhd                                   110,680    578,639
    Magnum Bhd                                      2,819,000  2,958,145
    Mah Sing Group Bhd                              6,864,724  4,869,067
    Malayan Flour Mills Bhd                         1,546,650    666,387
    Malaysia Building Society                       1,341,300  1,190,159
*   Malaysian Airline System Bhd                   31,866,900  3,428,957
    Malaysian Bulk Carriers Bhd                     2,623,100  1,470,792
    Malaysian Pacific Industries Bhd                  348,113    310,952
    Malaysian Resources Corp. Bhd                   9,553,449  4,329,180
*   Mancon Berhad                                      12,000         --
    MBM Resources BHD                               1,157,096  1,378,433
    Media Chinese International, Ltd.               3,058,100  1,036,567
    Media Prima Bhd                                 6,784,803  5,675,542
    Mega First Corp. BHD                              404,800    234,710
*   MEMS Technology Berhad                          1,917,000         --
    MHC Plantations Bhd                                22,300      7,491
    MK Land Holdings BHD                              775,500     89,691
    MKH BHD                                           988,392    801,629
    MNRB Holdings Bhd                                 717,300    795,776
    Mudajaya Group Bhd                              1,568,366  1,381,126
    Muhibbah Engineering M Bhd                      2,947,050  2,203,986
*   Mulpha International Bhd                       12,273,500  1,651,986
    My EG Services Bhd                              2,910,000  2,137,816
    Naim Holdings Bhd                               1,141,000  1,399,122
    NCB Holdings Bhd                                1,147,200  1,319,302
*   Nikko Electronics Berhad                           36,600         --
    NTPM Holdings Bhd                               1,433,180    304,305
    Oldtown Bhd                                     1,454,600  1,143,195
    Oriental Holdings BHD                             182,700    511,715
    OSK Holdings BHD                                2,997,470  1,560,336
    Pacific & Orient BHD                              231,100    106,187
    Padini Holdings Bhd                             3,133,800  1,757,260
    Panasonic Manufacturing Malaysia BHD              159,584  1,183,551
*   Panglobal Berhad                                   14,000         --
    Pantech Group Holdings Bhd                        153,100     49,923
    Paramount Corp. Bhd                               310,100    154,207
    Parkson Holdings Bhd                            1,795,400  2,139,568
*   Pelikan International Corp. Bhd                   216,719     45,968
*   Perdana Petroleum Bhd                           3,194,100  2,063,721
*   Perisai Petroleum Teknologi Bhd                 7,311,700  3,267,158
    Perusahaan Sadur Timah Malay                        5,000      6,321
    Pharmaniaga Bhd                                   286,060    431,188
    Pie Industrial BHD                                140,100    233,014
    PJ Development Holdings Bhd                     1,415,300    533,634
    POS Malaysia BHD                                2,861,100  5,175,559
    Press Metal Bhd                                 1,190,100    926,340
    Prestariang Berhad                                494,200    363,323
*   Prime Utilities Berhad                              3,000         --
    Protasco Bhd                                      457,600    201,516
    Puncak Niaga Holding Bhd                        1,353,220  1,449,744
    QL Resources Bhd                                2,530,920  3,174,797

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
MALAYSIA -- (Continued)
    RCE Capital Bhd                                1,535,850 $  133,448
    Rimbunan Sawit Bhd                             2,719,100    719,231
    Salcon Bhd                                     3,242,600    693,765
    Sarawak Oil Palms Bhd                            451,660    829,918
    Sarawak Plantation Bhd                           106,600     86,186
    Scientex BHD                                     221,862    395,782
*   Scomi Energy Services Bhd                      1,862,300    445,033
*   Scomi Group Bhd                                8,684,100  1,045,306
    SEG International BHD                            279,800    137,447
    Selangor Dredging Bhd                          1,118,200    320,895
    Selangor Properties Bhd                          151,500    201,087
    Shangri-La Hotels Malaysia Bhd                   357,100    782,283
    Shell Refining Co. Federation of Malaya Bhd       30,000     67,736
    SHL Consolidated BHD                             277,400    201,353
    Southern Acids Malaysia BHD                       41,000     35,610
*   SRI Hartemas Berhad                               65,000         --
    Star Publications Malaysia Bhd                 1,356,800  1,070,775
    Subur Tiasa Holdings Bhd                         386,085    235,059
    Sunway Bhd                                     4,942,660  4,364,224
    Supermax Corp. Bhd                             5,402,500  4,516,523
    Suria Capital Holdings Bhd                       672,900    435,057
    Syarikat Takaful Malaysia Bhd                    431,200  1,274,001
*   Symphony Life Bhd                                999,926    380,354
    Ta Ann Holdings Bhd                              908,008  1,076,615
    TA Enterprise Bhd                              8,027,400  1,844,922
    TA Global Bhd                                  5,176,440    483,807
    TAHPS Group Bhd                                    4,000      7,033
    Tambun Indah Land BHD                             92,600     42,262
    TAN Chong Motor Holdings BHD                   1,793,000  3,578,397
*   Tanjung Offshore Bhd                             537,900    105,619
    Tasek Corp. Bhd                                   75,900    376,089
    TDM BHD                                        4,751,200  1,362,810
*   Tebrau Teguh Bhd                               2,552,300  1,091,851
*   TH Heavy Engineering Bhd                       8,049,600  2,206,976
    TH Plantations Bhd                             1,619,060    897,867
*   Time dotCom Bhd                                1,821,888  2,337,187
    Tiong NAM Logistics Holdings                     144,100    221,501
    Top Glove Corp. Bhd                            2,915,360  5,273,506
    TRC Synergy Bhd                                  155,520     28,348
    Tropicana Corp. Bhd                            2,444,700  1,123,434
    TSH Resources Bhd                              2,278,600  1,820,669
    Uchi Technologies Bhd                          1,476,400    678,096
    Unico-Desa Plantations Bhd                     1,853,775    680,950
    Unisem M Bhd                                   4,082,790  1,144,672
    United Malacca Bhd                               396,150    905,281
    United Plantations BHD                           502,000  4,251,042
    UOA Development Bhd                            2,870,500  2,028,407
    Uzma Bhd                                         138,500    207,173
    VS Industry Bhd                                  344,026    147,200
    Wah Seong Corp. Bhd                            2,247,735  1,210,783
    WCT Holdings Bhd                               5,450,840  4,231,200
    Wellcall Holdings Bhd                             18,000     17,001

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
MALAYSIA -- (Continued)
    Wing Tai Malaysia BHD                            620,000 $    514,373
    WTK Holdings BHD                               2,235,200      920,281
    Yinson Holdings BHD                              715,600    1,097,464
    YNH Property Bhd                               1,476,398      842,123
    YTL E-Solutions BHD                            3,485,600      717,544
*   YTL Land & Development BHD                     1,286,200      396,980
    Zhulian Corp. Bhd                              1,045,233    1,483,667
                                                             ------------
TOTAL MALAYSIA                                                257,359,685
                                                             ------------
MEXICO -- (3.8%)
#   Alsea S.A.B. de C.V.                           3,553,447   11,057,499
    Arca Continental S.A.B. de C.V.                  849,825    5,028,377
#*  Axtel S.A.B. de C.V.                           7,002,008    2,205,695
#   Banregio Grupo Financiero S.A.B. de C.V.       1,271,615    7,037,753
#*  Bio Pappel S.A.B. de C.V.                        435,627    1,078,112
#   Bolsa Mexicana de Valores S.A.B. de C.V.       2,992,799    7,106,242
#   Cia Minera Autlan S.A.B. de C.V. Series B        735,296      501,008
#   Compartamos S.A.B. de C.V.                     3,957,362    7,682,843
*   Consorcio ARA S.A.B. de C.V. Series *          6,469,282    2,523,800
#   Corp. Actinver S.A.B. de C.V.                     10,600       11,813
#*  Corp. GEO S.A.B. de C.V. Series B              3,194,830      119,806
    Corp. Inmobiliaria Vesta S.A.B. de C.V.          457,816      877,227
*   Corp. Interamericana de Entretenimiento
      S.A.B. de C.V. Class B                         960,372      655,104
*   Corp. Mexicana de Restaurantes S.A.B. de C.V.      1,323          507
    Corp. Moctezuma S.A.B. de C.V. Series *          861,300    2,705,910
    Corporativo Fragua S.A.B. de C.V.                      3           52
    Corporativo GBM S.A.B. de C.V.                    22,477       15,677
#*  Desarrolladora Homex S.A.B. de C.V.            1,527,543      378,747
#*  Desarrolladora Homex S.A.B. de C.V. ADR           19,076       25,180
*   Empaques Ponderosa SA de CV                      206,000           --
#*  Empresas ICA S.A.B. de C.V.                    3,273,516    6,217,228
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR        741,219    5,640,677
#*  Financiera Independencia S.A.B. de C.V.          199,935       70,950
#*  Genomma Lab Internacional S.A.B. de C.V.
      Class B                                      6,587,305   17,544,605
#*  Gruma S.A.B. de C.V. Class B                   1,690,397   11,622,795
*   Gruma S.A.B. de C.V. Sponsored ADR                33,070      904,795
*   Grupo Aeromexico S.A.B. de C.V.                  669,668      924,388
#   Grupo Aeroportuario del Centro Norte S.A.B.
      de C.V.                                      1,406,017    4,794,397
    Grupo Aeroportuario del Centro Norte S.A.B.
      de C.V. ADR                                      3,642       99,026
    Grupo Aeroportuario del Pacifico S.A.B. de
      C.V. ADR                                        54,326    2,824,409
    Grupo Aeroportuario del Pacifico S.A.B. de
      C.V. Class B                                 1,650,025    8,592,056
    Grupo Aeroportuario del Sureste S.A.B. de
      C.V. ADR                                        57,721    6,869,376
#   Grupo Aeroportuario del Sureste S.A.B. de
      C.V. Class B                                   433,151    5,154,089
    Grupo Cementos de Chihuahua S.A.B. de C.V.       822,000    2,469,355
#   Grupo Comercial Chedraui S.A. de C.V.            466,263    1,453,046
*   Grupo Famsa S.A.B. de C.V. Class A             1,631,348    3,094,588
#   Grupo Herdez S.A.B. de C.V. Series *           1,102,908    3,888,464
    Grupo Industrial Maseca S.A.B. de C.V. Class B   578,600    1,035,048
    Grupo Industrial Saltillo S.A.B. de C.V.         214,861      358,177
    Grupo KUO S.A.B. de C.V. Series B                659,643    1,269,006
*   Grupo Pochteca S.A.B. de C.V.                    547,728      736,335
    Grupo Posadas S.A.B. de C.V.                     198,900      396,359

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
MEXICO -- (Continued)
*   Grupo Qumma S.A. de C.V. Series B                 105,334 $         --
#*  Grupo Simec S.A.B. de C.V. Series B               798,555    2,977,616
*   Grupo Simec S.A.B. de C.V. Sponsored ADR            5,180       57,602
*   Grupo Sports World S.A.B. de C.V.                 304,575      441,202
#   Industrias Bachoco S.A.B. de C.V. ADR              12,806      524,918
    Industrias Bachoco S.A.B. de C.V. Series B        437,208    1,500,559
#*  Industrias CH S.A.B. de C.V. Series B           1,655,914    8,125,208
*   Inmuebles Carso S.A.B. de C.V.                    340,447      339,214
    Megacable Holdings S.A.B. de C.V.                 516,937    1,705,657
*   OHL Mexico S.A.B. de C.V.                         287,968      738,943
#   Organizacion Cultiba S.A.B. de C.V.               211,684      438,059
#*  Promotora y Operadora de Infraestructura
      S.A.B. de C.V.                                1,672,951   16,988,199
    Qualitas Controladora S.A.B. de C.V.               12,200       28,837
*   Sanluis Corp. S.A.B. de C.V.                        4,642           --
*   Sanluis Corp. S.A.B. de C.V. Class B                4,642           --
*   Sanluis Rassini S.A.P.I. de C.V. Series A           3,300           --
*   Savia SA Class A                                  610,700           --
    TV Azteca S.A.B. de C.V.                        7,199,982    3,592,472
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.         2,371,991      285,426
*   Vitro S.A.B. de C.V. Series A                     749,231    1,693,447
                                                              ------------
TOTAL MEXICO                                                   174,407,880
                                                              ------------
PHILIPPINES -- (1.3%)
    A Soriano Corp.                                 3,430,211      557,297
    Aboitiz Equity Ventures, Inc.                     422,440      497,584
    Alsons Consolidated Resources, Inc.             3,647,000      114,796
    Atlas Consolidated Mining & Development         3,296,800      942,748
*   Belle Corp.                                    24,859,400    2,993,355
    Cebu Air, Inc.                                  1,101,140    1,343,810
    Cebu Holdings, Inc.                             3,291,900      443,874
    Century Properties Group, Inc.                  1,924,000       80,966
    China Banking Corp.                               657,192      942,799
    COL Financial Group, Inc.                         130,900       51,574
*   East West Banking Corp.                           458,300      270,941
    EEI Corp.                                       2,776,700      693,286
*   Empire East Land Holdings, Inc.                20,479,000      449,844
    Filinvest Development Corp.                     3,314,322      324,750
    Filinvest Land, Inc.                           78,973,577    2,936,750
    First Gen Corp.                                 8,169,700    3,039,903
    First Philippine Holdings Corp.                 1,774,080    2,852,737
*   Ginebra San Miguel, Inc.                          604,800      365,061
*   Global-Estate Resorts, Inc.                    11,472,000      360,266
    Jollibee Foods Corp.                              161,598      663,728
    Lafarge Republic, Inc.                          2,026,082      436,321
    Leisure & Resorts World Corp.                   1,053,240      157,742
*   Lepanto Consolidated Mining                    37,540,000      372,543
    Lopez Holdings Corp.                           11,875,200    1,326,948
    Macroasia Corp.                                   447,500       21,042
*   Manila Mining Corp.                            66,062,500       33,638
    Manila Water Co., Inc.                          5,507,400    3,184,911
*   Megawide Construction Corp.                       887,900      230,724
    Megaworld Corp.                                23,497,000    2,084,693

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares      Value++
                                                   ----------- -----------
PHILIPPINES -- (Continued)
*   Metro Pacific Corp. Series A                     1,827,193 $        --
    Pepsi-Cola Products Philippines, Inc.            7,629,900     856,546
*   Philex Petroleum Corp.                             287,100      58,064
*   Philippine Bank of Communications                   14,726      22,229
*   Philippine National Bank                           976,145   2,180,549
*   Philippine National Construction Corp.             173,000      19,618
    Philippine Savings Bank                            356,863   1,027,895
    Philippine Stock Exchange, Inc.                     92,710     780,926
*   Philippine Townships, Inc                          318,732      35,038
    Philodrill Corp.                               172,100,000     151,501
    Philtown Properties, Inc                           111,562       3,976
    Philweb Corp.                                    3,070,740     710,058
    Phinma Corp.                                       135,549      42,370
    Phoenix Petroleum Philippines, Inc.                892,880     113,135
    RFM Corp.                                        8,590,268   1,093,081
    Rizal Commercial Banking Corp.                   1,793,640   1,950,982
    Robinsons Land Corp.                             6,756,005   3,544,013
    San Miguel Pure Foods Co., Inc.                     60,750     341,295
    Security Bank Corp.                              1,265,920   4,075,123
    Semirara Mining Corp.                              380,900   2,431,843
    Shang Properties, Inc.                           1,702,970     120,483
    SM Prime Holdings, Inc.                          7,712,945   3,416,642
    Trans-Asia Oil & Energy Development              9,667,000     525,679
    Union Bank Of Philippines                          725,560   2,101,643
*   Universal Rightfield Property Holdings, Inc.     1,062,000          --
    Universal Robina Corp.                           1,219,555   3,599,678
    Vista Land & Lifescapes, Inc.                   23,644,000   3,018,548
                                                               -----------
TOTAL PHILIPPINES                                               59,995,546
                                                               -----------
POLAND -- (2.2%)
    Action SA                                            8,018     147,040
*   Agora SA                                           270,334   1,011,504
*   Alchemia SA                                        380,695     650,556
    Amica Wronki SA                                      1,509      52,380
*   AmRest Holdings SE                                  55,733   1,979,101
    Apator SA                                           50,701     647,627
    Asseco Poland SA                                   564,202   9,216,429
    ATM SA                                              64,541     280,946
*   Bank Millennium SA                                   2,517       6,256
*   Bioton SA                                                1          --
*   Boryszew SA                                     12,075,930   2,034,347
    Budimex SA                                          76,123   3,202,904
    CCC SA                                              96,997   4,091,546
*   CD Projekt Red SA                                  663,652   3,338,155
*   Ciech SA                                           272,549   2,640,942
*   Cinema City International NV                        53,690     575,461
*   City Interactive SA                                 11,086      32,380
    ComArch SA                                           2,740      89,643
    Dom Development SA                                   4,673      72,822
#*  Eko Export SA                                       18,540     270,247
    Elektrobudowa SA                                     8,568     442,399
    Emperia Holding SA                                  70,149   1,556,491

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
POLAND -- (Continued)
    Enea SA                                           42,782 $   201,318
    Fabryki Mebli Forte SA                            58,639     634,381
*   Famur SA                                         323,422     561,423
*   Farmacol SA                                       50,868   1,147,806
    Firma Oponiarska Debica SA                        29,862     925,336
#   Getin Holding SA                               2,538,985   3,591,132
*   Getin Noble Bank SA                            1,920,184   1,694,179
    Grupa Azoty SA                                    94,421   2,496,100
    Grupa Kety SA                                     39,997   2,467,220
*   Grupa Lotos SA                                   582,072   7,100,380
*   Hawe SA                                          646,292     827,744
*   Impexmetal SA                                    825,711     936,122
*   Integer.pl SA                                        910      91,200
*   Inter Cars SA                                     15,683   1,002,119
#*  Kernel Holding SA                                220,023   2,959,710
    Kopex SA                                         201,538     720,750
*   KRUK SA                                           12,760     340,679
*   LC Corp. SA                                       95,326      57,570
    Lentex SA                                        169,577     410,613
    LPP SA                                             1,361   3,984,465
    Lubelski Wegiel Bogdanka SA                      266,391   9,844,205
*   MCI Management SA                                214,763     690,951
*   Midas SA                                         225,978      56,376
*   Netia SA                                       1,718,668   2,844,533
    Neuca SA                                          11,588   1,086,639
    Orbis SA                                         130,535   1,790,055
    Pelion SA                                         47,210   1,714,011
*   Petrolinvest SA                                  643,448      31,353
*   Pfleiderer Grajewo SA                             22,957     214,486
*   Polimex-Mostostal SA                           3,287,314     212,934
*   Polnord SA                                        21,724      62,315
*   Polski Koncern Miesny Duda SA                    803,414     220,961
*   PZ Cormay SA                                     141,320     346,180
*   Rafako SA                                        249,590     525,177
*   Rovese SA                                      2,130,455   1,527,158
*   Stalexport Autostrady SA                         109,683      81,575
    Stalprodukt SA                                     8,713     612,838
*   Sygnity SA                                        52,622     361,391
    Synthos SA                                     1,211,292   2,051,441
*   Trakcja SA                                       739,464     317,170
    TVN SA                                         1,358,110   6,841,611
*   Vistula Group SA                                 440,424     331,415
    Warsaw Stock Exchange                            157,683   2,283,520
    Wawel SA                                              88      33,902
    Zaklady Chemiczne Police SA                       76,751     676,928
                                                             -----------
TOTAL POLAND                                                  99,248,548
                                                             -----------
SOUTH AFRICA -- (7.4%)
    Adcock Ingram Holdings, Ltd.                     945,633   6,784,701
    Adcorp Holdings, Ltd.                            398,758   1,375,878
    Advtech, Ltd.                                  1,773,060   1,167,770
    Aeci, Ltd.                                       770,360   9,389,010

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
SOUTH AFRICA -- (Continued)
    Afgri, Ltd.                                     1,539,432 $ 1,013,190
#   African Bank Investments, Ltd.                  3,287,295   5,553,525
#   African Oxygen, Ltd.                              852,766   1,835,105
*   AG Industries, Ltd.                            32,496,618          --
    Allied Electronics Corp., Ltd.                    194,270     472,758
*   ArcelorMittal South Africa, Ltd.                  675,248   2,660,379
    Argent Industrial, Ltd.                            37,236      20,229
#   Astral Foods, Ltd.                                252,757   2,540,947
*   Aveng, Ltd.                                     3,013,152   8,847,846
    AVI, Ltd.                                       2,511,843  14,755,317
    Barloworld, Ltd.                                  993,091   8,896,276
    Basil Read Holdings, Ltd.                         325,585     309,687
    Bell Equipment, Ltd.                              158,539     379,690
    Blue Label Telecoms, Ltd.                       2,551,512   2,396,858
*   Brait SE                                          652,259   3,179,735
    Business Connexion Group, Ltd.                  1,486,408     831,568
#   Capitec Bank Holdings, Ltd.                       129,311   2,754,768
    Cashbuild, Ltd.                                   158,655   2,470,620
    Caxton and CTP Publishers and Printers, Ltd.       36,508      68,748
    City Lodge Hotels, Ltd.                           252,832   3,327,791
#   Clicks Group, Ltd.                              2,118,882  13,215,346
    Clover Industries, Ltd.                           563,523     922,627
*   Consolidated Infrastructure Group, Ltd.            30,248      67,523
    Coronation Fund Managers, Ltd.                  1,607,942  13,114,119
*   Corpgro, Ltd.                                     241,136          --
    Cullinan Holdings, Ltd.                           197,115      39,117
    Datacentrix Holdings, Ltd.                        641,400     300,769
    DataTec, Ltd.                                   1,284,878   7,336,597
    Delta EMD, Ltd.                                    61,447      38,159
    Distell Group, Ltd.                               256,918   3,439,534
*   Distribution and Warehousing Network, Ltd.        258,997     246,185
    DRDGOLD, Ltd.                                   2,685,729   1,326,573
    ElementOne, Ltd.                                  325,845     288,152
    EOH Holdings, Ltd.                                691,206   5,596,464
    Eqstra Holdings, Ltd.                           1,486,392   1,227,724
*   Evraz Highveld Steel and Vanadium, Ltd.           147,184     239,870
    Famous Brands, Ltd.                               315,951   3,144,768
*   Gijima Group, Ltd.                                  2,583         235
#   Grand Parade Investments, Ltd.                    272,805     115,979
    Grindrod, Ltd.                                  2,789,984   6,710,581
    Group Five, Ltd.                                  779,789   3,505,129
#   Harmony Gold Mining Co., Ltd.                     290,786   1,003,383
#   Harmony Gold Mining Co., Ltd. Sponsored ADR     1,317,466   4,479,384
    Holdsport, Ltd.                                    74,922     366,867
    Hudaco Industries, Ltd.                           229,088   2,358,641
*   Hulamin, Ltd.                                     429,395     242,283
    Iliad Africa, Ltd.                                233,033     117,702
    Illovo Sugar, Ltd.                              1,763,937   5,535,065
    Invicta Holdings, Ltd.                              2,017      20,007
*   JCI, Ltd.                                       3,131,151          --
#   JD Group, Ltd.                                  1,068,597   3,280,401
    JSE, Ltd.                                         649,117   5,697,646

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
SOUTH AFRICA -- (Continued)
    Kagiso Media, Ltd.                               154,224 $    424,327
    KAP Industrial Holdings, Ltd.                  1,915,640      721,572
    Lewis Group, Ltd.                                723,965    5,056,577
    Mediclinic International, Ltd.                     3,033       22,857
*   Merafe Resources, Ltd.                         5,558,867      449,648
    Metair Investments, Ltd.                         753,655    2,926,532
    Mpact, Ltd.                                      873,665    2,376,550
*   Murray & Roberts Holdings, Ltd.                3,176,473    9,670,849
    Mustek, Ltd.                                     740,975      391,490
*   Mvelaserve, Ltd.                                 144,333      132,482
    Nampak, Ltd.                                   2,740,692    9,060,557
*   Northam Platinum, Ltd.                         1,810,493    7,437,133
    Nu-World Holdings, Ltd.                           28,894       47,224
    Oceana Group, Ltd.                               313,318    2,621,062
    Octodec Investments, Ltd.                         10,288       22,247
    Omnia Holdings, Ltd.                             486,127   10,032,055
*   Palabora Mining Co., Ltd.                         93,739    1,080,760
    Peregrine Holdings, Ltd.                         667,724      915,063
    Petmin, Ltd.                                   1,215,428      267,967
#   Pick n Pay Stores, Ltd.                          856,714    4,048,883
    Pinnacle Technology Holdings, Ltd.             1,058,779    2,586,376
    Pioneer Foods, Ltd.                              552,407    4,679,861
    PPC, Ltd.                                      3,686,071   11,644,507
    Premium Properties, Ltd.                          34,094       64,653
    PSG Group, Ltd.                                  770,528    6,335,902
    Raubex Group, Ltd.                               675,840    1,596,823
*   RCL Foods, Ltd.                                  459,330      779,517
    Redefine International P.L.C.                    353,155      280,730
    Resilient Property Income Fund, Ltd.             620,358    3,395,162
    Reunert, Ltd.                                  1,171,205    8,207,620
*   Royal Bafokeng Platinum, Ltd.                    243,174    1,488,272
    Santam, Ltd.                                     108,252    2,054,757
*   Sappi, Ltd.                                    3,959,742   11,670,111
*   Sentula Mining, Ltd.                           1,367,857       47,881
    Sibanye Gold, Ltd.                             1,844,796    2,603,431
    Sibanye Gold, Ltd. Sponsored ADR                 447,093    2,512,663
    Spar Group, Ltd. (The)                           855,975   10,953,523
    Spur Corp., Ltd.                                 524,160    1,670,904
*   Stefanutti Stocks Holdings, Ltd.                 504,993      514,310
    Sun International, Ltd.                          769,477    7,803,268
*   Super Group, Ltd.                              2,435,019    5,972,526
*   Telkom SA SOC, Ltd.                            1,822,082    4,754,154
*   Times Media Group, Ltd.                           82,884      178,245
    Tongaat Hulett, Ltd.                             734,460    9,252,131
    Trencor, Ltd.                                    830,412    5,907,731
    Tsogo Sun Holdings, Ltd.                          56,352      158,026
    Value Group, Ltd.                                363,719      247,626
    Wilson Bayly Holmes-Ovcon, Ltd.                  429,071    7,512,647
    Zeder Investments, Ltd.                        2,617,771    1,128,992
                                                             ------------
TOTAL SOUTH AFRICA                                            338,717,410
                                                             ------------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                   Shares   Value++
                                                   ------- ----------
SOUTH KOREA -- (13.3%)
*   3S Korea Co., Ltd.                             164,067 $  877,014
    Able C&C Co., Ltd.                              15,300    450,354
#*  Actoz Soft Co., Ltd.                            23,002    731,278
#*  Advanced Nano Products Co., Ltd.                12,615    229,391
#*  Advanced Process Systems Corp.                  89,895    917,156
#   Aekyung Petrochemical Co., Ltd.                  6,167    346,075
#   AfreecaTV Co., Ltd.                             44,376    423,817
#   Agabang&Company                                100,920    529,438
#   Ahnlab, Inc.                                     2,096    107,686
*   AJ Rent A Car Co., Ltd.                          9,060     89,467
    AK Holdings, Inc.                               12,678    479,738
#*  Aminologics Co., Ltd.                          129,600    198,860
    AMOREPACIFIC Group                                 369    130,214
    Anapass, Inc.                                   37,905    453,969
#   Asia Cement Co., Ltd.                           12,545  1,147,174
    Asia Paper Manufacturing Co., Ltd.              19,360    391,215
*   Asiana Airlines, Inc.                          493,070  2,337,580
#   AtlasBX Co., Ltd.                               35,973  1,267,673
*   AUK Corp.                                      199,140    460,548
#   Autech Corp.                                    45,433    282,881
#*  Avaco Co., Ltd.                                 44,746    164,742
#   Baiksan Co., Ltd.                               52,800    293,111
#*  Basic House Co., Ltd. (The)                     37,960    650,180
#*  BH Co., Ltd.                                    57,838    689,789
#   BHI Co., Ltd.                                   21,588    367,665
#   Binggrae Co., Ltd.                              26,150  2,203,386
#   Bioland, Ltd.                                   43,535    493,887
#   Biospace Co., Ltd.                              48,097    367,528
#*  Biotoxtech Co., Ltd.                            17,509     84,134
    Bluecom Co., Ltd.                                9,689    126,811
*   Bongshin Co., Ltd.                                  64         --
    Bookook Securities Co., Ltd.                     7,410     98,660
#*  Boryung Medience Co., Ltd.                      28,098    198,980
#   Boryung Pharmaceutical Co., Ltd.                19,869    709,322
    BS Financial Group, Inc.                        56,570    908,220
    Bukwang Pharmaceutical Co., Ltd.                77,638  1,057,433
    Busan City Gas Co., Ltd.                        32,560    889,599
    BYC Co., Ltd.                                      710    126,389
#   Byucksan Corp.                                 139,530    340,514
#*  CammSys Corp.                                  168,828    433,845
#   Capro Corp.                                    108,980    797,172
#*  Celltrion Pharm, Inc.                           52,300    608,373
#*  Chabio & Diostech Co., Ltd.                    205,282  1,992,294
#*  Charm Engineering Co., Ltd.                     42,800     95,230
*   Cheil Worldwide, Inc.                           31,545    777,229
    Chemtronics Co., Ltd.                           35,785    818,130
#*  Chin Hung International, Inc.                  199,911    307,923
*   China Great Star International, Ltd.           258,074    450,420
#*  China Ocean Resources Co., Ltd.                279,510  1,138,556
*   Choa Pharmaceutical Co.                         85,343    275,139
    Chong Kun Dang Pharm Corp.                      47,332  3,556,314
#   Choong Ang Vaccine Laboratory                   16,852    201,117

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                   Shares   Value++
                                                   ------- ----------
SOUTH KOREA -- (Continued)
    Chosun Refractories Co., Ltd.                    2,777 $  205,929
#   Chungdahm Learning, Inc.                        17,619    226,536
#   CJ CGV Co., Ltd.                                60,100  2,826,497
*   CJ E&M Corp.                                    94,096  3,253,374
    CJ Freshway Corp.                                2,560     69,335
#*  CJ Korea Express Co., Ltd.                      28,793  2,502,881
    CJ O Shopping Co., Ltd.                          3,994  1,332,866
#*  CJ Seafood Corp.                                91,710    219,910
    CKD Bio Corp.                                    3,950     60,466
#*  CNK International Co., Ltd.                     59,774    295,511
#*  Com2uSCorp                                      20,828    441,130
#   Cosmax, Inc.                                    49,340  2,422,530
#*  CosmoAM&T Co., Ltd.                             20,020    100,182
#*  Cosmochemical Co., Ltd.                         47,000    427,322
    Credu Corp.                                     11,472    523,159
#   Crown Confectionery Co., Ltd.                    3,089    705,049
#*  CrucialTec Co., Ltd.                            85,527  1,067,543
#*  CTC BIO, Inc.                                   69,173  1,398,171
#*  CUROCOM Co., Ltd.                              109,505    138,935
#*  D.I Corp.                                      126,500  1,195,156
#   D.ID Corp.                                      68,169    282,395
    Dae Dong Industrial Co., Ltd.                   56,620    325,472
    Dae Han Flour Mills Co., Ltd.                    5,340    719,305
    Dae Hyun Co., Ltd.                              91,760    207,973
#   Dae Won Kang Up Co., Ltd.                      113,914    805,928
#*  Dae Young Packaging Co., Ltd.                  329,600    264,779
#   Dae-Il Corp.                                    45,790    210,071
#*  Daea TI Co., Ltd.                              304,300    475,664
#   Daechang Co., Ltd.                             311,170    310,245
#   Daeduck Electronics Co.                        168,597  1,484,664
#   Daeduck GDS Co., Ltd.                           92,186  1,693,706
#   Daegu Department Store                          39,730    614,376
#   Daehan Steel Co., Ltd.                          60,820    377,474
#   Daehwa Pharmaceutical Co., Ltd.                 53,474    303,996
    Daekyo Co., Ltd.                                72,780    460,269
#*  Daekyung Machinery & Engineering Co., Ltd.     139,260    231,405
    Daelim Trading Co., Ltd.                        14,030     53,225
#   Daesang Corp.                                  100,230  3,273,148
    Daesang Holdings Co., Ltd.                      68,482    482,946
#   Daesung Holdings Co., Ltd.                      18,044    146,503
#   Daewon Pharmaceutical Co., Ltd.                 51,887    513,563
    Daewon San Up Co., Ltd.                         22,325    179,739
    Daewoong Co., Ltd.                               3,947    138,781
    Daewoong Pharmaceutical Co., Ltd.               23,245  1,828,427
*   Dahaam E-Tec Co., Ltd.                           2,100     35,635
    Daishin Securities Co., Ltd.                   198,340  1,655,036
#*  Danal Co., Ltd.                                 10,675     98,890
#   Daou Data Corp.                                 57,148    236,348
    Daou Technology, Inc.                          167,950  2,301,634
#*  Dasan Networks, Inc.                            79,038    472,910
#   Daum Communications Corp.                       55,806  4,656,483
#   Dayou Automotive Seat Technology Co., Ltd.     315,450    335,580

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- -----------
SOUTH KOREA -- (Continued)
#*  Deutsch Motors, Inc.                            15,505 $    62,585
    DGB Financial Group, Inc.                      671,453  10,773,239
    Digital Chosun Co., Ltd.                         4,745       8,449
#   Digital Power Communications Co., Ltd.          50,540     164,645
#*  Digitech Systems Co., Ltd.                      68,918     398,604
#*  DIO Corp.                                       66,510     515,892
    Dong Ah Tire & Rubber Co., Ltd.                 23,935     399,236
#*  Dong Yang Gang Chul Co., Ltd.                  135,820     270,710
    Dong-A Socio Holdings Co., Ltd.                  8,876   1,262,817
*   Dong-A ST Co., Ltd.                              1,105     129,492
#   Dong-Ah Geological Engineering Co., Ltd.        30,200     248,950
    Dong-Il Corp.                                    3,402     164,679
#   Dongaone Co., Ltd.                             111,180     345,722
    Dongbang Agro Co.                               10,840      65,458
#   Dongbang Transport Logistics Co., Ltd.          75,370     182,424
#   Dongbu CNI Co., Ltd.                            20,390      79,795
#*  Dongbu Corp.                                    41,240     129,641
*   Dongbu HiTek Co., Ltd.                         135,273     770,345
    Dongbu Securities Co., Ltd.                    129,391     430,089
#*  Dongbu Steel Co., Ltd.                         118,046     278,851
    Dongil Industries Co., Ltd.                      4,963     246,450
#   Dongjin Semichem Co., Ltd.                     133,403     539,829
*   Dongkook Industrial Co., Ltd.                   97,720     267,632
#   DongKook Pharmaceutical Co., Ltd.               16,245     539,457
#   Dongkuk Steel Mill Co., Ltd.                   188,990   2,641,305
    DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.     95,369     370,635
    Dongsuh Co., Inc.                                8,129     212,937
#   Dongsung Chemical Co., Ltd.                      8,700     174,350
#   Dongsung Holdings Co., Ltd.                     82,800     406,494
#   Dongsung Pharmaceutical Co., Ltd.               35,980     145,382
#   Dongwha Pharm Co., Ltd.                        102,730     538,745
#   Dongwon F&B Co., Ltd.                            6,814     696,559
    Dongwon Industries Co., Ltd.                     5,862   1,568,978
*   Dongwon Systems Corp.                            4,921      32,491
    Dongyang E&P, Inc.                               4,057      68,753
    Dongyang Mechatronics Corp.                    125,881   1,433,574
#*  Doosan Engine Co., Ltd.                        108,960     968,703
#*  Doosan Engineering & Construction Co., Ltd.    143,196     312,958
#*  Doosan Infracore Co., Ltd.                      24,600     352,106
#   Dragonfly GF Co., Ltd.                          32,142     272,057
#   DRB Holding Co., Ltd.                           25,966     190,094
    DRB Industrial Co., Ltd.                        25,895     215,273
*   Duksan Hi-Metal Co., Ltd.                       63,992   1,263,058
#   DuzonBIzon Co., Ltd.                           109,890   1,030,923
#   e-LITECOM Co., Ltd.                             34,066     611,777
    E1 Corp.                                        13,832     991,947
*   Eagon Industries Co., Ltd.                       6,060      73,644
    Easy Bio, Inc.                                 180,267     788,447
#*  Ecopro Co., Ltd.                                49,386     426,629
    EG Corp.                                        23,376     458,374
#*  ELK Corp.                                       46,945     281,816
    EMKOREA Co., Ltd.                               32,210     293,006

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                   Shares   Value++
                                                   ------- ----------
SOUTH KOREA -- (Continued)
#   ENF Technology Co., Ltd.                        41,230 $  381,574
    Eo Technics Co., Ltd.                            5,591    227,492
#   Estechpharma Co., Ltd.                          35,736    400,260
#*  ESTsoft Corp.                                   14,111    274,388
    Eugene Corp.                                   148,970    406,043
*   Eugene Investment & Securities Co., Ltd.       247,273    510,574
#   Eugene Technology Co., Ltd.                     70,756  1,085,266
*   Farmsco                                          7,490     44,978
    Fila Korea, Ltd.                                46,332  3,137,354
#*  Finetex EnE, Inc.                               86,393    220,160
#   Firstec Co., Ltd.                              164,190    286,782
#*  Flexcom, Inc.                                   53,658    682,890
#*  Foosung Co., Ltd.                              113,049    427,006
    Fursys, Inc.                                    14,315    421,717
#*  GameHi Co., Ltd.                                36,801    251,093
#*  Gamevil, Inc.                                   28,066  1,341,535
    Gaon Cable Co., Ltd.                            10,754    198,194
#*  Genexine Co., Ltd.                               4,776    108,551
#*  Genic Co., Ltd.                                 18,840    442,455
    GIIR, Inc.                                      10,990     82,806
    Global & Yuasa Battery Co., Ltd.                28,740  1,348,469
#*  GNCO Co., Ltd.                                 206,634    311,313
#   Golfzon Co., Ltd.                               57,227  1,111,818
#   Grand Korea Leisure Co., Ltd.                  150,160  5,469,533
*   Green Cross Cell Corp.                          11,214    301,109
#   Green Cross Corp.                               33,326  4,114,300
    Green Cross Holdings Corp.                      96,840  1,206,517
*   Green Non-Life Insurance Co., Ltd.              22,357         --
#   GS Engineering & Construction Corp.            159,910  5,398,972
#   GS Global Corp.                                 64,716    589,925
    GS Home Shopping, Inc.                           7,229  1,666,186
    GSretail Co., Ltd.                              23,080    637,947
#   Gwangju Shinsegae Co., Ltd.                      3,400    841,031
#   Haesung Industrial Co., Ltd.                    15,565    578,724
#   Halla Corp.                                     75,562    379,278
#   Halla Visteon Climate Control Corp.             72,110  2,696,382
#   Han Kuk Carbon Co., Ltd.                       138,853  1,165,593
*   Hana Micron, Inc.                               12,372     76,867
#*  Hanall Biopharma Co., Ltd.                      92,648    543,462
#   Handok, Inc.                                    29,260    477,470
#   Handsome Co., Ltd.                              69,759  1,997,254
    Hanil Cement Co., Ltd.                          20,147  1,584,380
    Hanil E-Wha Co., Ltd.                          111,930  2,313,097
#*  Hanjin Heavy Industries & Construction Co.,
      Ltd.                                         239,542  2,776,781
    Hanjin Heavy Industries & Construction
      Holdings Co., Ltd.                            66,020    569,275
#*  Hanjin P&C Co., Ltd.                           110,818     86,189
#*  Hanjin Shipping Co., Ltd.                      426,928  3,110,560
*   Hanjin Shipping Holdings Co., Ltd.              54,244    272,342
#   Hanjin Transportation Co., Ltd.                 48,021    830,114
    Hankook Shell Oil Co., Ltd.                      3,445  1,707,418
*   Hankuk Glass Industries, Inc.                   11,460    176,596
    Hankuk Paper Manufacturing Co., Ltd.            11,500    256,823

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- -----------
SOUTH KOREA -- (Continued)
*   Hanmi Pharm Co., Ltd.                           24,178 $ 2,933,858
#*  Hanmi Science Co., Ltd.                         79,441   1,195,817
#   Hanmi Semiconductor Co., Ltd.                   53,050     627,475
    Hansae Co., Ltd.                                46,356     739,782
    Hansae Yes24 Holdings Co., Ltd.                 56,991     257,932
#   Hansol Chemical Co., Ltd.                       48,160   1,239,181
#   Hansol CSN                                     205,620     616,332
#*  Hansol HomeDeco Co., Ltd.                      276,470     452,916
    Hansol Paper Co.                               203,390   2,356,220
#*  Hansol Technics Co., Ltd.                       71,999   1,286,764
    Hanssem Co., Ltd.                               49,360   1,999,905
    Hanwha Corp.                                   148,570   5,623,466
*   Hanwha General Insurance Co., Ltd.              83,588     330,652
*   Hanwha Investment & Securities Co., Ltd.       293,301     992,043
    Hanwha Timeworld Co., Ltd.                       8,190     251,578
*   Hanyang Eng Co., Ltd.                           19,969     126,028
    Hanyang Securities Co., Ltd.                    15,710      92,107
*   Harim Holdings Co., Ltd.                        20,409      59,227
#   Heung-A Shipping Co., Ltd.                     447,027     669,795
*   Heungkuk Fire & Marine Insurance Co., Ltd.      74,867     318,884
    High Tech Pharm Co., Ltd.                       16,915     231,230
#   Hite Jinro Co., Ltd.                           133,008   3,264,838
    Hitejinro Holdings Co., Ltd.                    36,750     400,024
    HMC Investment Securities Co., Ltd.             90,880     912,752
#   Hotel Shilla Co., Ltd.                         161,958  10,462,226
#   Huchems Fine Chemical Corp.                    108,078   2,435,035
    Humax Co., Ltd.                                 47,973     567,528
#*  Hunus, Inc.                                     20,753      55,530
#   Huons Co., Ltd.                                 29,809     784,101
#   Husteel Co., Ltd.                               19,550     357,225
    Huvis Corp.                                     35,480     342,928
#   Huvitz Co., Ltd.                                29,082     507,830
    Hwa Shin Co., Ltd.                              87,220   1,051,759
    Hwacheon Machine Tool Co., Ltd.                  4,979     242,046
#   Hy-Lok Corp.                                    39,193     985,975
    Hyosung Corp.                                  121,019   8,158,566
*   Hyundai BNG Steel Co., Ltd.                     51,160     668,826
    Hyundai Corp.                                   58,941   1,842,722
#   Hyundai Development Co.                        299,750   6,662,932
#*  Hyundai Elevator Co., Ltd.                      42,802   2,425,794
#   Hyundai Engineering Plastics Co., Ltd.          93,890     601,618
#   Hyundai Greenfood Co., Ltd.                    232,990   3,711,097
    Hyundai Home Shopping Network Corp.             27,099   4,290,341
    Hyundai Hy Communications & Networks Co., Ltd. 114,410     513,047
    Hyundai Marine & Fire Insurance Co., Ltd.       27,130     775,178
#*  Hyundai Merchant Marine Co., Ltd.              215,410   2,787,235
#   Hyundai Mipo Dockyard                            2,711     431,485
    Hyundai Securities Co., Ltd.                   590,660   3,750,975
#   Hyunjin Materials Co., Ltd.                     65,164     430,303
*   HyVision System, Inc.                           40,533     624,320
#*  ICD Co., Ltd.                                   26,262     280,738
#*  IHQ, Inc.                                      102,820     227,523

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                   Shares   Value++
                                                   ------- ----------
SOUTH KOREA -- (Continued)
#   Il Dong Pharmaceutical Co., Ltd.                46,965 $  523,420
#   Iljin Display Co., Ltd.                         71,588  1,009,411
#   Iljin Electric Co., Ltd.                        81,849    473,285
#*  Iljin Materials Co., Ltd.                       66,150    760,236
#   Ilshin Spinning Co., Ltd.                        6,835    712,316
#   Ilsung Pharmaceuticals Co., Ltd.                 2,864    210,737
    Ilyang Pharmaceutical Co., Ltd.                 54,858  1,461,755
#   IM Co., Ltd.                                    65,996    285,816
#   iMarketKorea, Inc.                              88,230  2,099,005
#   iMBC Co., Ltd.                                  51,282    207,690
#*  Infinitt Healthcare Co., Ltd.                   24,327    191,886
#*  Infopia Co., Ltd.                               36,952    518,511
#*  Infraware, Inc.                                 73,042    840,277
#*  InkTec Co., Ltd.                                30,071    871,328
#   Innochips Technology, Inc.                      15,800    221,703
#   InnoWireless, Inc.                              21,995    235,073
*   Innox Corp.                                     43,492  1,045,072
    Intelligent Digital Integrated Securities
      Co., Ltd.                                      4,817     84,104
#*  Interflex Co., Ltd.                             38,115  1,136,812
    Intergis Co., Ltd.                               5,610     37,623
#   Interojo Co., Ltd.                              34,343    550,946
#   Interpark Corp.                                155,486  1,479,414
    INTOPS Co., Ltd.                                34,086    725,683
    Inzi Controls Co., Ltd.                         45,990    228,985
    INZI Display Co., Ltd.                          64,622    116,548
#*  IS Dongseo Co., Ltd.                            52,132    807,891
#   ISU Chemical Co., Ltd.                          57,600    896,025
#   IsuPetasys Co., Ltd.                           140,580    932,594
    Jahwa Electronics Co., Ltd.                     49,810    988,012
*   JB Financial Group Co., Ltd.                   301,249  2,058,933
#   JCEntertainment Corp.                           33,920    579,638
*   Jcontentree Corp.                               68,358    307,100
#   Jeil Pharmaceutical Co.                         28,520    346,602
*   Jeju Semiconductor Corp.                        16,648     77,639
#   Jinsung T.E.C.                                  70,489    398,112
#   JNK Heaters Co., Ltd.                           11,537     79,403
#*  Joymax Co., Ltd.                                21,192    795,958
#*  Jusung Engineering Co., Ltd.                    84,131    449,189
#*  JVM Co., Ltd.                                   15,235    694,345
    JW Holdings Co., Ltd.                          167,258    422,156
    JW Pharmaceutical Corp.                         41,681    604,134
    JW Shinyak Corp.                                13,120     54,274
#*  JYP Entertainment Corp.                         97,185    433,495
#   KC Cottrell Co., Ltd.                           28,203    298,597
    KC Green Holdings Co., Ltd.                     26,340    259,307
#   KC Tech Co., Ltd.                              123,092    563,994
*   KCO Energy, Inc.                                   120         --
#   KCP Co., Ltd.                                   33,708    380,746
*   Keangnam Enterprises, Ltd.                       5,833     18,674
#*  KEC Corp.                                      101,438     95,299
#   KEPCO Plant Service & Engineering Co., Ltd.     22,636  1,147,384
    Keyang Electric Machinery Co., Ltd.             66,240    203,974

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
SOUTH KOREA -- (Continued)
*   Keystone Global                                   96,405 $   81,271
    KG Chemical Corp.                                 12,790    211,052
#   Kginicis Co., Ltd.                                48,564    992,559
#   KGMobilians Co., Ltd.                             50,860    618,183
#*  KH Vatec Co., Ltd.                                54,402  1,385,424
#   KISCO Corp.                                       18,970    508,101
    KISCO Holdings Co., Ltd.                           2,292     89,471
    Kishin Corp.                                      49,420    372,875
#   KISWIRE, Ltd.                                     25,959    904,576
    KIWOOM Securities Co., Ltd.                       60,791  3,184,860
*   KMH Co., Ltd.                                     37,601    352,267
#*  KMW Co., Ltd.                                     19,362    362,989
#*  Koentec Co., Ltd.                                194,086    376,633
#   Koh Young Technology, Inc.                        42,489  1,265,897
#   Kolao Holdings                                    72,973  2,135,808
    Kolon Corp.                                       34,739    650,748
#*  Kolon Global Corp.                               174,260    634,826
#   Kolon Industries, Inc.                            85,903  4,797,073
#   Kolon Life Science, Inc.                          14,779  1,077,549
#*  Komipharm International Co., Ltd.                128,146    867,280
#   KONA I Co., Ltd.                                  33,794  1,049,021
    Kook Je Electric Korea Co., Ltd.                  20,162    321,725
    Kook Soon Dang Brewery Co., Ltd.                   6,375     37,676
    Korea Airport Service Co., Ltd.                    5,490    112,232
#   Korea Cast Iron Pipe Industries Co., Ltd.          8,530     30,884
#*  Korea Circuit Co., Ltd.                           51,766    656,989
    Korea District Heating Corp.                      15,021  1,405,166
    Korea Electric Terminal Co., Ltd.                 28,750  1,163,955
    Korea Export Packaging Industrial Co., Ltd.        4,840    112,244
*   Korea Flange Co., Ltd.                            10,590    134,950
#*  Korea Info & Comm                                 56,303    251,078
    Korea Investment Holdings Co., Ltd.              153,470  5,987,403
#   Korea Kolmar Co., Ltd.                            58,990  1,272,765
#   Korea Kolmar Holdings Co., Ltd.                   33,913    330,834
#*  Korea Petrochemical Ind Co., Ltd.                 14,789  1,035,608
#   Korea United Pharm, Inc.                          49,100    494,498
*   Korean Air Lines Co., Ltd.                        17,100    545,414
    Korean Reinsurance Co.                           398,077  4,461,495
#   Kortek Corp.                                      42,574    613,796
#   KPF                                               42,149    277,558
    KPX Chemical Co., Ltd.                             6,479    423,604
*   KSCB Co., Ltd.                                     7,972     36,494
*   KT Hitel Co., Ltd.                                34,702    272,822
    KT Skylife Co., Ltd.                              82,570  2,185,978
*   KTB Investment & Securities Co., Ltd.            279,130    626,250
    Kukdo Chemical Co., Ltd.                          18,632    887,636
#   Kumho Electric Co., Ltd.                          18,040    445,697
*   Kumho Industrial Co., Ltd.                        28,638    281,547
*   Kumho Investment Bank                          1,231,520    759,380
*   Kumho Tire Co., Inc.                             277,399  3,236,664
#*  Kun Wha Pharmaceutical Co., Ltd.                   7,580    177,596
    Kunsul Chemical Industrial Co., Ltd.              12,490    339,756

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
SOUTH KOREA -- (Continued)
#   Kwang Dong Pharmaceutical Co., Ltd.              178,847 $1,228,308
#*  Kwang Myung Electric Engineering Co., Ltd.       192,960    426,807
#*  Kyeryong Construction Industrial Co., Ltd.        10,030     82,828
    Kyobo Securities Co.                              98,440    423,362
#   Kyung Dong Navien Co., Ltd.                       28,750    492,131
    Kyung-In Synthetic Corp.                          81,020    328,605
*   Kyungbang, Ltd.                                    2,309    250,902
    Kyungchang Industrial Co., Ltd.                    3,525     31,946
    KyungDong City Gas Co., Ltd.                      10,786    886,033
    Kyungdong Pharm Co., Ltd.                         26,493    315,869
    Kyungnam Energy Co., Ltd.                         78,800    405,742
#   L&F Co., Ltd.                                     33,852    341,070
#*  LB Semicon, Inc.                                 158,270    318,242
#   LEENO Industrial, Inc.                            50,300  1,009,833
#   LG Fashion Corp.                                  97,025  2,971,887
    LG Hausys, Ltd.                                   32,510  3,934,933
#*  LG Innotek Co., Ltd.                              52,323  4,225,524
    LG International Corp.                           156,201  4,383,160
#*  LG Life Sciences, Ltd.                            51,993  2,296,959
    LIG Insurance Co., Ltd.                          199,300  4,960,451
#   Livart Furniture Co., Ltd.                        42,050    417,741
    LMS Co., Ltd.                                     10,935    174,935
#   Lock & Lock Co., Ltd.                            132,290  3,445,136
#*  Logistics Energy Korea Co., Ltd.                 149,840    400,877
#   Lotte Chilsung Beverage Co., Ltd.                  3,090  4,589,321
    Lotte Confectionery Co., Ltd.                      2,641  4,528,865
    Lotte Food Co., Ltd.                               3,776  2,330,304
#   LOTTE Himart Co., Ltd.                            35,877  2,821,465
*   Lotte Non-Life Insurance Co., Ltd.               113,024    320,122
*   Lotte Tour Development Co., Ltd.                   4,400     26,175
    LS Corp.                                          18,266  1,365,241
#   LS Industrial Systems Co., Ltd.                   72,572  4,548,100
#*  Lumens Co., Ltd.                                 171,451  1,538,456
    Macquarie Korea Infrastructure Fund            1,468,851  9,136,011
#*  Macrogen, Inc.                                    26,706    763,079
#   Maeil Dairy Industry Co., Ltd.                    34,032  1,403,623
#   Mando Corp.                                       60,934  8,214,702
#*  Medifron DBT Co., Ltd.                           122,134    479,624
*   Medipost Co., Ltd.                                 3,841    280,247
    Medy-Tox, Inc.                                    20,205  3,329,666
    MegaStudy Co., Ltd.                               23,359  1,630,290
#   Melfas, Inc.                                      80,390    809,994
    Meritz Finance Group, Inc.                        97,142    500,560
    Meritz Fire & Marine Insurance Co., Ltd.         249,565  3,510,454
    Meritz Securities Co., Ltd.                    1,043,095  1,653,532
    Mi Chang Oil Industrial Co., Ltd.                  2,078    153,776
    Mirae Asset Securities Co., Ltd.                 119,464  4,029,036
*   Miwon Chemicals Co., Ltd.                          1,890     60,506
    Miwon Commercial Co., Ltd.                           716    129,468
*   Miwon Specialty Chemical Co., Ltd.                 1,041    368,846
    MK Electron Co., Ltd.                             86,407    383,716
#   MNTech Co., Ltd.                                  86,871    629,494

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                   Shares   Value++
                                                   ------- ----------
SOUTH KOREA -- (Continued)
#   Modetour Network, Inc.                          53,178 $1,121,413
#   Monalisa Co., Ltd.                              68,050    169,895
    Moorim P&P Co., Ltd.                           133,920    786,935
    Motonic Corp.                                   55,530    498,900
    Muhak Co., Ltd.                                  4,720     85,356
#   Namhae Chemical Corp.                          120,134    820,615
    Namyang Dairy Products Co., Ltd.                 1,390  1,133,846
    National Plastic Co.                            56,060    277,092
#*  Neowiz Games Corp.                              65,519  1,066,757
*   NEOWIZ HOLDINGS Corp.                           24,844    262,137
*   Neowiz Internet Corp.                           12,143     98,831
    NEPES Corp.                                     94,472    906,990
#   Nexen Corp.                                     33,168  2,337,815
#   Nexen Tire Corp.                               161,910  2,427,355
#*  Nexolon Co., Ltd.                              188,870    203,555
    NH Investment & Securities Co., Ltd.           126,810    574,541
    NICE Holdings Co., Ltd.                         45,030    550,228
    NICE Information Service Co., Ltd.               3,914     11,305
#   NK Co., Ltd.                                    93,370    325,660
#   Nong Shim Holdings Co., Ltd.                     8,834    634,390
    NongShim Co., Ltd.                              16,201  3,923,176
    Noroo Holdings Co., Ltd.                         1,820     33,449
#   OCI Materials Co., Ltd.                         32,432  1,015,198
#*  OPTRON-TEC, Inc.                                75,216    813,063
#*  Orientbio, Inc.                                218,393    124,711
#*  OSANGJAIEL Co., Ltd.                            28,871    390,627
#*  Osstem Implant Co., Ltd.                        53,389  1,362,916
#*  Osung LST Co., Ltd.                             58,394    146,665
    Ottogi Corp.                                     5,962  1,925,720
#   Paik Kwang Industrial Co., Ltd.                 63,931    226,466
#   Pan-Pacific Co., Ltd.                           31,120     91,530
#*  PaperCorea, Inc.                               147,900    111,627
#   Paradise Co., Ltd.                              30,135    772,318
#   Partron Co., Ltd.                              184,812  2,976,029
#*  Pharmicell Co., Ltd.                           129,934    550,175
#   Poongsan Corp.                                 104,011  2,891,349
#   Poongsan Holdings Corp.                         16,717    442,999
#   POSCO Chemtech Co., Ltd.                         9,949  1,223,574
*   POSCO Coated & Color Steel Co., Ltd.             4,130     54,541
#   Posco ICT Co., Ltd.                            199,854  1,541,787
#   Posco M-Tech Co., Ltd.                          73,994    493,509
#*  Power Logics Co., Ltd.                         112,474    544,522
#*  PSK, Inc.                                       48,723    463,669
    Pulmuone Holdings Co., Ltd.                      4,811    237,826
#   Pyeong Hwa Automotive Co., Ltd.                 59,253  1,372,761
#*  Redrover Co., Ltd.                              93,761    789,148
    Reyon Pharmaceutical Co., Ltd.                   4,220     83,407
#   RFsemi Technologies, Inc.                       30,415    331,272
#   S&T Corp.                                        5,003     88,588
    S&T Dynamics Co., Ltd.                         129,682  1,735,351
#   S&T Holdings Co., Ltd.                          21,808    406,579
#   S&T Motiv Co., Ltd.                             50,410  1,423,719

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                   Shares   Value++
                                                   ------- ----------
SOUTH KOREA -- (Continued)
#*  S&T Motors Co., Ltd.                           188,180 $   87,237
    S-1 Corp.                                       68,527  4,086,666
#   S-Energy Co., Ltd.                              37,010    446,096
#   S-MAC Co., Ltd.                                 72,183    916,112
#   Saeron Automotive Corp.                          2,640     20,172
#*  Sajo Industries Co., Ltd.                       11,014    306,339
*   Sajodaerim Corp.                                   600      5,570
    Sam Young Electronics Co., Ltd.                 63,000    560,799
#   Sam Yung Trading Co., Ltd.                      54,602    870,997
    Samchully Co., Ltd.                             13,755  1,699,903
#   SAMHWA Paints Industrial Co., Ltd.               9,000     78,304
#*  Samick Musical Instruments Co., Ltd.           245,620    421,053
#   Samick THK Co., Ltd.                            35,630    265,445
#   Samjin Pharmaceutical Co., Ltd.                 57,606    733,101
#   Samkwang Glass                                  14,944    747,417
#   Samlip General Foods Co., Ltd.                   9,750    456,766
#   Samsung Fine Chemicals Co., Ltd.                93,648  4,232,869
*   SAMT Co., Ltd.                                  34,735     71,543
#*  Samyang Foods Co., Ltd.                         17,230    396,174
    Samyang Holdings Corp.                          20,208  1,688,251
    Samyang Tongsang Co., Ltd.                       1,760     42,842
#   Samyoung Chemical Co., Ltd.                    173,170    399,770
#   Sangbo Corp.                                    49,604    607,739
#*  Sapphire Technology Co., Ltd.                   17,767    750,100
#   Satrec Initiative Co., Ltd.                      5,805    103,918
    SAVEZONE I&C Corp.                              24,070    106,301
    SBS Contents Hub Co., Ltd.                      11,290    157,905
#   SBS Media Holdings Co., Ltd.                   192,730    839,441
#*  SBW                                            340,780    247,543
#   Seah Besteel Corp.                              65,015  1,699,498
    SeAH Holdings Corp.                              4,622    428,452
    SeAH Steel Corp.                                10,931    929,365
#   Sebang Co., Ltd.                                51,495    926,906
#*  Seegene, Inc.                                   35,327  1,925,749
#   Sejong Industrial Co., Ltd.                     48,360    758,015
    Sempio Foods Co.                                 7,350    148,165
#*  Seobu T&D                                       16,017    318,054
#   Seohan Co., Ltd.                               411,355    590,058
#*  Seohee Construction Co., Ltd.                  728,878    459,182
    Seoul Semiconductor Co., Ltd.                   36,969  1,538,274
    Seowon Co., Ltd.                                22,700     39,737
    SEOWONINTECH Co., Ltd.                          11,270    152,863
#*  Sewon Cellontech Co., Ltd.                     124,121    344,540
#   SEWOONMEDICAL Co., Ltd.                         95,161    313,358
#   SFA Engineering Corp.                           39,834  1,695,704
#*  SG Corp.                                       575,100    377,257
#*  SH Energy & Chemical Co., Ltd.                 256,860    214,317
    Shin Poong Pharmaceutical Co., Ltd.            133,125    638,770
*   Shine Co., Ltd.                                 29,263    270,165
*   Shinil Industrial Co., Ltd.                    166,800    219,709
#   Shinsegae Co., Ltd.                             35,692  8,985,590
    Shinsegae Information & Communication Co.,
      Ltd.                                           3,374    221,350

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
SOUTH KOREA -- (Continued)
#   Shinsegae International Co., Ltd.                  9,083 $  773,061
#*  Shinsung Solar Energy Co., Ltd.                  225,762    252,942
*   Shinsung Tongsang Co., Ltd.                      256,840    265,898
*   Shinwon Corp.                                     19,980     23,493
    Shinyoung Securities Co., Ltd.                    14,050    555,497
#*  Signetics Corp.                                  154,978    370,452
#   SIGONG TECH Co., Ltd.                             67,831    217,439
#   Silicon Works Co., Ltd.                           44,743  1,011,092
#   Silla Co., Ltd.                                   36,700  1,011,575
    Simm Tech Co., Ltd.                              114,351    848,645
#   SIMPAC, Inc.                                      73,030    434,188
    Sindoh Co., Ltd.                                  10,939    721,242
#   SJM Co., Ltd.                                     35,860    351,586
*   SK Broadband Co., Ltd.                           706,389  3,019,124
    SK Chemicals Co., Ltd.                            72,371  3,538,011
#*  SK Communications Co., Ltd.                       79,814    399,404
    SK Gas Co., Ltd.                                  18,415  1,299,632
    SK Networks Co., Ltd.                            660,780  4,148,210
*   SK Securities Co., Ltd.                        1,344,790  1,018,148
#   SKC Co., Ltd.                                    103,527  3,142,213
#   SL Corp.                                          65,030    905,690
#*  SM Culture & Contents Co., Ltd.                  124,158    338,909
#*  SM Entertainment Co.                              66,758  2,523,286
*   Solborn, Inc.                                     16,585     64,672
*   Solco Biomedical Co., Ltd.                        56,341     39,042
#   Songwon Industrial Co., Ltd.                      74,660    804,712
#*  Sonokong Co., Ltd.                                86,999    223,570
    Soulbrain Co., Ltd.                               15,801    788,368
*   Ssangyong Cement Industrial Co., Ltd.             99,641    555,264
#   Steel Flower Co., Ltd.                            29,816    173,473
*   STS Semiconductor & Telecommunications            20,624     77,001
    STX Corp. Co., Ltd.                              172,778    290,052
*   STX Engine Co., Ltd.                             115,112    568,670
*   STX Offshore & Shipbuilding Co., Ltd.            320,930    937,905
#*  STX Pan Ocean Co., Ltd.                          342,221    362,765
    Suheung Capsule Co., Ltd.                         32,370  1,154,315
    Sun Kwang Co., Ltd.                               15,705    264,721
#*  Sung Jin Geotec Co., Ltd.                         59,220    516,886
    Sung Kwang Bend Co., Ltd.                         31,103    851,481
#*  Sungchang Enterprise Holdings, Ltd.               23,520    392,709
*   Sungshin Cement Co., Ltd.                         40,950    216,145
    Sungwoo Hitech Co., Ltd.                         120,168  1,858,937
    Sunjin Co., Ltd.                                  23,265    468,650
*   Sunny Electronics Corp.                           55,680    213,782
#*  Suprema, Inc.                                     57,629  1,305,595
#*  Synopex, Inc.                                    261,562    496,066
#   Tae Kyung Industrial Co., Ltd.                    33,700    149,042
    Taekwang Industrial Co., Ltd.                      1,928  2,382,523
#*  Taesan LCD Co., Ltd.                               3,402     10,411
#*  Taewoong Co., Ltd.                                45,326  1,351,300
    Taeyoung Engineering & Construction Co., Ltd.    200,500  1,081,639
*   Taihan Electric Wire Co., Ltd.                   165,058    318,363

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
SOUTH KOREA -- (Continued)
    Tailim Packaging Industrial Co., Ltd.            141,790 $  347,576
#   TCC Steel                                         35,939    123,461
#*  Tera Resource Co., Ltd.                        1,023,294    459,192
#*  Tera Semicon Co., Ltd.                             9,203    124,716
*   TES Co Ltd/Korea                                  21,120    255,393
#*  Theall Medi Bio                                   45,340    129,981
#*  Theragen Etex Co., Ltd.                           26,682    180,683
#*  TK Chemical Corp.                                222,222    350,188
#   Tong Yang Moolsan Co., Ltd.                       22,590    199,368
    Tongyang Life Insurance                          192,400  2,041,292
    TONGYANG Securities, Inc.                         12,966     29,511
#*  Tongyang, Inc.                                   242,448    106,102
#*  Top Engineering Co., Ltd.                         43,811    194,402
#*  Toptec Co., Ltd.                                  39,069    583,713
    Tovis Co., Ltd.                                   29,767    236,495
#*  Trais Co., Ltd.                                   69,289    182,545
#   TS Corp.                                          18,630    491,341
#*  UBCare Co., Ltd.                                  58,297    156,509
    Ubiquoss, Inc.                                     8,722     64,827
#*  Ubivelox, Inc.                                    15,537    259,250
#   UI Display Co., Ltd.                              34,401    378,976
#   Uju Electronics Co., Ltd.                         31,398    562,270
    Unid Co., Ltd.                                    17,354  1,088,495
    Union Steel                                        8,052    117,342
#*  Uniquest Corp.                                    14,210    181,961
*   Unison Co., Ltd.                                  99,851    419,093
#   Value Added Technologies Co., Ltd.                39,778    460,142
#*  VGX International, Inc.                          145,790    199,943
#   Vieworks Co., Ltd.                                37,657    989,103
#   Visang Education, Inc.                            28,772    336,238
#*  Webzen, Inc.                                      31,367    250,041
#*  WeMade Entertainment Co., Ltd.                    29,203  1,300,446
#   Whanin Pharmaceutical Co., Ltd.                   43,130    446,268
#*  WillBes & Co. (The)                              269,780    274,215
#*  WiSoL Co., Ltd.                                   50,781    589,954
#*  Wonik IPS Co., Ltd.                              122,259  1,009,930
    Woojeon & Handan Co., Ltd.                        42,358    400,628
#*  Woongjin Chemical Co., Ltd.                      121,710  1,093,013
#*  Woongjin Energy Co., Ltd.                        212,231    429,766
#*  Woongjin Thinkbig Co., Ltd.                       72,299    412,892
#   Wooree ETI Co., Ltd.                             139,474    402,852
    Woori Financial Co., Ltd.                         54,928  1,147,105
    Woori Investment & Securities Co., Ltd.          617,082  6,517,131
#*  Wooridul Life Sciences, Ltd.                     119,500     57,468
#   WooSung Feed Co., Ltd.                            86,370    226,904
#   Y G-1 Co., Ltd.                                   70,378    812,395
    YESCO Co., Ltd.                                   13,100    432,306
#   YG Entertainment, Inc.                            26,398  1,271,308
#   Yoosung Enterprise Co., Ltd.                      62,110    296,418
#   YooSung T&S Co., Ltd.                             23,393     47,426
    Youlchon Chemical Co., Ltd.                       59,750    701,014
#   Young Poong Corp.                                  2,389  3,177,765

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
SOUTH KOREA -- (Continued)
*   Young Poong Mining & Construction Corp.            1,580 $         --
#   Young Poong Precision Corp.                       35,929      338,019
#   Youngone Corp.                                   103,584    3,505,263
#   Youngone Holdings Co., Ltd.                       28,420    1,730,847
    Yuhan Corp.                                       44,525    7,832,835
    YuHwa Securities Co., Ltd.                        13,060      145,652
#*  Yungjin Pharmaceutical Co., Ltd.                 469,292      782,984
                                                             ------------
TOTAL SOUTH KOREA                                             604,680,519
                                                             ------------
TAIWAN -- (13.9%)
#   A-DATA Technology Co., Ltd.                    1,078,000    3,174,165
    Ability Enterprise Co., Ltd.                   1,749,076    1,318,913
    AcBel Polytech, Inc.                           1,849,599    1,871,911
    Accton Technology Corp.                        2,461,763    1,344,908
#   Ace Pillar Co., Ltd.                             254,008      271,449
    ACES Electronic Co., Ltd.                        421,000      312,479
    ACHEM TECHNOLOGY Corp.                           831,764      478,374
#*  Acme Electronics Corp.                           542,295      696,054
    Acter Co., Ltd.                                  180,000      769,533
*   Action Electronics Co., Ltd.                     761,635      160,876
    Actron Technology Corp.                          263,150    1,068,017
#   Adlink Technology, Inc.                          473,985      882,769
#   Advanced Ceramic X Corp.                         222,000      988,763
    Advanced International Multitech Co., Ltd.       425,000      461,965
#   Advancetek Enterprise Co., Ltd.                  638,917      767,500
*   AGV Products Corp.                             2,428,801      793,830
#   AimCore Technology Co., Ltd.                     245,589      361,919
#   Airtac International Group                        19,260      139,375
#   Alcor Micro Corp.                                379,000      360,134
#   ALI Corp.                                      1,479,000    1,603,907
    Allis Electric Co., Ltd.                          54,000       18,393
    Alltop Technology Co., Ltd.                       54,000       47,897
#   Alpha Networks, Inc.                           1,582,763    1,028,290
    Altek Corp.                                    1,893,637    1,439,730
    Ambassador Hotel (The)                         1,385,000    1,378,868
#   AMPOC Far-East Co., Ltd.                         450,444      383,342
    AmTRAN Technology Co., Ltd.                    4,067,951    2,604,946
#   Anpec Electronics Corp.                          577,000      398,851
#   Apacer Technology, Inc.                          541,576      568,912
    APCB, Inc.                                       719,000      447,541
#   Apex Biotechnology Corp.                         465,483    1,243,143
    Apex International Co., Ltd.                     255,000      327,041
#   Apex Medical Corp.                               325,500      393,487
    Apex Science & Engineering                       140,907       79,978
    Arcadyan Technology Corp.                         95,000      131,686
    Ardentec Corp.                                 1,433,992      959,853
*   Arima Communications Corp.                       911,719      462,910
*   Asia Optical Co., Inc.                         1,143,000    1,135,380
#   Asia Plastic Recycling Holding, Ltd.             289,726      864,836
    Asia Polymer Corp.                             1,439,484    1,261,395
    Asia Vital Components Co., Ltd.                1,548,058      897,048
    ASROCK, Inc.                                     192,000      646,010

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
TAIWAN -- (Continued)
    Aten International Co., Ltd.                     430,479 $1,124,863
    Audix Corp.                                      519,000    550,538
    AURAS Technology Co., Ltd.                        99,585     67,999
    Aurora Corp.                                     541,499  1,133,262
    AV Tech Corp.                                    198,000    596,909
    Avermedia Technologies                           701,446    342,200
*   Avision, Inc.                                    729,000    284,158
    AVY Precision Technology, Inc.                   235,000    400,228
    Awea Mechantronic Co., Ltd.                      137,200    164,926
    Bank of Kaohsiung                              1,946,054    628,765
    Basso Industry Corp.                             581,000    674,158
*   BenQ Materials Corp.                             751,000    547,699
#   BES Engineering Corp.                          6,859,750  2,100,050
#   Bin Chuan Enterprise Co., Ltd.                   172,542    158,858
#   Bionet Corp.                                     191,000    302,363
#   Biostar Microtech International Corp.            865,975    316,342
#   Boardtek Electronics Corp.                       783,000    957,661
*   Bright Led Electronics Corp.                     601,520    262,473
    C Sun Manufacturing, Ltd.                        698,221    495,121
    Cameo Communications, Inc.                     1,147,818    377,262
    Capella Microsystems Taiwan, Inc.                161,598    572,637
#   Capital Securities Corp.                       8,209,142  2,811,949
#   Career Technology MFG. Co., Ltd.               1,388,000  1,321,962
#   Carnival Industrial Corp.                      1,753,000    527,815
    Cathay Chemical Works                             30,000     17,883
    Cathay Real Estate Development Co., Ltd.       3,801,000  2,650,549
    Celxpert Energy Corp.                            164,000     87,673
#*  Center Laboratories, Inc.                        487,693  1,101,432
    Central Reinsurance Co., Ltd.                    867,410    391,601
    ChainQui Construction Development Co., Ltd.      360,083    262,901
    Chaintech Technology Corp.                       173,241    243,813
*   Champion Building Materials Co., Ltd.          1,757,851    788,833
#   Chang Wah Electromaterials, Inc.                 196,132    534,165
    Channel Well Technology Co., Ltd.                 53,000     25,298
#   Charoen Pokphand Enterprise                      867,000    454,907
#   Chaun-Choung Technology Corp.                    330,000    635,971
    CHC Resources Corp.                              329,348    671,725
    Chen Full International Co., Ltd.                152,000    136,466
    Chenbro Micom Co., Ltd.                          294,000    344,345
    Cheng Loong Corp.                              4,169,383  1,971,906
#   Cheng Uei Precision Industry Co., Ltd.         1,982,331  4,157,201
#*  Chenming Mold Industry Corp.                     610,437    497,910
    Chia Chang Co., Ltd.                             547,000    710,960
*   Chia Hsin Cement Corp.                         2,128,121  1,086,225
#   Chien Kuo Construction Co., Ltd.               1,436,312    690,682
    Chilisin Electronics Corp.                       505,572    485,976
    Chime Ball Technology Co., Ltd.                  143,000    328,477
#   Chimei Materials Technology Corp.                698,000    714,566
#   Chin-Poon Industrial Co.                       1,754,207  2,927,670
    China Chemical & Pharmaceutical Co., Ltd.      1,394,000  1,191,530
#   China Ecotek Corp.                               187,000    501,565
#   China Electric Manufacturing Corp.             1,435,900    683,690

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
TAIWAN -- (Continued)
    China General Plastics Corp.                    1,636,640 $1,012,277
    China Glaze Co., Ltd.                             654,139    315,774
*   China Manmade Fibers Corp.                      5,236,879  2,224,482
#   China Metal Products                            1,312,003  1,943,510
    China Motor Corp.                                 586,609    560,576
*   China Rebar Co., Ltd.                              55,174         --
#   China Steel Chemical Corp.                        543,554  3,256,987
#   China Steel Structure Co., Ltd.                   655,000    815,054
    China Synthetic Rubber Corp.                    2,303,563  2,233,753
*   China United Trust & Investment Corp              164,804         --
*   China Wire & Cable Co., Ltd.                      592,000    277,184
    Chinese Gamer International Corp.                 155,000    268,194
    Chinese Maritime Transport, Ltd.                  543,850    699,944
    Chong Hong Construction Co.                       657,646  2,161,230
*   Chou Chin Industrial Co., Ltd                         825         --
    Chroma ATE, Inc.                                1,531,821  3,263,037
*   Chun YU Works & Co., Ltd.                       1,148,000    436,371
    Chun Yuan Steel                                 1,955,529    749,027
    Chung Hsin Electric & Machinery Manufacturing
      Corp.                                         1,995,000  1,554,240
*   Chung Hung Steel Corp.                          3,863,979  1,106,503
*   Chung Hwa Pulp Corp.                            2,616,031    842,471
    Chunghwa Chemical Synthesis & Biotech Co.,
      Ltd.                                            256,000    515,799
*   Chunghwa Picture Tubes, Ltd.                   16,151,000    885,862
*   Chyang Sheng Dyeing & Finishing Co., Ltd.          45,000     24,324
    Cleanaway Co., Ltd.                               173,000  1,080,658
    Clevo Co.                                       2,044,200  4,346,256
#*  CMC Magnetics Corp.                            13,033,960  2,196,661
    CoAsia Microelectronics Corp.                     472,500    258,058
    Collins Co., Ltd.                                 565,431    210,294
#   Compal Communications, Inc.                     1,459,000  2,496,168
    Compeq Manufacturing Co.                        4,826,000  2,438,111
*   Concord Securities Corp.                        1,491,000    390,612
    Continental Holdings Corp.                      1,959,067    713,675
    Coretronic Corp.                                3,332,000  2,914,289
*   Cosmo Electronics Corp.                           300,137    329,009
*   Cosmos Bank Taiwan                              1,044,926    521,264
#   Coxon Precise Industrial Co., Ltd.                525,000    924,327
    Creative Sensor, Inc.                              85,000     51,172
#*  Crystalwise Technology, Inc.                      521,000    403,266
#   CSBC Corp. Taiwan                               1,909,610  1,218,105
    Cub Elecparts, Inc.                                 7,000     22,954
    CviLux Corp.                                      353,039    423,262
    Cyberlink Corp.                                   413,697  1,205,332
#   CyberPower Systems, Inc.                          211,000    406,156
#   CyberTAN Technology, Inc.                       1,260,779  1,436,224
    D-Link Corp.                                    2,875,665  1,740,211
    DA CIN Construction Co., Ltd.                     910,711    807,727
#   Da-Li Construction Co., Ltd.                      459,220    531,259
    Dah Fung CATV Co., Ltd.                           265,540    515,907
    Darfon Electronics Corp.                        1,333,550  1,011,466
    Davicom Semiconductor, Inc.                       351,888    238,685
#   Daxin Materials Corp.                             192,000    421,545

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
TAIWAN -- (Continued)
    De Licacy Industrial Co.                          70,000 $   26,273
#   Delpha Construction Co., Ltd.                    991,931    403,406
    Depo Auto Parts Ind Co., Ltd.                    497,000  1,744,538
*   Der Pao Construction Co., Ltd.                   476,000         --
    DFI, Inc.                                        164,524    180,961
    Dimerco Express Corp.                            373,000    234,453
#   DYNACOLOR, Inc.                                  224,000    520,709
#*  Dynamic Electronics Co., Ltd.                  1,275,321    499,958
#   Dynapack International Technology Corp.          607,000  1,729,915
#*  E Ink Holdings, Inc.                           3,975,000  2,231,585
#   E-Lead Electronic Co., Ltd.                      307,942    488,024
    E-LIFE MALL Corp.                                362,000    831,600
#*  E-Ton Solar Tech Co., Ltd.                     2,396,209  1,474,132
*   Eastern Media International Corp.              4,196,337    692,736
    Edimax Technology Co., Ltd.                      850,108    378,864
    Edison Opto Corp.                                435,000    514,792
    Edom Technology Co., Ltd.                        172,776     83,501
#   eGalax_eMPIA Technology, Inc.                    220,255    560,825
#   Elan Microelectronics Corp.                    1,655,715  2,506,135
#   Elite Advanced Laser Corp.                       360,000    878,037
    Elite Material Co., Ltd.                       1,353,350  1,121,093
    Elite Semiconductor Memory Technology, Inc.    1,242,200  1,633,417
    Elitegroup Computer Systems Co., Ltd.          3,206,182  1,377,547
#   eMemory Technology, Inc.                         328,000    803,431
#   ENG Electric Co., Ltd.                           671,580    560,883
    Entie Commercial Bank                          1,833,603    944,730
*   Episil Technologies, Inc.                        873,000    302,762
    Eternal Chemical Co., Ltd.                     3,361,794  3,073,225
*   Etron Technology, Inc.                         1,395,000    676,578
*   Everest Textile Co., Ltd.                      1,017,562    298,280
    Evergreen International Storage & Transport
      Corp.                                        2,516,000  1,709,198
    Everlight Chemical Industrial Corp.            1,737,933  1,607,492
    Everlight Electronics Co., Ltd.                1,685,000  3,183,685
#*  Everspring Industry Co.                          501,000    297,123
#   Excelsior Medical Co., Ltd.                      487,654  1,076,207
#   Far Eastern International Bank                 6,577,820  2,729,911
#   Faraday Technology Corp.                       1,679,648  1,914,998
*   Farglory F T Z Investment Holding Co., Ltd.      142,000    108,926
    Federal Corp.                                  2,183,666  1,721,940
    Feedback Technology Corp.                        172,000    332,288
    Feng Hsin Iron & Steel Co.                     1,688,100  3,072,008
    Feng TAY Enterprise Co., Ltd.                  1,346,806  3,530,043
    Fine Blanking & Tool Co., Ltd.                    13,000     18,812
#   Firich Enterprises Co., Ltd.                     788,719  3,243,018
#*  First Copper Technology Co., Ltd.                929,000    301,740
    First Hotel                                      720,212    463,744
    First Insurance Co., Ltd.                      1,054,179    698,622
    First Steamship Co., Ltd.                      1,788,218  1,234,361
#   FLEXium Interconnect, Inc.                       812,839  2,531,810
    Flytech Technology Co., Ltd.                     418,838  1,554,704
    Forhouse Corp.                                 1,902,635    727,501
    Formosa Advanced Technologies Co., Ltd.          604,000    372,995

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
TAIWAN -- (Continued)
#*  Formosa Epitaxy, Inc.                          1,937,811 $1,178,961
#   Formosa International Hotels Corp.               158,243  1,905,510
#*  Formosa Laboratories, Inc.                       211,686    538,265
    Formosa Oilseed Processing                       304,567    147,258
#   Formosa Optical Technology Co., Ltd.             239,000    852,822
    Formosan Rubber Group, Inc.                    2,028,000  1,924,275
#   Formosan Union Chemical                        1,222,218    586,315
#   Fortune Electric Co., Ltd.                       502,078    313,462
    Founding Construction & Development Co., Ltd.    895,317    588,826
#   Foxlink Image Technology Co., Ltd.               619,000    389,796
*   Froch Enterprise Co., Ltd.                       843,000    275,304
    FSP Technology, Inc.                             810,887    748,769
#   Fullerton Technology Co., Ltd.                   505,600    416,178
#*  Fulltech Fiber Glass Corp.                     1,411,084    571,274
    Fwusow Industry Co., Ltd.                        750,186    461,327
    G Shank Enterprise Co., Ltd.                   1,056,013    653,828
#   G Tech Optoelectronics Corp.                     798,000  1,395,843
*   Gallant Precision Machining Co., Ltd.             21,000      8,996
*   Gamania Digital Entertainment Co., Ltd.          604,000    494,583
    GEM Terminal Industrial Co., Ltd.                 23,386      9,240
#   Gemtek Technology Corp.                        1,447,219  1,404,712
    General Plastic Industrial Co., Ltd.             137,553    145,695
#*  Genesis Photonics, Inc.                          975,363    574,040
#   Genius Electronic Optical Co., Ltd.              243,427    989,044
    Genmont Biotech, Inc.                            242,000    380,633
#   GeoVision, Inc.                                  223,527  1,467,521
#   Getac Technology Corp.                         2,105,360  1,159,260
#*  Giantplus Technology Co., Ltd.                   204,900     61,886
#   Giga Solar Materials Corp.                        87,400    914,538
#   Giga Solution Tech Co., Ltd.                     525,446    283,198
    Gigabyte Technology Co., Ltd.                  2,532,800  2,827,811
#*  Gigastorage Corp.                              1,377,561  1,111,030
*   Gintech Energy Corp.                           1,205,936  1,296,835
*   Global Brands Manufacture, Ltd.                1,376,359    491,229
    Global Lighting Technologies, Inc.               248,000    251,742
#   Global Mixed Mode Technology, Inc.               381,000  1,014,420
#   Global Unichip Corp.                             398,000    990,468
*   Globe Union Industrial Corp.                     809,944    615,729
    Gloria Material Technology Corp.               2,195,565  1,502,292
*   Gold Circuit Electronics, Ltd.                 2,165,227    565,611
    Goldsun Development & Construction Co., Ltd.   6,500,722  2,687,588
    Good Will Instrument Co., Ltd.                   200,703    123,435
#   Gourmet Master Co., Ltd.                         202,000  1,344,771
    Grand Pacific Petrochemical                    4,244,000  3,275,654
    Grape King Industrial Co.                        460,000  2,214,326
#   Great China Metal Industry                       754,000    895,406
    Great Taipei Gas Co., Ltd.                     1,467,000  1,109,400
    Great Wall Enterprise Co., Ltd.                1,939,057  1,747,624
#*  Green Energy Technology, Inc.                    977,457    865,208
#*  GTM Corp.                                        679,000    366,912
#   Gudeng Precision Industrial Co., Ltd.            170,200    304,353
    Hannstar Board Corp.                           1,493,049    606,688

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
TAIWAN -- (Continued)
*   HannStar Display Corp.                         10,217,495 $3,421,113
*   HannsTouch Solution, Inc.                       3,934,130  1,274,467
*   Harvatek Corp.                                    728,623    300,186
    Hey Song Corp.                                  1,877,000  2,153,028
#   Hi-Clearance, Inc.                                104,000    322,379
    Hiroca Holdings, Ltd.                              12,100     34,211
#*  HiTi Digital, Inc.                                253,467    235,363
    Hitron Technology, Inc.                           991,213    531,764
*   Hiyes International Co., Ltd.                       5,043      6,828
    Ho Tung Chemical Corp.                          3,549,191  1,732,876
#*  Hocheng Corp.                                   1,275,700    491,013
    Hold-Key Electric Wire & Cable Co., Ltd.          205,908     73,646
#   Holiday Entertainment Co., Ltd.                   248,800    303,803
    Holtek Semiconductor, Inc.                        829,000  1,276,015
    Holy Stone Enterprise Co., Ltd.                 1,020,728  1,287,967
    Hong Ho Precision Textile Co                       40,000     45,609
    Hong TAI Electric Industrial                    1,201,000    408,837
    Hong YI Fiber Industry Co.                         75,652     25,305
    Horizon Securities Co., Ltd.                    1,910,000    578,016
#*  Hota Industrial Manufacturing Co., Ltd.           817,000  1,343,579
#*  Howarm Construction Co., Ltd.                     683,811    413,276
    Hsin Kuang Steel Co., Ltd.                      1,317,443    839,683
    Hsin Yung Chien Co., Ltd.                         151,000    405,282
    Hsing TA Cement Co.                               620,000    234,002
    Hu Lane Associate, Inc.                           240,559    790,682
    HUA ENG Wire & Cable                            2,359,565    935,815
*   Hua Yu Lien Development Co., Ltd.                   3,701      6,690
    Huaku Development Co., Ltd.                     1,128,816  3,161,368
    Huang Hsiang Construction Co.                     568,800  1,142,455
    Hung Ching Development & Construction Co.,
      Ltd.                                            449,000    288,850
    Hung Poo Real Estate Development Corp.          1,293,185  1,343,369
    Hung Sheng Construction Co., Ltd.               2,545,400  2,174,604
    Huxen Corp.                                       268,244    423,892
*   Hwa Fong Rubber Co., Ltd.                         970,670    440,392
#   I-Chiun Precision Industry Co., Ltd.              924,313    600,711
    I-Sheng Electric Wire & Cable Co., Ltd.           547,000    800,482
    Ibase Technology, Inc.                            433,719    628,172
    Ichia Technologies, Inc.                        1,679,000    882,079
#   ICP Electronics, Inc.                             905,300  1,247,806
#   ILI Technology Corp.                              302,383    622,996
    Infortrend Technology, Inc.                       864,163    519,012
*   Inotera Memories, Inc.                          5,086,000  3,279,587
#   Insyde Software Corp.                             107,000    190,025
#   Integrated Memory Logic, Ltd.                     263,001    601,826
    International Games System Co., Ltd.              299,000    586,763
    ITE Technology, Inc.                              619,095    525,017
    ITEQ Corp.                                      1,193,614  1,327,537
#*  J Touch Corp.                                     601,000    456,283
*   Janfusun Fancyworld Corp.                         823,564    161,130
*   Jenn Feng New Energy Co., Ltd.                    286,000    100,922
    Jentech Precision Industrial Co., Ltd.            290,868    612,668
    Jess-Link Products Co., Ltd.                      776,900    721,904

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
TAIWAN -- (Continued)
    Jih Sun Financial Holdings Co., Ltd.           2,960,142 $  849,235
#   Johnson Health Tech Co., Ltd.                    294,221    840,611
#   K Laser Technology, Inc.                         228,000    131,375
    Kang Na Hsiung Enterprise Co., Ltd.              489,020    290,930
*   Kao Hsing Chang Iron & Steel                     784,000    307,679
#   Kaori Heat Treatment Co., Ltd.                   341,210    689,047
    Kaulin Manufacturing Co., Ltd.                   664,330    550,284
    KD Holding Corp.                                  40,000    257,280
    KEE TAI Properties Co., Ltd.                   1,903,473  1,367,241
*   Kenmec Mechanical Engineering Co., Ltd.          842,000    433,901
    Kerry TJ Logistics Co., Ltd.                   1,609,000  2,256,451
    Keysheen Cayman Holdings Co., Ltd.                 2,000      3,837
#   Kindom Construction Co.                        1,646,000  2,034,626
    King Slide Works Co., Ltd.                       241,550  2,138,049
    King Yuan Electronics Co., Ltd.                5,488,979  3,827,433
    King's Town Bank                               3,714,701  3,304,646
#*  King's Town Construction Co., Ltd.               929,210    899,106
    Kinik Co.                                        594,000  1,483,960
#   Kinko Optical Co., Ltd.                          747,000    766,843
    Kinpo Electronics                              5,249,157  2,339,341
#   KMC Kuei Meng International, Inc.                 35,875    158,656
    KS Terminals, Inc.                               407,482    395,755
    Kung Long Batteries Industrial Co., Ltd.         308,000    846,996
#   Kung Sing Engineering Corp.                    1,486,000    743,121
#   Kuo Toong International Co., Ltd.                649,000    878,040
#   Kuoyang Construction Co., Ltd.                 2,228,384  1,489,920
    Kwong Fong Industries                          1,305,760    972,226
    KYE Systems Corp.                              1,372,903    591,084
    L&K Engineering Co., Ltd.                        623,048    650,923
    LAN FA Textile                                   826,933    267,484
    Laser Tek Taiwan Co., Ltd.                        46,504     27,846
    LCY Chemical Corp.                               441,383    582,657
#   Leader Electronics, Inc.                         653,000    324,528
#   Leadtrend Technology Corp.                       162,086    212,238
    Lealea Enterprise Co., Ltd.                    3,260,542  1,198,673
    Ledtech Electronics Corp.                        207,000    130,404
#   LEE CHI Enterprises Co., Ltd.                    886,000    440,379
#*  Leofoo Development Co.                         1,394,000    594,530
#   LES Enphants Co., Ltd.                           850,754    656,157
#   Lextar Electronics Corp.                       1,179,500  1,007,825
*   Li Peng Enterprise Co., Ltd.                   2,720,388  1,349,879
#   Lian HWA Food Corp.                              312,289    416,285
    Lien Hwa Industrial Corp.                      2,446,676  1,581,787
    Lingsen Precision Industries, Ltd.             1,727,506    896,664
    Lite-On Semiconductor Corp.                    1,454,730    876,930
#   Long Bon International Co., Ltd.               1,495,945  1,200,157
    Long Chen Paper Co., Ltd.                      2,107,239    832,207
#   Longwell Co.                                     539,000    478,345
    Lotes Co., Ltd.                                  273,778    672,085
*   Lucky Cement Corp.                               677,000    185,520
#   Lumax International Corp., Ltd.                  448,769  1,145,194
    Macroblock, Inc.                                 141,000    323,706

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
TAIWAN -- (Continued)
#*  Macronix International                         17,113,481 $4,000,524
    MacroWell OMG Digital Entertainment Co., Ltd.      38,000    107,288
    Mag Layers Scientific-Technics Co., Ltd.            7,337     12,084
    Makalot Industrial Co., Ltd.                      683,202  4,124,280
    Marketech International Corp.                     612,000    373,298
    Masterlink Securities Corp.                     4,448,000  1,467,762
    Mayer Steel Pipe Corp.                            842,567    406,561
    Maywufa Co., Ltd.                                 170,322     96,458
#*  Medigen Biotechnology Corp.                       428,290  3,015,808
    Meiloon Industrial Co.                            393,809    304,227
    Mercuries & Associates, Ltd.                    1,478,991  1,111,547
    Merry Electronics Co., Ltd.                       966,169  3,308,291
    Micro-Star International Co., Ltd.              3,332,075  2,239,650
#*  Microbio Co., Ltd.                              1,664,607  1,964,804
#*  Microelectronics Technology, Inc.               1,074,019    694,723
    Microlife Corp.                                   167,600    473,054
#   MIN AIK Technology Co., Ltd.                      674,316  3,408,397
    Mirle Automation Corp.                            698,009    596,288
*   Mitac Holdings Corp.                            2,729,000  2,507,973
*   Mosel Vitelic, Inc.                             1,924,014    440,841
*   Motech Industries, Inc.                         1,592,000  2,962,093
    MPI Corp.                                         320,000    558,650
#   Nak Sealing Technologies Corp.                    248,954    642,263
#   Namchow Chemical Industrial, Ltd.                 760,000  1,281,486
#   Nan Kang Rubber Tire Co., Ltd.                  2,218,952  2,851,626
*   Nan Ren Lake Leisure Amusement Co., Ltd.          917,000    421,085
#*  Nan Ya Printed Circuit Board Corp.              1,197,000  1,616,810
#   Nantex Industry Co., Ltd.                       1,232,844    875,102
*   Nanya Technology Corp.                          2,937,000    407,692
    National Petroleum Co., Ltd.                      763,824    731,740
#*  Neo Solar Power Corp.                           2,859,190  3,046,775
    Netronix, Inc.                                    319,000    795,484
    New Asia Construction & Development Corp.         732,835    193,951
    New Era Electronics Co., Ltd.                     380,000    487,030
#*  Newmax Technology Co., Ltd.                       370,009  1,225,372
    Nexcom International Co., Ltd.                    232,257    179,714
    Nichidenbo Corp.                                  451,340    396,216
    Nien Hsing Textile Co., Ltd.                    1,173,436  1,273,139
    Nishoku Technology, Inc.                          124,000    175,191
#   Nuvoton Technology Corp.                          308,000    242,009
    O-TA Precision Industry Co., Ltd.                  17,000     11,920
#*  Ocean Plastics Co., Ltd.                          812,200  1,017,104
    Oneness Biotech Co., Ltd.                         281,000    483,261
    OptoTech Corp.                                  2,758,886  1,140,880
*   Orient Semiconductor Electronics, Ltd.          2,708,000    469,400
    Oriental Union Chemical Corp.                   2,859,267  3,040,712
#   Orise Technology Co., Ltd.                        343,000    532,387
    P-Two Industries, Inc.                             49,000     24,668
#   Pacific Construction Co.                          950,921    336,229
*   Pan Jit International, Inc.                     1,533,541    662,170
#   Pan-International Industrial                    1,761,331  1,409,601
    Parade Technologies, Ltd.                          50,401    376,831

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
TAIWAN -- (Continued)
    Paragon Technologies Co., Ltd.                    371,246 $  477,168
#   PChome Online, Inc.                               262,000  1,522,396
*   PharmaEngine, Inc.                                159,755  1,436,156
    Phihong Technology Co., Ltd.                    1,170,901    722,702
    Phoenix Tours International, Inc.                 273,000    525,375
#*  Phytohealth Corp.                                 472,929    698,573
*   Picvue Electronics, Ltd.                           72,760         --
#*  Pihsiang Machinery Manufacturing Co., Ltd.        547,534    590,727
    Pixart Imaging, Inc.                              666,150  1,264,092
    Plotech Co., Ltd.                                 115,000     40,927
#   Polytronics Technology Corp.                      280,027    568,931
#   Portwell, Inc.                                    457,000    427,191
    Posiflex Technologies, Inc.                        86,940    278,278
*   Potrans Electrical Corp.                          228,000         --
*   Power Quotient International Co., Ltd.            796,600    503,148
*   Powercom Co., Ltd.                                867,140    165,975
    Powertech Industrial Co., Ltd.                    367,000    212,099
    Poya Co., Ltd.                                    254,520  1,338,487
    President Securities Corp.                      3,460,488  1,949,604
#   Prime Electronics Satellitics, Inc.               670,822    524,570
    Prince Housing & Development Corp.              4,234,760  2,728,229
*   Procomp Informatics, Ltd.                          21,675         --
*   Prodisc Technology, Inc.                        1,707,199         --
#   Promate Electronic Co., Ltd.                      732,000    765,783
#   Promise Technology, Inc.                          638,286    727,975
*   Protop Technology Co., Ltd                        192,000         --
*   Qisda Corp.                                     6,881,900  1,596,802
#   Qualipoly Chemical Corp.                          275,000    242,767
    Quanta Storage, Inc.                              723,000    752,917
*   Quintain Steel Co., Ltd.                        1,777,824    412,035
#   Radium Life Tech Co., Ltd.                      2,397,235  2,097,663
    Ralec Electronic Corp.                            103,209    151,954
    Realtek Semiconductor Corp.                       931,644  2,165,952
    Rechi Precision Co., Ltd.                       1,169,448  1,167,844
*   Rexon Industrial Corp., Ltd.                       94,392     41,614
#   Rich Development Co., Ltd.                      2,669,036  1,146,423
    Richtek Technology Corp.                          654,000  2,947,208
#*  Ritek Corp.                                    13,129,387  2,131,163
    Rotam Global Agrosciences, Ltd.                    12,000     22,056
    Ruentex Engineering & Construction Co.             35,000     67,824
#   Run Long Construction Co., Ltd.                   380,000    413,906
*   Sainfoin Technology Corp.                         131,260         --
    Sampo Corp.                                     2,833,327    993,999
    San Fang Chemical Industry Co., Ltd.              612,632    585,298
    San Shing Fastech Corp.                           248,040    560,814
    Sanyang Industry Co., Ltd.                      3,375,628  5,907,287
    Sanyo Electric Taiwan Co., Ltd.                   496,400    652,486
    SCI Pharmtech, Inc.                               136,091    324,749
#   SDI Corp.                                         601,000    669,827
    Senao International Co., Ltd.                     445,541  1,422,843
#   Sercomm Corp.                                     839,000  1,171,384
#   Sesoda Corp.                                      692,212    744,842

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
TAIWAN -- (Continued)
    Shan-Loong Transportation Co., Ltd.               29,000 $   23,836
    Sheng Yu Steel Co., Ltd.                         605,980    463,470
#   ShenMao Technology, Inc.                         441,891    516,082
    Shih Her Technologies, Inc.                       95,000    207,599
    Shih Wei Navigation Co., Ltd.                    996,183    714,852
    Shihlin Electric & Engineering Corp.           1,301,000  1,644,731
*   Shihlin Paper Corp.                              555,000    882,674
    Shin Hai Gas Corp.                                 1,113      1,484
#   Shin Zu Shing Co., Ltd.                          615,144  1,355,219
#*  Shining Building Business Co., Ltd.            1,208,770    940,631
    Shinkong Insurance Co., Ltd.                   1,052,131    819,127
    Shinkong Synthetic Fibers Corp.                7,179,395  2,480,749
    Shinkong Textile Co., Ltd.                     1,068,542  1,436,301
    Shiny Chemical Industrial Co., Ltd.              243,000    424,375
    Shuttle, Inc.                                  1,381,152    604,309
    Sigurd Microelectronics Corp.                  1,698,974  1,645,925
#*  Silicon Integrated Systems Corp.               2,908,820    905,112
    Silicon Power Computer & Communications, Inc.    228,000    312,827
#   Silitech Technology Corp.                        459,848    594,257
#   Sinbon Electronics Co., Ltd.                     934,000  1,111,253
    Sincere Navigation Corp.                       1,460,786  1,357,844
#   Singatron Enterprise Co., Ltd.                   437,000    234,905
*   Sinkang Industries, Ltd.                         153,521     55,033
    Sinmag Equipment Corp.                           138,810    666,125
#*  Sino-American Silicon Products, Inc.           2,409,000  3,339,500
#   Sinon Corp.                                    1,748,510    979,348
#   Sinphar Pharmaceutical Co., Ltd.                 572,588  1,004,270
    Sinyi Realty Co.                                 832,286  1,523,545
#   Sirtec International Co., Ltd.                   603,000  1,158,880
    Sitronix Technology Corp.                        524,879    875,549
*   Siward Crystal Technology Co., Ltd.              536,000    252,177
    Soft-World International Corp.                   550,000  1,240,689
    Solar Applied Materials Technology Co.         1,603,581  1,365,332
#*  Solartech Energy Corp.                           254,000    216,404
    Solomon Technology Corp.                         142,723     62,308
#*  Solytech Enterprise Corp.                        974,000    361,089
    Sonix Technology Co., Ltd.                       806,000  1,097,413
#   Southeast Cement Co., Ltd.                     1,053,700    609,495
    Spirox Corp.                                      66,000     27,956
#   Sporton International, Inc.                      188,829    680,098
    St Shine Optical Co., Ltd.                       177,000  5,213,059
    Standard Chemical & Pharma                       461,571    807,267
*   Star Comgistic Capital Co., Ltd.               1,020,713    420,382
    Stark Technology, Inc.                           598,860    621,236
    Sunonwealth Electric Machine Industry Co.,
      Ltd.                                           662,487    384,336
*   Sunplus Technology Co., Ltd.                   1,808,000    661,321
    Sunrex Technology Corp.                          914,736    383,257
    Sunspring Metal Corp.                            221,000    654,429
*   Super Dragon Technology Co., Ltd.                159,382    111,178
    Supreme Electronics Co., Ltd.                    856,000    434,400
    Swancor Ind Co., Ltd.                            211,000    452,611
    Sweeten Construction Co., Ltd.                   577,206    374,256

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
TAIWAN -- (Continued)
    Syncmold Enterprise Corp.                         525,000 $  901,342
#   Synmosa Biopharma Corp.                           448,695    663,574
    Sysage Technology Co., Ltd.                       352,800    376,508
    Systex Corp.                                      242,388    460,007
    TA Chen Stainless Pipe                          2,808,248  1,344,898
*   Ta Chong Bank, Ltd.                             7,611,897  2,670,041
*   Ta Chong Securities Co., Ltd.                     209,000     63,966
    Ta Ya Electric Wire & Cable                     2,645,306    628,374
    Ta Yih Industrial Co., Ltd.                       194,000    386,982
#   TA-I Technology Co., Ltd.                         774,972    401,459
#   Tah Hsin Industrial Co., Ltd.                     474,000    463,077
    TAI Roun Products Co., Ltd.                       239,000     81,338
#   Tai Tung Communication Co., Ltd.                  115,000    145,861
#   Taichung Commercial Bank                        9,445,069  3,502,722
#   TaiDoc Technology Corp.                           184,000    499,391
    Taiflex Scientific Co., Ltd.                      865,000  1,795,190
#   Taimide Tech, Inc.                                446,000    366,124
    Tainan Enterprises Co., Ltd.                      643,370    729,313
    Tainan Spinning Co., Ltd.                       4,952,172  3,732,490
#*  Taisun Enterprise Co., Ltd.                     1,425,428    731,378
*   Taita Chemical Co., Ltd.                          741,951    317,403
#   Taiwan Acceptance Corp.                           390,480    979,656
    Taiwan Calsonic Co., Ltd.                          33,000     32,740
    Taiwan Chinsan Electronic Industrial Co., Ltd.    378,000    613,676
    Taiwan Cogeneration Corp.                       1,625,566  1,006,850
    Taiwan FamilyMart Co., Ltd.                        20,000    108,923
    Taiwan Fire & Marine Insurance Co.              1,055,338    841,821
*   Taiwan Flourescent Lamp Co., Ltd.                 176,000         --
    Taiwan FU Hsing Industrial Co., Ltd.              670,000    752,192
    Taiwan Hon Chuan Enterprise Co., Ltd.           1,216,814  2,564,838
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.    795,120    602,715
*   Taiwan Kolin Co., Ltd.                          1,356,000         --
#*  Taiwan Land Development Corp.                   3,367,798  1,292,605
*   Taiwan Life Insurance Co., Ltd.                 1,897,586  1,682,291
    Taiwan Line Tek Electronic                        404,529    342,368
    Taiwan Mask Corp.                               1,038,412    337,631
    Taiwan Navigation Co., Ltd.                       697,777    647,063
    Taiwan Paiho, Ltd.                              1,274,287  1,766,068
#   Taiwan PCB Techvest Co., Ltd.                   1,040,238  1,192,615
#   Taiwan Prosperity Chemical Corp.                  483,000    494,837
#*  Taiwan Pulp & Paper Corp.                       1,940,980    849,490
#   Taiwan Sakura Corp.                             1,398,003    904,227
    Taiwan Secom Co., Ltd.                          1,069,332  2,591,350
    Taiwan Semiconductor Co., Ltd.                  1,215,000    999,200
    Taiwan Sogo Shin Kong SEC                         997,278  1,239,703
*   Taiwan Styrene Monomer                          2,424,961  1,848,479
    Taiwan Surface Mounting Technology Co., Ltd.    1,061,550  1,512,061
#*  Taiwan TEA Corp.                                3,021,897  2,484,886
#   Taiwan Union Technology Corp.                     798,000    610,326
#   Taiyen Biotech Co., Ltd.                          969,000    829,159
*   Tang Eng Iron Works Co., Ltd.                      60,000     59,644
*   Tatung Co., Ltd.                               10,752,015  2,980,916

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
TAIWAN -- (Continued)
#   Te Chang Construction Co., Ltd.                  392,840 $  357,804
*   Tecom Co., Ltd.                                  108,114     10,962
#*  Tekcore Co., Ltd.                                326,000    147,157
#   Ten Ren Tea Co., Ltd.                            187,980    278,573
    Test Research, Inc.                              757,821  1,031,220
    Test-Rite International Co., Ltd.              1,680,495  1,308,249
    ThaiLin Semiconductor Corp.                      226,000    135,604
    Thinking Electronic Industrial Co., Ltd.         403,204    467,606
    Thye Ming Industrial Co., Ltd.                   873,669  1,008,399
#   Ton Yi Industrial Corp.                        2,146,644  2,375,233
#   Tong Hsing Electronic Industries, Ltd.           625,963  3,311,411
    Tong Yang Industry Co., Ltd.                   1,818,741  2,832,068
    Tong-Tai Machine & Tool Co., Ltd.                932,599    894,806
    Topco Scientific Co., Ltd.                       691,572  1,212,344
    Topco Technologies Corp.                         114,000    281,428
#   Topoint Technology Co., Ltd.                     725,776    556,661
#   Toung Loong Textile Manufacturing                373,000  1,422,277
    Trade-Van Information Services Co.               239,000    217,608
#   Transasia Airways Corp.                          578,000    241,599
    Transcend Information, Inc.                       22,651     71,537
    Tsann Kuen Enterprise Co., Ltd.                  514,686    724,728
    TSC Auto ID Technology Co., Ltd.                  63,000    401,116
    Ttet Union Corp.                                 270,000    614,875
    TTFB Co., Ltd.                                     9,000     88,180
#   TTY Biopharm Co., Ltd.                           851,902  3,317,723
#   Tung Ho Steel Enterprise Corp.                 3,686,000  3,305,216
    Tung Ho Textile Co., Ltd.                        598,000    203,661
#   Tung Thih Electronic Co., Ltd.                   298,600    887,033
    TURVO International Co., Ltd.                    114,400    479,946
    TXC Corp.                                      1,349,053  1,665,383
*   TYC Brother Industrial Co., Ltd.                 573,980    327,690
*   Tycoons Group Enterprise                       2,368,182    471,876
*   Tyntek Corp.                                   1,563,393    382,301
    TZE Shin International Co., Ltd.                 336,232    135,029
#   Ubright Optronics Corp.                          149,500    347,806
    Unic Technology Corp.                             72,723     29,069
*   Union Bank Of Taiwan                           3,518,043  1,287,423
    Unitech Computer Co., Ltd.                       281,804    134,543
*   Unitech Printed Circuit Board Corp.            2,859,370  1,228,111
    United Integrated Services Co., Ltd.           1,093,439  1,207,420
#   Unity Opto Technology Co., Ltd.                1,413,500  1,107,183
    Universal Cement Corp.                         1,746,191  1,603,241
*   Unizyx Holding Corp.                           1,809,430    941,003
    UPC Technology Corp.                           3,551,447  1,716,238
    Userjoy Technology Co., Ltd.                      74,000    122,586
    USI Corp.                                      3,673,734  2,695,078
    Ve Wong Corp.                                    503,696    424,853
#*  Via Technologies, Inc.                           794,500    649,746
    Viking Tech Corp.                                 43,000     38,315
    Visual Photonics Epitaxy Co., Ltd.               806,696    814,956
#   Vivotek, Inc.                                    243,225  1,414,072
*   Wafer Works Corp.                              1,310,580    707,399

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
TAIWAN -- (Continued)
#   Wah Hong Industrial Corp.                         331,021 $    354,994
    Wah Lee Industrial Corp.                          819,000    1,313,037
*   Walsin Lihwa Corp.                              3,797,000    1,177,028
*   Walsin Technology Corp.                         2,427,873      650,932
*   Walton Advanced Engineering, Inc.               1,443,197      515,421
    Wan Hai Lines, Ltd.                             1,440,000      776,011
    WAN HWA Enterprise Co.                            633,992      322,786
    Waterland Financial Holdings Co., Ltd.          5,334,504    1,834,816
    Ways Technical Corp., Ltd.                        295,000      429,707
*   WEI Chih Steel Industrial Co., Ltd.               433,000       71,596
#   Wei Chuan Foods Corp.                           1,836,000    3,477,177
*   Wei Mon Industry Co., Ltd.                      1,682,282      552,311
    Weikeng Industrial Co., Ltd.                      957,100      709,824
    Well Shin Technology Co., Ltd.                    328,000      558,499
    Weltrend Semiconductor                          1,018,650      974,548
    Win Semiconductors Corp.                        2,659,000    2,345,303
#*  Winbond Electronics Corp.                      14,866,138    3,752,489
#*  Wintek Corp.                                    8,975,000    3,352,494
#   Wisdom Marine Lines Co., Ltd.                     792,120      950,540
    Wistron NeWeb Corp.                             1,133,021    2,728,854
#   WT Microelectronics Co., Ltd.                   1,366,879    1,632,798
    WUS Printed Circuit Co., Ltd.                   1,582,000      711,254
    X-Legend Entertainment Co., Ltd.                   10,500       47,696
#   XAC Automation Corp.                              241,000      330,832
#   Xxentria Technology Materials Corp.               587,000    1,124,718
    Yageo Corp.                                     6,829,200    2,325,899
    YC INOX Co., Ltd.                               1,562,171    1,095,423
#   YeaShin International Development Co., Ltd.       940,508      736,463
#   Yem Chio Co., Ltd.                              1,667,642    1,270,182
    YFY, Inc.                                       6,150,212    3,263,855
*   Yi Jinn Industrial Co., Ltd.                      735,312      199,810
*   Yieh Phui Enterprise Co., Ltd.                  4,730,338    1,496,377
    Young Fast Optoelectronics Co., Ltd.              617,872      678,223
#   Young Optics, Inc.                                264,111      552,121
#   Youngtek Electronics Corp.                        485,245      972,216
    Yufo Electronics Co., Ltd.                         98,000       64,743
    Yung Chi Paint & Varnish Manufacturing Co.,
      Ltd.                                            333,869      787,961
#   Yungshin Construction & Development Co.            39,000       95,208
    YungShin Global Holding Corp.                     800,300    1,562,157
#   Yungtay Engineering Co., Ltd.                   1,597,000    4,686,169
    Zeng Hsing Industrial Co., Ltd.                   238,349    1,399,466
    Zenitron Corp.                                    902,000      585,337
#*  Zig Sheng Industrial Co., Ltd.                  2,268,732      814,624
    Zinwell Corp.                                   1,425,586    1,535,153
    Zippy Technology Corp.                            581,948      579,925
#   ZongTai Real Estate Development Co., Ltd.         352,800      433,731
                                                              ------------
TOTAL TAIWAN                                                   632,416,334
                                                              ------------
THAILAND -- (4.5%)
    AAPICO Hitech PCL                                 964,380      523,631
    Aeon Thana Sinsap Thailand PCL                    142,500      414,337
    AJ Plast PCL                                    1,601,288      524,759

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ----------- ----------
THAILAND -- (Continued)
    Amarin Printing & Publishing PCL                    70,600 $   47,634
    Amata Corp. PCL                                  4,023,200  2,210,336
    AP Thailand PCL                                  9,955,060  1,743,135
*   Apex Development PCL                                 3,536         --
*   Asia Green Energy PCL                            1,555,700    129,954
    Asia Plus Securities PCL                        10,379,800  1,260,583
    Asian Insulators PCL                             1,794,300    899,312
    Bangchak Petroleum PCL                           4,164,400  4,448,717
    Bangkok Aviation Fuel Services PCL               1,389,217  1,138,154
    Bangkok Chain Hospital PCL                       8,478,437  1,729,737
    Bangkok Expressway PCL                           2,873,100  3,346,181
    Bangkok Insurance PCL                              128,701  1,529,940
    Bangkok Life Assurance PCL                       1,442,500  2,919,759
*   Bangkok Metro PCL                               44,329,600  1,566,669
*   Bangkok Rubber PCL                                  14,600         --
    Bangkokland PCL                                 81,318,070  4,493,721
    Bumrungrad Hospital PCL                          1,589,500  4,442,940
    CalComp Electronics Thailand PCL                11,679,200  1,163,230
*   Central Paper Industry P.L.C.                           20         --
    Central Plaza Hotel PCL                          3,664,700  4,621,349
    CH Karnchang PCL                                 5,788,200  4,128,451
    Charoong Thai Wire & Cable PCL                   1,317,400    444,424
    Christiani & Nielsen Thai                          417,800     95,305
    Country Group Securities PCL                     6,720,500    267,740
    CS Loxinfo PCL                                   1,759,200    627,377
    Delta Electronics Thailand PCL                   3,559,200  5,460,299
    Demco PCL                                          604,000    145,542
    Dhipaya Insurance PCL                              608,900    567,329
    Diamond Building Products PCL                    2,479,600    720,976
    DSG International Thailand PCL                   2,799,600    908,465
    Dynasty Ceramic PCL                              1,353,400  2,326,326
    Eastern Water Resources Development and
      Management PCL                                 4,333,100  1,768,044
    Electricity Generating PCL                         544,900  2,240,874
    Erawan Group PCL (The)                           8,149,270  1,235,809
    Esso Thailand PCL                               11,141,600  2,505,741
*   G J Steel PCL                                  130,617,600    293,758
*   G Steel PCL (Foreign)                           27,015,300    121,515
*   GFPT PCL                                         4,603,000  1,404,932
*   GMM Grammy PCL                                   1,791,660    892,232
*   Golden Land Property Development PCL             1,978,400    495,792
*   Grand Canal Land PCL                             2,499,000    240,867
    Gunkul Engineering PCL                           2,024,500  1,066,725
    Hana Microelectronics PCL                        2,170,996  1,590,320
    Hemaraj Land and Development PCL                33,959,700  3,796,940
    ICC International PCL                              204,600    262,940
*   Italian-Thai Development PCL                    19,673,827  3,697,731
*   ITV PCL                                          2,785,600     93,972
    Jasmine International PCL                        4,221,100  1,145,969
    Jaymart PCL                                      1,324,100    935,910
    Jubilee Enterprise PCL                             159,300    125,905
    Kang Yong Electric PCL                              23,900    190,432
    KCE Electronics PCL                              1,786,218  1,050,210

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
THAILAND -- (Continued)
    KGI Securities Thailand PCL                     9,781,400 $  905,074
    Khon Kaen Sugar Industry PCL                    4,776,000  1,933,417
    Kiatnakin Bank PCL                              3,023,300  4,055,350
    Laguna Resorts & Hotels PCL                       197,000    205,703
    Lanna Resources PCL                             1,894,350    754,697
    LH Financial Group PCL                         26,770,146  1,143,913
    Loxley PCL                                      7,850,565  1,200,600
    LPN Development PCL(B00PXK5)                      411,500    289,537
    LPN Development PCL(B00Q643)                    4,549,000  3,200,742
    Major Cineplex Group PCL                        3,105,500  1,905,704
    Maybank Kim Eng Securities Thailand PCL           277,100    201,204
    MBK PCL                                           554,700  2,673,253
    MCOT PCL                                        2,352,600  2,626,598
*   MDX PCL                                           463,800    151,992
    Modernform Group PCL                              413,900    123,671
*   Muang Thai Insurance PCL                           43,788    125,561
    Muramoto Electron Thailand PCL                     14,000     66,683
*   Nation Multimedia Group PCL                    14,377,900    692,911
*   Natural Park PCL                               51,018,000     98,348
    Nava Nakorn PCL                                 1,715,500    139,996
    Noble Development PCL                             585,900    199,535
    Polyplex Thailand PCL                           2,300,700    753,964
    Precious Shipping PCL                           3,208,300  1,979,096
    Premier Marketing PCL                             136,500     37,716
    President Rice Products PCL                         3,375      4,337
    Property Perfect PCL                           21,874,700    766,054
    Pruksa Real Estate PCL                          7,084,800  5,076,017
    Quality Houses PCL                             33,101,508  3,233,047
*   Raimon Land PCL                                13,557,900    544,494
*   Regional Container Lines PCL                    2,243,400    475,709
    Robinson Department Store PCL                     101,625    172,232
    Rojana Industrial Park PCL                      5,372,000  1,320,347
    RS PCL                                          3,358,700    922,631
    Saha Pathana Inter-Holding PCL                    680,300    485,226
    Saha-Union PCL                                    746,600    911,512
*   Sahaviriya Steel Industries PCL                74,435,600    884,857
    Samart Corp. PCL                                3,447,700  2,237,543
    Samart I-Mobile PCL                            11,322,300  1,244,089
    Samart Telcoms PCL                              2,212,100  1,201,108
    Sansiri PCL                                    33,810,908  2,433,299
    SC Asset Corp PCL                              14,046,225  1,696,829
    SE Education PCL                                  168,069     26,999
*   Siam Commercial Samaggi Insurance PCL (The)        65,700     46,439
    Siam Future Development PCL                     6,419,521  1,371,560
    Siam Global House PCL                           6,084,983  3,734,078
    Siamgas & Petrochemicals PCL                    2,476,700  1,098,103
    Singer Thailand PCL                               386,400    255,738
    Sino Thai Engineering & Construction PCL        5,251,500  3,914,371
    SNC Former PCL                                    869,400    550,271
    Somboon Advance Technology PCL                  1,715,637    903,982
*   SPCG PCL                                        2,243,900  1,658,143
    Sri Ayudhya Capital PCL                            27,000     20,472

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
THAILAND -- (Continued)
    Sri Trang Agro-Industry PCL                     4,616,690 $  2,002,420
    Srithai Superware PCL                             992,900      586,967
    STP & I PCL                                     5,087,440    3,318,073
    Supalai PCL                                     5,976,633    3,398,760
    Susco PCL                                         849,100      102,028
*   SVI PCL                                         7,584,900      901,659
    Symphony Communication PCL                        414,300      170,379
*   Tata Steel Thailand PCL                        18,704,100      510,795
    Thai Airways International PCL(6364971)           141,400       92,222
    Thai Airways International PCL(6888868)         6,320,600    4,122,351
    Thai Carbon Black PCL                             504,600      363,961
    Thai Central Chemical PCL                         194,300      174,792
    Thai Factory Development PCL                    5,343,780    1,528,021
    Thai Metal Trade PCL                              583,600      215,627
    Thai Rayon PCL                                      9,400        9,060
*   Thai Reinsurance PCL(6609995)                     833,200      105,472
*   Thai Reinsurance PCL(6609575)                   6,335,500      801,988
    Thai Rung Union Car PCL                           655,100      144,175
    Thai Stanley Electric PCL                         206,600    1,526,683
    Thai Steel Cable PCL                                3,400        1,759
    Thai Tap Water Supply PCL                      12,968,800    4,291,683
    Thai Vegetable Oil PCL                          2,939,475    1,718,826
    Thai Wacoal PCL                                    78,000      123,108
    Thai-German Ceramic PCL                         3,855,000      421,108
    Thaicom PCL                                     3,837,200    4,900,521
    Thanachart Capital PCL                          4,752,800    5,268,164
    Thitikorn PCL                                     742,400      274,300
*   Thoresen Thai Agencies PCL                      3,744,920    2,129,641
    Ticon Industrial Connection PCL                 3,708,187    2,120,666
    Tipco Asphalt PCL                                 684,790    1,309,076
*   TIPCO Foods PCL                                 1,278,482      386,112
    Tisco Financial Group PCL(B3KFW10)                677,900      958,316
    Tisco Financial Group PCL(B3KFW76)              2,220,100    3,138,455
    Toyo-Thai Corp. PCL(B5ML0B6)                      347,500      429,839
    Toyo-Thai Corp. PCL(B5ML0D8)                    1,290,600    1,596,405
    TPI Polene PCL                                  7,578,660    3,141,035
*   Tycoons Worldwide Group Thailand PCL              764,600      104,649
    Union Mosaic Industry PCL                       3,273,200    1,083,179
    Unique Engineering & Construction PCL           3,212,300      846,293
    Univanich Palm Oil PCL                            939,000      322,805
    Univentures PCL                                 7,086,000    1,764,386
    Vanachai Group PCL                              3,287,866      295,776
    Vibhavadi Medical Center PCL                    3,907,320    1,255,364
    Vinythai PCL                                    2,792,934    1,049,874
    Workpoint Entertainment PCL                       827,100      876,925
                                                              ------------
TOTAL THAILAND                                                 202,541,380
                                                              ------------
TURKEY -- (3.1%)
    Adana Cimento Sanayii TAS Class A                 457,995      938,235
#   Adel Kalemcilik Ticaret ve Sanayi A.S.             22,284      652,480
#*  Adese Alisveris Merkezleri Ticaret A.S.            39,999      176,012
    Akcansa Cimento A.S.                              429,680    2,400,072

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
TURKEY -- (Continued)
#*  Akenerji Elektrik Uretim A.S.                  1,856,419 $1,243,516
#*  Akfen Holding A.S.                               747,158  1,620,930
*   AKIS Gayrimenkul Yatirimi A.S.                    45,283     71,382
#   Aksa Akrilik Kimya Sanayii                       843,653  3,479,617
    Aksigorta A.S.                                   995,287  1,384,876
*   Aktas Elektrik Ticaret A.S.                          370         --
    Alarko Holding A.S.                              682,424  2,018,964
#*  Albaraka Turk Katilim Bankasi A.S.             2,591,157  2,305,314
*   Altinyildiz Mensucat ve Konfeksiyon
      Fabrikalari A.S.                               110,344  2,748,250
*   Anadolu Anonim Tuerk Sigorta Sirketi           1,799,570  1,188,721
    Anadolu Cam Sanayii A.S.                         981,166  1,191,427
    Anadolu Hayat Emeklilik A.S.                     737,241  1,806,245
#*  Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.     42,525    438,461
    Aselsan Elektronik Sanayi Ve Ticaret A.S.              1          4
#*  Asya Katilim Bankasi A.S.                      5,934,410  6,012,532
#   Aygaz A.S.                                       124,525    566,850
#   Bagfas Bandirma Gubre Fabrik                      34,971    734,053
*   Banvit Bandirma Vitaminli Yem Sanayii ASA        297,934    432,482
#*  Baticim Bati Anadolu Cimento Sanayii A.S.        263,956    871,916
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret
      A.S.                                           885,060  1,049,360
    Bizim Toptan Satis Magazalari A.S.               181,001  2,172,691
    Bolu Cimento Sanayii A.S.                        514,692    734,958
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.    89,035  1,463,975
#*  Bosch Fren Sistemleri                                989     69,180
*   Boyner Buyuk Magazacilik                          31,905    153,152
    Brisa Bridgestone Sabanci Sanayi ve Ticaret
      A.S.                                           219,974    646,288
    Bursa Cimento Fabrikasi A.S.                     207,615    459,793
    Celebi Hava Servisi A.S.                          45,555    326,140
    Cimsa Cimento Sanayi VE Tica                     457,606  2,959,297
#*  Deva Holding A.S.                                683,187    720,423
    Dogan Gazetecilik A.S.                            59,365     48,385
*   Dogan Sirketler Grubu Holding A.S.             6,403,075  2,881,196
#*  Dogan Yayin Holding A.S.                       4,269,738  1,470,815
    Dogus Otomotiv Servis ve Ticaret A.S.            595,613  2,851,653
*   Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.      491,290    441,501
*   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret
      A.S.                                           265,518    580,955
#   Eczacibasi Yatirim Holding Ortakligi A.S.        354,065  1,136,202
    EGE Seramik Sanayi ve Ticaret A.S.               652,859    875,867
    EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S.            1,950,686  2,468,634
    Fenerbahce Futbol A.S.                            12,739    222,230
#*  Galatasaray Sportif Sinai ve Ticari
      Yatirimlar A.S.                                 25,537    403,382
    Gentas Genel Metal Sanayi ve Ticaret A.S.        463,448    268,962
    Global Yatirim Holding A.S.                    2,001,945  1,381,570
    Goldas Kuyumculuk Sanayi Ithalat ve Ihracat
      A.S.                                             8,540        898
    Goltas Goller Bolgesi Cimento Sanayi ve
      Ticaret A.S.                                    46,627  1,332,926
    Goodyear Lastikleri TAS                           37,464  1,174,251
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.   389,125  1,173,303
#*  GSD Holding                                    2,411,631  1,517,914
#*  Gubre Fabrikalari TAS                            203,105  1,697,656
*   Gunes Sigorta                                    330,927    312,944
#*  Hurriyet Gazetecilik A.S.                      1,130,609    428,780
#*  Ihlas Holding A.S.                             6,179,444  2,287,018

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
TURKEY -- (Continued)
#*  Ihlas Madencilik A.S.                            111,106 $  398,843
#   Indeks Bilgisayar Sistemleri Muhendislik
      Sanayi ve Ticaret A.S.                          82,829    167,842
#*  Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.    1,329,455  3,366,422
*   Is Finansal Kiralama A.S.                        951,417    466,334
    Is Yatirim Menkul Degerler A.S. Class A          254,709    183,634
*   Isiklar Yatirim Holding A.S.                     237,725     63,125
#*  Izmir Demir Celik Sanayi A.S.                    545,301    752,347
*   Kardemir Karabuk Demir Celik Sanayi ve
      Ticaret A.S. Class A                         1,448,775  1,401,534
#*  Kardemir Karabuk Demir Celik Sanayi ve
      Ticaret A.S. Class B                           692,748  1,502,353
*   Kardemir Karabuk Demir Celik Sanayi ve
      Ticaret A.S. Class D                         6,197,721  3,892,861
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.        1,639,695    972,048
#   Kartonsan Karton Sanayi ve Ticaret A.S.            8,767  1,104,640
#*  Kerevitas Gida Sanayi ve Ticaret A.S.              5,801    105,368
#   Konya Cimento Sanayii A.S.                         8,645  1,255,985
    Kordsa Global Endustriyel Iplik ve Kord Bezi
      Sanayi ve Ticaret A.S.                         116,486    211,234
*   Koza Anadolu Metal Madencilik Isletmeleri A.S. 1,427,863  3,098,545
    Mardin Cimento Sanayii ve Ticaret A.S.           285,454    649,199
#*  Marshall Boya ve Vernik                           28,715    638,715
*   Menderes Tekstil Sanayi ve Ticaret A.S.          831,656    220,153
*   Metro Ticari ve Mali Yatirimlar Holding A.S.   1,233,710    413,360
*   Migros Ticaret A.S.                              218,349  1,940,004
*   Milpa                                             38,030     33,409
*   Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii
      A.S.                                           149,549     88,188
*   Mudurnu Tavukculuk A.S.                            1,740         --
    Mutlu Aku ve Malzemeleri Sanayi AS               110,210    399,561
*   Mutlu Yatirim Proje ve Gayrimenkul Gelistirme
      AS                                               2,459     31,436
*   Nergis Holding A.S.                                1,784         --
#   NET Holding A.S.                               1,387,517  1,655,180
#*  Net Turizm Ticaret ve Sanayi SA                1,076,216    473,323
#   Netas Telekomunikasyon A.S.                      216,273    804,112
    Nuh Cimento Sanayi A.S.                          339,327  1,906,175
    Otokar Otomotiv Ve Savunma Sanayi A.S.           107,742  3,478,397
*   Park Elektrik Uretim Madencilik Sanayi ve
      Ticaret A.S.                                   546,545  1,577,345
#*  Petkim Petrokimya Holding A.S.                 4,055,738  6,384,172
    Pinar Entegre Et ve Un Sanayi A.S.               139,619    538,124
    Pinar SUT Mamulleri Sanayii A.S.                 130,977  1,134,714
#*  Polyester Sanayi A.S.                            756,712    419,652
*   Raks Elektronik Sanayi ve Ticaret A.S.             2,730         --
*   Reysas Tasimacilik ve Lojistik Ticaret A.S.            1         --
    Sarkuysan Elektrolitik Bakir Sanayi ve
      Ticaret A.S.                                   248,999    380,441
*   Sekerbank TAS                                  2,761,333  2,612,670
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.      1,289,594  1,283,231
    Soda Sanayii A.S.                                987,383  1,304,438
*   TAT Konserve Sanayii A.S.                        638,808    817,418
    TAV Havalimanlari Holding A.S.                    12,381     89,585
    Tekfen Holding A.S.                            1,158,399  2,786,245
*   Teknosa Ic Ve Dis Ticaret A.S.                    15,820    104,413
#*  Tekstil Bankasi A.S.                           1,337,315  1,029,098
    Tofas Turk Otomobil Fabrikasi A.S.                     1          7
#   Trakya Cam Sanayi A.S.                         2,590,405  3,208,551
    Turcas Petrol A.S.                               628,196    985,591
    Turk Traktor ve Ziraat Makineleri A.S.           124,115  4,083,247

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares      Value++
                                                   ---------- --------------
TURKEY -- (Continued)
    Turkiye Sinai Kalkinma Bankasi A.S.             5,576,356 $    5,430,780
    Ulker Biskuvi Sanayi A.S.                         463,570      3,536,212
*   Uzel Makina Sanayii A.S.                          172,635             --
#*  Vestel Beyaz Esya Sanayi ve Ticaret A.S.          464,135        689,379
#*  Vestel Elektronik Sanayi ve Ticaret A.S.        1,090,031      1,116,094
*   Yapi Kredi Sigorta A.S.                           194,413      1,830,802
#*  Zorlu Enerji Elektrik Uretim A.S.               1,483,938        979,452
                                                              --------------
TOTAL TURKEY                                                     141,990,626
                                                              --------------
TOTAL COMMON STOCKS                                            3,995,438,691
                                                              --------------
PREFERRED STOCKS -- (1.3%)

BRAZIL -- (1.3%)
    Alpargatas SA                                     907,380      6,253,160
    Banco ABC Brasil SA                               578,128      3,557,544
    Banco Alfa de Investimento SA                       2,600          6,567
    Banco Daycoval SA                                 328,827      1,308,253
    Banco do Estado do Rio Grande do Sul SA Class
      B                                               712,347      5,131,415
    Banco Industrial e Comercial SA                   484,320      1,621,438
    Banco Indusval SA                                  11,800         31,962
    Banco Mercantil do Brasil SA                        8,069         39,689
*   Banco Panamericano SA                           1,003,800      2,370,712
    Banco Pine SA                                     181,035        849,921
    Banco Sofisa SA                                    92,600        114,140
    Bardella SA Industrias Mecanicas                      500         11,334
*   Battistella Adm Participacoes SA                   35,500         15,676
*   Bombril SA                                          4,300         11,951
*   Centrais Eletricas de Santa Catarina SA            78,000        621,219
    Cia de Gas de Sao Paulo Class A                   128,087      3,392,391
    Cia de Saneamento do Parana                       185,001        569,762
*   Cia de Tecidos do Norte de Minas - Coteminas            2              2
*   Cia de Transmissao de Energia Eletrica
      Paulista                                         81,500      1,162,590
    Cia Energetica de Sao Paulo Class B               276,200      2,883,380
    Cia Energetica do Ceara Class A                   188,311      3,316,160
    Cia Ferro Ligas da Bahia - Ferbasa                286,249      1,749,517
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA                                        995,500      4,428,846
*   Empresa Metropolitana de Aguas e Energia SA        23,900         61,158
    Energisa SA                                        71,200         72,559
    Eucatex SA Industria e Comercio                   206,827        620,177
    Forjas Taurus SA                                  553,232        532,798
    Fras-Le Middle East Class A                        30,300         74,747
*   Gol Linhas Aereas Inteligentes SA                 176,800        891,162
*   Inepar SA Industria e Construcoes                 248,468        123,944
    Marcopolo SA                                    3,359,100      8,659,771
    Parana Banco SA                                    52,900        336,812
    Randon Participacoes SA                         1,174,526      6,661,139
    Saraiva SA Livreiros Editores                     167,673      2,128,518
    Schulz SA                                           9,000         43,397
*   Sharp SA Equipamentos Eletronicos              30,200,000             --
    Unipar Participacoes SA Class B                 2,790,948        595,865

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
BRAZIL -- (Continued)
      Whirlpool SA                                       139,716 $      273,228
                                                                 --------------
TOTAL BRAZIL                                                         60,522,904
                                                                 --------------
CHILE -- (0.0%)
      Coca-Cola Embonor SA Class B                         8,190         20,680
                                                                 --------------
COLOMBIA -- (0.0%)
      Avianca Holdings SA                                118,433        265,674
                                                                 --------------
TOTAL PREFERRED STOCKS                                               60,809,258
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*     Cia de Saneamento do Parana Rights 11/19/13         27,940             --
*     LLX Logistica SA Rights 11/12/13                   279,761          2,498
*     Refinaria de Petroleos de Manguinhos SA
        Rights 01/02/14                                   50,052          1,564
                                                                 --------------
TOTAL BRAZIL                                                              4,062
                                                                 --------------
CHILE -- (0.0%)
*     Salfacorp SA Rights 11/08/13                       158,270             93
                                                                 --------------
MALAYSIA -- (0.0%)
*     Malaysian Resources Corp. Bhd Warrants
        09/16/18                                       2,745,965        221,901
                                                                 --------------
POLAND -- (0.0%)
*     Polimex-Mostostal SA Rights                      2,699,832             --
                                                                 --------------
SOUTH KOREA -- (0.0%)
*     Hanwha General Insurance Co., Ltd. Rights
        11/08/13                                          59,982         16,964
*     Hyundai Merchant Marine Co., Ltd. Rights
        11/05/13                                          16,952             --
                                                                 --------------
TOTAL SOUTH KOREA                                                        16,964
                                                                 --------------
THAILAND -- (0.0%)
*     G J Steel PCL Rights 02/07/20                    5,379,492         34,567
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                   277,587
                                                                 --------------
                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (10.9%)
(S)@  DFA Short Term Investment Fund                  42,610,199    493,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.12%, 11/01/13
        (Collateralized by $943,517 FNMA, rates
        ranging from 2.500% to 4.500%, maturities
        ranging from 04/01/27 to 10/01/43, valued
        at $853,240) to be repurchased at $836,513   $       837        836,510
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL                                 493,836,510
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,088,232,390)              $4,550,362,046
                                                                 ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               October 31, 2013

                                                    Shares      Value+
                                                   --------- ------------
COMMON STOCKS -- (95.6%)

Consumer Discretionary -- (18.1%)
*   1-800-Flowers.com, Inc. Class A                   44,330 $    240,712
#   AH Belo Corp. Class A                             14,556      117,030
*   ALCO Stores, Inc.                                    700        7,714
    Arctic Cat, Inc.                                   3,436      180,046
#*  Ascent Capital Group, Inc. Class A                 8,564      722,973
#   Autoliv, Inc.                                      9,404      839,119
*   Ballantyne Strong, Inc.                            9,030       45,060
#*  Barnes & Noble, Inc.                              12,200      172,386
    Bassett Furniture Industries, Inc.                 2,900       40,600
#   Beasley Broadcasting Group, Inc. Class A           9,471       82,114
#*  Beazer Homes USA, Inc.                            12,516      227,416
#   bebe stores, Inc.                                 19,551      117,893
    Belo Corp. Class A                                62,627      859,869
    Best Buy Co., Inc.                               197,800    8,465,840
    Big 5 Sporting Goods Corp.                         8,501      160,754
*   Biglari Holdings, Inc.                             1,953      851,547
#   Bob Evans Farms, Inc.                             52,387    2,990,774
#   Bon-Ton Stores, Inc. (The)                         2,986       34,190
#*  Books-A-Million, Inc.                             14,887       37,366
    Brown Shoe Co., Inc.                              74,697    1,676,201
*   Build-A-Bear Workshop, Inc.                       25,874      203,370
#*  Cabela's, Inc.                                    53,051    3,146,985
*   Cache, Inc.                                       26,610      160,458
    Callaway Golf Co.                                122,359    1,031,486
*   Cambium Learning Group, Inc.                      37,733       55,090
    Canterbury Park Holding Corp.                      2,755       31,159
    Carnival Corp.                                   489,649   16,966,338
    Carriage Services, Inc.                           20,916      420,202
#*  Cavco Industries, Inc.                             7,600      445,132
    CBS Corp. Class A                                 28,263    1,670,626
    CBS Corp. Class B                                201,625   11,924,102
*   Christopher & Banks Corp.                         56,231      324,453
    Churchill Downs, Inc.                              7,682      659,961
*   Citi Trends, Inc.                                  3,415       50,132
*   Coast Distribution System (The)                      547        1,884
    Columbia Sportswear Co.                            4,317      288,678
    Comcast Corp. Class A                          3,446,875  164,002,312
    Comcast Corp. Special Class A                  1,088,341   50,390,188
#*  Conn's, Inc.                                      25,450    1,538,198
    Core-Mark Holding Co., Inc.                       24,059    1,701,693
*   Corinthian Colleges, Inc.                         36,345       77,778
    CSS Industries, Inc.                              13,050      337,865
#   CST Brands, Inc.                                  54,449    1,755,436
    Culp, Inc.                                        10,036      194,197
#*  dELiA*s, Inc.                                     22,143       30,557
#*  Delta Apparel, Inc.                                7,532      142,355
    Destination Maternity Corp.                          200        6,248
*   Destination XL Group, Inc.                        15,601      108,427
#   DeVry, Inc.                                        6,079      218,236
*   Digital Generation, Inc.                           8,748      110,662
    Dillard's, Inc. Class A                          120,300    9,862,194

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                   Shares    Value+
                                                   ------- -----------
Consumer Discretionary -- (Continued)
*   Discovery Communications, Inc. Class B           3,762 $   332,373
*   Dixie Group, Inc. (The)                         11,800     148,680
#   Dorman Products, Inc.                           20,712   1,006,810
    Dover Downs Gaming & Entertainment, Inc.         5,935       8,962
    Dover Motorsports, Inc.                         15,098      35,631
#   DR Horton, Inc.                                208,125   3,943,969
#*  DreamWorks Animation SKG, Inc. Class A          46,429   1,589,729
#*  Education Management Corp.                      13,202     201,991
    Educational Development Corp.                    1,679       4,802
    Escalade, Inc.                                     277       2,443
#*  EW Scripps Co. Class A                          41,061     813,829
#*  Federal-Mogul Corp.                             38,585     790,607
#*  Flanigan's Enterprises, Inc.                       865       9,584
#   Flexsteel Industries, Inc.                       2,068      56,787
    Foot Locker, Inc.                               15,700     544,790
    Fred's, Inc. Class A                            47,275     765,855
    Frisch's Restaurants, Inc.                         600      14,442
*   Fuel Systems Solutions, Inc.                     3,398      61,028
#*  Full House Resorts, Inc.                         2,574       7,079
*   G-III Apparel Group, Ltd.                       11,394     646,268
*   Gaiam, Inc. Class A                              5,988      37,545
#   GameStop Corp. Class A                         104,752   5,742,505
    Gaming Partners International Corp.                500       4,150
    Gannett Co., Inc.                              119,639   3,310,411
*   General Motors Co.                             674,707  24,930,424
#*  Genesco, Inc.                                    6,456     439,718
#*  Gray Television, Inc.                           46,874     396,085
#   Group 1 Automotive, Inc.                        57,936   3,707,904
*   Hallwood Group, Inc. (The)                         296       2,828
    Harte-Hanks, Inc.                               12,432      99,083
#   Hastings Entertainment, Inc.                       300         618
#   Haverty Furniture Cos., Inc.                    33,479     931,051
*   Helen of Troy, Ltd.                             64,389   3,008,254
#*  hhgregg, Inc.                                   36,388     564,378
*   Hollywood Media Corp.                           19,037      35,599
#   Hooker Furniture Corp.                          14,814     234,061
*   Hyatt Hotels Corp. Class A                      12,101     576,008
#*  Iconix Brand Group, Inc.                        95,618   3,450,854
    International Speedway Corp. Class A            24,844     812,647
*   Isle of Capri Casinos, Inc.                     15,434     125,170
#   JAKKS Pacific, Inc.                             13,103      84,383
*   Jarden Corp.                                   162,075   8,972,472
#*  JC Penney Co., Inc.                             85,215     639,113
    Johnson Outdoors, Inc. Class A                  15,588     427,579
    Jones Group, Inc. (The)                        103,143   1,602,842
*   Journal Communications, Inc. Class A            77,674     648,578
#   KB Home                                         30,800     522,676
*   Kid Brands, Inc.                                 9,776      13,638
    Kohl's Corp.                                    14,353     815,250
    La-Z-Boy, Inc.                                  56,332   1,300,143
*   Lakeland Industries, Inc.                       11,757      63,841
#*  Lee Enterprises, Inc.                           38,128     104,852

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                   Shares    Value+
                                                   ------- -----------
Consumer Discretionary -- (Continued)
#   Lennar Corp. Class A                           224,100 $ 7,966,755
    Lennar Corp. Class B                             7,868     231,870
*   Liberty Interactive Corp. Class A              882,463  23,791,202
#*  Liberty Interactive Corp. Class B               35,706     963,348
*   Liberty Media Corp. Class A                     96,383  14,737,925
*   Liberty Media Corp. Class B                      7,622   1,149,169
*   Liberty Ventures Series A                       38,401   4,123,115
*   Liberty Ventures Series B                        1,785     192,584
#*  Life Time Fitness, Inc.                         13,317     604,858
    Lifetime Brands, Inc.                           16,431     257,309
    Lithia Motors, Inc. Class A                     34,933   2,195,539
*   Live Nation Entertainment, Inc.                145,347   2,825,546
    Loral Space & Communications, Inc.              26,050   1,859,188
    Lowe's Cos., Inc.                              139,546   6,946,600
*   Luby's, Inc.                                    44,415     340,219
#*  M/I Homes, Inc.                                 37,930     776,427
    Mac-Gray Corp.                                  13,104     276,232
*   Madison Square Garden Co. (The) Class A         29,558   1,788,850
    Marcus Corp.                                    18,899     271,390
*   MarineMax, Inc.                                 29,164     429,586
*   Marriott Vacations Worldwide Corp.                 662      33,153
*   Martha Stewart Living Omnimedia Class A            980       2,509
    Matthews International Corp. Class A             3,202     130,001
#*  McClatchy Co. (The) Class A                     60,603     170,900
    MDC Holdings, Inc.                              18,400     537,096
#*  Media General, Inc. Class A                     25,196     367,358
    Men's Wearhouse, Inc. (The)                     52,860   2,235,978
#   Meredith Corp.                                  32,676   1,676,279
*   Meritage Homes Corp.                            28,156   1,278,001
#*  MGM Resorts International                      251,100   4,780,944
*   Modine Manufacturing Co.                        14,650     195,138
*   Mohawk Industries, Inc.                         98,740  13,075,151
*   Monarch Casino & Resort, Inc.                    1,103      18,652
*   Motorcar Parts of America, Inc.                 13,074     178,852
    Movado Group, Inc.                              36,900   1,720,647
*   MTR Gaming Group, Inc.                          24,536     127,587
*   Multimedia Games Holding Co., Inc.              23,224     755,012
*   Murphy USA, Inc.                                47,356   1,921,706
    NACCO Industries, Inc. Class A                   6,832     389,219
*   New York & Co., Inc.                             6,926      35,461
*   News Corp. Class A                             402,247   7,079,547
*   News Corp. Class B                              99,903   1,791,261
*   Office Depot, Inc.                              94,997     531,033
    OfficeMax, Inc.                                 32,198     482,326
*   Orient-Express Hotels, Ltd. Class A             75,198   1,000,885
#*  Pacific Sunwear of California, Inc.             43,900     118,091
*   Penn National Gaming, Inc.                      63,446   3,712,225
    Penske Automotive Group, Inc.                   43,845   1,737,139
*   Pep Boys-Manny Moe & Jack (The)                 75,098     971,768
*   Perfumania Holdings, Inc.                          537       2,497
    Perry Ellis International, Inc.                 21,492     408,563
#*  Pinnacle Entertainment, Inc.                    71,930   1,683,162

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                    Shares      Value+
                                                   --------- ------------
Consumer Discretionary -- (Continued)
    PulteGroup, Inc.                                 143,221 $  2,527,851
    PVH Corp.                                         31,964    3,981,755
#*  Quiksilver, Inc.                                  74,010      615,763
#*  Radio One, Inc. Class D                           13,955       41,865
#*  RadioShack Corp.                                  46,847      131,640
*   Red Lion Hotels Corp.                              8,907       53,620
*   Red Robin Gourmet Burgers, Inc.                   31,175    2,374,911
#   Regis Corp.                                       54,292      787,234
#   Rent-A-Center, Inc.                               76,435    2,617,134
#*  Rick's Cabaret International, Inc.                12,026      135,774
    Rocky Brands, Inc.                                 8,729      132,332
    Royal Caribbean Cruises, Ltd.                    322,500   13,557,900
*   Ruby Tuesday, Inc.                                70,361      417,241
    Saga Communications, Inc. Class A                  8,693      413,874
#*  Saks, Inc.                                        95,502    1,527,077
    Salem Communications Corp. Class A                10,922       90,216
#   Scholastic Corp.                                  30,900      886,521
*   Scientific Games Corp. Class A                    41,635      761,088
#*  Sears Holdings Corp.                              70,001    4,065,658
    Service Corp. International/US                   274,069    4,935,983
    Shiloh Industries, Inc.                           24,793      407,101
#   Shoe Carnival, Inc.                               33,450      869,365
*   Skechers U.S.A., Inc. Class A                     49,610    1,445,635
    Spartan Motors, Inc.                              16,820      114,208
    Speedway Motorsports, Inc.                        52,187      952,935
*   Sport Chalet, Inc. Class A                           875        1,006
*   Sport Chalet, Inc. Class B                           299          387
#   Stage Stores, Inc.                                53,575    1,106,324
#   Standard Motor Products, Inc.                     37,342    1,350,287
*   Stanley Furniture Co., Inc.                       15,798       61,454
#   Staples, Inc.                                    497,525    8,020,103
*   Starz Class A                                     96,383    2,905,947
*   Starz Class B                                      7,622      230,337
#   Stein Mart, Inc.                                  22,915      338,455
*   Steiner Leisure, Ltd.                              2,225      124,645
#   Stewart Enterprises, Inc. Class A                 85,569    1,130,366
*   Stoneridge, Inc.                                  19,361      247,046
#   Strattec Security Corp.                            5,224      211,676
    Superior Industries International, Inc.           37,089      695,419
    Superior Uniform Group, Inc.                       8,978      135,568
    Systemax, Inc.                                    11,750      111,625
#*  Tandy Leather Factory, Inc.                          500        4,150
    Time Warner Cable, Inc.                          693,942   83,377,131
    Time Warner, Inc.                              1,534,860  105,506,276
#*  Toll Brothers, Inc.                              203,299    6,684,471
    Trans World Entertainment Corp.                    5,781       25,032
#*  Tuesday Morning Corp.                             60,500      856,075
    Twenty-First Century Fox, Inc. Class A         1,287,383   43,874,013
    Twenty-First Century Fox, Inc. Class B           550,972   18,733,048
*   Unifi, Inc.                                       43,422    1,059,063
*   Universal Electronics, Inc.                        3,206      124,745
    Vail Resorts, Inc.                                11,600      817,220

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                    Shares      Value+
                                                   --------- ------------
Consumer Discretionary -- (Continued)
*   Valuevision Media, Inc. Class A                    3,998 $     21,349
#*  VOXX International Corp.                          24,496      379,933
    Walt Disney Co. (The)                             26,220    1,798,430
#   Washington Post Co. (The) Class B                  5,780    3,718,390
#   Wendy's Co. (The)                                242,704    2,109,098
*   West Marine, Inc.                                 26,468      323,174
#*  Wet Seal, Inc. (The) Class A                      13,619       45,079
    Whirlpool Corp.                                   30,049    4,387,454
    Wyndham Worldwide Corp.                          144,114    9,569,170
*   Zale Corp.                                        23,799      371,978
                                                             ------------
Total Consumer Discretionary                                  825,492,783
                                                             ------------
Consumer Staples -- (7.0%)
    Alico, Inc.                                          960       38,362
*   Alliance One International, Inc.                  35,084      104,199
    Andersons, Inc. (The)                             15,774    1,170,115
    Archer-Daniels-Midland Co.                       813,476   33,271,168
    Beam, Inc.                                       131,553    8,853,517
*   Boulder Brands, Inc.                              76,099    1,247,263
    Bunge, Ltd.                                      121,368    9,967,954
#   CCA Industries, Inc.                               8,323       25,718
#*  Central Garden and Pet Co.                        25,184      191,147
*   Central Garden and Pet Co. Class A                54,453      400,774
#*  Chiquita Brands International, Inc.               69,284      717,089
*   Constellation Brands, Inc. Class A               249,042   16,262,443
*   Constellation Brands, Inc. Class B                12,715      815,095
*   Craft Brew Alliance, Inc.                          9,754      158,210
    CVS Caremark Corp.                             1,510,745   94,058,984
*   Dole Food Co., Inc.                               19,567      265,133
*   Farmer Bros Co.                                    6,695      120,912
    Fresh Del Monte Produce, Inc.                     39,437    1,048,630
#   Griffin Land & Nurseries, Inc.                     1,500       49,500
#*  Hain Celestial Group, Inc. (The)                  43,646    3,632,657
    Ingles Markets, Inc. Class A                      11,437      295,189
    Ingredion, Inc.                                   62,117    4,084,814
    JM Smucker Co. (The)                             108,204   12,033,367
    John B Sanfilippo & Son, Inc.                     10,428      256,320
    Kraft Foods Group, Inc.                          214,436   11,661,030
*   Mannatech, Inc.                                      717       16,914
    MGP Ingredients, Inc.                              4,788       25,328
    Molson Coors Brewing Co. Class A                   1,908      105,121
    Molson Coors Brewing Co. Class B                 186,550   10,073,700
    Mondelez International, Inc. Class A           2,081,099   70,008,170
    Nash Finch Co.                                     1,082       30,361
    Nutraceutical International Corp.                 14,615      351,491
#   Oil-Dri Corp. of America                           5,047      179,118
*   Omega Protein Corp.                               25,852      241,975
*   Pantry, Inc. (The)                                22,475      300,940
*   Post Holdings, Inc.                               50,201    2,156,133
*   Prestige Brands Holdings, Inc.                   111,489    3,481,801
    Safeway, Inc.                                    157,807    5,507,464
    Sanderson Farms, Inc.                             16,100    1,017,681

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CONTINUED

                                                    Shares      Value+
                                                   --------- ------------
Consumer Staples -- (Continued)
    Seaboard Corp.                                     1,812 $  4,946,760
*   Seneca Foods Corp. Class A                         6,301      184,745
*   Seneca Foods Corp. Class B                           300        8,850
    Snyders-Lance, Inc.                               28,337      849,827
#   Spartan Stores, Inc.                              32,983      776,090
    Spectrum Brands Holdings, Inc.                    46,130    3,040,890
#*  Susser Holdings Corp.                             12,360      677,822
*   TreeHouse Foods, Inc.                             22,732    1,665,346
    Tyson Foods, Inc. Class A                        405,030   11,207,180
#   Universal Corp.                                   22,290    1,182,039
    Weis Markets, Inc.                                11,602      593,674
                                                             ------------
Total Consumer Staples                                        319,359,010
                                                             ------------
Energy -- (15.2%)
    Adams Resources & Energy, Inc.                     6,004      310,827
#   Alon USA Energy, Inc.                             33,484      404,487
#*  Alpha Natural Resources, Inc.                    170,794    1,195,558
    Anadarko Petroleum Corp.                         845,068   80,526,530
    Apache Corp.                                     289,715   25,726,692
#*  Approach Resources, Inc.                           6,883      193,756
#   Arch Coal, Inc.                                   60,743      257,550
#*  Atwood Oceanics, Inc.                              4,600      244,398
    Baker Hughes, Inc.                                84,672    4,918,596
*   Barnwell Industries, Inc.                          8,038       28,535
#*  Bill Barrett Corp.                                51,500    1,425,005
    Bolt Technology Corp.                              9,574      171,279
    Bristow Group, Inc.                               43,589    3,507,607
#*  C&J Energy Services, Inc.                         37,416      862,065
    Cabot Oil & Gas Corp.                                568       20,062
*   Callon Petroleum Co.                               5,219       35,646
#   Chesapeake Energy Corp.                          624,655   17,465,354
    Chevron Corp.                                    668,412   80,182,703
*   Cloud Peak Energy, Inc.                           33,115      516,925
#   Comstock Resources, Inc.                          32,421      554,723
    ConocoPhillips                                 1,766,829  129,508,566
    Contango Oil & Gas Co.                             1,064       45,604
*   Dawson Geophysical Co.                            17,055      498,688
    Delek US Holdings, Inc.                           52,256    1,335,141
*   Denbury Resources, Inc.                          289,460    5,496,845
    Devon Energy Corp.                                42,463    2,684,511
*   Double Eagle Petroleum Co.                         7,844       21,806
*   Emerald Oil, Inc.                                 32,065      278,965
#*  Endeavour International Corp.                      4,300       25,542
    EOG Resources, Inc.                                6,045    1,078,428
*   EPL Oil & Gas, Inc.                               27,489      876,349
*   Era Group, Inc.                                   36,653    1,158,235
#*  Exterran Holdings, Inc.                           69,200    1,975,660
#   Green Plains Renewable Energy, Inc.               26,534      427,993
    Gulf Island Fabrication, Inc.                     15,018      378,754
    Gulfmark Offshore, Inc. Class A                   35,505    1,767,439
#*  Harvest Natural Resources, Inc.                   48,645      243,225
*   Helix Energy Solutions Group, Inc.               103,010    2,437,217

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CONTINUED

                                                   Shares    Value+
                                                   ------- -----------
Energy -- (Continued)
#   Helmerich & Payne, Inc.                        108,670 $ 8,427,358
*   Hercules Offshore, Inc.                        107,413     730,408
    Hess Corp.                                     378,130  30,704,156
*   HKN, Inc.                                          564      42,018
    HollyFrontier Corp.                              7,105     327,256
*   Hornbeck Offshore Services, Inc.                29,719   1,642,569
#*  James River Coal Co.                            10,139      19,467
#*  Key Energy Services, Inc.                       49,745     389,006
    Knightsbridge Tankers, Ltd.                     14,861     122,455
#*  Magnum Hunter Resources Corp.                   82,198     586,072
    Marathon Oil Corp.                             903,937  31,872,819
    Marathon Petroleum Corp.                       451,968  32,388,027
*   Matador Resources Co.                            6,400     117,824
*   Matrix Service Co.                              15,423     320,644
*   McDermott International, Inc.                   63,698     450,345
    Murphy Oil Corp.                               189,426  11,426,176
    Nabors Industries, Ltd.                        272,782   4,768,229
    National Oilwell Varco, Inc.                   250,948  20,371,959
*   Natural Gas Services Group, Inc.                15,026     420,578
*   Newfield Exploration Co.                        40,262   1,225,978
#*  Newpark Resources, Inc.                         97,395   1,241,786
    Noble Corp.                                     74,243   2,798,961
    Noble Energy, Inc.                             133,794  10,025,184
#*  Northern Oil and Gas, Inc.                      16,372     268,992
    Occidental Petroleum Corp.                      32,222   3,095,890
#*  Overseas Shipholding Group, Inc.                 2,355       8,125
*   Parker Drilling Co.                            142,573   1,026,526
#   Patterson-UTI Energy, Inc.                     152,325   3,695,404
*   PDC Energy, Inc.                                24,103   1,634,424
*   Penn Virginia Corp.                             35,279     300,224
*   PHI, Inc.(69336T106)                             1,099      41,344
*   PHI, Inc.(69336T205)                            21,843     869,788
    Phillips 66                                    883,414  56,918,364
*   Pioneer Energy Services Corp.                   98,221     825,056
    Pioneer Natural Resources Co.                   88,400  18,102,552
    QEP Resources, Inc.                             33,043   1,092,402
*   Renewable Energy Group, Inc.                     2,882      31,443
*   REX American Resources Corp.                     4,050     116,802
#*  Rex Energy Corp.                                35,100     754,650
*   Rowan Cos. P.L.C. Class A                      121,858   4,396,637
#   SEACOR Holdings, Inc.                           36,653   3,584,663
    SemGroup Corp. Class A                           4,727     285,464
#   Ship Finance International, Ltd.                40,467     669,729
*   Stone Energy Corp.                               1,115      38,869
*   Superior Energy Services, Inc.                  72,294   1,939,648
#*  Swift Energy Co.                                34,900     478,828
#   Teekay Corp.                                    37,720   1,638,180
*   Tesco Corp.                                      3,745      64,339
    Tesoro Corp.                                   168,807   8,252,974
*   TETRA Technologies, Inc.                        25,510     330,865
    TGC Industries, Inc.                             1,787      13,170
    Tidewater, Inc.                                 49,127   2,958,428

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CONTINUED

                                                    Shares      Value+
                                                   --------- ------------
Energy -- (Continued)
#   Transocean, Ltd.                                 274,265 $ 12,909,654
*   Triangle Petroleum Corp.                           7,779       82,224
*   Unit Corp.                                        57,000    2,930,370
#*  USEC, Inc.                                         6,111       49,255
    Valero Energy Corp.                              605,899   24,944,862
*   Weatherford International, Ltd.                  281,383    4,625,937
#   Western Refining, Inc.                            68,485    2,210,011
*   Whiting Petroleum Corp.                           16,007    1,070,708
*   Willbros Group, Inc.                              18,620      181,731
                                                             ------------
Total Energy                                                  691,645,073
                                                             ------------
Financials -- (18.0%)
#   1st Source Corp.                                  41,187    1,292,448
    1st United Bancorp Inc/Boca Raton                    863        6,593
    ACE, Ltd.                                         46,348    4,423,453
*   Alexander & Baldwin, Inc.                         66,838    2,473,006
*   Alleghany Corp.                                    2,626    1,064,633
    Allied World Assurance Co. Holdings AG            25,477    2,758,904
    Allstate Corp. (The)                             157,339    8,348,407
*   American Capital, Ltd.                           422,803    5,923,470
#   American Equity Investment Life Holding Co.       88,700    1,848,508
    American Financial Group, Inc.                   173,596    9,766,511
*   American Independence Corp.                          173        1,917
    American International Group, Inc.               849,581   43,880,859
    American National Insurance Co.                   37,287    3,768,597
*   Ameris Bancorp                                    12,022      220,003
    AmeriServ Financial, Inc.                         33,075      103,856
    Argo Group International Holdings, Ltd.           42,675    1,791,496
    Aspen Insurance Holdings, Ltd.                   102,623    4,003,323
    Associated Banc-Corp.                             31,434      511,117
    Assurant, Inc.                                    65,820    3,849,154
    Assured Guaranty, Ltd.                           122,989    2,521,274
    Asta Funding, Inc.                                 7,527       64,582
#   Astoria Financial Corp.                           19,344      255,534
*   Atlantic Coast Financial Corp.                       379        1,478
#*  Atlanticus Holdings Corp.                         19,218       67,071
#*  AV Homes, Inc.                                    15,767      301,150
    Axis Capital Holdings, Ltd.                          800       37,936
    Baldwin & Lyons, Inc. Class A                        300        8,060
#   Baldwin & Lyons, Inc. Class B                      6,556      179,175
#   Banc of California, Inc.                             810       11,429
*   Bancorp, Inc.                                        459        7,422
    Bank Mutual Corp.                                 51,232      325,836
    Bank of America Corp.                          6,543,356   91,345,250
    Bank of New York Mellon Corp. (The)              491,755   15,637,809
    BankFinancial Corp.                               39,867      370,364
    Banner Corp.                                       7,943      303,899
    BCB Bancorp, Inc.                                  1,059       11,713
    Berkshire Hills Bancorp, Inc.                     25,980      659,113
#*  BofI Holding, Inc.                                 8,208      495,927
*   Capital Bank Financial Corp. Class A                 233        5,177
#*  Capital City Bank Group, Inc.                     16,844      207,181

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CONTINUED

                                                    Shares      Value+
                                                   --------- ------------
Financials -- (Continued)
    Capital One Financial Corp.                      356,632 $ 24,489,919
    Capital Southwest Corp.                           27,628      908,132
    Cathay General Bancorp                            17,730      436,690
    Centerstate Banks, Inc.                              747        7,365
    Century Bancorp, Inc. Class A                        495       16,088
    CFS Bancorp, Inc.                                 14,148      176,709
    Chicopee Bancorp, Inc.                             1,000       17,550
*   CIT Group, Inc.                                   39,411    1,898,034
    Citigroup, Inc.                                2,115,722  103,204,919
    Citizens Community Bancorp, Inc.                  10,355       79,009
    CME Group, Inc.                                  414,385   30,751,511
    CNA Financial Corp.                              277,671   11,270,666
    CNO Financial Group, Inc.                        301,264    4,693,693
#   Codorus Valley Bancorp, Inc.                         126        2,646
*   Community West Bancshares                            400        2,350
*   Cowen Group, Inc. Class A                         15,961       63,365
    Donegal Group, Inc. Class A                       27,472      435,431
    Donegal Group, Inc. Class B                          300        6,300
*   E*TRADE Financial Corp.                           89,699    1,516,810
    Eastern Insurance Holdings, Inc.                  23,026      562,755
*   Eastern Virginia Bankshares, Inc.                    307        1,851
    EMC Insurance Group, Inc.                         18,341      624,328
#*  Encore Capital Group, Inc.                           627       30,629
#   Endurance Specialty Holdings, Ltd.                76,288    4,217,964
    Enterprise Financial Services Corp.                3,235       58,327
#   ESB Financial Corp.                                  432        5,750
    ESSA Bancorp, Inc.                                 8,217       90,058
    Evans Bancorp, Inc.                                1,681       33,998
    Everest Re Group, Ltd.                            34,913    5,367,525
*   Farmers Capital Bank Corp.                           302        6,203
    FBL Financial Group, Inc. Class A                 24,660    1,103,288
    Federal Agricultural Mortgage Corp. Class A          177        5,182
    Federal Agricultural Mortgage Corp. Class C        9,200      328,348
    Federated National Holding Co. Class C            13,665      140,066
    Fidelity National Financial, Inc. Class A         46,321    1,303,936
    Fidelity Southern Corp.                            7,185      109,716
*   First Acceptance Corp.                            39,006       66,310
#   First American Financial Corp.                    61,982    1,602,855
#*  First BanCorp                                      7,500       41,625
    First Bancorp                                     16,138      241,747
*   First Bancshares, Inc.                               400        3,400
#   First Business Financial Services, Inc.              482       16,976
    First Citizens BancShares, Inc. Class A            8,627    1,826,595
    First Commonwealth Financial Corp.                30,547      265,453
    First Community Bancshares, Inc.                     183        3,054
    First Defiance Financial Corp.                    10,880      280,922
    First Federal of Northern Michigan Bancorp,
      Inc.                                               900        4,266
    First Financial Holdings, Inc.                     8,549      512,342
#   First Financial Northwest, Inc.                   25,371      275,022
#   First Merchants Corp.                             37,631      707,463
#   First Midwest Bancorp, Inc.                        7,168      119,204
    First Niagara Financial Group, Inc.               20,401      225,023

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                    Shares     Value+
                                                   --------- -----------
Financials -- (Continued)
*   First South Bancorp, Inc.                          2,278 $    15,399
    Fox Chase Bancorp, Inc.                              351       6,062
*   Genworth Financial, Inc. Class A                  34,964     508,027
#   German American Bancorp, Inc.                      7,459     202,736
    GFI Group, Inc.                                    2,875       9,976
#*  Gleacher & Co., Inc.                                 450       5,931
*   Global Indemnity P.L.C.                            8,282     203,986
    Goldman Sachs Group, Inc. (The)                  143,685  23,113,169
#   Great Southern Bancorp, Inc.                       1,616      45,377
    Guaranty Bancorp                                  15,867     214,204
#*  Guaranty Federal Bancshares, Inc.                  1,684      18,970
*   Hallmark Financial Services, Inc.                 25,666     218,418
#   Hampden Bancorp, Inc.                              5,886     101,239
    Hanover Insurance Group, Inc. (The)               88,829   5,200,050
    Hartford Financial Services Group, Inc.          308,762  10,405,279
    HCC Insurance Holdings, Inc.                      17,700     808,005
#   Heartland Financial USA, Inc.                        465      12,318
    Heritage Commerce Corp.                           14,483     112,823
    HF Financial Corp.                                   400       5,332
#*  Hilltop Holdings, Inc.                            26,171     453,805
#   Hingham Institution for Savings                      500      36,360
*   HMN Financial, Inc.                                3,456      29,756
*   Home Bancorp, Inc.                                   719      13,064
    Home Federal Bancorp, Inc.                         9,420     146,858
    HopFed Bancorp, Inc.                               6,781      73,574
    Horace Mann Educators Corp.                       58,206   1,612,306
    Hudson City Bancorp, Inc.                         28,191     253,155
*   ICG Group, Inc.                                    1,184      19,311
*   Imperial Holdings, Inc.                            2,882      16,889
    Independence Holding Co.                          24,172     331,640
    Infinity Property & Casualty Corp.                15,800   1,083,564
    International Bancshares Corp.                       800      18,280
*   Intervest Bancshares Corp. Class A                 2,078      15,149
*   Investment Technology Group, Inc.                 23,677     379,306
    Investors Title Co.                                1,169      91,346
#   Janus Capital Group, Inc.                         24,840     245,171
    JPMorgan Chase & Co.                           1,148,419  59,189,515
    Kemper Corp.                                      67,002   2,480,414
#   Kentucky First Federal Bancorp                     2,800      22,652
    KeyCorp                                          526,210   6,593,411
#   Lakeland Bancorp, Inc.                             8,324      94,894
    Landmark Bancorp, Inc.                             1,875      37,706
#   Legg Mason, Inc.                                  93,283   3,588,597
    Lincoln National Corp.                           378,093  17,169,203
    LNB Bancorp, Inc.                                 13,395     130,333
    Loews Corp.                                      243,798  11,777,881
#*  Louisiana Bancorp, Inc.                            5,606     100,319
*   Macatawa Bank Corp.                               18,892      92,760
*   Magyar Bancorp, Inc.                                 500       3,663
    Maiden Holdings, Ltd.                              5,792      63,422
    MainSource Financial Group, Inc.                  45,000     729,900
    Marlin Business Services Corp.                    14,241     392,624

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                    Shares     Value+
                                                   --------- -----------
Financials -- (Continued)
    MB Financial, Inc.                                19,678 $   584,437
#*  MBIA, Inc.                                        82,267     935,376
*   MBT Financial Corp.                               23,185      89,030
    MCG Capital Corp.                                 11,930      56,190
#   Meadowbrook Insurance Group, Inc.                 26,353     174,984
#   Medallion Financial Corp.                          9,550     144,969
    Mercantile Bank Corp.                              4,422      96,576
#   Meta Financial Group, Inc.                         1,083      40,309
    MetLife, Inc.                                  1,126,173  53,279,245
*   Metro Bancorp, Inc.                               26,598     567,601
    MetroCorp Bancshares, Inc.                         2,250      32,243
#*  MGIC Investment Corp.                             72,733     592,047
    MicroFinancial, Inc.                               5,900      50,681
    MidWestOne Financial Group, Inc.                     346       9,141
    Montpelier Re Holdings, Ltd.                      38,746   1,069,777
    Morgan Stanley                                 1,476,248  42,412,605
    MutualFirst Financial, Inc.                        2,300      39,100
    NASDAQ OMX Group, Inc. (The)                      42,129   1,492,630
    National Western Life Insurance Co. Class A          900     187,200
*   Navigators Group, Inc. (The)                       3,685     207,244
#*  New Century Bancorp, Inc.                            600       3,966
#   New Hampshire Thrift Bancshares, Inc.              3,667      52,071
*   NewBridge Bancorp                                 11,413      85,141
*   NewStar Financial, Inc.                           41,166     716,700
*   North Valley Bancorp                                 907      17,142
    Northeast Community Bancorp, Inc.                 18,190     137,334
    Northrim BanCorp, Inc.                             5,734     143,923
    NYSE Euronext                                      8,639     380,289
    OFG Bancorp                                       30,191     447,129
    Old Republic International Corp.                 280,714   4,713,188
#*  Old Second Bancorp, Inc.                           4,874      23,249
#   Oppenheimer Holdings, Inc. Class A                 3,097      61,414
*   Pacific Mercantile Bancorp                        16,236     100,988
    PacWest Bancorp                                    1,076      40,942
    Park Sterling Corp.                                3,253      21,177
    PartnerRe, Ltd.                                   52,224   5,233,367
#   People's United Financial, Inc.                   68,700     991,341
    Peoples Bancorp of North Carolina, Inc.              250       3,273
    Peoples Bancorp, Inc.                             17,608     394,771
#*  PHH Corp.                                         91,804   2,207,886
#*  Phoenix Cos., Inc. (The)                           2,631     101,478
#*  Pinnacle Financial Partners, Inc.                 23,924     741,644
*   Piper Jaffray Cos.                                   312      11,198
    Platinum Underwriters Holdings, Ltd.              21,715   1,350,456
*   Popular, Inc.                                     56,536   1,427,534
*   Porter Bancorp, Inc.                               1,737       1,945
*   Portfolio Recovery Associates, Inc.               28,203   1,676,668
    Premier Financial Bancorp, Inc.                    1,301      15,638
    Principal Financial Group, Inc.                  217,722  10,333,086
    Protective Life Corp.                             98,037   4,517,545
#   Provident Financial Holdings, Inc.                   544       8,247
    Provident Financial Services, Inc.                21,059     394,646

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Financials -- (Continued)
           Prudential Financial, Inc.                       497,625 $40,501,699
           Pulaski Financial Corp.                            4,550      49,550
#          Radian Group, Inc.                               161,945   2,359,539
           Regions Financial Corp.                        1,302,555  12,543,605
           Reinsurance Group of America, Inc.               169,166  12,041,236
#          Renasant Corp.                                    42,102   1,207,485
*          Republic First Bancorp, Inc.                       2,174       6,848
           Resource America, Inc. Class A                    21,051     181,670
*          Riverview Bancorp, Inc.                           15,319      40,749
#          Safety Insurance Group, Inc.                      11,042     603,887
           Sandy Spring Bancorp, Inc.                         9,125     223,471
           Selective Insurance Group, Inc.                   45,200   1,187,404
           SI Financial Group, Inc.                           5,661      64,139
(degrees)  Southern Community Financial                      29,890       6,576
*          Southern First Bancshares, Inc.                    1,216      16,343
*          Southwest Bancorp, Inc.                           16,974     271,754
           StanCorp Financial Group, Inc.                    15,636     920,960
           State Auto Financial Corp.                        56,823   1,079,637
           StellarOne Corp.                                  24,952     580,883
           Sterling Bancorp                                  70,552     826,869
#          Stewart Information Services Corp.                12,271     384,328
*          Stratus Properties, Inc.                           3,069      47,201
*          Suffolk Bancorp                                      205       4,008
#*         Sun Bancorp, Inc.                                  4,075      13,448
           SunTrust Banks, Inc.                             491,691  16,540,485
           Susquehanna Bancshares, Inc.                      97,547   1,149,591
           Symetra Financial Corp.                           20,319     380,575
           Synovus Financial Corp.                          159,578     518,628
           Teche Holding Co.                                    600      30,180
           TF Financial Corp.                                   630      17,483
           Timberland Bancorp, Inc.                           2,500      22,175
           Travelers Cos., Inc. (The)                        28,000   2,416,400
#          Tree.com, Inc.                                     5,635     166,289
#          Trustmark Corp.                                    4,194     113,909
#          Umpqua Holdings Corp.                             34,932     571,837
           Unico American Corp.                               1,900      23,826
#          Union First Market Bankshares Corp.               12,742     307,337
           United Financial Bancorp, Inc.                     6,824     107,000
           United Fire Group, Inc.                           38,612   1,224,000
*          United Security Bancshares                           390       2,004
           Unity Bancorp, Inc.                                3,306      24,497
           Unum Group                                       517,445  16,423,704
           Validus Holdings, Ltd.                             4,399     173,673
*          Virginia Commerce Bancorp, Inc.                   22,274     357,052
           Washington Federal, Inc.                           1,243      28,316
#*         Waterstone Financial, Inc.                         1,300      13,832
#          WesBanco, Inc.                                    31,462     924,983
           West BanCorp., Inc.                               13,957     192,886
           Westfield Financial, Inc.                         10,811      77,947
#          Wintrust Financial Corp.                          24,224   1,053,986
           XL Group P.L.C.                                  240,766   7,360,217
#*         Yadkin Financial Corp.                             5,570      91,459

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                    Shares      Value+
                                                   --------- ------------
Financials -- (Continued)
    Zions BanCorp.                                    53,325 $  1,512,830
*   ZipRealty, Inc.                                   10,028       55,154
                                                             ------------
Total Financials                                              822,969,437
                                                             ------------
Health Care -- (9.8%)
*   Addus HomeCare Corp.                               2,044       52,837
    Aetna, Inc.                                      558,462   35,015,567
#*  Affymetrix, Inc.                                  42,297      299,040
*   Albany Molecular Research, Inc.                   34,587      453,090
*   Alere, Inc.                                       74,130    2,500,405
*   Allied Healthcare Products                         1,000        2,330
#*  Allscripts Healthcare Solutions, Inc.            187,470    2,592,710
*   Alphatec Holdings, Inc.                            5,644       10,272
#*  Amedisys, Inc.                                    19,727      321,156
*   AMN Healthcare Services, Inc.                      8,600      106,640
*   Amsurg Corp.                                      30,743    1,318,567
    Analogic Corp.                                     2,988      275,583
*   AngioDynamics, Inc.                               44,530      700,012
#*  Anika Therapeutics, Inc.                          14,671      438,223
#*  Arrhythmia Research Technology, Inc.               1,200        3,918
#*  Baxano Surgical, Inc.                              5,997        7,256
*   BioScrip, Inc.                                    36,570      256,356
*   BioTelemetry, Inc.                                 5,328       48,698
*   Boston Scientific Corp.                        1,204,199   14,077,086
*   Cambrex Corp.                                     43,567      732,797
#*  Capital Senior Living Corp.                       54,559    1,210,119
*   CareFusion Corp.                                 207,163    8,031,709
*   Celldex Therapeutics, Inc.                         4,759      109,029
    Cigna Corp.                                       42,954    3,306,599
    Community Health Systems, Inc.                   105,314    4,594,850
    CONMED Corp.                                      43,239    1,568,278
    Cooper Cos., Inc. (The)                           13,956    1,803,255
*   Cross Country Healthcare, Inc.                    28,968      172,070
    CryoLife, Inc.                                    17,502      157,343
#*  Cumberland Pharmaceuticals, Inc.                  23,319      114,030
#*  Cutera, Inc.                                      23,864      239,833
*   Cynosure, Inc. Class A                             8,077      174,544
    Daxor Corp.                                          545        4,071
*   Digirad Corp.                                     29,111       96,940
*   Emergent Biosolutions, Inc.                        8,678      169,481
*   Endo Health Solutions, Inc.                       54,588    2,387,133
*   Enzo Biochem, Inc.                                47,997      119,513
*   Exactech, Inc.                                     3,390       76,953
*   Express Scripts Holding Co.                      493,239   30,837,302
*   Five Star Quality Care, Inc.                      28,953      146,792
*   Forest Laboratories, Inc.                         78,471    3,690,491
*   Gentiva Health Services, Inc.                     31,640      362,278
*   Greatbatch, Inc.                                  41,672    1,588,537
#*  Hanger, Inc.                                      16,897      620,120
*   Harvard Bioscience, Inc.                          32,107      189,110
*   Health Net, Inc.                                  44,958    1,366,723
#*  Healthways, Inc.                                  46,297      445,840

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CONTINUED

                                                            Shares      Value+
                                                           --------- ------------
Health Care -- (Continued)
*           Hologic, Inc.                                    305,036 $  6,829,756
            Humana, Inc.                                     236,814   21,822,410
*           Impax Laboratories, Inc.                           4,700       95,222
            Invacare Corp.                                    30,851      662,371
            Kewaunee Scientific Corp.                          1,631       28,314
#           Kindred Healthcare, Inc.                          59,114      820,502
*           Lannett Co., Inc.                                  3,649       86,153
*           LCA-Vision, Inc.                                     700        2,303
            LeMaitre Vascular, Inc.                            5,100       41,004
#*          LHC Group, Inc.                                    1,418       29,211
*           Life Technologies Corp.                           94,990    7,153,697
*           LifePoint Hospitals, Inc.                         82,208    4,245,221
*           Magellan Health Services, Inc.                    17,899    1,050,671
(degrees)*  Maxygen, Inc.                                     43,105        1,293
*           MedAssets, Inc.                                   44,682    1,029,026
(degrees)*  MedCath Corp.                                     29,240       40,059
*           Medical Action Industries, Inc.                   24,509      148,525
#*          Merit Medical Systems, Inc.                       13,395      214,186
*           Misonix, Inc.                                      4,083       17,067
*           Molina Healthcare, Inc.                           24,941      789,133
#           National Healthcare Corp.                          6,484      313,696
#*          Natus Medical, Inc.                               15,698      309,722
*           NuVasive, Inc.                                     2,045       64,990
            Omnicare, Inc.                                   197,388   10,885,948
*           Omnicell, Inc.                                    35,405      816,793
#*          PDI, Inc.                                         14,978       71,445
            PerkinElmer, Inc.                                 76,500    2,910,060
            Pfizer, Inc.                                   3,950,849  121,212,047
#*          PharMerica Corp.                                  33,305      491,582
#*          Repligen Corp.                                    21,271      232,705
#*          RTI Biologics, Inc.                               73,086      203,910
*           Sciclone Pharmaceuticals, Inc.                    13,028       61,622
            Select Medical Holdings Corp.                     42,204      357,890
#*          Skilled Healthcare Group, Inc. Class A             9,380       39,959
#*          Solta Medical, Inc.                                4,035        7,465
#*          Sucampo Pharmaceuticals, Inc. Class A              3,605       22,351
*           SunLink Health Systems, Inc.                       1,750        1,409
*           SurModics, Inc.                                    5,593      131,883
*           Symmetry Medical, Inc.                            77,051      624,113
#           Teleflex, Inc.                                    37,223    3,431,216
            Thermo Fisher Scientific, Inc.                   499,520   48,843,066
#*          Triple-S Management Corp. Class B                 20,684      368,382
            UnitedHealth Group, Inc.                          89,716    6,124,014
#           Universal American Corp.                          84,328      625,714
*           VCA Antech, Inc.                                  62,638    1,782,051
*           ViroPharma, Inc.                                 103,479    4,017,055
*           WellCare Health Plans, Inc.                       18,375    1,225,245
            WellPoint, Inc.                                  504,640   42,793,472
#*          Wright Medical Group, Inc.                        32,357      879,140
            Zoetis, Inc.                                   1,007,044   31,883,013
                                                                     ------------
Total Health Care                                                     448,633,568
                                                                     ------------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          Shares    Value+
                                                          ------- ----------
Industrials -- (13.6%)
           AAR Corp.                                       32,906 $  963,488
           ABM Industries, Inc.                            64,500  1,774,395
           Aceto Corp.                                     31,686    505,392
           Acme United Corp.                                1,030     15,079
           Actuant Corp. Class A                           44,986  1,689,674
*          Adept Technology, Inc.                          20,476    170,360
#          ADT Corp. (The)                                197,193  8,552,260
*          AECOM Technology Corp.                          23,177    736,565
*          Aegion Corp.                                    83,805  1,718,002
#*         Aerovironment, Inc.                             35,065    950,612
           AGCO Corp.                                      58,973  3,442,844
*          Air Transport Services Group, Inc.               6,308     45,670
           Alamo Group, Inc.                               22,751  1,073,620
           Alaska Air Group, Inc.                          52,626  3,718,553
           Albany International Corp. Class A              20,551    756,482
           Alliant Techsystems, Inc.                       38,805  4,224,700
(degrees)  Allied Defense Group, Inc. (The)                 2,645     13,886
           AMERCO                                          29,431  5,943,002
#*         Ameresco, Inc. Class A                             981     10,261
#          American Railcar Industries, Inc.               20,003    819,323
           Ampco-Pittsburgh Corp.                           4,007     73,769
#*         AMREP Corp.                                      1,159      9,330
#          Apogee Enterprises, Inc.                        36,374  1,137,779
           Argan, Inc.                                         21        467
           Arkansas Best Corp.                             12,135    332,135
#*         Ascent Solar Technologies, Inc.                  1,951      1,834
           Astec Industries, Inc.                          22,925    775,094
*          Atlas Air Worldwide Holdings, Inc.              36,746  1,360,704
*          Avis Budget Group, Inc.                         94,608  2,964,069
           Baltic Trading, Ltd.                                40        179
#          Barnes Group, Inc.                              36,400  1,293,656
           Barrett Business Services, Inc.                 12,955  1,078,763
*          BlueLinx Holdings, Inc.                         17,052     31,717
           Brady Corp. Class A                             38,500  1,123,815
#          Briggs & Stratton Corp.                         41,033    752,545
*          Builders FirstSource, Inc.                      12,182     90,269
#*         CAI International, Inc.                         17,082    373,925
*          Casella Waste Systems, Inc. Class A             14,362     84,879
#*         CBIZ, Inc.                                      38,149    311,296
           CDI Corp.                                       39,837    639,384
#          Ceco Environmental Corp.                         3,773     66,593
           Celadon Group, Inc.                             24,642    456,863
#          Chicago Rivet & Machine Co.                        700     23,240
           CIRCOR International, Inc.                       6,849    505,251
*          CNH Industrial NV                               26,635    312,429
*          Columbus McKinnon Corp.                         17,542    456,267
           Comfort Systems USA, Inc.                       44,560    830,153
#          Compx International, Inc.                          500      7,095
*          Consolidated Graphics, Inc.                     12,008    769,593
*          Costa, Inc.                                     18,022    362,603
           Courier Corp.                                    8,245    140,083
           Covanta Holding Corp.                           94,292  1,618,994

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CONTINUED

                                                    Shares      Value+
                                                   --------- ------------
Industrials -- (Continued)
*   Covenant Transportation Group, Inc. Class A        7,080 $     46,232
#*  CPI Aerostructures, Inc.                           4,626       57,362
*   CRA International, Inc.                            7,613      145,028
    CSX Corp.                                      1,242,950   32,391,277
    Curtiss-Wright Corp.                              46,353    2,307,452
*   DigitalGlobe, Inc.                                21,971      699,117
    Douglas Dynamics, Inc.                            30,234      458,650
#*  Ducommun, Inc.                                    16,645      413,795
*   Dycom Industries, Inc.                            39,867    1,182,057
    Dynamic Materials Corp.                            1,436       31,736
    Eastern Co. (The)                                 10,193      168,694
    Eaton Corp. P.L.C.                                78,508    5,539,524
    Ecology and Environment, Inc. Class A                900        9,900
    EMCOR Group, Inc.                                 50,540    1,873,012
    Encore Wire Corp.                                 19,966      988,916
*   Energy Recovery, Inc.                              1,783       10,413
#*  EnerNOC, Inc.                                     13,197      219,466
    EnerSys, Inc.                                     43,239    2,868,908
*   Engility Holdings, Inc.                            7,988      247,388
    Ennis, Inc.                                       48,483      860,573
#*  EnPro Industries, Inc.                            17,635    1,052,280
#   ESCO Technologies, Inc.                           17,601      635,044
#   Espey Manufacturing & Electronics Corp.            1,671       54,307
*   Esterline Technologies Corp.                      44,968    3,604,635
    Exelis, Inc.                                      73,253    1,207,942
*   Federal Signal Corp.                              65,358      894,751
    FedEx Corp.                                      142,324   18,644,444
*   Flow International Corp.                          24,393       97,328
    Fortune Brands Home & Security, Inc.             149,626    6,445,888
*   Franklin Covey Co.                                 3,046       57,265
#   FreightCar America, Inc.                           9,404      209,145
*   FTI Consulting, Inc.                              25,736    1,044,367
*   Furmanite Corp.                                   31,044      349,245
    G&K Services, Inc. Class A                        29,714    1,854,154
    GATX Corp.                                        65,445    3,373,690
#*  Genco Shipping & Trading, Ltd.                     7,630       20,372
*   Gencor Industries, Inc.                            8,766       80,034
#   General Cable Corp.                                8,357      275,196
    General Dynamics Corp.                            28,674    2,484,029
    General Electric Co.                           5,021,489  131,261,722
*   Genesee & Wyoming, Inc. Class A                    1,200      119,808
*   Gibraltar Industries, Inc.                        42,111      674,197
*   GP Strategies Corp.                               18,583      520,696
    Granite Construction, Inc.                        27,179      879,241
#   Great Lakes Dredge & Dock Corp.                   69,820      566,938
#*  Greenbrier Cos., Inc.                             22,451      595,850
#   Griffon Corp.                                     67,323      843,557
*   H&E Equipment Services, Inc.                      59,629    1,492,514
    Hardinge, Inc.                                    19,132      282,962
    Harsco Corp.                                      54,994    1,533,233
#*  Hawaiian Holdings, Inc.                           18,070      149,077
    Heidrick & Struggles International, Inc.          18,234      337,694

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                   Shares    Value+
                                                   ------- -----------
Industrials -- (Continued)
*   Hertz Global Holdings, Inc.                    278,411 $ 6,392,317
*   Hill International, Inc.                        27,154      93,410
*   Hudson Global, Inc.                             15,880      51,610
    Huntington Ingalls Industries, Inc.             47,666   3,410,502
    Hurco Cos., Inc.                                 7,910     193,716
*   Huron Consulting Group, Inc.                     4,001     234,339
    Hyster-Yale Materials Handling, Inc.            12,246     960,576
*   ICF International, Inc.                         31,660   1,096,069
    Ingersoll-Rand P.L.C.                          213,109  14,391,251
    Insteel Industries, Inc.                        17,578     291,619
    International Shipholding Corp.                 11,354     281,806
#   Intersections, Inc.                             26,279     225,211
#*  JetBlue Airways Corp.                          324,893   2,303,491
    Kadant, Inc.                                     5,786     207,139
    KAR Auction Services, Inc.                      18,100     537,932
    KBR, Inc.                                        3,600     124,344
    Kelly Services, Inc. Class A                    41,722     870,321
    Kennametal, Inc.                                 1,000      46,000
*   Key Technology, Inc.                             3,199      46,290
    Kimball International, Inc. Class B             31,258     365,719
*   Korn/Ferry International                        33,148     788,922
*   Kratos Defense & Security Solutions, Inc.        2,711      22,989
    L-3 Communications Holdings, Inc.              100,470  10,092,211
*   Lawson Products, Inc.                            8,847     116,073
#*  Layne Christensen Co.                           31,561     610,390
    LB Foster Co. Class A                            6,682     312,383
#*  LMI Aerospace, Inc.                             13,807     216,770
    LS Starrett Co. (The) Class A                    4,097      46,583
    LSI Industries, Inc.                            27,715     255,255
*   Lydall, Inc.                                    14,605     266,103
    Manpowergroup, Inc.                             22,886   1,787,397
    Marten Transport, Ltd.                          47,782     842,874
    Matson, Inc.                                    62,316   1,688,140
#   McGrath RentCorp                                17,552     626,080
*   Metalico, Inc.                                  27,024      44,319
*   Mfri, Inc.                                       8,900     105,376
    Miller Industries, Inc.                         20,099     376,655
*   Mobile Mini, Inc.                               54,461   1,967,131
*   Moog, Inc. Class A                              35,339   2,110,798
    Mueller Industries, Inc.                        15,456     931,842
    Mueller Water Products, Inc. Class A           185,957   1,593,651
    Multi-Color Corp.                                  308      10,728
*   MYR Group, Inc.                                 19,582     517,944
#   National Presto Industries, Inc.                   571      40,284
*   National Technical Systems, Inc.                15,600     357,084
*   Navigant Consulting, Inc.                       12,297     213,353
#   NL Industries, Inc.                             51,251     597,587
    NN, Inc.                                        18,396     295,808
    Norfolk Southern Corp.                         545,229  46,900,599
    Northrop Grumman Corp.                         337,038  36,234,955
*   Northwest Pipe Co.                               8,801     317,100
#*  Ocean Power Technologies, Inc.                   8,400      19,740

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                   Shares    Value+
                                                   ------- -----------
Industrials -- (Continued)
*   On Assignment, Inc.                             53,951 $ 1,823,004
*   Orbital Sciences Corp.                          39,656     914,864
*   Orion Energy Systems, Inc.                       1,043       4,433
*   Oshkosh Corp.                                   14,466     688,437
*   Owens Corning                                  149,300   5,364,349
    PAM Transportation Services, Inc.               19,428     338,047
    Pentair, Ltd.                                  117,934   7,912,192
*   PGT, Inc.                                          500       5,225
#   Pike Electric Corp.                             22,013     237,961
*   Powell Industries, Inc.                          7,529     473,047
#*  PowerSecure International, Inc.                 19,459     351,819
#   Providence and Worcester Railroad Co.              850      17,400
    Quad/Graphics, Inc.                              2,390      83,459
    Quanex Building Products Corp.                  21,431     381,043
*   Quanta Services, Inc.                          168,307   5,084,554
    Raytheon Co.                                    96,954   7,986,101
#   RCM Technologies, Inc.                          20,293     130,890
#*  Real Goods Solar, Inc. Class A                   2,471       8,278
    Regal-Beloit Corp.                              16,070   1,178,413
*   Republic Airways Holdings, Inc.                 48,736     574,110
    Republic Services, Inc.                        429,755  14,383,900
    Resources Connection, Inc.                      25,955     331,186
*   Roadrunner Transportation Systems, Inc.            879      23,294
#*  Rush Enterprises, Inc. Class A                  32,603     933,098
*   Rush Enterprises, Inc. Class B                  18,522     450,270
    Ryder System, Inc.                              89,844   5,914,431
*   Saia, Inc.                                       8,925     290,330
    Schawk, Inc.                                    44,631     652,505
    SIFCO Industries, Inc.                           6,623     146,898
    SkyWest, Inc.                                   38,506     579,130
    SL Industries, Inc.                                300       8,100
    Southwest Airlines Co.                         645,761  11,120,004
*   Sparton Corp.                                    9,132     240,993
    SPX Corp.                                       12,803   1,161,360
*   Standard Register Co. (The)                      6,086      51,731
    Standex International Corp.                     22,341   1,374,195
    Stanley Black & Decker, Inc.                   154,919  12,252,544
    Steelcase, Inc. Class A                         55,469     909,137
*   Sterling Construction Co., Inc.                 18,633     178,877
*   Supreme Industries, Inc. Class A                 1,433       8,770
    Sypris Solutions, Inc.                           8,460      26,987
#   TAL International Group, Inc.                   24,053   1,162,000
*   Tecumseh Products Co. Class A                   12,600      98,280
*   Tecumseh Products Co. Class B                    1,400      10,206
*   Terex Corp.                                     27,578     963,851
#*  Tetra Tech, Inc.                                45,222   1,181,651
#*  Titan Machinery, Inc.                            2,883      50,856
*   TRC Cos., Inc.                                  28,708     220,765
    Trinity Industries, Inc.                        91,907   4,653,251
    Triumph Group, Inc.                             57,456   4,116,722
*   Tufco Technologies, Inc.                           900       4,545
*   Tutor Perini Corp.                              33,844     776,720

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                   Shares     Value+
                                                   ------- ------------
Industrials -- (Continued)
    Twin Disc, Inc.                                    900 $     23,283
    Tyco International, Ltd.                       240,619    8,794,624
*   Ultralife Corp.                                 10,710       41,769
    UniFirst Corp.                                  18,705    1,923,248
    Union Pacific Corp.                            444,064   67,231,290
#   United Stationers, Inc.                         24,021    1,067,493
    Universal Forest Products, Inc.                 31,800    1,682,856
    URS Corp.                                       84,698    4,592,326
*   USA Truck, Inc.                                 15,105      200,594
#   UTi Worldwide, Inc.                             16,157      245,586
*   Versar, Inc.                                     5,526       26,138
    Viad Corp.                                      27,114      723,944
*   Virco Manufacturing Corp.                       12,601       25,580
#   VSE Corp.                                          305       13,359
#   Waste Connections, Inc.                          2,800      119,672
    Watts Water Technologies, Inc. Class A          53,615    3,097,875
#   Werner Enterprises, Inc.                        34,105      789,872
#*  Wesco Aircraft Holdings, Inc.                    6,228      114,097
#*  WESCO International, Inc.                       11,687      998,771
*   Willdan Group, Inc.                              1,000        3,820
#*  Willis Lease Finance Corp.                       6,713      117,008
*   XPO Logistics, Inc.                             12,216      246,519
                                                           ------------
Total Industrials                                           619,614,769
                                                           ------------
Information Technology -- (5.9%)
*   Accelrys, Inc.                                  41,733      390,204
*   Active Network, Inc. (The)                       5,247       75,767
    Activision Blizzard, Inc.                      982,162   16,343,176
*   Acxiom Corp.                                     7,769      258,164
*   Advanced Energy Industries, Inc.                47,985    1,001,927
*   Agilysys, Inc.                                  16,899      198,563
*   Alpha & Omega Semiconductor, Ltd.                  419        3,084
*   Amtech Systems, Inc.                             8,571       68,568
#*  ANADIGICS, Inc.                                 33,721       68,116
*   Anaren, Inc.                                     9,602      239,858
#   AOL, Inc.                                      105,592    3,826,654
*   ARRIS Group, Inc.                              140,787    2,514,456
*   Arrow Electronics, Inc.                        182,170    8,747,803
    Astro-Med, Inc.                                  6,285       79,694
*   ATMI, Inc.                                      31,034      848,470
*   Aviat Networks, Inc.                            44,931       92,558
    Avnet, Inc.                                    139,400    5,534,180
    AVX Corp.                                      172,540    2,286,155
#   Aware, Inc.                                     14,326       74,925
*   Axcelis Technologies, Inc.                      17,951       38,954
*   AXT, Inc.                                       20,506       46,344
#*  Bankrate, Inc.                                   4,453       74,989
    Bel Fuse, Inc. Class A                           4,174       86,068
    Bel Fuse, Inc. Class B                          18,286      384,737
*   Benchmark Electronics, Inc.                     93,903    2,134,415
    Black Box Corp.                                 26,448      662,258
#*  Blucora, Inc.                                   81,156    1,917,716

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                    Shares     Value+
                                                   --------- -----------
Information Technology -- (Continued)
*   Brocade Communications Systems, Inc.             461,513 $ 3,701,334
    Brooks Automation, Inc.                           50,847     490,165
#*  Bsquare Corp.                                      4,065      13,089
#*  BTU International, Inc.                            1,600       5,296
#*  CACI International, Inc. Class A                  24,830   1,787,263
*   Calix, Inc.                                       16,027     162,995
*   Cascade Microtech, Inc.                           24,071     246,487
*   Ceva, Inc.                                         3,580      51,301
*   Checkpoint Systems, Inc.                          27,235     463,540
*   CIBER, Inc.                                       85,855     279,029
    Cohu, Inc.                                        40,815     390,191
    Communications Systems, Inc.                      12,612     143,903
    Computer Sciences Corp.                          205,559  10,125,836
    Comtech Telecommunications Corp.                  15,569     467,381
    Concurrent Computer Corp.                         13,740     101,264
    Convergys Corp.                                  197,364   3,895,965
*   CoreLogic, Inc.                                   96,545   3,212,052
    Corning, Inc.                                  1,201,485  20,533,379
#*  Cray, Inc.                                        12,866     287,684
    CSP, Inc.                                          2,414      18,250
#   CTS Corp.                                         66,936   1,246,348
*   CyberOptics Corp.                                  9,134      46,309
*   Datalink Corp.                                     1,412      14,501
*   Dataram Corp.                                      1,257       3,067
*   Digi International, Inc.                          31,089     313,377
*   Digital River, Inc.                               22,145     395,067
*   Diodes, Inc.                                       4,709     114,052
*   DSP Group, Inc.                                   46,713     348,012
*   Dynamics Research Corp.                           16,772     124,113
    EarthLink, Inc.                                   83,735     423,699
*   EchoStar Corp. Class A                            23,551   1,129,506
*   Edgewater Technology, Inc.                        13,603      93,181
    Electro Rent Corp.                                40,561     735,777
    Electro Scientific Industries, Inc.               36,298     434,850
*   Electronics for Imaging, Inc.                     58,110   1,993,754
#*  Emcore Corp.                                         744       3,966
*   Emulex Corp.                                      52,269     393,586
#*  Entropic Communications, Inc.                      3,600      15,408
    EPIQ Systems, Inc.                                23,453     350,857
    ePlus, Inc.                                        8,745     475,378
*   Euronet Worldwide, Inc.                           23,278   1,010,265
*   Exar Corp.                                        51,341     591,962
*   Fabrinet                                           4,055      67,881
*   Fairchild Semiconductor International, Inc.      118,008   1,495,161
    Fidelity National Information Services, Inc.     151,857   7,403,029
*   Finisar Corp.                                     61,526   1,415,713
#*  First Solar, Inc.                                 28,266   1,420,932
*   FormFactor, Inc.                                  30,568     159,565
    Frequency Electronics, Inc.                       16,953     188,348
*   Globecomm Systems, Inc.                           26,554     372,553
*   GSE Systems, Inc.                                 17,638      29,985
*   GSI Technology, Inc.                               9,236      64,837

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CONTINUED

                                                   Shares    Value+
                                                   ------- -----------
Information Technology -- (Continued)
    Hackett Group, Inc. (The)                       53,321 $   379,646
*   Harmonic, Inc.                                  35,712     261,055
    Hewlett-Packard Co.                            337,265   8,219,148
*   Hutchinson Technology, Inc.                     22,425      83,421
    IAC/InterActiveCorp                            125,298   6,689,660
*   ID Systems, Inc.                                17,291      89,913
*   Identive Group, Inc.                            10,175       6,511
*   Imation Corp.                                   28,996     134,831
*   Ingram Micro, Inc. Class A                     277,679   6,433,822
*   Insight Enterprises, Inc.                       42,100     887,047
*   Integrated Device Technology, Inc.             177,893   1,892,782
*   Integrated Silicon Solution, Inc.               42,178     454,679
*   Internap Network Services Corp.                 32,386     235,446
*   International Rectifier Corp.                   79,000   2,057,160
*   Interphase Corp.                                 2,999      12,206
    Intersil Corp. Class A                         119,798   1,336,946
#*  Intevac, Inc.                                    7,954      40,565
*   IntraLinks Holdings, Inc.                        3,070      31,897
*   IntriCon Corp.                                   2,835      12,559
#*  Itron, Inc.                                     33,397   1,425,050
    IXYS Corp.                                       3,055      35,530
*   Juniper Networks, Inc.                         138,384   2,579,478
#*  Kemet Corp.                                      2,700      15,309
*   Key Tronic Corp.                                17,623     191,210
*   Kulicke & Soffa Industries, Inc.                71,688     924,775
*   KVH Industries, Inc.                            35,149     482,947
*   Lattice Semiconductor Corp.                    108,469     556,446
#   Leidos Holdings, Inc.                           10,850     510,926
    Lexmark International, Inc. Class A             33,976   1,207,847
*   Limelight Networks, Inc.                        18,463      35,449
*   LTX-Credence Corp.                              20,165     123,611
#   ManTech International Corp. Class A             12,385     346,037
    Marchex, Inc. Class B                           32,883     293,316
    Marvell Technology Group, Ltd.                  38,293     459,516
#*  Maxwell Technologies, Inc.                       2,521      18,907
#*  Measurement Specialties, Inc.                      251      13,988
    Mentor Graphics Corp.                           35,620     786,490
#*  Mercury Systems, Inc.                              339       3,126
    Methode Electronics, Inc.                       79,272   2,027,778
*   Micron Technology, Inc.                        758,908  13,417,493
    MKS Instruments, Inc.                           61,200   1,813,968
#*  ModusLink Global Solutions, Inc.                68,955     284,095
    Molex, Inc.                                     14,869     573,943
#*  Nanometrics, Inc.                               13,265     246,464
*   NCI, Inc. Class A                                  686       3,910
*   NETGEAR, Inc.                                      428      12,309
*   Newport Corp.                                   64,756   1,027,678
*   Novatel Wireless, Inc.                          22,113      67,776
*   Official Payments Holdings, Inc.                 2,151      17,939
#*  OmniVision Technologies, Inc.                   37,132     520,219
*   Oplink Communications, Inc.                     38,456     701,822
    Optical Cable Corp.                             10,793      43,064

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CONTINUED

                                                   Shares    Value+
                                                   ------- ----------
Information Technology -- (Continued)
*   PAR Technology Corp.                            22,705 $  126,240
    Park Electrochemical Corp.                       1,642     46,058
    PC Connection, Inc.                             39,267    784,947
    PC-Tel, Inc.                                    33,870    311,943
*   PCM, Inc.                                       10,471    110,155
    Perceptron, Inc.                                 8,428    117,908
*   Performance Technologies, Inc.                  24,790     76,849
*   Pericom Semiconductor Corp.                     37,284    301,255
#*  Photronics, Inc.                                79,712    669,581
*   Planar Systems, Inc.                             3,449      7,208
*   Plexus Corp.                                     8,982    343,831
*   PMC - Sierra, Inc.                             102,988    604,540
*   Polycom, Inc.                                   36,977    384,561
*   Qualstar Corp.                                  12,400     16,244
*   Qumu Corp.                                         800     11,984
*   Radisys Corp.                                    9,762     29,481
*   Rambus, Inc.                                     1,069      9,343
*   RealNetworks, Inc.                              30,402    233,183
#*  Reis, Inc.                                      13,511    243,063
    RF Industries, Ltd.                              2,823     25,943
    Richardson Electronics, Ltd.                    24,525    282,528
*   Rofin-Sinar Technologies, Inc.                   4,978    130,672
*   Rogers Corp.                                     7,543    459,821
*   Rosetta Stone, Inc.                              1,466     22,254
*   Rovi Corp.                                      19,000    318,440
#*  Rudolph Technologies, Inc.                      45,996    487,558
    SanDisk Corp.                                   13,097    910,241
*   Sanmina Corp.                                   39,846    580,158
*   ScanSource, Inc.                                14,745    567,093
#   Science Applications International Corp.         6,199    218,515
*   Seachange International, Inc.                   39,044    554,034
*   ShoreTel, Inc.                                   3,200     25,440
*   Sigma Designs, Inc.                             11,784     64,105
#*  Smith Micro Software, Inc.                         500        405
*   SMTC Corp.                                       1,200      2,340
#*  Sonus Networks, Inc.                            33,110     99,330
#*  Spansion, Inc. Class A                          21,173    253,441
#*  Speed Commerce, Inc.                               336      1,233
*   SS&C Technologies Holdings, Inc.                25,793  1,013,665
*   StarTek, Inc.                                   27,060    169,396
#*  STR Holdings, Inc.                               1,100      2,189
#*  SunEdison, Inc.                                154,224  1,434,283
#*  SunPower Corp.                                  18,322    553,141
*   Super Micro Computer, Inc.                       5,886     81,933
    Supertex, Inc.                                   9,913    252,881
*   support.com, Inc.                               25,400    113,284
*   Sykes Enterprises, Inc.                         20,292    379,866
*   Symmetricom, Inc.                               87,926    630,429
*   SYNNEX Corp.                                    55,900  3,426,670
*   Tech Data Corp.                                 82,952  4,318,481
#*  TeleCommunication Systems, Inc. Class A         54,047    123,227
*   Telenav, Inc.                                    9,865     71,521

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CONTINUED

                                                    Shares      Value+
                                                   --------- ------------
Information Technology -- (Continued)
    Tellabs, Inc.                                    232,891 $    568,254
#*  Teradyne, Inc.                                    26,789      468,540
#   Tessco Technologies, Inc.                          8,689      307,851
    Tessera Technologies, Inc.                        48,635      925,038
*   TheStreet, Inc.                                   35,273       82,892
*   TriQuint Semiconductor, Inc.                      59,493      471,779
    TSR, Inc.                                            550        1,865
*   TTM Technologies, Inc.                            62,635      548,056
    United Online, Inc.                              124,466    1,075,386
#*  Veeco Instruments, Inc.                           15,978      466,717
*   Viasystems Group, Inc.                            11,376      170,640
*   Vicon Industries, Inc.                             5,787       17,072
*   Video Display Corp.                                  600        2,172
*   Virtusa Corp.                                     30,064      934,389
#*  Vishay Intertechnology, Inc.                     228,349    2,801,842
*   Vishay Precision Group, Inc.                      24,277      398,143
*   Westell Technologies, Inc. Class A                16,329       58,621
    Western Digital Corp.                            212,781   14,815,941
    Xerox Corp.                                    1,188,277   11,811,473
*   XO Group, Inc.                                     6,284       87,222
    Xyratex, Ltd.                                     28,153      279,841
*   Yahoo!, Inc.                                   1,048,770   34,535,996
#*  Zygo Corp.                                        18,732      289,222
#*  Zynga, Inc. Class A                              170,882      613,466
                                                             ------------
Total Information Technology                                  271,012,265
                                                             ------------
Materials -- (3.1%)
    A Schulman, Inc.                                  32,960    1,091,635
#   Alcoa, Inc.                                      888,828    8,239,435
#   Allegheny Technologies, Inc.                      22,777      753,919
#*  AM Castle & Co.                                   36,370      520,455
*   American Pacific Corp.                             7,647      348,091
    Ashland, Inc.                                    112,560   10,417,428
    Axiall Corp.                                      26,423    1,027,590
#   Bemis Co., Inc.                                   24,092      961,271
    Cabot Corp.                                       46,280    2,157,111
#*  Century Aluminum Co.                              15,822      137,335
*   Chemtura Corp.                                    49,368    1,209,516
*   Clearwater Paper Corp.                            16,822      878,445
#   Cliffs Natural Resources, Inc.                    35,738      917,752
*   Coeur Mining Inc                                 128,160    1,564,834
    Commercial Metals Co.                             85,208    1,564,419
*   Continental Materials Corp.                          100        1,749
*   Core Molding Technologies, Inc.                   11,847      127,948
    Cytec Industries, Inc.                            64,700    5,375,923
    Domtar Corp.                                      30,917    2,618,979
    Dow Chemical Co. (The)                            14,000      552,580
*   Ferro Corp.                                       42,247      542,029
    Freeport-McMoRan Copper & Gold, Inc.              96,952    3,563,955
    Friedman Industries, Inc.                         16,110      159,811
    FutureFuel Corp.                                   6,104      106,271
*   Graphic Packaging Holding Co.                    154,000    1,293,600

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CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Materials -- (Continued)
            Greif, Inc. Class A                              4,885 $    261,299
#*          Headwaters, Inc.                                23,663      206,578
#           Hecla Mining Co.                               203,366      634,502
#*          Horsehead Holding Corp.                         49,015      711,208
            Huntsman Corp.                                  50,242    1,166,619
            International Paper Co.                        493,615   22,020,165
#           Kaiser Aluminum Corp.                           27,181    1,833,358
            KapStone Paper and Packaging Corp.              40,492    2,103,964
*           Kraton Performance Polymers, Inc.                5,435      115,602
            Kronos Worldwide, Inc.                           4,331       67,174
*           Landec Corp.                                    37,056      433,926
*           Louisiana-Pacific Corp.                        173,457    2,950,504
            LyondellBasell Industries NV Class A            71,793    5,355,758
            Materion Corp.                                  18,497      551,396
            MeadWestvaco Corp.                             188,451    6,567,517
#*          Mercer International, Inc.                      21,725      173,800
            Minerals Technologies, Inc.                     34,280    1,941,276
            Myers Industries, Inc.                          64,720    1,153,310
            Neenah Paper, Inc.                               7,684      316,120
*           Northern Technologies International Corp.        3,035       51,625
#           Nucor Corp.                                     83,945    4,345,833
#           Olin Corp.                                      62,261    1,401,495
#           Olympic Steel, Inc.                              9,986      273,317
*           OM Group, Inc.                                  42,299    1,438,166
*           Penford Corp.                                   26,122      355,259
            PH Glatfelter Co.                               50,600    1,325,720
            PolyOne Corp.                                    8,983      272,185
            Reliance Steel & Aluminum Co.                   93,801    6,874,675
*           Resolute Forest Products, Inc.                   1,817       29,054
            Rock Tenn Co. Class A                           26,305    2,814,898
*           RTI International Metals, Inc.                  50,032    1,696,085
#           Schnitzer Steel Industries, Inc. Class A        14,397      418,089
            Sealed Air Corp.                                46,499    1,403,340
            Sensient Technologies Corp.                     38,101    1,986,205
            Steel Dynamics, Inc.                            94,919    1,705,694
*           Stillwater Mining Co.                           59,549      649,680
*           SunCoke Energy, Inc.                            62,210    1,244,200
            Synalloy Corp.                                   5,144       82,767
#*          Texas Industries, Inc.                          33,762    1,813,019
#           Tredegar Corp.                                  40,177    1,173,972
            Tronox, Ltd. Class A                             1,600       36,944
#*          Universal Stainless & Alloy Products, Inc.       9,093      293,886
            Vulcan Materials Co.                            58,246    3,119,073
            Wausau Paper Corp.                              14,684      171,803
            Westlake Chemical Corp.                         79,076    8,494,344
            Worthington Industries, Inc.                    47,320    1,918,353
*           Zoltek Cos., Inc.                               34,022      568,167
                                                                   ------------
Total Materials                                                     140,654,005
                                                                   ------------
Other -- (0.0%)
(degrees)*  Gerber Scientific, Inc. Escrow Shares           47,409           --
(degrees)*  Petrocorp, Inc. Escrow Shares                      900           54

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              Shares       Value+
                                                            ---------- --------------
Other -- (Continued)
(degrees)*   Price Communications Liquidation Trust             47,738 $           --
                                                                       --------------
Total Other                                                                        54
                                                                       --------------
Real Estate Investment Trusts -- (0.0%)
             Geo Group, Inc. (The)                               6,663        235,004
                                                                       --------------
Telecommunication Services -- (4.6%)
             AT&T, Inc.                                      4,065,906    147,185,797
             Atlantic Tele-Network, Inc.                            84          4,655
*            Cbeyond, Inc.                                      11,274         72,605
#            CenturyLink, Inc.                                 510,163     17,274,119
#            Frontier Communications Corp.                     696,949      3,073,545
*            General Communication, Inc. Class A                44,167        420,028
*            Iridium Communications, Inc.                       14,800         89,244
*            Leap Wireless International, Inc.                   8,393        135,128
             Lumos Networks Corp.                                  500         11,005
#*           ORBCOMM, Inc.                                      44,499        268,329
*            Premiere Global Services, Inc.                      2,000         18,020
             Shenandoah Telecommunications Co.                   3,026         83,911
#*           Sprint Corp.                                      824,326      5,547,714
             T-Mobile US, Inc.                                 113,786      3,155,286
             Telephone & Data Systems, Inc.                    154,629      4,821,332
             United States Cellular Corp.                       33,568      1,624,691
             USA Mobility, Inc.                                 12,522        186,828
             Verizon Communications, Inc.                      547,535     27,655,993
*            Vonage Holdings Corp.                              85,934        320,534
                                                                       --------------
Total Telecommunication Services                                          211,948,764
                                                                       --------------
Utilities -- (0.3%)
*            Calpine Corp.                                      62,921      1,269,117
#            Consolidated Water Co., Ltd.                        6,656        100,106
*            Genie Energy, Ltd. Class B                          5,000         51,650
             NRG Energy, Inc.                                  367,799     10,493,305
#            Ormat Technologies, Inc.                           20,134        524,893
#            SJW Corp.                                           6,569        185,443
             UGI Corp.                                          52,659      2,178,503
                                                                       --------------
Total Utilities                                                            14,803,017
                                                                       --------------
TOTAL COMMON STOCKS                                                     4,366,367,749
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   CVR Energy, Inc. Contingent Value Rights           44,674             --
             Magnum Hunter Resources Corp. Warrants
(degrees)#*    04/15/16                                          8,219             --
                                                                       --------------
TOTAL RIGHTS/WARRANTS                                                              --
                                                                       --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
             State Street Institutional Liquid Reserves,
               0.073%                                       22,324,026     22,324,026
                                                                       --------------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                      Shares/
                                                       Face
                                                      Amount
                                                       (000)        Value+
                                                     ---------- --------------
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@  DFA Short Term Investment Fund                 15,381,037 $  177,958,599
                                                                --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,775,925,201)             $4,566,650,374
                                                                ==============

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of Ethics is filed herewith.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

     (a)(3) This item is not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David G. Booth
     ----------------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: January 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ----------------------------------------
     David G. Booth
     Principal Executive Officer
     The DFA Investment Trust Company

Date: January 2, 2014

By:  /s/ David R. Martin
     ----------------------------------------
     David R. Martin
     Principal Financial Officer
     The DFA Investment Trust Company

Date: January 2, 2014